Due to size constraints, this filing is being made in 2 related submissions.  This submission is the first of the 2 related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080

(Address of principal executive offices) (Zip code)

Principal Management Corporation, Principal Financial Group, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2011
Date of reporting period:	April 30, 2011

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Retirement, Institutional, & J Share Classes

Semiannual Report

April 30, 2011

PRIVACY NOTICE

This Notice is provided on behalf of the following companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Trust Company

Spectrum Asset Management, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

  to assist us in providing service;
  to help design and improve products; or
  with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

  in response to a subpoena,
  to prevent fraud,
  to comply with inquiries from government agencies or other regulators, or for other legal purposes.

We also may share personal information:

  with others that service your accounts, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with other companies with your consent, at your request or as allowed by law.

MM 2458-9

01/2011

F445PS-11

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

MM 2458-9

01/2011

F456PS-11

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Trust Company

Spectrum Asset Management, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

BB 9338-8

01/2011

F445CA-8

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-8

01/2011

F456CA-8

Table of Contents

Financial Statements	1
Notes to Financial Statements	96
Schedules of Investments	138
Financial Highlights	407
Shareholder Expense Example	521
Supplemental Information	529

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

			Disciplined
	Bond & Mortgage	Core Plus	LargeCap
Amounts in thousands, except per share amounts	Securities Fund	Bond Fund I	Blend Fund
Investment in securities--at cost	$ 2,133,162	$ 3,029,328	$ 249,977
Foreign currency--at cost	$ 170	$ 2,316	$ –
Assets
Investment in securities--at value	$ 2,139,913	$ 3,141,835	$ 287,448
Foreign currency--at value	177	2,334	–
Cash	6,864	36,415	41
Receivables:
Dividends and interest	14,437	17,716	182
Expense reimbursement from Manager	13	–	3
Expense reimbursement from Distributor	25	–	–
Foreign currency contracts	4	13,920	–
Fund shares sold	6,317	384	64
Investment securities sold	32,605	18,266	568
Swap premiums paid	475	4,323	–
Unrealized gain on swap agreements	168	6,215	–
Variation margin on futures contracts	29	26	–
Other assets	11	2	5
Total Assets	2,201,038	3,241,436	288,311
Liabilities
Accrued management and investment advisory fees	834	1,345	139
Accrued administrative service fees	10	4	1
Accrued distribution fees	132	8	59
Accrued service fees	35	15	2
Accrued transfer agent fees	194	14	209
Accrued directors' expenses	3	5	–
Accrued other expenses	30	64	97
Payables:
Dividends payable	5,971	–	–
Foreign currency contracts	133	6,114	–
Fund shares redeemed	800	530	503
Investment securities purchased	228,952	211,939	–
Line of credit	–	–	570
Options and swaptions contracts written (premiums received $0, $5,510 and $0)	–	8,646	–
Short sales (proceeds received $0, $14,148 and $0)	–	14,369	–
Swap premiums received	4,101	4,815	–
Unrealized loss on swap agreements	3,394	4,619	–
Variation margin on futures contracts	–	424	–
Total Liabilities	244,589	252,911	1,580
Net Assets Applicable to Outstanding Shares	$ 1,956,449	$ 2,988,525	$ 286,731
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,136,666	$ 2,887,153	$ 701,996
Accumulated undistributed (overdistributed) net investment income (loss)	6,119	(5,762)	(484)
Accumulated undistributed (overdistributed) net realized gain (loss)	(190,078)	(19,292)	(452,252)
Net unrealized appreciation (depreciation) of investments	3,862	118,452	37,471
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(120)	7,974	–
Total Net Assets	$ 1,956,449	$ 2,988,525	$ 286,731
Capital Stock (par value: $.01 a share):
Shares authorized	720,000	380,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 130,374	N/A	$ 221,596
Shares Issued and Outstanding	12,312		17,041
Net Asset Value per share	$ 10.59		$ 13.00
Maximum Offering Price	$ 11.00		$ 13.76
Class B: Net Assets	$ 7,926	N/A	$ 11,803
Shares Issued and Outstanding	747		918
Net Asset Value per share	$ 10.61 (a)		$ 12.86 (a)
Class C: Net Assets	$ 5,697	N/A	$ 2,511
Shares Issued and Outstanding	538		195
Net Asset Value per share	$ 10.59 (a)		$ 12.88 (a)
Class J: Net Assets	$ 201,795	N/A	N/A
Shares Issued and Outstanding	18,951
Net Asset Value per share	$ 10.65 (a)
Institutional: Net Assets	$ 1,440,620	$ 2,915,777	$ 40,483
Shares Issued and Outstanding	136,111	263,619	3,124
Net Asset Value per share	$ 10.58	$ 11.06	$ 12.96
R-1: Net Assets	$ 10,355	$ 2,926	$ 1,313
Shares Issued and Outstanding	979	266	102
Net Asset Value per share	$ 10.58	$ 11.00	$ 12.91
R-2: Net Assets	$ 21,036	$ 8,117	$ 1,030
Shares Issued and Outstanding	2,004	737	80
Net Asset Value per share	$ 10.50	$ 11.01	$ 12.83
R-3: Net Assets	$ 41,348	$ 21,072	$ 5,740
Shares Issued and Outstanding	3,926	1,912	446
Net Asset Value per share	$ 10.53	$ 11.02	$ 12.87
R-4: Net Assets	$ 33,298	$ 10,476	$ 808
Shares Issued and Outstanding	3,111	946	62
Net Asset Value per share	$ 10.70	$ 11.07	$ 13.06
R-5: Net Assets	$ 64,000	$ 30,157	$ 1,447
Shares Issued and Outstanding	6,071	2,729	112
Net Asset Value per share	$ 10.54	$ 11.05	$ 12.92

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Diversified	Equity Income	Global Diversified
Amounts in thousands, except per share amounts	International Fund	Fund	Income Fund
Investment in securities--at cost	$ 1,724,816	$ 2,962,651	$ 2,231,785
Foreign currency--at cost	$ 2,330	$ –	$ 178
Assets
Investment in securities--at value	$ 2,137,305	$ 3,657,379	$ 2,364,282
Foreign currency--at value	2,353	–	180
Cash	411	103	18,251
Receivables:
Dividends and interest	8,562	6,525	31,083
Expense reimbursement from Manager	4	–	–
Expense reimbursement from Distributor	23	–	–
Fund shares sold	1,334	4,793	39,526
Investment securities sold	27,733	–	12,970
Other assets	5	2	–
Prepaid directors' expenses	–	2	7
Prepaid transfer agent fees	–	–	84
Prepaid expenses	–	–	137
Total Assets	2,177,730	3,668,804	2,466,520
Liabilities
Accrued management and investment advisory fees	1,484	1,495	1,456
Accrued administrative service fees	11	2	–
Accrued distribution fees	178	327	728
Accrued service fees	49	9	–
Accrued transfer agent fees	386	480	–
Accrued directors' expenses	1	–	–
Accrued other expenses	372	217	–
Payables:
Dividends payable	–	–	9,604
Fund shares redeemed	608	1,644	3,561
Investment securities purchased	26,462	–	37,504
Total Liabilities	29,551	4,174	52,853
Net Assets Applicable to Outstanding Shares	$ 2,148,179	$ 3,664,630	$ 2,413,667
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,276,586	$ 3,599,029	$ 2,262,184
Accumulated undistributed (overdistributed) net investment income (loss)	8,169	19,361	2,275
Accumulated undistributed (overdistributed) net realized gain (loss)	(549,279)	(648,488)	16,698
Net unrealized appreciation (depreciation) of investments	412,489	694,728	132,497
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	214	–	13
Total Net Assets	$ 2,148,179	$ 3,664,630	$ 2,413,667
Capital Stock (par value: $.01 a share):
Shares authorized	1,010,000	930,000	475,000
Net Asset Value Per Share:
Class A: Net Assets	$ 294,011	$ 687,704	$ 1,249,665
Shares Issued and Outstanding	26,717	36,427	90,418
Net Asset Value per share	$ 11.00	$ 18.88	$ 13.82
Maximum Offering Price	$ 11.64	$ 19.98	$ 14.36
Class B: Net Assets	$ 16,620	$ 111,296	N/A
Shares Issued and Outstanding	1,509	5,949
Net Asset Value per share	$ 11.01 (a)	$ 18.71(a)
Class C: Net Assets	$ 12,651	$ 114,001	$ 616,268
Shares Issued and Outstanding	1,149	6,159	44,741
Net Asset Value per share	$ 11.01 (a)	$ 18.51(a)	$ 13.77 (a)
Class J: Net Assets	$ 195,445	N/A	N/A
Shares Issued and Outstanding	17,935
Net Asset Value per share	$ 10.90 (a)
Class P: Net Assets	$ 65	$ 1,905	$ 33,610
Shares Issued and Outstanding	6	101	2,440
Net Asset Value per share	$ 10.96	$ 18.89	$ 13.77
Institutional: Net Assets	$ 1,380,537	$ 2,702,437	$ 514,124
Shares Issued and Outstanding	125,883	143,012	37,312
Net Asset Value per share	$ 10.97	$ 18.90	$ 13.78
R-1: Net Assets	$ 10,066	$ 2,180	N/A
Shares Issued and Outstanding	920	116
Net Asset Value per share	$ 10.94	$ 18.83
R-2: Net Assets	$ 18,438	$ 2,260	N/A
Shares Issued and Outstanding	1,693	120
Net Asset Value per share	$ 10.89	$ 18.88
R-3: Net Assets	$ 71,531	$ 18,917	N/A
Shares Issued and Outstanding	6,533	1,004
Net Asset Value per share	$ 10.95	$ 18.84
R-4: Net Assets	$ 53,139	$ 6,228	N/A
Shares Issued and Outstanding	4,789	330
Net Asset Value per share	$ 11.10	$ 18.87
R-5: Net Assets	$ 95,676	$ 17,702	N/A
Shares Issued and Outstanding	8,640	937
Net Asset Value per share	$ 11.07	$ 18.89

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Government &
	Global Real Estate	High Quality
Amounts in thousands, except per share amounts	Securities Fund	Bond Fund	High Yield Fund
Investment in securities--at cost	$ 162,963	$ 1,677,115	$ 3,289,123
Investment in affiliated securities--at cost	$ –	$ –	$ 23,687
Foreign currency--at cost	$ 2,787	$ –	$ –
Assets
Investment in securities--at value	$ 177,918	$ 1,726,023	$ 3,423,087
Investment in affiliated securities--at value	–	–	30,278
Foreign currency--at value	2,868	–	–
Cash	2,381	–	12,795
Receivables:
Dividends and interest	264	6,946	59,433
Expense reimbursement from Manager	3	16	19
Expense reimbursement from Distributor	–	46	–
Foreign currency contracts	390	–	–
Fund shares sold	198	7,573	31,121
Investment securities sold	2,362	73	49,456
Other assets	–	19	–
Prepaid directors' expenses	1	–	–
Total Assets	186,385	1,740,696	3,606,189
Liabilities
Accrued management and investment advisory fees	126	680	1,455
Accrued administrative service fees	–	3	–
Accrued distribution fees	5	208	924
Accrued service fees	–	10	–
Accrued transfer agent fees	1	202	776
Accrued directors' expenses	–	2	8
Accrued other expenses	32	34	427
Cash overdraft	–	34	–
Payables:
Dividends payable	–	5,374	19,969
Foreign currency contracts	395	–	–
Fund shares redeemed	11	2,586	13,906
Investment securities purchased	4,613	68,970	67,023
Total Liabilities	5,183	78,103	104,488
Net Assets Applicable to Outstanding Shares	$ 181,202	$ 1,662,593	$ 3,501,701
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 166,754	$ 1,707,243	$ 3,263,122
Accumulated undistributed (overdistributed) net investment income (loss)	(383)	(5,139)	37
Accumulated undistributed (overdistributed) net realized gain (loss)	(184)	(88,419)	97,936
Net unrealized appreciation (depreciation) of investments	14,955	48,908	140,555
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	60	–	51
Total Net Assets	$ 181,202	$ 1,662,593	$ 3,501,701
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	955,000	1,050,000
Net Asset Value Per Share:
Class A: Net Assets	$ 15,434	$ 395,937	$ 2,135,407
Shares Issued and Outstanding	2,039	35,714	260,885
Net Asset Value per share	$ 7.57	$ 11.09	$ 8.19
Maximum Offering Price	$ 8.01	$ 11.35	$ 8.51
Class B: Net Assets	N/A	$ 21,939	$ 65,680
Shares Issued and Outstanding		1,980	7,984
Net Asset Value per share		$ 11.08(a)	$ 8.23 (a)
Class C: Net Assets	$ 2,523	$ 71,176	$ 532,486
Shares Issued and Outstanding	340	6,427	64,614
Net Asset Value per share	$ 7.43 (a)	$ 11.07(a)	$ 8.24 (a)
Class J: Net Assets	N/A	$ 112,248	N/A
Shares Issued and Outstanding		10,113
Net Asset Value per share		$ 11.10(a)
Class P: Net Assets	$ 7,969	$ 1,134	$ 25,590
Shares Issued and Outstanding	1,001	102	3,126
Net Asset Value per share	$ 7.96	$ 11.10	$ 8.19
Institutional: Net Assets	$ 155,276	$ 1,009,684	$ 742,538
Shares Issued and Outstanding	19,503	91,039	91,052
Net Asset Value per share	$ 7.96	$ 11.09	$ 8.16
R-1: Net Assets	N/A	$ 3,158	N/A
Shares Issued and Outstanding		285
Net Asset Value per share		$ 11.10
R-2: Net Assets	N/A	$ 7,911	N/A
Shares Issued and Outstanding		713
Net Asset Value per share		$ 11.10
R-3: Net Assets	N/A	$ 17,778	N/A
Shares Issued and Outstanding		1,603
Net Asset Value per share		$ 11.09
R-4: Net Assets	N/A	$ 7,068	N/A
Shares Issued and Outstanding		637
Net Asset Value per share		$ 11.10
R-5: Net Assets	N/A	$ 14,560	N/A
Shares Issued and Outstanding		1,312
Net Asset Value per share		$ 11.10

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

			Inflation
Amounts in thousands, except per share amounts	High Yield Fund I	Income Fund	Protection Fund
Investment in securities--at cost	$ 1,359,948	$ 1,377,413	$ 608,578
Assets
Investment in securities--at value	$ 1,437,342	$ 1,447,987	$ 622,127
Cash	1,625	386	98,387
Receivables:
Dividends and interest	28,487	17,404	2,635
Expense reimbursement from Manager	–	5	–
Expense reimbursement from Distributor	–	5	1
Fund shares sold	1,104	7,634	3,524
Investment securities sold	8,022	–	105
Unrealized gain on swap agreements	–	–	397
Variation margin on futures contracts	–	–	13
Prepaid expenses	35	–	–
Total Assets	1,476,615	1,473,421	727,189
Liabilities
Accrued management and investment advisory fees	738	592	228
Accrued administrative service fees	–	–	1
Accrued distribution fees	–	139	12
Accrued service fees	–	2	1
Accrued transfer agent fees	3	118	12
Accrued directors' expenses	–	1	–
Accrued other expenses	–	37	2
Payables:
Dividends payable	–	6,150	2,885
Fund shares redeemed	203	958	75
Investment securities purchased	24,203	2,009	–
Unrealized loss on swap agreements	–	–	307
Unrealized loss on unfunded loan commitments	3	–	–
Variation margin on futures contracts	–	–	71
Total Liabilities	25,150	10,006	3,594
Net Assets Applicable to Outstanding Shares	$ 1,451,465	$ 1,463,415	$ 723,595
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,302,579	$ 1,437,454	$ 786,764
Accumulated undistributed (overdistributed) net investment income (loss)	31,747	(11,834)	35
Accumulated undistributed (overdistributed) net realized gain (loss)	39,745	(32,784)	(76,184)
Net unrealized appreciation (depreciation) of investments	77,394	70,574	12,980
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	5	–
Total Net Assets	$ 1,451,465	$ 1,463,415	$ 723,595
Capital Stock (par value: $.01 a share):
Shares authorized	150,000	980,000	680,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 261,572	$ 24,651
Shares Issued and Outstanding		27,376	2,987
Net Asset Value per share		$ 9.55	$ 8.25
Maximum Offering Price		$ 9.77	$ 8.57
Class B: Net Assets	N/A	$ 25,753	N/A
Shares Issued and Outstanding		2,686
Net Asset Value per share		$ 9.59(a)
Class C: Net Assets	N/A	$ 56,473	$ 4,307
Shares Issued and Outstanding		5,883	526
Net Asset Value per share		$ 9.60(a)	$ 8.18 (a)
Class J: Net Assets	N/A	$ 43,914	$ 7,474
Shares Issued and Outstanding		4,587	920
Net Asset Value per share		$ 9.57(a)	$ 8.12 (a)
Class P: Net Assets	N/A	$ 1,228	N/A
Shares Issued and Outstanding		128
Net Asset Value per share		$ 9.57
Institutional: Net Assets	$ 1,451,465	$ 1,066,354	$ 679,578
Shares Issued and Outstanding	128,278	111,351	82,907
Net Asset Value per share	$ 11.31	$ 9.58	$ 8.20
R-1: Net Assets	N/A	$ 563	$ 832
Shares Issued and Outstanding		59	103
Net Asset Value per share		$ 9.57	$ 8.08
R-2: Net Assets	N/A	$ 107	$ 807
Shares Issued and Outstanding		11	100
Net Asset Value per share		$ 9.58	$ 8.09
R-3: Net Assets	N/A	$ 3,861	$ 3,133
Shares Issued and Outstanding		403	386
Net Asset Value per share		$ 9.59	$ 8.12
R-4: Net Assets	N/A	$ 1,447	$ 1,063
Shares Issued and Outstanding		151	131
Net Asset Value per share		$ 9.58	$ 8.14
R-5: Net Assets	N/A	$ 2,143	$ 1,750
Shares Issued and Outstanding		224	214
Net Asset Value per share		$ 9.57	$ 8.16

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	International
	Emerging	International	International
Amounts in thousands, except per share amounts	Markets Fund	Fund I	Growth Fund
Investment in securities--at cost	$ 1,409,747	$ 1,298,011	$ 1,028,466
Foreign currency--at cost	$ 4,674	$ 686	$ 872
Assets
Investment in securities--at value	$ 1,778,326	$ 1,557,831	$ 1,229,947
Foreign currency--at value	4,701	687	877
Cash	2,330	29,787	32
Receivables:
Dividends and interest	5,012	7,955	7,076
Expense reimbursement from Manager	1	33	4
Expense reimbursement from Distributor	26	–	5
Fund shares sold	1,143	262	355
Investment securities sold	13,381	10,065	–
Variation margin on futures contracts	–	119	–
Total Assets	1,804,920	1,606,739	1,238,296
Liabilities
Accrued management and investment advisory fees	1,701	1,364	966
Accrued administrative service fees	8	4	1
Accrued distribution fees	151	8	21
Accrued service fees	28	11	5
Accrued transfer agent fees	224	14	40
Accrued directors' expenses	1	–	3
Accrued other expenses	632	237	160
Payables:
Fund shares redeemed	1,301	824	1,992
Investment securities purchased	15,457	10,952	–
Total Liabilities	19,503	13,414	3,188
Net Assets Applicable to Outstanding Shares	$ 1,785,417	$ 1,593,325	$ 1,235,108
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,535,828	$ 1,810,801	$ 1,737,747
Accumulated undistributed (overdistributed) net investment income (loss)	3,129	3,555	7,228
Accumulated undistributed (overdistributed) net realized gain (loss)	(122,212)	(483,232)	(711,506)
Net unrealized appreciation (depreciation) of investments	368,579	262,023	201,481
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	93	178	158
Total Net Assets	$ 1,785,417	$ 1,593,325	$ 1,235,108
Capital Stock (par value: $.01 a share):
Shares authorized	555,000	330,000	590,000
Net Asset Value Per Share:
Class A: Net Assets	$ 149,800	N/A	$ 8,967
Shares Issued and Outstanding	5,259		919
Net Asset Value per share	$ 28.48		$ 9.76
Maximum Offering Price	$ 30.14		$ 10.33
Class B: Net Assets	$ 14,442	N/A	N/A
Shares Issued and Outstanding	532
Net Asset Value per share	$ 27.15 (a)
Class C: Net Assets	$ 14,592	N/A	$ 629
Shares Issued and Outstanding	527		64
Net Asset Value per share	$ 27.68 (a)		$ 9.80 (a)
Class J: Net Assets	$ 217,188	N/A	$ 42,046
Shares Issued and Outstanding	7,893		4,408
Net Asset Value per share	$ 27.52 (a)		$ 9.54 (a)
Class P: Net Assets	$ 57	N/A	N/A
Shares Issued and Outstanding	2
Net Asset Value per share	$ 28.30
Institutional: Net Assets	$ 1,249,366	$ 1,538,989	$ 1,156,688
Shares Issued and Outstanding	44,133	122,137	118,751
Net Asset Value per share	$ 28.31	$ 12.60	$ 9.74
R-1: Net Assets	$ 10,453	$ 7,298	$ 1,314
Shares Issued and Outstanding	372	583	134
Net Asset Value per share	$ 28.08	$ 12.52	$ 9.78
R-2: Net Assets	$ 12,420	$ 7,726	$ 3,648
Shares Issued and Outstanding	445	617	384
Net Asset Value per share	$ 27.93	$ 12.53	$ 9.51
R-3: Net Assets	$ 44,895	$ 13,041	$ 9,492
Shares Issued and Outstanding	1,601	1,041	937
Net Asset Value per share	$ 28.05	$ 12.53	$ 10.13
R-4: Net Assets	$ 29,128	$ 12,897	$ 3,912
Shares Issued and Outstanding	1,030	1,027	405
Net Asset Value per share	$ 28.27	$ 12.56	$ 9.66
R-5: Net Assets	$ 43,076	$ 13,374	$ 8,412
Shares Issued and Outstanding	1,520	1,063	869
Net Asset Value per share	$ 28.34	$ 12.58	$ 9.68

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	International	LargeCap	LargeCap
Amounts in thousands, except per share amounts	Value Fund I	Blend Fund II	Growth Fund
Investment in securities--at cost	$ 1,245,875	$ 944,828	$ 1,935,163
Assets
Investment in securities--at value	$ 1,519,024	$ 1,127,281	$ 2,596,611
Cash	35,130	4,192	268
Receivables:
Dividends and interest	7,703	1,221	1,833
Expense reimbursement from Manager	37	16	2
Expense reimbursement from Distributor	–	13	6
Fund shares sold	97	252	1,280
Investment securities sold	17,739	658	71,351
Variation margin on futures contracts	158	126	–
Other assets	–	–	12
Prepaid directors' expenses	3	–	–
Total Assets	1,579,891	1,133,759	2,671,363
Liabilities
Accrued management and investment advisory fees	1,325	670	1,312
Accrued administrative service fees	–	5	11
Accrued distribution fees	–	51	134
Accrued service fees	–	17	53
Accrued transfer agent fees	1	42	445
Accrued directors' expenses	–	–	2
Accrued other expenses	115	20	201
Payables:
Fund shares redeemed	876	1,366	1,740
Investment securities purchased	21,996	817	83,811
Total Liabilities	24,313	2,988	87,709
Net Assets Applicable to Outstanding Shares	$ 1,555,578	$ 1,130,771	$ 2,583,654
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,212,603	$ 1,061,302	$ 2,258,397
Accumulated undistributed (overdistributed) net investment income (loss)	10,231	2,794	133
Accumulated undistributed (overdistributed) net realized gain (loss)	54,842	(117,395)	(336,324)
Net unrealized appreciation (depreciation) of investments	277,760	184,070	661,448
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	142	–	–
Total Net Assets	$ 1,555,578	$ 1,130,771	$ 2,583,654
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	490,000	1,220,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A	$ 348,253
Shares Issued and Outstanding			41,168
Net Asset Value per share			$ 8.46
Maximum Offering Price			$ 8.95
Class B: Net Assets	N/A	N/A	$ 16,314
Shares Issued and Outstanding			2,036
Net Asset Value per share			$ 8.01 (a)
Class C: Net Assets	N/A	N/A	$ 12,132
Shares Issued and Outstanding			1,481
Net Asset Value per share			$ 8.19 (a)
Class J: Net Assets	N/A	$ 110,052	$ 49,370
Shares Issued and Outstanding		10,910	6,101
Net Asset Value per share		$ 10.09(a)	$ 8.09 (a)
Class P: Net Assets	N/A	N/A	$ 140
Shares Issued and Outstanding			16
Net Asset Value per share			$ 8.65
Institutional: Net Assets	$ 1,555,578	$ 934,286	$ 1,893,728
Shares Issued and Outstanding	130,280	90,168	218,793
Net Asset Value per share	$ 11.94	$ 10.36	$ 8.66
R-1: Net Assets	N/A	$ 3,379	$ 18,875
Shares Issued and Outstanding		327	2,272
Net Asset Value per share		$ 10.32	$ 8.31
R-2: Net Assets	N/A	$ 12,624	$ 12,102
Shares Issued and Outstanding		1,231	1,446
Net Asset Value per share		$ 10.26	$ 8.37
R-3: Net Assets	N/A	$ 27,833	$ 50,306
Shares Issued and Outstanding		2,706	5,663
Net Asset Value per share		$ 10.29	$ 8.88
R-4: Net Assets	N/A	$ 16,087	$ 34,314
Shares Issued and Outstanding		1,554	3,900
Net Asset Value per share		$ 10.35	$ 8.80
R-5: Net Assets	N/A	$ 26,510	$ 148,120
Shares Issued and Outstanding		2,566	17,002
Net Asset Value per share		$ 10.33	$ 8.71

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	LargeCap	LargeCap	LargeCapS&P 500
Amounts in thousands, except per share amounts	Growth Fund I	Growth Fund II	Index Fund
Investment in securities--at cost	$ 2,681,606	$ 951,298	$ 2,219,194
Assets
Investment in securities--at value	$ 3,491,857	$ 1,195,729	$ 2,700,274
Cash	18,132	6,778	482
Receivables:
Dividends and interest	1,262	925	2,499
Expense reimbursement from Manager	45	13	2
Expense reimbursement from Distributor	8	3	43
Foreign currency contracts	–	1	–
Fund shares sold	631	27	761
Investment securities sold	1,903	9,936	452
Variation margin on futures contracts	312	88	299
Other assets	1	–	2
Total Assets	3,514,151	1,213,500	2,704,814
Liabilities
Accrued management and investment advisory fees	1,731	905	325
Accrued administrative service fees	7	2	24
Accrued distribution fees	39	16	212
Accrued service fees	35	10	116
Accrued transfer agent fees	21	10	237
Accrued directors' expenses	–	–	2
Accrued other expenses	21	16	153
Payables:
Foreign currency contracts	–	22	–
Fund shares redeemed	2,171	1,681	3,160
Investment securities purchased	7,787	10,517	1,796
Line of credit	–	60	–
Total Liabilities	11,812	13,239	6,025
Net Assets Applicable to Outstanding Shares	$ 3,502,339	$ 1,200,261	$ 2,698,789
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,705,213	$ 1,104,549	$ 2,476,063
Accumulated undistributed (overdistributed) net investment income (loss)	631	944	10,406
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,023)	(150,543)	(272,646)
Net unrealized appreciation (depreciation) of investments	813,518	245,332	484,966
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(21)	–
Total Net Assets	$ 3,502,339	$ 1,200,261	$ 2,698,789
Capital Stock (par value: $.01 a share):
Shares authorized	965,000	670,000	785,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A	$ 176,608
Shares Issued and Outstanding			18,430
Net Asset Value per share			$ 9.58
Maximum Offering Price			$ 9.73
Class C: Net Assets	N/A	N/A	$ 7,135
Shares Issued and Outstanding			750
Net Asset Value per share			$ 9.51 (a)
Class J: Net Assets	$ 67,274	$ 30,280	$ 361,829
Shares Issued and Outstanding	7,362	3,711	38,064
Net Asset Value per share	$ 9.14 (a)	$ 8.16(a)	$ 9.51 (a)
Institutional: Net Assets	$ 3,259,457	$ 1,122,543	$ 1,576,035
Shares Issued and Outstanding	322,374	125,200	164,485
Net Asset Value per share	$ 10.11	$ 8.97	$ 9.58
R-1: Net Assets	$ 3,763	$ 1,437	$ 19,185
Shares Issued and Outstanding	392	167	2,008
Net Asset Value per share	$ 9.61	$ 8.63	$ 9.55
R-2: Net Assets	$ 9,173	$ 6,998	$ 44,461
Shares Issued and Outstanding	976	836	4,630
Net Asset Value per share	$ 9.40	$ 8.37	$ 9.60
R-3: Net Assets	$ 51,841	$ 10,144	$ 141,431
Shares Issued and Outstanding	5,310	1,190	14,727
Net Asset Value per share	$ 9.76	$ 8.52	$ 9.60
R-4: Net Assets	$ 18,990	$ 8,266	$ 122,171
Shares Issued and Outstanding	1,942	950	12,693
Net Asset Value per share	$ 9.78	$ 8.70	$ 9.63
R-5: Net Assets	$ 91,841	$ 20,593	$ 249,934
Shares Issued and Outstanding	9,242	2,349	25,796
Net Asset Value per share	$ 9.94	$ 8.77	$ 9.69

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands, except per share amounts	Value Fund	Value Fund I	Value Fund III
Investment in securities--at cost	$ 1,486,723	$ 1,954,687	$ 1,221,223
Assets
Investment in securities--at value	$ 1,703,483	$ 2,286,472	$ 1,420,496
Cash	353	7,168	7,084
Receivables:
Dividends and interest	1,406	2,422	1,294
Expense reimbursement from Manager	3	26	15
Expense reimbursement from Distributor	6	–	9
Fund shares sold	375	224	152
Investment securities sold	–	–	2,064
Variation margin on futures contracts	99	158	212
Other assets	29	–	–
Total Assets	1,705,754	2,296,470	1,431,326
Liabilities
Accrued management and investment advisory fees	537	1,418	977
Accrued administrative service fees	1	2	5
Accrued distribution fees	64	3	37
Accrued service fees	3	5	14
Accrued transfer agent fees	180	–	28
Accrued directors' expenses	–	6	1
Accrued other expenses	68	48	11
Payables:
Fund shares redeemed	766	2,364	1,232
Investment securities purchased	–	–	6,200
Total Liabilities	1,619	3,846	8,505
Net Assets Applicable to Outstanding Shares	$ 1,704,135	$ 2,292,624	$ 1,422,821
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,603,346	$ 2,215,574	$ 1,680,284
Accumulated undistributed (overdistributed) net investment income (loss)	3,946	6,775	5,512
Accumulated undistributed (overdistributed) net realized gain (loss)	(121,237)	(263,245)	(464,644)
Net unrealized appreciation (depreciation) of investments	218,080	333,520	201,669
Total Net Assets	$ 1,704,135	$ 2,292,624	$ 1,422,821
Capital Stock (par value: $.01 a share):
Shares authorized	555,000	480,000	650,000
Net Asset Value Per Share:
Class A: Net Assets	$ 182,757	N/A	N/A
Shares Issued and Outstanding	17,598
Net Asset Value per share	$ 10.39
Maximum Offering Price	$ 10.99
Class B: Net Assets	$ 5,714	N/A	N/A
Shares Issued and Outstanding	552
Net Asset Value per share	$ 10.36 (a)
Class C: Net Assets	$ 2,190	N/A	N/A
Shares Issued and Outstanding	213
Net Asset Value per share	$ 10.28 (a)
Class J: Net Assets	$ 51,168	N/A	$ 76,279
Shares Issued and Outstanding	4,992		6,922
Net Asset Value per share	$ 10.25 (a)		$ 11.02 (a)
Institutional: Net Assets	$ 1,445,950	$ 2,269,307	$ 1,273,960
Shares Issued and Outstanding	139,467	196,777	114,290
Net Asset Value per share	$ 10.37	$ 11.53	$ 11.15
R-1: Net Assets	$ 1,440	$ 5,714	$ 4,454
Shares Issued and Outstanding	140	497	401
Net Asset Value per share	$ 10.31	$ 11.50	$ 11.12
R-2: Net Assets	$ 3,316	$ 2,225	$ 13,078
Shares Issued and Outstanding	321	193	1,181
Net Asset Value per share	$ 10.33	$ 11.50	$ 11.07
R-3: Net Assets	$ 2,688	$ 3,986	$ 20,125
Shares Issued and Outstanding	260	347	1,753
Net Asset Value per share	$ 10.34	$ 11.49	$ 11.48
R-4: Net Assets	$ 3,145	$ 4,652	$ 10,713
Shares Issued and Outstanding	305	405	963
Net Asset Value per share	$ 10.30	$ 11.49	$ 11.12
R-5: Net Assets	$ 5,767	$ 6,740	$ 24,212
Shares Issued and Outstanding	555	585	2,166
Net Asset Value per share	$ 10.38	$ 11.53	$ 11.18

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	MidCap	MidCap	MidCap
Amounts in thousands, except per share amounts	Blend Fund	Growth Fund	Growth Fund III
Investment in securities--at cost	$ 1,298,541	$ 117,187	$ 1,330,135
Foreign currency--at cost	$ 20	$ –	$ –
Assets
Investment in securities--at value	$ 1,678,921	$ 146,611	$ 1,832,808
Foreign currency--at value	20	–	–
Cash	27	10	9,959
Receivables:
Dividends and interest	657	11	589
Expense reimbursement from Manager	–	1	33
Expense reimbursement from Distributor	26	4	5
Fund shares sold	3,946	283	138
Investment securities sold	4,687	4,232	17,008
Variation margin on futures contracts	–	–	245
Other assets	6	–	–
Prepaid directors' expenses	–	1	–
Total Assets	1,688,290	151,153	1,860,785
Liabilities
Accrued management and investment advisory fees	841	78	1,427
Accrued administrative service fees	4	2	7
Accrued distribution fees	283	15	31
Accrued service fees	21	13	28
Accrued transfer agent fees	455	8	11
Accrued directors' expenses	1	–	–
Accrued other expenses	112	6	35
Payables:
Fund shares redeemed	1,342	77	1,293
Investment securities purchased	6,173	2,122	9,367
Total Liabilities	9,232	2,321	12,199
Net Assets Applicable to Outstanding Shares	$ 1,679,058	$ 148,832	$ 1,848,586
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,265,734	$ 104,793	$ 1,496,002
Accumulated undistributed (overdistributed) net investment income (loss)	(8,779)	(389)	29
Accumulated undistributed (overdistributed) net realized gain (loss)	41,723	15,004	(153,104)
Net unrealized appreciation (depreciation) of investments	380,380	29,424	505,659
Total Net Assets	$ 1,679,058	$ 148,832	$ 1,848,586
Capital Stock (par value: $.01 a share):
Shares authorized	590,000	305,000	560,000
Net Asset Value Per Share:
Class A: Net Assets	$ 692,838	N/A	N/A
Shares Issued and Outstanding	46,198
Net Asset Value per share	$ 15.00
Maximum Offering Price	$ 15.87
Class B: Net Assets	$ 37,231	N/A	N/A
Shares Issued and Outstanding	2,537
Net Asset Value per share	$ 14.68 (a)
Class C: Net Assets	$ 36,152	N/A	N/A
Shares Issued and Outstanding	2,491
Net Asset Value per share	$ 14.51 (a)
Class J: Net Assets	$ 213,004	$ 29,871	$ 39,805
Shares Issued and Outstanding	14,662	3,681	3,614
Net Asset Value per share	$ 14.53 (a)	$ 8.11(a)	$ 11.01 (a)
Class P: Net Assets	$ 20,058	N/A	N/A
Shares Issued and Outstanding	1,325
Net Asset Value per share	$ 15.14
Institutional: Net Assets	$ 575,414	$ 51,882	$ 1,668,650
Shares Issued and Outstanding	37,968	5,831	139,185
Net Asset Value per share	$ 15.16	$ 8.90	$ 11.99
R-1: Net Assets	$ 2,565	$ 1,820	$ 6,460
Shares Issued and Outstanding	176	217	571
Net Asset Value per share	$ 14.57	$ 8.39	$ 11.31
R-2: Net Assets	$ 7,766	$ 3,630	$ 10,608
Shares Issued and Outstanding	531	420	923
Net Asset Value per share	$ 14.61	$ 8.64	$ 11.49
R-3: Net Assets	$ 25,155	$ 8,893	$ 45,590
Shares Issued and Outstanding	1,692	1,007	3,832
Net Asset Value per share	$ 14.87	$ 8.83	$ 11.90
R-4: Net Assets	$ 18,815	$ 10,397	$ 38,815
Shares Issued and Outstanding	1,239	1,156	3,245
Net Asset Value per share	$ 15.19	$ 8.99	$ 11.96
R-5: Net Assets	$ 50,060	$ 42,339	$ 38,658
Shares Issued and Outstanding	3,325	4,643	3,177
Net Asset Value per share	$ 15.06	$ 9.12	$ 12.17

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

9

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	MidCap S&P 400	MidCap	MidCap
Amounts in thousands, except per share amounts	Index Fund	Value Fund I	Value Fund III
Investment in securities--at cost	$ 376,159	$ 1,367,024	$ 85,898
Assets
Investment in securities--at value	$ 469,431	$ 1,715,612	$ 104,744
Cash	544	6,062	1,377
Receivables:
Dividends and interest	195	940	53
Expense reimbursement from Manager	7	27	2
Expense reimbursement from Distributor	6	8	11
Fund shares sold	2,479	256	44
Investment securities sold	5,163	422	11
Variation margin on futures contracts	35	211	11
Prepaid directors' expenses	–	–	1
Total Assets	477,860	1,723,538	106,254
Liabilities
Accrued management and investment advisory fees	56	1,342	57
Accrued administrative service fees	13	9	–
Accrued distribution fees	46	42	35
Accrued service fees	55	30	2
Accrued transfer agent fees	26	34	26
Accrued directors' expenses	–	2	–
Accrued other expenses	12	40	11
Payables:
Fund shares redeemed	1,708	987	213
Investment securities purchased	2,199	12,139	288
Total Liabilities	4,115	14,625	632
Net Assets Applicable to Outstanding Shares	$ 473,745	$ 1,708,913	$ 105,622
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 368,688	$ 1,566,804	$ 102,209
Accumulated undistributed (overdistributed) net investment income (loss)	607	857	141
Accumulated undistributed (overdistributed) net realized gain (loss)	11,001	(210,364)	(15,672)
Net unrealized appreciation (depreciation) of investments	93,449	351,616	18,944
Total Net Assets	$ 473,745	$ 1,708,913	$ 105,622
Capital Stock (par value: $.01 a share):
Shares authorized	305,000	580,000	305,000
Net Asset Value Per Share:
Class J: Net Assets	$ 53,169	$ 62,880	$ 93,232
Shares Issued and Outstanding	3,433	4,420	7,038
Net Asset Value per share	$ 15.49 (a)	$ 14.23(a)	$ 13.25 (a)
Institutional: Net Assets	$ 154,849	$ 1,493,703	$ 301
Shares Issued and Outstanding	9,827	104,437	22
Net Asset Value per share	$ 15.76	$ 14.30	$ 13.89
R-1: Net Assets	$ 11,588	$ 9,010	$ 423
Shares Issued and Outstanding	739	640	32
Net Asset Value per share	$ 15.68	$ 14.08	$ 13.34
R-2: Net Assets	$ 24,649	$ 18,923	$ 1,521
Shares Issued and Outstanding	1,545	1,343	113
Net Asset Value per share	$ 15.95	$ 14.09	$ 13.42
R-3: Net Assets	$ 68,224	$ 44,830	$ 1,890
Shares Issued and Outstanding	4,273	3,162	141
Net Asset Value per share	$ 15.97	$ 14.18	$ 13.37
R-4: Net Assets	$ 48,359	$ 33,673	$ 1,219
Shares Issued and Outstanding	3,025	2,370	92
Net Asset Value per share	$ 15.99	$ 14.21	$ 13.25
R-5: Net Assets	$ 112,907	$ 45,894	$ 7,036
Shares Issued and Outstanding	7,031	3,218	528
Net Asset Value per share	$ 16.06	$ 14.26	$ 13.33

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

10

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Money	Principal Capital	Principal LifeTime
Amounts in thousands, except per share amounts	Market Fund	Appreciation Fund	2010 Fund
Investment in securities--at cost	$ 1,281,289	$ 986,704	$ –
Investment in affiliated securities--at cost	$ –	$ –	$ 1,701,411
Assets
Investment in securities--at value	$ 1,281,289	$ 1,510,788	$ –
Investment in affiliated securities--at value	–	–	1,826,234
Cash	16	152	–
Receivables:
Dividends and interest	120	1,335	1,757
Expense reimbursement from Manager	365	1	3
Expense reimbursement from Distributor	40	–	27
Fund shares sold	2,441	2,991	1,796
Investment securities sold	–	2,179	–
Other assets	26	–	–
Total Assets	1,284,297	1,517,446	1,829,817
Liabilities
Accrued management and investment advisory fees	410	607	44
Accrued administrative service fees	10	1	21
Accrued distribution fees	115	163	133
Accrued service fees	47	4	77
Accrued transfer agent fees	407	291	40
Accrued directors' expenses	6	–	6
Accrued other expenses	349	190	33
Payables:
Fund shares redeemed	7,786	1,243	1,610
Investment securities purchased	8,300	1,495	–
Total Liabilities	17,430	3,994	1,964
Net Assets Applicable to Outstanding Shares	$ 1,266,867	$ 1,513,452	$ 1,827,853
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,308,487	$ 981,274	$ 1,883,487
Accumulated undistributed (overdistributed) net investment income (loss)	–	3,082	6,019
Accumulated undistributed (overdistributed) net realized gain (loss)	(41,620)	5,012	(186,476)
Net unrealized appreciation (depreciation) of investments	–	524,084	124,823
Total Net Assets	$ 1,266,867	$ 1,513,452	$ 1,827,853
Capital Stock (par value: $.01 a share):
Shares authorized	17,575,000	880,000	585,000
Net Asset Value Per Share:
Class A: Net Assets	$ 499,513	$ 456,708	$ 39,239
Shares Issued and Outstanding	499,577	10,950	3,275
Net Asset Value per share	$ 1.00	$ 41.71	$ 11.98
Maximum Offering Price	$ 1.00	$ 44.14	$ 12.68
Class B: Net Assets	$ 25,980	$ 61,778	N/A
Shares Issued and Outstanding	25,983	1,747
Net Asset Value per share	$ 1.00 (a)	$ 35.36(a)
Class C: Net Assets	$ 18,264	$ 22,771	N/A
Shares Issued and Outstanding	18,266	642
Net Asset Value per share	$ 1.00 (a)	$ 35.47(a)
Class J: Net Assets	$ 277,866	N/A	$ 222,554
Shares Issued and Outstanding	277,901		18,724
Net Asset Value per share	$ 1.00 (a)		$ 11.89 (a)
Class P: Net Assets	N/A	$ 113	N/A
Shares Issued and Outstanding		3
Net Asset Value per share		$ 42.13
Institutional: Net Assets	$ 217,784	$ 949,133	$ 1,186,866
Shares Issued and Outstanding	217,811	22,511	99,528
Net Asset Value per share	$ 1.00	$ 42.16	$ 11.92
R-1: Net Assets	$ 9,098	$ 593	$ 25,389
Shares Issued and Outstanding	9,099	14	2,144
Net Asset Value per share	$ 1.00	$ 41.86	$ 11.84
R-2: Net Assets	$ 22,623	$ 940	$ 40,156
Shares Issued and Outstanding	22,626	22	3,398
Net Asset Value per share	$ 1.00	$ 41.91	$ 11.82
R-3: Net Assets	$ 47,258	$ 3,497	$ 101,126
Shares Issued and Outstanding	47,264	83	8,554
Net Asset Value per share	$ 1.00	$ 41.93	$ 11.82
R-4: Net Assets	$ 22,706	$ 4,772	$ 82,060
Shares Issued and Outstanding	22,709	114	6,928
Net Asset Value per share	$ 1.00	$ 42.00	$ 11.84
R-5: Net Assets	$ 125,775	$ 13,147	$ 130,463
Shares Issued and Outstanding	125,790	313	10,987
Net Asset Value per share	$ 1.00	$ 42.06	$ 11.87

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

11

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2015 Fund	2020 Fund	2025 Fund
Investment in affiliated securities--at cost	$ 506,795	$ 4,889,254	$ 571,102
Assets
Investment in affiliated securities--at value	$ 631,535	$ 5,319,901	$ 722,904
Receivables:
Dividends and interest	440	2,520	243
Expense reimbursement from Manager	–	6	–
Expense reimbursement from Distributor	–	75	–
Fund shares sold	419	3,338	912
Prepaid expenses	7	–	9
Total Assets	632,401	5,325,840	724,068
Liabilities
Accrued management and investment advisory fees	14	129	17
Accrued administrative service fees	10	55	11
Accrued distribution fees	22	368	24
Accrued service fees	34	211	40
Accrued transfer agent fees	–	104	–
Accrued directors' expenses	–	14	–
Accrued other expenses	–	42	–
Payables:
Fund shares redeemed	28	4,569	381
Total Liabilities	108	5,492	473
Net Assets Applicable to Outstanding Shares	$ 632,293	$ 5,320,348	$ 723,595
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 503,774	$ 5,118,122	$ 568,550
Accumulated undistributed (overdistributed) net investment income (loss)	1,473	8,361	732
Accumulated undistributed (overdistributed) net realized gain (loss)	2,306	(236,782)	2,511
Net unrealized appreciation (depreciation) of investments	124,740	430,647	151,802
Total Net Assets	$ 632,293	$ 5,320,348	$ 723,595
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	785,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 92,966	N/A
Shares Issued and Outstanding		7,364
Net Asset Value per share		$ 12.62
Maximum Offering Price		$ 13.35
Class B: Net Assets	N/A	$ 8,843	N/A
Shares Issued and Outstanding		698
Net Asset Value per share		$ 12.66(a)
Class J: Net Assets	N/A	$ 623,835	N/A
Shares Issued and Outstanding		49,865
Net Asset Value per share		$ 12.51(a)
Institutional: Net Assets	$ 463,408	$ 3,545,460	$ 524,725
Shares Issued and Outstanding	44,879	282,347	51,015
Net Asset Value per share	$ 10.33	$ 12.56	$ 10.29
R-1: Net Assets	$ 15,395	$ 65,233	$ 15,660
Shares Issued and Outstanding	1,518	5,227	1,543
Net Asset Value per share	$ 10.14	$ 12.48	$ 10.15
R-2: Net Assets	$ 15,001	$ 105,636	$ 15,907
Shares Issued and Outstanding	1,476	8,491	1,566
Net Asset Value per share	$ 10.16	$ 12.44	$ 10.16
R-3: Net Assets	$ 51,002	$ 262,614	$ 61,460
Shares Issued and Outstanding	5,007	21,067	6,039
Net Asset Value per share	$ 10.19	$ 12.47	$ 10.18
R-4: Net Assets	$ 51,240	$ 241,739	$ 50,686
Shares Issued and Outstanding	5,012	19,373	4,959
Net Asset Value per share	$ 10.22	$ 12.48	$ 10.22
R-5: Net Assets	$ 36,247	$ 374,022	$ 55,157
Shares Issued and Outstanding	3,539	29,896	5,381
Net Asset Value per share	$ 10.24	$ 12.51	$ 10.25

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2030 Fund	2035 Fund	2040 Fund
Investment in affiliated securities--at cost	$ 4,389,877	$ 365,440	$ 2,568,539
Assets
Investment in affiliated securities--at value	$ 4,867,394	$ 469,224	$ 2,895,728
Receivables:
Dividends and interest	1,486	108	570
Expense reimbursement from Manager	6	–	7
Expense reimbursement from Distributor	73	–	36
Fund shares sold	1,321	472	1,169
Prepaid expenses	–	6	–
Total Assets	4,870,280	469,810	2,897,510
Liabilities
Accrued management and investment advisory fees	117	11	70
Accrued administrative service fees	51	8	30
Accrued distribution fees	347	17	184
Accrued service fees	194	27	111
Accrued transfer agent fees	111	–	83
Accrued directors' expenses	11	–	6
Accrued other expenses	38	–	28
Payables:
Fund shares redeemed	5,948	60	3,726
Total Liabilities	6,817	123	4,238
Net Assets Applicable to Outstanding Shares	$ 4,863,463	$ 469,687	$ 2,893,272
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 4,564,356	$ 364,162	$ 2,641,621
Accumulated undistributed (overdistributed) net investment income (loss)	3,666	192	609
Accumulated undistributed (overdistributed) net realized gain (loss)	(182,076)	1,549	(76,147)
Net unrealized appreciation (depreciation) of investments	477,517	103,784	327,189
Total Net Assets	$ 4,863,463	$ 469,687	$ 2,893,272
Capital Stock (par value: $.01 a share):
Shares authorized	885,000	400,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 75,436	N/A	$ 47,347
Shares Issued and Outstanding	6,000		3,744
Net Asset Value per share	$ 12.57		$ 12.65
Maximum Offering Price	$ 13.30		$ 13.39
Class B: Net Assets	$ 8,352	N/A	$ 6,214
Shares Issued and Outstanding	661		493
Net Asset Value per share	$ 12.64 (a)		$ 12.59 (a)
Class J: Net Assets	$ 605,707	N/A	$ 297,414
Shares Issued and Outstanding	48,406		23,366
Net Asset Value per share	$ 12.51 (a)		$ 12.73 (a)
Institutional: Net Assets	$ 3,208,647	$ 334,673	$ 1,987,926
Shares Issued and Outstanding	256,003	32,600	155,372
Net Asset Value per share	$ 12.53	$ 10.27	$ 12.79
R-1: Net Assets	$ 58,261	$ 13,003	$ 39,638
Shares Issued and Outstanding	4,679	1,282	3,124
Net Asset Value per share	$ 12.45	$ 10.14	$ 12.69
R-2: Net Assets	$ 98,561	$ 8,524	$ 56,560
Shares Issued and Outstanding	7,914	841	4,457
Net Asset Value per share	$ 12.45	$ 10.14	$ 12.69
R-3: Net Assets	$ 248,264	$ 44,954	$ 143,238
Shares Issued and Outstanding	19,871	4,415	11,293
Net Asset Value per share	$ 12.49	$ 10.18	$ 12.68
R-4: Net Assets	$ 215,592	$ 35,734	$ 123,944
Shares Issued and Outstanding	16,846	3,497	9,764
Net Asset Value per share	$ 12.80	$ 10.22	$ 12.69
R-5: Net Assets	$ 344,643	$ 32,799	$ 190,991
Shares Issued and Outstanding	27,517	3,202	14,974
Net Asset Value per share	$ 12.52	$ 10.24	$ 12.75

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

13

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2045 Fund	2050 Fund	2055 Fund
Investment in affiliated securities--at cost	$ 170,922	$ 1,073,399	$ 27,366
Assets
Investment in affiliated securities--at value	$ 218,441	$ 1,221,894	$ 33,871
Receivables:
Dividends and interest	34	165	4
Expense reimbursement from Manager	–	7	2
Expense reimbursement from Distributor	–	8	–
Fund shares sold	351	370	123
Prepaid directors' expenses	1	–	1
Prepaid expenses	4	–	3
Total Assets	218,831	1,222,444	34,004
Liabilities
Accrued management and investment advisory fees	5	29	1
Accrued administrative service fees	4	13	–
Accrued distribution fees	10	57	1
Accrued service fees	13	45	1
Accrued transfer agent fees	–	30	–
Accrued directors' expenses	–	1	–
Accrued other expenses	–	6	–
Payables:
Fund shares redeemed	25	1,243	–
Total Liabilities	57	1,424	3
Net Assets Applicable to Outstanding Shares	$ 218,774	$ 1,221,020	$ 34,001
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 170,484	$ 1,101,759	$ 27,431
Accumulated undistributed (overdistributed) net investment income (loss)	(15)	(76)	(4)
Accumulated undistributed (overdistributed) net realized gain (loss)	786	(29,158)	69
Net unrealized appreciation (depreciation) of investments	47,519	148,495	6,505
Total Net Assets	$ 218,774	$ 1,221,020	$ 34,001
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	500,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 28,840	N/A
Shares Issued and Outstanding		2,331
Net Asset Value per share		$ 12.37
Maximum Offering Price		$ 13.09
Class B: Net Assets	N/A	$ 1,911	N/A
Shares Issued and Outstanding		155
Net Asset Value per share		$ 12.30(a)
Class J: Net Assets	N/A	$ 68,546	N/A
Shares Issued and Outstanding		5,671
Net Asset Value per share		$ 12.09(a)
Institutional: Net Assets	$ 148,308	$ 898,485	$ 26,839
Shares Issued and Outstanding	14,448	72,975	2,607
Net Asset Value per share	$ 10.26	$ 12.31	$ 10.29
R-1: Net Assets	$ 7,414	$ 17,206	$ 779
Shares Issued and Outstanding	736	1,409	77
Net Asset Value per share	$ 10.07	$ 12.21	$ 10.11
R-2: Net Assets	$ 4,149	$ 25,525	$ 528
Shares Issued and Outstanding	411	2,089	52
Net Asset Value per share	$ 10.08	$ 12.22	$ 10.11
R-3: Net Assets	$ 27,456	$ 53,266	$ 1,932
Shares Issued and Outstanding	2,712	4,356	190
Net Asset Value per share	$ 10.12	$ 12.23	$ 10.17
R-4: Net Assets	$ 16,003	$ 47,551	$ 2,083
Shares Issued and Outstanding	1,575	3,878	204
Net Asset Value per share	$ 10.16	$ 12.26	$ 10.21
R-5: Net Assets	$ 15,444	$ 79,690	$ 1,840
Shares Issued and Outstanding	1,517	6,487	180
Net Asset Value per share	$ 10.18	$ 12.28	$ 10.22

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

14

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Principal
	LifeTime Strategic	Real Estate	SAM Balanced
Amounts in thousands, except per share amounts	Income Fund	Securities Fund	Portfolio
Investment in securities--at cost	$ –	$ 1,237,018	$ –
Investment in affiliated securities--at cost	$ 648,135	$ –	$ 3,006,483
Assets
Investment in securities--at value	$ –	$ 1,831,808	$ –
Investment in affiliated securities--at value	678,769	–	3,539,367
Cash	–	10	–
Receivables:
Dividends and interest	1,238	182	5,076
Expense reimbursement from Manager	4	3	–
Expense reimbursement from Distributor	8	17	61
Fund shares sold	235	3,069	3,258
Investment securities sold	–	32,349	–
Total Assets	680,254	1,867,438	3,547,762
Liabilities
Accrued management and investment advisory fees	17	1,206	949
Accrued administrative service fees	8	8	5
Accrued distribution fees	46	118	1,360
Accrued service fees	26	34	18
Accrued transfer agent fees	20	182	869
Accrued directors' expenses	1	–	10
Accrued other expenses	2	45	108
Payables:
Fund shares redeemed	243	1,901	4,269
Investment securities purchased	–	7,805	–
Total Liabilities	363	11,299	7,588
Net Assets Applicable to Outstanding Shares	$ 679,891	$ 1,856,139	$ 3,540,174
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 703,518	$ 1,627,980	$ 3,205,733
Accumulated undistributed (overdistributed) net investment income (loss)	4,262	(8,714)	2,577
Accumulated undistributed (overdistributed) net realized gain (loss)	(58,523)	(357,917)	(201,020)
Net unrealized appreciation (depreciation) of investments	30,634	594,790	532,884
Total Net Assets	$ 679,891	$ 1,856,139	$ 3,540,174
Capital Stock (par value: $.01 a share):
Shares authorized	500,000	830,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 26,154	$ 139,152	$ 1,759,781
Shares Issued and Outstanding	2,345	7,693	129,965
Net Asset Value per share	$ 11.15	$ 18.09	$ 13.54
Maximum Offering Price	$ 11.58	$ 19.14	$ 14.33
Class B: Net Assets	$ 804	$ 11,551	$ 381,131
Shares Issued and Outstanding	73	644	28,208
Net Asset Value per share	$ 11.07 (a)	$ 17.94(a)	$ 13.51 (a)
Class C: Net Assets	N/A	$ 18,165	$ 612,074
Shares Issued and Outstanding		1,012	45,668
Net Asset Value per share		$ 17.95(a)	$ 13.40 (a)
Class J: Net Assets	$ 64,005	$ 143,356	$ 508,882
Shares Issued and Outstanding	5,798	8,090	38,495
Net Asset Value per share	$ 11.04 (a)	$ 17.72(a)	$ 13.22 (a)
Class P: Net Assets	N/A	$ 773	N/A
Shares Issued and Outstanding		43
Net Asset Value per share		$ 18.09
Institutional: Net Assets	$ 459,798	$ 1,369,505	$ 188,311
Shares Issued and Outstanding	41,470	75,684	14,067
Net Asset Value per share	$ 11.09	$ 18.10	$ 13.39
R-1: Net Assets	$ 13,668	$ 7,491	$ 5,534
Shares Issued and Outstanding	1,237	418	414
Net Asset Value per share	$ 11.05	$ 17.93	$ 13.36
R-2: Net Assets	$ 12,132	$ 15,031	$ 9,910
Shares Issued and Outstanding	1,098	860	743
Net Asset Value per share	$ 11.05	$ 17.49	$ 13.33
R-3: Net Assets	$ 35,964	$ 44,861	$ 20,679
Shares Issued and Outstanding	3,272	2,523	1,548
Net Asset Value per share	$ 10.99	$ 17.78	$ 13.36
R-4: Net Assets	$ 29,148	$ 30,432	$ 13,263
Shares Issued and Outstanding	2,647	1,724	991
Net Asset Value per share	$ 11.01	$ 17.65	$ 13.38
R-5: Net Assets	$ 38,218	$ 75,822	$ 40,609
Shares Issued and Outstanding	3,450	4,289	3,035
Net Asset Value per share	$ 11.08	$ 17.68	$ 13.38

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

15

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Balanced Portfolio	Growth Portfolio	Income Portfolio
Investment in affiliated securities--at cost	$ 812,950	$ 2,129,906	$ 970,332
Assets
Investment in affiliated securities--at value	$ 922,299	$ 2,538,721	$ 1,081,178
Receivables:
Dividends and interest	2,064	1,481	3,191
Expense reimbursement from Distributor	27	28	27
Fund shares sold	600	2,361	3,728
Prepaid expenses	3	–	–
Total Assets	924,993	2,542,591	1,088,124
Liabilities
Accrued management and investment advisory fees	248	678	290
Accrued administrative service fees	2	3	1
Accrued distribution fees	355	1,012	414
Accrued service fees	6	12	3
Accrued transfer agent fees	163	761	211
Accrued directors' expenses	2	7	2
Accrued other expenses	–	95	–
Payables:
Dividends payable	–	–	2,409
Fund shares redeemed	658	3,820	1,010
Total Liabilities	1,434	6,388	4,340
Net Assets Applicable to Outstanding Shares	$ 923,559	$ 2,536,203	$ 1,083,784
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 823,207	$ 2,302,732	$ 988,331
Accumulated undistributed (overdistributed) net investment income (loss)	1,452	4,700	231
Accumulated undistributed (overdistributed) net realized gain (loss)	(10,449)	(180,044)	(15,624)
Net unrealized appreciation (depreciation) of investments	109,349	408,815	110,846
Total Net Assets	$ 923,559	$ 2,536,203	$ 1,083,784
Capital Stock (par value: $.01 a share):
Shares authorized	855,000	1,255,000	955,000
Net Asset Value Per Share:
Class A: Net Assets	$ 340,690	$ 1,292,528	$ 515,696
Shares Issued and Outstanding	30,786	88,253	44,126
Net Asset Value per share	$ 11.07	$ 14.65	$ 11.69
Maximum Offering Price	$ 11.71	$ 15.50	$ 12.15
Class B: Net Assets	$ 65,511	$ 289,731	$ 81,144
Shares Issued and Outstanding	5,927	20,516	6,941
Net Asset Value per share	$ 11.05 (a)	$ 14.12(a)	$ 11.69 (a)
Class C: Net Assets	$ 180,468	$ 523,472	$ 194,785
Shares Issued and Outstanding	16,434	37,585	16,791
Net Asset Value per share	$ 10.98 (a)	$ 13.93(a)	$ 11.60 (a)
Class J: Net Assets	$ 222,150	$ 233,284	$ 225,173
Shares Issued and Outstanding	20,266	16,322	19,387
Net Asset Value per share	$ 10.96 (a)	$ 14.29(a)	$ 11.61 (a)
Institutional: Net Assets	$ 83,529	$ 135,662	$ 51,334
Shares Issued and Outstanding	7,602	9,411	4,404
Net Asset Value per share	$ 10.99	$ 14.42	$ 11.66
R-1: Net Assets	$ 3,316	$ 4,140	$ 707
Shares Issued and Outstanding	303	291	61
Net Asset Value per share	$ 10.96	$ 14.25	$ 11.62
R-2: Net Assets	$ 4,470	$ 7,078	$ 1,472
Shares Issued and Outstanding	406	497	127
Net Asset Value per share	$ 11.00	$ 14.25	$ 11.64
R-3: Net Assets	$ 9,196	$ 9,194	$ 5,186
Shares Issued and Outstanding	838	643	446
Net Asset Value per share	$ 10.98	$ 14.31	$ 11.64
R-4: Net Assets	$ 3,996	$ 10,651	$ 3,405
Shares Issued and Outstanding	364	740	292
Net Asset Value per share	$ 10.98	$ 14.39	$ 11.64
R-5: Net Assets	$ 10,233	$ 30,463	$ 4,882
Shares Issued and Outstanding	932	2,123	420
Net Asset Value per share	$ 10.98	$ 14.35	$ 11.64

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

16

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands, except per share amounts	Growth Portfolio	Income Fund	Blend Fund
Investment in securities--at cost	$ –	$ 974,357	$ 187,953
Investment in affiliated securities--at cost	$ 1,362,996	$ –	$ –
Assets
Investment in securities--at value	$ –	$ 991,489	$ 250,023
Investment in affiliated securities--at value	1,641,545	–	–
Cash	–	10	79
Receivables:
Dividends and interest	26	8,828	42
Expense reimbursement from Manager	–	1	3
Expense reimbursement from Distributor	19	8	12
Fund shares sold	1,075	6,354	138
Investment securities sold	–	4	160
Variation margin on futures contracts	–	–	10
Other assets	–	–	1
Prepaid directors' expenses	–	–	1
Total Assets	1,642,665	1,006,694	250,469
Liabilities
Accrued management and investment advisory fees	437	355	149
Accrued administrative service fees	2	1	–
Accrued distribution fees	662	134	61
Accrued service fees	7	1	2
Accrued transfer agent fees	632	97	142
Accrued directors' expenses	4	1	–
Accrued other expenses	84	52	40
Payables:
Dividends payable	–	2,159	–
Fund shares redeemed	1,587	1,287	66
Investment securities purchased	–	1,013	–
Variation margin on futures contracts	–	94	–
Total Liabilities	3,415	5,194	460
Net Assets Applicable to Outstanding Shares	$ 1,639,250	$ 1,001,500	$ 250,009
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,507,141	$ 1,024,676	$ 237,523
Accumulated undistributed (overdistributed) net investment income (loss)	8,389	(1,131)	(394)
Accumulated undistributed (overdistributed) net realized gain (loss)	(154,829)	(37,790)	(49,367)
Net unrealized appreciation (depreciation) of investments	278,549	15,745	62,247
Total Net Assets	$ 1,639,250	$ 1,001,500	$ 250,009
Capital Stock (par value: $.01 a share):
Shares authorized	1,055,000	685,000	455,000
Net Asset Value Per Share:
Class A: Net Assets	$ 846,177	$ 313,382	$ 88,326
Shares Issued and Outstanding	52,300	25,942	5,605
Net Asset Value per share	$ 16.18	$ 12.08	$ 15.76
Maximum Offering Price	$ 17.12	$ 12.36	$ 16.68
Class B: Net Assets	$ 202,852	N/A	$ 5,367
Shares Issued and Outstanding	13,355		361
Net Asset Value per share	$ 15.19 (a)		$ 14.87 (a)
Class C: Net Assets	$ 327,311	$ 87,134	$ 2,718
Shares Issued and Outstanding	21,546	7,207	178
Net Asset Value per share	$ 15.19 (a)	$ 12.09(a)	$ 15.31 (a)
Class J: Net Assets	$ 160,015	$ 64,748	$ 101,006
Shares Issued and Outstanding	10,122	5,361	6,645
Net Asset Value per share	$ 15.81 (a)	$ 12.08(a)	$ 15.20 (a)
Class P: Net Assets	N/A	$ 825	N/A
Shares Issued and Outstanding		68
Net Asset Value per share		$ 12.08
Institutional: Net Assets	$ 67,979	$ 529,161	$ 43,509
Shares Issued and Outstanding	4,272	43,823	2,675
Net Asset Value per share	$ 15.91	$ 12.07	$ 16.27
R-1: Net Assets	$ 3,698	$ 1,026	$ 257
Shares Issued and Outstanding	235	85	17
Net Asset Value per share	$ 15.74	$ 12.08	$ 15.48
R-2: Net Assets	$ 3,028	$ 191	$ 1,248
Shares Issued and Outstanding	192	16	81
Net Asset Value per share	$ 15.77	$ 12.08	$ 15.50
R-3: Net Assets	$ 9,662	$ 3,093	$ 1,081
Shares Issued and Outstanding	612	256	68
Net Asset Value per share	$ 15.80	$ 12.08	$ 15.79
R-4: Net Assets	$ 4,014	$ 576	$ 2,464
Shares Issued and Outstanding	253	48	153
Net Asset Value per share	$ 15.87	$ 12.08	$ 16.08
R-5: Net Assets	$ 14,514	$ 1,364	$ 4,033
Shares Issued and Outstanding	917	113	248
Net Asset Value per share	$ 15.83	$ 12.08	$ 16.26

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

17

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands, except per share amounts	Growth Fund	Growth Fund I	Growth Fund II
Investment in securities--at cost	$ 72,965	$ 1,248,704	$ 181,025
Assets
Investment in securities--at value	$ 101,577	$ 1,581,987	$ 254,715
Cash	50	5,288	2,308
Receivables:
Dividends and interest	9	132	14
Expense reimbursement from Manager	11	28	5
Expense reimbursement from Distributor	4	3	2
Fund shares sold	121	98	109
Investment securities sold	112	4,662	2,982
Variation margin on futures contracts	5	486	54
Prepaid directors' expenses	1	3	2
Total Assets	101,890	1,592,687	260,191
Liabilities
Accrued management and investment advisory fees	61	1,344	202
Accrued administrative service fees	–	3	2
Accrued distribution fees	25	15	11
Accrued service fees	1	11	7
Accrued transfer agent fees	89	4	9
Accrued other expenses	43	14	37
Payables:
Fund shares redeemed	110	841	40
Investment securities purchased	–	11,741	1,941
Total Liabilities	329	13,973	2,249
Net Assets Applicable to Outstanding Shares	$ 101,561	$ 1,578,714	$ 257,942
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 109,838	$ 1,251,137	$ 221,350
Accumulated undistributed (overdistributed) net investment income (loss)	(383)	(4,838)	(782)
Accumulated undistributed (overdistributed) net realized gain (loss)	(36,589)	(6,691)	(36,631)
Net unrealized appreciation (depreciation) of investments	28,695	339,106	74,005
Total Net Assets	$ 101,561	$ 1,578,714	$ 257,942
Capital Stock (par value: $.01 a share):
Shares authorized	705,000	390,000	440,000
Net Asset Value Per Share:
Class A: Net Assets	$ 46,496	N/A	N/A
Shares Issued and Outstanding	5,217
Net Asset Value per share	$ 8.91
Maximum Offering Price	$ 9.43
Class B: Net Assets	$ 2,166	N/A	N/A
Shares Issued and Outstanding	253
Net Asset Value per share	$ 8.56 (a)
Class C: Net Assets	$ 2,899	N/A	N/A
Shares Issued and Outstanding	334
Net Asset Value per share	$ 8.69 (a)
Class J: Net Assets	$ 30,739	$ 27,015	$ 21,499
Shares Issued and Outstanding	3,647	2,445	2,451
Net Asset Value per share	$ 8.43 (a)	$ 11.05(a)	$ 8.77 (a)
Institutional: Net Assets	$ 12,997	$ 1,493,041	$ 200,714
Shares Issued and Outstanding	1,407	119,075	19,902
Net Asset Value per share	$ 9.24	$ 12.54	$ 10.09
R-1: Net Assets	$ 587	$ 2,734	$ 1,691
Shares Issued and Outstanding	68	231	178
Net Asset Value per share	$ 8.70	$ 11.82	$ 9.50
R-2: Net Assets	$ 402	$ 4,615	$ 4,625
Shares Issued and Outstanding	45	399	504
Net Asset Value per share	$ 8.87	$ 11.57	$ 9.18
R-3: Net Assets	$ 663	$ 16,272	$ 7,820
Shares Issued and Outstanding	73	1,377	825
Net Asset Value per share	$ 9.03	$ 11.82	$ 9.48
R-4: Net Assets	$ 305	$ 8,978	$ 6,154
Shares Issued and Outstanding	33	744	638
Net Asset Value per share	$ 9.28	$ 12.07	$ 9.65
R-5: Net Assets	$ 4,307	$ 26,059	$ 15,439
Shares Issued and Outstanding	459	2,122	1,575
Net Asset Value per share	$ 9.38	$ 12.28	$ 9.80

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

18

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	SmallCap S&P 600	SmallCap	SmallCap
Amounts in thousands, except per share amounts	Index Fund	Value Fund	Value Fund II
Investment in securities--at cost	$ 393,812	$ 289,296	$ 880,074
Assets
Investment in securities--at value	$ 480,081	$ 359,380	$ 1,070,778
Cash	545	10	15,219
Receivables:
Dividends and interest	200	91	436
Expense reimbursement from Manager	8	3	21
Expense reimbursement from Distributor	12	6	2
Fund shares sold	467	174	199
Investment securities sold	2,442	6,245	2,089
Variation margin on futures contracts	76	–	185
Prepaid directors' expenses	–	1	–
Total Assets	483,831	365,910	1,088,929
Liabilities
Accrued management and investment advisory fees	58	213	868
Accrued administrative service fees	11	2	4
Accrued distribution fees	61	30	12
Accrued service fees	51	7	12
Accrued transfer agent fees	43	58	8
Accrued other expenses	24	48	69
Payables:
Fund shares redeemed	454	164	1,436
Investment securities purchased	370	12,513	2,803
Total Liabilities	1,072	13,035	5,212
Net Assets Applicable to Outstanding Shares	$ 482,759	$ 352,875	$ 1,083,717
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 450,424	$ 422,282	$ 1,036,409
Accumulated undistributed (overdistributed) net investment income (loss)	227	(197)	(117)
Accumulated undistributed (overdistributed) net realized gain (loss)	(54,683)	(139,294)	(144,989)
Net unrealized appreciation (depreciation) of investments	86,791	70,084	192,414
Total Net Assets	$ 482,759	$ 352,875	$ 1,083,717
Capital Stock (par value: $.01 a share):
Shares authorized	305,000	830,000	405,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 18,816	N/A
Shares Issued and Outstanding		1,155
Net Asset Value per share		$ 16.29
Maximum Offering Price		$ 17.24
Class B: Net Assets	N/A	$ 2,505	N/A
Shares Issued and Outstanding		159
Net Asset Value per share		$ 15.78(a)
Class C: Net Assets	N/A	$ 3,436	N/A
Shares Issued and Outstanding		214
Net Asset Value per share		$ 16.03(a)
Class J: Net Assets	$ 103,499	$ 47,172	$ 12,790
Shares Issued and Outstanding	6,151	2,992	1,216
Net Asset Value per share	$ 16.83 (a)	$ 15.77(a)	$ 10.52 (a)
Institutional: Net Assets	$ 122,190	$ 246,015	$ 1,012,315
Shares Issued and Outstanding	7,001	15,089	95,218
Net Asset Value per share	$ 17.45	$ 16.30	$ 10.63
R-1: Net Assets	$ 9,257	$ 2,186	$ 3,219
Shares Issued and Outstanding	535	136	316
Net Asset Value per share	$ 17.31	$ 16.09	$ 10.19
R-2: Net Assets	$ 20,733	$ 4,238	$ 7,580
Shares Issued and Outstanding	1,178	263	741
Net Asset Value per share	$ 17.60	$ 16.11	$ 10.23
R-3: Net Assets	$ 60,216	$ 9,730	$ 20,282
Shares Issued and Outstanding	3,397	597	1,950
Net Asset Value per share	$ 17.73	$ 16.29	$ 10.40
R-4: Net Assets	$ 45,355	$ 5,039	$ 9,649
Shares Issued and Outstanding	2,543	307	922
Net Asset Value per share	$ 17.84	$ 16.39	$ 10.47
R-5: Net Assets	$ 121,509	$ 13,738	$ 17,882
Shares Issued and Outstanding	6,794	834	1,698
Net Asset Value per share	$ 17.88	$ 16.47	$ 10.53

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

19

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

			Disciplined
	Bond & Mortgage	Core Plus	LargeCap
Amounts in thousands	Securities Fund	Bond Fund I	Blend Fund
Net Investment Income (Loss)
Income:
Dividends	$ 17	$ 218	$ 3,087
Withholding tax	–	(1)	–
Interest	44,490	47,895	–
Total Income	44,507	48,112	3,087
Expenses:
Management and investment advisory fees	5,026	7,991	1,097
Distribution fees - Class A	161	N/A	264
Distribution fees - Class B	45	N/A	63
Distribution fees - Class C	29	N/A	12
Distribution fees - Class J	452	N/A	N/A
Distribution fees - R-1	18	5	2
Distribution fees - R-2	36	13	2
Distribution fees - R-3	51	30	7
Distribution fees - R-4	17	4	–
Administrative service fees - R-1	15	4	2
Administrative service fees - R-2	24	8	1
Administrative service fees - R-3	14	8	2
Administrative service fees - R-4	5	2	–
Administrative service fees - R-5	3	2	–
Registration fees - Class A	7	N/A	7
Registration fees - Class B	6	N/A	6
Registration fees - Class C	7	N/A	7
Registration fees - Class J	7	N/A	N/A
Registration fees - Institutional	7	60	16
Service fees - R-1	13	4	2
Service fees - R-2	30	10	2
Service fees - R-3	51	29	7
Service fees - R-4	42	11	1
Service fees - R-5	80	36	2
Shareholder reports - Class A	9	N/A	51
Shareholder reports - Class B	1	N/A	6
Shareholder reports - Class J	28	N/A	N/A
Shareholder reports - Institutional	–	10	–
Transfer agent fees - Class A	146	N/A	288
Transfer agent fees - Class B	22	N/A	40
Transfer agent fees - Class C	7	N/A	4
Transfer agent fees - Class J	133	N/A	N/A
Transfer agent fees - Institutional	1	48	1
Custodian fees	13	14	4
Directors' expenses	11	24	5
Professional fees	9	9	8
Other expenses	19	26	19
Total Gross Expenses	6,545	8,348	1,928
Less: Reimbursement from Manager - Class A	57	N/A	–
Less: Reimbursement from Manager - Class B	27	N/A	3
Less: Reimbursement from Manager - Class C	8	N/A	10
Less: Reimbursement from Distributor - Class J	133	N/A	N/A
Total Net Expenses	6,320	8,348	1,915
Net Investment Income (Loss)	38,187	39,764	1,172

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(12,625)	(22,341)	90,235
Foreign currency transactions	(181)	5,018	–
Futures contracts	(527)	337	7
Options and swaptions	–	4,314	–
Short sales	–	(937)	–
Swap agreements	(5,755)	(1,145)	–
Change in unrealized appreciation/depreciation of:
Investments	26,027	(18,251)	(32,894)
Futures contracts	337	4,009	(5)
Options and swaptions	–	(5,319)	–
Short sales	–	(221)	–
Swap agreements	(370)	(5,798)	–
Translation of assets and liabilities in foreign currencies	94	3,393	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	7,000	(36,941)	57,343
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 45,187	$ 2,823	$ 58,515

See accompanying notes.

20

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Diversified	Equity	Global Diversified
Amounts in thousands	International Fund	Income Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$ 30,356	$ 61,985	$ 14,147
Withholding tax	(3,865)	(996)	(377)
Interest	14	109	47,828
Total Income	26,505	61,098	61,598
Expenses:
Management and investment advisory fees	8,478	8,300	7,014
Distribution fees - Class A	346	805	1,149
Distribution fees - Class B	86	570	N/A
Distribution fees - Class C	60	531	2,237
Distribution fees - Class J	413	N/A	N/A
Distribution fees - R-1	17	2	N/A
Distribution fees - R-2	28	2	N/A
Distribution fees - R-3	84	15	N/A
Distribution fees - R-4	25	2	N/A
Administrative service fees - R-1	13	2	N/A
Administrative service fees - R-2	18	1	N/A
Administrative service fees - R-3	24	4	N/A
Administrative service fees - R-4	7	–	N/A
Administrative service fees - R-5	5	1	N/A
Registration fees - Class A	8	6	23
Registration fees - Class B	7	7	N/A
Registration fees - Class C	8	7	12
Registration fees - Class J	8	N/A	N/A
Registration fees - Class P	2	2	3
Registration fees - Institutional	11	9	20
Service fees - R-1	12	1	N/A
Service fees - R-2	23	2	N/A
Service fees - R-3	84	15	N/A
Service fees - R-4	62	4	N/A
Service fees - R-5	112	16	N/A
Shareholder reports - Class A	36	64	25
Shareholder reports - Class B	5	36	N/A
Shareholder reports - Class C	1	12	13
Shareholder reports - Class J	25	N/A	N/A
Shareholder reports - Institutional	1	1	6
Transfer agent fees - Class A	396	592	259
Transfer agent fees - Class B	54	194	N/A
Transfer agent fees - Class C	18	83	125
Transfer agent fees - Class J	132	N/A	N/A
Transfer agent fees - Institutional	3	10	26
Custodian fees	270	2	53
Directors' expenses	14	17	16
Professional fees	19	8	10
Other expenses	16	22	9
Total Gross Expenses	10,931	11,345	11,000
Less: Reimbursement from Manager - Class B	4	–	N/A
Less: Reimbursement from Manager - Class C	16	–	–
Less: Reimbursement from Manager - Class P	2	1	–
Less: Reimbursement from Distributor - Class J	123	N/A	N/A
Total Net Expenses	10,786	11,344	11,000
Net Investment Income (Loss)	15,719	49,754	50,598

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	99,908	16,192	17,165
Foreign currency transactions	(342)	–	(29)
Change in unrealized appreciation/depreciation of:
Investments	135,865	349,160	67,252
Translation of assets and liabilities in foreign currencies	127	–	8
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	235,558	365,352	84,396
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 251,277	$ 415,106	$ 134,994

See accompanying notes.

21

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Global Real Estate	Government & High
Amounts in thousands	Securities Fund	Quality Bond Fund	High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ –	$ 464
Dividends	1,660	–	2,975
Withholding tax	(95)	–	–
Interest	–	34,929	141,180
Interest from affiliated securities	–	–	1,070
Total Income	1,565	34,929	145,689
Expenses:
Management and investment advisory fees	582	4,117	8,585
Distribution fees - Class A	20	505	2,565
Distribution fees - Class B	N/A	147	343
Distribution fees - Class C	9	366	2,513
Distribution fees - Class J	N/A	249	N/A
Distribution fees - R-1	N/A	7	N/A
Distribution fees - R-2	N/A	12	N/A
Distribution fees - R-3	N/A	23	N/A
Distribution fees - R-4	N/A	3	N/A
Administrative service fees - R-1	N/A	6	N/A
Administrative service fees - R-2	N/A	8	N/A
Administrative service fees - R-3	N/A	6	N/A
Administrative service fees - R-4	N/A	1	N/A
Administrative service fees - R-5	N/A	1	N/A
Registration fees - Class A	8	21	53
Registration fees - Class B	N/A	8	10
Registration fees - Class C	8	10	23
Registration fees - Class J	N/A	13	N/A
Registration fees - Class P	7	2	2
Registration fees - Institutional	10	8	31
Service fees - R-1	N/A	5	N/A
Service fees - R-2	N/A	10	N/A
Service fees - R-3	N/A	23	N/A
Service fees - R-4	N/A	8	N/A
Service fees - R-5	N/A	18	N/A
Shareholder reports - Class A	2	22	201
Shareholder reports - Class B	N/A	5	8
Shareholder reports - Class C	–	3	41
Shareholder reports - Class J	N/A	15	N/A
Shareholder reports - Institutional	–	1	39
Transfer agent fees - Class A	12	282	1,288
Transfer agent fees - Class B	N/A	53	57
Transfer agent fees - Class C	3	32	269
Transfer agent fees - Class J	N/A	104	N/A
Transfer agent fees - Class P	–	–	1
Transfer agent fees - Institutional	1	3	191
Custodian fees	20	3	11
Directors' expenses	1	11	40
Professional fees	11	8	8
Other expenses	–	16	35
Total Gross Expenses	694	6,135	16,314
Less: Reimbursement from Manager - Class A	3	–	–
Less: Reimbursement from Manager - Class B	N/A	44	–
Less: Reimbursement from Manager - Class C	10	–	–
Less: Reimbursement from Manager - Class J	N/A	33	N/A
Less: Reimbursement from Manager - Class P	4	2	–
Less: Reimbursement from Manager - Institutional	9	–	94
Less: Reimbursement from Manager - R-1	N/A	2	N/A
Less: Reimbursement from Manager - R-2	N/A	4	N/A
Less: Reimbursement from Manager - R-3	N/A	9	N/A
Less: Reimbursement from Manager - R-4	N/A	3	N/A
Less: Reimbursement from Manager - R-5	N/A	7	N/A
Less: Reimbursement from Distributor - Class A	–	202	–
Less: Reimbursement from Distributor - Class J	N/A	73	N/A
Total Net Expenses	668	5,756	16,220
Net Investment Income (Loss)	897	29,173	129,469

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1,656	4,892	96,459
Foreign currency transactions	284	–	1,726
Change in unrealized appreciation/depreciation of:
Investments	13,609	(29,443)	(28,176)
Investments in affiliated securities	–	–	(705)
Translation of assets and liabilities in foreign currencies	62	–	19
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	15,611	(24,551)	69,323
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 16,508	$ 4,622	$ 198,792

See accompanying notes.

22

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

			Inflation
Amounts in thousands	High Yield Fund I	Income Fund	Protection Fund
Net Investment Income (Loss)
Income:
Dividends	$ 254	$ –	$ –
Interest	55,928	40,669	10,853
Total Income	56,182	40,669	10,853
Expenses:
Management and investment advisory fees	4,226	3,476	1,277
Distribution fees - Class A	N/A	323	22
Distribution fees - Class B	N/A	165	N/A
Distribution fees - Class C	N/A	284	20
Distribution fees - Class J	N/A	87	16
Distribution fees - R-1	N/A	–	1
Distribution fees - R-2	N/A	–	1
Distribution fees - R-3	N/A	4	4
Distribution fees - R-4	N/A	1	–
Administrative service fees - R-1	N/A	–	1
Administrative service fees - R-2	N/A	–	1
Administrative service fees - R-3	N/A	1	1
Administrative service fees - R-4	N/A	1	–
Registration fees - Class A	N/A	13	8
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	N/A	11	8
Registration fees - Class J	N/A	16	7
Registration fees - Class P	N/A	2	N/A
Registration fees - Institutional	26	9	11
Service fees - R-1	N/A	–	1
Service fees - R-2	N/A	–	1
Service fees - R-3	N/A	3	3
Service fees - R-4	N/A	2	1
Service fees - R-5	N/A	2	2
Shareholder reports - Class A	N/A	21	1
Shareholder reports - Class B	N/A	6	N/A
Shareholder reports - Class C	N/A	3	–
Shareholder reports - Class J	N/A	3	1
Shareholder reports - Institutional	1	9	–
Transfer agent fees - Class A	N/A	156	15
Transfer agent fees - Class B	N/A	38	N/A
Transfer agent fees - Class C	N/A	36	5
Transfer agent fees - Class J	N/A	65	8
Transfer agent fees - Institutional	8	41	2
Custodian fees	7	2	1
Directors' expenses	6	7	7
Professional fees	22	9	8
Other expenses	12	11	6
Total Gross Expenses	4,308	4,815	1,440
Less: Reimbursement from Manager - Class A	N/A	–	2
Less: Reimbursement from Manager - Class C	N/A	–	8
Less: Reimbursement from Manager - Class J	N/A	29	1
Less: Reimbursement from Manager - Class P	N/A	2	N/A
Less: Reimbursement from Distributor - Class J	N/A	26	5
Total Net Expenses	4,308	4,758	1,424
Net Investment Income (Loss)	51,874	35,911	9,429

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	43,050	(377)	4,463
Foreign currency transactions	–	4	–
Futures contracts	–	–	917
Swap agreements	–	–	1,245
Change in unrealized appreciation/depreciation of:
Investments	(11,110)	(10,210)	(6,576)
Futures contracts	–	–	(831)
Swap agreements	–	–	45
Translation of assets and liabilities in foreign currencies	–	5	–
Unfunded loan commitments	(3)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	31,937	(10,578)	(737)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 83,811	$ 25,333	$ 8,692

See accompanying notes.

23

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	International
	Emerging	International	International
Amounts in thousands	Markets Fund	Fund I	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$ 17,910	$ 20,200	$ 18,106
Withholding tax	(1,863)	(2,478)	(2,256)
Interest	9	20	6
Total Income	16,056	17,742	15,856
Expenses:
Management and investment advisory fees	9,684	7,878	6,013
Distribution fees - Class A	176	N/A	9
Distribution fees - Class B	75	N/A	N/A
Distribution fees - Class C	68	N/A	3
Distribution fees - Class J	467	N/A	89
Distribution fees - R-1	18	12	2
Distribution fees - R-2	20	13	6
Distribution fees - R-3	54	15	12
Distribution fees - R-4	15	7	2
Administrative service fees - R-1	14	9	2
Administrative service fees - R-2	14	9	4
Administrative service fees - R-3	15	4	3
Administrative service fees - R-4	4	2	1
Administrative service fees - R-5	2	1	–
Registration fees - Class A	11	N/A	9
Registration fees - Class B	8	N/A	N/A
Registration fees - Class C	8	N/A	9
Registration fees - Class J	16	N/A	8
Registration fees - Class P	2	N/A	N/A
Registration fees - Institutional	14	23	10
Service fees - R-1	13	9	1
Service fees - R-2	17	11	5
Service fees - R-3	54	15	11
Service fees - R-4	37	18	5
Service fees - R-5	49	20	11
Shareholder reports - Class A	18	N/A	1
Shareholder reports - Class B	4	N/A	N/A
Shareholder reports - Class C	2	N/A	–
Shareholder reports - Class J	22	N/A	7
Shareholder reports - Institutional	28	12	11
Transfer agent fees - Class A	179	N/A	13
Transfer agent fees - Class B	36	N/A	N/A
Transfer agent fees - Class C	20	N/A	3
Transfer agent fees - Class J	134	N/A	33
Transfer agent fees - Institutional	51	51	53
Custodian fees	541	222	124
Directors' expenses	11	11	8
Professional fees	11	16	10
Other expenses	27	18	16
Total Gross Expenses	11,939	8,376	6,494
Less: Reimbursement from Manager	–	189	–
Less: Reimbursement from Manager - Class A	–	N/A	14
Less: Reimbursement from Manager - Class B	2	N/A	N/A
Less: Reimbursement from Manager - Class C	–	N/A	11
Less: Reimbursement from Manager - Class P	2	N/A	N/A
Less: Reimbursement from Distributor - Class J	138	N/A	26
Total Net Expenses	11,797	8,187	6,443
Net Investment Income (Loss)	4,259	9,555	9,413

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	91,280	85,322	119,371
Foreign currency transactions	(1,522)	(274)	(42)
Futures contracts	–	4,478	–
Change in unrealized appreciation/depreciation of:
Investments	83,146	82,539	28,651
Futures contracts	–	19	–
Translation of assets and liabilities in foreign currencies	244	80	51
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	173,148	172,164	148,031
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 177,407	$ 181,719	$ 157,444

See accompanying notes.

24

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	International	LargeCap	LargeCap
Amounts in thousands	Value Fund I	Blend Fund II(a)	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$ 20,935	$ 9,205	$ 9,988
Withholding tax	(2,596)	(80)	(4)
Interest	30	32	43
Other income	1,277	–	–
Total Income	19,646	9,157	10,027
Expenses:
Management and investment advisory fees	7,300	3,743	7,761
Distribution fees - Class A	N/A	1	423
Distribution fees - Class B	N/A	1	90
Distribution fees - Class C	N/A	–	61
Distribution fees - Class J	N/A	236	107
Distribution fees - R-1	N/A	6	32
Distribution fees - R-2	N/A	21	20
Distribution fees - R-3	N/A	33	64
Distribution fees - R-4	N/A	8	16
Administrative service fees - R-1	N/A	5	26
Administrative service fees - R-2	N/A	14	13
Administrative service fees - R-3	N/A	9	18
Administrative service fees - R-4	N/A	2	5
Administrative service fees - R-5	N/A	1	7
Registration fees - Class A	N/A	–	9
Registration fees - Class B	N/A	1	8
Registration fees - Class C	N/A	1	7
Registration fees - Class J	N/A	6	7
Registration fees - Class P	N/A	N/A	2
Registration fees - Institutional	15	8	20
Service fees - R-1	N/A	4	23
Service fees - R-2	N/A	18	17
Service fees - R-3	N/A	33	64
Service fees - R-4	N/A	19	40
Service fees - R-5	N/A	29	176
Shareholder reports - Class A	N/A	–	76
Shareholder reports - Class B	N/A	–	8
Shareholder reports - Class C	N/A	–	1
Shareholder reports - Class J	N/A	11	7
Shareholder reports - Institutional	–	11	21
Transfer agent fees - Class A	N/A	6	575
Transfer agent fees - Class B	N/A	2	54
Transfer agent fees - Class C	N/A	–	14
Transfer agent fees - Class J	N/A	53	35
Transfer agent fees - Institutional	1	50	73
Custodian fees	134	9	2
Directors' expenses	4	12	14
Professional fees	15	8	13
Other expenses	10	10	22
Total Gross Expenses	7,479	4,371	9,931
Less: Reimbursement from Manager	203	91	–
Less: Reimbursement from Manager - Class A	N/A	5	–
Less: Reimbursement from Manager - Class B	N/A	2	3
Less: Reimbursement from Manager - Class C	N/A	1	–
Less: Reimbursement from Manager - Class P	N/A	N/A	2
Less: Reimbursement from Distributor - Class J	N/A	70	32
Total Net Expenses	7,276	4,202	9,894
Net Investment Income (Loss)	12,370	4,955	133

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	60,860	25,370	152,858
Foreign currency transactions	(851)	–	–
Futures contracts	6,395	7,823	–
Change in unrealized appreciation/depreciation of:
Investments	103,273	107,222	134,120
Futures contracts	2,051	1,285	–
Translation of assets and liabilities in foreign currencies	26	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	171,754	141,700	286,978
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 184,124	$ 146,655	$ 287,111

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

25

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	LargeCap	LargeCap	LargeCap S&P 500
Amounts in thousands	Growth Fund I(a)	Growth Fund II(a)	Index Fund
Net Investment Income (Loss)
Income:
Dividends	$ 11,828	$ 9,317	$ 23,864
Withholding tax	–	(13)	–
Interest	67	14	46
Total Income	11,895	9,318	23,910
Expenses:
Management and investment advisory fees	9,826	5,481	1,871
Distribution fees - Class A	1	–	124
Distribution fees - Class B	1	N/A	N/A
Distribution fees - Class C	–	–	32
Distribution fees - Class J	136	64	764
Distribution fees - R-1	6	3	32
Distribution fees - R-2	12	11	67
Distribution fees - R-3	53	11	158
Distribution fees - R-4	8	5	56
Administrative service fees - R-1	5	2	26
Administrative service fees - R-2	8	7	45
Administrative service fees - R-3	15	3	44
Administrative service fees - R-4	2	2	17
Administrative service fees - R-5	4	1	11
Registration fees - Class A	–	1	14
Registration fees - Class C	1	–	10
Registration fees - Class J	8	7	11
Registration fees - Institutional	16	14	12
Service fees - R-1	4	2	23
Service fees - R-2	10	9	56
Service fees - R-3	53	11	159
Service fees - R-4	19	12	141
Service fees - R-5	100	32	283
Shareholder reports - Class A	1	–	11
Shareholder reports - Class J	8	4	37
Shareholder reports - Institutional	–	1	11
Transfer agent fees - Class A	8	1	232
Transfer agent fees - Class B	1	N/A	N/A
Transfer agent fees - Class C	–	–	7
Transfer agent fees - Class J	56	21	166
Transfer agent fees - Institutional	1	7	51
Custodian fees	10	12	6
Directors' expenses	16	13	16
Professional fees	9	8	7
Other expenses	21	14	22
Total Gross Expenses	10,419	5,759	4,522
Less: Reimbursement from Manager	254	82	–
Less: Reimbursement from Manager - Class A	5	1	–
Less: Reimbursement from Manager - Class B	1	N/A	N/A
Less: Reimbursement from Manager - Class C	1	1	13
Less: Reimbursement from Distributor - Class J	41	19	227
Total Net Expenses	10,117	5,656	4,282
Net Investment Income (Loss)	1,778	3,662	19,628

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	136,543	123,888	5,885
Foreign currency transactions	–	(105)	–
Futures contracts	16,094	3,864	7,444
Change in unrealized appreciation/depreciation of:
Investments	337,651	42,859	338,028
Futures contracts	(903)	188	2,383
Translation of assets and liabilities in foreign currencies	–	(16)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	489,385	170,678	353,740
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 491,163	$ 174,340	$ 373,368

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

26

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands	Value Fund	Value Fund I	Value Fund III(a)
Net Investment Income (Loss)
Income:
Dividends	$ 11,609	$ 23,313	$ 17,268
Withholding tax	–	(31)	–
Interest	17	36	23
Total Income	11,626	23,318	17,291
Expenses:
Management and investment advisory fees	2,824	8,472	6,253
Distribution fees - Class A	213	N/A	1
Distribution fees - Class B	29	N/A	1
Distribution fees - Class C	9	N/A	–
Distribution fees - Class J	104	N/A	161
Distribution fees - R-1	2	10	8
Distribution fees - R-2	5	4	21
Distribution fees - R-3	3	6	26
Distribution fees - R-4	1	2	6
Administrative service fees - R-1	2	8	6
Administrative service fees - R-2	3	3	14
Administrative service fees - R-3	1	2	7
Administrative service fees - R-4	1	–	2
Administrative service fees - R-5	–	–	1
Registration fees - Class A	9	N/A	–
Registration fees - Class B	8	N/A	1
Registration fees - Class C	7	N/A	1
Registration fees - Class J	7	N/A	7
Registration fees - Institutional	16	25	9
Service fees - R-1	2	7	5
Service fees - R-2	4	4	18
Service fees - R-3	3	6	26
Service fees - R-4	3	5	15
Service fees - R-5	7	8	29
Shareholder reports - Class A	14	N/A	1
Shareholder reports - Class B	1	N/A	–
Shareholder reports - Class J	7	N/A	11
Shareholder reports - Institutional	11	1	–
Transfer agent fees - Class A	236	N/A	5
Transfer agent fees - Class B	18	N/A	2
Transfer agent fees - Class C	4	N/A	–
Transfer agent fees - Class J	40	N/A	51
Transfer agent fees - Institutional	51	1	1
Custodian fees	3	10	10
Directors' expenses	5	9	14
Professional fees	8	8	8
Other expenses	9	17	20
Total Gross Expenses	3,670	8,608	6,741
Less: Reimbursement from Manager	–	154	97
Less: Reimbursement from Manager - Class A	–	N/A	6
Less: Reimbursement from Manager - Class B	4	N/A	2
Less: Reimbursement from Manager - Class C	9	N/A	1
Less: Reimbursement from Distributor - Class J	31	N/A	48
Total Net Expenses	3,626	8,454	6,587
Net Investment Income (Loss)	8,000	14,864	10,704

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	87,731	81,110	159,405
Futures contracts	2,286	7,674	4,328
Change in unrealized appreciation/depreciation of:
Investments	135,543	226,662	66,619
Futures contracts	550	1,703	1,551
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	226,110	317,149	231,903
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 234,110	$ 332,013	$ 242,607

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

27

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	MidCap	MidCap	MidCap
Amounts in thousands	Blend Fund	Growth Fund	Growth Fund III(a)
Net Investment Income (Loss)
Income:
Dividends	$ 9,787	$ 237	$ 8,262
Withholding tax	(209)	–	(31)
Interest	13	2	37
Total Income	9,591	239	8,268
Expenses:
Management and investment advisory fees	4,583	424	7,997
Distribution fees - Class A	760	N/A	1
Distribution fees - Class B	186	N/A	1
Distribution fees - Class C	141	N/A	–
Distribution fees - Class J	428	60	79
Distribution fees - R-1	4	3	10
Distribution fees - R-2	10	5	17
Distribution fees - R-3	27	10	51
Distribution fees - R-4	8	5	18
Administrative service fees - R-1	3	2	8
Administrative service fees - R-2	7	4	11
Administrative service fees - R-3	8	3	14
Administrative service fees - R-4	2	1	5
Administrative service fees - R-5	2	2	2
Registration fees - Class A	6	N/A	–
Registration fees - Class B	4	N/A	1
Registration fees - Class C	5	N/A	1
Registration fees - Class J	10	8	7
Registration fees - Class P	2	N/A	N/A
Registration fees - Institutional	23	8	28
Service fees - R-1	3	2	7
Service fees - R-2	8	5	14
Service fees - R-3	27	10	51
Service fees - R-4	19	12	45
Service fees - R-5	52	48	42
Shareholder reports - Class A	42	N/A	–
Shareholder reports - Class B	8	N/A	–
Shareholder reports - Class C	2	N/A	–
Shareholder reports - Class J	23	4	5
Shareholder reports - Institutional	5	1	–
Transfer agent fees - Class A	574	N/A	5
Transfer agent fees - Class B	80	N/A	1
Transfer agent fees - Class C	24	N/A	1
Transfer agent fees - Class J	128	18	25
Transfer agent fees - Institutional	20	4	1
Custodian fees	5	2	9
Directors' expenses	15	3	16
Professional fees	8	8	9
Other expenses	12	1	14
Total Gross Expenses	7,274	653	8,496
Less: Reimbursement from Manager	–	–	183
Less: Reimbursement from Manager - Class A	20	N/A	4
Less: Reimbursement from Manager - Class B	6	N/A	1
Less: Reimbursement from Manager - Class C	–	N/A	1
Less: Reimbursement from Manager - Institutional	–	7	–
Less: Reimbursement from Distributor - Class J	128	18	24
Total Net Expenses	7,120	628	8,283
Net Investment Income (Loss)	2,471	(389)	(15)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	42,902	17,522	147,111
Foreign currency transactions	(2)	–	–
Futures contracts	–	–	10,036
Change in unrealized appreciation/depreciation of:
Investments	232,000	11,208	206,035
Futures contracts	–	–	2,133
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	274,900	28,730	365,315
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 277,371	$ 28,341	$ 365,300

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

28

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	MidCap S&P 400	MidCap	MidCap
Amounts in thousands	Index Fund	Value Fund I(a)	Value Fund III
Net Investment Income (Loss)
Income:
Dividends	$ 2,410	$ 13,738	$ 1,127
Interest	7	34	2
Total Income	2,417	13,772	1,129
Expenses:
Management and investment advisory fees	305	7,732	321
Distribution fees - Class J	106	133	195
Distribution fees - R-1	18	14	1
Distribution fees - R-2	36	28	2
Distribution fees - R-3	72	51	2
Distribution fees - R-4	22	16	1
Administrative service fees - R-1	14	11	1
Administrative service fees - R-2	24	19	1
Administrative service fees - R-3	20	14	1
Administrative service fees - R-4	6	5	–
Administrative service fees - R-5	6	2	–
Registration fees - Class A	N/A	1	N/A
Registration fees - Class J	8	8	8
Registration fees - Institutional	8	24	7
Service fees - R-1	13	10	–
Service fees - R-2	30	24	2
Service fees - R-3	72	51	2
Service fees - R-4	54	39	2
Service fees - R-5	139	48	9
Shareholder reports - Class J	5	13	12
Shareholder reports - Institutional	12	11	–
Transfer agent fees - Class A	N/A	2	N/A
Transfer agent fees - Class J	32	46	50
Transfer agent fees - Institutional	49	54	–
Custodian fees	5	14	3
Directors' expenses	6	19	2
Professional fees	7	8	7
Other expenses	6	15	2
Total Gross Expenses	1,075	8,412	631
Less: Reimbursement from Manager	–	158	7
Less: Reimbursement from Manager - Class A	N/A	2	N/A
Less: Reimbursement from Manager - Class B	N/A	1	N/A
Less: Reimbursement from Manager - Class C	N/A	1	N/A
Less: Reimbursement from Manager - Institutional	48	–	7
Less: Reimbursement from Distributor - Class J	32	40	58
Total Net Expenses	995	8,210	559
Net Investment Income (Loss)	1,422	5,562	570

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	13,006	122,476	8,188
Futures contracts	1,698	10,368	421
Change in unrealized appreciation/depreciation of:
Investments	66,665	133,206	7,886
Futures contracts	(98)	418	83
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	81,271	266,468	16,578
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 82,693	$ 272,030	$ 17,148

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

29

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Money	Principal Capital	Principal LifeTime
Amounts in thousands	Market Fund	Appreciation Fund	2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ –	$ 33,844
Dividends	–	10,961	–
Interest	2,074	25	–
Total Income	2,074	10,986	33,844
Expenses:
Management and investment advisory fees	2,543	3,506	266
Distribution fees - Class A	–	541	47
Distribution fees - Class B	153	315	N/A
Distribution fees - Class C	95	105	N/A
Distribution fees - Class J	361	N/A	475
Distribution fees - R-1	17	1	42
Distribution fees - R-2	36	1	61
Distribution fees - R-3	60	3	120
Distribution fees - R-4	11	2	41
Administrative service fees - R-1	13	–	33
Administrative service fees - R-2	24	–	41
Administrative service fees - R-3	17	1	34
Administrative service fees - R-4	3	1	12
Administrative service fees - R-5	7	1	7
Registration fees - Class A	15	8	9
Registration fees - Class B	11	8	N/A
Registration fees - Class C	15	9	N/A
Registration fees - Class J	36	N/A	10
Registration fees - Class P	N/A	2	N/A
Registration fees - Institutional	22	14	13
Service fees - R-1	12	–	30
Service fees - R-2	30	1	51
Service fees - R-3	60	3	120
Service fees - R-4	28	5	102
Service fees - R-5	164	15	168
Shareholder reports - Class A	19	70	1
Shareholder reports - Class B	5	26	N/A
Shareholder reports - Class C	1	3	N/A
Shareholder reports - Class J	62	N/A	5
Transfer agent fees - Class A	381	380	31
Transfer agent fees - Class B	36	125	N/A
Transfer agent fees - Class C	16	24	N/A
Transfer agent fees - Class J	193	N/A	41
Transfer agent fees - Institutional	2	6	4
Custodian fees	5	5	–
Directors' expenses	18	9	25
Professional fees	12	8	7
Other expenses	20	10	16
Total Gross Expenses	4,503	5,208	1,812
Less: Reimbursement from Manager - Class A	625	–	17
Less: Reimbursement from Manager - Class B	178	–	N/A
Less: Reimbursement from Manager - Class C	40	–	N/A
Less: Reimbursement from Manager - Class J	769	N/A	–
Less: Reimbursement from Manager - Class P	N/A	2	–
Less: Reimbursement from Manager - Institutional	108	–	–
Less: Reimbursement from Manager - R-1	29	–	–
Less: Reimbursement from Manager - R-2	63	–	–
Less: Reimbursement from Manager - R-3	96	–	–
Less: Reimbursement from Manager - R-4	40	–	–
Less: Reimbursement from Manager - R-5	224	–	–
Less: Reimbursement from Distributor - Class B	38	–	N/A
Less: Reimbursement from Distributor - Class C	95	–	N/A
Less: Reimbursement from Distributor - Class J	–	N/A	141
Less: Reimbursement from Distributor - R-1	17	–	–
Less: Reimbursement from Distributor - R-2	36	–	–
Less: Reimbursement from Distributor - R-3	60	–	–
Less: Reimbursement from Distributor - R-4	11	–	–
Total Net Expenses	2,074	5,206	1,654
Net Investment Income (Loss)	–	5,780	32,190

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	16,772	–
Investment transactions in affiliated securities	–	–	(5,931)
Capital gain distribution received from affiliated securities	–	–	7,040
Change in unrealized appreciation/depreciation of:
Investments	–	188,491	–
Investments in affiliated securities	–	–	130,409
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	–	205,263	131,518
Net Increase (Decrease) in Net Assets Resulting from Operations	$ –	$ 211,043	$ 163,708

See accompanying notes.

30

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2015 Fund	2020 Fund	2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 10,164	$ 90,049	$ 10,320
Total Income	10,164	90,049	10,320
Expenses:
Management and investment advisory fees	84	747	95
Distribution fees - Class A	N/A	108	N/A
Distribution fees - Class B	N/A	43	N/A
Distribution fees - Class J	N/A	1,306	N/A
Distribution fees - R-1	25	106	26
Distribution fees - R-2	20	157	20
Distribution fees - R-3	53	300	67
Distribution fees - R-4	24	115	23
Administrative service fees - R-1	20	85	21
Administrative service fees - R-2	13	104	13
Administrative service fees - R-3	15	84	19
Administrative service fees - R-4	7	35	7
Administrative service fees - R-5	2	18	3
Registration fees - Class A	N/A	11	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class J	N/A	15	N/A
Registration fees - Institutional	15	27	16
Service fees - R-1	18	76	19
Service fees - R-2	16	130	17
Service fees - R-3	53	300	66
Service fees - R-4	60	287	58
Service fees - R-5	46	459	65
Shareholder reports - Class A	N/A	2	N/A
Shareholder reports - Class J	N/A	17	N/A
Transfer agent fees - Class A	N/A	68	N/A
Transfer agent fees - Class B	N/A	8	N/A
Transfer agent fees - Class J	N/A	128	N/A
Transfer agent fees - Institutional	1	9	–
Directors' expenses	8	66	9
Professional fees	7	7	6
Other expenses	4	43	5
Total Gross Expenses	491	4,869	555
Less: Reimbursement from Manager - Class A	N/A	26	N/A
Less: Reimbursement from Manager - Class B	N/A	11	N/A
Less: Reimbursement from Distributor - Class J	N/A	388	N/A
Total Net Expenses	491	4,444	555
Net Investment Income (Loss)	9,673	85,605	9,765

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	272	883	31
Capital gain distribution received from affiliated securities	2,348	22,302	2,762
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	46,706	453,171	63,631
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	49,326	476,356	66,424
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 58,999	$ 561,961	$ 76,189

See accompanying notes.

31

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Fund	2035 Fund	2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 73,282	$ 5,951	$ 39,358
Total Income	73,282	5,951	39,358
Expenses:
Management and investment advisory fees	678	61	400
Distribution fees - Class A	85	N/A	53
Distribution fees - Class B	41	N/A	29
Distribution fees - Class J	1,244	N/A	602
Distribution fees - R-1	94	21	62
Distribution fees - R-2	147	10	82
Distribution fees - R-3	283	49	161
Distribution fees - R-4	102	16	57
Administrative service fees - R-1	75	17	50
Administrative service fees - R-2	98	7	55
Administrative service fees - R-3	79	14	45
Administrative service fees - R-4	30	5	17
Administrative service fees - R-5	17	1	10
Registration fees - Class A	9	N/A	9
Registration fees - Class B	7	N/A	7
Registration fees - Class J	15	N/A	11
Registration fees - Institutional	26	13	21
Service fees - R-1	67	15	45
Service fees - R-2	122	9	68
Service fees - R-3	283	48	161
Service fees - R-4	255	41	141
Service fees - R-5	425	38	246
Shareholder reports - Class A	2	N/A	2
Shareholder reports - Class J	23	N/A	15
Transfer agent fees - Class A	64	N/A	53
Transfer agent fees - Class B	9	N/A	8
Transfer agent fees - Class J	171	N/A	129
Transfer agent fees - Institutional	2	–	1
Directors' expenses	59	6	35
Professional fees	7	7	7
Other expenses	38	3	22
Total Gross Expenses	4,557	381	2,604
Less: Reimbursement from Manager - Class A	32	N/A	37
Less: Reimbursement from Manager - Class B	11	N/A	12
Less: Reimbursement from Distributor - Class J	370	N/A	179
Total Net Expenses	4,144	381	2,376
Net Investment Income (Loss)	69,138	5,570	36,982

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	1,277	12	788
Capital gain distribution received from affiliated securities	19,359	1,709	11,599
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	478,775	46,022	312,395
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	499,411	47,743	324,782
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 568,549	$ 53,313	$ 361,764

See accompanying notes.

32

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2045 Fund	2050 Fund	2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 2,513	$ 15,590	$ 351
Total Income	2,513	15,590	351
Expenses:
Management and investment advisory fees	28	170	4
Distribution fees - Class A	N/A	32	N/A
Distribution fees - Class B	N/A	9	N/A
Distribution fees - Class J	N/A	136	N/A
Distribution fees - R-1	12	27	1
Distribution fees - R-2	5	36	1
Distribution fees - R-3	29	58	2
Distribution fees - R-4	7	21	1
Administrative service fees - R-1	9	21	1
Administrative service fees - R-2	4	24	–
Administrative service fees - R-3	8	16	1
Administrative service fees - R-4	2	7	–
Administrative service fees - R-5	1	4	–
Registration fees - Class A	N/A	7	N/A
Registration fees - Class B	N/A	7	N/A
Registration fees - Class J	N/A	8	N/A
Registration fees - Institutional	11	14	10
Service fees - R-1	8	19	1
Service fees - R-2	4	30	1
Service fees - R-3	29	58	2
Service fees - R-4	18	53	2
Service fees - R-5	17	96	2
Shareholder reports - Class A	N/A	1	N/A
Shareholder reports - Class J	N/A	5	N/A
Transfer agent fees - Class A	N/A	37	N/A
Transfer agent fees - Class B	N/A	4	N/A
Transfer agent fees - Class J	N/A	53	N/A
Transfer agent fees - Institutional	–	1	–
Directors' expenses	3	16	1
Professional fees	6	6	6
Other expenses	1	9	–
Total Gross Expenses	202	985	36
Less: Reimbursement from Manager - Class A	N/A	29	N/A
Less: Reimbursement from Manager - Class B	N/A	10	N/A
Less: Reimbursement from Manager - Institutional	–	–	11
Less: Reimbursement from Distributor - Class J	N/A	41	N/A
Total Net Expenses	202	905	25
Net Investment Income (Loss)	2,311	14,685	326

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	4	424	7
Capital gain distribution received from affiliated securities	822	5,038	112
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	22,373	139,267	3,400
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	23,199	144,729	3,519
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 25,510	$ 159,414	$ 3,845

See accompanying notes.

33

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Principal LifeTime
	Strategic	Real Estate	SAM
Amounts in thousands	Income Fund	Securities Fund	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 15,056	$ –	$ 57,114
Dividends	–	11,335	–
Interest	–	9	–
Total Income	15,056	11,344	57,114
Expenses:
Management and investment advisory fees	99	6,915	5,604
Distribution fees - Class A	32	148	2,077
Distribution fees - Class B	4	57	2,051
Distribution fees - Class C	N/A	75	2,928
Distribution fees - Class J	138	296	1,008
Distribution fees - R-1	22	12	9
Distribution fees - R-2	19	21	12
Distribution fees - R-3	42	51	24
Distribution fees - R-4	14	13	5
Administrative service fees - R-1	17	10	7
Administrative service fees - R-2	13	14	8
Administrative service fees - R-3	12	14	7
Administrative service fees - R-4	4	4	1
Administrative service fees - R-5	2	3	2
Registration fees - Class A	8	7	10
Registration fees - Class B	7	7	3
Registration fees - Class C	N/A	8	7
Registration fees - Class J	6	8	25
Registration fees - Class P	N/A	2	N/A
Registration fees - Institutional	11	15	11
Service fees - R-1	16	9	6
Service fees - R-2	16	18	10
Service fees - R-3	42	50	24
Service fees - R-4	35	32	13
Service fees - R-5	47	81	40
Shareholder reports - Class A	–	12	56
Shareholder reports - Class B	–	3	24
Shareholder reports - Class C	N/A	1	15
Shareholder reports - Class J	2	22	11
Shareholder reports - Institutional	–	33	–
Transfer agent fees - Class A	23	146	843
Transfer agent fees - Class B	3	31	327
Transfer agent fees - Class C	N/A	15	255
Transfer agent fees - Class J	17	108	163
Transfer agent fees - Institutional	1	89	1
Custodian fees	–	3	–
Directors' expenses	10	13	44
Professional fees	6	8	7
Other expenses	6	16	30
Total Gross Expenses	674	8,370	15,668
Less: Reimbursement from Manager - Class A	16	–	–
Less: Reimbursement from Manager - Class B	9	19	–
Less: Reimbursement from Manager - Class P	N/A	2	N/A
Less: Reimbursement from Distributor - Class J	41	88	301
Total Net Expenses	608	8,261	15,367
Net Investment Income (Loss)	14,448	3,083	41,747

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	99,493	–
Investment transactions in affiliated securities	531	–	29,857
Capital gain distribution received from affiliated securities	2,357	–	11,952
Change in unrealized appreciation/depreciation of:
Investments	–	138,930	–
Investments in affiliated securities	15,442	–	241,770
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	18,330	238,423	283,579
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 32,778	$ 241,506	$ 325,326

See accompanying notes.

34

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 17,157	$ 33,159	$ 23,165
Total Income	17,157	33,159	23,165
Expenses:
Management and investment advisory fees	1,444	4,018	1,680
Distribution fees - Class A	400	1,520	597
Distribution fees - Class B	359	1,522	467
Distribution fees - Class C	870	2,508	952
Distribution fees - Class J	440	462	413
Distribution fees - R-1	5	7	2
Distribution fees - R-2	6	9	2
Distribution fees - R-3	11	11	6
Distribution fees - R-4	2	5	1
Administrative service fees - R-1	4	6	1
Administrative service fees - R-2	4	6	1
Administrative service fees - R-3	3	3	2
Administrative service fees - R-4	1	1	1
Administrative service fees - R-5	–	1	–
Registration fees - Class A	10	10	13
Registration fees - Class B	8	5	6
Registration fees - Class C	8	7	9
Registration fees - Class J	14	15	18
Registration fees - Institutional	10	10	9
Service fees - R-1	4	5	1
Service fees - R-2	5	8	2
Service fees - R-3	11	11	6
Service fees - R-4	5	12	4
Service fees - R-5	10	29	5
Shareholder reports - Class A	8	37	14
Shareholder reports - Class B	3	16	6
Shareholder reports - Class C	4	16	4
Shareholder reports - Class J	5	6	4
Transfer agent fees - Class A	143	691	212
Transfer agent fees - Class B	51	256	80
Transfer agent fees - Class C	71	285	77
Transfer agent fees - Class J	67	73	81
Transfer agent fees - Institutional	1	1	2
Directors' expenses	12	32	14
Professional fees	7	7	7
Other expenses	7	21	8
Total Gross Expenses	4,013	11,632	4,707
Less: Reimbursement from Distributor - Class J	132	138	124
Total Net Expenses	3,881	11,494	4,583
Net Investment Income (Loss)	13,276	21,665	18,582

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	9,931	28,648	7,360
Capital gain distribution received from affiliated securities	2,681	10,596	2,131
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	36,735	234,690	24,899
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	49,347	273,934	34,390
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 62,623	$ 295,599	$ 52,972

See accompanying notes.

35

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands	Growth Portfolio	Income Fund	Blend Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 16,942	$ –	$ –
Dividends	–	3	1,060
Interest	–	14,965	6
Total Income	16,942	14,968	1,066
Expenses:
Management and investment advisory fees	2,573	2,092	862
Distribution fees - Class A	984	240	101
Distribution fees - Class B	1,054	N/A	28
Distribution fees - Class C	1,558	437	11
Distribution fees - Class J	313	131	211
Distribution fees - R-1	7	2	–
Distribution fees - R-2	3	–	2
Distribution fees - R-3	10	4	1
Distribution fees - R-4	2	–	1
Administrative service fees - R-1	5	2	–
Administrative service fees - R-2	2	–	1
Administrative service fees - R-3	3	1	1
Administrative service fees - R-5	1	–	–
Registration fees - Class A	11	22	6
Registration fees - Class B	5	N/A	8
Registration fees - Class C	8	14	7
Registration fees - Class J	13	8	7
Registration fees - Class P	N/A	2	N/A
Registration fees - Institutional	9	21	9
Service fees - R-1	5	1	–
Service fees - R-2	3	–	2
Service fees - R-3	10	4	1
Service fees - R-4	4	1	3
Service fees - R-5	13	2	5
Shareholder reports - Class A	33	18	9
Shareholder reports - Class B	12	N/A	1
Shareholder reports - Class C	13	5	–
Shareholder reports - Class J	5	3	14
Shareholder reports - Institutional	–	14	–
Transfer agent fees - Class A	585	194	146
Transfer agent fees - Class B	202	N/A	19
Transfer agent fees - Class C	220	49	4
Transfer agent fees - Class J	59	51	64
Transfer agent fees - Institutional	–	55	1
Custodian fees	–	2	4
Directors' expenses	20	9	3
Professional fees	7	9	8
Other expenses	13	8	3
Total Gross Expenses	7,765	3,401	1,543
Less: Reimbursement from Manager - Class B	–	N/A	11
Less: Reimbursement from Manager - Class C	–	–	7
Less: Reimbursement from Manager - Class P	N/A	2	N/A
Less: Reimbursement from Manager - Institutional	–	–	2
Less: Reimbursement from Manager - R-3	–	1	–
Less: Reimbursement from Distributor - Class J	94	39	63
Total Net Expenses	7,671	3,359	1,460
Net Investment Income (Loss)	9,271	11,609	(394)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	5,065	18,587
Investment transactions in affiliated securities	6,602	–	–
Futures contracts	–	1,389	506
Capital gain distribution received from affiliated securities	7,600	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	(11,359)	25,924
Investments in affiliated securities	192,940	–	–
Futures contracts	–	(524)	2
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	207,142	(5,429)	45,019
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 216,413	$ 6,180	$ 44,625

See accompanying notes.

36

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Growth Fund	Growth Fund I	Growth Fund II(a)
Net Investment Income (Loss)
Income:
Dividends	$ 416	$ 2,163	$ 575
Withholding tax	–	(10)	(2)
Interest	3	66	4
Total Income	419	2,219	577
Expenses:
Management and investment advisory fees	487	6,977	1,211
Distribution fees - Class A	52	N/A	–
Distribution fees - Class B	11	N/A	–
Distribution fees - Class C	12	N/A	–
Distribution fees - Class J	62	48	43
Distribution fees - R-1	1	4	3
Distribution fees - R-2	1	6	7
Distribution fees - R-3	1	15	9
Distribution fees - R-4	–	3	2
Administrative service fees - R-1	1	3	2
Administrative service fees - R-2	1	4	4
Administrative service fees - R-3	–	5	2
Administrative service fees - R-4	–	1	1
Administrative service fees - R-5	–	1	1
Registration fees - Class A	9	N/A	–
Registration fees - Class B	8	N/A	1
Registration fees - Class C	7	N/A	–
Registration fees - Class J	7	9	7
Registration fees - Institutional	9	21	10
Service fees - R-1	1	3	2
Service fees - R-2	1	5	5
Service fees - R-3	1	15	9
Service fees - R-4	–	9	6
Service fees - R-5	5	24	16
Shareholder reports - Class A	12	N/A	–
Shareholder reports - Class B	1	N/A	–
Shareholder reports - Class J	5	2	5
Shareholder reports - Institutional	8	–	–
Transfer agent fees - Class A	98	N/A	3
Transfer agent fees - Class B	10	N/A	1
Transfer agent fees - Class C	5	N/A	–
Transfer agent fees - Class J	21	20	22
Transfer agent fees - Institutional	36	2	–
Custodian fees	5	17	18
Directors' expenses	2	5	5
Professional fees	8	8	8
Other expenses	2	6	7
Total Gross Expenses	890	7,213	1,410
Less: Reimbursement from Manager	–	142	24
Less: Reimbursement from Manager - Class A	3	N/A	3
Less: Reimbursement from Manager - Class B	13	N/A	1
Less: Reimbursement from Manager - Class C	7	N/A	1
Less: Reimbursement from Manager - Class J	–	–	9
Less: Reimbursement from Manager - Institutional	46	–	–
Less: Reimbursement from Distributor - Class J	19	14	13
Total Net Expenses	802	7,057	1,359
Net Investment Income (Loss)	(383)	(4,838)	(782)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	45,306	96,181	40,369
Futures contracts	689	12,245	2,501
Change in unrealized appreciation/depreciation of:
Investments	(13,438)	222,442	21,752
Futures contracts	(113)	3,497	207
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	32,444	334,365	64,829
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 32,061	$ 329,527	$ 64,047

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

37

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	SmallCap S&P 600	SmallCap	SmallCap
Amounts in thousands	Index Fund	Value Fund	Value Fund II
Net Investment Income (Loss)
Income:
Dividends	$ 2,715	$ 2,006	$ 7,250
Interest	6	8	26
Total Income	2,721	2,014	7,276
Expenses:
Management and investment advisory fees	321	1,257	4,968
Distribution fees - Class A	N/A	22	N/A
Distribution fees - Class B	N/A	12	N/A
Distribution fees - Class C	N/A	16	N/A
Distribution fees - Class J	210	100	27
Distribution fees - R-1	14	4	5
Distribution fees - R-2	30	8	11
Distribution fees - R-3	68	12	23
Distribution fees - R-4	21	2	5
Administrative service fees - R-1	12	3	4
Administrative service fees - R-2	20	5	7
Administrative service fees - R-3	19	3	7
Administrative service fees - R-4	6	1	1
Administrative service fees - R-5	5	1	1
Registration fees - Class A	N/A	9	N/A
Registration fees - Class B	N/A	9	N/A
Registration fees - Class C	N/A	9	N/A
Registration fees - Class J	8	8	8
Registration fees - Institutional	9	10	20
Service fees - R-1	11	2	4
Service fees - R-2	25	7	9
Service fees - R-3	68	12	23
Service fees - R-4	51	6	11
Service fees - R-5	134	19	20
Shareholder reports - Class A	N/A	2	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class J	12	7	2
Shareholder reports - Institutional	11	9	–
Transfer agent fees - Class A	N/A	31	N/A
Transfer agent fees - Class B	N/A	9	N/A
Transfer agent fees - Class C	N/A	7	N/A
Transfer agent fees - Class J	74	36	15
Transfer agent fees - Institutional	50	27	1
Custodian fees	9	4	31
Directors' expenses	6	3	9
Professional fees	7	8	10
Other expenses	7	3	7
Total Gross Expenses	1,208	1,684	5,229
Less: Reimbursement from Manager	–	–	121
Less: Reimbursement from Manager - Class A	N/A	12	N/A
Less: Reimbursement from Manager - Class B	N/A	12	N/A
Less: Reimbursement from Manager - Class C	N/A	12	N/A
Less: Reimbursement from Manager - Institutional	51	–	–
Less: Reimbursement from Distributor - Class J	63	30	8
Total Net Expenses	1,094	1,618	5,100
Net Investment Income (Loss)	1,627	396	2,176

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	13,611	21,542	43,454
Futures contracts	811	–	11,010
Change in unrealized appreciation/depreciation of:
Investments	70,456	31,100	149,575
Futures contracts	469	–	(1,502)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	85,347	52,642	202,537
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 86,974	$ 53,038	$ 204,713

See accompanying notes.

38

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Bond & Mortgage Securities Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 38,187		$ 87,598
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions						(19,088)			3,410
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							26,088	156,492
Net Increase (Decrease) in Net Assets Resulting from Operations							45,187	247,500

Dividends and Distributions to Shareholders
From net investment income						(43,018)		(73,060)
			Total Dividends and Distributions			(43,018)		(73,060)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(21,770)		(215,329)
Redemption fees - Class J							–		3
		Total increase (decrease) in net assets				(19,601)		(40,886)

Net Assets
Beginning of period						1,976,050		2,016,936
End of period (including undistributed net investment income as set forth below)						$ 1,956,449		$ 1,976,050
Undistributed (overdistributed) net investment income (loss)						$ 6,119		$ 10,950

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,454 $	80 $	812	$ 9,926	$ 44,749	$ 915 $	2,007 $	6,624 $	2,788	$ 15,496
Reinvested	2,557	154	86	4,090	32,313	194	477	824	709	1,406
Redeemed	(13,436)	(2,786)	(1,179)	(21,746)	(76,815)	(1,432)	(10,129)	(7,772)	(6,390)	(12,746)
Net Increase (Decrease)	$ (4,425) $	(2,552) $	(281) $	(7,730) $	247	$ (323) $	(7,645) $	(324) $	(2,893) $	4,156
Shares:
Sold	616	7	78	946	4,286	89	194	640	264	1,477
Reinvested	245	15	8	389	3,093	18	46	79	67	135
Redeemed	(1,287)	(265)	(113)	(2,070)	(7,377)	(137)	(981)	(747)	(606)	(1,227)
Net Increase (Decrease)	(426)	(243)	(27)	(735)	2	(30)	(741)	(28)	(275)	385
Year Ended October 31, 2010
Dollars:
Sold	$ 19,771 $	1,143 $	2,793	$ 26,827	$ 129,306	$ 3,357 $	4,831 $	8,512 $	14,745	$ 20,581
Reinvested	4,116	319	106	6,326	56,047	304	889	1,489	998	2,082
Redeemed	(27,203)	(4,942)	(1,312)	(32,721)	(387,884)	(3,674)	(9,159)	(18,081)	(8,176)	(26,719)
Net Increase (Decrease)	$ (3,316) $	(3,480) $	1,587	$ 432	$ (202,531) $	(13) $	(3,439) $	(8,080) $	7,567	$ (4,056)
Shares:
Sold	1,966	111	278	2,650	12,933	334	481	854	1,446	2,055
Reinvested	412	32	11	630	5,606	31	90	150	98	209
Redeemed	(2,700)	(488)	(131)	(3,237)	(38,620)	(365)	(916)	(1,808)	(800)	(2,683)
Net Increase (Decrease)	(322)	(345)	158	43	(20,081)	–	(345)	(804)	744	(419)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (2,711) $	(160) $	(98) $	(4,123) $	(32,316) $	(194) $	(477) $	(824) $	(709) $	(1,406)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,711) $	(160) $	(98) $	(4,123) $	(32,316) $	(194) $	(477) $	(824) $	(709) $	(1,406)
Year Ended October 31, 2010
From net investment
income	$ (4,412) $	(329) $	(123) $	(6,374) $	(56,051) $	(305) $	(889) $	(1,491) $	(1,001) $	(2,085)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,412) $	(329) $	(123) $	(6,374) $	(56,051) $	(305) $	(889) $	(1,491) $	(1,001) $	(2,085)

See accompanying notes.

39

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							Core Plus Bond Fund I

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 39,764		$ 59,371
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							(14,754)	120,062
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							(22,187)	69,124
Net Increase (Decrease) in Net Assets Resulting from Operations							2,823	248,557

Dividends and Distributions to Shareholders
From net investment income							(45,779)	(70,830)
From net realized gain on investments							(104,497)	(22,736)
			Total Dividends and Distributions				(150,276)	(93,566)

Capital Share Transactions
Net increase (decrease) in capital share transactions							191,413	692,352
		Total increase (decrease) in net assets					43,960	847,343

Net Assets
Beginning of period							2,944,565	2,097,222
End of period (including undistributed net investment income as set forth below)						$ 2,988,525		$ 2,944,565
Undistributed (overdistributed) net investment income (loss)						$ (5,762)		$ 253

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 181,890	$ 837 $	1,271	$ 2,646	$ 4,347	$ 4,144
Reinvested	146,673	159	394	1,198	404	1,448
Redeemed	(138,061)	(1,332)	(2,028)	(6,391)	(2,116)	(4,070)
Net Increase (Decrease)	$ 190,502	$ (336) $	(363) $	(2,547) $	2,635	$ 1,522
Shares:
Sold	16,430	77	116	241	396	377
Reinvested	13,483	15	37	110	37	133
Redeemed	(12,545)	(123)	(183)	(585)	(192)	(365)
Net Increase (Decrease)	17,368	(31)	(30)	(234)	241	145
Year Ended October 31, 2010
Dollars:
Sold	$ 833,188	$ 2,097 $	4,236	$ 12,308	$ 5,821	$ 35,892
Reinvested	91,523	69	221	655	214	884
Redeemed	(265,181)	(457)	(2,151)	(4,021)	(5,913)	(17,033)
Net Increase (Decrease)	$ 659,530	$ 1,709 $	2,306	$ 8,942	$ 122	$ 19,743
Shares:
Sold	75,209	188	380	1,108	521	3,244
Reinvested	8,283	6	20	60	19	80
Redeemed	(23,642)	(40)	(191)	(363)	(529)	(1,490)
Net Increase (Decrease)	59,850	154	209	805	11	1,834

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (44,792) $	(35) $	(101) $	(313) $	(118) $	(420)
From net realized gain on
investments	(101,881)	(124)	(293)	(885)	(286)	(1,028)
Total Dividends and
Distributions	$ (146,673) $	(159) $	(394) $	(1,198) $	(404) $	(1,448)
Year Ended October 31, 2010
From net investment
income	$ (69,295) $	(48) $	(155) $	(470) $	(157) $	(705)
From net realized gain on
investments	(22,228)	(21)	(66)	(185)	(57)	(179)
Total Dividends and
Distributions	$ (91,523) $	(69) $	(221) $	(655) $	(214) $	(884)

See accompanying notes.

40

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Disciplined LargeCap Blend Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 1,172		$ 18,727
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							90,242	224,598
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						(32,899)			3,205
Net Increase (Decrease) in Net Assets Resulting from Operations							58,515	246,530

Dividends and Distributions to Shareholders
From net investment income						(13,682)		(32,161)
			Total Dividends and Distributions			(13,682)		(32,161)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(584,554)		(1,673,516)
		Total increase (decrease) in net assets				(539,721)		(1,459,147)

Net Assets
Beginning of period						826,452		2,285,599
End of period (including undistributed net investment income as set forth below)						$ 286,731		$ 826,452
Undistributed (overdistributed) net investment income (loss)						$ (484)		$ 12,026

	Class A	Class B	Class C Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,343 $	80	$ 326 $	1,441	$ 103 $	87 $	271 $	36 $	135
Reinvested	9,809	443	95	2,179	54	78	273	33	109
Redeemed	(19,522)	(3,042)	(255)	(579,061)	(65)	(1,004)	(2,081)	(151)	(1,268)
Net Increase (Decrease)	$ (3,370) $	(2,519) $	166 $	(575,441)	$ 92 $	(839) $	(1,537) $	(82) $	(1,024)
Shares:
Sold	516	6	27	115	8	7	22	3	11
Reinvested	826	38	8	184	5	7	23	3	9
Redeemed	(1,590)	(249)	(21)	(48,035)	(5)	(82)	(177)	(13)	(102)
Net Increase (Decrease)	(248)	(205)	14	(47,736)	8	(68)	(132)	(7)	(82)
Year Ended October 31, 2010
Dollars:
Sold	$ 13,378 $	404	$ 369 $	62,844	$ 249 $	319 $	634 $	513 $	1,120
Reinvested	1,679	–	6	30,229	8	15	63	48	19
Redeemed	(37,926)	(7,794)	(486)	(1,731,495)	(592)	(720)	(1,544)	(4,257)	(599)
Net Increase (Decrease)	$ (22,869) $	(7,390) $	(111) $ (1,638,422) $		(335) $	(386) $	(847) $	(3,696) $	540
Shares:
Sold	1,202	37	34	5,669	23	29	57	48	100
Reinvested	151	–	–	2,733	1	1	6	4	2
Redeemed	(3,399)	(705)	(44)	(154,347)	(54)	(66)	(139)	(387)	(53)
Net Increase (Decrease)	(2,046)	(668)	(10)	(145,945)	(30)	(36)	(76)	(335)	49

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (10,387) $	(465) $	(104) $	(2,179)	$ (54) $	(78) $	(273) $	(33) $	(109)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (10,387) $	(465) $	(104) $	(2,179)	$ (54) $	(78) $	(273) $	(33) $	(109)
Year Ended October 31, 2010
From net investment
income	$ (1,773) $	–	$ (6) $	(30,229)	$ (8) $	(15) $	(63) $	(48) $	(19)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,773) $	–	$ (6) $	(30,229)	$ (8) $	(15) $	(63) $	(48) $	(19)

See accompanying notes.

41

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Diversified International Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 15,719		$ 19,145
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							99,566		76,860
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							135,992	120,496
Net Increase (Decrease) in Net Assets Resulting from Operations							251,277	216,501

Dividends and Distributions to Shareholders
From net investment income							(23,568)	(22,219)
			Total Dividends and Distributions				(23,568)	(22,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions							128,715	154,306
Redemption fees - Class B							–		1
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets					356,424	348,591

Net Assets
Beginning of period							1,791,755	1,443,164
End of period (including undistributed net investment income as set forth below)						$ 2,148,179		$ 1,791,755
Undistributed (overdistributed) net investment income (loss)						$ 8,169		$ 16,018

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 11,788 $	83	$ 1,230 $	11,463 $	70	$ 180,761	$ 711 $	1,158	$ 6,450 $	4,441 $	18,279
Reinvested	2,137	–	36	1,649	–	16,574	54	126	614	516	1,072
Redeemed	(26,145)	(3,986)	(1,665)	(18,562)	(17)	(46,735)	(1,265)	(4,402)	(10,619)	(6,703)	(10,398)
Net Increase (Decrease)	$ (12,220) $	(3,903) $	(399) $	(5,450) $	53	$ 150,600	$ (500) $	(3,118) $	(3,555) $	(1,746) $	8,953
Shares:
Sold	1,156	8	120	1,132	7	17,816	69	115	636	428	1,793
Reinvested	210	–	4	164	–	1,638	5	12	61	50	105
Redeemed	(2,559)	(389)	(163)	(1,832)	(2)	(4,604)	(124)	(435)	(1,057)	(657)	(1,014)
Net Increase (Decrease)	(1,193)	(381)	(39)	(536)	5	14,850	(50)	(308)	(360)	(179)	884
Year Ended October 31, 2010
Dollars:
Sold	$ 23,530 $	962	$ 1,990 $	20,854 $	10	$ 312,666	$ 1,890 $	3,191	$ 6,989 $	5,318 $	13,298
Reinvested	3,086	9	77	2,150	–	13,296	101	233	925	756	1,322
Redeemed	(58,295)	(8,650)	(3,099)	(30,699)	–	(87,567)	(2,717)	(6,706)	(17,335)	(13,732)	(29,547)
Net Increase (Decrease)	$ (31,679) $	(7,679) $	(1,032) $	(7,695) $	10	$ 238,395	$ (726) $	(3,282) $	(9,421) $	(7,658) $ (14,927)
Shares:
Sold	2,625	106	222	2,361	1	34,291	215	361	783	590	1,391
Reinvested	339	1	8	238	–	1,469	11	26	102	83	146
Redeemed	(6,553)	(968)	(350)	(3,488)	–	(9,747)	(309)	(755)	(1,982)	(1,529)	(3,299)
Net Increase (Decrease)	(3,589)	(861)	(120)	(889)	1	26,013	(83)	(368)	(1,097)	(856)	(1,762)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (2,327) $	–	$ (39) $	(1,651) $	–	$ (17,169) $	(54) $	(126) $	(614) $	(516) $	(1,072)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,327) $	–	$ (39) $	(1,651) $	–	$ (17,169) $	(54) $	(126) $	(614) $	(516) $	(1,072)
Year Ended October 31, 2010
From net investment
income	$ (3,324) $	(10) $	(85) $	(2,151) $	–	$ (13,312) $	(101) $	(233) $	(925) $	(756) $	(1,322)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,324) $	(10) $	(85) $	(2,151) $	–	$ (13,312) $	(101) $	(233) $	(925) $	(756) $	(1,322)

See accompanying notes.

42

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							Equity Income Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 49,754		$ 65,500
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							16,192		23,684
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							349,160		318,109
Net Increase (Decrease) in Net Assets Resulting from Operations							415,106		407,293

Dividends and Distributions to Shareholders
From net investment income							(46,761)		(59,201)
			Total Dividends and Distributions				(46,761)		(59,201)

Capital Share Transactions
Net increase (decrease) in capital share transactions							615,292		395,510
Redemption fees - Class A							–		1
		Total increase (decrease) in net assets					983,637		743,603

Net Assets
Beginning of period							2,680,993		1,937,390
End of period (including undistributed net investment income as set forth below)						$ 3,664,630		$ 2,680,993
Undistributed (overdistributed) net investment income (loss)						$ 19,361		$ 16,368

	Class A	Class B Class C		Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 77,274 $	893 $	13,538	$ 1,800	$ 682,796	$ 1,658	$ 2,139 $	14,361	$ 6,288	$ 11,245
Reinvested	7,259	779	786	10	36,189	16	11	152	46	188
Redeemed	(91,126)	(20,290)	(14,069)	(7)	(113,031)	(21)	(402)	(808)	(1,275)	(1,107)
Net Increase (Decrease)	$ (6,593) $ (18,618) $		255	$ 1,803	$ 605,954	$ 1,653	$ 1,748 $	13,705	$ 5,059	$ 10,326
Shares:
Sold	4,354	51	783	100	39,299	94	120	815	354	640
Reinvested	408	44	45	–	2,033	1	1	8	3	10
Redeemed	(5,132)	(1,150)	(812)	–	(6,298)	(1)	(23)	(45)	(71)	(62)
Net Increase (Decrease)	(370)	(1,055)	16	100	35,034	94	98	778	286	588
Year Ended October 31, 2010
Dollars:
Sold	$ 90,968 $	1,981 $	8,189	$ 10	$ 592,999	$ 347	$ 351 $	4,180	$ 737	$ 5,939
Reinvested	12,889	1,645	1,395	–	40,865	3	2	23	1	–
Redeemed	(173,348)	(46,492)	(30,919)	–	(115,462)	(1)	(11)	(578)	(8)	(195)
Net Increase (Decrease)	$ (69,491) $ (42,866) $ (21,335) $			10	$ 518,402	$ 349	$ 342 $	3,625	$ 730	$ 5,744
Shares:
Sold	5,749	126	524	1	36,601	22	23	261	45	360
Reinvested	825	107	91	–	2,611	–	–	1	–	–
Redeemed	(11,085)	(2,993)	(2,015)	–	(7,482)	–	(1)	(36)	(1)	(11)
Net Increase (Decrease)	(4,511)	(2,760)	(1,400)	1	31,730	22	22	226	44	349

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (8,208) $	(896) $	(996) $	(10) $	(36,238) $	(16) $	(11) $	(152) $	(46) $	(188)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (8,208) $	(896) $	(996) $	(10) $	(36,238) $	(16) $	(11) $	(152) $	(46) $	(188)
Year Ended October 31, 2010
From net investment
income	$ (14,600) $	(1,899) $	(1,772) $	–	$ (40,901) $	(3) $	(2) $	(23) $	(1) $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (14,600) $	(1,899) $	(1,772) $	–	$ (40,901) $	(3) $	(2) $	(23) $	(1) $	–

See accompanying notes.

43

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended	Year Ended
					April 30, 2011	October 31, 2010
Operations
Net investment income (loss)					$ 50,598	$ 26,173
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions					17,136	12,251
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies					67,260	56,395
Net Increase (Decrease) in Net Assets Resulting from Operations					134,994	94,819

Dividends and Distributions to Shareholders
From net investment income					(49,337)	(25,671)
From net realized gain on investments					(12,049)	(7,398)
			Total Dividends and Distributions		(61,386)	(33,069)

Capital Share Transactions
Net increase (decrease) in capital share transactions					1,188,651	1,007,381
Redemption fees - Class A					–	5
Redemption fees - Class C					–	1
			Total increase (decrease) in net assets		1,262,259	1,069,137

Net Assets
Beginning of period					1,151,408	82,271
End of period (including undistributed net investment income as set forth below)					$ 2,413,667	$ 1,151,408
Undistributed (overdistributed) net investment income (loss)					$ 2,275	$ 1,014

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 663,262	$ 310,904	$ 32,167	$ 286,263
Reinvested	20,148	7,737	296	14,961
Redeemed	(101,775)	(16,915)	(373)	(28,024)
Net Increase (Decrease)	$ 581,635	$ 301,726	$ 32,090	$ 273,200
Shares:
Sold	49,246	23,161	2,371	21,444
Reinvested	1,499	578	22	1,118
Redeemed	(7,549)	(1,257)	(28)	(2,091)
Net Increase (Decrease)	43,196	22,482	2,365	20,471
Year Ended October 31, 2010
Dollars:
Sold	$ 628,047	$ 283,171	$ 996	$ 153,870
Reinvested	8,989	2,829	4	13,533
Redeemed	(48,950)	(6,065)	(2)	(29,041)
Net Increase (Decrease)	$ 588,086	$ 279,935	$ 998	$ 138,362
Shares:
Sold	49,728	22,440	75	12,367
Reinvested	712	224	–	1,105
Redeemed	(3,893)	(484)	–	(2,346)
Net Increase (Decrease)	46,547	22,180	75	11,126

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (25,395) $	(10,773) $	(298) $	(12,871)
From net realized gain on
investments	(5,886)	(2,875)	(16)	(3,272)
Total Dividends and
Distributions	$ (31,281) $	(13,648) $	(314) $	(16,143)
Year Ended October 31, 2010
From net investment
income	$ (12,717) $	(4,859) $	(4) $	(8,091)
From net realized gain on
investments	(1,104)	(202)	–	(6,092)
Total Dividends and
Distributions	$ (13,821) $	(5,061) $	(4) $	(14,183)

See accompanying notes.

44

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands					Global Real Estate Securities Fund

					Period Ended	Year Ended
					April 30, 2011	October 31, 2010
Operations
Net investment income (loss)					$ 897	$ 179
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions					1,940	1,120
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies					13,671	1,266
Net Increase (Decrease) in Net Assets Resulting from Operations					16,508	2,565

Dividends and Distributions to Shareholders
From net investment income					(1,127)	(506)
From net realized gain on investments					(584)	–
			Total Dividends and Distributions		(1,711)	(506)

Capital Share Transactions
Net increase (decrease) in capital share transactions					148,205	7,952
			Total increase (decrease) in net assets		163,002	10,011

Net Assets
Beginning of period					18,200	8,189
End of period (including undistributed net investment income as set forth below)					$ 181,202	$ 18,200
Undistributed (overdistributed) net investment income (loss)					$ (383)	$ (153)

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,171 $	969	$ 7,748	$ 142,738
Reinvested	171	7	27	1,468
Redeemed	(9,311)	(115)	(296)	(1,372)
Net Increase (Decrease)	$ (2,969) $	861	$ 7,479	$ 142,834
Shares:
Sold	874	139	1,037	19,485
Reinvested	25	1	4	199
Redeemed	(1,312)	(16)	(40)	(182)
Net Increase (Decrease)	(413)	124	1,001	19,502
Year Ended October 31, 2010
Dollars:
Sold	$ 13,935 $	997	N/A	$ –
Reinvested	253	20	N/A	–
Redeemed	(4,647)	(1,317)	N/A	(1,289)
Net Increase (Decrease)	$ 9,541 $	(300)	N/A	$ (1,289)
Shares:
Sold	2,181	168	N/A	–
Reinvested	42	3	N/A	–
Redeemed	(766)	(210)	N/A	(199)
Net Increase (Decrease)	1,457	(39)	N/A	(199)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (103) $	(6) $	(27) $	(991)
From net realized gain on
investments	(98)	(9)	–	(477)
Total Dividends and
Distributions	$ (201) $	(15) $	(27) $	(1,468)
Year Ended October 31, 2010
From net investment
income	$ (373) $	(83)	N/A	$ (50)
From net realized gain on
investments	–	–	N/A	–
Total Dividends and
Distributions	$ (373) $	(83)	N/A	$ (50)

See accompanying notes.

45

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

							Government & High
Amounts in thousands							Quality Bond Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 29,173		$ 60,522
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							4,892		9,800
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							(29,443)		48,308
Net Increase (Decrease) in Net Assets Resulting from Operations							4,622		118,630

Dividends and Distributions to Shareholders
From net investment income							(34,231)		(63,812)
			Total Dividends and Distributions				(34,231)		(63,812)

Capital Share Transactions
Net increase (decrease) in capital share transactions							8,766		226,833
Redemption fees - Class C							–		1
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets					(20,843)		281,654

Net Assets
Beginning of period						1,683,436		1,401,782
End of period (including undistributed net investment income as set forth below)						$ 1,662,593		$ 1,683,436
Undistributed (overdistributed) net investment income (loss)						$ (5,139)		$ (81)

	Class A	Class B Class C		Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 53,991 $	420 $	14,643	$ 15,669	$ 1,115	$ 81,182	$ 468	$ 1,119	$ 4,170	$ 1,457	$ 1,702
Reinvested	7,017	408	962	2,106	3	21,235	71	143	354	140	302
Redeemed	(80,454)	(14,999)	(18,317)	(16,281)	–	(56,219)	(1,783)	(1,212)	(6,463)	(1,767)	(2,416)
Net Increase (Decrease)	$ (19,446) $ (14,171) $		(2,712) $	1,494	$ 1,118	$ 46,198	$ (1,244) $	50	$ (1,939) $	(170) $	(412)
Shares:
Sold	4,868	37	1,320	1,413	101	7,308	42	101	378	132	154
Reinvested	634	37	87	190	–	1,916	7	13	32	13	27
Redeemed	(7,276)	(1,357)	(1,660)	(1,469)	–	(5,047)	(161)	(110)	(585)	(160)	(218)
Net Increase (Decrease)	(1,774)	(1,283)	(253)	134	101	4,177	(112)	4	(175)	(15)	(37)
Year Ended October 31, 2010
Dollars:
Sold	$ 181,697 $	6,306 $	55,140	$ 30,933	$ 10	$ 85,357	$ 2,299	$ 2,306	$ 13,101	$ 4,237	$ 8,948
Reinvested	11,837	1,342	1,155	3,884	–	41,144	122	298	590	206	545
Redeemed	(73,537)	(29,460)	(9,660)	(20,046)	–	(73,601)	(858)	(3,731)	(5,719)	(1,500)	(6,512)
Net Increase (Decrease)	$ 119,997 $ (21,812) $		46,635	$ 14,771	$ 10	$ 52,900	$ 1,563	$ (1,127) $	7,972	$ 2,943	$ 2,981
Shares:
Sold	16,392	573	4,977	2,786	1	7,733	206	209	1,184	380	807
Reinvested	1,068	121	104	351	–	3,713	11	27	53	19	49
Redeemed	(6,635)	(2,663)	(875)	(1,811)	–	(6,618)	(77)	(338)	(519)	(136)	(590)
Net Increase (Decrease)	10,825	(1,969)	4,206	1,326	1	4,828	140	(102)	718	263	266

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (8,171) $	(475) $	(1,184) $	(2,130) $	(3) $	(21,254) $	(71) $	(143) $	(358) $	(140) $	(302)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(8,171) $	(475) $	(1,184) $	(2,130) $	(3) $	(21,254) $	(71) $	(143) $	(358) $	(140) $	(302)
Year Ended October 31, 2010
From net investment
income	$ (13,946) $	(1,556) $	(1,462) $	(3,921) $	–	$ (41,160) $	(122) $	(298) $	(596) $	(206) $	(545)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (13,946) $		(1,556) $	(1,462) $	(3,921) $	–	$ (41,160) $	(122) $	(298) $	(596) $	(206) $	(545)

See accompanying notes.

46

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						High Yield Fund

						Period Ended	Year Ended
						April 30, 2011	October 31, 2010
Operations
Net investment income (loss)					$ 129,469		$ 248,844
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions						98,185	124,385
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						(28,862)	103,208
Net Increase (Decrease) in Net Assets Resulting from Operations						198,792	476,437

Dividends and Distributions to Shareholders
From net investment income						(133,763)	(252,806)
From net realized gain on investments						(61,641)	–
			Total Dividends and Distributions			(195,404)	(252,806)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(41,318)	560,527
Redemption fees - Class A						–	18
Redemption fees - Class C						–	2
		Total increase (decrease) in net assets				(37,930)	784,178

Net Assets
Beginning of period						3,539,631	2,755,453
End of period (including undistributed net investment income as set forth below)					$ 3,501,701		$ 3,539,631
Undistributed (overdistributed) net investment income (loss)					$ 37		$ 4,331

	Class A	Class B	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 501,318	$ 1,223 $	83,642	$ 25,324	$ 167,816
Reinvested	96,759	2,341	17,432	255	39,686
Redeemed	(466,282)	(10,463)	(59,728)	(469)	(440,172)
Net Increase (Decrease)	$ 131,795	$ (6,899) $	41,346	$ 25,110	$ (232,670)
Shares:
Sold	61,858	151	10,265	3,118	20,818
Reinvested	12,040	290	2,158	32	4,988
Redeemed	(57,599)	(1,286)	(7,334)	(58)	(54,364)
Net Increase (Decrease)	16,299	(845)	5,089	3,092	(28,558)
Year Ended October 31, 2010
Dollars:
Sold	$ 1,013,124	$ 9,317 $ 190,784 $		271	$ 375,730
Reinvested	111,817	3,215	17,533	1	70,464
Redeemed	(790,385)	(20,307)	(84,583)	(1)	(336,453)
Net Increase (Decrease)	$ 334,556	$ (7,775) $ 123,734 $		271	$ 109,741
Shares:
Sold	128,679	1,192	24,094	34	48,164
Reinvested	14,206	407	2,212	–	8,981
Redeemed	(100,977)	(2,576)	(10,725)	–	(43,042)
Net Increase (Decrease)	41,908	(977)	15,581	34	14,103

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (82,062)	$ (2,468) $	(18,132) $	(248) $	(30,853)
From net realized gain on
investments	(37,627)	(1,320)	(9,180)	(21)	(13,493)
Total Dividends and
Distributions	$ (119,689)	$ (3,788) $	(27,312) $	(269) $	(44,346)
Year Ended October 31, 2010
From net investment
income	$ (142,371)	$ (5,688) $	(30,431) $	(1) $	(74,315)
From net realized gain on
investments	–	–	–	–	–
Total Dividends and
Distributions	$ (142,371)	$ (5,688) $	(30,431) $	(1) $	(74,315)

See accompanying notes.

47

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Amounts in thousands		High Yield Fund I

		Period Ended	Year Ended
		April 30, 2011	October 31, 2010
Operations
Net investment income (loss)		$ 51,874	$ 100,881
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions		43,050	63,784
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies		(11,113)	40,218
Net Increase (Decrease) in Net Assets Resulting from Operations		83,811	204,883

Dividends and Distributions to Shareholders
From net investment income		(95,937)	(93,623)
From net realized gain on investments		(16,442)	–
	Total Dividends and Distributions	(112,379)	(93,623)

Capital Share Transactions
Net increase (decrease) in capital share transactions		203,247	150,450
	Total increase (decrease) in net assets	174,679	261,710

Net Assets
Beginning of period		1,276,786	1,015,076
End of period (including undistributed net investment income as set forth below)		$ 1,451,465	$ 1,276,786
Undistributed (overdistributed) net investment income (loss)		$ 31,747	$ 75,810

	Institutional
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 210,056
Reinvested	111,845
Redeemed	(118,654)
Net Increase (Decrease)	$ 203,247
Shares:
Sold	18,806
Reinvested	10,411
Redeemed	(10,655)
Net Increase (Decrease)	18,562
Year Ended October 31, 2010
Dollars:
Sold	$ 225,382
Reinvested	93,239
Redeemed	(168,171)
Net Increase (Decrease)	$ 150,450
Shares:
Sold	21,108
Reinvested	9,214
Redeemed	(15,733)
Net Increase (Decrease)	14,589

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (95,937)
From net realized gain on
investments	(16,442)
Total Dividends and
Distributions	$ (112,379)
Year Ended October 31, 2010
From net investment
income	$ (93,623)
From net realized gain on
investments	–
Total Dividends and
Distributions	$ (93,623)

See accompanying notes.

48

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Income Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 35,911		$ 65,542
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							(373)		(8,158)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							(10,205)		61,954
Net Increase (Decrease) in Net Assets Resulting from Operations							25,333		119,338

Dividends and Distributions to Shareholders
From net investment income							(38,786)		(68,383)
			Total Dividends and Distributions				(38,786)		(68,383)

Capital Share Transactions
Net increase (decrease) in capital share transactions							139,787		204,288
Redemption fees - Class A							–		1
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets					126,334		255,245

Net Assets
Beginning of period							1,337,081		1,081,836
End of period (including undistributed net investment income as set forth below)						$ 1,463,415		$ 1,337,081
Undistributed (overdistributed) net investment income (loss)						$ (11,834)		$ (8,959)

	Class A	Class B	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 41,974	$ 285 $	8,402	$ 15,853	$ 1,455	$ 142,908	$ 540	$ 136	$ 2,816	$ 225	$ 2,091
Reinvested	5,351	542	972	981	8	28,628	3	3	69	37	40
Redeemed	(50,977)	(14,360)	(11,331)	(8,717)	(272)	(26,612)	(1)	(201)	(504)	(161)	(396)
Net Increase (Decrease)	$ (3,652) $ (13,533) $		(1,957) $	8,117	$ 1,191	$ 144,924	$ 542	$ (62) $	2,381	$ 101	$ 1,735
Shares:
Sold	4,417	30	879	1,667	153	14,972	57	14	297	23	221
Reinvested	563	57	102	103	1	3,005	–	–	7	4	4
Redeemed	(5,374)	(1,507)	(1,190)	(918)	(29)	(2,800)	–	(21)	(53)	(17)	(42)
Net Increase (Decrease)	(394)	(1,420)	(209)	852	125	15,177	57	(7)	251	10	183
Year Ended October 31, 2010
Dollars:
Sold	$ 124,124 $	6,861 $	31,188	$ 38,090	$ 30	$ 116,776	$ 17	$ 171	$ 1,508	$ 1,398	$ 432
Reinvested	9,125	1,663	1,537	951	–	50,813	–	1	10	5	4
Redeemed	(55,519)	(24,554)	(12,099)	(5,570)	–	(82,528)	–	–	(57)	(43)	(46)
Net Increase (Decrease)	$ 77,730	$ (16,030) $	20,626	$ 33,471	$ 30	$ 85,061	$ 17	$ 172	$ 1,461	$ 1,360	$ 390
Shares:
Sold	13,195	731	3,303	4,049	3	12,350	2	18	157	144	45
Reinvested	968	176	162	100	–	5,385	–	–	1	1	1
Redeemed	(5,906)	(2,601)	(1,285)	(590)	–	(8,769)	–	–	(6)	(4)	(5)
Net Increase (Decrease)	8,257	(1,694)	2,180	3,559	3	8,966	2	18	152	141	41

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (6,939) $	(737) $	(1,300) $	(1,000) $	(13) $	(28,645) $	(3) $	(3) $	(69) $	(37) $	(40)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(6,939) $	(737) $	(1,300) $	(1,000) $	(13) $	(28,645) $	(3) $	(3) $	(69) $	(37) $	(40)
Year Ended October 31, 2010
From net investment
income	$ (12,073) $	(2,299) $	(2,171) $	(963) $	–	$ (50,857) $	–	$ (1) $	(10) $	(5) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (12,073) $		(2,299) $	(2,171) $	(963) $	–	$ (50,857) $	–	$ (1) $	(10) $	(5) $	(4)

See accompanying notes.

49

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Inflation Protection Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 9,429		$ 10,221
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							6,625		9,690
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							(7,362)		35,650
Net Increase (Decrease) in Net Assets Resulting from Operations							8,692		55,561

Dividends and Distributions to Shareholders
From net investment income							(9,428)	(10,381)
			Total Dividends and Distributions				(9,428)	(10,381)

Capital Share Transactions
Net increase (decrease) in capital share transactions							139,885		77,244
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets					139,149	122,425

Net Assets
Beginning of period							584,446	462,021
End of period (including undistributed net investment income as set forth below)						$ 723,595		$ 584,446
Undistributed (overdistributed) net investment income (loss)						$ 35		$ 34

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 11,757	$ 2,163	$ 1,277	$ 144,886	$ 253	$ 194	$ 880	$ 536 $	655
Reinvested	187	24	77	9,019	8	9	35	12	19
Redeemed	(3,570)	(1,074)	(1,447)	(24,387)	(89)	(461)	(541)	(383)	(154)
Net Increase (Decrease)	$ 8,374	$ 1,113	$ (93) $	129,518	$ 172	$ (258) $	374	$ 165 $	520
Shares:
Sold	1,449	270	160	17,994	32	25	112	67	81
Reinvested	23	3	10	1,115	1	1	4	2	2
Redeemed	(443)	(135)	(182)	(3,048)	(11)	(59)	(68)	(48)	(19)
Net Increase (Decrease)	1,029	138	(12)	16,061	22	(33)	48	21	64
Year Ended October 31, 2010
Dollars:
Sold	$ 8,815	$ 1,835	$ 2,114	$ 116,273	$ 509	$ 462	$ 1,884	$ 580 $	886
Reinvested	178	16	104	9,942	7	12	32	13	16
Redeemed	(5,548)	(358)	(1,648)	(57,504)	(270)	(204)	(390)	(122)	(390)
Net Increase (Decrease)	$ 3,445	$ 1,493	$ 570	$ 68,711	$ 246	$ 270	$ 1,526	$ 471 $	512
Shares:
Sold	1,120	236	276	14,864	66	60	246	76	114
Reinvested	22	2	13	1,267	1	2	4	2	2
Redeemed	(702)	(46)	(215)	(7,360)	(35)	(27)	(51)	(16)	(50)
Net Increase (Decrease)	440	192	74	8,771	32	35	199	62	66

Distributions:
Period Ended April 30, 2011
From net investment income $	(214) $	(34) $	(78) $	(9,019) $	(8) $	(9) $	(35) $	(12) $	(19)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(214) $	(34) $	(78) $	(9,019) $	(8) $	(9) $	(35) $	(12) $	(19)
Year Ended October 31, 2010
From net investment income $	(223) $	(26) $	(104) $	(9,948) $	(7) $	(12) $	(32) $	(13) $	(16)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(223) $	(26) $	(104) $	(9,948) $	(7) $	(12) $	(32) $	(13) $	(16)

See accompanying notes.

50

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						International Emerging Markets Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 4,259		$ 9,710
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							89,758		202,001
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							83,390		93,842
Net Increase (Decrease) in Net Assets Resulting from Operations							177,407		305,553

Dividends and Distributions to Shareholders
From net investment income							(7,252)		(9,058)
			Total Dividends and Distributions				(7,252)		(9,058)

Capital Share Transactions
Net increase (decrease) in capital share transactions							58,930		(2,822)
Redemption fees - Class J							–		6
			Total increase (decrease) in net assets				229,085		293,679

Net Assets
Beginning of period							1,556,332		1,262,653
End of period (including undistributed net investment income as set forth below)						$ 1,785,417		$ 1,556,332
Undistributed (overdistributed) net investment income (loss)						$ 3,129		$ 6,122

	Class A Class B		Class C	Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 18,296 $	392	$ 2,609	$ 18,438 $	43	$ 136,592	$ 1,289	$ 1,079	$ 6,307	$ 3,968	$ 8,982
Reinvested	102	–	–	207	–	6,584	–	–	51	81	143
Redeemed	(20,439)	(3,456)	(2,540)	(28,489)	–	(59,612)	(2,232)	(3,912)	(8,626)	(9,434)	(7,493)
Net Increase (Decrease)	$ (2,041) $	(3,064) $	69	$ (9,844) $	43	$ 83,564	$ (943) $	(2,833) $	(2,268) $	(5,385) $	1,632
Shares:
Sold	686	15	100	715	2	5,167	49	41	241	150	338
Reinvested	4	–	–	8	–	246	–	–	2	3	5
Redeemed	(773)	(135)	(98)	(1,110)	–	(2,237)	(85)	(148)	(331)	(358)	(283)
Net Increase (Decrease)	(83)	(120)	2	(387)	2	3,176	(36)	(107)	(88)	(205)	60
Year Ended October 31, 2010
Dollars:
Sold	$ 33,040 $	1,963	$ 4,282	$ 38,797 $	10	$ 147,748	$ 3,505	$ 3,617	$ 16,503	$ 9,718	$ 13,783
Reinvested	288	–	–	712	–	7,299	20	32	165	169	246
Redeemed	(34,252)	(6,841)	(4,151)	(57,365)	–	(136,098)	(2,478)	(4,011)	(12,724)	(9,282)	(17,517)
Net Increase (Decrease)	$ (924) $	(4,878) $	131	$ (17,856) $	10	$ 18,949	$ 1,047	$ (362) $	3,944	$ 605	$ (3,488)
Shares:
Sold	1,441	90	192	1,758	–	6,554	155	161	735	429	601
Reinvested	13	–	–	32	–	321	1	2	8	8	11
Redeemed	(1,514)	(313)	(187)	(2,653)	–	(6,101)	(112)	(181)	(573)	(424)	(788)
Net Increase (Decrease)	(60)	(223)	5	(863)	–	774	44	(18)	170	13	(176)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (106) $	–	$ –	$ (207) $	–	$ (6,664) $	–	$ –	$ (51) $	(81) $	(143)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(106) $	–	$ –	$ (207) $	–	$ (6,664) $	–	$ –	$ (51) $	(81) $	(143)
Year Ended October 31, 2010
From net investment
income	$ (297) $	–	$ –	$ (713) $	–	$ (7,416) $	(20) $	(32) $	(165) $	(169) $	(246)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(297) $	–	$ –	$ (713) $	–	$ (7,416) $	(20) $	(32) $	(165) $	(169) $	(246)

See accompanying notes.

51

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						International Fund I

						Period Ended	Year Ended
						April 30, 2011	October 31, 2010
Operations
Net investment income (loss)						$ 9,555	$ 18,022
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions						89,526	80,157
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						82,638	39,718
Net Increase (Decrease) in Net Assets Resulting from Operations						181,719	137,897

Dividends and Distributions to Shareholders
From net investment income						(20,495)	(24,092)
			Total Dividends and Distributions			(20,495)	(24,092)

Capital Share Transactions
Net increase (decrease) in capital share transactions						39,643	(252,252)
		Total increase (decrease) in net assets				200,867	(138,447)

Net Assets
Beginning of period						1,392,458	1,530,905
End of period (including undistributed net investment income as set forth below)						$ 1,593,325	$ 1,392,458
Undistributed (overdistributed) net investment income (loss)						$ 3,555	$ 14,495

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 133,153	$ 662 $	1,203 $	1,731 $	794 $	3,333
Reinvested	19,825	42	57	103	160	308
Redeemed	(92,146)	(904)	(4,501)	(3,228)	(3,909)	(17,040)
Net Increase (Decrease)	$ 60,832	$ (200) $	(3,241) $	(1,394) $	(2,955) $ (13,399)
Shares:
Sold	11,433	57	104	148	68	281
Reinvested	1,718	4	5	9	14	27
Redeemed	(7,864)	(78)	(387)	(277)	(329)	(1,468)
Net Increase (Decrease)	5,287	(17)	(278)	(120)	(247)	(1,160)
Year Ended October 31, 2010
Dollars:
Sold	$ 132,343	$ 1,675 $	2,182 $	4,512 $	3,825 $	9,140
Reinvested	23,276	57	109	166	145	339
Redeemed	(404,142)	(1,821)	(4,505)	(5,416)	(4,723)	(9,414)
Net Increase (Decrease)	$ (248,523) $	(89) $	(2,214) $	(738) $	(753) $	65
Shares:
Sold	12,697	163	213	434	377	876
Reinvested	2,196	5	10	16	13	32
Redeemed	(40,084)	(175)	(447)	(524)	(453)	(886)
Net Increase (Decrease)	(25,191)	(7)	(224)	(74)	(63)	22

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (19,825) $	(42) $	(57) $	(103) $	(160) $	(308)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (19,825) $	(42) $	(57) $	(103) $	(160) $	(308)
Year Ended October 31, 2010
From net investment
income	$ (23,276) $	(57) $	(109) $	(166) $	(145) $	(339)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (23,276) $	(57) $	(109) $	(166) $	(145) $	(339)

See accompanying notes.

52

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						International Growth Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 9,413		$ 16,807
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions						119,329			76,269
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							28,702		77,050
Net Increase (Decrease) in Net Assets Resulting from Operations						157,444			170,126

Dividends and Distributions to Shareholders
From net investment income						(16,945)			(21,397)
			Total Dividends and Distributions			(16,945)			(21,397)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(303,972)			(35,691)
		Total increase (decrease) in net assets				(163,473)			113,038

Net Assets
Beginning of period						1,398,581		1,285,543
End of period (including undistributed net investment income as set forth below)						$ 1,235,108		$ 1,398,581
Undistributed (overdistributed) net investment income (loss)						$ 7,228		$ 14,760

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 2,983	$ 128 $	2,186 $	23,566 $	79 $	236 $	1,945 $	770	$ 847
Reinvested	72	2	355	16,278	7	35	45	38	111
Redeemed	(1,818)	(145)	(4,139)	(338,319)	(136)	(2,846)	(3,153)	(757)	(2,342)
Net Increase (Decrease)	$ 1,237	$ (15) $	(1,598) $ (298,475) $		(50) $	(2,575) $	(1,163) $	51	$ (1,384)
Shares:
Sold	328	14	246	2,576	8	27	207	85	95
Reinvested	8	–	40	1,813	1	4	5	4	12
Redeemed	(201)	(16)	(467)	(37,795)	(15)	(324)	(344)	(83)	(259)
Net Increase (Decrease)	135	(2)	(181)	(33,406)	(6)	(293)	(132)	6	(152)
Year Ended October 31, 2010
Dollars:
Sold	$ 2,870	$ 262 $	3,428 $	126,249 $	365 $	838 $	1,912 $	1,677	$ 1,851
Reinvested	65	2	388	20,407	7	62	185	80	200
Redeemed	(1,594)	(188)	(7,283)	(160,255)	(549)	(2,045)	(11,764)	(5,007)	(7,854)
Net Increase (Decrease)	$ 1,341	$ 76 $	(3,467) $	(13,599) $	(177) $	(1,145) $	(9,667) $	(3,250) $	(5,803)
Shares:
Sold	359	33	436	15,830	46	108	232	210	231
Reinvested	8	–	48	2,504	1	8	22	10	25
Redeemed	(199)	(23)	(934)	(20,204)	(69)	(269)	(1,479)	(635)	(1,008)
Net Increase (Decrease)	168	10	(450)	(1,870)	(22)	(153)	(1,225)	(415)	(752)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (73) $	(2) $	(356) $	(16,278) $	(7) $	(35) $	(45) $	(38) $	(111)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(73) $	(2) $	(356) $	(16,278) $	(7) $	(35) $	(45) $	(38) $	(111)
Year Ended October 31, 2010
From net investment
income	$ (66) $	(2) $	(388) $	(20,407) $	(7) $	(62) $	(185) $	(80) $	(200)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(66) $	(2) $	(388) $	(20,407) $	(7) $	(62) $	(185) $	(80) $	(200)

See accompanying notes.

53

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Amounts in thousands		International Value Fund I

		Period Ended	Year Ended
		April 30, 2011	October 31, 2010
Operations
Net investment income (loss)		$ 12,370	$ 17,547
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions		66,404	87,551
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies		105,350	8,630
Net Increase (Decrease) in Net Assets Resulting from Operations		184,124	113,728

Dividends and Distributions to Shareholders
From net investment income		(17,708)	(16,656)
From net realized gain on investments		(84,682)	(24,686)
	Total Dividends and Distributions	(102,390)	(41,342)

Capital Share Transactions
Net increase (decrease) in capital share transactions		336,275	101,991
	Total increase (decrease) in net assets	418,009	174,377

Net Assets
Beginning of period		1,137,569	963,192
End of period (including undistributed net investment income as set forth below)		$ 1,555,578	$ 1,137,569
Undistributed (overdistributed) net investment income (loss)		$ 10,231	$ 15,569

	Institutional
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 294,609
Reinvested	102,390
Redeemed	(60,724)
Net Increase (Decrease)	$ 336,275
Shares:
Sold	26,683
Reinvested	9,659
Redeemed	(5,486)
Net Increase (Decrease)	30,856
Year Ended October 31, 2010
Dollars:
Sold	$ 132,911
Reinvested	41,342
Redeemed	(72,262)
Net Increase (Decrease)	$ 101,991
Shares:
Sold	12,532
Reinvested	3,805
Redeemed	(6,972)
Net Increase (Decrease)	9,365

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (17,708)
From net realized gain on
investments	(84,682)
Total Dividends and
Distributions	$ (102,390)
Year Ended October 31, 2010
From net investment
income	$ (16,656)
From net realized gain on
investments	(24,686)
Total Dividends and
Distributions	$ (41,342)

See accompanying notes.

54

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap Blend Fund II

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 4,955		$ 7,356
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							33,193		24,476
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						108,507			68,688
Net Increase (Decrease) in Net Assets Resulting from Operations						146,655		100,520

Dividends and Distributions to Shareholders
From net investment income							(7,668)		(8,377)
			Total Dividends and Distributions				(7,668)		(8,377)

Capital Share Transactions
Net increase (decrease) in capital share transactions						257,336		(61,848)
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets			396,323			30,296

Net Assets
Beginning of period						734,448		704,152
End of period (including undistributed net investment income as set forth below)						$ 1,130,771		$ 734,448
Undistributed (overdistributed) net investment income (loss)						$ 2,794		$ 5,507

	Class A(a) Class B(a) Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 1	$ –	$ –	$ 4,728 $	341,894	$ 238	$ 1,027 $	2,881 $	1,549	$ 3,350
Reinvested	–	–	–	364	7,024	–	10	72	74	124
Redeemed	(14,317)	(3,627)	(519)	(9,061)	(65,268)	(634)	(5,409)	(3,997)	(1,496)	(1,672)
Net Increase (Decrease)	$ (14,316) $	(3,627) $	(519) $	(3,969) $	283,650	$ (396) $	(4,372) $	(1,044) $	127	$ 1,802
Shares:
Sold	–	–	–	499	36,525	24	106	300	160	341
Reinvested	–	–	–	39	736	–	1	8	8	13
Redeemed	(1,556)	(402)	(57)	(955)	(6,737)	(65)	(558)	(417)	(151)	(177)
Net Increase (Decrease)	(1,556)	(402)	(57)	(417)	30,524	(41)	(451)	(109)	17	177
Year Ended October 31, 2010
Dollars:
Sold	$ 5,472	$ 323	$ 257	$ 8,377 $	65,699	$ 1,001	$ 2,330 $	6,806 $	2,318	$ 9,343
Reinvested	187	–	2	824	6,583	23	108	215	119	312
Redeemed	(32,762)	(10,094)	(955)	(16,623)	(78,858)	(1,490)	(4,820)	(5,802)	(3,754)	(16,989)
Net Increase (Decrease)	$ (27,103) $	(9,771) $	(696) $	(7,422) $	(6,576) $	(466) $	(2,382) $	1,219 $	(1,317) $	(7,334)
Shares:
Sold	632	38	30	1,007	7,672	118	276	801	271	1,086
Reinvested	22	–	–	99	774	3	13	25	14	37
Redeemed	(3,850)	(1,199)	(113)	(1,998)	(9,138)	(175)	(571)	(693)	(445)	(1,980)
Net Increase (Decrease)	(3,196)	(1,161)	(83)	(892)	(692)	(54)	(282)	133	(160)	(857)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ –	$ (364) $	(7,024) $	–	$ (10) $	(72) $	(74) $	(124)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (364) $	(7,024) $	–	$ (10) $	(72) $	(74) $	(124)
Year Ended October 31, 2010
From net investment
income	$ (190) $	–	$ (2) $	(825) $	(6,583) $	(23) $	(108) $	(215) $	(119) $	(312)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(190) $	–	$ (2) $	(825) $	(6,583) $	(23) $	(108) $	(215) $	(119) $	(312)

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

55

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap Growth Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 133		$ (2,920)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							152,858		174,764
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							134,120		287,750
Net Increase (Decrease) in Net Assets Resulting from Operations							287,111		459,594

Dividends and Distributions to Shareholders
From net investment income							–		(316)
			Total Dividends and Distributions				–		(316)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(31,086)		(358,275)
Redemption fees - Class C							–		1
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets				256,025		101,005

Net Assets
Beginning of period							2,327,629		2,226,624
End of period (including undistributed net investment income as set forth below)						$ 2,583,654		$ 2,327,629
Undistributed (overdistributed) net investment income (loss)						$ 133		$ –

	Class A	Class B	Class C Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 18,312	$ 219	$ 1,840	$ 3,563	$ 123	$ 135,899	$ 1,481	$ 911	$ 3,207	$ 3,686	$ 13,324
Redeemed	(32,446)	(4,362)	(2,417)	(4,756)	–	(132,599)	(2,106)	(7,545)	(11,140)	(3,602)	(12,678)
Net Increase (Decrease)	$ (14,134) $	(4,143) $	(577) $	(1,193) $	123	$ 3,300	$ (625) $	(6,634) $	(7,933) $	84	$ 646
Shares:
Sold	2,265	28	235	460	15	16,515	186	114	377	437	1,614
Redeemed	(4,012)	(566)	(305)	(613)	–	(16,191)	(264)	(964)	(1,327)	(432)	(1,509)
Net Increase (Decrease)	(1,747)	(538)	(70)	(153)	15	324	(78)	(850)	(950)	5	105
Year Ended October 31, 2010
Dollars:
Sold	$ 38,760	$ 1,005	$ 3,122	$ 5,751	$ 10	$ 214,735	$ 7,400	$ 1,814	$ 4,805	$ 4,328	$ 73,107
Reinvested	–	–	–	–	–	312	–	–	–	–	–
Redeemed	(59,856)	(8,788)	(2,621)	(8,411)	–	(553,805)	(2,726)	(4,179)	(19,391)	(16,081)	(37,566)
Net Increase (Decrease)	$ (21,096) $	(7,783) $	501	$ (2,660) $	10	$ (338,758) $	4,674	$ (2,365) $ (14,586) $ (11,753) $			35,541
Shares:
Sold	5,601	153	461	869	1	30,625	1,109	263	601	600	10,516
Reinvested	–	–	–	–	–	45	–	–	–	–	–
Redeemed	(8,657)	(1,322)	(390)	(1,277)	–	(75,960)	(401)	(613)	(2,701)	(2,220)	(5,263)
Net Increase (Decrease)	(3,056)	(1,169)	71	(408)	1	(45,290)	708	(350)	(2,100)	(1,620)	5,253

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2010
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ (316) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ (316) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

56

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap Growth Fund I

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 1,778		$ 2,346
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							152,637		171,682
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							336,748		285,883
Net Increase (Decrease) in Net Assets Resulting from Operations							491,163		459,911

Dividends and Distributions to Shareholders
From net investment income							(3,441)		(1,115)
			Total Dividends and Distributions				(3,441)		(1,115)

Capital Share Transactions
Net increase (decrease) in capital share transactions							136,620		771,052
Redemption fees - Class J							–		3
			Total increase (decrease) in net assets				624,342	1,229,851

Net Assets
Beginning of period						2,877,997		1,648,146
End of period (including undistributed net investment income as set forth below)						$ 3,502,339		$ 2,877,997
Undistributed (overdistributed) net investment income (loss)						$ 631		$ 2,294

	Class A(a) Class B(a) Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ –	$ –	$ –	$ 12,939	$ 273,509	$ 721	$ 1,735	$ 18,586	$ 6,135	$ 23,076
Reinvested	–	–	–	–	3,441	–	–	–	–	–
Redeemed	(17,006)	(1,812)	(778)	(8,153)	(159,242)	(339)	(1,580)	(3,895)	(2,153)	(8,564)
Net Increase (Decrease)	$ (17,006) $	(1,812) $	(778) $	4,786	$ 117,708	$ 382	$ 155	$ 14,691	$ 3,982	$ 14,512
Shares:
Sold	–	–	–	1,503	28,836	80	193	2,031	667	2,491
Reinvested	–	–	–	–	370	–	–	–	–	–
Redeemed	(2,006)	(226)	(92)	(947)	(16,953)	(37)	(179)	(422)	(235)	(955)
Net Increase (Decrease)	(2,006)	(226)	(92)	556	12,253	43	14	1,609	432	1,536
Year Ended October 31, 2010
Dollars:
Sold	$ 5,253	$ 305	$ 662	$ 14,854	$ 950,191	$ 1,246	$ 2,509	$ 16,111	$ 8,824	$ 50,290
Reinvested	–	–	–	–	1,115	–	–	–	–	–
Redeemed	(34,124)	(4,541)	(1,072)	(13,191)	(207,582)	(553)	(5,674)	(3,360)	(2,107)	(8,104)
Net Increase (Decrease)	$ (28,871) $	(4,236) $	(410) $	1,663	$ 743,724	$ 693	$ (3,165) $	12,751	$ 6,717	$ 42,186
Shares:
Sold	702	43	88	2,087	120,632	165	348	2,156	1,171	6,320
Reinvested	–	–	–	–	145	–	–	–	–	–
Redeemed	(4,505)	(636)	(144)	(1,865)	(26,452)	(71)	(793)	(445)	(279)	(1,040)
Net Increase (Decrease)	(3,803)	(593)	(56)	222	94,325	94	(445)	1,711	892	5,280

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ –	$ –	$ (3,441) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (3,441) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2010
From net investment
income	$ –	$ –	$ –	$ –	$ (1,115) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (1,115) $	–	$ –	$ –	$ –	$ –

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

57

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap Growth Fund II

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 3,662		$ 8,852
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							127,647		180,489
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							43,031		43,931
Net Increase (Decrease) in Net Assets Resulting from Operations							174,340		233,272

Dividends and Distributions to Shareholders
From net investment income							(9,322)		(6,366)
From net realized gain on investments							(5,501)		–
			Total Dividends and Distributions				(14,823)		(6,366)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(331,399)		(423,478)
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets				(171,882)		(196,571)

Net Assets
Beginning of period							1,372,143	1,568,714
End of period (including undistributed net investment income as set forth below)						$ 1,200,261		$ 1,372,143
Undistributed (overdistributed) net investment income (loss)						$ 944		$ 6,604

	Class A(a) Class C(a) Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ –	$ –	$ 2,016	$ 39,336 $	124	$ 688	$ 1,651	$ 417	$ 4,240
Reinvested	–	–	255	14,035	7	48	78	103	296
Redeemed	(2,042)	(351)	(2,490)	(371,094)	(370)	(2,098)	(1,310)	(2,921)	(12,017)
Net Increase (Decrease)	$ (2,042) $	(351) $	(219) $ (317,723) $		(239) $	(1,362) $	419	$ (2,401) $	(7,481)
Shares:
Sold	–	–	259	4,589	15	87	207	51	510
Reinvested	–	–	34	1,693	1	6	10	13	37
Redeemed	(263)	(46)	(321)	(45,649)	(45)	(264)	(167)	(349)	(1,412)
Net Increase (Decrease)	(263)	(46)	(28)	(39,367)	(29)	(171)	50	(285)	(865)
Year Ended October 31, 2010
Dollars:
Sold	$ 522	$ 198	$ 5,016	$ 129,902 $	500	$ 626	$ 2,032	$ 3,017	$ 9,331
Reinvested	–	–	–	6,297	–	–	–	14	55
Redeemed	(2,051)	(438)	(5,150)	(560,678)	(698)	(1,880)	(4,045)	(1,212)	(4,836)
Net Increase (Decrease)	$ (1,529) $	(240) $	(134) $ (424,479) $		(198) $	(1,254) $	(2,013) $	1,819	$ 4,550
Shares:
Sold	72	28	746	17,633	71	90	288	424	1,304
Reinvested	–	–	–	857	–	–	–	2	7
Redeemed	(288)	(63)	(772)	(73,539)	(99)	(278)	(586)	(171)	(677)
Net Increase (Decrease)	(216)	(35)	(26)	(55,049)	(28)	(188)	(298)	255	634

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ (105) $	(8,953) $	–	$ (10) $	(33) $	(54) $	(167)
From net realized gain on
investments	–	–	(150)	(5,083)	(7)	(38)	(45)	(49)	(129)
Total Dividends and Distributions $	–	$ –	$ (255) $	(14,036) $	(7) $	(48) $	(78) $	(103) $	(296)
Year Ended October 31, 2010
From net investment
income	$ –	$ –	$ –	$ (6,297) $	–	$ –	$ –	$ (14) $	(55)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (6,297) $	–	$ –	$ –	$ (14) $	(55)

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

58

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap S&P 500 Index Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 19,628		$ 22,586
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							13,329		4,565
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						340,411		205,527
Net Increase (Decrease) in Net Assets Resulting from Operations						373,368		232,678

Dividends and Distributions to Shareholders
From net investment income						(28,555)		(14,232)
			Total Dividends and Distributions			(28,555)		(14,232)

Capital Share Transactions
Net increase (decrease) in capital share transactions							55,327	1,169,305
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets				400,140		1,387,753

Net Assets
Beginning of period						2,298,649		910,896
End of period (including undistributed net investment income as set forth below)						$ 2,698,789		$ 2,298,649
Undistributed (overdistributed) net investment income (loss)						$ 10,406		$ 19,333

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 11,417 $	1,166 $	20,422 $	95,704	$ 2,788 $	2,322 $	21,296 $	12,283 $	42,733
Reinvested	1,658	25	2,988	18,980	122	244	940	1,094	2,469
Redeemed	(13,771)	(851)	(26,931)	(82,411)	(3,145)	(11,992)	(13,596)	(13,363)	(17,264)
Net Increase (Decrease)	$ (696) $	340 $	(3,521) $	32,273	$ (235) $	(9,426) $	8,640 $	14 $	27,938
Shares:
Sold	1,271	131	2,288	10,655	318	257	2,371	1,359	4,787
Reinvested	189	3	343	2,164	14	28	107	124	278
Redeemed	(1,542)	(98)	(3,016)	(9,190)	(352)	(1,359)	(1,546)	(1,504)	(1,885)
Net Increase (Decrease)	(82)	36	(385)	3,629	(20)	(1,074)	932	(21)	3,180
Year Ended October 31, 2010
Dollars:
Sold	$ 19,353 $	1,806 $	28,352 $	385,606	$ 4,404 $	7,425 $	18,555 $	24,868 $	36,893
Issued in acquisitions	82,849	715	31,682	835,129	987	1,620	648	1,285	3,459
Reinvested	759	41	3,639	2,616	156	623	2,000	1,324	3,049
Redeemed	(18,236)	(1,167)	(44,948)	(119,555)	(3,282)	(15,814)	(59,755)	(17,568)	(50,213)
Net Increase (Decrease)	$ 84,725 $	1,395 $	18,725 $ 1,103,796	$ 2,265 $		(6,146) $ (38,552) $		9,909 $	(6,812)
Shares:
Sold	2,463	230	3,638	49,291	559	943	2,355	3,190	4,633
Issued in acquisitions	10,688	93	4,127	107,825	128	209	84	165	442
Reinvested	97	6	473	337	20	80	257	170	389
Redeemed	(2,315)	(152)	(5,759)	(15,277)	(419)	(2,022)	(7,610)	(2,239)	(6,369)
Net Increase (Decrease)	10,933	177	2,479	142,176	288	(790)	(4,914)	1,286	(905)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (1,689) $	(26) $	(2,991) $	(18,980) $	(122) $	(244) $	(940) $	(1,094) $	(2,469)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,689) $	(26) $	(2,991) $	(18,980) $	(122) $	(244) $	(940) $	(1,094) $	(2,469)
Year Ended October 31, 2010
From net investment
income	$ (777) $	(42) $	(3,645) $	(2,616) $	(156) $	(623) $	(2,000) $	(1,324) $	(3,049)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (777) $	(42) $	(3,645) $	(2,616) $	(156) $	(623) $	(2,000) $	(1,324) $	(3,049)

See accompanying notes.

59

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap Value Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 8,000		$ 14,661
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							90,017		15,839
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						136,093			90,462
Net Increase (Decrease) in Net Assets Resulting from Operations						234,110		120,962

Dividends and Distributions to Shareholders
From net investment income						(15,354)		(15,093)
			Total Dividends and Distributions			(15,354)		(15,093)

Capital Share Transactions
Net increase (decrease) in capital share transactions						310,660		278,985
		Total increase (decrease) in net assets				529,416		384,854

Net Assets
Beginning of period						1,174,719		789,865
End of period (including undistributed net investment income as set forth below)						$ 1,704,135		$ 1,174,719
Undistributed (overdistributed) net investment income (loss)						$ 3,946		$ 11,300

	Class A	Class B	Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 7,287 $	87	$ 447	$ 5,311	$ 356,491	$ 98	$ 441 $	249	$ 665	$ 558
Reinvested	1,308	–	5	352	13,526	6	18	9	24	69
Redeemed	(13,772)	(1,389)	(148)	(3,726)	(52,976)	(197)	(864)	(1,464)	(258)	(1,497)
Net Increase (Decrease)	$ (5,177) $	(1,302) $	304	$ 1,937	$ 317,041	$ (93) $	(405) $	(1,206) $	431	$ (870)
Shares:
Sold	761	9	47	558	35,657	11	46	26	68	58
Reinvested	140	–	–	38	1,456	1	2	1	3	8
Redeemed	(1,443)	(145)	(16)	(391)	(5,536)	(21)	(92)	(164)	(28)	(150)
Net Increase (Decrease)	(542)	(136)	31	205	31,577	(9)	(44)	(137)	43	(84)
Year Ended October 31, 2010
Dollars:
Sold	$ 13,842 $	423	$ 422	$ 6,090	$ 353,673	$ 378	$ 622 $	679	$ 609	$ 2,182
Reinvested	2,168	3	13	536	12,051	22	41	94	33	73
Redeemed	(26,986)	(2,806)	(311)	(6,867)	(67,882)	(679)	(860)	(3,533)	(605)	(4,440)
Net Increase (Decrease)	$ (10,976) $	(2,380) $	124	$ (241) $	297,842	$ (279) $	(197) $	(2,760) $	37	$ (2,185)
Shares:
Sold	1,647	50	52	730	41,674	46	75	82	73	262
Reinvested	261	–	1	65	1,454	3	5	11	4	9
Redeemed	(3,214)	(333)	(38)	(830)	(8,146)	(82)	(103)	(439)	(73)	(530)
Net Increase (Decrease)	(1,306)	(283)	15	(35)	34,982	(33)	(23)	(346)	4	(259)

Distributions:
Period Ended April 30, 2011
From net investment income $	(1,345) $	–	$ (5) $	(352) $	(13,526) $	(6) $	(18) $	(9) $	(24) $	(69)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,345) $	–	$ (5) $	(352) $	(13,526) $	(6) $	(18) $	(9) $	(24) $	(69)
Year Ended October 31, 2010
From net investment income $	(2,227) $	(3) $	(13) $	(536) $	(12,051) $	(22) $	(41) $	(94) $	(33) $	(73)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,227) $	(3) $	(13) $	(536) $	(12,051) $	(22) $	(41) $	(94) $	(33) $	(73)

See accompanying notes.

60

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap Value Fund I

						Period Ended	Year Ended
						April 30, 2011	October 31, 2010
Operations
Net investment income (loss)						$ 14,864	$ 25,090
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions						88,784	71,330
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						228,365	66,030
Net Increase (Decrease) in Net Assets Resulting from Operations						332,013	162,450

Dividends and Distributions to Shareholders
From net investment income						(29,245)	(17,816)
			Total Dividends and Distributions			(29,245)	(17,816)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(270,595)	841,851
		Total increase (decrease) in net assets				32,173	986,485

Net Assets
Beginning of period						2,260,451	1,273,966
End of period (including undistributed net investment income as set forth below)						$ 2,292,624	$ 2,260,451
Undistributed (overdistributed) net investment income (loss)						$ 6,775	$ 21,156

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 109,784	$ 460	$ 178 $	466 $	647	$ 443
Reinvested	29,047	30	12	39	43	74
Redeemed	(404,084)	(896)	(2,376)	(2,738)	(719)	(1,005)
Net Increase (Decrease)	$ (265,253)	$ (406) $	(2,186) $	(2,233) $	(29) $	(488)
Shares:
Sold	10,136	43	16	43	59	41
Reinvested	2,753	3	1	4	4	7
Redeemed	(38,126)	(83)	(227)	(253)	(67)	(93)
Net Increase (Decrease)	(25,237)	(37)	(210)	(206)	(4)	(45)
Year Ended October 31, 2010
Dollars:
Sold	$ 1,248,606	$ 1,311	$ 728 $	2,211 $	1,632	$ 2,743
Reinvested	17,589	36	28	61	38	64
Redeemed	(418,169)	(1,271)	(2,536)	(2,818)	(1,419)	(6,983)
Net Increase (Decrease)	$ 848,026	$ 76	$ (1,780) $	(546) $	251	$ (4,176)
Shares:
Sold	126,526	133	76	232	172	282
Reinvested	1,815	4	3	6	4	7
Redeemed	(42,885)	(130)	(266)	(292)	(151)	(715)
Net Increase (Decrease)	85,456	7	(187)	(54)	25	(426)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (29,047)	$ (30) $	(12) $	(39) $	(43) $	(74)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (29,047)	$ (30) $	(12) $	(39) $	(43) $	(74)
Year Ended October 31, 2010
From net investment
income	$ (17,589)	$ (36) $	(28) $	(61) $	(38) $	(64)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (17,589)	$ (36) $	(28) $	(61) $	(38) $	(64)

See accompanying notes.

61

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap Value Fund III

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 10,704		$ 23,718
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions						163,733		140,936
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							68,170		63,423
Net Increase (Decrease) in Net Assets Resulting from Operations						242,607		228,077

Dividends and Distributions to Shareholders
From net investment income						(22,435)		(31,437)
			Total Dividends and Distributions			(22,435)		(31,437)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(558,985)		(339,881)
		Total increase (decrease) in net assets				(338,813)		(143,241)

Net Assets
Beginning of period						1,761,634		1,904,875
End of period (including undistributed net investment income as set forth below)						$ 1,422,821		$ 1,761,634
Undistributed (overdistributed) net investment income (loss)						$ 5,512		$ 17,243

	Class A(a) Class B(a) Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ –	$ –	$ –	$ 3,543 $	129,362 $	547	$ 644 $	1,520	$ 622 $	2,311
Reinvested	–	–	–	640	21,121	24	101	134	146	269
Redeemed	(10,536)	(2,522)	(349)	(6,098)	(677,094)	(916)	(5,695)	(7,928)	(4,873)	(3,958)
Net Increase (Decrease)	$ (10,536) $	(2,522) $	(349) $	(1,915) $ (526,611) $		(345) $	(4,950) $	(6,274) $	(4,105) $	(1,378)
Shares:
Sold	–	–	–	340	12,228	53	63	142	60	217
Reinvested	–	–	–	64	2,089	2	10	13	14	27
Redeemed	(1,061)	(254)	(35)	(593)	(65,105)	(88)	(554)	(756)	(460)	(377)
Net Increase (Decrease)	(1,061)	(254)	(35)	(189)	(50,788)	(33)	(481)	(601)	(386)	(133)
Year Ended October 31, 2010
Dollars:
Sold	$ 3,520	$ 316	$ 126	$ 6,299 $	463,176 $	961	$ 1,371 $	2,428	$ 1,807 $	5,445
Reinvested	415	40	6	746	29,015	40	191	307	221	451
Redeemed	(26,499)	(6,093)	(721)	(11,172)	(754,395)	(1,815)	(7,430)	(17,760)	(11,002)	(19,875)
Net Increase (Decrease)	$ (22,564) $	(5,737) $	(589) $	(4,127) $ (262,204) $		(814) $	(5,868) $ (15,025) $		(8,974) $ (13,979)
Shares:
Sold	374	33	12	688	47,437	104	149	252	194	590
Reinvested	45	4	1	82	3,161	4	21	32	24	49
Redeemed	(2,869)	(654)	(78)	(1,222)	(80,301)	(193)	(815)	(1,877)	(1,220)	(2,123)
Net Increase (Decrease)	(2,450)	(617)	(65)	(452)	(29,703)	(85)	(645)	(1,593)	(1,002)	(1,484)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ –	$ (640) $	(21,121) $	(24) $	(101) $	(134) $	(146) $	(269)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ –	$ –	$ (640) $	(21,121) $	(24) $	(101) $	(134) $	(146) $	(269)
Year Ended October 31, 2010
From net investment
income	$ (419) $	(40) $	(6) $	(747) $	(29,015) $	(40) $	(191) $	(307) $	(221) $	(451)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (419) $	(40) $	(6) $	(747) $	(29,015) $	(40) $	(191) $	(307) $	(221) $	(451)

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

62

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							MidCap Blend Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 2,471		$ 10,264
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							42,900		66,366
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							232,000	188,997
Net Increase (Decrease) in Net Assets Resulting from Operations							277,371	265,627

Dividends and Distributions to Shareholders
From net investment income							(15,700)		(5,794)
From net realized gain on investments							(49,428)		–
			Total Dividends and Distributions				(65,128)		(5,794)

Capital Share Transactions
Net increase (decrease) in capital share transactions							226,214	(114,443)
			Total increase (decrease) in net assets				438,457	145,390

Net Assets
Beginning of period						1,240,601		1,095,211
End of period (including undistributed net investment income as set forth below)						$ 1,679,058		$ 1,240,601
Undistributed (overdistributed) net investment income (loss)						$ (8,779)		$ 4,450

	Class A	Class B Class C		Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 86,122	$ 975	$ 12,183	$ 20,133	$ 21,479	$ 115,336	$ 247 $	2,043	$ 4,527	$ 8,541	$ 7,931
Reinvested	25,881	1,334	720	8,659	9	20,239	96	291	968	715	1,887
Redeemed	(50,848)	(7,965)	(2,354)	(17,595)	(2,635)	(24,661)	(374)	(944)	(2,417)	(1,822)	(2,487)
Net Increase (Decrease)	$ 61,155	$ (5,656) $	10,549	$ 11,197	$ 18,853	$ 110,914	$ (31) $	1,390	$ 3,078	$ 7,434	$ 7,331
Shares:
Sold	6,257	72	917	1,506	1,502	8,451	18	151	330	619	568
Reinvested	1,970	105	57	680	1	1,522	8	23	74	54	143
Redeemed	(3,691)	(591)	(175)	(1,320)	(185)	(1,771)	(29)	(70)	(178)	(131)	(183)
Net Increase (Decrease)	4,536	(414)	799	866	1,318	8,202	(3)	104	226	542	528
Year Ended October 31, 2010
Dollars:
Sold	$ 94,593	$ 2,865	$ 11,596	$ 22,873	$ 88	$ 52,461	$ 562 $	2,410	$ 8,749	$ 2,941	$ 24,278
Reinvested	1,565	–	19	423	–	3,166	4	11	43	38	113
Redeemed	(95,445)	(17,320)	(3,432)	(27,024)	–	(182,400)	(648)	(2,062)	(3,780)	(3,516)	(7,614)
Net Increase (Decrease)	$ 713	$ (14,455) $	8,183	$ (3,728) $	88	$ (126,773) $	(82) $	359	$ 5,012	$ (537) $	16,777
Shares:
Sold	7,886	249	1,002	1,984	7	4,382	50	204	721	239	1,986
Reinvested	138	–	2	39	–	278	–	1	4	3	10
Redeemed	(8,080)	(1,495)	(299)	(2,362)	–	(14,944)	(56)	(175)	(319)	(304)	(640)
Net Increase (Decrease)	(56)	(1,246)	705	(339)	7	(10,284)	(6)	30	406	(62)	1,356

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (6,065) $	–	$ (147) $	(1,853) $	(3) $	(6,640) $	(15) $	(60) $	(227) $	(186) $	(504)
From net realized gain on
investments	(20,835)	(1,392)	(862)	(6,815)	(6)	(16,553)	(81)	(231)	(741)	(529)	(1,383)
Total Dividends and Distributions $ (26,900) $		(1,392) $	(1,009) $	(8,668) $	(9) $	(23,193) $	(96) $	(291) $	(968) $	(715) $	(1,887)
Year Ended October 31, 2010
From net investment
income	$ (1,606) $	–	$ (24) $	(424) $	–	$ (3,531) $	(4) $	(11) $	(43) $	(38) $	(113)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,606) $	–	$ (24) $	(424) $	–	$ (3,531) $	(4) $	(11) $	(43) $	(38) $	(113)

See accompanying notes.

63

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							MidCap Growth Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ (389)		$ (574)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							17,522	13,042
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							11,208	11,563
Net Increase (Decrease) in Net Assets Resulting from Operations							28,341	24,031

Dividends and Distributions to Shareholders
From net investment income							–	(5)
			Total Dividends and Distributions				–	(5)

Capital Share Transactions
Net increase (decrease) in capital share transactions							9,237	3,787
		Total increase (decrease) in net assets					37,578	27,813

Net Assets
Beginning of period							111,254	83,441
End of period (including undistributed net investment income as set forth below)						$ 148,832		$ 111,254
Undistributed (overdistributed) net investment income (loss)						$ (389)		$ –

	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 4,286	$ 16,556	$ 708	$ 391 $	868	$ 1,338	$ 4,503
Redeemed	(3,070)	(8,556)	(358)	(692)	(1,197)	(1,661)	(3,879)
Net Increase (Decrease)	$ 1,216	$ 8,000	$ 350	$ (301) $	(329) $	(323) $	624
Shares:
Sold	573	1,971	90	49	107	164	538
Redeemed	(408)	(1,040)	(45)	(84)	(151)	(202)	(466)
Net Increase (Decrease)	165	931	45	(35)	(44)	(38)	72
Year Ended October 31, 2010
Dollars:
Sold	$ 2,103	$ 9,195	$ 285	$ 590 $	2,214	$ 2,307	$ 23,785
Reinvested	–	2	–	–	–	–	–
Redeemed	(3,725)	(17,369)	(514)	(499)	(7,668)	(2,462)	(4,457)
Net Increase (Decrease)	$ (1,622) $	(8,172) $	(229) $	91 $	(5,454) $	(155) $	19,328
Shares:
Sold	357	1,480	47	96	353	375	3,771
Redeemed	(638)	(2,773)	(84)	(79)	(1,228)	(400)	(677)
Net Increase (Decrease)	(281)	(1,293)	(37)	17	(875)	(25)	3,094

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ – $	–	$ –	$ –
Year Ended October 31, 2010
From net investment
income	$ –	$ (5) $	–	$ – $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ (5) $	–	$ – $	–	$ –	$ –

See accompanying notes.

64

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							MidCap Growth Fund III

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ (15)		$ (2,759)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							157,147		134,202
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							208,168		183,458
Net Increase (Decrease) in Net Assets Resulting from Operations							365,300		314,901

Capital Share Transactions
Net increase (decrease) in capital share transactions							122,694		(103,199)
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets				487,994		211,703

Net Assets
Beginning of period							1,360,592		1,148,889
End of period (including undistributed net investment income as set forth below)						$ 1,848,586		$ 1,360,592
Undistributed (overdistributed) net investment income (loss)						$ 29		$ 44

	Class A(a) Class B(a) Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ –	$ –	$ – $	5,011	$ 215,049	$ 947	$ 898 $	4,672	$ 3,443 $	12,083
Redeemed	(10,397)	(1,814)	(836)	(3,867)	(82,515)	(830)	(4,471)	(6,230)	(5,405)	(3,044)
Net Increase (Decrease)	$ (10,397) $	(1,814) $	(836) $	1,144	$ 132,534	$ 117	$ (3,573) $	(1,558) $	(1,962) $	9,039
Shares:
Sold	–	–	–	488	20,724	91	85	431	312	1,154
Redeemed	(1,104)	(201)	(91)	(384)	(7,571)	(82)	(431)	(611)	(505)	(273)
Net Increase (Decrease)	(1,104)	(201)	(91)	104	13,153	9	(346)	(180)	(193)	881
Year Ended October 31, 2010
Dollars:
Sold	$ 5,226	$ 292	$ 530 $	5,943	$ 68,238	$ 1,277	$ 1,565 $	4,761	$ 5,083 $	12,716
Redeemed	(27,176)	(4,659)	(1,522)	(6,353)	(139,561)	(1,837)	(3,555)	(7,188)	(7,172)	(9,807)
Net Increase (Decrease)	$ (21,950) $	(4,367) $	(992) $	(410) $	(71,323) $	(560) $	(1,990) $	(2,427) $	(2,089) $	2,909
Shares:
Sold	631	37	65	739	7,967	155	187	560	607	1,501
Redeemed	(3,267)	(583)	(188)	(809)	(16,428)	(226)	(435)	(845)	(852)	(1,160)
Net Increase (Decrease)	(2,636)	(546)	(123)	(70)	(8,461)	(71)	(248)	(285)	(245)	341

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ – $	–	$ –	$ – $	– $	–	$ – $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ – $	–	$ –	$ –	$ – $	–	$ – $	–
Year Ended October 31, 2010
From net investment
income	$ –	$ –	$ – $	–	$ –	$ –	$ – $	–	$ – $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ – $	–	$ –	$ –	$ – $	–	$ – $	–

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

65

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						MidCap S&P 400 Index Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 1,422		$ 2,588
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							14,704	8,684
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							66,567	55,722
Net Increase (Decrease) in Net Assets Resulting from Operations							82,693	66,994

Dividends and Distributions to Shareholders
From net investment income							(2,540)	(2,408)
From net realized gain on investments							(3,490)	–
			Total Dividends and Distributions				(6,030)	(2,408)

Capital Share Transactions
Net increase (decrease) in capital share transactions							57,708	29,462
		Total increase (decrease) in net assets				134,371		94,048

Net Assets
Beginning of period						339,374		245,326
End of period (including undistributed net investment income as set forth below)						$ 473,745		$ 339,374
Undistributed (overdistributed) net investment income (loss)						$ 607		$ 1,725

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,896 $	53,076	$ 1,532 $	2,226 $	14,667 $	7,426 $	25,808
Reinvested	632	1,904	110	279	742	629	1,734
Redeemed	(5,022)	(12,216)	(493)	(5,433)	(7,158)	(5,439)	(24,192)
Net Increase (Decrease)	$ 2,506 $	42,764	$ 1,149 $	(2,928) $	8,251 $	2,616 $	3,350
Shares:
Sold	482	3,594	106	153	997	506	1,772
Reinvested	46	135	8	20	52	44	121
Redeemed	(351)	(847)	(34)	(372)	(494)	(369)	(1,572)
Net Increase (Decrease)	177	2,882	80	(199)	555	181	321
Year Ended October 31, 2010
Dollars:
Sold	$ 8,811 $	46,493	$ 2,286 $	4,298 $	12,247 $	10,751 $	19,096
Reinvested	222	657	36	121	325	253	794
Redeemed	(6,516)	(22,223)	(1,671)	(4,711)	(12,558)	(6,200)	(23,049)
Net Increase (Decrease)	$ 2,517 $	24,927	$ 651 $	(292) $	14 $	4,804 $	(3,159)
Shares:
Sold	754	3,866	190	358	1,012	881	1,569
Reinvested	20	58	3	10	28	22	69
Redeemed	(564)	(1,857)	(142)	(393)	(1,044)	(522)	(1,946)
Net Increase (Decrease)	210	2,067	51	(25)	(4)	381	(308)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (204) $	(963) $	(23) $	(59) $	(247) $	(263) $	(781)
From net realized gain on
investments	(428)	(941)	(87)	(220)	(495)	(366)	(953)
Total Dividends and
Distributions	$ (632) $	(1,904) $	(110) $	(279) $	(742) $	(629) $	(1,734)
Year Ended October 31, 2010
From net investment
income	$ (222) $	(657) $	(36) $	(121) $	(325) $	(253) $	(794)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (222) $	(657) $	(36) $	(121) $	(325) $	(253) $	(794)

See accompanying notes.

66

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							MidCap Value Fund I

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 5,562		$ 16,502
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							132,844		148,202
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							133,624		141,030
Net Increase (Decrease) in Net Assets Resulting from Operations							272,030		305,734

Dividends and Distributions to Shareholders
From net investment income							(17,124)		(11,333)
			Total Dividends and Distributions				(17,124)		(11,333)

Capital Share Transactions
Net increase (decrease) in capital share transactions							4,272		(11,441)
Redemption fees - Class B							–		1
			Total increase (decrease) in net assets				259,178		282,961

Net Assets
Beginning of period						1,449,735		1,166,774
End of period (including undistributed net investment income as set forth below)						$ 1,708,913		$ 1,449,735
Undistributed (overdistributed) net investment income (loss)						$ 857		$ 12,419

	Class A(a) Class B(a) Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ –	$ –	$ –	$ 3,177 $	65,927	$ 1,032	$ 1,250	$ 7,061	$ 3,817	$ 11,118
Reinvested	–	–	–	334	15,798	31	78	275	268	340
Redeemed	(3,186)	(493)	(755)	(5,466)	(80,283)	(604)	(5,405)	(3,790)	(3,531)	(2,721)
Net Increase (Decrease)	$ (3,186) $	(493) $	(755) $	(1,955) $	1,442	$ 459	$ (4,077) $	3,546	$ 554	$ 8,737
Shares:
Sold	–	–	–	240	4,966	79	95	549	290	841
Reinvested	–	–	–	26	1,213	2	6	21	21	26
Redeemed	(258)	(40)	(62)	(414)	(6,055)	(46)	(422)	(294)	(265)	(208)
Net Increase (Decrease)	(258)	(40)	(62)	(148)	124	35	(321)	276	46	659
Year Ended October 31, 2010
Dollars:
Sold	$ 2,420	$ 379	$ 475	$ 6,325 $	104,349	$ 1,707	$ 4,323	$ 6,854	$ 9,585	$ 17,937
Reinvested	49	4	5	294	10,289	24	86	218	154	208
Redeemed	(6,495)	(1,170)	(1,059)	(9,124)	(112,676)	(1,750)	(3,726)	(14,205)	(5,967)	(20,954)
Net Increase (Decrease)	$ (4,026) $	(787) $	(579) $	(2,505) $	1,962	$ (19) $	683	$ (7,133) $	3,772	$ (2,809)
Shares:
Sold	215	34	43	567	9,293	156	393	616	876	1,637
Reinvested	4	–	–	28	971	2	8	21	15	19
Redeemed	(582)	(105)	(95)	(829)	(10,318)	(155)	(335)	(1,312)	(547)	(1,905)
Net Increase (Decrease)	(363)	(71)	(52)	(234)	(54)	3	66	(675)	344	(249)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ –	$ (334) $	(15,798) $	(31) $	(78) $	(275) $	(268) $	(340)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (334) $	(15,798) $	(31) $	(78) $	(275) $	(268) $	(340)
Year Ended October 31, 2010
From net investment
income	$ (50) $	(4) $	(5) $	(294) $	(10,290) $	(24) $	(86) $	(218) $	(154) $	(208)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(50) $	(4) $	(5) $	(294) $	(10,290) $	(24) $	(86) $	(218) $	(154) $	(208)

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

67

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						MidCap Value Fund III

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 570		$ 975
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							8,609	7,850
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							7,969	10,687
Net Increase (Decrease) in Net Assets Resulting from Operations							17,148	19,512

Dividends and Distributions to Shareholders
From net investment income							(1,076)	(1,162)
			Total Dividends and Distributions				(1,076)	(1,162)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(4,183)	(10,820)
		Total increase (decrease) in net assets					11,889	7,530

Net Assets
Beginning of period							93,733	86,203
End of period (including undistributed net investment income as set forth below)						$ 105,622		$ 93,733
Undistributed (overdistributed) net investment income (loss)						$ 141		$ 647

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 2,320 $	108	$ 41 $	122 $	500 $	139 $	715
Reinvested	924	4	4	14	21	17	92
Redeemed	(6,280)	(32)	(213)	(308)	(681)	(388)	(1,302)
Net Increase (Decrease)	$ (3,036) $	80	$ (168) $	(172) $	(160) $	(232) $	(495)
Shares:
Sold	189	9	3	10	41	11	57
Reinvested	78	1	1	1	2	2	8
Redeemed	(515)	(3)	(18)	(25)	(56)	(32)	(103)
Net Increase (Decrease)	(248)	7	(14)	(14)	(13)	(19)	(38)
Year Ended October 31, 2010
Dollars:
Sold	$ 3,913 $	61	$ 180 $	305 $	620 $	273 $	1,864
Reinvested	1,009	2	6	20	18	17	89
Redeemed	(11,091)	(27)	(194)	(477)	(415)	(657)	(6,336)
Net Increase (Decrease)	$ (6,169) $	36	$ (8) $	(152) $	223 $	(367) $	(4,383)
Shares:
Sold	370	6	17	29	58	26	177
Reinvested	101	–	1	2	2	2	9
Redeemed	(1,065)	(3)	(19)	(46)	(40)	(66)	(630)
Net Increase (Decrease)	(594)	3	(1)	(15)	20	(38)	(444)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (924) $	(4) $	(4) $	(14) $	(21) $	(17) $	(92)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(924) $	(4) $	(4) $	(14) $	(21) $	(17) $	(92)
Year Ended October 31, 2010
From net investment
income	$ (1,010) $	(2) $	(6) $	(20) $	(18) $	(17) $	(89)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,010) $	(2) $	(6) $	(20) $	(18) $	(17) $	(89)

See accompanying notes.

68

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ –		$ –
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions							–		3,636
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							–		–
Net Increase (Decrease) in Net Assets Resulting from Operations							–		3,636

Capital Share Transactions
Net increase (decrease) in capital share transactions							(57,214)	(1,029,617)
		Total increase (decrease) in net assets					(57,214)	(1,025,981)

Net Assets
Beginning of period							1,324,081		2,350,062
End of period (including undistributed net investment income as set forth below)						$ 1,266,867		$ 1,324,081
Undistributed (overdistributed) net investment income (loss)						$ –		$ –

	Class A	Class B	Class C	Class J	Class S(a) Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 293,416	$ 3,786 $	8,037 $	59,769	N/A	$ 83,645	$ 1,178 $	2,541	$ 11,539 $	6,053 $	30,280
Redeemed	(299,152)	(13,876)	(10,411)	(92,155)	N/A	(67,940)	(1,898)	(5,623)	(20,507)	(6,221)	(39,675)
Net Increase (Decrease)	$ (5,736) $	(10,090) $	(2,374) $	(32,386)	N/A	$ 15,705	$ (720) $	(3,082) $	(8,968) $	(168) $	(9,395)
Shares:
Sold	293,416	3,786	8,037	59,769	N/A	83,645	1,178	2,541	11,539	6,053	30,280
Redeemed	(299,152)	(13,876)	(10,411)	(92,155)	N/A	(67,940)	(1,898)	(5,623)	(20,507)	(6,221)	(39,675)
Net Increase (Decrease)	(5,736)	(10,090)	(2,374)	(32,386)	N/A	15,705	(720)	(3,082)	(8,968)	(168)	(9,395)
Year Ended October 31, 2010
Dollars:
Sold	$ 469,628	$ 12,489 $	14,391 $ 135,851		$ 6,506	$ 132,522	$ 2,839 $	8,696	$ 20,776 $	13,086 $	56,656
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(603,810)	(43,213)	(25,057)	(188,959)	(767,986)	(272,273)	(3,087)	(12,364)	(34,051)	(16,516)	(70,650)
Net Increase (Decrease)	$ (132,655) $	(30,724) $	(10,140) $	(36,814) $ (761,480) $		(30,241) $	(238) $	1,655	$ (12,214) $	(3,422) $ (13,344)
Shares:
Sold	469,628	12,489	14,391	135,851	6,506	132,522	2,839	8,696	20,776	13,086	56,656
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(603,810)	(43,213)	(25,057)	(188,959)	(767,986)	(272,273)	(3,087)	(12,364)	(34,051)	(16,516)	(70,650)
Net Increase (Decrease)	(132,655)	(30,724)	(10,140)	(36,814)	(761,480)	(30,241)	(238)	1,655	(12,214)	(3,422)	(13,344)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ – $	– $	–	N/A	$ –	$ – $	–	$ – $	– $	–
From net realized gain on
investments	–	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	–	N/A	$ –	$ – $	–	$ – $	– $	–
Year Ended October 31, 2010
From net investment
income	$ –	$ – $	– $	–	$ –	$ –	$ – $	–	$ – $	– $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	–	$ –	$ –	$ – $	–	$ – $	– $	–

(a) Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

69

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal Capital Appreciation Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 5,780		$ 14,924
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							16,772		40,887
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							188,491		84,759
Net Increase (Decrease) in Net Assets Resulting from Operations							211,043		140,570

Dividends and Distributions to Shareholders
From net investment income							(17,064)		(5,788)
From net realized gain on investments							(37,979)		(6,037)
			Total Dividends and Distributions				(55,043)		(11,825)

Capital Share Transactions
Net increase (decrease) in capital share transactions							271,359		75,455
Redemption fees - Class A							–		1
		Total increase (decrease) in net assets					427,359		204,201

Net Assets
Beginning of period							1,086,093		881,892
End of period (including undistributed net investment income as set forth below)						$ 1,513,452		$ 1,086,093
Undistributed (overdistributed) net investment income (loss)						$ 3,082		$ 14,366

	Class A Class B		Class C Class P Institutional R-1				R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 29,916 $	610 $	3,107	$ 97	$ 280,889	$ 308	$ 874	$ 2,330	$ 1,590	$ 1,485
Reinvested	15,325	1,987	727	–	34,698	10	4	50	155	509
Redeemed	(48,514)	(10,560)	(3,123)	–	(38,840)	(14)	(81)	(192)	(236)	(1,752)
Net Increase (Decrease)	$ (3,273) $	(7,963) $	711	$ 97	$ 276,747	$ 304	$ 797	$ 2,188	$ 1,509	$ 242
Shares:
Sold	757	18	92	3	7,208	7	22	57	41	38
Reinvested	400	62	22	–	895	–	–	2	4	13
Redeemed	(1,232)	(314)	(93)	–	(965)	–	(2)	(5)	(6)	(44)
Net Increase (Decrease)	(75)	(234)	21	3	7,138	7	20	54	39	7
Year Ended October 31, 2010
Dollars:
Sold	$ 73,922 $	2,088 $	5,942	$ 10	$ 148,548	$ 230	$ 76	$ 1,070	$ 2,715	$ 11,315
Reinvested	4,116	566	115	–	6,549	–	–	–	–	–
Redeemed	(96,011)	(30,115)	(4,221)	–	(51,147)	–	–	(10)	(3)	(300)
Net Increase (Decrease)	$ (17,973) $ (27,461) $		1,836	$ 10	$ 103,950	$ 230	$ 76	$ 1,060	$ 2,712	$ 11,015
Shares:
Sold	2,102	69	199	–	4,189	7	2	29	75	314
Reinvested	120	20	4	–	188	–	–	–	–	–
Redeemed	(2,746)	(1,000)	(140)	–	(1,455)	–	–	–	–	(8)
Net Increase (Decrease)	(524)	(911)	63	–	2,922	7	2	29	75	306

Distributions:
Period Ended April 30, 2011
From net investment income $	(4,465) $	(72) $	(102) $	–	$ (12,181) $	(3) $	(1) $	(18) $	(52) $	(170)
From net realized gain on
investments	(12,121)	(2,145)	(681)	–	(22,548)	(7)	(3)	(32)	(103)	(339)
Total Dividends and Distributions $ (16,586) $		(2,217) $	(783) $	–	$ (34,729) $	(10) $	(4) $	(50) $	(155) $	(509)
Year Ended October 31, 2010
From net investment income $	(1,961) $	– $	–	$ –	$ (3,827) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,559)	(627)	(127)	–	(2,724)	–	–	–	–	–
Total Dividends and Distributions $	(4,520) $	(627) $	(127) $	–	$ (6,551) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

70

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2010 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 32,190		$ 45,787
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							1,109	(102,913)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						130,409		316,749
Net Increase (Decrease) in Net Assets Resulting from Operations						163,708		259,623

Dividends and Distributions to Shareholders
From net investment income						(42,837)		(50,866)
			Total Dividends and Distributions			(42,837)		(50,866)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(57,339)		(85,866)
Redemption fees - Class J							–	1
		Total increase (decrease) in net assets					63,532	122,892

Net Assets
Beginning of period						1,764,321		1,641,429
End of period (including undistributed net investment income as set forth below)						$ 1,827,853		$ 1,764,321
Undistributed (overdistributed) net investment income (loss)						$ 6,019		$ 16,666

	Class A Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 2,538 $	18,677 $	46,643 $	2,193 $	2,968 $	8,687 $	5,733 $	11,208
Reinvested	813	4,486	29,298	395	763	1,908	1,808	3,356
Redeemed	(4,947)	(21,805)	(97,227)	(3,030)	(9,100)	(12,766)	(11,486)	(38,452)
Net Increase (Decrease)	$ (1,596) $	1,358 $	(21,286) $	(442) $	(5,369) $	(2,171) $	(3,945) $ (23,888)
Shares:
Sold	221	1,638	4,091	196	264	767	506	985
Reinvested	72	402	2,623	35	69	172	163	301
Redeemed	(430)	(1,918)	(8,525)	(272)	(806)	(1,132)	(1,004)	(3,395)
Net Increase (Decrease)	(137)	122	(1,811)	(41)	(473)	(193)	(335)	(2,109)
Year Ended October 31, 2010
Dollars:
Sold	$ 9,024 $	26,875 $	87,235 $	4,361 $	8,429 $	21,487 $	16,821 $	21,198
Reinvested	934	5,405	33,177	563	999	2,653	2,073	5,050
Redeemed	(8,176)	(40,491)	(148,158)	(5,842)	(13,144)	(32,621)	(17,907)	(65,811)
Net Increase (Decrease)	$ 1,782 $	(8,211) $	(27,746) $	(918) $	(3,716) $	(8,481) $	987 $ (39,563)
Shares:
Sold	864	2,604	8,426	426	813	2,108	1,637	2,056
Reinvested	92	538	3,298	56	100	266	207	503
Redeemed	(785)	(3,919)	(14,382)	(563)	(1,280)	(3,172)	(1,757)	(6,420)
Net Increase (Decrease)	171	(777)	(2,658)	(81)	(367)	(798)	87	(3,861)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (819) $	(4,490) $	(29,298) $	(395) $	(763) $	(1,908) $	(1,808) $	(3,356)
From net realized gain on
investments	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (819) $	(4,490) $	(29,298) $	(395) $	(763) $	(1,908) $	(1,808) $	(3,356)
Year Ended October 31, 2010
From net investment
income	$ (946) $	(5,405) $	(33,177) $	(563) $	(999) $	(2,653) $	(2,073) $	(5,050)
From net realized gain on
investments	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (946) $	(5,405) $	(33,177) $	(563) $	(999) $	(2,653) $	(2,073) $	(5,050)

See accompanying notes.

71

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2015 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 9,673		$ 8,808
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							2,620	10,684
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							46,706	45,406
Net Increase (Decrease) in Net Assets Resulting from Operations							58,999	64,898

Dividends and Distributions to Shareholders
From net investment income							(11,235)	(7,722)
From net realized gain on investments							(10,455)	–
			Total Dividends and Distributions				(21,690)	(7,722)

Capital Share Transactions
Net increase (decrease) in capital share transactions							92,900	130,396
		Total increase (decrease) in net assets					130,209	187,572

Net Assets
Beginning of period							502,084	314,512
End of period (including undistributed net investment income as set forth below)						$ 632,293		$ 502,084
Undistributed (overdistributed) net investment income (loss)						$ 1,473		$ 3,035

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 72,831	$ 2,463 $	3,960	$ 14,957	$ 9,089	$ 8,053
Reinvested	15,972	510	447	1,502	1,810	1,449
Redeemed	(15,105)	(2,116)	(1,963)	(6,510)	(5,009)	(9,440)
Net Increase (Decrease)	$ 73,698	$ 857 $	2,444	$ 9,949	$ 5,890	$ 62
Shares:
Sold	7,404	256	408	1,538	935	822
Reinvested	1,653	54	47	157	189	151
Redeemed	(1,530)	(217)	(204)	(669)	(507)	(950)
Net Increase (Decrease)	7,527	93	251	1,026	617	23
Year Ended October 31, 2010
Dollars:
Sold	$ 120,283	$ 5,283 $	4,994	$ 16,810	$ 11,984	$ 11,257
Reinvested	5,723	174	166	471	622	566
Redeemed	(30,292)	(1,952)	(2,061)	(4,912)	(3,244)	(5,476)
Net Increase (Decrease)	$ 95,714	$ 3,505 $	3,099	$ 12,369	$ 9,362	$ 6,347
Shares:
Sold	13,487	595	566	1,895	1,349	1,258
Reinvested	653	20	19	54	71	65
Redeemed	(3,382)	(218)	(234)	(548)	(362)	(611)
Net Increase (Decrease)	10,758	397	351	1,401	1,058	712

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (8,470) $	(219) $	(199) $	(731) $	(890) $	(726)
From net realized gain on
investments	(7,502)	(291)	(248)	(771)	(920)	(723)
Total Dividends and
Distributions	$ (15,972) $	(510) $	(447) $	(1,502) $	(1,810) $	(1,449)
Year Ended October 31, 2010
From net investment
income	$ (5,723) $	(174) $	(166) $	(471) $	(622) $	(566)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (5,723) $	(174) $	(166) $	(471) $	(622) $	(566)

See accompanying notes.

72

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2020 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 85,605		$ 100,044
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							23,185		(179,348)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							453,171		778,204
Net Increase (Decrease) in Net Assets Resulting from Operations							561,961		698,900

Dividends and Distributions to Shareholders
From net investment income							(103,087)		(111,134)
			Total Dividends and Distributions				(103,087)		(111,134)

Capital Share Transactions
Net increase (decrease) in capital share transactions							87,281		135,779
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets					546,155		723,546

Net Assets
Beginning of period							4,774,193		4,050,647
End of period (including undistributed net investment income as set forth below)						$ 5,320,348		$ 4,774,193
Undistributed (overdistributed) net investment income (loss)						$ 8,361		$ 25,843

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 8,016	$ 155 $	52,070	$ 181,490	$ 4,887	$ 6,461	$ 25,328	$ 20,331	$ 37,023
Reinvested	1,581	92	10,470	72,512	841	1,581	3,967	4,282	7,742
Redeemed	(7,379)	(811)	(45,745)	(157,510)	(5,260)	(20,029)	(23,547)	(20,743)	(70,524)
Net Increase (Decrease)	$ 2,218	$ (564) $	16,795	$ 96,492	$ 468	$ (11,987) $	5,748	$ 3,870	$ (25,759)
Shares:
Sold	669	13	4,382	15,234	415	550	2,133	1,718	3,127
Reinvested	135	8	900	6,219	72	137	342	369	666
Redeemed	(618)	(68)	(3,847)	(13,286)	(447)	(1,708)	(2,017)	(1,733)	(5,932)
Net Increase (Decrease)	186	(47)	1,435	8,167	40	(1,021)	458	354	(2,139)
Year Ended October 31, 2010
Dollars:
Sold	$ 16,005	$ 770 $	85,721	$ 295,219	$ 10,477	$ 19,206	$ 37,475	$ 50,743	$ 52,173
Reinvested	1,707	148	11,629	75,053	1,138	2,108	5,205	4,437	9,690
Redeemed	(12,317)	(1,494)	(77,781)	(237,667)	(11,062)	(20,755)	(50,548)	(31,657)	(99,844)
Net Increase (Decrease)	$ 5,395	$ (576) $	19,569	$ 132,605	$ 553	$ 559	$ (7,868) $	23,523	$ (37,981)
Shares:
Sold	1,497	73	8,089	27,780	993	1,804	3,541	4,799	4,920
Reinvested	164	14	1,123	7,231	110	204	504	430	936
Redeemed	(1,155)	(140)	(7,338)	(22,564)	(1,028)	(1,981)	(4,808)	(2,998)	(9,480)
Net Increase (Decrease)	506	(53)	1,874	12,447	75	27	(763)	2,231	(3,624)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (1,590) $	(93) $	(10,479) $	(72,512) $	(841) $	(1,581) $	(3,967) $	(4,282) $	(7,742)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,590) $	(93) $	(10,479) $	(72,512) $	(841) $	(1,581) $	(3,967) $	(4,282) $	(7,742)
Year Ended October 31, 2010
From net investment
income	$ (1,722) $	(152) $ (11,629) $		(75,053) $	(1,138) $	(2,108) $	(5,205) $	(4,437) $	(9,690)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,722) $	(152) $ (11,629) $		(75,053) $	(1,138) $	(2,108) $	(5,205) $	(4,437) $	(9,690)

See accompanying notes.

73

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2025 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 9,765		$ 8,253
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							2,793	9,063
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							63,631	54,839
Net Increase (Decrease) in Net Assets Resulting from Operations							76,189	72,155

Dividends and Distributions to Shareholders
From net investment income							(11,093)	(7,567)
From net realized gain on investments							(8,759)	–
			Total Dividends and Distributions				(19,852)	(7,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions							103,566	171,556
		Total increase (decrease) in net assets					159,903	236,144

Net Assets
Beginning of period							563,692	327,548
End of period (including undistributed net investment income as set forth below)						$ 723,595		$ 563,692
Undistributed (overdistributed) net investment income (loss)						$ 732		$ 2,060

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 82,589	$ 1,602 $	4,279	$ 14,063	$ 7,376	$ 9,300
Reinvested	14,475	414	362	1,515	1,411	1,675
Redeemed	(14,268)	(2,034)	(1,532)	(5,935)	(4,276)	(7,450)
Net Increase (Decrease)	$ 82,796	$ (18) $	3,109	$ 9,643	$ 4,511	$ 3,525
Shares:
Sold	8,477	166	445	1,458	763	959
Reinvested	1,517	44	39	161	149	176
Redeemed	(1,475)	(209)	(162)	(612)	(436)	(753)
Net Increase (Decrease)	8,519	1	322	1,007	476	382
Year Ended October 31, 2010
Dollars:
Sold	$ 139,824	$ 5,580 $	6,257	$ 20,533	$ 16,420	$ 15,834
Reinvested	5,544	165	138	508	496	716
Redeemed	(23,745)	(1,467)	(2,893)	(2,774)	(3,005)	(6,575)
Net Increase (Decrease)	$ 121,623	$ 4,278 $	3,502	$ 18,267	$ 13,911	$ 9,975
Shares:
Sold	16,108	644	727	2,364	1,897	1,809
Reinvested	647	19	16	60	58	84
Redeemed	(2,708)	(168)	(336)	(322)	(348)	(758)
Net Increase (Decrease)	14,047	495	407	2,102	1,607	1,135

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (8,291) $	(188) $	(174) $	(784) $	(746) $	(910)
From net realized gain on
investments	(6,184)	(226)	(188)	(731)	(665)	(765)
Total Dividends and
Distributions	$ (14,475) $	(414) $	(362) $	(1,515) $	(1,411) $	(1,675)
Year Ended October 31, 2010
From net investment
income	$ (5,544) $	(165) $	(138) $	(508) $	(496) $	(716)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (5,544) $	(165) $	(138) $	(508) $	(496) $	(716)

See accompanying notes.

74

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2030 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 69,138		$ 82,012
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							20,636		(153,988)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							478,775		720,040
Net Increase (Decrease) in Net Assets Resulting from Operations							568,549		648,064

Dividends and Distributions to Shareholders
From net investment income							(79,981)		(87,744)
			Total Dividends and Distributions				(79,981)		(87,744)

Capital Share Transactions
Net increase (decrease) in capital share transactions							80,052		140,599
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets					568,620		700,920

Net Assets
Beginning of period							4,294,843		3,593,923
End of period (including undistributed net investment income as set forth below)						$ 4,863,463		$ 4,294,843
Undistributed (overdistributed) net investment income (loss)						$ 3,666		$ 14,509

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 9,293	$ 182 $	55,763	$ 184,156	$ 4,380	$ 5,540	$ 22,251	$ 16,107	$ 38,625
Reinvested	1,050	70	8,230	56,512	589	1,181	3,087	3,127	6,125
Redeemed	(4,808)	(742)	(34,881)	(155,285)	(2,752)	(18,703)	(24,243)	(20,233)	(74,569)
Net Increase (Decrease)	$ 5,535	$ (490) $	29,112	$ 85,383	$ 2,217	$ (11,982) $	1,095	$ (999) $ (29,819)
Shares:
Sold	784	16	4,720	15,584	373	471	1,881	1,335	3,280
Reinvested	90	6	712	4,884	51	103	267	264	529
Redeemed	(405)	(62)	(2,954)	(13,180)	(235)	(1,596)	(2,096)	(1,660)	(6,271)
Net Increase (Decrease)	469	(40)	2,478	7,288	189	(1,022)	52	(61)	(2,462)
Year Ended October 31, 2010
Dollars:
Sold	$ 14,200	$ 356 $	92,858	$ 264,209	$ 10,782	$ 17,126	$ 38,121	$ 45,598	$ 52,272
Reinvested	1,109	113	8,970	59,784	801	1,700	4,211	3,458	7,579
Redeemed	(10,100)	(991)	(61,977)	(218,912)	(9,535)	(20,099)	(43,096)	(33,769)	(84,169)
Net Increase (Decrease)	$ 5,209	$ (522) $	39,851	$ 105,081	$ 2,048	$ (1,273) $	(764) $	15,287	$ (24,318)
Shares:
Sold	1,357	34	8,917	25,371	1,044	1,635	3,657	4,284	5,005
Reinvested	108	11	879	5,856	79	167	413	331	742
Redeemed	(969)	(94)	(5,973)	(21,169)	(897)	(1,948)	(4,125)	(3,136)	(8,146)
Net Increase (Decrease)	496	(49)	3,823	10,058	226	(146)	(55)	1,479	(2,399)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (1,059) $	(70) $	(8,231) $	(56,512) $	(589) $	(1,181) $	(3,087) $	(3,127) $	(6,125)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,059) $	(70) $	(8,231) $	(56,512) $	(589) $	(1,181) $	(3,087) $	(3,127) $	(6,125)
Year Ended October 31, 2010
From net investment
income	$ (1,125) $	(114) $	(8,972) $	(59,784) $	(801) $	(1,700) $	(4,211) $	(3,458) $	(7,579)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,125) $	(114) $	(8,972) $	(59,784) $	(801) $	(1,700) $	(4,211) $	(3,458) $	(7,579)

See accompanying notes.

75

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2035 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 5,570		$ 4,554
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							1,721	6,189
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							46,022	35,595
Net Increase (Decrease) in Net Assets Resulting from Operations							53,313	46,338

Dividends and Distributions to Shareholders
From net investment income							(6,100)	(4,247)
From net realized gain on investments							(6,088)	–
			Total Dividends and Distributions				(12,188)	(4,247)

Capital Share Transactions
Net increase (decrease) in capital share transactions							71,580	109,778
		Total increase (decrease) in net assets					112,705	151,869

Net Assets
Beginning of period							356,982	205,113
End of period (including undistributed net investment income as set forth below)						$ 469,687		$ 356,982
Undistributed (overdistributed) net investment income (loss)						$ 192		$ 722

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 56,527	$ 1,665 $	2,420 $	8,559 $	5,548 $	7,006
Reinvested	8,767	308	179	1,066	957	911
Redeemed	(8,371)	(1,441)	(1,068)	(3,274)	(3,721)	(4,458)
Net Increase (Decrease)	$ 56,923	$ 532 $	1,531 $	6,351 $	2,784 $	3,459
Shares:
Sold	5,824	174	254	893	576	726
Reinvested	926	33	19	113	101	97
Redeemed	(869)	(150)	(114)	(340)	(383)	(453)
Net Increase (Decrease)	5,881	57	159	666	294	370
Year Ended October 31, 2010
Dollars:
Sold	$ 93,066	$ 4,319 $	3,558 $	12,708 $	12,283 $	7,998
Reinvested	3,090	104	65	354	286	348
Redeemed	(20,325)	(833)	(1,427)	(1,365)	(1,480)	(2,971)
Net Increase (Decrease)	$ 75,831	$ 3,590 $	2,196 $	11,697 $	11,089 $	5,375
Shares:
Sold	10,885	505	421	1,483	1,444	928
Reinvested	365	12	8	42	34	41
Redeemed	(2,331)	(96)	(171)	(158)	(171)	(347)
Net Increase (Decrease)	8,919	421	258	1,367	1,307	622

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (4,546) $	(116) $	(73) $	(475) $	(449) $	(441)
From net realized gain on
investments	(4,221)	(192)	(106)	(591)	(508)	(470)
Total Dividends and
Distributions	$ (8,767) $	(308) $	(179) $	(1,066) $	(957) $	(911)
Year Ended October 31, 2010
From net investment
income	$ (3,090) $	(104) $	(65) $	(354) $	(286) $	(348)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$ (3,090) $	(104) $	(65) $	(354) $	(286) $	(348)

See accompanying notes.

76

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2040 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 36,982		$ 42,402
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							12,387		(79,478)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							312,395		413,514
Net Increase (Decrease) in Net Assets Resulting from Operations							361,764		376,438

Dividends and Distributions to Shareholders
From net investment income							(40,625)		(43,949)
			Total Dividends and Distributions				(40,625)		(43,949)

Capital Share Transactions
Net increase (decrease) in capital share transactions							50,866		150,652
		Total increase (decrease) in net assets					372,005		483,141

Net Assets
Beginning of period							2,521,267		2,038,126
End of period (including undistributed net investment income as set forth below)						$ 2,893,272		$ 2,521,267
Undistributed (overdistributed) net investment income (loss)						$ 609		$ 4,252

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,005 $	104 $	33,126	$ 137,304	$ 3,805	$ 4,093	$ 13,376	$ 17,055	$ 24,554
Reinvested	554	34	3,216	29,928	311	527	1,441	1,462	3,149
Redeemed	(2,811)	(273)	(17,786)	(113,598)	(1,458)	(10,054)	(12,709)	(9,514)	(60,975)
Net Increase (Decrease)	$ 3,748 $	(135) $	18,556	$ 53,634	$ 2,658	$ (5,434) $	2,108	$ 9,003	$ (33,272)
Shares:
Sold	506	9	2,761	11,400	319	343	1,117	1,444	2,061
Reinvested	47	3	274	2,543	27	45	123	125	268
Redeemed	(237)	(24)	(1,486)	(9,509)	(123)	(849)	(1,098)	(791)	(5,041)
Net Increase (Decrease)	316	(12)	1,549	4,434	223	(461)	142	778	(2,712)
Year Ended October 31, 2010
Dollars:
Sold	$ 8,082 $	315 $	52,925	$ 196,802	$ 7,216	$ 12,410	$ 25,031	$ 28,368	$ 45,475
Reinvested	602	69	3,427	31,433	428	788	1,944	1,733	3,523
Redeemed	(5,289)	(1,030)	(28,078)	(126,643)	(5,177)	(11,397)	(22,729)	(29,237)	(40,339)
Net Increase (Decrease)	$ 3,395 $	(646) $	28,274	$ 101,592	$ 2,467	$ 1,801	$ 4,246	$ 864	$ 8,659
Shares:
Sold	778	31	5,057	18,758	695	1,183	2,402	2,725	4,331
Reinvested	59	7	333	3,043	42	77	189	169	342
Redeemed	(510)	(100)	(2,687)	(12,171)	(489)	(1,105)	(2,165)	(2,754)	(3,914)
Net Increase (Decrease)	327	(62)	2,703	9,630	248	155	426	140	759

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (556) $	(34) $	(3,217) $	(29,928) $	(311) $	(527) $	(1,441) $	(1,462) $	(3,149)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (556) $	(34) $	(3,217) $	(29,928) $	(311) $	(527) $	(1,441) $	(1,462) $	(3,149)
Year Ended October 31, 2010
From net investment
income	$ (603) $	(70) $	(3,427) $	(31,433) $	(428) $	(788) $	(1,944) $	(1,733) $	(3,523)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (603) $	(70) $	(3,427) $	(31,433) $	(428) $	(788) $	(1,944) $	(1,733) $	(3,523)

See accompanying notes.

77

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2045 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 2,311		$ 1,663
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							826	2,864
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							22,373	15,130
Net Increase (Decrease) in Net Assets Resulting from Operations							25,510	19,657

Dividends and Distributions to Shareholders
From net investment income							(2,410)	(1,616)
From net realized gain on investments							(2,834)	–
			Total Dividends and Distributions				(5,244)	(1,616)

Capital Share Transactions
Net increase (decrease) in capital share transactions							41,123	57,725
		Total increase (decrease) in net assets					61,389	75,766

Net Assets
Beginning of period							157,385	81,619
End of period (including undistributed net investment income as set forth below)						$ 218,774		$ 157,385
Undistributed (overdistributed) net investment income (loss)						$ (15)		$ 84

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 30,213	$ 1,154 $	1,280 $	5,425 $	2,749 $	3,777
Reinvested	3,615	161	81	611	395	381
Redeemed	(4,085)	(443)	(367)	(1,173)	(1,424)	(1,227)
Net Increase (Decrease)	$ 29,743	$ 872 $	994 $	4,863 $	1,720 $	2,931
Shares:
Sold	3,118	122	134	572	288	395
Reinvested	383	18	9	66	42	41
Redeemed	(424)	(47)	(39)	(124)	(148)	(125)
Net Increase (Decrease)	3,077	93	104	514	182	311
Year Ended October 31, 2010
Dollars:
Sold	$ 45,938	$ 2,918 $	1,671 $	7,336 $	5,948 $	4,740
Reinvested	1,110	44	23	207	104	128
Redeemed	(8,051)	(413)	(365)	(1,387)	(575)	(1,651)
Net Increase (Decrease)	$ 38,997	$ 2,549 $	1,329 $	6,156 $	5,477 $	3,217
Shares:
Sold	5,405	345	201	866	709	560
Reinvested	132	5	3	25	12	15
Redeemed	(935)	(49)	(45)	(165)	(68)	(200)
Net Increase (Decrease)	4,602	301	159	726	653	375

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (1,738) $	(56) $	(30) $	(245) $	(170) $	(171)
From net realized gain on
investments	(1,877)	(105)	(51)	(366)	(225)	(210)
Total Dividends and Distributions $	(3,615) $	(161) $	(81) $	(611) $	(395) $	(381)
Year Ended October 31, 2010
From net investment
income	$ (1,110) $	(44) $	(23) $	(207) $	(104) $	(128)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(1,110) $	(44) $	(23) $	(207) $	(104) $	(128)

See accompanying notes.

78

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2050 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 14,685		$ 16,250
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							5,462	(31,031)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						139,267		173,530
Net Increase (Decrease) in Net Assets Resulting from Operations						159,414		158,749

Dividends and Distributions to Shareholders
From net investment income						(15,688)		(16,581)
			Total Dividends and Distributions			(15,688)		(16,581)

Capital Share Transactions
Net increase (decrease) in capital share transactions							18,241		72,826
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets				161,967		214,995

Net Assets
Beginning of period						1,059,053		844,058
End of period (including undistributed net investment income as set forth below)						$ 1,221,020		$ 1,059,053
Undistributed (overdistributed) net investment income (loss)						$ (76)		$ 927

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 3,674 $	14 $	11,406 $	77,340	$ 2,312 $	2,220 $	7,847 $	5,211 $	13,076
Reinvested	296	7	604	12,498	114	198	449	488	1,031
Redeemed	(2,176)	(136)	(5,361)	(85,488)	(587)	(4,204)	(3,988)	(2,844)	(15,760)
Net Increase (Decrease)	$ 1,794 $	(115) $	6,649 $	4,350	$ 1,839 $	(1,786) $	4,308 $	2,855 $	(1,653)
Shares:
Sold	316	1	1,007	6,682	202	193	684	453	1,143
Reinvested	26	1	54	1,107	10	18	40	43	92
Redeemed	(188)	(12)	(472)	(7,414)	(51)	(372)	(356)	(247)	(1,351)
Net Increase (Decrease)	154	(10)	589	375	161	(161)	368	249	(116)
Year Ended October 31, 2010
Dollars:
Sold	$ 5,027 $	101 $	16,387 $	97,209	$ 3,686 $	5,314 $	10,727 $	11,370 $	20,040
Reinvested	325	19	588	12,915	141	295	594	602	1,099
Redeemed	(3,421)	(362)	(7,142)	(57,302)	(2,045)	(4,769)	(9,474)	(11,491)	(17,607)
Net Increase (Decrease)	$ 1,931 $	(242) $	9,833 $	52,822	$ 1,782 $	840 $	1,847 $	481 $	3,532
Shares:
Sold	500	10	1,660	9,677	371	531	1,078	1,144	1,996
Reinvested	33	2	60	1,307	14	30	61	61	112
Redeemed	(340)	(36)	(723)	(5,759)	(203)	(484)	(949)	(1,133)	(1,793)
Net Increase (Decrease)	193	(24)	997	5,225	182	77	190	72	315

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (298) $	(7) $	(605) $	(12,498) $	(114) $	(198) $	(449) $	(488) $	(1,031)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(298) $	(7) $	(605) $	(12,498) $	(114) $	(198) $	(449) $	(488) $	(1,031)
Year Ended October 31, 2010
From net investment
income	$ (326) $	(19) $	(590) $	(12,915) $	(141) $	(295) $	(594) $	(602) $	(1,099)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(326) $	(19) $	(590) $	(12,915) $	(141) $	(295) $	(594) $	(602) $	(1,099)

See accompanying notes.

79

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2055 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 326		$ 219
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							119	357
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							3,400	1,926
Net Increase (Decrease) in Net Assets Resulting from Operations							3,845	2,502

Dividends and Distributions to Shareholders
From net investment income							(337)	(219)
From net realized gain on investments							(336)	–
			Total Dividends and Distributions				(673)	(219)

Capital Share Transactions
Net increase (decrease) in capital share transactions							8,258	9,212
		Total increase (decrease) in net assets					11,430	11,495

Net Assets
Beginning of period							22,571	11,076
End of period (including undistributed net investment income as set forth below)						$ 34,001		$ 22,571
Undistributed (overdistributed) net investment income (loss)						$ (4)		$ 7

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 9,267	$ 220 $	150 $	680 $	640 $	564
Reinvested	535	12	9	34	42	41
Redeemed	(2,847)	(62)	(82)	(314)	(280)	(351)
Net Increase (Decrease)	$ 6,955	$ 170 $	77 $	400 $	402 $	254
Shares:
Sold	952	23	16	71	67	59
Reinvested	56	1	1	4	4	4
Redeemed	(293)	(6)	(9)	(33)	(29)	(36)
Net Increase (Decrease)	715	18	8	42	42	27
Year Ended October 31, 2010
Dollars:
Sold	$ 11,610	$ 341 $	332 $	863 $	1,091 $	756
Reinvested	163	6	1	16	16	17
Redeemed	(4,094)	(263)	(36)	(600)	(557)	(450)
Net Increase (Decrease)	$ 7,679	$ 84 $	297 $	279 $	550 $	323
Shares:
Sold	1,350	41	39	103	130	89
Reinvested	19	1	–	2	2	2
Redeemed	(491)	(32)	(4)	(72)	(67)	(54)
Net Increase (Decrease)	878	10	35	33	65	37

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (276) $	(4) $	(4) $	(14) $	(20) $	(19)
From net realized gain on
investments	(259)	(8)	(5)	(20)	(22)	(22)
Total Dividends and Distributions $	(535) $	(12) $	(9) $	(34) $	(42) $	(41)
Year Ended October 31, 2010
From net investment
income	$ (163) $	(6) $	(1) $	(16) $	(16) $	(17)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(163) $	(6) $	(1) $	(16) $	(16) $	(17)

See accompanying notes.

80

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

							Principal LifeTime
Amounts in thousands						Strategic Income Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 14,448		$ 19,988
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							2,888		(31,672)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							15,442		91,166
Net Increase (Decrease) in Net Assets Resulting from Operations							32,778		79,482

Dividends and Distributions to Shareholders
From net investment income						(19,583)			(20,361)
			Total Dividends and Distributions			(19,583)			(20,361)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(6,122)		54,704
		Total increase (decrease) in net assets					7,073		113,825

Net Assets
Beginning of period						672,818			558,993
End of period (including undistributed net investment income as set forth below)						$ 679,891		$ 672,818
Undistributed (overdistributed) net investment income (loss)						$ 4,262		$ 9,397

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 1,565	$ 36 $	6,109	$ 40,359	$ 2,535	$ 3,662 $	6,345	$ 3,612	$ 6,922
Reinvested	718	17	1,665	13,796	274	287	887	755	1,173
Redeemed	(2,643)	(108)	(6,571)	(62,133)	(1,190)	(8,529)	(3,829)	(3,561)	(8,275)
Net Increase (Decrease)	$ (360) $	(55) $	1,203	$ (7,978) $	1,619	$ (4,580) $	3,403	$ 806	$ (180)
Shares:
Sold	144	3	567	3,751	235	341	592	338	639
Reinvested	67	2	158	1,303	26	27	84	72	111
Redeemed	(243)	(10)	(612)	(5,755)	(111)	(792)	(357)	(331)	(771)
Net Increase (Decrease)	(32)	(5)	113	(701)	150	(424)	319	79	(21)
Year Ended October 31, 2010
Dollars:
Sold	$ 5,173	$ 193 $	7,515	$ 121,840	$ 6,591	$ 8,944 $	28,131	$ 11,205	$ 14,324
Reinvested	746	24	1,834	13,752	324	571	898	830	1,364
Redeemed	(3,549)	(181)	(8,827)	(81,470)	(5,081)	(14,047)	(26,693)	(10,238)	(19,469)
Net Increase (Decrease)	$ 2,370	$ 36 $	522	$ 54,122	$ 1,834	$ (4,532) $	2,336	$ 1,797	$ (3,781)
Shares:
Sold	503	19	738	11,979	657	890	2,786	1,118	1,381
Reinvested	75	3	187	1,399	33	58	92	85	139
Redeemed	(345)	(18)	(871)	(8,048)	(501)	(1,402)	(2,640)	(1,005)	(1,913)
Net Increase (Decrease)	233	4	54	5,330	189	(454)	238	198	(393)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (724) $	(17) $	(1,670) $	(13,796) $	(274) $	(287) $	(887) $	(755) $	(1,173)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(724) $	(17) $	(1,670) $	(13,796) $	(274) $	(287) $	(887) $	(755) $	(1,173)
Year Ended October 31, 2010
From net investment
income	$ (756) $	(24) $	(1,842) $	(13,752) $	(324) $	(571) $	(898) $	(830) $	(1,364)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(756) $	(24) $	(1,842) $	(13,752) $	(324) $	(571) $	(898) $	(830) $	(1,364)

See accompanying notes.

81

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Real Estate Securities Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 3,083		$ 33,716
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							99,493	144,619
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies						138,930		367,079
Net Increase (Decrease) in Net Assets Resulting from Operations						241,506		545,414

Dividends and Distributions to Shareholders
From net investment income						(12,403)		(34,411)
			Total Dividends and Distributions			(12,403)		(34,411)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(81,312)		(233,711)
Redemption fees - Class A							–		1
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets				147,791		277,295

Net Assets
Beginning of period						1,708,348		1,431,053
End of period (including undistributed net investment income as set forth below)						$ 1,856,139		$ 1,708,348
Undistributed (overdistributed) net investment income (loss)						$ (8,714)		$ 606

	Class A Class B		Class C	Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 26,634	$ 329 $	4,800	$ 10,384 $	711	$ 138,346 $	1,738	$ 1,123	$ 5,950 $	7,778	$ 14,286
Reinvested	582	33	29	752	1	9,754	31	67	228	160	462
Redeemed	(12,409)	(2,266)	(1,618)	(14,158)	(5)	(252,021)	(2,001)	(2,947)	(6,343)	(4,644)	(7,078)
Net Increase (Decrease)	$ 14,807	$ (1,904) $	3,211	$ (3,022) $	707	$ (103,921) $	(232) $	(1,757) $	(165) $	3,294	$ 7,670
Shares:
Sold	1,612	20	292	642	42	8,397	106	71	368	480	879
Reinvested	36	2	2	48	–	597	2	4	14	10	29
Redeemed	(755)	(137)	(99)	(878)	–	(15,612)	(123)	(187)	(394)	(292)	(442)
Net Increase (Decrease)	893	(115)	195	(188)	42	(6,618)	(15)	(112)	(12)	198	466
Year Ended October 31, 2010
Dollars:
Sold	$ 48,454	$ 1,291 $	7,536	$ 16,708 $	10	$ 275,456 $	2,809	$ 4,349	$ 12,090 $	9,516	$ 20,962
Reinvested	1,376	108	68	1,882	–	28,095	76	219	666	353	1,116
Redeemed	(31,022)	(4,746)	(2,388)	(20,707)	–	(544,719)	(1,908)	(5,438)	(17,107)	(6,524)	(32,292)
Net Increase (Decrease)	$ 18,808	$ (3,347) $	5,216	$ (2,117) $	10	$ (241,168) $	977	$ (870) $	(4,351) $	3,345	$ (10,214)
Shares:
Sold	3,346	92	532	1,180	1	19,572	197	312	851	677	1,498
Reinvested	98	8	5	137	–	2,016	6	16	48	26	82
Redeemed	(2,143)	(338)	(167)	(1,506)	–	(37,245)	(135)	(396)	(1,224)	(496)	(2,394)
Net Increase (Decrease)	1,301	(238)	370	(189)	1	(15,657)	68	(68)	(325)	207	(814)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (646) $	(35) $	(47) $	(753) $	(1) $	(9,973) $	(31) $	(67) $	(228) $	(160) $	(462)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(646) $	(35) $	(47) $	(753) $	(1) $	(9,973) $	(31) $	(67) $	(228) $	(160) $	(462)
Year Ended October 31, 2010
From net investment
income	$ (1,462) $	(113) $	(87) $	(1,885) $	–	$ (28,434) $	(76) $	(219) $	(666) $	(353) $	(1,116)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,462) $	(113) $	(87) $	(1,885) $	–	$ (28,434) $	(76) $	(219) $	(666) $	(353) $	(1,116)

See accompanying notes.

82

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Balanced Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 41,747		$ 60,354
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							41,809		(28,322)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							241,770		416,164
Net Increase (Decrease) in Net Assets Resulting from Operations							325,326		448,196

Dividends and Distributions to Shareholders
From net investment income							(42,028)		(63,898)
			Total Dividends and Distributions				(42,028)		(63,898)

Capital Share Transactions
Net increase (decrease) in capital share transactions							41,305		(184,260)
Redemption fees - Class A							–		9
Redemption fees - Class C							–		2
Redemption fees - Class J							–		5
		Total increase (decrease) in net assets					324,603		200,054

Net Assets
Beginning of period						3,215,571			3,015,517
End of period (including undistributed net investment income as set forth below)						$ 3,540,174		$ 3,215,571
Undistributed (overdistributed) net investment income (loss)						$ 2,577		$ 2,858

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 153,436 $	4,934 $	37,020 $ 101,267	$ 65,943	$ 552		$ 5,457	$ 5,327	$ 5,232	$ 18,934
Reinvested	20,816	3,544	5,449	6,171	2,470	57	88	254	134	391
Redeemed	(183,148)	(98,947)	(56,464)	(32,739)	(16,420)	(219)	(435)	(3,637)	(1,046)	(3,116)
Net Increase (Decrease)	$ (8,896) $	(90,469) $ (13,995) $		74,699	$ 51,993	$ 390	$ 5,110	$ 1,944	$ 4,320	$ 16,209
Shares:
Sold	11,833	382	2,890	8,031	5,226	42	434	418	407	1,489
Reinvested	1,617	277	428	491	194	5	7	20	10	31
Redeemed	(14,180)	(7,656)	(4,419)	(2,589)	(1,286)	(17)	(35)	(284)	(81)	(244)
Net Increase (Decrease)	(730)	(6,997)	(1,101)	5,933	4,134	30	406	154	336	1,276
Year Ended October 31, 2010
Dollars:
Sold	$ 269,066 $	15,627 $	64,178 $ 180,111	$ 57,984	$ 1,544		$ 3,554	$ 9,060	$ 4,487	$ 11,813
Reinvested	33,835	7,094	8,487	6,660	2,493	71	50	279	134	480
Redeemed	(421,825)	(221,529)	(142,265)	(45,515)	(15,294)	(844)	(644)	(3,945)	(3,291)	(6,115)
Net Increase (Decrease)	$ (118,924) $ (198,808) $ (69,600) $ 141,256			$ 45,183	$ 771		$ 2,960	$ 5,394	$ 1,330	$ 6,178
Shares:
Sold	22,892	1,345	5,529	15,732	5,010	133	306	776	391	1,016
Reinvested	2,907	612	737	585	216	6	4	24	11	42
Redeemed	(36,024)	(18,958)	(12,317)	(3,969)	(1,326)	(72)	(56)	(343)	(289)	(524)
Net Increase (Decrease)	(10,225)	(17,001)	(6,051)	12,348	3,900	67	254	457	113	534

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (22,663) $	(3,870) $	(5,923) $	(6,175) $	(2,473) $	(57) $	(88) $	(254) $	(134) $	(391)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (22,663) $	(3,870) $	(5,923) $	(6,175) $	(2,473) $	(57) $	(88) $	(254) $	(134) $	(391)
Year Ended October 31, 2010
From net investment
income	$ (36,812) $	(7,718) $	(9,197) $	(6,662) $	(2,495) $	(71) $	(50) $	(279) $	(134) $	(480)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (36,812) $	(7,718) $	(9,197) $	(6,662) $	(2,495) $	(71) $	(50) $	(279) $	(134) $	(480)

See accompanying notes.

83

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Conservative Balanced Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 13,276		$ 19,820
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							12,612		(3,798)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							36,735		78,326
Net Increase (Decrease) in Net Assets Resulting from Operations							62,623		94,348

Dividends and Distributions to Shareholders
From net investment income						(13,074)		(20,480)
			Total Dividends and Distributions			(13,074)		(20,480)

Capital Share Transactions
Net increase (decrease) in capital share transactions							50,838		78,041
Redemption fees - Class A							–		2
Redemption fees - Class C							–		1
Redemption fees - Class J							–		3
		Total increase (decrease) in net assets				100,387		151,915

Net Assets
Beginning of period						823,172		671,257
End of period (including undistributed net investment income as set forth below)						$ 923,559		$ 823,172
Undistributed (overdistributed) net investment income (loss)						$ 1,452		$ 1,250

	Class A	Class B Class C		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 43,300 $	2,292 $	16,249 $	46,100 $	25,232	$ 696 $	1,272 $	3,396 $	2,369 $	6,119
Reinvested	4,699	755	1,992	3,148	1,285	41	50	152	78	111
Redeemed	(38,880)	(18,686)	(20,476)	(14,020)	(7,662)	(171)	(1,342)	(3,576)	(2,989)	(696)
Net Increase (Decrease)	$ 9,119 $ (15,639) $		(2,235) $	35,228 $	18,855	$ 566 $	(20) $	(28) $	(542) $	5,534
Shares:
Sold	4,040	215	1,529	4,348	2,382	66	119	321	222	579
Reinvested	441	71	189	298	122	4	5	14	7	10
Redeemed	(3,636)	(1,744)	(1,928)	(1,324)	(719)	(16)	(127)	(338)	(279)	(65)
Net Increase (Decrease)	845	(1,458)	(210)	3,322	1,785	54	(3)	(3)	(50)	524
Year Ended October 31, 2010
Dollars:
Sold	$ 83,726 $	6,636 $	33,754 $	84,990 $	28,727	$ 1,665 $	3,055 $	5,782 $	2,191 $	2,879
Reinvested	7,950	1,667	3,489	3,853	1,616	45	70	202	118	89
Redeemed	(82,210)	(33,689)	(41,259)	(20,483)	(10,816)	(303)	(308)	(2,935)	(1,848)	(612)
Net Increase (Decrease)	$ 9,466 $ (25,386) $		(4,016) $	68,360 $	19,527	$ 1,407 $	2,817 $	3,049 $	461 $	2,356
Shares:
Sold	8,396	672	3,428	8,614	2,912	170	310	587	223	289
Reinvested	804	169	356	393	164	5	7	21	12	9
Redeemed	(8,264)	(3,391)	(4,181)	(2,080)	(1,097)	(31)	(32)	(300)	(187)	(61)
Net Increase (Decrease)	936	(2,550)	(397)	6,927	1,979	144	285	308	48	237

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (5,170) $	(846) $	(2,187) $	(3,154) $	(1,285) $	(41) $	(50) $	(152) $	(78) $	(111)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,170) $	(846) $	(2,187) $	(3,154) $	(1,285) $	(41) $	(50) $	(152) $	(78) $	(111)
Year Ended October 31, 2010
From net investment
income	$ (8,775) $	(1,867) $	(3,843) $	(3,855) $	(1,616) $	(45) $	(70) $	(202) $	(118) $	(89)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(8,775) $	(1,867) $	(3,843) $	(3,855) $	(1,616) $	(45) $	(70) $	(202) $	(118) $	(89)

See accompanying notes.

84

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Conservative Growth Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 21,665		$ 24,590
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							39,244		(45,163)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							234,690		372,692
Net Increase (Decrease) in Net Assets Resulting from Operations							295,599		352,119

Dividends and Distributions to Shareholders
From net investment income							(27,147)		(30,292)
			Total Dividends and Distributions				(27,147)		(30,292)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(36,852)		(233,591)
Redemption fees - Class A							–		2
Redemption fees - Class B							–		1
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets					231,600		88,241

Net Assets
Beginning of period						2,304,603		2,216,362
End of period (including undistributed net investment income as set forth below)						$ 2,536,203		$ 2,304,603
Undistributed (overdistributed) net investment income (loss)						$ 4,700		$ 10,182

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 95,469 $	3,114 $	23,297 $	44,033	$ 32,115	$ 605	$ 2,061	$ 3,127	$ 2,759	$ 16,896
Reinvested	15,913	1,409	3,277	2,765	1,942	42	66	148	120	217
Redeemed	(132,399)	(67,193)	(53,198)	(17,600)	(6,255)	(725)	(900)	(5,181)	(927)	(1,849)
Net Increase (Decrease)	$ (21,017) $	(62,670) $ (26,624) $		29,198	$ 27,802	$ (78) $	1,227	$ (1,906) $	1,952	$ 15,264
Shares:
Sold	6,899	236	1,768	3,273	2,402	45	151	232	201	1,260
Reinvested	1,173	107	253	209	145	3	5	11	9	16
Redeemed	(9,607)	(5,039)	(4,053)	(1,307)	(464)	(52)	(66)	(387)	(67)	(137)
Net Increase (Decrease)	(1,535)	(4,696)	(2,032)	2,175	2,083	(4)	90	(144)	143	1,139
Year Ended October 31, 2010
Dollars:
Sold	$ 173,666 $	9,110 $	36,195 $	73,032	$ 36,257	$ 1,379	$ 2,830	$ 3,657	$ 3,221	$ 6,235
Reinvested	17,189	3,146	4,612	2,017	1,279	33	39	132	83	217
Redeemed	(277,672)	(162,077)	(127,674)	(23,117)	(7,530)	(264)	(681)	(2,191)	(2,970)	(3,744)
Net Increase (Decrease)	$ (86,817) $ (149,821) $ (86,867) $			51,932	$ 30,006	$ 1,148	$ 2,188	$ 1,598	$ 334	$ 2,708
Shares:
Sold	14,176	781	3,112	6,120	3,031	115	238	301	269	525
Reinvested	1,431	271	403	172	108	3	4	11	7	18
Redeemed	(22,805)	(13,799)	(11,038)	(1,940)	(627)	(23)	(58)	(181)	(251)	(304)
Net Increase (Decrease)	(7,198)	(12,747)	(7,523)	4,352	2,512	95	184	131	25	239

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (16,783) $	(1,497) $	(3,563) $	(2,769) $	(1,942) $	(42) $	(66) $	(148) $	(120) $	(217)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (16,783) $	(1,497) $	(3,563) $	(2,769) $	(1,942) $	(42) $	(66) $	(148) $	(120) $	(217)
Year Ended October 31, 2010
From net investment
income	$ (18,172) $	(3,325) $	(4,993) $	(2,019) $	(1,279) $	(33) $	(39) $	(132) $	(83) $	(217)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (18,172) $	(3,325) $	(4,993) $	(2,019) $	(1,279) $	(33) $	(39) $	(132) $	(83) $	(217)

See accompanying notes.

85

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Flexible Income Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 18,582		$ 28,055
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							9,491		(1,001)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							24,899		73,229
Net Increase (Decrease) in Net Assets Resulting from Operations							52,972		100,283

Dividends and Distributions to Shareholders
From net investment income							(18,767)		(30,633)
			Total Dividends and Distributions				(18,767)		(30,633)

Capital Share Transactions
Net increase (decrease) in capital share transactions							87,998		108,949
Redemption fees - Class A							–		6
Redemption fees - Class B							–		1
Redemption fees - Class C							–		6
Redemption fees - Class J							–		4
		Total increase (decrease) in net assets					122,203		178,616

Net Assets
Beginning of period							961,581		782,965
End of period (including undistributed net investment income as set forth below)						$ 1,083,784		$ 961,581
Undistributed (overdistributed) net investment income (loss)						$ 231		$ 416

	Class A	Class B Class C		Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 93,521	$ 1,754 $	21,796	$ 78,494 $	15,942	$ 130	$ 864	$ 1,350	$ 827	$ 2,050
Reinvested	8,485	1,239	2,779	3,613	908	13	23	98	55	81
Redeemed	(64,226)	(29,929)	(29,676)	(14,805)	(4,340)	(370)	(416)	(1,709)	(110)	(443)
Net Increase (Decrease)	$ 37,780	$ (26,936) $	(5,101) $	67,302 $	12,510	$ (227) $	471	$ (261) $	772	$ 1,688
Shares:
Sold	8,191	154	1,923	6,923	1,401	12	76	119	72	182
Reinvested	745	109	246	319	80	1	2	9	5	7
Redeemed	(5,632)	(2,619)	(2,620)	(1,305)	(381)	(33)	(36)	(151)	(10)	(39)
Net Increase (Decrease)	3,304	(2,356)	(451)	5,937	1,100	(20)	42	(23)	67	150
Year Ended October 31, 2010
Dollars:
Sold	$ 146,514	$ 9,288 $	53,267	$ 103,824 $	23,675	$ 567	$ 673	$ 2,981	$ 1,632	$ 2,418
Reinvested	14,468	3,271	4,986	3,518	1,206	22	19	152	67	121
Redeemed	(124,027)	(60,694)	(50,708)	(16,660)	(8,916)	(114)	(119)	(716)	(381)	(1,385)
Net Increase (Decrease)	$ 36,955	$ (48,135) $	7,545	$ 90,682 $	15,965	$ 475	$ 573	$ 2,417	$ 1,318	$ 1,154
Shares:
Sold	13,487	862	4,961	9,595	2,201	54	62	276	152	225
Reinvested	1,336	303	464	326	111	2	2	14	6	11
Redeemed	(11,419)	(5,595)	(4,716)	(1,542)	(828)	(11)	(11)	(66)	(35)	(128)
Net Increase (Decrease)	3,404	(4,430)	709	8,379	1,484	45	53	224	123	108

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (9,465) $	(1,420) $	(3,087) $	(3,614) $	(911) $	(13) $	(23) $	(98) $	(55) $	(81)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (9,465) $	(1,420) $	(3,087) $	(3,614) $	(911) $	(13) $	(23) $	(98) $	(55) $	(81)
Year Ended October 31, 2010
From net investment
income	$ (16,269) $	(3,725) $	(5,527) $	(3,520) $	(1,211) $	(22) $	(19) $	(152) $	(67) $	(121)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (16,269) $	(3,725) $	(5,527) $	(3,520) $	(1,211) $	(22) $	(19) $	(152) $	(67) $	(121)

See accompanying notes.

86

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Strategic Growth Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 9,271		$ 9,446
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							14,202		(36,621)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							192,940		261,658
Net Increase (Decrease) in Net Assets Resulting from Operations							216,413		234,483

Dividends and Distributions to Shareholders
From net investment income							(9,939)		(13,278)
			Total Dividends and Distributions				(9,939)		(13,278)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(29,917)		(162,286)
Redemption fees - Class A							–		1
Redemption fees - Class J							–		5
		Total increase (decrease) in net assets					176,557		58,925

Net Assets
Beginning of period						1,462,693		1,403,768
End of period (including undistributed net investment income as set forth below)						$ 1,639,250		$ 1,462,693
Undistributed (overdistributed) net investment income (loss)						$ 8,389		$ 9,057

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 62,003 $	1,289 $	17,202 $	30,287	$ 16,776	$ 373	$ 1,380	$ 3,185	$ 1,111	$ 9,165
Reinvested	6,718	94	676	1,191	694	21	13	68	30	63
Redeemed	(82,675)	(44,218)	(34,295)	(14,209)	(3,873)	(708)	(86)	(1,451)	(205)	(536)
Net Increase (Decrease)	$ (13,954) $ (42,835) $ (16,417) $			17,269	$ 13,597	$ (314) $	1,307	$ 1,802	$ 936	$ 8,692
Shares:
Sold	4,084	90	1,210	2,042	1,145	25	92	217	75	624
Reinvested	452	7	48	82	48	2	1	5	2	4
Redeemed	(5,483)	(3,105)	(2,415)	(964)	(264)	(47)	(6)	(98)	(14)	(36)
Net Increase (Decrease)	(947)	(3,008)	(1,157)	1,160	929	(20)	87	124	63	592
Year Ended October 31, 2010
Dollars:
Sold	$ 110,158 $	5,270 $	23,657 $	44,354	$ 18,372	$ 860	$ 999	$ 3,144	$ 1,203	$ 3,900
Reinvested	8,130	1,143	1,598	1,118	527	27	7	56	26	57
Redeemed	(181,790)	(100,775)	(74,658)	(18,999)	(5,907)	(297)	(219)	(1,335)	(1,601)	(1,311)
Net Increase (Decrease)	$ (63,502) $ (94,362) $ (49,403) $			26,473	$ 12,992	$ 590	$ 787	$ 1,865	$ (372) $	2,646
Shares:
Sold	8,340	429	1,903	3,451	1,439	67	78	244	94	309
Reinvested	626	93	131	88	41	2	1	4	2	4
Redeemed	(13,857)	(8,175)	(6,055)	(1,479)	(463)	(23)	(17)	(104)	(127)	(99)
Net Increase (Decrease)	(4,891)	(7,653)	(4,021)	2,060	1,017	46	62	144	(31)	214

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (7,018) $	(101) $	(739) $	(1,192) $	(694) $	(21) $	(13) $	(68) $	(30) $	(63)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (7,018) $	(101) $	(739) $	(1,192) $	(694) $	(21) $	(13) $	(68) $	(30) $	(63)
Year Ended October 31, 2010
From net investment
income	$ (8,511) $	(1,213) $	(1,736) $	(1,118) $	(527) $	(27) $	(7) $	(56) $	(26) $	(57)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (8,511) $	(1,213) $	(1,736) $	(1,118) $	(527) $	(27) $	(7) $	(56) $	(26) $	(57)

See accompanying notes.

87

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							Short-Term Income Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 11,609		$ 19,465
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							6,454		(424)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							(11,883)		19,906
Net Increase (Decrease) in Net Assets Resulting from Operations							6,180		38,947

Dividends and Distributions to Shareholders
From net investment income							(12,970)		(18,769)
			Total Dividends and Distributions				(12,970)		(18,769)

Capital Share Transactions
Net increase (decrease) in capital share transactions							54,902		464,046
Redemption fees - Class A							–		8
Redemption fees - Class C							–		1
		Total increase (decrease) in net assets					48,112		484,233

Net Assets
Beginning of period							953,388		469,155
End of period (including undistributed net investment income as set forth below)						$ 1,001,500		$ 953,388
Undistributed (overdistributed) net investment income (loss)						$ (1,131)		$ 230

	Class A Class C		Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 76,778 $	16,244	$ 20,243	$ 743	$ 102,147	$ 277	$ 135	$ 374	$ 427	$ 496
Reinvested	3,625	582	703	3	7,060	9	2	38	7	20
Redeemed	(95,109)	(18,627)	(8,700)	(26)	(50,693)	(44)	(175)	(597)	(358)	(682)
Net Increase (Decrease)	$ (14,706) $	(1,801) $	12,246	$ 720	$ 58,514	$ 242	$ (38) $	(185) $	76	$ (166)
Shares:
Sold	6,362	1,345	1,678	61	8,474	23	11	31	36	41
Reinvested	300	48	58	–	586	1	–	3	1	2
Redeemed	(7,882)	(1,543)	(721)	(2)	(4,200)	(4)	(14)	(49)	(30)	(57)
Net Increase (Decrease)	(1,220)	(150)	1,015	59	4,860	20	(3)	(15)	7	(14)
Year Ended October 31, 2010
Dollars:
Sold	$ 213,031 $	51,567	$ 7,370	$ 105	$ 259,097	$ 79	$ 103	$ 634	$ 228	$ 288
Issued in acquisitions	62,085	6,546	47,632	–	10,824	758	125	2,840	319	1,441
Reinvested	4,548	836	263	–	11,286	4	1	17	2	10
Redeemed	(91,127)	(13,387)	(2,932)	–	(109,999)	(61)	(2)	(220)	(49)	(216)
Net Increase (Decrease)	$ 188,537 $	45,562	$ 52,333	$ 105	$ 171,208	$ 780	$ 227	$ 3,271	$ 500	$ 1,523
Shares:
Sold	17,785	4,301	608	9	21,657	7	9	52	19	24
Issued in acquisitions	5,158	543	3,958	–	900	63	10	236	26	120
Reinvested	379	70	22	–	941	–	–	1	–	1
Redeemed	(7,596)	(1,113)	(242)	–	(9,177)	(5)	–	(18)	(4)	(18)
Net Increase (Decrease)	15,726	3,801	4,346	9	14,321	65	19	271	41	127

Distributions:
Period Ended April 30, 2011
From net investment income $	(4,268) $	(789) $	(711) $	(3) $	(7,123) $	(9) $	(2) $	(38) $	(7) $	(20)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,268) $	(789) $	(711) $	(3) $	(7,123) $	(9) $	(2) $	(38) $	(7) $	(20)
Year Ended October 31, 2010
From net investment income $	(5,883) $	(1,173) $	(266) $	–	$ (11,413) $	(4) $	(1) $	(17) $	(2) $	(10)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,883) $	(1,173) $	(266) $	–	$ (11,413) $	(4) $	(1) $	(17) $	(2) $	(10)

See accompanying notes.

88

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							SmallCap Blend Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ (394)		$ (346)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							19,093		18,845
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							25,926		24,180
Net Increase (Decrease) in Net Assets Resulting from Operations							44,625		42,679

Dividends and Distributions to Shareholders
From net investment income							–		(147)
			Total Dividends and Distributions				–		(147)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(5,757)		(12,091)
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets				38,868		30,442

Net Assets
Beginning of period							211,141		180,699
End of period (including undistributed net investment income as set forth below)						$ 250,009		$ 211,141
Undistributed (overdistributed) net investment income (loss)						$ (394)		$ –

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,525	$ 94	$ 1,266	$ 3,441	$ 100	$ 48	$ 79	$ 147	$ 227	$ 729
Redeemed	(7,046)	(1,604)	(486)	(7,653)	(67)	(69)	(261)	(149)	(348)	(730)
Net Increase (Decrease)	$ (521) $	(1,510) $	780	$ (4,212) $	33	$ (21) $	(182) $	(2) $	(121) $	(1)
Shares:
Sold	453	7	90	246	7	4	6	10	15	49
Redeemed	(490)	(118)	(34)	(548)	(4)	(5)	(18)	(10)	(24)	(49)
Net Increase (Decrease)	(37)	(111)	56	(302)	3	(1)	(12)	–	(9)	–
Year Ended October 31, 2010
Dollars:
Sold	$ 10,236	$ 393	$ 669	$ 6,451	$ 327	$ 89	$ 135	$ 222	$ 337	$ 948
Reinvested	–	–	–	–	135	–	–	–	3	9
Redeemed	(13,293)	(3,024)	(307)	(13,010)	(74)	(109)	(285)	(206)	(572)	(1,165)
Net Increase (Decrease)	$ (3,057) $	(2,631) $	362	$ (6,559) $	388	$ (20) $	(150) $	16	$ (232) $	(208)
Shares:
Sold	846	34	56	553	27	8	11	18	28	78
Reinvested	–	–	–	–	11	–	–	–	–	1
Redeemed	(1,109)	(263)	(26)	(1,128)	(6)	(9)	(24)	(17)	(46)	(96)
Net Increase (Decrease)	(263)	(229)	30	(575)	32	(1)	(13)	1	(18)	(17)

Distributions:
Period Ended April 30, 2011
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2010
From net investment income $	–	$ –	$ –	$ –	$ (135) $	–	$ –	$ –	$ (3) $	(9)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (135) $	–	$ –	$ –	$ (3) $	(9)

See accompanying notes.

89

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							SmallCap Growth Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ (383)		$ (1,386)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							45,995		26,598
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							(13,551)		27,917
Net Increase (Decrease) in Net Assets Resulting from Operations							32,061		53,129

Capital Share Transactions
Net increase (decrease) in capital share transactions							(183,112)		(24,424)
			Total increase (decrease) in net assets				(151,051)		28,705

Net Assets
Beginning of period							252,612		223,907
End of period (including undistributed net investment income as set forth below)						$ 101,561		$ 252,612
Undistributed (overdistributed) net investment income (loss)						$ (383)		$ –

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 4,697	$ 117	$ 780	$ 2,129	$ 2,531	$ 130	$ 41	$ 133	$ 24	$ 358
Redeemed	(4,821)	(459)	(395)	(2,574)	(182,971)	(324)	(266)	(1,450)	(63)	(729)
Net Increase (Decrease)	$ (124) $	(342) $	385	$ (445) $ (180,440) $		(194) $	(225) $	(1,317) $	(39) $	(371)
Shares:
Sold	594	15	100	281	317	17	5	16	3	42
Redeemed	(604)	(59)	(51)	(341)	(23,129)	(42)	(34)	(193)	(8)	(85)
Net Increase (Decrease)	(10)	(44)	49	(60)	(22,812)	(25)	(29)	(177)	(5)	(43)
Year Ended October 31, 2010
Dollars:
Sold	$ 7,346	$ 208	$ 572	$ 2,346	$ 4,305	$ 209	$ 209	$ 263	$ 165	$ 1,993
Redeemed	(5,688)	(970)	(364)	(4,069)	(28,671)	(259)	(219)	(1,098)	(413)	(289)
Net Increase (Decrease)	$ 1,658	$ (762) $	208	$ (1,723) $	(24,366) $	(50) $	(10) $	(835) $	(248) $	1,704
Shares:
Sold	1,115	33	91	372	644	33	32	39	23	292
Redeemed	(866)	(152)	(57)	(660)	(4,257)	(40)	(34)	(164)	(60)	(42)
Net Increase (Decrease)	249	(119)	34	(288)	(3,613)	(7)	(2)	(125)	(37)	250

Distributions:
Period Ended April 30, 2011
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2010
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

90

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SmallCap Growth Fund I

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ (4,838)		$ (4,476)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							108,426	94,013
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							225,939	83,858
Net Increase (Decrease) in Net Assets Resulting from Operations							329,527	173,395

Dividends and Distributions to Shareholders
From net investment income							–	(21)
			Total Dividends and Distributions				–	(21)

Capital Share Transactions
Net increase (decrease) in capital share transactions							451,744	228,928
		Total increase (decrease) in net assets					781,271	402,302

Net Assets
Beginning of period							797,443	395,141
End of period (including undistributed net investment income as set forth below)						$ 1,578,714		$ 797,443
Undistributed (overdistributed) net investment income (loss)						$ (4,838)		$ –

	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 8,956	$ 468,213	$ 749	$ 966	$ 6,844	$ 2,250	$ 9,754
Redeemed	(3,298)	(36,621)	(496)	(1,182)	(1,580)	(582)	(2,229)
Net Increase (Decrease)	$ 5,658	$ 431,592	$ 253	$ (216) $	5,264	$ 1,668	$ 7,525
Shares:
Sold	906	44,476	70	94	651	206	892
Redeemed	(336)	(3,268)	(48)	(114)	(149)	(55)	(203)
Net Increase (Decrease)	570	41,208	22	(20)	502	151	689
Year Ended October 31, 2010
Dollars:
Sold	$ 5,543	$ 267,933	$ 703	$ 1,839	$ 4,386	$ 2,526	$ 6,985
Reinvested	–	21	–	–	–	–	–
Redeemed	(3,412)	(48,630)	(405)	(1,238)	(3,054)	(1,911)	(2,358)
Net Increase (Decrease)	$ 2,131	$ 219,324	$ 298	$ 601	$ 1,332	$ 615	$ 4,627
Shares:
Sold	733	31,671	89	236	561	318	839
Reinvested	–	3	–	–	–	–	–
Redeemed	(465)	(6,007)	(50)	(164)	(397)	(244)	(292)
Net Increase (Decrease)	268	25,667	39	72	164	74	547

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2010
From net investment
income	$ –	$ (21) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ (21) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

91

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SmallCap Growth Fund II

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ (782)		$ (2,533)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							42,870		54,776
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							21,959		31,187
Net Increase (Decrease) in Net Assets Resulting from Operations							64,047		83,430

Capital Share Transactions
Net increase (decrease) in capital share transactions							(71,792)		(155,475)
Redemption fees - Class C							–		1
		Total increase (decrease) in net assets					(7,745)		(72,044)

Net Assets
Beginning of period							265,687		337,731
End of period (including undistributed net investment income as set forth below)						$ 257,942		$ 265,687
Undistributed (overdistributed) net investment income (loss)						$ (782)		$ –

	Class A(a) Class B(a) Class C(a) Class J Institutional R-1						R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ – $	– $	– $	2,007 $	18,999	$ 494	$ 966 $	1,578	$ 1,263	$ 3,537
Redeemed	(4,515)	(1,018)	(316)	(2,811)	(85,018)	(406)	(3,237)	(1,217)	(600)	(1,498)
Net Increase (Decrease)	$ (4,515) $	(1,018) $	(316) $	(804) $	(66,019) $	88	$ (2,271) $	361	$ 663	$ 2,039
Shares:
Sold	–	–	–	254	2,077	58	118	190	146	414
Redeemed	(590)	(139)	(42)	(364)	(9,832)	(48)	(418)	(145)	(71)	(174)
Net Increase (Decrease)	(590)	(139)	(42)	(110)	(7,755)	10	(300)	45	75	240
Year Ended October 31, 2010
Dollars:
Sold	$ 2,116 $	70 $	130 $	1,757 $	8,603	$ 364	$ 866 $	1,403	$ 1,219	$ 3,369
Redeemed	(11,657)	(2,674)	(711)	(3,332)	(132,111)	(647)	(2,810)	(3,924)	(4,296)	(13,210)
Net Increase (Decrease)	$ (9,541) $	(2,604) $	(581) $	(1,575) $ (123,508) $		(283) $	(1,944) $	(2,521) $	(3,077) $	(9,841)
Shares:
Sold	319	10	19	288	1,209	56	134	214	181	500
Redeemed	(1,730)	(415)	(110)	(547)	(18,532)	(99)	(442)	(593)	(623)	(1,951)
Net Increase (Decrease)	(1,411)	(405)	(91)	(259)	(17,323)	(43)	(308)	(379)	(442)	(1,451)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ – $	– $	– $	– $	–	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	– $	– $	– $	– $	–	$ –	$ – $	–	$ –	$ –
Year Ended October 31, 2010
From net investment
income	$ – $	– $	– $	– $	–	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	– $	– $	– $	– $	–	$ –	$ – $	–	$ –	$ –

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

92

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SmallCap S&P 600 Index Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 1,627		$ 1,806
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							14,422	(31,069)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							70,925	117,666
Net Increase (Decrease) in Net Assets Resulting from Operations							86,974	88,403

Dividends and Distributions to Shareholders
From net investment income							(2,727)	(3,008)
			Total Dividends and Distributions				(2,727)	(3,008)

Capital Share Transactions
Net increase (decrease) in capital share transactions							32,435	(149,077)
		Total increase (decrease) in net assets				116,682		(63,682)

Net Assets
Beginning of period						366,077		429,759
End of period (including undistributed net investment income as set forth below)						$ 482,759		$ 366,077
Undistributed (overdistributed) net investment income (loss)						$ 227		$ 1,327

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 10,838 $	28,009	$ 1,324 $	1,885 $	8,115 $	6,255 $	19,188
Reinvested	442	928	16	55	236	254	793
Redeemed	(9,133)	(12,149)	(1,002)	(4,784)	(5,823)	(5,663)	(7,349)
Net Increase (Decrease)	$ 2,147 $	16,788	$ 338 $	(2,844) $	2,528 $	846 $	12,632
Shares:
Sold	699	1,748	83	117	502	382	1,195
Reinvested	29	58	1	3	15	16	48
Redeemed	(588)	(760)	(64)	(297)	(364)	(347)	(444)
Net Increase (Decrease)	140	1,046	20	(177)	153	51	799
Year Ended October 31, 2010
Dollars:
Sold	$ 13,839 $	46,881	$ 2,662 $	3,566 $	10,066 $	9,193 $	21,492
Reinvested	206	1,884	12	40	187	160	519
Redeemed	(12,332)	(195,611)	(2,046)	(4,719)	(14,155)	(7,824)	(23,097)
Net Increase (Decrease)	$ 1,713 $ (146,846) $		628 $	(1,113) $	(3,902) $	1,529 $	(1,086)
Shares:
Sold	1,082	3,533	199	266	753	667	1,594
Reinvested	17	150	1	3	15	12	40
Redeemed	(973)	(15,314)	(157)	(359)	(1,061)	(596)	(1,732)
Net Increase (Decrease)	126	(11,631)	43	(90)	(293)	83	(98)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (442) $	(931) $	(16) $	(55) $	(236) $	(254) $	(793)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (442) $	(931) $	(16) $	(55) $	(236) $	(254) $	(793)
Year Ended October 31, 2010
From net investment
income	$ (206) $	(1,884) $	(12) $	(40) $	(187) $	(160) $	(519)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (206) $	(1,884) $	(12) $	(40) $	(187) $	(160) $	(519)

See accompanying notes.

93

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SmallCap Value Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 396		$ 2,763
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							21,542		28,169
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							31,100		47,884
Net Increase (Decrease) in Net Assets Resulting from Operations							53,038		78,816

Dividends and Distributions to Shareholders
From net investment income							(2,533)		(3,551)
			Total Dividends and Distributions				(2,533)		(3,551)

Capital Share Transactions
Net increase (decrease) in capital share transactions							4,791	(190,665)
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets				55,296	(115,399)

Net Assets
Beginning of period						297,579		412,978
End of period (including undistributed net investment income as set forth below)						$ 352,875		$ 297,579
Undistributed (overdistributed) net investment income (loss)						$ (197)		$ 1,940

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 2,262 $	41	$ 342	$ 2,679 $	33,110	$ 235 $	452 $	866 $	1,388 $	1,582
Reinvested	66	–	–	178	2,103	3	13	33	21	100
Redeemed	(1,699)	(278)	(356)	(3,804)	(20,434)	(228)	(3,053)	(3,696)	(1,185)	(5,950)
Net Increase (Decrease)	$ 629 $	(237) $	(14) $	(947) $	14,779	$ 10 $	(2,588) $	(2,797) $	224 $	(4,268)
Shares:
Sold	147	3	23	180	2,244	16	30	57	92	103
Reinvested	4	–	–	12	137	–	1	2	1	6
Redeemed	(110)	(19)	(24)	(257)	(1,352)	(15)	(200)	(247)	(76)	(380)
Net Increase (Decrease)	41	(16)	(1)	(65)	1,029	1	(169)	(188)	17	(271)
Year Ended October 31, 2010
Dollars:
Sold	$ 4,170 $	191	$ 683	$ 4,327 $	20,269	$ 447 $	1,376 $	2,087 $	1,424 $	8,199
Reinvested	49	–	–	124	3,045	4	20	84	38	174
Redeemed	(4,635)	(966)	(1,332)	(7,148)	(186,176)	(545)	(2,055)	(8,882)	(4,736)	(20,901)
Net Increase (Decrease)	$ (416) $	(775) $	(649) $	(2,697) $ (162,862) $		(94) $	(659) $	(6,711) $	(3,274) $ (12,528)
Shares:
Sold	314	15	53	334	1,593	34	104	159	107	626
Reinvested	4	–	–	10	244	–	2	6	3	14
Redeemed	(358)	(77)	(104)	(567)	(13,935)	(42)	(157)	(685)	(366)	(1,569)
Net Increase (Decrease)	(40)	(62)	(51)	(223)	(12,098)	(8)	(51)	(520)	(256)	(929)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (75) $	–	$ –	$ (178) $	(2,110) $	(3) $	(13) $	(33) $	(21) $	(100)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(75) $	–	$ –	$ (178) $	(2,110) $	(3) $	(13) $	(33) $	(21) $	(100)
Year Ended October 31, 2010
From net investment
income	$ (55) $	–	$ –	$ (124) $	(3,048) $	(4) $	(20) $	(84) $	(38) $	(178)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(55) $	–	$ –	$ (124) $	(3,048) $	(4) $	(20) $	(84) $	(38) $	(178)

See accompanying notes.

94

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							SmallCap Value Fund II

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 2,176		$ 2,318
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and
foreign currency transactions							54,464	29,380
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements and translation of assets and liabilities in foreign currencies							148,073	86,512
Net Increase (Decrease) in Net Assets Resulting from Operations							204,713	118,210

Dividends and Distributions to Shareholders
From net investment income							(4,012)	(1,204)
			Total Dividends and Distributions				(4,012)	(1,204)

Capital Share Transactions
Net increase (decrease) in capital share transactions							109,959	305,940
		Total increase (decrease) in net assets					310,660	422,946

Net Assets
Beginning of period							773,057	350,111
End of period (including undistributed net investment income as set forth below)						$ 1,083,717		$ 773,057
Undistributed (overdistributed) net investment income (loss)						$ (117)		$ 1,725

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 1,302	$ 51,853	$ 370	$ 837	$ 2,054	$ 1,450	$ 3,304
Issued in acquisitions	–	98,715	1,901	5,088	4,344	6,255	9,904
Reinvested	–	3,900	3	12	9	30	58
Redeemed	(1,978)	(66,227)	(659)	(1,908)	(2,511)	(2,595)	(5,552)
Net Increase (Decrease)	$ (676) $	88,241	$ 1,615	$ 4,029	$ 3,896	$ 5,140	$ 7,714
Shares:
Sold	133	5,466	39	89	217	154	338
Issued in acquisitions	–	11,087	223	593	499	713	1,123
Reinvested	–	402	–	1	1	3	6
Redeemed	(201)	(6,659)	(71)	(204)	(267)	(264)	(569)
Net Increase (Decrease)	(68)	10,296	191	479	450	606	898
Year Ended October 31, 2010
Dollars:
Sold	$ 3,768	$ 382,343	$ 743	$ 1,110	$ 2,737	$ 1,083	$ 2,797
Reinvested	–	1,191	–	–	–	1	12
Redeemed	(2,468)	(76,092)	(616)	(1,624)	(2,601)	(1,426)	(5,018)
Net Increase (Decrease)	$ 1,300	$ 307,442	$ 127	$ (514) $	136	$ (342) $	(2,209)
Shares:
Sold	457	47,903	91	138	348	135	350
Reinvested	–	158	–	–	–	–	2
Redeemed	(312)	(9,614)	(78)	(211)	(338)	(181)	(637)
Net Increase (Decrease)	145	38,447	13	(73)	10	(46)	(285)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ (3,900) $	(3) $	(12) $	(9) $	(30) $	(58)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ (3,900) $	(3) $	(12) $	(9) $	(30) $	(58)
Year Ended October 31, 2010
From net investment
income	$ –	$ (1,191) $	–	$ –	$ –	$ (1) $	(12)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ (1,191) $	–	$ –	$ –	$ (1) $	(12)

See accompanying notes.

95

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2011 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2011, the Fund consists of 63 separate funds. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund and SmallCap Value Fund II (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class B, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, and R-5. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B, Class C, and Class P shares is provided separately.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

Effective December 20, 2009, Money Market Fund acquired all the assets and assumed all the liabilities of Ultra Short Bond Fund pursuant to a plan of acquisition approved by the shareholders on December 15, 2009. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 19,180,000 shares from Ultra Short Bond Fund for 134,909,000 shares valued at 134,909,000 of Money Market Fund at an approximate exchange rate of 7.04, 7.04, 6.99, 7.04, 6.99, 6.99, 7.01, 6.98, 7.03, for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of Ultra Short Bond Fund, with a fair value of approximately $131,525,000 and a cost of $131,913,000 at December 20, 2009 were the primary assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Ultra Short Bond Fund were carried forward to align ongoing reporting of Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Ultra Short Bond Fund and Money Market Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $134,909,000 (including approximately $64,643,000 of accumulated realized losses) and $1,544,659,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition were $1,679,568,000.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for Money Market Fund, Money Market Fund’s pro forma results of operations for the year ended October 31, 2010, would have been $33,000 of net investment income, $324,000 of net realized and unrealized loss on investments, and $357,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Ultra Short Bond Fund that have been included in Money Market Fund’s statement of operations since December 20, 2009.

Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase (including investments through an automated investment plan), except through exchanges and dividend reinvestments. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares. Shareholders who owned Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Fund’s Class B shares in accordance with the Funds’ current policies. All other features of Class B shares, including 12b-1 distribution and/or service fees, contingent deferred sales charge schedules, and conversion features, remain unchanged and continue in effect.

Effective March 1, 2010, the initial purchases of $10,000 of R-1, R-2, R-3, R-4 and R-5 classes of shares of Equity Income Fund, Income Fund and Principal Capital Appreciation Fund, respectively, were made by the Manager.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

1. Organization (Continued)

Effective July 12, 2010, the initial purchases of $10,000 of Class J, R-1, R-2, R-3, R-4 and R-5 classes of shares of Short-Term Income Fund were made by the Manager.

Effective July 23, 2010, LargeCap S&P 500 Index Fund acquired all the assets and assumed all the liabilities of LargeCap Blend Fund I pursuant to a plan of acquisition approved by shareholders on July 15, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 135,291,000 shares from LargeCap Blend Fund I for 123,760,000 shares valued at 958,374,000 of LargeCap S&P 500 Index Fund at an approximate exchange rate of .92, .89, .93, .92, .91, .92, .92, .93, .92, .91, for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of LargeCap Blend Fund I, with a fair value of approximately $936,768,000 and a cost of $915,274,000 at July 23, 2010 were the primary assets acquired by LargeCap S&P 500 Index Fund. For financial reporting purposes, assets received and shares issued by LargeCap S&P 500 Index Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Blend Fund I was carried forward to align ongoing reporting of LargeCap S&P 500 Index Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Blend Fund I and LargeCap S&P 500 Index Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $958,374,000 ($241,383,000 of accumulated realized losses and $21,494,000 of unrealized appreciation) and $1,199,552,000, respectively. The aggregate net assets of LargeCap S&P 500 Index Fund immediately following the acquisition were $2,157,926,000.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for LargeCap S&P 500 Index Fund, LargeCap S&P 500 Index Fund’s pro forma results of operations for the year ended October 31, 2010, would have been $31,504,000 of net investment income, $262,587,000 of net realized and unrealized gain on investments, and $294,091,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Blend Fund I that have been included in the LargeCap S&P 500 Index Fund’s statement of operations since July 23, 2010.

Effective July 23, 2010, Short-Term Income Fund acquired all the assets and assumed all the liabilities of Short-Term Bond Fund pursuant to a plan of acquisition approved by shareholders on July 15, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 15,096,000 shares from Short-Term Bond Fund for 11,015,000 shares valued at 132,570,000 of Short-Term Income Fund at an approximate exchange rate of .73 for each class of shares. The investment securities of Short-Term Bond Fund, with a fair value of approximately $129,792,000 and a cost of $127,745,000 at July 23, 2010 were the primary assets acquired by Short-Term Income Fund. For financial reporting purposes, assets received and shares issued by Short-Term Income Fund were recorded at fair value; however, the cost basis of the investments received from Short-Term Bond Fund was carried forward to align ongoing reporting of Short-Term Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Short-Term Bond Fund and Short-Term Income Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $132,570,000 ($46,600,000 of accumulated realized losses and $2,047,000 of unrealized appreciation) and $766,098,000, respectively. The aggregate net assets of Short-Term Income Fund immediately following the acquisition were $898,668,000.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for Short-Term Income Fund, Short-Term Income Fund’s pro forma results of operations for the year ended October 31, 2010, would have been $21,846,000 of net investment income, $20,895,000 of net realized and unrealized gain on investments, and $42,741,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Short-Term Bond Fund that have been included in the Short-Term Income Fund’s statement of operations since July 23, 2010.

On September 23, 2010, the Manager made a payment to Money Market Fund to cover certain realized losses related to prior year security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

Effective September 27, 2010, the initial purchases of $10,000 of Class P shares of each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Blend Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short-Term Income Fund were made by the Manager.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

1. Organization (Continued)

On November 12, 2010, Classes A, B, and C shares of each of LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I and SmallCap Growth Fund II and Class A and Class C shares of LargeCap Growth Fund II liquidated and the proceeds of each liquidation were sent to the shareholders of each of Class A, Class B and Class C.

Effective November 12, 2010, SmallCap Value Fund II acquired all the assets and assumed all the liabilities of SmallCap Value Fund I pursuant to a plan of acquisition approved by shareholders on November 4, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 9,274,000 shares from SmallCap Value Fund I for 14,238,000 shares valued at $126,205,000 of SmallCap Value Fund II at an approximate exchange rate of 1.53, 1.58, 1.56, 1.55, 1.55, 1.54, for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Value Fund I, with a fair value of approximately $126,028,000 and a cost of $115,041,000 at November 12, 2010 were the primary assets acquired by SmallCap Value Fund II. For financial reporting purposes, assets received and shares issued by SmallCap Value Fund II were recorded at fair value; however, the cost basis of the investments received from SmallCap Value Fund I was carried forward to align ongoing reporting of SmallCap Value Fund II’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Value Fund I and SmallCap Value Fund II immediately prior to the acquisition in accordance with U.S. GAAP were approximately $126,205,000 ($116,247,000 of accumulated realized losses and $10,987,000 of unrealized appreciation) and $799,192,000, respectively. The aggregate net assets of SmallCap Value Fund II immediately following the acquisition were $925,397,000.

Assuming the acquisition had been completed on November 1, 2010, the beginning of the fiscal year for SmallCap Value Fund II, SmallCap Value Fund II’s pro forma results of operations for the period ended April 30, 2011, would have been $2,244,000 of net investment income, $205,963,000 of net realized and unrealized gain on investments, and $208,207,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Value Fund I that have been included in the SmallCap Value Fund II’s statement of operations since November 12, 2010.

Effective December 29, 2010, the initial purchase of $10,000 of Class P shares of Global Real Estate Securities Fund was made by the Manager.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

				International
Diversified		Global Real Estate		Emerging
International Fund		Securities Fund		Markets Fund		International Fund I
Euro	21.9%	United States Dollar	44.6%	United States Dollar	19.7%	Euro	27.4%
British Pound	16.3	Hong Kong Dollar	11.0	Hong Kong Dollar	17.1	British Pound	21.0
Japanese Yen	13.0	Japanese Yen	10.1	South Korean Won	14.9	Japanese Yen	17.2
Canadian Dollar	7.9	Australian Dollar	8.4	Taiwan Dollar	11.7	Swiss Franc	6.7
Swiss Franc	6.0	Euro	8.2	Brazilian Real	9.6	Australian Dollar	5.6
United States Dollar	5.0	British Pound	5.4	South African Rand	6.5

International		International
Growth Fund		Value Fund I
British Pound	23.0%	Euro	38.4%
Euro	20.1	British Pound	18.2
Japanese Yen	17.1	Japanese Yen	14.6
Canadian Dollar	12.0	Swiss Franc	7.6
Australian Dollar	8.2	United States Dollar	5.0
Swiss Franc	7.2

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Short-Term Income Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2011, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds may be subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2011, Diversified International Fund had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $3,005,000 that expires in 2017, and International Emerging Markets Fund had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $13,741,000 that expires in 2017, relating to Indian securities.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2011, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of April 30, 2011 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the period ended April 30, 2011, Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Global Diversified Income Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund III, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Growth Fund, SmallCap Growth Fund I, and SmallCap Growth Fund II each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period Core Plus Bond Fund I wrote call and put options on futures, swaps, securities and currencies it owns or in which it may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2011, were as follows:

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Core Plus Bond Fund I	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	25,000,358	1,047,100,000	$7,825
Options written	2,101,636	692,100,000	3,118
Options expired	(2,100,442)	(274,400,000)	(1,287)
Options closed	(571)	(118,500,000)	(654)
Options exercised	—	(182,600,000)	(618)
Balance at end of period	25,000,981	1,163,700,000	8,384

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Short Sales. Core Plus Bond Fund entered into short sales transactions during the period. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Swap Agreements. Bond & Mortgage Securities Fund, Core Plus Bond Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2011 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Details of credit default swaps where the Funds sold protection as of April 30, 2011 are as follows (amounts shown in thousands):

Credit Default Swaps on Credit Indicies - Sell Protection

						Upfront	Unrealized/
		(Pay)/Receive Expiration		Notional	Market	Premiums	Appreciation
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount(1)	Value(2)	Paid/(Received) (Depreciation)
Bond & Mortgage Securities Fund
Barclays Bank PLC	CMBX.NA.AA.1	0.35%	10/12/2052	$2,500	$(490)	$(489)	$(1)
Deutsche Bank AG	CMBX.NA.AAA.4	0.35%	02/17/2051	6,250	(242)	(280)	38
Morgan Stanley Capital Services Inc	CMBX.NA.AM.4	0.50%	02/17/2051	5,000	(471)	(561)	90
Morgan Stanley Capital Services Inc	CMBX.NA.AA.1	0.25%	10/12/2052	2,500	(332)	(349)	17
Morgan Stanley Capital Services Inc	CMBX.NA.AAA.4	0.35%	02/17/2051	6,250	(242)	(265)	23
			Total	$22,500	$(1,777)	$(1,944)	$167

Core Plus Bond Fund I
Bank of America NA	CDX.IG.16.5Y	1.00%	06/20/2016	$14,600	$86	$61	$25
Barclays Bank PLC	CDX.HY.16.5Y	5.00%	06/20/2016	15,600	526	429	97
			Total	$30,200	$612	$490	$122

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection
				Implied
				Credit
		(Pay)/		Spread as			Upfront	Unrealized/
Counterparty		Receive	Expiration	of April	Notional	Market	Premiums	Appreciation
(Issuer)	Reference Entity	Fixed Rate	Date	30, 2011(3)	Amount(1)	Value(2)	Paid/(Received) (Depreciation)

Core Plus Bond Fund I
Bank of America NA	Japanese Government Bond	1.00%	03/20/2016	0.76%	$300	$4	$4	$ —
	(20Y); 2.00%; 03/21/2022
Bank of America NA	Berkshire Hathaway Finance	1.00%	03/20/2015	0.76%	2,200	18	(30)	48
	Corp; 4.63%; 10/15/2013
Bank of America NA	United Mexican States; 7.50%;	1.00%	03/20/2021	1.36%	200	(6)	(9)	3
	04/08/2033
Bank of America NA	MetLife Inc; 5.00%;	1.00%	12/20/2015	1.23%	3,900	(37)	(195)	158
	06/15/2015
Bank of America NA	France (Govt of) OAT BD;	0.25%	03/20/2016	0.71%	1,400	(30)	(53)	23
	4.25%; 04/25/2019
Bank of America NA	United Mexican States; 7.50%;	1.00%	09/20/2015	0.88%	300	1	(4)	5
	04/08/2033
Bank of America NA	UK GILT; 4.25%; 06/07/2032	1.00%	06/20/2016	0.57%	3,200	67	65	2
Bank of America NA	MetLife Inc; 5.00%;	1.00%	09/20/2015	1.16%	9,500	(64)	(536)	472
	06/15/2015
Bank of America NA	Spanish Government Bond;	1.00%	03/20/2016	2.32%	400	(23)	(25)	2
	5.50%; 07/30/2017
Bank of America NA	Japanese Government Bond	1.00%	03/20/2016	0.76%	200	3	3	—
	(20Y); 2.00%; 03/21/2022
Bank of America NA	General Electric Capital Corp;	1.00%	12/20/2015	0.98%	2,000	4	(36)	40
	5.63%; 09/15/2017
Bank of America NA	General Electric Capital Corp;	1.00%	12/20/2015	0.98%	2,100	4	(39)	43
	5.63%; 09/15/2017
Bank of America NA	Credit Agricole (London);	1.00%	06/20/2016	2.61%	2,500	(268)	(265)	(3)
	0.50%; 03/13/2016
Barclays Bank PLC	Republic of Brazil Global	1.00%	12/20/2015	0.99%	11,600	4	(61)	65
	Bond; 12.25%; 03/06/2030
Barclays Bank PLC	United Mexican States; 7.50%;	1.00%	03/20/2015	0.81%	1,500	9	(26)	35
	04/08/2033
Barclays Bank PLC	Republic of Italy Global Bond;	1.00%	03/20/2016	1.43%	1,200	(23)	(44)	21
	6.88%; 09/27/2023
Barclays Bank PLC	France (Govt of) OAT BD;	0.25%	03/20/2016	0.71%	1,000	(22)	(35)	13
	4.25%; 04/25/2019
Barclays Bank PLC	Republic of Brazil Global Bond;	1.00%	06/20/2015	0.90%	500	1	(6)	7
	12.25%; 03/06/2030
Barclays Bank PLC	Merrill Lynch & Co; 5.00%;	1.00%	12/20/2011	0.26%	6,200	30	(8)	38
	01/15/2015
BNP Paribas S.A.	U S Treasury Note; 4.88%;	0.25%	03/20/2016	0.42%	6,200	(71)	(85)	14
	08/15/2016
Citibank NA	Spanish Government Bond;	1.00%	06/20/2016	2.34%	4,900	(302)	(339)	37
	5.50%; 07/30/2017
Citibank NA	Russian Federation Bond;	1.00%	03/20/2016	1.23%	11,200	(126)	(268)	142
	7.50%; 03/31/2030
Citibank NA	Republic of Brazil Global Bond;	1.00%	06/20/2016	1.05%	5,400	(14)	(18)	4
	12.25%; 03/06/2030
Citibank NA	Republic of Brazil Global Bond;	1.00%	03/20/2021	1.50%	9,900	(392)	(433)	41
	12.25%; 03/06/2030
Citibank NA	Republic of Brazil Global Bond;	1.00%	09/20/2015	0.95%	1,000	1	(14)	15
	12.25%; 03/06/2030
Citibank NA	Republic of Brazil Global Bond;	1.00%	06/20/2015	0.90%	1,000	3	(23)	26
	12.25%; 03/06/2030
Citibank NA	Berkshire Hathaway Finance	1.00%	03/20/2016	1.00%	300	—	(3)	3
	Corp; 4.63%; 10/15/2013
Citibank NA	United Mexican States; 7.50%;	1.00%	03/20/2015	0.81%	1,500	10	(26)	36
	04/08/2033
Citibank NA	United Mexican States; 7.50%;	1.00%	09/20/2015	0.88%	700	3	(9)	12
	04/08/2033
Deutsche Bank AG	UK GILT; 4.25%; 06/07/2032	1.00%	12/20/2014	0.40%	200	4	1	3
Deutsche Bank AG	United Mexican States; 7.50%;	1.00%	03/20/2015	0.81%	800	5	(14)	19
	04/08/2033
Deutsche Bank AG	Republic of Italy Global Bond;	1.00%	06/20/2016	1.45%	2,300	(50)	(59)	9
	6.88%; 09/27/2023
Deutsche Bank AG	Arab Republic of Egypt; 5.75%;	1.00%	03/20/2016	3.33%	5,500	(593)	(557)	(36)
	04/29/2020
Deutsche Bank AG	United Mexican States; 7.50%;	1.00%	03/20/2016	0.95%	5,900	13	(42)	55
	04/08/2033

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2011 (unaudited)

3. Operating Policies (Continued)

				Implied
				Credit
		(Pay)/		Spread as			Upfront	Unrealized/
Counterparty		Receive	Expiration	of April	Notional	Market	Premiums	Appreciation
(Issuer)	Reference Entity	Fixed Rate	Date	30, 2011(3)	Amount(1)	Value(2)	Paid/(Received) (Depreciation)
Deutsche Bank AG	Metlife Inc; 5.00%; 06/15/2015	1.00%	03/20/2018	1.49%	$ 4,600	$ (128)	$ (257)	$ 129
Deutsche Bank AG	Japanese Government Bond	1.00%	03/20/2015	0.63%	1,000	15	9	6
	(20Y); 2.00%; 03/21/2022
Deutsche Bank AG	France (Govt of) OAT BD;	0.25%	03/20/2016	0.71%	500	(11)	(19)	8
	4.25%; 04/25/2019
Deutsche Bank AG	Republic of Brazil Global Bond;	1.00%	06/20/2015	0.90%	600	2	(5)	7
	12.25%; 03/06/2030
Deutsche Bank AG	General Electric Capital Corp;	4.75%	12/20/2013	0.65%	100	11	—	11
	5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital Corp;	4.90%	12/20/2013	0.65%	300	34	—	34
	5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital Corp;	4.23%	12/20/2013	0.65%	800	76	—	76
	5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital Corp;	4.30%	12/20/2013	0.65%	300	29	—	29
	5.63%; 09/15/2017
Deutsche Bank AG	Republic of Indonesia; 6.75%;	1.00%	09/20/2015	1.14%	500	(3)	(10)	7
	03/10/2014
Goldman Sachs	Japanese Government Bond	1.00%	06/20/2016	0.79%	3,300	34	34	—
International	(20Y); 2.00%; 03/21/2022
Goldman Sachs	Republic of Brazil Global Bond;	1.00%	06/20/2015	0.90%	500	2	(5)	7
International	12.25%; 03/06/2030
Goldman Sachs	Spanish Government Bond;	1.00%	03/20/2016	2.32%	400	(24)	(26)	2
International	5.50%; 07/30/2017
Goldman Sachs	UK GILT; 4.25%; 06/07/2032	1.00%	06/20/2015	0.45%	12,300	267	90	177
International
Goldman Sachs	France (Govt of) OAT BD;	0.25%	06/20/2016	0.73%	7,500	(179)	(195)	16
International	4.25%; 04/25/2019
Goldman Sachs	UK GILT; 4.25%; 06/07/2032	1.00%	12/20/2015	0.52%	1,000	22	21	1
International
Goldman Sachs	Berkshire Hathaway Finance	1.00%	03/20/2015	0.76%	1,100	9	(15)	24
International	Corp; 4.63%; 10/15/2013
Goldman Sachs	UK GILT; 4.25%; 06/07/2032	1.00%	12/20/2015	0.52%	2,100	45	43	2
International
Goldman Sachs	France (Govt of) OAT BD;	0.25%	12/20/2015	0.67%	400	(8)	(7)	(1)
International	4.25%; 04/25/2019
Goldman Sachs	Spanish Government Bond;	1.00%	06/20/2016	2.34%	1,000	(61)	(59)	(2)
International	5.50%; 07/30/2017
Goldman Sachs	Republic of Italy Global Bond;	1.00%	06/20/2016	1.45%	1,000	(21)	(19)	(2)
International	6.88%; 09/27/2023
Goldman Sachs	Republic of Italy Global Bond;	1.00%	03/20/2016	1.43%	400	(8)	(15)	7
International	6.88%; 09/27/2023
HSBC Bank USA,	United Mexican States; 7.50%;	1.00%	03/20/2021	1.36%	7,500	(207)	(340)	133
N.A.	04/08/2033
HSBC Bank USA,	Republic of Brazil Global Bond;	1.00%	06/20/2015	0.90%	4,400	14	(39)	53
N.A.	12.25%; 03/06/2030
HSBC Bank USA,	Republic of Brazil Global Bond;	1.00%	06/20/2015	0.90%	2,100	7	(18)	25
N.A.	12.25%; 03/06/2030
HSBC Bank USA,	Republic of Brazil Global Bond;	1.00%	03/20/2016	1.02%	21,200	(25)	(111)	86
N.A.	12.25%; 03/06/2030
HSBC Bank USA,	Republic of Brazil Global Bond;	1.00%	06/20/2015	0.90%	1,900	6	(42)	48
N.A.	12.25%; 03/06/2030
HSBC Bank USA,	Republic of Brazil Global Bond;	1.00%	09/20/2015	0.95%	1,500	3	(13)	16
N.A.	12.25%; 03/06/2030
Morgan Stanley	Citigroup Inc; 6.50%;	1.00%	06/20/2011	0.24%	400	—	—	—
Capital Services Inc	01/18/2011
Morgan Stanley	France (Govt of) OAT BD;	0.25%	03/20/2016	0.71%	500	(11)	(16)	5
Capital Services Inc	4.25%; 04/25/2019
Morgan Stanley	Citigroup Inc; 6.50%;	1.00%	06/20/2011	0.24%	500	1	—	1
Capital Services Inc	01/18/2011
Morgan Stanley	Republic of Brazil Global Bond;	1.00%	06/20/2015	0.90%	600	2	(5)	7
Capital Services Inc	12.25%; 03/06/2030
Royal Bank of	United Mexican States; 7.50%;	1.00%	09/20/2015	0.88%	2,100	9	(21)	30
Scotland PLC	04/08/2033
Royal Bank of	France (Govt of) OAT BD;	0.25%	12/20/2015	0.67%	700	(13)	(12)	(1)
Scotland PLC	4.25%; 04/25/2019
Royal Bank of	France (Govt of) OAT BD;	0.25%	03/20/2016	0.71%	500	(11)	(16)	5
Scotland PLC	4.25%; 04/25/2019
UBS AG Stamford	France (Govt of) OAT BD;	0.25%	03/20/2016	0.71%	1,800	(39)	(69)	30
	4.25%; 04/25/2019

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2011 (unaudited)

3. Operating Policies (Continued)

				Implied
				Credit
		(Pay)/		Spread as			Upfront	Unrealized/
Counterparty		Receive	Expiration	of April	Notional	Market	Premiums	Appreciation
(Issuer)	Reference Entity	Fixed Rate	Date	30, 2011(3) Amount(1)		Value(2)	Paid/(Received)	(Depreciation)
UBS AG Stamford	Republic of Brazil Global Bond;	1.00%	09/20/2015	0.95%	$ 500	$ 1	$ (4)	$ 5
	12.25%; 03/06/2030
UBS AG Stamford	U S Treasury Note; 4.88%;	0.25%	09/20/2015	0.37%	10,100	(83)	(129)	46
	08/15/2016
UBS AG Stamford	Berkshire Hathaway Finance	1.00%	03/20/2015	0.76%	1,100	9	(15)	24
	Corp; 4.63%; 10/15/2013
				Total	$204,100	$(2,071)	$(4,474)	$2,403

(1) The maximum potential payment amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of April 30, 2011, counterparties had pledged collateral for swap agreements of $3,867,000 for Core Plus Bond Fund I and $173,503 for the Inflation Protection Fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2011		Liability Derivatives April 30, 2011
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$ 168	Payables, Net Assets Consist of Net unrealized	$ 3,058
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$ 4	Payables	$ 133
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 337 * Payables, Net Assets Consist of Net unrealized		$ 336
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total $ 509			$ 3,527
Core Plus Bond Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$ 2,751	Payables, Net Assets Consist of Net unrealized	$ 350
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$ 13,920	Payables	$ 6,114
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 13,610 * Payables, Net Assets Consist of Net unrealized		$ 9,845 *
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total $ 30,281			$ 16,309
Global Real Estate Securities Fund
Foreign exchange contracts	Receivables	$ 390	Payables	$ 395
Inflation Protection Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 532 * Payables, Net Assets Consist of Net unrealized		$ 1,101 *
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 2,203 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
International Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 4,611 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Blend Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 1,617 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 3,267 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 901 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$ 1	Payables	$ 22
	Total $ 902			$22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives April 30, 2011		Liability Derivatives April 30, 2011
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 3,886 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 1,320 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 1,735 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 2,396 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 2,986 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 177 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 3,028 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 98* Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Short-Term Income Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$ — Payables, Net Assets Consist of Net unrealized	$ 1,387 *
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 177 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 83* Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 5,823 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 315 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 522 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 1,710 * Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/Depreciation of Derivatives
as hedging instruments	Recognized in Operations	Recognized in Operations	Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$ (5,788)	$ (426)
agreements/Change in unrealized
appreciation/depreciation of Swap
agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$ 3,672	$ 91
currency transactions/Change in unrealized
appreciation/depreciation of Translation of
assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$ (494)	$ 393
contracts and Swap agreements/Change in
unrealized appreciation/depreciation of
Futures contracts and Swap agreements
	Total	$ (2,610)	$ 58
Core Plus Bond Fund I
Credit contracts	Net realized gain (loss) from Swap	$ 5,818	$ 426
agreements/Change in unrealized
appreciation/depreciation of Swap
agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$ (86,957)	$ 3,881
currency transactions/Change in unrealized
appreciation/depreciation of Translation of
assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$ (2,312)	$ (7,534)
contracts, Options and Swaptions, and Swap
agreements/Change in unrealized
appreciation/depreciation of Futures
contracts, Options and Swaptions, and Swap
agreements

	Total	$ (83,451)	$ (3,227)
Disciplined LargeCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$ 7	$ (5)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Global Real Estate Securities Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$ 157	$ (2)
currency transactions/Change in unrealized
appreciation/depreciation of Translation of
assets and liabilities in foreign currencies
Inflation Protection Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ 2,162	$ (786)
contracts and Swap agreements/Change in
unrealized appreciation/depreciation of
Futures contracts and Swap agreements

International Fund I
Equity contracts	Net realized gain (loss) from Futures	$ 4,478	$ 19
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
International Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$ 6,395	$ 2,051
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
LargeCap Blend Fund II
Equity contracts	Net realized gain (loss) from Futures	$ 7,823	$ 1,285
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$ 16,094	$ (903)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/Depreciation of Derivatives
as hedging instruments	Recognized in Operations	Recognized in Operations	Recognized in Operations
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$ 3,864	$ 188
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$ 1,325	$ (16)
currency transactions/Change in unrealized
appreciation/depreciation of Translation of
assets and liabilities in foreign currencies
		$ 5,189	$ 172

Total
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$ 7,444	$ 2,383
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$ 2,286	$ 550
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
LargeCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$ 7,674	$ 1,703
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$ 4,328	$ 1,551
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$ 10,036	$ 2,133
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$ 1,698	$ (98)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$ 10,368	$ 418
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$ 421	$ 83
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Short-Term Income Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ 1,389	$ (524)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$ 506	$ 2
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Growth Fund
Equity contracts	Net realized gain (loss) from Futures	$ 689	$ (113)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$ 12,245	$ 3,497
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/Depreciation of Derivatives
as hedging instruments	Recognized in Operations	Recognized in Operations	Recognized in Operations
SmallCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$ 2,501	$ 207
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$ 811	$ 469
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$ 11,010	$ (1,502)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Bond & Mortgage Securities Fund, Core Plus Bond Fund, Inflation Protection Fund, and Short-Term Income Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2011.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. As of April 30, 2011, there were no significant transfers between Levels 1 and 3 or into/out of Level 3.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of April 30, 2011, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$ —	$ 1,170,136	$ 22,147	$ 1,192,283
Common Stocks*	—	—	—	—
Convertible Bonds	—	1,139	—	1,139
Preferred Stocks	784	—	—	784
Repurchase Agreements	—	104,781	—	104,781
Senior Floating Rate Interests	—	37,718	3,000	40,718
U.S. Government & Government Agency Obligations	—	800,208	—	800,208
Total investments in securities $	784	$ 2,113,982	$ 25,147	$ 2,139,913
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 168	$ —	$ 168
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 4	$ —	$ 4
Interest Rate Contracts**
Futures	$ 337	$ —	$ —	$ 337
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (3,058)	$ —	$ (3,058)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (133)	$ —	$ (133)
Interest Rate Contracts**
Interest Rate Swaps	$ —	$ (336)	$ —	$ (336)

Core Plus Bond Fund I
Bonds	$ —	$ 1,273,822	$ 79,523	$ 1,353,345
Commercial Paper	—	328,922	—	328,922
Convertible Bonds	—	14,696	—	14,696
Convertible Preferred Stocks	6,261	—	—	6,261
Municipal Bonds	—	104,415	—	104,415
Purchased Swaptions	—	165	—	165
Repurchase Agreements	—	508,300	—	508,300
Senior Floating Rate Interests	—	4,411	—	4,411
U.S. Government & Government Agency Obligations	—	821,318	—	821,318
Total investments in securities $	6,261	$ 3,056,049	$ 79,523	$ 3,141,833
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 2,342	$ 228	$ 2,570
Credit Default Swaptions	$ —	$ 181	$ —	$ 181
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 13,914	$ —	$ 13,914
Interest Rate Contracts**
Futures	$ 9,359	$ —	$ —	$ 9,359
Inflation Floors	$ —	$ 114	$ —	$ 114
Interest Rate Swaps	$ —	$ 3,390	$ 255	$ 3,645
Interest Rate Swaptions	$ —	$ 215	$ —	$ 215
Written Options	$ —	$ 277	$ —	$ 277
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (45)	$ —	$ (45)
Credit Default Swaptions	$ —	$ (305)	$ —	$ (305)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (6,108)	$ —	$ (6,108)
Interest Rate Contracts**
Forward Volatility Agreements	$ —	$ —	$ (1,348)	$ (1,348)
Futures	$ (1,653)	$ —	$ —	$ (1,653)
Interest Rate Swaps	$ —	$ (4,524)	$ (50)	$ (4,574)
Interest Rate Swaptions	$ —	$ (2,270)	$ —	$ (2,270)
Short Sales**
U.S. Government & Government Agency Obligations	$ —	$ (221)	$ —	$ (221)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Disciplined LargeCap Blend Fund
Common Stocks*	$ 287,448	$ —	$ —	$ 287,448
Total investments in securities $	287,448	$ —	$ —	$ 287,448

Diversified International Fund
Common Stocks
Basic Materials	$ 271,619	$ —	$ —	$ 271,619
Communications	185,047	—	—	185,047
Consumer, Cyclical	232,777	—	—	232,777
Consumer, Non-cyclical	290,616	1,811	—	292,427
Diversified	22,143	—	—	22,143
Energy	230,259	4,203	—	234,462
Financial	471,757	2,416	—	474,173
Industrial	262,334	—	—	262,334
Technology	88,783	—	—	88,783
Utilities	57,861	—	—	57,861
Repurchase Agreements	—	15,679	—	15,679
Total investments in securities $	2,113,196	$ 24,109	$ —	$ 2,137,305

Equity Income Fund
Bonds	$ —	$ 1,455	$ —	$ 1,455
Common Stocks*	3,559,406	—	—	3,559,406
Preferred Stocks*	23,210	—	—	23,210
Repurchase Agreements	—	73,308	—	73,308
Total investments in securities $	3,582,616	$ 74,763	$ —	$ 3,657,379

Global Diversified Income Fund
Bonds	$ —	$ 1,383,765	$ 26,974	$ 1,410,739
Common Stocks
Basic Materials	13,693	—	—	13,693
Communications	19,945	600	—	20,545
Consumer, Cyclical	26,080	—	—	26,080
Consumer, Non-cyclical	26,471	—	—	26,471
Diversified	5,380	—	—	5,380
Energy	266,007	715	—	266,722
Exchange Traded Funds	629	—	—	629
Financial	227,745	—	—	227,745
Industrial	10,319	—	—	10,319
Technology	4,265	—	—	4,265
Utilities	9,343	—	—	9,343
Convertible Bonds	—	3,624	—	3,624
Convertible Preferred Stocks
Financial	3,183	2,926	—	6,109
Preferred Stocks
Communications	17,681	—	—	17,681
Energy	155	—	—	155
Financial	143,381	30,211	18,902	192,494
Government	—	9,475	—	9,475
Utilities	1,506	—	—	1,506
Repurchase Agreements	—	37,863	—	37,863
Senior Floating Rate Interests	—	58,094	15,350	73,444
Total investments in securities $	775,783	$ 1,527,273	$ 61,226	$ 2,364,282

Global Real Estate Securities Fund
Common Stocks*	$ 177,918	$ —	$ —	$ 177,918
Total investments in securities $	177,918	$ —	$ —	$ 177,918
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 388	$ —	$ 388
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (393)	$ —	$ (393)

Government & High Quality Bond Fund
Bonds	$ —	$ 534,394	$ 5,817	$ 540,211
Repurchase Agreements	—	58,050	—	58,050
U.S. Government & Government Agency Obligations	—	1,127,762	—	1,127,762
Total investments in securities $	—	$ 1,720,206	$ 5,817	$ 1,726,023

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

High Yield Fund
Bonds	$ —	$ 2,785,127	$ 28,143	$ 2,813,270
Common Stocks
Consumer, Cyclical	30,277	—	—	30,277
Consumer, Non-cyclical	—	—	2	2
Energy	—	—	—	—
Financial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	26,046	9,447	35,493
Preferred Stocks
Financial	8,097	46,510	—	54,607
Government	2,626	—	—	2,626
Repurchase Agreements	—	112,201	—	112,201
Senior Floating Rate Interests	—	354,189	50,700	404,889
Total investments in securities $	41,000	$ 3,324,073	$ 88,292	$ 3,453,365

High Yield Fund I
Bonds	$ —	$ 1,258,539	$ 6,832	$ 1,265,371
Common Stocks
Basic Materials	3,479	—	—	3,479
Consumer, Cyclical	3,637	—	124	3,761
Consumer, Non-cyclical	192	—	36	228
Industrial	213	—	—	213
Technology	2,245	—	—	2,245
Convertible Bonds	—	122	—	122
Convertible Preferred Stocks
Consumer, Cyclical	548	—	—	548
Preferred Stocks
Consumer, Non-cyclical	—	—	62	62
Financial	866	—	4,275	5,141
Repurchase Agreements	—	52,277	—	52,277
Senior Floating Rate Interests	—	101,687	—	101,687
Total investments in securities $	11,180	$ 1,412,625	$ 11,329	$ 1,435,134

Income Fund
Bonds	$ —	$ 999,200	$ 11,819	$ 1,011,019
Common Stocks*	—	—	—	—
Convertible Bonds	—	16,668	—	16,668
Repurchase Agreements	—	92,340	—	92,340
Senior Floating Rate Interests	—	8,064	—	8,064
U.S. Government & Government Agency Obligations	—	319,896	—	319,896
Total investments in securities $	—	$ 1,436,168	$ 11,819	$ 1,447,987

Inflation Protection Fund
Bonds	$ —	$ 13,311	$ 7,125	$ 20,436
U.S. Government & Government Agency Obligations	—	601,691	—	601,691
Total investments in securities $	—	$ 615,002	$ 7,125	$ 622,127
Assets
Interest Rate Contracts**
Futures	$ 135	$ —	$ —	$ 135
Interest Rate Swaps	$ —	$ 397	$ —	$ 397
Liabilities
Interest Rate Contracts**
Futures	$ (794)	$ —	$ —	$ (794)
Interest Rate Swaps	$ —	$ (307)	$ —	$ (307)

International Emerging Markets Fund
Bonds	$ —	$ —	$ 169	$ 169
Common Stocks
Basic Materials	250,394	—	—	250,394
Communications	152,584	—	—	152,584
Consumer, Cyclical	186,926	—	—	186,926
Consumer, Non-cyclical	127,373	6,008	—	133,381
Diversified	56,242	—	—	56,242
Energy	275,399	26,100	—	301,499
Financial	398,949	13,403	—	412,352
Industrial	105,512	—	—	105,512
Technology	153,404	—	—	153,404
Utilities	21,348	—	—	21,348
Repurchase Agreements	—	4,515	—	4,515
Total investments in securities $	1,728,131	$ 50,026	$ 169	$ 1,778,326

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Fund I
Common Stocks*	$ 1,537,857	$ —	$ —	$ 1,537,857
Repurchase Agreements	—	19,965	—	19,965
Total investments in securities $	1,537,857	$ 19,965	$ 9	$ 1,557,831
Assets
Equity Contracts**
Futures	$ 2,203	$ —	$ —	$ 2,203

International Growth Fund
Common Stocks*	$ 1,217,725	$ —	$ —	$ 1,217,725
Repurchase Agreements	—	12,222	—	12,222
Total investments in securities $	1,217,725	$ 12,222	$ —	$ 1,229,947

International Value Fund I
Common Stocks*	$ 1,476,150	$ —	$ —	$ 1,476,150
Repurchase Agreements	—	42,874	—	42,874
Total investments in securities $	1,476,150	$ 42,874	$ —	$ 1,519,024
Assets
Equity Contracts**
Futures	$ 4,611	$ —	$ —	$ 4,611

LargeCap Blend Fund II
Common Stocks*	$ 1,094,706	$ —	$ —	$ 1,094,706
Repurchase Agreements	—	32,575	—	32,575
Total investments in securities $	1,094,706	$ 32,575	$ —	$ 1,127,281
Assets
Equity Contracts**
Futures	$ 1,617	$ —	$ —	$ 1,617

LargeCap Growth Fund
Common Stocks*	$ 2,527,249	$ —	$ —	$ 2,527,249
Repurchase Agreements	—	69,362	—	69,362
Total investments in securities $	2,527,249	$ 69,362	$ —	$ 2,596,611

LargeCap Growth Fund I
Common Stocks
Basic Materials	$ 66,941	$ —	$ —	$ 66,941
Communications	523,925	—	4,821	528,746
Consumer, Cyclical	349,603	—	—	349,603
Consumer, Non-cyclical	653,400	—	—	653,400
Energy	335,765	—	—	335,765
Financial	206,233	—	—	206,233
Industrial	600,209	—	—	600,209
Technology	670,676	—	—	670,676
Utilities	727	—	—	727
Repurchase Agreements	—	79,557	—	79,557
Total investments in securities $	3,407,479	$ 79,557	$ 4,821	$ 3,491,857
Assets
Equity Contracts**
Futures	$ 3,267	$ —	$ —	$ 3,267

LargeCap Growth Fund II
Common Stocks*	$ 1,175,766	$ —	$ —	$ 1,175,766
Repurchase Agreements	—	19,963	—	19,963
Total investments in securities $	1,175,766	$ 19,963	$ —	$ 1,195,729
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 1	$ —	$ 1
Equity Contracts**
Futures	$ 901	$ —	$ —	$ 901
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (22)	$ —	$ (22)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

LargeCap S&P 500 Index Fund
Common Stocks*	$ 2,614,366		$ —	$ —	$ 2,614,366
Repurchase Agreements		—	85,908	—	85,908
	Total investments in securities $	2,614,366	$ 85,908	$ —	$ 2,700,274
Assets
Equity Contracts**
Futures	$ 3,886		$ —	$ —	$ 3,886

LargeCap Value Fund
Common Stocks*	$ 1,667,236		$ —	$ —	$ 1,667,236
Repurchase Agreements		—	36,247	—	36,247
	Total investments in securities $	1,667,236	$ 36,247	$ —	$ 1,703,483
Assets
Equity Contracts**
Futures	$ 1,320		$ —	$ —	$ 1,320

LargeCap Value Fund I
Common Stocks*	$ 2,246,645		$ —	$ —	$ 2,246,645
Repurchase Agreements		—	39,827	—	39,827
	Total investments in securities $	2,246,645	$ 39,827	$ —	$ 2,286,472
Assets
Equity Contracts**
Futures	$ 1,735		$ —	$ —	$ 1,735

LargeCap Value Fund III
Common Stocks*	$ 1,361,535		$ —	$ —	$ 1,361,535
Repurchase Agreements		—	58,961	—	58,961
	Total investments in securities $	1,361,535	$ 58,961	$ —	$ 1,420,496
Assets
Equity Contracts**
Futures	$ 2,396		$ —	$ —	$ 2,396

MidCap Blend Fund
Common Stocks
Basic Materials	$ 83,943		$ —	$ —	$ 83,943
Communications		249,570	—	—	249,570
Consumer, Cyclical		170,741	—	—	170,741
Consumer, Non-cyclical		376,728	—	—	376,728
Diversified		24,658	—	—	24,658
Energy		168,513	—	—	168,513
Financial		372,016	—	3,000	375,016
Industrial		51,922	—	—	51,922
Technology		113,183	—	—	113,183
Utilities		51,707	—	—	51,707
Repurchase Agreements		—	12,940	—	12,940
	Total investments in securities $	1,662,981	$ 12,940	$ 3,000	$ 1,678,921

MidCap Growth Fund
Common Stocks*	$ 140,869		$ —	$ —	$ 140,869
Repurchase Agreements		—	5,742	—	5,742
	Total investments in securities $	140,869	$ 5,742	$ —	$ 146,611

MidCap Growth Fund III
Common Stocks*	$ 1,775,019		$ —	$ —	$ 1,775,019
Repurchase Agreements		—	57,789	—	57,789
	Total investments in securities $	1,775,019	$ 57,789	$ —	$ 1,832,808
Assets
Equity Contracts**
Futures	$ 2,986		$ —	$ —	$ 2,986

MidCap S&P 400 Index Fund
Common Stocks*	$ 463,227		$ —	$ —	$ 463,227
Repurchase Agreements		—	6,204	—	6,204
	Total investments in securities $	463,227	$ 6,204	$ —	$ 469,431
Assets
Equity Contracts**
Futures	$ 177		$ —	$ —	$ 177

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

MidCap Value Fund I
Common Stocks*	$ 1,652,117		$ —	$ —	$ 1,652,117
Repurchase Agreements		—	63,495	—	63,495
	Total investments in securities $	1,652,117	$ 63,495	$ —	$ 1,715,612
Assets
Equity Contracts**
Futures	$ 3,028		$ —	$ —	$ 3,028

MidCap Value Fund III
Common Stocks*	$ 103,038		$ —	$ —	$ 103,038
Repurchase Agreements		—	1,706	—	1,706
	Total investments in securities $	103,038	$ 1,706	$ —	$ 104,744
Assets
Equity Contracts**
Futures	$ 98		$ —	$ —	$ 98

Money Market Fund
Bonds	$ —		$ 154,812	$ —	$ 154,812
Certificate of Deposit		—	8,000	—	8,000
Commercial Paper		—	875,114	—	875,114
Investment Companies		52,480	—	—	52,480
Municipal Bonds		—	97,383	—	97,383
Repurchase Agreements		—	93,500	—	93,500
	Total investments in securities $	52,480	$ 1,228,809	$ —	$ 1,281,289

Principal Capital Appreciation Fund
Common Stocks*	$ 1,468,178		$ —	$ —	$ 1,468,178
Repurchase Agreements		—	42,610	—	42,610
	Total investments in securities $	1,468,178	$ 42,610	$ —	$ 1,510,788

Principal LifeTime 2010 Fund
Investment Companies	$ 1,826,234		$ —	$ —	$ 1,826,234
	Total investments in securities $	1,826,234	$ —	$ —	$ 1,826,234

Principal LifeTime 2015 Fund
Investment Companies	$ 631,535		$ —	$ —	$ 631,535
	Total investments in securities $	631,535	$ —	$ —	$ 631,535

Principal LifeTime 2020 Fund
Investment Companies	$ 5,319,901		$ —	$ —	$ 5,319,901
	Total investments in securities $	5,319,901	$ —	$ —	$ 5,319,901

Principal LifeTime 2025 Fund
Investment Companies	$ 722,904		$ —	$ —	$ 722,904
	Total investments in securities $	722,904	$ —	$ —	$ 722,904

Principal LifeTime 2030 Fund
Investment Companies	$ 4,867,394		$ —	$ —	$ 4,867,394
	Total investments in securities $	4,867,394	$ —	$ —	$ 4,867,394

Principal LifeTime 2035 Fund
Investment Companies	$ 469,224		$ —	$ —	$ 469,224
	Total investments in securities $	469,224	$ —	$ —	$ 469,224

Principal LifeTime 2040 Fund
Investment Companies	$ 2,895,728		$ —	$ —	$ 2,895,728
	Total investments in securities $	2,895,728	$ —	$ —	$ 2,895,728

Principal LifeTime 2045 Fund
Investment Companies	$ 218,441		$ —	$ —	$ 218,441
	Total investments in securities $	218,441	$ —	$ —	$ 218,441

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal LifeTime 2050 Fund
Investment Companies	$ 1,221,894		$ —	$ —	$ 1,221,894
	Total investments in securities $	1,221,894	$ —	$ —	$ 1,221,894

Principal LifeTime 2055 Fund
Investment Companies	$ 33,871		$ —	$ —	$ 33,871
	Total investments in securities $	33,871	$ —	$ —	$ 33,871

Principal LifeTime Strategic Income Fund
Investment Companies	$ 678,769		$ —	$ —	$ 678,769
	Total investments in securities $	678,769	$ —	$ —	$ 678,769

Real Estate Securities Fund
Common Stocks*	$ 1,798,566		$ —	$ —	$ 1,798,566
Convertible Preferred Stocks
Financial	$ —		$ 18,416	$ —	$ 18,416
Repurchase Agreements		—	14,826	—	14,826
	Total investments in securities $	1,798,566	$ 33,242	$ —	$ 1,831,808

SAM Balanced Portfolio
Investment Companies	$ 3,539,367		$ —	$ —	$ 3,539,367
	Total investments in securities $	3,539,367	$ —	$ —	$ 3,539,367

SAM Conservative Balanced Portfolio
Investment Companies	$ 922,299		$ —	$ —	$ 922,299
	Total investments in securities $	922,299	$ —	$ —	$ 922,299

SAM Conservative Growth Portfolio
Investment Companies	$ 2,538,721		$ —	$ —	$ 2,538,721
	Total investments in securities $	2,538,721	$ —	$ —	$ 2,538,721

SAM Flexible Income Portfolio
Investment Companies	$ 1,081,178		$ —	$ —	$ 1,081,178
	Total investments in securities $	1,081,178	$ —	$ —	$ 1,081,178

SAM Strategic Growth Portfolio
Investment Companies	$ 1,641,545		$ —	$ —	$ 1,641,545
	Total investments in securities $	1,641,545	$ —	$ —	$ 1,641,545

Short-Term Income Fund
Bonds	$ —		$ 970,834	$ —	$ 970,834
Repurchase Agreements		—	8,233	—	8,233
U.S. Government & Government Agency Obligations		—	12,422	—	12,422
	Total investments in securities $	—	$ 991,489	$ —	$ 991,489
Liabilities
Interest Rate Contracts**
Futures	$ (1,387)		$ —	$ —	$ (1,387)

SmallCap Blend Fund
Common Stocks*	$ 244,645		$ —	$ —	$ 244,645
Repurchase Agreements		—	5,378	—	5,378
	Total investments in securities $	244,645	$ 5,378	$ —	$ 250,023
Assets
Equity Contracts**
Futures	$ 177		$ —	$ —	$ 177

SmallCap Growth Fund
Common Stocks*	$ 99,082		$ —	$ —	$ 99,082
Repurchase Agreements		—	2,495	—	2,495
	Total investments in securities $	99,082	$ 2,495	$ —	$ 101,577
Assets
Equity Contracts**
Futures	$ 83		$ —	$ —	$ 83

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks*	$ 1,486,991		$ —	$ —	$ 1,486,991
Repurchase Agreements		—	94,996	—	94,996
	Total investments in securities $	1,486,991	$ 94,996	$ —	$ 1,581,987

Assets
Equity Contracts**
Futures	$ 5,823		$ —	$ —	$ 5,823

SmallCap Growth Fund II
Common Stocks*	$ 245,310		$ —	$ —	$ 245,310
Repurchase Agreements		—	9,405	—	9,405
	Total investments in securities $	245,310	$ 9,405	$ —	$ 254,715
Assets
Equity Contracts**
Futures	$ 315		$ —	$ —	$ 315

SmallCap S&P 600 Index Fund
Common Stocks*	$ 467,695		$ —	$ —	$ 467,695
Repurchase Agreements		—	12,386	—	12,386
	Total investments in securities $	467,695	$ 12,386	$ —	$ 480,081
Assets
Equity Contracts**
Futures	$ 522		$ —	$ —	$ 522

SmallCap Value Fund
Common Stocks*	$ 347,931		$ —	$ —	$ 347,931
Repurchase Agreements		—	11,449	—	11,449
	Total investments in securities $	347,931	$ 11,449	$ —	$ 359,380

SmallCap Value Fund II
Common Stocks
Basic Materials	$ 54,145		$ —	$ —	$ 54,145
Communications		41,598	—	—	41,598
Consumer, Cyclical		139,687	—	1	139,688
Consumer, Non-cyclical		143,968	—	26	143,994
Diversified		470	—	—	470
Energy		92,930	—	—	92,930
Financial		284,942	—	27	284,969
Industrial		202,970	—	92	203,062
Technology		55,304	—	—	55,304
Utilities		31,826	—	—	31,826
Repurchase Agreements		—	22,792	—	22,792
	Total investments in securities $	1,047,840	$ 22,792	$ 146	$ 1,070,778
Assets
Equity Contracts**
Futures	$ 1,710		$ —	$ —	$ 1,710

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, forward volatility agreements, inflation floors, options, swaps and swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

4. Fair Valuation (Continued)

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums
			and Change						Net Change in Unrealized
	Value	Realized	in		Proceeds	Transfers Transfers			Appreciation/(Depreciation)
	October	Gain/	Unrealized		from into Level Out of			Value	on Investments Held at
Fund	31, 2010	(Loss) Gain/(Loss) Purchases			Sales	3*	Level 3* April 30, 2011		April 30, 2011
Bond & Mortgage Securities Fund
Bonds	$ 35,492	$ (17,406) $	20,160	$ 6,053	$ (7,554) $	3,942	$ (18,540) $	22,147	$ 689
Common Stocks
Technology	66	—	(66)	—	—	—	—	—	(66)
Senior Floating	—	—	—	3,000	—	—	—	3,000	—
Rate Interests
Total $ 35,558		$ (17,406) $	20,094	$ 9,053	$ (7,554) $	3,942	$ (18,540) $	25,147	$ 623

California Municipal Bond Fund
Municipal Bonds $	1,166	$ —	$ —	$ —	$ —	$ —	$ (1,166) $	—	$ —
Total $	1,166	$ —	$ —	$ —	$ —	$ —	$ (1,166) $	—	$ —

Core Plus Bond Fund I
Bonds	$ 44,294	$ —	$ 767	$ 51,720	$ (6,214) $	—	$ (11,044) $	79,523	$ 1,180
Credit Default	197	—	(5)	1	(6)	41	—	228	(5)
Swaps
Credit Default	17	—	—	—	(16)	—	(1)	—	—
Swaptions
Forward	(3)	—	(1,345)	—	—	—	—	(1,348)	(1,345)
Volatility
Interest Rate	6	—	—	—	—	—	(6)	—	—
Floor
Interest Rate	4,181	—	(267)	—	—	—	(3,709)	205	(267)
Swap
Total $	48,692	$ —	$ (850) $	51,721	$ (6,236) $	41	$(14,760) $	78,608	$ (437)

Global Diversified Income Fund
Bonds	$ 13,928	$ —	$ 288	$ 30,140	$ (13,590) $	572	$ (4,364) $	26,974	$ 376
Common Stocks
Financial	1	—	—	—	—	—	(1)	—	—
Preferred Stocks
Financial	7,362	—	665	10,875	—	—	—	18,902	665
Senior Floating	—	—	—	15,350	—	—	—	15,350	—
Rate Interests
Total $	21,291	$ —	$ 953	$ 56,365	$ (13,590) $	572	$ (4,365) $	61,226	$ 1,041

Government & High Quality Bond Fund
Bonds	$ 58,737	$ —	$ —	$ 5,817	$ —	$ —	$ (58,737) $	5,817	$ —
Total $	58,737	$ —	$ —	$ 5,817	$ —	$ —	$ (58,737) $	5,817	$ —

High Yield Fund
Bonds	$ 24,632	$ —	$ (802) $	10,900	$ —	$ —	$ (6,587) $	28,143	$ (774)
Common Stocks
Consumer,	2	—	—	—	—	—	—	2	—
Non-cyclical
Technology	726	—	(782)	56	—	—	—	—	(782)
Convertible	9,182	—	254	—	11	—	—	9,447	213
	—	—	—	50,700	—	—	—		—
Senior Floating								50,700
Rate Interests
Total $	34,542	$ —	$ (1,330) $	61,656	$ 11	$ —	$ (6,587) $	88,292	$ (1,343)

High Yield Fund I
Bonds	$ 12,575	$ 560	$ (299) $	2,347	$ (4,093) $	491	$ (4,749) $	6,832	$ (32)
Common Stocks
Consumer,	124	—	—	—	—	—	—	124	—
Cyclical
Consumer,	109	—	(73)	—	—	—	—	36	(73)
Non-cyclical
Technology	2,070	—	—	—	—	—	(2,070)	—	—
Convertible	117	—	—	—	—	—	(117)	—	—
Preferred Stocks
Consumer,	58	—	4	—	—	—	—	62	4
Non-cyclical
Financial	4,152	—	123	—	—	—	—	4,275	123
Total $	19,205	$ 560	$ (245) $	2,347	$ (4,093) $	491	$ (6,936) $	11,329	$ 22

				NOTES TO FINANCIAL STATEMENTS
				PRINCIPAL FUNDS, INC.
				April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
			Accrued
			Discounts/
			Premiums
			and Change						Net Change in Unrealized
	Value	Realized	in		Proceeds	Transfers Transfers			Appreciation/(Depreciation)
April 30,		Gain/	Unrealized		from into Level Out of			Value	on Investments Held at
Fund	2011	(Loss) Gain/(Loss) Purchases			Sales	3*	Level 3* April 30, 2011		April 30, 2011

Income Fund
Bonds	$ 12,789	$ —	$ (422) $	—	$ (548) $	—	$ —	$ 11,819	$ (425)
Common Stocks
Energy	—	—	—	—	—	—	—	—	—
Financial	—	—	20	—	(20)	—	—	—	20
Total $	12,789	$ —	$ (402) $	—	$ (568) $	—	$ —	$ 11,819	$ (405)

Inflation Protection Fund
Bonds	$ 6,520	$ (49) $	517	$ —	$ (525) $	1,589	$ (927) $	7,125	$ 517
Total $	6,520	$ (49) $	517	$ —	$ (525) $	1,589	$ (927) $	7,125	$ 517

International Emerging Markets Fund
Bonds	$ —	$ —	$ 12	$ 157	$ —	$ —	$ —	$ 169	$ 12
Total $	—	$ —	$ 12	$ 157	$ —	$ —	$ —	$ 169	$ 12

International Fund I
Common Stocks
Industrial	$ —	$ —	$ 1	$ 8	$ —	$ —	$ —	$ 9	$ 1
Total $	—	$ —	$ 1	$ 8	$ —	$ —	$ —	$ 9	$ 1

LargeCap Growth Fund I
Common Stocks
Communications $	—	$ —	$ —	$ 4,821	$ —	$ —	$ —	$ 4,821	$ —
Total $	—	$ —	$ —	$ 4,821	$ —	$ —	$ —	$ 4,821	$ —

MidCap Blend Fund
Common Stocks
Financial	$ —	$ —	$ 183	$ —	$ —	$ 2,817	$ —	$ 3,000	$ 183
Total $	—	$ —	$ 183	$ —	$ —	$2,817	$ —	$ 3,000	$ 183

Short-Term Income Fund
Bonds	$ 117	$ —	$ —	$ —	$ —	$ —	$ (117) $	—	$ —
Total $	117	$ —	$ —	$ —	$ —	$ —	$ (117) $	—	$ —

SmallCap Value Fund II
Common Stocks
Communications $	—	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Consumer,	—	—	—	—	—	1	—	1	—
Cyclical
Consumer,	—	—	(14)	40	—	—	—	26	(14)
Non-cyclical
Financial	37	—	25	—	(6)	7	(36)	27	20
Industrial	—	—	(20)	112	—	—	—	92	(20)
Total $	37	$ —	$ (9) $	152	$ (6) $	8	$ (36) $	146	$ (14)

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3 2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -transfer out of Level 3 3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3. 4. Instances in which a security is not priced by a pricing service using observable inputs, transferred into Level 3 versus once a security is priced by a pricing service using observable inputs, transfer out of Level 3.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. The annual rate paid by each of the Principal LifeTime Funds is .03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Funds						Net Assets of Funds
		(in millions)						(in millions)
				Over						Over
	First	Next	Next	$1.5			First	Next	Next	$1.5
	$500	$500	$500	billion			$500	$500	$500	billion
Global Real Estate Securities Fund	.90%	.88%	.86%	.85%	MidCap Growth Fund III		1.00%	.96%	.94%	.92%
High Yield Fund I	.65	.63	.61	.60	MidCap Value Fund I		1.00	.98	.96	.95
Inflation Protection Fund	.40	.38	.36	.35	MidCap Value Fund III		.65	.63	.61	.60
International Emerging Markets Fund	1.20	1.18	1.16	1.15	Real Estate Securities Fund		.85	.83	.81	.80
International Growth Fund	1.00	.98	.96	.95	SmallCap Blend Fund		.75	.73	.71	.70
International Value Fund I	1.10	1.08	1.06	1.05	SmallCap Growth Fund		.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Growth Fund I		1.10	1.08	1.06	1.05
LargeCap Value Fund	.45	.43	.41	.40	SmallCap Growth Fund II		1.00	.98	.96	.95
MidCap Blend Fund	.65	.63	.61	.60	SmallCap Value Fund		.75	.73	.71	.70
MidCap Growth Fund	.65	.63	.61	.60	SmallCap Value Fund II		1.00	.98	.96	.95

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50% .48%		.45%
Disciplined LargeCap Blend Fund	.60	.58	.56	.55	.54	.53
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
International Fund I	1.10	1.08	1.06	1.05	1.04	1.03
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Growth Fund II	.95	.93	.91	.90	.89	.88
LargeCap Value Fund I	.80	.78	.76	.75	.74	.73
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
Money Market Fund	.40	.39	.38	.37	.36	.35

	Net Assets of Fund (in millions)
	First	Over
	$250	$250
High Yield Fund	.625%	.50%

	Net Assets of Fund (in millions)				Net Assets of Fund (in millions)
	First	Next	Over		First	Next	Over
	$200	$300	$500		$500	$500	$1 billion

Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund	.625%	.50%	.375%

		Net Assets of Funds				Net Assets of Fund (in millions)
		First $2	Over $2			First	Next	Over
		billion	billion			$250	$250	$500
Government & High Quality Bond Fund		.50%	.45%	Equity Income Fund		.60%	.55%	.50%
Income Fund		.50	.45

		Net Assets of Fund (in millions)
	First	Next	Next	Next	Over
	$500	$500	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2011 (unaudited)
5. Management Agreement and Transactions with Affiliates (Continued)

		All Net Assets
LargeCap S&P 500 Index Fund			.15%
MidCap S&P 400 Index Fund			.15
SmallCap S&P 600 Index Fund			.15

			Net Assets of Fund (in millions)
	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$500	$2.5 billion
Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2010 through April 30, 2011
	Class A	Class B	Class C	Class J	Institutional	Expiration
Bond & Mortgage Securities Fund	.94%	1.60%	1.75%	N/A	N/A	February 29, 2012
Disciplined LargeCap Blend Fund	N/A	2.20*	1.82	N/A	N/A	February 29, 2012
Diversified International Fund	N/A	2.47*	2.08	N/A	N/A	February 29, 2012
Equity Income Fund	N/A	1.97*	N/A	N/A	N/A	February 29, 2012
Global Diversified Income Fund	1.25	N/A	2.00	N/A	.90%	February 29, 2012
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 29, 2012
Government & High Quality Bond Fund	.88	1.65	1.63	1.00%	N/A	February 29, 2012
High Yield Fund	N/A	1.92*	N/A	N/A	N/A	February 29, 2012
Income Fund	N/A	1.90*	N/A	1.10	N/A	February 29, 2012
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 29, 2012
International Emerging Markets Fund	N/A	2.78*	2.80	N/A	N/A	February 29, 2012
International Growth Fund	1.54	N/A	2.35	N/A	N/A	February 29, 2012
International Value Fund I	N/A	N/A	N/A	N/A	1.10	February 29, 2012
LargeCap Growth	N/A	2.25*	N/A	N/A	N/A	February 29, 2012
LargeCap S&P 500 Index Fund	.70	N/A	1.30	N/A	N/A	February 29, 2012
LargeCap Value Fund	N/A	2.00*	1.70	N/A	N/A	February 29, 2012
MidCap Blend Fund	1.23**	2.09*	1.95	N/A	N/A	February 29, 2012
MidCap Value Fund I	N/A	N/A	N/A	1.73	N/A	February 29, 2012
MidCap Value Fund III	N/A	N/A	N/A	N/A	.70	February 29, 2012
Money Market Fund	N/A	1.55*	1.79	N/A	N/A	February 29, 2012
Principal Capital Appreciation	N/A	1.99*	N/A	N/A	N/A	February 29, 2012
Principal LifeTime 2010 Fund	.41	N/A	N/A	N/A	N/A	February 29, 2012
Principal LifeTime 2015 Fund	N/A	N/A	N/A	N/A	.08	February 29, 2012
Principal LifeTime 2020 Fund	.41	1.16	N/A	N/A	N/A	February 29, 2012
Principal LifeTime 2025 Fund	N/A	N/A	N/A	N/A	.08	February 29, 2012
Principal LifeTime 2030 Fund	.41	1.16	N/A	N/A	N/A	February 29, 2012
Principal LifeTime 2035 Fund	N/A	N/A	N/A	N/A	.08	February 29, 2012
Principal LifeTime 2040 Fund	.41	1.16	N/A	N/A	N/A	February 29, 2012
Principal LifeTime 2045 Fund	N/A	N/A	N/A	N/A	.08	February 29, 2012
Principal LifeTime 2050 Fund	.41	1.16	N/A	N/A	N/A	February 29, 2012
Principal LifeTime 2055 Fund	N/A	N/A	N/A	N/A	.08	February 29, 2012
Principal LifeTime Strategic Income Fund	.41	1.16	N/A	N/A	N/A	February 29, 2012
Real Estate Securities Fund	1.45	2.20	2.20	N/A	N/A	February 29, 2012
SAM Balanced Portfolio	N/A	1.70*	N/A	N/A	N/A	February 29, 2012
SAM Conservative Balanced Portfolio	N/A	1.69*	N/A	N/A	N/A	February 29, 2012
SAM Conservative Growth Portfolio	N/A	1.71*	N/A	N/A	N/A	February 29, 2012

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2010 through April 30, 2011
	Class A	Class B	Class C	Class J	Institutional	Expiration
SAM Flexible Income Portfolio	N/A	1.69%*	N/A	N/A	N/A	February 29, 2012
SAM Strategic Growth Portfolio	N/A	1.75*	N/A	N/A	N/A	February 29, 2012
Short-Term Income Fund	.95%	N/A	1.67%	1.07%	N/A	February 29, 2012
SmallCap Blend Fund	1.63	2.38	2.20	N/A	N/A	February 29, 2012
SmallCap Growth Fund	1.58	2.33	2.21	N/A	N/A	February 29, 2012
SmallCap Growth Fund II	N/A	N/A	N/A	1.58	N/A	February 29, 2012
SmallCap Value Fund	1.35	2.29	2.08	N/A	.80%	February 29, 2012
SmallCap Value Fund II	N/A	N/A	N/A	1.926	N/A	February 29, 2012

*Period from January 31, 2011 through April 30, 2011.
** Period from March 1, 2011 through April 30, 2011.

	Period from November 1, 2010 through April 30, 2011
	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 29, 2012
Principal LifeTime 2045 Fund	.96	.83	.65	.46	.34	February 28, 2011
Principal LifeTime 2055 Fund	.96	.83	.65	.46	.34	February 29, 2012
Short-Term Income	1.30	1.18	.99	.79	.68	February 29, 2012

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 29, 2012. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

International Fund I	.026%	MidCap Growth Fund III	.022%
International Value Fund I	.030	MidCap Value Fund I	.020
LargeCap Blend Fund II	.018	MidCap Value Fund III	.014
LargeCap Growth Fund I	.016	SmallCap Growth Fund I	.022
LargeCap Growth Fund II	.014	SmallCap Growth Fund II	.020
LargeCap Value Fund I	.014	SmallCap Value Fund II	.024
LargeCap Value Fund III	.012

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Blend Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short Term Income Fund, respectively.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit
Diversified International Fund	.93%	SAM Conservative Growth Portfolio	.40%
High Yield Fund	.56	SAM Flexible Income Portfolio	.40
International Emerging Markets Fund	1.34	SAM Strategic Growth Portfolio	.40
International Fund I	1.114	Short-Term Income Fund	.54
LargeCap S&P 500 Index Fund	.20	SmallCap Blend Fund	.80
MidCap Blend Fund	.70	SmallCap Growth Fund	.80
MidCap Growth Fund	.70	SmallCap Growth Fund I	1.128
MidCap S&P 400 Index Fund	.20	SmallCap S&P 600 Index Fund	.20
SAM Balanced Portfolio	.40	SmallCap Value Fund II	1.026
SAM Conservative Balanced Portfolio	.40

The Manager has contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 29, 2012.

The Manager has contractually agreed to reduce MidCap Blend Fund’s expenses attributable to Class A shares by .01% and Class B Shares by .05% (expressed as a percentage of average net assets on a daily basis). The limit expired February 28, 2011.

In addition, the Manager has voluntarily agreed to limit expenses attributable to Institutional Class shares of Money Market Fund. The expense limit will maintain a total level of operating expenses (expressed as a percent of net assets on an annualized basis) not to exceed .43%. The expense limit may be terminated at any time.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Income Fund	Class A	.15

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .30% for Class J shares. Prior to January 1, 2011, the limit was .35%. The expense limit may be terminated at any time.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C, R-1, R-2, R-3 and R-4 shares, respectively. The expense limit may be terminated at any time.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2011, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$ 42	$ 3	$ 2	$ 7
Disciplined LargeCap Blend Fund	44	4	—	N/A
Diversified International Fund	112	12	1	11
Equity Income Fund	181	76	5	N/A
Global Diversified Income Fund	767	N/A	68	N/A
Global Real Estate Securities Fund	12	N/A	—	N/A
Government & High Quality Bond Fund	225	18	21	10
High Yield Fund	307	51	50	N/A
Income Fund	143	22	11	13
Inflation Protection Fund	17	N/A	4	—
International Emerging Markets Fund	135	13	3	13
International Growth Fund	6	N/A	1	1
LargeCap Blend Fund II	—	—	—	2
LargeCap Growth Fund	140	10	1	4
LargeCap Growth Fund I	—	—	—	6
LargeCap Growth Fund II	—	N/A	—	1
LargeCap S&P 500 Index Fund	45	N/A	—	15
LargeCap Value Fund	75	3	—	2
LargeCap Value Fund III	—	—	—	2
MidCap Blend Fund	342	14	4	8
MidCap Growth Fund	N/A	N/A	N/A	1
MidCap Growth Fund III	—	—	—	2
MidCap S&P 400 Index Fund	N/A	N/A	N/A	3
MidCap Value Fund I	—	—	—	1
MidCap Value Fund III	N/A	N/A	N/A	1
Money Market Fund	9	37	4	61
Principal Capital Appreciation Fund	105	36	3	N/A
Principal LifeTime 2010 Fund	31	N/A	N/A	26
Principal LifeTime 2020 Fund	132	5	N/A	57
Principal LifeTime 2030 Fund	180	12	N/A	63
Principal LifeTime 2040 Fund	119	4	N/A	37
Principal LifeTime 2050 Fund	71	1	N/A	12
Principal LifeTime Strategic Income Fund	10	1	N/A	5
Real Estate Securities Fund	94	6	1	3
SAM Balanced Portfolio	844	144	15	106
SAM Conservative Balanced Portfolio	302	18	8	48
SAM Conservative Growth Portfolio	577	119	10	53
SAM Flexible Income Portfolio	294	36	8	43
SAM Strategic Growth Portfolio	459	108	9	33

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5.	Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class B	Class C	Class J
Short-Term Income Fund	193	N/A	18	7
SmallCap Blend Fund	60	2	1	1
SmallCap Growth Fund	23	1	—	—
SmallCap Growth Fund I	N/A	N/A	N/A	2
SmallCap Growth Fund II	—	—	—	1
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	5
SmallCap Value Fund	17	2	—	3
SmallCap Value Fund II	N/A	N/A	N/A	1

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At April 30, 2011, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P Institutional		R-1	R-2
Bond & Mortgage Securities Fund	446	N/A	16,184	—	—
Core Plus Bond Fund I	N/A	N/A	150,236	—	—
Disciplined LargeCap Blend Fund	—	N/A	3,092	—	—
Diversified International Fund	—	1	26,459	—	—
Equity Income Fund	—	1	39,885	—	—
Global Real Estate Securities Fund	—	1	36	N/A	N/A
Government & High Quality Bond Fund	128	1	—	—	—
High Yield Fund	—	1	23	N/A	N/A
High Yield Fund I	N/A	N/A	36,046	N/A	N/A
Income Fund	—	1	5,534	1	1
Inflation Protection Fund	—	N/A	49,967	—	—
International Emerging Markets Fund	—	—	2,066	—	—
International Fund I	N/A	N/A	62,241	—	—
International Growth Fund	—	N/A	11,332	—	—
International Value Fund I	N/A	N/A	40,950	N/A	N/A
LargeCap Blend Fund II	N/A	N/A	49,185	—	—
LargeCap Growth Fund	—	1	9,401	—	—
LargeCap Growth Fund I	N/A	N/A	103,668	—	—
LargeCap Growth Fund II	N/A	N/A	86,495	—	—
LargeCap Value Fund	—	N/A	7,752	—	—
LargeCap Value Fund I	N/A	N/A	26,971	—	—
LargeCap Value Fund III	N/A	N/A	71,997	—	—
MidCap Blend Fund	—	1	39	—	—
MidCap Growth Fund III	N/A	N/A	88,751	—	—
MidCap Value Fund I	N/A	N/A	73,262	—	—
MidCap Value Fund III	N/A	N/A	1	—	—
Money Market Fund	13,466	N/A	23,925	—	—
Principal Capital Appreciation Fund	—	—	2,614	—	—
Principal LifeTime 2010 Fund	—	N/A	85,366	—	—
Principal LifeTime 2015 Fund	N/A	N/A	21,968	—	—
Principal LifeTime 2020 Fund	—	N/A	237,252	—	—
Principal LifeTime 2025 Fund	N/A	N/A	25,040	—	—
Principal LifeTime 2030 Fund	—	N/A	226,507	—	—
Principal LifeTime 2035 Fund	N/A	N/A	17,460	—	—
Principal LifeTime 2040 Fund	—	N/A	138,019	—	—
Principal LifeTime 2045 Fund	N/A	N/A	8,529	—	—
Principal LifeTime 2050 Fund	—	N/A	67,717	—	—
Principal LifeTime 2055 Fund	N/A	N/A	2,124	—	1
Principal LifeTime Strategic Income Fund	—	N/A	37,860	—	—

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5.	Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class P Institutional		R-1	R-2
Real Estate Securities Fund	—	1	21,961	—	—
SAM Balanced Portfolio	—	N/A	12,917	—	—
SAM Conservative Balanced Portfolio	—	N/A	6,833	—	—
SAM Conservative Growth Portfolio	—	N/A	8,879	—	—
SAM Flexible Income Portfolio	—	N/A	3,436	—	—
SAM Strategic Growth Portfolio	—	N/A	4,041	—	—
Short-Term Income Fund	987	1	2,552	—	—
SmallCap Blend Fund	—	N/A	2,671	—	—
SmallCap Growth Fund I	N/A	N/A	45,854	—	—
SmallCap Growth Fund II	N/A	N/A	19,835	—	—
SmallCap Value Fund	—	N/A	4	—	—
SmallCap Value Fund II	N/A	N/A	54,330	—	—

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $105,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2011. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

Period Ended
April 30, 2011
LargeCap Growth Fund II	$11
LargeCap Value Fund I	31
MidCap Value Fund I	37

6. Investment Transactions

For the period ended April 30, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$ 2,544,119	$ 2,625,742	MidCap Value Fund I	$ 584,351	$ 591,083
Core Plus Bond Fund I	3,011,495	2,949,203	MidCap Value Fund III	49,986	56,224
Disciplined LargeCap Blend Fund	281,919	878,323	Principal Capital Appreciation Fund	293,627	91,803
Diversified International Fund	906,473	799,888	Principal LifeTime 2010 Fund	69,044	129,883
Equity Income Fund	782,478	181,505	Principal LifeTime 2015 Fund	97,713	14,757
Global Diversified Income Fund	1,589,139	449,279	Principal LifeTime 2020 Fund	307,241	217,943
Global Real Estate Securities Fund	199,810	54,531	Principal LifeTime 2025 Fund	110,831	14,428
Government & High Quality Bond Fund	667,188	634,957	Principal LifeTime 2030 Fund	299,849	214,828
High Yield Fund	1,566,921	1,641,358	Principal LifeTime 2035 Fund	72,408	5,429
High Yield Fund I	696,763	581,446	Principal LifeTime 2040 Fund	213,692	160,568
Income Fund	225,119	122,916	Principal LifeTime 2045 Fund	41,379	2,446
Inflation Protection Fund	—	4,191	Principal LifeTime 2050 Fund	109,178	88,588
International Emerging Markets Fund	789,210	715,525	Principal LifeTime 2055 Fund	10,259	2,290
International Fund I	765,609	698,111	Principal LifeTime Strategic Income Fund	53,721	64,738
International Growth Fund	750,015	1,069,016	Real Estate Securities Fund	305,357	396,539
International Value Fund I	571,876	295,827	SAM Balanced Portfolio	763,729	711,942
LargeCap Blend Fund II	431,155	181,991	SAM Conservative Balanced Portfolio	196,079	141,598
LargeCap Growth Fund	973,510	1,045,481	SAM Conservative Growth Portfolio	588,693	620,416
LargeCap Growth Fund I	827,335	659,417	SAM Flexible Income Portfolio	242,187	152,738
LargeCap Growth Fund II	338,711	657,259	SAM Strategic Growth Portfolio	480,524	503,530
LargeCap S&P 500 Index Fund	60,021	39,763	Short-Term Income Fund	287,853	244,047
LargeCap Value Fund	1,177,462	894,741	SmallCap Blend Fund	93,422	96,531
LargeCap Value Fund I	677,813	946,551	SmallCap Growth Fund	35,290	212,247
LargeCap Value Fund III	486,331	1,074,543	SmallCap Growth Fund I	877,639	443,689
MidCap Blend Fund	336,666	172,606	SmallCap Growth Fund II	98,123	173,837
MidCap Growth Fund	110,760	108,141	SmallCap S&P 600 Index Fund	63,473	39,275
MidCap Growth Fund III	767,918	667,795	SmallCap Value Fund	192,338	182,689
MidCap S&P 400 Index Fund	90,002	34,399	SmallCap Value Fund II	215,698	220,554

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

6. Investment Transactions (Continued)

For the period ended April 30, 2011, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$ 262,566	$ 245,141
Core Plus Bond Fund I	965,010	2,138,141
Government & High Quality Bond Fund	94,641	104,513
Income Fund	14,212	18,801
Inflation Protection Fund	285,309	246,801
Short-Term Income Fund	1,616	5,933

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2011 and October 31, 2010 were as follows:

			Long-Term
	Ordinary Income		Capital Gain
	2011	2010	2011	2010*
Bond & Mortgage Securities Fund	$ 43,018 $	73,060	$ – $	–
Core Plus Bond Fund I	115,911	92,952	34,365	614
Disciplined LargeCap Blend Fund	13,682	32,161	–	–
Diversified International Fund	23,568	22,219	–	–
Equity Income Fund	46,761	59,201	–	–
Global Diversified Income Fund	57,654	33,024	3,732	45
Global Real Estate Securities Fund	1,578	506	133	–
Government & High Quality Bond Fund	34,231	63,812	–	–
High Yield Fund	146,940	252,806	48,464	–
High Yield Fund I	95,937	93,623	16,442	–
Income Fund	38,786	68,383	–	–
Inflation Protection Fund	9,428	10,381	–	–
International Emerging Markets Fund	7,252	9,058	–	–
International Fund I	20,495	24,092	–	–
International Growth Fund	16,945	21,397	–	–
International Value Fund I	35,191	37,431	67,199	3,911
LargeCap Blend Fund II	7,668	8,377	–	–
LargeCap Growth Fund	–	316	–	–
LargeCap Growth Fund I	3,441	1,115	–	–
LargeCap Growth Fund II	9,322	6,366	5,501	–
LargeCap S&P 500 Index Fund	28,555	14,232	–	–
LargeCap Value Fund	15,354	15,093	–	–
LargeCap Value Fund I	29,245	17,816	–	–
LargeCap Value Fund III	22,435	31,437	–	–
MidCap Blend Fund	16,655	5,794	48,473	–
MidCap Growth Fund	–	5	–	–
MidCap S&P 400 Index Fund	2,540	2,408	3,490	–
MidCap Value Fund I	17,124	11,333	–	–
MidCap Value Fund III	1,076	1,162	–	–
Principal Capital Appreciation Fund	18,498	5,788	36,545	6,037
Principal LifeTime 2010 Fund	42,837	50,866	–	–
Principal LifeTime 2015 Fund	14,460	7,722	7,230	–
Principal LifeTime 2020 Fund	103,087	111,134	–	–
Principal LifeTime 2025 Fund	14,217	7,567	5,635	–
Principal LifeTime 2030 Fund	79,981	87,744	–	–
Principal LifeTime 2035 Fund	7,969	4,247	4,219	–
Principal LifeTime 2040 Fund	40,625	43,949	–	–
Principal LifeTime 2045 Fund	3,389	1,616	1,855	–
Principal LifeTime 2050 Fund	15,688	16,581	–	–
Principal LifeTime 2055 Fund	496	219	177	–
Principal LifeTime Strategic Income Fund	19,583	20,361	–	–
Real Estate Securities Fund	12,403	34,411	–	–
SAM Balanced Portfolio	42,028	63,898	–	–
SAM Conservative Balanced Portfolio	13,074	20,480	–	–
SAM Conservative Growth Portfolio	27,147	30,292	–	–
SAM Flexible Income Portfolio	18,767	30,633	–	–
SAM Strategic Growth Portfolio	9,939	13,278	–	–
Short-Term Income Fund	12,970	18,769	–	–
SmallCap Blend Fund	–	147	–	–
SmallCap Growth Fund I	–	21	–	–
SmallCap S&P 600 Index Fund	2,727	3,008	–	–
SmallCap Value Fund	2,533	3,551	–	–
SmallCap Value Fund II	4,012	1,204	–	–

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2010, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Bond & Mortgage Securities Fund	$ 8,268	$ –
Core Plus Bond Fund	75,437	34,025
Disciplined LargeCap Blend Fund	12,026	–
Diversified International Fund	21,606	–
Equity Income Fund	6,302	–
Global Diversified Income Fund	10,194	3,726
Global Real Estate Securities Fund	595	133
Government & High Quality Bond Fund	1,516	–
High Yield Fund	22,012	48,460
High Yield Fund I	76,406	16,431
Income Fund	1,773	–
Inflation Protection Fund	34	–
International Emerging Markets Fund	6,423	–
International Fund I	18,799	–
International Growth Fund	16,448	–
International Value Fund I	33,887	67,198
LargeCap Blend Fund II	5,508	–
LargeCap Growth Fund I	2,294	–
LargeCap Growth Fund II	6,604	–
LargeCap S&P 500 Index Fund	19,332	–
LargeCap Value Fund	11,301	–
LargeCap Value Fund I	21,156	–
LargeCap Value Fund III	17,242	–
MidCap Blend Fund	14,991	48,472
MidCap S&P 400 Index Fund	1,697	3,488
MidCap Value Fund I	12,404	–
MidCap Value Fund III	646	–
Principal Capital Appreciation Fund	15,798	36,544
Principal LifeTime 2010 Fund	16,666	–
Principal LifeTime 2015 Fund	6,256	7,227
Principal LifeTime 2020 Fund	25,843	–
Principal LifeTime 2025 Fund	5,181	5,630
Principal LifeTime 2030 Fund	14,509	–
Principal LifeTime 2035 Fund	2,588	4,218
Principal LifeTime 2040 Fund	4,252	–
Principal LifeTime 2045 Fund	1,063	1,854
Principal LifeTime 2050 Fund	927	–
Principal LifeTime 2055 Fund	166	177
Principal LifeTime Strategic Income Fund	9,397	–
Real Estate Securities Fund	606	–
SAM Balanced Portfolio	2,858	–
SAM Conservative Balanced Portfolio	1,250	–
SAM Conservative Growth Portfolio	10,182	–
SAM Flexible Income Portfolio	416	–
SAM Strategic Growth Portfolio	9,057	–
Short-Term Income Fund	665	–
SmallCap S&P 600 Index Fund	1,327	–
SmallCap Value Fund	1,940	–
SmallCap Value Fund II	1,767	–

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2010, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:
										Annual
	2011	2012	2013	2014	2015	2016	2017	2018	Total	Limitations*
Bond & Mortgage Securities Fund	$ – $	–	$ – $	– $	–	$ 34,778	$ 135,017 $	–	$ 169,795 $	–
Disciplined LargeCap Blend Fund	–	–	–	–	–	148,742	378,310	–	527,052	–
Diversified International Fund	146	–	–	–	–	162,332	469,054	–	631,532	146
Equity Income Fund	–	–	–	–	–	249,550	407,957	–	657,507	–
Global Real Estate Securities Fund	–	–	–	–	–	296	1,303	118	1,717	200
Government & High Quality Bond Fund	4,380	9,350	9,068	9,483	3,147	55,498	2,385	–	93,311	17,781
Income Fund	1,212	892	–	1,046	2,036	–	18,489	8,587	32,262	–
Inflation Protection Fund	–	–	–	–	–	4,032	78,475	–	82,507	–
International Emerging Markets Fund	–	–	–	–	–	–	196,098	–	196,098	–
International Fund I	–	–	–	–	–	259,708	272,451	–	532,159	–
International Growth Fund	–	–	–	–	–	268,078	552,396	–	820,474	–
LargeCap Blend Fund II	–	–	–	–	–	11,069	111,794	–	122,863	–
LargeCap Growth Fund	14,931	–	–	–	–	–	473,570	–	488,501	–
LargeCap Growth Fund I	–	–	–	–	–	–	141,427	–	141,427	–
LargeCap Growth Fund II	–	–	–	–	–	–	245,487	–	245,487	62,861
LargeCap S&P 500 Index Fund	–	–	–	–	73,529	152,622	18,331	–	244,482	86,533
LargeCap Value Fund	–	–	–	–	–	92,149	94,084	–	186,233	–
LargeCap Value Fund I	–	–	–	–	–	–	323,370	–	323,370	–
LargeCap Value Fund III	–	–	–	–	–	–	574,543	–	574,543	–
MidCap Growth Fund	–	–	–	–	–	–	2,485	–	2,485	–
MidCap Growth Fund III	–	–	–	–	50,339	85,133	164,259	–	299,731	–
MidCap Value Fund I	–	–	–	–	–	178,394	134,241	–	312,635	–
MidCap Value Fund III	–	–	–	–	–	6,129	17,454	–	23,583	–
Money Market Fund	–	–	–	34	3,000	35,617	2,969	–	41,620	5,612
Principal LifeTime 2010 Fund	–	–	–	–	–	–	76,561	105,649	182,210	–
Principal LifeTime 2015 Fund	–	–	–	–	–	17	–	–	17	10
Principal LifeTime 2020 Fund	–	–	–	–	–	–	65,330	185,113	250,443	–
Principal LifeTime 2025 Fund	–	–	–	–	–	2	–	–	2	2
Principal LifeTime 2030 Fund	–	–	–	–	–	–	39,665	156,923	196,588	–
Principal LifeTime 2035 Fund	–	–	–	–	–	16	–	–	16	9
Principal LifeTime 2040 Fund	–	–	–	–	–	–	5,882	80,362	86,244	–
Principal LifeTime 2050 Fund	–	–	–	–	–	–	1,628	31,686	33,314	–
Principal LifeTime Strategic Income Fund	–	–	–	–	–	–	27,861	32,135	59,996	–
Real Estate Securities Fund	–	–	–	–	–	73,007	308,302	–	381,309	–
SAM Balanced Portfolio	–	–	–	–	–	–	129,420	20,971	150,391	–
SAM Conservative Balanced Portfolio	–	–	–	–	–	–	3,832	1,705	5,537	–
SAM Conservative Growth Portfolio	–	–	–	–	–	–	123,544	39,097	162,641	–
SAM Flexible Income Portfolio	–	–	–	–	–	–	5,106	1,232	6,338	–
SAM Strategic Growth Portfolio	–	–	–	–	–	–	85,133	31,420	116,553	–
Short-Term Income Fund	684	241	–	1,190	3,788	21,544	15,902	390	43,739	5,314
SmallCap Blend Fund	–	–	–	–	–	–	68,176	–	68,176	–
SmallCap Growth Fund	–	–	–	–	–	–	81,862	–	81,862	–
SmallCap Growth Fund I	–	–	–	–	–	104,329	–	–	104,329	–
SmallCap Growth Fund II	–	–	–	–	–	–	77,843	–	77,843	–
SmallCap S&P 600 Index Fund	–	–	–	–	–	–	27,156	26,642	53,798	–
SmallCap Value Fund	–	–	–	–	–	35,250	124,487	–	159,737	–
SmallCap Value Fund II	–	–	–	–	–	10,622	62,683	–	73,305	–
*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

As of October 31, 2010, the following funds had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized		Expired	Utilized
Bond & Mortgage Securities Fund	$ —	$ 29,235	MidCap Blend Fund	$ —	$17,810
Disciplined LargeCap Blend Fund	—	156,612	MidCap Growth Fund	—	11,966
Diversified International Fund	—	72,910	MidCap Growth Fund III	—	128,684
Equity Income Fund	—	25,166	MidCap S&P 400 Index Fund	—	5,399
Global Real Estate Securities Fund	—	177	MidCap Value Fund I	—	147,088
Government & High Quality Bond Fund	—	5,424	MidCap Value Fund III	—	7,577
High Yield Fund	—	51,802	Money Market Fund	—	722
High Yield Fund I	—	48,381	Principal LifeTime 2015 Fund	—	239
Inflation Protection Fund	—	9,525	Principal LifeTime 2025 Fund	—	471
International Emerging Markets Fund	—	194,415	Principal LifeTime 2035 Fund	—	208
International Fund I	—	40,800	Principal LifeTime 2045 Fund	—	62
International Growth Fund	—	71,792	Principal LifeTime 2055 Fund	—	32
International Value Fund I	—	6,466	Real Estate Securities Fund	—	109,044
LargeCap Blend Fund II	—	18,274	Short-Term Income Fund	8,873	—
LargeCap Growth Fund	2,166	163,249	SmallCap Blend Fund	—	18,794
LargeCap Growth Fund I	—	165,995	SmallCap Growth Fund	—	27,223
LargeCap Growth Fund II	—	163,068	SmallCap Growth Fund I	—	96,953
LargeCap S&P 500 Index Fund	—	15,514	SmallCap Growth Fund II	—	52,254
LargeCap Value Fund	—	19,759	SmallCap Value Fund	—	27,600
LargeCap Value Fund I	—	72,663	SmallCap Value Fund II	—	34,160
LargeCap Value Fund III	—	125,359

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended October 31, 2010, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on	Capital Shares and
	Investment Income	Investments	Paid in Capital
Bond & Mortgage Securities Fund	$ (28,532)	$ 28,532	$ —
Core Plus Bond Fund I	4,465	(4,465)	—
Diversified International Fund	552	(552)	—
Equity Income Fund	558	(62)	(496)
Global Diversified Income Fund	550	(543)	(7)
Global Real Estate Securities Fund	276	(273)	(3)
Government & High Quality Bond Fund	3,781	(3,781)	—
High Yield Fund	12,206	(10,506)	(1,700)
High Yield Fund I	(1,688)	1,694	(6)
Income Fund	426	(428)	2
Inflation Protection Fund	(139)	139	—
International Emerging Markets Fund	(3,324)	3,324	—
International Fund I	2,114	(2,114)	—
International Growth Fund	695	(695)	—
International Value Fund I	933	(933)	—
LargeCap Growth Fund	3,236	2,166	(5,402)
LargeCap Growth Fund I	(1)	1	—
LargeCap Growth Fund II	234	(234)	—
LargeCap S&P 500 Index Fund	(11)	(241,115)	241,126
LargeCap Value Fund III	(10)	10	—
MidCap Blend Fund	(1)	2	(1)
MidCap Growth Fund	579	(4)	(575)
MidCap Growth Fund III	2,803	(14)	(2,789)
MidCap S&P 400 Index Fund	(1)	1	—
MidCap Value Fund I	800	(800)	—
Money Market Fund	—	(41,461)	41,461
Real Estate Securities Fund	2	—	(2)
Short-Term Income Fund	(557)	(37,602)	38,159
SAM Balanced Portfolio	9	502	(511)
SAM Conservative Growth Portfolio	—	562	(562)
SAM Flexible Income Portfolio	—	(191)	191
SAM Strategic Growth Portfolio	—	107	(107)
SmallCap Blend Fund	299	78	(377)
SmallCap Growth Fund	1,386	—	(1,386)
SmallCap Growth Fund I	4,497	(8)	(4,489)
SmallCap Growth Fund II	2,534	(1)	(2,533)
SmallCap Value Fund II	50	7	(57)

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Semiconductors - 0.00%				Amount
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803 $	—	BONDS (continued)	(000's)	Value (000's)
			Automobile Floor Plan Asset Backed Securities - 0.05%
TOTAL COMMON STOCKS	$ —		Ford Credit Floorplan Master Owner Trust
PREFERRED STOCKS - 0.04%	Shares Held Value (000's)		0.92%, 9/15/2015(d)	$ 1,000	$ 1,003
Banks - 0.04%
Ally Financial Inc 8.50%	30,000	784	Automobile Manufacturers - 0.13%
			Daimler Finance North America LLC
TOTAL PREFERRED STOCKS	$ 784		3.00%, 3/28/2016(e)	1,735	1,742
	Principal		Hyva Global BV
			8.63%, 3/24/2016(c),(e)	810	838
	Amount
BONDS - 60.94%	(000's) Value (000's)				$ 2,580
Advertising - 0.20%			Automobile Parts & Equipment - 0.11%
Interpublic Group of Cos Inc			Cooper Tire & Rubber Co
10.00%, 7/15/2017	$ 3,255 $	3,882	8.00%, 12/15/2019	335	358
			Goodyear Tire & Rubber Co/The
Aerospace & Defense - 0.13%			10.50%, 5/15/2016	1,405	1,591
BE Aerospace Inc			Pittsburgh Glass Works LLC
6.88%, 10/1/2020	510	537	8.50%, 4/15/2016(e)	120	126
GenCorp Inc					$ 2,075
9.50%, 8/15/2013	1,190	1,196	Banks - 7.99%
Spirit Aerosystems Inc			Abbey National Treasury Services PLC/Stamford
6.75%, 12/15/2020	820	840	CT
	$ 2,573		1.57%, 4/25/2013(d)	4,840	4,837
Agriculture - 0.31%			Akbank TAS
Altria Group Inc			6.50%, 3/9/2018(e)	420	437
9.95%, 11/10/2038	1,440	2,068	Alfa Bank OJSC Via Alfa Bond Issuance PLC
Archer-Daniels-Midland Co			7.75%, 4/28/2021(e)	265	269
5.77%, 3/1/2041(d)	2,110	2,240	7.88%, 9/25/2017	275	291
MHP SA			Ally Financial Inc
10.25%, 4/29/2015	350	375	8.30%, 2/12/2015	2,125	2,391
Mriya Agro Holding PLC			Associated Banc-Corp
10.95%, 3/30/2016(c),(e)	230	230	5.13%, 3/28/2016	1,945	1,982
Southern States Cooperative Inc			Axis Bank Ltd/Dubai
11.25%, 5/15/2015(e)	815	880	4.75%, 5/2/2016	375	382
Virgolino de Oliveira Finance Ltd			BAC Capital Trust XIII
10.50%, 1/28/2018(e)	200	216	0.71%, 12/31/2049(d)	3,640	2,630
	$ 6,009		BAC Capital Trust XIV
			5.63%, 3/15/2043(d)	250	194
Airlines - 0.07%
Continental Airlines 2007-1 Class C Pass Through			Banco de Credito del Peru/Panama
			4.75%, 3/16/2016(e)	680	660
Trust			5.38%, 9/16/2020(e)	220	204
7.34%, 4/19/2014	56	56
UAL 2009-1 Pass Through Trust			Banco Santander Chile
10.40%, 11/1/2016	515	591	3.75%, 9/22/2015	190	191
UAL 2009-2A Pass Through Trust			Banco Votorantim SA
			5.25%, 2/11/2016(e)	405	409
9.75%, 1/15/2017	263	298
United Airlines 2007-1 Class C Pass Through Trust			BanColombia SA
2.71%, 7/2/2014(d)	612	540	6.13%, 7/26/2020	100	102
	$ 1,485		Bangkok Bank PCL/Hong Kong
Automobile Asset Backed Securities - 1.82%			4.80%, 10/18/2020	295	282
AmeriCredit Automobile Receivables Trust			Bank of America Corp
0.86%, 9/8/2014	350	350	5.75%, 12/1/2017	3,880	4,185
3.04%, 10/15/2013	468	474	6.50%, 8/1/2016	3,300	3,720
			8.00%, 12/29/2049(d)	1,100	1,190
3.34%, 4/8/2016	1,505	1,549
Daimler Chrysler Auto Trust			Bank of America NA
4.71%, 9/10/2012	459	461	6.00%, 10/15/2036	2,000	2,010
Santander Drive Auto Receivables Trust			Bank of China Hong Kong Ltd
0.93%, 6/17/2013(d)	4,000	4,005	5.55%, 2/11/2020	150	155
0.96%, 2/18/2014(f)	3,000	3,000	Bank of India
1.36%, 3/15/2013	6,345	6,360	6.25%, 2/16/2021	535	550
1.48%, 7/15/2013(e)	10,125	10,133	BBVA Bancomer SA/Texas
Volkswagen Auto Loan Enhanced Trust			7.25%, 4/22/2020	242	249
1.98%, 9/20/2017(d)	3,095	3,111	BNP Paribas
Wheels SPV LLC			5.00%, 1/15/2021	560	564
1.77%, 8/15/2012(d),(e)	4,200	4,225	BPCE SA
			2.38%, 10/4/2013(e)	5,520	5,588
World Omni Automobile Lease Securitization
Trust			Capital One Financial Corp
1.49%, 10/15/2014(f)	2,045	2,044	5.70%, 9/15/2011	1,570	1,599
	$ 35,712		CBQ Finance Ltd
			7.50%, 11/18/2019	170	189
			CIT Group Inc
			7.00%, 5/1/2017	4,740	4,778

See accompanying notes

138

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
Citigroup Inc			VTB Bank OJSC Via VTB Capital SA (continued)
4.75%, 5/19/2015	$ 1,955 $	2,082	6.88%, 5/29/2018	$ 110 $	118
5.63%, 8/27/2012	1,150	1,208	Wells Fargo & Co
City National Corp/CA			7.98%, 3/29/2049(d)	1,890	2,079
5.25%, 9/15/2020	3,100	3,159	Wells Fargo Bank NA
Cooperatieve Centrale Raiffeisen-Boerenleenbank			0.52%, 5/16/2016(d)	4,615	4,405
BA/Netherlands			Woori Bank
11.00%, 12/29/2049(d),(e)	1,560	2,036	4.75%, 1/20/2016	215	224
Danske Bank A/S				$ 156,288
3.88%, 4/14/2016(e)	2,955	2,993	Beverages - 0.82%
Discover Bank/Greenwood DE			Anheuser-Busch InBev Worldwide Inc
7.00%, 4/15/2020	1,500	1,687	4.13%, 1/15/2015	2,415	2,584
Goldman Sachs Group Inc/The			5.00%, 4/15/2020	7,005	7,506
0.49%, 2/6/2012(d)	2,000	2,000	8.20%, 1/15/2039	1,075	1,493
0.53%, 8/5/2011(d)	3,500	3,502	Coca-Cola Femsa SAB de CV
3.63%, 2/7/2016	7,615	7,671	4.63%, 2/15/2020	100	103
6.45%, 5/1/2036	1,280	1,286	Dr Pepper Snapple Group Inc
6.75%, 10/1/2037	4,000	4,146	2.90%, 1/15/2016	2,540	2,552
Halyk Savings Bank of Kazakhstan JSC			Pernod-Ricard SA
7.25%, 5/3/2017	495	510	5.75%, 4/7/2021(e)	1,745	1,789
HBOS Capital Funding LP				$ 16,027
6.07%, 6/29/2049(d),(e)	1,225	1,139	Biotechnology - 0.21%
ICICI Bank Ltd			Celgene Corp
5.50%, 3/25/2015	380	402	5.70%, 10/15/2040	2,185	2,133
5.75%, 11/16/2020(e)	940	944	Genzyme Corp
ICICI Bank Ltd/Bahrain			5.00%, 6/15/2020	980	1,052
6.63%, 10/3/2012	340	360	Talecris Biotherapeutics Holdings Corp
JP Morgan Chase & Co			7.75%, 11/15/2016	825	907
5.25%, 5/1/2015	2,085	2,261		$ 4,092
Kazkommertsbank JSC			Building Materials - 0.35%
8.50%, 4/16/2013	260	266	Cemex SAB de CV
KeyBank NA			9.00%, 1/11/2018(e)	410	425
5.45%, 3/3/2016	1,010	1,093	CRH America Inc
KeyCorp			4.13%, 1/15/2016	1,630	1,664
3.75%, 8/13/2015	2,215	2,274	5.75%, 1/15/2021	1,725	1,800
LBG Capital No.1 PLC			8.13%, 7/15/2018	1,065	1,275
8.00%, 12/29/2049(d),(e)	2,715	2,634
			Lafarge SA
Lloyds TSB Bank PLC			6.15%, 7/15/2011	1,597	1,614
6.50%, 9/14/2020(e)	4,475	4,567
				$ 6,778
Morgan Stanley			Chemicals - 0.73%
3.80%, 4/29/2016	13,575	13,623	Braskem Finance Ltd
4.75%, 4/1/2014	3,840	4,040	5.75%, 4/15/2021(e)	1,960	1,955
5.63%, 9/23/2019	6,495	6,751	7.00%, 5/7/2020(e)	300	326
5.75%, 1/25/2021	1,375	1,430	CF Industries Inc
6.25%, 8/28/2017	1,215	1,343	7.13%, 5/1/2020	4,740	5,427
PNC Preferred Funding Trust III			Dow Chemical Co/The
8.70%, 2/28/2049(d),(e)	3,400	3,632
			2.50%, 2/15/2016	1,575	1,543
Promsvyazbank OJSC Via PSB Finance SA
6.20%, 4/25/2014 (c),(e)	655	657	4.25%, 11/15/2020	1,305	1,278
			7.38%, 11/1/2029	895	1,092
RBS Capital Trust III
0.00%, 9/29/2049 (b)	1,900	1,435	Fufeng Group Ltd
			7.63%, 4/13/2016(e)	200	194
Royal Bank of Canada			Ineos Finance PLC
2.88%, 4/19/2016	1,495	1,509	9.00%, 5/15/2015(e)	570	624
Royal Bank of Scotland Group PLC			Potash Corp of Saskatchewan Inc
4.70%, 7/3/2018	218	194	5.88%, 12/1/2036	635	668
5.05%, 1/8/2015	1,215	1,231	Reichhold Industries Inc
Royal Bank of Scotland PLC/The			9.00%, 8/15/2014(e)	1,375	1,253
3.40%, 8/23/2013	2,930	3,014		$ 14,360
4.38%, 3/16/2016	1,595	1,638
Santander US Debt SA Unipersonal			Coal - 0.32%
2.99%, 10/7/2013(e)	3,200	3,231	Arch Coal Inc
Societe Generale			8.75%, 8/1/2016	895	1,002
5.20%, 4/15/2021(e)	8,205	8,276	Berau Capital Resources Pte Ltd
			12.50%, 7/8/2015(e)	655	779
State Bank of India/London

4.50%, 10/23/2014	100	104	Bumi Investment Pte Ltd
US Bank NA/Cincinnati OH			10.75%,10/6/2017(e)	1,045	1,210
3.78%, 4/29/2020(d)	8,725	8,990	Consol Energy Inc
VTB Bank OJSC Via VTB Capital SA			8.00%, 4/1/2017	1,230	1,359
6.25%, 6/30/2035	100	106

See accompanying notes

139

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Coal (continued)			Diversified Financial Services (continued)
Drummond Co Inc			ERAC USA Finance LLC
9.00%, 10/15/2014(e)	$ 830 $	877	2.25%, 1/10/2014(e)	$ 640 $	643
International Coal Group Inc			7.00%, 10/15/2037(e)	1,940	2,157
9.13%, 4/1/2018	790	895	Financiera Independencia SAB de CV
James River Escrow Inc			10.00%, 3/30/2015(e)	355	385
7.88%, 4/1/2019(e)	150	157	Ford Motor Credit Co LLC
	$ 6,279		5.00%, 5/15/2018(f)	1,575	1,576
Commercial Services - 0.15%			5.75%, 2/1/2021	1,730	1,768
ARAMARK Holdings Corp			7.00%, 4/15/2015	2,200	2,416
8.63%, 5/1/2016(e)	245	252	General Electric Capital Corp
DP World Ltd			5.88%, 1/14/2038	1,250	1,264
6.85%, 7/2/2037	280	266	6.15%, 8/7/2037	275	289
Hertz Corp/The			6.38%, 11/15/2067(d)	3,855	4,004
8.88%, 1/1/2014	93	95	6.75%, 3/15/2032	1,780	2,009
RSC Equipment Rental Inc/RSC Holdings III LLC			Goldman Sachs Capital I
8.25%, 2/1/2021(e)	650	686	6.35%, 2/15/2034	1,000	985
10.00%, 7/15/2017(e)	1,410	1,615	Goldman Sachs Capital II
	$ 2,914		5.79%, 12/29/2049(d)	2,000	1,725
Computers - 0.44%			GT 2005 BONDS BV
Affiliated Computer Services Inc			5.00%, 7/21/2014(d)	95	90
5.20%, 6/1/2015	3,125	3,396	HSBC Finance Capital Trust IX
iGate Corp			5.91%, 11/30/2035	650	633
9.00%, 5/1/2016(e)	745	764	HSBC Finance Corp
Seagate HDD Cayman			6.68%, 1/15/2021(e)	1,119	1,188
6.88%, 5/1/2020(e)	3,400	3,451	Icahn Enterprises LP / Icahn Enterprises Finance
Spansion LLC			Corp
7.88%, 11/15/2017(e)	935	958	7.75%, 1/15/2016	1,210	1,246
	$ 8,569		ILFC E-Capital Trust II
			6.25%, 12/21/2065(d),(e)	950	817
Consumer Products - 0.10%
Reynolds Group Issuer Inc / Reynolds Group Issuer			International Lease Finance Corp
LLC / Reynolds Group Issuer (Luxembourg) S.A.			5.65%, 6/1/2014	1,935	1,971
7.13%, 4/15/2019(e)	1,300	1,355	8.63%, 9/15/2015(e)	970	1,067
Scotts Miracle-Gro Co/The			Macquarie Bank Ltd
6.63%, 12/15/2020(e)	280	290	6.63%, 4/7/2021(e)	1,585	1,641
YCC Holdings LLC / Yankee Finance Inc			Merrill Lynch & Co Inc
10.25%, 2/15/2016(e)	375	386	0.50%, 11/1/2011(d)	4,650	4,652
			0.54%, 6/5/2012(d)	2,300	2,292
	$ 2,031
Credit Card Asset Backed Securities - 0.31%			5.00%, 1/15/2015	970	1,040
Discover Card Master Trust			National Rural Utilities Cooperative Finance Corp
5.65%, 3/16/2020	2,525	2,867	1.90%, 11/1/2015	2,600	2,547
GE Capital Credit Card Master Note Trust			ORIX Corp
0.40%, 3/15/2015(d)	3,160	3,141	5.00%, 1/12/2016	7,775	8,018
	$ 6,008		PCCW-HKT Capital No 4 Ltd
			4.25%, 2/24/2016	240	243
Distribution & Wholesale - 0.02%			Renaissance Securities Trading Ltd
Marfrig Overseas Ltd			11.00%, 4/21/2016(c),(e)	275	276
9.50%, 5/4/2020	100	106	SLM Corp
Minerva Overseas II Ltd			6.25%, 1/25/2016	1,130	1,198
10.88%, 11/15/2019	195	217	SquareTwo Financial Corp
	$ 323		11.63%, 4/1/2017	1,110	1,138
Diversified Financial Services - 3.01%				$ 58,979
ADCB Finance Cayman Ltd			Electric - 2.17%
4.75%, 10/8/2014	115	119	Abu Dhabi National Energy Co
Bear Stearns Cos LLC/The			5.88%, 10/27/2016	170	181
7.25%, 2/1/2018	2,075	2,438	6.60%, 8/1/2013	265	285
Cantor Fitzgerald LP			Baltimore Gas & Electric Co
6.38%, 6/26/2015(e)	1,410	1,469
			5.90%, 10/1/2016	1,230	1,404
CME Group Inc			Capex SA
5.75%, 2/15/2014	860	956	10.00%, 3/10/2018(e)	635	635
Countrywide Financial Corp			CMS Energy Corp
6.25%, 5/15/2016	1,595	1,726	6.25%, 2/1/2020	1,100	1,169
Credit Acceptance Corp			Commonwealth Edison Co
9.13%, 2/1/2017	505	550
9.13%, 2/1/2017(e)	700	760	5.80%, 3/15/2018	1,115	1,247
			Dominion Resources Inc/VA
DTEK Finance BV			2.25%, 9/1/2015	1,120	1,105
9.50%, 4/28/2015	705	758	DTE Energy Co
E*Trade Financial Corp			6.38%, 4/15/2033	1,090	1,151
12.50%, 11/30/2017	775	925	Duke Energy Carolinas LLC
			5.30%, 2/15/2040	940	946

See accompanying notes

140

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Electronics (continued)
Edison International			Thermo Fisher Scientific Inc
3.75%, 9/15/2017	$ 1,420 $	1,417	3.20%, 3/1/2016	$ 1,700 $	1,743
Edison Mission Energy			Viasystems Inc
7.50%, 6/15/2013	1,160	1,154	12.00%, 1/15/2015(e)	370	415
Elwood Energy LLC				$ 4,663
8.16%, 7/5/2026	1,187	1,154	Energy - Alternate Sources - 0.05%
Enel Finance International NV			Headwaters Inc
6.00%, 10/7/2039(e)	585	558	7.63%, 4/1/2019(e)	930	946
Energy Future Holdings Corp
9.75%, 10/15/2019	751	784	Engineering & Construction - 0.07%
10.00%, 1/15/2020	185	198	Aeropuertos Argentina 2000 SA
Energy Future Intermediate Holding Co LLC			10.75%, 12/1/2020	723	788
9.75%, 10/15/2019	603	629	Empresas ICA SAB de CV
Florida Power & Light Co			8.90%, 2/4/2021(e)	600	624
5.25%, 2/1/2041	660	663		$ 1,412
5.65%, 2/1/2037	520	551	Entertainment - 0.42%
GenOn REMA LLC			CCM Merger Inc
9.24%, 7/2/2017	2,149	2,349	8.00%, 8/1/2013(e)	2,100	2,095
Indiantown Cogeneration LP			Choctaw Resort Development Enterprise
9.77%, 12/15/2020	285	308	7.25%, 11/15/2019(e)	815	628
Jersey Central Power & Light Co			Lions Gate Entertainment Inc
5.63%, 5/1/2016	950	1,061	10.25%, 11/1/2016(e)	770	810
Kentucky Utilities Co			Peninsula Gaming LLC / Peninsula Gaming Corp
5.13%, 11/1/2040(e)	430	420	8.38%, 8/15/2015	1,600	1,712
Korea Electric Power Corp			8.38%, 8/15/2015(e)	285	305
3.00%, 10/5/2015	150	148	10.75%, 8/15/2017(e)	300	331
Korea Hydro & Nuclear Power Co Ltd			10.75%, 8/15/2017	760	840
3.13%, 9/16/2015	100	98	WMG Acquisition Corp
LG&E and KU Energy LLC			9.50%, 6/15/2016	150	160
3.75%, 11/15/2020(e)	1,755	1,641	WMG Holdings Corp
Mirant Mid Atlantic Pass Through Trust C			9.50%, 12/15/2014	1,280	1,302
10.06%, 12/30/2028	2,762	3,140		$ 8,183
Nevada Power Co			Environmental Control - 0.11%
5.38%, 9/15/2040	475	465	Clean Harbors Inc
Nisource Finance Corp			7.63%, 8/15/2016(e)	245	262
5.25%, 9/15/2017	1,380	1,481	EnergySolutions Inc / EnergySolutions LLC
6.13%, 3/1/2022	835	920	10.75%, 8/15/2018(e)	860	954
6.40%, 3/15/2018	540	610	Waste Management Inc
Northern States Power Co/MN			5.00%, 3/15/2014	10	11
5.35%, 11/1/2039	635	652	WCA Waste Corp
NRG Energy Inc			9.25%, 6/15/2014(a)	825	848
7.38%, 1/15/2017	620	649		$ 2,075
8.25%, 9/1/2020	955	1,005	Finance - Mortgage Loan/Banker - 0.00%
Oncor Electric Delivery Co LLC			Fannie Mae
5.00%, 9/30/2017(e)	880	940
			6.00%, 5/15/2011(g)	75	75
5.25%, 9/30/2040(e)	950	908
PacifiCorp			Food - 0.47%
5.65%, 7/15/2018	1,100	1,242	Blue Merger Sub Inc
5.75%, 4/1/2037	900	952	7.63%, 2/15/2019(e)	880	901
6.25%, 10/15/2037	225	253	Delhaize Group SA
PPL WEM Holdings PLC			5.70%, 10/1/2040	1,160	1,109
3.90%, 5/1/2016(e)	2,220	2,255
			Kraft Foods Inc
Progress Energy Inc			5.38%, 2/10/2020	5,215	5,644
4.40%, 1/15/2021	800	806	7.00%, 8/11/2037	1,165	1,361
San Diego Gas & Electric Co			Sigma Alimentos SA de CV
4.50%, 8/15/2040	650	589	5.63%, 4/14/2018(e)	150	151
5.35%, 5/15/2040	2,210	2,270		$ 9,166
Southern California Edison Co
4.50%, 9/1/2040	480	427	Forest Products & Paper - 0.28%
Star Energy Geothermal Wayang Windu Ltd			Bio Pappel SAB de CV
			7.00%, 8/27/2016(d)	350	315
11.50%, 2/12/2015	480	555
Virginia Electric and Power Co			Celulosa Arauco y Constitucion SA
6.00%, 5/15/2037	950	1,038	5.63%, 4/20/2015	50	54
			Domtar Corp
	$ 42,413		10.75%, 6/1/2017	1,020	1,290
Electronics - 0.24%			Fibria Overseas Finance Ltd
NXP BV / NXP Funding LLC			6.75%, 3/3/2021(e)	415	437
3.03%, 10/15/2013(d)	270	269
9.50%, 10/15/2015	1,345	1,443	7.50%, 5/4/2020	435	478
9.75%, 8/1/2018(e)	685	793

See accompanying notes

141

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Forest Products & Paper (continued)			Insurance - 1.80%
Georgia-Pacific LLC			Aflac Inc
5.40%, 11/1/2020(e)	$ 2,695 $	2,719	3.45%, 8/15/2015	$ 4,975 $	5,047
Inversiones CMPC SA			American International Group Inc
6.13%, 11/5/2019	100	106	3.65%, 1/15/2014	1,500	1,537
Sino-Forest Corp			5.85%, 1/16/2018	1,100	1,162
6.25%, 10/21/2017(e)	70	69	8.18%, 5/15/2068	3,165	3,545
	$ 5,468		Crum & Forster Holdings Corp
Healthcare - Products - 0.16%			7.75%, 5/1/2017	1,295	1,360
Angiotech Pharmaceuticals Inc			ING Groep NV
4.06%, 12/1/2013(d)	3,070	2,740	5.78%, 12/8/2049	1,565	1,463
Biomet Inc			Liberty Mutual Group Inc
10.38%, 10/15/2017	285	317	7.00%, 3/15/2037(d),(e)	875	862
	$ 3,057		10.75%, 6/15/2058(d),(e)	710	966
Healthcare - Services - 0.55%			Lincoln National Corp
CIGNA Corp			5.65%, 8/27/2012	865	913
5.88%, 3/15/2041	1,595	1,578	6.15%, 4/7/2036	1,300	1,379
HCA Inc			7.00%, 5/17/2066(d)	2,305	2,383
7.25%, 9/15/2020	315	339	MetLife Capital Trust IV
8.50%, 4/15/2019	2,390	2,653	7.88%, 12/15/2037(e)	4,480	5,027
IASIS Healthcare LLC / IASIS Capital Corp			Nationwide Financial Services
8.75%, 6/15/2014	645	658	5.38%, 3/25/2021(e)	2,500	2,545
Multiplan Inc			Willis Group Holdings PLC
9.88%, 9/1/2018(e)	1,080	1,169	5.75%, 3/15/2021	2,150	2,202
Quest Diagnostics Inc/DE			WR Berkley Corp
4.70%, 4/1/2021	1,475	1,497	6.25%, 2/15/2037	1,820	1,817
Roche Holdings Inc			XL Group PLC
7.00%, 3/1/2039(e)	1,520	1,855	6.50%, 12/31/2049(d)	3,100	2,945
Select Medical Corp				$ 35,153
7.63%, 2/1/2015	1,050	1,078	Internet - 0.25%
	$ 10,827		Open Solutions Inc
Holding Companies - Diversified - 0.09%			9.75%, 2/1/2015(e)	2,290	1,529
Hutchison Whampoa International 09/19 Ltd			UPC Holding BV
5.75%, 9/11/2019	760	820	9.88%, 4/15/2018(e)	1,775	1,975
Navios Maritime Acquisition Corp / Navios			Zayo Group LLC/Zayo Capital Inc
Acquisition Finance US Inc			10.25%, 3/15/2017	1,325	1,467
8.63%, 11/1/2017	420	436		$ 4,971
Noble Group Ltd			Iron & Steel - 0.27%
6.75%, 1/29/2020	170	180	ArcelorMittal
Swire Pacific MTN Financing Ltd			3.75%, 3/1/2016	140	142
6.25%, 4/18/2018	130	144	5.50%, 3/1/2021	3,005	3,046
Votorantim Cimentos SA			China Oriental Group Co Ltd
7.25%, 4/5/2041(e)	200	198	8.00%, 8/18/2015(e)	535	564
	$ 1,778		CSN Resources SA
Home Equity Asset Backed Securities - 0.69%			6.50%, 7/21/2020(e)	100	106
Asset Backed Securities Corp Home Equity			Evraz Group SA
0.31%, 7/25/2036(d)	437	427	9.50%, 4/24/2018	600	698
Bear Stearns Asset Backed Securities Trust			Ferrexpo Finance PLC
0.40%, 5/25/2037(d)	3,200	2,196	7.88%, 4/7/2016(c),(e)	200	207
Countrywide Asset-Backed Certificates			Metinvest BV
5.51%, 8/25/2036	1,972	1,826	8.75%, 2/14/2018(e)	560	601
First NLC Trust				$ 5,364
0.51%, 9/25/2035(d)	467	463	Leisure Products & Services - 0.18%
0.71%, 5/25/2035(d)	439	277	Harley-Davidson Financial Services Inc
JP Morgan Mortgage Acquisition Corp			3.88%, 3/15/2016(e)	3,415	3,442
0.36%, 8/25/2036(d)	1,796	1,331
Morgan Stanley ABS Capital I			Lodging - 0.49%
1.08%, 12/25/2034(d)	349	124	Caesars Entertainment Operating Co Inc
New Century Home Equity Loan Trust			10.00%, 12/15/2018	841	790
0.50%, 3/25/2035(a),(d)	85	75	MGM Resorts International
Option One Mortgage Loan Trust			10.00%, 11/1/2016(e)	1,710	1,843
1.21%, 2/25/2035(a),(d)	149	22	13.00%, 11/15/2013	745	892
Residential Asset Securities Corp			Starwood Hotels & Resorts Worldwide Inc
0.36%, 9/25/2036(d)	7,900	6,372	6.75%, 5/15/2018	255	279
Saxon Asset Securities Trust			7.15%, 12/1/2019	860	950
1.91%, 3/25/2035(d)	312	197	Wyndham Worldwide Corp
Specialty Underwriting & Residential Finance			5.63%, 3/1/2021	2,790	2,795
0.98%, 2/25/2035(d)	332	289	5.75%, 2/1/2018	395	414
	$ 13,599		7.38%, 3/1/2020	905	1,002

See accompanying notes

142

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Lodging (continued)			Mining (continued)
Wyndham Worldwide Corp (continued)			Rio Tinto Finance USA Ltd (continued)
9.88%, 5/1/2014	$ 565 $	667	3.50%, 11/2/2020	$ 1,955 $	1,868
	$ 9,632		5.20%, 11/2/2040	410	400
Media - 2.24%			Southern Copper Corp
CBS Corp			5.38%, 4/16/2020	470	478
7.88%, 7/30/2030	1,640	1,948	Taseko Mines Ltd
8.88%, 5/15/2019	2,640	3,360	7.75%, 4/15/2019	500	516
Columbus International Inc			Vedanta Resources PLC
11.50%, 11/20/2014	160	184	9.50%, 7/18/2018	605	676
Comcast Corp				$ 12,660
6.45%, 3/15/2037	1,010	1,072	Miscellaneous Manufacturing - 0.48%
6.50%, 11/15/2035	1,825	1,961	GE Capital Trust I
COX Communications Inc			6.38%, 11/15/2067	550	571
5.45%, 12/15/2014	1,095	1,220	Park-Ohio Industries Inc
DIRECTV Holdings LLC / DIRECTV Financing			8.13%, 4/1/2021(e)	595	607
Co Inc			Polymer Group Inc
3.50%, 3/1/2016	2,480	2,518	7.75%, 2/1/2019(e)	535	557
3.55%, 3/15/2015	925	958	Textron Inc
5.00%, 3/1/2021	1,445	1,482	6.20%, 3/15/2015	1,835	2,026
5.88%, 10/1/2019	2,535	2,787	Tyco Electronics Group SA
6.38%, 3/1/2041	1,175	1,228	6.00%, 10/1/2012	1,740	1,853
7.63%, 5/15/2016	1,430	1,577	7.13%, 10/1/2037	105	124
DISH DBS Corp			Tyco International Finance SA
7.75%, 5/31/2015	1,160	1,264	4.13%, 10/15/2014	985	1,053
7.88%, 9/1/2019	725	785	Tyco International Ltd / Tyco International Finance
Grupo Televisa SA			SA
6.00%, 5/15/2018	200	220	7.00%, 12/15/2019	2,220	2,671
Kabel BW Erste Beteiligungs GmbH / Kabel				$ 9,462
Baden-Wurttemberg GmbH & Co KG			Mortgage Backed Securities - 16.43%
7.50%, 3/15/2019(e)	250	256	Adjustable Rate Mortgage Trust
NBC Universal Media LLC			0.49%, 6/25/2035(d)	306	299
2.88%, 4/1/2016(e)	3,670	3,628	1.35%, 2/25/2035(d)	203	187
5.15%, 4/30/2020(e)	6,055	6,325	Banc of America Commercial Mortgage Inc
News America Inc			0.45%, 7/10/2042(d)	183,084	626
4.50%, 2/15/2021(e)	1,570	1,563	0.51%, 6/10/2049(d),(e)	1,000	792
6.20%, 12/15/2034	1,510	1,559	4.97%, 7/10/2043	1,390	1,091
Time Warner Inc			5.45%, 1/15/2049	2,970	3,205
6.25%, 3/29/2041	1,810	1,886	5.52%, 1/15/2049	1,000	914
7.63%, 4/15/2031	1,050	1,259	5.67%, 1/15/2049(d),(e)	1,335	579
Unitymedia Hessen GmbH & Co KG / Unitymedia			5.84%, 4/10/2049(d)	2,750	2,781
NRW GmbH			5.89%, 7/10/2044	1,495	1,652
8.13%, 12/1/2017(e)	710	751	6.39%, 2/10/2051(d)	4,610	5,164
Univision Communications Inc			Banc of America Funding Corp
7.88%, 11/1/2020(e)	70	75	0.49%, 7/20/2036(d)	4,758	3,413
8.50%, 5/15/2021(e)	1,730	1,795	Banc of America Large Loan Inc
Viacom Inc			5.20%, 1/25/2017(e)	3,927	4,177
6.88%, 4/30/2036	1,925	2,155	5.69%, 9/24/2017(d),(e)	6,950	7,238
	$ 43,816		5.80%, 5/24/2017(d),(e)	1,500	1,530
Metal Fabrication & Hardware - 0.00%			Banc of America Mortgage Securities Inc
WPE International Cooperatief UA			3.18%, 9/25/2035(d)	1,529	1,474
10.38%, 9/30/2020	100	106	BCRR Trust
			5.86%, 12/15/2043(e)	2,975	3,125
Mining - 0.65%			Bear Stearns Alt-A Trust
Alcoa Inc			0.49%, 7/25/2035(d)	262	189
5.90%, 2/1/2027	665	668	Bear Stearns Mortgage Funding Trust
ALROSA Finance SA			0.42%, 7/25/2036(d)	6,646	3,970
7.75%, 11/3/2020(e)	600	647	Bella Vista Mortgage Trust
AngloGold Ashanti Holdings PLC			0.46%, 5/20/2045(a),(d)	640	372
5.38%, 4/15/2020	535	550	CFCRE Commercial Mortgage Trust
FMG Resources August 2006 Pty Ltd			4.96%, 3/15/2021(c),(d),(e)	3,500	3,552
6.88%, 2/1/2018(e)	945	997	Citicorp Mortgage Securities Inc
Freeport-McMoRan Copper & Gold Inc			5.25%, 8/25/2034(d)	357	357
8.38%, 4/1/2017	2,750	3,032	Citigroup Commercial Mortgage Trust
Gold Fields Orogen Holding BVI Ltd			0.72%, 10/15/2049(d)	55,547	682
4.88%, 10/7/2020(e)	225	217	5.48%, 3/17/2051(d),(e)	2,102	2,133
Midwest Vanadium Pty Ltd			5.62%, 4/10/2012(d)	1,238	1,239
11.50%, 2/15/2018(e)	375	389	5.89%, 6/10/2017(d)	1,000	1,043
Rio Tinto Finance USA Ltd			6.29%, 12/10/2049(d)	1,750	1,632
1.88%, 11/2/2015	2,270	2,222

See accompanying notes

143

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage			GE Capital Commercial Mortgage Corp
Trust			(continued)
5.32%, 12/11/2049	$ 3,200	$ 3,436	5.61%, 4/10/2017(d)	$ 5,750 $	5,647
Commercial Mortgage Pass Through Certificates			Ginnie Mae
5.48%, 7/10/2037(d)	850	777	4.50%, 6/20/2039(d)	5,920	1,078
Countrywide Alternative Loan Trust			5.00%, 10/16/2022(d)	10,283	961
0.43%, 5/25/2035(d)	22	13	6.30%, 1/16/2038(d)	1,383	194
0.49%, 6/25/2036(d)	4,860	406	Greenpoint Mortgage Funding Trust
Countrywide Asset-Backed Certificates			0.48%, 6/25/2045(d)	491	129
0.48%, 1/25/2036(d)	2,582	1,941	Greenwich Capital Commercial Funding Corp
0.49%, 11/25/2035(d)	247	234	5.51%, 3/10/2039	3,775	3,456
Countrywide Home Loan Mortgage Pass Through			GS Mortgage Securities Corp II
Trust			0.86%, 11/10/2039(d),(e)	35,463	796
0.41%, 4/25/2046(d)	5,573	3,308	1.71%, 8/10/2020(d),(e)	32,159	3,050
5.00%, 4/25/2035	2,520	2,506	5.36%, 2/10/2021(d),(e)	750	777
Credit Suisse First Boston Mortgage Securities			6.00%, 8/10/2045(d)	14,275	15,511
Corp			GSR Mortgage Loan Trust
0.43%, 11/15/2037(d),(e)	19,275	341	0.57%, 12/25/2035(d)	502	398
0.44%, 5/15/2036(d),(e)	8,677	3	Impac CMB Trust
1.15%, 1/15/2037(d),(e)	21,248	507	0.46%, 5/25/2037(a),(d)	3,213	2,656
4.96%, 1/15/2037(e)	3,300	3,277	0.86%, 4/25/2035(d)	288	120
Credit Suisse Mortgage Capital Certificates			1.21%, 10/25/2033(d)	184	131
0.25%, 12/15/2039(d)	19,458	312	Indymac Index Mortgage Loan Trust
0.77%, 9/15/2039(d),(e)	61,755	798	0.39%, 2/25/2037(d)	3,744	2,947
5.34%, 12/15/2043(d),(e)	1,400	1,408	0.44%, 4/25/2035(d)	507	336
5.38%, 12/15/2016(e)	3,250	3,263	0.45%, 6/25/2037(a),(d)	5,249	3,236
5.42%, 2/15/2040	3,250	3,008	0.47%, 6/25/2035(d)	4,089	2,807
5.47%, 8/16/2016(e)	3,700	3,854	0.51%, 8/25/2035(d)	846	563
5.70%, 7/15/2017(e)	2,980	3,030	0.81%, 4/25/2034(d)	190	139
5.80%, 5/10/2017(d),(e)	4,000	4,155	JP Morgan Chase Commercial Mortgage Securities
5.91%, 6/15/2039(d)	1,900	2,051	Corp
6.00%, 7/15/2017(e)	1,775	1,867	0.68%, 2/15/2051(d)	56,835	694
Fannie Mae			2.15%, 9/15/2020(d),(e)	9,918	1,081
0.41%, 1/25/2023(d)	334	334	5.07%, 11/15/2043(e)	1,000	1,019
0.46%, 11/25/2022(d)	252	252	5.26%, 9/12/2037(d)	300	189
0.46%, 3/25/2035(d)	372	371	5.31%, 1/15/2049	250	255
0.51%, 2/25/2018(d)	227	227	5.37%, 5/15/2047	1,700	1,738
0.51%, 2/25/2032(d)	427	426	5.43%, 11/15/2016	1,994	2,060
1.29%, 10/25/2011(d)	29,719	144	5.44%, 5/15/2045(d)	2,725	2,850
6.34%, 7/25/2038(d)	2,662	325	5.62%, 6/12/2041(d)	3,205	3,096
6.34%, 7/25/2040(d)	6,461	1,145	5.72%, 11/15/2043(e)	725	752
6.50%, 2/25/2047	1,476	1,644	6.30%, 2/12/2051(d)	2,040	1,917
6.54%, 11/25/2036(d)	6,503	949	6.40%, 2/12/2051(d),(e)	2,250	1,613
6.72%, 4/25/2039(d)	1,815	1,957	JP Morgan Mortgage Trust
6.89%, 9/25/2031(d)	3,705	387	5.82%, 6/25/2036(d)	262	252
6.99%, 8/25/2037(d)	4,253	674	LB-UBS Commercial Mortgage Trust
7.18%, 3/25/2039(d)	2,046	2,196	0.34%, 7/15/2040(d),(e)	67,529	1,249
Fannie Mae Whole Loan			0.70%, 2/15/2040(d)	14,573	232
0.41%, 5/25/2035(d)	1,450	1,435	5.46%, 2/15/2040(d)	750	777
FDIC Structured Sale Guaranteed Notes			5.56%, 2/15/2040(d)	1,615	1,431
3.00%, 9/30/2019(e)	1,783	1,793	6.31%, 4/15/2041(d)	2,000	2,103
FHLMC Multifamily Structured Pass Through			6.31%, 4/15/2041(d)	2,300	2,179
Certificates			6.45%, 7/17/2040(d)	1,540	871
1.69%, 8/25/2020(d)	19,836	1,816	Luminent Mortgage Trust
Freddie Mac			0.40%, 5/25/2046(d)	1,925	1,066
0.52%, 6/15/2018(d)	410	411	MASTR Asset Securitization Trust
0.57%, 2/15/2030(d)	55	55	5.25%, 11/25/2035	2,000	1,911
0.57%, 5/15/2030(d)	9	9	Merrill Lynch Mortgage Investors Inc
0.67%, 6/15/2023(d)	694	696	0.56%, 8/25/2036(d)	265	155
0.82%, 8/15/2018(d)	2,231	2,255	Merrill Lynch Mortgage Trust
4.00%, 9/15/2021	2,281	2,380	5.78%, 8/12/2016	4,750	4,983
4.00%, 6/15/2034(d)	24,095	3,372	Merrill Lynch/Countrywide Commercial Mortgage
4.50%, 10/15/2035(d)	10,859	1,822	Trust
5.00%, 7/15/2038(d)	7,076	1,263	0.71%, 8/12/2048(d)	39,526	914
7.33%, 11/15/2033(d)	3,339	534	0.83%, 12/12/2049(d)	99,737	1,814
FREMF Mortgage Trust			5.49%, 3/12/2051	4,000	4,272
4.76%, 10/25/2020(d),(e)	1,250	1,192	5.53%, 3/12/2051	6,180	6,088
GE Capital Commercial Mortgage Corp			Morgan Stanley Capital I
0.38%, 5/10/2014(d)	14,791	73	0.47%, 6/12/2012(d)	8,669	8,191

See accompanying notes

144

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas - 3.90%
Morgan Stanley Capital I (continued)			Afren PLC
5.24%, 12/15/2041(d),(e)	$ 2,750 $	2,783	11.50%, 2/1/2016(e)	$ 710 $	761
5.36%, 3/15/2044(d)	2,595	2,769	Anadarko Petroleum Corp
5.78%, 4/12/2049(d)	825	862	5.95%, 9/15/2016	2,240	2,502
Morgan Stanley Reremic Trust			6.20%, 3/15/2040	725	723
3.00%, 1/17/2013(c),(e)	4,535	4,540	6.38%, 9/15/2017	1,600	1,807
3.25%, 12/17/2043(e)	13,500	13,583	6.45%, 9/15/2036	1,790	1,844
4.97%, 4/16/2040(e)	3,235	3,187	6.95%, 6/15/2019	1,190	1,371
6.00%, 8/12/2045(d),(e)	5,400	5,664	Apache Corp
10.24%, 12/17/2043(d),(e)	8,000	8,397	3.63%, 2/1/2021	1,670	1,604
NCUA Guaranteed Notes			5.25%, 2/1/2042	835	814
2.90%, 10/29/2020	8,800	8,694	BP Capital Markets PLC
Nomura Asset Acceptance Corp			3.13%, 10/1/2015	1,415	1,437
0.56%, 2/25/2035(d)	63	54	3.63%, 5/8/2014	1,820	1,903
RBSCF Trust			4.74%, 3/11/2021	1,140	1,164
4.82%, 4/15/2015(d),(e)	900	940	Canadian Natural Resources Ltd
5.31%, 3/16/2012(e)	1,070	1,089	5.70%, 5/15/2017	1,405	1,594
5.34%, 12/16/2016(d),(e)	2,000	2,097	Chaparral Energy Inc
5.99%, 7/17/2014(d),(e)	400	423	8.25%, 9/1/2021(e)	1,025	1,084
Residential Accredit Loans Inc			9.88%, 10/1/2020(e)	935	1,057
0.40%, 7/25/2037(a),(d)	7,082	4,410	Chesapeake Energy Corp
Residential Asset Securitization Trust			6.13%, 2/15/2021	4,295	4,435
5.50%, 2/25/2035	1,779	1,795	9.50%, 2/15/2015	1,465	1,763
Sequoia Mortgage Trust			ConocoPhillips Holding Co
0.75%, 2/20/2034(d)	2,029	1,631	6.95%, 4/15/2029	2,855	3,456
Structured Adjustable Rate Mortgage Loan Trust			Denbury Resources Inc
0.91%, 8/25/2034(a),(d)	2,630	228	8.25%, 2/15/2020	764	852
Structured Asset Mortgage Investments Inc			9.75%, 3/1/2016	1,625	1,832
0.51%, 5/25/2045(d)	532	131	Ecopetrol SA
0.52%, 9/25/2045(d)	647	445	7.63%, 7/23/2019	410	482
Structured Asset Securities Corp			Gazprom OAO Via Gaz Capital SA
5.00%, 5/25/2035	1,427	1,432	7.29%, 8/16/2037(e)	690	743
5.00%, 5/25/2035	1,300	1,280	GMX Resources Inc
5.50%, 6/25/2036(d)	4,242	1,835	11.38%, 2/15/2019(e)	415	414
Wachovia Bank Commercial Mortgage Trust			Hilcorp Energy I LP/Hilcorp Finance Co
0.42%, 12/15/2043(d),(e)	3,750	3,038	7.63%, 4/15/2021(e)	870	914
0.72%, 10/15/2041(d),(e)	27,454	113	8.00%, 2/15/2020(e)	495	531
0.80%, 5/15/2044(d),(e)	8,956	63	Linn Energy LLC/Linn Energy Finance Corp
5.60%, 12/15/2043	1,960	412	7.75%, 2/1/2021(e)	285	305
5.80%, 7/15/2045	3,155	3,360	8.63%, 4/15/2020	360	398
WAMU Commercial Mortgage Securities Trust			Marathon Petroleum Corp
3.83%, 1/25/2035(e)	165	166	5.13%, 3/1/2021(e)	2,250	2,324
WaMu Mortgage Pass Through Certificates			6.50%, 3/1/2041(e)	715	751
0.44%, 4/25/2045(d)	276	236	Nexen Inc
0.46%, 11/25/2045(d)	20	19	6.40%, 5/15/2037	1,840	1,890
0.48%, 4/25/2045(d)	276	211	7.50%, 7/30/2039	1,200	1,392
0.50%, 7/25/2045(d)	619	506	Noble Energy Inc
0.52%, 1/25/2045(d)	349	291	6.00%, 3/1/2041	2,000	2,068
0.58%, 1/25/2045(d)	658	470	Novatek Finance Ltd
0.59%, 11/25/2045(d)	88	86	6.60%, 2/3/2021(e)	200	210
0.61%, 1/25/2045(d)	5,972	4,887	Pacific Rubiales Energy Corp
0.74%, 1/25/2045(d)	1,826	185	8.75%, 11/10/2016	100	113
2.67%, 5/25/2035(d)	429	421	Pan American Energy LLC/Argentine Branch
2.67%, 12/25/2035(d)	1,650	1,582	7.88%, 5/7/2021	315	338
Washington Mutual Alternative Mortgage Pass-			Petrobras International Finance Co - Pifco
Through Certificates			3.88%, 1/27/2016	1,856	1,882
0.39%, 1/25/2047(d)	4,333	179	5.38%, 1/27/2021	1,375	1,394
Wells Fargo Commercial Mortgage Trust			Petro-Canada
1.66%, 10/15/2020(d),(e)	12,411	1,154	5.95%, 5/15/2035	1,830	1,885
5.28%, 10/15/2020(e)	1,250	1,313	6.05%, 5/15/2018	250	284
Wells Fargo Mortgage Backed Securities Trust			Petrohawk Energy Corp
2.79%, 10/25/2035(d)	875	774	7.25%, 8/15/2018(e)	295	313
6.00%, 10/25/2036(d)	8,916	8,915	10.50%, 8/1/2014	415	476
	$ 321,382		Petroleum Development Corp
Office & Business Equipment - 0.27%			12.00%, 2/15/2018	1,825	2,067
Xerox Corp			Petroquest Energy Inc
6.75%, 2/1/2017	4,515	5,258	10.00%, 9/1/2017	545	578
			Pioneer Natural Resources Co
			7.50%, 1/15/2020	1,165	1,320

See accompanying notes

145

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Plains Exploration & Production Co			JP Morgan Mortgage Acquisition Corp (continued)
6.63%, 5/1/2021	$ 1,050 $	1,057	0.36%, 3/25/2037(d)	$ 3,820 $	2,876
Precision Drilling Corp			0.38%, 4/25/2036(d)	3,433	2,706
6.63%, 11/15/2020(e)	655	678	5.45%, 11/25/2036	4,091	4,159
Pride International Inc			Lehman XS Trust
6.88%, 8/15/2020	3,075	3,554	1.31%, 11/25/2035(d)	2,155	1,722
7.88%, 8/15/2040	1,680	2,102	Long Beach Mortgage Loan Trust
PTTEP Canada International Finance Ltd			0.71%, 2/25/2035(d)	1,484	1,451
5.69%, 4/5/2021(e)	310	315	Marriott Vacation Club Owner Trust
QEP Resources Inc			5.52%, 5/20/2029(d),(e)	726	761
6.88%, 3/1/2021	575	620	Merrill Lynch Mortgage Investors Inc
Quicksilver Resources Inc			0.44%, 7/25/2036(d)	6	6
11.75%, 1/1/2016	467	546	MSDWCC Heloc Trust
Ras Laffan Liquefied Natural Gas Co Ltd II			0.40%, 7/25/2017(d)	456	405
5.30%, 9/30/2020	253	267	Ownit Mortgage Loan Asset Backed Certificates
Reliance Holdings USA Inc			0.51%, 8/25/2036(d)	55	54
6.25%, 10/19/2040	250	238	Popular ABS Mortgage Pass-Through Trust
Rowan Cos Inc			0.48%, 5/25/2035(d)	1,397	1,019
5.00%, 9/1/2017	2,965	3,147	Residential Asset Mortgage Products Inc
Talisman Energy Inc			0.48%, 7/25/2035(d)	245	238
5.13%, 5/15/2015	1,040	1,131		$ 38,922
TNK-BP Finance SA			Packaging & Containers - 0.12%
7.25%, 2/2/2020(e)	910	999	Crown Cork & Seal Co Inc
Transocean Inc			7.38%, 12/15/2026	450	447
6.00%, 3/15/2018	2,400	2,636	Packaging Dynamics Corp
6.80%, 3/15/2038	810	875	8.75%, 2/1/2016(e)	795	824
Valero Energy Corp			Plastipak Holdings Inc
6.63%, 6/15/2037	1,150	1,210	8.50%, 12/15/2015(e)	750	787
Venoco Inc			10.63%, 8/15/2019(e)	310	358
8.88%, 2/15/2019(e)	475	477		$ 2,416
11.50%, 10/1/2017	865	960	Pharmaceuticals - 0.76%
Zhaikmunai LLP			AmerisourceBergen Corp
10.50%, 10/19/2015	315	337	5.63%, 9/15/2012	200	212
	$ 76,224		Express Scripts Inc
Oil & Gas Services - 0.46%			3.13%, 5/15/2016(f)	2,760	2,769
Cameron International Corp			Giant Funding Corp
6.38%, 7/15/2018	1,670	1,894	8.25%, 2/1/2018(e)	375	389
7.00%, 7/15/2038	1,055	1,229	Hypermarcas SA
Key Energy Services Inc			6.50%, 4/20/2021(e)	625	631
6.75%, 3/1/2021	350	359	McKesson Corp
Schlumberger Norge AS			6.00%, 3/1/2041	570	605
4.20%, 1/15/2021(e)	700	708	Mylan Inc/PA
SESI LLC			7.88%, 7/15/2020(e)	940	1,039
6.38%, 5/1/2019(e)	495	500	Omnicare Inc
Weatherford International Ltd/Bermuda			6.13%, 6/1/2013	611	613
5.13%, 9/15/2020	2,945	3,010	7.75%, 6/1/2020	960	1,032
6.75%, 9/15/2040	1,165	1,246	Quintiles Transnational Corp
	$ 8,946		9.50%, 12/30/2014(e)	1,195	1,225
Other Asset Backed Securities - 1.99%			Sanofi-Aventis SA
Ameriquest Mortgage Securities Inc			4.00%, 3/29/2021	3,945	3,927
0.51%, 3/25/2035(d)	242	235	Valeant Pharmaceuticals International
Carrington Mortgage Loan Trust			7.25%, 7/15/2022(e)	345	339
0.49%, 12/25/2035(d)	6,172	5,897	Watson Pharmaceuticals Inc
Chase Funding Mortgage Loan Asset-Backed			5.00%, 8/15/2014	1,980	2,145
Certificates				$ 14,926
0.67%, 12/25/2033(d)	33	32	Pipelines - 1.62%
0.81%, 7/25/2033(d)	1,742	1,548	Buckeye Partners LP
0.96%, 9/25/2033(d)	664	306	4.88%, 2/1/2021	1,935	1,969
Countrywide Asset-Backed Certificates			Chesapeake Midstream Partners LP / CHKM
0.34%, 11/25/2037(d)	5,320	4,243	Finance Corp
0.37%, 2/25/2037(d)	7,775	6,864	5.88%, 4/15/2021(e)	2,425	2,446
0.50%, 2/25/2036(d)	1,200	1,187	El Paso Corp
0.73%, 6/25/2035(d)	1,959	1,859	7.75%, 1/15/2032	585	670
1.82%, 1/25/2034(d)	28	19	Energy Transfer Equity LP
First-Citizens Home Equity Loan LLC			7.50%, 10/15/2020	480	526
0.43%, 9/15/2022(d),(e)	616	506	Energy Transfer Partners LP
JP Morgan Mortgage Acquisition Corp			5.95%, 2/1/2015	1,454	1,611
0.29%, 12/25/2036(d)	253	102	Enterprise Products Operating LLC
0.29%, 3/25/2037(d)	773	727	5.20%, 9/1/2020	725	764

See accompanying notes

146

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines (continued)			Retail (continued)
Enterprise Products Operating LLC (continued)			CVS Caremark Corp (continued)
6.13%, 10/15/2039	$ 1,060 $	1,081	6.13%, 9/15/2039	$ 1,190 $	1,237
6.45%, 9/1/2040	1,560	1,672	6.60%, 3/15/2019	1,170	1,358
8.38%, 8/1/2066	3,115	3,384	CVS Pass-Through Trust
Kinder Morgan Energy Partners LP			5.77%, 1/10/2033(e)	2,396	2,475
6.38%, 3/1/2041	1,210	1,271	7.51%, 1/10/2032(e)	332	389
6.95%, 1/15/2038	1,075	1,201	DineEquity Inc
MarkWest Energy Partners LP / MarkWest Energy			9.50%, 10/30/2018(e)	1,480	1,617
Finance Corp			Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 8/15/2021	210	212	9.13%, 10/1/2017	875	980
6.75%, 11/1/2020	105	108	Grupo Famsa SAB de CV
8.75%, 4/15/2018	1,585	1,747	11.00%, 7/20/2015	220	239
ONEOK Partners LP			Home Depot Inc
3.25%, 2/1/2016	3,600	3,634	4.40%, 4/1/2021	3,330	3,349
Plains All American Pipeline LP / PAA Finance			5.95%, 4/1/2041	325	333
Corp			Inergy LP/Inergy Finance Corp
3.95%, 9/15/2015	2,645	2,752	6.88%, 8/1/2021(e)	950	1,007
5.00%, 2/1/2021	1,135	1,165	Ltd Brands Inc
Regency Energy Partners LP/Regency Energy			6.63%, 4/1/2021	495	512
Finance Corp			Macy's Retail Holdings Inc
6.88%, 12/1/2018	840	897	5.75%, 7/15/2014	875	945
9.38%, 6/1/2016	375	426	5.90%, 12/1/2016	5,770	6,239
Transportadora de Gas del Sur SA			6.90%, 4/1/2029	145	147
7.88%, 5/14/2017	78	78	Nordstrom Inc
Williams Cos Inc/The			6.25%, 1/15/2018	1,480	1,701
7.88%, 9/1/2021	2,900	3,674	Sonic Automotive Inc
Williams Partners LP			8.63%, 8/15/2013	134	136
3.80%, 2/15/2015	385	403	Suburban Propane Partners LP/Suburban Energy
	$ 31,691		Finance Corp
Real Estate - 0.24%			7.38%, 3/15/2020	520	556
Agile Property Holdings Ltd			Toys R Us Property Co II LLC
8.88%, 4/28/2017	255	261	8.50%, 12/1/2017	470	505
Country Garden Holdings Co			Wal-Mart Stores Inc
10.50%, 8/11/2015	180	191	2.80%, 4/15/2016	1,070	1,087
11.13%, 2/23/2018(e)	1,050	1,100	5.63%, 4/15/2041	1,355	1,400
Evergrande Real Estate Group Ltd			Yum! Brands Inc
13.00%, 1/27/2015	515	548	6.88%, 11/15/2037	560	637
Franshion Development Ltd				$ 28,249
6.75%, 4/15/2021(e)	1,200	1,191	Semiconductors - 0.12%
Longfor Properties Co Ltd			Advanced Micro Devices Inc
9.50%, 4/7/2016(e)	1,100	1,139	7.75%, 8/1/2020	470	490
Shimao Property Holdings Ltd			Freescale Semiconductor Inc
9.65%, 8/3/2017	225	217	9.25%, 4/15/2018(e)	385	428
	$ 4,647		Jazz Technologies Inc
Regional Authority - 0.07%			8.00%, 6/30/2015	1,471	1,434
Provincia de Buenos Aires				$ 2,352
10.88%, 1/26/2021	700	661	Software - 0.10%
11.75%, 10/5/2015(e)	100	104	First Data Corp
Provincia de Cordoba			7.38%, 6/15/2019(e)	645	657
12.38%, 8/17/2017(e)	380	396	Oracle Corp
Provincia de Neuquen Argentina			5.38%, 7/15/2040(e)	1,225	1,224
7.88%, 4/26/2021(e)	150	151		$ 1,881
	$ 1,312		Sovereign - 0.20%
REITS - 0.64%			Australia Government Bond
Developers Diversified Realty Corp			5.75%, 5/15/2021	55	62
4.75%, 4/15/2018	3,785	3,744	Austria Government Bond
Digital Realty Trust LP			4.65%, 1/15/2018	50	80
4.50%, 7/15/2015	1,960	2,031	Belgium Government Bond
5.25%, 3/15/2021	1,930	1,923	3.50%, 3/28/2015	120	179
DuPont Fabros Technology LP			Bundesobligation
8.50%, 12/15/2017	775	857	2.50%, 2/27/2015	40	60
Entertainment Properties Trust			Bundesrepublik Deutschland
7.75%, 7/15/2020(e)	3,790	4,065	4.25%, 7/4/2018	105	168
	$ 12,620		4.75%, 7/4/2028	35	59
Retail - 1.44%			Canadian Government Bond
Asbury Automotive Group Inc			2.00%, 12/1/2014	50	52
8.38%, 11/15/2020(e)	255	267	5.75%, 6/1/2033	25	35
CVS Caremark Corp			Denmark Government Bond
3.25%, 5/18/2015	1,105	1,133	4.00%, 11/15/2017	160	34
See accompanying notes			147

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Sovereign (continued)			Telecommunications (continued)
Finland Government Bond			Digicel Group Ltd (continued)
4.25%, 7/4/2015	$ 30 $	47	10.50%, 4/15/2018	$ 205 $	234
France Government Bond OAT			Digicel Ltd
3.50%, 4/25/2020	115	171	8.25%, 9/1/2017(e)	300	318
3.75%, 4/25/2021	90	135	12.00%, 4/1/2014(e)	805	944
French Treasury Note BTAN			Global Crossing Ltd
3.00%, 7/12/2014	23	35	9.00%, 11/15/2019(e)	225	276
Italy Buoni Poliennali Del Tesoro			12.00%, 9/15/2015	980	1,147
3.00%, 11/1/2015	25	36	Indosat Palapa Co BV
3.50%, 6/1/2014	25	37	7.38%, 7/29/2020	150	168
4.25%, 3/1/2020	235	340	Intelsat Luxembourg SA
Japan Government Ten Year Bond			11.25%, 2/4/2017	635	693
1.40%, 6/20/2019	14,000	179	11.50%, 2/4/2017	3,993	4,373
1.50%, 12/20/2017	50,000	648	Juniper Networks Inc
1.70%, 3/20/2017	39,000	511	5.95%, 3/15/2041	1,640	1,670
Japan Government Thirty Year Bond			Level 3 Financing Inc
2.00%, 9/20/2040	1,000	12	9.25%, 11/1/2014	368	382
Japan Government Twenty Year Bond			10.00%, 2/1/2018	710	767
1.90%, 3/20/2024	21,800	280	MTS International Funding Ltd
Mexican Bonos			8.63%, 6/22/2020(e)	310	353
7.25%, 12/15/2016(d)	350	31	Nextel Communications Inc
Netherlands Government Bond			7.38%, 8/1/2015	2,545	2,564
2.75%, 1/15/2015	55	82	NII Capital Corp
4.00%, 7/15/2018	25	39	7.63%, 4/1/2021	878	929
Poland Government Bond			Qtel International Finance Ltd
5.50%, 4/25/2015	22	8	3.38%, 10/14/2016	200	196
5.75%, 4/25/2014	95	36	SBA Tower Trust
Spain Government Bond			4.25%, 4/15/2015(e)	2,490	2,620
3.80%, 1/31/2017	50	71	Telecom Italia Capital SA
4.10%, 7/30/2018	50	71	0.89%, 7/18/2011(d)	2,175	2,176
4.65%, 7/30/2025	20	27	Telefonica Emisiones SAU
Sweden Government Bond			0.64%, 2/4/2013(d)	2,075	2,058
6.75%, 5/5/2014	190	35	3.73%, 4/27/2015	1,425	1,462
Switzerland Government Bond			3.99%, 2/16/2016	2,670	2,723
3.75%, 6/10/2015	20	25	Telefonica Moviles Chile SA
United Kingdom Gilt			2.88%, 11/9/2015	145	142
2.75%, 1/22/2015	20	34	Telemar Norte Leste SA
4.25%, 12/7/2040	25	42	5.50%, 10/23/2020(e)	215	210
4.50%, 3/7/2019	55	100	Telemovil Finance Co Ltd
5.00%, 3/7/2025	60	112	8.00%, 10/1/2017(e)	475	495
	$ 3,873		Verizon Communications Inc
Student Loan Asset Backed Securities - 0.19%			4.60%, 4/1/2021	2,925	2,989
SLM Student Loan Trust			6.25%, 4/1/2037	1,100	1,166
1.17%, 10/25/2012(d)	1,000	1,013	Verizon Global Funding Corp
1.37%, 10/25/2016(d)	2,709	2,743	7.75%, 12/1/2030	1,045	1,293
	$ 3,756		Vimpel Communications Via VIP Finance Ireland
Telecommunications - 3.09%			Ltd OJSC
America Movil SAB de CV			7.75%, 2/2/2021(e)	200	211
5.00%, 3/30/2020	231	241	9.13%, 4/30/2018(e)	375	430
5.63%, 11/15/2017	399	450	9.13%, 4/30/2018	100	115
AT&T Inc			Vodafone Group PLC
2.95%, 5/15/2016	3,645	3,663	0.59%, 2/27/2012(d)	4,000	4,007
4.45%, 5/15/2021	3,630	3,651	Wind Acquisition Finance SA
6.15%, 9/15/2034	880	905	11.75%, 7/15/2017(e)	1,855	2,156
6.50%, 9/1/2037	895	966	Wind Acquisition Holdings Finance SA
Bakrie Telecom Pte Ltd			12.25%, 7/15/2017(e)	1,384	1,705
11.50%, 5/7/2015(e)	140	149		$ 60,378
11.50%, 5/7/2015	375	399	Transportation - 0.37%
Cincinnati Bell Inc			BLT Finance BV
8.38%, 10/15/2020	1,570	1,574	7.50%, 5/15/2014	820	707
Cisco Systems Inc			Burlington Northern Santa Fe LLC
1.63%, 3/14/2014	1,330	1,338	6.15%, 5/1/2037	750	810
Clearwire Communications LLC/Clearwire			CSX Corp
Finance Inc			6.25%, 3/15/2018	1,185	1,367
12.00%, 12/1/2015(e)	2,310	2,512	7.38%, 2/1/2019	1,270	1,549
CommScope Inc			Florida East Coast Railway Corp
8.25%, 1/15/2019(e)	1,375	1,447	8.13%, 2/1/2017(e)	370	392
Digicel Group Ltd			Inversiones Alsacia SA
9.13%, 1/15/2015(e)	2,030	2,111	8.00%, 8/18/2018(e)	325	311

See accompanying notes

148

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Transportation (continued)			Diversified Financial Services (continued)
Kazakhstan Temir Zholy Finance BV			Nuveen Investments Inc, Term Loan (continued)
6.38%, 10/6/2020(e)	$ 330	$ 343	12.50%, 7/9/2015(d)	$ 655 $	699
Navios Maritime Holdings Inc / Navios Maritime				$ 2,607
Finance US Inc			Electric - 0.13%
8.88%, 11/1/2017	775	838	Texas Competitive Electric Holdings Co LLC,
PHI Inc			Term Loan
8.63%, 10/15/2018	845	898	3.73%, 10/29/2014(d)	2,976	2,563
		$ 7,215
TOTAL BONDS		$ 1,192,283	Entertainment - 0.09%
	Principal		CCM Merger Inc, Term Loan
	Amount		7.00%, 2/1/2017(d)	1,800	1,822
CONVERTIBLE BONDS - 0.06%	(000's)	Value (000's)
Aerospace & Defense - 0.02%			Healthcare - Services - 0.26%
GenCorp Inc			Aurora Diagnostics Inc, Term Loan
4.06%, 12/31/2039	400	416	6.25%, 4/20/2016(d)	280	281
			HCA Inc, Term Loan A1
Telecommunications - 0.04%			1.56%, 1/22/2012(d)	1,822	1,818
Clearwire Communications LLC / Clearwire			HCA Inc, Term Loan B1
Finance Inc			2.56%, 11/18/2013(d)	976	975
8.25%, 12/1/2040(e)	695	723	Multiplan Inc, Term Loan B
			4.75%, 8/26/2017(d)	1,498	1,503
TOTAL CONVERTIBLE BONDS		$ 1,139	Renal Advantage Holdings Inc, Term Loan
	Principal		5.75%, 12/8/2016(d)	559	564
SENIOR FLOATING RATE INTERESTS -	Amount			$ 5,141
2.08%	(000's)	Value (000's)	Insurance - 0.17%
Advertising - 0.03%			Asurion Corp, PIK Term Loan
Getty Images Inc, Term Loan			6.73%, 7/7/2015(d)	513	511
5.25%, 11/3/2016(d)	$ 552	$ 558	Asurion Corp, Term Loan
			6.75%, 3/31/2015(d)	2,149	2,182
Automobile Manufacturers - 0.03%			CNO Financial Group Inc, Term Loan
Ford Motor Co, Term Loan			7.50%, 12/31/2016(d)	650	653
2.97%, 12/15/2013(d)	576	576		$ 3,346
			Internet - 0.12%
Automobile Parts & Equipment - 0.04%			Level 3 Financing Inc, Bridge Loan
Hayes Lemmerz International Inc, Term Loan			0.00%, 4/11/2017(c),(d),(h),(i)	1,000	1,000
12.00%, 12/11/2013(d)	417	433	Level 3 Financing Inc, Term Loan
HHI Holdings LLC, Term Loan			2.50%, 3/13/2014(d)	735	723
7.01%, 3/18/2017(d)	310	310	Open Solutions Inc, Term Loan B
		$ 743	2.40%, 1/23/2014(d)	558	495
Chemicals - 0.06%				$ 2,218
AZ Chem US Inc, Term Loan			Lodging - 0.10%
5.42%, 11/19/2016(d)	377	379	Ameristar Casinos Inc, Term Loan
Ineos US Finance LLC, Term Loan B2			4.00%, 4/14/2018(d)	185	187
7.50%, 12/16/2013(d)	391	402	Caesars Entertainment Operating Co Inc, Term
Ineos US Finance LLC, Term Loan C2			Loan
8.00%, 12/16/2014(d)	401	415	4.72%, 1/28/2015(d)	1,775	1,661
		$ 1,196		$ 1,848
Coal - 0.03%			Machinery - Diversified - 0.02%
Walter Energy Inc, Term Loan			Manitowoc Co Inc/The, Term Loan
4.00%, 2/3/2018(d)	645	650	8.00%, 4/14/2014(d)	379	379

Commercial Services - 0.08%			Media - 0.14%
Hertz Corp/The, Term Loan			Univision Communications Inc, Term Loan
3.75%, 2/16/2018(d)	605	610	4.46%, 3/29/2017(d)	2,818	2,753
Interactive Data Corp, Term Loan
4.75%, 1/31/2018(d)	465	467	Pharmaceuticals - 0.10%
Springboard Finance LLC, Term Loan			Grifols SA, Term Loan
7.00%, 2/23/2015(d)	536	540	0.00%, 6/4/2016(d),(h)	910	917
		$ 1,617	NBTY Inc, Term Loan
Computers - 0.01%			4.25%, 10/1/2017(d)	1,047	1,055
Spansion LLC, Term Loan				$ 1,972
6.25%, 2/9/2015(d)	232	234	Retail - 0.12%
			DineEquity Inc, Term Loan
Diversified Financial Services - 0.13%			4.25%, 10/19/2017(d)	543	549
AGFS Funding Co, Term Loan			Dunkin' Brands Inc, Term Loan
7.25%, 4/21/2015(d)	1,420	1,420	4.25%, 11/23/2017(d)	499	502
Nuveen Investments Inc, Term Loan			OSI Restaurant Partners LLC, Term Loan
5.79%, 5/13/2017(d)	487	488	0.10%, 6/14/2013(d)	50	49

See accompanying notes

149

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2011 (unaudited)

	Principal			Principal

SENIOR FLOATING RATE INTERESTS	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount

(continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's) Value (000's)

Retail (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)

OSI Restaurant Partners LLC, Term Loan			6.00%, 1/1/2029(j)	$ 6 $	6

(continued)			6.00%, 3/1/2031(j)	40	44

2.50%, 6/14/2014(d)	$ 520	$ 510	6.00%, 4/1/2031(j)	4	5

Petco Animal Supplies Inc, Term Loan			6.00%, 12/1/2031(j)	214	236

4.50%, 11/24/2017(d)	510	514	6.00%, 12/1/2032(j)	208	230

Phillips-Van Heusen Corp, Term Loan			6.00%, 2/1/2033(j)	299	330

3.50%, 5/6/2016(d)	265	269	6.00%, 12/1/2033(j)	359	396

		$ 2,393	6.00%, 10/1/2036(d),(j)	2,120	2,329

Semiconductors - 0.16%			6.00%, 12/1/2037(d),(j)	2,910	3,197

Edwards Ltd, Term Loan			6.00%, 1/1/2038(d),(j)	875	962

5.50%, 5/31/2016(d)	748	749	6.00%, 1/1/2038(j)	2,082	2,294

Freescale Semiconductor Inc, Term Loan			6.00%, 7/1/2038(j)	10,278	11,328

4.49%, 12/1/2016(d)	1,831	1,829	6.50%, 6/1/2017(j)	208	227

Microsemi Corp, Term Loan			6.50%, 3/1/2029(j)	4	4

4.00%, 10/30/2017(d)	549	551	6.50%, 3/1/2029(j)	29	33

NXP Funding LLC, Term Loan			6.50%, 5/1/2029(j)	44	50

4.50%, 3/7/2017(d)	55	56	6.50%, 4/1/2031(j)	22	25

		$ 3,185	6.50%, 6/1/2031(j)	2	2

Software - 0.12%			6.50%, 9/1/2031(j)	12	14

First Data Corp, Term Loan B1			6.50%, 2/1/2032(j)	18	21

2.96%, 12/24/2014(d)	1,133	1,075	6.50%, 2/1/2032(j)	14	16

First Data Corp, Term Loan B3			6.50%, 5/1/2032(j)	53	60

2.96%, 9/24/2014(d)	875	830	6.50%, 4/1/2035(j)	525	591

Reynolds & Reynolds Co/The, Term Loan			6.50%, 10/1/2035(j)	256	289

3.75%, 4/21/2018(d)	375	377	7.00%, 12/1/2029(j)	17	19
			7.00%, 6/1/2030(j)	27	31

		$ 2,282	7.00%, 12/1/2030(j)	21	24

Telecommunications - 0.14%			7.00%, 6/1/2031(j)	1	1
EchoStar Corp, BridgeLoan
0.00%, 1/31/2019 (c),(d),(h),(i)	1,000	1,000	7.00%, 9/1/2031(j)	6	7

0.00%, 6/30/2019(c),(d),(h),(i)	1,000	1,000	7.50%, 9/1/2030(j)	6	7
			7.50%, 9/1/2030(j)	5	6
Intelsat Jackson Holdings SA, Term Loan
3.29%,2/1/2014 (d)	550	539	7.50%, 12/1/2030(j)	1	1

5.25%, 4/6/2018(d)	95	96	7.50%, 1/1/2031(j)	34	40
			7.50%, 3/1/2031(j)	10	12

		$ 2,635	7.50%, 2/1/2032(j)	18	21

TOTAL SENIOR FLOATING RATE INTERESTS		$ 40,718	8.00%, 9/1/2030(j)	122	145

	Principal		8.00%, 11/1/2030(j)	1	1
U.S. GOVERNMENT & GOVERNMENT	Amount

AGENCY OBLIGATIONS - 40.90%	(000's)	Value (000's)		$ 86,173

Federal Home Loan Mortgage Corporation (FHLMC) - 4.40%			Federal National Mortgage Association (FNMA) - 21.45%
			1.78%, 10/1/2034(d),(j)	328	337
2.57%, 12/1/2035(d),(j)	$ 96	$ 101
			2.35%, 12/1/2032(d),(j)	244	256
2.62%, 1/1/2034(d),(j)	198	208
			2.36%, 2/1/2036(d),(j)	40	40
2.65%, 5/1/2037(d),(j)	482	510
			2.40%, 1/1/2033(d),(j)	235	245
4.50%, 6/1/2040(j)	3,338	3,445
			2.43%, 3/1/2035(d),(j)	566	593
4.50%, 8/1/2040(j)	522	538
			2.44%, 4/1/2036(d),(j)	558	586
4.50%, 1/1/2041(j)	6,606	6,817
			2.54%, 7/1/2033(d),(j)	2,069	2,167
5.00%, 3/1/2018(j)	1,902	2,040
			2.72%, 7/1/2034(d),(j)	661	691
5.00%, 5/1/2018(j)	1,302	1,404
			2.74%, 8/1/2035(d),(j)	32	34
5.00%, 10/1/2018(j)	903	973
			2.76%, 4/1/2033(d),(j)	349	366
5.00%, 1/1/2019(j)	1,331	1,434
			2.86%, 8/1/2035(d),(j)	405	424
5.00%, 8/1/2040(j)	16,139	17,059
			2.92%, 3/1/2035(d),(j)	6,768	7,144
5.07%, 7/1/2034(d),(j)	106	112
			3.50%, 12/1/2025(j)	5,026	5,094
5.50%, 3/1/2018(j)	298	325
			4.00%, 8/1/2020(j)	7,856	8,265
5.50%, 8/1/2023(j)	3,211	3,501
			4.00%, 5/1/2025(j)	2,451	2,544
5.50%, 6/1/2024(j)	403	439
			4.00%, 3/1/2026(j)	6,711	6,973
5.50%, 4/1/2033(j)	176	191
			4.00%, 2/1/2031(j)	1,937	1,969
5.50%, 5/1/2033(j)	471	510
			4.00%, 3/1/2031(j)	15,088	15,336
5.50%, 10/1/2033(j)	410	443
			4.00%, 4/1/2031(j)	2,965	3,014
5.50%, 12/1/2033(j)	2,635	2,877
			4.00%, 11/1/2040(j)	7,573	7,551
5.50%, 1/1/2035(j)	1,212	1,310
			4.00%, 12/1/2040(j)	6,939	6,923
5.50%, 2/1/2035(j)	2,373	2,565
			4.00%, 12/1/2040(j)	14,805	14,767
5.50%, 11/1/2036(j)	2,767	2,989
			4.50%, 1/1/2020(j)	1,135	1,207
5.50%, 4/1/2038(j)	2,217	2,394
			4.50%, 4/1/2024(j)	6,028	6,387
5.50%, 8/1/2038(j)	2,104	2,289
			4.50%, 5/1/2025(j)	6,512	6,899
5.50%, 9/1/2039(j)	6,661	7,205
			4.50%, 7/1/2025(j)	1,849	1,958
6.00%, 7/1/2017(j)	79	86
			4.50%, 6/1/2039(j)	2,372	2,449
6.00%, 3/1/2022(j)	257	282
			4.50%, 7/1/2039(j)	426	440
6.00%, 7/1/2023(j)	1,007	1,104
			4.50%, 8/1/2039(j)	5,778	5,966
6.00%, 6/1/2028(j)	17	18
			4.50%, 5/1/2040(j)	3,351	3,463

See accompanying notes

150

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) - 5.82%
4.50%, 8/1/2040(j)	$ 1,561	$ 1,612	4.00%, 12/20/2040	$ 7,835	$ 7,944
4.50%, 8/1/2040(j)	708	729	4.00%, 5/1/2041(k)	4,000	4,052
4.50%, 2/1/2041(j)	9,353	9,666	4.50%, 6/20/2025	19,249	20,630
4.50%, 2/1/2041(j)	42,268	43,643	4.50%, 8/15/2040	9,673	10,146
4.50%, 5/1/2041(j),(k)	17,406	17,909	4.50%, 5/1/2041(k)	26,700	27,918
5.00%, 3/1/2018(j)	668	718	5.00%, 11/15/2033	8,763	9,447
5.00%, 5/1/2020(j)	610	657	5.00%, 6/15/2034	195	211
5.00%, 12/1/2039(j)	392	416	5.00%, 8/20/2040	19,080	20,462
5.00%, 2/1/2040(j)	895	947	5.00%, 4/1/2041(k)	4,755	5,093
5.00%, 2/1/2040(j)	830	878	5.50%, 5/20/2035	439	479
5.00%, 4/1/2040(j)	2,010	2,126	5.50%, 4/1/2041(k)	5,010	5,453
5.00%, 8/1/2040(j)	1,176	1,243	6.00%, 7/20/2028	127	140
5.00%, 5/1/2041(j),(k)	63,550	67,075	6.00%, 11/20/2028	116	128
5.32%, 10/1/2036(d),(j)	577	614	6.00%, 1/20/2029	130	144
5.50%, 9/1/2017(j)	86	94	6.00%, 7/20/2029	31	34
5.50%, 10/1/2017(j)	119	129	6.00%, 8/15/2031	69	77
5.50%, 6/1/2020(j)	2,398	2,611	6.00%, 1/15/2032	17	19
5.50%, 9/1/2020(j)	2,440	2,672	6.00%, 2/15/2032	181	202
5.50%, 2/1/2023(j)	291	317	6.00%, 2/15/2033	90	101
5.50%, 6/1/2023(j)	1,224	1,337	6.00%, 12/15/2033	134	149
5.50%, 7/1/2023(j)	20	22	6.50%, 3/20/2028	23	26
5.50%, 7/1/2033(j)	913	989	6.50%, 5/20/2029	20	22
5.50%, 9/1/2033(j)	1,076	1,165	6.50%, 2/20/2032	11	12
5.50%, 8/1/2036(j)	6,655	7,196	6.50%, 10/15/2032	68	77
5.50%, 2/1/2037(j)	653	707	6.50%, 12/15/2032	448	508
5.50%, 4/1/2038(j)	20,522	22,205	7.00%, 4/15/2031	1	1
5.50%, 12/1/2038(j)	9,615	10,418	7.00%, 6/15/2031	39	45
5.50%, 1/1/2040(j)	3,776	4,067	7.00%, 7/15/2031	7	8
5.50%, 5/1/2040(j)	2,711	2,920	7.00%, 6/15/2032	207	240
5.50%, 5/1/2040(j)	2,535	2,739	8.00%, 1/20/2031	13	15
5.50%, 7/1/2040(j)	3,416	3,680			$ 113,783
5.50%, 7/1/2040(j)	4,159	4,481	U.S. Treasury - 9.23%
5.50%, 5/1/2041(j),(k)	40,000	43,050	1.25%, 10/31/2015	135	132
5.97%, 12/1/2036(d),(j)	2,489	2,665	1.88%, 8/31/2017(l)	57,925	55,830
6.00%, 10/1/2021(j)	1,524	1,677	2.63%, 1/31/2018	10,000	10,012
6.00%, 2/1/2023(j)	103	113	2.63%, 8/15/2020	20,000	19,017
6.00%, 5/1/2032(j)	19	21	2.75%, 2/15/2019	40	40
6.00%, 5/1/2036(j)	651	718	3.13%, 5/15/2019	625	634
6.00%, 9/1/2037(j)	2,611	2,859	3.25%, 12/31/2016	400	422
6.00%, 1/1/2038(j)	9,611	10,554	4.00%, 8/15/2018(g)	27,650	29,989
6.00%, 2/1/2038(d),(j)	4,148	4,541	4.38%, 5/15/2040	14,500	14,409
6.00%, 3/1/2038(j)	1,516	1,667	4.50%, 2/15/2036	13,500	13,835
6.00%, 5/1/2038(j)	1,035	1,139	4.75%, 2/15/2041	100	106
6.00%, 5/1/2038(j)	938	1,032	5.38%, 2/15/2031	65	76
6.00%, 5/1/2038(j)	1,638	1,806	6.00%, 2/15/2026	26,000	32,090
6.00%, 8/1/2038(j)	3,471	3,832	6.13%, 8/15/2029	25	31
6.00%, 8/1/2038(j)	1,548	1,707	6.75%, 8/15/2026	3,000	3,975
6.50%, 7/1/2016(j)	10	11			$ 180,598
6.50%, 2/1/2017(j)	29	31	TOTAL U.S. GOVERNMENT &
6.50%, 3/1/2017(j)	14	16	GOVERNMENT AGENCY OBLIGATIONS		$ 800,208
6.50%, 4/1/2017(j)	8	9
6.50%, 8/1/2017(j)	212	234		Maturity
6.50%, 5/1/2022(j)	22	24		Amount
6.50%, 12/1/2031(j)	9	10	REPURCHASE AGREEMENTS - 5.36%	(000's)	Value (000's)
6.50%, 2/1/2032(j)	21	24	Banks - 5.36%
6.50%, 2/1/2032(j)	13	14	Investment in Joint Trading Account; Credit Suisse $	21,169	$ 21,169
6.50%, 4/1/2032(j)	17	19	Repurchase Agreement; 0.03% dated
6.50%, 6/1/2032(j)	6	7	04/29/11 maturing 05/02/11 (collateralized by
6.50%, 8/1/2032(j)	106	120	US Treasury Strips; $21,591,982; 0.00%;
6.50%, 7/1/2037(j)	1,475	1,665	dated 08/15/14 - 08/15/37)
6.50%, 7/1/2037(j)	2,273	2,567	Investment in Joint Trading Account; Deutsche	31,422	31,422
6.50%, 12/1/2037(j)	3,798	4,277	Bank Repurchase Agreement; 0.03% dated
6.50%, 2/1/2038(j)	1,542	1,737	04/29/11 maturing 05/02/11 (collateralized by
6.50%, 3/1/2038(j)	1,073	1,208	Sovereign Agency Issues; $32,050,603;
7.00%, 2/1/2032(j)	48	56	0.00% - 4.38%; dated 09/15/12 - 10/15/29)
7.00%, 3/1/2032(j)	105	121	Investment in Joint Trading Account; JP Morgan	11,577	11,577
7.50%, 8/1/2032(j)	45	53	Repurchase Agreement; 0.02% dated
			04/29/11 maturing 05/02/11 (collateralized by
		$ 419,654	Sovereign Agency Issues; $11,808,114;
			0.00% - 9.80%; dated 06/15/11 - 09/26/19)

See accompanying notes

151

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2011 (unaudited)

Maturity
Amount			Mortgage Securities				48 .10%
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)	Financial				19 .38%
			Government				9 .50%
Banks (continued)			Energy				6 .38%
Investment in Joint Trading Account; Merrill	$ 29,037	$ 29,037	Communications				6 .25%
	Lynch Repurchase Agreement; 0.03% dated		Asset Backed Securities				5 .05%
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $29,617,726;			Consumer, Non-cyclical				3 .97%
	0.00% - 8.13%; dated 05/11/11 - 09/15/39)		Consumer, Cyclical				3 .24%
			Utilities				2 .30%
Investment in Joint Trading Account; Morgan	11,577	11,576	Basic Materials				1 .99%
Stanley Repurchase Agreement; 0.02% dated
	04/29/11 maturing 05/02/11 (collateralized by		Industrial				1 .91%
			Technology				1 .22%
Sovereign Agency Issues; $11,808,114;			Diversified				0 .09%
	1.11% - 2.38%; dated 06/22/12 - 07/28/15)		Liabilities in Excess of Other Assets, Net				(9 .38)%
		$ 104,781	TOTAL NET ASSETS				100.00%
TOTAL REPURCHASE AGREEMENTS		$ 104,781
Total Investments		$ 2,139,913
Liabilities in Excess of Other Assets, Net - (9.38)%		$ (183,464)
TOTAL NET ASSETS - 100.00%		$ 1,956,449

(a) Security is Illiquid
(b) Non-Income Producing Security
(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,300 or 0.68% of net assets.
(d)	Variable Rate. Rate shown is in effect at April 30, 2011.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $310,114 or 15.85% of net assets.
(f)	Security purchased on a when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $681 or 0.03% of net assets.
(h) This Senior Floating Rate Note will settle after April 30, 2011, at which time the interest rate will be determined.
(i) All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
(j) This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.
(l) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $7,481 or 0.38% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 63,860
Unrealized Depreciation		(58,303)
Net Unrealized Appreciation (Depreciation)		$ 5,557
Cost for federal income tax purposes		$ 2,134,356
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

Unrealized/
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	$ 20,000	$ (237)
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	16,430	(952)
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	22,500	(264)
Barclays Bank PLC	CMBX.NA.AA.1		Sell	0.35%	10/12/2052	2,500	(1)
Deutsche Bank AG	CMBX.NA.AAA.4		Sell	0.35%	2/17/2051	6,250	38
Morgan Stanley Capital Services Inc	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	22,570	(1,300)
Morgan Stanley Capital Services Inc	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	22,500	(304)

See accompanying notes

152

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

Credit Default Swaps (continued)

								Unrealized/
			Buy/Sell	(Pay)/Receive Expiration			Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate		Date	Amount	(Depreciation)
Morgan Stanley Capital Services Inc	CMBX.NA.AA.1			Sell	0.25%	10/12/2052	$ 2,500	$ 17
Morgan Stanley Capital Services Inc	CMBX.NA.AAA.4			Sell	0.35%	2/17/2051	6,250	23
Morgan Stanley Capital Services Inc	CMBX.NA.AM.4			Sell	0.50%	2/17/2051	5,000	90

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For					Value	Appreciation/(Depreciation)
Australian Dollar	JP Morgan Securities	6/17/2011		70,724$		69 $	77	$ (8)
British Pound	JP Morgan Securities	6/17/2011		186,848		300	312	(12)
Canadian Dollar	JP Morgan Securities	6/17/2011		108,320		109	114	(5)
Danish Kroner	JP Morgan Securities	6/17/2011		176,266		33	35	(2)
Euro	JP Morgan Securities	6/17/2011		1,122,274		1,563	1,660	(97)
Japanese Yen	JP Morgan Securities	6/17/2011		136,032,684		1,682	1,678	4
Mexican Peso	JP Morgan Securities	6/17/2011		399,656		34	35	(1)
Polish Zloty	JP Morgan Securities	6/17/2011		123,488		42	46	(4)
Swedish Krona	JP Morgan Securities	6/17/2011		237,982		37	39	(2)
Swiss Franc	JP Morgan Securities	6/17/2011		22,683		24	26	(2)

All dollar amounts are shown in thousands (000's)

Futures Contracts

								Unrealized
Type	Long/Short	Contracts	Notional Value		Current Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2011	Long	153 $		18,198	$ 18,535 $			337
							$ 337

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive				Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate Fixed Rate Expiration Date Currency				Amount	Appreciation/(Depreciation)
Morgan Stanley Capital	3 Month LIBOR	Receive	3.56%	4/4/2021	USD	$ 6,250	$ (109)
Services Inc
Morgan Stanley Capital	3 Month LIBOR	Receive	2.43%	4/4/2016	USD	10,000		(143)
Services Inc
Morgan Stanley Capital	3 Month LIBOR	Receive	3.04%	4/4/2018	USD		5,000	(84)
Services Inc

All dollar amounts are shown in thousands (000's)

See accompanying notes

153

Schedule of Investments Core Plus Bond Fund I

April 30, 2011 (unaudited)

CONVERTIBLE PREFERRED STOCKS -				Principal
0.21%	Shares Held Value (000's)			Amount
Banks - 0.21%			BONDS (continued)	(000's)	Value (000's)
Wells Fargo & Co	5,800 $	6,261	Banks (continued)
			Citigroup Inc (continued)
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 6,261		5.50%, 08/27/2012	$ 400	$ 421
	Principal		5.50%, 04/11/2013	5,800	6,209
	Amount		5.50%, 10/15/2014	10,400	11,340
BONDS - 45.28%	(000's) Value (000's)		5.63%, 08/27/2012	600	630
Agriculture - 0.12%			6.00%, 02/21/2012	700	729
Altria Group Inc			6.00%, 08/15/2017	4,658	5,136
4.13%, 09/11/2015	$ 1,800 $	1,893	6.40%, 03/27/2013	1,700	2,654
UST LLC			8.50%, 05/22/2019	300	374
5.75%, 03/01/2018	1,700	1,819	Commonwealth Bank of Australia
	$ 3,712		0.71%, 07/12/2013(a),(b)	13,900	13,927
Airlines - 0.03%			Credit Agricole SA
			7.59%, 01/29/2049(a)	1,400	2,286
UAL 2009-1 Pass Through Trust			8.38%, 12/13/2049(a),(b)	16,500	18,026
10.40%, 11/01/2016	850	977
			Credit Suisse/New York NY
Automobile Asset Backed Securities - 0.01%			2.20%, 01/14/2014	1,700	1,722
Capital Auto Receivables Asset Trust			Danske Bank A/S
1.67%, 10/15/2012(a)	293	294	2.50%, 05/10/2012(b)	4,100	4,166
			Deutsche Bank AG/London
Banks - 17.90%			6.00%, 09/01/2017	2,900	3,283
Ally Financial Inc			Dexia Credit Local SA
3.51%, 02/11/2014(a)	12,900	13,019	0.75%, 04/29/2014(a),(b)	8,700	8,665
5.38%, 06/06/2011	7,802	11,556	Export-Import Bank of Korea
6.00%, 12/15/2011	4,000	4,085	4.00%, 01/29/2021	800	733
6.75%, 12/01/2014	300	320	5.13%, 06/15/2020	1,400	1,418
6.88%, 09/15/2011	6,500	6,610	5.88%, 01/14/2015	8,000	8,817
7.50%, 09/15/2020(b)	1,300	1,417	Goldman Sachs Group Inc/The
			1.38%, 02/04/2013(a)	200	293
8.30%, 02/12/2015	5,000	5,625	1.43%, 05/23/2016(a)	1,300	1,817
American Express Bank FSB
6.00%, 09/13/2017	5,000	5,657	5.13%, 04/24/2013	1,300	1,996
American Express Centurion Bank			6.25%, 09/01/2017	1,800	2,004
5.55%, 10/17/2012	1,300	1,379	HSBC Bank PLC
Australia & New Zealand Banking Group Ltd			2.00%, 01/19/2014(b)	1,800	1,806
2.13%, 01/10/2014(b)	5,100	5,145	ING Bank NV
			1.11%, 03/30/2012(a),(b)	23,000	23,065
Banco Santander Brasil SA/Brazil
4.25%, 01/14/2016(b)	2,900	2,900	2.63%, 02/09/2012(b)	23,600	23,973
4.50%, 04/06/2015(b)	500	509	Intesa Sanpaolo SpA
			2.71%, 02/24/2014(a),(b)	4,100	4,202
Banco Santander Chile
1.52%, 04/20/2012(a),(b)	4,700	4,699	Intesa Sanpaolo SpA/New York NY
1.87%, 01/19/2016(a),(b),(c)	2,100	2,110	2.38%, 12/21/2012	14,500	14,601
Bank of America Corp			JP Morgan Chase & Co
4.50%, 04/01/2015	10,000	10,521	0.43%, 12/21/2011(a)	4,500	4,505
			1.06%, 09/30/2013(a)	4,400	4,416
6.50%, 08/01/2016	10,100	11,386
Bank of Montreal			4.25%, 10/15/2020	7,300	7,098
2.85%, 06/09/2015(b)	1,800	1,847	6.00%, 01/15/2018	800	890
			7.90%, 04/29/2049(a)	2,100	2,307
Bank of Nova Scotia
1.65%, 10/29/2015(b)	1,900	1,846	JP Morgan Chase Bank NA
Barclays Bank PLC			0.64%, 06/13/2016(a)	3,500	3,362
2.38%, 01/13/2014	1,900	1,928	KeyCorp
5.00%, 09/22/2016	10,100	10,875	6.50%, 05/14/2013	800	875
6.05%, 12/04/2017(b)	4,300	4,572	Korea Development Bank
BBVA Bancomer SA/Texas			4.38%, 08/10/2015	7,400	7,760
4.50%, 03/10/2016(b)	1,100	1,115	8.00%, 01/23/2014	2,000	2,297
6.50%, 03/10/2021(b)	2,300	2,349	Lloyds TSB Bank PLC
BPCE SA			4.88%, 01/21/2016	1,100	1,155
2.38%, 10/04/2013(b)	700	709	5.80%, 01/13/2020(b)	18,100	18,549
12.50%, 08/29/2049(b),(d)	8,000	9,321	12.00%, 12/31/2049(b)	12,200	13,572
Capital One Capital V			Morgan Stanley
10.25%, 08/15/2039	10,000	10,800	0.47%, 04/19/2012	1,500	1,498
CIT Group Inc			0.59%, 01/09/2014(a)	1,200	1,175
5.25%,04/01/2014(b)	800	819	1.25%, 04/29/2013(a)	11,200	11,214
7.00%, 05/01/2015	5,800	5,880	5.95%, 12/28/2017	2,700	2,931
Citigroup Inc			Nordea Bank AB
0.43%, 03/16/2012(a)	2,000	1,995	2.13%, 01/14/2014(b)	800	807
0.58%, 06/09/2016(a)	300	283	4.88%, 01/27/2020(b)	10,900	11,274
1.36%, 06/28/2013(a)	2,300	3,339	Regions Bank/Birmingham AL
1.73%, 01/13/2014(a)	4,800	4,883	7.50%, 05/15/2018	800	863
2.31%, 08/13/2013(a)	2,200	2,262	Regions Financial Corp
3.63%, 11/30/2017	2,300	3,252	7.38%, 12/10/2037	500	490

See accompanying notes

154

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Diversified Financial Services (continued)
Royal Bank of Scotland PLC/The			Ford Motor Credit Co LLC (continued)
1.45%, 10/20/2011(b)	$ 8,700 $	8,742	7.50%, 08/01/2012	$ 1,500 $	1,592
2.02%, 03/30/2015(a),(d)	2,000	1,811	General Electric Capital Corp
2.63%, 05/11/2012(b)	21,900	22,373	0.49%, 10/06/2015(a)	7,500	7,287
3.00%, 12/09/2011(b)	3,000	3,049	6.88%, 01/10/2039	500	574
3.95%, 09/21/2015	1,400	1,426	Goldman Sachs Capital II
Santander Issuances SA Unipersonal			5.79%, 12/29/2049(a)	2,600	2,242
7.30%, 07/27/2019(a)	9,050	15,736	International Lease Finance Corp
Santander US Debt SA Unipersonal			1.47%, 08/15/2011(a)	8,100	11,822
1.11%, 03/30/2012(a),(b)	17,200	17,138	5.75%, 06/15/2011	3,000	3,008
Societe Generale			6.75%, 09/01/2016(b)	1,700	1,811
5.92%, 04/29/2049(a),(b)	500	485	Macquarie Bank Ltd
Sumitomo Mitsui Banking Corp			2.60%, 01/20/2012(b)	20,726	21,052
1.95%, 01/14/2014(b)	2,200	2,205	Macquarie Group Ltd
Turkiye Garanti Bankasi AS			7.30%, 08/01/2014(b)	7,400	8,313
2.77%, 04/20/2016(a),(b)	1,100	1,105	Merrill Lynch & Co Inc
UBS AG/Stamford CT			0.54%, 06/05/2012(a)	4,200	4,186
1.27%, 01/28/2014(a)	1,000	1,010	1.73%, 09/14/2018(a)	6,295	7,908
1.41%, 02/23/2012(a)	3,800	3,829	6.05%, 08/15/2012	14,150	15,005
USB Capital IX			Nomura Holdings Inc
3.50%, 04/15/2049(a)	800	677	6.70%, 03/04/2020	13,200	14,289
Wachovia Corp			Northern Rock Asset Management PLC
0.41%, 10/15/2011(a)	11,550	11,562	5.63%, 06/22/2017(b),(d)	12,200	12,573
Wells Fargo & Co			SLM Corp
7.98%, 03/29/2049(a)	23,000	25,300	3.13%, 09/17/2012	2,550	3,708
Westpac Banking Corp			4.88%, 12/17/2012	7,500	12,326
3.59%, 08/14/2014(b)	2,000	2,123	5.00%, 04/15/2015	10,000	10,264
	$ 534,915		5.05%, 11/14/2014	4,000	4,143
Beverages - 0.77%			Springleaf Finance Corp
Anheuser-Busch InBev Worldwide Inc			0.56%, 12/15/2011(a)	10,000	9,864
4.13%, 01/15/2015	7,900	8,454	0.59%, 08/17/2011(a)	100	99
5.38%, 01/15/2020	7,900	8,685	3.25%, 01/16/2013	6,800	9,426
Coca-Cola Enterprises Inc			4.13%, 11/29/2013	7,500	10,164
1.13%, 11/12/2013	5,800	5,762	4.63%, 06/22/2011	200	295
	$ 22,901		4.88%, 07/15/2012	2,600	2,580
Chemicals - 1.08%			5.63%, 08/17/2011	7,000	7,035
Braskem Finance Ltd			6.90%, 12/15/2017	1,200	1,125
5.75%, 04/15/2021(b)	900	898	SteelRiver Transmission Co LLC
Dow Chemical Co/The			4.71%, 06/30/2017(b),(d)	3,136	3,147
2.50%, 02/15/2016	29,000	28,408	Stone Street Trust
PPG Industries Inc			5.90%, 12/15/2015(b)	6,000	6,288
1.90%, 01/15/2016	3,100	2,974	Sydney Airport Finance Co Pty Ltd
			5.13%, 02/22/2021(b)	500	498
	$ 32,280
Commercial Services - 0.23%			Vnesheconombank Via VEB Finance Ltd
			5.45%, 11/22/2017(b),(d)	900	920
Duke University
4.20%, 04/01/2014	1,800	1,943		$ 242,427
5.15%, 04/01/2019	1,400	1,539	Electric - 0.72%
President and Fellows of Harvard College			Centrais Eletricas Brasileiras SA
6.00%, 01/15/2019(b)	500	580	6.88%, 07/30/2019(b)	1,600	1,794
6.50%, 01/15/2039(b)	2,400	2,920	Cleco Power LLC
	$ 6,982		6.00%, 12/01/2040	6,300	6,098
Diversified Financial Services - 8.11%			Duke Energy Carolinas LLC
American Express Travel Related Services Co Inc			5.75%, 11/15/2013	2,300	2,562
5.25%, 11/21/2011(b)	2,400	2,460	EDF SA
Banque PSA Finance			5.50%, 01/26/2014(b)	500	550
2.20%, 04/04/2014 (a),(b)	4,300	4,288	6.50%, 01/26/2019(b)	500	579
Bear Stearns Cos LLC/The			Enel Finance International NV
			6.80%, 09/15/2037(b)	2,800	2,934
7.25%, 02/01/2018	2,200	2,585
Caterpillar Financial Services Corp			Entergy Corp
7.05%, 10/01/2018	5,390	6,605	3.63%, 09/15/2015	4,500	4,480
Citigroup Capital XXI			Korea Hydro & Nuclear Power Co Ltd
8.30%, 12/21/2057	9,050	9,403	6.25%, 06/17/2014	900	990
FCE Bank PLC			Majapahit Holding BV
7.13%, 01/16/2012	2,000	3,048	7.75%, 01/20/2020	1,300	1,501
7.13%, 01/15/2013	5,350	8,372		$ 21,488
Ford Motor Credit Co LLC			Healthcare - Services - 0.35%
3.03%, 01/13/2012(a)	1,600	1,614	HCA Inc
7.00%, 10/01/2013	6,100	6,610	8.50%, 04/15/2019	5,200	5,772
7.25%, 10/25/2011	3,800	3,898
See accompanying notes			155

Schedule of Investments Core Plus Bond Fund I

April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services (continued)			Mortgage Backed Securities (continued)
Roche Holdings Inc			Banc of America Large Loan Inc
7.00%, 03/01/2039(b)	$ 3,900 $	4,760	1.97%, 11/15/2013(a),(b)	$ 6,575 $	6,281
	$ 10,532		5.81%, 02/24/2051(a),(b)	14,500	15,815
Holding Companies - Diversified - 0.04%			Banc of America Mortgage Securities Inc
Noble Group Ltd			5.50%, 12/25/2020	1,930	1,977
6.75%, 01/29/2020	1,200	1,272	BCAP 2011-RR4 8A1
			0.00%, 02/25/2036(a),(b),(c)	3,300	3,086
Home Equity Asset Backed Securities - 0.19%			Bear Stearns Adjustable Rate Mortgage Trust
Bear Stearns Asset Backed Securities Trust			3.33%, 12/25/2035(a)	384	365
0.41%, 12/25/2036(a)	4,000	2,544	Bear Stearns Alt-A Trust
Lake Country Mortgage Loan Trust			2.63%, 05/25/2035(a)	417	344
0.67%, 12/25/2032(a),(b)	3,085	3,053	2.93%, 09/25/2035(a)	39	30
	$ 5,597		Bear Stearns Commercial Mortgage Securities
Insurance - 1.70%			5.70%, 06/11/2050	200	213
American International Group Inc			Chase Mortgage Finance Corp
4.95%, 03/20/2012	1,000	1,035	6.00%, 09/25/2036(a)	3,843	3,685
5.45%, 05/18/2017	2,000	2,099	Citicorp Mortgage Securities Inc
5.85%, 01/16/2018	700	740	5.50%, 08/25/2036	3,291	3,127
8.18%, 05/15/2068	11,300	12,656	Citigroup Mortgage Loan Trust Inc
8.25%, 08/15/2018	4,000	4,748	5.50%, 09/25/2035	12,202	11,480
Dai-ichi Life Insurance Co Ltd/The			Countrywide Home Loan Mortgage Pass Through
7.25%, 12/31/2049(b),(d)	2,200	2,210	Trust
Hartford Financial Services Group Inc			5.50%, 11/25/2035	5,429	5,114
8.13%, 06/15/2068(a)	1,200	1,345	European Loan Conduit
Metropolitan Life Global Funding I			1.24%, 05/15/2019(a)	429	584
0.68%, 07/13/2011(a),(b)	13,900	13,911	Fannie Mae
New York Life Global Funding			0.52%, 04/25/2037(a)	2,024	2,020
0.43%, 06/16/2011(a),(b)	800	800	0.66%, 09/25/2035(a)	3,852	3,860
Pacific Life Insurance Co			Fannie Mae Grantor Trust
9.25%, 06/15/2039(b)	3,000	3,990	7.50%, 06/25/2030	25	28
Pacific LifeCorp			7.50%, 07/25/2042	38	44
6.00%, 02/10/2020(b)	900	969	GSMPS Mortgage Loan Trust
Prudential Financial Inc			7.50%, 06/19/2032(b)	187	164
3.63%, 06/10/2013(a)	1,000	1,021	Holmes Master Issuer PLC
Reinsurance Group of America Inc			2.34%, 10/15/2054(a)	2,200	3,271
6.75%, 12/15/2011	5,050	5,215	JP Morgan Chase Commercial Mortgage Securities
	$ 50,739		Corp
			4.88%, 01/12/2038(a)	5,300	5,626
Investment Companies - 0.06%
Temasek Financial I Ltd			JP Morgan Mortgage Trust
4.30%, 10/25/2019(b)	1,700	1,743	2.90%, 07/25/2035(a)	2,078	1,887
			5.75%, 01/25/2036	787	737
			6.03%, 10/25/2036(a)	2,945	2,477
Iron & Steel - 0.15%
CSN Islands XI Corp			Mastr Reperforming Loan Trust
6.88%, 09/21/2019(d)	1,800	1,989	7.00%, 08/25/2034(b)	245	251
CSN Resources SA			Merrill Lynch Mortgage Investors Inc
6.50%, 07/21/2020(b)	700	744	2.74%, 06/25/2035(a)	1,480	1,290
Gerdau Holdings Inc			Morgan Stanley Capital I
7.00%, 01/20/2020(b)	1,000	1,100	5.11%, 06/15/2040(a)	1,255	1,351
Gerdau Trade Inc			Morgan Stanley Mortgage Loan Trust
5.75%, 01/30/2021(b)	800	808	5.50%, 08/25/2035	3,924	3,850
	$ 4,641		RBSCF Trust
			5.47%, 07/16/2016(b)	20,378	22,039
Media - 0.72%

Vivendi SA			Structured Adjustable Rate Mortgage Loan Trust
5.75%, 04/04/2013(b)	20,000	21,492	2.53%,04/25/2035(a)	3,963	3,219
			Suntrust Adjustable Rate Mortgage Loan Trust
			5.82%, 10/25/2037(a)	14,812	13,054
Mining - 0.31%

Corp Nacional del Cobre de Chile			Thornburg Mortgage Securities Trust
7.50%, 01/15/2019(b)	600	729	0.31%,03/25/2037 (a)	1,156	1,135
Vale Overseas Ltd			Wachovia Bank Commercial Mortgage Trust
5.63%, 09/15/2019	5,800	6,172	5.42%, 01/15/2045	200	218
6.88%, 11/10/2039	2,100	2,272	WaMu Mortgage Pass Through Certificates
			5.71%, 02/25/2037(a)	7,025	6,003
	$ 9,173		Wells Fargo Mortgage Backed Securities Trust
Mortgage Backed Securities - 4.64%			2.77%, 03/25/2036(a)	6,246	5,449
Arran Residential Mortgages Funding PLC
2.29%, 05/16/2047(a),(b)	1,392	2,063		$ 138,560
2.49%, 05/16/2047(a),(b)	4,200	6,228	Oil & Gas - 1.54%
Banc of America Funding Corp			Novatek Finance Ltd
			5.33%, 02/03/2016(b)	900	931
2.76%, 06/25/2034(a)	202	195

See accompanying notes

156

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Oil & Gas (continued)			Sovereign (continued)
Odebrecht Drilling Norbe VIII/IX Ltd			Canadian Government Bond (continued)
6.35%, 06/30/2021(b)	$ 900 $	948	2.00%, 08/01/2013	$ 4,800	$ 5,090
Petrobras International Finance Co - Pifco			2.00%, 12/01/2014	9,300	9,748
3.88%, 01/27/2016	7,600	7,705	2.25%, 08/01/2014(e)	1,900	2,014
5.88%, 03/01/2018	4,700	5,014	2.50%, 09/01/2013	6,900	7,395
7.88%, 03/15/2019	9,600	11,330	3.00%, 12/01/2015	900	972
Petroleos Mexicanos			4.50%, 06/01/2015	1,400	1,603
5.50%, 01/21/2021	6,500	6,659	Instituto de Credito Oficial
6.00%, 03/05/2020	3,700	3,957	2.94%, 03/25/2014(a),(b),(c),(d)	4,800	7,088
8.00%, 05/03/2019	2,100	2,539	Korea Housing Finance Corp
TNK-BP Finance SA			4.13%, 12/15/2015(b)	900	926
6.13%, 03/20/2012	2,300	2,398	Mexican Bonos
7.88%, 03/13/2018	3,100	3,530	6.00%, 06/18/2015(a)	215	1,839
Total Capital SA			Mexico Government International Bond
4.45%, 06/24/2020	1,000	1,039	6.05%, 01/11/2040	1,500	1,556
	$ 46,050		Russian Foreign Bond - Eurobond
Other Asset Backed Securities - 0.56%			3.63%, 04/29/2015	400	405
Avery Point CLO Ltd			Societe Financement de l'Economie Francaise
0.79%, 12/17/2015(a),(b)	2,713	2,622	0.48%, 07/16/2012(a),(b)	1,000	1,002
Hillmark Funding			3.38%, 05/05/2014(b)	11,300	11,963
0.56%, 05/21/2021(a),(b)	8,600	8,079	Spain Government Bond
Small Business Administration Participation			4.65%, 07/30/2025	1,000	1,322
Certificates			Swedish Housing Finance Corp
4.43%, 05/01/2029(a)	5,714	5,999	3.13%, 03/23/2012(b)	36,400	37,157
	$ 16,700				$ 120,622
Pharmaceuticals - 0.07%			Student Loan Asset Backed Securities - 0.10%
Novartis Capital Corp			SLM Student Loan Trust
4.13%, 02/10/2014	2,000	2,149	0.77%, 10/25/2017(a)	100	100
			2.35%, 04/15/2039(a),(b)	1,995	2,002
Pipelines - 0.01%			2.87%, 12/16/2019(a),(b)	1,000	1,024
TransCanada PipeLines Ltd					$ 3,126
7.63%, 01/15/2039	200	253	Telecommunications - 0.13%
			Cellco Partnership / Verizon Wireless Capital LLC
Real Estate - 0.25%			5.25%, 02/01/2012	3,900	4,036
WEA Finance LLC
7.13%, 04/15/2018(b)	6,300	7,381	Transportation - 0.15%
			RZD Capital Ltd
Regional Authority - 0.85%			5.74%, 04/03/2017	2,300	2,406
Province of Ontario Canada			Union Pacific Corp
1.38%, 01/27/2014	4,100	4,126	5.70%, 08/15/2018	1,800	2,043
4.20%, 03/08/2018	500	553			$ 4,449
4.20%, 06/02/2020	2,000	2,163	TOTAL BONDS		$ 1,353,345
4.30%, 03/08/2017	1,300	1,454		Principal
4.40%, 06/02/2019	3,000	3,321		Amount
4.60%, 06/02/2039	1,500	1,601	CONVERTIBLE BONDS - 0.49%	(000's)	Value (000's)
5.50%, 06/02/2018	800	949	Oil & Gas - 0.49%
5.85%, 03/08/2033	3,800	4,749	Chesapeake Energy Corp
6.50%, 03/08/2029	4,700	6,200	2.25%, 12/15/2038	500	468
Province of Quebec Canada			Transocean Inc
4.50%, 12/01/2016	100	113	1.50%, 12/15/2037	14,300	14,228
4.50%, 12/01/2020	200	220			$ 14,696
	$ 25,449		TOTAL CONVERTIBLE BONDS		$ 14,696
Savings & Loans - 0.45%				Principal
Nationwide Building Society				Amount
6.25%, 02/25/2020(b)	12,700	13,405
			MUNICIPAL BONDS - 3.49%	(000's)	Value (000's)
			California - 1.99%
Sovereign - 4.04%			Bay Area Toll Authority
Banco Nacional de Desenvolvimento Economico e			7.04%, 04/01/2050	$ 6,000	$ 6,292
Social			California Infrastructure & Economic Development
4.13%, 09/15/2017(b)	800	1,132
			Bank
Canada Housing Trust No 1			6.49%, 05/15/2049	1,000	1,010
2.75%, 12/15/2015(b),(d)	3,200	3,387
3.95%, 12/15/2011(b),(d)	800	859	California State University
4.00%, 06/15/2012(d)	4,500	4,887	6.43%, 11/01/2030	1,500	1,534
4.55%, 12/15/2012(d)	7,900	8,729	City of Los Angeles CA
4.80%, 06/15/2012(d)	3,500	3,834	5.71%, 06/01/2039	1,000	943
			Los Angeles County Metropolitan Transportation
Canadian Government Bond			Authority
1.50%, 12/01/2012	2,800	2,954	5.74%, 06/01/2039	12,000	11,570
1.75%, 03/01/2013	4,500	4,760

See accompanying notes

157

Schedule of Investments Core Plus Bond Fund I

April 30, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS - 27.48%	(000's) Value (000's)
California (continued)			Federal Home Loan Mortgage Corporation (FHLMC) - 0.86%
Los Angeles Unified School District/CA			0.19%, 05/04/2011(f),(g)	$ 15,100 $	15,100
6.76%, 07/01/2034	$ 22,000	$ 24,247	2.62%, 06/01/2035(a),(f)	448	465
State of California			4.50%, 02/01/2040(f)	331	341
7.60%, 11/01/2040	2,100	2,392	4.50%, 05/01/2040(f)	1,773	1,824
7.63%, 03/01/2040	4,700	5,364	4.50%, 09/01/2040(f)	928	955
7.95%, 03/01/2036	600	654	4.50%, 09/01/2040(f)	2,770	2,850
University of California			4.50%, 12/01/2040(f)	298	308
6.27%, 05/15/2031	5,400	5,502	4.50%, 12/01/2040(f)	99	102
		$ 59,508	4.50%, 12/01/2040(f)	597	614
Florida - 0.17%			4.50%, 12/01/2040(f)	995	1,023
County of Seminole FL			4.50%, 02/01/2041(f)	56	57
6.44%, 10/01/2040	5,000	5,165	5.50%, 07/01/2038(f)	1,910	2,056
				$ 25,695
Georgia - 0.11%			Federal National Mortgage Association (FNMA) - 21.19%
Municipal Electric Authority of Georgia			2.73%, 08/01/2035(a),(f)	440	464
6.66%, 04/01/2057	3,500	3,294	2.88%, 09/01/2035(a),(f)	453	476
			4.50%, 02/01/2038(f)	47	49
Illinois - 0.81%			4.50%, 03/01/2038(f)	88	91
Chicago Transit Authority			4.50%, 04/01/2038(f)	697	719
6.20%, 12/01/2040	11,000	10,487	4.50%, 06/01/2038(f)	4,894	5,049
City of Chicago IL			4.50%, 06/01/2038(f)	755	780
6.64%, 11/01/2029	5,000	5,368	4.50%, 06/01/2038(f)	323	334
State of Illinois			4.50%, 08/01/2038(f)	598	617
4.07%, 01/01/2014	2,400	2,467	4.50%, 08/01/2038(f)	207	213
6.90%, 03/01/2035	6,000	6,034	4.50%, 01/01/2039(f)	212	219
		$ 24,356	4.50%, 01/01/2039(f)	20	21
Louisiana - 0.13%			4.50%, 01/01/2039(f)	338	348
State of Louisiana			4.50%, 01/01/2039(f)	1,247	1,287
3.00%, 05/01/2043	3,900	3,883	4.50%, 01/01/2039(f)	2,266	2,337
			4.50%, 01/01/2039(f)	359	370
Nebraska - 0.01%			4.50%, 02/01/2039(f)	2,750	2,837
Public Power Generation Agency			4.50%, 02/01/2039(f)	904	932
7.24%, 01/01/2041	200	209	4.50%, 02/01/2039(f)	630	649
			4.50%, 02/01/2039(f)	539	555
Nevada - 0.06%			4.50%, 02/01/2039(f)	1,783	1,838
County of Clark NV			4.50%, 02/01/2039(f)	1,690	1,744
6.82%, 07/01/2045	1,700	1,823	4.50%, 02/01/2039(f)	84	87
			4.50%, 02/01/2039(f)	888	916
New Jersey - 0.06%			4.50%, 02/01/2039(f)	368	380
New Jersey State Turnpike Authority			4.50%, 02/01/2039(f)	347	358
7.10%, 01/01/2041	1,600	1,799	4.50%, 02/01/2039(f)	4,124	4,254
			4.50%, 03/01/2039(f)	2,638	2,719
New York - 0.04%			4.50%, 03/01/2039(f)	4,440	4,576
New York City Municipal Water Finance			4.50%, 03/01/2039(f)	2,908	2,997
Authority			4.50%, 03/01/2039(f)	255	262
6.01%, 06/15/2042	1,000	1,079	4.50%, 04/01/2039(f)	362	373
			4.50%, 04/01/2039(f)	27,044	27,873
Ohio - 0.08%			4.50%, 04/01/2039(f)	908	936
American Municipal Power-Ohio Inc			4.50%, 04/01/2039(f)	282	291
8.08%, 02/15/2050	2,100	2,454	4.50%, 05/01/2039(f)	94	97
			4.50%, 05/01/2039(f)	2,547	2,625
Pennsylvania - 0.03%			4.50%, 05/01/2039(f)	694	715
University of Pittsburgh/PA GO OF UNIV			4.50%, 05/01/2039(f)	3,524	3,632
5.00%, 09/15/2028	800	845	4.50%, 05/01/2039(f)	185	190
			4.50%, 06/01/2039(f)	177	182
TOTAL MUNICIPAL BONDS		$ 104,415	4.50%, 06/01/2039(f)	2,882	2,970
	Principal		4.50%, 06/01/2039(f)	1,620	1,670
SENIOR FLOATING RATE INTERESTS -	Amount		4.50%, 06/01/2039(f)	4,247	4,377
0.15%	(000's)	Value (000's)	4.50%, 07/01/2039(f)	26	26
			4.50%, 07/01/2039(f)	5,092	5,248
Automobile Manufacturers - 0.07%			4.50%, 07/01/2039(f)	465	479
Ford Motor Co, Term Loan			4.50%, 08/01/2039(f)	2,565	2,644
2.97%, 12/15/2013 (a)	$ 2,109	$ 2,110	4.50%, 08/01/2039(f)	538	554
			4.50%, 08/01/2039(f)	5,013	5,167
Diversified Financial Services - 0.08%			4.50%, 08/01/2039(f)	105	108
AGFS Funding Co, Term Loan			4.50%, 09/01/2039(f)	1,073	1,106
7.25%, 04/21/2015 (a)	2,300	2,301	4.50%, 09/01/2039(f)	2,177	2,243
			4.50%, 09/01/2039(f)	982	1,013
TOTAL SENIOR FLOATING RATE INTERESTS		$ 4,411	4.50%, 10/01/2039(f)	106	109

See accompanying notes

158

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2039(f)	$ 111	$ 115	5.50%, 12/01/2037(f)	$ 11	$ 12
4.50%, 11/01/2039(f)	958	988	5.50%, 01/01/2038(f)	787	849
4.50%, 11/01/2039(f)	763	786	5.50%, 02/01/2038(f)	1,794	1,934
4.50%, 01/01/2040(f)	22	23	5.50%, 02/01/2038(f)	1,447	1,559
4.50%, 01/01/2040(f)	446	459	5.50%, 02/01/2038(f)	700	754
4.50%, 01/01/2040(f)	988	1,018	5.50%, 02/01/2038(f)	896	965
4.50%, 02/01/2040(f)	184	190	5.50%, 02/01/2038(f)	923	995
4.50%, 02/01/2040(f)	312	321	5.50%, 03/01/2038(f)	955	1,028
4.50%, 03/01/2040(f)	356	367	5.50%, 03/01/2038(f)	78	84
4.50%, 03/01/2040(f)	897	924	5.50%, 04/01/2038(f)	39	42
4.50%, 03/01/2040(f)	1,797	1,852	5.50%, 05/01/2038(f)	909	980
4.50%, 03/01/2040(f)	705	726	5.50%, 06/01/2038(f)	4,073	4,388
4.50%, 03/01/2040(f)	1,885	1,942	5.50%, 06/01/2038(f)	221	239
4.50%, 04/01/2040(f)	1,144	1,178	5.50%, 06/01/2038(f)	1,041	1,121
4.50%, 04/01/2040(f)	2,405	2,478	5.50%, 07/01/2038(f)	155	167
4.50%, 04/01/2040(f)	456	470	5.50%, 07/01/2038(f)	951	1,025
4.50%, 05/01/2040(f)	99	102	5.50%, 07/01/2038(f)	911	982
4.50%, 06/01/2040(f)	7,439	7,664	5.50%, 07/01/2038(f)	945	1,018
4.50%, 06/01/2040(f)	2,881	2,968	5.50%, 07/01/2038(f)	934	1,006
4.50%, 06/01/2040(f)	286	295	5.50%, 07/01/2038(f)	919	990
4.50%, 06/01/2040(f)	10,640	10,963	5.50%, 10/01/2038(f)	3,929	4,233
4.50%, 06/01/2040(f)	154	159	5.50%, 11/01/2038(f)	1,289	1,389
4.50%, 06/01/2040(f)	1,865	1,921	5.50%, 11/01/2038(f)	3,634	3,915
4.50%, 07/01/2040(f)	855	881	5.50%, 11/01/2038(f)	1,585	1,708
4.50%, 07/01/2040(f)	1,962	2,021	5.50%, 11/01/2038(f)	3,065	3,302
4.50%, 07/01/2040(f)	1,638	1,688	5.50%, 12/01/2038(f)	4,343	4,678
4.50%, 07/01/2040(f)	1,463	1,508	5.50%, 12/01/2038(f)	1,288	1,388
4.50%, 07/01/2040(f)	1,265	1,304	5.50%, 04/01/2040(f)	411	443
4.50%, 08/01/2040(f)	615	634	6.00%, 12/01/2031(f)	27	30
4.50%, 08/01/2040(f)	1,308	1,348	6.00%, 04/01/2033(f)	29	32
4.50%, 08/01/2040(f)	1,497	1,542	6.00%, 07/01/2033(f)	12	13
4.50%, 08/01/2040(f)	30,839	31,774	6.00%, 06/01/2034(f)	21	23
4.50%, 08/01/2040(f)	1,146	1,180	6.00%, 07/01/2034(f)	14	16
4.50%, 08/01/2040(f)	1,685	1,736	6.00%, 08/01/2034(f)	49	54
4.50%, 08/01/2040(f)	1,795	1,850	6.00%, 11/01/2034(f)	49	54
4.50%, 08/01/2040(f)	1,582	1,630	6.00%, 04/01/2035(f)	9	10
4.50%, 08/01/2040(f)	1,466	1,511	6.00%, 05/01/2035(f)	38	42
4.50%, 08/01/2040(f)	144	148	6.00%, 06/01/2035(f)	78	86
4.50%, 08/01/2040(f)	1,657	1,707	6.00%, 06/01/2035(f)	1,113	1,224
4.50%, 08/01/2040(f)	1,768	1,822	6.00%, 07/01/2035(f)	703	772
4.50%, 08/01/2040(f)	1,680	1,731	6.00%, 09/01/2035(f)	30	33
4.50%, 08/01/2040(f)	1,632	1,681	6.00%, 09/01/2035(f)	143	157
4.50%, 09/01/2040(f)	1,947	2,006	6.00%, 10/01/2035(f)	15	17
4.50%, 09/01/2040(f)	1,861	1,917	6.00%, 10/01/2035(f)	696	765
4.50%, 09/01/2040(f)	1,499	1,545	6.00%, 02/01/2036(f)	412	452
4.50%, 09/01/2040(f)	1,780	1,834	6.00%, 02/01/2036(f)	87	96
4.50%, 09/01/2040(f)	1,858	1,914	6.00%, 04/01/2036(f)	464	509
4.50%, 09/01/2040(f)	647	666	6.00%, 05/01/2036(f)	120	132
4.50%, 10/01/2040(f)	1,003	1,033	6.00%, 06/01/2036(f)	8	9
4.50%, 10/01/2040(f)	1,131	1,165	6.00%, 07/01/2036(f)	35	38
4.50%, 10/01/2040(f)	128	132	6.00%, 08/01/2036(f)	9	10
4.50%, 10/01/2040(f)	1,800	1,855	6.00%, 08/01/2036(f)	67	74
4.50%, 11/01/2040(f)	1,814	1,869	6.00%, 08/01/2036(f)	11	12
4.50%, 12/01/2040(f)	40	42	6.00%, 08/01/2036(f)	8	8
4.50%, 01/01/2041(f)	460	475	6.00%, 08/01/2036(f)	112	123
4.50%, 01/01/2041(f)	1,835	1,891	6.00%, 09/01/2036(f)	630	691
4.50%, 02/01/2041(f)	1,865	1,922	6.00%, 09/01/2036(f)	399	437
4.50%, 05/01/2041(f),(h)	156,700	161,230	6.00%, 09/01/2036(f)	415	455
5.00%, 05/01/2041(f),(h)	38,000	40,108	6.00%, 09/01/2036(f)	373	409
5.50%, 06/01/2036(f)	269	290	6.00%, 09/01/2036(f)	11	13
5.50%, 12/01/2036(f)	825	890	6.00%, 10/01/2036(f)	12	14
5.50%, 01/01/2037(f)	374	404	6.00%, 10/01/2036(f)	26	28
5.50%, 01/01/2037(f)	785	847	6.00%, 10/01/2036(f)	8	8
5.50%, 01/01/2037(f)	228	246	6.00%, 10/01/2036(f)	2,349	2,576
5.50%, 02/01/2037(f)	375	405	6.00%, 10/01/2036(f)	828	908
5.50%, 03/01/2037(f)	235	254	6.00%, 10/01/2036(f)	294	322
5.50%, 06/01/2037(f)	433	467	6.00%, 10/01/2036(f)	8	9
5.50%, 08/01/2037(f)	418	452	6.00%, 10/01/2036(f)	165	180
5.50%, 10/01/2037(f)	342	369	6.00%, 10/01/2036(f)	49	54

See accompanying notes

159

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 11/01/2036(f)	$ 197	$ 216	6.00%, 08/01/2037(f)	$ 1,442	$ 1,578
6.00%, 11/01/2036(f)	161	177	6.00%, 08/01/2037(f)	441	483
6.00%, 11/01/2036(f)	10	11	6.00%, 08/01/2037(f)	10,109	11,070
6.00%, 11/01/2036(f)	8	9	6.00%, 09/01/2037(f)	10	11
6.00%, 11/01/2036(f)	85	93	6.00%, 09/01/2037(f)	6,187	6,774
6.00%, 11/01/2036(f)	8	9	6.00%, 09/01/2037(f)	46	50
6.00%, 11/01/2036(f)	380	417	6.00%, 09/01/2037(f)	564	617
6.00%, 12/01/2036(f)	839	921	6.00%, 09/01/2037(f)	12,161	13,317
6.00%, 12/01/2036(f)	18	20	6.00%, 09/01/2037(f)	107	118
6.00%, 12/01/2036(f)	562	616	6.00%, 09/01/2037(f)	492	541
6.00%, 12/01/2036(f)	541	593	6.00%, 09/01/2037(f)	519	568
6.00%, 12/01/2036(f)	144	158	6.00%, 09/01/2037(f)	1,470	1,610
6.00%, 12/01/2036(f)	390	428	6.00%, 09/01/2037(f)	592	648
6.00%, 12/01/2036(f)	598	655	6.00%, 09/01/2037(f)	7	8
6.00%, 12/01/2036(f)	26	29	6.00%, 09/01/2037(f)	131	144
6.00%, 12/01/2036(f)	172	189	6.00%, 09/01/2037(f)	330	361
6.00%, 01/01/2037(f)	97	106	6.00%, 09/01/2037(f)	8	9
6.00%, 01/01/2037(f)	518	568	6.00%, 09/01/2037(f)	1,548	1,695
6.00%, 01/01/2037(f)	231	254	6.00%, 09/01/2037(f)	260	285
6.00%, 01/01/2037(f)	523	573	6.00%, 09/01/2037(f)	26	29
6.00%, 01/01/2037(f)	8	9	6.00%, 09/01/2037(f)	10	11
6.00%, 01/01/2037(f)	9	9	6.00%, 09/01/2037(f)	5,145	5,633
6.00%, 01/01/2037(f)	731	801	6.00%, 09/01/2037(f)	8	9
6.00%, 02/01/2037(f)	271	297	6.00%, 09/01/2037(f)	253	277
6.00%, 04/01/2037(f)	96	105	6.00%, 09/01/2037(f)	841	921
6.00%, 04/01/2037(f)	660	722	6.00%, 09/01/2037(f)	207	227
6.00%, 04/01/2037(f)	398	436	6.00%, 09/01/2037(f)	256	280
6.00%, 04/01/2037(f)	65	71	6.00%, 09/01/2037(f)	1,159	1,269
6.00%, 04/01/2037(f)	496	544	6.00%, 10/01/2037(f)	478	523
6.00%, 04/01/2037(f)	274	300	6.00%, 10/01/2037(f)	225	246
6.00%, 05/01/2037(f)	490	536	6.00%, 10/01/2037(f),(i)	23,141	25,340
6.00%, 05/01/2037(f)	18	20	6.00%, 10/01/2037(f)	1,258	1,378
6.00%, 05/01/2037(f)	223	244	6.00%, 10/01/2037(f)	521	570
6.00%, 06/01/2037(f)	260	285	6.00%, 10/01/2037(f)	1,125	1,232
6.00%, 06/01/2037(f)	414	454	6.00%, 10/01/2037(f)	1,321	1,447
6.00%, 06/01/2037(f)	270	296	6.00%, 10/01/2037(f)	7,721	8,455
6.00%, 06/01/2037(f)	32	35	6.00%, 10/01/2037(f)	480	525
6.00%, 06/01/2037(f)	362	396	6.00%, 10/01/2037(f)	454	497
6.00%, 06/01/2037(f)	11	12	6.00%, 10/01/2037(f)	36	39
6.00%, 07/01/2037(f)	301	329	6.00%, 10/01/2037(f)	328	359
6.00%, 07/01/2037(f)	404	443	6.00%, 10/01/2037(f)	434	475
6.00%, 07/01/2037(f)	78	85	6.00%, 10/01/2037(f)	272	298
6.00%, 07/01/2037(f)	201	220	6.00%, 10/01/2037(f)	8	8
6.00%, 07/01/2037(f)	95	104	6.00%, 10/01/2037(f)	11	12
6.00%, 07/01/2037(f)	238	260	6.00%, 10/01/2037(f)	196	215
6.00%, 07/01/2037(f)	3	4	6.00%, 10/01/2037(f)	2,826	3,102
6.00%, 07/01/2037(f)	1,432	1,568	6.00%, 10/01/2037(f)	303	331
6.00%, 07/01/2037(f)	76	83	6.00%, 10/01/2037(f)	12	13
6.00%, 07/01/2037(f)	10	11	6.00%, 10/01/2037(f)	293	321
6.00%, 07/01/2037(f)	13	14	6.00%, 10/01/2037(f)	213	233
6.00%, 07/01/2037(f)	149	163	6.00%, 11/01/2037(f)	136	149
6.00%, 07/01/2037(f)	35	38	6.00%, 11/01/2037(f)	653	716
6.00%, 07/01/2037(f)	8	9	6.00%, 11/01/2037(f)	487	533
6.00%, 07/01/2037(f)	1,043	1,142	6.00%, 11/01/2037(f)	479	524
6.00%, 07/01/2037(f)	768	841	6.00%, 11/01/2037(f)	33	36
6.00%, 07/01/2037(f)	567	621	6.00%, 11/01/2037(f)	1,795	1,966
6.00%, 07/01/2037(f)	56	61	6.00%, 11/01/2037(f)	11	12
6.00%, 08/01/2037(f)	170	186	6.00%, 11/01/2037(f)	9	10
6.00%, 08/01/2037(f)	11	12	6.00%, 11/01/2037(f)	382	419
6.00%, 08/01/2037(f)	207	227	6.00%, 11/01/2037(f)	1,657	1,814
6.00%, 08/01/2037(f)	423	463	6.00%, 11/01/2037(f)	110	121
6.00%, 08/01/2037(f)	313	343	6.00%, 11/01/2037(f)	488	534
6.00%, 08/01/2037(f)	197	215	6.00%, 11/01/2037(f)	408	446
6.00%, 08/01/2037(f)	11	12	6.00%, 11/01/2037(f)	13	14
6.00%, 08/01/2037(f)	237	260	6.00%, 11/01/2037(f)	85	93
6.00%, 08/01/2037(f)	480	526	6.00%, 11/01/2037(f)	9	10
6.00%, 08/01/2037(f)	228	250	6.00%, 11/01/2037(f)	231	253
6.00%, 08/01/2037(f)	187	205	6.00%, 11/01/2037(f)	242	265
6.00%, 08/01/2037(f)	212	232	6.00%, 11/01/2037(f)	5,522	6,047

See accompanying notes

160

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
6.00%, 11/01/2037(f)	$ 286	$ 313	United States Treasury Repurchase Agreement;	$ 300	$ 300
6.00%, 11/01/2037(f)	328	360	0.04% dated 04/29/11 maturing 05/02/11
6.00%, 11/01/2037(f)	183	200	(collateralized by US Treasury Note;
6.00%, 11/01/2037(f)	208	228	$306,000; 0.63%; dated 07/31/12)
6.00%, 11/01/2037(f)	772	845			$ 508,300
6.00%, 11/01/2037(f)	78	85	TOTAL REPURCHASE AGREEMENTS		$ 508,300
6.00%, 11/01/2037(f)	132	145		Principal
6.00%, 11/01/2037(f)	433	475		Amount
6.00%, 12/01/2037(f)	128	140	COMMERCIAL PAPER - 11.01%	(000's)	Value (000's)
6.00%, 12/01/2037(f)	45	50	Automobile Manufacturers - 0.02%
6.00%, 12/01/2037(f)	100	110	Daimler Finance NA LLC
6.00%, 12/01/2037(f)	5,158	5,648	0.44%, 05/17/2011	600	600
6.00%, 12/01/2037(f)	276	302
6.00%, 12/01/2037(f)	215	236	Banks - 0.90%
6.00%, 12/01/2037(f)	453	496	Banco Bradesco Discount Notes
6.00%, 12/01/2037(f)	464	508	1.36%, 06/27/2011	26,800	26,744
6.00%, 12/01/2037(f)	823	901
6.00%, 12/01/2037(f)	156	171	Diversified Financial Services - 9.65%
6.00%, 12/01/2037(f)	323	354	Aspen Funding Corp
6.00%, 12/01/2037(f)	632	692	0.33%, 05/05/2011	2,200	2,200
6.00%, 12/01/2037(f)	309	339	Kells Funding LLC
6.00%, 12/01/2037(f)	717	785	0.22%, 07/20/2011	1,000	999
6.00%, 12/01/2037(f)	393	430	0.24%, 08/08/2011	63,700	63,658
6.00%, 12/01/2037(f)	2,024	2,216	0.33%, 05/03/2011	14,400	14,400
6.00%, 01/01/2038(f)	133	145	0.33%, 05/03/2011	11,700	11,700
6.00%, 01/01/2038(f)	399	437	0.33%, 05/11/2011	14,500	14,499
6.00%, 01/01/2038(f)	695	761	0.34%, 05/06/2011	14,500	14,499
6.00%, 01/01/2038(f)	472	517	Straight-A Funding LLC
6.00%, 01/01/2038(f)	1,163	1,277	0.21%, 05/09/2011	800	800
6.00%, 01/01/2038(f)	527	577	0.24%, 05/04/2011	2,100	2,100
6.00%, 01/01/2038(f)	795	870	0.25%, 05/09/2011	1,600	1,600
6.00%, 01/01/2038(f)	162	177	Straight-A Funding LLC Discount Notes
6.00%, 01/01/2038(f)	10	11	0.20%, 07/05/2011	116,845	116,797
6.00%, 01/01/2038(f)	8	9	0.20%, 07/05/2011	45,045	45,027
6.00%, 01/01/2038(f)	172	189
6.00%, 02/01/2038(f)	26	28			$ 288,279
6.00%, 02/01/2038(f)	527	577	Healthcare - Services - 0.43%
6.00%, 02/01/2038(f)	388	425	UnitedHealth Group Inc
6.00%, 03/01/2038(f)	1,057	1,157	0.32%, 05/02/2011	12,900	12,900
6.00%, 03/01/2038(f)	83	92
6.00%, 09/01/2038(f)	3,844	4,209	Media - 0.01%
			COX Communications Inc
		$ 633,180	0.50%, 05/04/2011	400	400
U.S. Treasury Bill - 2.52%
0.16%, 07/14/2011(g),(i),(j)	9,370	9,370
0.16%, 08/25/2011(g),(i)	36,375	36,369	TOTAL COMMERCIAL PAPER		$ 328,923
0.17%, 08/18/2011(g),(i),(j)	28,900	28,895	TOTAL PURCHASED SWAPTIONS - 0.01%		$ 165
0.19%, 06/16/2011(g),(j)	350	350	Total Investments		$ 3,141,835
0.19%, 07/07/2011(g),(j)	430	430	Liabilities in Excess of Other Assets, Net - (5.13)%		$ (153,310)
			TOTAL NET ASSETS - 100.00%		$ 2,988,525
		$ 75,414
U.S. Treasury Inflation-Indexed Obligations - 2.91%
1.75%, 01/15/2028	10,036	10,488	(a)	Variable Rate. Rate shown is in effect at April 30, 2011.
2.00%, 01/15/2026	8,474	9,254	(b)		Security exempt from registration under Rule 144A of the Securities Act of
2.38%, 01/15/2025	5,870	6,726	1933. These securities may be resold in transactions exempt from
2.38%, 01/15/2027	24,143	27,502	registration, normally to qualified institutional buyers. Unless otherwise
2.50%, 01/15/2029(i)	26,079	30,294	indicated, these securities are not considered illiquid. At the end of the
3.88%, 04/15/2029	2,019	2,766	period, the value of these securities totaled $522,357 or 17.48% of net
		$ 87,030	assets.
TOTAL U.S. GOVERNMENT &			(c)		Market value is determined in accordance with procedures established in
GOVERNMENT AGENCY OBLIGATIONS		$ 821,319	good faith by the Board of Directors. At the end of the period, the value of
	Maturity		these securities totaled $12,284 or 0.41% of net assets.
	Amount		(d) Security is Illiquid
REPURCHASE AGREEMENTS - 17.01%	(000's)	Value (000's)	(e) Security purchased on a when-issued basis.
U.S. Treasury - 17.01%			(f)		This entity was put into conservatorship by the US Government in 2008.
United States Treasury Repurchase Agreement;	$ 508,003	$ 508,000	See Notes to Financial Statements for additional information.
0.04% dated 04/29/11 maturing 05/02/11			(g)	Rate shown is the discount rate of the original purchase.
(collateralized by US Treasury Notes;			(h)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
$518,160,000; 1.75% - 3.25%; dated 07/31/15			Notes to Financial Statements for additional information.
- 06/30/17)

See accompanying notes

161

Schedule of Investments Core Plus Bond Fund I April 30, 2011 (unaudited)

(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $11,142 or 0.37% of net assets.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,071 or 0.07% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 118,942
Unrealized Depreciation	(6,528)
Net Unrealized Appreciation (Depreciation)	$ 112,414
Cost for federal income tax purposes	$ 3,029,421
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	39 .31%
Government	27 .33%
Mortgage Securities	26 .69%
Revenue Bonds	2 .09%
Energy	2 .04%
Consumer, Non-cyclical	1 .97%
Basic Materials	1 .54%
General Obligation Unltd	1 .37%
Communications	0 .86%
Asset Backed Securities	0 .86%
Utilities	0 .72%
Industrial	0 .15%
Consumer, Cyclical	0 .12%
Diversified	0 .04%
Insured	0 .03%
Purchased Swaptions	0 .01%
Liabilities in Excess of Other Assets, Net	(5 .13)%
TOTAL NET ASSETS	100.00%

Credit Default Swaps

						Unrealized/
		Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bank of America NA	Berkshire Hathaway Finance Corp; 4.63%;	Sell	1.00%	03/20/2015	$ 2,200	$ 48
	10/15/2013
Bank of America NA	CDX.IG.16.5Y	Sell	1.00%	06/20/2016	14,600	25
Bank of America NA	Credit Agricole (London); 0.50%;	Sell	1.00%	06/20/2016	2,500	(3)
	03/13/2016
Bank of America NA	France (Govt of) OAT BD; 4.25%;	Sell	0.25%	03/20/2016	1,400	23
	04/25/2019
Bank of America NA	General Electric Capital Corp; 5.63%;	Sell	1.00%	12/20/2015	2,000	40
	09/15/2017
Bank of America NA	General Electric Capital Corp; 5.63%;	Sell	1.00%	12/20/2015	2,100	43
	09/15/2017
Bank of America NA	Japanese Government Bond (20Y); 2.00%;	Sell	1.00%	03/20/2016	200	—
	03/21/2022
Bank of America NA	Japanese Government Bond (20Y); 2.00%;	Sell	1.00%	03/20/2016	300	—
	03/21/2022
Bank of America NA	MetLife Inc; 5.00%; 06/15/2015	Sell	1.00%	12/20/2015	3,900	158
Bank of America NA	MetLife Inc; 5.00%; 06/15/2015	Sell	1.00%	09/20/2015	9,500	472
Bank of America NA	Spanish Government Bond; 5.50%;	Sell	1.00%	03/20/2016	400	2
	07/30/2017
Bank of America NA	UK GILT; 4.25%; 06/07/2032	Sell	1.00%	06/20/2016	3,200	2
Bank of America NA	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	09/20/2015	300	5
Bank of America NA	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	03/20/2021	200	3
Barclays Bank PLC	CDX.HY.16.5Y	Sell	5.00%	06/20/2016	15,600	97
Barclays Bank PLC	France (Govt of) OAT BD; 4.25%;	Sell	0.25%	03/20/2016	1,000	13
	04/25/2019
Barclays Bank PLC	Merrill Lynch & Co; 5.00%; 01/15/2015	Sell	1.00%	12/20/2011	6,200	38
Barclays Bank PLC	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	12/20/2015	11,600	65
	03/06/2030

See accompanying notes

162

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

Credit Default Swaps (continued)

						Unrealized/
		Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	$ 500	$ 7
	03/06/2030
Barclays Bank PLC	Republic of Italy Global Bond; 6.88%;	Sell	1.00%	03/20/2016	1,200	21
	09/27/2023
Barclays Bank PLC	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	03/20/2015	1,500	35
BNP Paribas S.A.	U S Treasury Note; 4.88%; 08/15/2016	Sell	0.25%	03/20/2016	6,200	14
Citibank NA	Berkshire Hathaway Finance Corp; 4.63%;	Sell	1.00%	03/20/2016	300	3
	10/15/2013
Citibank NA	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2016	5,400	4
	03/06/2030
Citibank NA	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	03/20/2021	9,900	41
	03/06/2030
Citibank NA	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	1,000	26
	03/06/2030
Citibank NA	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	09/20/2015	1,000	15
	03/06/2030
Citibank NA	Russian Federation Bond; 7.50%;	Sell	1.00%	03/20/2016	11,200	142
	03/31/2030
Citibank NA	Spanish Government Bond; 5.50%;	Sell	1.00%	06/20/2016	4,900	37
	07/30/2017
Citibank NA	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	09/20/2015	700	12
Citibank NA	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	03/20/2015	1,500	36
Deutsche Bank AG	Arab Republic of Egypt; 5.75%;	Sell	1.00%	03/20/2016	5,500	(36)
	04/29/2020
Deutsche Bank AG	France (Govt of) OAT BD; 4.25%;	Sell	0.25%	03/20/2016	500	8
	04/25/2019
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.23%	12/20/2013	800	76
	09/15/2017
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.90%	12/20/2013	300	34
	09/15/2017
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.30%	12/20/2013	300	29
	09/15/2017
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.75%	12/20/2013	100	11
	09/15/2017
Deutsche Bank AG	Japanese Government Bond (20Y); 2.00%;	Sell	1.00%	03/20/2015	1,000	6
	03/21/2022
Deutsche Bank AG	Metlife Inc; 5.00%; 06/15/2015	Sell	1.00%	03/20/2018	4,600	129
Deutsche Bank AG	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	600	7
	03/06/2030
Deutsche Bank AG	Republic of Indonesia; 6.75%; 03/10/2014	Sell	1.00%	09/20/2015	500	7
Deutsche Bank AG	Republic of Italy Global Bond; 6.88%;	Sell	1.00%	06/20/2016	2,300	9
	09/27/2023
Deutsche Bank AG	UK GILT; 4.25%; 06/07/2032	Sell	1.00%	12/20/2014	200	3
Deutsche Bank AG	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	03/20/2015	800	19
Deutsche Bank AG	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	03/20/2016	5,900	55
Goldman Sachs International	Berkshire Hathaway Finance Corp; 4.63%;	Sell	1.00%	03/20/2015	1,100	24
	10/15/2013
Goldman Sachs International	France (Govt of) OAT BD; 4.25%;	Sell	0.25%	06/20/2016	7,500	16
	04/25/2019
Goldman Sachs International	France (Govt of) OAT BD; 4.25%;	Sell	0.25%	12/20/2015	400	(1)
	04/25/2019
Goldman Sachs International	Japanese Government Bond (20Y); 2.00%;	Sell	1.00%	06/20/2016	3,300	—
	03/21/2022
Goldman Sachs International	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	500	7
	03/06/2030
Goldman Sachs International	Republic of Italy Global Bond; 6.88%;	Sell	1.00%	03/20/2016	400	7
	09/27/2023
Goldman Sachs International	Republic of Italy Global Bond; 6.88%;	Sell	1.00%	06/20/2016	1,000	(2)
	09/27/2023
Goldman Sachs International	Spanish Government Bond; 5.50%;	Sell	1.00%	03/20/2016	400	2
	07/30/2017
Goldman Sachs International	Spanish Government Bond; 5.50%;	Sell	1.00%	06/20/2016	1,000	(2)
	07/30/2017
Goldman Sachs International	UK GILT; 4.25%; 06/07/2032	Sell	1.00%	12/20/2015	2,100	2
Goldman Sachs International	UK GILT; 4.25%; 06/07/2032	Sell	1.00%	06/20/2015	12,300	177
Goldman Sachs International	UK GILT; 4.25%; 06/07/2032	Sell	1.00%	12/20/2015	1,000	1
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	09/20/2015	1,500	16
	03/06/2030

See accompanying notes

163

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

Credit Default Swaps (continued)

							Unrealized/
			Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	03/20/2016	$ 21,200	$ 86
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	06/20/2015	2,100	25
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	06/20/2015	1,900	48
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	06/20/2015	4,400	53
	03/06/2030
HSBC Bank USA, N.A.	United Mexican States; 7.50%; 04/08/2033		Sell	1.00%	03/20/2021	7,500	133
Morgan Stanley Capital Services Inc	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	06/20/2011	500	1
Morgan Stanley Capital Services Inc	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	06/20/2011	400	—
Morgan Stanley Capital Services Inc	France (Govt of) OAT BD; 4.25%;		Sell	0.25%	03/20/2016	500	5
	04/25/2019
Morgan Stanley Capital Services Inc	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	06/20/2015	600	7
	03/06/2030
Royal Bank of Scotland PLC	France (Govt of) OAT BD; 4.25%;		Sell	0.25%	12/20/2015	700	(1)
	04/25/2019
Royal Bank of Scotland PLC	France (Govt of) OAT BD; 4.25%;		Sell	0.25%	03/20/2016	500	5
	04/25/2019
Royal Bank of Scotland PLC	United Mexican States; 7.50%; 04/08/2033		Sell	1.00%	09/20/2015	2,100	30
UBS AG Stamford	Berkshire Hathaway Finance Corp; 4.63%;		Sell	1.00%	03/20/2015	1,100	24
	10/15/2013
UBS AG Stamford	France (Govt of) OAT BD; 4.25%;		Sell	0.25%	03/20/2016	1,800	30
	04/25/2019
UBS AG Stamford	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	09/20/2015	500	5
	03/06/2030
UBS AG Stamford	U S Treasury Note; 4.88%; 08/15/2016		Sell	0.25%	09/20/2015	10,100	46

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value Appreciation/(Depreciation)
Australian Dollar	Banc of America Securities	05/31/2011	8,787,000 $		9,470	$ 9,595 $	125
Brazilian Real	Banc of America Securities	09/02/2011		372,200	200	233	33
Brazilian Real	HSBC Securities Inc	06/02/2011	87,066,902		51,421	55,291	3,870
Brazilian Real	Morgan Stanley & Company	09/02/2011		185,950	100	116	16
Brazilian Real	Royal Bank of Scotland	08/02/2011	87,066,902		54,018	54,808	790
Canadian Dollar	BNP Paribas Securities Corp	06/20/2011	19,848,000		20,308	20,959	651
Canadian Dollar	Citigroup Global Markets	06/20/2011	3,283,000		3,427	3,467	40
Chinese Yuan	Morgan Stanley & Company	11/15/2011	43,767,750		6,700	6,840	140
Euro	Citigroup Global Markets	07/18/2011	2,500,000		3,562	3,694	132
Indian Rupee	Barclays Capital	05/09/2011	163,620,000		3,600	3,696	96
Indian Rupee	HSBC Securities Inc	08/12/2011	163,620,000		3,623	3,626	3
Indonesia Rupiah	Banc of America Securities	01/31/2012	48,705,611,000		5,371	5,514	143
Indonesia Rupiah	Citigroup Global Markets	07/27/2011	15,973,000,000		1,750	1,838	88
Indonesia Rupiah	Deutsche Bank Securities	10/31/2011	16,162,000,000		1,743	1,830	87
Indonesia Rupiah	HSBC Securities Inc	07/27/2011	2,655,600,000		286	306	20
Indonesia Rupiah	JP Morgan Securities	07/27/2011	20,533,800,000		2,308	2,363	55
Indonesia Rupiah	Royal Bank of Scotland	10/31/2011	34,118,925,000		3,676	3,863	187
Japanese Yen	Citigroup Global Markets	07/14/2011	127,522,000		1,518	1,573	55
Japanese Yen	JP Morgan Securities	07/14/2011	251,854,000		3,007	3,107	100
Korean Won	Banc of America Securities	05/09/2011	455,320,000		400	425	25
Korean Won	Barclays Capital	05/09/2011	514,300,000		459	480	21
Korean Won	Citigroup Global Markets	08/12/2011	16,439,441,100		15,086	15,294	208
Korean Won	Citigroup Global Markets	05/09/2011	3,430,140,000		3,049	3,201	152
Korean Won	Goldman Sachs	08/12/2011	372,009,000		330	346	16
Korean Won	Goldman Sachs	05/09/2011	479,598,600		427	448	21
Korean Won	HSBC Securities Inc	05/09/2011	796,000,000		700	743	43
Korean Won	JP Morgan Securities	05/09/2011	5,190,011,500		4,585	4,843	258
Korean Won	JP Morgan Securities	08/12/2011	16,000,000,000		14,536	14,885	349
Korean Won	Morgan Stanley & Company	05/09/2011	20,016,481,000		17,566	18,680	1,114
Korean Won	Morgan Stanley & Company	08/12/2011	249,700,000		222	232	10
Korean Won	Royal Bank of Scotland	08/12/2011	314,000,000		281	292	11
Korean Won	Royal Bank of Scotland	05/09/2011	676,000,000		598	631	33
Korean Won	UBS Securities	05/09/2011	464,600,000		400	434	34
Malaysian Ringgit	Barclays Capital	08/11/2011	3,900,000		1,263	1,308	45
Malaysian Ringgit	Citigroup Global Markets	08/11/2011	7,680,000		2,490	2,575	85

See accompanying notes

164

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Malaysian Ringgit	HSBC Securities Inc	08/11/2011	2,176,746 $	708	$ 730	$ 22
Malaysian Ringgit	JP Morgan Securities	08/11/2011	1,300,000	422	436	14
Mexican Peso	Citigroup Global Markets	07/07/2011	353,544,141	29,118	30,531	1,413
Mexican Peso	Deutsche Bank Securities	07/07/2011	6,363,838	516	550	34
Mexican Peso	HSBC Securities Inc	07/07/2011	56,283,590	4,600	4,860	260
Mexican Peso	Morgan Stanley & Company	07/07/2011	13,466,250	1,100	1,163	63
Mexican Peso	UBS Securities	07/07/2011	7,342,410	600	634	34
Norwegian Krone	Barclays Capital	05/05/2011	5,593,000	996	1,066	70
Philippine Peso	Banc of America Securities	06/15/2011	7,000,000	162	163	1
Philippine Peso	Barclays Capital	06/15/2011	160,308,000	3,600	3,737	137
Philippine Peso	Barclays Capital	11/15/2011	36,806,377	829	852	23
Philippine Peso	Citigroup Global Markets	06/15/2011	91,107,400	2,107	2,124	17
Philippine Peso	Citigroup Global Markets	11/15/2011	101,557,500	2,314	2,352	38
Philippine Peso	Deutsche Bank Securities	06/15/2011	24,686,000	566	576	10
Philippine Peso	Deutsche Bank Securities	11/15/2011	15,417,500	350	357	7
Philippine Peso	Goldman Sachs	11/15/2011	21,960,000	500	509	9
Philippine Peso	HSBC Securities Inc	06/15/2011	12,054,000	275	281	6
Philippine Peso	JP Morgan Securities	11/15/2011	44,008,000	1,000	1,019	19
Philippine Peso	JP Morgan Securities	06/15/2011	104,794,000	2,376	2,443	67
Philippine Peso	Morgan Stanley & Company	03/15/2012	73,944,000	1,698	1,712	14
Philippine Peso	Morgan Stanley & Company	06/15/2011	17,280,000	400	403	3
Russian Ruble	Barclays Capital	07/01/2011	26,073,000	913	947	34
Singapore Dollar	Banc of America Securities	06/09/2011	5,062,810	3,955	4,137	182
Singapore Dollar	Barclays Capital	09/09/2011	900,000	704	736	32
Singapore Dollar	Citigroup Global Markets	12/09/2011	1,647,882	1,308	1,347	39
Singapore Dollar	Citigroup Global Markets	05/09/2011	1,647,882	1,300	1,346	46
Singapore Dollar	Citigroup Global Markets	06/09/2011	385,920	300	315	15
Singapore Dollar	Citigroup Global Markets	09/09/2011	1,700,000	1,329	1,389	60
Singapore Dollar	Deutsche Bank Securities	09/09/2011	1,500,000	1,176	1,226	50
Singapore Dollar	Deutsche Bank Securities	06/09/2011	2,120,164	1,627	1,733	106
Singapore Dollar	Goldman Sachs	06/09/2011	2,592,450	2,000	2,119	119
Singapore Dollar	JP Morgan Securities	09/09/2011	2,847,330	2,232	2,327	95
Singapore Dollar	JP Morgan Securities	06/09/2011	1,947,110	1,500	1,591	91
Singapore Dollar	Royal Bank of Scotland	09/09/2011	2,100,000	1,644	1,716	72
Singapore Dollar	Royal Bank of Scotland	06/09/2011	1,708,400	1,298	1,396	98
South African Rand	Barclays Capital	09/13/2011	3,040,600	400	455	55
South African Rand	Citigroup Global Markets	07/28/2011	1,392,600	200	210	10
South African Rand	HSBC Securities Inc	07/28/2011	2,090,150	300	315	15
South African Rand	JP Morgan Securities	07/28/2011	60,649,881	8,865	9,137	272
South African Rand	Morgan Stanley & Company	07/28/2011	5,578,400	816	840	24
South African Rand	Morgan Stanley & Company	09/13/2011	1,519,800	200	227	27
South African Rand	UBS Securities	09/13/2011	1,520,000	200	227	27
Swedish Krona	Morgan Stanley & Company	05/05/2011	1,271,000	199	210	11
Swiss Franc	Banc of America Securities	05/05/2011	10,378,000	11,129	11,998	869
Swiss Franc	Morgan Stanley & Company	05/05/2011	278,000	297	321	24
Turkish Lira	HSBC Securities Inc	07/27/2011	13,566,945	8,576	8,796	220
Turkish Lira	JP Morgan Securities	07/27/2011	2,474,620	1,600	1,604	4

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Brazilian Real	Royal Bank of Scotland	06/02/2011	87,066,902$	54,707	$ 55,291	$ (584)
British Pound	Citigroup Global Markets	06/13/2011	9,766,000	15,663	16,301	(638)
British Pound	Credit Suisse	06/13/2011	9,765,000	15,666	16,299	(633)
Canadian Dollar	Deutsche Bank Securities	06/20/2011	888,000	925	938	(13)
Euro	Credit Suisse	07/18/2011	30,440,000	43,902	44,982	(1,080)
Euro	JP Morgan Securities	07/18/2011	25,113,000	36,237	37,111	(874)
Euro	Royal Bank of Scotland	07/18/2011	19,739,000	28,438	29,169	(731)
Indian Rupee	HSBC Securities Inc	05/09/2011	163,620,000	3,683	3,696	(13)
Japanese Yen	Barclays Capital	07/14/2011	371,692,000	4,443	4,585	(142)
Korean Won	Citigroup Global Markets	05/09/2011	16,022,451,100	14,799	14,953	(154)
Korean Won	JP Morgan Securities	05/09/2011	16,000,000,000	14,616	14,932	(316)
Singapore Dollar	Citigroup Global Markets	05/09/2011	1,647,882	1,306	1,346	(40)
Swiss Franc	BNP Paribas Securities Corp	05/05/2011	9,698,000	10,322	11,212	(890)

All dollar amounts are shown in thousands (000's)

See accompanying notes

165

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

Futures Contracts

								Unrealized
Type		Long/Short Contracts		Notional Value		Current Market Value		Appreciation/(Depreciation)
90 day Eurodollar; December 2011		Long		3,953	$ 981,229	$ 983,704		$ 2,475
90 day Eurodollar; June 2012		Long		2,467	610,030		611,446	1,416
90 day Eurodollar; March 2012		Long		6,538	1,620,232		1,624,448	4,216
90 day Eurodollar; September 2011		Long		2,568	638,715		639,721	1,006
90 day Eurodollar; September 2012		Long		1,133	280,962		279,950	(1,012)
US 2 Year Note; June 2011		Long		229	49,933		50,179	246
US 10 Year Note; June 2011		Short		264	31,340		31,981	(641)
								$ 7,706

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive					Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate		Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Bank of America NA	3 Month LIBOR		Receive	4.25%	06/15/2041	USD	$ 2,100	$ (110)
Bank of America NA	3 Month LIBOR		Receive	3.50%	06/15/2021	USD	17,300	(259)
Barclays Bank PLC	3 Month LIBOR		Receive	4.25%	06/15/2041	USD	2,000	(71)
Barclays Bank PLC	Brazil Cetip Interbank		Pay	11.99%	01/02/2014	BRL	2,500	(4)
	Deposit
Barclays Bank PLC	Brazil Cetip Interbank		Pay	10.84%	01/02/2012	BRL	1,200	7
	Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank		Pay	12.29%	01/02/2013	BRL	35,100	279
	Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank		Pay	11.91%	01/02/2013	BRL	26,700	73
	Deposit Rate
Barclays Bank PLC	MXN-TIIE-Banxico 28 day		Pay	7.34%	01/28/2015	MXN	287,900	837
	Rate
Citibank NA	3 Month LIBOR		Receive	3.50%	06/15/2021	USD	7,400	(22)
Citibank NA	3 Month LIBOR		Receive	4.25%	06/15/2041	USD	4,100	(188)
Citibank NA	MXN-TIIE-Banxico 28 day		Pay	7.33%	01/28/2015	MXN	68,800	201
	Rate
Credit Suisse International	Brazil Cetip Interbank		Pay	12.48%	01/02/2013	BRL	2,000	10
	Deposit
Deutsche Bank AG	3 Month LIBOR		Receive	3.50%	06/15/2021	USD	10,000	(305)
Goldman Sachs Bank USA	3 Month LIBOR		Receive	4.25%	06/15/2041	USD	6,200	(239)
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	11.93%	01/02/2013	BRL	7,400	33
	Deposit
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	11.89%	01/02/2013	BRL	43,200	142
	Deposit Rate
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	12.65%	01/02/2014	BRL	7,300	60
	Deposit Rate
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	10.99%	01/02/2012	BRL	6,500	35
	Deposit Rate
HSBC Bank USA, N.A.	3 Month LIBOR		Receive	4.25%	06/15/2041	USD	400	(11)
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	12.30%	01/02/2013	BRL	2,300	17
	Deposit
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.88%	01/02/2013	BRL	5,500	12
	Deposit
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.14%	01/02/2012	BRL	3,500	31
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	12.54%	01/02/2014	BRL	30,300	338
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.89%	01/02/2013	BRL	35,500	111
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.36%	01/02/2012	BRL	74,400	653
	Deposit Rate
Merrill Lynch Capital Services Brazil Cetip Interbank			Pay	11.90%	01/02/2013	BRL	42,100	100
Inc	Deposit
Merrill Lynch Capital Services Brazil Cetip Interbank			Pay	10.99%	01/02/2012	BRL	18,800	102
Inc	Deposit Rate
Morgan Stanley Capital	3 Month LIBOR		Receive	3.50%	06/15/2021	USD	4,800	(69)
Services Inc
Morgan Stanley Capital	3 Month LIBOR		Receive	4.25%	06/15/2041	USD	14,300	(282)
Services Inc
Morgan Stanley Capital	Brazil Cetip Interbank		Pay	12.59%	01/02/2013	BRL	23,400	139
Services Inc	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank		Pay	11.63%	01/02/2012	BRL	25,700	106
Services Inc	Deposit

See accompanying notes

166

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/Receive				Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	11.89%	01/02/2014	BRL	$ 16,800 $			(46)
Services Inc	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	11.98%	01/02/2013	BRL		4,400		15
Services Inc	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	12.51%	01/02/2014	BRL	19,800			218
Services Inc	Deposit
Morgan Stanley Capital	MXN-TIIE-Banxico-	Pay	6.50%	03/05/2013	MXN	10,800			4
Services Inc	Bloomberg
Royal Bank of Scotland PLC	3 Month LIBOR	Receive	4.25%	06/15/2041	USD	59,500			(2,120)
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	12.08%	01/02/2012	BRL		4,300		27
	Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	11.95%	01/02/2013	BRL		2,300		(4)
	Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	12.55%	01/02/2013	BRL		2,200		12
	Deposit
UBS AG Stamford	3 Month LIBOR	Receive	3.50%	06/15/2021	USD		4,300		(23)
UBS AG Stamford	3 Month LIBOR	Receive	4.25%	06/15/2041	USD	26,100			(821)
UBS AG Stamford	Brazil Cetip Interbank	Pay	11.42%	01/02/2012	BRL		5,000		19
	Deposit Rate
UBS AG Stamford	Brazil Cetip Interbank	Pay	12.25%	01/02/2014	BRL		7,100		37
	Deposit Rate
UBS AG Stamford	Brazil Cetip Interbank	Pay	12.07%	01/02/2013	BRL		5,800		27
	Deposit Rate

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

				Pay/Receive Exercise Expiration			Notional
Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate			Rate	Date	Amount	Premium	Value
Call - 1 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	1.25%	04/30/2012	$ 42,700	$ 166	$ 165

				Pay/Receive Exercise Expiration			Notional
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate			Rate	Date	Amount	Premium	Value
Call - 10 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	3.50%	06/13/2011	$ 14,300	$ 52	$ (197)
Call - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	3.00%	10/11/2011	1,800	9	(463)
Put - 1 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	0.65%	11/14/2011	37,500	40	(69)
Put - 1 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	1.00%	11/19/2012	43,100	151	(419)
Put - 1 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	1.75%	11/19/2012	48,300	143	(269)
Put - 1 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	2.00%	04/30/2012	85,400	169	(89)
Put - 10 Year Interest Rate Swap	Bank of America NA		3 Month LIBOR	Receive	4.00%	06/13/2011	7,800	14	(4)
Put - 10 Year Interest Rate Swap	Barclays Bank PLC		3 Month LIBOR	Receive	4.00%	06/13/2011	4,200	8	(2)
Put - 10 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	4.00%	06/13/2011	14,300	65	(7)
Put - 10 Year Interest Rate Swap	Deutsche Bank AG		3 Month LIBOR	Receive	4.00%	06/13/2011	3,900	7	(2)
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	4.00%	06/13/2011	3,900	7	(2)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital		3 Month LIBOR	Receive	10.00%	07/10/2012	12,900	35	(1)
	Services Inc
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	4.00%	06/13/2011	8,900	17	(4)
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	4.25%	10/11/2011	1,800	11	(11)
Put - 2 Year Interest Rate Swap	Bank of America NA		3 Month LIBOR	Receive	2.25%	09/24/2012	30,200	176	(279)
Put - 2 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	2.25%	09/24/2012	3,600	17	(33)
Put - 2 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	2.25%	09/24/2012	27,900	118	(257)
Put - 2 Year Interest Rate Swap	Morgan Stanley Capital		3 Month LIBOR	Receive	2.25%	09/24/2012	14,800	65	(137)
	Services Inc
Put - 2 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	2.25%	09/24/2012	131,900	729	(1,218)
Put - 3 Year Interest Rate Swap	Bank of America NA		3 Month LIBOR	Receive	3.00%	06/18/2012	48,400	298	(312)
Put - 3 Year Interest Rate Swap	Barclays Bank PLC		3 Month LIBOR	Receive	3.00%	06/18/2012	45,500	249	(293)
Put - 3 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	3.00%	06/18/2012	36,000	233	(232)
Put - 3 Year Interest Rate Swap	Deutsche Bank AG		3 Month LIBOR	Receive	2.75%	06/18/2012	25,400	160	(217)
Put - 3 Year Interest Rate Swap	Deutsche Bank AG		3 Month LIBOR	Receive	3.00%	06/18/2012	26,300	172	(169)
Put - 3 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	3.00%	06/18/2012	65,900	340	(424)
Put - 3 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	2.75%	06/18/2012	25,200	150	(215)
Put - 5 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	3.25%	07/16/2012	23,600	355	(480)
Put - 5 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	3.25%	07/16/2012	7,800	119	(159)

All dollar amounts are shown in thousands (000's)

See accompanying notes

167

Schedule of Investments
Core Plus Bond Fund I
April 30, 2011 (unaudited)

Options

Written Options Outstanding		Exercise Price Expiration Date			Contracts	Premium			Value
Put - Eurodollar; March 2012		121.00	11/26/2010		410 $		244	$ (108)
Put - Eurodollar; September 2011		119.00	11/26/2010		571		180			(39)

All dollar amounts are shown in thousands (000's)

		Credit Default Swaptions
			Buy/Sell	Exercise Expiration		Notional
Written Swaptions Outstanding Counterparty (Issuer)		Reference Entity	Protection	Rate		Date	Amount	Premium		Value
Put - 5 Year Credit Default Swap Barclays Bank PLC		CDX.IOG15.5Y	Sell	1.20%	06/15/2011	$ 170,000		$ 173		$ (14)
Put - 5 Year Credit Default Swap Bank of America NA		CDX.IOG15.5Y	Sell	1.20%	06/15/2011		5,000		4	–
Call - 5 Year Credit Default	Bank of America NA	CDX.IOG15.5Y	Sell	0.80%	06/15/2011		5,000		4	(13)
Swap
Put - 5 Year Credit Default Swap Bank of America NA		CDX.IG16.5Y	Sell	1.30%	09/21/2011		2,500		9	(4)
Call - 5 Year Credit Default	UBS AG Stamford	CDX.IOG15.5Y	Sell	0.80%	06/15/2011		170,000		147	(437)
Swap
Put - 5 Year Credit Default Swap BNP Paribas S.A.		CDX.IOG15.5Y	Sell	1.20%	09/21/2011		4,800		15	(5)
Put - 5 Year Credit Default Swap Barclays Bank PLC		CDX.IOG15.5Y	Sell	1.20%	09/21/2011		1,000		4	(1)
Call - 5 Year Credit Default	BNP Paribas S.A.	CDX.IOG15.5Y	Sell	0.80%	09/21/2011		4,800		8	(14)
Swap

All dollar amounts are shown in thousands (000's)

Inflation Floor

		Strike				Notional
Description	Counterparty (Issuer) Index		Exercise Index		Expiration Date	Amount	Premium			Value
Floor - US CPI Urban Consumers NSA	Deutsche Bank AG	$ 215.95	Max of $0 or (0-		03/10/2020	$ 1,800	$ 12		$ (8)
Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 217.97	Max of $0 or (0-		09/29/2020	5,500		67		(23)
Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 216.69	Max of $0 or (0-		04/07/2020	12,500		100		(50)
Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 215.95	Max of $0 or (0-		03/12/2020	5,200		39		(23)
Index			(Index Final/Index
			Initial - 1))

All dollar amounts are shown in thousands (000's)

Written Forward Volatility Agreements

								Unrealized
Description	Counterparty (Issuer)	Expiration Date Contracts			Premium	Market Value Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on	Goldman Sachs Bank	10/11/2011	18,800,000		$ 46	$ (151)	$ (105)
the 1 Year Swap Rate, 1 Year Forward,	USA
Strike determined on 10/11/2011
Call & Put - USD Swaption Straddle on	Morgan Stanley Capital	10/11/2011	57,700,000		$ 292	(991)	$ (699)
the 2 Year Swap Rate, 1 Year Forward,	Services Inc
Strike determined on 10/11/2011
Call & Put - USD Swaption Straddle on	Morgan Stanley Capital	11/14/2011	46,700,000		$ 257	(801)	$ (544)
the 2 Year Swap Rate, 1 Year Forward,	Services Inc
Strike determined on 11/14/2011

All dollar amounts are shown in thousands (000's)

Short Sales Outstanding

Security Description	Asset Type					Shares/Principal		Value
Fannie Mae Pool 5.50%, 05/01/2041	U.S. Government & Government Agency Obligations					$ 3,000		$ 3,229
United States Treasury Note/Bond 3.63%, 02/15/2021	U.S. Government & Government Agency Obligations						6,600			6,785
United States Treasury Note/Bond 2.63%, 11/15/2020	U.S. Government & Government Agency Obligations						4,600			4,355

All dollar amounts are shown in thousands (000's)

See accompanying notes

168

     Schedule of Investments Disciplined LargeCap Blend Fund April 30, 2011 (unaudited)

COMMON STOCKS - 100.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.58%			Internet (continued)
Interpublic Group of Cos Inc	140,430 $	1,650	Symantec Corp (a)	113,654 $	2,233
				$ 10,249
Aerospace & Defense - 0.92%			Machinery - Construction & Mining - 0.76%
Raytheon Co	54,613	2,651	Caterpillar Inc	18,921	2,184

Agriculture - 2.22%			Machinery - Diversified - 1.38%
Altria Group Inc	133,802	3,591	AGCO Corp (a)	34,229	1,971
Lorillard Inc	26,138	2,784	Gardner Denver Inc	23,132	1,999
	$ 6,375			$ 3,970
Automobile Manufacturers - 0.41%			Media - 4.27%
Navistar International Corp (a)	16,919	1,176	CBS Corp	157,706	3,977
			Comcast Corp - Class A	182,991	4,802
Banks - 8.54%			DIRECTV (a)	40,558	1,971
Capital One Financial Corp	58,051	3,177	McGraw-Hill Cos Inc/The	36,828	1,490
East West Bancorp Inc	49,859	1,054		$ 12,240
Huntington Bancshares Inc/OH	289,262	1,964	Metal Fabrication & Hardware - 1.02%
JP Morgan Chase & Co	184,435	8,416	Timken Co	51,619	2,911
KeyCorp	210,780	1,827
M&T Bank Corp	22,788	2,014	Mining - 1.98%
US Bancorp	172,149	4,445	Freeport-McMoRan Copper & Gold Inc	103,122	5,675
Wells Fargo & Co	54,773	1,594
	$ 24,491		Miscellaneous Manufacturing - 5.85%
Beverages - 2.00%			Dover Corp	44,093	3,000
Coca-Cola Co/The	85,088	5,740	Eaton Corp	70,285	3,762
			General Electric Co	421,937	8,629
Biotechnology - 0.86%			Parker Hannifin Corp	14,782	1,394
Amgen Inc (a)	43,469	2,471		$ 16,785
			Oil & Gas - 10.36%
Chemicals - 1.19%			Chevron Corp	67,905	7,431
EI du Pont de Nemours & Co	59,953	3,405	ConocoPhillips	59,327	4,683
			Exxon Mobil Corp	93,815	8,256
Computers - 8.03%			Hess Corp	48,565	4,174
Accenture PLC - Class A	39,955	2,283	Marathon Oil Corp	95,629	5,168
Apple Inc (a)	33,073	11,517		$ 29,712
EMC Corp/Massachusetts (a)	153,545	4,351
SanDisk Corp (a)	56,637	2,783	Oil & Gas Services - 3.04%
Western Digital Corp (a)	52,152	2,076	Baker Hughes Inc	51,209	3,964
			National Oilwell Varco Inc	61,972	4,753
	$ 23,010			$ 8,717
Diversified Financial Services - 4.03%			Pharmaceuticals - 4.51%
Ameriprise Financial Inc	82,486	5,119	AmerisourceBergen Corp	37,334	1,517
Discover Financial Services	108,924	2,706	Bristol-Myers Squibb Co	129,593	3,641
T Rowe Price Group Inc	57,897	3,720	Cardinal Health Inc	92,552	4,044
	$ 11,545		Forest Laboratories Inc (a)	73,284	2,430
Electric - 2.86%			Pfizer Inc	62,209	1,304
Duke Energy Corp	180,065	3,358		$ 12,936
OGE Energy Corp	44,349	2,358	Real Estate - 0.76%
PPL Corp	90,748	2,490	Jones Lang LaSalle Inc	21,166	2,167
	$ 8,206
Electronics - 2.32%			REITS - 0.38%
Thermo Fisher Scientific Inc (a)	61,672	3,700	BRE Properties Inc	21,525	1,092
Thomas & Betts Corp (a)	50,896	2,950
	$ 6,650		Retail - 6.07%
Food - 3.12%			Home Depot Inc	75,063	2,788
Kroger Co/The	174,516	4,242	Macy's Inc	102,179	2,443
Safeway Inc	46,421	1,129	Nordstrom Inc	40,339	1,918
Tyson Foods Inc	179,971	3,581	Ross Stores Inc	20,668	1,523
	$ 8,952		Signet Jewelers Ltd (a)	45,820	2,004
Healthcare - Services - 4.91%			Starbucks Corp	709	26
Aetna Inc	95,064	3,934	Wal-Mart Stores Inc	122,003	6,708
Humana Inc	37,031	2,819		$ 17,410
UnitedHealth Group Inc	148,734	7,322	Semiconductors - 1.29%
	$ 14,075		Applied Materials Inc	51,186	803
Insurance - 2.19%			Micron Technology Inc (a)	160,758	1,815
ACE Ltd	47,489	3,194	Teradyne Inc (a)	66,495	1,071
Prudential Financial Inc	48,494	3,075		$ 3,689
	$ 6,269		Software - 5.66%
Internet - 3.57%			BMC Software Inc (a)	60,765	3,052
Google Inc (a)	7,400	4,026	Microsoft Corp	36,108	939
Netflix Inc (a)	5,965	1,388	Oracle Corp	258,138	9,306
Priceline.com Inc (a)	4,756	2,602

See accompanying notes

169

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)
Red Hat Inc (a)	61,445 $	2,917
	$ 16,214
Telecommunications - 5.17%
AT&T Inc	76,036	2,366
Motorola Solutions Inc (a)	58,103	2,666
Qualcomm Inc	58,746	3,339
Verizon Communications Inc	170,993	6,460
	$ 14,831
TOTAL COMMON STOCKS	$ 287,448
Total Investments	$ 287,448
Liabilities in Excess of Other Assets, Net - (0.25)%	$ (717)
TOTAL NET ASSETS - 100.00%	$ 286,731

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 24,046
Unrealized Depreciation	(2,004)
Net Unrealized Appreciation (Depreciation)	$ 22,042
Cost for federal income tax purposes	$ 265,406
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17 .62%
Financial	15 .90%
Technology	14 .98%
Communications	13 .59%
Energy	13 .40%
Industrial	12 .25%
Consumer, Cyclical	6 .48%
Basic Materials	3 .17%
Utilities	2 .86%
Liabilities in Excess of Other Assets, Net	(0.25)%
TOTAL NET ASSETS	100.00%

See accompanying notes

170

Schedule of Investments
Diversified International Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 98.76%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.71%			Banks (continued)
Meggitt PLC	108,184 $	649	Industrial Bank of Korea	135,020 $	2,589
MTU Aero Engines Holding AG	75,854	5,811	Itau Unibanco Holding SA	148,966	3,480
Safran SA	228,691	8,874	Krung Thai Bank PCL (b)	3,678,291	2,415
	$ 15,334		Laurentian Bank of Canada	10,000	531
Agriculture - 1.69%			Malayan Banking Bhd	1,499,100	4,429
British American Tobacco PLC	442,345	19,292	Mitsubishi UFJ Financial Group Inc	2,109,400	10,064
Bunge Ltd	39,064	2,947	National Australia Bank Ltd	437,089	12,974
Imperial Tobacco Group PLC	264,525	9,310	National Bank of Canada	117,200	9,704
ITC Ltd	640,484	2,786	Sberbank of Russia	1,894,354	6,924
Souza Cruz SA	180,375	2,052	Standard Chartered PLC	557,196	15,440
	$ 36,387		Sumitomo Mitsui Financial Group Inc	301,300	9,268
Airlines - 0.10%			Svenska Handelsbanken AB	248,701	8,631
Air China Ltd	1,514,000	1,532	Swedbank AB	338,617	6,422
Chorus Aviation Inc	91,800	512	Toronto-Dominion Bank/The	181,100	15,680
			UBS AG (a)	837,277	16,736
	$ 2,044
Apparel - 0.57%			UniCredit SpA	3,418,702	8,801
Burberry Group PLC	420,708	9,100		$ 278,871
Far Eastern New Century Corp	1,557,700	2,448	Beverages - 1.65%
Hugo Boss AG	6,159	614	Anheuser-Busch InBev NV	193,250	12,322
	$ 12,162		Carlsberg A/S	95,896	11,389
Automobile Manufacturers - 4.60%			Cia de Bebidas das Americas ADR	211,308	6,885
Bayerische Motoren Werke AG	114,635	10,783	Dydo Drinco Inc	14,300	555
Daihatsu Motor Co Ltd	263,000	4,218	Fomento Economico Mexicano SAB de CV ADR	69,138	4,349
Daimler AG	236,168	18,179		$ 35,500
Great Wall Motor Co Ltd	723,500	1,297	Biotechnology - 0.02%
Honda Motor Co Ltd	294,800	11,594	Morphosys AG (a)	17,640	517
Hyundai Motor Co	30,592	7,037
Kia Motors Corp	77,441	5,557	Building Materials - 0.74%
Mahindra & Mahindra Ltd	192,409	3,292	Asahi Glass Co Ltd	479,000	6,059
Nissan Motor Co Ltd	972,600	9,281	Central Glass Co Ltd	74,000	291
Tata Motors Ltd	142,214	3,978	China National Building Material Co Ltd	2,318,152	4,883
Volkswagen AG - Pref Shares	59,473	11,711	Forbo Holding AG (a)	981	803
Volvo AB - B Shares	608,383	11,941	Sumitomo Osaka Cement Co Ltd	172,000	464
	$ 98,868		TOTO Ltd	441,000	3,431
Automobile Parts & Equipment - 1.24%				$ 15,931
Faurecia (a)	102,496	4,228	Chemicals - 4.75%
Georg Fischer AG (a)	1,132	739	Agrium Inc	51,800	4,695
JTEKT Corp	269,200	3,478	Arkema SA	9,878	1,029
Keihin Corp	11,800	223	Asahi Kasei Corp	828,000	5,655
Nissin Kogyo Co Ltd	25,100	422	BASF SE	257,424	26,389
Pirelli & C SpA	519,953	5,410	China Petrochemical Development Corp (a)	869,000	1,082
Plastic Omnium SA	4,867	467	Croda International PLC	25,751	809
Unipres Corp	19,700	419	Formosa Chemicals & Fibre Corp	1,441,000	5,812
Valeo SA	177,714	11,317	Formosa Plastics Corp	508,000	2,076
	$ 26,703		Incitec Pivot Ltd	1,302,475	5,368
Banks - 12.98%			Kolon Industries Inc	7,028	570
Aareal Bank AG (a)	15,647	475	KP Chemical Corp	48,460	1,194
Agricultural Bank of China Ltd (a)	6,388,000	3,775	Lanxess AG	82,255	7,534
Australia & New Zealand Banking Group Ltd	653,098	17,345	LG Chem Ltd	9,314	4,606
Banco Bradesco SA	130,703	2,591	Linde AG	41,699	7,507
Banco do Brasil SA	245,264	4,506	Lintec Corp	17,714	515
Bangkok Bank PCL	921,000	5,245	Nippon Shokubai Co Ltd	57,620	748
Bank Mandiri Tbk PT	2,227,595	1,860	Potash Corp of Saskatchewan Inc	228,900	12,931
Bank of China Ltd	10,393,800	5,741	Rhodia SA	134,832	6,286
Bank of Yokohama Ltd/The	1,184,509	5,841	Yara International ASA	114,831	6,726
Barclays PLC	1,351,243	6,372	Zeon Corp	67,000	601
BNP Paribas	200,337	15,854		$ 102,133
Canadian Imperial Bank of Commerce/Canada	148,200	12,830	Coal - 0.39%
Canadian Western Bank	22,400	718	Banpu PCL	42,850	1,071
China Construction Bank Corp	7,984,129	7,546	China Shenhua Energy Co Ltd	457,500	2,135
Credicorp Ltd	6,010	580	Exxaro Resources Ltd	119,931	3,241
DBS Group Holdings Ltd	611,000	7,477	Indo Tambangraya Megah PT	200,000	1,093
DnB NOR ASA	726,779	11,816	New World Resources NV	54,620	904
Grupo Financiero Banorte SAB de CV	327,218	1,634		$ 8,444
Grupo Financiero Galicia SA ADR(a)	113,278	1,448	Commercial Services - 0.27%
Gunma Bank Ltd/The	99,000	533	Aggreko PLC	146,350	4,368
Home Capital Group Inc	11,200	675	Ashtead Group PLC	153,815	519
HSBC Holdings PLC	1,790,743	19,604	Cape PLC	58,890	555
ICICI Bank Ltd ADR	60,105	3,029	Emeco Holdings Ltd	348,150	418
Industrial and Commercial Bank of China Ltd	8,615,375	7,288		$ 5,860

See accompanying notes

171

Schedule of Investments
Diversified International Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers - 0.70%			Electronics (continued)
Asustek Computer Inc	221,000 $	1,991	Toshiba Corp	1,119,000 $	5,891
Foxconn Technology Co Ltd	418,000	1,999	Toyo Corp/Chuo-ku	46,700	471
Infosys Technologies Ltd ADR	40,592	2,646	Tripod Technology Corp	204,000	965
Lenovo Group Ltd	4,898,000	2,851	Unimicron Technology Corp	97,000	160
Melco Holdings Inc	14,700	468		$ 54,169
Obic Co Ltd	2,510	466	Energy - Alternate Sources - 0.05%
Tata Consultancy Services Ltd	173,048	4,562	GCL-Poly Energy Holdings Ltd	1,458,000	1,042
	$ 14,983
Consumer Products - 0.28%			Engineering & Construction - 0.73%
Henkel AG & Co KGaA - Pref Shares	78,579	5,351	Bilfinger Berger SE	38,842	3,749
Societe BIC SA	6,551	637	China Communications Construction Co Ltd	1,267,000	1,170
	$ 5,988		Daelim Industrial Co Ltd	31,823	3,593
Distribution & Wholesale - 1.18%			Monadelphous Group Ltd	21,859	460
DCC PLC	19,001	633	NCC AB	31,398	839
D'ieteren SA/NV	9,169	666	Nippo Corp	69,000	550
Inchcape PLC (a)	95,410	581	NRW Holdings Ltd	144,959	429
Mitsubishi Corp	449,589	12,077	SembCorp Industries Ltd	1,056,000	4,659
Ship Healthcare Holdings Inc	43,800	565	Taihei Dengyo Kaisha Ltd	36,000	324
Sumitomo Corp	790,831	10,793		$ 15,773
	$ 25,315		Environmental Control - 0.03%
Diversified Financial Services - 2.15%			Derichebourg SA (a)	65,659	622
African Bank Investments Ltd	224,005	1,307
Azimut Holding SpA	52,024	665	Food - 4.49%
Challenger Ltd/AU	110,094	582	Aryzta AG	9,993	557
Chinatrust Financial Holding Co Ltd	1,377,000	1,262	BRF - Brasil Foods SA	67,941	1,378
Close Brothers Group PLC	41,941	568	Cermaq ASA	41,252	849
GAM Holding AG (a)	322,081	6,348	Charoen Pokphand Foods PCL (b)	1,832,500	1,811
Hana Financial Group Inc	54,080	2,291	Cia Brasileira de Distribuicao Grupo Pao de	46,316	2,105
IG Group Holdings PLC	58,866	459	Acucar ADR
IGM Financial Inc	81,586	4,197	Danisco A/S	73,896	9,804
Intermediate Capital Group PLC	588,733	3,245	Jeronimo Martins SGPS SA	454,363	7,457
International Personal Finance PLC	88,124	541	Kesko OYJ	78,381	4,069
KB Financial Group Inc	64,582	3,465	Marine Harvest ASA	6,585,909	8,699
Mega Financial Holding Co Ltd	5,632,000	4,916	Maruha Nichiro Holdings Inc	239,000	353
ORIX Corp	123,690	12,062	Metro AG	134,630	9,891
Provident Financial PLC	49,395	832	Nestle SA	469,595	29,153
Tullett Prebon PLC	72,241	507	Nutreco NV	73,288	5,704
Woori Finance Holdings Co Ltd	126,510	1,724	Suedzucker AG	240,160	7,383
Yuanta Financial Holding Co Ltd	1,687,000	1,172	Viscofan SA	16,870	744
	$ 46,143		WM Morrison Supermarkets PLC	1,332,593	6,562
Electric - 1.23%				$ 96,519
Atco Ltd	10,700	659	Forest Products & Paper - 0.40%
CLP Holdings Ltd	804,000	6,615	Billerud AB	47,631	579
Enel SpA	1,672,817	11,928	Hokuetsu Kishu Paper Co Ltd	71,500	398
Enersis SA ADR	55,222	1,179	Suzano Papel e Celulose SA	137,375	1,352
Federal Hydrogenerating Co JSC ADR(a)	890	5	Svenska Cellulosa AB	403,948	6,191
International Power PLC	864,827	4,776		$ 8,520
PGE SA	137,821	1,243	Gas - 0.72%
	$ 26,405		Centrica PLC	1,780,586	9,544
Electrical Components & Equipment - 2.13%			Keyera Corp	17,700	734
Bekaert SA	45,059	5,639	Osaka Gas Co Ltd	1,394,000	5,121
Hitachi Ltd	2,824,739	15,253		$ 15,399
LG Electronics Inc	17,648	1,696	Hand & Machine Tools - 0.23%
Mitsubishi Electric Corp	1,191,000	13,082	Finning International Inc	166,000	4,869
Schneider Electric SA	57,582	10,175
	$ 45,845		Healthcare - Products - 0.58%
Electronics - 2.52%			Coloplast A/S	42,959	6,314
AAC Acoustic Technologies Holdings Inc	154,000	402	DiaSorin SpA	13,540	653
Alps Electric Co Ltd	655,800	6,452	Draegerwerk AG & Co KGaA	6,230	653
Anritsu Corp	371,000	2,936	Elekta AB	93,745	4,273
Electrocomponents PLC	140,748	654	Paramount Bed Co Ltd	17,100	462
Fujitsu General Ltd	84,000	447		$ 12,355
Hamamatsu Photonics KK	92,000	3,601	Healthcare - Services - 0.03%
Hon Hai Precision Industry Co Ltd	874,674	3,314	Ramsay Health Care Ltd	37,470	743
Keyence Corp	26,500	6,913
Kyocera Corp	57,800	6,335	Holding Companies - Diversified - 1.03%
Murata Manufacturing Co Ltd	100,900	7,277	GS Holdings	22,669	1,893
Omron Corp	260,700	7,125	Haci Omer Sabanci Holding AS ADR(a)	3	—
Renishaw PLC	20,331	600	Imperial Holdings Ltd	217,698	3,913
Rexel SA	22,851	626	KOC Holding AS	601,999	3,237

See accompanying notes

172

     Schedule of Investments Diversified International Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Media (continued)
LG Corp	35,361 $	3,250	Metropole Television SA	18,627 $	495
Swire Pacific Ltd	645,000	9,850	ProSiebenSat.1 Media AG	333,811	9,572
	$ 22,143		WPP PLC	451,746	5,897
Home Builders - 0.02%				$ 26,199
Persimmon PLC	53,862	435	Metal Fabrication & Hardware - 0.36%
			Catcher Technology Co Ltd	204,000	1,282
Home Furnishings - 0.07%			Hoganas AB	13,867	576
Alpine Electronics Inc	27,200	340	JFE Shoji Holdings Inc	68,000	298
Indesit Co SpA	42,314	557	Johnson Matthey PLC	169,704	5,678
SEB SA	5,978	657		$ 7,834
	$ 1,554		Mining - 6.93%
Insurance - 3.73%			Alacer Gold Corp (a)	74,272	775
Aegon NV (a)	722,771	5,739	Anglo American PLC	327,610	17,076
Allianz SE	92,065	14,495	AngloGold Ashanti Ltd	52,725	2,673
Amlin PLC	95,982	670	Antofagasta PLC	51,100	1,167
China Life Insurance Co Ltd	248,000	881	Barrick Gold Corp	205,200	10,480
Helvetia Holding AG (a)	1,618	759	BHP Billiton Ltd	519,962	26,120
Lancashire Holdings Ltd	65,237	703	Centerra Gold Inc	257,100	4,782
Legal & General Group PLC	3,172,898	6,508	Cia de Minas Buenaventura SA ADR	45,156	1,882
Ping An Insurance Group Co	492,500	5,356	Grupo Mexico SAB de CV	535,607	1,855
Powszechny Zaklad Ubezpieczen SA	6,745	948	Hindalco Industries Ltd	609,738	2,979
Prudential PLC	1,072,533	13,848	IAMGOLD Corp	323,897	6,734
Sampo OYJ	391,106	13,162	Iluka Resources Ltd	80,112	1,098
Sanlam Ltd	813,645	3,490	KGHM Polska Miedz SA	79,166	5,824
Zurich Financial Services (a)	47,941	13,468	Medusa Mining Ltd	81,200	715
	$ 80,027		MMC Norilsk Nickel OJSC ADR	92,540	2,577
Internet - 0.02%			Orica Ltd	209,660	6,108
Atea ASA	43,542	481	Pan Australian Resources Ltd (a)	701,282	592
			Rio Tinto Ltd	298,169	26,868
Investment Companies - 0.74%			SEMAFO Inc (a)	53,600	455
ABG Sundal Collier Holding ASA	289,448	370	Teck Resources Ltd	172,200	9,360
Delek Group Ltd	11,114	2,953	Umicore SA	112,360	6,445
Infrastructure Development Finance Co Ltd	165,606	544	Vale SA - Pref Shares	419,629	12,299
Investor AB	313,881	7,818		$ 148,864
Resolution Ltd	813,159	4,111	Miscellaneous Manufacturing - 2.12%
	$ 15,796		Aalberts Industries NV	29,255	740
Iron & Steel - 0.56%			Amano Corp	42,300	390
Cia Siderurgica Nacional SA ADR	121,255	1,932	IMI PLC	378,237	6,899
Ferrexpo PLC	86,500	721	Largan Precision Co Ltd	55,000	1,746
Hyundai Steel Co	28,458	3,612	Melrose PLC	123,800	732
Labrador Iron Ore Royalty Corp	6,700	527	Neo Material Technologies Inc (a)	82,800	857
Mount Gibson Iron Ltd (a)	260,094	536	Senior PLC	160,226	409
POSCO ADR	27,919	3,079	Siemens AG	193,267	28,142
Severstal OAO	66,904	1,204	Wartsila OYJ	143,806	5,653
Xingda International Holdings Ltd	425,000	490		$ 45,568
	$ 12,101		Office & Business Equipment - 0.66%
Leisure Products & Services - 0.23%			Canon Inc	303,300	14,209
Sega Sammy Holdings Inc	285,800	4,933
			Oil & Gas - 9.85%
Lodging - 0.41%			Aurora Oil and Gas Ltd (a)	135,985	395
Shangri-La Asia Ltd	1,464,666	4,083	Baytex Energy Corp	16,200	1,000
SJM Holdings Ltd	2,170,000	4,677	BG Group PLC	902,335	23,113
	$ 8,760		BowLeven PLC (a)	89,274	438
Machinery - Construction & Mining - 0.49%			BP PLC	599,421	4,631
Atlas Copco AB - A Shares	316,610	9,296	Caltex Australia Ltd	217,597	3,384
Danieli & C Officine Meccaniche SpA	19,318	615	Canadian Natural Resources Ltd	242,900	11,427
Wajax Corp	14,000	603	China Petroleum & Chemical Corp	3,110,000	3,132
	$ 10,514		CNOOC Ltd	1,380,000	3,405
Machinery - Diversified - 1.40%			Gazprom OAO ADR	779,892	13,305
Daifuku Co Ltd	75,000	505	Gazprom OAO ADR	40,500	683
Komori Corp	48,228	456	Idemitsu Kosan Co Ltd	35,600	4,165
Kone OYJ	120,686	7,560	Lukoil OAO ADR	106,111	7,396
			Lundin Petroleum AB (a)	52,341	796
MAN SE	52,473	7,313	MOL Hungarian Oil and Gas PLC (a)	14,554	2,033
Metso OYJ	121,241	7,434
Pfeiffer Vacuum Technology AG	3,050	420	Pacific Rubiales Energy Corp	247,405	7,518
Weir Group PLC/The	196,655	6,320	PetroChina Co Ltd	4,265,494	6,129
	$ 30,008		Petroleo Brasileiro SA ADR	329,056	12,284
Media - 1.22%			Petrominerales Ltd	17,215	659
			Polski Koncern Naftowy Orlen S.A. (a)	149,972	3,124
Grupo Televisa SA ADR(a)	153,138	3,632
ITV PLC (a)	5,197,668	6,603	Repsol YPF SA	381,209	13,613
			Royal Dutch Shell PLC - A Shares	22,359	867

See accompanying notes

173

Schedule of Investments
Diversified International Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Semiconductors (continued)
Royal Dutch Shell PLC - B Shares	740,744 $	28,792	Elpida Memory Inc (a)	389,400 $	5,770
Sasol Ltd	83,401	4,815	Hynix Semiconductor Inc	40,360	1,273
Seadrill Ltd	273,324	9,685	Powertech Technology Inc	436,000	1,583
SK Holdings Co Ltd	18,158	3,253	Samsung Electronics Co Ltd	15,395	12,829
Statoil ASA	311,428	9,111	Sanken Electric Co Ltd	60,000	319
Surgutneftegas OJSC ADR	90,461	953	STMicroelectronics NV	572,223	6,757
Thai Oil Public Co Ltd (b)	1,484,900	4,203	Taiwan Semiconductor Manufacturing Co Ltd	2,705,605	6,916
Total SA	419,700	26,867		$ 49,387
Twin Butte Energy Ltd (a)	116,026	351	Shipbuilding - 0.08%
	$ 211,527		Hyundai Heavy Industries Co Ltd	3,324	1,659
Oil & Gas Services - 0.63%
Calfrac Well Services Ltd	17,000	601	Software - 0.48%
Canyon Services Group Inc	51,800	797	SAP AG	158,387	10,204
Saipem SpA	127,154	7,219
Technip SA	42,834	4,832	Storage & Warehousing - 0.02%
	$ 13,449		Mitsui-Soko Co Ltd	118,000	435
Pharmaceuticals - 4.59%
AstraZeneca PLC	232,636	11,619	Telecommunications - 7.37%
GlaxoSmithKline PLC	164,833	3,594	ADVA AG Optical Networking (a)	62,007	481
KYORIN Holdings Inc	33,000	588	Alcatel-Lucent/France (a)	1,408,885	9,084
Novartis AG	355,344	21,095	America Movil SAB de CV ADR	88,077	5,038
Novo Nordisk A/S	150,601	19,038	Axiata Group Bhd (a)	1,297,600	2,147
Roche Holding AG	102,712	16,659	BT Group PLC	3,831,515	12,531
Shire PLC	425,653	13,153	China Mobile Ltd	701,639	6,451
Takeda Pharmaceutical Co Ltd	143,300	6,925	China Telecom Corp Ltd	3,914,000	2,258
Teva Pharmaceutical Industries Ltd ADR	128,724	5,887	Chunghwa Telecom Co Ltd (a)	1,016,000	3,232
	$ 98,558		HTC Corp	30,000	1,362
Real Estate - 1.79%			Hutchison Telecommunications Hong Kong	1,186,000	374
Arnest One Corp	30,970	285	Holdings Ltd
Brookfield Asset Management Inc	402,838	13,565	Manitoba Telecom Services Inc	128,200	4,085
Daito Trust Construction Co Ltd	105,000	8,349	NTT DoCoMo Inc	8,949	16,471
FKP Property Group	601,912	515	QSC AG (a)	100,177	378
Gazit-Globe Ltd	43,505	593	Sistema JSFC	106,736	3,009
Great Eagle Holdings Ltd	184,000	654	Softbank Corp	285,800	11,944
IMMOFINANZ AG (a)	809,454	3,848	Taiwan Mobile Co Ltd	705,000	1,819
Mitsui Fudosan Co Ltd	276,000	4,713	Tele2 AB	312,060	7,834
New World Development Ltd	2,150,000	3,770	Telefonica SA	744,517	20,015
Shimao Property Holdings Ltd	901,500	1,226	Telenet Group Holding NV (a)	103,644	5,153
Singapore Land Ltd	74,000	433	Telenor ASA	480,302	8,299
Wihlborgs Fastigheter AB	16,773	505	Tim Participacoes SA ADR	46,360	2,187
	$ 38,456		Vivo Participacoes SA	45,400	1,842
REITS - 0.69%			Vodacom Group Ltd	305,149	3,732
BLife Investment Corp	52	384	Vodafone Group PLC	9,992,199	28,642
CapitaMall Trust	2,357,000	3,639		$ 158,368
Dundee Real Estate Investment Trust	17,100	597	Textiles - 0.07%
ICADE	29,501	3,785	Cia Hering	65,800	1,424
Investa Office Fund	779,498	538
Kenedix Realty Investment Corp	145	616	Toys, Games & Hobbies - 0.11%
RioCan Real Estate Investment Trust	198,600	5,321	Namco Bandai Holdings Inc	217,300	2,390
	$ 14,880
Retail - 2.22%			Transportation - 0.66%
Amplifon SpA	103,031	633	Canadian National Railway Co	162,900	12,636
Arcos Dorados Holdings Inc (a)	87,922	1,937	Construcciones y Auxiliar de Ferrocarriles SA	945	576
			Songa Offshore SE (a)	74,579	456
Cie Financiere Richemont SA	196,756	12,715
Dufry Group (a)	4,334	567	Stagecoach Group PLC	130,989	540
Hyundai Department Store Co Ltd	8,453	1,238		$ 14,208
K's Holdings Corp	17,880	554	Water - 0.75%
Lojas Renner SA	61,000	2,260	Pennon Group PLC	457,264	5,037
Pal Co Ltd	13,800	430	Severn Trent PLC	156,812	3,932
Shoppers Drug Mart Corp	179,900	7,834	United Utilities Group PLC	671,946	7,088
Swatch Group AG/The - BR	19,883	9,781		$ 16,057
UNY Co Ltd	46,600	406	TOTAL COMMON STOCKS	$ 2,121,626
WH Smith PLC	68,783	540
Whitbread PLC	188,094	5,278
Woolworths Holdings Ltd/South Africa	784,903	3,581
	$ 47,754
Semiconductors - 2.30%
Aixtron SE NA	16,940	723
ARM Holdings PLC	778,725	8,071
ASM International NV (a)	118,486	5,146

See accompanying notes

174

     Schedule of Investments Diversified International Fund April 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country	Percent
	Amount		United Kingdom	13 .79%
REPURCHASE AGREEMENTS - 0.73%	(000's)	Value (000's)	Japan	12 .96%
			Germany	8 .76%
Banks - 0.73%			Canada	7 .84%
Investment in Joint Trading Account; Credit Suisse $	3,168	$ 3,168	Switzerland	6 .38%
Repurchase Agreement; 0.03% dated			France	4 .91%
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $3,230,919; 0.00%; dated			Australia	4 .89%
08/15/14 - 08/15/37)			Korea, Republic Of	3 .11%
			Sweden	3 .07%
Investment in Joint Trading Account; Deutsche	4,702	4,702	Brazil	2 .71%
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by			China	2 .59%
			Netherlands	2 .24%
Sovereign Agency Issues; $4,795,895; 0.00%			Denmark	2 .18%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	1,732	1,732	Norway	2 .15%
			Taiwan, Province Of China	2 .10%
Repurchase Agreement; 0.02% dated			Hong Kong	1 .92%
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,766,909; 0.00%			Finland	1 .76%
			Italy	1 .71%
- 9.80%; dated 06/15/11 - 09/26/19)			Russian Federation	1 .67%
Investment in Joint Trading Account; Merrill	4,345	4,345
Lynch Repurchase Agreement; 0.03% dated			Spain	1 .62%
			Belgium	1 .40%
04/29/11 maturing 05/02/11 (collateralized by			South Africa	1 .23%
Sovereign Agency Issues; $4,431,852; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)			India	1 .11%
			United States	1 .04%
Investment in Joint Trading Account; Morgan	1,732	1,732	Ireland	0 .91%
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by			Mexico	0 .77%
			Singapore	0 .76%
Sovereign Agency Issues; $1,766,909; 1.11%			Thailand	0 .68%
- 2.38%; dated 06/22/12 - 07/28/15)			Poland	0 .52%
		$ 15,679	Bermuda	0 .48%
TOTAL REPURCHASE AGREEMENTS		$ 15,679	Israel	0 .44%
Total Investments		$ 2,137,305	Portugal	0 .35%
Other Assets in Excess of Liabilities, Net - 0.51%		$ 10,874	Malaysia	0 .31%
TOTAL NET ASSETS - 100.00%		$ 2,148,179	Guernsey	0 .19%
			Austria	0 .18%
			Argentina	0 .16%
(a) Non-Income Producing Security			Turkey	0 .15%
(b)	Market value is determined in accordance with procedures established in
good faith by the Board of Directors. At the end of the period, the value of			Indonesia	0 .14%
			Peru	0 .12%
these securities totaled $8,429 or 0.39% of net assets.			Hungary	0 .09%
			Chile	0 .05%
			Colombia	0 .03%
Unrealized Appreciation (Depreciation)			Cyprus	0 .02%
The net federal income tax unrealized appreciation (depreciation) and federal tax			Other Assets in Excess of Liabilities, Net	0 .51%
cost of investments held as of the period end were as follows:			TOTAL NET ASSETS	100.00%

Unrealized Appreciation		$ 409,408
Unrealized Depreciation		(19,818)
Net Unrealized Appreciation (Depreciation)		$ 389,590
Cost for federal income tax purposes		$ 1,747,715
All dollar amounts are shown in thousands (000's)

See accompanying notes

175

Schedule of Investments Equity Income Fund April 30, 2011 (unaudited)

COMMON STOCKS - 97.13%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.84%			Healthcare - Products - 2.47%
Lockheed Martin Corp	379,200 $	30,052	Becton Dickinson and Co	86,500 $	7,434
Raytheon Co	766,500	37,213	Johnson & Johnson	691,200	45,425
	$ 67,265		Medtronic Inc	904,089	37,746
Apparel - 1.19%				$ 90,605
VF Corp	432,500	43,492	Insurance - 7.21%
			ACE Ltd	1,352,000	90,922
Automobile Manufacturers - 0.20%			Allianz SE ADR	1,236,137	19,469
PACCAR Inc	135,142	7,177	Allstate Corp/The	998,809	33,800
			Chubb Corp	608,300	39,655
Automobile Parts & Equipment - 0.31%			Fidelity National Financial Inc	1,940,261	29,957
Johnson Controls Inc	278,800	11,434	MetLife Inc	714,300	33,422
			Validus Holdings Ltd	518,833	16,883
Banks - 6.52%				$ 264,108
Australia & New Zealand Banking Group Ltd	390,900	10,390	Machinery - Diversified - 1.14%
ADR			Deere & Co	426,700	41,603
Banco Santander SA ADR	3,367,498	41,757
Bank of New York Mellon Corp/The	977,680	28,314	Media - 1.44%
Bank of Nova Scotia	657,609	40,140	Walt Disney Co/The	441,591	19,032
JP Morgan Chase & Co	375,300	17,125	Yellow Media Inc	6,706,910	33,669
M&T Bank Corp	383,700	33,908		$ 52,701
Northern Trust Corp	685,000	34,243	Mining - 0.81%
US Bancorp	1,286,400	33,215	BHP Billiton Ltd ADR	294,800	29,846
	$ 239,092
Beverages - 0.72%			Miscellaneous Manufacturing - 3.54%
Coca-Cola Co/The	202,300	13,647	3M Co	308,200	29,960
Dr Pepper Snapple Group Inc	177,729	6,967	Honeywell International Inc	398,900	24,425
Molson Coors Brewing Co	115,900	5,650	Parker Hannifin Corp	463,200	43,689
	$ 26,264		Siemens AG ADR	217,300	31,713
Chemicals - 1.24%				$ 129,787
Air Products & Chemicals Inc	172,700	16,496	Oil & Gas - 9.59%
EI du Pont de Nemours & Co	508,800	28,895	Chevron Corp	748,700	81,938
	$ 45,391		Encana Corp	1,302,900	43,673
Commercial Services - 0.56%			Exxon Mobil Corp	688,900	60,623
Automatic Data Processing Inc	380,500	20,680	Marathon Oil Corp	1,140,800	61,649
			Penn West Petroleum Ltd	1,521,900	38,976
Consumer Products - 1.57%			Total SA ADR	1,003,278	64,440
Clorox Co	213,000	14,838		$ 351,299
Kimberly-Clark Corp	646,400	42,701	Pharmaceuticals - 12.58%
	$ 57,539		Abbott Laboratories	1,584,200	82,442
Distribution & Wholesale - 1.88%			Bristol-Myers Squibb Co	2,332,178	65,534
Genuine Parts Co	1,282,777	68,885	GlaxoSmithKline PLC ADR	1,274,559	55,647
			Merck & Co Inc	2,029,480	72,960
Diversified Financial Services - 4.33%			Novartis AG ADR	827,982	48,992
AllianceBernstein Holding LP	2,011,873	44,664	Pfizer Inc	3,275,345	68,651
BlackRock Inc	191,900	37,601	Roche Holding AG ADR	1,080,100	43,777
Federated Investors Inc	1,317,555	33,966	Teva Pharmaceutical Industries Ltd ADR	501,800	22,947
NYSE Euronext	1,062,559	42,555		$ 460,950
	$ 158,786		Pipelines - 2.59%
Electric - 4.33%			Enterprise Products Partners LP	1,119,226	48,429
NextEra Energy Inc	944,300	53,419	Kinder Morgan Energy Partners LP	402,821	31,146
Progress Energy Inc	1,126,445	53,450	Spectra Energy Corp	531,179	15,425
Wisconsin Energy Corp	210,800	6,579		$ 95,000
Xcel Energy Inc	1,853,800	45,103	REITS - 5.34%
	$ 158,551		Annaly Capital Management Inc	3,804,600	67,874
Electrical Components & Equipment - 1.25%			Chimera Investment Corp	3,882,304	15,723
Emerson Electric Co	755,100	45,880	Digital Realty Trust Inc	1,274,600	76,909
			HCP Inc	441,385	17,488
Entertainment - 0.48%			Health Care REIT Inc	328,000	17,637
OPAP SA ADR	1,677,400	17,730		$ 195,631
			Retail - 3.65%
Food - 3.41%			Costco Wholesale Corp	201,000	16,265
General Mills Inc	444,600	17,153	McDonald's Corp	712,600	55,804
Kellogg Co	285,100	16,328	Wal-Mart Stores Inc	1,122,100	61,693
Kraft Foods Inc	1,608,223	54,004		$ 133,762
Kroger Co/The	467,400	11,362	Semiconductors - 4.91%
Sysco Corp	906,800	26,216	Applied Materials Inc	788,500	12,372
	$ 125,063		Intel Corp	3,260,200	75,604
Gas - 1.42%			Maxim Integrated Products Inc	429,200	11,734
Sempra Energy	944,300	52,031	Microchip Technology Inc	1,135,800	46,613

See accompanying notes

176

Schedule of Investments Equity Income Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Taiwan Semiconductor Manufacturing Co Ltd	2,485,607 $	33,556	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
ADR			Banks (continued)
		$ 179,879	Investment in Joint Trading Account; Morgan	$ 8,099	$ 8,100
Software - 1.47%			Stanley Repurchase Agreement; 0.02% dated
Microsoft Corp	2,067,800	53,804	04/29/11 maturing 05/02/11 (collateralized by
			Sovereign Agency Issues; $8,261,355; 1.11%
Telecommunications - 5.20%			- 2.38%; dated 06/22/12 - 07/28/15)
AT&T Inc	1,307,600	40,693			$ 73,308
BCE Inc	1,031,900	38,624	TOTAL REPURCHASE AGREEMENTS		$ 73,308
CenturyLink Inc	419,452	17,105	Total Investments		$ 3,657,379
Verizon Communications Inc	1,505,000	56,859	Other Assets in Excess of Liabilities, Net - 0.20%		$ 7,251
Vodafone Group PLC ADR	1,285,062	37,421	TOTAL NET ASSETS - 100.00%		$ 3,664,630
		$ 190,702
Toys, Games & Hobbies - 1.81%
Mattel Inc	2,486,719	66,445

Transportation - 2.13%			Unrealized Appreciation (Depreciation)
Norfolk Southern Corp	479,900	35,839	The net federal income tax unrealized appreciation (depreciation) and federal tax
Union Pacific Corp	407,700	42,185	cost of investments held as of the period end were as follows:
		$ 78,024
TOTAL COMMON STOCKS		$ 3,559,406	Unrealized Appreciation		$ 749,129
PREFERRED STOCKS - 0.63%	Shares Held Value (000's)		Unrealized Depreciation		(51,575)
Banks - 0.23%			Net Unrealized Appreciation (Depreciation)		$ 697,554
National City Capital Trust II	191,700	4,898	Cost for federal income tax purposes		$ 2,959,825
National City Capital Trust III	135,000	3,449	All dollar amounts are shown in thousands (000's)
		$ 8,347
Diversified Financial Services - 0.09%			Portfolio Summary (unaudited)
National City Capital Trust IV	125,000	3,286	Sector		Percent
			Financial		26 .03%
REITS - 0.31%			Consumer, Non-cyclical		21 .31%
Public Storage Inc 6.63%; Series M	375,300	9,548	Energy		12 .18%
Public Storage Inc 7.25%; Series K	79,700	2,029	Industrial		9 .90%
		$ 11,577	Consumer, Cyclical		9 .52%
TOTAL PREFERRED STOCKS		$ 23,210	Communications		6 .68%
	Principal		Technology		6 .38%
	Amount		Utilities		5 .75%
BONDS - 0.04%	(000's)	Value (000's)	Basic Materials		2 .05%
Telecommunications - 0.04%			Other Assets in Excess of Liabilities, Net		0 .20%
Telus Corp			TOTAL NET ASSETS		100.00%
8.00%, 06/01/2011	$ 1,446	$ 1,455

TOTAL BONDS		$ 1,455
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.00%	(000's)	Value (000's)
Banks - 2.00%
Investment in Joint Trading Account; Credit Suisse $ 14,810		$ 14,810
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $15,106,478; 0.00%;
dated 08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	21,984	21,984
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $22,423,678;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	8,099	8,099
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $8,261,355; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	20,315	20,315
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $20,721,556;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)

See accompanying notes

177

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 25.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.01%			Distribution & Wholesale (continued)
United Technologies Corp	3,376 $	302	ITOCHU Corp	70,900 $	733
			Marubeni Corp	54,000	390
Agriculture - 0.03%			Mitsubishi Corp	15,400	414
Altria Group Inc	31,376	842	Mitsui & Co Ltd	69,300	1,223
			Sumitomo Corp	78,200	1,067
Automobile Manufacturers - 0.16%				$ 4,905
Daimler AG	12,645	973	Diversified Financial Services - 0.26%
Nissan Motor Co Ltd	54,100	516	Aberdeen Asset Management PLC	131,171	502
Tata Motors Ltd ADR	23,686	650	AGF Management Ltd	14,800	310
Toyota Motor Corp	42,100	1,677	Ameriprise Financial Inc	14,135	877
	$ 3,816		ARA Asset Management Ltd (a)	724,000	1,041
Banks - 1.08%			BGC Partners Inc	58,419	564
Australia & New Zealand Banking Group Ltd	61,379	1,630	BlackRock Inc	4,504	882
Bank of America Corp	52,109	640	Intermediate Capital Group PLC	80,859	446
Bank of China Ltd	946,000	523	Mega Financial Holding Co Ltd	1,149,000	1,003
Bank of Communications Co Ltd	748,000	793	Shinhan Financial Group Co Ltd	12,950	634
Bank of Montreal	7,700	506		$ 6,259
Bank of Nova Scotia	7,000	427	Electric - 0.26%
Bendigo and Adelaide Bank Ltd	35,439	363	Ameren Corp	14,375	421
BNP Paribas	5,699	451	CLP Holdings Ltd	91,000	749
Canadian Imperial Bank of Commerce/Canada	13,600	1,177	Consolidated Edison Inc	11,508	600
Capital One Financial Corp	17,175	940	Duke Energy Corp	51,106	953
Commonwealth Bank of Australia	24,609	1,449	Enel SpA	117,419	837
Community Bank System Inc	13,180	330	GDF Suez	10,659	436
Credit Agricole SA	33,282	554	Northeast Utilities	17,385	619
DBS Group Holdings Ltd	72,000	881	NV Energy Inc	35,828	544
DnB NOR ASA	68,087	1,107	Pinnacle West Capital Corp	8,908	386
FNB Corp/PA	39,104	428	Progress Energy Inc	8,405	399
Goldman Sachs Group Inc/The	2,316	350	Public Power Corp SA	19,555	324
Hang Seng Bank Ltd	56,700	886		$ 6,268
Industrial and Commercial Bank of China Ltd	991,000	838	Electrical Components & Equipment - 0.05%
JP Morgan Chase & Co	45,504	2,076	Hitachi Ltd	136,000	734
Korea Exchange Bank	66,530	566	Molex Inc	20,474	553
M&T Bank Corp	4,595	406		$ 1,287
National Australia Bank Ltd	52,655	1,563	Electronics - 0.03%
National Bank of Canada	6,500	538	Coretronic Corp	413,000	632
Nordea Bank AB	95,643	1,091
PNC Financial Services Group Inc	13,159	820	Engineering & Construction - 0.07%
Royal Bank of Canada	5,300	334	Alion Science and Technology Corp - Warrants	3,935	—
Svenska Handelsbanken AB	29,061	1,009	(b),(c),(d)
Toronto-Dominion Bank/The	12,000	1,039	Carillion PLC	108,542	710
Wells Fargo & Co	37,665	1,096	NCC AB	16,879	451
Westpac Banking Corp	44,167	1,202	Vinci SA	8,713	582
	$ 26,013			$ 1,743
Building Materials - 0.04%			Food - 0.14%
Taiwan Cement Corp	602,000	882	B&G Foods Inc	23,102	418
			ConAgra Foods Inc	42,540	1,040
Chemicals - 0.32%			Kraft Foods Inc	12,663	425
BASF SE	19,264	1,975	Marine Harvest ASA	476,884	630
Bayer AG	10,639	931	Safeway Inc	34,043	828
Cabot Corp	16,590	744		$ 3,341
EI du Pont de Nemours & Co	27,885	1,584	Forest Products & Paper - 0.15%
Koninklijke DSM NV	8,890	613	Billerud AB	70,283	855
PPG Industries Inc	5,885	557	Canfor Corp (c)	41,500	546
Sinopec Shanghai Petrochemical Co Ltd	1,224,000	593	International Paper Co	22,536	696
Solvay SA	5,195	749	MeadWestvaco Corp	13,582	458
	$ 7,746		UPM-Kymmene OYJ	21,929	449
Coal - 0.03%			West Fraser Timber Co Ltd	10,000	569
Exxaro Resources Ltd	26,841	725		$ 3,573
			Gas - 0.03%
Commercial Services - 0.03%			NiSource Inc	22,210	432
Emeco Holdings Ltd	527,237	633	UGI Corp	11,679	389

Consumer Products - 0.05%				$ 821
Kimberly-Clark Corp	19,150	1,265	Healthcare - Products - 0.04%
			Johnson & Johnson	14,999	986
Cosmetics & Personal Care - 0.06%
Procter & Gamble Co	23,431	1,521	Healthcare - Services - 0.11%
			Aetna Inc	16,278	674
Distribution & Wholesale - 0.20%			Humana Inc	9,438	718
Genuine Parts Co	20,068	1,078

See accompanying notes

178

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Oil & Gas (continued)
UnitedHealth Group Inc	26,265 $	1,293	Repsol YPF SA	23,780 $	849
	$ 2,685		Royal Dutch Shell PLC - A Shares	48,974	1,900
Holding Companies - Diversified - 0.22%			Royal Dutch Shell PLC - B Shares	42,754	1,662
Compass Diversified Holdings	23,158	388	Sasol Ltd	15,315	884
Imperial Holdings Ltd	34,028	612	SK Holdings Co Ltd	4,945	886
Seven Group Holdings Ltd	57,946	579	Statoil ASA	36,636	1,072
Wharf Holdings Ltd	519,737	3,801	Total SA	32,040	2,051
	$ 5,380		Vermilion Energy Inc	10,647	572
Home Furnishings - 0.03%				$ 30,048
De'Longhi SpA	57,539	736	Oil & Gas Services - 0.05%
			PAA Natural Gas Storage LP	49,800	1,222
Insurance - 0.45%
ACE Ltd	8,958	602	Pharmaceuticals - 0.63%
Allianz SE	11,140	1,754	Astellas Pharma Inc	16,600	632
Aviva PLC	121,685	908	AstraZeneca PLC	34,860	1,741
Legal & General Group PLC	537,036	1,102	Bristol-Myers Squibb Co	53,837	1,513
Maiden Holdings Ltd	43,607	325	Eli Lilly & Co	32,900	1,218
Muenchener Rueckversicherungs AG	7,117	1,174	GlaxoSmithKline PLC	19,692	429
Protective Life Corp	29,960	806	Merck & Co Inc	50,300	1,808
Prudential PLC	111,048	1,434	Novartis AG	22,096	1,312
Sampo OYJ	18,877	635	Orion OYJ	26,709	664
Sun Life Financial Inc	14,943	489	Pfizer Inc	152,156	3,189
Travelers Cos Inc/The	8,809	558	Recordati SpA	54,862	581
Zurich Financial Services (c)	3,456	971	Sanofi-Aventis SA	12,940	1,024
	$ 10,758		Takeda Pharmaceutical Co Ltd	22,500	1,087
Internet - 0.03%				$ 15,198
Earthlink Inc	77,182	634	Pipelines - 9.73%
			Buckeye Partners LP	191,000	12,426
Investment Companies - 0.03%			Chesapeake Midstream Partners LP	104,700	2,914
Ares Capital Corp	16,721	296	Copano Energy LLC	188,200	6,747
TICC Capital Corp	39,779	451	DCP Midstream Partners LP	57,100	2,544
	$ 747		Enbridge Energy Partners LP	290,000	9,831
Lodging - 0.11%			Energy Transfer Equity LP	54,700	2,515
Starwood Hotels & Resorts Worldwide Inc	43,400	2,585	Energy Transfer Partners LP	383,100	20,810
			Enterprise Products Partners LP	508,100	21,985
Media - 0.13%			Holly Energy Partners LP (b)	127,700	6,997
Comcast Corp - Class A	44,280	1,162	Kinder Morgan Inc/Delaware	63,700	1,821
Viacom Inc	10,132	518	Kinder Morgan Management LLC (c)	287,357	19,592
Vivendi SA	36,782	1,154	Magellan Midstream Partners LP (b)	319,700	19,662
Walt Disney Co/The	8,559	369	MarkWest Energy Partners LP	98,700	5,033
	$ 3,203		Niska Gas Storage Partners LLC	85,200	1,840
			NuStar Energy LP (b)	219,400	14,877
Mining - 0.10%			ONEOK Partners LP (b)	143,400	12,266
Inmet Mining Corp	11,400	800
KGHM Polska Miedz SA	9,059	667	Plains All American Pipeline LP	207,200	13,310
Vale SA ADR	27,166	907	Regency Energy Partners LP	353,200	9,805
	$ 2,374		Spectra Energy Corp	27,696	804
			Sunoco Logistics Partners LP (b)	124,300	11,191
Miscellaneous Manufacturing - 0.20%			Targa Resources Partners LP	211,600	7,436

Eaton Corp	18,799	1,006	TC Pipelines LP (b)	137,100	6,633
General Electric Co	133,499	2,730	Tesoro Logistics LP (c)	15,247	361
Siemens AG	7,843	1,142
	$ 4,878		TransCanada Corp	16,400	706
			Western Gas Partners LP	67,800	2,488
Oil & Gas - 1.25%			Williams Partners LP	360,800	20,133
BP PLC	88,395	683
Caltex Australia Ltd	34,881	542		$ 234,727
Chevron Corp	18,012	1,971	Publicly Traded Investment Fund - 0.03%
ConocoPhillips	25,186	1,988	John Hancock Preferred Income Fund III	37,571	629
ENI SpA	56,663	1,515
Exxon Mobil Corp	49,384	4,346	Real Estate - 1.40%
Gazprom OAO ADR	77,898	1,329	Allgreen Properties Ltd	2,000,000	1,928
Lukoil OAO ADR	12,284	856	Atrium European Real Estate Ltd	100,000	684
Marathon Oil Corp	21,701	1,173	Brookfield Office Properties Inc	46,900	928
Occidental Petroleum Corp	7,725	883	Castellum AB	40,737	632
			CB Richard Ellis Group Inc (c)	36,000	962
Penn West Petroleum Ltd	189	5
PetroChina Co Ltd	380,000	546	China Overseas Grand Oceans Group Ltd	369,000	523
Petroleo Brasileiro SA ADR	14,214	531	China Overseas Land & Investment Ltd	280,000	539
Petroleo Brasileiro SA - Pref Shares ADR	27,782	927	China Resources Land Ltd	538,000	928
Petronas Dagangan BHD	120,600	630	Citycon OYJ	180,000	853
Precision Drilling Corp (c)	59,740	905	Daito Trust Construction Co Ltd	5,500	437
PTT PCL (d)	56,900	715	Deutsche Euroshop AG	28,762	1,162
Reliance Industries Ltd (a)	14,265	627	Fabege AB	60,900	699
			FKP Property Group	1,783,524	1,525

See accompanying notes

179

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			REITS (continued)
Hang Lung Properties Ltd	252,000 $	1,123	Primary Health Properties PLC	167,000 $	901
Henderson Land Development Co Ltd	349,000	2,388	ProLogis	315,400	5,138
Henderson Land Development Co Ltd - Warrants	12,000	—	Public Storage Inc	39,800	4,669
(c)			Ramco-Gershenson Properties Trust	148,397	1,913
Hongkong Land Holdings Ltd	524,000	3,925	Rayonier Inc	8,714	578
Jones Lang LaSalle Inc	15,400	1,577	RioCan Real Estate Investment Trust	35,500	951
KWG Property Holding Ltd	1,000,000	722	Simon Property Group Inc	102,579	11,750
Midland Holdings Ltd	1,184,000	913	Societe de la Tour Eiffel	9,600	963
Mitsubishi Estate Co Ltd	38,000	660	Societe Immobiliere de Location pour l'Industrie et	7,400	1,110
Mitsui Fudosan Co Ltd	39,000	666	le Commerce
New World Development Ltd	1,120,000	1,964	Stockland	915,000	3,791
PSP Swiss Property AG (c)	14,200	1,292	Sun Communities Inc	40,800	1,570
Sponda OYJ	180,641	1,065	Suntec Real Estate Investment Trust	955,000	1,186
Sun Hung Kai Properties Ltd	363,000	5,670	Tishman Speyer Office Fund (c)	1,387,000	965
	$ 33,765		Unibail-Rodamco SE	27,420	6,415
REITS - 6.22%			United Urban Investment Corp	1,107	1,387
Alstria Office REIT-AG	48,953	782	Vornado Realty Trust	58,842	5,689
Apartment Investment & Management Co	77,500	2,089	Westfield Group	661,578	6,541
Aspen Group	755,000	389	Workspace Group PLC	1,000,000	484
Associated Estates Realty Corp	22,936	382		$ 150,203
Astro Japan Property Group	475,939	1,628	Retail - 0.56%
AvalonBay Communities Inc	30,000	3,798	CVS Caremark Corp	44,922	1,628
Boardwalk Real Estate Investment Trust	19,800	1,009	Foot Locker Inc	32,102	691
Boston Properties Inc	44,577	4,660	Inergy LP	272,900	11,140
BRE Properties Inc	8,474	430		$ 13,459
British Land Co PLC	327,976	3,290	Semiconductors - 0.18%
Cambridge Industrial Trust	2,698,875	1,102	Applied Materials Inc	53,269	836
Canadian Real Estate Investment Trust	44,500	1,576	Intel Corp	61,021	1,415
CapLease Inc	251,500	1,408	Siliconware Precision Industries Co	578,000	771
CBL & Associates Properties Inc	35,671	662	STMicroelectronics NV	37,121	438
Champion REIT	3,969,000	2,299	Taiwan Semiconductor Manufacturing Co Ltd	315,000	805
Colonial Properties Trust	129,157	2,733		$ 4,265
Cominar Real Estate Investment Trust	47,700	1,146	Storage & Warehousing - 0.02%
Corio NV	13,000	921	Safestore Holdings PLC	225,258	579
Cypress Sharpridge Investments Inc	231,383	2,858
Digital Realty Trust Inc	10,000	603	Telecommunications - 0.69%
Dundee Real Estate Investment Trust	62,100	2,169	Advanced Info Service PCL (d)	193,500	600
Education Realty Trust Inc	43,800	373	AT&T Inc	60,509	1,883
Entertainment Properties Trust	68,000	3,237	BT Group PLC	278,773	912
Equity One Inc	64,300	1,274	CenturyLink Inc	20,109	820
Equity Residential	116,600	6,963	China Mobile Ltd	71,500	657
Essex Property Trust Inc	15,235	2,064	Chunghwa Telecom Co Ltd (c)	211,000	671
Eurocommercial Properties NV	32,826	1,687	France Telecom SA	33,034	775
Fonciere Des Regions	54	6	Hutchison Telecommunications Hong Kong	1,270,000	401
Fortune Real Estate Investment Trust	1,317,000	656	Holdings Ltd
Frasers Commercial Trust	2,175,000	1,421	NTT DoCoMo Inc	409	753
Fukuoka REIT Co	163	1,210	Telecom Italia SpA	216,112	325
Gecina SA	9,651	1,392	Telecom Italia SpA - RSP	258,570	334
GEO Property Group	900,000	187	Telefonica SA	84,937	2,283
Glimcher Realty Trust	259,300	2,476	Telstra Corp Ltd	318,212	1,015
Goodman Group	2,550,417	1,985	Verizon Communications Inc	50,981	1,926
Great Portland Estates PLC	192,948	1,357	Vodacom Group Ltd	78,327	958
Hammerson PLC	83,000	652	Vodafone Group PLC	835,592	2,395
HCP Inc	138,865	5,502		$ 16,708
Hersha Hospitality Trust	250,444	1,488	Trucking & Leasing - 0.02%
Highwoods Properties Inc	37,900	1,398	TAL International Group Inc	16,506	595
Host Hotels & Resorts Inc	73,031	1,299
ICADE	18,000	2,309	Water - 0.09%
InnVest Real Estate Investment Trust	120,100	911	American Water Works Co Inc	16,066	472
Japan Excellent Inc	58	319	Cia de Saneamento Basico do Estado de Sao Paulo	15,466	905
Japan Logistics Fund Inc	104	889	ADR
Land Securities Group PLC	237,793	3,118	Veolia Environnement	26,233	877
LaSalle Hotel Properties	41,100	1,157		$ 2,254
Liberty Property Trust	62,000	2,181	TOTAL COMMON STOCKS	$ 611,192
Link REIT/The	220,000	693	CONVERTIBLE PREFERRED STOCKS -
LTC Properties Inc	43,800	1,289
Mapletree Logistics Trust	559,000	413	0.25%	Shares Held Value (000's)
Mirvac Group	1,925,000	2,680	Banks - 0.13%
Mori Trust Sogo Reit Inc	125	1,265	Bank of America Corp	660	689
Nippon Building Fund Inc	251	2,522	Wells Fargo & Co	2,310	2,494
Northern Property Real Estate Investment Trust	60,400	1,895		$ 3,183

See accompanying notes

180

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

CONVERTIBLE PREFERRED STOCKS			PREFERRED STOCKS (continued)	Shares Held Value (000's)
(continued)	Shares Held Value (000's)		Insurance (continued)
REITS - 0.12%			Aegon NV 6.50%	16,500 $	381
Digital Realty Trust Inc	81,000 $	2,926	Aegon NV 6.875%	3,600	87
			Allianz SE	502,177	13,370
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 6,109		American Financial Group Inc/OH 7.00%	39,160	998
PREFERRED STOCKS - 9.17%	Shares Held Value (000's)		Arch Capital Group Ltd 7.88%	34,100	859
Banks - 2.86%			Arch Capital Group Ltd 8.00%	18,207	461
Bank of America Corp 6.63%; Series I	180,250	4,376	Axis Capital Holdings Ltd 7.50%; Series B	90,175	8,798
Bank of America Corp 8.63%; Series MER	59,900	1,612	Berkley W R Capital Trust	19,629	489
Barclays Bank PLC 7.75%	68,100	1,771	Delphi Financial Group Inc 7.38%	56,484	1,367
Barclays Bank PLC 8.13%	252,100	6,706	Everest Re Capital Trust II	34,874	842
BB&T Capital Trust VII	51,338	1,374	ING Groep NV 6.13%	106,400	2,299
CoBank ACB 11.00%; Series C (a)	10,000	561	ING Groep NV 7.05%	121,864	2,894
CoBank ACB 11.00%; Series D (b)	8,400	465	ING Groep NV 7.20%	66,427	1,592
CoBank ACB 7.00% (a),(b)	321,500	15,342	ING Groep NV 7.38%	13,100	319
Deutsche Bank Contingent Capital Trust II	23,502	586	ING Groep NV 8.50%	63,000	1,646
Deutsche Bank Contingent Capital Trust III	112,235	2,999	PartnerRe Ltd 6.50%	2,000	49
Deutsche Bank Contingent Capital Trust V	38,200	1,039	PartnerRe Ltd 6.75%	9,768	243
Fifth Third Capital Trust V	74,600	1,910	PLC Capital Trust III	53,796	1,363
Fifth Third Capital Trust VI	18,044	461	PLC Capital Trust IV	1,937	48
Fifth Third Capital Trust VII	44,350	1,183	PLC Capital Trust V	4,800	114
HSBC Holdings PLC 6.20%	21,800	531	RenaissanceRe Holdings Ltd - Series C	14,600	338
HSBC Holdings PLC 8.00%	880,446	24,151	RenaissanceRe Holdings Ltd - Series D	24,800	621
KeyCorp Capital V	4,200	100	Torchmark Capital Trust III	1,800	46
KeyCorp Capital VIII	3,600	92		$ 50,075
KeyCorp Capital X	79,550	2,079	Media - 0.05%
M&T Capital Trust IV	9,600	257	CBS Corp 6.75%	32,100	815
National City Capital Trust II	3,100	79	Viacom Inc	19,100	493
Santander Finance Preferred SA Unipersonal	10,000	288		$ 1,308
SunTrust Capital IX	6,700	177	Oil & Gas - 0.01%
VNB Capital Trust I	37,508	963	Nexen Inc	6,130	155
	$ 69,102
Diversified Financial Services - 0.63%			REITS - 2.41%
Ameriprise Financial Inc	48,300	1,345	AMB Property Corp - Series O	104,246	2,621
Citigroup Capital VII	7,191	182	BRE Properties Inc - Series C	25,000	609
Citigroup Capital VIII	24,064	601	CommonWealth REIT	121,014	2,573
Citigroup Capital XI	7,100	161	CommonWealth REIT - Series C	47,633	1,198
Citigroup Capital XII	137,225	3,630	Developers Diversified Realty Corp 7.38%	16,600	413
Citigroup Capital XIII	106,500	2,956	Developers Diversified Realty Corp 7.50%	4,000	100
Citigroup Capital XIV	2,311	57	Duke Realty Corp 6.60%	106,620	2,561
Citigroup Capital XV	5,005	121	Duke Realty Corp 6.63%	3,115	75
Citigroup Capital XVI	47,589	1,141	Duke Realty Corp 6.95%	10,100	254
Corporate-Backed Trust Certificates 6.00%; Series	5,530	127	Duke Realty Corp 7.25%	20,000	505
GS			Duke Realty Corp 8.38%	7,000	186
Countrywide Financial Corp	22,600	559	Equity Residential	20,702	1,094
Credit Suisse AG/Guernsey	25,600	699	Harris Preferred Capital Corp	15,600	396
JP Morgan Chase Capital XXIX	6,426	168	Kimco Realty Corp 6.65%	6,000	149
MBNA Capital D	2,816	72	Kimco Realty Corp 6.90%	237,126	5,999
Merrill Lynch Capital Trust II	31,600	740	Kimco Realty Corp 7.75%	191,866	4,969
Morgan Stanley Capital Trust III	31,100	760	Prologis - Series C	51,100	2,785
Morgan Stanley Capital Trust IV	24,891	602	Prologis - Series G	8,000	192
Morgan Stanley Capital Trust VII	12,879	316	PS Business Parks Inc - Series H	6,334	158
Morgan Stanley Capital Trust VIII	2,800	68	PS Business Parks Inc - Series I	9,844	242
National City Capital Trust IV	26,300	691	PS Business Parks Inc - Series M	115,207	2,891
PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000	72	PS Business Parks Inc - Series O	38,727	979
PreferredPlus TR-CCR1 8.05%; Series CCR1	5,200	136	PS Business Parks Inc - Series P	115,625	2,852
	$ 15,204		PS Business Parks Inc - Series R	151,375	3,763
Electric - 0.06%			Public Storage Inc 6.45%; Series F	16,900	419
Entergy Arkansas Inc	3,202	80	Public Storage Inc 6.60%; Series C	21,400	535
Entergy Louisiana LLC	11,790	297	Public Storage Inc 6.63%; Series M	1,595	41
Entergy Texas Inc	6,400	187	Public Storage Inc 6.75%; Series E	3,652	92
NextEra Energy Capital Holdings Inc	5,900	169	Public Storage Inc 6.88%	6,431	165
PPL Capital Funding Inc	6,200	161	Public Storage Inc 6.95%; Series H	8,575	217
SCANA Corp	21,940	612	Public Storage Inc 7.25%; Series K	128,312	3,267
	$ 1,506		Regency Centers Corp 7.25%	58,020	1,449
Insurance - 2.08%			Regency Centers Corp 7.45%	102,341	2,571
			Suntrust Real Estate Investment Corp (a),(d)	30	3,095
AAG Holding Co Inc 7.25%	15,594	390
AAG Holding Co Inc 7.50%	81,949	2,060	Vornado Realty LP	139,022	3,759
ABN AMRO North America Capital Funding Trust	1,010	712	Vornado Realty Trust - Series F	34,400	859
I (a)			Vornado Realty Trust - Series H	63,400	1,579
Aegon NV 6.375%	330,561	7,689	Vornado Realty Trust - Series J	92,704	2,314
			Weingarten Realty Investors 6.50%	6,000	147

See accompanying notes

181

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)			Principal
REITS (continued)				Amount
Weingarten Realty Investors 6.75%	1,600 $	40	BONDS (continued)	(000's)	Value (000's)
		$ 58,113	Banks (continued)
Sovereign - 0.39%			Banco do Brasil SA/Cayman
Farm Credit Bank/Texas	8,500	9,475	5.38%, 01/15/2021(a)	$ 745	$ 727
			Banco Votorantim SA
Telecommunications - 0.68%			5.25%, 02/11/2016(a)	2,215	2,237
Telephone & Data Systems Inc 6.88%	110,803	2,770	BanColombia SA
Telephone & Data Systems Inc 7.00% (c)	482,968	12,113	6.13%, 07/26/2020	370	376
Telephone & Data Systems Inc 7.60%	59,293	1,490	Bank of India
		$ 16,373	6.25%, 02/16/2021	3,135	3,224
TOTAL PREFERRED STOCKS		$ 221,311	BankAmerica Capital II
	Principal		8.00%, 12/15/2026	965	990
	Amount		BankAmerica Institutional Capital A
			8.07%, 12/31/2026(a)	1,871	1,922
BONDS - 58.45%	(000's)	Value (000's)
Advertising - 0.32%			BankAmerica Institutional Capital B
			7.70%, 12/31/2026(a)	2,700	2,757
MDC Partners Inc
11.00%, 11/01/2016	$ 365	$ 409	Barclays Bank PLC
11.00%, 11/01/2016(a)	2,000	2,220	6.28%, 12/31/2049	300	264
11.00%, 11/01/2016(a)	4,550	5,050	6.86%, 09/29/2049(a),(e)	1,830	1,748
			7.43%, 12/31/2049(a),(e)	7,750	8,045
		$ 7,679
Aerospace & Defense - 0.65%			BB&T Capital Trust II
Kratos Defense & Security Solutions Inc			6.75%, 06/07/2036	1,940	2,003
10.00%, 06/01/2017	1,895	2,080	BB&T Capital Trust IV
			6.82%, 06/12/2057(e)	500	508
10.00%, 06/01/2017(a)	8,000	8,780
Sequa Corp			BBVA Bancomer SA/Texas
			4.50%, 03/10/2016(a)	2,745	2,782
11.75%, 12/01/2015(a)	4,000	4,325
13.50%, 12/01/2015(a)	500	552	BBVA International Preferred SA Unipersonal
			5.92%, 12/30/2049(e)	7,500	6,395
		$ 15,737	BPCE SA
Agriculture - 0.15%			12.50%, 08/29/2049(a),(b)	4,850	5,651
MHP SA			Capital One Capital V
10.25%, 04/29/2015	400	429	10.25%, 08/15/2039	1,000	1,080
Mriya Agro Holding PLC			Capital One Capital VI
10.95%, 03/30/2016(a),(d)	1,410	1,412
			8.88%, 05/15/2040	6,140	6,485
Vector Group Ltd			CIT Group Inc
11.00%, 08/15/2015	750	791	7.00%, 05/01/2016	4,500	4,534
Virgolino de Oliveira Finance Ltd			Claudius Ltd for Credit Suisse
10.50%, 01/28/2018(a)	1,000	1,078
			7.88%, 06/29/2049	16,960	17,596
		$ 3,710	8.25%, 06/29/2049	1,000	1,060
Airlines - 0.32%			Cooperatieve Centrale Raiffeisen-Boerenleenbank
Continental Airlines 2007-1 Class C Pass Through			BA/Netherlands
Trust			11.00%, 12/29/2049(a),(e)	4,200	5,481
7.34%, 04/19/2014	3,228	3,220	Credit Agricole SA
Delta Air Lines Inc			8.38%, 12/13/2049(a),(e)	5,900	6,446
12.25%, 03/15/2015(a)	1,400	1,571
			9.75%, 06/29/2049	1,600	1,752
Global Aviation Holdings Inc			Credit Suisse Group Guernsey I Ltd
14.00%, 08/15/2013	2,500	2,931	7.88%, 02/24/2041(e)	4,000	4,150
		$ 7,722	Deutsche Bank Capital Funding Trust VII
Automobile Parts & Equipment - 0.22%			5.63%, 01/29/2049(a),(e)	3,639	3,348
Exide Technologies			Dresdner Funding Trust I
8.63%, 02/01/2018(a)	2,275	2,440	8.15%, 06/30/2031(a)	8,400	8,232
Stanadyne Corp			FCB/NC Capital Trust I
10.00%, 08/15/2014	2,900	2,969	8.05%, 03/01/2028	1,000	1,001
		$ 5,409	First Empire Capital Trust II
Banks - 7.98%			8.28%, 06/01/2027	5,300	5,412
Abbey National Capital Trust I			First Hawaiian Capital I
8.96%, 12/31/2049	2,300	2,541	8.34%, 07/01/2027	1,000	1,025
ABN Amro North American Holding Preferred			Fleet Capital Trust II
Capital Repackage Trust I			7.92%, 12/11/2026	1,500	1,539
6.52%, 12/29/2049(a),(e)	3,130	2,974	Halyk Savings Bank of Kazakhstan JSC
Akbank TAS			7.25%, 05/03/2017	1,020	1,052
6.50%, 03/09/2018(a)	1,605	1,669	HBOS Capital Funding LP
Alfa Bank OJSC Via Alfa Bond Issuance PLC			6.07%, 06/29/2049(a),(e)	3,050	2,836
7.75%, 04/28/2021(a)	1,560	1,583	HSBC USA Capital Trust I
7.88%, 09/25/2017(a)	990	1,047	7.81%, 12/15/2026(a)	300	307
7.88%, 09/25/2017	1,500	1,585	ICICI Bank Ltd
Banco Bradesco SA/Cayman Islands			5.50%, 03/25/2015	1,920	2,033
5.90%, 01/16/2021(a)	655	665	5.75%, 11/16/2020(a)	2,670	2,680
Banco de Credito del Peru/Panama			ICICI Bank Ltd/Bahrain
4.75%, 03/16/2016(a)	3,545	3,439	6.63%, 10/03/2012	830	878
5.38%, 09/16/2020(a)	735	682

See accompanying notes

182

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Chemicals (continued)
JP Morgan Chase & Co			Nexeo Solutions LLC / Nexeo Solutions Finance
7.90%, 04/29/2049(e)	$ 600 $	659	Corp
Kazkommertsbank JSC			8.38%, 03/01/2018(a)	$ 2,290 $	2,376
8.50%, 04/16/2013	215	220		$ 6,904
KeyCorp Capital III			Coal - 0.29%
7.75%, 07/15/2029	395	408	Berau Capital Resources Pte Ltd
LBG Capital No.1 PLC			12.50%, 07/08/2015(a)	940	1,119
7.88%, 11/01/2020(a)	7,400	7,370	Bumi Investment Pte Ltd
8.00%, 12/29/2049(a),(e)	4,295	4,166	10.75%, 10/06/2017(a)	4,205	4,867
National Australia Bank/New York			Consol Energy Inc
8.00%, 09/29/2049	800	883	8.25%, 04/01/2020	1,000	1,115
Natixis				$ 7,101
9.00%, 04/29/2049	3,312	3,384	Commercial Services - 2.17%
10.00%, 04/29/2049(a),(e)	2,648	2,761	Aramark Corp
NB Capital Trust II			8.50%, 02/01/2015	1,015	1,059
7.83%, 12/15/2026	1,150	1,179	Bankrate Inc
NB Capital Trust IV			11.75%, 07/15/2015(a)	2,000	2,290
8.25%, 04/15/2027	2,495	2,567	Catalent Pharma Solutions Inc
PNC Preferred Funding Trust I			9.50%, 04/15/2015	7,753	7,927
6.52%, 12/31/2049(a),(e)	4,000	3,510	DynCorp International Inc
Russian Agricultural Bank OJSC Via RSHB			10.38%, 07/01/2017(a)	9,483	10,147
Capital SA			Great Lakes Dredge & Dock Corp
6.30%, 05/15/2017	3,755	3,938	7.38%, 02/01/2019(a)	1,250	1,278
Santander Finance Preferred SA Unipersonal			Knowledge Learning Corp
10.50%, 12/31/2049(e)	4,200	4,732	7.75%, 02/01/2015(a)	8,175	8,175
SMFG Preferred Capital USD 2 Ltd			Laureate Education Inc
8.75%, 05/29/2049(a)	3,000	3,171	10.00%, 08/15/2015(a)	2,800	2,947
Societe Generale			Live Nation Entertainment Inc
1.05%, 12/29/2049(a),(e)	1,000	786	8.13%, 05/15/2018(a)	1,160	1,183
8.75%, 10/29/2049	11,770	12,417	NCO Group Inc
Standard Chartered PLC			11.88%, 11/15/2014	7,765	6,785
7.01%, 07/29/2049(a)	100	98	PharmaNet Development Group Inc
State Bank of India/London			10.88%, 04/15/2017(a)	7,250	8,011
4.50%, 10/23/2014	1,215	1,260	Seminole Indian Tribe of Florida
Susquehanna Capital II			7.75%, 10/01/2017(a)	2,350	2,515
11.00%, 03/23/2040	750	810		$ 52,317
VTB Bank OJSC Via VTB Capital SA			Computers - 0.76%
6.25%, 06/30/2035	336	355	Compucom Systems Inc
6.25%, 07/02/2035(a)	500	528	12.50%, 10/01/2015(a)	7,720	8,337
6.55%, 10/13/2020	715	727	iGate Corp
6.88%, 05/29/2018	1,795	1,930	9.00%, 05/01/2016(a)	4,750	4,869
	$ 192,600		Stratus Technologies Inc
Beverages - 0.26%			12.00%, 03/29/2015(a)	3,000	2,805
Beverages & More Inc			Stream Global Services Inc
9.63%, 10/01/2014(a)	6,000	6,315	11.25%, 10/01/2014	2,208	2,379
				$ 18,390
Biotechnology - 0.04%			Consumer Products - 1.39%
STHI Holding Corp			American Achievement Corp
8.00%, 03/15/2018(a)	1,000	1,028	10.88%, 04/15/2016(a)	8,690	8,603
			Prestige Brands Inc
Building Materials - 0.60%			8.25%, 04/01/2018	500	534
Building Materials Corp of America			8.25%, 04/01/2018(a)	1,000	1,068
6.75%, 05/01/2021(a)	2,350	2,382
			Reynolds Group Issuer Inc / Reynolds Group Issuer
Cemex SAB de CV			LLC / Reynolds Group Issuer (Luxembourg) S.A.
9.00%, 01/11/2018(a)	10,780	11,171	7.13%, 04/15/2019(a)	2,700	2,815
Interline Brands Inc			8.25%, 02/15/2021(a)	7,000	7,114
7.00%, 11/15/2018	1,000	1,030	Scotts Miracle-Gro Co/The
	$ 14,583		6.63%, 12/15/2020(a)	2,000	2,070
Chemicals - 0.29%			Spectrum Brands Holdings Inc
Braskem Finance Ltd			9.50%, 06/15/2018(a)	3,000	3,352
5.75%, 04/15/2021(a)	700	698	YCC Holdings LLC / Yankee Finance Inc
7.00%, 05/07/2020(a)	1,845	2,006	10.25%, 02/15/2016(a)	7,875	8,111
Ferro Corp				$ 33,667
7.88%, 08/15/2018	1,025	1,097	Distribution & Wholesale - 0.42%
Fufeng Group Ltd			Baker & Taylor Inc
7.63%, 04/13/2016(a)	750	727	11.50%, 07/01/2013(a)	5,375	4,649
			Intcomex Inc
			13.25%, 12/15/2014	5,000	5,263

See accompanying notes

183

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Distribution & Wholesale (continued)			Electrical Components & Equipment - 0.07%
VWR Funding Inc			Coleman Cable Inc
10.25%, 07/15/2015	$ 264 $	277	9.00%, 02/15/2018	$ 1,600 $	1,692
	$ 10,189
Diversified Financial Services - 3.91%			Electronics - 0.05%
Ageas Hybrid Financing SA			Stoneridge Inc
8.25%, 02/28/2049	8,064	8,044	9.50%, 10/15/2017(a)	1,105	1,227
Capital One Capital III
7.69%, 08/15/2036	3,050	3,141	Energy - Alternate Sources - 0.05%
Credit Acceptance Corp			Kazatomprom Natsionalnaya Atomnaya
9.13%, 02/01/2017(a)	4,850	5,268	Kompaniya AO
DTEK Finance BV			6.25%, 05/20/2015	550	583
9.50%, 04/28/2015	150	161	Power Sector Assets & Liabilities Management
E*Trade Financial Corp			Corp
7.38%, 09/15/2013	9,700	9,773	7.25%, 05/27/2019	304	350
Financiera Independencia SAB de CV			7.39%, 12/02/2024(a)	327	377
10.00%, 03/30/2015(a)	1,490	1,617		$ 1,310
Glen Meadow Pass-Through Trust			Engineering & Construction - 0.56%
6.51%, 02/12/2067(a),(e)	11,300	10,311	Alion Science and Technology Corp
GT 2005 BONDS BV			10.25%, 02/01/2015	5,310	4,328
5.00%, 07/21/2014(e)	560	532	12.00%, 11/01/2014	5,058	5,210
Icahn Enterprises LP / Icahn Enterprises Finance			Empresas ICA SAB de CV
Corp			8.90%, 02/04/2021(a)	2,800	2,912
7.75%, 01/15/2016	8,250	8,498	Odebrecht Finance Ltd
International Lease Finance Corp			6.00%, 04/05/2023(a)	1,100	1,097
6.38%, 03/25/2013	1,500	1,556		$ 13,547
6.75%, 09/01/2016(a)	1,000	1,065	Entertainment - 1.43%
7.13%, 09/01/2018(a)	1,000	1,075	Chukchansi Economic Development Authority
Macquarie PMI LLC			3.94%, 11/15/2012(a),(e)	2,000	1,600
8.38%, 12/02/2049	1,350	1,425	Diamond Resorts Corp
Man Group PLC			12.00%, 08/15/2018(a)	9,200	9,913
5.00%, 08/09/2017	2,100	1,853	Lions Gate Entertainment Inc
11.00%, 05/29/2049	3,857	4,096	10.25%, 11/01/2016(a)	2,500	2,631
MBNA Capital A			NAI Entertainment Holdings LLC
8.28%, 12/01/2026	2,175	2,242	8.25%, 12/15/2017(a)	3,700	3,996
Nuveen Investments Inc			Regal Entertainment Group
10.50%, 11/15/2015	9,800	10,204	9.13%, 08/15/2018	1,010	1,083
Old Mutual Capital Funding LP			River Rock Entertainment Authority/The
8.00%, 05/29/2049	6,730	6,696	9.75%, 11/01/2011	4,275	3,677
Pinnacle Foods Finance LLC / Pinnacle Foods			Snoqualmie Entertainment Authority
Finance Corp			4.20%, 02/01/2014(a),(e)	5,740	5,259
8.25%, 09/01/2017	2,125	2,247	9.13%, 02/01/2015(a)	4,150	4,150
Renaissance Securities Trading Ltd			Speedway Motorsports Inc
11.00%, 04/21/2016(a),(d)	505	507	6.75%, 02/01/2019(a)	1,100	1,114
Swiss Re Capital I LP			Vail Resorts Inc
6.85%, 05/29/2049(a),(e)	6,100	6,062	6.50%, 05/01/2019(a)	1,000	1,020
Vnesheconombank Via VEB Finance Ltd				$ 34,443
6.80%, 11/22/2025	375	382	Environmental Control - 0.09%
6.90%, 07/09/2020(a)	1,158	1,242	Darling International Inc
ZFS Finance USA Trust II			8.50%, 12/15/2018(a)	2,000	2,180
6.45%, 12/15/2065(a),(e)	6,000	6,285
	$ 94,282		Food - 1.37%
Electric - 0.71%			BI-LO LLC / BI-LO Finance Corp
Dominion Resources Inc/VA			9.25%, 02/15/2019(a)	4,320	4,503
7.50%, 06/30/2066	700	742	Blue Merger Sub Inc
Integrys Energy Group Inc			7.63%, 02/15/2019(a)	6,260	6,409
6.11%, 12/01/2066(e)	4,400	4,334	Bumble Bee Acquisition Corp
Majapahit Holding BV			9.00%, 12/15/2017(a)	2,020	2,116
7.75%, 01/20/2020(a)	1,730	1,998	Bumble Bee Holdco SCA
7.88%, 06/29/2037	100	111	9.63%, 03/15/2018(a)	10,920	10,265
NextEra Energy Capital Holdings Inc			JBS Finance II Ltd
7.30%, 09/01/2067(e)	200	211	8.25%, 01/29/2018(a)	550	570
NRG Energy Inc			US Foodservice
7.63%, 01/15/2018(a)	3,000	3,150	10.25%, 06/30/2015(a),(e)	8,640	9,137
8.25%, 09/01/2020	2,150	2,263		$ 33,000
PPL Capital Funding Inc			Forest Products & Paper - 0.52%
6.70%, 03/30/2067(e)	3,050	3,031	Bio Pappel SAB de CV
Star Energy Geothermal Wayang Windu Ltd			7.00%, 08/27/2016(e)	862	776
11.50%, 02/12/2015	1,075	1,243	Clearwater Paper Corp
	$ 17,083		7.13%, 11/01/2018(a)	1,100	1,144

See accompanying notes

184

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Forest Products & Paper (continued)			Insurance (continued)
Exopack Holding Corp			MetLife Capital Trust X
11.25%, 02/01/2014	$ 4,400 $	4,543	9.25%, 04/08/2038(a)	$ 3,600 $	4,500
Fibria Overseas Finance Ltd			Nationwide Financial Services
6.75%, 03/03/2021(a)	3,465	3,647	6.75%, 05/15/2037	13,280	12,550
7.50%, 05/04/2020	800	880	Oil Insurance Ltd
Verso Paper Holdings LLC / Verso Paper Inc			7.56%, 12/29/2049(a),(e)	3,600	3,372
8.75%, 02/01/2019(a)	1,500	1,548	Progressive Corp/The
	$ 12,538		6.70%, 06/15/2037	300	317
Hand & Machine Tools - 0.21%			Prudential Financial Inc
Thermadyne Holdings Corp			8.88%, 06/15/2038(e)	4,805	5,886
9.00%, 12/15/2017(a)	4,685	4,972	Prudential PLC
			6.50%, 06/29/2049	1,500	1,410
Healthcare - Products - 0.21%			7.75%, 12/16/2049	10,800	11,016
Biomet Inc			11.75%, 12/29/2049(e)	4,500	5,331
11.63%, 10/15/2017	2,400	2,724	Reinsurance Group of America Inc
DJO Finance LLC / DJO Finance Corp			6.75%, 12/15/2065(e)	1,700	1,675
9.75%, 10/15/2017(a)	2,110	2,226	USI Holdings Corp
	$ 4,950		4.19%, 11/15/2014(a),(b),(e)	500	484
Healthcare - Services - 0.54%			9.75%, 05/15/2015(a)	8,963	9,187
Apria Healthcare Group Inc			White Mountains Re Group Ltd
12.38%, 11/01/2014	1,350	1,466	7.51%, 05/29/2049(a),(e)	2,900	2,849
OnCure Holdings Inc			XL Group PLC
11.75%, 05/15/2017	8,500	8,840	6.50%, 12/31/2049(e)	7,045	6,693
Symbion Inc				$ 134,553
11.00%, 08/23/2015	2,955	2,837	Internet - 0.50%
	$ 13,143		GXS Worldwide Inc
Holding Companies - Diversified - 0.20%			9.75%, 06/15/2015	10,318	10,550
Susser Holdings LLC / Susser Finance Corp			Open Solutions Inc
8.50%, 05/15/2016	2,410	2,609	9.75%, 02/01/2015(a)	2,250	1,502
Votorantim Cimentos SA				$ 12,052
7.25%, 04/05/2041(a)	1,400	1,383	Investment Companies - 0.43%
Voto-Votorantim Ltd			American Capital Ltd
6.75%, 04/05/2021	685	726	7.96%, 12/31/2013(a),(e)	1,922	1,920
	$ 4,718		Offshore Group Investments Ltd
Housewares - 0.26%			11.50%, 08/01/2015	7,650	8,540
American Standard Americas				$ 10,460
10.75%, 01/15/2016(a)	5,960	6,370	Iron & Steel - 0.70%
			APERAM
Insurance - 5.57%			7.38%, 04/01/2016(a)	2,300	2,369
Aegon NV			China Oriental Group Co Ltd
3.70%, 07/29/2049(e)	1,300	990	8.00%, 08/18/2015(a)	1,225	1,292
AXA SA			CSN Resources SA
6.38%, 12/29/2049(a),(e)	6,500	5,988	6.50%, 07/21/2020(a)	1,855	1,971
Catlin Insurance Co Ltd			Evraz Group SA
7.25%, 12/31/2049(a)	16,535	15,791	6.75%, 04/27/2018(a),(d)	1,160	1,163
CNO Financial Group Inc			9.50%, 04/24/2018	3,060	3,561
9.00%, 01/15/2018(a)	2,585	2,734	Metinvest BV
Dai-ichi Life Insurance Co Ltd/The			8.75%, 02/14/2018(a)	650	697
7.25%, 12/31/2049(a),(b)	5,500	5,524	Standard Steel LLC / Standard Steel Finance Corp
Delphi Financial Group Inc			12.00%, 05/01/2015(a),(d)	5,525	5,746
7.88%, 01/31/2020	800	887		$ 16,799
Everest Reinsurance Holdings Inc			Leisure Products & Services - 0.43%
6.60%, 05/15/2037(e)	3,100	2,960	Easton-Bell Sports Inc
ING Capital Funding Trust III			9.75%, 12/01/2016	1,910	2,139
3.91%, 12/31/2049(e)	1,500	1,448	Sabre Holdings Corp
ING Groep NV			8.35%, 03/15/2016(e)	3,905	3,808
5.78%, 12/08/2049	3,000	2,805	Travelport LLC
Ironshore Holdings US Inc			9.88%, 09/01/2014	1,995	1,885
8.50%, 05/15/2020(a)	6,170	6,803	11.88%, 09/01/2016	2,865	2,528
Liberty Mutual Group Inc				$ 10,360
7.00%, 03/15/2037(a),(e)	300	295	Lodging - 1.15%
7.80%, 03/15/2037(a)	7,301	7,411	Boyd Gaming Corp
10.75%, 06/15/2058(a),(e)	4,650	6,324	6.75%, 04/15/2014	3,200	3,200
Liberty Mutual Insurance Co			Caesars Entertainment Operating Co Inc
7.70%, 10/15/2097(a)	2,810	2,615	10.00%, 12/15/2018	8,100	7,604
Lincoln National Corp			12.75%, 04/15/2018(a)	1,000	1,020
7.00%, 05/17/2066(e)	4,100	4,239
MetLife Capital Trust IV
7.88%, 12/15/2037(a)	2,200	2,469

See accompanying notes 185

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
BONDS (continued)	(000's) Value (000's)			BONDS (continued)	(000's) Value (000's)
Lodging (continued)				Miscellaneous Manufacturing (continued)
CityCenter Holdings LLC / CityCenter Finance				Griffon Corp
Corp				7.13%, 04/01/2018(a)	$ 4,550 $	4,715
7.63%, 01/15/2016(a)	$ 2,500 $	2,606		Polymer Group Inc
MGM Resorts International				7.75%, 02/01/2019(a)	1,030	1,071
11.38%, 03/01/2018	3,750	4,275		RBS Global Inc / Rexnord LLC
Seminole Hard Rock Entertainment Inc				8.50%, 05/01/2018	2,050	2,224
2.81%, 03/15/2014(a),(e)	1,300	1,271			$ 10,150
Sugarhouse HSP Gaming Prop Mezz LP /				Mortgage Backed Securities - 3.40%
Sugarhouse HSP Gaming Finance Corp				Banc of America Commercial Mortgage Inc
8.63%, 04/15/2016(a),(d)	2,750	2,812		4.73%, 07/10/2043(e)	1,500	1,558
Wynn Las Vegas LLC / Wynn Las Vegas Capital				4.99%, 07/10/2042	1,030	1,065
Corp				5.17%, 09/10/2047	52	52
7.75%, 08/15/2020	4,600	5,025		Banc of America Large Loan Inc
	$ 27,813			5.80%, 05/24/2017(a),(e)	1,000	1,020
Machinery - Diversified - 0.49%				BCRR Trust
Case New Holland Inc				5.86%, 12/15/2043(a)	2,000	2,101
7.88%, 12/01/2017(a)	1,760	1,967		Citigroup Commercial Mortgage Trust
CPM Holdings Inc				5.32%, 12/17/2049(a)	746	751
10.87%, 09/01/2014(a),(e)	8,960	9,777		5.89%, 06/10/2017(e)	1,000	1,043
	$ 11,744			6.29%, 12/10/2049(e)	300	323
Media - 0.72%				Citigroup/Deutsche Bank Commercial Mortgage
Bresnan Broadband Holdings LLC				Trust
8.00%, 12/15/2018(a)	1,800	1,913		0.34%, 11/15/2044(a),(e)	66,084	437
Cablevision Systems Corp				5.89%, 11/15/2044	2,493	2,762
8.00%, 04/15/2020	2,100	2,310		Commercial Mortgage Pass Through Certificates
CCO Holdings LLC / CCO Holdings Capital Corp				5.48%, 07/10/2037(e)	1,500	1,371
7.00%, 01/15/2019(a)	2,500	2,612		6.01%, 12/10/2049(e)	3,000	3,336
8.13%, 04/30/2020	2,000	2,225		Credit Suisse First Boston Mortgage Securities
DCP LLC / DCP Corp				Corp
10.75%, 08/15/2015(a)	3,960	3,802		1.15%, 01/15/2037(a),(e)	49,578	1,183
Kabel BW Erste Beteiligungs GmbH / Kabel				4.82%, 10/15/2039	1,500	1,496
Baden-Wurttemberg GmbH & Co KG				4.96%, 01/15/2037(a)	2,500	2,482
7.50%, 03/15/2019(a)	4,460	4,571		5.10%, 08/15/2038	1,500	1,468
	$ 17,433			Credit Suisse Mortgage Capital Certificates
Metal Fabrication & Hardware - 0.13%				0.15%, 09/15/2040(a),(e)	78,597	487
Atkore International Inc				5.38%, 11/15/2016(a)	400	431
9.88%, 01/01/2018(a)	2,800	3,045		5.72%, 02/15/2039(e)	2,500	2,522
				5.72%, 02/15/2039(e)	5,200	3,922
Mining - 1.49%				FHLMC Multifamily Structured Pass Through
Aleris International Inc				Certificates
7.63%, 02/15/2018(a)	1,425	1,461		1.69%, 08/25/2020(e)	32,834	3,005
ALROSA Finance SA				2.29%, 01/25/2041(d),(e)	15,805	2,250
7.75%, 11/03/2020(a)	4,475	4,822		2.66%, 12/25/2020(e)	18,309	2,930
AngloGold Ashanti Holdings PLC				4.60%, 11/25/2044	1,800	493
5.38%, 04/15/2020	1,055	1,085		Greenwich Capital Commercial Funding Corp
Gold Fields Orogen Holding BVI Ltd				5.53%, 02/10/2017	4,000	3,180
4.88%, 10/07/2020(a)	1,640	1,583		5.87%, 12/10/2049(e)	2,000	2,039
Midwest Vanadium Pty Ltd				GS Mortgage Securities Corp II
11.50%, 02/15/2018(a)	9,180	9,524		5.37%, 08/17/2016(a)	400	396
Mirabela Nickel Ltd				JP Morgan Chase Commercial Mortgage Securities
8.75%, 04/15/2018(a)	2,230	2,280		Corp
Noranda Aluminum Acquisition Corp				0.68%, 02/15/2051(e)	256,828	3,136
5.19%, 05/15/2015(e)	553	538		2.28%, 08/05/2020(a),(e)	12,977	1,750
Novelis Inc/GA				4.99%, 09/12/2037	200	197
8.38%, 12/15/2017	3,060	3,381		5.31%, 01/15/2049	803	818
Southern Copper Corp				5.34%, 05/15/2047	1,000	1,013
6.75%, 04/16/2040	2,190	2,147		5.44%, 05/15/2045(e)	3,000	3,138
Vale Overseas Ltd				5.93%, 02/12/2049(e)	150	165
4.63%, 09/15/2020	1,815	1,796		LB-UBS Commercial Mortgage Trust
5.63%, 09/15/2019	2,260	2,405		0.26%, 09/15/2040(a),(e)	82,123	1,188
6.25%, 01/11/2016	550	620		0.65%, 09/15/2037(a),(e)	49,261	443
6.88%, 11/21/2036	1,010	1,085		0.73%, 02/17/2040(e)	18,238	264
6.88%, 11/10/2039	525	568		5.00%, 01/15/2036	1,000	912
Vedanta Resources PLC				5.41%, 09/15/2039(e)	2,030	2,152
9.50%, 07/18/2018	2,445	2,732		7.70%, 07/15/2032	238	238
	$ 36,027			Merrill Lynch Mortgage Trust
Miscellaneous Manufacturing - 0.42%				5.78%, 08/12/2016	2,500	2,623
Amsted Industries Inc
8.13%, 03/15/2018(a)	2,000	2,140
See accompanying notes			186

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Merrill Lynch/Countrywide Commercial Mortgage			Quicksilver Resources Inc
Trust			7.13%, 04/01/2016	$ 5,425 $	5,411
0.66%, 09/12/2049(e)	$ 31,041 $	527	Reliance Holdings USA Inc
5.42%, 08/12/2048	345	339	4.50%, 10/19/2020	1,200	1,135
5.48%, 07/12/2046(e)	2,000	1,931	6.25%, 10/19/2040	1,500	1,428
5.53%, 03/12/2051	3,000	2,955	SandRidge Energy Inc
5.64%, 11/12/2016	250	265	7.50%, 03/15/2021(a)	8,700	9,157
Morgan Stanley Capital I			8.00%, 06/01/2018(a)	2,775	2,935
5.24%, 12/15/2041(a),(e)	1,750	1,771	TNK-BP Finance SA
5.45%, 10/28/2033(a)	124	121	7.25%, 02/02/2020(a)	4,465	4,900
5.62%, 06/12/2012	750	770	Zhaikmunai LLP
Morgan Stanley Reremic Trust			10.50%, 10/19/2015	650	696
4.97%, 04/15/2040(a)	850	837		$ 63,319
10.24%, 12/17/2043(a),(e)	1,500	1,574	Oil & Gas Services - 0.50%
Prudential Mortgage Capital Funding LLC			Exterran Holdings Inc
7.40%, 05/10/2034(a),(e)	800	799	7.25%, 12/01/2018(a)	3,850	4,004
RBSCF Trust			Frac Tech Services LLC / Frac Tech Finance Inc
4.82%, 04/15/2015(a),(e)	150	157	7.13%, 11/15/2018(a)	1,815	1,933
5.31%, 03/16/2012(a)	1,000	1,018	SESI LLC
5.99%, 07/17/2014(a),(e)	150	159	6.38%, 05/01/2019(a)	2,000	2,020
Wachovia Bank Commercial Mortgage Trust			Thermon Industries Inc
0.65%, 06/15/2035(a),(e)	22,819	546	9.50%, 05/01/2017	3,845	4,133
5.34%, 11/15/2048	3,348	3,468		$ 12,090
5.37%, 11/15/2048	200	191	Packaging & Containers - 0.62%
5.38%, 12/15/2043(e)	2,000	1,968	Pregis Corp
Wells Fargo Commercial Mortgage Trust			12.38%, 10/15/2013	11,561	11,417
0.67%, 11/15/2020(a),(e)	13,678	523	Pretium Packaging LLC / Pretium Finance Inc
	$ 82,059		11.50%, 04/01/2016(a)	3,350	3,442
Office & Business Equipment - 0.40%				$ 14,859
CDW LLC / CDW Finance Corp			Pharmaceuticals - 0.64%
8.00%, 12/15/2018(a)	6,000	6,390	BioScrip Inc
Xerox Capital Trust I			10.25%, 10/01/2015	9,385	9,385
8.00%, 02/01/2027	3,274	3,322	Elan Finance PLC / Elan Finance Corp
	$ 9,712		8.88%, 12/01/2013	2,000	2,080
Oil & Gas - 2.62%			Endo Pharmaceuticals Holdings Inc
Afren PLC			7.00%, 12/15/2020(a)	1,850	1,896
11.50%, 02/01/2016(a)	1,635	1,754	Giant Funding Corp
Berry Petroleum Co			8.25%, 02/01/2018(a)	1,965	2,039
6.75%, 11/01/2020	1,100	1,141		$ 15,400
Continental Resources Inc/OK			Pipelines - 0.59%
7.38%, 10/01/2020	1,500	1,616	Crestwood Midstream Partners LP / Crestwood
Ecopetrol SA			Midstream Finance Corp
7.63%, 07/23/2019	490	576	7.75%, 04/01/2019(a)	7,725	7,783
Gazprom OAO Via Gaz Capital SA			Energy Transfer Equity LP
6.51%, 03/07/2022	1,995	2,105	7.50%, 10/15/2020	3,000	3,285
7.29%, 08/16/2037(a)	3,670	3,950	TransCanada PipeLines Ltd
9.25%, 04/23/2019(a)	2,705	3,375	6.35%, 05/15/2067(e)	3,000	3,056
KazMunayGas National Co				$ 14,124
6.38%, 04/09/2021(a)	2,355	2,455
7.00%, 05/05/2020(a)	2,110	2,291	Real Estate - 0.69%
			Agile Property Holdings Ltd
11.75%, 01/23/2015	200	250	8.88%, 04/28/2017	405	415
Lukoil International Finance BV			Country Garden Holdings Co
7.25%, 11/05/2019(a)	2,295	2,533
			10.50%, 08/11/2015	815	864
Novatek Finance Ltd			11.13%, 02/23/2018(a)	1,925	2,016
6.60%, 02/03/2021(a)	1,750	1,842
			Franshion Development Ltd
Pemex Project Funding Master Trust			6.75%, 04/15/2021(a)	400	397
6.63%, 06/15/2035	415	421	Kennedy-Wilson Inc
Petrobras International Finance Co - Pifco			8.75%, 04/01/2019(a)	11,375	11,631
5.75%, 01/20/2020	3,105	3,226	Longfor Properties Co Ltd
6.88%, 01/20/2040	438	461	9.50%, 04/07/2016(a)	990	1,025
7.88%, 03/15/2019	945	1,115	Shimao Property Holdings Ltd
Petroleos de Venezuela SA			9.65%, 08/03/2017	400	386
5.00%, 10/28/2015	1,368	915		$ 16,734
5.25%, 04/12/2017	3,655	2,248	Regional Authority - 0.18%
5.38%, 04/12/2027	2,585	1,232	Provincia de Buenos Aires
Petroleos Mexicanos			10.88%, 01/26/2021	2,950	2,785
5.50%, 01/21/2021	3,235	3,314	11.75%, 10/05/2015(a)	150	156
8.00%, 05/03/2019	692	837

See accompanying notes

187

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Regional Authority (continued)			Sovereign (continued)
Provincia de Cordoba			Indonesia Government International Bond
12.38%, 08/17/2017(a)	$ 1,445 $	1,507	(continued)
	$ 4,448		11.63%, 03/04/2019(a)	$ 850 $	1,239
Retail - 1.68%			Lithuania Government International Bond
Burlington Coat Factory Warehouse Corp			7.38%, 02/11/2020	2,160	2,446
10.00%, 02/15/2019(a)	9,710	9,928	Mexico Government International Bond
CKE Restaurants Inc			5.63%, 01/15/2017	3,126	3,485
11.38%, 07/15/2018	6,650	7,415	5.95%, 03/19/2019	2,829	3,178
CVS Caremark Corp			6.05%, 01/11/2040	1,758	1,824
6.30%, 06/01/2037(e)	1,000	990	6.63%, 03/03/2015	1,745	2,004
Dunkin Finance Corp			Peruvian Government International Bond
9.63%, 12/01/2018(a)	5,828	5,945	5.63%, 11/18/2050	320	282
Liz Claiborne Inc			7.13%, 03/30/2019	3,510	4,072
10.50%, 04/15/2019(a)	5,425	5,534	8.75%, 11/21/2033	431	554
Rite Aid Corp			Philippine Government International Bond
9.50%, 06/15/2017	11,650	10,776	4.00%, 01/15/2021	175	167
	$ 40,588		5.50%, 03/30/2026	2,000	1,992
Savings & Loans - 0.16%			6.38%, 01/15/2032	329	350
M&T Capital Trust III			6.38%, 10/23/2034	702	750
9.25%, 02/01/2027	1,800	1,849	Republic of Indonesia
Sovereign Capital Trust VI			4.88%, 05/05/2021(a),(f)	1,635	1,635
7.91%, 06/13/2036	1,900	1,950	Russian Foreign Bond - Eurobond
			3.63%, 04/29/2015(a)	1,500	1,518
	$ 3,799		5.00%, 04/29/2020(a)	1,200	1,215
Semiconductors - 0.12%			7.50%, 03/31/2030(a)	7,941	9,271
Freescale Semiconductor Inc
9.25%, 04/15/2018(a)	2,500	2,775	South Africa Government International Bond
			5.50%, 03/09/2020	915	972
Shipbuilding - 0.21%			6.50%, 06/02/2014	239	266
Huntington Ingalls Industries Inc			6.88%, 05/27/2019	500	582
6.88%, 03/15/2018(a)	2,100	2,210	Turkey Government International Bond
7.13%, 03/15/2021(a)	2,750	2,895	5.63%, 03/30/2021	1,085	1,126
	$ 5,105		6.88%, 03/17/2036	1,870	2,047
Software - 0.83%			7.25%, 03/15/2015	1,145	1,309
Aspect Software Inc			Venezuela Government International Bond
10.63%, 05/15/2017(a)	9,461	10,100	5.75%, 02/26/2016	2,985	2,291
First Data Corp			6.00%, 12/09/2020	1,852	1,107
10.55%, 09/24/2015	9,422	9,846	8.25%, 10/13/2024	4,770	3,029
	$ 19,946		8.50%, 10/08/2014	1,430	1,351
			9.38%, 01/13/2034	300	205
Sovereign - 3.49%				$ 84,170
Argentina Bonos
7.00%, 10/03/2015	4,595	4,381	Storage & Warehousing - 0.07%
Argentine Republic Government International			Mobile Mini Inc
			7.88%, 12/01/2020(a)	1,500	1,594
Bond
8.28%, 12/31/2033	9,549	8,499
Banco Nacional de Desenvolvimento Economico e			Telecommunications - 2.01%
Social			America Movil SAB de CV
5.50%, 07/12/2020	370	375	5.00%, 03/30/2020	425	443
6.50%, 06/10/2019	435	477	5.00%, 03/30/2020	2,345	2,446
Brazilian Government International Bond			5.63%, 11/15/2017	1,985	2,239
5.63%, 01/07/2041	1,315	1,315	6.38%, 03/01/2035	745	811
5.88%, 01/15/2019	4,983	5,596	Avaya Inc
			7.00%, 04/01/2019(a)	4,975	4,925
6.00%, 01/17/2017	1,325	1,507

7.88%, 03/07/2015	2,265	2,724	Bakrie TelecomPte Ltd
8.25%, 01/20/2034	1,005	1,337	11.50%, 05/07/2015 (a)	565	602
10.13%, 05/15/2027	606	918	11.50%, 05/07/2015	500	533
Colombia Government International Bond			Buccaneer Merger Sub Inc
			9.13%, 01/15/2019(a)	4,260	4,569
6.13%, 01/18/2041	554	582
7.38%, 03/18/2019	1,735	2,108	Clearwire Communications LLC/Clearwire
11.75%, 02/25/2020	101	155	Finance Inc
			12.00%, 12/01/2015(a)	4,600	4,991
Croatia Government International Bond			12.00%, 12/01/2015(a)	1,600	1,740
6.38%, 03/24/2021(a)	1,400	1,424
El Salvador Government International Bond			Cleveland Unlimited Inc
			0.00%, 07/15/2011(a),(c),(e)	250	175
7.63%, 02/01/2041(a)	1,325	1,318
Hungary Government International Bond			CommScope Inc
			8.25%, 01/15/2019(a)	2,400	2,526
6.38%, 03/29/2021	218	226

Indonesia Government International Bond			Digicel Group Ltd
5.88%, 03/13/2020(a)	370	403	9.13%,01/15/2015(a)	1,125	1,170
6.63%, 02/17/2037(a)	505	558	Level 3 Financing Inc
			10.00%, 02/01/2018	1,500	1,620

See accompanying notes

188

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS -	Amount
BONDS (continued)	(000's)	Value (000's)	3.04%	(000's) Value (000's)
Telecommunications (continued)			Advertising - 0.07%
MTS International Funding Ltd			Advantage Sales & Marketing LLC, Term Loan
8.63%, 06/22/2020(a)	$ 3,020	$ 3,439	9.25%, 05/17/2018(e)	$ 1,550 $	1,584
Telcordia Technologies Inc
11.00%, 05/01/2018(a)	7,040	7,929	Coal - 0.19%
Telemar Norte Leste SA			Activant Group Inc, Term Loan
5.50%, 10/23/2020(a)	4,800	4,680	0.00%, 10/04/2011(d),(e),(g)	4,500	4,500
Vimpel Communications Via VIP Finance Ireland
Ltd OJSC			Commercial Services - 0.50%
7.75%, 02/02/2021(a)	925	976	Emergency Medical Services Corp, Bridge Loan
8.38%, 04/30/2013(a)	100	109	0.00%, 08/19/2011(d),(e),(g),(h)	5,850	5,850
9.13%, 04/30/2018(a)	2,245	2,576	NCO Group Inc, Term Loan
		$ 48,499	8.00%, 11/12/2013(e)	1,680	1,662
Textiles - 0.13%			Rural/Metro Corp, Bridge Loan
Empire Today LLC / Empire Today Finance Corp			0.00%, 09/28/2011(d),(e),(g),(h)	2,500	2,500
11.38%, 02/01/2017(a)	2,900	3,089	Wyle Services Corp, Term Loan B
			7.75%, 03/28/2016(e)	1,956	1,957
Transportation - 1.95%				$ 11,969
ACL I Corp			Diversified Financial Services - 0.22%
10.63%, 02/15/2016(a)	6,820	6,939	AGFS Funding Co, Term Loan
BLT Finance BV			7.25%, 04/21/2015(e)	2,250	2,251
7.50%, 05/15/2014	1,520	1,310	BNY ConvergEx Group LLC, Term Loan
BNSF Funding Trust I			5.25%, 12/30/2016(e)	2,993	3,016
6.61%, 12/15/2055(e)	1,000	1,039		$ 5,267
CEVA Group PLC			Electric - 0.01%
8.38%, 12/01/2017(a)	2,150	2,225	Texas Competitive Electric Holdings Co LLC,
11.50%, 04/01/2018(a)	550	600	Term Loan
11.63%, 10/01/2016(a)	6,950	7,689	3.73%, 10/10/2017(e)	470	376
Florida East Coast Railway Corp
8.13%, 02/01/2017(a)	3,520	3,731	Healthcare - Products - 0.09%
Inversiones Alsacia SA			Carestream Health Inc, Term Loan
8.00%, 08/18/2018(a)	2,100	2,010	5.00%, 02/25/2017(e)	2,278	2,133
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/2020(a)	745	775	Healthcare - Services - 0.14%
Marquette Transportation Co / Marquette			Smile Brands Group Inc, Term Loan
Transportation Finance Corp			7.00%, 12/14/2017(e)	3,491	3,491
10.88%, 01/15/2017	345	358
Quality Distribution LLC / QD Capital Corp			Holding Companies - Diversified - 0.27%
9.88%, 11/01/2018(a)	9,500	9,880	Pittsburgh Holdings Gaming LP, Term Loan
RZD Capital Ltd			12.00%, 06/30/2015(e)	3,950	4,202
5.74%, 04/03/2017	845	884	Travelport Holdings Ltd, Term Loan
United Maritime Group LLC / United Maritime			8.31%, 03/27/2012(e)	2,807	2,313
Group Finance Corp				$ 6,515
11.75%, 06/15/2015	9,150	9,562	Insurance - 0.04%
		$ 47,002	CNO Financial Group Inc, Term Loan
Trucking & Leasing - 0.09%			7.50%, 12/31/2016(e)	867	870
AWAS Aviation Capital Ltd
7.00%, 10/15/2016(a)	2,142	2,185	Internet - 0.10%
			Level 3 Financing Inc, Bridge Loan
TOTAL BONDS		$ 1,410,739	0.00%, 04/21/2012(d),(e),(g),(h)	2,500	2,500
	Principal
	Amount		Lodging - 0.32%
CONVERTIBLE BONDS - 0.15%	(000's)	Value (000's)	Caesars Entertainment Operating Co Inc, Term
Agriculture - 0.00%			Loan
Vector Group Ltd			9.50%, 10/31/2016(e)	494	523
5.75%, 06/15/2026	70	83	MGM Mirage, Term Loan
			7.00%, 02/21/2014(e)	7,271	7,192
Telecommunications - 0.15%				$ 7,715
Clearwire Communications LLC / Clearwire			Media - 0.10%
Finance Inc			Education Media and Publishing Group, Term
8.25%, 12/01/2040(a)	3,405	3,541	Loan
			6.03%, 06/12/2014(e)	2,479	2,394
TOTAL CONVERTIBLE BONDS		$ 3,624
			Retail - 0.12%
			Guitar Center Inc, Term Loan
			5.56%, 04/09/2017(e)	3,000	2,879

			Software - 0.41%
			Attachmate Corp, Term Loan
			6.50%, 02/25/2017(e)	2,000	1,999

See accompanying notes

189

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

(e) Variable Rate. Rate shown is in effect at April 30, 2011.
(f) Security purchased on a when-issued basis.
	Principal		(g)	This Senior Floating Rate Note will settle after April 30, 2011, at which
SENIOR FLOATING RATE INTERESTS	Amount		time the interest rate will be determined.
(continued)	(000's)	Value (000's)	(h)	All or a portion of the loan is unfunded. See Notes to Financial Statements
Software (continued)			for additional information.
Hyland Software Inc, Term Loan
5.75%, 12/19/2016(e)	$ 1,496	$ 1,497
Merrill Corp, Term Loan
7.50%, 12/24/2012(e)	1,541	1,538	Unrealized Appreciation (Depreciation)
Sophos Inc, Term Loan B			The net federal income tax unrealized appreciation (depreciation) and federal tax
7.75%, 06/15/2016(e)	2,933	2,943	cost of investments held as of the period end were as follows:
Sunquest Information, Term Loan
6.25%, 12/16/2016(e)	2,000	2,020	Unrealized Appreciation	$ 141,245
		$ 9,997	Unrealized Depreciation	(10,231)
Telecommunications - 0.37%			Net Unrealized Appreciation (Depreciation)	$ 131,014
Intelsat Jackson Holdings SA, Term Loan			Cost for federal income tax purposes	$ 2,233,268
5.25%, 04/06/2018(e)	5,000	5,044	All dollar amounts are shown in thousands (000's)
Syniverse Holdings Inc, Term Loan
5.25%, 12/21/2017(e)	1,995	2,013	Portfolio Summary (unaudited)
Telx Group Inc, Term Loan B			Country	Percent
6.50%, 06/17/2015(e)	1,985	1,980	United States	64 .66%
		$ 9,037	United Kingdom	4 .79%
Trucking & Leasing - 0.09%			France	2 .44%
AWAS Aviation Capital Ltd, Term Loan			Luxembourg	2 .04%
7.75%, 06/10/2016(e)	2,170	2,217	Netherlands	1 .73%
			Australia	1 .71%
TOTAL SENIOR FLOATING RATE INTERESTS		$ 73,444	Mexico	1 .64%
	Maturity		Cayman Islands	1 .58%
	Amount		Bermuda	1 .51%
REPURCHASE AGREEMENTS - 1.57%	(000's)	Value (000's)	Jersey, Channel Islands	1 .45%
Banks - 1.57%			Canada	1 .35%
Investment in Joint Trading Account; Credit Suisse $	7,649	$ 7,650	Ireland	1 .22%
Repurchase Agreement; 0.03% dated			Hong Kong	1 .18%
04/29/11 maturing 05/02/11 (collateralized by			Germany	1 .15%
US Treasury Strips; $7,802,269; 0.00%; dated			Brazil	1 .15%
08/15/14 - 08/15/37)			Japan	1 .01%
Investment in Joint Trading Account; Deutsche	11,354	11,355	Argentina	0 .71%
Bank Repurchase Agreement; 0.03% dated			Singapore	0 .61%
04/29/11 maturing 05/02/11 (collateralized by			Spain	0 .61%
Sovereign Agency Issues; $11,581,491;			Russian Federation	0 .58%
0.00% - 4.38%; dated 09/15/12 - 10/15/29)			Venezuela	0 .53%
Investment in Joint Trading Account; JP Morgan	4,183	4,183	India	0 .47%
Repurchase Agreement; 0.02% dated			Peru	0 .37%
04/29/11 maturing 05/02/11 (collateralized by			Kazakhstan	0 .30%
Sovereign Agency Issues; $4,266,866; 0.00%			Turkey	0 .26%
- 9.80%; dated 06/15/11 - 09/26/19)			Switzerland	0 .22%
Investment in Joint Trading Account; Merrill	10,493	10,493	Sweden	0 .21%
Lynch Repurchase Agreement; 0.03% dated			Indonesia	0 .21%
04/29/11 maturing 05/02/11 (collateralized by			Taiwan, Province Of China	0 .20%
Sovereign Agency Issues; $10,702,371;			South Africa	0 .20%
0.00% - 8.13%; dated 05/11/11 - 09/15/39)			Guernsey	0 .17%
Investment in Joint Trading Account; Morgan	4,183	4,182	Colombia	0 .16%
Stanley Repurchase Agreement; 0.02% dated			Philippines	0 .16%
04/29/11 maturing 05/02/11 (collateralized by			Italy	0 .16%
Sovereign Agency Issues; $4,266,866; 1.11%			Finland	0 .16%
- 2.38%; dated 06/22/12 - 07/28/15)			Virgin Islands, British	0 .14%
		$ 37,863	China	0 .12%
TOTAL REPURCHASE AGREEMENTS		$ 37,863	Norway	0 .12%
Total Investments		$ 2,364,282	Korea, Republic Of	0 .12%
			Lithuania	0 .10%
Other Assets in Excess of Liabilities, Net - 2.05%		$ 49,385	Chile	0 .08%
TOTAL NET ASSETS - 100.00%		$ 2,413,667	Cyprus	0 .06%
			Croatia	0 .06%
(a)	Security exempt from registration under Rule 144A of the Securities Act of		El Salvador	0 .06%
1933. These securities may be resold in transactions exempt from			Isle of Man	0 .05%
registration, normally to qualified institutional buyers. Unless otherwise			Belgium	0 .03%
indicated, these securities are not considered illiquid. At the end of the			Malaysia	0 .03%
period, the value of these securities totaled $792,064 or 32.82% of net			Poland	0 .03%
assets.			Thailand	0 .03%
(b) Security is Illiquid			Greece	0 .01%
(c) Non-Income Producing Security			Hungary	0 .01%
(d)	Market value is determined in accordance with procedures established in		Other Assets in Excess of Liabilities, Net	2 .05%
good faith by the Board of Directors. At the end of the period, the value of			TOTAL NET ASSETS	100.00%
these securities totaled $33,650 or 1.39% of net assets.

See accompanying notes

190

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 98.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services - 0.83%			REITS (continued)
Corrections Corp of America (a)	60,276 $	1,500	Land Securities Group PLC	225,932 $	2,962
			LaSalle Hotel Properties	51,826	1,458
Diversified Financial Services - 0.99%			LTC Properties Inc	24,600	724
ARA Asset Management Ltd (b)	1,243,000	1,787	Mirvac Group	1,588,667	2,212
			Mori Trust Sogo Reit Inc	102	1,032
Holding Companies - Diversified - 2.14%			Nippon Building Fund Inc	219	2,200
Wharf Holdings Ltd	529,258	3,871	Northern Property Real Estate Investment Trust	36,625	1,149
			ProLogis	270,800	4,411
Lodging - 1.60%			PS Business Parks Inc	9,847	593
Shangri-La Asia Ltd	370,000	1,032	Public Storage Inc	38,204	4,482
Starwood Hotels & Resorts Worldwide Inc	31,375	1,869	Ramco-Gershenson Properties Trust	60,214	776
	$ 2,901		RioCan Real Estate Investment Trust	21,350	572
Real Estate - 26.40%			Saul Centers Inc	25,000	1,095
Allgreen Properties Ltd	2,113,000	2,037	Shaftesbury PLC	114,872	984
Atrium European Real Estate Ltd	100,946	691	Simon Property Group Inc	77,518	8,879
Brookfield Office Properties Inc	87,600	1,733	SL Green Realty Corp	36,346	3,000
CapitaLand Ltd	1,060,868	2,947	Societe de la Tour Eiffel	10,268	1,030
Castellum AB	115,611	1,793	Stockland	746,550	3,093
CB Richard Ellis Group Inc (a)	37,638	1,005	Tishman Speyer Office Fund (a)	1,410,486	982
China Overseas Grand Oceans Group Ltd	715,000	1,013	Unibail-Rodamco SE	20,470	4,789
China Overseas Land & Investment Ltd	482,000	927	United Urban Investment Corp	985	1,234
China Resources Land Ltd	1,079,000	1,862	Ventas Inc	17,746	993
Conwert Immobilien Invest SE	51,408	904	Vornado Realty Trust	50,964	4,927
Filinvest Land Inc	30,138,000	894	Westfield Group	403,686	3,991
FKP Property Group	2,246,327	1,920	Workspace Group PLC	1,357,030	657
Hang Lung Properties Ltd	278,000	1,239		$ 119,350
Henderson Land Development Co Ltd	109,200	747	Storage & Warehousing - 0.37%
Hongkong Land Holdings Ltd	479,053	3,588	Safestore Holdings PLC	261,765	673
Jones Lang LaSalle Inc	17,837	1,826
KWG Property Holding Ltd	1,647,983	1,190	TOTAL COMMON STOCKS	$ 177,918
Mitsubishi Estate Co Ltd	277,877	4,823	Total Investments	$ 177,918
Mitsui Fudosan Co Ltd	245,193	4,187	Other Assets in Excess of Liabilities, Net - 1.81%	$ 3,284
New World Development Ltd	1,402,700	2,460	TOTAL NET ASSETS - 100.00%	$ 181,202
Sponda OYJ	259,685	1,531
Sumitomo Realty & Development Co Ltd	145,947	2,989
Sun Hung Kai Properties Ltd	354,087	5,530	(a) Non-Income Producing Security
	$ 47,836		(b)	Security exempt from registration under Rule 144A of the Securities Act of
REITS - 65.86%			1933. These securities may be resold in transactions exempt from
American Assets Trust Inc	65,301	1,442	registration, normally to qualified institutional buyers. Unless otherwise
Apartment Investment & Management Co	97,100	2,618	indicated, these securities are not considered illiquid. At the end of the
Astro Japan Property Group	317,606	1,086	period, the value of these securities totaled $1,787 or 0.99% of net assets.
AvalonBay Communities Inc	30,412	3,851
Beni Stabili SpA	671,257	760
Boardwalk Real Estate Investment Trust	23,900	1,218	Unrealized Appreciation (Depreciation)
Boston Properties Inc	49,544	5,179	The net federal income tax unrealized appreciation (depreciation) and federal tax
British Land Co PLC	86,728	870	cost of investments held as of the period end were as follows:
Canadian Real Estate Investment Trust	63,075	2,233
CapLease Inc	196,445	1,100	Unrealized Appreciation	$ 16,302
Colonial Properties Trust	80,394	1,701	Unrealized Depreciation		(2,161)
Digital Realty Trust Inc	45,465	2,743	Net Unrealized Appreciation (Depreciation)	$ 14,141
Dundee Real Estate Investment Trust	39,300	1,373	Cost for federal income tax purposes	$ 163,777
DuPont Fabros Technology Inc	56,141	1,373	All dollar amounts are shown in thousands (000's)
Education Realty Trust Inc	105,735	900
Entertainment Properties Trust	38,800	1,847
Equity Lifestyle Properties Inc	16,803	1,006
Equity One Inc	65,400	1,296
Equity Residential	90,286	5,392
Essex Property Trust Inc	9,047	1,226
Eurocommercial Properties NV	29,809	1,532
Frasers Commercial Trust	2,207,600	1,443
Fukuoka REIT Co	89	661
Gecina SA	12,530	1,807
Glimcher Realty Trust	190,369	1,818
Goodman Group	2,489,412	1,937
Great Portland Estates PLC	251,267	1,767
Hammerson PLC	228,171	1,792
HCP Inc	39,234	1,554
Hersha Hospitality Trust	167,577	995
Host Hotels & Resorts Inc	205,152	3,650
ICADE	14,448	1,853
Japan Retail Fund Investment Corp	683	1,102

See accompanying notes

191

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2011 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		43 .58%
Hong Kong		12 .95%
Japan		10 .05%
Australia		8 .40%
United Kingdom		5 .35%
France		5 .23%
Singapore		4 .54%
Canada		3 .61%
Sweden		0 .99%
Finland		0 .85%
Netherlands		0 .85%
Austria		0 .50%
Philippines		0 .49%
Italy		0 .42%
Jersey, Channel Islands		0 .38%
Other Assets in Excess of Liabilities, Net		1 .81%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	5/16/2011	5,906,232 $	6,248	$ 6,462	$ 214
	Markets
British Pound	State Street Financial Global	5/16/2011	690,184	1,123	1,152	29
	Markets
Canadian Dollar	State Street Financial Global	5/16/2011	143,558	149	152	3
	Markets
Euro	State Street Financial Global	5/16/2011	1,298,647	1,881	1,923	42
	Markets
Hong Kong Dollar	State Street Financial Global	5/16/2011	42,220,420	5,433	5,437	4
	Markets
Japanese Yen	State Street Financial Global	5/16/2011	32,640,614	392	402	10
	Markets
New Israeli Sheqel	State Street Financial Global	5/16/2011	54,681	16	16	—
	Markets
New Zealand Dollar	State Street Financial Global	5/16/2011	196,294	154	159	5
	Markets
Norwegian Krone	State Street Financial Global	5/16/2011	902,142	165	172	7
	Markets
Singapore Dollar	State Street Financial Global	5/16/2011	690,985	550	565	15
	Markets
Swedish Krona	State Street Financial Global	5/16/2011	410,367	66	68	2
	Markets
Swiss Franc	State Street Financial Global	5/16/2011	1,363,026	1,520	1,576	56
	Markets

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	5/16/2011	6,502,792 $	6,833	$ 7,115	$ (282)
	Markets
British Pound	State Street Financial Global	5/16/2011	213,491	351	357	(6)
	Markets
Canadian Dollar	State Street Financial Global	5/16/2011	22,009	23	23	—
	Markets
Euro	State Street Financial Global	5/16/2011	1,288,856	1,865	1,908	(43)
	Markets
Hong Kong Dollar	State Street Financial Global	5/16/2011	22,254,312	2,867	2,866	1
	Markets
Japanese Yen	State Street Financial Global	5/16/2011	204,816,050	2,483	2,525	(42)
	Markets
New Zealand Dollar	State Street Financial Global	5/16/2011	184	—	—	—
	Markets
Philippine Peso	State Street Financial Global	5/16/2011	33,641,729	775	785	(10)
	Markets
Singapore Dollar	State Street Financial Global	5/16/2011	512,572	412	419	(7)
	Markets
Swedish Krona	State Street Financial Global	5/16/2011	372,577	59	62	(3)
	Markets

All dollar amounts are shown in thousands (000's)

See accompanying notes

192

     Schedule of Investments Government & High Quality Bond Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 32.50%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.89%			Mortgage Backed Securities (continued)
AmeriCredit Automobile Receivables Trust			Fannie Mae Interest Strip
1.18%, 05/06/2012	$ 4,014	$ 4,023	7.00%, 04/01/2024(a)	$ 188	$ 45
2.19%, 02/08/2016	3,000	3,021	Freddie Mac
Santander Drive Auto Receivables Trust			1.15%, 02/15/2021(a)	25	25
1.83%, 11/17/2014(a),(b)	7,655	7,743	3.00%, 02/15/2040	5,015	5,041
		$ 14,787	3.50%, 05/15/2032	11,187	11,566
Automobile Floor Plan Asset Backed Securities - 0.06%			4.00%, 10/15/2027	12,565	13,124
CNH Wholesale Master Note Trust			4.00%, 02/15/2035(a)	30,372	4,169
1.87%, 12/15/2015(a),(b)	1,000	1,000	4.50%, 03/15/2038	15,302	16,200
			4.50%, 05/15/2040	5,000	4,847
Banks - 0.16%			5.50%, 09/15/2031(a)	1,240	1,306
Goldman Sachs Group Inc/The			5.50%, 01/15/2033	4,433	4,807
3.25%, 06/15/2012	2,600	2,684	5.50%, 04/15/2033(a)	14,653	16,045
			5.50%, 12/15/2033	21,000	22,993
Finance - Mortgage Loan/Banker - 1.03%			6.50%, 08/15/2027	217	249
Fannie Mae			Ginnie Mae
5.00%, 05/11/2017	3,000	3,408	3.00%, 09/16/2039	11,131	11,298
6.21%, 08/06/2038	1,250	1,529	4.00%, 11/16/2038	5,938	6,231
6.63%, 11/15/2030	9,500	12,064	4.00%, 12/16/2039	12,702	13,054
		$ 17,001	4.50%, 01/20/2038(a)	12,474	2,225
Home Equity Asset Backed Securities - 0.16%			4.50%, 04/16/2040	10,000	10,031
Asset Backed Securities Corp Home Equity			5.08%, 01/16/2030(a)	876	918
0.31%, 07/25/2036(a)	553	541	Greenwich Capital Commercial Funding Corp
Morgan Stanley Home Equity Loan Trust			4.57%, 01/10/2012	5,036	5,113
0.38%, 02/25/2036(a)	2,208	2,087	LF Rothschild Mortgage Trust
		$ 2,628	9.95%, 09/01/2017	21	24
Mortgage Backed Securities - 30.20%			Morgan Stanley Reremic Trust
			5.50%, 10/26/2035(b)	6,503	6,676
Banc of America Commercial Mortgage Inc			5.84%, 03/26/2036(a),(b)	7,196	7,387
4.59%, 07/10/2043	6,091	6,299
BCAP LLC Trust			Nomura Resecuritization Trust
5.25%, 03/26/2037(a),(b)	4,266	4,370	4.00%, 06/26/2037(b)	13,081	13,017
5.84%, 01/26/2012(a),(b)	8,085	8,356	RBSSP Resecuritization Trust
			6.00%, 07/26/2037(b)	8,739	8,941
Chase Mortgage Finance Corp
6.00%, 05/25/2035	16,802	16,638	Structured Asset Securities Corp
Citigroup Mortgage Loan Trust Inc			5.50%, 12/25/2033	500	498
4.00%, 01/25/2036(b)	7,505	7,579	Wachovia Bank Commercial Mortgage Trust
4.00%, 03/25/2037(b)	8,640	8,741	4.70%, 05/15/2044	8,000	8,569
4.00%, 04/25/2037(b)	12,366	12,523	5.12%, 07/15/2042	13,920	15,172
4.25%, 01/25/2036(b)	8,571	8,610	Wells Fargo Mortgage Backed Securities Trust
4.50%, 12/25/2036(b)	6,427	6,522	5.50%, 11/25/2035	4,564	4,618
5.25%, 08/25/2036(b)	10,281	10,509	6.00%, 04/25/2037	21,000	19,694
6.00%, 11/25/2036(b),(c)	5,591	5,817	6.00%, 12/28/2037(a)	14,475	15,153
6.00%, 11/25/2036(b)	6,399	6,562			$ 502,111
6.13%, 07/25/2036(b)	7,500	7,511	TOTAL BONDS		$ 540,211
Countrywide Home Loan Mortgage Pass Through				Principal
Trust			U.S. GOVERNMENT & GOVERNMENT	Amount
5.25%, 05/25/2034	6,176	6,193	AGENCY OBLIGATIONS - 67.83%	(000's)	Value (000's)
Credit Suisse First Boston Mortgage Securities			Federal Home Loan Mortgage Corporation (FHLMC) - 22.28%
Corp			2.17%, 03/01/2036(a),(d)	$ 254	$ 256
5.75%, 04/25/2033	3,185	3,283	2.98%, 10/01/2032(a),(d)	6	6
6.00%, 12/25/2033	5,062	5,361	3.50%, 05/01/2026(d),(e)	13,500	13,673
Credit Suisse Mortgage Capital Certificates			4.00%, 06/01/2024(d)	7,699	7,994
4.00%, 03/26/2037(b)	10,265	10,423	4.00%, 03/01/2025(d)	4,203	4,363
5.00%, 01/27/2036(b)	12,117	12,637	4.00%, 08/01/2039(d)	9,411	9,387
6.00%, 08/27/2037(b)	8,598	8,995	4.50%, 04/01/2018(d)	2,698	2,873
Fannie Mae			4.50%, 07/01/2019(d)	7,218	7,684
0.85%, 04/25/2027(a)	41	41	4.50%, 08/01/2033(d)	2,209	2,296
3.50%, 12/25/2025	10,350	10,710	4.50%, 08/01/2033(d)	2,675	2,781
4.50%, 02/25/2027	5,137	5,402	4.50%, 09/01/2039(d)	16,932	17,429
4.50%, 01/25/2028	6,044	6,378	4.50%, 11/01/2039(d)	12,106	12,462
4.50%, 06/25/2037(a)	9,512	10,096	4.50%, 12/01/2039(d)	17,309	17,817
4.50%, 08/25/2040	14,000	13,974	4.50%, 08/01/2040(d)	14,208	14,616
5.00%, 08/25/2037(a)	5,192	5,587	4.50%, 02/01/2041(d)	15,943	16,403
5.00%, 12/25/2039	4,536	4,757	5.00%, 01/01/2019(d)	687	740
5.50%, 03/25/2026(a)	7,589	8,297	5.00%, 10/01/2025(d)	552	591
5.50%, 12/25/2035(a)	21,990	23,991	5.00%, 12/01/2032(d)	533	566
6.50%, 02/25/2047	1,858	2,070	5.00%, 02/01/2033(d)	4,039	4,290
7.00%, 04/25/2032	4,205	4,790	5.00%, 06/01/2033(d)	3,690	3,929
9.00%, 05/25/2020	45	53	5.00%, 08/01/2033(d)	6,400	6,811

See accompanying notes

193

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 08/01/2033(d)	$ 6,616	$ 7,026	6.50%, 07/01/2023(d)	$ 5	$ 6
5.00%, 01/01/2034(d)	3,697	3,926	6.50%, 01/01/2024(d)	28	32
5.00%, 05/01/2034(d)	786	834	6.50%, 07/01/2025(d)	3	4
5.00%, 12/01/2034(d)	241	255	6.50%, 07/01/2025(d)	3	3
5.00%, 05/01/2035(d)	747	792	6.50%, 09/01/2025(d)	3	4
5.00%, 07/01/2035(d)	31	33	6.50%, 09/01/2025(d)	1	1
5.00%, 07/01/2035(d)	11,205	11,871	6.50%, 10/01/2025(d)	10	11
5.00%, 07/01/2035(d)	384	407	6.50%, 10/01/2025(d)	12	13
5.00%, 10/01/2035(d)	71	75	6.50%, 04/01/2027(d)	5	6
5.00%, 11/01/2035(d)	3,077	3,262	6.50%, 02/01/2028(d)	1	1
5.00%, 10/01/2038(d)	11,706	12,241	6.50%, 03/01/2029(d)	25	28
5.00%, 06/01/2039(d)	13,765	14,550	6.50%, 03/01/2029(d)	205	231
5.00%, 09/01/2039(d)	16,558	17,522	6.50%, 04/01/2029(d)	2,320	2,635
5.00%, 01/01/2040(d)	17,020	17,974	6.50%, 04/01/2031(d)	821	932
5.44%, 06/01/2037(a),(d)	775	826	6.50%, 06/01/2031(d)	2	2
5.50%, 04/01/2018(d)	296	321	6.50%, 10/01/2031(d)	295	333
5.50%, 11/01/2018(d)	3,511	3,820	6.50%, 01/01/2032(d)	2,449	2,777
5.50%, 01/01/2029(d)	12	13	6.50%, 02/01/2032(d)	51	58
5.50%, 03/01/2029(d)	10	11	6.50%, 02/01/2032(d)	6	6
5.50%, 11/01/2032(d)	2,298	2,487	6.50%, 04/01/2032(d)	42	47
5.50%, 05/01/2033(d)	140	152	6.50%, 08/01/2032(d)	56	64
5.50%, 08/01/2033(d)	4,094	4,443	6.50%, 08/01/2032(d)	132	149
5.50%, 10/01/2033(d)	88	95	6.50%, 04/01/2035(d)	39	43
5.50%, 12/01/2033(d)	6,381	6,903	6.50%, 07/01/2036(a),(d)	419	437
5.50%, 12/01/2033(d)	2,482	2,685	6.50%, 02/01/2037(d)	148	166
5.50%, 09/01/2035(d)	10,693	11,549	7.00%, 07/01/2024(d)	13	15
5.50%, 10/01/2035(d)	12,529	13,535	7.00%, 01/01/2028(d)	1,206	1,395
5.50%, 07/01/2037(d)	309	333	7.00%, 06/01/2029(d)	480	553
5.50%, 12/01/2037(d)	10,981	11,863	7.00%, 01/01/2031(d)	6	7
5.50%, 04/01/2038(d)	258	279	7.00%, 03/01/2031(d)	181	209
5.50%, 05/01/2038(d)	633	683	7.00%, 04/01/2031(d)	282	325
5.50%, 05/01/2038(d)	4,771	5,133	7.00%, 06/01/2031(d)	75	86
5.65%, 06/01/2037(a),(d)	503	534	7.00%, 10/01/2031(d)	219	253
5.78%, 11/01/2036(a),(d)	139	146	7.00%, 04/01/2032(d)	698	806
6.00%, 04/01/2017(d)	542	590	7.00%, 01/01/2037(d)	1,309	1,499
6.00%, 04/01/2017(d)	647	702	7.50%, 03/01/2013(d)	113	113
6.00%, 05/01/2017(d)	696	756	7.50%, 12/01/2030(d)	9	10
6.00%, 07/01/2017(d)	40	43	7.50%, 02/01/2031(d)	7	9
6.00%, 01/01/2021(d)	199	218	7.50%, 02/01/2031(d)	118	137
6.00%, 06/01/2028(d)	44	48	8.00%, 08/01/2030(d)	2	2
6.00%, 05/01/2031(d)	398	440	8.00%, 11/01/2030(d)	2	3
6.00%, 10/01/2031(d)	18	20	8.00%, 12/01/2030(d)	42	50
6.00%, 02/01/2032(d)	55	61	8.50%, 04/01/2019(d)	10	11
6.00%, 09/01/2032(d)	805	889	8.50%, 07/01/2029(d)	206	246
6.00%, 11/01/2033(d)	2,731	3,026	9.00%, 09/01/2016(d)	2	2
6.00%, 11/01/2033(d)	2,984	3,306	9.00%, 05/01/2017(d)	1	1
6.00%, 05/01/2034(d)	6,084	6,702	9.00%, 05/01/2021(d)	2	3
6.00%, 05/01/2034(d)	5,039	5,508	9.00%, 09/01/2021(d)	2	2
6.00%, 09/01/2034(d)	477	526	9.00%, 01/01/2022(d)	3	3
6.00%, 01/01/2035(d)	7,220	7,889	9.00%, 08/01/2022(d)	1	1
6.00%, 02/01/2035(d)	372	410	9.50%, 04/01/2017(d)	11	11
6.00%, 02/01/2035(d)	4,726	5,206			$ 370,454
6.00%, 10/01/2036(a),(d)	423	465	Federal National Mortgage Association (FNMA) - 35.43%
6.00%, 03/01/2037(d)	839	923	2.33%, 07/01/2035(a),(d)	448	469
6.00%, 04/01/2037(d)	2,466	2,719	2.59%, 03/01/2028(a),(d)	19	19
6.00%, 05/01/2037(d)	759	841	2.76%, 11/01/2033(a),(d)	13	13
6.00%, 01/01/2038(a),(d)	283	311	4.00%, 05/01/2025(d)	11,990	12,449
6.00%, 01/01/2038(d)	1,944	2,142	4.00%, 08/01/2025(d)	9,423	9,784
6.00%, 03/01/2038(d)	376	412	4.00%, 02/01/2026(d)	12,825	13,328
6.00%, 04/01/2038(d)	861	945	4.00%, 08/01/2039(d)	14,881	14,833
6.00%, 07/01/2038(d)	2,415	2,646	4.00%, 09/01/2040(d)	9,751	9,719
6.00%, 10/01/2038(d)	1,391	1,525	4.00%, 09/01/2040(d)	10,448	10,417
6.50%, 11/01/2016(d)	269	294	4.00%, 10/01/2040(d)	9,785	9,754
6.50%, 06/01/2017(d)	103	113	4.00%, 11/01/2040(d)	11,206	11,170
6.50%, 12/01/2021(d)	1,111	1,233	4.00%, 01/01/2041(d)	13,122	13,080
6.50%, 04/01/2022(d)	1,041	1,155	4.50%, 12/01/2019(d)	287	305
6.50%, 05/01/2022(d)	671	745	4.50%, 01/01/2020(d)	1,055	1,122
6.50%, 08/01/2022(d)	194	216	4.50%, 09/01/2025(d)	10,577	11,206
6.50%, 05/01/2023(d)	128	142	4.50%, 05/01/2026(d)	10,000	10,553

See accompanying notes

194

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 07/01/2039(d)	$ 13,729	$ 14,176	6.00%, 04/01/2017(d)	$ 66	$ 73
4.50%, 07/01/2039(d)	6,376	6,583	6.00%, 08/01/2017(d)	1,422	1,556
4.50%, 10/01/2039(d)	9,150	9,430	6.00%, 08/01/2018(d)	697	762
4.50%, 05/01/2040(d)	21,414	22,064	6.00%, 12/01/2022(d)	92	102
4.50%, 08/01/2040(d)	13,783	14,201	6.00%, 03/01/2029(d)	252	278
4.50%, 09/01/2040(d)	13,926	14,349	6.00%, 08/01/2031(d)	1,204	1,332
5.00%, 01/01/2018(d)	253	273	6.00%, 12/01/2031(d)	25	28
5.00%, 06/01/2018(d)	6,468	6,941	6.00%, 12/01/2031(d)	16	18
5.00%, 11/01/2018(d)	1,058	1,138	6.00%, 01/01/2032(d)	954	1,057
5.00%, 04/01/2019(d)	258	278	6.00%, 11/01/2032(d)	58	64
5.00%, 06/01/2025(d)	11,775	12,580	6.00%, 04/01/2033(d)	531	587
5.00%, 01/01/2026(d)	726	777	6.00%, 02/01/2034(d)	541	597
5.00%, 06/01/2034(d)	7,354	7,802	6.00%, 03/01/2034(d)	1,705	1,880
5.00%, 04/01/2035(d)	694	737	6.00%, 09/01/2034(d)	5,290	5,786
5.00%, 05/01/2035(d)	747	792	6.00%, 04/01/2037(d)	10,287	11,339
5.00%, 07/01/2035(d)	268	284	6.00%, 07/01/2037(d)	4,594	5,030
5.00%, 07/01/2035(d)	2,010	2,131	6.00%, 09/01/2037(d)	11,794	12,937
5.00%, 08/01/2035(d)	347	368	6.00%, 11/01/2037(d)	1,331	1,464
5.00%, 06/01/2037(d)	4,775	5,051	6.00%, 02/01/2038(d)	737	810
5.00%, 04/01/2039(d)	14,653	15,510	6.00%, 02/01/2038(a),(d)	903	993
5.00%, 12/01/2039(d)	6,711	7,099	6.00%, 03/01/2038(d)	304	334
5.00%, 01/01/2040(d)	10,542	11,151	6.00%, 04/01/2038(d)	911	997
5.00%, 04/01/2040(d)	13,220	13,978	6.00%, 05/01/2038(d)	13,336	14,670
5.00%, 04/01/2040(d)	3,110	3,295	6.00%, 05/01/2038(d)	14,193	15,542
5.00%, 05/01/2040(d)	14,897	15,750	6.00%, 08/01/2038(d)	5,308	5,838
5.00%, 06/01/2040(d)	5,414	5,724	6.00%, 11/01/2038(d)	12,330	13,502
5.02%, 12/01/2033(a),(d)	380	404	6.50%, 06/01/2016(d)	12	13
5.42%, 11/01/2035(a),(d)	277	296	6.50%, 09/01/2024(d)	930	1,050
5.50%, 09/01/2017(d)	21	23	6.50%, 08/01/2028(d)	170	192
5.50%, 09/01/2017(d)	201	218	6.50%, 11/01/2028(d)	124	140
5.50%, 12/01/2017(d)	1,857	2,017	6.50%, 12/01/2028(d)	101	114
5.50%, 03/01/2018(d)	206	224	6.50%, 01/01/2029(d)	47	53
5.50%, 05/01/2018(d)	3,810	4,143	6.50%, 02/01/2029(d)	64	73
5.50%, 06/01/2019(d)	42	45	6.50%, 03/01/2029(d)	161	182
5.50%, 06/01/2019(d)	69	75	6.50%, 04/01/2029(d)	227	257
5.50%, 07/01/2019(d)	176	192	6.50%, 06/01/2031(d)	483	539
5.50%, 07/01/2019(d)	106	116	6.50%, 06/01/2031(d)	82	93
5.50%, 07/01/2019(d)	102	111	6.50%, 06/01/2031(d)	157	177
5.50%, 07/01/2019(d)	20	22	6.50%, 09/01/2031(d)	17	20
5.50%, 07/01/2019(d)	42	46	6.50%, 12/01/2031(d)	6	7
5.50%, 08/01/2019(d)	252	275	6.50%, 01/01/2032(d)	284	321
5.50%, 08/01/2019(d)	40	44	6.50%, 03/01/2032(d)	866	980
5.50%, 09/01/2019(d)	214	233	6.50%, 03/01/2032(d)	326	369
5.50%, 06/01/2026(d)	631	685	6.50%, 04/01/2032(d)	49	55
5.50%, 02/01/2033(d)	3,524	3,826	6.50%, 04/01/2032(d)	896	1,014
5.50%, 03/01/2033(d)	2,696	2,922	6.50%, 08/01/2032(d)	510	577
5.50%, 05/01/2033(d)	2,712	2,942	6.50%, 11/01/2032(d)	328	373
5.50%, 05/01/2033(d)	368	401	6.50%, 11/01/2032(d)	173	197
5.50%, 05/01/2033(d)	4,988	5,412	6.50%, 11/01/2032(d)	730	829
5.50%, 07/01/2033(d)	2,917	3,187	6.50%, 12/01/2032(d)	927	1,049
5.50%, 09/01/2033(d)	1,767	1,931	6.50%, 02/01/2033(d)	699	791
5.50%, 02/01/2034(d)	12,029	12,972	6.50%, 07/01/2034(d)	1,160	1,316
5.50%, 04/01/2034(d)	2,654	2,872	6.50%, 07/01/2034(d)	1,894	2,142
5.50%, 09/01/2034(d)	2,340	2,532	6.50%, 02/01/2036(d)	6,577	7,395
5.50%, 01/01/2035(d)	7,593	8,218	6.50%, 04/01/2036(d)	59	67
5.50%, 02/01/2035(d)	8,651	9,360	6.50%, 08/01/2036(d)	407	459
5.50%, 07/01/2035(d)	2,179	2,356	6.50%, 08/01/2036(d)	882	995
5.50%, 09/01/2035(d)	1,149	1,245	6.50%, 10/01/2036(d)	254	287
5.50%, 02/01/2037(d)	70	76	6.50%, 11/01/2036(d)	265	299
5.50%, 06/01/2037(d)	1,204	1,303	6.50%, 07/01/2037(d)	109	124
5.50%, 03/01/2038(d)	1,425	1,546	6.50%, 07/01/2037(d)	166	188
5.50%, 03/01/2038(d)	2,713	2,936	6.50%, 08/01/2037(d)	3,864	4,359
5.50%, 05/01/2038(d)	1,378	1,493	6.50%, 08/01/2037(d)	416	468
5.50%, 07/01/2038(d)	7,137	7,722	6.50%, 10/01/2037(d)	11,768	13,260
5.50%, 09/01/2038(d)	1,460	1,580	6.50%, 10/01/2037(d)	6,235	7,020
5.50%, 06/01/2040(d)	7,597	8,208	6.50%, 01/01/2038(d)	63	71
5.99%, 10/01/2036(a),(d)	1,987	2,130	6.50%, 02/01/2038(d)	112	126
6.00%, 12/01/2016(d)	598	653	6.50%, 03/01/2038(d)	78	88
6.00%, 01/01/2017(d)	31	34	6.50%, 05/01/2038(d)	53	60

See accompanying notes

195

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.50%, 02/01/2039(d)	$ 6,873	$ 7,741	6.50%, 09/15/2023	$ 44	$ 50
6.50%, 05/01/2041(d),(e)	13,300	14,958	6.50%, 09/15/2023	60	68
7.00%, 05/01/2022(d)	53	62	6.50%, 09/15/2023	34	39
7.00%, 08/01/2028(d)	196	226	6.50%, 10/15/2023	46	52
7.00%, 12/01/2028(d)	166	192	6.50%, 11/15/2023	10	11
7.00%, 04/01/2029(d)	77	89	6.50%, 12/15/2023	71	80
7.00%, 07/01/2029(d)	180	207	6.50%, 12/15/2023	91	104
7.00%, 11/01/2031(d)	798	919	6.50%, 12/15/2023	47	53
7.00%, 07/01/2032(d)	357	411	6.50%, 12/15/2023	22	25
7.50%, 12/01/2024(d)	246	287	6.50%, 01/15/2024	44	50
7.50%, 07/01/2029(d)	96	111	6.50%, 01/15/2024	52	60
7.50%, 02/01/2030(d)	112	130	6.50%, 01/15/2024	36	40
7.50%, 01/01/2031(d)	6	7	6.50%, 01/15/2024	23	26
7.50%, 05/01/2031(d)	7	8	6.50%, 01/15/2024	69	79
7.50%, 08/01/2032(d)	60	70	6.50%, 01/15/2024	21	24
8.00%, 05/01/2022(d)	14	16	6.50%, 01/15/2024	16	18
8.00%, 09/01/2024(d)	1	1	6.50%, 01/15/2024	16	18
8.00%, 01/01/2025(d)	1	1	6.50%, 03/15/2024	5	6
8.00%, 01/01/2025(d)	2	2	6.50%, 03/15/2024	105	120
8.50%, 02/01/2023(d)	4	5	6.50%, 04/15/2024	42	48
8.50%, 09/01/2025(d)	3	4	6.50%, 04/20/2024	29	33
9.00%, 09/01/2030(d)	48	57	6.50%, 07/15/2024	127	144
		$ 588,978	6.50%, 01/15/2026	25	29
Government National Mortgage Association (GNMA) - 6.42%			6.50%, 03/15/2026	37	42
4.00%, 05/01/2041(e)	12,000	12,156	6.50%, 07/20/2026	13	15
4.50%, 09/20/2039	14,916	15,608	6.50%, 02/15/2028	11	13
4.50%, 10/15/2039	10,131	10,640	6.50%, 10/20/2028	26	30
4.50%, 03/20/2040	16,509	17,264	6.50%, 03/20/2031	229	258
5.00%, 02/15/2034	684	738	6.50%, 04/20/2031	180	203
5.00%, 10/15/2039	9,173	9,881	6.50%, 07/15/2031	5	6
5.50%, 12/15/2013	4	4	6.50%, 10/15/2031	44	49
5.50%, 01/15/2014	15	16	6.50%, 07/15/2032	424	481
5.50%, 01/15/2014	47	51	6.50%, 07/15/2032	37	42
5.50%, 02/15/2014	21	22	6.50%, 04/20/2034	1,304	1,471
5.50%, 03/15/2014	47	51	6.50%, 05/20/2034	1,056	1,189
5.50%, 07/20/2033	5,322	5,821	6.80%, 04/20/2025	67	76
5.50%, 02/20/2034	5,749	6,288	7.00%, 11/15/2022	10	12
5.50%, 03/20/2034	5,334	5,833	7.00%, 11/15/2022	55	63
5.50%, 05/20/2035	702	766	7.00%, 11/15/2022	9	11
5.50%, 01/15/2039	678	743	7.00%, 12/15/2022	92	106
5.50%, 01/15/2039	1,881	2,057	7.00%, 12/15/2022	12	14
6.00%, 10/15/2023	280	310	7.00%, 01/15/2023	15	17
6.00%, 11/15/2023	87	97	7.00%, 01/15/2023	12	14
6.00%, 11/15/2023	116	128	7.00%, 01/15/2023	34	39
6.00%, 12/15/2023	67	75	7.00%, 02/15/2023	119	137
6.00%, 12/15/2023	3	3	7.00%, 03/15/2023	21	24
6.00%, 12/15/2023	62	68	7.00%, 07/15/2023	64	74
6.00%, 01/15/2024	41	45	7.00%, 07/15/2023	19	22
6.00%, 01/20/2024	23	26	7.00%, 07/15/2023	27	31
6.00%, 02/15/2024	57	63	7.00%, 08/15/2023	24	28
6.00%, 02/15/2024	49	54	7.00%, 10/15/2023	35	40
6.00%, 02/15/2024	82	91	7.00%, 12/15/2023	29	34
6.00%, 03/15/2024	26	29	7.00%, 12/15/2023	48	55
6.00%, 04/20/2024	61	67	7.00%, 01/15/2026	38	44
6.00%, 05/20/2024	30	32	7.00%, 05/15/2026	8	10
6.00%, 05/20/2024	41	46	7.00%, 01/15/2027	64	74
6.00%, 10/20/2024	51	56	7.00%, 03/15/2027	37	43
6.00%, 09/20/2025	30	33	7.00%, 10/15/2027	3	3
6.00%, 11/20/2025	13	15	7.00%, 10/15/2027	16	18
6.00%, 04/20/2026	202	223	7.00%, 10/15/2027	3	3
6.00%, 10/20/2028	28	31	7.00%, 11/15/2027	58	67
6.00%, 02/20/2029	283	313	7.00%, 11/15/2027	5	6
6.00%, 05/20/2032(a)	1,012	1,117	7.00%, 12/15/2027	4	4
6.00%, 08/15/2032	200	223	7.00%, 12/15/2027	51	58
6.00%, 09/15/2032	345	385	7.00%, 02/15/2028	2	2
6.00%, 02/15/2033	51	57	7.00%, 02/15/2028	1	1
6.00%, 07/20/2033	3,517	3,893	7.00%, 04/15/2028	3	3
6.00%, 08/15/2038	1,171	1,305	7.00%, 04/15/2028	76	87
6.50%, 09/15/2023	26	29	7.00%, 05/15/2028	1	1

See accompanying notes

196

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
7.00%, 06/15/2028	$ 178	$ 206	9.50%, 11/15/2016	$ 12	$ 12
7.00%, 12/15/2028	145	167	9.50%, 07/15/2017	27	32
7.00%, 01/15/2029	106	122	9.50%, 07/15/2017	17	20
7.00%, 03/15/2029	95	109	9.50%, 10/15/2017	10	12
7.00%, 04/15/2029	222	256	9.50%, 11/15/2017	20	23
7.00%, 04/15/2029	99	115	9.50%, 09/20/2018	62	73
7.00%, 05/15/2031	22	26	9.50%, 09/15/2020	11	14
7.00%, 06/20/2031	143	165	9.50%, 12/20/2020	24	29
7.00%, 07/15/2031	6	6	9.50%, 01/20/2021	3	4
7.00%, 09/15/2031	7	8	9.50%, 02/20/2021	2	3
7.25%, 09/15/2025	45	52	9.50%, 03/20/2021	2	3
7.50%, 04/15/2017	4	5	9.50%, 08/15/2021	158	187
7.50%, 04/15/2017	43	48			$ 106,684
7.50%, 04/15/2017	22	25	U.S. Treasury - 3.18%
7.50%, 05/15/2017	3	3	1.13%, 06/15/2013	10,000	10,096
7.50%, 07/15/2018	17	19	1.88%, 02/28/2014	16,478	16,904
7.50%, 12/15/2021	14	14	4.00%, 02/15/2014	15,000	16,285
7.50%, 12/15/2021	34	40	4.13%, 05/15/2015	8,750	9,642
7.50%, 02/15/2022	18	22			$ 52,927
7.50%, 03/15/2022	5	5	U.S. Treasury Strip - 0.52%
7.50%, 03/15/2022	30	35	0.00%, 11/15/2015(f)	4,000	3,691
7.50%, 03/15/2022	6	7	0.00%, 05/15/2020(f)	6,800	5,028
7.50%, 04/15/2022	11	13			$ 8,719
7.50%, 04/15/2022	15	18	TOTAL U.S. GOVERNMENT &
7.50%, 04/15/2022	35	40	GOVERNMENT AGENCY OBLIGATIONS		$ 1,127,762
7.50%, 04/15/2022	16	16		Maturity
7.50%, 05/15/2022	33	39		Amount
7.50%, 07/15/2022	51	59	REPURCHASE AGREEMENTS - 3.49%	(000's)	Value (000's)
7.50%, 08/15/2022	1	1	Banks - 3.49%
7.50%, 08/15/2022	5	5	Investment in Joint Trading Account; Credit Suisse $	11,728	$ 11,728
7.50%, 08/15/2022	3	3	Repurchase Agreement; 0.03% dated
7.50%, 08/15/2022	18	21	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 08/15/2022	62	72	US Treasury Strips; $11,962,303; 0.00%;
7.50%, 08/15/2022	21	25	dated 08/15/14 - 08/15/37)
7.50%, 08/15/2022	14	16	Investment in Joint Trading Account; Deutsche	17,408	17,408
7.50%, 02/15/2023	5	6	Bank Repurchase Agreement; 0.03% dated
7.50%, 02/15/2023	19	22	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 05/15/2023	6	7	Sovereign Agency Issues; $17,756,544;
7.50%, 05/15/2023	73	85	0.00% - 4.38%; dated 09/15/12 - 10/15/29)
7.50%, 05/15/2023	19	22	Investment in Joint Trading Account; JP Morgan	6,414	6,414
7.50%, 06/15/2023	21	24	Repurchase Agreement; 0.02% dated
7.50%, 10/15/2023	7	8	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 11/15/2023	32	37	Sovereign Agency Issues; $6,541,884; 0.00%
7.50%, 03/15/2024	47	55	- 9.80%; dated 06/15/11 - 09/26/19)
7.50%, 08/15/2024	3	4	Investment in Joint Trading Account; Merrill	16,087	16,087
7.50%, 04/15/2027	5	6	Lynch Repurchase Agreement; 0.03% dated
7.50%, 05/15/2027	8	10	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 05/15/2027	20	23	Sovereign Agency Issues; $16,408,691;
7.50%, 06/15/2027	37	43	0.00% - 8.13%; dated 05/11/11 - 09/15/39)
7.50%, 08/15/2029	220	256	Investment in Joint Trading Account; Morgan	6,414	6,413
7.50%, 09/15/2029	64	75	Stanley Repurchase Agreement; 0.02% dated
7.50%, 09/15/2029	92	107	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 10/15/2029	100	117	Sovereign Agency Issues; $6,541,884; 1.11%
7.50%, 11/15/2029	93	109	- 2.38%; dated 06/22/12 - 07/28/15)
7.50%, 11/15/2029	56	66			$ 58,050
8.00%, 08/15/2016	53	59
8.00%, 12/15/2016	10	11	TOTAL REPURCHASE AGREEMENTS		$ 58,050
8.00%, 04/15/2017	12	12	Total Investments		$ 1,726,023
8.00%, 04/15/2017	15	15	Liabilities in Excess of Other Assets, Net - (3.82)%		$ (63,430)
8.00%, 05/15/2017	9	11	TOTAL NET ASSETS - 100.00%		$ 1,662,593
8.00%, 06/15/2017	9	10
8.00%, 06/15/2017	11	11	(a)	Variable Rate. Rate shown is in effect at April 30, 2011.
8.00%, 07/15/2017	8	8	(b)	Security exempt from registration under Rule 144A of the Securities Act of
8.00%, 02/15/2022	48	56	1933. These securities may be resold in transactions exempt from
8.00%, 04/15/2022	49	57	registration, normally to qualified institutional buyers. Unless otherwise
8.00%, 12/15/2030	14	16	indicated, these securities are not considered illiquid. At the end of the
9.00%, 11/15/2021	159	186	period, the value of these securities totaled $163,919 or 9.86% of net
9.50%, 04/15/2016	4	4	assets.
9.50%, 09/15/2016	1	1

See accompanying notes

197

Schedule of Investments Government & High Quality Bond Fund April 30, 2011 (unaudited)

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,817 or 0.35% of net assets.
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(f)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 52,529
Unrealized Depreciation	(5,268)
Net Unrealized Appreciation (Depreciation)	$ 47,261
Cost for federal income tax purposes	$ 1,678,762
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	94 .33%
Government	4 .73%
Financial	3 .65%
Asset Backed Securities	1 .11%
Liabilities in Excess of Other Assets, Net	(3 .82)%
TOTAL NET ASSETS	100.00%

See accompanying notes

198

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

COMMON STOCKS - 0.87%	Shares Held Value (000's)			Principal
Automobile Manufacturers - 0.87%				Amount
New Flyer Industries Inc (a)	2,733,500 $	30,277	BONDS (continued)	(000's)	Value (000's)
			Automobile Parts & Equipment (continued)
Biotechnology - 0.00%			Pittsburgh Glass Works LLC
Neuro-Hitech Inc (b),(c)	250,000	2	8.50%, 4/15/2016(e)	$ 1,955	$ 2,043
Neuro-Hitech Inc - Warrants (b),(c),(d)	125,000	—			$ 25,345
		$ 2	Banks - 6.33%
Diversified Financial Services - 0.00%			Ally Financial Inc
Neoview Holdings Inc - Warrants (b),(c),(d)	120,000	—	4.50%, 2/11/2014	11,115	11,226
			8.00%, 3/15/2020	11,625	13,064
Food Service - 0.00%			8.30%, 2/12/2015	2,020	2,273
FU JI Food and Catering Services Holdings Ltd	962,000	—	Bank of America Corp
(b),(c),(d)			8.00%, 12/29/2049(f)	16,350	17,686
			CIT Group Inc
Pipelines - 0.00%			5.25%, 4/1/2014(e)	9,000	9,217
Energy Maintenance Services Group LLC -	354	—	7.00%, 5/1/2017	65,271	65,802
Warrants (b),(c),(d)			HBOS Capital Funding LP
			6.07%, 6/29/2049(e),(f)	18,495	17,200
Semiconductors - 0.00%			LBG Capital No.1 PLC
Tower Semiconductor Ltd - Warrants (b),(c),(d)	3,821,912	—	8.00%, 12/29/2049(e),(f)	37,645	36,516
Tower Semiconductor Ltd - Warrants (b),(c),(d)	225,800	—	RBS Capital Trust I
		$ —	0.00%, 12/29/2049(c)	18,222	13,940
TOTAL COMMON STOCKS		$ 30,279	RBS Capital Trust III
PREFERRED STOCKS - 1.64%	Shares Held Value (000's)		0.00%, 9/29/2049(c)	14,000	10,570
Banks - 1.56%			Wells Fargo & Co
Ally Financial Inc 7.00% (e)	50,000	46,510	7.98%, 3/29/2049(f)	21,985	24,183
Ally Financial Inc 8.50%	310,000	8,097			$ 221,677
		$ 54,607	Beverages - 0.15%
Finance - Mortgage Loan/Banker - 0.08%			Pernod-Ricard SA
Freddie Mac - Series Z (c)	1,300,000	2,626	5.75%, 4/7/2021(e)	5,000	5,126

TOTAL PREFERRED STOCKS		$ 57,233	Biotechnology - 0.53%
	Principal		Talecris Biotherapeutics Holdings Corp
	Amount		7.75%, 11/15/2016	16,825	18,508
BONDS - 80.34%	(000's)	Value (000's)
Aerospace & Defense - 1.04%			Chemicals - 0.72%
BE Aerospace Inc			Ineos Finance PLC
			9.00%, 5/15/2015(e)	7,455	8,163
6.88%, 10/1/2020	$ 7,155	$ 7,531
GenCorp Inc			Reichhold Industries Inc
			9.00%, 8/15/2014(e)	3,950	3,599
9.50%, 8/15/2013	4,240	4,261
Spirit Aerosystems Inc			Vertellus Specialties Inc
			9.38%, 10/1/2015(e)	12,715	13,383
6.75%, 12/15/2020	11,880	12,177
Triumph Group Inc					$ 25,145
8.63%, 7/15/2018	11,260	12,456	Coal - 1.62%
		$ 36,425	Arch Coal Inc
Agriculture - 0.30%			8.75%, 8/1/2016	10,180	11,402
Southern States Cooperative Inc			Consol Energy Inc

11.25%, 5/15/2015(e)	9,770	10,552	6.38%, 3/1/2021 (e)	5,000	5,025
			8.00%, 4/1/2017	19,580	21,636
Airlines - 0.57%			Drummond Co Inc
			9.00%, 10/15/2014(e)	2,600	2,746
Continental Airlines 2007-1 Class C Pass Through
Trust			International Coal Group Inc
7.34%, 4/19/2014	1,627	1,623	9.13%, 4/1/2018	11,910	13,488
UAL 2009-1 Pass Through Trust			James River Escrow Inc
			7.88%, 4/1/2019(e)	2,405	2,519
10.40%, 11/1/2016	4,448	5,111
UAL 2009-2A Pass Through Trust					$ 56,816
9.75%, 1/15/2017	4,010	4,539	Commercial Services - 0.69%
United Airlines 2007-1 Class C Pass Through Trust			ARAMARK Holdings Corp
2.71%, 7/2/2014(f)	9,912	8,752	8.63%, 5/1/2016(e)	4,050	4,162
		$ 20,025	Hertz Corp/The
Automobile Manufacturers - 0.41%			8.88%, 1/1/2014	1,601	1,641
New Flyer Industries Canada ULC			RSC Equipment Rental Inc/RSC Holdings III LLC
			8.25%, 2/1/2021(e)	9,455	9,975
14.00%, 8/19/2020(b),(d),(e)	13,600	14,230
			10.00%, 7/15/2017(e)	7,305	8,364
Automobile Parts & Equipment - 0.72%					$ 24,142
Cooper Tire & Rubber Co			Computers - 2.23%
8.00%, 12/15/2019	5,400	5,771	iGate Corp
			9.00%, 5/1/2016(e)	12,065	12,367
Goodyear Tire & Rubber Co/The
10.50%, 5/15/2016	15,480	17,531	Seagate HDD Cayman
			6.88%, 5/1/2020(e)	42,320	42,955
			7.75%, 12/15/2018(e)	7,640	8,098

See accompanying notes

199

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
BONDS (continued)	(000's) Value (000's)			BONDS (continued)	(000's) Value (000's)
Computers (continued)				Electronics (continued)
Spansion LLC				Viasystems Inc
7.88%, 11/15/2017(e)	$ 14,325 $	14,683		12.00%, 1/15/2015(e)	$ 6,585 $	7,391
	$ 78,103				$ 33,250
Consumer Products - 0.92%				Energy - Alternate Sources - 0.34%
Reynolds Group Issuer Inc / Reynolds Group Issuer				Headwaters Inc
LLC / Reynolds Group Issuer (Luxembourg) S.A.				7.63%, 4/1/2019(e)	11,620	11,823
7.13%, 4/15/2019(e)	12,995	13,547
9.00%, 4/15/2019(e)	7,615	8,025		Entertainment - 3.40%
Scotts Miracle-Gro Co/The				CCM Merger Inc
6.63%, 12/15/2020(e)	3,920	4,057		8.00%, 8/1/2013(e)	39,095	38,997
YCC Holdings LLC / Yankee Finance Inc				Lions Gate Entertainment Inc
10.25%, 2/15/2016(e)	6,390	6,582		10.25%, 11/1/2016(e)	7,550	7,946
	$ 32,211			Peninsula Gaming LLC / Peninsula Gaming Corp
Diversified Financial Services - 3.81%				8.38%, 8/15/2015	16,555	17,714
Credit Acceptance Corp				8.38%, 8/15/2015(e)	5,830	6,238
9.13%, 2/1/2017	14,980	16,310		10.75%, 8/15/2017(e)	9,080	10,033
9.13%, 2/1/2017(e)	7,200	7,821		10.75%, 8/15/2017	6,970	7,702
DVI Inc				WMG Acquisition Corp
0.00%, 2/1/2004(b),(c),(d)	8,575	—		9.50%, 6/15/2016	7,810	8,318
0.00%, 2/1/2004(b),(c),(d)	6,850	—		WMG Holdings Corp
E*Trade Financial Corp				9.50%, 12/15/2014	21,760	22,141
12.50%, 11/30/2017	8,043	9,601			$ 119,089
Icahn Enterprises LP / Icahn Enterprises Finance				Environmental Control - 0.56%
Corp				Clean Harbors Inc
7.75%, 1/15/2016	14,740	15,182		7.63%, 8/15/2016(e)	6,005	6,425
ILFC E-Capital Trust II				EnergySolutions Inc / EnergySolutions LLC
6.25%, 12/21/2065(e),(f)	26,550	22,833		10.75%, 8/15/2018(e)	11,790	13,087
International Lease Finance Corp					$ 19,512
5.65%, 6/1/2014	20,140	20,518		Food - 0.47%
8.63%, 9/15/2015(e)	9,690	10,659		Blue Merger Sub Inc
SquareTwo Financial Corp				7.63%, 2/15/2019(e)	16,180	16,564
11.63%, 4/1/2017	16,825	17,246
TRAINS HY-1-2006				Food Service - 0.03%
7.22%, 5/1/2016(e),(f)	6,765	6,776		FU JI Food and Catering Services Holdings Ltd
UPCB Finance III Ltd				0.00%, 11/9/2049(c)	46,500	1,168
6.63%, 7/1/2020(e)	5,000	4,919
UPCB Finance Ltd				Forest Products & Paper - 0.55%
7.63%, 1/15/2020(e)	900	1,386		Domtar Corp
	$ 133,251			10.75%, 6/1/2017	15,160	19,177
Electric - 4.44%
Dynegy Holdings Inc				Healthcare - Products - 0.90%
8.38%, 5/1/2016	615	534		Angiotech Pharmaceuticals Inc
Edison Mission Energy				4.06%, 12/1/2013(f)	27,510	24,553
7.50%, 6/15/2013	23,540	23,422		Biomet Inc
Elwood Energy LLC				10.38%, 10/15/2017	6,315	7,017
8.16%, 7/5/2026	8,622	8,385			$ 31,570
Energy Future Holdings Corp				Healthcare - Services - 3.14%
9.75%, 10/15/2019	11,416	11,913		HCA Inc
10.00%, 1/15/2020	7,780	8,325		7.25%, 9/15/2020	17,750	19,081
Energy Future Intermediate Holding Co LLC				7.50%, 11/6/2033	6,000	5,587
9.75%, 10/15/2019	3,829	3,996		8.50%, 4/15/2019	32,115	35,648
GenOn Energy Inc				9.25%, 11/15/2016	10,750	11,529
9.88%, 10/15/2020(e)	8,000	8,560		IASIS Healthcare LLC / IASIS Capital Corp
GenOn REMA LLC				8.75%, 6/15/2014	9,480	9,670
9.68%, 7/2/2026(d)	10,000	10,900		Multiplan Inc
Indiantown Cogeneration LP				9.88%, 9/1/2018(e)	14,885	16,113
9.77%, 12/15/2020	7,105	7,685		Select Medical Corp
Mirant Mid Atlantic Pass Through Trust C				7.63%, 2/1/2015	12,175	12,495
10.06%, 12/30/2028	31,010	35,253			$ 110,123
NRG Energy Inc				Holding Companies - Diversified - 0.25%
7.38%, 1/15/2017	18,855	19,727		Navios Maritime Acquisition Corp / Navios
8.25%, 9/1/2020	7,700	8,104		Acquisition Finance US Inc
NV Energy Inc				8.63%, 11/1/2017	8,400	8,715
6.75%, 8/15/2017	8,600	8,799
	$ 155,603			Insurance - 3.38%
Electronics - 0.95%				Crum & Forster Holdings Corp
NXP BV / NXP Funding LLC				7.75%, 5/1/2017	12,635	13,267
9.50%, 10/15/2015	14,230	15,262
9.75%, 8/1/2018(e)	9,155	10,597
See accompanying notes			200

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Mortgage Backed Securities - 0.87%
Liberty Mutual Group Inc			Banc of America Commercial Mortgage Inc
7.00%, 3/15/2037(e),(f)	$ 13,160 $	12,962	5.52%, 1/15/2049	$ 15,000 $	13,705
10.75%, 6/15/2058(e),(f)	15,155	20,611	Citigroup Commercial Mortgage Trust
Lincoln National Corp			6.29%, 12/10/2049(f)	10,000	9,328
7.00%, 5/17/2066(f)	24,615	25,447	Greenwich Capital Commercial Funding Corp
XL Group PLC			5.51%, 3/10/2039	8,000	7,324
6.50%, 12/31/2049(f)	48,342	45,925		$ 30,357
	$ 118,212		Oil & Gas - 7.76%
Internet - 1.80%			Chaparral Energy Inc
Level 3 Communications Inc			8.25%, 9/1/2021(e)	18,270	19,321
11.88%, 2/1/2019(e)	12,500	13,844	9.88%, 10/1/2020(e)	13,300	15,029
Open Solutions Inc			Chesapeake Energy Corp
9.75%, 2/1/2015(e)	25,540	17,048	6.13%, 2/15/2021	18,210	18,802
UPC Holding BV			6.50%, 8/15/2017	3,500	3,815
9.88%, 4/15/2018(e)	8,250	9,178	9.50%, 2/15/2015	13,030	15,685
Zayo Group LLC/Zayo Capital Inc			Denbury Resources Inc
10.25%, 3/15/2017	20,665	22,886	8.25%, 2/15/2020	23,484	26,185
	$ 62,956		9.75%, 3/1/2016	9,735	10,976
Lodging - 3.92%			GMX Resources Inc
Caesars Entertainment Operating Co Inc			11.38%, 2/15/2019(e)	6,390	6,374
10.00%, 12/15/2018	26,500	24,877	Hilcorp Energy I LP/Hilcorp Finance Co
Mandalay Resort Group			7.63%, 4/15/2021(e)	2,040	2,142
7.63%, 7/15/2013	3,737	3,756	8.00%, 2/15/2020(e)	23,425	25,123
MGM Resorts International			Linn Energy LLC/Linn Energy Finance Corp
10.00%, 11/1/2016(e)	22,645	24,400	7.75%, 2/1/2021(e)	50	54
13.00%, 11/15/2013	16,125	19,310	8.63%, 4/15/2020	7,975	8,812
Starwood Hotels & Resorts Worldwide Inc			Petrohawk Energy Corp
6.75%, 5/15/2018	6,435	7,030	7.25%, 8/15/2018(e)	5,800	6,162
7.15%, 12/1/2019	12,755	14,094	Petroleum Development Corp
Wyndham Worldwide Corp			12.00%, 2/15/2018	18,010	20,396
5.63%, 3/1/2021	6,645	6,657	Petroquest Energy Inc
5.75%, 2/1/2018	5,570	5,838	10.00%, 9/1/2017	7,765	8,231
7.38%, 3/1/2020	12,560	13,910	Pioneer Natural Resources Co
9.88%, 5/1/2014	14,760	17,432	7.50%, 1/15/2020	15,275	17,310
	$ 137,304		Plains Exploration & Production Co
Media - 2.04%			6.63%, 5/1/2021	16,990	17,096
DISH DBS Corp			Precision Drilling Corp
7.75%, 5/31/2015	5,530	6,028	6.63%, 11/15/2020(e)	9,495	9,827
7.88%, 9/1/2019	17,035	18,440	QEP Resources Inc
Frontiervision			6.88%, 3/1/2021	7,910	8,523
0.00%, 10/15/2006(c),(d)	7,250	—	Quicksilver Resources Inc
0.00%, 9/15/2008(c),(d)	9,250	—	11.75%, 1/1/2016	7,043	8,240
Kabel BW Erste Beteiligungs GmbH / Kabel			Venoco Inc
Baden-Wurttemberg GmbH & Co KG			8.88%, 2/15/2019(e)	10,425	10,464
7.50%, 3/15/2019(e)	4,050	4,151	11.50%, 10/1/2017	11,905	13,215
Unitymedia Hessen GmbH & Co KG / Unitymedia				$ 271,782
NRW GmbH			Oil & Gas Services - 0.73%
8.13%, 12/1/2017(e)	12,125	12,822	Cie Generale de Geophysique-Veritas
Univision Communications Inc			9.50%, 5/15/2016	10,610	11,804
7.88%, 11/1/2020(e)	1,485	1,582	Key Energy Services Inc
8.50%, 5/15/2021(e)	27,315	28,339	6.75%, 3/1/2021	5,610	5,764
	$ 71,362		SESI LLC
Mining - 0.88%			6.38%, 5/1/2019(e)	7,935	8,014
FMG Resources August 2006 Pty Ltd				$ 25,582
6.88%, 2/1/2018(e)	13,450	14,190	Packaging & Containers - 0.90%
Midwest Vanadium Pty Ltd			Crown Cork & Seal Co Inc
11.50%, 2/15/2018(e)	8,035	8,336	7.38%, 12/15/2026	10,477	10,398
Taseko Mines Ltd			Packaging Dynamics Corp
7.75%, 4/15/2019	8,035	8,296	8.75%, 2/1/2016(e)	11,930	12,363
	$ 30,822		Plastipak Holdings Inc
Miscellaneous Manufacturing - 0.69%			8.50%, 12/15/2015(e)	5,000	5,250
GE Capital Trust I			10.63%, 8/15/2019(e)	2,955	3,413
6.38%, 11/15/2067	5,760	5,976		$ 31,424
Park-Ohio Industries Inc			Pharmaceuticals - 1.45%
8.13%, 4/1/2021(e)	9,645	9,838	Giant Funding Corp
Polymer Group Inc			8.25%, 2/1/2018(e)	5,515	5,722
7.75%, 2/1/2019(e)	7,885	8,200	Mylan Inc/PA
	$ 24,014		7.88%, 7/15/2020(e)	13,275	14,669

See accompanying notes

201

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pharmaceuticals (continued)			Semiconductors (continued)
Omnicare Inc			Freescale Semiconductor Inc
6.13%, 6/1/2013	$ 6,220 $	6,243	9.25%, 4/15/2018(e)	$ 5,210 $	5,783
7.75%, 6/1/2020	17,195	18,485	Jazz Technologies Inc
Valeant Pharmaceuticals International			8.00%, 6/30/2015(e)	1	1
7.25%, 7/15/2022(e)	5,645	5,553	8.00%, 6/30/2015	15,827	15,431
	$ 50,672			$ 30,921
Pipelines - 3.60%			Shipbuilding - 0.10%
Chesapeake Midstream Partners LP / CHKM			Huntington Ingalls Industries Inc
Finance Corp			7.13%, 3/15/2021(e)	3,290	3,463
5.88%, 4/15/2021(e)	4,620	4,660
El Paso Corp			Software - 0.54%
7.75%, 1/15/2032	4,730	5,415	First Data Corp
Energy Maintenance Services Group LLC			7.38%, 6/15/2019(e)	13,435	13,687
0.00%, 3/1/2014(b),(c),(d)	12,298	1,845	SS&C Technologies Inc
Energy Transfer Equity LP			11.75%, 12/1/2013	5,194	5,376
7.50%, 10/15/2020	7,795	8,536		$ 19,063
Enterprise Products Operating LLC			Sovereign - 1.09%
8.38%, 8/1/2066	44,630	48,479	Argentina Bonos
MarkWest Energy Partners LP / MarkWest Energy			7.00%, 10/3/2015	6,800	6,484
Finance Corp			Brazilian Government International Bond
6.50%, 8/15/2021	22,500	22,725	12.50%, 1/5/2016	25,600	18,925
6.75%, 11/1/2020	1,565	1,616	Mexican Bonos
8.75%, 4/15/2018	8,515	9,388	8.00%, 12/19/2013(f)	138,474	12,670
Regency Energy Partners LP/Regency Energy				$ 38,079
Finance Corp			Telecommunications - 10.00%
6.88%, 12/1/2018	10,560	11,273	Cincinnati Bell Inc
9.38%, 6/1/2016	10,810	12,296	8.38%, 10/15/2020	27,065	27,133
	$ 126,233		Clearwire Communications LLC/Clearwire
Regional Authority - 0.06%			Finance Inc
Provincia de Buenos Aires			12.00%, 12/1/2015(e)	37,190	40,444
10.88%, 1/26/2021	2,400	2,266	CommScope Inc
			8.25%, 1/15/2019(e)	19,855	20,897
REITS - 0.34%			Digicel Group Ltd
DuPont Fabros Technology LP			9.13%, 1/15/2015(e)	12,280	12,771
8.50%, 12/15/2017	10,655	11,774	10.50%, 4/15/2018(e)	9,250	10,545
			Digicel Ltd
Retail - 3.37%			8.25%, 9/1/2017(e)	4,200	4,452
Asbury Automotive Group Inc			12.00%, 4/1/2014(e)	10,800	12,663
7.63%, 3/15/2017	4,800	4,908	Global Crossing Ltd
8.38%, 11/15/2020(e)	3,940	4,127	9.00%, 11/15/2019(e)	3,190	3,908
DineEquity Inc			12.00%, 9/15/2015	15,200	17,784
9.50%, 10/30/2018(e)	21,640	23,642	Intelsat Jackson Holdings SA
Ferrellgas LP / Ferrellgas Finance Corp			7.25%, 10/15/2020(e)	13,000	13,098
9.13%, 10/1/2017	13,510	15,131	Intelsat Luxembourg SA
Inergy LP/Inergy Finance Corp			11.25%, 2/4/2017	43,920	47,928
6.88%, 8/1/2021(e)	15,945	16,902	11.50%, 2/4/2017	10,569	11,573
Ltd Brands Inc			Level 3 Financing Inc
6.63%, 4/1/2021	8,000	8,280	9.25%, 11/1/2014	5,659	5,871
7.00%, 5/1/2020	9,795	10,383	10.00%, 2/1/2018	12,280	13,262
Macy's Retail Holdings Inc			Nextel Communications Inc
5.90%, 12/1/2016	16,145	17,457	7.38%, 8/1/2015	41,400	41,711
Sonic Automotive Inc			NII Capital Corp
8.63%, 8/15/2013	1,774	1,794	7.63%, 4/1/2021	8,680	9,179
Suburban Propane Partners LP/Suburban Energy			Telemovil Finance Co Ltd
Finance Corp			8.00%, 10/1/2017(e)	4,620	4,816
7.38%, 3/15/2020	7,405	7,923	Wind Acquisition Finance SA
Toys R Us Property Co II LLC			11.75%, 7/15/2017(e)	22,562	26,228
8.50%, 12/1/2017	7,030	7,557	Wind Acquisition Holdings Finance SA
	$ 118,104		12.25%, 7/15/2017(e)	17,466	21,527
Savings & Loans - 0.00%			Ziggo Finance BV
Washington Mutual Bank / Henderson NV			6.13%, 11/15/2017(e)	2,950	4,413
0.00%, 6/15/2011(c)	3,500	4		$ 350,203
0.00%, 1/15/2013(c)	3,000	4	Transportation - 0.77%
0.00%, 1/15/2015(c),(f)	2,000	3	Florida East Coast Railway Corp
	$ 11		8.13%, 2/1/2017(e)	5,550	5,883
Semiconductors - 0.88%			Navios Maritime Holdings Inc / Navios Maritime
Advanced Micro Devices Inc			Finance US Inc
7.75%, 8/1/2020	9,310	9,706	8.88%, 11/1/2017	7,915	8,558

See accompanying notes

202

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Transportation (continued)			Electric - 0.95%
PHI Inc			Texas Competitive Electric Holdings Co LLC,
8.63%, 10/15/2018	$ 11,945	$ 12,692	Term Loan
		$ 27,133	3.73%, 10/29/2014(f)	$ 38,727 $	33,358
Trucking & Leasing - 0.10%
Aircastle Ltd			Entertainment - 0.64%
9.75%, 8/1/2018	3,000	3,383	CCM Merger Inc, Term Loan
			7.00%, 2/1/2017(f)	22,300	22,572
TOTAL BONDS		$ 2,813,270
	Principal		Healthcare - Services - 0.91%
	Amount		Aurora Diagnostics Inc, Term Loan
CONVERTIBLE BONDS - 1.01%	(000's)	Value (000's)	6.25%, 4/20/2016(f)	3,052	3,053
Aerospace & Defense - 0.11%			HCA Inc, Term Loan A1
			1.56%, 1/22/2012(f)	4,490	4,481
GenCorp Inc
4.06%, 12/31/2039	3,765	3,916	HCA Inc, Term Loan B1
			2.56%, 11/18/2013(f)	6,530	6,524
Food Service - 0.27%			Multiplan Inc, Term Loan B
			4.75%, 8/26/2017(f)	17,643	17,705
FU JI Food and Catering Services Holdings Ltd
0.00%, 5/2/2011(b),(c),(d)	245,000	9,436		$ 31,763
			Insurance - 1.21%
Pharmaceuticals - 0.00%			Asurion Corp, PIK Term Loan
Vion Pharmaceuticals Inc			6.73%, 7/7/2015(f)	18,987	18,903
0.00%, 2/15/2012(c),(d)	4,500	11	Asurion Corp, Term Loan
			6.75%, 3/31/2015(f)	21,770	22,111
Retail - 0.35%			CNO Financial Group Inc, Term Loan
Asbury Automotive Group Inc			7.50%, 12/31/2016(f)	1,495	1,501
3.00%, 9/15/2012	12,500	12,328		$ 42,515
			Internet - 0.93%
Telecommunications - 0.28%			Level 3 Financing Inc, Bridge Loan
Clearwire Communications LLC / Clearwire			0.00%, 4/11/2017(d),(f),(g),(h)	16,900	16,900
Finance Inc			Open Solutions Inc, Term Loan B
8.25%, 12/1/2040(e)	9,425	9,802	2.40%, 1/23/2014(f)	17,819	15,808
				$ 32,708
TOTAL CONVERTIBLE BONDS		$ 35,493	Lodging - 0.65%
	Principal		Caesars Entertainment Operating Co Inc, Term
SENIOR FLOATING RATE INTERESTS -	Amount		Loan
11.56%	(000's)	Value (000's)	4.72%, 1/28/2015(f)	3,802	3,558
Automobile Parts & Equipment - 0.19%			9.50%, 10/31/2016(f)	18,126	19,202
Hayes Lemmerz International Inc, Term Loan				$ 22,760
12.00%, 12/11/2013(f)	$ 3,155	$ 3,278	Machinery - Diversified - 0.02%
HHI Holdings LLC, Term Loan			Manitowoc Co Inc/The, Term Loan
7.01%, 3/18/2017(f)	3,345	3,341	8.00%, 4/14/2014(f)	685	685
		$ 6,619
Chemicals - 0.24%			Media - 0.88%
Ineos US Finance LLC, Term Loan B2			Univision Communications Inc, Term Loan
7.50%, 12/16/2013(f)	3,862	3,975	4.46%, 3/29/2017(f)	31,349	30,628
Ineos US Finance LLC, Term Loan C2
8.00%, 12/16/2014(f)	4,190	4,334	Pharmaceuticals - 1.14%
		$ 8,309	Grifols SA, Term Loan
Coal - 0.28%			0.00%, 6/4/2016(f),(g)	5,850	5,895
Walter Energy Inc, Term Loan			NBTY Inc, Term Loan
4.00%, 2/3/2018(f)	9,610	9,683	4.25%, 10/1/2017(f)	8,658	8,718
			Quintiles Transnational Corp, Term Loan
Commercial Services - 0.42%			2.31%, 3/31/2013(f)	18,040	17,972
Hertz Corp/The, Term Loan			4.31%, 3/31/2014(f)	7,500	7,491
3.75%, 2/16/2018(f)	1,755	1,769		$ 40,076
3.75%, 2/16/2018(f)	4,500	4,444	Semiconductors - 0.33%
Springboard Finance LLC, Term Loan			Freescale Semiconductor Inc, Term Loan
7.00%, 2/23/2015(f)	8,554	8,610	4.49%, 12/1/2016(f)	11,675	11,665
		$ 14,823
Diversified Financial Services - 0.79%			Software - 0.58%
AGFS Funding Co, Term Loan			First Data Corp, Term Loan B1
7.25%, 4/21/2015(f)	14,740	14,746	2.96%, 12/24/2014(f)	14,209	13,479
Nuveen Investments Inc, Term Loan			First Data Corp, Term Loan B3
12.50%, 7/9/2015(f)	11,930	12,735	2.96%, 9/24/2014(f)	7,121	6,760
		$ 27,481		$ 20,239
			Telecommunications - 1.40%
			EchoStar Corp, Bridge Loan
			0.00%, 1/31/2019(d),(f),(g),(h)	16,900	16,900

See accompanying notes

203

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax
	Principal		cost of investments held as of the period end were as follows:
SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		Unrealized Appreciation	$ 250,757
Telecommunications (continued)			Unrealized Depreciation	(112,138)
EchoStar Corp, Bridge Loan (continued)			Net Unrealized Appreciation (Depreciation)	$ 138,619
0.00%, 6/30/2019(d),(f),(g),(h)	$ 16,900	$ 16,900
			Cost for federal income tax purposes	$ 3,314,746
Intelsat Jackson Holdings SA, Term Loan
3.29%, 2/1/2014 (f)	15,500	15,205	All dollar amounts are shown in thousands (000's)
		$ 49,005	Portfolio Summary (unaudited)
TOTAL SENIOR FLOATING RATE INTERESTS		$ 404,889	Sector	Percent
	Maturity		Financial	20 .62%
	Amount		Communications	17 .33%
REPURCHASE AGREEMENTS - 3.20%	(000's)	Value (000's)	Consumer, Cyclical	15 .39%
Banks - 3.20%			Energy	14 .33%
Investment in Joint Trading Account; Credit Suisse $	22,668	$ 22,668	Consumer, Non-cyclical	11 .02%
Repurchase Agreement; 0.03% dated			Utilities	5 .39%
04/29/11 maturing 05/02/11 (collateralized by			Industrial	5 .24%
US Treasury Strips; $23,121,008; 0.00%;			Technology	4 .56%
dated 08/15/14 - 08/15/37)			Basic Materials	2 .39%
Investment in Joint Trading Account; Deutsche	33,647	33,647	Government	1 .23%
Bank Repurchase Agreement; 0.03% dated			Mortgage Securities	0 .87%
04/29/11 maturing 05/02/11 (collateralized by			Diversified	0 .25%
Sovereign Agency Issues; $34,320,246;			Other Assets in Excess of Liabilities, Net	1 .38%
0.00% - 4.38%; dated 09/15/12 - 10/15/29)			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; JP Morgan	12,396	12,396
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $12,644,301;
0.00% - 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	31,093	31,093
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $31,715,086;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	12,396	12,397
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $12,644,301;
1.11% - 2.38%; dated 06/22/12 - 07/28/15)
$ 112,201
TOTAL REPURCHASE AGREEMENTS		$ 112,201
Total Investments		$ 3,453,365
Other Assets in Excess of Liabilities, Net - 1.38%		$ 48,336
TOTAL NET ASSETS - 100.00%		$ 3,501,701

(a)	Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the security).
(b) Security is Illiquid
(c) Non-Income Producing Security
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $87,122 or 2.49% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,116,505 or 31.88% of net assets.
(f)	Variable Rate. Rate shown is in effect at April 30, 2011.
(g)	This Senior Floating Rate Note will settle after April 30, 2011, at which time the interest rate will be determined.
(h)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.

See accompanying notes

204

Schedule of Investments
High Yield Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
New Flyer Industries Inc	2,733,500	$ 23,687	— $	—	—	$ —	2,733,500 $	23,687
		$ 23,687	$ –			$ –	$ 23,687

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
New Flyer Industries Inc	$ 1,534		$ —			$ —
	$ 1,534		$ —			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

205

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

COMMON STOCKS - 0.68%	Shares Held Value (000's)			Principal
Agriculture - 0.00%				Amount
Eurofresh Inc (a),(b)	43,973 $	36	BONDS (continued)	(000's)	Value (000's)
			Aerospace & Defense (continued)
Automobile Manufacturers - 0.25%			Triumph Group Inc
General Motors Co (a)	52,462	1,683	8.00%, 11/15/2017	$ 532	$ 568
General Motors Co - A Warrants (a)	47,691	1,105	8.63%, 7/15/2018	460	509
General Motors Co - B Warrants (a)	47,691	849			$ 6,039
		$ 3,637	Agriculture - 0.08%
Building Materials - 0.01%			Alliance One International Inc
US Concrete Inc (a)	21,880	213	10.00%, 7/15/2016	1,000	1,023
			Eurofresh Inc
Chemicals - 0.17%			15.00%, 12/31/2016(b),(c)	175	175
LyondellBasell Industries NV (a)	53,781	2,393			$ 1,198
			Airlines - 1.19%
Computers - 0.03%			American Airlines Pass Through Trust 2001-01
Unisys Corp (a)	12,858	382	7.38%, 5/23/2019	219	207
			Continental Airlines 2003-ERJ1 Pass Through
Consumer Products - 0.01%			Trust
Spectrum Brands Holdings Inc (a)	5,896	192	7.88%, 7/2/2018	788	780
			Continental Airlines 2004-ERJ1 Pass Through
Forest Products & Paper - 0.07%			Trust
AbitibiBowater Inc (a)	40,666	1,086	9.56%, 9/1/2019	211	221
			Continental Airlines 2005-ERJ1 Pass Through
Leisure Products & Services - 0.01%			Trust
True Temper Holdings Corp (a),(b),(c)	15,480	124	9.80%, 4/1/2021	466	480
			Continental Airlines 2006-1 Class G Pass Through
Semiconductors - 0.13%			Trust
Magnachip Semiconductor Corp (a),(c)	133,521	1,863	0.66%, 6/2/2013(e)	474	450
			Continental Airlines 2006-ERJ1 Pass Through
TOTAL COMMON STOCKS		$ 9,926	Trust
CONVERTIBLE PREFERRED STOCKS -			9.32%, 11/1/2019(d)	291	286
0.04%	Shares Held Value (000's)		Continental Airlines Inc
Automobile Manufacturers - 0.04%			6.75%, 9/15/2015(d)	7,710	7,767
General Motors Co	11,000	548	Delta Air Lines 2007-1 Class B Pass Through Trust
			8.02%, 8/10/2022	651	664
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 548	Delta Air Lines 2007-1 Class C Pass Through Trust
PREFERRED STOCKS - 0.36%	Shares Held Value (000's)		8.95%, 8/10/2014	184	190
Agriculture - 0.00%			Delta Air Lines Inc
Eurofresh Inc (a),(b)	62	62	9.50%, 9/15/2014(d)	1,192	1,278
			Northwest Airlines 2007-1 Class A Pass Through
Banks - 0.30%			Trust
CoBank ACB 11.00%; Series D (c)	60,000	3,321	7.03%, 11/1/2019	2,364	2,431
CoBank ACB 7.00% (c),(d)	20,000	954	UAL 2007-1 Pass Through Trust
		$ 4,275	6.64%, 7/2/2022	82	81
Diversified Financial Services - 0.06%			7.34%, 7/2/2019	427	420
Citigroup Capital XIII	31,200	866	UAL 2009-2A Pass Through Trust
			9.75%, 1/15/2017	1,052	1,191
TOTAL PREFERRED STOCKS		$ 5,203	UAL 2009-2B Pass Through Trust
			12.00%, 1/15/2016(d)	733	784
	Principal
	Amount				$ 17,230
BONDS - 87.18%	(000's)	Value (000's)	Apparel - 0.35%
Advertising - 0.11%			Hanesbrands Inc
Affinion Group Inc			6.38%, 12/15/2020	4,000	3,960
7.88%, 12/15/2018(d)	$ 475	$ 452	Quiksilver Inc
Lamar Media Corp			6.88%, 4/15/2015	1,200	1,183
7.88%, 4/15/2018	200	215			$ 5,143
Sitel LLC / Sitel Finance Corp			Automobile Manufacturers - 0.68%
11.50%, 4/1/2018(d)	1,045	985	Ford Motor Co
		$ 1,652	7.75%, 6/15/2043	500	533
Aerospace & Defense - 0.42%			8.90%, 1/15/2032	325	381
Alliant Techsystems Inc			9.22%, 9/15/2021	500	593
6.88%, 9/15/2020	650	682	9.98%, 2/15/2047	1,560	1,940
Esterline Technologies Corp			Navistar International Corp
7.00%, 8/1/2020	750	801	8.25%, 11/1/2021	5,800	6,467
GenCorp Inc					$ 9,914
9.50%, 8/15/2013	700	703	Automobile Parts & Equipment - 0.10%
Kratos Defense & Security Solutions Inc			Commercial Vehicle Group Inc
			7.88%, 4/15/2019(d)	320	327
10.00%, 6/1/2017	540	593
10.00%, 6/1/2017(d)	1,100	1,207	Goodyear Tire & Rubber Co/The
Spirit Aerosystems Inc			10.50%, 5/15/2016	53	60
6.75%, 12/15/2020	952	976

See accompanying notes

206

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Automobile Parts & Equipment (continued)			Building Materials (continued)
Pittsburgh Glass Works LLC			Texas Industries Inc
8.50%, 4/15/2016(d)	$ 300 $	313	9.25%, 8/15/2020	$ 975 $	1,051
Titan International Inc			USG Corp
7.88%, 10/1/2017(d)	650	699	6.30%, 11/15/2016	840	802
	$ 1,399		8.38%, 10/15/2018(d)	4,375	4,594
Banks - 3.66%			9.75%, 8/1/2014(d)	3,015	3,286
Ally Financial Inc			9.75%, 1/15/2018(e)	585	616
6.25%, 12/1/2017(d)	2,625	2,737		$ 24,440
7.50%, 9/15/2020(d)	1,905	2,076	Chemicals - 2.07%
8.00%, 12/31/2018	3,880	4,287	CF Industries Inc
8.00%, 3/15/2020	7,290	8,192	6.88%, 5/1/2018	3,275	3,697
8.00%, 11/1/2031	6,711	7,567	7.13%, 5/1/2020	450	515
Bank of America Corp			Chemtura Corp
8.00%, 12/29/2049(e)	1,850	2,001	7.88%, 9/1/2018(d)	864	927
8.13%, 12/29/2049(e)	1,120	1,212	Hexion US Finance Corp / Hexion Nova Scotia
BankAmerica Capital II			Finance ULC
8.00%, 12/15/2026	142	146	8.88%, 2/1/2018	1,655	1,796
BankAmerica Institutional Capital B			Huntsman International LLC
7.70%, 12/31/2026(d)	525	536	8.63%, 3/15/2020	895	1,007
Barclays Bank PLC			8.63%, 3/15/2021(d)	1,675	1,880
5.93%, 12/31/2049(d),(e)	815	778	Lyondell Chemical Co
7.43%, 12/31/2049(d),(e)	1,600	1,661	8.00%, 11/1/2017(d)	4,070	4,538
Capital One Capital V			11.00%, 5/1/2018	2,800	3,164
10.25%, 8/15/2039	1,500	1,620	Momentive Performance Materials Inc
Capital One Capital VI			9.00%, 1/15/2021(d)	6,970	7,510
8.88%, 5/15/2040	350	370	Nexeo Solutions LLC / Nexeo Solutions Finance
CIT Group Inc			Corp
6.63%, 4/1/2018(d)	3,195	3,432	8.38%, 3/1/2018(d)	135	140
7.00%, 5/1/2016	5,654	5,696	Omnova Solutions Inc
7.00%, 5/1/2017	8,779	8,851	7.88%, 11/1/2018(d)	180	184
NB Capital Trust II			PolyOne Corp
7.83%, 12/15/2026	200	205	7.38%, 9/15/2020	3,550	3,787
NB Capital Trust IV			Rain CII Carbon LLC / CII Carbon Corp
8.25%, 4/15/2027	400	411	8.00%, 12/1/2018(d)	850	893
Wachovia Capital Trust III				$ 30,038
5.80%, 3/29/2049	1,419	1,311	Coal - 0.85%
	$ 53,089		Arch Coal Inc
Beverages - 0.19%			8.75%, 8/1/2016	4,655	5,214
Constellation Brands Inc			Arch Western Finance LLC
7.25%, 5/15/2017	1,050	1,145	6.75%, 7/1/2013	1,124	1,131
8.38%, 12/15/2014	350	398	Consol Energy Inc
Cott Beverages Inc			6.38%, 3/1/2021(d)	400	402
8.13%, 9/1/2018	915	981	8.00%, 4/1/2017	800	884
Pernod-Ricard SA			8.25%, 4/1/2020	675	753
5.75%, 4/7/2021(d)	225	231	Foresight Energy LLC / Foresight Energy Corp
	$ 2,755		9.63%, 8/15/2017(d)	975	1,055
Biotechnology - 0.08%			James River Escrow Inc
FMC Finance III SA			7.88%, 4/1/2019(d)	250	262
6.88%, 7/15/2017	592	630	Murray Energy Corp
Talecris Biotherapeutics Holdings Corp			10.25%, 10/15/2015(d)	955	1,027
7.75%, 11/15/2016	500	550	Patriot Coal Corp
	$ 1,180		8.25%, 4/30/2018	700	753
Building Materials - 1.68%			Penn Virginia Resource Partners LP / Penn
Building Materials Corp of America			Virginia Resource Finance Corp
6.75%, 5/1/2021(d)	900	912	8.25%, 4/15/2018	800	856
Calcipar SA				$ 12,337
6.88%, 5/1/2018(d)	600	615	Commercial Services - 4.49%
Cemex SAB de CV			ACE Cash Express Inc
5.30%, 9/30/2015(d),(e)	1,000	991	11.00%, 2/1/2019(d)	900	909
9.00%, 1/11/2018(d)	650	674	ARAMARK Holdings Corp
Gibraltar Industries Inc			8.63%, 5/1/2016(d)	3,490	3,586
8.00%, 12/1/2015(e)	300	307	Avis Budget Car Rental LLC / Avis Budget
Masco Corp			Finance Inc
6.13%, 10/3/2016	3,025	3,127	9.63%, 3/15/2018	1,950	2,164
Nortek Inc			Block Financial LLC
8.50%, 4/15/2021(d)	1,000	997	5.13%, 10/30/2014	1,250	1,309
Ply Gem Industries Inc			7.88%, 1/15/2013	250	272
8.25%, 2/15/2018(d)	6,295	6,468	Cadmus Communications Corp
			8.38%, 6/15/2014	600	562

See accompanying notes

207

Schedule of Investments High Yield Fund I

April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Commercial Services (continued)			Computers (continued)
Catalent Pharma Solutions Inc			SunGard Data Systems Inc (continued)
9.50%, 4/15/2015	$ 668 $	683	10.63%, 5/15/2015	$ 1,665 $	1,831
Cenveo Corp				$ 12,519
8.88%, 2/1/2018	1,500	1,508	Consumer Products - 0.98%
10.50%, 8/15/2016(d)	1,500	1,522	American Achievement Corp
Ceridian Corp			10.88%, 4/15/2016(d)	1,430	1,416
11.25%, 11/15/2015(e)	2,830	2,943	Armored Autogroup Inc
12.25%, 11/15/2015	7,724	8,110	9.25%, 11/1/2018(d)	2,000	2,050
Deluxe Corp			Reynolds Group Issuer Inc / Reynolds Group Issuer
7.00%, 3/15/2019(d)	575	579	LLC / Reynolds Group Issuer (Luxembourg) S.A.
7.38%, 6/1/2015	650	674	6.88%, 2/15/2021(d)	2,925	3,016
Ford Holdings LLC			7.13%, 4/15/2019(d)	700	730
9.30%, 3/1/2030	4,838	6,039	8.25%, 2/15/2021(d)	800	813
9.38%, 3/1/2020	1,060	1,258	8.50%, 5/15/2018(d)	1,450	1,493
FTI Consulting Inc			9.00%, 4/15/2019(d)	2,870	3,024
6.75%, 10/1/2020(d)	685	699	Spectrum Brands Holdings Inc
Garda World Security Corp			12.00%, 8/28/2019	1,448	1,622
9.75%, 3/15/2017(d)	375	402		$ 14,164
Geo Group Inc/The			Distribution & Wholesale - 0.37%
6.63%, 2/15/2021(d)	432	431	ACE Hardware Corp
Great Lakes Dredge & Dock Corp			9.13%, 6/1/2016(d)	2,000	2,158
7.38%, 2/1/2019(d)	250	256	Intcomex Inc
Hertz Corp/The			13.25%, 12/15/2014	1,220	1,284
6.75%, 4/15/2019(d)	1,440	1,469	McJunkin Red Man Corp
Interactive Data Corp			9.50%, 12/15/2016(d)	1,870	1,921
10.25%, 8/1/2018(d)	400	446
				$ 5,363
Iron Mountain Inc			Diversified Financial Services - 5.22%
8.00%, 6/15/2020	500	524	Citigroup Capital XXI
8.38%, 8/15/2021	500	532	8.30%, 12/21/2057	1,000	1,039
KAR Auction Services Inc			CNG Holdings Inc/OH
4.30%, 5/1/2014(e)	425	424	12.25%, 2/15/2015(d)	570	630
Knowledge Learning Corp			Community Choice Financial Inc
7.75%, 2/1/2015(d)	3,665	3,665	10.75%, 5/1/2019(d)	490	502
Lender Processing Services Inc			Countrywide Capital III
8.13%, 7/1/2016	3,700	3,811	8.05%, 6/15/2027	1,775	1,848
Rent-A-Center Inc/TX			El Paso Performance-Linked Trust
6.63%, 11/15/2020(d)	600	601	7.75%, 7/15/2011(d)	1,250	1,263
RSC Equipment Rental Inc/RSC Holdings III LLC			Ford Motor Credit Co LLC
8.25%, 2/1/2021(d)	3,055	3,223
			5.75%, 2/1/2021	600	613
9.50%, 12/1/2014	2,317	2,427	6.63%, 8/15/2017	3,730	4,107
10.25%, 11/15/2019	1,240	1,423	8.00%, 12/15/2016	4,700	5,463
Seminole Indian Tribe of Florida			8.13%, 1/15/2020	12,735	15,126
7.75%, 10/1/2017(d)	4,900	5,243
			Holly Energy Partners LP/Holly Energy Finance
Service Corp International/US			Corp
7.00%, 5/15/2019	1,000	1,063	6.25%, 3/1/2015(c)	2,650	2,650
Stewart Enterprises Inc			8.25%, 3/15/2018(c),(d)	500	535
6.50%, 4/15/2019(d)	240	242
			Icahn Enterprises LP / Icahn Enterprises Finance
United Rentals North America Inc			Corp
8.38%, 9/15/2020	4,045	4,308	7.75%, 1/15/2016	8,820	9,085
10.88%, 6/15/2016	900	1,047	8.00%, 1/15/2018	1,655	1,709
Valassis Communications Inc			ILFC E-Capital Trust II
6.63%, 2/1/2021(d)	850	844	6.25%, 12/21/2065(d),(e)	1,025	882
	$ 65,198		International Lease Finance Corp
Computers - 0.86%			5.65%, 6/1/2014	1,965	2,002
iGate Corp			7.13%, 9/1/2018(d)	5,435	5,843
9.00%, 5/1/2016(d)	1,645	1,686	8.25%, 12/15/2020	1,000	1,115
Seagate HDD Cayman			8.63%, 9/15/2015(d)	3,715	4,087
6.88%, 5/1/2020(d)	665	675	8.88%, 9/1/2017	2,485	2,833
7.75%, 12/15/2018(d)	1,200	1,272	9.00%, 3/15/2017(d),(e)	4,175	4,696
Seagate Technology HDD Holdings			Landry's Holdings Inc
6.80%, 10/1/2016	1,250	1,334	11.50%, 6/1/2014(d)	380	376
Stratus Technologies Inc			Milacron Escrow Corp
12.00%, 3/29/2015(d)	600	561	0.00%, 5/15/2011(a),(b),(c)	188	—
Stream Global Services Inc			Oppenheimer Holdings Inc
11.25%, 10/1/2014	350	377	8.75%, 4/15/2018(d)	790	826
SunGard Data Systems Inc			SLM Corp
7.38%, 11/15/2018(d)	1,160	1,198	6.25%, 1/25/2016	3,400	3,605
7.63%, 11/15/2020(d)	2,320	2,419	8.45%, 6/15/2018	1,025	1,163
10.25%, 8/15/2015	1,110	1,166

See accompanying notes

208

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Springleaf Finance Corp			NXP BV / NXP Funding LLC
6.90%, 12/15/2017	$ 2,603 $	2,440	3.03%, 10/15/2013(e)	$ 1,700 $	1,692
UPCB Finance III Ltd			9.75%, 8/1/2018(d)	2,290	2,651
6.63%, 7/1/2020(d)	1,300	1,279	Sanmina-SCI Corp
	$ 75,717		3.06%, 6/15/2014(d),(e)	520	515
Electric - 5.21%			6.75%, 3/1/2013	500	502
AES Eastern Energy LP			Viasystems Inc
9.67%, 1/2/2029	2,000	1,442	12.00%, 1/15/2015(d)	1,202	1,349
Calpine Construction Finance Co LP and CCFC				$ 9,195
Finance Corp			Engineering & Construction - 0.05%
8.00%, 6/1/2016(d)	750	821	Dycom Investments Inc
Calpine Corp			7.13%, 1/15/2021(d)	175	181
7.25%, 10/15/2017(d)	7,124	7,480	Tutor Perini Corp
7.50%, 2/15/2021(d)	4,800	5,076	7.63%, 11/1/2018(d)	600	612
Dynegy Holdings Inc				$ 793
7.13%, 5/15/2018	2,250	1,654	Entertainment - 2.83%
7.50%, 6/1/2015	2,625	2,310	Cedar Fair LP/Canada's Wonderland Co/Magnum
7.63%, 10/15/2026	92	67	Management Corp
7.75%, 6/1/2019	4,638	3,617	9.13%, 8/1/2018(d)	2,745	2,992
Dynegy Roseton/Danskammer Pass Through Trust			Choctaw Resort Development Enterprise
Series B			7.25%, 11/15/2019(d)	632	487
7.67%, 11/8/2016	6,693	6,261	Chukchansi Economic Development Authority
Edison Mission Energy			8.00%, 11/15/2013(d)	1,943	1,554
7.00%, 5/15/2017	2,000	1,585	FireKeepers Development Authority
7.20%, 5/15/2019	8,040	6,291	13.88%, 5/1/2015(d)	4,850	5,711
7.63%, 5/15/2027	6,065	4,503	Isle of Capri Casinos Inc
7.75%, 6/15/2016	1,600	1,376	7.00%, 3/1/2014	1,200	1,203
Energy Future Holdings Corp			7.75%, 3/15/2019(d)	1,800	1,836
10.88%, 11/1/2017	109	103	Mashantucket Western Pequot Tribe
Energy Future Intermediate Holding Co LLC /			0.00%, 11/15/2015(a),(d)	2,520	315
EFIH Finance Inc			NAI Entertainment Holdings LLC
10.00%, 12/1/2020	4,781	5,140	8.25%, 12/15/2017(d)	475	513
GenOn Energy Inc			Palace Entertainment Holdings LLC / Palace
7.63%, 6/15/2014	2,910	3,048	Entertainment Holdings Corp
7.88%, 6/15/2017	1,500	1,515	8.88%, 4/15/2017(d)	750	778
9.88%, 10/15/2020(d)	1,160	1,241	Peninsula Gaming LLC / Peninsula Gaming Corp
Homer City Funding LLC			8.38%, 8/15/2015	750	803
8.14%, 10/1/2019	416	377	8.38%, 8/15/2015(d)	500	535
Ipalco Enterprises Inc			10.75%, 8/15/2017(d)	250	276
7.25%, 4/1/2016(d)	1,840	2,006	10.75%, 8/15/2017	1,650	1,823
Midwest Generation LLC			Pinnacle Entertainment Inc
8.56%, 1/2/2016	2,366	2,432	8.63%, 8/1/2017	500	550
NRG Energy Inc			8.75%, 5/15/2020	1,350	1,451
7.38%, 2/1/2016	1,000	1,038	Pokagon Gaming Authority
7.38%, 1/15/2017	500	523	10.38%, 6/15/2014(d)	4,634	4,779
7.63%, 1/15/2018(d)	9,060	9,513	Production Resource Group Inc
8.25%, 9/1/2020	1,885	1,984	8.88%, 5/1/2019(d)	525	541
Public Service Co of New Mexico			Shingle Springs Tribal Gaming Authority
7.95%, 5/15/2018	200	226	9.38%, 6/15/2015(d)	1,775	1,243
Texas Competitive Electric Holdings Co LLC /			Speedway Motorsports Inc
TCEH Finance Inc			6.75%, 2/1/2019(d)	750	759
10.25%, 11/1/2015(e)	450	290	8.75%, 6/1/2016	1,400	1,533
11.50%, 10/1/2020(d)	3,675	3,776	Universal City Development Partners Ltd / UCDP
	$ 75,695		Finance Inc
Electrical Components & Equipment - 0.14%			8.88%, 11/15/2015	415	457
Belden Inc			10.88%, 11/15/2016	1,725	1,966
7.00%, 3/15/2017	200	207	WMG Acquisition Corp
9.25%, 6/15/2019	400	447	7.38%, 4/15/2014	500	500
General Cable Corp			9.50%, 6/15/2016	7,868	8,379
2.68%, 4/1/2015(e)	750	739	WMG Holdings Corp
International Wire Group Inc			9.50%, 12/15/2014	150	153
9.75%, 4/15/2015(d)	535	570		$ 41,137
	$ 1,963		Environmental Control - 0.04%
Electronics - 0.63%			WCA Waste Corp
Da-Lite Screen Co Inc			9.25%, 6/15/2014(c)	500	514
12.50%, 4/1/2015	750	844
Kemet Corp			Food - 0.85%
10.50%, 5/1/2018	1,450	1,642	Blue Merger Sub Inc
			7.63%, 2/15/2019(d)	2,975	3,046

See accompanying notes

209

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food (continued)			Healthcare - Services (continued)
Dole Food Co Inc			IASIS Healthcare LLC / IASIS Capital Corp
8.00%, 10/1/2016(d)	$ 775 $	828	8.38%, 5/15/2019(d),(f)	$ 3,300 $	3,349
13.88%, 3/15/2014	377	459	Multiplan Inc
Ingles Markets Inc			9.88%, 9/1/2018(d)	950	1,028
8.88%, 5/15/2017	1,600	1,728	OnCure Holdings Inc
Pilgrim's Pride Corp			11.75%, 5/15/2017	600	624
7.88%, 12/15/2018(d)	570	534	Radiation Therapy Services Inc
Simmons Foods Inc			9.88%, 4/15/2017	700	714
10.50%, 11/1/2017(d)	250	270	Select Medical Corp
Smithfield Foods Inc			7.63%, 2/1/2015	750	770
7.75%, 7/1/2017	1,200	1,293	Tenet Healthcare Corp
SUPERVALU Inc			8.88%, 7/1/2019	2,595	2,933
8.00%, 5/1/2016	4,000	4,155	9.00%, 5/1/2015	125	136
	$ 12,313		9.25%, 2/1/2015(e)	1,210	1,325
Forest Products & Paper - 1.03%			10.00%, 5/1/2018	125	145
Abitibi Unsecured Notes Claims			Vanguard Health Holding Co II LLC / Vanguard
0.00%, 6/15/2011(a),(b),(c)	533	5	Holding Co II Inc
0.00%, 6/20/2013(a),(b),(c)	780	8	7.75%, 2/1/2019(d)	800	832
0.00%, 4/1/2015(a),(b),(c)	2,313	23	8.00%, 2/1/2018(d)	700	730
0.00%, 4/1/2028(a),(b),(c)	320	3		$ 32,487
0.00%, 8/1/2030(a),(b),(c)	85	1	Holding Companies - Diversified - 0.08%
AbitibiBowater Inc			Tops Holding Corp / Tops Markets LLC
10.25%, 10/15/2018(d)	1,640	1,812	10.13%, 10/15/2015	1,100	1,182
Appleton Papers Inc
10.50%, 6/15/2015(d)	690	728	Home Builders - 1.14%
Boise Paper Holdings LLC / Boise Co-Issuer Co			Beazer Homes USA Inc
8.00%, 4/1/2020	500	543	8.13%, 6/15/2016	800	790
Bowater Unsecured Notes Claims			9.13%, 6/15/2018	2,099	2,094
0.00%, 11/15/2011(a),(b),(c)	700	221	9.13%, 5/15/2019(d)	1,970	1,965
Cascades Inc			DR Horton Inc
7.75%, 12/15/2017	895	955	5.63%, 1/15/2016	1,175	1,193
7.88%, 1/15/2020	300	320	K Hovnanian Enterprises Inc
Domtar Corp			10.63%, 10/15/2016	1,435	1,528
7.13%, 8/15/2015	363	399	Lennar Corp
Georgia-Pacific LLC			5.60%, 5/31/2015	150	149
7.13%, 1/15/2017(d)	1,050	1,116	6.95%, 6/1/2018	1,930	1,896
NewPage Corp			12.25%, 6/1/2017	765	945
10.00%, 5/1/2012	1,500	883	M/I Homes Inc
11.38%, 12/31/2014	5,450	5,423	8.63%, 11/15/2018(d)	850	846
PE Paper Escrow GmbH			Standard Pacific Corp
12.00%, 8/1/2014(d)	2,195	2,535	8.38%, 5/15/2018(d)	2,645	2,738
	$ 14,975		8.38%, 1/15/2021(d)	2,040	2,101
Healthcare - Products - 0.53%			10.75%, 9/15/2016	200	234
Biomet Inc				$ 16,479
10.00%, 10/15/2017	705	779	Housewares - 0.02%
10.38%, 10/15/2017	2,570	2,856	American Standard Americas
11.63%, 10/15/2017	3,595	4,080	10.75%, 1/15/2016(d)	225	240
	$ 7,715
Healthcare - Services - 2.24%			Insurance - 1.38%
Aviv Healthcare Properties LP			American International Group Inc
7.75%, 2/15/2019(d)	900	949	8.18%, 5/15/2068	2,500	2,800
Capella Healthcare Inc			Genworth Financial Inc
9.25%, 7/1/2017(d)	475	512	6.15%, 11/15/2066(e)	525	404
Community Health Systems Inc			7.20%, 2/15/2021	200	201
8.88%, 7/15/2015	1,344	1,374	HUB International Holdings Inc
DaVita Inc			10.25%, 6/15/2015(d)	3,000	3,120
6.38%, 11/1/2018	600	614	ILFC E-Capital Trust I
6.63%, 11/1/2020	600	616	5.97%, 12/21/2065(d),(e)	2,200	1,836
HCA Inc			Liberty Mutual Group Inc
5.75%, 3/15/2014	441	452	7.80%, 3/15/2037(d)	1,900	1,928
6.38%, 1/15/2015	1,058	1,090	10.75%, 6/15/2058(d),(e)	5,925	8,058
7.05%, 12/1/2027	465	412	USI Holdings Corp
7.50%, 12/15/2023	1,285	1,205	4.19%, 11/15/2014(c),(d),(e)	160	155
7.69%, 6/15/2025	1,430	1,353	9.75%, 5/15/2015(d)	1,556	1,595
8.50%, 4/15/2019	6,273	6,963		$ 20,097
9.25%, 11/15/2016	3,100	3,325	Internet - 0.20%
Health Management Associates Inc			Cogent Communications Group Inc
6.13%, 4/15/2016	1,000	1,036	8.38%, 2/15/2018(d)	875	908

See accompanying notes

210

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Internet (continued)			Machinery - Construction & Mining (continued)
eAccess Ltd			Terex Corp
8.25%, 4/1/2018(d)	$ 325 $	329	8.00%, 11/15/2017	$ 1,680 $	1,777
Equinix Inc				$ 2,118
8.13%, 3/1/2018	680	736	Machinery - Diversified - 0.92%
UPC Holding BV			Case New Holland Inc
9.88%, 4/15/2018(d)	885	985	7.88%, 12/1/2017(d)	7,125	7,962
	$ 2,958		Columbus McKinnon Corp/NY
Iron & Steel - 0.69%			7.88%, 2/1/2019(d)	280	289
AK Steel Corp			Liberty Tire Recycling
7.63%, 5/15/2020	410	431	11.00%, 10/1/2016(d)	600	672
APERAM			Manitowoc Co Inc/The
7.38%, 4/1/2016(d)	350	361	8.50%, 11/1/2020	3,655	4,002
7.75%, 4/1/2018(d)	700	725	Stewart & Stevenson LLC / Stewart & Stevenson
Essar Steel Algoma Inc			Funding Corp
9.38%, 3/15/2015(d)	285	285	10.00%, 7/15/2014	400	408
JMC Steel Group				$ 13,333
8.25%, 3/15/2018(d)	450	471	Media - 7.31%
Steel Dynamics Inc			Barrington Broadcasting Group LLC and
7.63%, 3/15/2020	500	547	Barrington Broadcasting Capital Corp
Tube City IMS Corp			10.50%, 8/15/2014	250	246
9.75%, 2/1/2015	3,395	3,535	Block Communications Inc
United States Steel Corp			8.25%, 12/15/2015(d)	2,785	2,862
6.65%, 6/1/2037	1,535	1,378	Bresnan Broadband Holdings LLC
7.00%, 2/1/2018	260	273	8.00%, 12/15/2018(d)	250	266
7.38%, 4/1/2020	1,925	2,031	Cablevision Systems Corp
	$ 10,037		8.00%, 4/15/2020	1,195	1,314
Leisure Products & Services - 0.10%			CCH II LLC / CCH II Capital Corp
Royal Caribbean Cruises Ltd			13.50%, 11/30/2016	2,715	3,275
6.88%, 12/1/2013	106	114	CCO Holdings LLC / CCO Holdings Capital Corp
7.25%, 6/15/2016	502	536	7.00%, 1/15/2019(d)	1,025	1,071
11.88%, 7/15/2015	696	854	7.00%, 1/15/2019	2,205	2,310
	$ 1,504		7.25%, 10/30/2017	4,418	4,705
Lodging - 3.16%			7.88%, 4/30/2018	640	694
Ameristar Casinos Inc			8.13%, 4/30/2020	4,315	4,800
7.50%, 4/15/2021(d)	1,375	1,408	Cengage Learning Acquisitions Inc
Caesars Entertainment Operating Co Inc			10.50%, 1/15/2015(d),(e)	3,950	4,059
5.63%, 6/1/2015	4,775	4,011	Cequel Communications Holdings I LLC and
11.25%, 6/1/2017	1,000	1,140	Cequel Capital Corp
12.75%, 4/15/2018(d)	2,550	2,601	8.63%, 11/15/2017(d)	8,572	9,194
CityCenter Holdings LLC / CityCenter Finance			Charter Communications Operating LLC / Charter
Corp			Communications Operating Capital
7.63%, 1/15/2016(d)	5,985	6,239	10.87%, 9/15/2014(d),(e)	1,800	2,011
10.75%, 1/15/2017(d)	6,030	6,346	Citadel Broadcasting Corp
Mandalay Resort Group			7.75%, 12/15/2018(d)	2,455	2,658
7.63%, 7/15/2013	1,200	1,206	Clear Channel Communications Inc
MGM Resorts International			9.00%, 3/1/2021(d)	2,100	2,137
5.88%, 2/27/2014	66	64	10.75%, 8/1/2016	9,960	9,686
6.63%, 7/15/2015	5,674	5,469	Clear Channel Worldwide Holdings Inc
7.50%, 6/1/2016	3,268	3,170	9.25%, 12/15/2017	2,625	2,920
7.63%, 1/15/2017	1,635	1,578	9.25%, 12/15/2017	475	528
9.00%, 3/15/2020	1,275	1,422	CSC Holdings LLC
10.00%, 11/1/2016(d)	1,950	2,101	7.63%, 7/15/2018	600	658
11.38%, 3/1/2018	1,000	1,140	7.88%, 2/15/2018	350	388
San Pasqual Casino			8.63%, 2/15/2019	51	59
8.00%, 9/15/2013(d)	3,436	3,431	DISH DBS Corp
Seminole Hard Rock Entertainment Inc			7.75%, 5/31/2015	5,380	5,864
2.81%, 3/15/2014(d),(e)	2,750	2,688	7.88%, 9/1/2019	1,000	1,082
Sugarhouse HSP Gaming Prop Mezz LP /			Fisher Communications Inc
Sugarhouse HSP Gaming Finance Corp			8.63%, 9/15/2014	378	387
8.63%, 4/15/2016(b),(d)	175	179	Gannett Co Inc
Wynn Las Vegas LLC / Wynn Las Vegas Capital			6.38%, 9/1/2015(d)	200	207
Corp			7.13%, 9/1/2018(d)	3,915	3,925
7.75%, 8/15/2020	1,500	1,639	9.38%, 11/15/2017	3,925	4,416
	$ 45,832		McClatchy Co/The
Machinery - Construction & Mining - 0.15%			11.50%, 2/15/2017	1,150	1,256
Boart Longyear Management Pty Ltd			Media General Inc
7.00%, 4/1/2021(d)	330	341	11.75%, 2/15/2017	1,250	1,269
			Mediacom LLC / Mediacom Capital Corp
			9.13%, 8/15/2019	2,761	2,996

See accompanying notes

211

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Oil & Gas (continued)
Nexstar Broadcasting Inc			ATP Oil & Gas Corp/United States
0.50%, 1/15/2014	$ 753 $	752	11.88%, 5/1/2015	$ 10,805 $	11,237
7.00%, 1/15/2014	247	247	Bill Barrett Corp
Nielsen Finance LLC / Nielsen Finance Co			9.88%, 7/15/2016	1,000	1,137
11.50%, 5/1/2016	636	752	Brigham Exploration Co
Quebecor Media Inc			8.75%, 10/1/2018	450	502
7.75%, 3/15/2016	1,500	1,558	Calumet Specialty Products Partners LP/Calumet
Sinclair Television Group Inc			Finance Corp
8.38%, 10/15/2018	1,000	1,070	9.38%, 5/1/2019(d)	450	470
Sirius XM Radio Inc			Chesapeake Energy Corp
8.75%, 4/1/2015(d)	3,130	3,506	6.13%, 2/15/2021	4,680	4,832
9.75%, 9/1/2015(d)	1,300	1,463	6.63%, 8/15/2020	2,335	2,516
Unitymedia Hessen GmbH & Co KG / Unitymedia			6.88%, 8/15/2018	1,630	1,781
NRW GmbH			9.50%, 2/15/2015	4,395	5,291
8.13%, 12/1/2017(d)	1,400	1,480	Cimarex Energy Co
Univision Communications Inc			7.13%, 5/1/2017	2,555	2,702
6.88%, 5/15/2019(d),(f)	1,150	1,154	Citgo Petroleum Corp
7.88%, 11/1/2020(d)	2,000	2,130	11.50%, 7/1/2017(d)	1,325	1,560
8.50%, 5/15/2021(d)	2,475	2,568	Comstock Resources Inc
Videotron Ltee			7.75%, 4/1/2019	250	257
9.13%, 4/15/2018	3,345	3,746	8.38%, 10/15/2017	2,396	2,528
XM Satellite Radio Inc			Continental Resources Inc/OK
7.63%, 11/1/2018(d)	5,820	6,198	7.13%, 4/1/2021	300	319
13.00%, 8/1/2013(d)	1,860	2,209	7.38%, 10/1/2020	1,225	1,320
	$ 106,076		Denbury Resources Inc
Metal Fabrication & Hardware - 0.19%			6.38%, 8/15/2021	1,000	1,030
Mueller Water Products Inc			Energy XXI Gulf Coast Inc
7.38%, 6/1/2017	2,435	2,417	7.75%, 6/15/2019(d)	350	358
Wolverine Tube Inc			EXCO Resources Inc
0.00%, 3/31/2012(a),(b),(c)	982	373	7.50%, 9/15/2018	5,930	6,012
	$ 2,790		Forest Oil Corp
Mining - 0.86%			7.25%, 6/15/2019	2,990	3,110
Aleris International Inc			Gibson Energy ULC / GEP Midstream Finance
7.63%, 2/15/2018(d)	700	718	Corp
FMG Resources August 2006 Pty Ltd			10.00%, 1/15/2018	875	925
6.88%, 2/1/2018(d)	500	528	11.75%, 5/27/2014	925	1,031
7.00%, 11/1/2015(d)	8,750	9,231	Hilcorp Energy I LP/Hilcorp Finance Co
Noranda Aluminum Acquisition Corp			7.63%, 4/15/2021(d)	1,020	1,071
5.19%, 5/15/2015(e)	1,802	1,752	8.00%, 2/15/2020(d)	900	965
Taseko Mines Ltd			Holly Corp
7.75%, 4/15/2019	225	232	9.88%, 6/15/2017	690	778
	$ 12,461		Linn Energy LLC/Linn Energy Finance Corp
			7.75%, 2/1/2021(d)	3,715	3,980
Miscellaneous Manufacturing - 0.62%
Colt Defense LLC / Colt Finance Corp			8.63%, 4/15/2020	2,555	2,823
8.75%, 11/15/2017(d)	874	730	Newfield Exploration Co
Eastman Kodak Co			6.63%, 9/1/2014	930	950
9.75%, 3/1/2018(d)	3,365	3,314	6.88%, 2/1/2020	750	793
FGI Holding Co Inc			7.13%, 5/15/2018	500	535
11.25%, 10/1/2015(d)	916	925	NFR Energy LLC/NFR Energy Finance Corp
Harland Clarke Holdings Corp			9.75%, 2/15/2017(d)	1,400	1,386
6.00%, 5/15/2015 (e)	2,450	2,236	9.75%, 2/15/2017(d)	1,800	1,782
Hexcel Corp			Ocean Rig UDW Inc
			9.50%, 4/27/2016(d)	2,000	1,990
6.75%, 2/1/2015	140	143
JB Poindexter & Co Inc			Parker Drilling Co
8.75%, 3/15/2014	865	876	9.13%, 4/1/2018	1,250	1,384
SPX Corp			Penn Virginia Corp
6.88%, 9/1/2017(d)	475	508	7.25%, 4/15/2019	375	378
Trimas Corp			10.38%, 6/15/2016	610	692
9.75%, 12/15/2017	300	330	Petrohawk Energy Corp
			7.25%, 8/15/2018(d)	1,275	1,355
	$ 9,062
Mortgage Backed Securities - 0.16%			7.25%, 8/15/2018	1,360	1,445
Banc of America Large Loan Inc			Pioneer Natural Resources Co
1.97%, 11/15/2013(d),(e)	2,453	2,344	5.88%, 7/15/2016	1,245	1,321
			7.50%, 1/15/2020	889	1,007
Oil & Gas - 7.23%			Plains Exploration & Production Co
Alta Mesa Holdings / Alta Mesa Finance Services			6.63%, 5/1/2021	945	951
Corp			7.63%, 6/1/2018	1,550	1,662
9.63%, 10/15/2018(d)	1,150	1,179	7.63%, 4/1/2020	500	536
			8.63%, 10/15/2019	960	1,069

See accompanying notes

212

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals - 1.81%
Precision Drilling Corp			Elan Finance PLC / Elan Finance Corp
6.63%, 11/15/2020(d)	$ 740 $	766	8.75%, 10/15/2016	$ 1,800 $	1,924
QEP Resources Inc			8.75%, 10/15/2016(d)	1,500	1,599
6.88%, 3/1/2021	1,325	1,428	Giant Funding Corp
Quicksilver Resources Inc			8.25%, 2/1/2018(d)	400	415
11.75%, 1/1/2016	2,770	3,241	Mylan Inc/PA
Range Resources Corp			7.63%, 7/15/2017(d)	1,395	1,528
6.75%, 8/1/2020	85	91	7.88%, 7/15/2020(d)	5,340	5,901
7.25%, 5/1/2018	50	53	Omnicare Inc
7.50%, 5/15/2016	2,933	3,043	6.88%, 12/15/2015	1,700	1,751
SandRidge Energy Inc			7.75%, 6/1/2020	225	242
7.50%, 3/15/2021(d)	1,385	1,458	Valeant Pharmaceuticals International
8.00%, 6/1/2018(d)	5,250	5,552	6.50%, 7/15/2016(d)	6,890	6,877
Seadrill Ltd			6.75%, 10/1/2017(d)	3,400	3,383
6.50%, 10/5/2015	1,200	1,182	6.88%, 12/1/2018(d)	1,860	1,857
SM Energy Co			7.00%, 10/1/2020(d)	750	737
6.63%, 2/15/2019(d)	1,933	1,996		$ 26,214
Swift Energy Co			Pipelines - 1.78%
7.13%, 6/1/2017	1,500	1,537	El Paso Corp
8.88%, 1/15/2020	1,450	1,588	6.88%, 6/15/2014	500	560
Venoco Inc			7.00%, 6/15/2017	1,685	1,870
8.88%, 2/15/2019(d)	455	457	7.25%, 6/1/2018	1,000	1,126
W&T Offshore Inc			7.75%, 1/15/2032	1,150	1,317
8.25%, 6/15/2014(d)	2,500	2,600	7.80%, 8/1/2031	1,765	2,017
Western Refining Inc			Energy Transfer Equity LP
10.75%, 6/15/2014(d),(e)	909	982	7.50%, 10/15/2020	5,050	5,530
	$ 104,924		Genesis Energy LP/Genesis Energy Finance Corp
Oil & Gas Services - 0.48%			7.88%, 12/15/2018(d)	625	634
American Petroleum Tankers LLC/AP Tankers Co			Kinder Morgan Finance Co ULC
10.25%, 5/1/2015(d)	1,055	1,118	5.70%, 1/5/2016	1,300	1,368
Calfrac Holdings LP			MarkWest Energy Partners LP / MarkWest Energy
7.50%, 12/1/2020(d)	390	409	Finance Corp
Exterran Holdings Inc			6.75%, 11/1/2020	865	893
7.25%, 12/1/2018(d)	870	905	8.75%, 4/15/2018	3,660	4,035
Forbes Energy Services LLC / Forbes Energy			Regency Energy Partners LP/Regency Energy
Capital Inc			Finance Corp
11.00%, 2/15/2015	1,000	1,065	6.88%, 12/1/2018	2,705	2,888
Helix Energy Solutions Group Inc			Targa Resources Partners LP / Targa Resources
9.50%, 1/15/2016(d)	788	835	Partners Finance Corp
Key Energy Services Inc			6.88%, 2/1/2021(d)	800	796
6.75%, 3/1/2021	700	719	7.88%, 10/15/2018(d)	886	935
Sevan Marine ASA			8.25%, 7/1/2016	1,785	1,901
3.44%, 5/14/2013(d),(e)	1,500	1,357		$ 25,870
Trinidad Drilling Ltd			Private Equity - 0.06%
7.88%, 1/15/2019(d)	530	562	CKE Holdings Inc
	$ 6,970		10.50%, 3/14/2016(d)	830	805
Packaging & Containers - 1.71%
Ardagh Packaging Finance PLC			Real Estate - 0.43%
7.38%, 10/15/2017(d)	350	376	CB Richard Ellis Services Inc
9.13%, 10/15/2020(d)	1,500	1,658	6.63%, 10/15/2020	1,035	1,082
Ball Corp			First Industrial LP
5.75%, 5/15/2021	1,490	1,475	6.42%, 6/1/2014	1,000	1,028
7.38%, 9/1/2019	570	618	Kennedy-Wilson Inc
Berry Plastics Corp			8.75%, 4/1/2019(d)	705	721
8.25%, 11/15/2015	630	671	Realogy Corp
9.50%, 5/15/2018	8,271	8,322	11.50%, 4/15/2017(d),(e)	3,230	3,367
9.75%, 1/15/2021(d)	5,725	5,746		$ 6,198
Constar International Inc			REITS - 0.57%
0.00%, 2/15/2012(a),(e)	2,150	927	CNL Income Properties Inc
Crown Americas LLC / Crown Americas Capital			7.25%, 4/15/2019(d)	1,875	1,828
Corp II			DuPont Fabros Technology LP
7.63%, 5/15/2017	1,790	1,956	8.50%, 12/15/2017	1,100	1,215
Owens-Brockway Glass Container Inc			Host Hotels & Resorts LP
7.38%, 5/15/2016	2,400	2,646	6.75%, 6/1/2016	3,265	3,371
Solo Cup Co / Solo Cup Operating Corp			7.13%, 11/1/2013	331	336
10.50%, 11/1/2013	375	390	Omega Healthcare Investors Inc
	$ 24,785		6.75%, 10/15/2022(d)	1,145	1,164

See accompanying notes

213

Schedule of Investments High Yield Fund I

April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
REITS (continued)			Semiconductors - 0.80%
Potlatch Corp			Advanced Micro Devices Inc
7.50%, 11/1/2019	$ 360 $	384	7.75%, 8/1/2020	$ 175 $	183
	$ 8,298		Amkor Technology Inc
Retail - 4.68%			7.38%, 5/1/2018	1,165	1,223
Asbury Automotive Group Inc			Freescale Semiconductor Inc
8.38%, 11/15/2020(d)	392	411	9.25%, 4/15/2018(d)	4,835	5,367
Chinos Acquisition Corp			10.75%, 8/1/2020(d)	3,155	3,628
8.13%, 3/1/2019(d)	750	742	MEMC Electronic Materials Inc
CKE Restaurants Inc			7.75%, 4/1/2019(d)	1,198	1,244
11.38%, 7/15/2018	1,850	2,063		$ 11,645
Claire's Stores Inc			Shipbuilding - 0.23%
8.88%, 3/15/2019(d)	2,400	2,334	Huntington Ingalls Industries Inc
Dave & Buster's Inc			6.88%, 3/15/2018(d)	1,050	1,105
11.00%, 6/1/2018	125	137	7.13%, 3/15/2021(d)	2,090	2,200
DineEquity Inc				$ 3,305
9.50%, 10/30/2018(d)	1,010	1,103	Software - 1.00%
Ferrellgas LP / Ferrellgas Finance Corp			Fidelity National Information Services Inc
9.13%, 10/1/2017	2,975	3,332	7.63%, 7/15/2017	3,545	3,882
Giraffe Acquisition Corp			7.88%, 7/15/2020	2,602	2,875
9.13%, 12/1/2018(d)	2,000	1,960	First Data Corp
HSN Inc			8.25%, 1/15/2021(d)	376	374
11.25%, 8/1/2016	830	942	9.88%, 9/24/2015	85	88
Inergy LP/Inergy Finance Corp			11.25%, 3/31/2016	5,220	5,272
6.88%, 8/1/2021(d)	900	954	12.63%, 1/15/2021(d)	1,868	2,048
7.00%, 10/1/2018(d)	2,935	3,096		$ 14,539
JC Penney Co Inc			Storage & Warehousing - 0.03%
5.65%, 6/1/2020	2,155	2,150	Mobile Mini Inc
Landry's Restaurants Inc			7.88%, 12/1/2020(d)	425	452
11.63%, 12/1/2015	655	709
Macy's Retail Holdings Inc			Telecommunications - 11.42%
6.38%, 3/15/2037	3,425	3,425	Avaya Inc
Michaels Stores Inc			7.00%, 4/1/2019(d)	1,080	1,069
0.00%, 11/1/2016(e)	5,000	5,150	9.75%, 11/1/2015	3,075	3,175
7.75%, 11/1/2018(d)	1,105	1,141	Brightstar Corp
Nebraska Book Co Inc			9.50%, 12/1/2016(d)	2,055	2,199
8.63%, 3/15/2012	886	678	Buccaneer Merger Sub Inc
10.00%, 12/1/2011	597	596	9.13%, 1/15/2019(d)	2,450	2,628
Needle Merger Sub Corp			CC Holdings GS V LLC/Crown Castle GS III Corp
8.13%, 3/15/2019(d)	2,000	2,050	7.75%, 5/1/2017(d)	650	718
O'Charleys Inc			Cincinnati Bell Inc
9.00%, 11/1/2013	1,129	1,146	8.25%, 10/15/2017	1,000	1,015
PEP Boys-Manny Moe & Jack			8.75%, 3/15/2018	435	418
7.50%, 12/15/2014	1,995	2,045	Citizens Communications Co
Petco Animal Supplies Inc			7.13%, 3/15/2019	1,375	1,406
9.25%, 12/1/2018(d)	800	864	Clearwire Communications LLC/Clearwire
QVC Inc			Finance Inc
7.13%, 4/15/2017(d)	225	238	12.00%, 12/1/2015(d)	12,659	13,767
7.38%, 10/15/2020(d)	225	236	12.00%, 12/1/2015(d)	71	77
RadioShack Corp			12.00%, 12/1/2017(d)	2,095	2,268
6.75%, 5/15/2019(d),(f)	1,000	1,006	CommScope Inc
Real Mex Restaurants Inc			8.25%, 1/15/2019(d)	1,955	2,058
14.00%, 1/1/2013	400	410	CPI International Acquisition Inc
Rite Aid Corp			8.00%, 2/15/2018(d)	690	693
7.50%, 3/1/2017	2,650	2,700	Cricket Communications Inc
9.50%, 6/15/2017	7,205	6,665	7.75%, 5/15/2016	5,590	5,967
10.25%, 10/15/2019	2,570	2,853	7.75%, 10/15/2020	6,280	6,414
Sears Holdings Corp			Crown Castle International Corp
6.63%, 10/15/2018(d)	7,145	6,993	9.00%, 1/15/2015	500	555
Toys R US - Delaware Inc			DigitalGlobe Inc
7.38%, 9/1/2016(d)	2,100	2,200	10.50%, 5/1/2014	995	1,119
Toys R Us Property Co I LLC			Frontier Communications Corp
10.75%, 7/15/2017	4,975	5,640	8.25%, 5/1/2014	100	111
Toys R Us Property Co II LLC			8.25%, 4/15/2017	270	293
8.50%, 12/1/2017	1,020	1,096	8.50%, 4/15/2020	720	780
Wendy's/Arby's Restaurants LLC			8.75%, 4/15/2022	270	292
10.00%, 7/15/2016	750	832	9.00%, 8/15/2031	5,505	5,670
	$ 67,897		GCI Inc
			8.63%, 11/15/2019	4,375	4,823

See accompanying notes

214

Schedule of Investments High Yield Fund I

April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Transportation (continued)
Global Crossing Ltd			CMA CGM SA
12.00%, 9/15/2015	$ 125 $	146	7.25%, 2/1/2013(d)	$ 900	$ 914
Integra Telecom Holdings Inc			8.50%, 4/15/2017(d)	900	886
10.75%, 4/15/2016(d)	6,425	6,955	Commercial Barge Line Co
Intelsat Intermediate Holding Co SA			12.50%, 7/15/2017	600	696
9.50%, 2/1/2015(e)	2,597	2,679	General Maritime Corp
Intelsat Jackson Holdings SA			12.00%, 11/15/2017	1,505	1,407
7.25%, 10/15/2020(d)	1,200	1,209	Kansas City Southern de Mexico SA de CV
8.50%, 11/1/2019(d)	2,125	2,290	6.63%, 12/15/2020(d)	619	639
9.50%, 6/15/2016	450	474	7.38%, 6/1/2014	194	201
Intelsat Luxembourg SA			Kansas City Southern Railway
11.50%, 2/4/2017	16,745	18,336	8.00%, 6/1/2015	500	543
Intelsat Subsidiary Holding Co SA			Navios Maritime Holdings Inc / Navios Maritime
8.88%, 1/15/2015	250	257	Finance US Inc
8.88%, 1/15/2015(d)	250	256	8.88%, 11/1/2017	1,792	1,938
iPCS Inc			PHI Inc
2.43%, 5/1/2013(e)	550	532	8.63%, 10/15/2018	1,000	1,062
Level 3 Financing Inc			Quality Distribution LLC / QD Capital Corp
9.25%, 11/1/2014	2,451	2,543	9.88%, 11/1/2018(d)	1,500	1,560
9.38%, 4/1/2019(d)	1,100	1,169	RailAmerica Inc
10.00%, 2/1/2018	620	670	9.25%, 7/1/2017	1,853	2,061
MetroPCS Wireless Inc			Ultrapetrol Bahamas Ltd
7.88%, 9/1/2018	655	706	9.00%, 11/24/2014	1,150	1,162
Nextel Communications Inc					$ 14,170
7.38%, 8/1/2015	4,250	4,282	Trucking & Leasing - 0.06%
NII Capital Corp			Aircastle Ltd
8.88%, 12/15/2019	2,195	2,425	9.75%, 8/1/2018	800	902
10.00%, 8/15/2016	725	832
PAETEC Holding Corp			TOTAL BONDS		$ 1,265,371
8.88%, 6/30/2017	3,455	3,771		Principal
9.88%, 12/1/2018(d)	1,230	1,331		Amount
Qwest Communications International Inc			CONVERTIBLE BONDS - 0.01%	(000's)	Value (000's)
7.13%, 4/1/2018	4,520	4,927	Building Materials - 0.01%
8.00%, 10/1/2015	460	505	US Concrete Inc
SBA Telecommunications Inc			9.50%, 8/31/2015(d)	100	122
8.25%, 8/15/2019	350	386
Sprint Capital Corp			TOTAL CONVERTIBLE BONDS		$ 122
6.88%, 11/15/2028	2,645	2,536		Principal
Sprint Nextel Corp			SENIOR FLOATING RATE INTERESTS -	Amount
6.00%, 12/1/2016	11,900	12,063	7.16%	(000's)	Value (000's)
Telesat Canada / Telesat LLC			Advertising - 0.31%
11.00%, 11/1/2015	1,465	1,630	inVentiv Health Inc, Term Loan
Vimpel Communications Via VIP Finance Ireland			0.00%, 8/4/2016(a),(e),(g)	$ 183	$ 184
Ltd OJSC			4.75%, 8/4/2016(e)	91	92
7.75%, 2/2/2021(d)	1,650	1,741
			RH Donnelley Inc, Term Loan
Virgin Media Finance PLC			9.00%, 10/24/2014(e)	922	724
8.38%, 10/15/2019	1,000	1,130	9.00%, 10/24/2014(e)	961	755
9.13%, 8/15/2016	555	589	9.00%, 10/24/2014(e)	254	199
9.50%, 8/15/2016	4,485	5,141	Visant Holding Corp, 1st Lien Term Loan
West Corp			5.25%, 12/16/2031(e)	2,594	2,604
7.88%, 1/15/2019(d)	1,080	1,112
8.63%, 10/1/2018(d)	1,040	1,102			$ 4,558
Wind Acquisition Finance SA			Agriculture - 0.04%
7.25%, 2/15/2018(d)	7,040	7,445	American Rock Salt, 1st Lien Term Loan
			5.50%, 4/25/2017(e)	600	604
11.75%, 7/15/2017(d)	2,220	2,580
Wind Acquisition Holdings Finance SA
12.25%, 7/15/2017(d)	881	1,086	Airlines - 0.20%
Windstream Corp			Delta Air Lines Inc, Term Loan
			4.25%, 3/5/2016(e)	3,000	2,954
7.75%, 10/1/2021(d)	8,065	8,529
7.88%, 11/1/2017	2,920	3,154
8.13%, 8/1/2013	1,170	1,284	Automobile Manufacturers - 0.44%
			Ford Motor Co, Term Loan
8.13%, 9/1/2018	375	404	2.97%, 12/15/2013(e)	329	329
	$ 165,722		2.97%, 12/15/2013(e)	4,190	4,193
Transportation - 0.98%			2.97%, 12/15/2013(e)	1,879	1,880
ACL I Corp
10.63%, 2/15/2016(d)	796	810
AMGH Merger Sub Inc
9.25%, 11/1/2018(d)	270	291

See accompanying notes

215

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		(continued)	(000's) Value (000's)
Automobile Parts & Equipment - 0.10%			Electronics (continued)
Remy International Inc, Term Loan B			Electrical Components Intl, Term Loan (continued)
6.25%, 12/17/2016(e)	$ 1,496 $	1,513	6.75%, 1/25/2017(e)	$ 704 $	703
				$ 747
Banks - 0.10%			Entertainment - 0.15%
CIT Group Holdings, Term Loan			CCM Merger Inc, Term Loan
6.25%, 7/27/2015(e)	94	95	7.00%, 2/1/2017(e)	1,750	1,771
6.25%, 7/27/2015(e)	47	47	Isle of Capri Casinos Inc, Term Loan
6.25%, 7/27/2015(e)	85	87	4.75%, 3/24/2017(e)	380	383
6.25%, 7/27/2015(e)	85	87	4.75%, 3/24/2017(e)	20	20
6.25%, 7/27/2015(e)	118	120		$ 2,174
6.25%, 7/27/2015(e)	140	142	Food - 0.08%
6.25%, 7/27/2015(e)	153	155	Dole Foods Co, Term Loan B
6.25%, 7/27/2015(e)	358	364	5.00%, 2/11/2017(e)	282	284
6.25%, 7/27/2015(e)	360	366	5.50%, 2/11/2017(e)	30	30
			5.50%, 2/11/2017(e)	199	200
Chemicals - 0.35%			5.50%, 2/11/2017(e)	201	202
AZ Chemical US Inc, 1st Lien Term Loan			5.50%, 2/11/2017(e)	5	5
4.75%, 11/19/2016(e)	1,188	1,185	Michael Foods Inc, Term Loan
Millenium Chemical, 1st Lien Term Loan			4.25%, 5/1/2014(e)	382	385
2.56%, 5/15/2014(e)	1,964	1,955
				$ 1,106
Styron Inc, 1st Lien Term Loan			Holding Companies - Diversified - 0.07%
6.00%, 8/2/2017(e)	998	1,008
			TL Acquisitions Inc, Term Loan
Univar Inc, Term Loan B			2.46%, 7/3/2014(e)	997	959
5.00%, 6/1/2017(e)	898	904
	$ 5,052		Insurance - 0.01%
Commercial Services - 0.06%			USI Holdings Corp, Term Loan
Cenveo, Term Loan			7.00%, 5/4/2014(e)	158	158
6.25%, 12/21/2016(e)	823	831
			Internet - 0.15%
Computers - 0.05%			Level 3 Financing Inc, Term Loan
CDW Corp, Term Loan E			2.53%, 3/13/2014(e)	500	492
4.50%, 7/15/2017(e)	691	691	2.53%, 3/13/2014(e)	1,250	1,230
			Transaction Network Services Inc, Term Loan
Consumer Products - 0.06%			6.00%, 12/1/2015(e)	438	439
Reynolds Group Holdings, Term Loan E			6.00%, 12/1/2015(e)	7	7
4.25%, 2/14/2018(e)	181	181
4.25%, 2/14/2018(e)	310	312		$ 2,168
4.25%, 2/14/2018(e)	349	351	Lodging - 0.75%
			Boyd Gaming Corp, 1st Lien Term Loan
			3.71%, 12/31/2015(e)	2,103	2,062
Diversified Financial Services - 0.48%			Caesars Entertainment Operating Co Inc, Term
AGFS Funding Co, Term Loan			Loan
7.25%, 4/21/2015(e)	650	650	3.21%, 1/28/2015(e)	1,626	1,522
Capmark Financial Group, Term Loan			3.27%, 1/28/2015(e)	3,622	3,390
0.00%, 3/23/2013(a),(e)	10,610	5,762	9.50%, 10/31/2016(e)	3,661	3,878
Nexeo Solutions LLC, Term Loan				$ 10,852
5.00%, 7/31/2017(e)	525	527
			Media - 1.03%
Ocwen Financial Corp, Term Loan
9.00%, 7/28/2015 (e)	68	67	Bresnan Communications, Term Loan
			4.50%, 12/6/2016(e)	1,197	1,205
	$ 7,006		Clear Channel Communications Inc, Term Loan
Electric - 0.70%			3.61%, 7/29/2014(e)	2,090	1,968
Texas Competitive Electric Holdings Co LLC,			Clear Channel Communications Inc, Term Loan B
Term Loan B1			3.86%, 1/29/2016(e)	2,303	2,049
3.73%, 10/10/2014(e)	462	398	3.86%, 1/29/2016(e)	2,890	2,571
3.73%, 10/10/2014(e)	5	4
			Entercom Radio LLC, Term Loan
3.75%, 10/10/2014 (e)	18	15	1.37%, 6/30/2012(e)	894	877
Texas Competitive Electric Holdings Co LLC,			3.38%, 6/30/2012(e)	28	28
Term Loan B3			Hubbard Radio LLC, 1st Lien Term Loan
0.00%, 10/10/2014(e),(h)	4,129	3,557	0.00%, 4/11/2017(e),(h)	275	278
3.73%, 10/10/2014(e)	6,315	5,440
			Newport Television LLC, Term Loan
3.73%, 10/10/2014 (e)	52	45	9.00%, 9/14/2016(e)	2,281	2,289
3.75%, 10/10/2014(e)	183	158	9.00%, 9/14/2016(e)	625	627
TPF Generation Holdings LLC, 2nd Lien Term			Radio One Inc, 1st Lien Term Loan B
Loan			7.50%, 3/25/2016(e)	1,100	1,124
4.56%, 12/15/2014(e)	500	487
			Univision Communications Inc, 1st Lien Term
	$ 10,104		Loan
Electronics - 0.05%			2.21%, 9/20/2014(e)	1,952	1,909
Electrical Components Intl, Term Loan				$ 14,925
1.40%, 1/25/2017(e)	44	44

See accompanying notes

216

Schedule of Investments
High Yield Fund I
April 30, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		(continued)	(000's)	Value (000's)
Miscellaneous Manufacturing - 0.28%			Software (continued)
Clarke American Corp, Term Loan			First Data Corp, Term Loan B3
2.71%, 6/27/2014(e)	$ 278 $	267	2.96%, 9/24/2014(e)	$ 3,299	$ 3,132
2.71%, 6/27/2014(e)	381	366	2.96%, 9/24/2014(e)	1,532	1,455
2.81%, 6/27/2014(e)	597	573			$ 5,220
2.81%, 6/27/2014(e)	230	221	Transportation - 0.06%
2.81%, 6/27/2014(e)	613	588	Swift Transportation Co, Term Loan
Jacuzzi Brands Inc, 1st Lien Term Loan			6.00%, 12/21/2016(e)	830	838
0.21%, 2/7/2014(e)	24	21	6.00%, 12/21/2016(e)	75	76
2.52%, 2/7/2014(e)	268	228
Tomkins, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$ 103,895
4.25%, 9/29/2016(e)	1,722	1,736		Maturity
	$ 4,000			Amount
Oil & Gas - 0.14%			REPURCHASE AGREEMENTS - 3.60%	(000's)	Value (000's)
Big West Oil, Term Loan B			Banks - 3.60%
7.00%, 7/23/2013(e)	463	468	Investment in Joint Trading Account; Credit Suisse $	10,561	$ 10,561
MEG Energy Corp, Term Loan B			Repurchase Agreement; 0.03% dated
4.00%, 3/18/2018(e)	1,100	1,109	04/29/11 maturing 05/02/11 (collateralized by
Western Refining, Term Loan B			US Treasury Strips; $10,772,530; 0.00%;
7.50%, 3/15/2017(e)	420	427	dated 08/15/14 - 08/15/37)
	$ 2,004		Investment in Joint Trading Account; Deutsche	15,677	15,677
Pharmaceuticals - 0.15%			Bank Repurchase Agreement; 0.03% dated
Axcan Pharma, Term Loan B			04/29/11 maturing 05/02/11 (collateralized by
5.50%, 2/10/2017(e)	675	674	Sovereign Agency Issues; $15,990,476;
5.50%, 2/10/2017(e)	73	73	0.00% - 4.38%; dated 09/15/12 - 10/15/29)
NBTY Inc, Term Loan			Investment in Joint Trading Account; JP Morgan	5,776	5,776
4.25%, 10/1/2017(e)	1,496	1,507	Repurchase Agreement; 0.02% dated
	$ 2,254		04/29/11 maturing 05/02/11 (collateralized by
Real Estate - 0.14%			Sovereign Agency Issues; $5,891,227; 0.00%
CB Richard Ellis Service, Term Loan C			- 9.80%; dated 06/15/11 - 09/26/19)
0.00%, 9/30/2018(a),(e),(g)	900	898	Investment in Joint Trading Account; Merrill	14,487	14,487
CB Richard Ellis Service, Term Loan D			Lynch Repurchase Agreement; 0.03% dated
0.00%, 6/30/2020(a),(e),(g)	1,125	1,123	04/29/11 maturing 05/02/11 (collateralized by
	$ 2,021		Sovereign Agency Issues; $14,776,680;
REITS - 0.16%			0.00% - 8.13%; dated 05/11/11 - 09/15/39)
iStar Financial Inc, Term Loan A1			Investment in Joint Trading Account; Morgan	5,776	5,776
5.00%, 6/28/2013(e)	1,424	1,413	Stanley Repurchase Agreement; 0.02% dated
5.00%, 6/28/2013(e)	979	972	04/29/11 maturing 05/02/11 (collateralized by
			Sovereign Agency Issues; $5,891,227; 1.11%
Retail - 0.58%			- 2.38%; dated 06/22/12 - 07/28/15)
Claire's Stores Inc, Term Loan					$ 52,277
3.02%, 5/29/2014(e)	993	940	TOTAL REPURCHASE AGREEMENTS		$ 52,277
3.06%, 5/29/2014(e)	4,739	4,484	Total Investments		$ 1,437,342
5.00%, 5/29/2014(e)	20	19	Other Assets in Excess of Liabilities, Net - 0.97%		$ 14,123
Gymboree, 1st Lien Term Loan			TOTAL NET ASSETS - 100.00%		$ 1,451,465
5.00%, 2/11/2018(e)	798	799
J Crew, 1st Lien Term Loan
4.75%, 3/7/2018(e)	2	2	(a) Non-Income Producing Security
4.75%, 3/7/2018(e)	673	672	(b)	Market value is determined in accordance with procedures established in
4.75%, 3/7/2018(e)	224	224	good faith by the Board of Directors. At the end of the period, the value of
OSI Restaurant Partners LLC, Term Loan			these securities totaled $1,210 or 0.08% of net assets.
0.09%, 6/14/2013(e)	55	54	(c) Security is Illiquid
0.13%, 6/14/2013(e)	16	15	(d)	Security exempt from registration under Rule 144A of the Securities Act of
2.50%, 6/14/2014(e)	733	719	1933. These securities may be resold in transactions exempt from
Rite Aid Corp, Term Loan 2			registration, normally to qualified institutional buyers. Unless otherwise
1.97%, 6/4/2014(e)	144	139	indicated, these securities are not considered illiquid. At the end of the
1.97%, 6/4/2014(e)	171	164	period, the value of these securities totaled $524,674 or 36.15% of net
1.99%, 6/4/2014(e)	169	163	assets.
	$ 8,394		(e)	Variable Rate. Rate shown is in effect at April 30, 2011.
Semiconductors - 0.11%			(f) Security purchased on a when-issued basis.
Edwards Ltd, Term Loan			(g)	All or a portion of the loan is unfunded. See Notes to Financial Statements
5.50%, 5/31/2016(e)	427	427	for additional information.
Freescale Semiconductor Inc, Term Loan			(h)	This Senior Floating Rate Note will settle after April 30, 2011, at which
4.49%, 12/1/2016(e)	1,166	1,165	time the interest rate will be determined.
	$ 1,592
Software - 0.36%
First Data Corp, Term Loan B1
2.96%, 12/24/2014(e)	668	633

See accompanying notes

217

Schedule of Investments High Yield Fund I April 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 84,705
Unrealized Depreciation	(10,485)
Net Unrealized Appreciation (Depreciation)	$ 74,220
Cost for federal income tax purposes	$ 1,363,122
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Communications	20 .53%
Consumer, Cyclical	17 .17%
Financial	16 .17%
Consumer, Non-cyclical	11 .65%
Energy	10 .48%
Industrial	8 .23%
Utilities	5 .91%
Basic Materials	5 .24%
Technology	3 .34%
Mortgage Securities	0 .16%
Diversified	0 .15%
Other Assets in Excess of Liabilities, Net	0 .97%
TOTAL NET ASSETS	100.00%

See accompanying notes

218

Schedule of Investments
Income Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%				Amount
Adelphia Recovery Trust (a),(b),(c)	658,740 $	—	BONDS (continued)	(000's)	Value (000's)
			Diversified Financial Services - 3.56%
Pipelines - 0.00%			DVI Inc
Energy Maintenance Services Group LLC -	383	—	0.00%, 02/01/2004(a),(b),(c)	$ 8,125	$ —
Warrants (a),(b),(c)			0.00%, 02/01/2004(a),(b),(c)	400	—
			ERAC USA Finance LLC
TOTAL COMMON STOCKS	$ —		6.38%, 10/15/2017(d)	4,000	4,549
	Principal		7.00%, 10/15/2037(d)	4,000	4,447
	Amount		General Electric Capital Corp
BONDS - 69.09%	(000's) Value (000's)		5.30%, 02/11/2021	2,000	2,075
Aerospace & Defense - 0.91%			International Lease Finance Corp
Lockheed Martin Corp			9.00%, 03/15/2017(d),(e)	13,000	14,625
5.50%, 11/15/2039	$ 8,000 $	8,092	Jefferies Group Inc
5.72%, 06/01/2040(d)	3,795	3,921	6.25%, 01/15/2036	9,000	8,462
Lockheed Martin Tactical Systems Inc			7.75%, 03/15/2012	7,500	7,910
7.63%, 06/15/2025	1,000	1,272	Merrill Lynch & Co Inc
	$ 13,285		5.00%, 01/15/2015	3,000	3,216
Automobile Manufacturers - 0.50%			6.50%, 07/15/2018	2,000	2,191
New Flyer Industries Canada ULC			6.75%, 06/01/2028	2,000	2,157
14.00%, 08/19/2020(a),(c),(d)	7,000	7,324	QHP Royalty Sub LLC
			10.25%, 03/15/2015(a),(d)	2,453	2,500
Automobile Parts & Equipment - 0.52%					$ 52,132
Accuride Corp			Electric - 8.64%
9.50%, 08/01/2018	6,750	7,526	Arizona Public Service Co
			6.50%, 03/01/2012	5,000	5,232
Banks - 9.41%			Dominion Resources Inc/VA
Bank of America Corp			5.00%, 03/15/2013	10,000	10,703
5.42%, 03/15/2017	5,000	5,213	Edison Mission Energy
6.80%, 03/15/2028	670	705	7.20%, 05/15/2019	11,000	8,607
8.00%, 12/29/2049(e)	4,000	4,327	Exelon Generation Co LLC
8.13%, 12/29/2049(e)	7,000	7,572	6.20%, 10/01/2017	9,000	10,117
Citigroup Inc			6.25%, 10/01/2039	3,000	3,044
5.85%, 08/02/2016	12,000	13,224	GenOn Americas Generation LLC
FleetBoston Financial Corp			8.50%, 10/01/2021	8,500	8,946
6.88%, 01/15/2028	995	1,054	GenOn Energy Inc
Goldman Sachs Group Inc/The			9.88%, 10/15/2020(d)	6,500	6,955
3.63%, 02/07/2016	2,000	2,015	LG&E and KU Energy LLC
5.35%, 01/15/2016	2,000	2,169	3.75%, 11/15/2020(d)	5,000	4,676
6.60%, 01/15/2012	10,000	10,420	Metropolitan Edison Co
JP Morgan Chase & Co			4.95%, 03/15/2013	7,000	7,360
5.13%, 09/15/2014	12,000	12,985	Nisource Finance Corp
7.90%, 04/29/2049(e)	5,000	5,494	5.25%, 09/15/2017	2,000	2,147
Lloyds TSB Bank PLC			5.40%, 07/15/2014	5,000	5,496
6.38%, 01/21/2021	14,000	15,001	6.15%, 03/01/2013	5,000	5,418
Morgan Stanley			Ohio Edison Co
3.80%, 04/29/2016	2,000	2,007	5.45%, 05/01/2015	5,000	5,441
4.75%, 04/01/2014	5,000	5,260	Oncor Electric Delivery Co LLC
6.25%, 08/09/2026	7,000	7,633	7.00%, 09/01/2022	12,000	14,138
US Bank NA/Cincinnati OH			PacifiCorp
4.95%, 10/30/2014	6,000	6,599	4.95%, 08/15/2014	5,000	5,490
6.38%, 08/01/2011	5,000	5,073	5.25%, 06/15/2035	5,000	4,920
Wells Fargo & Co			6.25%, 10/15/2037	2,000	2,247
4.63%, 04/15/2014	11,000	11,692	PPL Energy Supply LLC
7.98%, 03/29/2049(e)	15,000	16,500	6.40%, 11/01/2011	5,000	5,141
Wells Fargo Capital XV			6.50%, 05/01/2018	3,000	3,367
9.75%, 12/29/2049(e)	2,500	2,753	Southwestern Electric Power Co
	$ 137,696		5.38%, 04/15/2015	6,500	7,024
Beverages - 0.86%					$ 126,469
Anheuser-Busch InBev Worldwide Inc			Entertainment - 1.90%
7.75%, 01/15/2019	10,000	12,539	CCM Merger Inc
			8.00%, 08/01/2013(d)	11,000	10,973
Chemicals - 0.81%			Gateway Casinos & Entertainment Ltd
Airgas Inc			8.88%, 11/15/2017(d)	2,500	2,774
4.50%, 09/15/2014	5,000	5,268	Peninsula Gaming LLC / Peninsula Gaming Corp
7.13%, 10/01/2018	6,000	6,532	10.75%, 08/15/2017	12,000	13,260
	$ 11,800		10.75%, 08/15/2017(d)	750	829
Commercial Services - 0.71%					$ 27,836
Ceridian Corp			Environmental Control - 0.86%
11.25%, 11/15/2015(e)	10,000	10,400	Republic Services Inc
			5.00%, 03/01/2020	12,000	12,613

See accompanying notes

219

Schedule of Investments
Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food - 0.41%			Media (continued)
Corn Products International Inc			Historic TW Inc
4.63%, 11/01/2020	$ 6,000 $	6,011	9.15%, 02/01/2023	$ 5,260 $	7,031
			News America Inc
Forest Products & Paper - 0.81%			6.40%, 12/15/2035	8,000	8,440
Plum Creek Timberlands LP			Reed Elsevier Capital Inc
4.70%, 03/15/2021	12,000	11,777	6.75%, 08/01/2011	3,607	3,662
			Time Warner Cable Inc
Gas - 0.87%			4.13%, 02/15/2021	2,000	1,916
Sempra Energy			5.00%, 02/01/2020	2,000	2,067
6.00%, 02/01/2013	9,000	9,633	6.55%, 05/01/2037	6,000	6,334
6.00%, 10/15/2039	3,000	3,118	7.30%, 07/01/2038	2,000	2,296
	$ 12,751			$ 48,981
Healthcare - Services - 3.51%			Mining - 0.91%
Alliance HealthCare Services Inc			Xstrata Canada Corp
8.00%, 12/01/2016	8,000	7,940	6.00%, 10/15/2015	12,000	13,359
HCA Inc
7.50%, 11/06/2033	1,700	1,583	Oil & Gas - 4.74%
9.25%, 11/15/2016	6,000	6,435	BP Capital Markets PLC
Healthsouth Corp			4.75%, 03/10/2019	14,000	14,658
7.25%, 10/01/2018	2,000	2,110	Nabors Industries Inc
7.75%, 09/15/2022	4,000	4,245	5.00%, 09/15/2020	14,000	14,230
10.75%, 06/15/2016	8,500	9,010	Petro-Canada
Multiplan Inc			4.00%, 07/15/2013	3,000	3,167
9.88%, 09/01/2018(d)	6,000	6,495	6.80%, 05/15/2038	5,000	5,709
Tenet Healthcare Corp			9.25%, 10/15/2021	8,500	11,539
9.00%, 05/01/2015	6,000	6,540	Rowan Cos Inc
10.00%, 05/01/2018	6,000	6,960	5.00%, 09/01/2017	13,000	13,799
	$ 51,318		XTO Energy Inc
Insurance - 2.78%			6.75%, 08/01/2037	5,000	6,305
Aspen Insurance Holdings Ltd				$ 69,407
6.00%, 08/15/2014	2,500	2,678	Oil & Gas Services - 0.98%
6.00%, 12/15/2020	4,500	4,619	Weatherford International Ltd/Bermuda
Farmers Insurance Exchange			5.13%, 09/15/2020	14,000	14,307
6.00%, 08/01/2014(d)	6,000	6,362
Fidelity National Financial Inc			Packaging & Containers - 0.83%
6.60%, 05/15/2017	12,000	12,782	Sealed Air Corp
Prudential Financial Inc			5.63%, 07/15/2013(d)	4,000	4,205
5.38%, 06/21/2020	2,000	2,124	7.88%, 06/15/2017	7,000	7,908
7.38%, 06/15/2019	4,000	4,763		$ 12,113
8.88%, 06/15/2038(e)	6,000	7,350	Pharmaceuticals - 0.70%
	$ 40,678		Elan Finance PLC / Elan Finance Corp
Iron & Steel - 1.92%			8.75%, 10/15/2016	3,000	3,206
Allegheny Technologies Inc			8.75%, 10/15/2016(d)	5,000	5,331
5.95%, 01/15/2021	13,000	13,939	Omnicare Inc
ArcelorMittal			6.13%, 06/01/2013	1,746	1,753
5.50%, 03/01/2021	14,000	14,193		$ 10,290
	$ 28,132		Pipelines - 3.09%
Leisure Products & Services - 0.80%			El Paso Natural Gas Co
Royal Caribbean Cruises Ltd			7.50%, 11/15/2026	10,000	11,426
6.88%, 12/01/2013	6,000	6,427	Energy Maintenance Services Group LLC
7.25%, 03/15/2018	5,000	5,288	0.00%, 03/01/2014(a),(b),(c)	13,299	1,995
	$ 11,715		Enterprise Products Operating LLC
Lodging - 1.39%			6.38%, 02/01/2013	2,500	2,703
Boyd Gaming Corp			Express Pipeline LP
9.13%, 12/01/2018(d)	7,000	7,263	7.39%, 12/31/2017(d)	7,220	7,757
MGM Resorts International			Southern Natural Gas Co
11.13%, 11/15/2017	1,000	1,162	8.00%, 03/01/2032	4,000	4,933
13.00%, 11/15/2013	10,000	11,975	Tennessee Gas Pipeline Co
	$ 20,400		8.38%, 06/15/2032	2,000	2,516
Media - 3.35%			TransCanada PipeLines Ltd
Comcast Corp			6.10%, 06/01/2040	5,000	5,372
5.15%, 03/01/2020	2,000	2,123	7.25%, 08/15/2038	7,000	8,493
6.45%, 03/15/2037	7,000	7,431		$ 45,195
6.95%, 08/15/2037	3,000	3,370	Real Estate - 0.95%
COX Communications Inc			WEA Finance LLC / WT Finance Aust Pty Ltd
6.45%, 12/01/2036(d)	4,000	4,311	6.75%, 09/02/2019(d)	12,000	13,914
Frontiervision
0.00%, 09/15/2008(b),(c)	2,500	—

See accompanying notes

220

Schedule of Investments Income Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS -	Amount
BONDS (continued)	(000's)	Value (000's)	0.55%	(000's) Value (000's)
REITS - 8.40%			Entertainment - 0.38%
Arden Realty LP			CCM Merger Inc, Term Loan
5.20%, 09/01/2011	$ 3,000	$ 3,044	7.00%, 02/01/2017(e)	$ 5,500	$ 5,567
5.25%, 03/01/2015	8,000	8,690
BioMed Realty LP			Pharmaceuticals - 0.17%
3.85%, 04/15/2016	6,000	6,057	Quintiles Transnational Corp, Term Loan
6.13%, 04/15/2020	8,000	8,525	4.31%, 03/31/2014(e)	2,500	2,497
Duke Realty LP
8.25%, 08/15/2019	12,000	14,572	TOTAL SENIOR FLOATING RATE INTERESTS		$ 8,064
HCP Inc				Principal
5.38%, 02/01/2021	3,000	3,118	U.S. GOVERNMENT & GOVERNMENT	Amount
6.00%, 03/01/2015	1,750	1,934	AGENCY OBLIGATIONS - 21.86%	(000's)	Value (000's)
6.45%, 06/25/2012	3,000	3,160	Federal Home Loan Mortgage Corporation (FHLMC) - 10.71%
7.07%, 06/08/2015	2,250	2,550	4.00%, 04/01/2039(f)	$ 12,622	$ 12,589
Health Care REIT Inc			4.00%, 04/01/2039(f)	15,096	15,072
6.00%, 11/15/2013	8,000	8,751	4.50%, 08/01/2033(f)	8,886	9,236
6.13%, 04/15/2020	2,000	2,149	4.50%, 08/01/2033(f)	5,036	5,235
6.20%, 06/01/2016	3,000	3,321	4.50%, 08/01/2033(f)	6,482	6,738
Healthcare Realty Trust Inc			4.50%, 05/01/2039(f)	14,628	15,058
5.13%, 04/01/2014	2,000	2,126	4.50%, 06/01/2039(f)	7,843	8,085
6.50%, 01/17/2017	5,000	5,607	4.50%, 07/01/2039(f)	18,656	19,228
Kimco Realty Corp			5.00%, 08/01/2035(f)	4,329	4,597
6.88%, 10/01/2019	12,000	13,924	5.00%, 11/01/2035(f)	8,333	8,829
Nationwide Health Properties Inc			5.00%, 10/01/2038(f)	14,449	15,109
6.00%, 05/20/2015	12,000	13,108	5.50%, 11/01/2017(f)	1,810	1,963
Shurgard Storage Centers LLC			5.50%, 01/01/2018(f)	519	563
5.88%, 03/15/2013	9,000	9,706	5.50%, 05/01/2031(f)	779	843
Simon Property Group LP			5.50%, 06/01/2035(f)	8,144	8,795
10.35%, 04/01/2019	9,000	12,521	5.50%, 01/01/2036(f)	8,852	9,577
		$ 122,863	5.50%, 04/01/2036(f)	7,970	8,635
Retail - 1.48%			6.00%, 03/01/2031(f)	176	194
Asbury Automotive Group Inc			6.00%, 05/01/2032(f)	786	868
8.38%, 11/15/2020(d)	2,500	2,619	6.00%, 06/01/2038(f)	3,456	3,796
Neiman Marcus Group Inc/The			6.50%, 01/01/2029(f)	208	235
10.38%, 10/15/2015	13,000	13,715	6.50%, 05/01/2029(f)	348	393
Sonic Automotive Inc			6.50%, 06/01/2029(f)	493	557
9.00%, 03/15/2018	5,000	5,375	6.50%, 06/01/2029(f)	182	205
		$ 21,709	6.50%, 08/01/2029(f)	129	146
Telecommunications - 1.60%			7.00%, 01/01/2032(f)	211	244
Corning Inc					$ 156,790
4.25%, 08/15/2020	10,000	10,022	Federal National Mortgage Association (FNMA) - 9.22%
5.90%, 03/15/2014	1,367	1,501	4.00%, 03/01/2039(f)	15,369	15,319
Qwest Corp			4.00%, 09/01/2040(f)	19,772	19,715
8.88%, 03/15/2012(e)	8,000	8,500	4.50%, 08/01/2039(f)	7,503	7,750
Telus Corp			4.50%, 05/01/2040(f)	13,780	14,211
8.00%, 06/01/2011	3,431	3,451	5.00%, 01/01/2018(f)	1,559	1,677
		$ 23,474	5.00%, 10/01/2032(f)	1,645	1,748
Toys, Games & Hobbies - 0.07%			5.00%, 08/01/2035(f)	15,643	16,588
Mattel Inc			5.00%, 04/01/2039(f)	11,454	12,139
7.30%, 06/13/2011	1,000	1,005	5.00%, 12/01/2039(f)	6,597	6,971
			5.00%, 04/01/2040(f)	11,139	11,804
Transportation - 0.82%			5.00%, 06/01/2040(f)	9,956	10,551
Trailer Bridge Inc			5.50%, 03/01/2033(f)	1,989	2,153
9.25%, 11/15/2011	12,000	12,000	5.50%, 02/01/2035(f)	10,814	11,701
			6.00%, 04/01/2032(f)	590	652
TOTAL BONDS		$ 1,011,019	6.50%, 09/01/2028(f)	84	95
	Principal		6.50%, 11/01/2028(f)	68	77
	Amount		6.50%, 05/01/2031(f)	132	150
CONVERTIBLE BONDS - 1.14%	(000's)	Value (000's)	6.50%, 04/01/2032(f)	701	793
Healthcare - Products - 0.97%			6.50%, 05/01/2032(f)	690	781
China Medical Technologies Inc			7.00%, 01/01/2030(f)	16	19
4.00%, 08/15/2013	16,000	14,160	7.45%, 06/01/2016(f)	29	29
					$ 134,923
Pharmaceuticals - 0.17%			Government National Mortgage Association (GNMA) - 0.12%
Omnicare Inc			6.00%, 05/20/2032(e)	1,349	1,490
3.25%, 12/15/2035	2,682	2,508	7.00%, 06/20/2031	191	221
					$ 1,711
TOTAL CONVERTIBLE BONDS		$ 16,668	U.S. Treasury - 1.81%
			2.63%, 11/15/2020	6,000	5,677

See accompanying notes

221

Schedule of Investments Income Fund April 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Principal		Sector	Percent
U.S. GOVERNMENT & GOVERNMENT	Amount		Financial	31 .41%
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Mortgage Securities	20 .05%
			Utilities	9 .51%
U.S. Treasury (continued)			Energy	8 .81%
3.63%, 02/15/2020	$ 20,000	$ 20,795	Consumer, Non-cyclical	7 .50%
		$ 26,472	Consumer, Cyclical	7 .04%
TOTAL U.S. GOVERNMENT &			Communications	4 .95%
GOVERNMENT AGENCY OBLIGATIONS		$ 319,896	Basic Materials	4 .45%
	Maturity		Industrial	3 .42%
	Amount		Government	1 .81%
REPURCHASE AGREEMENTS - 6.31%	(000's)	Value (000's)	Other Assets in Excess of Liabilities, Net	1 .05%
Banks - 6.31%			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Credit Suisse $	18,655	$ 18,655
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $19,028,411; 0.00%;
dated 08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	27,692	27,691
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $28,245,297;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	10,202	10,202
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $10,406,162;
0.00% - 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	25,590	25,590
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $26,101,271;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	10,202	10,202
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $10,406,162;
1.11% - 2.38%; dated 06/22/12 - 07/28/15)
$ 92,340
TOTAL REPURCHASE AGREEMENTS		$ 92,340
Total Investments		$ 1,447,987
Other Assets in Excess of Liabilities, Net - 1.05%		$ 15,428
TOTAL NET ASSETS - 100.00%		$ 1,463,415

(a) Security is Illiquid
(b) Non-Income Producing Security
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $9,319 or 0.64% of net assets.
(d)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $121,830 or 8.33% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2011.
(f)		This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 85,590
Unrealized Depreciation		(24,279)
Net Unrealized Appreciation (Depreciation)		$ 61,311
Cost for federal income tax purposes		$ 1,386,676
All dollar amounts are shown in thousands (000's)

See accompanying notes

222

Schedule of Investments
Inflation Protection Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 2.83%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Banks - 0.02%			Mortgage Backed Securities (continued)
HSBC USA Capital Trust I			Greenwich Capital Commercial Funding Corp
7.81%, 12/15/2026(a)	$ 100	$ 102	0.50%, 03/10/2039(a),(b)	$ 52,962	$ 678
			GSC Capital Corp Mortgage Trust
Diversified Financial Services - 0.48%			0.47%, 02/25/2036(b),(d)	409	42
Bear Stearns Cos LLC/The			GSR Mortgage Loan Trust
0.50%, 11/28/2011(b)	1,500	1,502	0.47%, 08/25/2046(b),(d)	213	64
Sirens BV			Homebanc Mortgage Trust
2.23%, 04/13/2012(a),(b),(c)	2,000	1,949	0.55%, 01/25/2036(b),(d)	756	539
		$ 3,451	Impac CMB Trust
Home Equity Asset Backed Securities - 0.08%			0.46%, 05/25/2037(b),(d)	1,127	932
Asset Backed Securities Corp Home Equity			0.72%, 08/25/2035(b)	45	11
0.31%, 07/25/2036(b)	307	300	0.83%, 04/25/2035(b)	215	127
First NLC Trust			1.19%, 10/25/2034(b),(d)	34	25
0.51%, 09/25/2035(b)	140	139	1.76%, 10/25/2034(b),(d)	71	25
New Century Home Equity Loan Trust			Impac Secured Assets CMN Owner Trust
0.50%, 03/25/2035(b),(d)	55	48	0.38%, 09/25/2036(b)	1,349	776
Option One Mortgage Loan Trust			Indymac Index Mortgage Loan Trust
0.66%, 03/25/2037(b),(d)	2,000	99	0.39%, 02/25/2037(b)	1,460	1,149
1.21%, 02/25/2035(b),(d)	25	3	JP Morgan Alternative Loan Trust
		$ 589	0.36%, 03/25/2037(b)	1,393	779
Mortgage Backed Securities - 1.98%			LB-UBS Commercial Mortgage Trust
Bear Stearns Alt-A Trust			5.59%, 06/15/2031	390	404
0.38%, 04/25/2037(b)	941	470	Merrill Lynch / Countrywide Commercial
Bear Stearns Commercial Mortgage Securities			Mortgage Trust
7.00%, 05/20/2030	208	216	0.26%, 07/12/2046(a),(b)	16,230	202
Chase Mortgage Finance Corp			Merrill Lynch Alternative Note Asset Trust
2.85%, 07/25/2037(b)	292	278	0.42%, 04/25/2037(b),(d)	4,044	1,928
Citigroup/Deutsche Bank Commercial Mortgage			Morgan Stanley Capital I
Trust			0.81%, 12/20/2046(a),(b),(d)	200	2
0.55%, 12/11/2049(a),(b)	7,940	122	WaMu Mortgage Pass Through Certificates
0.63%, 10/15/2048(b)	27,933	335	0.43%, 08/25/2046(b)	488	124
Countrywide Alternative Loan Trust			0.58%, 01/25/2045(b)	135	96
0.42%, 05/25/2047(b)	3,252	1,042	0.59%, 11/25/2045(b)	15	15
0.47%, 07/25/2046(b)	1,736	993	Washington Mutual Alternative Mortgage Pass-
0.49%, 06/25/2036(b)	810	68	Through Certificates
0.63%, 12/25/2035(b),(d)	360	71	0.39%, 01/25/2047(b)	2,773	114
Countrywide Asset-Backed Certificates			0.49%, 06/25/2046(b)	327	21
0.48%, 01/25/2036(b)	108	81			$ 14,343
Fannie Mae			Other Asset Backed Securities - 0.27%
0.41%, 01/25/2023(b)	27	27	Ameriquest Mortgage Securities Inc
0.46%, 11/25/2022(b)	26	26	0.52%, 04/25/2034(b)	311	252
0.46%, 03/25/2035(b)	99	99	Argent Securities Inc
0.51%, 02/25/2018(b)	23	23	0.33%, 04/25/2036(b)	38	13
0.51%, 03/25/2018(b)	161	161	Carrington Mortgage Loan Trust
0.51%, 02/25/2032(b)	24	24	0.44%, 12/25/2035(b)	56	55
0.61%, 02/25/2028(b)	22	22	Countrywide Asset-Backed Certificates
Fannie Mae Grantor Trust			0.46%, 03/25/2036(b),(d)	992	677
0.56%, 05/25/2035(b)	49	42	0.58%, 02/25/2036(b)	79	71
Fannie Mae Whole Loan			0.71%, 02/25/2037(b),(d)	3,000	204
0.36%, 05/25/2035(b),(d)	34	33	1.34%, 12/25/2032(b),(d)	59	44
0.41%, 05/25/2035(b)	66	66	Fannie Mae Grantor Trust
0.66%, 02/25/2047(b)	64	65	0.39%, 04/25/2035(b)	94	93
Freddie Mac			Fannie Mae Whole Loan
0.47%, 03/15/2023(b)	80	79	0.51%, 11/25/2033(b)	4	4
0.52%, 05/15/2017(b)	62	62	First-Citizens Home Equity Loan LLC
0.52%, 02/15/2018(b)	169	169	0.43%, 09/15/2022(a),(b)	444	365
0.52%, 06/15/2018(b)	186	187	Long Beach Mortgage Loan Trust
0.57%, 02/15/2030(b)	3	3	0.74%, 06/25/2034(b)	215	173
0.57%, 05/15/2030(b)	1	1			$ 1,951
0.62%, 09/15/2033(b)	212	213	TOTAL BONDS		$ 20,436
0.67%, 06/15/2023(b)	55	55		Principal
G-Force LLC			U.S. GOVERNMENT & GOVERNMENT	Amount
0.51%, 12/25/2039(a),(b),(d)	1,000	440	AGENCY OBLIGATIONS - 83.15%	(000's)	Value (000's)
Ginnie Mae			U.S. Treasury - 2.19%
0.56%, 10/20/2031(b)	86	85	2.63%, 11/15/2020	$ 30	$ 28
0.82%, 03/16/2047(b)	4,940	213	3.63%, 02/15/2021	6,600	6,779
1.26%, 10/16/2012(b)	2,084	28	4.38%, 05/15/2040(e)	1,330	1,322
4.51%, 10/16/2028(b)	476	491	4.75%, 02/15/2041(e)	7,289	7,701
					$ 15,830

See accompanying notes

223

Schedule of Investments Inflation Protection Fund April 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
U.S. GOVERNMENT & GOVERNMENT	Amount		Government	83 .15%
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Mortgage Securities	1 .99%
			Financial	0 .50%
U.S. Treasury Inflation-Indexed Obligations - 80.96%			Asset Backed Securities	0 .34%
0.13%, 04/15/2016	$ 6,958	$ 7,176	Other Assets in Excess of Liabilities, Net	14 .02%
0.50%, 04/15/2015	37,032	39,118
0.63%, 04/15/2013	1,277	1,343	TOTAL NET ASSETS	100.00%
1.25%, 04/15/2014	6,985	7,547
1.25%, 07/15/2020	31,192	32,910
1.38%, 07/15/2018	12,367	13,415
1.38%, 01/15/2020	29,703	31,801
1.63%, 01/15/2015	11,561	12,720
1.63%, 01/15/2018	6,729	7,407
1.75%, 01/15/2028	12,233	12,784
1.88%, 07/15/2013	14,996	16,308
1.88%, 07/15/2015	24,121	26,976
1.88%, 07/15/2019	6,765	7,566
2.00%, 04/15/2012	19,555	20,425
2.00%, 01/15/2014(e)	27,739	30,511
2.00%, 07/15/2014	40,407	44,884
2.00%, 01/15/2016	7,510	8,443
2.00%, 01/15/2026	8,034	8,773
2.13%, 01/15/2019	5,425	6,165
2.13%, 02/15/2040	60,239	65,576
2.13%, 02/15/2041	15,299	16,665
2.38%, 01/15/2017	13,546	15,554
2.38%, 01/15/2025	29,630	33,947
2.38%, 01/15/2027	10,755	12,251
2.50%, 07/15/2016	11,737	13,573
2.50%, 01/15/2029	36,850	42,807
2.63%, 07/15/2017	11,917	13,943
3.38%, 01/15/2012	4,107	4,294
3.38%, 04/15/2032	1,210	1,599
3.63%, 04/15/2028	3,852	5,081
3.88%, 04/15/2029	17,743	24,299
		$ 585,861
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 601,691
Total Investments		$ 622,127
Other Assets in Excess of Liabilities, Net - 14.02%		$ 101,468
TOTAL NET ASSETS - 100.00%		$ 723,595

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,860 or 0.53% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2011.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,949 or 0.27% of net assets.
(d) Security is Illiquid
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,099 or 0.15% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 34,011
Unrealized Depreciation		(20,592)
Net Unrealized Appreciation (Depreciation)		$ 13,419
Cost for federal income tax purposes		$ 608,708
All dollar amounts are shown in thousands (000's)

See accompanying notes

224

Schedule of Investments
Inflation Protection Fund
April 30, 2011 (unaudited)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Current Market Value		Appreciation/(Depreciation)
US 5 Year Note; June 2011		Long	108	$ 12,660	$ 12,795		$ 135
US 10 Year Note; June 2011		Short	82	9,848		9,933	(85)
US 2 Year Note; June 2011		Short	417	91,051		91,375	(324)
US Long Bond; June 2011		Short	39	4,614		4,773	(159)
US Ultra Bond; June 2011		Short	74	9,089		9,315	(226)
							$ (659)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive				Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Receive	0.87%	03/03/2013	USD	$ 38,400	$ (126)
Barclays Bank PLC	US CPI Urban Consumers	Pay	2.48%	10/25/2020	USD	4,000	(181)
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban Consumers	Receive	1.86%	10/25/2015	USD	7,500	397
	NAS(CPURNSA)

All dollar amounts are shown in thousands (000's)

See accompanying notes

225

     Schedule of Investments International Emerging Markets Fund April 30, 2011 (unaudited)

COMMON STOCKS - 99.34%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.26%			Coal (continued)
Focus Media Holding Ltd ADR(a)	131,477 $	4,621	Exxaro Resources Ltd	419,595 $	11,338
			Indo Tambangraya Megah PT	883,500	4,828
Agriculture - 2.03%			New World Resources NV	244,000	4,037
Bunge Ltd	105,409	7,952		$ 39,689
ITC Ltd	2,780,879	12,098	Computers - 3.11%
MHP SA (a)	297,575	5,505	Asustek Computer Inc	765,000	6,892
Souza Cruz SA	934,285	10,630	Foxconn Technology Co Ltd	1,851,000	8,855
	$ 36,185		Infosys Technologies Ltd ADR	126,215	8,226
Airlines - 0.25%			Lenovo Group Ltd	21,160,000	12,315
Air China Ltd	4,424,000	4,477	Tata Consultancy Services Ltd	729,265	19,226
				$ 55,514
Apparel - 0.46%			Distribution & Wholesale - 0.35%
Far Eastern New Century Corp	5,216,860	8,197	LG International Corp	156,520	6,193

Automobile Manufacturers - 4.81%			Diversified Financial Services - 4.30%
Ford Otomotiv Sanayi AS	636,409	6,465	African Bank Investments Ltd	976,625	5,698
Great Wall Motor Co Ltd	3,198,500	5,733	Chinatrust Financial Holding Co Ltd	5,811,616	5,327
Hyundai Motor Co	125,004	28,753	E.Sun Financial Holding Co Ltd	5,740,570	4,069
Kia Motors Corp	280,750	20,146	Hana Financial Group Inc	214,310	9,079
Mahindra & Mahindra Ltd	612,614	10,480	KB Financial Group Inc	285,443	15,316
Tata Motors Ltd	509,752	14,260	KGI Securities Co Ltd (c)	313,659	3,286
	$ 85,837		Mega Financial Holding Co Ltd	15,092,000	13,174
Automobile Parts & Equipment - 0.42%			RMB Holdings Ltd	646,188	2,788
Iochpe-Maxion SA	292,200	4,086	SinoPac Financial Holdings Co Ltd	7,604,000	3,611
Marcopolo SA	763,200	3,386	Woori Finance Holdings Co Ltd	689,210	9,390
	$ 7,472		Yuanta Financial Holding Co Ltd	7,347,000	5,105
Banks - 14.07%				$ 76,843
Agricultural Bank of China Ltd (a)	26,258,000	15,519	Electric - 0.86%
Banco Bradesco SA	395,676	7,842	Enersis SA ADR	240,117	5,129
Banco de Chile	31,349,089	4,698	Federal Hydrogenerating Co JSC ADR(a)	4,553	24
Banco do Brasil SA	970,190	17,823	PGE SA	612,925	5,530
Banco Macro SA ADR	110,705	4,095	Tractebel Energia SA	269,700	4,774
Banco Santander Chile SA ADR	65,399	5,990		$ 15,457
Bangkok Bank PCL	3,054,400	17,395	Electrical Components & Equipment - 0.33%
Bank Mandiri Tbk PT	8,351,267	6,972	LG Electronics Inc	60,715	5,836
Bank of China Ltd	28,287,400	15,626
China Construction Bank Corp	29,564,722	27,942	Electronics - 1.42%
Credicorp Ltd	26,659	2,573	Chroma Ate Inc	148	1
Grupo Financiero Banorte SAB de CV	1,324,089	6,614	Coretronic Corp	2,430,000	3,716
ICICI Bank Ltd ADR	216,345	10,904	Hon Hai Precision Industry Co Ltd	3,724,988	14,113
Industrial and Commercial Bank of China Ltd	38,128,330	32,255	Kingboard Laminates Holdings Ltd	2,988,500	2,647
Industrial Bank of Korea	571,420	10,957	Tripod Technology Corp	880,000	4,164
Itau Unibanco Holding SA	636,679	14,873	Unimicron Technology Corp	424,000	698
Krung Thai Bank PCL (b)	13,391,826	8,793		$ 25,339
Malayan Banking Bhd	4,696,500	13,874	Energy - Alternate Sources - 0.26%
Sberbank of Russia	6,351,769	23,216	GCL-Poly Energy Holdings Ltd	6,487,000	4,636
Yes Bank Ltd	480,335	3,315
	$ 251,276		Engineering & Construction - 1.11%
Beverages - 2.67%			China Communications Construction Co Ltd	5,616,000	5,185
Cia Cervecerias Unidas SA	431,051	5,203	Daelim Industrial Co Ltd	129,816	14,657
Cia de Bebidas das Americas ADR	783,435	25,525		$ 19,842
Embotelladoras Arca SAB de CV	143,648	872	Food - 1.93%
Fomento Economico Mexicano SAB de CV ADR	254,660	16,018	BRF - Brasil Foods SA	241,677	4,900
	$ 47,618		Charoen Pokphand Foods PCL (b)	6,079,300	6,008
Building Materials - 1.58%			Cia Brasileira de Distribuicao Grupo Pao de	195,099	8,869
China National Building Material Co Ltd	10,018,126	21,104	Acucar ADR
Taiwan Cement Corp	4,833,166	7,079	Gruma SAB de CV (a)	1,101,595	2,207
	$ 28,183		Indofood Sukses Makmur Tbk PT	8,048,000	5,216
Chemicals - 3.37%			Uni-President Enterprises Corp	5,108,888	7,350
China Petrochemical Development Corp (a)	3,783,000	4,709		$ 34,550
Formosa Chemicals & Fibre Corp	4,258,000	17,173	Forest Products & Paper - 0.40%
Formosa Plastics Corp	2,146,000	8,767	Suzano Papel e Celulose SA	721,600	7,100
KCC Corp	6,866	2,323
Kolon Industries Inc	31,273	2,536	Gas - 0.33%
KP Chemical Corp	214,180	5,276	ENN Energy Holdings Ltd	1,720,000	5,891
LG Chem Ltd	39,184	19,379
	$ 60,163		Holding Companies - Diversified - 3.15%
Coal - 2.22%			Alfa SAB de CV	602,400	8,954
Banpu PCL	241,500	6,036	Alliance Global Group Inc	19,537,600	5,413
China Shenhua Energy Co Ltd	2,881,500	13,450	Barloworld Ltd	469,992	5,334

See accompanying notes

226

     Schedule of Investments International Emerging Markets Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Oil & Gas (continued)
GS Holdings	100,488 $	8,392	Surgutneftegas OJSC ADR	331,462 $	3,490
Imperial Holdings Ltd	546,335	9,819	Tatneft ADR	179,097	8,075
KOC Holding AS	783,224	4,212	Thai Oil Public Co Ltd (b)	4,180,700	11,835
LG Corp	153,604	14,118			$ 251,403
	$ 56,242		Oil & Gas Services - 0.32%
Home Builders - 0.27%			China Oilfield Services Ltd	2,918,000	5,771
Even Construtora e Incorporadora SA	860,200	4,784
			Pharmaceuticals - 0.84%
Insurance - 3.27%			Dr Reddy's Laboratories Ltd	250,123	9,413
Brasil Insurance Participacoes e Administracao SA	5,944	7,481	Pharmstandard OJSC (a)	218,066	5,615
China Life Insurance Co Ltd	1,053,000	3,742			$ 15,028
Odontoprev SA	123,872	1,980	Real Estate - 1.21%
Ping An Insurance Group Co	1,954,500	21,253	Country Garden Holdings Co	11,611,000	4,709
Porto Seguro SA	212,900	3,538	Growthpoint Properties Ltd	1,274,455	3,537
Powszechny Zaklad Ubezpieczen SA	28,995	4,074	KWG Property Holding Ltd	4,613,000	3,332
Sanlam Ltd	3,460,483	14,843	Shimao Property Holdings Ltd	3,995,000	5,432
Sul America SA	110,419	1,436	Supalai PCL (b)	11,466,200	4,610
	$ 58,347				$ 21,620
Investment Companies - 0.24%			Retail - 3.32%
Infrastructure Development Finance Co Ltd	698,910	2,297	Arcos Dorados Holdings Inc (a)	390,550	8,604
RMI Holdings	1,089,801	1,969	Hyundai Department Store Co Ltd	36,789	5,390
	$ 4,266		Intime Department Store Group Co Ltd	2,712,000	4,232
Iron & Steel - 2.22%			Lojas Renner SA	305,200	11,310
Cia Siderurgica Nacional SA ADR	465,559	7,416	Mr Price Group Ltd	925,583	9,475
Hyundai Steel Co	87,267	11,075	President Chain Store Corp	1,126,952	6,178
POSCO ADR	121,287	13,378	Woolworths Holdings Ltd/South Africa	2,519,750	11,495
Severstal OAO	290,655	5,232	XTEP International Holdings	3,771,000	2,598
Shougang Concord International Enterprises Co	18,688,000	2,478			$ 59,282
Ltd (a)			Semiconductors - 5.48%
	$ 39,579		Hynix Semiconductor Inc	298,590	9,418
Lodging - 0.26%			MPI Corp (a)	1,070,000	3,886
Genting Bhd	1,182,700	4,632	Powertech Technology Inc	1,827,000	6,635
			Samsung Electronics Co Ltd	59,439	49,530
Machinery - Construction & Mining - 0.42%			Taiwan Semiconductor Manufacturing Co Ltd	11,119,491	28,421
China National Materials Co Ltd	7,608,000	7,494			$ 97,890
			Shipbuilding - 0.32%
Media - 0.64%			Hyundai Heavy Industries Co Ltd	11,436	5,709
Grupo Televisa SA ADR(a)	480,784	11,404
			Telecommunications - 7.65%
Metal Fabrication & Hardware - 0.32%			America Movil SAB de CV ADR	303,644	17,369
Catcher Technology Co Ltd	909,000	5,713	Axiata Group Bhd (a)	6,028,200	9,972
			China Mobile Ltd	3,124,093	28,722
Mining - 8.04%			China Telecom Corp Ltd	13,862,000	7,996
Anglo American PLC	122,222	6,371	Chunghwa Telecom Co Ltd (a)	3,616,800	11,505
AngloGold Ashanti Ltd	225,050	11,408	HTC Corp	176,000	7,989
Antofagasta PLC	356,953	8,150	Sistema JSFC	346,505	9,768
Cia de Minas Buenaventura SA ADR	120,215	5,009	Taiwan Mobile Co Ltd	2,976,000	7,680
Grupo Mexico SAB de CV	1,795,628	6,217	Tim Participacoes SA ADR	163,851	7,731
Hindalco Industries Ltd	1,628,013	7,955	Turk Telekomunikasyon AS	1,526,420	7,948
Industrias Penoles SAB de CV	187,030	7,279	Vivo Participacoes SA	202,800	8,228
International Nickel Indonesia Tbk PT	9,070,500	5,269	Vodacom Group Ltd	952,560	11,651
KGHM Polska Miedz SA	298,936	21,992			$ 136,559
MMC Norilsk Nickel OJSC ADR	464,921	12,948	Textiles - 0.34%
Vale SA - Pref Shares	1,738,460	50,954	Cia Hering	279,600	6,052
	$ 143,552
Miscellaneous Manufacturing - 0.41%			TOTAL COMMON STOCKS		$ 1,773,642
Largan Precision Co Ltd	233,000	7,396		Principal
				Amount
Oil & Gas - 14.08%			BONDS - 0.01%	(000's)	Value (000's)
China Petroleum & Chemical Corp	4,634,000	4,666	Pharmaceuticals - 0.01%
CNOOC Ltd	5,993,000	14,785	Dr Reddy's Laboratories Ltd
Gazprom OAO ADR	2,957,484	50,455	9.25%, 03/24/2014(b),(d)	$ 7,504	$ 169
Lukoil OAO ADR	350,999	24,465
MOL Hungarian Oil and Gas PLC (a)	51,662	7,216
			TOTAL BONDS		$ 169
PetroChina Co Ltd	15,400,293	22,130
Petroleo Brasileiro SA ADR	1,288,733	48,108
Polski Koncern Naftowy Orlen S.A. (a)	638,222	13,295
PTT PCL (b)	1,135,500	14,265
Sasol Ltd	292,671	16,896
SK Holdings Co Ltd	65,424	11,722

See accompanying notes

227

Schedule of Investments
International Emerging Markets Fund
April 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country	Percent
	Amount		Korea, Republic Of	15 .61%
REPURCHASE AGREEMENTS - 0.25%	(000's)	Value (000's)	Brazil	15 .06%
			China	13 .39%
Banks - 0.25%			Taiwan, Province Of China	11 .84%
Investment in Joint Trading Account; Credit Suisse $	912	$ 912	Russian Federation	8 .02%
Repurchase Agreement; 0.03% dated			South Africa	6 .51%
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $930,377; 0.00%; dated			India	5 .53%
08/15/14 - 08/15/37)			Mexico	4 .31%
			Thailand	3 .86%
Investment in Joint Trading Account; Deutsche	1,354	1,354	Hong Kong	3 .33%
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by			Poland	2 .51%
			Malaysia	1 .60%
Sovereign Agency Issues; $1,381,028; 0.00%			United States	1 .38%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	499	499	Indonesia	1 .24%
			Chile	1 .17%
Repurchase Agreement; 0.02% dated			Turkey	1 .05%
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $508,799; 0.00% -			United Kingdom	0 .82%
			Argentina	0 .71%
9.80%; dated 06/15/11 - 09/26/19)			Peru	0 .42%
Investment in Joint Trading Account; Merrill	1,251	1,251
Lynch Repurchase Agreement; 0.03% dated			Hungary	0 .40%
			Ukraine	0 .31%
04/29/11 maturing 05/02/11 (collateralized by			Philippines	0 .30%
Sovereign Agency Issues; $1,276,197; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)			Netherlands	0 .23%
Investment in Joint Trading Account; Morgan	499	499	Other Assets in Excess of Liabilities, Net	0 .40%
Stanley Repurchase Agreement; 0.02% dated			TOTAL NET ASSETS	100.00%
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $508,799; 1.11% -
2.38%; dated 06/22/12 - 07/28/15)
$ 4,515
TOTAL REPURCHASE AGREEMENTS		$ 4,515
Total Investments		$ 1,778,326
Other Assets in Excess of Liabilities, Net - 0.40%		$ 7,091
TOTAL NET ASSETS - 100.00%		$ 1,785,417

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $45,680 or 2.56% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,286 or 0.18% of net assets.
(d)	Security is Illiquid

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 379,323
Unrealized Depreciation	(26,917)
Net Unrealized Appreciation (Depreciation)	$ 352,406
Cost for federal income tax purposes	$ 1,425,920
All dollar amounts are shown in thousands (000's)

See accompanying notes

228

Schedule of Investments
International Fund I
April 30, 2011 (unaudited)

COMMON STOCKS - 96.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Automobile Parts & Equipment (continued)
Dentsu Inc	3,900 $	103	Toyota Industries Corp	4,200 $	127
Hakuhodo DY Holdings Inc	550	29		$ 19,348
JCDecaux SA (a)	1,576	55	Banks - 12.39%
Publicis Groupe SA	2,934	166	77 Bank Ltd/The	8,000	37
	$ 353		Agricultural Bank of China Ltd (a)	23,121,000	13,665
Aerospace & Defense - 2.28%			Australia & New Zealand Banking Group Ltd	242,370	6,437
BAE Systems PLC	57,287	314	Banco Bilbao Vizcaya Argentaria SA	416,355	5,340
Cobham PLC	28,855	110	Banco Comercial Portugues SA (a)	69,982	56
Elbit Systems Ltd	587	33	Banco Comercial Portugues SA - Rights (a)	69,982	2
European Aeronautic Defence and Space Co NV	6,035	187	Banco de Sabadell SA	26,975	120
Rolls-Royce Group PLC (a)	1,623,755	17,399	Banco Espirito Santo SA	13,121	55
Safran SA	470,165	18,245	Banco Popular Espanol SA	118,983	713
	$ 36,288		Banco Santander SA	361,533	4,617
Agriculture - 0.42%			Bank Hapoalim BM (a)	23,554	123
British American Tobacco PLC	90,430	3,944	Bank Leumi Le-Israel BM	28,004	145
Golden Agri-Resources Ltd	157,640	86	Bank of Cyprus PLC	20,624	75
Imperial Tobacco Group PLC	18,100	637	Bank of East Asia Ltd	36,707	152
Japan Tobacco Inc	527	2,040	Bank of Kyoto Ltd/The	8,000	74
	$ 6,707		Bank of Yokohama Ltd/The	29,000	143
Airlines - 0.07%			Barclays PLC	1,398,371	6,594
All Nippon Airways Co Ltd	21,000	61	BNP Paribas	248,088	19,633
Cathay Pacific Airways Ltd	312,000	778	BOC Hong Kong Holdings Ltd	196,000	616
Deutsche Lufthansa AG	5,439	124	Chiba Bank Ltd/The	18,000	106
Singapore Airlines Ltd	13,000	150	Commonwealth Bank of Australia	116,037	6,831
	$ 1,113		Credit Agricole SA	153,846	2,561
Apparel - 0.23%			Credit Suisse Group AG	16,659	757
			Danske Bank A/S (a)	8,296	199
Adidas AG	3,097	230
Asics Corp	3,000	43	DBS Group Holdings Ltd	29,033	355
Billabong International Ltd	94,291	698	Deutsche Bank AG	16,546	1,079
			Dexia SA (a)	13,437	54
Burberry Group PLC	66,534	1,439
Christian Dior SA	7,280	1,168	DnB NOR ASA	1,060,179	17,237
Yue Yuen Industrial Holdings Ltd	17,500	61	Erste Group Bank AG	16,190	818
	$ 3,639		Fukuoka Financial Group Inc	18,000	74
Automobile Manufacturers - 3.68%			Gunma Bank Ltd/The	9,000	49
Bayerische Motoren Werke AG	184,532	17,359	Hachijuni Bank Ltd/The	10,000	59
Bayerische Motoren Werke AG - Pref Shares	1,240	77	Hang Seng Bank Ltd	44,300	693
Daihatsu Motor Co Ltd	4,000	64	Hokuhoku Financial Group Inc	29,000	55
Daimler AG	15,330	1,180	HSBC Holdings PLC	926,247	10,140
Fiat Industrial SpA (a)	120,007	1,783	Intesa Sanpaolo SpA	1,090,038	3,620
Fiat SpA	18,881	201	Intesa Sanpaolo SpA-RSP	23,306	67
			Israel Discount Bank Ltd (a)	18,171	38
Fuji Heavy Industries Ltd	117,000	868
Hino Motors Ltd	6,000	28	Iyo Bank Ltd/The	6,000	50
Honda Motor Co Ltd	579,000	22,770	Joyo Bank Ltd/The	15,000	60
			Julius Baer Group Ltd (a)	270,994	12,663
Isuzu Motors Ltd	27,000	115

Mazda Motor Corp	35,000	80	KBC Groep NV	31,930	1,301
Nissan Motor Co Ltd	41,000	391	Lloyds Banking Group PLC (a)	14,880,166	14,727
Peugeot SA	3,614	164	Mitsubishi UFJ Financial Group Inc	216,500	1,033
Porsche Automobil Holding SE	2,605	189	Mizrahi Tefahot Bank Ltd	108,516	1,198
Renault SA	3,265	199	Mizuho Financial Group Inc	1,153,079	1,819
Scania AB	7,601	198	National Australia Bank Ltd	31,734	942
Suzuki Motor Corp	8,400	199	Natixis	21,675	125
Toyota Motor Corp	147,172	5,861	Nishi-Nippon City Bank Ltd/The	16,000	45
Volkswagen AG	701	125	Nordea Bank AB	46,276	528
Volkswagen AG - Pref Shares	32,290	6,358	Oversea-Chinese Banking Corp Ltd	40,199	314
Volvo AB - B Shares	23,234	456	Pohjola Bank PLC	3,432	51
	$ 58,665		Raiffeisen Bank International AG	1,161	64
			Resona Holdings Inc	31,100	146
Automobile Parts & Equipment - 1.21%			Royal Bank of Scotland Group PLC (a)	257,227	178
Aisin Seiki Co Ltd	31,500	1,106	Shizuoka Bank Ltd/The	15,000	136
Bridgestone Corp	82,400	1,798	Skandinaviska Enskilda Banken AB	25,763	248
Cie Generale des Etablissements Michelin	3,011	302	Societe Generale	71,974	4,814
Continental AG (a)	1,187	119
			Standard Chartered PLC	34,814	965
Denso Corp	42,400	1,414	Sumitomo Mitsui Financial Group Inc	757,700	23,306
JTEKT Corp	1,014,100	13,102	Sumitomo Mitsui Trust Holdings Inc	453,900	1,544
NHK Spring Co Ltd	49,000	462	Suncorp Group Ltd	135,286	1,234
NOK Corp	29,700	507	Suruga Bank Ltd	5,000	42
Nokian Renkaat OYJ	2,568	133	Svenska Handelsbanken AB	8,938	310
Pirelli & C SpA	5,651	59	Swedbank AB	137,046	2,599
Sumitomo Electric Industries Ltd	12,500	173	Toronto-Dominion Bank/The	140,948	12,204
Sumitomo Rubber Industries Ltd	4,100	46	UBS AG (a)	333,073	6,658
			UniCredit SpA	242,599	625

See accompanying notes

229

Schedule of Investments
International Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Chemicals (continued)
Unione di Banche Italiane SCPA	14,729 $	132	Ube Industries Ltd/Japan	236,000 $	748
United Overseas Bank Ltd	169,697	2,720	Wacker Chemie AG	5,972	1,480
Westpac Banking Corp	44,259	1,205	Yara International ASA	31,471	1,844
Wing Hang Bank Ltd	4,000	45		$ 32,482
Yamaguchi Financial Group Inc	5,000	45	Commercial Services - 2.51%
	$ 197,465		Abertis Infraestructuras SA	7,022	166
Beverages - 3.06%			Adecco SA	2,074	148
Anheuser-Busch InBev NV	313,883	20,014	Aggreko PLC	6,186	185
Asahi Breweries Ltd	9,200	172	Anhanguera Educacional Participacoes SA	429,316	9,587
Carlsberg A/S	18,389	2,184	Atlantia SpA	7,501	184
Coca Cola Hellenic Bottling Co SA	4,440	123	Benesse Holdings Inc	1,700	71
Coca-Cola Amatil Ltd	13,769	180	Brambles Ltd	23,828	176
Coca-Cola West Co Ltd	25,100	518	Bunzl PLC	7,816	97
Diageo PLC	923,003	18,778	Bureau Veritas SA	1,167	101
Foster's Group Ltd	504,483	3,108	Capita Group PLC/The	1,022,428	12,569
Heineken Holding NV	2,737	144	Dai Nippon Printing Co Ltd	14,000	167
Heineken NV	3,838	230	Experian PLC	95,166	1,282
Kirin Holdings Co Ltd	16,000	222	G4S PLC	33,509	155
Pernod-Ricard SA	2,933	295	Intertek Group PLC	3,940	140
SABMiller PLC	72,309	2,699	Kamigumi Co Ltd	66,000	561
Sapporo Holdings Ltd	6,000	24	Randstad Holding NV	241,113	13,563
	$ 48,691		Secom Co Ltd	3,100	153
Biotechnology - 0.20%			Securitas AB	7,438	93
CSL Ltd	83,388	3,140	SGS SA	80	159
			Sodexo	2,356	184
Building Materials - 0.31%			Toppan Printing Co Ltd	13,000	102
Asahi Glass Co Ltd	114,000	1,442	Transurban Group	30,815	179
Cie de St-Gobain	6,710	463		$ 40,022
CRH PLC	10,470	260	Computers - 0.35%
Geberit AG	663	155	Atos Origin SA	1,076	66
HeidelbergCement AG	21,079	1,612	Cap Gemini SA	24,320	1,474
Holcim Ltd	3,627	316	Computershare Ltd	10,560	112
Imerys SA	931	72	Fujitsu Ltd	105,000	596
JS Group Corp	5,900	141	Gemalto NV	20,232	1,037
Lafarge SA	3,460	245	Indra Sistemas SA	45,200	1,026
Nippon Sheet Glass Co Ltd	20,000	59	Obic Co Ltd	160	30
Rinnai Corp	900	59	TDK Corp	22,700	1,164
TOTO Ltd	6,000	47		$ 5,505
	$ 4,871		Consumer Products - 0.33%
Chemicals - 2.04%			Henkel AG & Co KGaA	3,086	175
Air Liquide SA	11,583	1,714	Henkel AG & Co KGaA - Pref Shares	3,167	216
Air Water Inc	50,000	601	Reckitt Benckiser Group PLC	85,961	4,772
Akzo Nobel NV	3,425	266	Societe BIC SA	634	62
Asahi Kasei Corp	22,000	150		$ 5,225
BASF SE	51,855	5,315	Cosmetics & Personal Care - 0.23%
Bayer AG	56,148	4,915	Kao Corp	10,200	255
Brenntag AG (a)	836	103	L'Oreal SA	25,544	3,239
Daicel Chemical Industries Ltd	6,000	38	Shiseido Co Ltd	8,000	132
Denki Kagaku Kogyo KK	11,000	56		$ 3,626
Givaudan SA (a)	122	136	Distribution & Wholesale - 1.51%
Hitachi Chemical Co Ltd	2,500	51	Canon Marketing Japan Inc	1,500	17
Incitec Pivot Ltd	183,331	755	Hitachi High-Technologies Corp	1,600	33
Israel Chemicals Ltd	7,316	129	ITOCHU Corp	170,800	1,767
JSR Corp	53,600	1,113	Jardine Cycle & Carriage Ltd	3,000	90
K+S AG	2,430	197	Li & Fung Ltd	460,000	2,351
Kaneka Corp	6,000	44	Marubeni Corp	94,000	679
Kansai Paint Co Ltd	5,000	45	Mitsubishi Corp	562,500	15,110
Koninklijke DSM NV	2,661	183	Mitsui & Co Ltd	165,433	2,921
Lanxess AG	17,734	1,624	Sojitz Corp	29,600	56
Linde AG	26,250	4,726	Sumitomo Corp	52,000	710
Mitsubishi Chemical Holdings Corp	107,000	722	Toyota Tsusho Corp	5,000	83
Mitsubishi Gas Chemical Co Inc	9,000	70	Wolseley PLC	4,794	174
Mitsui Chemicals Inc	204,000	747		$ 23,991
Nitto Denko Corp	18,300	972	Diversified Financial Services - 1.77%
Shin-Etsu Chemical Co Ltd	34,600	1,792	ASX Ltd	4,123	145
Showa Denko KK	33,000	66	Credit Saison Co Ltd	3,500	58
Solvay SA	1,022	147	Criteria Caixacorp SA	19,971	147
Sumitomo Chemical Co Ltd	203,000	1,076	Deutsche Boerse AG	27,584	2,294
Syngenta AG	1,610	570	Hong Kong Exchanges and Clearing Ltd	16,800	383
Tokuyama Corp	8,000	41	IG Group Holdings PLC	71,400	557
Tosoh Corp	12,000	46

See accompanying notes

230

Schedule of Investments
International Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Engineering & Construction (continued)
Investec PLC	12,011 $	97	Aeroports de Paris	742 $	71
London Stock Exchange Group PLC	3,617	53	Aker Solutions ASA	61,700	1,489
Macquarie Group Ltd	40,516	1,561	Auckland International Airport Ltd	22,265	40
Mitsubishi UFJ Lease & Finance Co Ltd	14,880	592	Balfour Beatty PLC	16,295	89
Nomura Holdings Inc	192,100	976	Bouygues SA	3,907	195
Old Mutual PLC	99,405	231	Chiyoda Corp	48,000	475
ORIX Corp	20,390	1,989	Eiffage SA	13,162	911
Promise Co Ltd (a)	105,650	892	Ferrovial SA	10,455	144
Schroders PLC	2,685	85	Fomento de Construcciones y Contratas SA	1,209	41
Shinhan Financial Group Co Ltd	215,146	10,540	Fraport AG Frankfurt Airport Services Worldwide	873	70
Shriram Transport Finance Co Ltd - Warrants (a),(b)	434,621	7,565	Hochtief AG	1,097	104
	$ 28,165		Kajima Corp	19,000	54
Electric - 2.31%			Kinden Corp	3,000	25
A2A SpA	26,048	47	Koninklijke Boskalis Westminster NV	1,679	89
AGL Energy Ltd	10,912	174	Leighton Holdings Ltd (a),(c)	357	9
Chubu Electric Power Co Inc	37,300	816	Leighton Holdings Ltd	3,214	86
Chugoku Electric Power Co Inc/The	7,400	131	MAp Group	1,027,313	3,322
CLP Holdings Ltd	31,663	260	Obayashi Corp	140,000	588
E.ON AG	30,237	1,036	SembCorp Industries Ltd	23,000	101
EDF SA	4,328	182	Shimizu Corp	13,000	55
EDP - Energias de Portugal SA	45,337	185	Singapore Technologies Engineering Ltd	39,000	100
Electric Power Development Co Ltd	2,700	71	Skanska AB	6,730	145
Enel SpA	688,851	4,912	Taisei Corp	24,000	56
Fortum OYJ	103,730	3,574	Vinci SA	41,815	2,793
GDF Suez	453,769	18,567	WorleyParsons Ltd	4,552	151
Hokkaido Electric Power Co Inc	4,500	81		$ 12,392
Hokuriku Electric Power Co	4,400	89	Entertainment - 0.03%
Iberdrola SA	63,287	588	OPAP SA	5,304	112
International Power PLC	462,610	2,554	Oriental Land Co Ltd/Japan	1,200	102
Kansai Electric Power Co Inc/The	13,700	287	Sankyo Co Ltd	1,300	67
Kyushu Electric Power Co Inc	9,200	170	TABCORP Holdings Ltd	16,685	140
Power Assets Holdings Ltd	23,000	161	Tatts Group Ltd	30,453	77
Public Power Corp SA	3,227	53		$ 498
RWE AG	7,030	458	Food - 2.09%
RWE AG - PFD	926	57	Ajinomoto Co Inc	15,000	165
Scottish & Southern Energy PLC	15,795	358	Aryzta AG	2,099	117
SP AusNet	34,345	33	Carrefour SA	8,860	420
Terna Rete Elettrica Nazionale SpA	31,467	158	Danone	36,661	2,685
Tohoku Electric Power Co Inc	10,700	157	Delhaize Group SA	1,803	156
Tokyo Electric Power Co Inc/The	79,552	417	J Sainsbury PLC	27,153	158
Verbund AG	28,952	1,309	Jeronimo Martins SGPS SA	5,232	86
	$ 36,885		Kerry Group PLC	3,331	138
Electrical Components & Equipment - 1.24%			Kikkoman Corp	4,000	40
Bekaert SA	923	115	Koninklijke Ahold NV	21,182	297
Brother Industries Ltd	5,600	85	MEIJI Holdings Co Ltd	1,600	68
Casio Computer Co Ltd	5,800	46	Metcash Ltd	147,290	655
Hitachi Ltd	238,000	1,285	Metro AG	25,656	1,885
Legrand SA	3,751	171	Nestle SA	242,650	15,064
Mitsubishi Electric Corp	32,000	351	Nippon Meat Packers Inc	4,000	55
Nidec Corp	1,600	139	Nisshin Seifun Group Inc	4,000	50
Prysmian SpA	4,948	117	Nissin Foods Holdings Co Ltd	1,600	57
Schneider Electric SA	98,681	17,438	Olam International Ltd	28,000	66
	$ 19,747		Parmalat SpA	42,794	162
Electronics - 1.89%			Suedzucker AG	1,573	48
Advantest Corp	3,900	77	Tesco PLC	142,679	962
Hamamatsu Photonics KK	1,600	63	Toyo Suisan Kaisha Ltd	21,000	482
Hirose Electric Co Ltd	8,300	859	Unilever NV	169,609	5,583
Hoya Corp	52,800	1,128	Unilever PLC	93,186	3,023
Keyence Corp	700	183	WM Morrison Supermarkets PLC	41,901	206
Koninklijke Philips Electronics NV	126,309	3,746	Woolworths Ltd	20,924	608
Kyocera Corp	16,400	1,797		$ 33,236
Murata Manufacturing Co Ltd	3,300	238	Food Service - 0.02%
NEC Corp	65,000	135	Compass Group PLC	27,871	272
Omron Corp	4,800	131
Toshiba Corp	269,000	1,416	Forest Products & Paper - 0.84%
Yaskawa Electric Corp	1,748,000	20,321	Nine Dragons Paper Holdings Ltd	11,183,000	12,772
Yokogawa Electric Corp	5,300	43	Nippon Paper Group Inc	2,300	46
	$ 30,137		OJI Paper Co Ltd	19,000	85
Engineering & Construction - 0.78%			Stora Enso OYJ	13,820	167
ABB Ltd (a)	36,939	1,020	Svenska Cellulosa AB	9,800	150
ACS Actividades de Construccion y Servicios SA	3,364	169
See accompanying notes			231

Schedule of Investments
International Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Insurance (continued)
UPM-Kymmene OYJ	8,975 $	184	AMP Ltd	157,427 $	945
	$ 13,404		Assicurazioni Generali SpA	17,281	414
Gas - 0.38%			Aviva PLC	51,246	382
Centrica PLC	87,549	469	AXA SA	912,989	20,487
Enagas SA	4,254	105	Baloise Holding AG	1,187	131
Gas Natural SDG SA	7,664	158	CNP Assurances	3,712	85
Hong Kong & China Gas Co Ltd	63,900	159	Dai-ichi Life Insurance Co Ltd/The	118	194
National Grid PLC	412,952	4,235	Delta Lloyd NV	1,829	48
Osaka Gas Co Ltd	48,000	176	Hannover Rueckversicherung AG	1,432	87
Snam Rete Gas SpA	23,886	149	ING Groep NV (a)	1,805,845	23,805
Tokyo Gas Co Ltd	119,000	527	Legal & General Group PLC	107,147	220
	$ 5,978		Mapfre SA	17,889	75
Hand & Machine Tools - 0.20%			MS&AD Insurance Group Holdings	37,270	868
Fuji Electric Co Ltd	14,000	43	Muenchener Rueckversicherungs AG	2,790	460
Makita Corp	17,400	795	NKSJ Holdings Inc	174,000	1,111
Sandvik AB	16,998	361	Ping An Insurance Group Co	1,264,000	13,745
Schindler Holding AG - PC	9,366	1,212	Prudential PLC	1,387,744	17,918
Schindler Holding AG - REG	522	67	QBE Insurance Group Ltd	34,338	704
SMC Corp/Japan	3,500	636	RSA Insurance Group PLC	87,220	200
	$ 3,114		Sampo OYJ	7,673	258
Healthcare - Products - 1.60%			Sony Financial Holdings Inc	49,800	920
Cie Generale d'Optique Essilor International SA	3,687	309	Standard Life PLC	35,884	136
Cochlear Ltd	1,344	119	Storebrand ASA	283,600	2,946
			Swiss Life Holding AG (a)	761	139
Coloplast A/S	540	79	Swiss Reinsurance Co Ltd (a)	5,207	310
Elekta AB	47,200	2,151
Fresenius SE & Co KGaA	2,010	211	T&D Holdings Inc	39,350	966
Getinge AB	4,754	126	Tokio Marine Holdings Inc	10,666	296
Luxottica Group SpA	2,872	95	Vienna Insurance Group AG Wiener Versicherung	959	57
Nobel Biocare Holding AG (a)	843,313	18,728	Gruppe
			Zurich Financial Services (a)	2,565	721
Smith & Nephew PLC	16,527	182
Sonova Holding AG	7,825	790		$ 98,220
Synthes Inc (b)	1,103	190	Internet - 0.31%
Terumo Corp	25,600	1,420	Dena Co Ltd	19,900	743
William Demant Holding A/S (a)	11,654	1,087	Gree Inc	21,200	431
	$ 25,487		Iliad SA	10,756	1,383
Healthcare - Services - 0.12%			Rakuten Inc	1,532	1,408
Fresenius Medical Care AG & Co KGaA	23,132	1,816	SBI Holdings Inc/Japan	473	51
Ramsay Health Care Ltd	3,120	62	Start Today Co Ltd	41,500	716
	$ 1,878		Trend Micro Inc	2,400	68
Holding Companies - Diversified - 3.65%			Yahoo Japan Corp	358	131
Cie Nationale a Portefeuille (a)	674	49		$ 4,931
Exor SpA	1,592	57	Investment Companies - 0.15%
GEA Group AG	530,069	19,219	Cheung Kong Infrastructure Holdings Ltd	11,000	54
Groupe Bruxelles Lambert SA	1,957	194	Delek Group Ltd	94	25
Hutchison Whampoa Ltd	35,000	400	Eurazeo	703	59
			Hutchison Port Holdings Trust (a)	127,000	117
Industrivarden AB	2,797	56
Jardine Strategic Holdings Ltd	522,000	14,825	Investor AB	8,320	207
Keppel Corp Ltd	268,400	2,610	Israel Corp Ltd/The	55	68
LVMH Moet Hennessy Louis Vuitton SA	94,922	17,047	Kinnevik Investment AB	5,157	133
Noble Group Ltd	90	—	Pargesa Holding SA	655	67
NWS Holdings Ltd	32,000	47	Resolution Ltd	322,804	1,632
Swire Pacific Ltd	106,500	1,626		$ 2,362
Wharf Holdings Ltd	275,000	2,011	Iron & Steel - 1.06%
	$ 58,141		ArcelorMittal	12,706	468
			Atlas Iron Ltd (a)	3,646,967	13,991
Home Builders - 1.19%
Daiwa House Industry Co Ltd	11,000	132	Daido Steel Co Ltd	6,000	34
Sekisui Chemical Co Ltd	2,134,000	17,732	Fortescue Metals Group Ltd	20,583	139
Sekisui House Ltd	120,000	1,149	Hitachi Metals Ltd	4,000	52
	$ 19,013		JFE Holdings Inc	6,800	185
Home Furnishings - 0.20%			Kobe Steel Ltd	214,000	525
Matsushita Electric Industrial Co Ltd	128,300	1,579	Nippon Steel Corp	76,000	236
Sharp Corp/Japan	18,000	164	ThyssenKrupp AG	23,661	1,090
Sony Corp	54,000	1,505	Voestalpine AG	2,610	128
	$ 3,248			$ 16,848
Insurance - 6.16%			Leisure Products & Services - 0.02%
Admiral Group PLC	4,780	135	Sega Sammy Holdings Inc	4,600	79
Aegon NV (a)	318,424	2,529	Shimano Inc	1,600	86
			TUI AG (a)	3,357	43
Ageas	347,500	1,055
AIA Group Ltd (a)	743,600	2,504	Yamaha Corp	3,700	46
Allianz SE	21,394	3,369

See accompanying notes

232

Schedule of Investments
International Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Leisure Products & Services (continued)			Mining (continued)
Yamaha Motor Co Ltd (a)	6,400 $	121	Dowa Holdings Co Ltd	6,000 $	39
	$ 375		Eurasian Natural Resources Corp PLC	6,118	93
Lodging - 0.11%			Fresnillo PLC	4,259	117
Crown Ltd	10,740	99	Kazakhmys PLC	40,386	930
Genting Singapore PLC (a)	545,200	967	Mitsubishi Materials Corp	228,000	784
Intercontinental Hotels Group PLC	6,859	150	Mitsui Mining & Smelting Co Ltd	13,000	46
Sands China Ltd (a)	57,200	161	Newcrest Mining Ltd	414,474	18,831
Shangri-La Asia Ltd	31,000	86	Orica Ltd	5,355	156
SJM Holdings Ltd	37,000	80	OZ Minerals Ltd	74,148	117
Sky City Entertainment Group Ltd	14,051	40	Rio Tinto Ltd	59,000	5,316
Wynn Macau Ltd	36,800	131	Rio Tinto PLC	285,765	20,811
	$ 1,714		Sumitomo Metal Mining Co Ltd	9,000	159
Machinery - Construction & Mining - 0.23%			Umicore SA	61,147	3,507
Atlas Copco AB - A Shares	11,319	333	Vedanta Resources PLC	2,980	116
Atlas Copco AB - B Shares	6,578	174	Xstrata PLC	1,031,928	26,226
Hitachi Construction Machinery Co Ltd	2,400	58		$ 91,848
Komatsu Ltd	90,200	3,158	Miscellaneous Manufacturing - 1.56%
	$ 3,723		Alfa Laval AB	8,021	180
Machinery - Diversified - 3.76%			FUJIFILM Holdings Corp	49,500	1,531
Alstom SA	47,557	3,163	Siemens AG	157,131	22,880
FANUC Corp	135,300	22,435	Smiths Group PLC	6,590	147
Hexagon AB	571,161	14,840	Wartsila OYJ	3,748	147
IHI Corp	31,000	78		$ 24,885
Japan Steel Works Ltd/The	8,000	64	Office & Business Equipment - 0.07%
Kawasaki Heavy Industries Ltd	33,000	136	Canon Inc	19,100	895
Kone OYJ	2,624	164	Neopost SA	771	73
Kubota Corp	114,000	1,082	Ricoh Co Ltd	11,000	121
MAN SE	16,025	2,233	Seiko Epson Corp	3,100	54
Metso OYJ	247,976	15,206		$ 1,143
Mitsubishi Heavy Industries Ltd	50,000	237	Oil & Gas - 7.60%
Nabtesco Corp	2,200	55	BG Group PLC	1,059,838	27,148
Sumitomo Heavy Industries Ltd	13,000	85	BP PLC	806,707	6,233
Weir Group PLC/The	5,007	161	Cairn Energy PLC (a)	20,693	156
	$ 59,939		Caltex Australia Ltd	3,207	50
Media - 0.52%			Cosmo Oil Co Ltd	13,000	42
Axel Springer AG	360	59	ENI SpA	45,623	1,220
British Sky Broadcasting Group PLC	101,338	1,425	Idemitsu Kosan Co Ltd	500	59
Fairfax Media Ltd	50,285	73	Inpex Corp	32	243
Fuji Media Holdings Inc	11	15	JX Holdings Inc	39,320	272
ITV PLC (a)	671,468	853	Niko Resources Ltd	118,349	10,505
Kabel Deutschland Holding AG (a)	1,349	84	Oil Search Ltd	134,779	1,042
Lagardere SCA	2,949	129	OMV AG	3,563	162
Metropole Television SA	1,531	41	Origin Energy Ltd	118,496	2,123
Modern Times Group AB	16,900	1,295	Petroleo Brasileiro SA ADR	406,766	15,185
Pearson PLC	57,147	1,098	Repsol YPF SA	33,637	1,201
Reed Elsevier NV	11,683	153	Royal Dutch Shell PLC - A Shares	253,580	9,838
Reed Elsevier PLC	20,633	183	Royal Dutch Shell PLC - B Shares	155,716	6,052
Singapore Press Holdings Ltd	36,000	117	Santos Ltd	14,325	237
Societe Television Francaise 1	2,788	52	Seadrill Ltd	5,568	197
United Business Media Ltd	84,600	854	Showa Shell Sekiyu KK	4,600	50
Vivendi SA	20,919	656	Statoil ASA	476,692	13,947
Wolters Kluwer NV	7,245	169	Suncor Energy Inc	374,010	17,239
WPP PLC	75,352	984	Total SA	37,864	2,424
	$ 8,240		Transocean Ltd	53,865	3,948
Metal Fabrication & Hardware - 0.25%			Tullow Oil PLC	13,123	314
Assa Abloy AB	5,260	158	Woodside Petroleum Ltd	25,021	1,283
Johnson Matthey PLC	63,900	2,138		$ 121,170
NSK Ltd	110,000	971	Oil & Gas Services - 0.41%
NTN Corp	11,000	53	Amec PLC	44,809	898
SKF AB	6,570	207	Petrofac Ltd	6,160	156
Tenaris SA	7,690	194	Saipem SpA	93,781	5,324
Vallourec SA	1,636	204	Technip SA	1,455	164
	$ 3,925			$ 6,542
Mining - 5.76%			Packaging & Containers - 0.01%
Alumina Ltd	57,968	144	Amcor Ltd/Australia	18,070	139
Anglo American PLC	106,857	5,570	Toyo Seikan Kaisha Ltd	3,500	59
Antofagasta PLC	6,806	155		$ 198
BHP Billiton Ltd	123,003	6,179	Pharmaceuticals - 3.99%
BHP Billiton PLC	57,028	2,405	Actelion Ltd (a)	2,422	143
Boliden AB	6,498	147	Alfresa Holdings Corp	900	32

See accompanying notes

233

Schedule of Investments International Fund I

April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			REITS (continued)
Astellas Pharma Inc	46,000 $	1,752	Westfield Retail Trust	52,536 $	153
AstraZeneca PLC	25,790	1,288		$ 5,947
Chugai Pharmaceutical Co Ltd	5,200	86	Retail - 3.24%
Daiichi Sankyo Co Ltd	11,200	219	ABC-Mart Inc	19,600	732
Dainippon Sumitomo Pharma Co Ltd	3,800	36	Aeon Co Ltd	14,800	178
Eisai Co Ltd	4,100	149	Autogrill SpA	2,777	40
GlaxoSmithKline PLC	228,786	4,989	Carphone Warehouse Group PLC (a)	286,550	1,904
Hisamitsu Pharmaceutical Co Inc	1,500	62	Cie Financiere Richemont SA	42,000	2,714
Merck KGaA	1,595	169	Citizen Holdings Co Ltd	6,100	37
Miraca Holdings Inc	1,300	49	FamilyMart Co Ltd	1,500	54
Mitsubishi Tanabe Pharma Corp	126,600	2,084	Harvey Norman Holdings Ltd	13,196	39
Novartis AG	517,464	30,719	Hennes & Mauritz AB	15,121	534
Novo Nordisk A/S	64,783	8,189	Inditex SA	33,089	2,967
Ono Pharmaceutical Co Ltd	2,100	107	J Front Retailing Co Ltd	12,000	52
Orion OYJ	2,208	55	Kingfisher PLC	4,324,150	19,826
Otsuka Holdings Co Ltd	5,900	158	Lawson Inc	8,600	421
Roche Holding AG	10,390	1,685	Lifestyle International Holdings Ltd	13,500	39
Rohto Pharmaceutical Co Ltd	55,000	558	Marks & Spencer Group PLC	27,383	177
Sanofi-Aventis SA	61,505	4,865	Marui Group Co Ltd	5,200	36
Santen Pharmaceutical Co Ltd	1,700	65	Pandora A/S	1,463	66
Shionogi & Co Ltd	7,100	115	PPR	14,824	2,651
Shire PLC	144,853	4,476	Seven & I Holdings Co Ltd	661,500	16,498
Suzuken Co Ltd	1,500	37	Shimamura Co Ltd	500	47
Taisho Pharmaceutical Co	3,000	70	Swatch Group AG/The - BR	523	257
Takeda Pharmaceutical Co Ltd	12,500	604	Swatch Group AG/The - REG	1,031	91
Teva Pharmaceutical Industries Ltd	15,378	715	Takashimaya Co Ltd	89,000	607
Tsumura & Co	1,300	40	UNY Co Ltd	4,500	39
	$ 63,516		Wesfarmers Ltd	33,729	1,231
Real Estate - 1.05%			Wesfarmers Ltd - PPS	3,608	133
Aeon Mall Co Ltd	2,000	48	Whitbread PLC	4,218	118
Cheung Kong Holdings Ltd	97,000	1,526	Yamada Denki Co Ltd	1,950	135
Daito Trust Construction Co Ltd	1,800	143		$ 51,623
Fraser and Neave Ltd	23,000	118	Semiconductors - 1.37%
Hang Lung Group Ltd	20,000	135	ARM Holdings PLC	124,127	1,286
Hang Lung Properties Ltd	208,000	926	ASM Pacific Technology Ltd	4,600	62
Henderson Land Development Co Ltd	196,000	1,342	ASML Holding NV	47,903	1,983
Hopewell Holdings Ltd	13,500	41	Elpida Memory Inc (a)	78,500	1,164
IMMOFINANZ AG (a)	24,793	118	Infineon Technologies AG	18,400	208
Keppel Land Ltd	231,000	787	Rohm Co Ltd	2,400	144
Kerry Properties Ltd	18,000	96	Samsung Electronics Co Ltd	17,013	14,177
Lend Lease Group	13,064	125	STMicroelectronics NV	105,658	1,248
Mitsubishi Estate Co Ltd	108,000	1,874	Tokyo Electron Ltd	26,400	1,518
Mitsui Fudosan Co Ltd	501,000	8,554		$ 21,790
New World Development Ltd	60,000	105	Shipbuilding - 0.01%
Sino Land Co Ltd	61,243	108	Mitsui Engineering & Shipbuilding Co Ltd	16,000	39
Sumitomo Realty & Development Co Ltd	9,244	189	SembCorp Marine Ltd	19,000	88
Sun Hung Kai Properties Ltd	20,658	323	Yangzijiang Shipbuilding Holdings Ltd	47,000	70
Tokyu Land Corp	10,000	43		$ 197
UOL Group Ltd	11,000	43	Software - 2.32%
Wheelock & Co Ltd	21,000	86	Check Point Software Technologies Ltd (a)	237,420	13,041
	$ 16,730		Konami Corp	2,200	43
REITS - 0.37%			Playtech Ltd	49,290	266
Ascendas Real Estate Investment Trust	35,000	58	SAP AG	367,162	23,654
British Land Co PLC	166,332	1,668		$ 37,004
Dexus Property Group	114,953	111	Storage & Warehousing - 0.00%
Gecina SA	463	67	Mitsubishi Logistics Corp	2,000	22
GPT Group	42,762	148
Hammerson PLC	16,809	132	Telecommunications - 5.08%
ICADE	577	74	Alcatel-Lucent/France (a)	39,490	255
Japan Prime Realty Investment Corp	16	45	Belgacom SA	3,779	149
Japan Real Estate Investment Corp	11	109	BT Group PLC	525,805	1,720
Japan Retail Fund Investment Corp	38	61	Deutsche Telekom AG	53,377	889
Land Securities Group PLC	14,088	185	Elisa OYJ	3,227	78
Link REIT/The	54,000	170	Eutelsat Communications SA	2,353	102
Mirvac Group	85,372	119	France Telecom SA	27,425	643
Nippon Building Fund Inc	12	121	Hellenic Telecommunications Organization SA	5,822	69
Segro PLC	17,615	96	Inmarsat PLC	10,395	106
Stockland	42,206	175	KDDI Corp	209	1,386
Unibail-Rodamco SE	1,669	390	Koninklijke KPN NV	90,312	1,433
Westfield Group	208,880	2,065	Millicom International Cellular SA	1,431	155

See accompanying notes

234

Schedule of Investments
International Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications (continued)			Water (continued)
NICE Systems Ltd (a)	1,555 $	59	Veolia Environnement	5,845 $	195
Nippon Telegraph & Telephone Corp	45,700	2,110			$ 18,703
Nokia OYJ	55,392	510	TOTAL COMMON STOCKS		$ 1,537,866
NTT DoCoMo Inc	721	1,327		Maturity
PCCW Ltd	871,000	345		Amount
Portugal Telecom SGPS SA	14,136	173	REPURCHASE AGREEMENTS - 1.25%	(000's)	Value (000's)
SES SA	7,269	191	Banks - 1.25%
Singapore Telecommunications Ltd	729,000	1,858	Investment in Joint Trading Account; Credit Suisse $	4,034	$ 4,033
Softbank Corp	79,905	3,340	Repurchase Agreement; 0.03% dated
StarHub Ltd	14,000	33	04/29/11 maturing 05/02/11 (collateralized by
Swisscom AG	9,460	4,340	US Treasury Strips; $4,114,182; 0.00%; dated
TalkTalk Telecom Group PLC	846,600	1,963	08/15/14 - 08/15/37)
Tele2 AB	7,923	199	Investment in Joint Trading Account; Deutsche	5,987	5,988
Telecom Corp of New Zealand Ltd	9,444,025	16,622	Bank Repurchase Agreement; 0.03% dated
Telecom Italia SpA	158,914	239	04/29/11 maturing 05/02/11 (collateralized by
Telecom Italia SpA - RSP	146,185	189	Sovereign Agency Issues; $6,106,988; 0.00%
Telefonaktiebolaget LM Ericsson	200,737	3,048	- 4.38%; dated 09/15/12 - 10/15/29)
Telefonica SA	138,136	3,713	Investment in Joint Trading Account; JP Morgan	2,206	2,206
Telekom Austria AG	8,059	125	Repurchase Agreement; 0.02% dated
Telenor ASA	158,535	2,740	04/29/11 maturing 05/02/11 (collateralized by
TeliaSonera AB	37,908	310	Sovereign Agency Issues; $2,249,944; 0.00%
Telstra Corp Ltd	471,982	1,505	- 9.80%; dated 06/15/11 - 09/26/19)
Vodafone Group PLC	10,142,652	29,071	Investment in Joint Trading Account; Merrill	5,533	5,532
	$ 80,995		Lynch Repurchase Agreement; 0.03% dated
Textiles - 0.03%			04/29/11 maturing 05/02/11 (collateralized by
Kuraray Co Ltd	8,100	117	Sovereign Agency Issues; $5,643,422; 0.00%
Nisshinbo Holdings Inc	3,000	29	- 8.13%; dated 05/11/11 - 09/15/39)
Teijin Ltd	22,000	105	Investment in Joint Trading Account; Morgan	2,206	2,206
Toray Industries Inc	26,000	191	Stanley Repurchase Agreement; 0.02% dated
	$ 442		04/29/11 maturing 05/02/11 (collateralized by
Toys, Games & Hobbies - 0.09%			Sovereign Agency Issues; $2,249,944; 1.11%
Namco Bandai Holdings Inc	4,600	51	- 2.38%; dated 06/22/12 - 07/28/15)
Nintendo Co Ltd	5,800	1,370			$ 19,965
	$ 1,421		TOTAL REPURCHASE AGREEMENTS		$ 19,965
Transportation - 0.67%			Total Investments		$ 1,557,831
AP Moller - Maersk A/S - A shares	13	128	Other Assets in Excess of Liabilities, Net - 2.23%		$ 35,494
AP Moller - Maersk A/S - B shares	21	213	TOTAL NET ASSETS - 100.00%		$ 1,593,325
Asciano Ltd	69,510	126
Central Japan Railway Co	24	181
ComfortDelGro Corp Ltd	44,000	55	(a) Non-Income Producing Security
Deutsche Post AG	113,378	2,239	(b)		Security exempt from registration under Rule 144A of the Securities Act of
DSV A/S	5,165	135	1933. These securities may be resold in transactions exempt from
East Japan Railway Co	15,000	828	registration, normally to qualified institutional buyers. Unless otherwise
Firstgroup PLC	11,428	62	indicated, these securities are not considered illiquid. At the end of the
Hankyu Hanshin Holdings Inc	26,000	115	period, the value of these securities totaled $7,755 or 0.49% of net assets.
Kawasaki Kisen Kaisha Ltd	16,000	53	(c) Security is Illiquid
Keio Corp	13,000	73
Keisei Electric Railway Co Ltd	6,000	34
Kintetsu Corp	41,000	123	Unrealized Appreciation (Depreciation)
Kuehne + Nagel International AG	17,990	2,874	The net federal income tax unrealized appreciation (depreciation) and federal tax
Mitsui OSK Lines Ltd	28,000	155	cost of investments held as of the period end were as follows:
MTR Corp	36,000	131
Neptune Orient Lines Ltd/Singapore	21,000	32	Unrealized Appreciation		$ 239,503
Nippon Express Co Ltd	19,000	75	Unrealized Depreciation		(22,402)
Nippon Yusen KK	288,000	1,058	Net Unrealized Appreciation (Depreciation)		$ 217,101
Odakyu Electric Railway Co Ltd	15,000	121	Cost for federal income tax purposes		$ 1,340,730
Orient Overseas International Ltd	85,000	649	All dollar amounts are shown in thousands (000's)
QR National Ltd (a)	40,574	152
TNT NV	5,565	137
Tokyu Corp	26,000	107
Toll Holdings Ltd	16,188	100
West Japan Railway Co	159	575
Yamato Holdings Co Ltd	9,800	156
	$ 10,687
Water - 1.17%
Severn Trent PLC	5,926	149
Suez Environnement Co	6,533	150
United Utilities Group PLC	1,726,270	18,209

See accompanying notes

235

Schedule of Investments
International Fund I
April 30, 2011 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		17 .79%
Japan		17 .06%
France		9 .70%
Switzerland		8 .49%
Germany		8 .31%
Australia		5 .61%
Netherlands		4 .50%
Hong Kong		2 .88%
Norway		2 .53%
Canada		2 .51%
Sweden		1 .83%
China		1 .72%
Belgium		1 .68%
Brazil		1 .55%
Korea, Republic Of		1 .55%
Spain		1 .35%
Finland		1 .28%
United States		1 .26%
Italy		1 .23%
New Zealand		1 .05%
Israel		0 .98%
Denmark		0 .75%
Singapore		0 .67%
Luxembourg		0 .53%
Ireland		0 .50%
Austria		0 .17%
Guernsey		0 .10%
Papua New Guinea		0 .07%
Portugal		0 .03%
Virgin Islands, British		0 .02%
Greece		0 .02%
Macao		0 .02%
Bermuda		0 .01%
Mexico		0 .01%
Cyprus		0 .01%
Other Assets in Excess of Liabilities, Net		2 .23%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2011	Long	369	$ 31,396	$ 33,158	$ 1,762
S&P 500 eMini; June 2011	Long	210	13,836	14,277	441
$ 2,203

All dollar amounts are shown in thousands (000's)

See accompanying notes

236

Schedule of Investments International Growth Fund April 30, 2011 (unaudited)

COMMON STOCKS - 98.59%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.21%			Diversified Financial Services (continued)
BAE Systems PLC	1,613,518 $	8,837	ORIX Corp	38,380 $	3,742
Safran SA	156,228	6,063		$ 16,307
	$ 14,900		Electric - 0.59%
Agriculture - 2.19%			CLP Holdings Ltd	886,500	7,294
British American Tobacco PLC	297,608	12,979
Imperial Tobacco Group PLC	398,390	14,021	Electrical Components & Equipment - 2.84%
	$ 27,000		Bekaert SA	55,326	6,923
Apparel - 1.32%			Hitachi Ltd	1,581,000	8,537
Burberry Group PLC	373,009	8,069	Mitsubishi Electric Corp	856,000	9,403
Christian Dior SA	51,373	8,244	Schneider Electric SA	57,910	10,233
	$ 16,313			$ 35,096
Automobile Manufacturers - 5.44%			Electronics - 2.18%
Bayerische Motoren Werke AG	96,174	9,047	Alps Electric Co Ltd	269,900	2,655
Daihatsu Motor Co Ltd	244,000	3,913	Anritsu Corp	393,000	3,111
Daimler AG	188,775	14,531	Kyocera Corp	96,400	10,565
Honda Motor Co Ltd	86,200	3,390	Murata Manufacturing Co Ltd	40,400	2,914
Nissan Motor Co Ltd	553,300	5,280	Toshiba Corp	1,450,000	7,633
Peugeot SA	87,308	3,965		$ 26,878
Volkswagen AG - Pref Shares	64,252	12,652	Engineering & Construction - 1.75%
Volvo AB - B Shares	733,739	14,402	ABB Ltd (a)	293,472	8,102
	$ 67,180		Carillion PLC	764,818	5,003
Automobile Parts & Equipment - 2.61%			NCC AB	96,206	2,571
Aisin Seiki Co Ltd	120,700	4,239	SembCorp Industries Ltd	1,348,000	5,947
Denso Corp	165,400	5,518		$ 21,623
Faurecia (a)	120,011	4,950	Food - 7.82%
JTEKT Corp	195,800	2,530	Aryzta AG	85,768	4,779
Sumitomo Electric Industries Ltd	662,100	9,150	Jeronimo Martins SGPS SA	383,861	6,300
Valeo SA	92,137	5,868	Kesko OYJ	46,084	2,392
	$ 32,255		Marine Harvest ASA	3,679,894	4,861
Banks - 5.77%			Metro AG	102,011	7,494
Australia & New Zealand Banking Group Ltd	325,868	8,654	Nestle SA	527,515	32,749
Canadian Imperial Bank of Commerce/Canada	59,117	5,118	Nutreco NV	41,550	3,234
DnB NOR ASA	196,560	3,196	Saputo Inc	92,193	4,389
HSBC Holdings PLC	2,598,765	28,450	Suedzucker AG	213,554	6,565
Nordea Bank AB	409,133	4,669	Tesco PLC	659,990	4,449
Oversea-Chinese Banking Corp Ltd	723,000	5,641	Unilever NV	97,838	3,220
Standard Chartered PLC	180,693	5,007	Unilever PLC	238,284	7,729
UBS AG (a)	527,178	10,537	WM Morrison Supermarkets PLC	1,711,138	8,426
	$ 71,272			$ 96,587
Beverages - 1.95%			Forest Products & Paper - 0.56%
Anheuser-Busch InBev NV	264,368	16,857	UPM-Kymmene OYJ	337,258	6,913
Carlsberg A/S	34,323	4,076
Diageo PLC	153,049	3,114	Gas - 1.01%
	$ 24,047		Centrica PLC	2,323,889	12,456
Building Materials - 0.21%
Krosaki Harima Corp	635,000	2,591	Hand & Machine Tools - 0.38%
			Finning International Inc	158,700	4,655
Chemicals - 4.12%
Agrium Inc	96,669	8,762	Healthcare - Products - 1.04%
BASF SE	72,874	7,470	Coloplast A/S	31,347	4,607
Croda International PLC	222,488	6,991	DiaSorin SpA	87,359	4,217
Daicel Chemical Industries Ltd	659,000	4,225	Elekta AB	88,828	4,048
Koninklijke DSM NV	86,352	5,954		$ 12,872
Potash Corp of Saskatchewan Inc	308,808	17,445	Healthcare - Services - 0.40%
	$ 50,847		Ramsay Health Care Ltd	246,341	4,885
Computers - 0.49%
CGI Group Inc (a)	279,392	6,113	Holding Companies - Diversified - 0.35%
			Swire Pacific Ltd	282,040	4,307
Consumer Products - 0.70%
Henkel AG & Co KGaA - Pref Shares	126,956	8,646	Home Furnishings - 0.22%
			Sony Corp	99,400	2,769
Distribution & Wholesale - 1.35%
ITOCHU Corp	676,000	6,992	Insurance - 1.33%
Mitsui & Co Ltd	206,800	3,651	Legal & General Group PLC	2,160,863	4,432
Wolseley PLC	165,864	6,006	Prudential PLC	343,627	4,437
	$ 16,649		Sampo OYJ	223,405	7,518
Diversified Financial Services - 1.32%				$ 16,387
Challenger Ltd/AU	1,024,138	5,411	Internet - 0.60%
Credit Saison Co Ltd	228,600	3,813	Dena Co Ltd	78,100	2,912
GAM Holding AG (a)	169,484	3,341

See accompanying notes

237

Schedule of Investments International Growth Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Internet (continued)			Pharmaceuticals (continued)
Gree Inc	221,600 $	4,508	Dainippon Sumitomo Pharma Co Ltd	459,500 $	4,385
	$ 7,420		Novo Nordisk A/S	125,579	15,875
Investment Companies - 1.21%			Roche Holding AG	71,230	11,553
Investor AB	402,895	10,035	Shire PLC	271,972	8,404
Resolution Ltd	984,122	4,976	Takeda Pharmaceutical Co Ltd	153,000	7,394
	$ 15,011		Valeant Pharmaceuticals International Inc	109,833	5,793
Iron & Steel - 0.91%					$ 56,652
Fortescue Metals Group Ltd	680,666	4,588	Real Estate - 1.90%
Kobe Steel Ltd	1,208,000	2,964	Brookfield Asset Management Inc	335,485	11,297
Mount Gibson Iron Ltd (a)	1,813,910	3,738	Daito Trust Construction Co Ltd	86,900	6,910
	$ 11,290		Fraser and Neave Ltd	451,000	2,310
Leisure Products & Services - 0.81%			New World Development Ltd	1,672,000	2,932
Round One Corp	654,200	3,952			$ 23,449
Sega Sammy Holdings Inc	353,100	6,094	REITS - 0.25%
	$ 10,046		RioCan Real Estate Investment Trust	116,200	3,113
Lodging - 0.98%
SJM Holdings Ltd	3,236,000	6,975	Retail - 5.00%
Wynn Macau Ltd	1,433,079	5,102	Cie Financiere Richemont SA	181,664	11,740
	$ 12,077		FamilyMart Co Ltd	162,100	5,843
Machinery - Construction & Mining - 0.89%			Kingfisher PLC	1,335,921	6,125
Atlas Copco AB - A Shares	373,984	10,980	Shoppers Drug Mart Corp	242,106	10,543
			Swatch Group AG/The - BR	11,662	5,737
Machinery - Diversified - 1.44%			UNY Co Ltd	661,200	5,763
IHI Corp	1,555,000	3,911	Wesfarmers Ltd	331,885	12,114
Kawasaki Heavy Industries Ltd	960,000	3,941	Whitbread PLC	140,023	3,929
MAN SE	71,694	9,992			$ 61,794
	$ 17,844		Semiconductors - 1.82%
Media - 0.29%			Aixtron SE NA	81,997	3,498
ITV PLC (a)	2,797,972	3,554	ARM Holdings PLC	1,080,455	11,198
			Elpida Memory Inc (a)	229,900	3,407
Mining - 12.84%			STMicroelectronics NV	366,470	4,328
Anglo American PLC	129,502	6,750			$ 22,431
Barrick Gold Corp	200,300	10,229	Software - 0.82%
BHP Billiton Ltd	783,736	39,370	SAP AG	157,595	10,153
BHP Billiton PLC	390,586	16,470
Goldcorp Inc	199,391	11,146	Telecommunications - 1.57%
Iluka Resources Ltd	523,142	7,173	BT Group PLC	1,173,960	3,840
Inmet Mining Corp	43,261	3,036	KDDI Corp	965	6,400
Rio Tinto Ltd	176,268	15,884	Koninklijke KPN NV	573,178	9,097
Rio Tinto PLC	278,718	20,298			$ 19,337
Silver Wheaton Corp	116,627	4,746	Toys, Games & Hobbies - 0.24%
Xstrata PLC	699,696	17,782	Namco Bandai Holdings Inc	267,600	2,943
Yamana Gold Inc	449,824	5,734
	$ 158,618		Transportation - 2.32%
Miscellaneous Manufacturing - 2.59%			Canadian National Railway Co	151,077	11,719
IMI PLC	259,153	4,727	Nippon Yusen KK	911,000	3,347
Siemens AG	143,485	20,893	Orient Overseas International Ltd	197,500	1,508
Wartsila OYJ	163,570	6,430	Tokyu Corp	1,176,000	4,842
	$ 32,050		West Japan Railway Co	2,012	7,280
Office & Business Equipment - 1.18%					$ 28,696
Canon Inc	310,800	14,560	Water - 0.29%
			Pennon Group PLC	329,268	3,627
Oil & Gas - 6.14%
BG Group PLC	941,604	24,119	TOTAL COMMON STOCKS		$ 1,217,725
Canadian Natural Resources Ltd	57,978	2,727		Maturity
Enerplus Corp	102,893	3,331		Amount
Idemitsu Kosan Co Ltd	25,200	2,948	REPURCHASE AGREEMENTS - 0.99%	(000's)	Value (000's)
Pacific Rubiales Energy Corp	216,665	6,584	Banks - 0.99%
Repsol YPF SA	249,905	8,924	Investment in Joint Trading Account; Credit Suisse $	2,469	$ 2,469
Seadrill Ltd	183,123	6,489	Repurchase Agreement; 0.03% dated
Statoil ASA	291,787	8,537	04/29/11 maturing 05/02/11 (collateralized by
Suncor Energy Inc	136,924	6,311	US Treasury Strips; $2,518,489; 0.00%; dated
Total SA	91,664	5,868	08/15/14 - 08/15/37)
	$ 75,838		Investment in Joint Trading Account; Deutsche	3,665	3,665
Oil & Gas Services - 0.76%			Bank Repurchase Agreement; 0.03% dated
Amec PLC	209,470	4,199	04/29/11 maturing 05/02/11 (collateralized by
Trican Well Service Ltd	211,020	5,201	Sovereign Agency Issues; $3,738,382; 0.00%
	$ 9,400		- 4.38%; dated 09/15/12 - 10/15/29)
Pharmaceuticals - 4.59%
AstraZeneca PLC	65,040	3,248

See accompanying notes

238

		Schedule of Investments
		International Growth Fund
		April 30, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; JP Morgan $	1,350	$ 1,350
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,377,299; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	3,387	3,387
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $3,454,611; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	1,350	1,351
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,377,299; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 12,222
TOTAL REPURCHASE AGREEMENTS		$ 12,222
Total Investments		$ 1,229,947
Other Assets in Excess of Liabilities, Net - 0.42%		$ 5,161
TOTAL NET ASSETS - 100.00%		$ 1,235,108

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 196,215
Unrealized Depreciation	(6,784)
Net Unrealized Appreciation (Depreciation)	$ 189,431
Cost for federal income tax purposes	$ 1,040,516
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	19 .96%
Japan	17 .06%
Canada	11 .96%
Switzerland	9 .45%
Germany	8 .98%
Australia	8 .25%
Sweden	3 .79%
France	3 .67%
Denmark	1 .99%
Belgium	1 .93%
Finland	1 .88%
Hong Kong	1 .87%
Netherlands	1 .74%
Norway	1 .34%
Singapore	1 .13%
United States	0 .99%
Spain	0 .72%
Ireland	0 .68%
Bermuda	0 .53%
Portugal	0 .51%
Macao	0 .41%
Guernsey	0 .40%
Italy	0 .34%
Other Assets in Excess of Liabilities, Net	0 .42%
TOTAL NET ASSETS	100.00%

See accompanying notes

239

Schedule of Investments
International Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS - 94.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.00%			Banks (continued)
Hakuhodo DY Holdings Inc	970 $	50	Credit Suisse Group AG	29,906 $	1,359
			Danske Bank A/S (a)	421,233	10,123
Aerospace & Defense - 3.63%			DBS Group Holdings Ltd	52,919	648
BAE Systems PLC	50,257	275	Deutsche Bank AG	24,898	1,624
European Aeronautic Defence and Space Co NV	321,758	9,956	Dexia SA (a)	22,445	89
Finmeccanica SpA	585,485	7,909	DnB NOR ASA	865,703	14,074
MTU Aero Engines Holding AG	238,259	18,252	Erste Group Bank AG	5,837	295
Rolls-Royce Group PLC (a)	1,872,526	20,064	Fukuoka Financial Group Inc	32,000	132
	$ 56,456		Gunma Bank Ltd/The	17,000	92
Agriculture - 4.84%			Hachijuni Bank Ltd/The	17,000	101
British American Tobacco PLC	535,077	23,336	Hang Seng Bank Ltd	22,600	353
Imperial Tobacco Group PLC	427,600	15,049	Hokuhoku Financial Group Inc	52,000	99
KT&G Corp	303,245	17,940	HSBC Holdings PLC	1,218,166	13,215
Philip Morris International Inc	273,100	18,964	HSBC Holdings PLC	1,883,712	20,622
	$ 75,289		Intesa Sanpaolo SpA	206,305	685
Airlines - 1.06%			Intesa Sanpaolo SpA-RSP	38,164	109
Air France-KLM (a)	304,915	5,381	Israel Discount Bank Ltd (a)	20,516	43
All Nippon Airways Co Ltd	17,000	50	Iyo Bank Ltd/The	10,000	83
Cathay Pacific Airways Ltd	48,000	120	Joyo Bank Ltd/The	26,000	104
International Consolidated Airlines Group SA (a)	13,589	54	KBC Groep NV	3,296	134
Singapore Airlines Ltd	946,000	10,881	Mitsubishi UFJ Financial Group Inc	401,400	1,915
	$ 16,486		Mizrahi Tefahot Bank Ltd	5,393	60
Apparel - 1.28%			Mizuho Financial Group Inc	548,300	865
Billabong International Ltd	1,098,040	8,124	National Australia Bank Ltd	57,036	1,693
Yue Yuen Industrial Holdings Ltd	3,400,500	11,756	Natixis	22,978	132
	$ 19,880		Nishi-Nippon City Bank Ltd/The	29,000	82
Automobile Manufacturers - 2.51%			Nordea Bank AB	80,890	923
Bayerische Motoren Werke AG - Pref Shares	747	46	Oversea-Chinese Banking Corp Ltd	75,846	592
Daimler AG	13,697	1,054	Pohjola Bank PLC	798,286	11,848
Fiat Industrial SpA (a)	10,953	163	Resona Holdings Inc	38,000	179
			Royal Bank of Scotland Group PLC (a)	472,470	327
Fiat SpA	11,053	118
Fuji Heavy Industries Ltd	8,000	59	Shizuoka Bank Ltd/The	25,000	227
Hino Motors Ltd	8,000	38	Skandinaviska Enskilda Banken AB	1,291,313	12,416
Honda Motor Co Ltd	370,800	14,582	Societe Generale	19,532	1,306
Nissan Motor Co Ltd	36,700	350	Sumitomo Mitsui Financial Group Inc	42,300	1,301
Peugeot SA	6,227	283	Sumitomo Mitsui Trust Holdings Inc	98,070	334
Porsche Automobil Holding SE	4,603	335	Suncorp Group Ltd	34,813	317
Renault SA	5,114	312	Svenska Handelsbanken AB	14,893	517
Toyota Motor Corp	544,100	21,666	Swedbank AB	10,231	194
			UBS AG (a)	737,815	14,748
	$ 39,006		UniCredit SpA	9,058,124	23,318
Automobile Parts & Equipment - 0.06%			Unione di Banche Italiane SCPA	657,301	5,890
Bridgestone Corp	19,200	419	United Overseas Bank Ltd	724,272	11,609
NOK Corp	2,800	48	Westpac Banking Corp	79,771	2,172
Pirelli & C SpA	6,328	66	Yamaguchi Financial Group Inc	6,000	54
Sumitomo Electric Industries Ltd	10,800	149
Sumitomo Rubber Industries Ltd	6,900	77		$ 242,790
Toyota Industries Corp	7,300	220	Beverages - 0.05%
	$ 979		Coca-Cola West Co Ltd	2,400	49
			Foster's Group Ltd	52,446	323
Banks - 15.61%			Kirin Holdings Co Ltd	25,000	348
77 Bank Ltd/The	15,000	69
Alpha Bank AE (a)	20,403	119	Sapporo Holdings Ltd	3,000	12
Aozora Bank Ltd	22,000	47		$ 732
Australia & New Zealand Banking Group Ltd	68,608	1,822	Building Materials - 0.19%
Banco Bilbao Vizcaya Argentaria SA	113,655	1,458	Asahi Glass Co Ltd	26,000	329
Banco Comercial Portugues SA (a)	114,136	91	Cie de St-Gobain	5,871	406
Banco Comercial Portugues SA - Rights (a)	114,136	4	CRH PLC	18,796	466
Banco de Sabadell SA	44,702	198	Fletcher Building Ltd	12,508	93
Banco Santander SA	2,331,292	29,772	HeidelbergCement AG	3,767	288
Bangkok Bank PCL	1,280,600	7,293	Holcim Ltd	6,571	572
Bank Hapoalim BM (a)	40,582	213	Imerys SA	1,528	118
Bank Leumi Le-Israel BM	48,248	250	JS Group Corp	3,800	91
Bank of Cyprus PLC	34,178	125	Lafarge SA	5,351	379
Bank of Kyoto Ltd/The	13,000	120	Nippon Sheet Glass Co Ltd	37,000	109
Bank of Yokohama Ltd/The	50,000	247	TOTO Ltd	7,000	54
Barclays PLC	5,268,274	24,842		$ 2,905
BNP Paribas	188,646	14,929	Chemicals - 6.12%
Chiba Bank Ltd/The	31,000	182	Air Liquide SA	40,550	5,999
Commerzbank AG (a)	11,884	76	Air Water Inc	6,000	72
Commonwealth Bank of Australia	58,278	3,431	Akzo Nobel NV	291,769	22,663
Credit Agricole SA	29,989	499	Asahi Kasei Corp	39,000	266
			BASF SE	30,330	3,109

See accompanying notes

240

Schedule of Investments International Value Fund I April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Electric (continued)
Bayer AG	136,852 $	11,980	Tohoku Electric Power Co Inc	17,300 $	254
Daicel Chemical Industries Ltd	11,000	71	Tokyo Electric Power Co Inc/The	58,100	305
Givaudan SA (a)	13,972	15,539		$ 18,635
Kaneka Corp	12,000	87	Electrical Components & Equipment - 1.89%
Koninklijke DSM NV	4,805	331	Hitachi Ltd	88,000	475
Linde AG	128,149	23,071	Legrand SA	354,452	16,186
Mitsubishi Chemical Holdings Corp	38,000	256	Mabuchi Motor Co Ltd	177,600	8,747
Mitsubishi Gas Chemical Co Inc	16,000	124	Toshiba TEC Corp	860,500	3,946
Mitsui Chemicals Inc	37,000	135		$ 29,354
Shin-Etsu Chemical Co Ltd	208,200	10,780	Electronics - 0.70%
Showa Denko KK	29,000	58	NEC Corp	106,000	221
Solvay SA	1,957	282	Omron Corp	2,900	79
Sumitomo Chemical Co Ltd	47,000	249	Yokogawa Electric Corp	1,314,200	10,596
Tosoh Corp	22,000	85		$ 10,896
	$ 95,157		Engineering & Construction - 3.38%
Commercial Services - 0.05%			Aker Solutions ASA	218,892	5,282
Atlantia SpA	4,300	106	Balfour Beatty PLC	1,404,840	7,692
Brisa Auto-Estradas de Portugal SA	7,435	50	Bouygues SA	6,831	340
Dai Nippon Printing Co Ltd	23,000	274	Eiffage SA	1,658	115
Kamigumi Co Ltd	10,000	85	Fomento de Construcciones y Contratas SA	2,084	71
Securitas AB	12,815	160	Fraport AG Frankfurt Airport Services Worldwide	526	42
Toppan Printing Co Ltd	23,000	180	JGC Corp	600,000	14,786
	$ 855		Kajima Corp	35,000	100
Computers - 0.57%			Kinden Corp	5,000	43
Fujitsu Ltd	50,000	284	MAp Group	5,727	18
Gemalto NV	167,348	8,578	Skanska AB	10,623	228
	$ 8,862		Taisei Corp	44,000	102
Distribution & Wholesale - 3.22%			Tecnicas Reunidas SA	141,316	8,871
ITOCHU Corp	1,316,500	13,617	Vinci SA	223,987	14,962
Jardine Cycle & Carriage Ltd	757,900	22,835		$ 52,652
Marubeni Corp	43,000	311	Entertainment - 1.50%
Mitsubishi Corp	40,000	1,074	OPAP SA	667,770	14,114
Mitsui & Co Ltd	51,300	906	Sankyo Co Ltd	171,600	8,864
Sojitz Corp	54,900	104	TABCORP Holdings Ltd	28,747	240
Sumitomo Corp	808,200	11,030	Tatts Group Ltd	52,467	134
Toyota Tsusho Corp	8,700	144		$ 23,352
	$ 50,021		Food - 0.85%
Diversified Financial Services - 0.15%			Ajinomoto Co Inc	27,000	297
ASX Ltd	7,033	247	Casino Guichard Perrachon SA	35,218	3,707
Credit Saison Co Ltd	6,500	108	Dairy Crest Group PLC	856,543	5,752
Criteria Caixacorp SA	34,413	254	Danone	8,677	636
Investec PLC	20,040	161	Delhaize Group SA	3,007	260
London Stock Exchange Group PLC	5,994	87	Goodman Fielder Ltd	55,491	65
Macquarie Group Ltd	9,175	354	J Sainsbury PLC	49,622	289
Nomura Holdings Inc	93,700	476	Metcash Ltd	31,395	140
Old Mutual PLC	169,927	395	Nippon Meat Packers Inc	7,000	96
ORIX Corp	3,160	308	Nisshin Seifun Group Inc	8,000	100
	$ 2,390		Parmalat SpA	460,518	1,744
Electric - 1.20%			Suedzucker AG	2,712	83
A2A SpA	48,162	87		$ 13,169
AGL Energy Ltd	18,802	300	Forest Products & Paper - 0.06%
Chubu Electric Power Co Inc	21,400	468	Nippon Paper Group Inc	4,300	86
CLP Holdings Ltd	57,000	469	OJI Paper Co Ltd	35,000	156
E.ON AG	56,722	1,943	Stora Enso OYJ	23,809	287
EDP - Energias de Portugal SA	78,123	319	Svenska Cellulosa AB	17,858	274
Electric Power Development Co Ltd	5,000	131	UPM-Kymmene OYJ	7,450	153
Enel SpA	207,323	1,478		$ 956
Fortum OYJ	11,838	408	Gas - 2.48%
GDF Suez	206,995	8,470	Enagas SA	626,898	15,511
Hokkaido Electric Power Co Inc	7,500	136	Gas Natural SDG SA	13,073	269
Hokuriku Electric Power Co	7,100	144	National Grid PLC	32,609	334
Iberdrola SA	121,491	1,128	Osaka Gas Co Ltd	81,000	298
International Power PLC	45,865	253	Snam Rete Gas SpA	3,551,905	22,096
Kansai Electric Power Co Inc/The	24,800	520	Toho Gas Co Ltd	8,000	37
Kyushu Electric Power Co Inc	15,200	280		$ 38,545
Power Assets Holdings Ltd	40,500	284	Hand & Machine Tools - 1.21%
Public Power Corp SA	5,093	84	Mori Seiki Co Ltd	465,600	5,970
RWE AG	12,800	834	SMC Corp/Japan	70,600	12,838
Scottish & Southern Energy PLC	12,477	283		$ 18,808
SP AusNet	59,408	57

See accompanying notes

241

Schedule of Investments
International Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products - 0.02%			Iron & Steel (continued)
Fresenius SE & Co KGaA	2,252 $	237	ThyssenKrupp AG	8,958 $	413
				$ 9,093
Healthcare - Services - 0.01%			Leisure Products & Services - 0.02%
Sonic Healthcare Ltd	15,103	207	Sega Sammy Holdings Inc	8,100	140
			Yamaha Motor Co Ltd (a)	6,900	131
Holding Companies - Diversified - 0.49%				$ 271
Cie Nationale a Portefeuille (a)	1,094	79	Lodging - 0.01%
Groupe Bruxelles Lambert SA	3,243	322	Crown Ltd	12,028	111
Hutchison Whampoa Ltd	22,000	251	Sky City Entertainment Group Ltd	8,472	25
Industrivarden AB	1,686	34		$ 136
Jardine Matheson Holdings Ltd	129,100	6,197	Machinery - Diversified - 1.32%
NWS Holdings Ltd	53,000	78	Amada Co Ltd	912,000	7,274
Swire Pacific Ltd	22,500	344	Kawasaki Heavy Industries Ltd	21,000	86
Wharf Holdings Ltd	49,700	363	MAN SE	94,533	13,176
	$ 7,668			$ 20,536
Home Builders - 0.92%			Media - 1.61%
Brookfield Incorporacoes SA	2,446,500	13,778	Fairfax Media Ltd	86,636	125
Daiwa House Industry Co Ltd	20,000	240	Fuji Media Holdings Inc	20	26
Sekisui Chemical Co Ltd	18,000	150	Metropole Television SA	1,840	49
Sekisui House Ltd	23,000	220	PagesJaunes Groupe SA	5,123	53
	$ 14,388		Pearson PLC	24,334	468
Home Furnishings - 0.01%			Reed Elsevier NV	1,685,069	22,081
Sharp Corp/Japan	14,000	128	Reed Elsevier PLC	32,305	286
			Sanoma OYJ	3,278	68
Insurance - 8.26%			Vivendi SA	37,534	1,178
Aegon NV (a)	45,804	364	Wolters Kluwer NV	12,225	285
Allianz SE	14,244	2,243	WPP PLC	37,912	495
AMP Ltd	75,150	451		$ 25,114
Aviva PLC	1,780,463	13,288	Metal Fabrication & Hardware - 0.00%
AXA SA	622,417	13,967	NSK Ltd	6,000	53
Baloise Holding AG	2,025	224
CNP Assurances	5,971	137	Mining - 2.32%
Delta Lloyd NV	3,030	80	Anglo American PLC	272,866	14,223
Hannover Rueckversicherung AG	2,469	150	Antofagasta PLC	5,649	129
Helvetia Holding AG (a)	27,368	12,838
ING Groep NV (a)	1,331,782	17,556	Boliden AB	11,195	252
			Eurasian Natural Resources Corp PLC	387,652	5,902
Legal & General Group PLC	183,604	377	Mitsubishi Materials Corp	30,000	103
Mapfre SA	33,127	138	Mitsui Mining & Smelting Co Ltd	25,000	89
MS&AD Insurance Group Holdings	14,350	334	Orica Ltd	11,131	324
Muenchener Rueckversicherungs AG	114,327	18,866	Rio Tinto PLC	207,740	15,129
NKSJ Holdings Inc	43,000	275		$ 36,151
Prudential PLC	79,886	1,031	Miscellaneous Manufacturing - 1.16%
QBE Insurance Group Ltd	27,479	563	Siemens AG	124,420	18,117
RSA Insurance Group PLC	142,847	328
Sampo OYJ	8,597	289	Office & Business Equipment - 0.90%
SCOR SE	207,980	6,353	Canon Inc	294,200	13,782
Sony Financial Holdings Inc	878,600	16,236	Neopost SA	1,278	122
Swiss Life Holding AG (a)	1,234	225
Swiss Reinsurance Co Ltd (a)	9,366	558	Seiko Epson Corp	3,500	61
T&D Holdings Inc	11,150	274		$ 13,965
Vienna Insurance Group AG Wiener Versicherung	1,555	93	Oil & Gas - 4.58%
Gruppe			BP PLC	2,614,551	20,200
Zurich Financial Services (a)	75,863	21,312	Caltex Australia Ltd	5,525	86
			Cosmo Oil Co Ltd	25,000	82
	$ 128,550		ENI SpA	496,176	13,265
Internet - 0.01%			Inpex Corp	57	433
SBI Holdings Inc/Japan	823	88	JX Holdings Inc	60,110	417
			OMV AG	6,139	280
Investment Companies - 0.04%			Repsol YPF SA	12,641	451
Cheung Kong Infrastructure Holdings Ltd	19,000	93	Royal Dutch Shell PLC - A Shares	402,180	15,536
Eurazeo	1,165	97	Royal Dutch Shell PLC - A Shares	94,973	3,684
Kinnevik Investment AB	4,767	123	Royal Dutch Shell PLC - B Shares	71,567	2,782
Resolution Ltd	58,857	297	Seadrill Ltd	7,384	262
	$ 610		Showa Shell Sekiyu KK	7,800	85
Iron & Steel - 0.58%			Statoil ASA	324,614	9,497
APERAM	9,038	381	Total SA	56,112	3,592
ArcelorMittal	217,508	8,003	Transocean Ltd	8,492	622
Daido Steel Co Ltd	6,000	34		$ 71,274
Kobe Steel Ltd	54,000	132	Oil & Gas Services - 1.20%
OneSteel Ltd	55,832	130	Petrofac Ltd	187,392	4,726

See accompanying notes

242

Schedule of Investments International Value Fund I April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas Services (continued)			Semiconductors (continued)
Technip SA	123,186 $	13,896	Rohm Co Ltd	2,000 $	120
	$ 18,622		Siliconware Precision Industries Co	1,314,000	1,753
Packaging & Containers - 0.86%			Siliconware Precision Industries Co ADR	1,533,600	10,398
Rexam PLC	2,026,762	13,223	STMicroelectronics NV	25,617	302
Toyo Seikan Kaisha Ltd	6,600	112	Tokyo Electron Ltd	144,000	8,281
	$ 13,335			$ 21,229
Pharmaceuticals - 6.18%			Shipbuilding - 0.97%
Astellas Pharma Inc	11,900	453	Hyundai Heavy Industries Co Ltd	30,274	15,114
AstraZeneca PLC	54,258	2,710
Daiichi Sankyo Co Ltd	20,400	399	Software - 1.26%
Dainippon Sumitomo Pharma Co Ltd	6,900	66	Konami Corp	4,000	79
Eisai Co Ltd	7,600	275	Sage Group PLC	2,939,127	13,991
GlaxoSmithKline PLC	138,450	3,019	UBISOFT Entertainment (a)	546,261	5,484
Novartis AG	623,939	37,039		$ 19,554
Ono Pharmaceutical Co Ltd	3,400	172	Telecommunications - 4.44%
Orion OYJ	3,839	95	Belgacom SA	6,114	240
Roche Holding AG	83,122	13,482	Bezeq The Israeli Telecommunication Corp Ltd	71,225	211
Sanofi-Aventis SA	462,384	36,572	BT Group PLC	316,728	1,036
Taisho Pharmaceutical Co	4,000	94	Cable & Wireless Worldwide PLC	7,856,234	6,311
Takeda Pharmaceutical Co Ltd	23,000	1,112	Deutsche Telekom AG	75,259	1,254
Teva Pharmaceutical Industries Ltd	13,803	642	France Telecom SA	49,223	1,154
	$ 96,130		Hellenic Telecommunications Organization SA	10,122	120
Real Estate - 0.14%			KDDI Corp	1,621	10,752
Cheung Kong Holdings Ltd	37,000	582	Koninklijke KPN NV	22,466	357
Daito Trust Construction Co Ltd	1,100	87	NICE Systems Ltd (a)	2,563	97
Henderson Land Development Co Ltd	45,000	308	Nippon Telegraph & Telephone Corp	14,400	665
Hopewell Holdings Ltd	23,000	69	Nokia OYJ	99,421	916
IMMOFINANZ AG (a)	20,097	96	NTT DoCoMo Inc	460	847
Lend Lease Group	22,287	213	Partner Communications Co Ltd	3,741	69
New World Development Ltd	104,000	182	PCCW Ltd	164,000	65
Nomura Real Estate Holdings Inc	3,800	58	Singapore Telecommunications Ltd	235,000	599
Sino Land Co Ltd	107,756	190	StarHub Ltd	26,000	61
Tokyo Tatemono Co Ltd	16,000	57	Swisscom AG	622	285
Tokyu Land Corp	19,000	82	Telecom Corp of New Zealand Ltd	78,611	138
UOL Group Ltd	12,000	47	Telecom Italia SpA	383,097	577
Wheelock & Co Ltd	38,000	157	Telecom Italia SpA - RSP	242,249	313
	$ 2,128		Telefonaktiebolaget LM Ericsson	79,952	1,214
REITS - 0.22%			Telefonica SA	109,469	2,943
Ascendas Real Estate Investment Trust	66,000	110	TeliaSonera AB	59,606	487
BGP Holdings PLC (a),(b),(c)	738,711	—	Telstra Corp Ltd	116,064	370
British Land Co PLC	27,237	273	Vodafone Group PLC	13,232,598	37,928
CFS Retail Property Trust	85,192	167		$ 69,009
Dexus Property Group	198,051	191	Textiles - 0.04%
Fonciere Des Regions	1,105	125	Kuraray Co Ltd	14,100	205
Gecina SA	761	110	Nisshinbo Holdings Inc	5,000	49
Hammerson PLC	28,960	227	Teijin Ltd	38,000	181
Japan Prime Realty Investment Corp	28	79	Toray Industries Inc	21,000	154
Japan Real Estate Investment Corp	19	188		$ 589
Japan Retail Fund Investment Corp	43	69	Toys, Games & Hobbies - 0.29%
Land Securities Group PLC	20,777	273	Namco Bandai Holdings Inc	7,700	85
Mirvac Group	138,406	193	Nintendo Co Ltd	18,500	4,372
Nippon Building Fund Inc	15	151		$ 4,457
Segro PLC	30,738	167	Transportation - 2.26%
Stockland	63,509	263	AP Moller - Maersk A/S - A shares	22	216
Unibail-Rodamco SE	1,428	334	AP Moller - Maersk A/S - B shares	39	395
Westfield Group	58,204	576	ComfortDelGro Corp Ltd	77,000	96
	$ 3,496		Deutsche Post AG	761,615	15,037
Retail - 0.78%			Firstgroup PLC	19,690	107
Aeon Co Ltd	24,800	298	Kawasaki Kisen Kaisha Ltd	28,000	93
J Front Retailing Co Ltd	20,000	86	MTR Corp	29,000	106
Kingfisher PLC	73,063	335	Neptune Orient Lines Ltd/Singapore	24,000	37
Marui Group Co Ltd	9,700	67	Nippon Express Co Ltd	35,000	139
PPR	2,020	361	Nippon Yusen KK	63,000	231
Rallye SA	202,669	10,661	Orient Overseas International Ltd	9,000	69
UNY Co Ltd	8,200	72	TNT NV	743,348	18,304
Wesfarmers Ltd - PPS	6,218	229	West Japan Railway Co	70	253
	$ 12,109		Yamato Holdings Co Ltd	8,100	129
Semiconductors - 1.36%				$ 35,212
ASML Holding NV	6,178	256
Elpida Memory Inc (a)	8,000	119

See accompanying notes

243

Schedule of Investments International Value Fund I April 30, 2011 (unaudited)

Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Country		Percent
			United Kingdom		18 .56%
Water - 0.02%			Japan		14 .64%
Veolia Environnement	10,642 $	355	France		10 .86%
			Germany		8 .47%
TOTAL COMMON STOCKS		$ 1,476,150	Netherlands		7 .89%
	Maturity		Switzerland		7 .67%
	Amount		Italy		5 .00%
REPURCHASE AGREEMENTS - 2.76%	(000's)	Value (000's)	United States		3 .98%
Banks - 2.76%			Spain		3 .92%
Investment in Joint Trading Account; Credit Suisse $	8,662	$ 8,662	Singapore		3 .06%
Repurchase Agreement; 0.03% dated			Korea, Republic Of		2 .12%
04/29/11 maturing 05/02/11 (collateralized by			Norway		1 .85%
US Treasury Strips; $8,835,025; 0.00%; dated			Australia		1 .52%
08/15/14 - 08/15/37)			Hong Kong		1 .41%
Investment in Joint Trading Account; Deutsche	12,857	12,857	Sweden		1 .08%
Bank Repurchase Agreement; 0.03% dated			Greece		0 .92%
04/29/11 maturing 05/02/11 (collateralized by			Finland		0 .92%
Sovereign Agency Issues; $13,114,489;			Brazil		0 .89%
0.00% - 4.38%; dated 09/15/12 - 10/15/29)			Taiwan, Province Of China		0 .78%
Investment in Joint Trading Account; JP Morgan	4,737	4,737	Denmark		0 .68%
Repurchase Agreement; 0.02% dated			Luxembourg		0 .53%
04/29/11 maturing 05/02/11 (collateralized by			Thailand		0 .47%
Sovereign Agency Issues; $4,831,654; 0.00%			Belgium		0 .11%
- 9.80%; dated 06/15/11 - 09/26/19)			Israel		0 .10%
Investment in Joint Trading Account; Merrill	11,881	11,881	Austria		0 .06%
Lynch Repurchase Agreement; 0.03% dated			Ireland		0 .06%
04/29/11 maturing 05/02/11 (collateralized by			Portugal		0 .03%
Sovereign Agency Issues; $12,119,003;			New Zealand		0 .02%
0.00% - 8.13%; dated 05/11/11 - 09/15/39)			Bermuda		0 .02%
Investment in Joint Trading Account; Morgan	4,737	4,737	Guernsey		0 .02%
Stanley Repurchase Agreement; 0.02% dated			Cyprus		0 .01%
04/29/11 maturing 05/02/11 (collateralized by			Other Assets in Excess of Liabilities, Net		2 .35%
Sovereign Agency Issues; $4,831,654; 1.11%			TOTAL NET ASSETS		100.00%
- 2.38%; dated 06/22/12 - 07/28/15)
$ 42,874
TOTAL REPURCHASE AGREEMENTS		$ 42,874
Total Investments		$ 1,519,024
Other Assets in Excess of Liabilities, Net - 2.35%		$ 36,554
TOTAL NET ASSETS - 100.00%		$ 1,555,578

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 281,905
Unrealized Depreciation		(18,590)
Net Unrealized Appreciation (Depreciation)		$ 263,315
Cost for federal income tax purposes		$ 1,255,709
All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2011	Long	564	$ 46,974 $	50,681	$ 3,707
S&P 500 eMini; June 2011	Long	320	20,851	21,755	904
$ 4,611

All dollar amounts are shown in thousands (000's)

See accompanying notes

244

Schedule of Investments
LargeCap Blend Fund II
April 30, 2011 (unaudited)

COMMON STOCKS - 96.81%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.12%			Beverages (continued)
Interpublic Group of Cos Inc	16,762 $	197	PepsiCo Inc	199,773 $	13,763
Lamar Advertising Co (a)	3,600	117		$ 21,962
Omnicom Group Inc	20,616	1,014	Biotechnology - 0.70%
	$ 1,328		Amgen Inc (a)	53,181	3,023
Aerospace & Defense - 1.71%			Biogen Idec Inc (a)	9,850	959
Boeing Co/The	51,435	4,103	Celgene Corp (a)	28,360	1,670
General Dynamics Corp	11,504	837	Gilead Sciences Inc (a)	49,961	1,940
Goodrich Corp	4,159	367	Life Technologies Corp (a)	6,314	349
L-3 Communications Holdings Inc	3,810	305		$ 7,941
Lockheed Martin Corp	12,784	1,014	Building Materials - 0.83%
Northrop Grumman Corp	6,885	438	Masco Corp	696,941	9,353
Orbital Sciences Corp (a)	373,218	7,028
Raytheon Co	8,704	423	Chemicals - 1.92%
Rockwell Collins Inc	5,182	327	Air Products & Chemicals Inc	91,806	8,769
United Technologies Corp	50,300	4,506	CF Industries Holdings Inc	2,360	334
	$ 19,348		Dow Chemical Co/The	44,798	1,837
Agriculture - 1.85%			Eastman Chemical Co	7,705	827
Altria Group Inc	69,315	1,860	EI du Pont de Nemours & Co	29,542	1,677
Archer-Daniels-Midland Co	24,356	902	FMC Corp	2,491	220
Lorillard Inc	5,103	544	International Flavors & Fragrances Inc	2,722	173
Philip Morris International Inc	254,336	17,661	Monsanto Co	30,652	2,085
	$ 20,967		Potash Corp of Saskatchewan Inc	45,655	2,574
Airlines - 0.05%			PPG Industries Inc	5,468	518
Southwest Airlines Co	52,499	617	Praxair Inc	15,507	1,650
			Sherwin-Williams Co/The	9,834	809
Apparel - 0.33%			Sigma-Aldrich Corp	4,197	296
Coach Inc	27,287	1,632		$ 21,769
Nike Inc	18,192	1,498	Coal - 0.10%
Polo Ralph Lauren Corp	1,979	259	Peabody Energy Corp	17,211	1,150
VF Corp	2,916	293
	$ 3,682		Commercial Services - 1.67%
Automobile Manufacturers - 0.52%			Apollo Group Inc (a)	4,237	170
Ford Motor Co (a)	140,727	2,177	Automatic Data Processing Inc	24,271	1,319
General Motors Co (a)	103,661	3,327	DeVry Inc	2,130	113
PACCAR Inc	7,219	383	Equifax Inc	4,360	164
	$ 5,887		H&R Block Inc	40,660	703
Automobile Parts & Equipment - 0.99%			Mastercard Inc	5,446	1,503
Johnson Controls Inc	269,778	11,064	Moody's Corp	286,350	11,208
TRW Automotive Holdings Corp (a)	1,700	97	Paychex Inc	14,881	486
	$ 11,161		Robert Half International Inc	5,400	164
Banks - 7.38%			RR Donnelley & Sons Co	7,076	133
			SAIC Inc (a)	10,112	176
Bank of America Corp	833,939	10,241
Bank of New York Mellon Corp/The	41,732	1,208	Total System Services Inc	6,799	128
BB&T Corp	13,780	371	Visa Inc	19,397	1,515
Capital One Financial Corp	11,718	641	Western Union Co/The	51,306	1,090
Citigroup Inc (a)	1,709,921	7,849		$ 18,872
Comerica Inc	116,616	4,423	Computers - 5.88%
Fifth Third Bancorp	72,737	965	Accenture PLC - Class A	7,100	406
First Horizon National Corp	25,600	280	Apple Inc (a)	80,613	28,072
Goldman Sachs Group Inc/The	23,877	3,606	Cognizant Technology Solutions Corp (a)	6,045	501
JP Morgan Chase & Co	465,647	21,247	Computer Sciences Corp	8,900	454
KeyCorp	27,763	241	Dell Inc (a)	120,485	1,868
M&T Bank Corp	8,154	720	EMC Corp/Massachusetts (a)	93,167	2,640
Morgan Stanley	67,816	1,774	Hewlett-Packard Co	123,717	4,994
Northern Trust Corp	11,400	570	IBM Corp	116,790	19,923
PNC Financial Services Group Inc	30,482	1,900	Lexmark International Inc (a)	2,690	87
State Street Corp	26,079	1,214	NetApp Inc (a)	114,139	5,933
SunTrust Banks Inc	21,191	598	SanDisk Corp (a)	19,782	972
US Bancorp	106,852	2,759	Teradata Corp (a)	5,306	297
Wells Fargo & Co	776,665	22,609	Western Digital Corp (a)	7,771	309
Zions Bancorporation	9,700	237		$ 66,456
	$ 83,453		Consumer Products - 0.24%
Beverages - 1.94%			Avery Dennison Corp	3,694	154
Brown-Forman Corp	3,445	248	Clorox Co	4,715	328
Coca-Cola Co/The	102,590	6,920	Fortune Brands Inc	4,300	280
Coca-Cola Enterprises Inc	11,282	321	Kimberly-Clark Corp	29,486	1,948
Constellation Brands Inc (a)	6,584	147		$ 2,710
Dr Pepper Snapple Group Inc	7,633	299	Cosmetics & Personal Care - 1.77%
Molson Coors Brewing Co	5,420	264	Avon Products Inc	32,800	964
			Colgate-Palmolive Co	32,842	2,770

See accompanying notes

245

Schedule of Investments
LargeCap Blend Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care (continued)			Engineering & Construction - 0.12%
Estee Lauder Cos Inc/The	3,895 $	378	Fluor Corp	12,377 $	866
Procter & Gamble Co	245,166	15,911	Foster Wheeler AG (a)	3,100	110
	$ 20,023		Jacobs Engineering Group Inc (a)	4,264	212
Distribution & Wholesale - 0.09%			McDermott International Inc (a)	8,200	189
Fastenal Co	3,900	262		$ 1,377
Genuine Parts Co	7,832	421	Entertainment - 0.04%
WW Grainger Inc	2,029	307	International Game Technology	25,700	455
	$ 990
Diversified Financial Services - 2.08%			Environmental Control - 0.10%
American Express Co	183,689	9,015	Republic Services Inc	21,000	664
Ameriprise Financial Inc	12,083	750	Waste Management Inc	11,142	440
BlackRock Inc	2,316	454		$ 1,104
Charles Schwab Corp/The	360,263	6,596	Food - 2.68%
CME Group Inc	3,918	1,159	Campbell Soup Co	6,115	205
Discover Financial Services	36,017	895	ConAgra Foods Inc	15,780	386
Federated Investors Inc	3,136	81	Dean Foods Co (a)	6,304	71
Franklin Resources Inc	9,192	1,187	General Mills Inc	50,504	1,948
IntercontinentalExchange Inc (a)	3,934	473	Hershey Co/The	5,126	296
Invesco Ltd	35,835	891	HJ Heinz Co	7,905	405
Legg Mason Inc	14,800	550	Hormel Foods Corp	4,472	132
NASDAQ OMX Group Inc/The (a)	5,093	138	JM Smucker Co/The	4,042	303
NYSE Euronext	10,000	400	Kellogg Co	218,235	12,498
SLM Corp	35,300	586	Kraft Foods Inc	67,866	2,279
T Rowe Price Group Inc	5,223	336	Kroger Co/The	28,100	683
	$ 23,511		McCormick & Co Inc/MD	197,946	9,723
Electric - 1.41%			Safeway Inc	12,336	300
AES Corp/The (a)	112,887	1,494	Sysco Corp	11,754	340
Ameren Corp	8,169	239	Tyson Foods Inc	9,642	192
American Electric Power Co Inc	16,035	585	Whole Foods Market Inc	8,400	527
Calpine Corp (a)	27,000	452		$ 30,288
CMS Energy Corp	7,916	157	Forest Products & Paper - 0.89%
Consolidated Edison Inc	10,051	524	International Paper Co	319,332	9,861
Constellation Energy Group Inc	23,800	867	MeadWestvaco Corp	5,899	199
Dominion Resources Inc/VA	16,435	763		$ 10,060
DTE Energy Co	5,438	275	Gas - 0.60%
Duke Energy Corp	29,402	548	CenterPoint Energy Inc	46,100	857
Edison International	16,240	638	Nicor Inc	1,568	87
Entergy Corp	19,759	1,377	NiSource Inc	9,507	185
Exelon Corp	45,652	1,924	Sempra Energy	103,754	5,717
FirstEnergy Corp	38,960	1,557		$ 6,846
Integrys Energy Group Inc	2,633	138	Hand & Machine Tools - 0.02%
NextEra Energy Inc	15,047	851	Stanley Black & Decker Inc	3,400	247
Northeast Utilities	5,766	205
Pepco Holdings Inc	7,432	143	Healthcare - Products - 2.61%
PG&E Corp	8,340	384	Baxter International Inc	26,514	1,509
Pinnacle West Capital Corp	3,723	162	Becton Dickinson and Co	4,459	383
PPL Corp	10,500	288	Boston Scientific Corp (a)	65,642	492
Public Service Enterprise Group Inc	11,362	366	Covidien PLC	29,966	1,669
SCANA Corp	3,828	159	CR Bard Inc	3,600	384
Southern Co	18,843	736	DENTSPLY International Inc	12,362	464
TECO Energy Inc	26,426	509	Edwards Lifesciences Corp (a)	58,627	5,062
Wisconsin Energy Corp	8,047	251	Hospira Inc (a)	3,800	216
Xcel Energy Inc	16,172	394	Johnson & Johnson	219,457	14,422
	$ 15,986		Medtronic Inc	38,228	1,596
Electrical Components & Equipment - 0.35%			Patterson Cos Inc	3,209	111
Emerson Electric Co	58,570	3,559	St Jude Medical Inc	6,848	366
Energizer Holdings Inc (a)	3,400	257	Stryker Corp	28,503	1,682
Molex Inc	4,755	128	Varian Medical Systems Inc (a)	4,036	283
	$ 3,944		Zimmer Holdings Inc (a)	12,700	829
Electronics - 0.39%				$ 29,468
Agilent Technologies Inc (a)	18,723	935	Healthcare - Services - 0.74%
Jabil Circuit Inc	6,569	130	Aetna Inc	12,882	533
PerkinElmer Inc	3,798	107	CIGNA Corp	15,866	743
TE Connectivity Ltd	28,625	1,026	Coventry Health Care Inc (a)	5,156	167
Thermo Fisher Scientific Inc (a)	24,873	1,492	DaVita Inc (a)	5,600	493
Waters Corp (a)	7,200	706	HCA Holdings Inc (a)	10,700	351
	$ 4,396		Humana Inc	6,711	511
Energy - Alternate Sources - 0.01%			Quest Diagnostics Inc	12,053	679
First Solar Inc (a)	1,100	154	Tenet Healthcare Corp (a)	16,728	116
			UnitedHealth Group Inc	60,968	3,001

See accompanying notes

246

Schedule of Investments
LargeCap Blend Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified (continued)
WellPoint Inc	22,802 $	1,751	Rockwell Automation Inc	1,800 $	157
	$ 8,345		Roper Industries Inc	3,182	275
Home Builders - 0.98%				$ 10,241
Lennar Corp	77,110	1,464	Media - 3.17%
Toll Brothers Inc (a)	455,294	9,566	CBS Corp	15,602	393
	$ 11,030		Comcast Corp - Class A	135,793	3,564
Home Furnishings - 0.05%			DIRECTV (a)	29,342	1,426
Harman International Industries Inc	8,400	408	Discovery Communications Inc - C Shares (a)	13,650	539
Whirlpool Corp	2,466	212	Gannett Co Inc	8,145	123
	$ 620		McGraw-Hill Cos Inc/The	10,405	421
Housewares - 0.02%			News Corp - Class A	51,635	920
Newell Rubbermaid Inc	9,575	183	News Corp - Class B	569,056	10,755
			Scripps Networks Interactive	3,083	159
Insurance - 2.78%			Time Warner Cable Inc	22,790	1,780
ACE Ltd	14,005	941	Time Warner Inc	64,965	2,459
Aflac Inc	22,077	1,241	Viacom Inc	13,700	701
Allstate Corp/The	44,016	1,489	Walt Disney Co/The	289,688	12,485
Aon Corp	32,445	1,692	Washington Post Co/The	201	88
Assurant Inc	4,025	160		$ 35,813
Berkshire Hathaway Inc - Class A (a)	46	5,739	Metal Fabrication & Hardware - 0.13%
Berkshire Hathaway Inc - Class B (a)	74,240	6,185	Precision Castparts Corp	9,746	1,506
Chubb Corp	21,318	1,390
Cincinnati Financial Corp	5,609	178	Mining - 1.70%
Hartford Financial Services Group Inc	22,923	664	Alcoa Inc	23,211	395
Lincoln National Corp	10,712	335	Barrick Gold Corp	7,100	362
Loews Corp	10,500	465	Eldorado Gold Corp	19,900	370
Marsh & McLennan Cos Inc	42,683	1,292	Freeport-McMoRan Copper & Gold Inc	180,328	9,923
MetLife Inc	147,189	6,887	Newmont Mining Corp	127,885	7,495
Progressive Corp/The	22,302	489	Titanium Metals Corp	3,018	60
Prudential Financial Inc	18,779	1,191	Vulcan Materials Co	13,000	588
Torchmark Corp	2,854	191		$ 19,193
Travelers Cos Inc/The	10,445	661	Miscellaneous Manufacturing - 5.11%
Unum Group	10,956	290	3M Co	98,217	9,548
	$ 31,480		Cooper Industries PLC	11,900	785
Internet - 2.65%			Danaher Corp	41,000	2,265
Akamai Technologies Inc (a)	9,700	334	Dover Corp	6,140	418
Amazon.com Inc (a)	21,703	4,265	Eaton Corp	106,766	5,715
eBay Inc (a)	32,061	1,102	General Electric Co	997,496	20,398
Expedia Inc	7,267	182	Harsco Corp	138,587	4,934
Google Inc (a)	37,353	20,324	Honeywell International Inc	153,373	9,390
Liberty Media Corp - Interactive (a)	28,500	498	Illinois Tool Works Inc	11,553	675
Netflix Inc (a)	2,958	688	Ingersoll-Rand PLC	20,567	1,039
Priceline.com Inc (a)	2,889	1,581	ITT Corp	6,029	348
Symantec Corp (a)	25,572	502	Leggett & Platt Inc	5,039	133
Yahoo! Inc (a)	27,146	482	Pall Corp	3,975	232
	$ 29,958		Parker Hannifin Corp	7,262	685
Iron & Steel - 0.20%			Textron Inc	24,448	638
Cliffs Natural Resources Inc	9,115	854	Tyco International Ltd	11,357	554
Nucor Corp	20,984	986		$ 57,757
United States Steel Corp	8,800	420	Office & Business Equipment - 0.08%
	$ 2,260		Pitney Bowes Inc	7,141	175
Leisure Products & Services - 0.51%			Xerox Corp	73,820	745
Carnival Corp	29,475	1,122		$ 920
Harley-Davidson Inc	123,949	4,618	Oil & Gas - 10.03%
	$ 5,740		Anadarko Petroleum Corp	16,343	1,290
Lodging - 0.27%			Apache Corp	50,252	6,702
Las Vegas Sands Corp (a)	19,300	907	Chesapeake Energy Corp	15,918	536
Marriott International Inc/DE	24,639	870	Chevron Corp	155,224	16,987
Starwood Hotels & Resorts Worldwide Inc	14,647	872	Cimarex Energy Co	3,200	354
Wyndham Worldwide Corp	6,157	213	ConocoPhillips	59,808	4,721
Wynn Resorts Ltd	1,200	177	Denbury Resources Inc (a)	13,434	303
	$ 3,039		Devon Energy Corp	20,486	1,865
Machinery - Construction & Mining - 0.38%			Diamond Offshore Drilling Inc	71,307	5,410
Caterpillar Inc	28,242	3,260	EOG Resources Inc	12,910	1,458
Joy Global Inc	10,110	1,020	EQT Corp	6,300	331
	$ 4,280		Exxon Mobil Corp	464,958	40,917
Machinery - Diversified - 0.91%			Helmerich & Payne Inc	3,636	241
AGCO Corp (a)	25,080	1,444	Hess Corp	17,363	1,493
Cummins Inc	62,699	7,535	Marathon Oil Corp	16,675	901
Deere & Co	8,508	830	Murphy Oil Corp	21,004	1,627

See accompanying notes

247

Schedule of Investments LargeCap Blend Fund II

April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Nabors Industries Ltd (a)	9,766 $	299	Weyerhaeuser Co	39,885 $	918
Newfield Exploration Co (a)	100,802	7,137		$ 8,114
Noble Corp	21,884	941	Retail - 4.16%
Noble Energy Inc	3,985	384	AutoZone Inc (a)	4,006	1,131
Occidental Petroleum Corp	37,163	4,247	Bed Bath & Beyond Inc (a)	30,236	1,697
Petroleo Brasileiro SA ADR	127,580	4,763	Best Buy Co Inc	11,489	359
QEP Resources Inc	12,669	541	Big Lots Inc (a)	2,846	117
Range Resources Corp	7,700	435	CarMax Inc (a)	20,600	715
Rowan Cos Inc (a)	3,920	163	Chipotle Mexican Grill Inc (a)	500	133
Suncor Energy Inc	15,300	704	Costco Wholesale Corp	10,257	830
Sunoco Inc	4,103	175	CVS Caremark Corp	64,629	2,342
Tesoro Corp (a)	4,842	131	Darden Restaurants Inc	4,813	226
Total SA ADR	115,365	7,410	Dollar General Corp (a)	18,800	613
Valero Energy Corp	32,655	925	Family Dollar Stores Inc	4,180	226
	$ 113,391		GameStop Corp (a)	5,037	129
Oil & Gas Services - 2.51%			Gap Inc/The	31,876	741
Baker Hughes Inc	30,816	2,385	Home Depot Inc	70,754	2,628
Cameron International Corp (a)	8,426	444	Kohl's Corp	33,319	1,756
FMC Technologies Inc (a)	21,600	1,004	Lowe's Cos Inc	53,924	1,415
Halliburton Co	165,800	8,370	Macy's Inc	36,076	863
National Oilwell Varco Inc	127,196	9,755	McDonald's Corp	49,490	3,875
Schlumberger Ltd	71,364	6,405	Nordstrom Inc	5,448	259
	$ 28,363		O'Reilly Automotive Inc (a)	4,722	279
Packaging & Containers - 0.06%			Ross Stores Inc	13,483	994
Ball Corp	6,488	242	Staples Inc	414,902	8,771
Bemis Co Inc	3,727	117	Starbucks Corp	47,066	1,703
Owens-Illinois Inc (a)	5,635	167	Target Corp	33,184	1,629
Sealed Air Corp	5,478	141	Tiffany & Co	4,290	298
	$ 667		Tim Hortons Inc	5,400	263
Pharmaceuticals - 6.28%			TJX Cos Inc	9,469	508
Abbott Laboratories	56,655	2,948	Walgreen Co	48,433	2,069
Allergan Inc/United States	13,492	1,074	Wal-Mart Stores Inc	130,866	7,195
AmerisourceBergen Corp	347,264	14,112	Yum! Brands Inc	61,495	3,299
Bristol-Myers Squibb Co	358,367	10,070		$ 47,063
Cardinal Health Inc	11,514	503	Savings & Loans - 0.03%
Eli Lilly & Co	24,437	905	Hudson City Bancorp Inc	16,301	155
Express Scripts Inc (a)	30,093	1,707	People's United Financial Inc	12,907	177
Forest Laboratories Inc (a)	9,968	331		$ 332
GlaxoSmithKline PLC ADR	96,149	4,198	Semiconductors - 3.20%
McKesson Corp	17,148	1,424	Advanced Micro Devices Inc (a)	32,866	299
Medco Health Solutions Inc (a)	20,775	1,233	Analog Devices Inc	20,710	835
Merck & Co Inc	140,098	5,037	Applied Materials Inc	68,705	1,078
Novartis AG ADR	154,003	9,112	ASML Holding NV	275,280	11,496
Pfizer Inc	864,049	18,110	Broadcom Corp	33,753	1,187
Sanofi-Aventis SA - Rights (a)	5,301	13	Intel Corp	265,231	6,151
Watson Pharmaceuticals Inc (a)	4,147	257	KLA-Tencor Corp	5,650	248
	$ 71,034		Lam Research Corp (a)	6,300	304
Pipelines - 0.38%			Linear Technology Corp	7,583	264
El Paso Corp	74,452	1,444	LSI Corp (a)	21,638	159
Oneok Inc	3,584	251	Marvell Technology Group Ltd (a)	32,500	501
Spectra Energy Corp	45,658	1,326	MEMC Electronic Materials Inc (a)	12,616	149
Williams Cos Inc	37,829	1,255	Micron Technology Inc (a)	46,039	520
	$ 4,276		Novellus Systems Inc (a)	3,099	99
Real Estate - 0.06%			NVIDIA Corp (a)	28,501	570
CB Richard Ellis Group Inc (a)	24,810	663	Teradyne Inc (a)	5,842	94
			Texas Instruments Inc	246,357	8,754
REITS - 0.72%			Xilinx Inc	100,177	3,492
AvalonBay Communities Inc	2,689	341		$ 36,200
Boston Properties Inc	4,580	479	Software - 3.81%
Equity Residential	6,588	393	Adobe Systems Inc (a)	44,448	1,492
HCP Inc	8,985	356	Autodesk Inc (a)	171,164	7,699
Health Care REIT Inc	5,901	317	BMC Software Inc (a)	6,020	302
Host Hotels & Resorts Inc	21,530	383	CA Inc	60,027	1,476
Kimco Realty Corp	30,498	596	Check Point Software Technologies Ltd (a)	2,400	132
ProLogis	15,800	257	Citrix Systems Inc (a)	6,364	537
Public Storage Inc	5,815	682	Compuware Corp (a)	7,530	85
Simon Property Group Inc	16,977	1,944	Dun & Bradstreet Corp	1,683	138
Ventas Inc	5,165	289	Electronic Arts Inc (a)	10,800	218
Vornado Realty Trust	11,987	1,159	Fidelity National Information Services Inc	7,500	248
			Fiserv Inc (a)	8,594	527
			Intuit Inc (a)	9,521	529

See accompanying notes

248

Schedule of Investments
LargeCap Blend Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Microsoft Corp	684,202 $	17,803	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Oracle Corp	298,968	10,778	Banks (continued)
Red Hat Inc (a)	17,431	827	Investment in Joint Trading Account; Morgan	$ 3,599	$ 3,599
Salesforce.com Inc (a)	2,385	331	Stanley Repurchase Agreement; 0.02% dated
		$ 43,122	04/29/11 maturing 05/02/11 (collateralized by
Telecommunications - 4.47%			Sovereign Agency Issues; $3,671,004; 1.11%
American Tower Corp (a)	111,547	5,836	- 2.38%; dated 06/22/12 - 07/28/15)
AT&T Inc	343,336	10,685			$ 32,575
CenturyLink Inc	19,443	793	TOTAL REPURCHASE AGREEMENTS		$ 32,575
Cisco Systems Inc	246,766	4,333	Total Investments		$ 1,127,281
Corning Inc	91,579	1,917	Other Assets in Excess of Liabilities, Net - 0.31%		$ 3,490
Crown Castle International Corp (a)	23,900	1,024	TOTAL NET ASSETS - 100.00%		$ 1,130,771
Harris Corp	16,112	856
Juniper Networks Inc (a)	168,236	6,448
MetroPCS Communications Inc (a)	9,085	153	(a) Non-Income Producing Security
Motorola Mobility Holdings Inc (a)	17,725	462
Motorola Solutions Inc (a)	11,281	518
Qualcomm Inc	77,048	4,379	Unrealized Appreciation (Depreciation)
Sprint Nextel Corp (a)	162,100	840
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Tellabs Inc	13,314	66	cost of investments held as of the period end were as follows:
Verizon Communications Inc	318,753	12,042
Windstream Corp	15,061	193	Unrealized Appreciation		$ 173,975
		$ 50,545	Unrealized Depreciation		(18,921)
Textiles - 0.03%			Net Unrealized Appreciation (Depreciation)		$ 155,054
Cintas Corp	12,732	395	Cost for federal income tax purposes		$ 972,227
			All dollar amounts are shown in thousands (000's)
Toys, Games & Hobbies - 0.09%
Hasbro Inc	4,717	221	Portfolio Summary (unaudited)
Mattel Inc	31,903	852	Sector		Percent
		$ 1,073	Consumer, Non-cyclical		20 .48%
Transportation - 1.91%			Financial		15 .93%
CH Robinson Worldwide Inc	4,900	393	Energy		13 .03%
CSX Corp	8,678	683	Technology		12 .97%
Expeditors International of Washington Inc	2,600	141	Industrial		12 .02%
FedEx Corp	16,206	1,551	Communications		10 .41%
Norfolk Southern Corp	100,026	7,469	Consumer, Cyclical		8 .13%
Ryder System Inc	5,800	310	Basic Materials		4 .71%
Union Pacific Corp	29,085	3,010	Utilities		2 .01%
United Parcel Service Inc	107,251	8,041	Other Assets in Excess of Liabilities, Net		0 .31%
		$ 21,598	TOTAL NET ASSETS		100.00%
TOTAL COMMON STOCKS		$ 1,094,706
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.88%	(000's)	Value (000's)
Banks - 2.88%
Investment in Joint Trading Account; Credit Suisse $ 6,581		$ 6,581
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $6,712,694; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	9,769	9,769
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $9,964,156; 0.00%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	3,599	3,599
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $3,671,004; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	9,027	9,027
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $9,207,802; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)

See accompanying notes

249

Schedule of Investments
LargeCap Blend Fund II
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2011	Long	525 $	34,075	$ 35,692	$ 1,617
					$ 1,617
All dollar amounts are shown in thousands (000's)

See accompanying notes

250

Schedule of Investments LargeCap Growth Fund April 30, 2011 (unaudited)

COMMON STOCKS - 97.82%	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Automobile Manufacturers - 3.21%			Media - 0.71%
Ford Motor Co (a)	5,362,988 $	82,965	DIRECTV (a)	379,000 $	18,416

Banks - 2.66%			Oil & Gas - 5.94%
Fifth Third Bancorp	3,237,321	42,959	Apache Corp	410,000	54,682
Wells Fargo & Co	882,000	25,675	ConocoPhillips	857,000	67,643
	$ 68,634		Ensco PLC ADR	520,000	31,002
Beverages - 2.02%					$ 153,327
Coca-Cola Co/The	775,000	52,281	Oil & Gas Services - 1.96%
			National Oilwell Varco Inc	659,000	50,539
Biotechnology - 2.38%
Gilead Sciences Inc (a)	608,000	23,615	Pharmaceuticals - 5.79%
Illumina Inc (a)	531,601	37,733	Allergan Inc/United States	521,000	41,451
	$ 61,348		Pfizer Inc	2,495,000	52,295
Chemicals - 4.42%			Watson Pharmaceuticals Inc (a)	900,336	55,839
Dow Chemical Co/The	518,000	21,233			$ 149,585
EI du Pont de Nemours & Co	371,000	21,069	Retail - 7.43%
Monsanto Co	532,000	36,197	Bed Bath & Beyond Inc (a)	1,005,000	56,400
Potash Corp of Saskatchewan Inc	632,000	35,632	Home Depot Inc	1,343,000	49,879
	$ 114,131		Ltd Brands Inc	492,000	20,251
Commercial Services - 4.41%			Starbucks Corp	1,811,000	65,540
Mastercard Inc	206,481	56,966			$ 192,070
Visa Inc	730,532	57,069	Semiconductors - 1.45%
	$ 114,035		Broadcom Corp	707,000	24,872
Computers - 13.05%			Micron Technology Inc (a)	1,108,000	12,509
Accenture PLC - Class A	898,000	51,303			$ 37,381
Apple Inc (a)	349,807	121,813	Software - 4.65%
Cognizant Technology Solutions Corp (a)	834,035	69,142	Oracle Corp	2,232,000	80,464
NetApp Inc (a)	938,388	48,777	Salesforce.com Inc (a)	287,000	39,778
Riverbed Technology Inc (a)	381,000	13,388			$ 120,242
SanDisk Corp (a)	667,623	32,807	Telecommunications - 5.74%
	$ 337,230		Acme Packet Inc (a)	133,000	10,987
Cosmetics & Personal Care - 2.02%			JDS Uniphase Corp (a)	1,284,178	26,763
Estee Lauder Cos Inc/The	538,891	52,272	Juniper Networks Inc (a)	728,000	27,904
			Qualcomm Inc	1,456,000	82,760
Diversified Financial Services - 3.36%					$ 148,414
American Express Co	1,327,000	65,129	Transportation - 1.59%
Discover Financial Services	872,000	21,661	FedEx Corp	428,000	40,947
	$ 86,790
Electronics - 4.17%			TOTAL COMMON STOCKS		$ 2,527,249
Agilent Technologies Inc (a)	1,088,000	54,302		Maturity
Thermo Fisher Scientific Inc (a)	889,491	53,361		Amount
	$ 107,663		REPURCHASE AGREEMENTS - 2.68%	(000's)	Value (000's)
Food - 2.57%			Banks - 2.68%
Hershey Co/The	286,329	16,524	Investment in Joint Trading Account; Credit Suisse $	14,013	$ 14,013
Whole Foods Market Inc	793,000	49,769	Repurchase Agreement; 0.03% dated
	$ 66,293		04/29/11 maturing 05/02/11 (collateralized by
Healthcare - Products - 1.90%			US Treasury Strips; $14,293,251; 0.00%;
St Jude Medical Inc	484,000	25,865	dated 08/15/14 - 08/15/37)
Stryker Corp	395,000	23,305	Investment in Joint Trading Account; Deutsche	20,801	20,801
	$ 49,170		Bank Repurchase Agreement; 0.03% dated
Healthcare - Services - 0.80%			04/29/11 maturing 05/02/11 (collateralized by
UnitedHealth Group Inc	421,000	20,726	Sovereign Agency Issues; $21,216,545;
			0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Internet - 5.45%			Investment in Joint Trading Account; JP Morgan	7,663	7,663
Amazon.com Inc (a)	329,600	64,767	Repurchase Agreement; 0.02% dated
Priceline.com Inc (a)	139,000	76,034	04/29/11 maturing 05/02/11 (collateralized by
	$ 140,801		Sovereign Agency Issues; $7,816,622; 0.00%
Lodging - 2.75%			- 9.80%; dated 06/15/11 - 09/26/19)
Las Vegas Sands Corp (a)	1,511,000	71,032	Investment in Joint Trading Account; Merrill	19,222	19,222
			Lynch Repurchase Agreement; 0.03% dated
Machinery - Construction & Mining - 3.08%			04/29/11 maturing 05/02/11 (collateralized by
Caterpillar Inc	689,000	79,517	Sovereign Agency Issues; $19,606,052;
			0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Machinery - Diversified - 4.31%
Cummins Inc	111,000	13,340
Deere & Co	790,784	77,102
Rockwell Automation Inc	241,000	20,998
	$ 111,440

See accompanying notes

251

Schedule of Investments
LargeCap Growth Fund
April 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 7,663	$ 7,663
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $7,816,622; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
$ 69,362
TOTAL REPURCHASE AGREEMENTS		$ 69,362
Total Investments		$ 2,596,611
Liabilities in Excess of Other Assets, Net - (0.50)%		$ (12,957)
TOTAL NET ASSETS - 100.00%		$ 2,583,654

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 676,357
Unrealized Depreciation	(15,051)
Net Unrealized Appreciation (Depreciation)	$ 661,306
Cost for federal income tax purposes	$ 1,935,305
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	21 .89%
Technology	19 .15%
Consumer, Cyclical	13 .39%
Industrial	13 .15%
Communications	11 .90%
Financial	8 .70%
Energy	7 .90%
Basic Materials	4 .42%
Liabilities in Excess of Other Assets, Net	(0 .50)%
TOTAL NET ASSETS	100.00%

See accompanying notes

252

Schedule of Investments
LargeCap Growth Fund I
April 30, 2011 (unaudited)

COMMON STOCKS - 97.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Chemicals (continued)
Interpublic Group of Cos Inc	65,014 $	764	Eastman Chemical Co	1,831 $	196
Omnicom Group Inc	19,307	950	Ecolab Inc	17,504	923
	$ 1,714		EI du Pont de Nemours & Co	25,739	1,462
Aerospace & Defense - 1.44%			FMC Corp	6,398	565
Alliant Techsystems Inc	3,732	264	Lubrizol Corp	5,468	736
Boeing Co/The	326,508	26,048	Monsanto Co	45,849	3,120
Goodrich Corp	4,579	405	Mosaic Co/The	13,020	975
Lockheed Martin Corp	20,173	1,599	PPG Industries Inc	3,626	343
Rockwell Collins Inc	10,654	672	Praxair Inc	352,735	37,538
TransDigm Group Inc (a)	6,385	532	RPM International Inc	8,405	198
United Technologies Corp	231,636	20,750	Sherwin-Williams Co/The	7,318	602
	$ 50,270		Sigma-Aldrich Corp	14,887	1,051
Agriculture - 0.35%			Valspar Corp	1,292	51
Altria Group Inc	106,714	2,864		$ 52,257
Philip Morris International Inc	135,861	9,434	Coal - 0.48%
	$ 12,298		Alpha Natural Resources Inc (a)	1,832	107
Airlines - 0.06%			Arch Coal Inc	14,414	494
Copa Holdings SA	2,514	146	Peabody Energy Corp	228,385	15,261
Delta Air Lines Inc (a)	104,758	1,088	Walter Energy Inc	6,309	872
Southwest Airlines Co	12,362	145		$ 16,734
United Continental Holdings Inc (a)	36,231	827	Commercial Services - 3.25%
	$ 2,206		Alliance Data Systems Corp (a)	6,694	636
Apparel - 1.52%			Apollo Group Inc (a)	16,024	641
Coach Inc	832,594	49,798	Automatic Data Processing Inc	36,942	2,008
Nike Inc	29,764	2,450	Career Education Corp (a)	8,241	180
Polo Ralph Lauren Corp	7,198	941	Corrections Corp of America (a)	2,563	64
	$ 53,189		DeVry Inc	8,025	424
Automobile Manufacturers - 0.31%			Emergency Medical Services Corp (a)	3,662	234
Ford Motor Co (a)	307,854	4,762	FTI Consulting Inc (a)	4,579	183
General Motors Co (a)	109,030	3,499	Gartner Inc (a)	9,282	398
Navistar International Corp (a)	9,450	657	Genpact Ltd (a)	1,828,410	29,419
Oshkosh Corp (a)	11,927	378	H&R Block Inc	16,941	293
			ITT Educational Services Inc (a)	4,025	289
PACCAR Inc	27,009	1,434
	$ 10,730		Lender Processing Services Inc	12,323	363
Automobile Parts & Equipment - 0.11%			Mastercard Inc	257,603	71,070
Autoliv Inc	3,662	293	Moody's Corp	26,414	1,034
BorgWarner Inc (a)	13,360	1,032	Paychex Inc	28,678	938
Johnson Controls Inc	46,911	1,924	Pharmaceutical Product Development Inc	14,012	432
Lear Corp	3,402	174	RR Donnelley & Sons Co	1,374	26
TRW Automotive Holdings Corp (a)	7,062	403	SEI Investments Co	19,255	430
			Verisk Analytics Inc (a)	13,122	432
	$ 3,826		Visa Inc	34,626	2,705
Banks - 2.38%			Weight Watchers International Inc	4,120	320
Bank of Hawaii Corp	1,903	93	Western Union Co/The	57,990	1,232
Bank of New York Mellon Corp/The	1,105,373	32,011
JP Morgan Chase & Co	743,167	33,911		$ 113,751
Morgan Stanley	36,086	944	Computers - 12.34%
Wells Fargo & Co	562,810	16,383	Accenture PLC - Class A	1,369,045	78,213
			Apple Inc (a)	522,771	182,045
	$ 83,342		Cognizant Technology Solutions Corp (a)	553,433	45,880
Beverages - 0.95%			Dell Inc (a)	154,883	2,402
Coca-Cola Co/The	136,911	9,236	Diebold Inc	1,832	62
Coca-Cola Enterprises Inc	26,932	765	DST Systems Inc	4,598	227
Dr Pepper Snapple Group Inc	9,156	359	EMC Corp/Massachusetts (a)	972,587	27,563
PepsiCo Inc	332,516	22,907	Hewlett-Packard Co	201,099	8,118
	$ 33,267		IBM Corp	113,945	19,437
Biotechnology - 1.14%			IHS Inc (a)	6,077	536
Celgene Corp (a)	336,121	19,791	NCR Corp (a)	20,224	401
Gilead Sciences Inc (a)	70,266	2,729	NetApp Inc (a)	1,047,764	54,463
Human Genome Sciences Inc (a)	474,346	13,979	SanDisk Corp (a)	216,101	10,619
Illumina Inc (a)	11,306	803
			Seagate Technology PLC	42,412	747
Life Technologies Corp (a)	17,179	948	Synopsys Inc (a)	1,194	33
Myriad Genetics Inc (a)	12,418	266	Teradata Corp (a)	20,943	1,171
Talecris Biotherapeutics Holdings Corp (a)	6,598	184	Western Digital Corp (a)	6,410	255
United Therapeutics Corp (a)	6,216	416
Vertex Pharmaceuticals Inc (a)	15,465	851		$ 432,172
			Consumer Products - 0.09%
	$ 39,967		Avery Dennison Corp	916	38
Chemicals - 1.49%			Clorox Co	11,559	805
Air Products & Chemicals Inc	17,488	1,670	Kimberly-Clark Corp	27,998	1,850
Albemarle Corp	12,140	856	Tupperware Brands Corp	7,783	496
Celanese Corp	20,194	1,008		$ 3,189
CF Industries Holdings Inc	6,804	963

See accompanying notes

253

Schedule of Investments LargeCap Growth Fund I April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care - 0.16%			Environmental Control (continued)
Avon Products Inc	31,938 $	938	Waste Connections Inc	11,859 $	365
Colgate-Palmolive Co	35,055	2,957		$ 43,751
Estee Lauder Cos Inc/The	9,571	929	Food - 0.35%
Procter & Gamble Co	12,820	832	Campbell Soup Co	14,297	480
	$ 5,656		ConAgra Foods Inc	5,494	134
Distribution & Wholesale - 0.39%			General Mills Inc	34,701	1,339
Fastenal Co	173,423	11,635	Hershey Co/The	11,273	650
Fossil Inc (a)	6,274	601	HJ Heinz Co	16,685	855
LKQ Corp (a)	18,979	479	Kellogg Co	20,249	1,160
WESCO International Inc (a)	1,737	107	Sysco Corp	44,131	1,276
WW Grainger Inc	5,104	774	Whole Foods Market Inc	101,821	6,390
	$ 13,596			$ 12,284
Diversified Financial Services - 2.85%			Forest Products & Paper - 0.02%
Affiliated Managers Group Inc (a)	6,582	718	International Paper Co	27,970	864
American Express Co	87,609	4,300
Ameriprise Financial Inc	6,877	427	Hand & Machine Tools - 0.03%
BlackRock Inc	4,092	802	Kennametal Inc	8,121	343
Charles Schwab Corp/The	2,457,387	44,995	Lincoln Electric Holdings Inc	5,522	434
Eaton Vance Corp	14,805	500	Regal-Beloit Corp	4,048	307
Federated Investors Inc	7,326	189		$ 1,084
Franklin Resources Inc	262,361	33,876	Healthcare - Products - 3.92%
IntercontinentalExchange Inc (a)	87,778	10,563	Baxter International Inc	43,834	2,494
Invesco Ltd	18,258	454	Becton Dickinson and Co	19,375	1,665
NASDAQ OMX Group Inc/The (a)	1,832	50	Cooper Cos Inc/The	1,117	84
NYSE Euronext	7,488	300	Covidien PLC	37,325	2,079
T Rowe Price Group Inc	21,913	1,408	CR Bard Inc	6,485	692
TD Ameritrade Holding Corp	29,264	630	DENTSPLY International Inc	19,157	719
Waddell & Reed Financial Inc	11,100	455	Edwards Lifesciences Corp (a)	153,076	13,218
	$ 99,667		Henry Schein Inc (a)	11,849	866
Electric - 0.02%			Hospira Inc (a)	12,352	701
Calpine Corp (a)	20,144	337	IDEXX Laboratories Inc (a)	500,353	40,744
ITC Holdings Corp	5,495	390	Intuitive Surgical Inc (a)	134,565	47,058
	$ 727		Johnson & Johnson	36,499	2,399
Electrical Components & Equipment - 0.66%			Kinetic Concepts Inc (a)	458	27
AMETEK Inc	20,531	945	Medtronic Inc	63,075	2,633
Emerson Electric Co	357,838	21,743	Patterson Cos Inc	13,147	456
General Cable Corp (a)	2,418	117	ResMed Inc (a)	19,260	614
Hubbell Inc	3,204	224	St Jude Medical Inc	24,606	1,315
Sunpower Corp - Class A (a)	4,941	108	Stryker Corp	319,791	18,868
	$ 23,137		Teleflex Inc	799	50
Electronics - 1.98%			Varian Medical Systems Inc (a)	10,260	720
Agilent Technologies Inc (a)	30,715	1,533		$ 137,402
Amphenol Corp	749,745	41,918	Healthcare - Services - 3.22%
AVX Corp	1,356	22	Community Health Systems Inc (a)	8,463	260
Dolby Laboratories Inc (a)	6,943	348	Covance Inc (a)	825,704	51,689
FLIR Systems Inc	20,374	718	DaVita Inc (a)	497,180	43,796
Itron Inc (a)	4,819	262	Health Management Associates Inc (a)	31,809	359
Jabil Circuit Inc	15,972	317	Laboratory Corp of America Holdings (a)	8,706	840
Mettler-Toledo International Inc (a)	4,472	838	Lincare Holdings Inc	12,791	402
PerkinElmer Inc	6,764	191	Quest Diagnostics Inc	14,456	815
Thomas & Betts Corp (a)	916	53	Tenet Healthcare Corp (a)	43,868	304
Trimble Navigation Ltd (a)	470,238	22,026	UnitedHealth Group Inc	288,200	14,188
Waters Corp (a)	11,664	1,143		$ 112,653
	$ 69,369		Home Furnishings - 0.03%
Engineering & Construction - 3.12%			Tempur-Pedic International Inc (a)	9,156	575
ABB Ltd ADR	1,998,143	54,929	Whirlpool Corp	4,120	355
Aecom Technology Corp (a)	3,663	100		$ 930
Chicago Bridge & Iron Co NV	5,036	204	Housewares - 0.01%
Fluor Corp	755,017	52,806	Toro Co	4,316	293
Jacobs Engineering Group Inc (a)	9,792	486
KBR Inc	1,128	43	Insurance - 0.18%
McDermott International Inc (a)	24,259	560	ACE Ltd	6,409	431
Shaw Group Inc/The (a)	6,095	237	Aflac Inc	37,543	2,110
	$ 109,365		Aon Corp	7,520	392
Entertainment - 0.00%			Arch Capital Group Ltd (a)	372	39
Madison Square Garden Inc (a)	2,518	69	Arthur J Gallagher & Co	3,205	95
			Axis Capital Holdings Ltd	4,815	170
Environmental Control - 1.25%			Brown & Brown Inc	7,326	189
Nalco Holding Co	16,347	478	Endurance Specialty Holdings Ltd	458	20
Stericycle Inc (a)	470,073	42,908	Erie Indemnity Co	2,657	193

See accompanying notes

254

Schedule of Investments
LargeCap Growth Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Mining - 0.36%
Hartford Financial Services Group Inc	4,803 $	139	Alcoa Inc	19,199 $	326
Marsh & McLennan Cos Inc	41,688	1,262	Freeport-McMoRan Copper & Gold Inc	163,895	9,019
MetLife Inc	17,179	804	Newmont Mining Corp	39,175	2,296
Travelers Cos Inc/The	6,699	424	Southern Copper Corp	21,935	822
Validus Holdings Ltd	1,748	57	Titanium Metals Corp	11,083	222
	$ 6,325			$ 12,685
Internet - 8.05%			Miscellaneous Manufacturing - 4.25%
Amazon.com Inc (a)	309,519	60,820	3M Co	335,000	32,566
Baidu Inc/China ADR(a)	149,434	22,194	Cooper Industries PLC	14,193	936
Ctrip.com International Ltd ADR(a)	203,604	9,919	Danaher Corp	1,673,060	92,420
eBay Inc (a)	391,405	13,465	Donaldson Co Inc	9,926	608
Expedia Inc	10,531	264	Dover Corp	15,683	1,067
Facebook Inc (a),(b),(c),(d)	192,844	4,821	Eaton Corp	11,624	622
Google Inc (a)	231,791	126,118	General Electric Co	215,609	4,409
Liberty Media Corp - Interactive (a)	972,634	17,002	Honeywell International Inc	66,693	4,084
Netflix Inc (a)	3,368	784	Illinois Tool Works Inc	37,085	2,166
Priceline.com Inc (a)	47,107	25,767	Leggett & Platt Inc	10,982	289
Symantec Corp (a)	9,423	185	Pall Corp	14,670	857
Yahoo! Inc (a)	40,778	724	Parker Hannifin Corp	5,866	553
	$ 282,063		Pentair Inc	6,249	251
Iron & Steel - 0.03%			SPX Corp	1,255	108
Cliffs Natural Resources Inc	11,446	1,073	Textron Inc	288,353	7,526
Reliance Steel & Aluminum Co	1,087	61	Tyco International Ltd	9,156	446
	$ 1,134			$ 148,908
Leisure Products & Services - 0.61%			Office & Business Equipment - 0.01%
Carnival Corp	538,233	20,491	Pitney Bowes Inc	19,713	484
Harley-Davidson Inc	19,759	736
	$ 21,227		Oil & Gas - 4.88%
Lodging - 1.56%			Atwood Oceanics Inc (a)	1,471	66
Las Vegas Sands Corp (a)	324,039	15,233	Canadian Natural Resources Ltd	905,572	42,526
Marriott International Inc/DE	691,603	24,414	Chevron Corp	9,156	1,002
Starwood Hotels & Resorts Worldwide Inc	240,694	14,338	Cimarex Energy Co	87,978	9,730
Wynn Resorts Ltd	5,577	820	Concho Resources Inc/Midland TX (a)	7,653	818
	$ 54,805		ConocoPhillips	49,054	3,872
Machinery - Construction & Mining - 0.22%			EOG Resources Inc	306,371	34,592
Bucyrus International Inc	9,432	863	Exxon Mobil Corp	409,021	35,994
			Forest Oil Corp (a)	9,073	326
Caterpillar Inc	52,859	6,100
Joy Global Inc	8,560	864	Holly Corp	3,804	220
	$ 7,827		Marathon Oil Corp	16,014	865
Machinery - Diversified - 1.59%			Murphy Oil Corp	2,747	213
			Nabors Industries Ltd (a)	14,193	435
Babcock & Wilcox Co/The (a)	11,750	369
CNH Global NV (a)	564	27	Occidental Petroleum Corp	14,397	1,645
			Pride International Inc (a)	8,726	383
Cummins Inc	16,675	2,004

Deere & Co	34,909	3,404	Range Resources Corp	304,537	17,191
Gardner Denver Inc	6,376	551	Rowan Cos Inc (a)	2,566	107

IDEX Corp	8,464	397	SM Energy Co	5,358	406
Rockwell Automation Inc	10,695	932	Southwestern Energy Co (a)	25,552	1,121
Roper Industries Inc	553,566	47,878	Suncor Energy Inc	424,915	19,563
	$ 55,562			$ 171,075
Media - 0.88%			Oil & Gas Services - 4.19%
CBS Corp	10,072	254	Baker Hughes Inc	15,245	1,180
			Cameron International Corp (a)	17,497	923
DIRECTV (a)	65,154	3,166
			Dresser-Rand Group Inc (a)	9,664	508
Discovery Communications Inc - A Shares (a)	15,588	690
			FMC Technologies Inc (a)	1,004,234	46,677
Factset Research Systems Inc	5,951	651

John Wiley & Sons Inc	5,333	271	Halliburton Co	68,148	3,440
McGraw-Hill Cos Inc/The	18,371	743	Oil States International Inc (a)	420	35

Meredith Corp	1,972	66	Schlumberger Ltd	1,036,259	93,004
News Corp - Class A	59,933	1,068	Weatherford International Ltd (a)	39,634	855
Scripps Networks Interactive	11,899	612		$ 146,622
Sirius XM Radio Inc (a)	503,899	1,003	Packaging & Containers - 0.03%
Time Warner Inc	17,481	662	Ball Corp	4,580	171
			Crown Holdings Inc (a)	21,523	805
Viacom Inc	15,398	788
Walt Disney Co/The	482,552	20,798		$ 976
	$ 30,772		Pharmaceuticals - 5.22%
Metal Fabrication & Hardware - 0.77%			Abbott Laboratories	122,835	6,392
Precision Castparts Corp	170,217	26,302	Allergan Inc/United States	22,643	1,801
Timken Co	8,463	477	AmerisourceBergen Corp	23,463	954
Valmont Industries Inc	2,874	303	Cardinal Health Inc	16,546	723
	$ 27,082		Eli Lilly & Co	19,688	729
			Express Scripts Inc (a)	1,437,698	81,575

See accompanying notes

255

Schedule of Investments LargeCap Growth Fund I April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)				Retail (continued)
Herbalife Ltd	7,940 $	713		Yum! Brands Inc	38,771 $	2,080
McKesson Corp	424,214	35,214			$ 188,023
Mead Johnson Nutrition Co	657,181	43,952		Savings & Loans - 0.00%
Medco Health Solutions Inc (a)	35,684	2,117		Hudson City Bancorp Inc	5,037	48
Mylan Inc/PA (a)	30,447	759
Sanofi-Aventis SA - Rights (a)	15,035	37		Semiconductors - 2.15%
SXC Health Solutions Corp (a)	7,777	429		Advanced Micro Devices Inc (a)	28,387	258
Valeant Pharmaceuticals International Inc	132,800	6,989		Altera Corp	23,825	1,160
VCA Antech Inc (a)	11,147	274		Analog Devices Inc	27,143	1,094
Warner Chilcott PLC	11,961	276		Applied Materials Inc	1,364,589	21,410
	$ 182,934			Atmel Corp (a)	54,801	839
Pipelines - 0.04%				Avago Technologies Ltd	13,482	451
El Paso Corp	15,775	306		Broadcom Corp	602,804	21,207
Williams Cos Inc	30,983	1,028		Intel Corp	349,402	8,103
	$ 1,334			KLA-Tencor Corp	1,212	53
Real Estate - 0.32%				Lam Research Corp (a)	16,285	787
CB Richard Ellis Group Inc (a)	402,264	10,745		Linear Technology Corp	29,780	1,036
Jones Lang LaSalle Inc	5,412	554		Marvell Technology Group Ltd (a)	48,073	742
	$ 11,299			Maxim Integrated Products Inc	40,172	1,098
REITS - 0.16%				MEMC Electronic Materials Inc (a)	12,298	146
AMB Property Corp	2,079	76		Novellus Systems Inc (a)	10,381	333
Apartment Investment & Management Co	7,325	197		NVIDIA Corp (a)	52,571	1,051
Digital Realty Trust Inc	10,599	639		ON Semiconductor Corp (a)	57,088	600
Equity Residential	2,289	137		QLogic Corp (a)	13,597	245
Essex Property Trust Inc	1,373	186		Rambus Inc (a)	13,508	269
Federal Realty Investment Trust	4,578	401		Rovi Corp (a)	204,502	9,930
Public Storage Inc	10,729	1,259		Skyworks Solutions Inc (a)	22,184	698
Rayonier Inc	2,903	193		Teradyne Inc (a)	22,325	359
Simon Property Group Inc	16,940	1,940		Texas Instruments Inc	50,430	1,792
UDR Inc	1,544	40		Varian Semiconductor Equipment Associates Inc	9,360	393
				(a)
Ventas Inc	5,494	307
Vornado Realty Trust	1,831	177		Xilinx Inc	32,479	1,132
	$ 5,552				$ 75,186
Retail - 5.37%				Software - 4.65%
Advance Auto Parts Inc	10,629	696		Adobe Systems Inc (a)	39,189	1,315
Aeropostale Inc (a)	12,130	310		ANSYS Inc (a)	657,132	36,333
American Eagle Outfitters Inc	6,092	95		Autodesk Inc (a)	19,877	894
AutoZone Inc (a)	3,094	874		BMC Software Inc (a)	15,708	789
Bed Bath & Beyond Inc (a)	21,771	1,222		CA Inc	42,077	1,035
Best Buy Co Inc	27,461	857		Cerner Corp (a)	8,932	1,073
Big Lots Inc (a)	10,072	414		Citrix Systems Inc (a)	547,191	46,149
Brinker International Inc	11,272	272		Compuware Corp (a)	15,954	181
Chipotle Mexican Grill Inc (a)	34,844	9,296		Dun & Bradstreet Corp	6,506	535
Costco Wholesale Corp	594,274	48,089		Fiserv Inc (a)	12,773	783
Darden Restaurants Inc	18,682	877		Informatica Corp (a)	11,523	645
Dick's Sporting Goods Inc (a)	11,888	487		Intuit Inc (a)	24,170	1,343
Dollar General Corp (a)	402,117	13,105		Microsoft Corp	455,326	11,848
Dollar Tree Inc (a)	16,373	941		Nuance Communications Inc (a)	690,196	14,287
Family Dollar Stores Inc	16,270	882		Oracle Corp	338,499	12,203
Gap Inc/The	31,959	743		Red Hat Inc (a)	16,763	796
Home Depot Inc	142,108	5,278		Salesforce.com Inc (a)	198,044	27,448
Kohl's Corp	18,124	955		Solera Holdings Inc	8,831	486
Lowe's Cos Inc	92,728	2,434		VeriFone Systems Inc (a)	69,100	3,788
Ltd Brands Inc	20,037	825		VMware Inc (a)	9,460	903
Macy's Inc	5,036	120			$ 162,834
McDonald's Corp	90,282	7,070		Telecommunications - 6.12%
Nordstrom Inc	22,218	1,056		Amdocs Ltd (a)	7,325	225
O'Reilly Automotive Inc (a)	212,302	12,539		American Tower Corp (a)	29,747	1,556
Panera Bread Co (a)	3,640	441		Cisco Systems Inc	524,332	9,207
PetSmart Inc	15,722	663		Corning Inc	902,298	18,894
Ross Stores Inc	10,272	757		Crown Castle International Corp (a)	757,667	32,474
Staples Inc	60,931	1,288		Frontier Communications Corp	50,311	416
Starbucks Corp	497,538	18,006		Harris Corp	16,713	888
Target Corp	58,448	2,870		Juniper Networks Inc (a)	949,731	36,403
Tiffany & Co	15,859	1,101		MetroPCS Communications Inc (a)	15,108	254
TJX Cos Inc	33,744	1,809		NeuStar Inc (a)	9,723	262
Tractor Supply Co	9,156	566		NII Holdings Inc (a)	17,560	730
Urban Outfitters Inc (a)	1,286,875	40,485		Qualcomm Inc	1,962,675	111,559
Walgreen Co	73,483	3,139		SBA Communications Corp (a)	15,021	580
Wal-Mart Stores Inc	87,781	4,826		tw telecom inc (a)	19,229	414
Williams-Sonoma Inc	12,790	555
See accompanying notes			256

Schedule of Investments LargeCap Growth Fund I April 30, 2011 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
Telecommunications (continued)
Windstream Corp	26,148 $	335	Technology	19 .15%
			Consumer, Non-cyclical	18 .65%
		$ 214,197	Industrial	17 .14%
Toys, Games & Hobbies - 0.02%			Communications	15 .10%
Mattel Inc	26,546	709	Consumer, Cyclical	9 .99%
			Energy	9 .59%
Transportation - 1.80%			Financial	8 .16%
CH Robinson Worldwide Inc	12,280	985	Basic Materials	1 .90%
Expeditors International of Washington Inc	247,158	13,414	Utilities	0 .02%
FedEx Corp	15,065	1,441	Other Assets in Excess of Liabilities, Net	0 .30%
Frontline Ltd/Bermuda	5,494	121	TOTAL NET ASSETS	100.00%
Kansas City Southern (a)	7,574	440
Union Pacific Corp	182,249	18,857
United Parcel Service Inc	368,408	27,620
		$ 62,878
TOTAL COMMON STOCKS		$ 3,412,300
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.27%	(000's)	Value (000's)
Banks - 2.27%
Investment in Joint Trading Account; Credit Suisse $	16,073	$ 16,073
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $16,394,136; 0.00%;
dated 08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	23,858	23,857
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $24,335,045;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	8,790	8,790
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $8,965,543; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	22,047	22,047
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $22,487,836;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	8,790	8,790
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $8,965,543; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 79,557
TOTAL REPURCHASE AGREEMENTS		$ 79,557
Total Investments		$ 3,491,857
Other Assets in Excess of Liabilities, Net - 0.30%		$ 10,482
TOTAL NET ASSETS - 100.00%		$ 3,502,339

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,821 or 0.14% of net assets.
(d)	Restricted Security. At the end of the period, the value of this security totaled $4,821 or 0.14% of net assets. The security was purchased March 31, 2011 at a cost of $4,821 ($25.00 per share).

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 811,317
Unrealized Depreciation	(25,130)
Net Unrealized Appreciation (Depreciation)	$ 786,187
Cost for federal income tax purposes	$ 2,705,670
All dollar amounts are shown in thousands (000's)

See accompanying notes

257

Schedule of Investments
LargeCap Growth Fund I
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2011	Long	1,301 $	85,181	$ 88,448	$ 3,267
					$ 3,267
All dollar amounts are shown in thousands (000's)

See accompanying notes

258

Schedule of Investments
LargeCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS - 97.96%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.49%			Chemicals (continued)
Interpublic Group of Cos Inc	32,451 $	381	Eastman Chemical Co	914 $	98
Omnicom Group Inc	111,037	5,462	Ecolab Inc	8,737	461
	$ 5,843		EI du Pont de Nemours & Co	137,631	7,816
Aerospace & Defense - 0.72%			FMC Corp	3,193	282
Alliant Techsystems Inc	1,862	132	Lubrizol Corp	2,730	367
Boeing Co/The	22,851	1,823	LyondellBasell Industries NV (a)	72,426	3,223
Goodrich Corp	2,285	202	Monsanto Co	22,885	1,557
Lockheed Martin Corp	10,069	798	Mosaic Co/The	6,498	486
Rockwell Collins Inc	33,765	2,131	PPG Industries Inc	70,973	6,719
TransDigm Group Inc (a)	3,187	265	Praxair Inc	11,371	1,210
United Technologies Corp	37,054	3,319	RPM International Inc	4,195	99
	$ 8,670		Sherwin-Williams Co/The	3,652	301
Agriculture - 0.51%			Sigma-Aldrich Corp	48,248	3,405
Altria Group Inc	53,265	1,430	Valspar Corp	644	25
Philip Morris International Inc	67,814	4,709		$ 28,294
	$ 6,139		Coal - 0.06%
Airlines - 0.09%			Alpha Natural Resources Inc (a)	914	53
Copa Holdings SA	1,254	73	Arch Coal Inc	7,194	247
Delta Air Lines Inc (a)	52,289	543	Walter Energy Inc	3,149	435
Southwest Airlines Co	6,168	72		$ 735
United Continental Holdings Inc (a)	18,085	413	Commercial Services - 1.49%
	$ 1,101		Alliance Data Systems Corp (a)	3,341	317
Apparel - 1.15%			Apollo Group Inc (a)	7,995	320
Coach Inc	50,592	3,026	Automatic Data Processing Inc	122,230	6,643
Nike Inc	124,866	10,279	Career Education Corp (a)	4,112	90
Polo Ralph Lauren Corp	3,592	470	Corrections Corp of America (a)	1,279	32
	$ 13,775		DeVry Inc	4,005	212
Automobile Manufacturers - 0.30%			Emergency Medical Services Corp (a)	1,827	117
Ford Motor Co (a)	153,662	2,377	FTI Consulting Inc (a)	2,285	91
Navistar International Corp (a)	4,716	328	Gartner Inc (a)	4,630	199
Oshkosh Corp (a)	5,953	188	H&R Block Inc	8,452	146
			ITT Educational Services Inc (a)	2,008	144
PACCAR Inc	13,475	716
	$ 3,609		Lender Processing Services Inc	6,150	181
Automobile Parts & Equipment - 1.21%			Mastercard Inc	20,275	5,593
Autoliv Inc	67,154	5,380	Moody's Corp	13,184	516
BorgWarner Inc (a)	102,599	7,925	Paychex Inc	14,314	468
Johnson Controls Inc	23,405	960	Pharmaceutical Product Development Inc	6,994	216
Lear Corp	1,696	87	RR Donnelley & Sons Co	827	16
TRW Automotive Holdings Corp (a)	3,524	201	SEI Investments Co	9,610	215
			Verisk Analytics Inc (a)	6,546	215
	$ 14,553		Visa Inc	17,282	1,350
Banks - 0.74%			Weight Watchers International Inc	2,055	160
Bank of Hawaii Corp	950	47	Western Union Co/The	28,945	615
JP Morgan Chase & Co	183,504	8,373
Morgan Stanley	18,012	471		$ 17,856
	$ 8,891		Computers - 10.93%
			Accenture PLC - Class A	418,896	23,931
Beverages - 4.22%			Apple Inc (a)	152,459	53,091
Coca-Cola Co/The	458,390	30,923	Cognizant Technology Solutions Corp (a)	10,972	910
Coca-Cola Enterprises Inc	13,442	382	Dell Inc (a)	423,611	6,570
Dr Pepper Snapple Group Inc	4,568	179
Hansen Natural Corp (a)	27,812	1,840	Diebold Inc	914	31
			DST Systems Inc	2,295	113
PepsiCo Inc	251,734	17,342	EMC Corp/Massachusetts (a)	443,696	12,575
	$ 50,666		Hewlett-Packard Co	100,377	4,052
Biotechnology - 1.15%			IBM Corp	113,672	19,391
Alexion Pharmaceuticals Inc (a)	7,789	755	IHS Inc (a)	3,033	268
Amgen Inc (a)	68,559	3,898	NCR Corp (a)	10,089	200
Celgene Corp (a)	17,199	1,013	NetApp Inc (a)	133,770	6,953
Gilead Sciences Inc (a)	128,789	5,002	Riverbed Technology Inc (a)	44,293	1,556
Human Genome Sciences Inc (a)	48,768	1,437	SanDisk Corp (a)	10,228	503
Illumina Inc (a)	5,643	400
			Seagate Technology PLC	21,170	373
Life Technologies Corp (a)	8,575	473	Synopsys Inc (a)	595	16
Myriad Genetics Inc (a)	6,195	133	Teradata Corp (a)	10,453	584
Talecris Biotherapeutics Holdings Corp (a)	3,291	92	Western Digital Corp (a)	3,198	127
United Therapeutics Corp (a)	3,103	208
Vertex Pharmaceuticals Inc (a)	7,569	416		$ 131,244
			Consumer Products - 0.28%
	$ 13,827		Avery Dennison Corp	457	19
Chemicals - 2.36%			Church & Dwight Co Inc	21,984	1,814
Air Products & Chemicals Inc	8,728	834	Clorox Co	5,770	402
Albemarle Corp	6,059	427	Kimberly-Clark Corp	13,975	923
Celanese Corp	10,079	503
CF Industries Holdings Inc	3,395	481

See accompanying notes

259

Schedule of Investments LargeCap Growth Fund II April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Environmental Control (continued)
Tupperware Brands Corp	3,882 $	247	Waste Connections Inc	5,916 $	182
	$ 3,405			$ 420
Cosmetics & Personal Care - 1.89%			Food - 2.15%
Avon Products Inc	15,939	468	Campbell Soup Co	7,136	240
Colgate-Palmolive Co	50,222	4,236	ConAgra Foods Inc	2,741	67
Estee Lauder Cos Inc/The	29,442	2,856	General Mills Inc	87,168	3,363
Procter & Gamble Co	233,576	15,159	Hershey Co/The	80,273	4,633
	$ 22,719		HJ Heinz Co	8,328	426
Distribution & Wholesale - 0.08%			Kellogg Co	101,751	5,827
Fossil Inc (a)	3,132	300	Kraft Foods Inc	233,700	7,848
LKQ Corp (a)	9,472	239	Sysco Corp	22,025	637
WESCO International Inc (a)	866	54	Whole Foods Market Inc	43,172	2,709
WW Grainger Inc	2,548	386		$ 25,750
	$ 979		Forest Products & Paper - 0.04%
Diversified Financial Services - 2.28%			International Paper Co	13,961	431
Affiliated Managers Group Inc (a)	3,284	358
American Express Co	195,051	9,573	Hand & Machine Tools - 0.05%
Ameriprise Financial Inc	3,432	213	Kennametal Inc	4,053	171
BlackRock Inc	31,061	6,086	Lincoln Electric Holdings Inc	2,756	217
Charles Schwab Corp/The	291,671	5,341	Regal-Beloit Corp	2,020	153
Eaton Vance Corp	7,390	249		$ 541
Federated Investors Inc	3,655	94	Healthcare - Products - 3.85%
Franklin Resources Inc	6,167	796	Baxter International Inc	21,879	1,245
IntercontinentalExchange Inc (a)	3,084	371	Becton Dickinson and Co	9,670	831
Invesco Ltd	9,113	227	Bruker BioSciences Corp (a)	30,414	600
NASDAQ OMX Group Inc/The (a)	914	25	Cooper Cos Inc/The	20,292	1,520
NYSE Euronext	3,737	150	Covidien PLC	123,720	6,890
T Rowe Price Group Inc	52,860	3,396	CR Bard Inc	3,237	346
TD Ameritrade Holding Corp	14,607	315	DENTSPLY International Inc	39,261	1,474
Waddell & Reed Financial Inc	5,540	227	Edwards Lifesciences Corp (a)	30,304	2,617
	$ 27,421		Gen-Probe Inc (a)	22,362	1,854
Electric - 0.03%			Henry Schein Inc (a)	5,914	432
Calpine Corp (a)	10,050	168	Hospira Inc (a)	6,166	350
ITC Holdings Corp	2,742	195	IDEXX Laboratories Inc (a)	3,654	298
	$ 363		Intuitive Surgical Inc (a)	8,204	2,869
Electrical Components & Equipment - 1.00%			Johnson & Johnson	18,218	1,197
AMETEK Inc	10,247	472	Kinetic Concepts Inc (a)	276	16
Emerson Electric Co	186,742	11,346	Medtronic Inc	147,315	6,151
General Cable Corp (a)	1,207	58	Patterson Cos Inc	6,562	228
Hubbell Inc	1,598	112	ResMed Inc (a)	9,608	306
Sunpower Corp - Class A (a)	2,466	54	St Jude Medical Inc	69,976	3,739
	$ 12,042		Stryker Corp	180,470	10,647
Electronics - 0.73%			Teleflex Inc	398	25
Agilent Technologies Inc (a)	15,331	765	Varian Medical Systems Inc (a)	5,120	360
			Zimmer Holdings Inc (a)	32,982	2,152
Amphenol Corp	6,392	357
AVX Corp	848	14		$ 46,147
Dolby Laboratories Inc (a)	3,465	173	Healthcare - Services - 0.16%
FLIR Systems Inc	10,170	358	Community Health Systems Inc (a)	4,223	130
Itron Inc (a)	2,404	131	DaVita Inc (a)	4,287	378
Jabil Circuit Inc	177,063	3,513	Health Management Associates Inc (a)	15,874	179
Mettler-Toledo International Inc (a)	2,233	419	Laboratory Corp of America Holdings (a)	4,343	419
PerkinElmer Inc	3,374	95	Lincare Holdings Inc	6,384	200
Thermo Fisher Scientific Inc (a)	39,229	2,353	Quest Diagnostics Inc	7,216	407
Thomas & Betts Corp (a)	457	27	Tenet Healthcare Corp (a)	21,896	152
Waters Corp (a)	5,822	571		$ 1,865
	$ 8,776		Home Furnishings - 0.23%
Engineering & Construction - 0.77%			Tempur-Pedic International Inc (a)	4,568	287
Aecom Technology Corp (a)	1,828	50	Whirlpool Corp	28,309	2,439
Chicago Bridge & Iron Co NV	2,512	102		$ 2,726
Fluor Corp	119,784	8,378	Housewares - 0.01%
Jacobs Engineering Group Inc (a)	4,887	242	Toro Co	2,154	146
KBR Inc	563	22
McDermott International Inc (a)	12,108	279	Insurance - 0.69%
Shaw Group Inc/The (a)	3,042	118	ACE Ltd	3,198	215
	$ 9,191		Aflac Inc	110,627	6,217
Entertainment - 0.00%			Aon Corp	3,751	196
Madison Square Garden Inc (a)	1,257	34	Arch Capital Group Ltd (a)	185	19
			Arthur J Gallagher & Co	1,599	48
Environmental Control - 0.04%			Axis Capital Holdings Ltd	2,402	85
Nalco Holding Co	8,155	238	Brown & Brown Inc	3,655	94

See accompanying notes

260

Schedule of Investments
LargeCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Mining (continued)
Endurance Specialty Holdings Ltd	276 $	12	Southern Copper Corp	10,949 $	410
Erie Indemnity Co	1,324	96	Titanium Metals Corp	5,532	111
Hartford Financial Services Group Inc	2,395	69		$ 11,995
Marsh & McLennan Cos Inc	20,808	630	Miscellaneous Manufacturing - 4.34%
MetLife Inc	8,574	401	3M Co	30,981	3,012
Travelers Cos Inc/The	3,343	211	Cooper Industries PLC	7,081	467
Validus Holdings Ltd	908	30	Danaher Corp	20,435	1,129
	$ 8,323		Donaldson Co Inc	4,954	303
Internet - 2.84%			Dover Corp	7,829	533
Amazon.com Inc (a)	14,654	2,880	Eaton Corp	148,823	7,966
eBay Inc (a)	16,362	563	General Electric Co	700,674	14,329
Expedia Inc	5,254	132	Honeywell International Inc	173,363	10,615
Google Inc (a)	47,467	25,826	Illinois Tool Works Inc	147,185	8,597
Netflix Inc (a)	13,617	3,168	Leggett & Platt Inc	5,481	144
Priceline.com Inc (a)	1,958	1,071	Pall Corp	7,322	428
Symantec Corp (a)	4,703	93	Parker Hannifin Corp	2,927	276
Yahoo! Inc (a)	20,354	361	Pentair Inc	3,117	125
	$ 34,094		SPX Corp	626	54
Iron & Steel - 0.52%			Textron Inc	148,314	3,871
Cliffs Natural Resources Inc	66,352	6,218	Tyco International Ltd	4,568	223
Reliance Steel & Aluminum Co	542	31		$ 52,072
	$ 6,249		Office & Business Equipment - 0.02%
Leisure Products & Services - 0.35%			Pitney Bowes Inc	9,839	242
Harley-Davidson Inc	111,763	4,164
			Oil & Gas - 7.71%
Lodging - 0.76%			Apache Corp	68,100	9,082
Las Vegas Sands Corp (a)	62,599	2,942	Atwood Oceanics Inc (a)	734	33
Marriott International Inc/DE	11,489	406	Chevron Corp	4,568	500
Starwood Hotels & Resorts Worldwide Inc	90,586	5,397	Cimarex Energy Co	32,923	3,641
Wynn Resorts Ltd	2,782	409	Concho Resources Inc/Midland TX (a)	3,820	408
	$ 9,154		ConocoPhillips	92,682	7,316
Machinery - Construction & Mining - 1.12%			EOG Resources Inc	10,028	1,132
Bucyrus International Inc	4,708	431	Exxon Mobil Corp	551,866	48,564
Caterpillar Inc	76,323	8,808	Forest Oil Corp (a)	4,528	163
Joy Global Inc	41,728	4,212	Holly Corp	1,898	110
	$ 13,451		Marathon Oil Corp	7,994	432
Machinery - Diversified - 1.55%			Murphy Oil Corp	1,370	106
Babcock & Wilcox Co/The (a)	5,864	184	Nabors Industries Ltd (a)	7,081	217
CNH Global NV (a)	281	14	Occidental Petroleum Corp	136,413	15,591
			Pride International Inc (a)	4,355	191
Cummins Inc	8,322	1,000	Rowan Cos Inc (a)	1,298	54
Deere & Co	86,782	8,461
Gardner Denver Inc	3,182	275	SM Energy Co	2,674	203
			Southwestern Energy Co (a)	109,532	4,804
IDEX Corp	4,222	198
Rockwell Automation Inc	91,555	7,977		$ 92,547
Roper Industries Inc	5,886	509	Oil & Gas Services - 4.10%
	$ 18,618		Baker Hughes Inc	7,609	589
			Cameron International Corp (a)	111,583	5,882
Media - 2.17%
CBS Corp	5,025	127	Core Laboratories NV	20,936	2,009
DIRECTV (a)	32,521	1,580	Dresser-Rand Group Inc (a)	4,824	253
Discovery Communications Inc - A Shares (a)	7,781	344	FMC Technologies Inc (a)	9,224	429
Factset Research Systems Inc	2,969	325	Halliburton Co	214,097	10,808
			Oil States International Inc (a)	209	17
John Wiley & Sons Inc	2,660	136
McGraw-Hill Cos Inc/The	9,167	371	Schlumberger Ltd	320,559	28,771
			Weatherford International Ltd (a)	19,783	427
Meredith Corp	984	33
News Corp - Class A	29,915	533		$ 49,185
Scripps Networks Interactive	85,069	4,374	Packaging & Containers - 0.04%
Sirius XM Radio Inc (a)	251,517	501	Ball Corp	2,284	85
Time Warner Inc	8,725	330	Crown Holdings Inc (a)	10,744	402
Viacom Inc	7,685	393		$ 487
Walt Disney Co/The	395,030	17,026	Pharmaceuticals - 4.75%
	$ 26,073		Abbott Laboratories	391,475	20,373
Metal Fabrication & Hardware - 0.10%			Allergan Inc/United States	205,841	16,376
Precision Castparts Corp	5,324	823	AmerisourceBergen Corp	11,710	476
Timken Co	4,223	238	Cardinal Health Inc	8,258	361
Valmont Industries Inc	1,434	151	Eli Lilly & Co	9,823	363
	$ 1,212		Express Scripts Inc (a)	206,459	11,714
Mining - 1.00%			Herbalife Ltd	3,772	339
Alcoa Inc	9,583	163	McKesson Corp	4,531	376
Freeport-McMoRan Copper & Gold Inc	143,743	7,910	Mead Johnson Nutrition Co	33,063	2,211
			Medco Health Solutions Inc (a)	17,812	1,057
Newmont Mining Corp	58,023	3,401

See accompanying notes

261

Schedule of Investments LargeCap Growth Fund II April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Savings & Loans - 0.00%
Mylan Inc/PA (a)	15,197 $	379	Hudson City Bancorp Inc	2,513 $	24
Novo Nordisk A/S ADR	19,744	2,515
Sanofi-Aventis SA - Rights (a)	7,501	19	Semiconductors - 2.68%
SXC Health Solutions Corp (a)	3,880	214	Advanced Micro Devices Inc (a)	14,164	129
VCA Antech Inc (a)	5,564	137	Altera Corp	92,707	4,515
Warner Chilcott PLC	5,969	138	Analog Devices Inc	13,548	546
	$ 57,048		Applied Materials Inc	61,116	959
Pipelines - 0.06%			Atmel Corp (a)	27,353	418
El Paso Corp	7,871	153	Avago Technologies Ltd	6,726	225
Williams Cos Inc	15,465	513	Broadcom Corp	144,024	5,067
	$ 666		Intel Corp	174,401	4,044
Real Estate - 0.35%			KLA-Tencor Corp	605	27
CB Richard Ellis Group Inc (a)	144,671	3,864	Lam Research Corp (a)	8,128	393
Jones Lang LaSalle Inc	2,701	277	Linear Technology Corp	132,471	4,610
			Marvell Technology Group Ltd (a)	23,985	370
	$ 4,141
REITS - 0.23%			Maxim Integrated Products Inc	20,052	548
			MEMC Electronic Materials Inc (a)	6,138	73
AMB Property Corp	1,037	38	Novellus Systems Inc (a)	5,179	166
Apartment Investment & Management Co	3,654	99	NVIDIA Corp (a)	26,240	525
Digital Realty Trust Inc	5,290	319	ON Semiconductor Corp (a)	28,496	299
Equity Residential	1,142	68	QLogic Corp (a)	7,019	126
Essex Property Trust Inc	685	93	Rambus Inc (a)	6,741	134
Federal Realty Investment Trust	2,284	200	Rovi Corp (a)	6,767	329
Public Storage Inc	5,306	623	Skyworks Solutions Inc (a)	11,073	348
Rayonier Inc	1,447	96	Teradyne Inc (a)	11,141	179
Simon Property Group Inc	8,451	968
UDR Inc	770	20	Texas Instruments Inc	181,369	6,444
Ventas Inc	2,741	153	Varian Semiconductor Equipment Associates Inc	4,671	196
			(a)
Vornado Realty Trust	914	88
	$ 2,765		Xilinx Inc	44,166	1,540
Retail - 9.72%				$ 32,210
Advance Auto Parts Inc	5,306	347	Software - 5.96%
Aeropostale Inc (a)	6,053	155	Adobe Systems Inc (a)	19,559	656
American Eagle Outfitters Inc	121,704	1,893	ANSYS Inc (a)	5,668	313
AutoZone Inc (a)	1,544	436	Autodesk Inc (a)	9,917	446
Bed Bath & Beyond Inc (a)	74,767	4,196	BMC Software Inc (a)	7,839	394
Best Buy Co Inc	13,701	428	CA Inc	21,002	516
Big Lots Inc (a)	5,025	207	Cerner Corp (a)	4,458	536
			Citrix Systems Inc (a)	38,375	3,236
Brinker International Inc	5,624	135	CommVault Systems Inc (a)	18,401	725
Chipotle Mexican Grill Inc (a)	4,457	1,189	Compuware Corp (a)	7,963	90
Costco Wholesale Corp	247,800	20,052
Darden Restaurants Inc	9,326	438	Dun & Bradstreet Corp	3,246	267
Dick's Sporting Goods Inc (a)	5,933	243	Fiserv Inc (a)	6,375	391
Dollar General Corp (a)	4,488	146	Informatica Corp (a)	5,751	322
Dollar Tree Inc (a)	8,172	470	Intuit Inc (a)	69,255	3,848
Family Dollar Stores Inc	8,121	440	Microsoft Corp	498,210	12,964
Gap Inc/The	15,952	371	Oracle Corp	970,730	34,995
			Red Hat Inc (a)	91,084	4,324
Home Depot Inc	322,062	11,961	Salesforce.com Inc (a)	18,023	2,498
Kohl's Corp	65,806	3,469
Lowe's Cos Inc	46,284	1,215	Solera Holdings Inc	4,406	242
			VMware Inc (a)	49,672	4,740
Ltd Brands Inc	147,044	6,053
Macy's Inc	2,512	60		$ 71,503
McDonald's Corp	294,630	23,072	Telecommunications - 5.28%
Nordstrom Inc	11,090	527	Amdocs Ltd (a)	3,654	112
OfficeMax Inc (a)	83,359	830	American Tower Corp (a)	14,848	777
O'Reilly Automotive Inc (a)	8,652	511	Cisco Systems Inc	839,288	14,738
Panera Bread Co (a)	1,816	220	Corning Inc	12,936	271
PetSmart Inc	7,847	331	Crown Castle International Corp (a)	158,837	6,808
Ross Stores Inc	5,125	378	Frontier Communications Corp	25,112	208
Staples Inc	30,413	643	Harris Corp	8,341	443
Starbucks Corp	136,453	4,938	Juniper Networks Inc (a)	130,383	4,998
Target Corp	158,048	7,760	MetroPCS Communications Inc (a)	7,538	127
Tiffany & Co	7,916	550	NeuStar Inc (a)	4,853	130
TJX Cos Inc	172,097	9,228	NII Holdings Inc (a)	8,764	364
Tractor Supply Co	4,568	283	Qualcomm Inc	524,769	29,827
Walgreen Co	186,829	7,981	RF Micro Devices Inc (a)	148,691	990
Wal-Mart Stores Inc	43,815	2,409	SBA Communications Corp (a)	7,496	290
Williams-Sonoma Inc	47,238	2,050	tw telecom inc (a)	9,597	207
Yum! Brands Inc	19,343	1,038	Verizon Communications Inc	76,618	2,895
	$ 116,653		Windstream Corp	13,231	169
				$ 63,354

See accompanying notes

262

Schedule of Investments
LargeCap Growth Fund II
April 30, 2011 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Sector			Percent
				Consumer, Non-cyclical			20 .45%
Toys, Games & Hobbies - 0.03%				Technology			19 .59%
Mattel Inc		13,250 $	354	Consumer, Cyclical			13 .93%
				Industrial			13 .04%
Transportation - 2.58%				Energy			11 .93%
CH Robinson Worldwide Inc		6,126	491	Communications			10 .78%
Expeditors International of Washington Inc		7,970	433
FedEx Corp		7,520	719	Financial			5 .95%
Frontline Ltd/Bermuda		2,741	61	Basic Materials			3 .92%
Kansas City Southern (a)		3,780	220	Utilities			0 .03%
Union Pacific Corp		35,673	3,691	Other Assets in Excess of Liabilities, Net			0 .38%
United Parcel Service Inc		338,912	25,408	TOTAL NET ASSETS			100.00%
			$ 31,023
TOTAL COMMON STOCKS			$ 1,175,766
		Maturity
		Amount
REPURCHASE AGREEMENTS - 1.66%		(000's)	Value (000's)
Banks - 1.66%
Investment in Joint Trading Account; Credit Suisse $		4,033	$ 4,033
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $4,113,636; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche		5,986	5,987
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $6,106,177; 0.00%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan		2,206	2,205
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $2,249,645; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill		5,532	5,532
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $5,642,674; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan		2,206	2,206
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $2,249,645; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
			$ 19,963
TOTAL REPURCHASE AGREEMENTS			$ 19,963
Total Investments			$ 1,195,729
Other Assets in Excess of Liabilities, Net - 0.38%			$ 4,532
TOTAL NET ASSETS - 100.00%			$ 1,200,261

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation			$ 223,097
Unrealized Depreciation			(10,655)
Net Unrealized Appreciation (Depreciation)			$ 212,442
Cost for federal income tax purposes			$ 983,287
All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Danish Kroner	UBS Securities		05/31/2011	1,362,959 $	270 $	271	$ 1

See accompanying notes

263

Schedule of Investments
LargeCap Growth Fund II
April 30, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Danish Kroner	UBS Securities		05/31/2011	9,538,034 $	1,871 $	1,893	$ (22)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
S&P 500 eMini; June 2011		Long	366 $	23,982 $	24,883		$ 901
							$ 901
All dollar amounts are shown in thousands (000's)

See accompanying notes

264

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2011 (unaudited)

COMMON STOCKS - 96.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.15%			Beverages (continued)
Interpublic Group of Cos Inc	102,712 $	1,207	PepsiCo Inc	333,100 $	22,947
Omnicom Group Inc	59,636	2,933		$ 63,264
	$ 4,140		Biotechnology - 1.13%
Aerospace & Defense - 2.00%			Amgen Inc (a)	195,776	11,130
Boeing Co/The	154,592	12,333	Biogen Idec Inc (a)	50,581	4,924
General Dynamics Corp	78,253	5,698	Celgene Corp (a)	97,609	5,747
Goodrich Corp	26,372	2,330	Gilead Sciences Inc (a)	166,973	6,486
L-3 Communications Holdings Inc	23,764	1,906	Life Technologies Corp (a)	37,793	2,086
Lockheed Martin Corp	60,233	4,773		$ 30,373
Northrop Grumman Corp	61,164	3,891	Building Materials - 0.04%
Raytheon Co	75,521	3,667	Masco Corp	75,189	1,009
Rockwell Collins Inc	32,561	2,055
United Technologies Corp	193,257	17,312	Chemicals - 2.08%
	$ 53,965		Air Products & Chemicals Inc	45,124	4,310
Agriculture - 1.81%			Airgas Inc	15,734	1,093
Altria Group Inc	439,230	11,789	CF Industries Holdings Inc	14,970	2,119
Archer-Daniels-Midland Co	133,807	4,953	Dow Chemical Co/The	245,215	10,052
Lorillard Inc	30,560	3,255	Eastman Chemical Co	14,854	1,593
Philip Morris International Inc	377,323	26,201	Ecolab Inc	48,850	2,577
Reynolds American Inc	71,001	2,635	EI du Pont de Nemours & Co	193,505	10,989
	$ 48,833		FMC Corp	15,009	1,325
Airlines - 0.07%			International Flavors & Fragrances Inc	16,850	1,070
Southwest Airlines Co	156,957	1,844	Monsanto Co	112,685	7,667
			PPG Industries Inc	33,717	3,192
Apparel - 0.52%			Praxair Inc	63,682	6,777
Coach Inc	62,100	3,714	Sherwin-Williams Co/The	18,688	1,538
Nike Inc	80,371	6,616	Sigma-Aldrich Corp	25,601	1,807
Polo Ralph Lauren Corp	13,733	1,796		$ 56,109
VF Corp	18,175	1,828	Coal - 0.29%
	$ 13,954		Consol Energy Inc	47,500	2,569
Automobile Manufacturers - 0.61%			Massey Energy Co	21,721	1,482
Ford Motor Co (a)	794,212	12,286	Peabody Energy Corp	56,806	3,796
PACCAR Inc	76,704	4,074		$ 7,847
	$ 16,360		Commercial Services - 1.33%
Automobile Parts & Equipment - 0.25%			Apollo Group Inc (a)	25,847	1,035
Goodyear Tire & Rubber Co/The (a)	51,015	926	Automatic Data Processing Inc	104,227	5,665
Johnson Controls Inc	142,215	5,832	DeVry Inc	12,938	684
	$ 6,758		Equifax Inc	25,770	967
Banks - 7.69%			H&R Block Inc	64,090	1,108
Bank of America Corp	2,125,022	26,095	Iron Mountain Inc	42,033	1,339
Bank of New York Mellon Corp/The	260,732	7,551	Mastercard Inc	20,291	5,598
BB&T Corp	145,838	3,926	Monster Worldwide Inc (a)	27,337	448
Capital One Financial Corp	96,024	5,255	Moody's Corp	41,903	1,640
Citigroup Inc (a)	6,100,557	28,002	Paychex Inc	67,585	2,211
Comerica Inc	37,114	1,408	Quanta Services Inc (a)	45,249	981
Fifth Third Bancorp	192,691	2,557	Robert Half International Inc	30,717	931
First Horizon National Corp	55,297	605	RR Donnelley & Sons Co	43,362	818
Goldman Sachs Group Inc/The	109,285	16,503	SAIC Inc (a)	61,672	1,073
Huntington Bancshares Inc/OH	181,265	1,231	Total System Services Inc	34,111	643
JP Morgan Chase & Co	836,371	38,164	Visa Inc	101,752	7,949
KeyCorp	199,515	1,730	Western Union Co/The	135,796	2,886
M&T Bank Corp	25,243	2,231		$ 35,976
Marshall & Ilsley Corp	111,303	909	Computers - 6.12%
Morgan Stanley	324,518	8,486	Apple Inc (a),(b)	193,430	67,358
Northern Trust Corp	50,831	2,541	Cognizant Technology Solutions Corp (a)	63,872	5,295
PNC Financial Services Group Inc	110,335	6,878	Computer Sciences Corp	32,562	1,660
Regions Financial Corp	264,076	1,938	Dell Inc (a)	352,594	5,469
State Street Corp	105,439	4,908	EMC Corp/Massachusetts (a)	434,319	12,309
SunTrust Banks Inc	112,382	3,168	Hewlett-Packard Co	456,564	18,431
US Bancorp	403,529	10,419	IBM Corp	256,052	43,677
Wells Fargo & Co	1,106,077	32,198	Lexmark International Inc (a)	16,505	532
Zions Bancorporation	38,426	940	NetApp Inc (a)	77,238	4,015
	$ 207,643		SanDisk Corp (a)	49,697	2,442
Beverages - 2.34%			Teradata Corp (a)	35,315	1,975
Brown-Forman Corp	21,643	1,555	Western Digital Corp (a)	48,640	1,936
Coca-Cola Co/The	481,711	32,496		$ 165,099
Coca-Cola Enterprises Inc	69,322	1,970	Consumer Products - 0.39%
Constellation Brands Inc (a)	36,941	827	Avery Dennison Corp	22,439	936
Dr Pepper Snapple Group Inc	47,025	1,843	Clorox Co	28,893	2,013
Molson Coors Brewing Co	33,346	1,626	Fortune Brands Inc	32,212	2,096

See accompanying notes

265

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	84,902 $	5,609	Jabil Circuit Inc	41,167 $	817
	$ 10,654		PerkinElmer Inc	23,805	673
Cosmetics & Personal Care - 1.92%			Thermo Fisher Scientific Inc (a)	82,011	4,920
Avon Products Inc	90,235	2,651	Waters Corp (a)	19,174	1,879
Colgate-Palmolive Co	103,692	8,747		$ 15,150
Estee Lauder Cos Inc/The	24,042	2,332	Energy - Alternate Sources - 0.06%
Procter & Gamble Co	588,048	38,164	First Solar Inc (a)	11,361	1,586
	$ 51,894
Distribution & Wholesale - 0.21%			Engineering & Construction - 0.15%
Fastenal Co	30,954	2,077	Fluor Corp	37,069	2,593
Genuine Parts Co	33,101	1,777	Jacobs Engineering Group Inc (a)	26,535	1,316
WW Grainger Inc	12,248	1,857		$ 3,909
	$ 5,711		Entertainment - 0.04%
Diversified Financial Services - 1.79%			International Game Technology	62,736	1,110
American Express Co	219,636	10,780
Ameriprise Financial Inc	51,757	3,212	Environmental Control - 0.28%
BlackRock Inc	20,022	3,923	Republic Services Inc	64,509	2,040
Charles Schwab Corp/The	209,696	3,840	Stericycle Inc (a)	17,930	1,637
CME Group Inc	14,070	4,162	Waste Management Inc	99,833	3,939
Discover Financial Services	114,479	2,844		$ 7,616
E*Trade Financial Corp (a)	52,073	846	Food - 1.80%
Federated Investors Inc	19,442	501	Campbell Soup Co	38,324	1,287
Franklin Resources Inc	30,442	3,931	ConAgra Foods Inc	85,781	2,097
IntercontinentalExchange Inc (a)	15,408	1,854	Dean Foods Co (a)	38,450	430
Invesco Ltd	96,661	2,404	General Mills Inc	133,494	5,150
Janus Capital Group Inc	39,070	475	Hershey Co/The	32,452	1,873
Legg Mason Inc	31,963	1,187	HJ Heinz Co	67,569	3,462
NASDAQ OMX Group Inc/The (a)	31,443	852	Hormel Foods Corp	29,069	855
NYSE Euronext	54,841	2,196	JM Smucker Co/The	24,997	1,877
SLM Corp	110,629	1,835	Kellogg Co	52,892	3,029
T Rowe Price Group Inc	54,378	3,494	Kraft Foods Inc	367,202	12,331
	$ 48,336		Kroger Co/The	133,523	3,246
Electric - 2.84%			McCormick & Co Inc/MD	27,917	1,371
AES Corp/The (a)	139,020	1,841	Safeway Inc	77,307	1,879
Ameren Corp	50,504	1,480	Sara Lee Corp	130,687	2,509
American Electric Power Co Inc	100,949	3,683	SUPERVALU Inc	44,549	502
CMS Energy Corp	52,939	1,048	Sysco Corp	122,344	3,537
Consolidated Edison Inc	61,301	3,195	Tyson Foods Inc	62,615	1,246
Constellation Energy Group Inc	41,960	1,528	Whole Foods Market Inc	30,975	1,944
Dominion Resources Inc/VA	121,954	5,661		$ 48,625
DTE Energy Co	35,576	1,798	Forest Products & Paper - 0.15%
Duke Energy Corp	279,065	5,205	International Paper Co	92,327	2,851
Edison International	68,407	2,686	MeadWestvaco Corp	35,350	1,191
Entergy Corp	37,591	2,621		$ 4,042
Exelon Corp	138,964	5,857	Gas - 0.23%
FirstEnergy Corp	87,806	3,509	CenterPoint Energy Inc	89,201	1,659
Integrys Energy Group Inc	16,378	857	Nicor Inc	9,564	530
NextEra Energy Inc	88,382	5,000	NiSource Inc	58,640	1,141
Northeast Utilities	37,058	1,319	Sempra Energy	50,496	2,782
NRG Energy Inc (a)	51,972	1,258		$ 6,112
Pepco Holdings Inc	47,258	911	Hand & Machine Tools - 0.12%
PG&E Corp	83,198	3,834	Snap-On Inc	12,237	756
Pinnacle West Capital Corp	22,839	991	Stanley Black & Decker Inc	35,107	2,550
PPL Corp	118,378	3,247		$ 3,306
Progress Energy Inc	61,632	2,924	Healthcare - Products - 3.35%
Public Service Enterprise Group Inc	106,247	3,418	Baxter International Inc	121,655	6,922
SCANA Corp	23,895	992	Becton Dickinson and Co	46,425	3,990
Southern Co	177,544	6,931	Boston Scientific Corp (a)	319,844	2,396
TECO Energy Inc	45,118	869	CareFusion Corp (a)	46,837	1,376
Wisconsin Energy Corp	49,078	1,532	Covidien PLC	103,688	5,774
Xcel Energy Inc	101,344	2,466	CR Bard Inc	17,855	1,906
	$ 76,661		DENTSPLY International Inc	29,845	1,120
Electrical Components & Equipment - 0.39%			Edwards Lifesciences Corp (a)	24,080	2,079
Emerson Electric Co	158,333	9,620	Hospira Inc (a)	34,989	1,985
Molex Inc	29,002	783	Intuitive Surgical Inc (a)	8,160	2,854
	$ 10,403		Johnson & Johnson	574,281	37,742
Electronics - 0.56%			Medtronic Inc	224,525	9,374
Agilent Technologies Inc (a)	72,461	3,617	Patterson Cos Inc	20,104	698
Amphenol Corp	36,939	2,065	St Jude Medical Inc	68,346	3,652
FLIR Systems Inc	33,490	1,179	Stryker Corp	70,645	4,168

See accompanying notes

266

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Varian Medical Systems Inc (a)	25,205 $	1,769	Nucor Corp	66,326 $	3,115
Zimmer Holdings Inc (a)	40,338	2,632	United States Steel Corp	30,183	1,440
	$ 90,437			$ 9,089
Healthcare - Services - 1.24%			Leisure Products & Services - 0.20%
Aetna Inc	80,729	3,341	Carnival Corp	90,611	3,450
CIGNA Corp	56,948	2,667	Harley-Davidson Inc	49,450	1,842
Coventry Health Care Inc (a)	31,447	1,015		$ 5,292
DaVita Inc (a)	20,156	1,775	Lodging - 0.30%
Humana Inc	35,387	2,694	Marriott International Inc/DE	61,029	2,154
Laboratory Corp of America Holdings (a)	20,996	2,025	Starwood Hotels & Resorts Worldwide Inc	40,347	2,404
Quest Diagnostics Inc	32,709	1,844	Wyndham Worldwide Corp	36,378	1,259
Tenet Healthcare Corp (a)	102,028	707	Wynn Resorts Ltd	15,961	2,349
UnitedHealth Group Inc	229,630	11,305		$ 8,166
WellPoint Inc	78,842	6,054	Machinery - Construction & Mining - 0.66%
	$ 33,427		Caterpillar Inc	134,126	15,479
Holding Companies - Diversified - 0.06%			Joy Global Inc	22,001	2,221
Leucadia National Corp	41,552	1,606		$ 17,700
			Machinery - Diversified - 0.72%
Home Builders - 0.07%			Cummins Inc	41,540	4,992
DR Horton Inc	59,001	734	Deere & Co	88,401	8,619
Lennar Corp	33,739	641	Flowserve Corp	11,701	1,482
Pulte Group Inc (a)	70,580	574	Rockwell Automation Inc	29,887	2,604
	$ 1,949		Roper Industries Inc	20,017	1,731
Home Furnishings - 0.08%				$ 19,428
Harman International Industries Inc	14,628	710	Media - 3.06%
Whirlpool Corp	15,967	1,376	Cablevision Systems Corp	48,830	1,720
	$ 2,086		CBS Corp	141,176	3,560
Housewares - 0.04%			Comcast Corp - Class A	582,949	15,297
Newell Rubbermaid Inc	61,014	1,163	DIRECTV (a)	166,606	8,095
			Discovery Communications Inc - A Shares (a)	59,117	2,617
Insurance - 3.61%			Gannett Co Inc	50,324	758
ACE Ltd	70,450	4,738	McGraw-Hill Cos Inc/The	64,389	2,606
Aflac Inc	98,724	5,547	News Corp - Class A	479,488	8,545
Allstate Corp/The	111,230	3,764	Scripps Networks Interactive	19,020	978
American International Group Inc (a)	30,158	939	Time Warner Cable Inc	72,097	5,633
Aon Corp	69,935	3,649	Time Warner Inc	229,449	8,687
Assurant Inc	20,982	833	Viacom Inc	125,339	6,412
Berkshire Hathaway Inc - Class B (a)	363,425	30,273	Walt Disney Co/The	398,725	17,185
Chubb Corp	61,983	4,041	Washington Post Co/The	1,113	485
Cincinnati Financial Corp	34,223	1,084		$ 82,578
Genworth Financial Inc (a)	102,856	1,254	Metal Fabrication & Hardware - 0.17%
Hartford Financial Services Group Inc	93,376	2,705	Precision Castparts Corp	30,119	4,654
Lincoln National Corp	66,305	2,071
Loews Corp	66,014	2,922	Mining - 0.83%
Marsh & McLennan Cos Inc	114,236	3,459	Alcoa Inc	223,120	3,793
MetLife Inc	221,539	10,366	Freeport-McMoRan Copper & Gold Inc	198,725	10,936
Progressive Corp/The	138,580	3,040	Newmont Mining Corp	103,566	6,070
Prudential Financial Inc	102,040	6,471	Titanium Metals Corp	18,915	379
Torchmark Corp	16,361	1,095	Vulcan Materials Co	27,097	1,225
Travelers Cos Inc/The	90,503	5,727		$ 22,403
Unum Group	65,020	1,722	Miscellaneous Manufacturing - 3.95%
XL Group PLC	65,299	1,595	3M Co	149,450	14,528
	$ 97,295		Danaher Corp	113,488	6,269
Internet - 2.70%			Dover Corp	39,167	2,665
Akamai Technologies Inc (a)	39,294	1,353	Eaton Corp	71,470	3,826
Amazon.com Inc (a)	74,807	14,700	General Electric Co	2,229,441	45,592
eBay Inc (a)	239,891	8,252	Honeywell International Inc	164,633	10,080
Expedia Inc	42,005	1,051	Illinois Tool Works Inc	104,647	6,112
F5 Networks Inc (a)	16,954	1,718	Ingersoll-Rand PLC	69,198	3,495
Google Inc (a)	52,655	28,650	ITT Corp	38,569	2,229
Netflix Inc (a)	9,217	2,145	Leggett & Platt Inc	30,738	808
Priceline.com Inc (a)	10,320	5,645	Pall Corp	24,244	1,417
Symantec Corp (a)	160,251	3,149	Parker Hannifin Corp	33,988	3,206
VeriSign Inc	36,417	1,346	Textron Inc	57,954	1,513
Yahoo! Inc (a)	274,922	4,880	Tyco International Ltd	99,468	4,848
	$ 72,889			$ 106,588
Iron & Steel - 0.34%			Office & Business Equipment - 0.15%
AK Steel Holding Corp	23,148	376	Pitney Bowes Inc	42,786	1,051
Allegheny Technologies Inc	20,724	1,492	Xerox Corp	293,824	2,965
Cliffs Natural Resources Inc	28,442	2,666		$ 4,016

See accompanying notes

267

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 9.94%			Publicly Traded Investment Fund - 0.26%
Anadarko Petroleum Corp	104,194 $	8,225	iShares S&P 500 Index Fund/US	50,451 $	6,907
Apache Corp	80,362	10,718
Cabot Oil & Gas Corp	21,894	1,232	Real Estate - 0.06%
Chesapeake Energy Corp	138,076	4,649	CB Richard Ellis Group Inc (a)	61,145	1,633
Chevron Corp	421,481	46,127
ConocoPhillips	300,167	23,692	REITS - 1.52%
Denbury Resources Inc (a)	84,198	1,900	Apartment Investment & Management Co	24,803	669
Devon Energy Corp	89,652	8,158	AvalonBay Communities Inc	18,074	2,288
Diamond Offshore Drilling Inc	14,595	1,107	Boston Properties Inc	29,944	3,130
EOG Resources Inc	56,187	6,344	Equity Residential	61,724	3,686
EQT Corp	31,320	1,648	HCP Inc	84,116	3,333
Exxon Mobil Corp (b)	1,041,099	91,617	Health Care REIT Inc	36,980	1,989
Helmerich & Payne Inc	22,326	1,481	Host Hotels & Resorts Inc	142,862	2,542
Hess Corp	63,100	5,424	Kimco Realty Corp	85,333	1,667
Marathon Oil Corp	149,129	8,059	Plum Creek Timber Co Inc	33,981	1,464
Murphy Oil Corp	40,491	3,137	ProLogis	119,768	1,951
Nabors Industries Ltd (a)	60,079	1,841	Public Storage Inc	29,343	3,442
Newfield Exploration Co (a)	28,205	1,997	Simon Property Group Inc	62,351	7,142
Noble Corp	52,968	2,278	Ventas Inc	34,207	1,913
Noble Energy Inc	36,900	3,552	Vornado Realty Trust	34,320	3,318
Occidental Petroleum Corp	170,664	19,505	Weyerhaeuser Co	112,787	2,595
Pioneer Natural Resources Co	24,450	2,500		$ 41,129
QEP Resources Inc	37,017	1,582	Retail - 5.52%
Range Resources Corp	33,696	1,902	Abercrombie & Fitch Co	18,318	1,297
Rowan Cos Inc (a)	26,524	1,106	AutoNation Inc (a)	13,459	456
Southwestern Energy Co (a)	73,014	3,203	AutoZone Inc (a)	5,609	1,584
Sunoco Inc	25,326	1,081	Bed Bath & Beyond Inc (a)	53,483	3,001
Tesoro Corp (a)	30,061	815	Best Buy Co Inc	68,695	2,145
Valero Energy Corp	119,460	3,381	Big Lots Inc (a)	15,845	651
	$ 268,261		CarMax Inc (a)	47,357	1,643
Oil & Gas Services - 2.01%			Chipotle Mexican Grill Inc (a)	6,507	1,736
Baker Hughes Inc	91,177	7,058	Costco Wholesale Corp	91,652	7,417
Cameron International Corp (a)	51,390	2,709	CVS Caremark Corp	287,260	10,410
FMC Technologies Inc (a)	50,450	2,345	Darden Restaurants Inc	28,994	1,362
Halliburton Co	191,767	9,681	Family Dollar Stores Inc	26,536	1,439
National Oilwell Varco Inc	88,407	6,780	GameStop Corp (a)	29,516	758
Schlumberger Ltd	285,752	25,646	Gap Inc/The	86,791	2,017
	$ 54,219		Home Depot Inc	344,084	12,779
Packaging & Containers - 0.15%			JC Penney Co Inc	49,697	1,911
Ball Corp	35,525	1,326	Kohl's Corp	61,389	3,236
Bemis Co Inc	22,475	704	Lowe's Cos Inc	289,743	7,606
Owens-Illinois Inc (a)	34,373	1,020	Ltd Brands Inc	55,532	2,286
Sealed Air Corp	33,448	862	Macy's Inc	88,875	2,125
	$ 3,912		McDonald's Corp	219,049	17,154
Pharmaceuticals - 4.81%			Nordstrom Inc	35,244	1,676
Abbott Laboratories	324,928	16,909	O'Reilly Automotive Inc (a)	29,631	1,750
Allergan Inc/United States	64,179	5,106	RadioShack Corp	22,209	351
AmerisourceBergen Corp	57,549	2,339	Ross Stores Inc	25,003	1,842
Bristol-Myers Squibb Co	357,439	10,044	Sears Holdings Corp (a)	9,146	786
Cardinal Health Inc	73,433	3,208	Staples Inc	151,058	3,193
Cephalon Inc (a)	15,900	1,221	Starbucks Corp	156,629	5,668
Eli Lilly & Co	213,894	7,916	Target Corp	148,668	7,300
Express Scripts Inc (a)	110,918	6,294	Tiffany & Co	26,539	1,843
Forest Laboratories Inc (a)	60,067	1,992	TJX Cos Inc	83,102	4,456
McKesson Corp	53,384	4,431	Urban Outfitters Inc (a)	26,865	845
Mead Johnson Nutrition Co	42,955	2,873	Walgreen Co	193,669	8,274
Medco Health Solutions Inc (a)	84,919	5,038	Wal-Mart Stores Inc	411,329	22,615
Merck & Co Inc	647,319	23,271	Yum! Brands Inc	98,144	5,264
Mylan Inc/PA (a)	91,764	2,287		$ 148,876
Pfizer Inc (b)	1,678,664	35,185	Savings & Loans - 0.08%
Watson Pharmaceuticals Inc (a)	26,418	1,639	Hudson City Bancorp Inc	110,589	1,054
	$ 129,753		People's United Financial Inc	76,005	1,040
Pipelines - 0.47%				$ 2,094
El Paso Corp	160,568	3,117	Semiconductors - 2.42%
Oneok Inc	22,470	1,571	Advanced Micro Devices Inc (a)	120,851	1,100
Spectra Energy Corp	136,183	3,955	Altera Corp	67,179	3,272
Williams Cos Inc	123,079	4,082	Analog Devices Inc	62,906	2,536
	$ 12,725		Applied Materials Inc	277,021	4,346
			Broadcom Corp	99,849	3,513
			Intel Corp	1,152,252	26,721
			KLA-Tencor Corp	35,109	1,541

See accompanying notes

268

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Linear Technology Corp	47,631 $	1,657	REPURCHASE AGREEMENTS - 3.18%	(000's)	Value (000's)
LSI Corp (a)	129,342	948	Banks - 3.18%
MEMC Electronic Materials Inc (a)	48,356	572	Investment in Joint Trading Account; Credit Suisse $	17,356	$ 17,356
Microchip Technology Inc	39,561	1,624	Repurchase Agreement; 0.03% dated
Micron Technology Inc (a)	180,075	2,033	04/29/11 maturing 05/02/11 (collateralized by
National Semiconductor Corp	50,630	1,221	US Treasury Strips; $17,702,912; 0.00%;
Novellus Systems Inc (a)	18,934	608	dated 08/15/14 - 08/15/37)
NVIDIA Corp (a)	121,986	2,440	Investment in Joint Trading Account; Deutsche	25,763	25,763
Teradyne Inc (a)	38,915	626	Bank Repurchase Agreement; 0.03% dated
Texas Instruments Inc	246,082	8,743	04/29/11 maturing 05/02/11 (collateralized by
Xilinx Inc	54,812	1,911	Sovereign Agency Issues; $26,277,760;
	$ 65,412		0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Software - 3.69%			Investment in Joint Trading Account; JP Morgan	9,491	9,491
Adobe Systems Inc (a)	106,263	3,565	Repurchase Agreement; 0.02% dated
Autodesk Inc (a)	48,059	2,162	04/29/11 maturing 05/02/11 (collateralized by
BMC Software Inc (a)	37,503	1,884	Sovereign Agency Issues; $9,681,280; 0.00%
CA Inc	80,317	1,975	- 9.80%; dated 06/15/11 - 09/26/19)
Cerner Corp (a)	15,055	1,809	Investment in Joint Trading Account; Merrill	23,807	23,807
Citrix Systems Inc (a)	39,392	3,322	Lynch Repurchase Agreement; 0.03% dated
Compuware Corp (a)	45,930	520	04/29/11 maturing 05/02/11 (collateralized by
Dun & Bradstreet Corp	10,437	858	Sovereign Agency Issues; $24,283,084;
Electronic Arts Inc (a)	70,192	1,417	0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Fidelity National Information Services Inc	55,900	1,850	Investment in Joint Trading Account; Morgan	9,491	9,491
Fiserv Inc (a)	30,670	1,880	Stanley Repurchase Agreement; 0.02% dated
Intuit Inc (a)	57,176	3,177	04/29/11 maturing 05/02/11 (collateralized by
Microsoft Corp	1,552,453	40,395	Sovereign Agency Issues; $9,681,280; 1.11%
Oracle Corp	816,814	29,446	- 2.38%; dated 06/22/12 - 07/28/15)
Red Hat Inc (a)	40,514	1,923			$ 85,908
Salesforce.com Inc (a)	24,830	3,442	TOTAL REPURCHASE AGREEMENTS		$ 85,908
	$ 99,625		Total Investments		$ 2,700,274
Telecommunications - 5.06%			Liabilities in Excess of Other Assets, Net - (0.06)%		$ (1,485)
American Tower Corp (a)	83,482	4,367	TOTAL NET ASSETS - 100.00%		$ 2,698,789
AT&T Inc	1,241,155	38,625
CenturyLink Inc	125,050	5,100
Cisco Systems Inc	1,160,649	20,381	(a) Non-Income Producing Security
Corning Inc	328,733	6,884	(b)	Security or a portion of the security was pledged to cover margin
Frontier Communications Corp	208,652	1,726	requirements for futures contracts. At the end of the period, the value of
Harris Corp	26,861	1,427	these securities totaled $41,256 or 1.53% of net assets.
JDS Uniphase Corp (a)	47,079	981
Juniper Networks Inc (a)	112,311	4,305
MetroPCS Communications Inc (a)	55,409	932
Motorola Mobility Holdings Inc (a)	61,781	1,610	Unrealized Appreciation (Depreciation)
Motorola Solutions Inc (a)	70,695	3,243	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Qualcomm Inc	345,118	19,616
Sprint Nextel Corp (a)	627,842	3,252
			Unrealized Appreciation		$ 589,628
Tellabs Inc	76,137	375	Unrealized Depreciation		(148,603)
Verizon Communications Inc	593,777	22,433	Net Unrealized Appreciation (Depreciation)		$ 441,025
Windstream Corp	105,882	1,356	Cost for federal income tax purposes		$ 2,259,249
	$ 136,613		All dollar amounts are shown in thousands (000's)
Textiles - 0.03%
Cintas Corp	26,541	824	Portfolio Summary (unaudited)
			Sector		Percent
Toys, Games & Hobbies - 0.12%			Consumer, Non-cyclical		20 .10%
Hasbro Inc	28,773	1,348	Financial		17 .93%
Mattel Inc	73,209	1,956	Energy		12 .77%
	$ 3,304		Technology		12 .38%
Transportation - 1.85%			Industrial		11 .04%
CH Robinson Worldwide Inc	34,865	2,795	Communications		10 .97%
CSX Corp	77,763	6,119	Consumer, Cyclical		8 .08%
Expeditors International of Washington Inc	44,553	2,418	Basic Materials		3 .40%
FedEx Corp	66,141	6,328	Utilities		3 .07%
Norfolk Southern Corp	74,768	5,584	Exchange Traded Funds		0 .26%
Ryder System Inc	10,756	575	Diversified		0 .06%
Union Pacific Corp	103,090	10,667	Liabilities in Excess of Other Assets, Net		(0 .06)%
United Parcel Service Inc	207,254	15,538	TOTAL NET ASSETS		100.00%
	$ 50,024
TOTAL COMMON STOCKS	$ 2,614,366

See accompanying notes

269

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2011	Long	290 $	19,198	$ 19,716	$ 518
S&P 500; June 2011	Long	192	61,897	65,265	3,368
					$ 3,886
All dollar amounts are shown in thousands (000's)

See accompanying notes

270

Schedule of Investments LargeCap Value Fund April 30, 2011 (unaudited)

COMMON STOCKS - 97.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.92%			Healthcare - Services (continued)
Lorillard Inc	146,958 $	15,651	HCA Holdings Inc (a)	340,169 $	11,157
			Humana Inc	279,713	21,292
Automobile Manufacturers - 0.65%			UnitedHealth Group Inc	784,352	38,614
Navistar International Corp (a)	160,150	11,134		$ 93,821
			Insurance - 6.33%
Automobile Parts & Equipment - 1.05%			ACE Ltd	221,598	14,902
TRW Automotive Holdings Corp (a)	314,769	17,961	Assurant Inc	372,899	14,804
			Berkshire Hathaway Inc - Class B (a)	278,497	23,199
Banks - 11.71%			MetLife Inc	420,976	19,697
Bank of America Corp	588,593	7,228	Protective Life Corp	603,405	16,238
Capital One Financial Corp	473,776	25,930	Prudential Financial Inc	299,541	18,997
East West Bancorp Inc	648,394	13,701		$ 107,837
Huntington Bancshares Inc/OH	1,917,378	13,019	Machinery - Diversified - 1.01%
JP Morgan Chase & Co	1,311,617	59,849	AGCO Corp (a)	299,829	17,264
KeyCorp	1,552,166	13,457
M&T Bank Corp	200,739	17,739	Media - 5.19%
US Bancorp	1,225,974	31,655	CBS Corp	916,950	23,125
Wells Fargo & Co	585,757	17,051	Comcast Corp - Class A	1,421,428	37,298
	$ 199,629		McGraw-Hill Cos Inc/The	460,928	18,654
Beverages - 0.58%			Viacom Inc	181,586	9,290
Constellation Brands Inc (a)	439,966	9,851		$ 88,367
			Metal Fabrication & Hardware - 0.95%
Biotechnology - 1.24%			Timken Co	285,449	16,097
Amgen Inc (a)	371,081	21,096
			Mining - 0.71%
Chemicals - 1.20%			Freeport-McMoRan Copper & Gold Inc	219,078	12,056
EI du Pont de Nemours & Co	360,993	20,501
			Miscellaneous Manufacturing - 4.10%
Computers - 1.82%			General Electric Co	2,613,466	53,445
Accenture PLC - Class A	243,518	13,912	Parker Hannifin Corp	174,720	16,480
Western Digital Corp (a)	427,944	17,032
				$ 69,925
	$ 30,944		Oil & Gas - 10.64%
Cosmetics & Personal Care - 1.11%			Anadarko Petroleum Corp	151,972	11,997
Procter & Gamble Co	291,786	18,937	Chevron Corp	707,919	77,475
			ConocoPhillips	383,204	30,246
Diversified Financial Services - 3.82%			Exxon Mobil Corp	41,913	3,688
Ameriprise Financial Inc	372,995	23,148	Hess Corp	165,088	14,191
Discover Financial Services	996,759	24,760	Marathon Oil Corp	399,885	21,610
Raymond James Financial Inc	458,937	17,210	Patterson-UTI Energy Inc	324,921	10,108
	$ 65,118		Pioneer Natural Resources Co	117,787	12,041
Electric - 2.99%				$ 181,356
OGE Energy Corp	345,726	18,382	Oil & Gas Services - 3.81%
Pinnacle West Capital Corp	344,349	14,941	Baker Hughes Inc	262,192	20,296
PPL Corp	639,986	17,555	National Oilwell Varco Inc	373,969	28,680
	$ 50,878		Oil States International Inc (a)	192,406	15,972
Electrical Components & Equipment - 0.49%				$ 64,948
Hubbell Inc	119,009	8,329	Pharmaceuticals - 5.46%
			Cardinal Health Inc	308,790	13,491
Electronics - 2.06%			Endo Pharmaceuticals Holdings Inc (a)	430,955	16,876
Thermo Fisher Scientific Inc (a)	286,671	17,198	Forest Laboratories Inc (a)	536,362	17,786
Thomas & Betts Corp (a)	307,972	17,853	Pfizer Inc (b)	2,144,660	44,952
	$ 35,051			$ 93,105
Food - 3.41%			Pipelines - 0.90%
Corn Products International Inc	207,500	11,433	Oneok Inc	219,270	15,336
Kroger Co/The	772,887	18,789
Smithfield Foods Inc (a)	464,533	10,945	Real Estate - 1.11%
Tyson Foods Inc	854,472	17,004	Jones Lang LaSalle Inc	184,742	18,914
	$ 58,171
Forest Products & Paper - 0.85%			REITS - 2.04%
International Paper Co	470,962	14,543	Essex Property Trust Inc	113,312	15,352
			Host Hotels & Resorts Inc	1,088,766	19,369
Gas - 1.68%				$ 34,721
Questar Corp	727,998	12,791	Retail - 3.32%
UGI Corp	475,536	15,835	Signet Jewelers Ltd (a)	304,978	13,343
	$ 28,626		Walgreen Co	321,175	13,720
Healthcare - Products - 0.82%			Wal-Mart Stores Inc	537,428	29,548
Johnson & Johnson	213,699	14,044		$ 56,611
			Semiconductors - 1.50%
Healthcare - Services - 5.51%			LSI Corp (a)	1,742,170	12,770
Aetna Inc	549,988	22,758

See accompanying notes

271

Schedule of Investments LargeCap Value Fund April 30, 2011 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
Semiconductors (continued)
Micron Technology Inc (a)	1,128,416 $	12,740	Financial	27 .14%
			Consumer, Non-cyclical	19 .05%
		$ 25,510	Energy	15 .35%
Software - 1.75%			Industrial	10 .19%
CA Inc	592,331	14,565	Communications	9 .88%
Oracle Corp	421,847	15,208	Utilities	5 .50%
		$ 29,773	Technology	5 .07%
Telecommunications - 4.69%			Consumer, Cyclical	5 .02%
AT&T Inc	673,173	20,949	Basic Materials	2 .76%
CenturyLink Inc	340,125	13,870	Other Assets in Excess of Liabilities, Net	0 .04%
Motorola Solutions Inc (a)	237,123	10,879
			TOTAL NET ASSETS	100.00%
Verizon Communications Inc	907,907	34,301
		$ 79,999
Transportation - 1.58%
CSX Corp	342,803	26,975

Water - 0.83%
American Water Works Co Inc	481,845	14,157

TOTAL COMMON STOCKS		$ 1,667,236
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.13%	(000's)	Value (000's)
Banks - 2.13%
Investment in Joint Trading Account; Credit Suisse $	7,323	$ 7,323
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $7,469,386; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	10,870	10,870
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $11,087,368;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	4,005	4,005
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $4,084,820; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	10,045	10,045
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $10,245,755;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	4,005	4,004
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $4,084,820; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 36,247
TOTAL REPURCHASE AGREEMENTS		$ 36,247
Total Investments		$ 1,703,483
Other Assets in Excess of Liabilities, Net - 0.04%		$ 652
TOTAL NET ASSETS - 100.00%		$ 1,704,135

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,034 or 0.30% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 199,140
Unrealized Depreciation	(6,643)
Net Unrealized Appreciation (Depreciation)	$ 192,497
Cost for federal income tax purposes	$ 1,510,986
All dollar amounts are shown in thousands (000's)

See accompanying notes

272

Schedule of Investments
LargeCap Value Fund
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2011	Long	485 $	31,653	$ 32,973	$ 1,320
					$ 1,320
All dollar amounts are shown in thousands (000's)

See accompanying notes

273

Schedule of Investments
LargeCap Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS - 97.99%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.03%			Banks (continued)
Clear Channel Outdoor Holdings Inc (a)	6,265 $	86	TCF Financial Corp	24,550 $	383
Lamar Advertising Co (a)	6,981	227	US Bancorp	663,025	17,119
Omnicom Group Inc	8,320	409	Wells Fargo & Co	1,768,676	51,486
	$ 722			$ 273,369
Aerospace & Defense - 1.87%			Beverages - 1.00%
BE Aerospace Inc (a)	13,934	538	Brown-Forman Corp	3,905	281
Boeing Co/The	138,570	11,055	Coca-Cola Co/The	66,662	4,497
General Dynamics Corp	173,684	12,647	Coca-Cola Enterprises Inc	19,474	553
Goodrich Corp	8,979	794	Constellation Brands Inc (a)	28,306	634
L-3 Communications Holdings Inc	11,027	884	Dr Pepper Snapple Group Inc	24,337	954
Lockheed Martin Corp	9,926	787	Molson Coors Brewing Co	19,684	960
Northrop Grumman Corp	30,561	1,944	PepsiCo Inc	220,082	15,161
Raytheon Co	36,694	1,782		$ 23,040
Rockwell Collins Inc	11,142	703	Biotechnology - 0.34%
Spirit Aerosystems Holdings Inc (a)	13,911	342	Amgen Inc (a)	99,803	5,674
United Technologies Corp	126,591	11,340	Biogen Idec Inc (a)	21,684	2,111
	$ 42,816			$ 7,785
Agriculture - 1.52%			Chemicals - 1.57%
Altria Group Inc	77,839	2,089	Agrium Inc	128,200	11,593
Archer-Daniels-Midland Co	57,105	2,114	Ashland Inc	10,733	666
Bunge Ltd	12,846	969	Cabot Corp	9,733	437
Lorillard Inc	18,765	1,998	Celanese Corp	194,000	9,685
Philip Morris International Inc	36,457	2,532	CF Industries Holdings Inc	2,962	419
Reynolds American Inc	675,495	25,068	Cytec Industries Inc	7,020	412
	$ 34,770		Dow Chemical Co/The	114,547	4,695
Airlines - 0.35%			Eastman Chemical Co	8,566	919
Copa Holdings SA	1,643	95	EI du Pont de Nemours & Co	59,353	3,371
Southwest Airlines Co	660,447	7,760	FMC Corp	3,312	292
United Continental Holdings Inc (a)	5,986	137	Huntsman Corp	28,172	587
	$ 7,992		Intrepid Potash Inc (a)	6,852	235
Apparel - 0.04%			PPG Industries Inc	13,868	1,313
VF Corp	8,975	903	RPM International Inc	9,035	212
			Sherwin-Williams Co/The	5,451	449
Automobile Manufacturers - 0.27%			Sigma-Aldrich Corp	1,349	95
General Motors Co (a)	193,900	6,222	Valspar Corp	13,330	524
				$ 35,904
Automobile Parts & Equipment - 0.47%			Coal - 0.13%
Autoliv Inc	8,415	674	Alpha Natural Resources Inc (a)	16,209	943
BorgWarner Inc (a)	1,321	102	Peabody Energy Corp	27,773	1,856
Federal-Mogul Corp (a)	2,160	57	Walter Energy Inc	1,940	268
Johnson Controls Inc	222,892	9,141		$ 3,067
Lear Corp	11,389	583	Commercial Services - 0.93%
TRW Automotive Holdings Corp (a)	3,329	190	Aaron's Inc	4,617	133
	$ 10,747		Apollo Group Inc (a)	73,900	2,958
Banks - 11.92%			Corrections Corp of America (a)	13,935	347
BancorpSouth Inc	12,397	168	Education Management Corp (a)	1,151	21
Bank of America Corp	902,296	11,080	Equifax Inc	18,910	710
Bank of Hawaii Corp	4,438	217	FTI Consulting Inc (a)	1,354	54
Bank of New York Mellon Corp/The	373,997	10,830	H&R Block Inc	26,625	460
BB&T Corp	69,705	1,876	Hertz Global Holdings Inc (a)	854,800	14,711
BOK Financial Corp	3,641	196	KAR Auction Services Inc (a)	3,656	71
Capital One Financial Corp	380,019	20,799	RR Donnelley & Sons Co	30,169	569
CIT Group Inc (a)	17,750	754	Service Corp International/US	37,337	440
Citigroup Inc (a)	10,159,466	46,632	Total System Services Inc	25,422	479
City National Corp/CA	7,023	401	Towers Watson & Co	5,380	309
Commerce Bancshares Inc/MO	11,760	501		$ 21,262
Cullen/Frost Bankers Inc	7,695	456	Computers - 2.86%
East West Bancorp Inc	22,728	480	Brocade Communications Systems Inc (a)	72,050	450
Fifth Third Bancorp	92,653	1,230	Computer Sciences Corp	13,825	705
First Citizens BancShares Inc/NC	768	154	Diebold Inc	7,645	258
Fulton Financial Corp	30,636	358	EMC Corp/Massachusetts (a)	474,500	13,447
Goldman Sachs Group Inc/The	160,996	24,312	Hewlett-Packard Co	302,658	12,219
JP Morgan Chase & Co	1,252,237	57,139	IBM Corp	153,100	26,116
KeyCorp	95,595	829	Lexmark International Inc (a)	11,618	375
M&T Bank Corp	11,362	1,004	SanDisk Corp (a)	204,100	10,029
Morgan Stanley	481,488	12,591	Seagate Technology PLC	18,304	322
PNC Financial Services Group Inc	52,697	3,285	Synopsys Inc (a)	20,984	575
Regions Financial Corp	105,851	777	Western Digital Corp (a)	27,285	1,086
State Street Corp	44,639	2,078		$ 65,582
SunTrust Banks Inc	221,153	6,234

See accompanying notes

274

Schedule of Investments
LargeCap Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.35%			Electronics - 0.21%
Avery Dennison Corp	15,555 $	649	AVX Corp	5,683 $	93
Clorox Co	1,261	88	Garmin Ltd	15,754	539
Fortune Brands Inc	99,812	6,496	Jabil Circuit Inc	8,145	162
Kimberly-Clark Corp	12,858	849	PerkinElmer Inc	9,538	270
	$ 8,082		Tech Data Corp (a)	7,462	396
Cosmetics & Personal Care - 2.13%			Thermo Fisher Scientific Inc (a)	42,759	2,565
Alberto-Culver Co	9,592	358	Thomas & Betts Corp (a)	6,511	377
Avon Products Inc	178,400	5,241	Vishay Intertechnology Inc (a)	23,508	449
Colgate-Palmolive Co	88,840	7,494		$ 4,851
Procter & Gamble Co	551,248	35,776	Engineering & Construction - 0.17%
	$ 48,869		Aecom Technology Corp (a)	10,846	296
Distribution & Wholesale - 0.07%			Chicago Bridge & Iron Co NV	9,283	376
Genuine Parts Co	16,369	879	Fluor Corp	17,248	1,206
Ingram Micro Inc (a)	22,043	413	Jacobs Engineering Group Inc (a)	7,354	365
WESCO International Inc (a)	4,430	274	KBR Inc	22,592	867
	$ 1,566		McDermott International Inc (a)	6,656	154
Diversified Financial Services - 1.72%			URS Corp (a)	12,369	553
Ameriprise Financial Inc	288,404	17,898		$ 3,817
BlackRock Inc	7,136	1,398	Entertainment - 0.22%
CME Group Inc	51,900	15,351	DreamWorks Animation SKG Inc (a)	181,100	4,797
Discover Financial Services	62,917	1,563	Madison Square Garden Inc (a)	5,547	152
Federated Investors Inc	4,093	106		$ 4,949
Invesco Ltd	37,749	939	Environmental Control - 0.14%
Jefferies Group Inc	18,002	435	Republic Services Inc	33,807	1,069
NASDAQ OMX Group Inc/The (a)	15,915	431	Waste Connections Inc	3,633	112
NYSE Euronext	18,403	737	Waste Management Inc	49,005	1,934
Raymond James Financial Inc	14,730	552		$ 3,115
	$ 39,410		Food - 2.33%
Electric - 4.25%			Campbell Soup Co	11,291	379
AES Corp/The (a)	67,553	894	ConAgra Foods Inc	49,909	1,220
Alliant Energy Corp	16,460	651	Corn Products International Inc	11,094	611
Ameren Corp	36,796	1,078	Dean Foods Co (a)	28,030	314
American Electric Power Co Inc	332,977	12,147	General Mills Inc	33,484	1,292
CMS Energy Corp	37,768	748	Hershey Co/The	9,558	552
Consolidated Edison Inc	28,589	1,490	HJ Heinz Co	22,906	1,173
Dominion Resources Inc/VA	60,123	2,791	Hormel Foods Corp	21,340	628
DTE Energy Co	17,073	863	JM Smucker Co/The	14,842	1,114
Duke Energy Corp	132,403	2,469	Kellogg Co	3,882	222
Edison International	226,728	8,903	Kraft Foods Inc	455,853	15,308
Entergy Corp	18,025	1,257	Kroger Co/The	521,601	12,680
Exelon Corp	66,765	2,814	Ralcorp Holdings Inc (a)	205,800	16,011
FirstEnergy Corp	316,653	12,653	Safeway Inc	46,588	1,133
Great Plains Energy Inc	20,026	412	Tyson Foods Inc	44,592	887
Hawaiian Electric Industries Inc	13,841	353		$ 53,524
Integrys Energy Group Inc	11,893	623	Forest Products & Paper - 0.08%
NextEra Energy Inc	144,611	8,180	Domtar Corp	6,293	585
Northeast Utilities	26,286	936	International Paper Co	14,967	462
NSTAR	16,408	760	MeadWestvaco Corp	25,454	858
NV Energy Inc	35,088	533		$ 1,905
OGE Energy Corp	15,010	798	Gas - 0.25%
Pepco Holdings Inc	34,468	664	AGL Resources Inc	11,483	477
PG&E Corp	213,431	9,835	Atmos Energy Corp	13,834	483
Pinnacle West Capital Corp	16,130	700	Energen Corp	10,669	694
PPL Corp	42,983	1,179	NiSource Inc	42,794	832
Progress Energy Inc	25,827	1,225	Questar Corp	27,038	475
Public Service Enterprise Group Inc	51,032	1,642	Sempra Energy	25,019	1,378
SCANA Corp	16,757	696	Southern Union Co	18,590	556
Southern Co	426,334	16,645	UGI Corp	16,859	561
TECO Energy Inc	31,776	612	Vectren Corp	12,127	347
Westar Energy Inc	18,447	502		$ 5,803
Wisconsin Energy Corp	36,104	1,127	Hand & Machine Tools - 0.08%
Xcel Energy Inc	48,688	1,185	Kennametal Inc	3,180	134
	$ 97,365		Regal-Beloit Corp	963	73
Electrical Components & Equipment - 0.09%			Snap-On Inc	8,729	539
Energizer Holdings Inc (a)	10,458	790	Stanley Black & Decker Inc	14,299	1,039
General Cable Corp (a)	5,138	249		$ 1,785
Hubbell Inc	5,541	388	Healthcare - Products - 3.68%
Molex Inc	20,558	555	Baxter International Inc	104,200	5,929
Sunpower Corp - Class A (a)	9,129	199	Boston Scientific Corp (a)	830,178	6,218
	$ 2,181		Cooper Cos Inc/The	5,674	425

See accompanying notes

275

Schedule of Investments
LargeCap Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Covidien PLC	206,844 $	11,519	WR Berkley Corp	17,975 $	586
Hospira Inc (a)	84,500	4,794		$ 147,526
Johnson & Johnson	696,847	45,797	Internet - 0.59%
Kinetic Concepts Inc (a)	8,459	499	eBay Inc (a)	64,130	2,206
Medtronic Inc	195,586	8,166	Expedia Inc	18,009	451
Zimmer Holdings Inc (a)	17,279	1,127	Liberty Media Corp - Interactive (a)	59,651	1,042
	$ 84,474		Symantec Corp (a)	443,611	8,717
Healthcare - Services - 3.55%			Yahoo! Inc (a)	67,037	1,190
Aetna Inc	41,685	1,725		$ 13,606
CIGNA Corp	29,576	1,385	Investment Companies - 0.02%
Community Health Systems Inc (a)	4,474	138	Ares Capital Corp	31,604	560
Coventry Health Care Inc (a)	22,845	737
Health Net Inc (a)	14,326	477	Iron & Steel - 0.40%
Humana Inc	18,192	1,385	Cliffs Natural Resources Inc	74,900	7,020
Quest Diagnostics Inc	328,773	18,536	Nucor Corp	17,980	844
Tenet Healthcare Corp (a)	20,679	143	Reliance Steel & Aluminum Co	10,163	575
UnitedHealth Group Inc	805,666	39,663	Schnitzer Steel Industries Inc	2,592	161
WellPoint Inc	222,671	17,099	Steel Dynamics Inc	32,159	585
	$ 81,288			$ 9,185
Home Furnishings - 0.04%			Leisure Products & Services - 0.37%
Harman International Industries Inc	5,597	271	Carnival Corp	222,264	8,462
Whirlpool Corp	6,634	572
	$ 843		Lodging - 0.05%
Housewares - 0.04%			Choice Hotels International Inc	3,990	149
Newell Rubbermaid Inc	43,086	821	Wyndham Worldwide Corp	26,878	930
				$ 1,079
Insurance - 6.43%			Machinery - Diversified - 0.95%
ACE Ltd	33,226	2,234	AGCO Corp (a)	14,051	809
Aflac Inc	163,284	9,175	Babcock & Wilcox Co/The (a)	3,747	118
Allied World Assurance Co Holdings Ltd	6,171	401	CNH Global NV (a)	3,067	148
Allstate Corp/The	48,214	1,632	Deere & Co	210,035	20,479
American Financial Group Inc/OH	12,791	458	Flowserve Corp	1,298	164
American International Group Inc (a)	18,571	579	Gardner Denver Inc	445	38
American National Insurance Co	1,080	85	IDEX Corp	1,665	78
Aon Corp	31,176	1,626		$ 21,834
Arch Capital Group Ltd (a)	147,287	15,318	Media - 5.67%
Arthur J Gallagher & Co	12,003	357	Cablevision Systems Corp	23,512	828
Aspen Insurance Holdings Ltd	10,889	311	CBS Corp	59,822	1,509
Assurant Inc	15,433	613	Comcast Corp - Class A	837,532	21,977
Axis Capital Holdings Ltd	13,266	469	DIRECTV (a)	207,000	10,058
Berkshire Hathaway Inc - Class B (a)	200,092	16,668	Discovery Communications Inc - A Shares (a)	11,426	506
Brown & Brown Inc	7,623	197	DISH Network Corp (a)	30,913	774
Chubb Corp	427,076	27,841	Gannett Co Inc	34,582	521
Cincinnati Financial Corp	22,568	715	Liberty Global Inc - A Shares (a)	21,280	990
CNA Financial Corp	4,071	126	Liberty Media Corp - Capital Series A (a)	138,146	11,365
Endurance Specialty Holdings Ltd	4,647	206	Liberty Media Corp - Starz (a)	7,917	608
Erie Indemnity Co	1,143	83	McGraw-Hill Cos Inc/The	14,043	568
Everest Re Group Ltd	8,802	802	Meredith Corp	2,774	93
Fidelity National Financial Inc	34,093	526	New York Times Co/The (a)	20,246	165
Hartford Financial Services Group Inc	578,364	16,755	News Corp - Class A	183,148	3,264
HCC Insurance Holdings Inc	17,758	578	Thomson Reuters Corp	22,187	898
Lincoln National Corp	35,944	1,123	Time Warner Cable Inc	377,857	29,522
Loews Corp	28,208	1,248	Time Warner Inc	91,244	3,454
Marsh & McLennan Cos Inc	6,271	190	Viacom Inc	363,262	18,584
MetLife Inc	705,541	33,013	Walt Disney Co/The	553,269	23,846
PartnerRe Ltd	10,432	838	Washington Post Co/The	855	373
Progressive Corp/The	77,563	1,702		$ 129,903
Protective Life Corp	12,732	343	Metal Fabrication & Hardware - 0.01%
Prudential Financial Inc	53,698	3,406	Timken Co	3,329	188
Reinsurance Group of America Inc	10,924	692
RenaissanceRe Holdings Ltd	8,472	595	Mining - 0.37%
StanCorp Financial Group Inc	7,295	314	Alcoa Inc	87,181	1,482
Symetra Financial Corp	3,267	45	Freeport-McMoRan Copper & Gold Inc	129,000	7,099
Torchmark Corp	12,326	825		$ 8,581
Transatlantic Holdings Inc	9,606	473	Miscellaneous Manufacturing - 4.78%
Travelers Cos Inc/The	44,449	2,813	Crane Co	7,116	355
Unitrin Inc	7,605	230	Danaher Corp	5,701	315
Unum Group	36,400	964	Dover Corp	10,613	722
Validus Holdings Ltd	8,908	290	Eaton Corp	25,516	1,366
Wesco Financial Corp	207	81	General Electric Co	2,584,460	52,853

See accompanying notes

276

Schedule of Investments LargeCap Value Fund I

April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
Illinois Tool Works Inc	199,231 $	11,637	Eli Lilly & Co	81,593 $	3,020
Ingersoll-Rand PLC	333,353	16,834	Endo Pharmaceuticals Holdings Inc (a)	17,412	682
ITT Corp	358,214	20,701	Forest Laboratories Inc (a)	30,525	1,012
Leggett & Platt Inc	8,994	236	McKesson Corp	14,975	1,243
Parker Hannifin Corp	11,649	1,099	Mead Johnson Nutrition Co	15,874	1,062
Pentair Inc	7,274	292	Merck & Co Inc	843,550	30,326
SPX Corp	6,177	534	Mylan Inc/PA (a)	622,600	15,515
Textron Inc	20,364	532	Pfizer Inc	2,034,272	42,638
Tyco International Ltd	41,652	2,030	Watson Pharmaceuticals Inc (a)	16,299	1,011
	$ 109,506			$ 112,751
Office & Business Equipment - 0.07%			Pipelines - 0.22%
Pitney Bowes Inc	8,321	204	El Paso Corp	58,832	1,142
Xerox Corp	134,790	1,360	Oneok Inc	16,414	1,148
	$ 1,564		Spectra Energy Corp	58,081	1,686
Oil & Gas - 11.72%			Williams Cos Inc	35,448	1,176
Anadarko Petroleum Corp	44,345	3,501		$ 5,152
Apache Corp	139,854	18,652	Real Estate - 0.74%
Atwood Oceanics Inc (a)	6,357	286	CB Richard Ellis Group Inc (a)	623,200	16,646
Chesapeake Energy Corp	67,257	2,265	Forest City Enterprises Inc (a)	18,923	363
Chevron Corp	603,748	66,074		$ 17,009
ConocoPhillips	164,185	12,959	REITS - 1.97%
Denbury Resources Inc (a)	41,558	938	Alexandria Real Estate Equities Inc	8,185	672
Devon Energy Corp	111,577	10,153	Annaly Capital Management Inc	1,047,170	18,681
EOG Resources Inc	66,600	7,520	Apartment Investment & Management Co	8,321	224
Exxon Mobil Corp	538,347	47,375	AvalonBay Communities Inc	8,439	1,068
Forest Oil Corp (a)	6,199	223	Boston Properties Inc	14,088	1,473
Frontier Oil Corp	16,253	454	Brandywine Realty Trust	19,125	243
Helmerich & Payne Inc	14,531	964	BRE Properties Inc	9,849	500
Hess Corp	98,636	8,479	Camden Property Trust	10,775	676
Holly Corp	2,220	129	Chimera Investment Corp	155,684	630
Marathon Oil Corp	53,283	2,879	CommonWealth REIT	10,767	295
Murphy Oil Corp	17,306	1,341	Digital Realty Trust Inc	701	42
Nabors Industries Ltd (a)	26,333	807	Douglas Emmett Inc	18,777	391
Newfield Exploration Co (a)	11,813	836	Equity Residential	26,927	1,608
Noble Corp	341,665	14,695	Essex Property Trust Inc	2,774	376
Noble Energy Inc	18,043	1,737	Federal Realty Investment Trust	3,808	333
Occidental Petroleum Corp	313,814	35,865	HCP Inc	40,401	1,601
Patterson-UTI Energy Inc	23,758	739	Health Care REIT Inc	17,760	955
Pioneer Natural Resources Co	10,332	1,056	Host Hotels & Resorts Inc	66,417	1,182
QEP Resources Inc	27,038	1,155	Kimco Realty Corp	62,314	1,218
SM Energy Co	2,995	227	Macerich Co/The	20,034	1,058
Sunoco Inc	18,003	768	Mack-Cali Realty Corp	13,408	474
Tesoro Corp (a)	20,980	569	Nationwide Health Properties Inc	19,495	854
Ultra Petroleum Corp (a)	253,405	12,870	Piedmont Office Realty Trust Inc	6,712	134
Unit Corp (a)	6,074	383	Plum Creek Timber Co Inc	14,470	623
Valero Energy Corp	57,934	1,640	Public Storage Inc	1,930	226
Whiting Petroleum Corp (a)	160,751	11,172	Rayonier Inc	8,421	559
	$ 268,711		Realty Income Corp	19,584	696
Oil & Gas Services - 0.86%			Regency Centers Corp	12,631	594
Baker Hughes Inc	32,185	2,491	Senior Housing Properties Trust	21,905	520
National Oilwell Varco Inc	187,712	14,396	Simon Property Group Inc	8,876	1,017
Schlumberger Ltd	15,408	1,383	SL Green Realty Corp	12,039	994
Superior Energy Services Inc (a)	11,014	423	Taubman Centers Inc	7,900	459
Weatherford International Ltd (a)	44,998	971	UDR Inc	25,373	657
	$ 19,664		Ventas Inc	17,054	954
Packaging & Containers - 0.76%			Vornado Realty Trust	14,944	1,445
Ball Corp	20,656	771	Weingarten Realty Investors	17,955	474
Bemis Co Inc	16,066	503	Weyerhaeuser Co	54,064	1,244
Crown Holdings Inc (a)	367,400	13,741		$ 45,150
Greif Inc	4,944	307	Retail - 3.56%
Owens-Illinois Inc (a)	17,602	522	American Eagle Outfitters Inc	21,633	337
Packaging Corp of America	15,410	440	Brinker International Inc	1,976	48
Sealed Air Corp	23,599	608	CVS Caremark Corp	108,803	3,943
Sonoco Products Co	14,844	513	Darden Restaurants Inc	172,000	8,079
	$ 17,405		Dollar Tree Inc (a)	168,700	9,700
Pharmaceuticals - 4.92%			Foot Locker Inc	24,182	520
Abbott Laboratories	13,604	708	GameStop Corp (a)	256,028	6,575
AmerisourceBergen Corp	249,000	10,119	Gap Inc/The	8,322	194
Bristol-Myers Squibb Co	154,656	4,346	Kohl's Corp	11,921	628
Cardinal Health Inc	24,463	1,069	Lowe's Cos Inc	432,210	11,345
			Macy's Inc	37,979	908

See accompanying notes

277

Schedule of Investments
LargeCap Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Retail (continued)			Transportation (continued)
Ross Stores Inc	135,800 $	10,007	Norfolk Southern Corp	185,943 $	13,886
Signet Jewelers Ltd (a)	12,689	555	Union Pacific Corp	39,828	4,121
Target Corp	190,200	9,339			$ 45,978
TJX Cos Inc	282,100	15,126	Water - 0.03%
Walgreen Co	13,004	556	American Water Works Co Inc	26,839	789
Wal-Mart Stores Inc	69,010	3,794
	$ 81,654		TOTAL COMMON STOCKS		$ 2,246,645
Savings & Loans - 0.16%				Maturity
Capitol Federal Financial Inc	6,507	74		Amount
First Niagara Financial Group Inc	47,757	688	REPURCHASE AGREEMENTS - 1.74%	(000's)	Value (000's)
Hudson City Bancorp Inc	64,681	616	Banks - 1.74%
New York Community Bancorp Inc	67,243	1,116	Investment in Joint Trading Account; Credit Suisse $	8,046	$ 8,046
People's United Financial Inc	55,506	760	Repurchase Agreement; 0.03% dated
TFS Financial Corp	12,331	134	04/29/11 maturing 05/02/11 (collateralized by
Washington Federal Inc	16,704	269	US Treasury Strips; $8,207,132; 0.00%; dated
	$ 3,657		08/15/14 - 08/15/37)
Semiconductors - 0.96%			Investment in Joint Trading Account; Deutsche	11,944	11,944
Advanced Micro Devices Inc (a)	53,450	486	Bank Repurchase Agreement; 0.03% dated
Atmel Corp (a)	7,179	110	04/29/11 maturing 05/02/11 (collateralized by
Fairchild Semiconductor International Inc (a)	18,422	386	Sovereign Agency Issues; $12,182,462;
Intel Corp	174,156	4,039	0.00% - 4.38%; dated 09/15/12 - 10/15/29)
International Rectifier Corp (a)	10,913	377	Investment in Joint Trading Account; JP Morgan	4,400	4,400
Intersil Corp	447,200	6,605	Repurchase Agreement; 0.02% dated
KLA-Tencor Corp	24,698	1,084	04/29/11 maturing 05/02/11 (collateralized by
Lam Research Corp (a)	91,200	4,406	Sovereign Agency Issues; $4,488,275; 0.00%
LSI Corp (a)	96,540	708	- 9.80%; dated 06/15/11 - 09/26/19)
MEMC Electronic Materials Inc (a)	20,368	241	Investment in Joint Trading Account; Merrill	11,037	11,036
Micron Technology Inc (a)	84,808	958	Lynch Repurchase Agreement; 0.03% dated
Novellus Systems Inc (a)	1,620	52	04/29/11 maturing 05/02/11 (collateralized by
PMC - Sierra Inc (a)	33,095	265	Sovereign Agency Issues; $11,257,724;
Texas Instruments Inc	65,968	2,344	0.00% - 8.13%; dated 05/11/11 - 09/15/39)
	$ 22,061		Investment in Joint Trading Account; Morgan	4,400	4,401
Shipbuilding - 0.01%			Stanley Repurchase Agreement; 0.02% dated
Huntington Ingalls Industries Inc (a)	7,751	310	04/29/11 maturing 05/02/11 (collateralized by
			Sovereign Agency Issues; $4,488,275; 1.11%
Software - 2.29%			- 2.38%; dated 06/22/12 - 07/28/15)
Activision Blizzard Inc	56,165	640			$ 39,827
Adobe Systems Inc (a)	302,600	10,152	TOTAL REPURCHASE AGREEMENTS		$ 39,827
CA Inc	9,985	245	Total Investments		$ 2,286,472
Compuware Corp (a)	14,181	161	Other Assets in Excess of Liabilities, Net - 0.27%		$ 6,152
Fidelity National Information Services Inc	27,680	916	TOTAL NET ASSETS - 100.00%		$ 2,292,624
Fiserv Inc (a)	7,505	460
Microsoft Corp	1,538,075	40,021
	$ 52,595		(a) Non-Income Producing Security
Telecommunications - 5.31%
Amdocs Ltd (a)	22,199	683
AT&T Inc	2,287,226	71,178	Unrealized Appreciation (Depreciation)
BCE Inc	131,200	4,911	The net federal income tax unrealized appreciation (depreciation) and federal tax
CenturyLink Inc	52,999	2,161	cost of investments held as of the period end were as follows:
Cisco Systems Inc	391,200	6,870
Corning Inc	136,465	2,858	Unrealized Appreciation		$ 339,601
EchoStar Holding Corp (a)	5,698	211
Motorola Solutions Inc (a)	33,289	1,527	Unrealized Depreciation		(36,463)
Sprint Nextel Corp (a)	260,704	1,351	Net Unrealized Appreciation (Depreciation)		$ 303,138
			Cost for federal income tax purposes		$ 1,983,334
Tellabs Inc	58,830	289	All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	254,217	9,604
Virgin Media Inc	29,402	890	Portfolio Summary (unaudited)
Vodafone Group PLC ADR	657,800	19,155	Sector		Percent
	$ 121,688		Financial		24 .70%
Textiles - 0.03%			Consumer, Non-cyclical		20 .75%
Cintas Corp	20,514	637	Energy		12 .93%
			Communications		11 .60%
Toys, Games & Hobbies - 0.03%			Industrial		11 .08%
Mattel Inc	22,882	611	Technology		6 .18%
			Consumer, Cyclical		5 .54%
Transportation - 2.01%			Utilities		4 .53%
CSX Corp	37,603	2,959	Basic Materials		2 .42%
FedEx Corp	89,003	8,515	Other Assets in Excess of Liabilities, Net		0 .27%
Kansas City Southern (a)	276,604	16,073
Kirby Corp (a)	7,464	424	TOTAL NET ASSETS		100.00%

See accompanying notes

278

Schedule of Investments
LargeCap Value Fund I
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2011	Long	657 $	42,931	$ 44,666	$ 1,735
					$ 1,735
All dollar amounts are shown in thousands (000's)

See accompanying notes

279

Schedule of Investments
LargeCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS - 95.70%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.03%			Banks (continued)
Clear Channel Outdoor Holdings Inc (a)	3,918 $	54	State Street Corp	27,933 $	1,300
Lamar Advertising Co (a)	4,366	142	SunTrust Banks Inc	33,710	950
Omnicom Group Inc	5,199	256	TCF Financial Corp	15,366	240
	$ 452		US Bancorp	120,009	3,099
Aerospace & Defense - 3.04%			Wells Fargo & Co	1,226,647	35,708
BE Aerospace Inc (a)	9,295	359		$ 144,077
Boeing Co/The	96,116	7,668	Beverages - 1.14%
General Dynamics Corp	65,467	4,767	Brown-Forman Corp	2,440	175
Goodrich Corp	5,617	496	Coca-Cola Co/The	41,728	2,815
L-3 Communications Holdings Inc	6,900	553	Coca-Cola Enterprises Inc	12,182	346
Lockheed Martin Corp	6,204	492	Constellation Brands Inc (a)	356,541	7,983
Northrop Grumman Corp	330,406	21,017	Dr Pepper Snapple Group Inc	15,231	597
Raytheon Co	133,751	6,494	Molson Coors Brewing Co	12,304	600
Rockwell Collins Inc	6,965	439	PepsiCo Inc	53,457	3,683
Spirit Aerosystems Holdings Inc (a)	8,706	214		$ 16,199
United Technologies Corp	7,754	695	Biotechnology - 0.91%
	$ 43,194		Amgen Inc (a)	62,474	3,552
Agriculture - 2.69%			Biogen Idec Inc (a)	13,569	1,321
Altria Group Inc	440,310	11,817	Gilead Sciences Inc (a)	206,400	8,016
Archer-Daniels-Midland Co	219,504	8,126		$ 12,889
Bunge Ltd	109,129	8,233	Chemicals - 2.67%
Lorillard Inc	11,733	1,250	Ashland Inc	6,707	416
Philip Morris International Inc	117,670	8,171	Cabot Corp	6,081	273
Reynolds American Inc	18,830	699	CF Industries Holdings Inc	1,849	262
	$ 38,296		Cytec Industries Inc	4,385	257
Airlines - 0.51%			Dow Chemical Co/The	616,238	25,259
Copa Holdings SA	1,026	60	Eastman Chemical Co	5,355	574
Delta Air Lines Inc (a)	616,200	6,396	EI du Pont de Nemours & Co	150,910	8,570
Southwest Airlines Co	62,391	733	FMC Corp	2,068	183
United Continental Holdings Inc (a)	3,739	85	Huntsman Corp	17,613	367
	$ 7,274		Intrepid Potash Inc (a)	4,286	147
Apparel - 0.04%			PPG Industries Inc	8,667	821
VF Corp	5,615	565	RPM International Inc	5,644	133
			Sherwin-Williams Co/The	3,411	281
Automobile Manufacturers - 0.94%			Sigma-Aldrich Corp	841	59
Ford Motor Co (a)	231,100	3,575	Valspar Corp	8,336	328
General Motors Co (a)	307,500	9,868		$ 37,930
	$ 13,443		Coal - 0.13%
Automobile Parts & Equipment - 0.54%			Alpha Natural Resources Inc (a)	10,144	590
Autoliv Inc	5,260	422	Peabody Energy Corp	17,383	1,161
BorgWarner Inc (a)	821	63	Walter Energy Inc	1,213	168
Federal-Mogul Corp (a)	1,339	35		$ 1,919
Johnson Controls Inc	3,622	149	Commercial Services - 0.38%
Lear Corp	135,127	6,910	Aaron's Inc	2,883	83
TRW Automotive Holdings Corp (a)	2,077	119	Corrections Corp of America (a)	8,718	217
	$ 7,698		Education Management Corp (a)	1,074	20
Banks - 10.13%			Equifax Inc	11,824	444
BancorpSouth Inc	7,745	105	FTI Consulting Inc (a)	844	34
Bank of America Corp	1,082,417	13,292	H&R Block Inc	16,646	288
Bank of Hawaii Corp	2,772	135	KAR Auction Services Inc (a)	2,285	44
Bank of New York Mellon Corp/The	68,034	1,970	Moody's Corp	81,400	3,186
BB&T Corp	117,417	3,161	RR Donnelley & Sons Co	18,882	356
BOK Financial Corp	2,273	122	Service Corp International/US	23,336	274
Capital One Financial Corp	33,060	1,809	Total System Services Inc	15,912	300
CIT Group Inc (a)	87,096	3,698	Towers Watson & Co	3,366	193
Citigroup Inc (a)	4,716,664	21,650		$ 5,439
City National Corp/CA	4,395	251	Computers - 2.78%
Commerce Bancshares Inc/MO	7,358	313	Brocade Communications Systems Inc (a)	45,100	282
Cullen/Frost Bankers Inc	4,806	285	Computer Sciences Corp	8,650	441
East West Bancorp Inc	14,221	301	Dell Inc (a)	1,264,595	19,614
Fifth Third Bancorp	57,980	769	Diebold Inc	4,776	161
First Citizens BancShares Inc/NC	477	95	Hewlett-Packard Co	268,300	10,831
Fulton Financial Corp	19,176	224	IBM Corp	39,349	6,712
Goldman Sachs Group Inc/The	28,977	4,376	Lexmark International Inc (a)	7,260	234
JP Morgan Chase & Co	830,126	37,879	Seagate Technology PLC	11,443	202
KeyCorp	59,837	519	Synopsys Inc (a)	13,118	359
M&T Bank Corp	7,110	628	Western Digital Corp (a)	17,078	680
Morgan Stanley	331,076	8,658		$ 39,516
PNC Financial Services Group Inc	32,948	2,054	Consumer Products - 0.10%
Regions Financial Corp	66,240	486	Avery Dennison Corp	9,723	406

See accompanying notes

280

Schedule of Investments
LargeCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics - 0.84%
Clorox Co	785 $	55	AVX Corp	3,543 $	58
Fortune Brands Inc	7,461	485	Garmin Ltd	62,100	2,125
Kimberly-Clark Corp	8,036	531	Jabil Circuit Inc	5,096	101
	$ 1,477		PerkinElmer Inc	5,968	169
Cosmetics & Personal Care - 0.76%			TE Connectivity Ltd	199,200	7,141
Alberto-Culver Co	5,994	224	Tech Data Corp (a)	4,662	248
Colgate-Palmolive Co	7,725	652	Thermo Fisher Scientific Inc (a)	26,764	1,605
Procter & Gamble Co	152,397	9,890	Thomas & Betts Corp (a)	4,066	236
	$ 10,766		Vishay Intertechnology Inc (a)	14,716	281
Distribution & Wholesale - 0.07%				$ 11,964
Genuine Parts Co	10,229	549	Engineering & Construction - 0.17%
Ingram Micro Inc (a)	13,779	258	Aecom Technology Corp (a)	6,788	185
WESCO International Inc (a)	2,772	172	Chicago Bridge & Iron Co NV	5,808	236
	$ 979		Fluor Corp	10,814	756
Diversified Financial Services - 1.13%			Jacobs Engineering Group Inc (a)	4,599	228
Ameriprise Financial Inc	66,197	4,108	KBR Inc	14,125	542
BlackRock Inc	4,465	875	McDermott International Inc (a)	4,161	96
CME Group Inc	4,755	1,406	URS Corp (a)	7,732	346
Discover Financial Services	39,382	978		$ 2,389
Federated Investors Inc	2,555	66	Entertainment - 0.01%
Franklin Resources Inc	51,894	6,701	Madison Square Garden Inc (a)	3,466	95
Invesco Ltd	23,628	588
Jefferies Group Inc	11,266	272	Environmental Control - 0.14%
NASDAQ OMX Group Inc/The (a)	9,960	270	Republic Services Inc	21,155	669
NYSE Euronext	12,915	517	Waste Connections Inc	2,268	70
Raymond James Financial Inc	9,216	346	Waste Management Inc	30,640	1,209
	$ 16,127			$ 1,948
Electric - 3.74%			Food - 2.15%
AES Corp/The (a)	42,283	560	Campbell Soup Co	7,063	237
Alliant Energy Corp	10,283	407	ConAgra Foods Inc	31,240	764
Ameren Corp	23,031	675	Corn Products International Inc	6,931	382
American Electric Power Co Inc	213,287	7,781	Dean Foods Co (a)	17,544	196
CMS Energy Corp	23,640	468	General Mills Inc	20,959	809
Consolidated Edison Inc	17,874	932	Hershey Co/The	5,973	345
Dominion Resources Inc/VA	181,834	8,441	HJ Heinz Co	14,320	734
DTE Energy Co	149,272	7,542	Hormel Foods Corp	13,356	393
Duke Energy Corp	82,789	1,544	JM Smucker Co/The	9,289	697
Edison International	202,460	7,951	Kellogg Co	2,424	139
Entergy Corp	11,280	786	Kraft Foods Inc	90,296	3,032
Exelon Corp	41,780	1,761	Kroger Co/The	519,240	12,623
FirstEnergy Corp	26,434	1,056	Safeway Inc	29,154	709
Great Plains Energy Inc	12,520	258	Smithfield Foods Inc (a)	240,000	5,654
Hawaiian Electric Industries Inc	8,659	221	Sysco Corp	115,100	3,327
Integrys Energy Group Inc	7,441	390	Tyson Foods Inc	27,881	555
NextEra Energy Inc	26,141	1,479		$ 30,596
Northeast Utilities	16,431	585	Forest Products & Paper - 0.08%
NSTAR	10,264	475	Domtar Corp	3,932	366
NV Energy Inc	21,938	333	International Paper Co	9,367	289
OGE Energy Corp	9,394	500	MeadWestvaco Corp	15,909	536
Pepco Holdings Inc	21,573	416		$ 1,191
PG&E Corp	25,050	1,154	Gas - 0.72%
Pinnacle West Capital Corp	10,080	437	AGL Resources Inc	7,175	298
PPL Corp	26,897	738	Atmos Energy Corp	8,654	302
Progress Energy Inc	16,165	767	Energen Corp	6,674	434
Public Service Enterprise Group Inc	31,908	1,027	NiSource Inc	26,786	521
SCANA Corp	10,483	435	Questar Corp	16,923	297
Southern Co	51,981	2,029	Sempra Energy	136,553	7,524
TECO Energy Inc	19,882	383	Southern Union Co	11,622	348
Westar Energy Inc	11,546	314	UGI Corp	10,551	351
Wisconsin Energy Corp	22,598	705	Vectren Corp	7,579	217
Xcel Energy Inc	30,475	741		$ 10,292
	$ 53,291		Hand & Machine Tools - 0.08%
Electrical Components & Equipment - 0.10%			Kennametal Inc	1,988	84
Energizer Holdings Inc (a)	6,537	494	Regal-Beloit Corp	600	45
General Cable Corp (a)	3,212	156	Snap-On Inc	5,459	337
Hubbell Inc	3,467	243	Stanley Black & Decker Inc	8,945	650
Molex Inc	12,866	347		$ 1,116
Sunpower Corp - Class A (a)	5,710	124	Healthcare - Products - 4.17%
	$ 1,364		Boston Scientific Corp (a)	98,889	741
			Cooper Cos Inc/The	3,550	266

See accompanying notes

281

Schedule of Investments
LargeCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Covidien PLC	123,317 $	6,867	Wesco Financial Corp	129 $	51
Johnson & Johnson	758,108	49,823	WR Berkley Corp	11,235	366
Kinetic Concepts Inc (a)	5,291	312		$ 77,964
Medtronic Inc	14,184	592	Internet - 0.28%
Zimmer Holdings Inc (a)	10,815	706	eBay Inc (a)	40,141	1,381
	$ 59,307		Expedia Inc	11,259	282
Healthcare - Services - 1.67%			Liberty Media Corp - Interactive (a)	37,296	652
Aetna Inc	26,092	1,080	Symantec Corp (a)	46,439	912
CIGNA Corp	18,491	866	Yahoo! Inc (a)	41,950	745
Community Health Systems Inc (a)	2,797	86		$ 3,972
Coventry Health Care Inc (a)	14,298	461	Investment Companies - 0.02%
Health Net Inc (a)	117,265	3,905	Ares Capital Corp	19,781	350
Humana Inc	11,371	866
Quest Diagnostics Inc	1,731	98	Iron & Steel - 0.57%
Tenet Healthcare Corp (a)	12,937	90	Nucor Corp	11,252	528
UnitedHealth Group Inc	74,130	3,649	Reliance Steel & Aluminum Co	68,059	3,853
WellPoint Inc	165,238	12,688	Schnitzer Steel Industries Inc	1,618	101
	$ 23,789		Steel Dynamics Inc	200,624	3,649
Home Builders - 0.42%				$ 8,131
NVR Inc (a)	8,100	5,989	Leisure Products & Services - 0.26%
			Carnival Corp	15,265	581
Home Furnishings - 0.04%			Royal Caribbean Cruises Ltd (a)	78,000	3,106
Harman International Industries Inc	3,500	170		$ 3,687
Whirlpool Corp	4,149	357	Lodging - 0.05%
	$ 527		Choice Hotels International Inc	2,601	97
Housewares - 0.04%			Wyndham Worldwide Corp	16,806	582
Newell Rubbermaid Inc	26,962	514		$ 679
			Machinery - Diversified - 0.30%
Insurance - 5.48%			AGCO Corp (a)	8,791	506
ACE Ltd	119,059	8,007	Babcock & Wilcox Co/The (a)	2,342	74
Aflac Inc	122,896	6,905	CNH Global NV (a)	1,914	92
Allied World Assurance Co Holdings Ltd	3,855	251	Deere & Co	35,910	3,502
Allstate Corp/The	133,071	4,503	Flowserve Corp	809	102
American Financial Group Inc/OH	7,991	286	Gardner Denver Inc	276	24
American International Group Inc (a)	11,618	362	IDEX Corp	1,032	48
American National Insurance Co	673	53		$ 4,348
Aon Corp	19,513	1,018	Media - 7.34%
Arch Capital Group Ltd (a)	4,241	441
			Cablevision Systems Corp	14,716	518
Arthur J Gallagher & Co	7,512	224	CBS Corp	170,500	4,300
Aspen Insurance Holdings Ltd	6,813	195	Comcast Corp - Class A	1,155,177	30,312
Assurant Inc	9,657	383	DIRECTV (a)	124,900	6,069
Axis Capital Holdings Ltd	8,299	294	Discovery Communications Inc - A Shares (a)	7,143	316
Berkshire Hathaway Inc - Class B (a)	125,251	10,433	DISH Network Corp (a)	19,348	485
Brown & Brown Inc	4,763	123	Gannett Co Inc	272,311	4,101
Chubb Corp	22,079	1,439	Liberty Global Inc - A Shares (a)	13,319	619
Cincinnati Financial Corp	14,124	447	Liberty Media Corp - Capital Series A (a)	6,662	548
CNA Financial Corp	2,546	79	Liberty Media Corp - Starz (a)	4,952	381
Endurance Specialty Holdings Ltd	2,906	129	McGraw-Hill Cos Inc/The	8,778	355
Erie Indemnity Co	710	51	Meredith Corp	1,732	58
Everest Re Group Ltd	5,501	501	New York Times Co/The (a)	12,658	103
Fidelity National Financial Inc	21,334	329	News Corp - Class A	529,243	9,431
Hartford Financial Services Group Inc	29,459	853	Thomson Reuters Corp	13,870	561
HCC Insurance Holdings Inc	11,114	362	Time Warner Cable Inc	272,607	21,298
Lincoln National Corp	22,492	702	Time Warner Inc	126,198	4,778
Loews Corp	17,650	781	Viacom Inc	155,603	7,961
Marsh & McLennan Cos Inc	3,921	119	Walt Disney Co/The	279,563	12,050
MetLife Inc	250,086	11,701	Washington Post Co/The	531	231
PartnerRe Ltd	6,527	525		$ 104,475
Progressive Corp/The	48,551	1,065	Metal Fabrication & Hardware - 0.27%
Protective Life Corp	7,954	214	Commercial Metals Co	219,400	3,677
Prudential Financial Inc	33,612	2,132	Timken Co	2,077	117
Reinsurance Group of America Inc	6,827	432		$ 3,794
RenaissanceRe Holdings Ltd	5,301	373
StanCorp Financial Group Inc	4,557	196	Mining - 0.37%
Symetra Financial Corp	2,143	30	Alcoa Inc	313,912	5,337
Torchmark Corp	7,705	516
Transatlantic Holdings Inc	6,003	296	Miscellaneous Manufacturing - 4.20%
Travelers Cos Inc/The	313,967	19,869	Crane Co	4,446	222
Unitrin Inc	4,752	144	Danaher Corp	3,561	197
Unum Group	22,757	603	Dover Corp	6,640	452
Validus Holdings Ltd	5,575	181	Eaton Corp	15,952	854

See accompanying notes

282

Schedule of Investments
LargeCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
General Electric Co	984,403 $	20,131	Eli Lilly & Co	51,073 $	1,890
Honeywell International Inc	110,800	6,784	Endo Pharmaceuticals Holdings Inc (a)	10,881	426
Ingersoll-Rand PLC	347,255	17,536	Forest Laboratories Inc (a)	19,082	633
ITT Corp	121,546	7,024	McKesson Corp	9,373	778
Leggett & Platt Inc	5,625	148	Mead Johnson Nutrition Co	9,934	664
Parker Hannifin Corp	45,881	4,328	Merck & Co Inc	271,544	9,762
Pentair Inc	4,548	182	Pfizer Inc	2,354,253	49,345
SPX Corp	3,861	334	Teva Pharmaceutical Industries Ltd ADR	139,000	6,357
Textron Inc	12,742	332	Watson Pharmaceuticals Inc (a)	10,198	633
Tyco International Ltd	26,071	1,271		$ 104,815
	$ 59,795		Pipelines - 0.23%
Office & Business Equipment - 0.07%			El Paso Corp	36,783	714
Pitney Bowes Inc	5,201	128	Oneok Inc	10,272	718
Xerox Corp	84,283	850	Spectra Energy Corp	36,344	1,056
	$ 978		Williams Cos Inc	22,161	735
Oil & Gas - 12.76%				$ 3,223
Anadarko Petroleum Corp	107,351	8,475	Real Estate - 0.02%
Apache Corp	74,330	9,913	Forest City Enterprises Inc (a)	11,840	227
Atwood Oceanics Inc (a)	3,969	178
Chesapeake Energy Corp	42,099	1,417	REITS - 1.23%
Chevron Corp	181,936	19,912	Alexandria Real Estate Equities Inc	5,116	420
ConocoPhillips	247,393	19,527	Annaly Capital Management Inc	50,105	894
Denbury Resources Inc (a)	25,981	586	Apartment Investment & Management Co	5,201	140
Devon Energy Corp	284,002	25,844	AvalonBay Communities Inc	5,273	668
Ensco PLC ADR	151,500	9,032	Boston Properties Inc	8,804	920
EQT Corp	136,900	7,202	Brandywine Realty Trust	11,950	152
Exxon Mobil Corp	98,462	8,665	BRE Properties Inc	6,163	313
Forest Oil Corp (a)	3,877	139	Camden Property Trust	6,743	423
Frontier Oil Corp	10,169	284	Chimera Investment Corp	97,452	395
Helmerich & Payne Inc	9,092	603	CommonWealth REIT	6,729	184
Hess Corp	72,202	6,206	Digital Realty Trust Inc	588	36
Holly Corp	1,388	80	Douglas Emmett Inc	11,749	245
Marathon Oil Corp	419,617	22,676	Equity Residential	16,834	1,005
Murphy Oil Corp	10,819	838	Essex Property Trust Inc	1,732	235
Nabors Industries Ltd (a)	211,474	6,480	Federal Realty Investment Trust	2,380	208
Newfield Exploration Co (a)	84,482	5,982	HCP Inc	25,289	1,002
Nexen Inc	239,700	6,335	Health Care REIT Inc	11,115	598
Noble Energy Inc	11,293	1,087	Host Hotels & Resorts Inc	41,510	739
Occidental Petroleum Corp	101,264	11,574	Kimco Realty Corp	38,993	762
Patterson-UTI Energy Inc	14,869	463	Macerich Co/The	12,540	662
Pioneer Natural Resources Co	6,458	660	Mack-Cali Realty Corp	8,392	296
QEP Resources Inc	16,923	723	Nationwide Health Properties Inc	12,200	534
SM Energy Co	1,872	142	Piedmont Office Realty Trust Inc	4,203	84
Sunoco Inc	11,254	480	Plum Creek Timber Co Inc	9,054	390
Tesoro Corp (a)	159,425	4,324	Public Storage Inc	1,202	141
Unit Corp (a)	3,793	239	Rayonier Inc	5,263	349
Valero Energy Corp	36,222	1,025	Realty Income Corp	12,257	436
Whiting Petroleum Corp (a)	6,100	424	Regency Centers Corp	7,904	372
	$ 181,515		Senior Housing Properties Trust	13,711	325
Oil & Gas Services - 0.38%			Simon Property Group Inc	5,546	635
Baker Hughes Inc	20,145	1,559	SL Green Realty Corp	7,534	622
National Oilwell Varco Inc	27,267	2,091	Taubman Centers Inc	4,934	287
Schlumberger Ltd	9,632	864	UDR Inc	15,863	411
Superior Energy Services Inc (a)	6,889	265	Ventas Inc	10,662	596
Weatherford International Ltd (a)	28,158	608	Vornado Realty Trust	9,341	903
	$ 5,387		Weingarten Realty Investors	11,223	296
Packaging & Containers - 0.16%			Weyerhaeuser Co	33,831	778
Ball Corp	12,928	482		$ 17,456
Bemis Co Inc	10,040	315	Retail - 3.64%
Greif Inc	3,087	192	American Eagle Outfitters Inc	13,525	210
Owens-Illinois Inc (a)	11,016	327	Brinker International Inc	1,232	30
Packaging Corp of America	9,632	275	CVS Caremark Corp	245,529	8,898
Sealed Air Corp	14,748	380	Foot Locker Inc	15,135	326
Sonoco Products Co	9,275	320	GameStop Corp (a)	125,072	3,211
	$ 2,291		Gap Inc/The	627,398	14,581
Pharmaceuticals - 7.37%			Kohl's Corp	7,452	393
Abbott Laboratories	136,514	7,104	Lowe's Cos Inc	423,041	11,105
AstraZeneca PLC ADR	412,100	20,535	Macy's Inc	23,746	568
Bristol-Myers Squibb Co	214,209	6,019	Office Depot Inc (a)	603,100	2,599
Cardinal Health Inc	15,308	669	Signet Jewelers Ltd (a)	7,928	347
			Walgreen Co	8,128	347

See accompanying notes

283

Schedule of Investments
LargeCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Retail (continued)				Amount
Wal-Mart Stores Inc	166,196 $	9,138	REPURCHASE AGREEMENTS - 4.14%	(000's)	Value (000's)
	$ 51,753		Banks - 4.14%
Savings & Loans - 0.16%			Investment in Joint Trading Account; Credit Suisse $	11,912	$ 11,912
Capitol Federal Financial Inc	4,069	46	Repurchase Agreement; 0.03% dated
First Niagara Financial Group Inc	29,891	430	04/29/11 maturing 05/02/11 (collateralized by
Hudson City Bancorp Inc	40,443	385	US Treasury Strips; $12,150,033; 0.00%;
New York Community Bancorp Inc	42,090	699	dated 08/15/14 - 08/15/37)
People's United Financial Inc	34,734	476	Investment in Joint Trading Account; Deutsche	17,682	17,681
TFS Financial Corp	7,716	84	Bank Repurchase Agreement; 0.03% dated
Washington Federal Inc	10,452	168	04/29/11 maturing 05/02/11 (collateralized by
	$ 2,288		Sovereign Agency Issues; $18,035,205;
Semiconductors - 0.75%			0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Advanced Micro Devices Inc (a)	33,419	304	Investment in Joint Trading Account; JP Morgan	6,514	6,514
Atmel Corp (a)	4,491	69	Repurchase Agreement; 0.02% dated
Fairchild Semiconductor International Inc (a)	11,512	242	04/29/11 maturing 05/02/11 (collateralized by
Intel Corp	271,377	6,293	Sovereign Agency Issues; $6,644,549; 0.00%
International Rectifier Corp (a)	6,829	236	- 9.80%; dated 06/15/11 - 09/26/19)
KLA-Tencor Corp	15,453	678	Investment in Joint Trading Account; Merrill	16,339	16,340
LSI Corp (a)	60,342	442	Lynch Repurchase Agreement; 0.03% dated
MEMC Electronic Materials Inc (a)	12,744	151	04/29/11 maturing 05/02/11 (collateralized by
Micron Technology Inc (a)	53,073	599	Sovereign Agency Issues; $16,666,200;
Novellus Systems Inc (a)	1,009	32	0.00% - 8.13%; dated 05/11/11 - 09/15/39)
PMC - Sierra Inc (a)	20,681	166	Investment in Joint Trading Account; Morgan	6,514	6,514
Texas Instruments Inc	41,246	1,466	Stanley Repurchase Agreement; 0.02% dated
	$ 10,678		04/29/11 maturing 05/02/11 (collateralized by
Shipbuilding - 0.16%			Sovereign Agency Issues; $6,644,549; 1.11%
Huntington Ingalls Industries Inc (a)	56,732	2,269	- 2.38%; dated 06/22/12 - 07/28/15)
					$ 58,961
Software - 1.11%			TOTAL REPURCHASE AGREEMENTS		$ 58,961
Activision Blizzard Inc	35,145	400	Total Investments		$ 1,420,496
CA Inc	6,242	154	Other Assets in Excess of Liabilities, Net - 0.16%		$ 2,325
Compuware Corp (a)	8,863	100	TOTAL NET ASSETS - 100.00%		$ 1,422,821
Fidelity National Information Services Inc	17,325	574
Fiserv Inc (a)	4,688	287
Microsoft Corp	414,408	10,783	(a) Non-Income Producing Security
Oracle Corp	96,330	3,473
	$ 15,771
Telecommunications - 5.07%			Unrealized Appreciation (Depreciation)
Amdocs Ltd (a)	13,879	427	The net federal income tax unrealized appreciation (depreciation) and federal tax
AT&T Inc	1,375,774	42,814	cost of investments held as of the period end were as follows:
CenturyLink Inc	183,373	7,478
Corning Inc	250,421	5,244	Unrealized Appreciation		$ 170,507
EchoStar Holding Corp (a)	3,563	132	Unrealized Depreciation		(24,174)
Motorola Solutions Inc (a)	185,514	8,511	Net Unrealized Appreciation (Depreciation)		$ 146,333
Sprint Nextel Corp (a)	162,955	844	Cost for federal income tax purposes		$ 1,274,163
Tellabs Inc	36,771	181	All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	159,133	6,012
Virgin Media Inc	18,381	556	Portfolio Summary (unaudited)
	$ 72,199		Sector		Percent
Textiles - 0.03%			Financial		22 .31%
Cintas Corp	12,839	399	Consumer, Non-cyclical		21 .34%
			Energy		13 .50%
Toys, Games & Hobbies - 0.03%			Communications		12 .72%
Mattel Inc	14,306	382	Industrial		10 .46%
			Consumer, Cyclical		6 .62%
Transportation - 1.00%			Technology		4 .71%
CSX Corp	23,536	1,852	Utilities		4 .49%
FedEx Corp	6,242	597	Basic Materials		3 .69%
Kansas City Southern (a)	4,067	236	Other Assets in Excess of Liabilities, Net		0 .16%
Kirby Corp (a)	4,664	265	TOTAL NET ASSETS		100.00%
Norfolk Southern Corp	23,472	1,753
Union Pacific Corp	92,429	9,564
	$ 14,267
Water - 0.03%
American Water Works Co Inc	16,794	493

TOTAL COMMON STOCKS	$ 1,361,535

See accompanying notes

284

Schedule of Investments
LargeCap Value Fund III
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2011	Long	881 $	57,499	$ 59,895	$ 2,396
					$ 2,396
All dollar amounts are shown in thousands (000's)

See accompanying notes

285

Schedule of Investments MidCap Blend Fund April 30, 2011 (unaudited)

COMMON STOCKS - 99.22%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.52%			Holding Companies - Diversified - 1.47%
Lamar Advertising Co (a)	270,276 $	8,789	Leucadia National Corp	637,830 $	24,658

Aerospace & Defense - 0.56%			Insurance - 11.24%
Alliant Techsystems Inc	131,927	9,321	Alleghany Corp (a)	16,432	5,406
			Aon Corp	415,189	21,660
Banks - 2.09%			Brown & Brown Inc	639,534	16,532
CIT Group Inc (a)	451,142	19,155	Everest Re Group Ltd	170,179	15,507
M&T Bank Corp	180,305	15,934	Fairfax Financial Holdings Ltd	22,400	9,046
	$ 35,089		Fidelity National Financial Inc	118,010	1,822
Beverages - 1.01%			Loews Corp	1,003,282	44,405
Molson Coors Brewing Co	346,077	16,871	Markel Corp (a)	84,194	35,133
			Marsh & McLennan Cos Inc	423,255	12,816
Commercial Services - 7.18%			Progressive Corp/The	576,643	12,652
Iron Mountain Inc	1,698,133	54,086	White Mountains Insurance Group Ltd	38,321	13,700
Live Nation Entertainment Inc (a)	519,344	5,759		$ 188,679
Mastercard Inc	80,151	22,113	Internet - 1.03%
SAIC Inc (a)	1,364,937	23,750	Liberty Media Corp - Interactive (a)	988,278	17,275
Western Union Co/The	700,746	14,891
	$ 120,599		Investment Companies - 0.18%
Consumer Products - 1.46%			RHJ International (a),(b)	365,861	3,000
Clorox Co	351,603	24,493
			Media - 10.49%
Distribution & Wholesale - 0.31%			Discovery Communications Inc - A Shares (a)	37,730	1,670
Fastenal Co	76,390	5,125	Discovery Communications Inc - C Shares (a)	774,620	30,567
			DISH Network Corp (a)	1,417,511	35,494
Diversified Financial Services - 2.68%			Liberty Global Inc - A Shares (a)	631,664	29,372
Ameriprise Financial Inc	228,845	14,202	Liberty Global Inc - B Shares (a)	250,488	11,119
BlackRock Inc	103,049	20,192	Liberty Media Corp - Capital Series A (a)	702,926	57,830
CME Group Inc	31,732	9,385	Liberty Media Corp - Starz (a)	130,958	10,064
LPL Investment Holdings Inc (a)	32,853	1,205		$ 176,116
	$ 44,984		Mining - 5.00%
Electric - 1.79%			Franco-Nevada Corp	910,488	36,106
AES Corp/The (a)	88,924	1,177	Newmont Mining Corp	521,262	30,551
Brookfield Infrastructure Partners LP	243,714	5,727	Royal Gold Inc	283,464	17,286
Calpine Corp (a)	714,298	11,965		$ 83,943
FirstEnergy Corp	279,649	11,175	Miscellaneous Manufacturing - 0.96%
	$ 30,044		Tyco International Ltd	330,384	16,103
Electronics - 1.50%
Gentex Corp	804,914	25,234	Oil & Gas - 6.01%
			Cimarex Energy Co	130,351	14,415
Energy - Alternate Sources - 1.69%			Denbury Resources Inc (a)	620,372	14,002
Covanta Holding Corp	1,654,357	28,405	EOG Resources Inc	334,852	37,808
			EQT Corp	466,455	24,540
Entertainment - 1.17%			Nabors Industries Ltd (a)	330,995	10,142
Ascent Media Corp (a)	162,994	7,829		$ 100,907
International Game Technology	663,388	11,735	Oil & Gas Services - 0.25%
	$ 19,564		Weatherford International Ltd (a)	194,468	4,197
Food - 1.76%
Kellogg Co	231,365	13,250	Pharmaceuticals - 2.53%
Sysco Corp	563,919	16,303	Mead Johnson Nutrition Co	264,692	17,702
	$ 29,553		Valeant Pharmaceuticals International Inc	470,186	24,746
Gas - 1.29%				$ 42,448
National Fuel Gas Co	169,798	12,446	Pipelines - 2.08%
Questar Corp	524,575	9,217	Williams Cos Inc	1,055,280	35,004
	$ 21,663
Healthcare - Products - 3.77%			Private Equity - 1.52%
Becton Dickinson and Co	200,835	17,260	Onex Corp	681,968	25,588
Covidien PLC	152,335	8,483
CR Bard Inc	79,950	8,535	Real Estate - 3.14%
DENTSPLY International Inc	438,572	16,464	Brookfield Asset Management Inc	1,100,523	36,999
St Jude Medical Inc	235,308	12,575	Forest City Enterprises Inc (a)	663,805	12,752
			Howard Hughes Corp/The (a)	46,810	3,032
	$ 63,317
Healthcare - Services - 4.73%				$ 52,783
Coventry Health Care Inc (a)	442,378	14,276	REITS - 1.33%
Laboratory Corp of America Holdings (a)	388,839	37,511	General Growth Properties Inc	1,337,872	22,342
Lincare Holdings Inc	470,158	14,772
Quest Diagnostics Inc	228,588	12,888	Retail - 7.43%
			AutoZone Inc (a)	47,031	13,281
	$ 79,447		Copart Inc (a)	301,419	13,675
			O'Reilly Automotive Inc (a)	901,320	53,232

See accompanying notes

286

Schedule of Investments MidCap Blend Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Retail (continued)			Unrealized Appreciation (Depreciation)
TJX Cos Inc	575,859 $	30,878	The net federal income tax unrealized appreciation (depreciation) and federal tax
Yum! Brands Inc	256,358	13,751	cost of investments held as of the period end were as follows:
		$ 124,817
Savings & Loans - 0.15%			Unrealized Appreciation	$ 404,630
BankUnited Inc	90,799	2,551	Unrealized Depreciation	(34,429)
			Net Unrealized Appreciation (Depreciation)	$ 370,201
Semiconductors - 1.07%			Cost for federal income tax purposes	$ 1,308,720
Microchip Technology Inc	437,584	17,958	All dollar amounts are shown in thousands (000's)

Software - 5.67%			Portfolio Summary (unaudited)
Broadridge Financial Solutions Inc	408,065	9,484	Sector	Percent
Dun & Bradstreet Corp	242,127	19,898	Financial	23 .10%
Fidelity National Information Services Inc	613,683	20,313	Consumer, Non-cyclical	22 .44%
Intuit Inc (a)	390,592	21,701	Communications	14 .86%
Microsoft Corp	915,812	23,829	Consumer, Cyclical	10 .17%
		$ 95,225	Energy	10 .03%
Telecommunications - 2.82%			Technology	6 .74%
American Tower Corp (a)	317,637	16,615	Basic Materials	5 .00%
EchoStar Holding Corp (a)	451,636	16,747	Industrial	3 .10%
Telephone & Data Systems Inc	110,868	3,721	Utilities	3 .08%
Telephone & Data Systems Inc - Special Shares	353,572	10,307	Diversified	1 .47%
		$ 47,390	Other Assets in Excess of Liabilities, Net	0 .01%
Textiles - 1.26%			TOTAL NET ASSETS	100.00%
Cintas Corp	420,959	13,071
Mohawk Industries Inc (a)	135,986	8,164
		$ 21,235
Transportation - 0.08%
Heartland Express Inc	73,264	1,264

TOTAL COMMON STOCKS		$ 1,665,981
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.77%	(000's)	Value (000's)
Banks - 0.77%
Investment in Joint Trading Account; Credit Suisse $	2,614	$ 2,614
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $2,666,450; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	3,880	3,880
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $3,958,013; 0.00%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	1,430	1,430
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,458,215; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	3,586	3,586
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $3,657,570; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	1,430	1,430
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,458,215; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 12,940
TOTAL REPURCHASE AGREEMENTS		$ 12,940
Total Investments		$ 1,678,921
Other Assets in Excess of Liabilities, Net - 0.01%		$ 137
TOTAL NET ASSETS - 100.00%		$ 1,679,058

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,000 or 0.18% of net assets.

See accompanying notes

287

Schedule of Investments MidCap Growth Fund April 30, 2011 (unaudited)

COMMON STOCKS - 94.65%	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Aerospace & Defense - 1.00%			Lodging - 2.22%
BE Aerospace Inc (a)	38,600 $	1,490	Starwood Hotels & Resorts Worldwide Inc	55,545 $	3,309

Apparel - 2.37%			Machinery - Diversified - 4.04%
Deckers Outdoor Corp (a)	16,440	1,395	Rockwell Automation Inc	29,740	2,591
Under Armour Inc (a)	31,170	2,134	Roper Industries Inc	39,530	3,419
	$ 3,529				$ 6,010
Biotechnology - 2.76%			Miscellaneous Manufacturing - 1.89%
Alexion Pharmaceuticals Inc (a)	22,175	2,149	Actuant Corp	101,485	2,817
Illumina Inc (a)	27,505	1,952
	$ 4,101		Oil & Gas - 5.41%
Chemicals - 4.84%			Brigham Exploration Co (a)	102,321	3,431
Albemarle Corp	45,975	3,243	Cabot Oil & Gas Corp	45,590	2,566
CF Industries Holdings Inc	11,145	1,578	Concho Resources Inc/Midland TX (a)	19,195	2,051
Eastman Chemical Co	22,270	2,388			$ 8,048
	$ 7,209		Oil & Gas Services - 1.06%
Coal - 1.76%			Cameron International Corp (a)	30,050	1,584
Walter Energy Inc	18,935	2,617
			Pharmaceuticals - 6.66%
Commercial Services - 5.21%			Perrigo Co	40,355	3,646
DeVry Inc	43,510	2,301	Shire PLC ADR	37,605	3,505
Gartner Inc (a)	72,448	3,109	Valeant Pharmaceuticals International Inc	52,470	2,762
SuccessFactors Inc (a)	67,580	2,343			$ 9,913
	$ 7,753		Retail - 3.91%
Computers - 1.29%			Arcos Dorados Holdings Inc (a)	47,600	1,049
Cognizant Technology Solutions Corp (a)	23,115	1,916	Dick's Sporting Goods Inc (a)	47,705	1,952
			Panera Bread Co (a)	23,260	2,817
Cosmetics & Personal Care - 1.85%					$ 5,818
Estee Lauder Cos Inc/The	28,382	2,753	Semiconductors - 2.20%
			Cavium Networks Inc (a)	32,760	1,547
Distribution & Wholesale - 1.87%			Netlogic Microsystems Inc (a)	40,175	1,733
Fossil Inc (a)	29,042	2,782			$ 3,280
			Software - 6.15%
Diversified Financial Services - 1.85%			Autodesk Inc (a)	31,655	1,424
T Rowe Price Group Inc	42,800	2,750	Red Hat Inc (a)	60,745	2,884
			Salesforce.com Inc (a)	14,275	1,978
Electrical Components & Equipment - 2.12%			VeriFone Systems Inc (a)	52,165	2,860
AMETEK Inc	68,585	3,158			$ 9,146
			Telecommunications - 9.55%
Electronics - 4.90%			Acme Packet Inc (a)	13,600	1,123
Agilent Technologies Inc (a)	63,535	3,171	Alcatel-Lucent/France ADR(a)	503,005	3,290
Mettler-Toledo International Inc (a)	13,580	2,545	Ciena Corp (a)	112,155	3,167
Sensata Technologies Holding NV (a)	44,801	1,573	JDS Uniphase Corp (a)	120,330	2,508
	$ 7,289		Juniper Networks Inc (a)	38,530	1,477
Engineering & Construction - 2.15%			Virgin Media Inc	87,520	2,648
McDermott International Inc (a)	138,330	3,194			$ 14,213
			Transportation - 1.86%
Environmental Control - 1.89%			Kansas City Southern (a)	47,620	2,767
Stericycle Inc (a)	30,850	2,816
			TOTAL COMMON STOCKS		$ 140,869
Food - 2.06%				Maturity
Whole Foods Market Inc	48,948	3,072		Amount
			REPURCHASE AGREEMENTS - 3.86%	(000's)	Value (000's)
Hand & Machine Tools - 0.98%			Banks - 3.86%
Kennametal Inc	34,645	1,463	Investment in Joint Trading Account; Credit Suisse $	1,160	$ 1,160
			Repurchase Agreement; 0.03% dated
Healthcare - Products - 4.34%			04/29/11 maturing 05/02/11 (collateralized by
Cooper Cos Inc/The	20,900	1,565	US Treasury Strips; $1,183,226; 0.00%; dated
Edwards Lifesciences Corp (a)	28,739	2,482
			08/15/14 - 08/15/37)
St Jude Medical Inc	45,085	2,409	Investment in Joint Trading Account; Deutsche	1,722	1,722
	$ 6,456		Bank Repurchase Agreement; 0.03% dated
Internet - 4.67%			04/29/11 maturing 05/02/11 (collateralized by
Ctrip.com International Ltd ADR(a)	30,200	1,471
IAC/InterActiveCorp (a)	30,008	1,084	Sovereign Agency Issues; $1,756,351; 0.00%
Netease.com ADR(a)	45,085	2,222	- 4.38%; dated 09/15/12 - 10/15/29)
Sina Corp/China (a)	16,170	2,179	Investment in Joint Trading Account; JP Morgan	634	634
			Repurchase Agreement; 0.02% dated
	$ 6,956		04/29/11 maturing 05/02/11 (collateralized by
Leisure Products & Services - 1.79%			Sovereign Agency Issues; $647,077; 0.00% -
Polaris Industries Inc	25,230	2,660	9.80%; dated 06/15/11 - 09/26/19)

See accompanying notes

288

Schedule of Investments
MidCap Growth Fund
April 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Merrill	$ 1,591	$ 1,591
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,623,031; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	634	635
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $647,077; 1.11% -
2.38%; dated 06/22/12 - 07/28/15)
$ 5,742
TOTAL REPURCHASE AGREEMENTS		$ 5,742
Total Investments		$ 146,611
Other Assets in Excess of Liabilities, Net - 1.49%		$ 2,221
TOTAL NET ASSETS - 100.00%		$ 148,832

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 29,882
Unrealized Depreciation	(491)
Net Unrealized Appreciation (Depreciation)	$ 29,391
Cost for federal income tax purposes	$ 117,220
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22 .88%
Industrial	20 .83%
Communications	14 .22%
Consumer, Cyclical	12 .16%
Technology	9 .64%
Energy	8 .23%
Financial	5 .71%
Basic Materials	4 .84%
Other Assets in Excess of Liabilities, Net	1 .49%
TOTAL NET ASSETS	100.00%

See accompanying notes

289

Schedule of Investments MidCap Growth Fund III April 30, 2011 (unaudited)

COMMON STOCKS - 96.02%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.66%			Chemicals (continued)
Interpublic Group of Cos Inc	1,039,641 $	12,216	Eastman Chemical Co	4,312 $	462
			Ecolab Inc	40,824	2,154
Aerospace & Defense - 1.07%			FMC Corp	16,507	1,457
Alliant Techsystems Inc	42,525	3,004	International Flavors & Fragrances Inc	51,812	3,291
Goodrich Corp	130,929	11,570	Lubrizol Corp	19,939	2,682
L-3 Communications Holdings Inc	5,672	455	LyondellBasell Industries NV (a)	185,380	8,249
Rockwell Collins Inc	62,683	3,955	PPG Industries Inc	17,656	1,672
TransDigm Group Inc (a)	8,614	718	Rockwood Holdings Inc (a)	29,500	1,674
	$ 19,702		RPM International Inc	18,965	446
Airlines - 0.90%			Sherwin-Williams Co/The	11,016	906
Alaska Air Group Inc (a)	16,000	1,054	Sigma-Aldrich Corp	25,784	1,820
Copa Holdings SA	5,644	328		$ 38,041
Delta Air Lines Inc (a)	182,042	1,890	Coal - 1.47%
Southwest Airlines Co	94,024	1,105	Alpha Natural Resources Inc (a)	163,464	9,509
United Continental Holdings Inc (a)	533,790	12,181	Arch Coal Inc	60,906	2,089
	$ 16,558		Consol Energy Inc	21,348	1,155
Apparel - 1.36%			Walter Energy Inc	104,727	14,475
Coach Inc	377,972	22,607		$ 27,228
Polo Ralph Lauren Corp	11,026	1,442	Commercial Services - 3.84%
VF Corp	8,960	901	Alliance Data Systems Corp (a)	9,202	874
Warnaco Group Inc/The (a)	1,900	122	Apollo Group Inc (a)	28,617	1,145
	$ 25,072		Career Education Corp (a)	18,807	410
Automobile Manufacturers - 0.15%			Corrections Corp of America (a)	5,730	143
Navistar International Corp (a)	14,076	979	DeVry Inc	25,302	1,339
Oshkosh Corp (a)	54,942	1,739	Emergency Medical Services Corp (a)	8,550	546
	$ 2,718		FTI Consulting Inc (a)	10,920	436
Automobile Parts & Equipment - 1.58%			Gartner Inc (a)	90,180	3,870
Autoliv Inc	58,162	4,661	Global Payments Inc	14,076	749
BorgWarner Inc (a)	112,701	8,705	H&R Block Inc	36,709	635
Goodyear Tire & Rubber Co/The (a)	212,993	3,865	Iron Mountain Inc	31,737	1,011
Lear Corp	58,716	3,002	ITT Educational Services Inc (a)	22,525	1,615
TRW Automotive Holdings Corp (a)	143,810	8,206	KAR Auction Services Inc (a)	1,556	30
WABCO Holdings Inc (a)	11,261	832	Lender Processing Services Inc	70,676	2,080
	$ 29,271		Manpower Inc	125,400	8,308
Banks - 0.46%			Moody's Corp	75,997	2,974
Bank of Hawaii Corp	4,440	217	Morningstar Inc	6,267	361
Fifth Third Bancorp	18,800	249	Paychex Inc	128,329	4,197
M&T Bank Corp	91,600	8,095	Pharmaceutical Product Development Inc	30,385	937
	$ 8,561		Robert Half International Inc	25,877	785
Beverages - 1.93%			RR Donnelley & Sons Co	7,621	144
			SAIC Inc (a)	53,361	928
Brown-Forman Corp	16,523	1,187
Coca-Cola Enterprises Inc	89,527	2,543	SEI Investments Co	84,391	1,884
Constellation Brands Inc (a)	4,000	90	Sotheby's	3,500	177
Dr Pepper Snapple Group Inc	118,058	4,628	Strayer Education Inc	4,071	504
			SuccessFactors Inc (a)	324,180	11,239
Green Mountain Coffee Roasters Inc (a)	277,543	18,584
			Team Health Holdings Inc (a)	32,700	650
Hansen Natural Corp (a)	129,245	8,550
			TeleTech Holdings Inc (a)	18,700	372
	$ 35,582		Towers Watson & Co	1,876	108
Biotechnology - 3.42%			Valassis Communications Inc (a)	20,600	594
Alexion Pharmaceuticals Inc (a)	136,772	13,251
			Verisk Analytics Inc (a)	112,500	3,702
Amylin Pharmaceuticals Inc (a)	42,023	559
			VistaPrint NV (a)	52,800	2,872
Charles River Laboratories International Inc (a)	276,583	11,668
Dendreon Corp (a)	24,836	1,079	Weight Watchers International Inc	9,569	744
Human Genome Sciences Inc (a)	32,318	952	Western Union Co/The	684,198	14,540
Illumina Inc (a)	185,461	13,165		$ 70,903
Life Technologies Corp (a)	43,099	2,379	Computers - 3.70%
			Cadence Design Systems Inc (a)	374,518	3,888
Myriad Genetics Inc (a)	85,505	1,833
Talecris Biotherapeutics Holdings Corp (a)	15,207	425	Diebold Inc	4,081	138
United Therapeutics Corp (a)	173,247	11,601	DST Systems Inc	62,937	3,104
			Fortinet Inc (a)	162,270	7,903
Vertex Pharmaceuticals Inc (a)	114,189	6,283
			IHS Inc (a)	9,451	834
	$ 63,195		Lexmark International Inc (a)	20,700	667
Building Materials - 0.68%			Mentor Graphics Corp (a)	84,900	1,252
Martin Marietta Materials Inc	7,836	714	MICROS Systems Inc (a)	81,282	4,228
Owens Corning Inc (a)	311,729	11,796
			NCR Corp (a)	172,384	3,415
	$ 12,510		NetApp Inc (a)	122,252	6,354
Chemicals - 2.06%			Riverbed Technology Inc (a)	150,090	5,274
Airgas Inc	14,602	1,014	SanDisk Corp (a)	388,134	19,072
Albemarle Corp	17,877	1,261	Seagate Technology PLC	282,497	4,978
Ashland Inc	2,073	129	Spansion Inc (a)	70,700	1,393
Celanese Corp	30,646	1,530	Synopsys Inc (a)	81,000	2,219
CF Industries Holdings Inc	65,657	9,294	Teradata Corp (a)	34,459	1,927

See accompanying notes

290

Schedule of Investments
MidCap Growth Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Energy - Alternate Sources - 0.11%
Western Digital Corp (a)	43,919 $	1,748	First Solar Inc (a)	14,698 $	2,051
	$ 68,394
Consumer Products - 0.67%			Engineering & Construction - 0.84%
Avery Dennison Corp	33,106	1,382	Aecom Technology Corp (a)	9,006	245
Church & Dwight Co Inc	59,677	4,922	Chicago Bridge & Iron Co NV	76,385	3,097
Clorox Co	27,488	1,915	Fluor Corp	3,095	216
Tupperware Brands Corp	66,566	4,238	Jacobs Engineering Group Inc (a)	14,946	741
	$ 12,457		KBR Inc	63,878	2,451
Cosmetics & Personal Care - 0.47%			McDermott International Inc (a)	359,919	8,311
Alberto-Culver Co	5,496	206	Shaw Group Inc/The (a)	14,211	553
Avon Products Inc	73,900	2,171		$ 15,614
Estee Lauder Cos Inc/The	65,445	6,348	Entertainment - 0.23%
	$ 8,725		International Game Technology	51,425	910
Distribution & Wholesale - 0.69%			Penn National Gaming Inc (a)	84,930	3,398
Fastenal Co	22,837	1,532		$ 4,308
Fossil Inc (a)	10,372	994	Environmental Control - 0.30%
Ingram Micro Inc (a)	2,449	46	Nalco Holding Co	25,345	740
LKQ Corp (a)	28,304	714	Republic Services Inc	85,500	2,704
WESCO International Inc (a)	124,560	7,716	Stericycle Inc (a)	14,696	1,342
WW Grainger Inc	11,604	1,759	Waste Connections Inc	26,533	816
	$ 12,761			$ 5,602
Diversified Financial Services - 2.91%			Food - 1.74%
Affiliated Managers Group Inc (a)	81,089	8,845	Campbell Soup Co	22,841	767
Ameriprise Financial Inc	15,144	940	ConAgra Foods Inc	120,003	2,934
CBOE Holdings Inc	24,887	667	Flowers Foods Inc	4,400	134
Credit Acceptance Corp (a)	3,000	243	Hershey Co/The	75,408	4,352
Discover Financial Services	326,000	8,098	HJ Heinz Co	26,864	1,376
Eaton Vance Corp	26,679	901	Hormel Foods Corp	25,900	762
Federated Investors Inc	17,455	450	McCormick & Co Inc/MD	53,888	2,647
Interactive Brokers Group Inc - A Shares	105,400	1,849	Sara Lee Corp	81,700	1,569
IntercontinentalExchange Inc (a)	100,376	12,081	Tyson Foods Inc	24,500	488
Invesco Ltd	431,206	10,724	Whole Foods Market Inc	272,149	17,080
Lazard Ltd	15,864	650		$ 32,109
NASDAQ OMX Group Inc/The (a)	3,387	92	Forest Products & Paper - 0.11%
T Rowe Price Group Inc	45,405	2,917	International Paper Co	66,445	2,052
TD Ameritrade Holding Corp	48,402	1,043
Waddell & Reed Financial Inc	102,993	4,223	Gas - 0.31%
	$ 53,723		Energen Corp	79,710	5,182
Electric - 0.28%			Questar Corp	31,400	552
Calpine Corp (a)	46,776	784		$ 5,734
ITC Holdings Corp	53,893	3,822	Hand & Machine Tools - 0.54%
Wisconsin Energy Corp	20,100	627	Kennametal Inc	17,654	745
	$ 5,233		Lincoln Electric Holdings Inc	12,639	993
Electrical Components & Equipment - 1.02%			Regal-Beloit Corp	9,439	716
AMETEK Inc	102,151	4,703	Stanley Black & Decker Inc	103,300	7,505
Energizer Holdings Inc (a)	2,400	181		$ 9,959
General Cable Corp (a)	5,535	269	Healthcare - Products - 2.40%
Hubbell Inc	31,312	2,191	CareFusion Corp (a)	44,847	1,317
Sunpower Corp - Class A (a)	179,048	3,898	Cooper Cos Inc/The	2,496	187
Universal Display Corp (a)	138,970	7,635	CR Bard Inc	27,524	2,938
	$ 18,877		DENTSPLY International Inc	29,659	1,113
Electronics - 2.37%			Edwards Lifesciences Corp (a)	22,716	1,962
Agilent Technologies Inc (a)	441,879	22,054	Gen-Probe Inc (a)	46,200	3,831
Amphenol Corp	29,938	1,674	Henry Schein Inc (a)	39,019	2,852
Arrow Electronics Inc (a)	3,963	181	Hill-Rom Holdings Inc	15,327	690
AVX Corp	7,945	129	Hospira Inc (a)	29,018	1,646
Dolby Laboratories Inc (a)	15,891	796	IDEXX Laboratories Inc (a)	11,680	951
FLIR Systems Inc	26,824	945	Intuitive Surgical Inc (a)	24,898	8,707
Gentex Corp	24,060	754	Kinetic Concepts Inc (a)	14,045	829
Itron Inc (a)	31,670	1,723	Patterson Cos Inc	104,500	3,627
Jabil Circuit Inc	37,242	739	ResMed Inc (a)	61,434	1,959
Mettler-Toledo International Inc (a)	6,638	1,244	Teleflex Inc	1,821	115
National Instruments Corp	79,050	2,398	Thoratec Corp (a)	16,512	507
PerkinElmer Inc	15,442	437	Varian Medical Systems Inc (a)	147,084	10,325
Thomas & Betts Corp (a)	39,242	2,275	Zimmer Holdings Inc (a)	12,400	809
Trimble Navigation Ltd (a)	20,925	980		$ 44,365
Vishay Intertechnology Inc (a)	51,200	977	Healthcare - Services - 2.56%
Waters Corp (a)	66,752	6,542	AMERIGROUP Corp (a)	108,607	7,418
	$ 43,848		Community Health Systems Inc (a)	18,940	582
			Covance Inc (a)	11,198	701

See accompanying notes

291

Schedule of Investments
MidCap Growth Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Lodging (continued)
DaVita Inc (a)	19,183 $	1,690	Wynn Resorts Ltd	105,306 $	15,495
Health Management Associates Inc (a)	72,119	813		$ 41,047
Humana Inc	1,710	130	Machinery - Construction & Mining - 1.35%
Laboratory Corp of America Holdings (a)	102,960	9,932	Bucyrus International Inc	14,984	1,370
Lincare Holdings Inc	28,628	899	Joy Global Inc	234,134	23,636
Mednax Inc (a)	55,326	3,924		$ 25,006
Molina Healthcare Inc (a)	54,000	2,322	Machinery - Diversified - 3.12%
Quest Diagnostics Inc	37,108	2,092	AGCO Corp (a)	156,110	8,989
Tenet Healthcare Corp (a)	102,287	709	Babcock & Wilcox Co/The (a)	26,711	839
Universal Health Services Inc	294,582	16,138	CNH Global NV (a)	4,748	229
	$ 47,350		Cummins Inc	201,994	24,275
Home Builders - 0.04%			Flowserve Corp	8,276	1,048
NVR Inc (a)	1,010	747	Gardner Denver Inc	40,301	3,483
			IDEX Corp	45,166	2,119
Home Furnishings - 0.81%			Rockwell Automation Inc	129,852	11,314
Harman International Industries Inc	54,700	2,655	Roper Industries Inc	18,598	1,609
Tempur-Pedic International Inc (a)	171,808	10,786	Wabtec Corp/DE	33,990	2,426
Whirlpool Corp	18,160	1,565	Zebra Technologies Corp (a)	36,300	1,426
	$ 15,006			$ 57,757
Housewares - 0.06%			Media - 0.74%
Toro Co	15,620	1,061	CBS Corp	23,310	588
			Discovery Communications Inc - A Shares (a)	48,390	2,141
Insurance - 1.89%			Factset Research Systems Inc	42,504	4,651
Aon Corp	262,847	13,713	John Wiley & Sons Inc	11,979	610
Arch Capital Group Ltd (a)	733	76	McGraw-Hill Cos Inc/The	77,166	3,123
Arthur J Gallagher & Co	7,503	223	Meredith Corp	4,407	147
Axis Capital Holdings Ltd	73,347	2,594	Nielsen Holdings NV (a)	7,955	238
Brown & Brown Inc	17,373	449	Scripps Networks Interactive	17,657	908
Endurance Specialty Holdings Ltd	52,164	2,313	Sirius XM Radio Inc (a)	671,403	1,336
Erie Indemnity Co	5,940	430		$ 13,742
Hartford Financial Services Group Inc	10,773	312	Metal Fabrication & Hardware - 0.18%
Marsh & McLennan Cos Inc	103,570	3,136	Timken Co	45,219	2,550
Reinsurance Group of America Inc	6,800	430	Valmont Industries Inc	6,578	693
Unum Group	418,980	11,095		$ 3,243
Validus Holdings Ltd	2,273	74	Mining - 0.31%
	$ 34,845		Silver Wheaton Corp	104,870	4,260
Internet - 4.62%			Titanium Metals Corp	73,719	1,476
Akamai Technologies Inc (a)	31,768	1,094		$ 5,736
Equinix Inc (a)	7,805	786
			Miscellaneous Manufacturing - 1.52%
Expedia Inc	24,341	609	Carlisle Cos Inc	1,129	56
F5 Networks Inc (a)	142,615	14,455
IAC/InterActiveCorp (a)	27,000	975	Cooper Industries PLC	35,757	2,359
			Donaldson Co Inc	15,258	934
MercadoLibre Inc	61,400	5,612	Dover Corp	23,361	1,590
Netflix Inc (a)	25,560	5,947
OpenTable Inc (a)	101,830	11,333	Eaton Corp	38,210	2,046
Priceline.com Inc (a)	35,243	19,278	Pall Corp	23,142	1,352
Rackspace Hosting Inc (a)	47,300	2,185	Parker Hannifin Corp	128,589	12,129
Sina Corp/China (a)	80,935	10,906	Pentair Inc	14,776	593
Symantec Corp (a)	46,400	912	SPX Corp	34,072	2,945
TIBCO Software Inc (a)	244,680	7,338	Textron Inc	154,659	4,036
				$ 28,040
VeriSign Inc	52,666	1,947	Office & Business Equipment - 0.09%
WebMD Health Corp (a)	34,172	1,977
			Pitney Bowes Inc	36,370	893
	$ 85,354		Xerox Corp	76,300	770
Iron & Steel - 1.26%				$ 1,663
Allegheny Technologies Inc	16,996	1,224	Oil & Gas - 3.83%
Cliffs Natural Resources Inc	182,989	17,149	Atwood Oceanics Inc (a)	3,264	147
Reliance Steel & Aluminum Co	2,419	137	Cimarex Energy Co	167,823	18,559
United States Steel Corp	100,200	4,781	Concho Resources Inc/Midland TX (a)	144,705	15,461
	$ 23,291		Continental Resources Inc/OK (a)	8,281	569
Leisure Products & Services - 0.58%			Diamond Offshore Drilling Inc	6,433	488
Brunswick Corp/DE	15,300	358	EQT Corp	27,878	1,467
Harley-Davidson Inc	46,835	1,745	Helmerich & Payne Inc	6,300	418
Polaris Industries Inc	12,900	1,360	Holly Corp	8,682	503
Royal Caribbean Cruises Ltd (a)	182,150	7,253
			Murphy Oil Corp	44,819	3,473
	$ 10,716		Nabors Industries Ltd (a)	23,450	718
Lodging - 2.22%			Petrohawk Energy Corp (a)	37,527	1,014
Choice Hotels International Inc	502	19	Pride International Inc (a)	20,031	880
Marriott International Inc/DE	53,500	1,889	QEP Resources Inc	186,220	7,957
MGM Resorts International (a)	468,130	5,927	Quicksilver Resources Inc (a)	1,975	29
Starwood Hotels & Resorts Worldwide Inc	297,419	17,717	Range Resources Corp	27,599	1,558

See accompanying notes

292

Schedule of Investments MidCap Growth Fund III April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
Rosetta Resources Inc (a)	22,485 $	1,033	Chipotle Mexican Grill Inc (a)	13,960 $	3,724
Rowan Cos Inc (a)	38,153	1,591	Copart Inc (a)	17,562	797
SM Energy Co	52,559	3,987	Darden Restaurants Inc	31,920	1,499
Ultra Petroleum Corp (a)	26,251	1,333	Dick's Sporting Goods Inc (a)	262,319	10,737
Whiting Petroleum Corp (a)	139,088	9,666	Dollar General Corp (a)	20,126	656
	$ 70,851		Dollar Tree Inc (a)	92,305	5,307
Oil & Gas Services - 1.28%			Family Dollar Stores Inc	25,140	1,363
Cameron International Corp (a)	301,979	15,921	GameStop Corp (a)	3,400	87
Core Laboratories NV	34,854	3,345	Guess? Inc	18,643	801
Dresser-Rand Group Inc (a)	15,357	807	Ltd Brands Inc	208,167	8,569
FMC Technologies Inc (a)	42,144	1,959	Macy's Inc	12,037	288
Oceaneering International Inc	2,100	183	Nordstrom Inc	327,847	15,590
Oil States International Inc (a)	805	67	O'Reilly Automotive Inc (a)	35,629	2,104
Superior Energy Services Inc (a)	1,442	55	Panera Bread Co (a)	34,571	4,187
Weatherford International Ltd (a)	60,011	1,295	PetSmart Inc	95,328	4,020
	$ 23,632		Phillips-Van Heusen Corp	9,742	686
Packaging & Containers - 0.49%			Ross Stores Inc	94,965	6,998
Ball Corp	36,068	1,346	Tiffany & Co	25,045	1,739
Crown Holdings Inc (a)	31,689	1,185	Tractor Supply Co	63,029	3,899
Temple-Inland Inc	277,561	6,531	Ulta Salon Cosmetics & Fragrance Inc (a)	24,229	1,289
			Urban Outfitters Inc (a)	21,038	662
	$ 9,062
Pharmaceuticals - 4.12%			Williams-Sonoma Inc	115,779	5,026
AmerisourceBergen Corp	338,357	13,751		$ 118,136
Cardinal Health Inc	5,500	240	Savings & Loans - 0.01%
Cephalon Inc (a)	7,000	538	Hudson City Bancorp Inc	11,429	109
Endo Pharmaceuticals Holdings Inc (a)	9,500	372
Herbalife Ltd	64,250	5,768	Semiconductors - 9.07%
Mead Johnson Nutrition Co	159,535	10,669	Advanced Micro Devices Inc (a)	162,775	1,481
Mylan Inc/PA (a)	106,568	2,656	Aeroflex Holding Corp (a)	298,420	5,282
Onyx Pharmaceuticals Inc (a)	113,290	4,256	Altera Corp	220,711	10,749
Perrigo Co	110,199	9,958	Analog Devices Inc	65,424	2,637
SXC Health Solutions Corp (a)	12,640	697	ASML Holding NV	319,860	13,357
Valeant Pharmaceuticals International Inc	247,800	13,042	Atmel Corp (a)	90,529	1,385
VCA Antech Inc (a)	25,151	619	Avago Technologies Ltd	94,963	3,177
Warner Chilcott PLC	25,997	599	Broadcom Corp	248,090	8,728
Watson Pharmaceuticals Inc (a)	209,960	13,022	Cree Inc (a)	18,539	755
	$ 76,187		Cypress Semiconductor Corp	881,872	19,190
			Fairchild Semiconductor International Inc (a)	22,800	478
Pipelines - 0.04%			Integrated Device Technology Inc (a)	140,500	1,143
El Paso Corp	37,304	724	Lam Research Corp (a)	176,551	8,529
Real Estate - 1.04%			Linear Technology Corp	39,209	1,364
CB Richard Ellis Group Inc (a)	560,185	14,962	LSI Corp (a)	96,200	705
			Marvell Technology Group Ltd (a)	171,163	2,641
Jones Lang LaSalle Inc	40,920	4,190
	$ 19,152		Maxim Integrated Products Inc	66,383	1,815
			MEMC Electronic Materials Inc (a)	28,145	333
REITS - 0.46%
AMB Property Corp	4,515	164	Microchip Technology Inc	31,895	1,309
Apartment Investment & Management Co	16,591	447	MKS Instruments Inc	33,902	962
Digital Realty Trust Inc	16,104	972	National Semiconductor Corp	63,316	1,527
			Netlogic Microsystems Inc (a)	359,908	15,523
Equity Residential	5,213	311	Novellus Systems Inc (a)	89,345	2,868
Essex Property Trust Inc	3,369	457	NVIDIA Corp (a)	634,871	12,698
Federal Realty Investment Trust	10,592	928	NXP Semiconductor NV (a)	259,889	8,680
General Growth Properties Inc	58,767	981	Omnivision Technologies Inc (a)	143,740	4,830
Plum Creek Timber Co Inc	19,950	860	ON Semiconductor Corp (a)	98,794	1,039
Rayonier Inc	19,661	1,304	PMC - Sierra Inc (a)	3,102	25
UDR Inc	3,456	90	QLogic Corp (a)	104,021	1,871
Ventas Inc	12,289	687	Rambus Inc (a)	30,233	602
Vornado Realty Trust	13,786	1,333	Rovi Corp (a)	149,201	7,245
	$ 8,534		Skyworks Solutions Inc (a)	38,816	1,221
Retail - 6.39%			Teradyne Inc (a)	232,136	3,737
Abercrombie & Fitch Co	254,713	18,034	Varian Semiconductor Equipment Associates Inc	429,669	18,016
Advance Auto Parts Inc	63,820	4,178	(a)
Aeropostale Inc (a)	26,923	687
American Eagle Outfitters Inc	13,912	216	Xilinx Inc	52,884	1,843

AutoZone Inc (a)	19,429	5,486		$ 167,745
Bed Bath & Beyond Inc (a)	51,901	2,913	Software - 4.81%
			ACI Worldwide Inc (a)	47,400	1,566
Big Lots Inc (a)	15,094	620
BJ's Wholesale Club Inc (a)	46,500	2,386	Activision Blizzard Inc	14,600	166
			ANSYS Inc (a)	15,717	869
Brinker International Inc	23,865	575	Autodesk Inc (a)	147,527	6,636
CarMax Inc (a)	38,719	1,344
			BMC Software Inc (a)	49,865	2,505
Chico's FAS Inc	114,100	1,669	CA Inc	226,460	5,570

See accompanying notes

293

Schedule of Investments
MidCap Growth Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Cerner Corp (a)	13,794 $	1,658	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Citrix Systems Inc (a)	39,438	3,326	Banks (continued)
Compuware Corp (a)	36,705	416	Investment in Joint Trading Account; JP Morgan $	6,385	$ 6,385
Dun & Bradstreet Corp	45,149	3,710	Repurchase Agreement; 0.02% dated
Electronic Arts Inc (a)	235,037	4,743	04/29/11 maturing 05/02/11 (collateralized by
Fiserv Inc (a)	38,934	2,387	Sovereign Agency Issues; $6,512,409; 0.00%
Informatica Corp (a)	154,757	8,668	- 9.80%; dated 06/15/11 - 09/26/19)
Intuit Inc (a)	138,117	7,674	Investment in Joint Trading Account; Merrill	16,015	16,014
MSCI Inc (a)	19,086	677	Lynch Repurchase Agreement; 0.03% dated
Nuance Communications Inc (a)	39,235	812	04/29/11 maturing 05/02/11 (collateralized by
Red Hat Inc (a)	40,051	1,901	Sovereign Agency Issues; $16,334,760;
Salesforce.com Inc (a)	191,186	26,498	0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Solera Holdings Inc	15,130	832	Investment in Joint Trading Account; Morgan	6,385	6,385
VeriFone Systems Inc (a)	150,460	8,248	Stanley Repurchase Agreement; 0.02% dated
		$ 88,862	04/29/11 maturing 05/02/11 (collateralized by
Telecommunications - 3.77%			Sovereign Agency Issues; $6,512,409; 1.11%
Acme Packet Inc (a)	117,980	9,746	- 2.38%; dated 06/22/12 - 07/28/15)
Amdocs Ltd (a)	109,949	3,381			$ 57,789
Aruba Networks Inc (a)	398,570	14,321	TOTAL REPURCHASE AGREEMENTS		$ 57,789
Ciena Corp (a)	257,700	7,277	Total Investments		$ 1,832,808
Crown Castle International Corp (a)	57,916	2,482	Other Assets in Excess of Liabilities, Net - 0.85%		$ 15,778
Frontier Communications Corp	112,389	929	TOTAL NET ASSETS - 100.00%		$ 1,848,586
Harris Corp	28,506	1,515
JDS Uniphase Corp (a)	37,360	779
Juniper Networks Inc (a)	226,336	8,675	(a) Non-Income Producing Security
MetroPCS Communications Inc (a)	34,628	583
NeuStar Inc (a)	108,299	2,912
NII Holdings Inc (a)	292,283	12,153
			Unrealized Appreciation (Depreciation)
Plantronics Inc	32,100	1,190	The net federal income tax unrealized appreciation (depreciation) and federal tax
Polycom Inc (a)	14,797	885
RF Micro Devices Inc (a)	42,900	286	cost of investments held as of the period end were as follows:
SBA Communications Corp (a)	20,180	780
			Unrealized Appreciation		$ 505,063
Telephone & Data Systems Inc	3,500	118	Unrealized Depreciation		(11,884)
tw telecom inc (a)	43,706	941
			Net Unrealized Appreciation (Depreciation)		$ 493,179
Windstream Corp	57,781	740	Cost for federal income tax purposes		$ 1,339,629
		$ 69,693	All dollar amounts are shown in thousands (000's)
Toys, Games & Hobbies - 0.11%
Hasbro Inc	21,215	994	Portfolio Summary (unaudited)
Mattel Inc	41,708	1,114	Sector		Percent
		$ 2,108	Consumer, Non-cyclical		21 .15%
Transportation - 0.96%			Technology		17 .67%
CH Robinson Worldwide Inc	29,019	2,327	Consumer, Cyclical		15 .12%
Expeditors International of Washington Inc	42,138	2,287	Industrial		14 .46%
Frontline Ltd/Bermuda	12,219	270	Financial		9 .90%
JB Hunt Transport Services Inc	55,048	2,624	Communications		9 .79%
Kansas City Southern (a)	69,400	4,033
Kirby Corp (a)	895	51	Energy		6 .73%
			Basic Materials		3 .74%
Landstar System Inc	60,600	2,873	Utilities		0 .59%
Ryder System Inc	52,400	2,803	Other Assets in Excess of Liabilities, Net		0 .85%
UTI Worldwide Inc	25,260	566	TOTAL NET ASSETS		100.00%
		$ 17,834
Trucking & Leasing - 0.02%
Amerco Inc (a)	4,100	417

TOTAL COMMON STOCKS		$ 1,775,019
	Maturity
	Amount
REPURCHASE AGREEMENTS - 3.13%	(000's)	Value (000's)
Banks - 3.13%
Investment in Joint Trading Account; Credit Suisse $ 11,675		$ 11,675
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $11,908,407; 0.00%;
dated 08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	17,330	17,330
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $17,676,541;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)

See accompanying notes

294

Schedule of Investments
MidCap Growth Fund III
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2011	Long	688 $	66,743	$ 69,729	$ 2,986
					$ 2,986
All dollar amounts are shown in thousands (000's)

See accompanying notes

295

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 97.78%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.18%			Chemicals (continued)
Harte-Hanks Inc	14,421 $	134	Intrepid Potash Inc (a)	16,456 $	564
Lamar Advertising Co (a)	21,317	693	Lubrizol Corp	23,789	3,200
	$ 827		Minerals Technologies Inc	6,780	461
Aerospace & Defense - 0.49%			NewMarket Corp	3,557	656
Alliant Techsystems Inc	12,402	876	Olin Corp	29,546	761
BE Aerospace Inc (a)	37,965	1,465	RPM International Inc	48,276	1,134
	$ 2,341		Sensient Technologies Corp	18,555	703
Agriculture - 0.08%			Valspar Corp	35,615	1,400
Universal Corp/VA	8,708	378		$ 15,268
			Coal - 0.62%
Airlines - 0.35%			Arch Coal Inc	60,320	2,069
AirTran Holdings Inc (a)	50,300	378	Patriot Coal Corp (a)	33,900	854
Alaska Air Group Inc (a)	13,303	876		$ 2,923
JetBlue Airways Corp (a)	75,136	425	Commercial Services - 4.70%
	$ 1,679		Aaron's Inc	26,775	771
Apparel - 1.05%			Alliance Data Systems Corp (a)	18,983	1,803
Deckers Outdoor Corp (a)	14,324	1,216	Career Education Corp (a)	23,264	507
Hanesbrands Inc (a)	35,777	1,163	Convergys Corp (a)	45,401	658
Timberland Co/The (a)	14,254	644	CoreLogic Inc (a)	38,663	712
Under Armour Inc (a)	13,109	898	Corporate Executive Board Co	12,753	508
Warnaco Group Inc/The (a)	16,227	1,044	Corrections Corp of America (a)	40,530	1,009
	$ 4,965		Deluxe Corp	19,089	517
Automobile Manufacturers - 0.23%			FTI Consulting Inc (a)	15,492	618
Oshkosh Corp (a)	33,690	1,067	Gartner Inc (a)	31,718	1,361
			Global Payments Inc	29,617	1,577
Automobile Parts & Equipment - 0.68%			ITT Educational Services Inc (a)	8,631	619
BorgWarner Inc (a)	41,484	3,204	Korn/Ferry International (a)	17,227	357
			Lender Processing Services Inc	32,991	971
Banks - 3.26%			Manpower Inc	30,401	2,014
Associated Banc-Corp	64,294	939	Pharmaceutical Product Development Inc	42,770	1,320
BancorpSouth Inc	27,274	369	Rent-A-Center Inc/TX	23,582	718
Bank of Hawaii Corp	17,806	869	Rollins Inc	23,568	494
Cathay General Bancorp	29,188	498	SEI Investments Co	53,896	1,204
City National Corp/CA	17,471	998	Service Corp International/US	89,153	1,049
Commerce Bancshares Inc/MO	28,733	1,223	Sotheby's	24,899	1,258
Cullen/Frost Bankers Inc	22,717	1,346	Strayer Education Inc	4,676	579
East West Bancorp Inc	55,168	1,166	Towers Watson & Co	16,885	969
FirstMerit Corp	40,401	706	United Rentals Inc (a)	22,509	662
Fulton Financial Corp	73,930	863		$ 22,255
International Bancshares Corp	19,605	345	Computers - 2.31%
PacWest Bancorp	12,117	278	Cadence Design Systems Inc (a)	99,679	1,035
Prosperity Bancshares Inc	17,352	796	Diebold Inc	24,428	826
SVB Financial Group (a)	15,749	952	DST Systems Inc	13,230	652
Synovus Financial Corp	291,542	729	Jack Henry & Associates Inc	31,986	1,086
TCF Financial Corp	57,939	903	Mentor Graphics Corp (a)	40,717	601
Trustmark Corp	21,123	491	MICROS Systems Inc (a)	30,012	1,561
Valley National Bancorp	59,992	859	NCR Corp (a)	59,439	1,177
Webster Financial Corp	27,182	585	Riverbed Technology Inc (a)	56,024	1,969
Westamerica Bancorporation	10,772	547	SRA International Inc (a)	15,959	495
	$ 15,462		Synopsys Inc (a)	56,037	1,535
Beverages - 0.97%				$ 10,937
Green Mountain Coffee Roasters Inc (a)	43,108	2,886	Consumer Products - 1.05%
Hansen Natural Corp (a)	25,774	1,705	American Greetings Corp	14,904	367
	$ 4,591		Church & Dwight Co Inc	26,471	2,183
Biotechnology - 1.51%			Scotts Miracle-Gro Co/The	16,933	956
Bio-Rad Laboratories Inc (a)	7,246	907	Tupperware Brands Corp	23,319	1,485
Charles River Laboratories International Inc (a)	19,156	808		$ 4,991
United Therapeutics Corp (a)	18,869	1,263	Cosmetics & Personal Care - 0.25%
Vertex Pharmaceuticals Inc (a)	75,891	4,176	Alberto-Culver Co	31,865	1,190
	$ 7,154
Building Materials - 0.59%			Distribution & Wholesale - 1.23%
Lennox International Inc	16,753	815	Fossil Inc (a)	18,774	1,798
Louisiana-Pacific Corp (a)	49,061	456	Ingram Micro Inc (a)	59,161	1,108
Martin Marietta Materials Inc	16,891	1,540	LKQ Corp (a)	54,137	1,365
	$ 2,811		Owens & Minor Inc	23,559	812
Chemicals - 3.22%			Watsco Inc	10,401	737
Albemarle Corp	34,020	2,400		$ 5,820
Ashland Inc	29,345	1,822	Diversified Financial Services - 1.72%
Cabot Corp	24,305	1,090	Affiliated Managers Group Inc (a)	19,272	2,102
Cytec Industries Inc	18,359	1,077	Eaton Vance Corp	44,227	1,494

See accompanying notes

296

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Gas (continued)
Greenhill & Co Inc	9,469 $	559	National Fuel Gas Co	30,572 $	2,241
Jefferies Group Inc	53,022	1,281	Questar Corp	65,630	1,153
Raymond James Financial Inc	37,494	1,406	Southern Union Co	46,280	1,384
Waddell & Reed Financial Inc	31,896	1,308	UGI Corp	41,252	1,374
	$ 8,150		Vectren Corp	30,320	867
Electric - 3.22%			WGL Holdings Inc	18,981	750
Alliant Energy Corp	41,166	1,628		$ 11,884
Black Hills Corp	14,576	507	Hand & Machine Tools - 0.76%
Cleco Corp	22,628	794	Kennametal Inc	30,500	1,287
DPL Inc	44,239	1,340	Lincoln Electric Holdings Inc	15,638	1,229
Great Plains Energy Inc	50,376	1,037	Regal-Beloit Corp	14,341	1,087
Hawaiian Electric Industries Inc	35,221	898		$ 3,603
IDACORP Inc	18,350	719	Healthcare - Products - 3.84%
MDU Resources Group Inc	70,078	1,674	Cooper Cos Inc/The	17,165	1,286
NSTAR	38,458	1,781	Gen-Probe Inc (a)	17,924	1,486
NV Energy Inc	87,466	1,329	Henry Schein Inc (a)	34,118	2,493
OGE Energy Corp	36,248	1,927	Hill-Rom Holdings Inc	23,427	1,054
PNM Resources Inc	32,178	493	Hologic Inc (a)	96,829	2,132
Westar Energy Inc	42,163	1,147	IDEXX Laboratories Inc (a)	21,286	1,733
	$ 15,274		Immucor Inc (a)	25,998	568
Electrical Components & Equipment - 1.53%			Kinetic Concepts Inc (a)	23,304	1,376
Acuity Brands Inc	16,038	943	Masimo Corp	22,110	769
AMETEK Inc	59,691	2,748	ResMed Inc (a)	56,919	1,815
Energizer Holdings Inc (a)	26,227	1,981	STERIS Corp	22,031	794
Hubbell Inc	22,500	1,575	Techne Corp	13,781	1,071
	$ 7,247		Teleflex Inc	14,850	936
Electronics - 3.35%			Thoratec Corp (a)	21,776	668
Arrow Electronics Inc (a)	42,626	1,943		$ 18,181
Avnet Inc (a)	56,684	2,059	Healthcare - Services - 2.30%
Gentex Corp	52,893	1,658	Community Health Systems Inc (a)	34,436	1,058
Itron Inc (a)	15,039	819	Covance Inc (a)	22,428	1,404
Mettler-Toledo International Inc (a)	12,000	2,249	Health Management Associates Inc (a)	93,474	1,054
National Instruments Corp	33,068	1,003	Health Net Inc (a)	34,645	1,154
Tech Data Corp (a)	17,310	920	Kindred Healthcare Inc (a)	14,663	370
Thomas & Betts Corp (a)	19,390	1,124	LifePoint Hospitals Inc (a)	19,116	796
Trimble Navigation Ltd (a)	45,357	2,124	Lincare Holdings Inc	35,739	1,123
Vishay Intertechnology Inc (a)	61,358	1,171	Mednax Inc (a)	17,815	1,264
Woodward Inc	21,950	813	Universal Health Services Inc	36,188	1,982
	$ 15,883		WellCare Health Plans Inc (a)	15,782	691
Engineering & Construction - 1.32%				$ 10,896
Aecom Technology Corp (a)	44,079	1,202	Home Builders - 0.90%
Granite Construction Inc	12,660	344	KB Home	26,806	317
KBR Inc	56,156	2,155	MDC Holdings Inc	14,010	409
Shaw Group Inc/The (a)	31,580	1,228	NVR Inc (a)	2,188	1,618
URS Corp (a)	29,935	1,339	Ryland Group Inc	16,412	284
	$ 6,268		Thor Industries Inc	15,748	488
Entertainment - 0.44%			Toll Brothers Inc (a)	53,888	1,132
Bally Technologies Inc (a)	19,888	776		$ 4,248
DreamWorks Animation SKG Inc (a)	26,663	706	Insurance - 3.84%
International Speedway Corp	10,880	333	American Financial Group Inc/OH	28,453	1,018
Scientific Games Corp (a)	23,562	248	Arthur J Gallagher & Co	40,321	1,201
	$ 2,063		Aspen Insurance Holdings Ltd	26,207	749
Environmental Control - 0.55%			Brown & Brown Inc	43,399	1,122
Clean Harbors Inc (a)	8,526	840	Everest Re Group Ltd	20,209	1,841
Mine Safety Appliances Co	11,525	457	Fidelity National Financial Inc	83,061	1,282
Waste Connections Inc	42,305	1,302	First American Financial Corp	38,851	606
	$ 2,599		Hanover Insurance Group Inc/The	16,798	709
Food - 1.44%			HCC Insurance Holdings Inc	42,658	1,388
Corn Products International Inc	28,286	1,559	Mercury General Corp	13,226	526
Flowers Foods Inc	28,003	856	Old Republic International Corp	96,250	1,220
Lancaster Colony Corp	7,070	432	Protective Life Corp	31,805	856
Ralcorp Holdings Inc (a)	20,412	1,588	Reinsurance Group of America Inc	29,287	1,854
Ruddick Corp	15,873	659	StanCorp Financial Group Inc	17,057	735
Smithfield Foods Inc (a)	61,637	1,452	Transatlantic Holdings Inc	23,142	1,141
Tootsie Roll Industries Inc	9,285	275	Unitrin Inc	18,364	555
	$ 6,821		WR Berkley Corp	42,940	1,400
Gas - 2.51%				$ 18,203
AGL Resources Inc	28,958	1,202	Internet - 1.49%
Atmos Energy Corp	33,654	1,174	AOL Inc (a)	39,684	809
Energen Corp	26,753	1,739	Digital River Inc (a)	14,488	471

See accompanying notes

297

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Oil & Gas (continued)
Equinix Inc (a)	17,076 $	1,719	Cimarex Energy Co	31,751 $	3,511
Rackspace Hosting Inc (a)	36,540	1,688	Comstock Resources Inc (a)	17,711	568
TIBCO Software Inc (a)	61,443	1,843	Forest Oil Corp (a)	42,179	1,515
ValueClick Inc (a)	30,090	504	Frontier Oil Corp	39,262	1,097
	$ 7,034		Northern Oil and Gas Inc (a)	20,148	479
Investment Companies - 0.18%			Patterson-UTI Energy Inc	57,250	1,781
Apollo Investment Corp	72,582	860	Plains Exploration & Production Co (a)	52,014	1,979
			Pride International Inc (a)	65,727	2,886
Iron & Steel - 0.82%			Quicksilver Resources Inc (a)	44,964	668
Carpenter Technology Corp	16,339	837	SM Energy Co	23,551	1,786
Reliance Steel & Aluminum Co	27,718	1,569	Unit Corp (a)	14,785	932
Steel Dynamics Inc	80,909	1,472		$ 18,866
	$ 3,878		Oil & Gas Services - 1.65%
Leisure Products & Services - 0.56%			CARBO Ceramics Inc	7,035	1,132
Life Time Fitness Inc (a)	15,576	609	Dril-Quip Inc (a)	12,787	979
Polaris Industries Inc	12,659	1,335	Exterran Holdings Inc (a)	23,473	510
WMS Industries Inc (a)	21,388	701	Helix Energy Solutions Group Inc (a)	39,317	744
	$ 2,645		Oceaneering International Inc	20,091	1,756
Lodging - 0.04%			Oil States International Inc (a)	18,886	1,568
Boyd Gaming Corp (a)	20,810	186	Superior Energy Services Inc (a)	29,290	1,125
				$ 7,814
Machinery - Construction & Mining - 0.88%			Packaging & Containers - 1.24%
Bucyrus International Inc	30,239	2,765	Greif Inc	11,572	719
Terex Corp (a)	40,505	1,409	Packaging Corp of America	38,000	1,084
	$ 4,174		Rock-Tenn Co	14,626	1,010
Machinery - Diversified - 2.06%			Silgan Holdings Inc	18,160	833
AGCO Corp (a)	35,052	2,018	Sonoco Products Co	37,232	1,287
Gardner Denver Inc	19,375	1,674	Temple-Inland Inc	40,168	945
Graco Inc	22,315	1,117		$ 5,878
IDEX Corp	30,607	1,436	Pharmaceuticals - 1.57%
Nordson Corp	25,327	1,443	Endo Pharmaceuticals Holdings Inc (a)	43,544	1,705
Wabtec Corp/DE	17,806	1,271	Medicis Pharmaceutical Corp	21,897	776
Zebra Technologies Corp (a)	20,701	813	Omnicare Inc	43,394	1,363
	$ 9,772		Perrigo Co	30,853	2,788
Media - 0.80%			VCA Antech Inc (a)	32,013	788
Factset Research Systems Inc	17,207	1,883		$ 7,420
John Wiley & Sons Inc	17,362	884	Publicly Traded Investment Fund - 1.29%
Meredith Corp	13,544	453	iShares S&P MidCap 400 Index Fund	60,100	6,094
New York Times Co/The (a)	44,206	359
Scholastic Corp	8,818	232	Real Estate - 0.34%
	$ 3,811		Jones Lang LaSalle Inc	15,914	1,629
Metal Fabrication & Hardware - 0.78%
Commercial Metals Co	42,500	712	REITS - 7.83%
Timken Co	30,164	1,701	Alexandria Real Estate Equities Inc	20,573	1,690
Valmont Industries Inc	7,915	833	AMB Property Corp	62,895	2,289
Worthington Industries Inc	20,657	446	BRE Properties Inc	24,037	1,219
	$ 3,692		Camden Property Trust	25,907	1,626
Mining - 0.25%			Corporate Office Properties Trust	24,852	875
Compass Minerals International Inc	12,192	1,190	Cousins Properties Inc	38,476	346
			Duke Realty Corp	93,751	1,430
Miscellaneous Manufacturing - 2.44%			Equity One Inc	17,804	353
Aptargroup Inc	24,883	1,305	Essex Property Trust Inc	11,943	1,618
Brink's Co/The	17,279	570	Federal Realty Investment Trust	22,847	2,001
Carlisle Cos Inc	22,658	1,123	Highwoods Properties Inc	26,621	982
Crane Co	17,143	856	Hospitality Properties Trust	45,830	1,107
Donaldson Co Inc	28,554	1,748	Liberty Property Trust	42,535	1,496
Eastman Kodak Co (a)	99,826	278	Macerich Co/The	48,394	2,556
Harsco Corp	29,952	1,066	Mack-Cali Realty Corp	32,236	1,139
Matthews International Corp	10,985	441	Nationwide Health Properties Inc	46,953	2,057
Pentair Inc	36,535	1,467	Omega Healthcare Investors Inc	37,133	853
SPX Corp	18,781	1,624	Potlatch Corp	14,863	575
Trinity Industries Inc	29,614	1,072	Rayonier Inc	30,099	1,997
	$ 11,550		Realty Income Corp	46,668	1,659
Office Furnishings - 0.21%			Regency Centers Corp	30,402	1,431
Herman Miller Inc	21,213	552	Senior Housing Properties Trust	52,665	1,249
HNI Corp	16,648	458	SL Green Realty Corp	29,304	2,418
	$ 1,010		Taubman Centers Inc	20,712	1,204
			UDR Inc	67,754	1,754
Oil & Gas - 3.98%
Atwood Oceanics Inc (a)	20,883	938	Weingarten Realty Investors	44,734	1,181
Bill Barrett Corp (a)	17,403	726		$ 37,105

See accompanying notes

298

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Retail - 6.13%			Telecommunications - 1.77%
99 Cents Only Stores (a)	17,431 $	351	ADTRAN Inc	23,962 $	989
Advance Auto Parts Inc	29,723	1,946	Ciena Corp (a)	35,243	995
Aeropostale Inc (a)	30,361	775	NeuStar Inc (a)	27,395	737
American Eagle Outfitters Inc	72,651	1,131	Plantronics Inc	18,144	672
ANN Inc (a)	20,169	630	Polycom Inc (a)	32,553	1,947
Ascena Retail Group Inc (a)	25,736	805	RF Micro Devices Inc (a)	102,513	683
Barnes & Noble Inc	14,535	160	Telephone & Data Systems Inc	33,960	1,140
BJ's Wholesale Club Inc (a)	20,272	1,040	tw telecom inc (a)	55,895	1,204
Bob Evans Farms Inc	11,251	353			$ 8,367
Brinker International Inc	33,144	798	Textiles - 0.27%
Cheesecake Factory Inc/The (a)	22,250	655	Mohawk Industries Inc (a)	20,898	1,255
Chico's FAS Inc	65,937	965
Collective Brands Inc (a)	23,159	486	Transportation - 2.12%
Copart Inc (a)	22,182	1,006	Alexander & Baldwin Inc	15,333	808
Dick's Sporting Goods Inc (a)	32,905	1,347	Con-way Inc	20,448	796
Dollar Tree Inc (a)	46,490	2,673	JB Hunt Transport Services Inc	32,438	1,547
Foot Locker Inc	57,559	1,239	Kansas City Southern (a)	38,119	2,215
Guess? Inc	23,570	1,013	Kirby Corp (a)	19,925	1,131
MSC Industrial Direct Co	16,716	1,197	Landstar System Inc	17,771	842
Office Depot Inc (a)	102,901	444	Overseas Shipholding Group Inc	9,955	277
Panera Bread Co (a)	11,682	1,415	Tidewater Inc	19,098	1,137
PetSmart Inc	43,662	1,841	UTI Worldwide Inc	37,740	846
Phillips-Van Heusen Corp	24,888	1,752	Werner Enterprises Inc	16,469	431
Regis Corp	21,391	364			$ 10,030
Saks Inc (a)	59,734	714	Trucking & Leasing - 0.15%
Tractor Supply Co	27,030	1,672	GATX Corp	17,227	728
Wendy's/Arby's Group Inc	119,782	577
Williams-Sonoma Inc	39,024	1,694	Water - 0.24%
	$ 29,043		Aqua America Inc	51,222	1,155
Savings & Loans - 1.15%
Astoria Financial Corp	30,699	444	TOTAL COMMON STOCKS		$ 463,227
First Niagara Financial Group Inc	114,640	1,651		Maturity
New York Community Bancorp Inc	162,248	2,693		Amount
Washington Federal Inc	41,723	672	REPURCHASE AGREEMENTS - 1.31%	(000's)	Value (000's)
	$ 5,460		Banks - 1.31%
Semiconductors - 3.87%			Investment in Joint Trading Account; Credit Suisse $	1,253	$ 1,253
Atmel Corp (a)	169,625	2,595	Repurchase Agreement; 0.03% dated
Cree Inc (a)	40,605	1,654	04/29/11 maturing 05/02/11 (collateralized by
Cypress Semiconductor Corp	64,469	1,403	US Treasury Strips; $1,278,441; 0.00%; dated
Fairchild Semiconductor International Inc (a)	46,905	984	08/15/14 - 08/15/37)
Integrated Device Technology Inc (a)	56,022	456	Investment in Joint Trading Account; Deutsche	1,860	1,861
International Rectifier Corp (a)	25,930	896	Bank Repurchase Agreement; 0.03% dated
Intersil Corp	46,324	684	04/29/11 maturing 05/02/11 (collateralized by
Lam Research Corp (a)	45,869	2,216	Sovereign Agency Issues; $1,897,687; 0.00%
QLogic Corp (a)	39,127	703	- 4.38%; dated 09/15/12 - 10/15/29)
Rovi Corp (a)	41,929	2,036	Investment in Joint Trading Account; JP Morgan	685	685
Semtech Corp (a)	23,522	660	Repurchase Agreement; 0.02% dated
Silicon Laboratories Inc (a)	16,351	713	04/29/11 maturing 05/02/11 (collateralized by
Skyworks Solutions Inc (a)	68,845	2,166	Sovereign Agency Issues; $699,148; 0.00% -
Varian Semiconductor Equipment Associates Inc	27,885	1,169	9.80%; dated 06/15/11 - 09/26/19)
(a)			Investment in Joint Trading Account; Merrill	1,719	1,719
	$ 18,335		Lynch Repurchase Agreement; 0.03% dated
Shipbuilding - 0.15%			04/29/11 maturing 05/02/11 (collateralized by
Huntington Ingalls Industries Inc (a)	18,025	721	Sovereign Agency Issues; $1,753,638; 0.00%
			- 8.13%; dated 05/11/11 - 09/15/39)
Software - 3.03%			Investment in Joint Trading Account; Morgan	685	686
ACI Worldwide Inc (a)	12,353	408	Stanley Repurchase Agreement; 0.02% dated
Acxiom Corp (a)	29,829	434	04/29/11 maturing 05/02/11 (collateralized by
Advent Software Inc (a)	12,048	328	Sovereign Agency Issues; $699,148; 1.11% -
Allscripts Healthcare Solutions Inc (a)	70,181	1,512	2.38%; dated 06/22/12 - 07/28/15)
ANSYS Inc (a)	34,074	1,884			$ 6,204
Broadridge Financial Solutions Inc	46,521	1,081	TOTAL REPURCHASE AGREEMENTS		$ 6,204
Concur Technologies Inc (a)	17,331	1,003	Total Investments		$ 469,431
Fair Isaac Corp	14,872	444	Other Assets in Excess of Liabilities, Net - 0.91%		$ 4,314
Informatica Corp (a)	39,170	2,194
			TOTAL NET ASSETS - 100.00%		$ 473,745
Mantech International Corp	8,399	369
MSCI Inc (a)	44,440	1,576
Parametric Technology Corp (a)	43,853	1,064	(a) Non-Income Producing Security
Quest Software Inc (a)	23,517	606
Solera Holdings Inc	26,156	1,439
	$ 14,342

See accompanying notes

299

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 115,404
Unrealized Depreciation		(25,671)
Net Unrealized Appreciation (Depreciation)		$ 89,733
Cost for federal income tax purposes		$ 379,698
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		19 .63%
Industrial		18 .41%
Consumer, Non-cyclical		17 .71%
Consumer, Cyclical		12 .09%
Technology		9 .21%
Energy		6 .25%
Utilities		5 .97%
Basic Materials		4 .29%
Communications		4 .24%
Exchange Traded Funds		1 .29%
Other Assets in Excess of Liabilities, Net		0 .91%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2011	Long	95	$ 9,451	$ 9,628	$ 177
$ 177

All dollar amounts are shown in thousands (000's)

See accompanying notes

300

Schedule of Investments
MidCap Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS - 96.67%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.15%			Beverages (continued)
Clear Channel Outdoor Holdings Inc (a)	8,183 $	113	Constellation Brands Inc (a)	148,881 $	3,333
Interpublic Group of Cos Inc	169,700	1,994	Dr Pepper Snapple Group Inc	73,469	2,880
Lamar Advertising Co (a)	16,266	529	Hansen Natural Corp (a)	50,199	3,321
	$ 2,636		Molson Coors Brewing Co	41,146	2,006
Aerospace & Defense - 1.06%				$ 15,621
Alliant Techsystems Inc	41,576	2,938	Biotechnology - 0.16%
BE Aerospace Inc (a)	164,656	6,354	Amylin Pharmaceuticals Inc (a)	19,200	255
Goodrich Corp	12,044	1,064	Bio-Rad Laboratories Inc (a)	11,500	1,439
L-3 Communications Holdings Inc	27,435	2,199	Life Technologies Corp (a)	16,354	903
Rockwell Collins Inc	9,868	623	Myriad Genetics Inc (a)	5,300	114
Spirit Aerosystems Holdings Inc (a)	199,266	4,902		$ 2,711
	$ 18,080		Building Materials - 0.55%
Agriculture - 0.66%			Armstrong World Industries Inc	9,600	429
Bunge Ltd	67,587	5,098	Masco Corp	630,977	8,468
Lorillard Inc	47,608	5,071	Owens Corning Inc (a)	10,470	396
Reynolds American Inc	30,028	1,114	USG Corp (a)	5,100	79
	$ 11,283			$ 9,372
Airlines - 0.31%			Chemicals - 2.54%
Copa Holdings SA	2,294	133	Albemarle Corp	61,714	4,354
JetBlue Airways Corp (a)	678,428	3,840	Ashland Inc	15,262	947
Southwest Airlines Co	86,396	1,015	Cabot Corp	37,639	1,688
United Continental Holdings Inc (a)	10,691	244	Celanese Corp	2,800	140
	$ 5,232		CF Industries Holdings Inc	3,928	556
Apparel - 0.33%			Chemtura Corp (a)	13,320	256
Coach Inc	43,200	2,584	Cytec Industries Inc	150,892	8,855
Polo Ralph Lauren Corp	1,600	209	Eastman Chemical Co	19,677	2,110
VF Corp	28,357	2,852	FMC Corp	7,476	660
	$ 5,645		Huntsman Corp	519,408	10,830
Automobile Manufacturers - 0.07%			International Flavors & Fragrances Inc	14,262	906
Navistar International Corp (a)	6,778	471	Intrepid Potash Inc (a)	58,944	2,019
Oshkosh Corp (a)	22,500	713	PPG Industries Inc	29,401	2,783
	$ 1,184		RPM International Inc	104,642	2,459
Automobile Parts & Equipment - 1.25%			Sherwin-Williams Co/The	37,234	3,064
Autoliv Inc	7,510	602	Sigma-Aldrich Corp	1,832	129
BorgWarner Inc (a)	1,799	139	Valspar Corp	40,642	1,598
Federal-Mogul Corp (a)	3,044	80		$ 43,354
Lear Corp	259,584	13,275	Coal - 1.94%
TRW Automotive Holdings Corp (a)	127,179	7,257	Alpha Natural Resources Inc (a)	240,347	13,981
	$ 21,353		Arch Coal Inc	77,528	2,659
Banks - 4.49%			Consol Energy Inc	81,504	4,409
BancorpSouth Inc	53,263	722	Massey Energy Co	40,925	2,793
Bank of Hawaii Corp	47,299	2,308	Peabody Energy Corp	99,704	6,662
BB&T Corp	17,500	471	Walter Energy Inc	19,594	2,708
BOK Financial Corp	5,048	271		$ 33,212
CIT Group Inc (a)	200,928	8,531	Commercial Services - 1.20%
City National Corp/CA	21,301	1,217	Aaron's Inc	6,457	186
Comerica Inc	89,894	3,410	Convergys Corp (a)	86,719	1,257
Commerce Bancshares Inc/MO	29,956	1,275	CoreLogic Inc (a)	102,571	1,888
Cullen/Frost Bankers Inc	42,173	2,498	Corrections Corp of America (a)	92,704	2,308
East West Bancorp Inc	58,261	1,231	Education Management Corp (a)	3,671	68
Fifth Third Bancorp	913,400	12,120	Equifax Inc	16,945	636
First Citizens BancShares Inc/NC	1,072	214	FTI Consulting Inc (a)	1,835	73
First Horizon National Corp	142,878	1,564	Genpact Ltd (a)	16,496	266
First Republic Bank/San Francisco CA (a)	55,852	1,751	H&R Block Inc	24,681	427
Fulton Financial Corp	58,966	688	Hertz Global Holdings Inc (a)	5,791	100
Huntington Bancshares Inc/OH	181,311	1,232	KAR Auction Services Inc (a)	40,419	788
KeyCorp	220,565	1,912	Lender Processing Services Inc	41,600	1,224
M&T Bank Corp	91,795	8,113	Manpower Inc	15,962	1,057
Marshall & Ilsley Corp	118,217	966	Monster Worldwide Inc (a)	18,200	299
Morgan Stanley	36,600	957	Moody's Corp	63,800	2,497
Northern Trust Corp	8,100	405	Morningstar Inc	869	50
Popular Inc (a)	188,326	593	Pharmaceutical Product Development Inc	36,600	1,129
Regions Financial Corp	349,017	2,562	Quanta Services Inc (a)	24,819	538
SunTrust Banks Inc	475,490	13,404	RR Donnelley & Sons Co	25,474	481
TCF Financial Corp	32,827	512	SAIC Inc (a)	104,100	1,811
Valley National Bancorp	71,919	1,030	Service Corp International/US	50,486	594
Zions Bancorporation	276,323	6,756	Total System Services Inc	40,218	759
	$ 76,713		Towers Watson & Co	7,291	418
			Verisk Analytics Inc (a)	48,000	1,579
Beverages - 0.91%
Coca-Cola Enterprises Inc	143,651	4,081		$ 20,433

See accompanying notes

301

Schedule of Investments
MidCap Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers - 1.21%			Electric (continued)
Brocade Communications Systems Inc (a)	1,252,873 $	7,830	PPL Corp	501,734 $	13,763
Cadence Design Systems Inc (a)	130,300	1,352	Progress Energy Inc	128,736	6,109
Computer Sciences Corp	90,724	4,625	SCANA Corp	231,851	9,626
Diebold Inc	33,227	1,123	TECO Energy Inc	96,156	1,853
DST Systems Inc	35,261	1,739	Westar Energy Inc	255,022	6,939
Lexmark International Inc (a)	63,993	2,064	Wisconsin Energy Corp	42,255	1,319
Seagate Technology PLC	27,080	477	Xcel Energy Inc	690,823	16,808
Synopsys Inc (a)	18,427	505		$ 138,490
Western Digital Corp (a)	23,638	941	Electrical Components & Equipment - 1.39%
	$ 20,656		Energizer Holdings Inc (a)	137,078	10,353
Consumer Products - 0.45%			General Cable Corp (a)	73,850	3,582
Avery Dennison Corp	13,887	579	GrafTech International Ltd (a)	170,017	3,944
Clorox Co	1,647	115	Hubbell Inc	35,198	2,464
Fortune Brands Inc	79,001	5,142	Molex Inc	15,712	424
Jarden Corp	52,499	1,910	Sunpower Corp - Class A (a)	133,984	2,917
	$ 7,746			$ 23,684
Cosmetics & Personal Care - 0.11%			Electronics - 1.17%
Alberto-Culver Co	13,037	487	Amphenol Corp	66,863	3,738
Avon Products Inc	47,589	1,398	Arrow Electronics Inc (a)	12,131	553
	$ 1,885		Avnet Inc (a)	18,024	655
Distribution & Wholesale - 0.72%			AVX Corp	42,769	697
Fastenal Co	12,113	813	Garmin Ltd	35,961	1,231
Genuine Parts Co	21,343	1,146	Itron Inc (a)	48,569	2,644
Ingram Micro Inc (a)	232,772	4,360	Jabil Circuit Inc	10,892	216
WESCO International Inc (a)	96,645	5,987	National Instruments Corp	38,700	1,174
	$ 12,306		PerkinElmer Inc	40,401	1,142
Diversified Financial Services - 4.52%			Tech Data Corp (a)	97,878	5,201
Affiliated Managers Group Inc (a)	3,700	404	Thomas & Betts Corp (a)	16,620	963
Ameriprise Financial Inc	34,368	2,132	Vishay Intertechnology Inc (a)	91,300	1,742
BlackRock Inc	18,400	3,605	Vishay Precision Group Inc (a)	2,416	40
Discover Financial Services	222,829	5,535		$ 19,996
E*Trade Financial Corp (a)	93,074	1,512	Energy - Alternate Sources - 0.02%
Federated Investors Inc	5,861	151	Covanta Holding Corp	24,600	422
Invesco Ltd	755,379	18,786
Janus Capital Group Inc	70,700	860	Engineering & Construction - 1.02%
Jefferies Group Inc	24,071	582	Aecom Technology Corp (a)	123,699	3,372
Lazard Ltd	96,420	3,953	Chicago Bridge & Iron Co NV	24,233	983
Legg Mason Inc	284,120	10,555	Fluor Corp	22,479	1,572
NASDAQ OMX Group Inc/The (a)	363,395	9,848	Jacobs Engineering Group Inc (a)	14,609	725
NYSE Euronext	89,592	3,588	KBR Inc	21,595	828
Raymond James Financial Inc	34,428	1,291	McDermott International Inc (a)	80,738	1,864
SLM Corp	787,013	13,057	Shaw Group Inc/The (a)	110,382	4,294
TD Ameritrade Holding Corp	33,826	729	URS Corp (a)	84,042	3,761
Waddell & Reed Financial Inc	17,773	729		$ 17,399
	$ 77,317		Entertainment - 0.04%
Electric - 8.10%			International Game Technology	24,700	437
AES Corp/The (a)	333,176	4,411	Madison Square Garden Inc (a)	8,033	220
Alliant Energy Corp	65,360	2,584		$ 657
Ameren Corp	264,831	7,763	Environmental Control - 0.40%
American Electric Power Co Inc	35,054	1,279	Nalco Holding Co	14,234	416
CMS Energy Corp	429,955	8,513	Republic Services Inc	198,479	6,276
Consolidated Edison Inc	89,487	4,664	Waste Connections Inc	4,950	152
Constellation Energy Group Inc	21,808	794		$ 6,844
DPL Inc	14,120	428	Food - 3.26%
DTE Energy Co	20,030	1,012	Campbell Soup Co	14,556	489
Duke Energy Corp	16,660	311	ConAgra Foods Inc	478,943	11,710
Edison International	172,116	6,759	Corn Products International Inc	84,471	4,654
FirstEnergy Corp	89,817	3,589	Dean Foods Co (a)	37,212	416
Great Plains Energy Inc	143,565	2,955	Hershey Co/The	21,027	1,214
Hawaiian Electric Industries Inc	25,302	645	HJ Heinz Co	84,685	4,338
Integrys Energy Group Inc	11,503	602	Hormel Foods Corp	51,452	1,513
ITC Holdings Corp	16,020	1,136	JM Smucker Co/The	215,883	16,206
MDU Resources Group Inc	21,787	520	Kellogg Co	21,103	1,209
Northeast Utilities	218,958	7,795	McCormick & Co Inc/MD	28,787	1,414
NRG Energy Inc (a)	180,941	4,378	Ralcorp Holdings Inc (a)	6,480	504
NSTAR	12,704	588	Safeway Inc	167,390	4,070
NV Energy Inc	735,136	11,166	Sara Lee Corp	123,629	2,374
OGE Energy Corp	46,435	2,469	Smithfield Foods Inc (a)	48,166	1,135
Pepco Holdings Inc	31,905	615	Tyson Foods Inc	132,292	2,633
Pinnacle West Capital Corp	163,549	7,097

See accompanying notes

302

Schedule of Investments MidCap Value Fund I

April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Housewares - 0.72%
Whole Foods Market Inc	30,200 $	1,895	Newell Rubbermaid Inc	599,429 $	11,425
	$ 55,774		Toro Co	13,700	930
Forest Products & Paper - 0.26%				$ 12,355
Domtar Corp	6,025	560	Insurance - 8.58%
International Paper Co	19,278	595	Allied World Assurance Co Holdings Ltd	33,613	2,184
MeadWestvaco Corp	98,827	3,330	American Financial Group Inc/OH	79,710	2,851
	$ 4,485		American International Group Inc (a)	13,999	436
Gas - 1.24%			American National Insurance Co	1,412	112
AGL Resources Inc	24,104	1,000	Aon Corp	37,637	1,964
Atmos Energy Corp	35,814	1,250	Arch Capital Group Ltd (a)	27,178	2,826
CenterPoint Energy Inc	49,772	926	Arthur J Gallagher & Co	15,376	458
Energen Corp	8,487	552	Aspen Insurance Holdings Ltd	15,377	439
National Fuel Gas Co	8,492	622	Assurant Inc	37,148	1,474
NiSource Inc	39,968	777	Assured Guaranty Ltd	96,800	1,646
Questar Corp	35,875	630	Axis Capital Holdings Ltd	49,438	1,748
Sempra Energy	193,869	10,682	Brown & Brown Inc	17,156	444
Southern Union Co	122,718	3,670	Cincinnati Financial Corp	150,953	4,783
UGI Corp	17,505	583	CNA Financial Corp	23,200	720
Vectren Corp	16,765	479	Endurance Specialty Holdings Ltd	72,655	3,222
	$ 21,171		Erie Indemnity Co	1,556	113
Hand & Machine Tools - 0.42%			Everest Re Group Ltd	148,637	13,544
Kennametal Inc	29,057	1,226	Fidelity National Financial Inc	32,093	495
Lincoln Electric Holdings Inc	6,600	519	Genworth Financial Inc (a)	873,149	10,643
Regal-Beloit Corp	21,747	1,648	Hanover Insurance Group Inc/The	9,259	391
Snap-On Inc	25,863	1,598	Hartford Financial Services Group Inc	581,333	16,841
Stanley Black & Decker Inc	31,176	2,265	HCC Insurance Holdings Inc	56,137	1,827
	$ 7,256		Lincoln National Corp	299,803	9,362
Healthcare - Products - 2.80%			Loews Corp	13,540	599
Alere Inc (a)	43,786	1,626	Markel Corp (a)	1,148	479
Beckman Coulter Inc	9,563	792	Marsh & McLennan Cos Inc	314,708	9,529
Boston Scientific Corp (a)	1,788,702	13,398	Old Republic International Corp	30,468	386
CareFusion Corp (a)	32,422	952	PartnerRe Ltd	73,790	5,930
Cooper Cos Inc/The	53,497	4,007	Progressive Corp/The	93,679	2,055
DENTSPLY International Inc	25,341	951	Protective Life Corp	155,631	4,188
Gen-Probe Inc (a)	2,400	199	Reinsurance Group of America Inc	33,059	2,093
Hill-Rom Holdings Inc	44,046	1,983	RenaissanceRe Holdings Ltd	6,526	459
Hologic Inc (a)	325,766	7,173	StanCorp Financial Group Inc	40,561	1,749
IDEXX Laboratories Inc (a)	2,382	194	Symetra Financial Corp	6,923	96
Kinetic Concepts Inc (a)	180,671	10,665	Torchmark Corp	38,734	2,592
Patterson Cos Inc	133,729	4,642	Transatlantic Holdings Inc	8,982	443
Teleflex Inc	15,519	978	Unitrin Inc	54,271	1,641
Thoratec Corp (a)	11,700	359	Unum Group	471,792	12,493
	$ 47,919		Validus Holdings Ltd	12,902	420
Healthcare - Services - 2.03%			Wesco Financial Corp	264	103
Aetna Inc	173,340	7,173	White Mountains Insurance Group Ltd	400	143
Brookdale Senior Living Inc (a)	74,900	2,040	WR Berkley Corp	322,216	10,507
CIGNA Corp	37,762	1,768	XL Group PLC	503,027	12,284
Community Health Systems Inc (a)	51,638	1,586		$ 146,712
Covance Inc (a)	14,500	908	Internet - 1.22%
Coventry Health Care Inc (a)	38,226	1,233	AOL Inc (a)	21,143	431
Health Management Associates Inc (a)	186,784	2,107	Expedia Inc	41,622	1,042
Health Net Inc (a)	194,371	6,473	IAC/InterActiveCorp (a)	8,754	316
Humana Inc	24,831	1,890	Level 3 Communications Inc (a)	357,600	558
LifePoint Hospitals Inc (a)	105,895	4,407	Liberty Media Corp - Interactive (a)	862,549	15,077
Mednax Inc (a)	45,735	3,243	Symantec Corp (a)	92,500	1,818
Quest Diagnostics Inc	3,901	220	VeriSign Inc	9,100	336
Tenet Healthcare Corp (a)	27,794	193	WebMD Health Corp (a)	23,100	1,337
Universal Health Services Inc	25,550	1,400		$ 20,915
	$ 34,641		Investment Companies - 0.03%
Holding Companies - Diversified - 0.07%			Ares Capital Corp	25,998	460
Leucadia National Corp	29,220	1,130
			Iron & Steel - 0.58%
Home Builders - 0.39%			AK Steel Holding Corp	80,074	1,301
DR Horton Inc	84,492	1,051	Allegheny Technologies Inc	5,680	409
NVR Inc (a)	7,574	5,600	Carpenter Technology Corp	14,224	729
	$ 6,651		Cliffs Natural Resources Inc	45,484	4,263
Home Furnishings - 0.10%			Reliance Steel & Aluminum Co	13,236	749
Harman International Industries Inc	18,632	904	Schnitzer Steel Industries Inc	11,631	722
Whirlpool Corp	8,456	729	Steel Dynamics Inc	29,403	535
	$ 1,633		United States Steel Corp	26,466	1,263
				$ 9,971

See accompanying notes

303

Schedule of Investments
MidCap Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Leisure Products & Services - 0.50%			Miscellaneous Manufacturing (continued)
Carnival Corp	2,400 $	91	Textron Inc	307,831 $	8,034
Royal Caribbean Cruises Ltd (a)	212,839	8,476	Trinity Industries Inc	54,808	1,984
	$ 8,567			$ 57,610
Lodging - 0.75%			Office & Business Equipment - 0.30%
Choice Hotels International Inc	5,048	189	Pitney Bowes Inc	11,705	287
MGM Resorts International (a)	55,293	700	Xerox Corp	476,694	4,810
Starwood Hotels & Resorts Worldwide Inc	52,800	3,145		$ 5,097
Wyndham Worldwide Corp	253,426	8,771	Oil & Gas - 6.21%
	$ 12,805		Atwood Oceanics Inc (a)	58,191	2,615
Machinery - Construction & Mining - 0.17%			Cabot Oil & Gas Corp	22,264	1,253
Joy Global Inc	23,600	2,383	Chesapeake Energy Corp	5,000	168
Terex Corp (a)	12,832	446	Comstock Resources Inc (a)	33,500	1,074
	$ 2,829		Continental Resources Inc/OK (a)	13,667	939
Machinery - Diversified - 0.93%			Denbury Resources Inc (a)	66,198	1,494
AGCO Corp (a)	33,996	1,957	Diamond Offshore Drilling Inc	5,373	408
CNH Global NV (a)	4,130	200	Forest Oil Corp (a)	167,361	6,010
Cummins Inc	35,680	4,288	Frontier Oil Corp	275,026	7,685
Deere & Co	12,300	1,199	Helmerich & Payne Inc	80,628	5,349
Gardner Denver Inc	459	40	Holly Corp	69,148	4,004
Graco Inc	25,500	1,276	Murphy Oil Corp	81,469	6,312
IDEX Corp	2,754	129	Nabors Industries Ltd (a)	24,599	754
Manitowoc Co Inc/The	114,300	2,536	Newfield Exploration Co (a)	293,311	20,766
Rockwell Automation Inc	41,600	3,625	Noble Energy Inc	75,254	7,244
Wabtec Corp/DE	8,239	588	Patterson-UTI Energy Inc	95,507	2,971
	$ 15,838		Pioneer Natural Resources Co	78,643	8,040
Media - 3.50%			Plains Exploration & Production Co (a)	36,097	1,374
Cablevision Systems Corp	143,979	5,072	Pride International Inc (a)	17,422	765
CBS Corp	554,840	13,993	QEP Resources Inc	31,428	1,343
Discovery Communications Inc - A Shares (a)	15,791	699	Quicksilver Resources Inc (a)	159,057	2,362
Discovery Communications Inc - C Shares (a)	30,600	1,208	Rowan Cos Inc (a)	43,037	1,794
DISH Network Corp (a)	489,399	12,255	SM Energy Co	37,246	2,825
Gannett Co Inc	30,983	467	Sunoco Inc	41,690	1,778
John Wiley & Sons Inc	688	35	Tesoro Corp (a)	137,153	3,720
Liberty Global Inc - A Shares (a)	262,115	12,188	Unit Corp (a)	29,561	1,863
Liberty Media Corp - Capital Series A (a)	23,644	1,945	Valero Energy Corp	205,332	5,811
Liberty Media Corp - Starz (a)	6,655	512	Whiting Petroleum Corp (a)	78,526	5,457
McGraw-Hill Cos Inc/The	12,529	507		$ 106,178
Meredith Corp	4,131	138	Oil & Gas Services - 2.18%
New York Times Co/The (a)	27,080	220	Baker Hughes Inc	44,636	3,455
News Corp - Class A	24,800	442	Cameron International Corp (a)	168,536	8,885
Nielsen Holdings NV (a)	11,347	339	Dresser-Rand Group Inc (a)	16,241	853
Scripps Networks Interactive	176,108	9,055	Exterran Holdings Inc (a)	76,737	1,666
Viacom Inc	6,080	311	Oceaneering International Inc	61,955	5,417
Washington Post Co/The	1,097	478	Oil States International Inc (a)	139,772	11,602
	$ 59,864		SEACOR Holdings Inc	8,668	857
Metal Fabrication & Hardware - 0.32%			Superior Energy Services Inc (a)	42,593	1,636
Commercial Metals Co	95,200	1,595	Weatherford International Ltd (a)	132,456	2,859
Timken Co	52,749	2,975		$ 37,230
Valmont Industries Inc	9,000	948	Packaging & Containers - 0.80%
	$ 5,518		Ball Corp	18,086	675
Mining - 0.45%			Bemis Co Inc	60,316	1,891
Royal Gold Inc	8,700	530	Greif Inc	32,500	2,018
Stillwater Mining Co (a)	178,676	4,076	Owens-Illinois Inc (a)	23,332	692
Thompson Creek Metals Co Inc (a)	195,988	2,417	Packaging Corp of America	46,093	1,315
Vulcan Materials Co	14,918	674	Sealed Air Corp	21,770	561
	$ 7,697		Sonoco Products Co	37,938	1,311
Miscellaneous Manufacturing - 3.37%			Temple-Inland Inc	219,594	5,167
Aptargroup Inc	27,214	1,427		$ 13,630
Carlisle Cos Inc	22,600	1,120	Pharmaceuticals - 1.51%
Cooper Industries PLC	86,992	5,737	Cephalon Inc (a)	8,942	687
Crane Co	30,077	1,502	Endo Pharmaceuticals Holdings Inc (a)	16,210	635
Dover Corp	9,198	626	Forest Laboratories Inc (a)	40,673	1,348
Eaton Corp	192,438	10,301	Herbalife Ltd	17,360	1,559
Harsco Corp	18,000	641	Mead Johnson Nutrition Co	72,777	4,867
Ingersoll-Rand PLC	52,899	2,671	Medco Health Solutions Inc (a)	3,800	226
ITT Corp	24,558	1,419	Mylan Inc/PA (a)	13,854	345
Leggett & Platt Inc	12,215	321	Omnicare Inc	209,870	6,594
Parker Hannifin Corp	112,188	10,582	SXC Health Solutions Corp (a)	12,200	673
Pentair Inc	246,095	9,883	VCA Antech Inc (a)	38,000	935
SPX Corp	15,759	1,362	Warner Chilcott PLC	301,530	6,950

See accompanying notes

304

Schedule of Investments
MidCap Value Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Retail (continued)
Watson Pharmaceuticals Inc (a)	15,249 $	946	Signet Jewelers Ltd (a)	54,288 $	2,375
	$ 25,765		Staples Inc	3,000	64
Pipelines - 0.68%				$ 17,564
El Paso Corp	80,112	1,555	Savings & Loans - 0.82%
Oneok Inc	15,193	1,063	Capitol Federal Financial Inc	37,760	428
Spectra Energy Corp	290,377	8,432	First Niagara Financial Group Inc	77,587	1,117
Williams Cos Inc	19,644	652	Hudson City Bancorp Inc	58,292	556
	$ 11,702		New York Community Bancorp Inc	191,842	3,185
Real Estate - 0.17%			People's United Financial Inc	460,765	6,308
Forest City Enterprises Inc (a)	84,509	1,623	TFS Financial Corp	31,470	342
Jones Lang LaSalle Inc	12,500	1,280	Washington Federal Inc	129,000	2,075
	$ 2,903			$ 14,011
REITS - 8.33%			Semiconductors - 1.75%
Alexandria Real Estate Equities Inc	60,287	4,953	Advanced Micro Devices Inc (a)	76,523	696
AMB Property Corp	83,546	3,041	Atmel Corp (a)	9,639	147
Annaly Capital Management Inc	94,127	1,679	Cypress Semiconductor Corp	38,400	836
Apartment Investment & Management Co	44,195	1,191	Fairchild Semiconductor International Inc (a)	55,084	1,155
AvalonBay Communities Inc	71,550	9,059	Integrated Device Technology Inc (a)	135,800	1,105
Boston Properties Inc	64,714	6,764	Intersil Corp	76,519	1,130
Brandywine Realty Trust	4,590	58	KLA-Tencor Corp	25,807	1,133
BRE Properties Inc	13,170	668	LSI Corp (a)	87,784	643
Camden Property Trust	93,009	5,836	Maxim Integrated Products Inc	86,238	2,358
Chimera Investment Corp	137,195	556	MEMC Electronic Materials Inc (a)	114,889	1,360
CommonWealth REIT	14,886	408	Micron Technology Inc (a)	114,060	1,288
Digital Realty Trust Inc	3,000	181	Novellus Systems Inc (a)	2,126	68
Douglas Emmett Inc	146,901	3,056	ON Semiconductor Corp (a)	656,939	6,904
Duke Realty Corp	101,651	1,551	PMC - Sierra Inc (a)	78,446	629
Equity Residential	36,306	2,168	QLogic Corp (a)	67,700	1,217
Essex Property Trust Inc	21,658	2,935	Rambus Inc (a)	43,700	870
Federal Realty Investment Trust	5,017	439	Teradyne Inc (a)	49,600	799
HCP Inc	68,538	2,716	Xilinx Inc	215,734	7,520
Health Care REIT Inc	82,613	4,442		$ 29,858
Hospitality Properties Trust	102,000	2,463	Software - 1.62%
Host Hotels & Resorts Inc	653,462	11,625	Allscripts Healthcare Solutions Inc (a)	56,900	1,225
Kimco Realty Corp	499,952	9,769	BMC Software Inc (a)	86,160	4,328
Liberty Property Trust	58,602	2,062	Broadridge Financial Solutions Inc	15,425	359
Macerich Co/The	60,930	3,218	CA Inc	14,459	355
Mack-Cali Realty Corp	58,554	2,068	Check Point Software Technologies Ltd (a)	80,771	4,437
MFA Financial Inc	778,855	6,215	Compuware Corp (a)	19,508	221
Nationwide Health Properties Inc	26,949	1,181	Electronic Arts Inc (a)	177,846	3,589
Piedmont Office Realty Trust Inc	10,119	201	Fidelity National Information Services Inc	61,914	2,050
Plum Creek Timber Co Inc	70,316	3,030	Fiserv Inc (a)	6,704	411
ProLogis	193,764	3,156	Parametric Technology Corp (a)	228,214	5,539
Rayonier Inc	57,019	3,784	Quest Software Inc (a)	163,213	4,204
Realty Income Corp	16,462	585	Solera Holdings Inc	17,700	973
Regency Centers Corp	34,838	1,640		$ 27,691
Senior Housing Properties Trust	59,882	1,420	Telecommunications - 2.56%
SL Green Realty Corp	69,004	5,695	Amdocs Ltd (a)	18,233	561
Tanger Factory Outlet Centers	201,281	5,561	CenturyLink Inc	376,235	15,342
Taubman Centers Inc	119,543	6,951	Clearwire Corp (a)	638,220	3,102
UDR Inc	23,120	599	EchoStar Holding Corp (a)	9,934	369
Ventas Inc	144,030	8,056	Frontier Communications Corp	72,250	598
Vornado Realty Trust	62,115	6,005	MetroPCS Communications Inc (a)	25,784	434
Weingarten Realty Investors	45,005	1,189	Motorola Solutions Inc (a)	48,300	2,216
Weyerhaeuser Co	178,995	4,119	NII Holdings Inc (a)	7,070	294
	$ 142,293		Polycom Inc (a)	76,411	4,572
Retail - 1.03%			Sprint Nextel Corp (a)	2,385,199	12,355
Abercrombie & Fitch Co	12,835	909	Telephone & Data Systems Inc	17,036	572
American Eagle Outfitters Inc	28,924	450	Tellabs Inc	117,978	580
AutoNation Inc (a)	8,879	301	US Cellular Corp (a)	3,066	151
Brinker International Inc	2,524	61	Virgin Media Inc	71,856	2,174
Copart Inc (a)	19,800	898	Windstream Corp	36,490	467
Foot Locker Inc	21,603	465		$ 43,787
GameStop Corp (a)	21,086	542	Textiles - 0.25%
Guess? Inc	99,214	4,265	Cintas Corp	17,441	542
JC Penney Co Inc	64,446	2,478	Mohawk Industries Inc (a)	61,244	3,677
Kohl's Corp	2,466	130		$ 4,219
Macy's Inc	109,220	2,611	Toys, Games & Hobbies - 0.55%
Penske Automotive Group Inc (a)	35,490	798	Hasbro Inc	179,049	8,386
Rite Aid Corp (a)	70,053	78
Sears Holdings Corp (a)	13,256	1,139
See accompanying notes			305

Schedule of Investments MidCap Value Fund I

April 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Financial	30 .66%
Toys, Games & Hobbies (continued)			Consumer, Non-cyclical	13 .09%
Mattel Inc	37,166 $	994	Industrial	12 .79%
		$ 9,380	Energy	11 .03%
Transportation - 1.16%			Utilities	9 .60%
FedEx Corp	11,000	1,052	Communications	7 .43%
Frontline Ltd/Bermuda	114,943	2,542	Consumer, Cyclical	7 .01%
Kansas City Southern (a)	99,022	5,754
Kirby Corp (a)	9,901	562	Technology	4 .88%
			Basic Materials	3 .83%
Ryder System Inc	74,379	3,979	Diversified	0 .07%
Teekay Corp	28,839	980	Liabilities in Excess of Other Assets, Net	(0 .39)%
Tidewater Inc	82,731	4,924	TOTAL NET ASSETS	100.00%
UTI Worldwide Inc	3,260	73
		$ 19,866
Trucking & Leasing - 0.03%
GATX Corp	11,169	472

Water - 0.26%
American Water Works Co Inc	151,095	4,439

TOTAL COMMON STOCKS		$ 1,652,117
Maturity
Amount
REPURCHASE AGREEMENTS - 3.72%	(000's)	Value (000's)
Banks - 3.72%
Investment in Joint Trading Account; Credit Suisse $	12,828	$ 12,828
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $13,084,341; 0.00%;
dated 08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	19,041	19,041
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $19,422,069;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	7,015	7,015
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $7,155,498; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	17,596	17,596
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $17,947,790;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	7,015	7,015
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $7,155,498; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 63,495
TOTAL REPURCHASE AGREEMENTS		$ 63,495
Total Investments		$ 1,715,612
Liabilities in Excess of Other Assets, Net - (0.39)%		$ (6,699)
TOTAL NET ASSETS - 100.00%		$ 1,708,913

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 336,545
Unrealized Depreciation	(15,638)
Net Unrealized Appreciation (Depreciation)	$ 320,907
Cost for federal income tax purposes	$ 1,394,705
All dollar amounts are shown in thousands (000's)

See accompanying notes

306

Schedule of Investments
MidCap Value Fund I
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2011	Long	555 $	53,221	$ 56,249	$ 3,028
					$ 3,028
All dollar amounts are shown in thousands (000's)

See accompanying notes

307

Schedule of Investments
MidCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS - 97.55%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Building Materials (continued)
Clear Channel Outdoor Holdings Inc (a)	206 $	3	Owens Corning Inc (a)	263 $	10
Lamar Advertising Co (a)	231	7		$ 953
	$ 10		Chemicals - 1.73%
Aerospace & Defense - 2.20%			Ashland Inc	214	13
Alliant Techsystems Inc	12	1	Cabot Corp	13,252	595
BE Aerospace Inc (a)	324	12	CF Industries Holdings Inc	7,523	1,065
Goodrich Corp	15,203	1,344	Cytec Industries Inc	245	14
L-3 Communications Holdings Inc	11,669	936	Eastman Chemical Co	197	21
Rockwell Collins Inc	249	16	FMC Corp	111	10
Spirit Aerosystems Holdings Inc (a)	468	11	Huntsman Corp	649	14
	$ 2,320		Intrepid Potash Inc (a)	230	8
Agriculture - 3.27%			PPG Industries Inc	477	45
Bunge Ltd	428	32	RPM International Inc	334	8
Lorillard Inc	22,441	2,390	Sherwin-Williams Co/The	176	14
Reynolds American Inc	27,800	1,032	Sigma-Aldrich Corp	47	3
	$ 3,454		Valspar Corp	301	12
Airlines - 0.03%				$ 1,822
Copa Holdings SA	58	3	Coal - 0.14%
Southwest Airlines Co	2,175	26	Alpha Natural Resources Inc (a)	379	22
United Continental Holdings Inc (a)	216	5	Arch Coal Inc	246	8
	$ 34		Consol Energy Inc	363	20
Apparel - 1.79%			Massey Energy Co	302	21
Hanesbrands Inc (a)	40,900	1,329	Peabody Energy Corp	960	64
VF Corp	5,566	560	Walter Energy Inc	58	8
	$ 1,889			$ 143
Automobile Parts & Equipment - 0.26%			Commercial Services - 0.98%
Autoliv Inc	185	15	Aaron's Inc	162	5
BorgWarner Inc (a)	46	4	Convergys Corp (a)	499	7
Federal-Mogul Corp (a)	77	2	Corrections Corp of America (a)	477	12
Lear Corp	234	12	Education Management Corp (a)	95	2
TRW Automotive Holdings Corp (a)	4,220	240	Equifax Inc	426	16
	$ 273		FTI Consulting Inc (a)	45	2
Banks - 7.17%			H&R Block Inc	623	11
			Hertz Global Holdings Inc (a)	145	2
BancorpSouth Inc	436	6	KAR Auction Services Inc (a)	120	2
Bank of Hawaii Corp	158	8
BOK Financial Corp	127	7	Manpower Inc	244	16
			Quanta Services Inc (a)	625	14
Capital One Financial Corp	28,800	1,576
CIT Group Inc (a)	584	25	RR Donnelley & Sons Co	641	12
City National Corp/CA	226	13	Service Corp International/US	1,272	15
Comerica Inc	605	23	Total System Services Inc	838	16
Commerce Bancshares Inc/MO	11,939	508	Towers Watson & Co	183	10
Cullen/Frost Bankers Inc	181	11	Western Union Co/The	42,100	895
East West Bancorp Inc	21,611	457		$ 1,037
Fifth Third Bancorp	96,952	1,287	Computers - 1.66%
First Citizens BancShares Inc/NC	27	5	Brocade Communications Systems Inc (a)	2,409	15
Fulton Financial Corp	1,032	12	Cognizant Technology Solutions Corp (a)	3,926	325
Huntington Bancshares Inc/OH	95,176	646	Computer Sciences Corp	18,804	959
KeyCorp	51,970	450	Diebold Inc	261	9
M&T Bank Corp	12,114	1,070	Lexmark International Inc (a)	405	13
Marshall & Ilsley Corp	1,565	13	Seagate Technology PLC	684	12
PNC Financial Services Group Inc	21,300	1,328	Synopsys Inc (a)	464	13
Popular Inc (a)	3,482	11	Western Digital Corp (a)	10,255	408
Regions Financial Corp	3,752	27		$ 1,754
SunTrust Banks Inc	1,839	52	Consumer Products - 0.05%
TCF Financial Corp	827	13	Avery Dennison Corp	349	15
Valley National Bancorp	814	12	Clorox Co	41	3
Zions Bancorporation	516	12	Fortune Brands Inc	452	29
	$ 7,572		Jarden Corp	277	10
Beverages - 0.26%				$ 57
Coca-Cola Enterprises Inc	7,747	220	Cosmetics & Personal Care - 0.01%
Constellation Brands Inc (a)	622	14	Alberto-Culver Co	323	12
Dr Pepper Snapple Group Inc	543	21
Molson Coors Brewing Co	448	22	Distribution & Wholesale - 0.04%
	$ 277		Genuine Parts Co	532	28
Biotechnology - 0.01%			Ingram Micro Inc (a)	518	10
Life Technologies Corp (a)	271	15	WESCO International Inc (a)	145	9
				$ 47
Building Materials - 0.90%			Diversified Financial Services - 5.33%
Masco Corp	70,247	943	Ameriprise Financial Inc	37,243	2,311
			Discover Financial Services	85,613	2,126

See accompanying notes

308

Schedule of Investments
MidCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Entertainment (continued)
E*Trade Financial Corp (a)	642 $	10	Madison Square Garden Inc (a)	202 $	5
Federated Investors Inc	147	4		$ 1,254
Invesco Ltd	1,148	29	Environmental Control - 0.03%
Jefferies Group Inc	606	15	Republic Services Inc	767	24
Legg Mason Inc	463	17	Waste Connections Inc	125	4
NASDAQ OMX Group Inc/The (a)	524	14		$ 28
NYSE Euronext	613	25	Food - 2.37%
Raymond James Financial Inc	343	13	Campbell Soup Co	372	12
SLM Corp	64,379	1,068	ConAgra Foods Inc	1,360	33
	$ 5,632		Corn Products International Inc	254	14
Electric - 6.51%			Dean Foods Co (a)	938	11
AES Corp/The (a)	2,412	32	Hershey Co/The	217	13
Alliant Energy Corp	28,012	1,108	HJ Heinz Co	635	33
Ameren Corp	710	21	Hormel Foods Corp	468	14
CMS Energy Corp	883	17	JM Smucker Co/The	405	30
Consolidated Edison Inc	1,016	53	McCormick & Co Inc/MD	199	10
Constellation Energy Group Inc	550	20	Ralcorp Holdings Inc (a)	164	13
DPL Inc	356	11	Safeway Inc	38,919	946
DTE Energy Co	505	26	Smithfield Foods Inc (a)	22,833	538
Edison International	1,174	46	Tyson Foods Inc	42,084	837
FirstEnergy Corp	1,505	60		$ 2,504
Integrys Energy Group Inc	289	15	Forest Products & Paper - 0.68%
MDU Resources Group Inc	31,043	742	Domtar Corp	7,340	682
Northeast Utilities	667	24	International Paper Co	484	15
NRG Energy Inc (a)	760	18	MeadWestvaco Corp	577	20
NSTAR	321	15		$ 717
NV Energy Inc	884	13	Gas - 2.34%
OGE Energy Corp	10,940	582	AGL Resources Inc	405	17
Pepco Holdings Inc	804	15	Atmos Energy Corp	335	12
Pinnacle West Capital Corp	42,760	1,855	CenterPoint Energy Inc	68,755	1,278
PPL Corp	40,198	1,102	Energen Corp	10,178	662
Progress Energy Inc	860	41	National Fuel Gas Co	217	16
SCANA Corp	406	17	NiSource Inc	998	19
TECO Energy Inc	642	12	Questar Corp	904	16
Westar Energy Inc	432	12	Sempra Energy	743	41
Wisconsin Energy Corp	700	22	Southern Union Co	431	13
Xcel Energy Inc	40,939	996	UGI Corp	11,648	388
	$ 6,875		Vectren Corp	422	12
Electrical Components & Equipment - 1.64%				$ 2,474
Energizer Holdings Inc (a)	236	18
General Cable Corp (a)	172	8	Hand & Machine Tools - 1.28%
			Kennametal Inc	104	4
Hubbell Inc	5,292	370	Regal-Beloit Corp	28	2
Molex Inc	49,396	1,334	Snap-On Inc	194	12
Sunpower Corp - Class A (a)	306	7
			Stanley Black & Decker Inc	18,379	1,336
	$ 1,737			$ 1,354
Electronics - 0.54%			Healthcare - Products - 0.12%
Arrow Electronics Inc (a)	306	14
			Beckman Coulter Inc	241	20
Avnet Inc (a)	455	16	Boston Scientific Corp (a)	5,218	39
AVX Corp	219	4	CareFusion Corp (a)	422	12
Garmin Ltd	348	12	Cooper Cos Inc/The	184	14
Itron Inc (a)	14	1
			Hill-Rom Holdings Inc	54	3
Jabil Circuit Inc	274	5	Hologic Inc (a)	908	20
PerkinElmer Inc	318	9	Kinetic Concepts Inc (a)	197	12
Tech Data Corp (a)	248	13
Thomas & Betts Corp (a)	8,279	480	Teleflex Inc	165	10
Vishay Intertechnology Inc (a)	773	15		$ 130
Vishay Precision Group Inc (a)	61	1	Healthcare - Services - 4.74%
			CIGNA Corp	38,702	1,812
	$ 570		Community Health Systems Inc (a)	146	5
Engineering & Construction - 0.93%			Coventry Health Care Inc (a)	43,809	1,413
Aecom Technology Corp (a)	356	10	HCA Holdings Inc (a)	5,762	189
Chicago Bridge & Iron Co NV	12,840	520	Health Net Inc (a)	482	16
Fluor Corp	566	40	Humana Inc	16,736	1,274
Jacobs Engineering Group Inc (a)	246	12	LifePoint Hospitals Inc (a)	283	12
KBR Inc	9,634	369	Quest Diagnostics Inc	99	6
McDermott International Inc (a)	249	6	Tenet Healthcare Corp (a)	38,510	267
Shaw Group Inc/The (a)	186	7
URS Corp (a)	282	13	Universal Health Services Inc	251	14
				$ 5,008
	$ 977		Holding Companies - Diversified - 0.02%
Entertainment - 1.19%			Leucadia National Corp	575	22
International Game Technology	70,600	1,249

See accompanying notes

309

Schedule of Investments
MidCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders - 0.01%			Lodging - 0.03%
DR Horton Inc	935 $	12	Choice Hotels International Inc	127 $	5
			MGM Resorts International (a)	741	9
Home Furnishings - 0.02%			Wyndham Worldwide Corp	603	21
Harman International Industries Inc	184	9		$ 35
Whirlpool Corp	144	12	Machinery - Construction & Mining - 0.01%
	$ 21		Terex Corp (a)	323	11
Housewares - 0.45%
Newell Rubbermaid Inc	24,681	470	Machinery - Diversified - 1.05%
			AGCO Corp (a)	9,784	564
Insurance - 6.65%			CNH Global NV (a)	103	5
Allied World Assurance Co Holdings Ltd	210	14	Gardner Denver Inc	6,047	522
American Financial Group Inc/OH	19,362	692	IDEX Corp	69	3
American International Group Inc (a)	359	11	Wabtec Corp/DE	208	15
American National Insurance Co	35	3		$ 1,109
Aon Corp	949	50	Media - 1.88%
Arch Capital Group Ltd (a)	165	17	Cablevision Systems Corp	790	28
Arthur J Gallagher & Co	384	11	CBS Corp	31,516	794
Aspen Insurance Holdings Ltd	387	11	Discovery Communications Inc - A Shares (a)	398	18
Assurant Inc	19,102	758	DISH Network Corp (a)	664	17
Axis Capital Holdings Ltd	12,947	458	Gannett Co Inc	784	12
Brown & Brown Inc	264	7	John Wiley & Sons Inc	9,499	484
Chubb Corp	7,900	515	Liberty Global Inc - A Shares (a)	709	33
Cincinnati Financial Corp	514	16	Liberty Media Corp - Capital Series A (a)	219	18
Endurance Specialty Holdings Ltd	187	8	Liberty Media Corp - Starz (a)	168	13
Erie Indemnity Co	39	3	McGraw-Hill Cos Inc/The	13,438	544
Everest Re Group Ltd	195	18	Meredith Corp	104	3
Fidelity National Financial Inc	808	13	New York Times Co/The (a)	677	5
Genworth Financial Inc (a)	1,184	14	Nielsen Holdings NV (a)	286	9
Hanover Insurance Group Inc/The	233	10	Washington Post Co/The	27	12
Hartford Financial Services Group Inc	1,390	40		$ 1,990
HCC Insurance Holdings Inc	405	13	Metal Fabrication & Hardware - 0.83%
Lincoln National Corp	1,034	32	Timken Co	15,503	874
Markel Corp (a)	29	12
Marsh & McLennan Cos Inc	218	7	Mining - 0.02%
Old Republic International Corp	767	10	Vulcan Materials Co	377	17
PartnerRe Ltd	238	19
Progressive Corp/The	2,293	50	Miscellaneous Manufacturing - 4.76%
Protective Life Corp	22,048	593	Aptargroup Inc	203	11
Reinsurance Group of America Inc	258	16	Crane Co	252	13
RenaissanceRe Holdings Ltd	4,671	329	Dover Corp	227	15
StanCorp Financial Group Inc	237	10	Eaton Corp	38,038	2,036
Symetra Financial Corp	174	2	Ingersoll-Rand PLC	966	49
Torchmark Corp	7,391	495	ITT Corp	17,312	1,000
Transatlantic Holdings Inc	227	11	Leggett & Platt Inc	307	8
Unitrin Inc	264	8	Parker Hannifin Corp	11,254	1,062
Unum Group	1,091	29	Pentair Inc	233	9
Validus Holdings Ltd	8,631	281	SPX Corp	9,420	814
Wesco Financial Corp	7	3	Textron Inc	452	12
Willis Group Holdings PLC	33,400	1,380		$ 5,029
WR Berkley Corp	446	15	Office & Business Equipment - 0.99%
XL Group PLC	42,762	1,045	Pitney Bowes Inc	291	7
	$ 7,029		Xerox Corp	102,536	1,035
Internet - 1.06%				$ 1,042
AOL Inc (a)	532	11
			Oil & Gas - 6.62%
Expedia Inc	613	15	Atwood Oceanics Inc (a)	231	10
IAC/InterActiveCorp (a)	20,226	730
(a)			Cabot Oil & Gas Corp	310	17
Liberty Media Corp - Interactive	2,014	35	Denbury Resources Inc (a)	1,414	32
Netflix Inc (a)	1,400	326
			Diamond Offshore Drilling Inc	138	11
	$ 1,117		Frontier Oil Corp	16,239	454
Investment Companies - 0.01%			Helmerich & Payne Inc	330	22
Ares Capital Corp	655	12	Holly Corp	71	4
			Murphy Oil Corp	17,510	1,356
Iron & Steel - 0.05%			Nabors Industries Ltd (a)	620	19
Reliance Steel & Aluminum Co	225	13	Newfield Exploration Co (a)	398	28
Schnitzer Steel Industries Inc	90	6	Noble Energy Inc	604	58
Steel Dynamics Inc	741	13	Patterson-UTI Energy Inc	27,788	864
United States Steel Corp	341	16	Pioneer Natural Resources Co	6,969	713
	$ 48		Plains Exploration & Production Co (a)	414	16
Leisure Products & Services - 0.88%			Pride International Inc (a)	316	14
Royal Caribbean Cruises Ltd (a)	23,340	929	QEP Resources Inc	633	27

See accompanying notes

310

Schedule of Investments
MidCap Value Fund III
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Rowan Cos Inc (a)	13,657 $	570	Nationwide Health Properties Inc	425 $	19
Seadrill Ltd	32,700	1,166	Piedmont Office Realty Trust Inc	260	5
SM Energy Co	105	8	Plum Creek Timber Co Inc	284	12
Sunoco Inc	423	18	ProLogis	1,588	26
Tesoro Corp (a)	12,357	335	Rayonier Inc	13,727	911
Unit Corp (a)	204	13	Realty Income Corp	415	15
Valero Energy Corp	42,766	1,210	Regency Centers Corp	290	14
Whiting Petroleum Corp (a)	327	23	Senior Housing Properties Trust	499	12
	$ 6,988		SL Green Realty Corp	232	19
Oil & Gas Services - 0.65%			UDR Inc	582	15
Cameron International Corp (a)	313	17	Ventas Inc	407	23
Dresser-Rand Group Inc (a)	41	2	Vornado Realty Trust	505	49
Oceaneering International Inc	165	14	Weingarten Realty Investors	609	16
Oil States International Inc (a)	7,180	596	Weyerhaeuser Co	1,850	43
SEACOR Holdings Inc	104	10		$ 6,827
Superior Energy Services Inc (a)	366	14	Retail - 2.71%
Weatherford International Ltd (a)	1,598	35	Abercrombie & Fitch Co	106	7
	$ 688		American Eagle Outfitters Inc	724	11
Packaging & Containers - 1.26%			AutoNation Inc (a)	226	8
Ball Corp	456	17	Brinker International Inc	64	2
Bemis Co Inc	374	12	Foot Locker Inc	27,953	602
Owens-Illinois Inc (a)	342	10	GameStop Corp (a)	532	14
Packaging Corp of America	505	14	JC Penney Co Inc	478	18
Sealed Air Corp	49,248	1,269	Ltd Brands Inc	24,200	996
Sonoco Products Co	336	12	Macy's Inc	28,866	690
	$ 1,334		Sears Holdings Corp (a)	135	12
Pharmaceuticals - 3.27%			Signet Jewelers Ltd (a)	11,392	498
AmerisourceBergen Corp	15,962	649		$ 2,858
Cardinal Health Inc	16,200	708	Savings & Loans - 0.85%
Cephalon Inc (a)	226	17	Capitol Federal Financial Inc	217	2
Endo Pharmaceuticals Holdings Inc (a)	400	16	First Niagara Financial Group Inc	1,056	15
Forest Laboratories Inc (a)	20,780	689	Hudson City Bancorp Inc	1,443	14
Mead Johnson Nutrition Co	600	40	New York Community Bancorp Inc	50,058	831
Mylan Inc/PA (a)	349	9	People's United Financial Inc	1,268	17
Omnicare Inc	41,524	1,304	TFS Financial Corp	412	5
Watson Pharmaceuticals Inc (a)	383	24	Washington Federal Inc	572	9
	$ 3,456			$ 893
Pipelines - 1.79%			Semiconductors - 2.16%
El Paso Corp	24,392	473	Advanced Micro Devices Inc (a)	1,928	17
Oneok Inc	8,282	580	Atmel Corp (a)	31,952	489
Spectra Energy Corp	28,843	837	Fairchild Semiconductor International Inc (a)	627	13
	$ 1,890		KLA-Tencor Corp	482	21
Real Estate - 1.10%			LSI Corp (a)	2,211	16
CB Richard Ellis Group Inc (a)	13,120	350	MEMC Electronic Materials Inc (a)	685	8
Forest City Enterprises Inc (a)	663	13	Microchip Technology Inc	28,600	1,174
Jones Lang LaSalle Inc	7,776	796	Micron Technology Inc (a)	46,999	531
	$ 1,159		Novellus Systems Inc (a)	53	2
			PMC - Sierra Inc (a)	1,109	9
REITS - 6.46%
Alexandria Real Estate Equities Inc	193	16		$ 2,280
AMB Property Corp	537	19	Shipbuilding - 0.01%
Annaly Capital Management Inc	38,572	688	Huntington Ingalls Industries Inc (a)	194	8
Apartment Investment & Management Co	306	8
AvalonBay Communities Inc	296	37	Software - 0.97%
Boston Properties Inc	488	51	BMC Software Inc (a)	5,916	297
BRE Properties Inc	18,866	957	Broadridge Financial Solutions Inc	62	1
Camden Property Trust	239	15	CA Inc	365	9
Chimera Investment Corp	3,458	14	Compuware Corp (a)	489	6
CommonWealth REIT	375	10	Dun & Bradstreet Corp	8,200	674
Douglas Emmett Inc	631	13	Fidelity National Information Services Inc	871	29
Duke Realty Corp	749	11	Fiserv Inc (a)	169	10
Equity Residential	20,357	1,216		$ 1,026
Essex Property Trust Inc	10,524	1,426	Telecommunications - 1.89%
Federal Realty Investment Trust	123	11	Amdocs Ltd (a)	32,603	1,002
HCP Inc	1,377	55	CenturyLink Inc	12,025	490
Health Care REIT Inc	605	32	EchoStar Holding Corp (a)	200	8
Host Hotels & Resorts Inc	55,775	993	Frontier Communications Corp	1,822	15
Kimco Realty Corp	1,443	28	MetroPCS Communications Inc (a)	23,705	399
Liberty Property Trust	340	12	NII Holdings Inc (a)	178	7
Macerich Co/The	389	20	Telephone & Data Systems Inc	429	14
Mack-Cali Realty Corp	448	16	Tellabs Inc	1,916	10

See accompanying notes

311

Schedule of Investments MidCap Value Fund III

April 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
Telecommunications (continued)			Financial	29 .19%
US Cellular Corp (a)	77 $	4	Industrial	15 .48%
Virgin Media Inc	1,140	35	Consumer, Non-cyclical	15 .08%
			Utilities	9 .67%
Windstream Corp	917	12	Energy	9 .20%
		$ 1,996	Consumer, Cyclical	7 .43%
Textiles - 0.01%			Technology	5 .78%
Cintas Corp	438	14	Communications	4 .84%
			Basic Materials	2 .48%
Toys, Games & Hobbies - 0.01%			Diversified	0 .02%
Mattel Inc	513	14	Other Assets in Excess of Liabilities, Net	0 .83%

Transportation - 0.04%			TOTAL NET ASSETS	100.00%
Frontline Ltd/Bermuda	46	1
Kansas City Southern (a)	219	13
Kirby Corp (a)	247	14
Tidewater Inc	188	11
UTI Worldwide Inc	82	2
		$ 41
Water - 0.82%
American Water Works Co Inc	29,609	870

TOTAL COMMON STOCKS		$ 103,038
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.62%	(000's)	Value (000's)
Banks - 1.62%
Investment in Joint Trading Account; Credit Suisse $	345	$ 345
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $351,626; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	512	512
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $521,943; 0.00% -
4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	189	188
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $192,294; 0.00% -
9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	473	473
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $482,324; 0.00% -
8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	189	188
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $192,294; 1.11% -
2.38%; dated 06/22/12 - 07/28/15)
		$ 1,706
TOTAL REPURCHASE AGREEMENTS		$ 1,706
Total Investments		$ 104,744
Other Assets in Excess of Liabilities, Net - 0.83%		$ 878
TOTAL NET ASSETS - 100.00%		$ 105,622

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 19,838
Unrealized Depreciation	(1,563)
Net Unrealized Appreciation (Depreciation)	$ 18,275
Cost for federal income tax purposes	$ 86,469
All dollar amounts are shown in thousands (000's)

See accompanying notes

312

Schedule of Investments
MidCap Value Fund III
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2011	Long	28 $	2,740	$ 2,838	$ 98
					$ 98
All dollar amounts are shown in thousands (000's)

See accompanying notes

313

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 4.14%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 4.14%				Amount
BlackRock Liquidity Funds TempFund Portfolio	27,980,000 $	27,980	MUNICIPAL BONDS - 7.69%	(000's)	Value (000's)
DWS Money Market Series	24,500,000	24,500	California - 3.50%
	$ 52,480		California Statewide Communities Development
TOTAL INVESTMENT COMPANIES	$ 52,480		Authority FANNIE MAE
	Principal		0.22%, 5/7/2011	$ 300	$ 300
	Amount		City of Santa Rosa CA
BONDS - 12.22%	(000's) Value (000's)		0.53%, 5/7/2011	4,465	4,465
Automobile Asset Backed Securities - 2.14%			Kern Water Bank Authority
Ally Auto Receivables Trust			0.21%, 5/7/2011	5,453	5,453
0.34%, 11/15/2011(a)	$ 1,450 $	1,450	San Jose Redevelopment Agency
AmeriCredit Automobile Receivables Trust			0.23%, 5/7/2011	26,510	26,510
0.32%, 2/8/2012	2,542	2,542	Santa Rosa Rancheria Tachi Yokut Tribe
CarMax Auto Owner Trust			Enterprise
0.33%, 3/15/2012(a)	4,866	4,866	0.25%, 5/7/2011	7,785	7,785
Ford Credit Auto Lease Trust					$ 44,513
0.38%, 11/15/2011(b)	1,115	1,115	Colorado - 0.16%
Honda Auto Receivables Owner Trust			Colorado Housing & Finance Authority
0.32%, 3/15/2012(a)	6,109	6,109	0.26%, 5/7/2011	325	325
Nissan Auto Receivables Owner Trust			County of Kit Carson CO
0.36%, 10/17/2011(a)	1,248	1,248	0.25%, 5/7/2011	1,700	1,700
Santander Consumer Acquired Receivables Trust					$ 2,025
0.36%, 1/17/2012(b)	1,458	1,458	Georgia - 0.18%
Santander Drive Auto Receivables Trust			Savannah College of Art & Design Inc
0.31%, 5/15/2012(c)	5,800	5,800	0.28%, 5/7/2011	2,300	2,300
World Omni Automobile Lease Securitization
Trust			Illinois - 1.28%
0.30%, 4/15/2012(c)	2,500	2,500	Memorial Health System/IL
	$ 27,088		0.25%, 5/7/2011	16,205	16,205
Banks - 0.63%
JP Morgan Chase Bank NA			Indiana - 0.25%
0.25%, 5/21/2012(a)	8,000	8,000	Ball State University Foundation Inc
			0.25%, 5/2/2011	3,150	3,150
Diversified Financial Services - 4.98%
Corporate Finance Managers Inc			Minnesota - 0.57%
0.21%, 5/7/2011	13,015	13,015	City of St Paul MN
ING USA Global Funding Trust			0.21%, 5/7/2011	2,300	2,300
1.06%, 6/3/2011(a),(d)	15,000	15,000	Minnesota Housing Finance Agency GO OF AGY
MetLife			0.21%, 5/7/2011	4,960	4,960
0.66%, 8/16/2011(a),(d)	15,000	15,000			$ 7,260
NGSP Inc			New Mexico - 0.32%
0.27%, 5/7/2011	20,000	20,000	City of Las Cruces NM
	$ 63,015		0.21%, 5/7/2011	4,000	4,000
Healthcare - Services - 1.27%
Everett Clinic PS			New York - 0.65%
0.29%, 5/7/2011	4,900	4,900	Housing Development Corp/NY
Portland Clinic LLP/The			0.23%, 5/7/2011	2,730	2,730
0.28%, 5/7/2011	11,200	11,200	0.26%, 5/7/2011	5,400	5,400
	$ 16,100				$ 8,130
Insurance - 1.26%			North Carolina - 0.15%
New York Life Insurance Co			North Carolina Capital Facilities Finance Agency
0.33%, 7/28/2011(a),(d)	16,000	16,000	0.28%, 5/7/2011	1,855	1,855

Other Asset Backed Securities - 1.20%			Oklahoma - 0.41%
CNH Equipment Trust			Oklahoma University Hospital
0.43%, 12/9/2011	3,242	3,242	0.28%, 5/7/2011	5,200	5,200
GE Equipment Midticket LLC
0.35%, 9/14/2011(b)	135	135	Oregon - 0.07%
John Deere Owner Trust			Lake Oswego Redevelopment Agency
0.31%, 5/11/2012	7,900	7,900	0.26%, 5/7/2011	890	890
Macquarie Equipment Funding Trust
0.43%, 3/20/2012(a),(b)	3,931	3,932	Washington - 0.15%
	$ 15,209		Washington State Housing Finance Commission
Pharmaceuticals - 0.74%			0.30%, 5/7/2011	230	230
Sanofi-Aventis SA			Washington State Housing Finance
0.36%, 3/28/2012(a)	9,400	9,400	Commission FANNIE MAE
			0.22%, 5/7/2011	945	945
TOTAL BONDS	$ 154,812		0.23%, 5/7/2011	680	680
					$ 1,855
			TOTAL MUNICIPAL BONDS		$ 97,383

See accompanying notes

314

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

	Maturity			Principal
	Amount			Amount
REPURCHASE AGREEMENTS - 7.38%	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Banks - 7.38%			Commercial Services (continued)
Credit Suisse Repurchase Agreement; 0.03% dated $	44,000	$ 44,000	Salvation Army/United States
04/29/11 maturing 05/02/11 (collateralized by			0.25%, 6/13/2011	$ 7,000	$ 6,998
US Treasury Strips; $44,880,000; 6.63% -					$ 12,498
8.75%; dated 08/15/20 - 02/15/27)			Diversified Financial Services - 34.34%
Deutsche Bank Repurchase Agreement; 0.03%	49,500	49,500	BNP Paribas Finance Inc
dated 04/29/11 maturing 05/02/11			0.27%, 7/5/2011	7,000	6,997
(collateralized by Sovereign Agency Issues;			0.40%, 9/16/2011	8,000	7,988
$50,490,000; 0.00% - 5.63%; dated 08/01/11			0.46%, 8/16/2011	7,900	7,889
- 04/01/56)			0.47%, 8/4/2011	6,000	5,992
		$ 93,500	CAFCO LLC
TOTAL REPURCHASE AGREEMENTS		$ 93,500	0.30%, 5/13/2011(b)	7,000	6,999
	Principal		0.33%, 7/15/2011(b)	8,000	7,994
	Amount		0.37%, 8/11/2011(b)	8,000	7,992
COMMERCIAL PAPER - 69.08%	(000's)	Value (000's)	0.40%, 7/8/2011(b)	7,000	6,995
Banks - 19.16%			Charta Corp
Abbey National North America LLC			0.26%, 5/12/2011(b)	5,120	5,120
0.42%, 6/2/2011	$ 4,700	$ 4,698	0.29%, 6/15/2011(b)	8,700	8,697
0.44%, 5/3/2011	7,000	7,000	0.38%, 9/1/2011(b)	7,900	7,890
Australia & New Zealand Banking Group Ltd			0.38%, 9/19/2011(b)	8,100	8,088
0.35%, 6/13/2011(b),(e)	8,700	8,696	CRC Funding LLC
Bank of America Corp			0.27%, 6/14/2011(b)	7,000	6,998
0.08%, 5/2/2011	7,000	7,000	0.39%, 7/12/2011(b)	7,000	6,994
0.18%, 5/18/2011	8,000	7,999	0.40%, 8/8/2011(b)	8,000	7,991
0.22%, 6/17/2011	8,000	7,998	Credit Agricole North America Inc
0.23%, 7/14/2011	8,000	7,996	0.29%, 7/1/2011	8,000	7,996
Bank of Nova Scotia/New York			0.45%, 7/19/2011	4,200	4,196
0.07%, 5/2/2011	9,000	9,000	Danske Corp
0.27%, 6/1/2011	8,000	7,998	0.30%, 5/9/2011(b)	6,000	6,000
0.31%, 8/8/2011	6,800	6,794	Gemini Securitization Corp LLC
0.32%, 7/25/2011	6,900	6,895	0.24%, 5/5/2011(b)	3,000	3,000
Barclays Bank PLC			0.25%, 7/7/2011(b)	7,000	6,997
0.30%, 6/15/2011(b),(e)	7,000	6,998	0.30%, 5/19/2011(b)	15,100	15,098
BPCE SA			ING US Funding LLC
0.34%, 7/8/2011(b),(e)	5,000	4,997	0.30%, 5/20/2011	9,000	8,998
0.37%, 8/3/2011(b),(e)	7,000	6,993	John Deere Credit Inc
Credit Suisse/New York NY			0.14%, 6/8/2011(b)	8,000	7,999
0.34%, 6/15/2011	7,900	7,897	John Deere Credit Ltd/Australia
0.37%, 7/11/2011	7,800	7,794	0.08%, 5/2/2011(b)	12,000	12,000
Deutsche Bank Financial LLC			0.18%, 5/5/2011(b)	8,000	8,000
0.50%, 6/10/2011	6,600	6,596	Jupiter Securitization Co LLC
DnB NOR Bank ASA			0.15%, 5/12/2011(b)	7,500	7,500
0.39%, 9/7/2011(b),(e)	8,000	7,989	0.16%, 5/13/2011(b)	7,000	7,000
0.40%, 8/22/2011(b),(e)	5,000	4,994	0.22%, 6/1/2011(b)	7,000	6,999
Intesa Funding LLC			0.26%, 5/10/2011(b)	7,900	7,899
0.29%, 6/16/2011	8,000	7,997	National Rural Utilities Cooperative Finance Corp
0.30%, 6/14/2011	8,000	7,997	0.18%, 6/20/2011	8,000	7,998
0.40%, 6/6/2011	8,000	7,997	Nieuw Amsterdam Receivables Corp
0.46%, 5/26/2011	3,500	3,499	0.23%, 6/8/2011(b)	3,500	3,499
Skandinaviska Enskilda Banken AB			0.25%, 7/6/2011(b)	5,700	5,697
0.35%, 8/5/2011(b),(e)	7,000	6,994	0.26%, 5/4/2011(b)	7,300	7,300
Standard Chartered Bank/New York			0.26%, 5/6/2011(b)	8,000	8,000
0.27%, 5/2/2011(b)	7,000	7,000	Nordea North America Inc/DE
0.34%, 8/10/2011(b)	6,900	6,894	0.30%, 5/6/2011	8,000	8,000
0.36%, 6/22/2011(b)	7,000	6,996	0.38%, 6/2/2011	8,000	7,997
Svenska Handelsbanken Inc			PACCAR Financial Corp
0.30%, 7/1/2011(b)	6,133	6,130	0.13%, 5/20/2011	7,000	6,999
UBS Finance Delaware LLC			Rabobank USA Financial Corp
0.41%, 6/20/2011	7,000	6,996	0.27%, 7/5/2011	6,500	6,497
0.49%, 8/16/2011	6,700	6,690	0.30%, 5/5/2011	8,000	8,000
0.53%, 7/15/2011	7,000	6,992	0.35%, 8/15/2011	6,000	5,994
0.53%, 7/19/2011	8,600	8,590	0.37%, 8/3/2011	5,000	4,995
Westpac Banking Corp			Reckitt Benckiser Treasury Services PLC
0.30%, 11/15/2011(b),(e)	8,000	7,987	0.42%, 10/5/2011(b)	7,000	6,987
0.35%, 9/7/2011(b),(e)	7,700	7,690	0.42%, 11/21/2011(b)	8,000	7,981
		$ 242,781	0.46%, 11/7/2011(b)	8,000	7,980
Commercial Services - 0.99%			River Fuel Co NO.2 Inc
Salvation Army Eastern Territory			0.23%, 7/29/2011	8,000	7,995
0.28%, 5/4/2011	5,500	5,500	Sheffield Receivables Corp
			0.17%, 6/28/2011(b)	8,000	7,998

See accompanying notes

315

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Supranational Bank (continued)
Sheffield Receivables Corp (continued)			Corp Andina de Fomento (continued)
0.18%, 5/5/2011(b)	$ 7,000	$ 7,000	0.51%, 7/20/2011(b)	$ 8,000	$ 7,991
0.19%, 5/9/2011(b)	3,000	3,000			$ 30,272
Societe Generale North America Inc			TOTAL COMMERCIAL PAPER		$ 875,114
0.29%, 5/2/2011	6,000	6,000		Principal
0.37%, 8/1/2011	6,500	6,494		Amount
Starbird Funding Corp			CERTIFICATE OF DEPOSIT - 0.63%	(000's)	Value (000's)
0.15%, 6/2/2011(b)	7,000	6,999	Banks - 0.63%
0.23%, 7/29/2011(b)	7,000	6,996	Credit Suisse/New York NY
0.27%, 6/16/2011(b)	5,500	5,498	0.30%, 11/22/2011(a),(e)	8,000	8,000
0.27%, 6/21/2011(b)	8,000	7,997
Thunder Bay Funding LLC			TOTAL CERTIFICATE OF DEPOSIT		$ 8,000
0.18%, 6/13/2011(b)	7,000	6,998
0.25%, 6/9/2011(b)	6,900	6,898	Total Investments		$ 1,281,289
			Liabilities in Excess of Other Assets, Net - (1.14)%		$ (14,422)
Toyota Credit Canada Inc			TOTAL NET ASSETS - 100.00%		$ 1,266,867
0.27%, 6/10/2011	8,000	7,998
0.30%, 5/9/2011	6,900	6,899
Toyota Motor Credit Corp			(a)	Variable Rate. Rate shown is in effect at April 30, 2011.
0.26%, 5/25/2011	8,000	7,999	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Variable Funding Capital Co LLC			1933. These securities may be resold in transactions exempt from
0.20%, 7/14/2011(b)	8,000	7,997	registration, normally to qualified institutional buyers. Unless otherwise
		$ 434,996	indicated, these securities are not considered illiquid. At the end of the
Electric - 5.02%			period, the value of these securities totaled $542,915 or 42.85% of net
GDF Suez			assets.
0.25%, 5/27/2011(b)	8,000	7,999	(c) Security purchased on a when-issued basis.
0.25%, 6/3/2011(b)	6,000	5,999	(d) Security is Illiquid
0.27%, 5/2/2011(b)	3,500	3,500	(e)	Security issued by foreign bank and denominated in USD.
0.28%, 5/9/2011(b)	8,000	7,999
0.33%, 5/11/2011(b)	6,100	6,099
Oglethorpe Power Corp
0.20%, 5/3/2011(b)	7,000	7,000	Unrealized Appreciation (Depreciation)
0.23%, 5/9/2011(b)	4,000	4,000	The net federal income tax unrealized appreciation (depreciation) and federal tax
Southern Co Funding Corp			cost of investments held as of the period end were as follows:
0.23%, 5/3/2011(b)	6,000	6,000
0.23%, 5/31/2011(b)	15,000	14,997	Unrealized Appreciation		$ —
		$ 63,593	Unrealized Depreciation		—
			Net Unrealized Appreciation (Depreciation)		$ —
Healthcare - Services - 0.63%			Cost for federal income tax purposes		$ 1,281,289
Catholic Health Initiatives			All dollar amounts are shown in thousands (000's)
0.32%, 5/19/2011	8,000	8,000

Insurance - 2.44%			Portfolio Summary (unaudited)
New York Life Capital Corp			Sector		Percent
0.15%, 5/17/2011(b)	7,660	7,659	Financial		70 .82%
0.22%, 5/3/2011(b)	6,250	6,250	Revenue Bonds		7 .08%
Prudential Funding LLC			Utilities		5 .02%
0.21%, 5/27/2011	8,000	7,999	Exchange Traded Funds		4 .14%
Prudential PLC			Consumer, Non-cyclical		3 .63%
0.32%, 5/23/2011(b)	9,000	8,998	Energy		3 .56%
		$ 30,906	Asset Backed Securities		3 .34%
			Government		2 .39%
Miscellaneous Manufacturing - 0.55%			Industrial		0 .55%
Illinois Tool Works Inc
0.15%, 5/16/2011(b)	7,000	7,000	Insured		0 .54%
			Tax Allocation		0 .07%
Oil & Gas - 3.56%			Liabilities in Excess of Other Assets, Net		(1 .14)%
BP Capital Markets PLC			TOTAL NET ASSETS		100.00%
0.30%, 5/31/2011	8,000	7,998
0.31%, 5/24/2011(b)	7,200	7,199
0.32%, 5/26/2011(b)	8,000	7,998
Shell International Finance BV
0.40%, 5/2/2011(b)	8,000	8,000
0.73%, 7/1/2011(b)	6,900	6,891
Total Capital Canada Ltd
0.41%, 12/16/2011(b)	7,000	6,982
		$ 45,068
Supranational Bank - 2.39%
Corp Andina de Fomento
0.28%, 8/12/2011(b)	7,000	6,994
0.36%, 8/29/2011(b)	8,000	7,990
0.44%, 6/7/2011(b)	7,300	7,297
See accompanying notes			316

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 97.00%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.13%			Consumer Products (continued)
Boeing Co/The	263,883 $	21,053	WD-40 Co	99,551 $	4,131
Northrop Grumman Corp	91,582	5,825		$ 27,357
Teledyne Technologies Inc (a)	107,600	5,433	Cosmetics & Personal Care - 0.63%
	$ 32,311		Procter & Gamble Co	147,625	9,581
Agriculture - 0.54%
Archer-Daniels-Midland Co	219,850	8,139	Distribution & Wholesale - 0.37%
			Pool Corp	184,816	5,593
Airlines - 0.84%
Alaska Air Group Inc (a)	131,387	8,654	Diversified Financial Services - 2.81%
Cathay Pacific Airways Ltd ADR	326,066	4,112	Ameriprise Financial Inc	19,684	1,222
	$ 12,766		Charles Schwab Corp/The	1,149,340	21,044
Apparel - 1.33%			Franklin Resources Inc	156,915	20,261
Columbia Sportswear Co	42,908	2,917		$ 42,527
Nike Inc	208,262	17,144	Electric - 0.60%
	$ 20,061		Edison International	150,575	5,913
Automobile Manufacturers - 1.12%			PG&E Corp	67,030	3,089
Nissan Motor Co Ltd ADR	130,857	2,509	Xcel Energy Inc	5,100	124
PACCAR Inc	271,552	14,422		$ 9,126
	$ 16,931		Electronics - 1.86%
Automobile Parts & Equipment - 0.67%			Electro Scientific Industries Inc (a)	73,121	1,203
Johnson Controls Inc	248,345	10,185	FEI Co (a)	222,964	7,237
			FLIR Systems Inc	68,200	2,402
Banks - 4.82%			Itron Inc (a)	66,975	3,645
Barclays PLC ADR	49,140	936	Thermo Fisher Scientific Inc (a)	45,670	2,740
City National Corp/CA	88,934	5,079	Trimble Navigation Ltd (a)	111,008	5,200
East West Bancorp Inc	188,374	3,980	Waters Corp (a)	58,300	5,713
JP Morgan Chase & Co	377,344	17,218		$ 28,140
PNC Financial Services Group Inc	24,075	1,501	Engineering & Construction - 0.84%
State Street Corp	207,190	9,645	Granite Construction Inc	124,914	3,395
US Bancorp	336,225	8,681	Jacobs Engineering Group Inc (a)	187,586	9,306
Wells Fargo & Co	772,118	22,477		$ 12,701
Westamerica Bancorporation	66,364	3,371	Environmental Control - 0.54%
	$ 72,888		Energy Recovery Inc (a)	163,176	504
Beverages - 1.27%			Waste Connections Inc	251,011	7,724
Brown-Forman Corp	70,957	5,099		$ 8,228
PepsiCo Inc	205,919	14,186	Food - 1.78%
	$ 19,285		Campbell Soup Co	52,700	1,770
Biotechnology - 1.27%			Dairy Farm International Holdings Ltd ADR	173,729	7,618
Dendreon Corp (a)	48,316	2,098	Dean Foods Co (a)	81,693	914
Gilead Sciences Inc (a)	237,469	9,223	General Mills Inc	246,567	9,513
Life Technologies Corp (a)	141,857	7,831	Kroger Co/The	204,145	4,963
	$ 19,152		Ralcorp Holdings Inc (a)	27,075	2,106
Building Materials - 0.59%				$ 26,884
Apogee Enterprises Inc	180,061	2,571	Gas - 2.01%
Cemex SAB de CV ADR(a)	111,691	970	Energen Corp	103,184	6,708
Simpson Manufacturing Co Inc	192,548	5,376	Northwest Natural Gas Co	15,325	709
	$ 8,917		Sempra Energy	418,140	23,039
Chemicals - 1.10%				$ 30,456
CF Industries Holdings Inc	43,185	6,113	Healthcare - Products - 2.58%
FMC Corp	72,365	6,388	Becton Dickinson and Co	70,783	6,083
Sigma-Aldrich Corp	59,110	4,172	Johnson & Johnson	206,846	13,594
	$ 16,673		Medtronic Inc	131,260	5,480
Commercial Services - 1.15%			ResMed Inc (a)	83,160	2,652
AMN Healthcare Services Inc (a)	98,273	848	Techne Corp	53,312	4,143
Hertz Global Holdings Inc (a)	419,000	7,211	Varian Medical Systems Inc (a)	100,318	7,042
Resources Connection Inc	155,754	2,304		$ 38,994
Robert Half International Inc	146,320	4,438	Healthcare - Services - 0.73%
TrueBlue Inc (a)	181,500	2,555	DaVita Inc (a)	102,225	9,005
	$ 17,356		Health Net Inc (a)	56,410	1,879
Computers - 3.28%			Sun Healthcare Group Inc (a)	11,459	135
Apple Inc (a)	42,182	14,689		$ 11,019
Hewlett-Packard Co	345,042	13,929	Home Builders - 0.06%
IBM Corp	113,050	19,284	KB Home	34,875	412
Mentor Graphics Corp (a)	123,046	1,815	Winnebago Industries Inc (a)	44,617	552
	$ 49,717			$ 964
Consumer Products - 1.81%			Insurance - 1.75%
Clorox Co	168,090	11,709	Fidelity National Financial Inc	96,725	1,493
Kimberly-Clark Corp	100,490	6,639	HCC Insurance Holdings Inc	234,631	7,635
Tupperware Brands Corp	76,612	4,878	MetLife Inc	133,140	6,230
			StanCorp Financial Group Inc	254,485	10,968

See accompanying notes

317

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS (continued)
XL Group PLC	9,050 $	221	HCP Inc	282,385 $	11,188
	$ 26,547		Nationwide Health Properties Inc	114,188	5,001
Internet - 2.37%			Plum Creek Timber Co Inc	84,475	3,640
Amazon.com Inc (a)	49,550	9,737	Sabra Healthcare REIT Inc	47,535	800
eBay Inc (a)	255,750	8,798	Weyerhaeuser Co	723,646	16,651
Google Inc (a)	31,897	17,355		$ 54,408
	$ 35,890		Retail - 7.58%
Iron & Steel - 1.39%			Best Buy Co Inc	109,850	3,429
Reliance Steel & Aluminum Co	131,040	7,418	Copart Inc (a)	194,443	8,822
Schnitzer Steel Industries Inc	218,629	13,570	Costco Wholesale Corp	338,452	27,388
	$ 20,988		CVS Caremark Corp	68,700	2,490
Leisure Products & Services - 0.66%			Home Depot Inc	147,900	5,493
Ambassadors Group Inc	172,479	1,739	Jack in the Box Inc (a)	138,937	2,869
Carnival Corp	137,525	5,235	McDonald's Corp	155,600	12,185
Harley-Davidson Inc	82,036	3,057	Nordstrom Inc	298,681	14,202
	$ 10,031		Ross Stores Inc	22,210	1,637
Lodging - 0.39%			Starbucks Corp	575,463	20,826
Red Lion Hotels Corp (a)	677,493	5,928	Wal-Mart Stores Inc	220,775	12,138
			Yum! Brands Inc	59,880	3,212
Machinery - Diversified - 1.34%				$ 114,691
Cascade Corp	101,786	4,662	Savings & Loans - 0.88%
Deere & Co	160,760	15,674	Washington Federal Inc	829,009	13,339
	$ 20,336
Media - 1.54%			Semiconductors - 3.60%
Walt Disney Co/The	539,922	23,271	Applied Materials Inc	703,012	11,030
			Avago Technologies Ltd	124,320	4,160
Metal Fabrication & Hardware - 0.55%			Intel Corp	737,225	17,096
			LSI Corp (a)	358,751	2,629
Precision Castparts Corp	54,015	8,346
			Microchip Technology Inc	265,588	10,900
			Novellus Systems Inc (a)	75,950	2,438
Mining - 0.77%			QLogic Corp (a)	184,250	3,313
Freeport-McMoRan Copper & Gold Inc	212,665	11,703	Supertex Inc (a)	133,988	2,893
Miscellaneous Manufacturing - 1.78%				$ 54,459
Aptargroup Inc	57,725	3,028	Shipbuilding - 0.04%
Crane Co	107,237	5,352	Huntington Ingalls Industries Inc (a)	14,067	563
General Electric Co	904,418	18,495
	$ 26,875		Software - 5.34%
			Actuate Corp (a)	407,744	2,377
Oil & Gas - 11.25%			Adobe Systems Inc (a)	413,280	13,865
Apache Corp	205,645	27,427	Autodesk Inc (a)	132,875	5,977
Berry Petroleum Co	81,012	4,304	Informatica Corp (a)	92,025	5,154
Chevron Corp	446,693	48,886
CNOOC Ltd ADR	23,510	5,865	Microsoft Corp	1,065,872	27,734
			Omnicell Inc (a)	162,915	2,506
Devon Energy Corp	184,115	16,754
Exxon Mobil Corp	233,698	20,565	Oracle Corp	503,486	18,151
Nabors Industries Ltd (a)	152,517	4,673	Quality Systems Inc	12,238	1,098
			Quest Software Inc (a)	129,250	3,329
Occidental Petroleum Corp	266,092	30,412	Tyler Technologies Inc (a)	26,365	654
Total SA ADR	176,975	11,367
	$ 170,253			$ 80,845
Oil & Gas Services - 0.50%			Telecommunications - 4.76%
Natural Gas Services Group Inc (a)	149,293	2,692	AT&T Inc	731,600	22,767
Schlumberger Ltd	54,345	4,877	China Mobile Ltd ADR	128,535	5,924
	$ 7,569		Cisco Systems Inc	728,615	12,795
Pharmaceuticals - 5.65%			Corning Inc	256,500	5,371
			Polycom Inc (a)	99,800	5,971
Abbott Laboratories	198,275	10,318
Allergan Inc/United States	270,023	21,483	Qualcomm Inc	111,925	6,362
Bristol-Myers Squibb Co	392,163	11,020	Verizon Communications Inc	338,275	12,780
Forest Laboratories Inc (a)	120,179	3,985		$ 71,970
McKesson Corp	236,057	19,595	Toys, Games & Hobbies - 0.47%
Medicis Pharmaceutical Corp	112,075	3,974	Mattel Inc	267,150	7,138
Obagi Medical Products Inc (a)	133,748	1,716
Teva Pharmaceutical Industries Ltd ADR	72,915	3,335	Transportation - 2.19%
VCA Antech Inc (a)	219,912	5,410	Con-way Inc	103,882	4,043
Watson Pharmaceuticals Inc (a)	75,412	4,677	Expeditors International of Washington Inc	391,278	21,235
	$ 85,513		Union Pacific Corp	75,405	7,802
Publicly Traded Investment Fund - 1.29%				$ 33,080
iShares Russell 3000 Index Fund	238,125	19,460	Trucking & Leasing - 0.36%
			Greenbrier Cos Inc (a)	202,519	5,482
REITS - 3.59%
Alexandria Real Estate Equities Inc	133,466	10,964
Essex Property Trust Inc	45,498	6,164

See accompanying notes

318

		Schedule of Investments
		Principal Capital Appreciation Fund
		April 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Water - 0.23%
California Water Service Group	93,900 $	3,542

TOTAL COMMON STOCKS		$ 1,468,178
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.82%	(000's)	Value (000's)
Banks - 2.82%
Investment in Joint Trading Account; Credit Suisse $	8,609	$ 8,608
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $8,780,635; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	12,778	12,778
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $13,033,756;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	4,708	4,708
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $4,801,910; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	11,808	11,808
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $12,044,398;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	4,708	4,708
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $4,801,910; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 42,610
TOTAL REPURCHASE AGREEMENTS		$ 42,610
Total Investments		$ 1,510,788
Other Assets in Excess of Liabilities, Net - 0.18%		$ 2,664
TOTAL NET ASSETS - 100.00%		$ 1,513,452

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 530,338
Unrealized Depreciation	(17,256)
Net Unrealized Appreciation (Depreciation)	$ 513,082
Cost for federal income tax purposes	$ 997,706
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17 .41%
Financial	16 .67%
Consumer, Cyclical	13 .49%
Industrial	12 .22%
Technology	12 .22%
Energy	11 .75%
Communications	8 .67%
Basic Materials	3 .26%
Utilities	2 .84%
Exchange Traded Funds	1 .29%
Other Assets in Excess of Liabilities, Net	0 .18%
TOTAL NET ASSETS	100.00%

See accompanying notes

319

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	19,371,504 $	204,951
Bond Market Index Fund (a)	4,961,359	52,194
Core Plus Bond Fund I (a)	17,583,388	194,472
Diversified Real Asset Fund (a)	5,796,045	71,755
Global Diversified Income Fund (a)	4,977,439	68,589
High Yield Fund I (a)	5,334,463	60,386
Inflation Protection Fund (a)	10,224,795	83,843
International Emerging Markets Fund (a)	1,637,930	46,370
International Equity Index Fund (a)	2,114,769	24,235
International Fund I (a)	3,630,512	45,744
International Growth Fund (a)	7,439,640	72,462
International Value Fund I (a)	6,004,649	71,696
LargeCap Growth Fund (a),(b)	8,018,594	69,441
LargeCap Growth Fund I (a)	14,942,412	151,068
LargeCap S&P 500 Index Fund (a)	12,616,444	120,866
LargeCap Value Fund (a)	6,541,589	67,836
LargeCap Value Fund I (a)	10,925,795	125,974
MidCap Growth Fund III (a),(b)	2,696,582	32,332
MidCap Value Fund I (a)	2,152,062	30,774
Preferred Securities Fund (a)	5,063,275	51,696
Real Estate Securities Fund (a)	2,280,934	41,262
Short-Term Income Fund (a)	6,471,374	78,174
SmallCap Growth Fund I (a),(b)	2,547,594	31,947
SmallCap Value Fund II (a)	2,649,742	28,167
	$ 1,826,234
TOTAL INVESTMENT COMPANIES	$ 1,826,234
Total Investments	$ 1,826,234
Other Assets in Excess of Liabilities, Net - 0.09%	$ 1,619
TOTAL NET ASSETS - 100.00%	$ 1,827,853

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 206,088
Unrealized Depreciation	(86,641)
Net Unrealized Appreciation (Depreciation)	$ 119,447
Cost for federal income tax purposes	$ 1,706,787
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	39 .71%
Domestic Equity Funds	38 .27%
International Equity Funds	14 .25%
Specialty Funds	7 .68%
Other Assets in Excess of Liabilities, Net	0 .09%
TOTAL NET ASSETS	100.00%

See accompanying notes

320

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	19,600,405	$ 211,675	758,342	$ 7,914	987,243	$ 10,273	19,371,504	$ 209,187
Bond Market Index Fund	4,937,831	49,994	257,606	2,675	234,078	2,444	4,961,359	50,250
Core Plus Bond Fund I	17,269,571	182,374	1,250,350	13,647	936,533	10,274	17,583,388	185,772
Diversified Real Asset Fund	5,982,093	61,841	140,284	1,620	326,332	3,753	5,796,045	59,922
Global Diversified Income Fund	5,032,664	55,073	296,642	3,960	351,867	4,690	4,977,439	54,475
High Yield Fund I	5,234,050	51,162	543,802	5,866	443,389	4,924	5,334,463	52,231
Inflation Protection Fund	9,451,506	85,807	773,289	6,215	—	—	10,224,795	92,022
International Emerging Markets Fund	1,695,636	45,596	24,211	640	81,917	2,182	1,637,930	44,054
International Equity Index Fund	2,199,432	20,477	73,292	773	157,955	1,689	2,114,769	19,614
International Fund I	3,709,919	51,897	101,672	1,176	181,079	2,125	3,630,512	50,873
International Growth Fund	7,740,837	103,970	112,332	1,009	413,529	3,749	7,439,640	100,169
International Value Fund I	5,765,582	52,194	576,820	6,150	337,753	3,749	6,004,649	54,696
LargeCap Growth Fund	8,423,260	62,322	81,177	670	485,843	4,026	8,018,594	58,965
LargeCap Growth Fund I	15,649,431	128,111	138,346	1,285	845,365	8,035	14,942,412	121,580
LargeCap S&P 500 Index Fund	12,939,414	125,606	254,116	2,233	577,086	5,196	12,616,444	122,496
LargeCap Value Fund	6,798,692	68,522	161,713	1,513	418,816	4,026	6,541,589	65,914
LargeCap Value Fund I	11,384,325	124,255	282,035	2,995	740,565	8,034	10,925,795	119,416
MidCap Growth Fund III	2,807,945	15,902	18,968	201	130,331	1,429	2,696,582	14,705
MidCap Value Fund I	2,217,973	17,459	41,080	535	106,991	1,429	2,152,062	16,603
Preferred Securities Fund	6,208,324	66,947	216,686	2,161	1,361,735	13,584	5,063,275	54,736
Real Estate Securities Fund	4,124,582	63,561	31,073	507	1,874,721	31,414	2,280,934	27,755
Short-Term Income Fund	6,074,339	72,553	397,035	4,787	—	—	6,471,374	77,340
SmallCap Growth Fund I	2,657,039	29,031	18,742	201	128,187	1,429	2,547,594	27,779
SmallCap Value Fund II	2,762,258	21,852	32,343	311	144,859	1,429	2,649,742	20,857

		$ 1,768,181		$ 69,044		$ 129,883		$ 1,701,411

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 4,664		$ (129)			$ —
Bond Market Index Fund		1,016			25			7
Core Plus Bond Fund I		7,777			25			2,320
Diversified Real Asset Fund		331			214			10
Global Diversified Income Fund		2,241			132			166
High Yield Fund I		4,498			127			774
Inflation Protection Fund		1,149			—			—
International Emerging Markets Fund		263			—			—
International Equity Index Fund		394			53			8
International Fund I		614			(75)			—
International Growth Fund		1,009			(1,061)			—
International Value Fund I		1,784			101			3,532
LargeCap Growth Fund		—			(1)			—
LargeCap Growth Fund I		173			219			—
LargeCap S&P 500 Index Fund		1,515			(147)			—
LargeCap Value Fund		843			(95)			—
LargeCap Value Fund I		1,655			200			—
MidCap Growth Fund III		—			31			—
MidCap Value Fund I		334			38			—
Preferred Securities Fund		1,864			(788)			223
Real Estate Securities Fund		507			(4,899)			—
Short-Term Income Fund		1,103			—			—
SmallCap Growth Fund I		—			(24)			—
SmallCap Value Fund II		110			123			—
	$ 33,844		$ (5,931)			$ 7,040
All dollar amounts are shown in thousands (000's)

See accompanying notes

321

		Schedule of Investments
		Principal LifeTime 2015 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.88%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.88%
Bond & Mortgage Securities Fund (a)	5,579,939 $	59,036
Bond Market Index Fund (a)	1,685,523	17,732
Core Plus Bond Fund I (a)	5,182,339	57,316
Diversified Real Asset Fund (a)	1,681,944	20,822
Global Diversified Income Fund (a)	1,374,594	18,942
Global Real Estate Securities Fund (a)	127,705	1,017
High Yield Fund I (a)	2,646,812	29,962
Inflation Protection Fund (a)	1,829,668	15,003
International Emerging Markets Fund (a)	727,139	20,585
International Equity Index Fund (a)	1,015,052	11,633
International Fund I (a)	1,531,879	19,302
International Growth Fund (a)	2,692,704	26,227
International Value Fund I (a)	2,644,407	31,574
LargeCap Growth Fund (a),(b)	3,177,127	27,514
LargeCap Growth Fund I (a)	5,775,120	58,386
LargeCap S&P 500 Index Fund (a)	4,751,609	45,520
LargeCap Value Fund (a)	2,572,043	26,672
LargeCap Value Fund I (a)	4,472,309	51,566
MidCap Growth Fund III (a),(b)	975,093	11,691
MidCap Value Fund I (a)	767,975	10,982
Preferred Securities Fund (a)	1,690,078	17,256
Real Estate Securities Fund (a)	1,090,897	19,734
Short-Term Income Fund (a)	792,541	9,574
SmallCap Growth Fund I (a),(b)	1,007,946	12,640
SmallCap Value Fund II (a)	1,020,611	10,849
	$ 631,535
TOTAL INVESTMENT COMPANIES	$ 631,535
Total Investments	$ 631,535
Other Assets in Excess of Liabilities, Net - 0.12%	$ 758
TOTAL NET ASSETS - 100.00%	$ 632,293

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 125,732
Unrealized Depreciation	(1,283)
Net Unrealized Appreciation (Depreciation)	$ 124,449
Cost for federal income tax purposes	$ 507,086
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43 .59%
Fixed Income Funds	32 .55%
International Equity Funds	17 .45%
Specialty Funds	6 .29%
Other Assets in Excess of Liabilities, Net	0 .12%
TOTAL NET ASSETS	100.00%

See accompanying notes

322

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	4,765,985	$ 42,722	955,933	$ 9,964	141,979	$ 1,485	5,579,939 $	51,201
Bond Market Index Fund	1,374,082	14,087	357,221	3,719	45,780	478	1,685,523	17,328
Core Plus Bond Fund I	4,273,807	44,909	1,043,193	11,425	134,661	1,487	5,182,339	54,847
Diversified Real Asset Fund	1,459,984	15,084	265,855	3,074	43,895	517	1,681,944	17,645
Global Diversified Income Fund	1,052,271	12,933	340,454	4,565	18,131	243	1,374,594	17,255
Global Real Estate Securities Fund	—	—	127,705	941	—	—	127,705	941
High Yield Fund I	2,126,722	19,524	581,231	6,379	61,141	687	2,646,812	25,217
Inflation Protection Fund	1,008,969	7,577	843,812	6,784	23,113	186	1,829,668	14,175
International Emerging Markets Fund	679,392	11,591	65,961	1,742	18,214	493	727,139	12,841
International Equity Index Fund	874,480	8,092	166,532	1,768	25,960	280	1,015,052	9,580
International Fund I	1,285,878	12,375	280,758	3,263	34,757	413	1,531,879	15,226
International Growth Fund	2,634,732	18,860	124,930	1,135	66,958	613	2,692,704	19,389
International Value Fund I	2,130,678	19,250	574,516	6,241	60,787	690	2,644,407	24,801
LargeCap Growth Fund	2,803,478	17,347	449,135	3,716	75,486	631	3,177,127	20,433
LargeCap Growth Fund I	5,114,785	35,893	791,155	7,480	130,820	1,258	5,775,120	42,120
LargeCap S&P 500 Index Fund	4,398,594	31,987	478,591	4,252	125,576	1,152	4,751,609	35,090
LargeCap Value Fund	2,217,170	17,572	419,099	4,000	64,226	627	2,572,043	20,945
LargeCap Value Fund I	3,844,839	36,249	741,593	8,001	114,123	1,250	4,472,309	43,001
MidCap Growth Fund III	903,509	6,260	91,166	980	19,582	218	975,093	7,024
MidCap Value Fund I	701,267	6,372	82,803	1,089	16,095	218	767,975	7,245
Preferred Securities Fund	1,468,651	13,717	258,854	2,584	37,427	377	1,690,078	15,924
Real Estate Securities Fund	1,128,971	9,683	11,915	194	49,989	851	1,090,897	9,263
Short-Term Income Fund	605,692	7,242	200,774	2,419	13,925	168	792,541	9,493
SmallCap Growth Fund I	937,131	6,823	90,036	980	19,221	217	1,007,946	7,590
SmallCap Value Fund II	937,380	7,418	105,040	1,018	21,809	218	1,020,611	8,221

		$ 423,567		$ 97,713		$ 14,757	$ 506,795

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 1,236		$ —			$ —
Bond Market Index Fund		294			—			2
Core Plus Bond Fund I		2,033			—			586
Diversified Real Asset Fund		84			4			3
Global Diversified Income Fund		536			—			36
Global Real Estate Securities Fund		5			—			—
High Yield Fund I		1,889			1			321
Inflation Protection Fund		166			—			—
International Emerging Markets Fund		108			1			—
International Equity Index Fund		163			—			3
International Fund I		225			1			—
International Growth Fund		344			7			—
International Value Fund I		685			—			1,342
LargeCap Growth Fund		—			1			—
LargeCap Growth Fund I		58			5			—
LargeCap S&P 500 Index Fund		528			3			—
LargeCap Value Fund		285			—			—
LargeCap Value Fund I		580			1			—
MidCap Growth Fund III		—			2			—
MidCap Value Fund I		109			2			—
Preferred Securities Fund		528			—			55
Real Estate Securities Fund		150			237			—
Short-Term Income Fund		120			—			—
SmallCap Growth Fund I		—			4			—
SmallCap Value Fund II		38			3			—
	$ 10,164		$ 272			$ 2,348
All dollar amounts are shown in thousands (000's)

See accompanying notes

323

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.99%
Bond & Mortgage Securities Fund (a)	45,625,010 $	482,713
Bond Market Index Fund (a)	13,017,494	136,944
Core Plus Bond Fund I (a)	39,130,809	432,787
Diversified Real Asset Fund (a)	11,965,673	148,135
Global Diversified Income Fund (a)	1,710,565	23,571
Global Real Estate Securities Fund (a)	965,940	7,689
High Yield Fund I (a)	24,967,589	282,633
Inflation Protection Fund (a)	1,880,838	15,423
International Emerging Markets Fund (a)	6,098,613	172,652
International Equity Index Fund (a)	8,267,913	94,750
International Fund I (a)	14,054,472	177,086
International Growth Fund (a)	27,274,510	265,654
International Value Fund I (a)	23,246,493	277,563
LargeCap Growth Fund (a),(b)	29,613,533	256,453
LargeCap Growth Fund I (a)	56,284,261	569,034
LargeCap S&P 500 Index Fund (a)	36,838,097	352,909
LargeCap Value Fund (a)	25,780,532	267,344
LargeCap Value Fund I (a)	44,838,177	516,984
MidCap Growth Fund III (a),(b)	9,419,410	112,939
MidCap Value Fund I (a)	7,044,879	100,742
Preferred Securities Fund (a)	15,751,720	160,825
Real Estate Securities Fund (a)	11,391,635	206,075
SmallCap Growth Fund I (a),(b)	11,707,230	146,809
SmallCap Value Fund II (a)	10,553,863	112,187
	$ 5,319,901
TOTAL INVESTMENT COMPANIES	$ 5,319,901
Total Investments	$ 5,319,901
Other Assets in Excess of Liabilities, Net - 0.01%	$ 447
TOTAL NET ASSETS - 100.00%	$ 5,320,348

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 649,942
Unrealized Depreciation	(228,818)
Net Unrealized Appreciation (Depreciation)	$ 421,124
Cost for federal income tax purposes	$ 4,898,777
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49 .65%
Fixed Income Funds	28 .40%
International Equity Funds	18 .72%
Specialty Funds	3 .22%
Other Assets in Excess of Liabilities, Net	0 .01%
TOTAL NET ASSETS	100.00%

See accompanying notes

324

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	46,178,187	$ 495,859	1,364,515	$ 14,266	1,917,692	$ 19,984	45,625,010	$ 490,013
Bond Market Index Fund	12,820,028	130,342	788,659	8,204	591,193	6,158	13,017,494	132,388
Core Plus Bond Fund I	38,528,584	409,805	2,410,309	26,252	1,808,084	19,823	39,130,809	416,303
Diversified Real Asset Fund	11,961,893	123,619	567,312	6,553	563,532	6,540	11,965,673	123,759
Global Diversified Income Fund	191,819	2,538	1,518,746	20,357	—	—	1,710,565	22,895
Global Real Estate Securities Fund	—	—	965,940	7,173	—	—	965,940	7,173
High Yield Fund I	22,942,010	227,106	3,282,429	35,729	1,256,850	13,865	24,967,589	249,072
Inflation Protection Fund	212,515	1,744	1,668,323	13,333	—	—	1,880,838	15,077
International Emerging Markets Fund	6,088,291	154,280	282,909	7,500	272,587	7,301	6,098,613	154,480
International Equity Index Fund	8,177,765	76,763	601,549	6,402	511,401	5,450	8,267,913	77,752
International Fund I	13,565,297	179,820	1,073,208	12,540	584,033	6,838	14,054,472	185,539
International Growth Fund	27,921,704	356,260	673,963	6,118	1,321,157	11,959	27,274,510	351,091
International Value Fund I	21,140,409	190,687	3,188,334	34,533	1,082,250	11,958	23,246,493	213,278
LargeCap Growth Fund	29,750,144	214,453	1,157,344	9,578	1,293,955	10,679	29,613,533	213,350
LargeCap Growth Fund I	56,456,853	452,637	2,078,506	19,688	2,251,098	21,250	56,284,261	451,144
LargeCap S&P 500 Index Fund	36,513,918	343,828	1,883,080	16,815	1,558,901	13,948	36,838,097	346,712
LargeCap Value Fund	25,556,981	248,288	1,343,031	12,771	1,119,480	10,678	25,780,532	250,381
LargeCap Value Fund I	44,428,897	471,549	2,378,440	25,573	1,969,160	21,250	44,838,177	475,989
MidCap Growth Fund III	9,523,301	81,632	237,351	2,550	341,242	3,704	9,419,410	80,476
MidCap Value Fund I	6,992,874	80,378	331,249	4,383	279,244	3,705	7,044,879	81,057
Preferred Securities Fund	15,387,124	162,304	971,249	9,690	606,653	6,054	15,751,720	165,943
Real Estate Securities Fund	11,780,702	189,225	104,701	1,708	493,768	8,116	11,391,635	182,514
SmallCap Growth Fund I	11,914,983	122,094	234,593	2,550	442,346	4,978	11,707,230	119,667
SmallCap Value Fund II	10,624,942	83,862	307,410	2,975	378,489	3,705	10,553,863	83,201

		$ 4,799,073		$ 307,241		$ 217,943		$ 4,889,254

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 10,998		$ (128)			$ —
Bond Market Index Fund		2,666			—			19
Core Plus Bond Fund I		17,353			69			5,172
Diversified Real Asset Fund		668			127			20
Global Diversified Income Fund		448			—			16
Global Real Estate Securities Fund		38			—			2
High Yield Fund I		19,873			102			3,414
Inflation Protection Fund		160			—			—
International Emerging Markets Fund		952			1			—
International Equity Index Fund		1,484			37			30
International Fund I		2,279			17			—
International Growth Fund		3,641			672			—
International Value Fund I		6,617			16			13,062
LargeCap Growth Fund		—			(2)			—
LargeCap Growth Fund I		629			69			—
LargeCap S&P 500 Index Fund		4,305			17			—
LargeCap Value Fund		3,193			—			—
LargeCap Value Fund I		6,514			117			—
MidCap Growth Fund III		—			(2)			—
MidCap Value Fund I		1,060			1			—
Preferred Securities Fund		5,196			3			567
Real Estate Securities Fund		1,550			(303)			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		425			69			—
	$ 90,049		$ 883			$ 22,302
All dollar amounts are shown in thousands (000's)

See accompanying notes

325

		Schedule of Investments
		Principal LifeTime 2025 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.90%
Bond & Mortgage Securities Fund (a)	4,571,884 $	48,371
Bond Market Index Fund (a)	1,360,390	14,311
Core Plus Bond Fund I (a)	4,269,556	47,221
Diversified Real Asset Fund (a)	1,337,417	16,557
Global Real Estate Securities Fund (a)	539,421	4,294
High Yield Fund I (a)	3,610,863	40,875
International Emerging Markets Fund (a)	1,030,107	29,162
International Equity Index Fund (a)	1,211,482	13,884
International Fund I (a)	2,261,994	28,501
International Growth Fund (a)	3,617,591	35,235
International Value Fund I (a)	3,769,769	45,011
LargeCap Growth Fund (a),(b)	4,576,786	39,635
LargeCap Growth Fund I (a)	8,076,844	81,657
LargeCap S&P 500 Index Fund (a)	6,082,922	58,274
LargeCap Value Fund (a)	3,779,499	39,194
LargeCap Value Fund I (a)	6,273,544	72,334
MidCap Growth Fund III (a),(b)	1,311,240	15,722
MidCap Value Fund I (a)	1,029,907	14,728
Preferred Securities Fund (a)	1,738,686	17,752
Real Estate Securities Fund (a)	1,587,903	28,725
SmallCap Growth Fund I (a),(b)	1,353,207	16,969
SmallCap Value Fund II (a)	1,363,347	14,492
	$ 722,904
TOTAL INVESTMENT COMPANIES	$ 722,904
Total Investments	$ 722,904
Other Assets in Excess of Liabilities, Net - 0.10%	$ 691
TOTAL NET ASSETS - 100.00%	$ 723,595

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 153,304
Unrealized Depreciation	(1,776)
Net Unrealized Appreciation (Depreciation)	$ 151,528
Cost for federal income tax purposes	$ 571,376
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52 .75%
Fixed Income Funds	23 .29%
International Equity Funds	21 .57%
Specialty Funds	2 .29%
Other Assets in Excess of Liabilities, Net	0 .10%
TOTAL NET ASSETS	100.00%

See accompanying notes

326

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,986,683	$ 36,209	687,024	$ 7,166	101,823	$ 1,068	4,571,884 $	42,307
Bond Market Index Fund	1,159,715	11,899	235,054	2,449	34,379	363	1,360,390	13,985
Core Plus Bond Fund I	3,598,913	38,081	765,685	8,397	95,042	1,068	4,269,556	45,411
Diversified Real Asset Fund	1,151,333	11,857	217,279	2,513	31,195	361	1,337,417	14,011
Global Real Estate Securities Fund	—	—	539,421	4,001	—	—	539,421	4,001
High Yield Fund I	2,611,776	24,369	1,043,655	11,522	44,568	506	3,610,863	35,385
International Emerging Markets Fund	913,901	16,107	134,933	3,570	18,727	499	1,030,107	19,180
International Equity Index Fund	977,274	9,246	269,653	2,868	35,445	379	1,211,482	11,735
International Fund I	1,790,072	17,908	512,007	5,975	40,085	471	2,261,994	23,413
International Growth Fund	3,509,107	25,449	198,263	1,801	89,779	812	3,617,591	26,444
International Value Fund I	2,851,124	26,194	990,238	10,850	71,593	813	3,769,769	36,231
LargeCap Growth Fund	4,037,528	25,365	633,824	5,233	94,566	776	4,576,786	29,823
LargeCap Growth Fund I	7,131,339	50,313	1,115,654	10,548	170,149	1,601	8,076,844	59,272
LargeCap S&P 500 Index Fund	5,371,191	39,346	828,529	7,418	116,798	1,043	6,082,922	45,721
LargeCap Value Fund	3,269,235	26,143	591,881	5,652	81,617	775	3,779,499	31,020
LargeCap Value Fund I	5,371,996	50,783	1,045,323	11,275	143,775	1,544	6,273,544	60,514
MidCap Growth Fund III	1,210,334	8,622	132,970	1,429	32,064	350	1,311,240	9,704
MidCap Value Fund I	936,365	8,711	119,734	1,574	26,192	350	1,029,907	9,937
Preferred Securities Fund	1,448,532	13,495	331,427	3,314	41,273	414	1,738,686	16,395
Real Estate Securities Fund	1,597,305	15,550	22,647	367	32,049	536	1,587,903	15,374
SmallCap Growth Fund I	1,253,382	9,112	131,342	1,429	31,517	349	1,353,207	10,197
SmallCap Value Fund II	1,246,184	9,909	152,788	1,480	35,625	350	1,363,347	11,042

		$ 474,668		$ 110,831		$ 14,428	$ 571,102

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 1,020		$ —			$ —
Bond Market Index Fund		246			—			2
Core Plus Bond Fund I		1,697			1			491
Diversified Real Asset Fund		66			2			2
Global Real Estate Securities Fund		21			—			1
High Yield Fund I		2,347			—			398
International Emerging Markets Fund		146			2			—
International Equity Index Fund		185			—			4
International Fund I		318			1			—
International Growth Fund		456			6			—
International Value Fund I		926			—			1,810
LargeCap Growth Fund		—			1			—
LargeCap Growth Fund I		81			12			—
LargeCap S&P 500 Index Fund		646			—			—
LargeCap Value Fund		418			—			—
LargeCap Value Fund I		808			—			—
MidCap Growth Fund III		—			3			—
MidCap Value Fund I		145			2			—
Preferred Securities Fund		531			—			54
Real Estate Securities Fund		212			(7)			—
SmallCap Growth Fund I		—			5			—
SmallCap Value Fund II		51			3			—
	$ 10,320		$ 31			$ 2,762
All dollar amounts are shown in thousands (000's)

See accompanying notes

327

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.08%
Bond & Mortgage Securities Fund (a)	23,064,070 $	244,018
Bond Market Index Fund (a)	8,332,922	87,662
Core Plus Bond Fund I (a)	20,546,757	227,247
Diversified Real Asset Fund (a)	7,258,106	89,855
Global Real Estate Securities Fund (a)	1,389,633	11,061
High Yield Fund I (a)	24,397,238	276,177
International Emerging Markets Fund (a)	6,925,103	196,050
International Equity Index Fund (a)	9,764,362	111,900
International Fund I (a)	14,822,620	186,765
International Growth Fund (a)	26,812,732	261,156
International Value Fund I (a)	23,266,317	277,800
LargeCap Growth Fund (a),(b)	31,800,161	275,389
LargeCap Growth Fund I (a)	59,563,622	602,188
LargeCap S&P 500 Index Fund (a)	36,080,305	345,649
LargeCap Value Fund (a)	27,237,609	282,454
LargeCap Value Fund I (a)	47,207,267	544,300
MidCap Growth Fund III (a),(b)	9,596,453	115,061
MidCap Value Fund I (a)	7,640,106	109,254
Preferred Securities Fund (a)	13,948,913	142,418
Real Estate Securities Fund (a)	12,103,964	218,961
SmallCap Growth Fund I (a),(b)	12,182,420	152,768
SmallCap Value Fund II (a)	10,278,503	109,261
	$ 4,867,394
TOTAL INVESTMENT COMPANIES	$ 4,867,394
Total Investments	$ 4,867,394
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (3,931)
TOTAL NET ASSETS - 100.00%	$ 4,863,463

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 685,940
Unrealized Depreciation	(214,547)
Net Unrealized Appreciation (Depreciation)	$ 471,393
Cost for federal income tax purposes	$ 4,396,001
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56 .65%
International Equity Funds	21 .48%
Fixed Income Funds	20 .10%
Specialty Funds	1 .85%
Liabilities in Excess of Other Assets, Net	(0 .08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

328

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	22,989,351	$ 246,317	1,268,909	$ 13,241	1,194,190	$ 12,445	23,064,070	$ 247,076
Bond Market Index Fund	8,180,890	83,301	518,319	5,391	366,287	3,816	8,332,922	84,876
Core Plus Bond Fund I	19,878,728	211,442	1,799,599	19,599	1,131,570	12,446	20,546,757	218,670
Diversified Real Asset Fund	7,235,241	74,049	405,293	4,689	382,428	4,435	7,258,106	74,384
Global Real Estate Securities Fund	—	—	1,389,633	10,297	—	—	1,389,633	10,297
High Yield Fund I	20,698,976	201,842	4,608,442	50,672	910,180	9,858	24,397,238	242,704
International Emerging Markets Fund	6,890,818	167,575	341,118	9,013	306,833	8,215	6,925,103	168,371
International Equity Index Fund	9,614,803	90,166	731,786	7,770	582,227	6,202	9,764,362	91,774
International Fund I	14,211,830	186,963	1,280,507	14,928	669,717	7,842	14,822,620	194,070
International Growth Fund	27,566,606	349,462	737,800	6,698	1,491,674	13,507	26,812,732	343,450
International Value Fund I	21,021,096	190,548	3,467,849	37,589	1,222,628	13,506	23,266,317	214,641
LargeCap Growth Fund	31,849,762	231,374	1,356,194	11,201	1,405,795	11,600	31,800,161	230,970
LargeCap Growth Fund I	59,964,304	474,734	2,292,820	21,675	2,693,502	25,487	59,563,622	471,001
LargeCap S&P 500 Index Fund	35,666,909	332,848	2,092,465	18,695	1,679,069	15,010	36,080,305	336,557
LargeCap Value Fund	26,925,406	262,650	1,529,572	14,560	1,217,369	11,600	27,237,609	265,610
LargeCap Value Fund I	46,641,306	495,433	2,717,950	29,231	2,151,989	23,202	47,207,267	501,586
MidCap Growth Fund III	9,723,532	84,602	278,206	2,995	405,285	4,416	9,596,453	83,180
MidCap Value Fund I	7,655,836	89,509	316,520	4,154	332,250	4,417	7,640,106	89,246
Preferred Securities Fund	13,465,681	137,469	1,124,415	11,242	641,183	6,390	13,948,913	142,322
Real Estate Securities Fund	12,648,774	186,918	111,397	1,818	656,207	10,766	12,103,964	177,895
SmallCap Growth Fund I	12,555,228	124,451	95,301	981	468,109	5,252	12,182,420	120,181
SmallCap Value Fund II	10,376,633	81,926	351,965	3,410	450,095	4,416	10,278,503	81,016

		$ 4,303,579		$ 299,849		$ 214,828		$ 4,389,877

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 5,487		$ (37)			$ —
Bond Market Index Fund		1,698			—			12
Core Plus Bond Fund I		8,948			75			2,656
Diversified Real Asset Fund		404			81			12
Global Real Estate Securities Fund		54			—			2
High Yield Fund I		18,465			48			3,151
International Emerging Markets Fund		1,076			(2)			—
International Equity Index Fund		1,744			40			36
International Fund I		2,391			21			—
International Growth Fund		3,586			797			—
International Value Fund I		6,587			10			12,994
LargeCap Growth Fund		—			(5)			—
LargeCap Growth Fund I		667			79			—
LargeCap S&P 500 Index Fund		4,199			24			—
LargeCap Value Fund		3,359			—			—
LargeCap Value Fund I		6,828			124			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		1,159			—			—
Preferred Securities Fund		4,557			1			496
Real Estate Securities Fund		1,658			(75)			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		415			96			—
	$ 73,282		$ 1,277			$ 19,359
All dollar amounts are shown in thousands (000's)

See accompanying notes

329

		Schedule of Investments
		Principal LifeTime 2035 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.90%
Bond & Mortgage Securities Fund (a)	1,626,181 $	17,205
Bond Market Index Fund (a)	327,105	3,441
Core Plus Bond Fund I (a)	1,493,594	16,519
Diversified Real Asset Fund (a)	631,542	7,818
Global Real Estate Securities Fund (a)	438,813	3,493
High Yield Fund I (a)	2,310,045	26,150
International Emerging Markets Fund (a)	761,890	21,569
International Equity Index Fund (a)	954,623	10,940
International Fund I (a)	1,644,293	20,718
International Growth Fund (a)	2,707,047	26,367
International Value Fund I (a)	2,650,069	31,642
LargeCap Growth Fund (a),(b)	3,409,067	29,522
LargeCap Growth Fund I (a)	5,922,216	59,873
LargeCap S&P 500 Index Fund (a)	4,064,563	38,938
LargeCap Value Fund (a)	2,743,893	28,454
LargeCap Value Fund I (a)	4,651,682	53,634
MidCap Growth Fund III (a),(b)	954,686	11,447
MidCap Value Fund I (a)	749,844	10,723
Preferred Securities Fund (a)	1,055,619	10,778
Real Estate Securities Fund (a)	962,954	17,420
SmallCap Growth Fund I (a),(b)	972,458	12,195
SmallCap Value Fund II (a)	976,273	10,378
	$ 469,224
TOTAL INVESTMENT COMPANIES	$ 469,224
Total Investments	$ 469,224
Other Assets in Excess of Liabilities, Net - 0.10%	$ 463
TOTAL NET ASSETS - 100.00%	$ 469,687

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 104,587
Unrealized Depreciation	(956)
Net Unrealized Appreciation (Depreciation)	$ 103,631
Cost for federal income tax purposes	$ 365,593
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58 .05%
International Equity Funds	24 .42%
Fixed Income Funds	15 .77%
Specialty Funds	1 .66%
Other Assets in Excess of Liabilities, Net	0 .10%
TOTAL NET ASSETS	100.00%

See accompanying notes

330

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,389,904	$ 12,438	254,929	$ 2,661	18,652	$ 198	1,626,181 $	14,901
Bond Market Index Fund	248,969	2,532	84,784	884	6,648	70	327,105	3,346
Core Plus Bond Fund I	1,230,373	13,011	280,856	3,080	17,635	196	1,493,594	15,895
Diversified Real Asset Fund	531,598	5,463	108,816	1,262	8,872	103	631,542	6,623
Global Real Estate Securities Fund	—	—	438,813	3,258	—	—	438,813	3,258
High Yield Fund I	1,625,837	15,183	707,778	7,828	23,570	264	2,310,045	22,747
International Emerging Markets Fund	666,436	11,668	103,778	2,744	8,324	221	761,890	14,191
International Equity Index Fund	771,422	7,252	198,652	2,116	15,451	165	954,623	9,203
International Fund I	1,295,194	13,312	367,052	4,286	17,953	210	1,644,293	17,388
International Growth Fund	2,569,861	17,943	177,709	1,617	40,523	367	2,707,047	19,201
International Value Fund I	1,969,967	18,089	712,864	7,823	32,762	366	2,650,069	25,546
LargeCap Growth Fund	2,996,770	18,760	449,918	3,715	37,621	311	3,409,067	22,164
LargeCap Growth Fund I	5,202,471	36,636	789,995	7,490	70,250	668	5,922,216	43,459
LargeCap S&P 500 Index Fund	3,525,480	25,733	588,861	5,285	49,778	449	4,064,563	30,569
LargeCap Value Fund	2,356,975	18,768	419,375	4,018	32,457	311	2,743,893	22,475
LargeCap Value Fund I	3,966,343	37,444	742,944	8,029	57,605	622	4,651,682	44,851
MidCap Growth Fund III	880,802	6,260	84,557	910	10,673	116	954,686	7,054
MidCap Value Fund I	681,346	6,324	77,243	1,016	8,745	116	749,844	7,224
Preferred Securities Fund	843,800	7,867	228,038	2,283	16,219	162	1,055,619	9,988
Real Estate Securities Fund	964,663	10,232	15,229	246	16,938	281	962,954	10,197
SmallCap Growth Fund I	899,454	6,440	83,493	910	10,489	116	972,458	7,235
SmallCap Value Fund II	890,453	7,094	97,677	947	11,857	117	976,273	7,925

		$ 298,449		$ 72,408		$ 5,429	$ 365,440

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 359		$ —			$ —
Bond Market Index Fund		54			—			—
Core Plus Bond Fund I		585			—			169
Diversified Real Asset Fund		31			1			1
Global Real Estate Securities Fund		16			—			1
High Yield Fund I		1,466			—			248
International Emerging Markets Fund		107			—			—
International Equity Index Fund		147			—			3
International Fund I		231			—			—
International Growth Fund		336			8			—
International Value Fund I		644			—			1,255
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		59			1			—
LargeCap S&P 500 Index Fund		427			—			—
LargeCap Value Fund		303			—			—
LargeCap Value Fund I		599			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		106			—			—
Preferred Securities Fund		316			—			32
Real Estate Securities Fund		128			—			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		37			1			—
	$ 5,951		$ 12			$ 1,709
All dollar amounts are shown in thousands (000's)

See accompanying notes

331

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.08%
Bond & Mortgage Securities Fund (a)	6,272,749 $	66,366
Bond Market Index Fund (a)	2,424,603	25,507
Core Plus Bond Fund I (a)	5,769,491	63,811
Diversified Real Asset Fund (a)	3,551,708	43,970
Global Real Estate Securities Fund (a)	1,403,933	11,175
High Yield Fund I (a)	13,170,520	149,090
International Emerging Markets Fund (a)	4,698,461	133,013
International Equity Index Fund (a)	6,370,198	73,002
International Fund I (a)	10,054,859	126,691
International Growth Fund (a)	17,706,734	172,464
International Value Fund I (a)	15,810,871	188,782
LargeCap Growth Fund (a),(b)	21,336,384	184,773
LargeCap Growth Fund I (a)	38,448,834	388,718
LargeCap S&P 500 Index Fund (a)	25,862,494	247,763
LargeCap Value Fund (a)	17,824,191	184,837
LargeCap Value Fund I (a)	30,644,083	353,326
MidCap Growth Fund III (a),(b)	6,135,400	73,563
MidCap Value Fund I (a)	4,857,536	69,463
Preferred Securities Fund (a)	7,156,976	73,073
Real Estate Securities Fund (a)	5,230,866	94,626
SmallCap Growth Fund I (a),(b)	7,818,083	98,039
SmallCap Value Fund II (a)	6,930,926	73,676
	$ 2,895,728
TOTAL INVESTMENT COMPANIES	$ 2,895,728
Total Investments	$ 2,895,728
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (2,456)
TOTAL NET ASSETS - 100.00%	$ 2,893,272

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 451,364
Unrealized Depreciation	(126,465)
Net Unrealized Appreciation (Depreciation)	$ 324,899
Cost for federal income tax purposes	$ 2,570,829
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61 .13%
International Equity Funds	24 .37%
Fixed Income Funds	13 .06%
Specialty Funds	1 .52%
Liabilities in Excess of Other Assets, Net	(0 .08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

332

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,132,472	$ 65,374	544,763	$ 5,687	404,486	$ 4,207	6,272,749	$ 66,849
Bond Market Index Fund	2,374,213	24,219	192,280	2,002	141,890	1,478	2,424,603	24,743
Core Plus Bond Fund I	5,467,233	57,540	675,158	7,393	372,900	4,081	5,769,491	60,852
Diversified Real Asset Fund	3,531,024	36,278	260,056	3,011	239,372	2,761	3,551,708	36,591
Global Real Estate Securities Fund	—	—	1,403,933	10,471	—	—	1,403,933	10,471
High Yield Fund I	11,867,139	116,855	1,999,958	21,857	696,577	7,679	13,170,520	131,047
International Emerging Markets Fund	4,664,940	108,987	294,451	7,789	260,930	6,969	4,698,461	109,807
International Equity Index Fund	6,255,662	58,793	603,671	6,427	489,135	5,202	6,370,198	60,061
International Fund I	9,537,153	125,293	1,080,780	12,618	563,074	6,583	10,054,859	131,353
International Growth Fund	18,331,433	224,857	576,497	5,258	1,201,196	10,844	17,706,734	219,753
International Value Fund I	14,165,380	127,712	2,687,431	29,264	1,041,940	11,464	15,810,871	145,525
LargeCap Growth Fund	21,326,184	153,035	1,179,021	9,747	1,168,821	9,618	21,336,384	153,159
LargeCap Growth Fund I	38,695,735	301,509	1,890,218	17,868	2,137,119	20,119	38,448,834	299,320
LargeCap S&P 500 Index Fund	25,768,546	229,227	1,752,472	15,685	1,658,524	14,870	25,862,494	230,038
LargeCap Value Fund	17,586,869	168,469	1,250,893	11,937	1,013,571	9,618	17,824,191	170,782
LargeCap Value Fund I	30,214,893	317,454	2,205,362	23,767	1,776,172	19,092	30,644,083	322,207
MidCap Growth Fund III	6,136,281	53,350	310,553	3,398	311,434	3,356	6,135,400	53,391
MidCap Value Fund I	4,801,011	55,476	310,792	4,124	254,267	3,355	4,857,536	56,248
Preferred Securities Fund	6,894,258	68,855	747,165	7,477	484,447	4,818	7,156,976	71,511
Real Estate Securities Fund	5,598,947	90,021	51,521	840	419,602	6,783	5,230,866	84,045
SmallCap Growth Fund I	7,899,367	76,683	305,500	3,398	386,784	4,316	7,818,083	75,770
SmallCap Value Fund II	6,901,454	54,640	374,170	3,674	344,698	3,355	6,930,926	55,016

		$ 2,514,627		$ 213,692		$ 160,568		$ 2,568,539

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 1,482		$ (5)			$ —
Bond Market Index Fund		492			—			4
Core Plus Bond Fund I		2,500			—			741
Diversified Real Asset Fund		197			63			6
Global Real Estate Securities Fund		47			—			2
High Yield Fund I		10,237			14			1,771
International Emerging Markets Fund		728			—			—
International Equity Index Fund		1,133			43			23
International Fund I		1,609			25			—
International Growth Fund		2,367			482			—
International Value Fund I		4,452			13			8,797
LargeCap Growth Fund		—			(5)			—
LargeCap Growth Fund I		430			62			—
LargeCap S&P 500 Index Fund		3,028			(4)			—
LargeCap Value Fund		2,190			(6)			—
LargeCap Value Fund I		4,414			78			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		726			3			—
Preferred Securities Fund		2,331			(3)			255
Real Estate Securities Fund		720			(33)			—
SmallCap Growth Fund I		—			5			—
SmallCap Value Fund II		275			57			—
	$ 39,358		$ 788			$ 11,599
All dollar amounts are shown in thousands (000's)

See accompanying notes

333

		Schedule of Investments
		Principal LifeTime 2045 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.85%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.85%
Bond & Mortgage Securities Fund (a)	339,299 $	3,590
Bond Market Index Fund (a)	74,310	782
Core Plus Bond Fund I (a)	309,096	3,419
Diversified Real Asset Fund (a)	234,178	2,899
Global Real Estate Securities Fund (a)	350,690	2,791
High Yield Fund I (a)	963,212	10,904
International Emerging Markets Fund (a)	372,958	10,558
International Equity Index Fund (a)	405,276	4,644
International Fund I (a)	833,491	10,502
International Growth Fund (a)	1,390,153	13,540
International Value Fund I (a)	1,446,826	17,275
LargeCap Growth Fund (a),(b)	1,711,787	14,824
LargeCap Growth Fund I (a)	2,930,565	29,628
LargeCap S&P 500 Index Fund (a)	1,923,154	18,424
LargeCap Value Fund (a)	1,396,141	14,478
LargeCap Value Fund I (a)	2,317,576	26,722
MidCap Growth Fund III (a),(b)	463,427	5,556
MidCap Value Fund I (a)	364,080	5,206
Preferred Securities Fund (a)	453,040	4,626
Real Estate Securities Fund (a)	392,632	7,103
SmallCap Growth Fund I (a),(b)	471,278	5,910
SmallCap Value Fund II (a)	476,024	5,060
	$ 218,441
TOTAL INVESTMENT COMPANIES	$ 218,441
Total Investments	$ 218,441
Other Assets in Excess of Liabilities, Net - 0.15%	$ 333
TOTAL NET ASSETS - 100.00%	$ 218,774

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 47,755
Unrealized Depreciation	(274)
Net Unrealized Appreciation (Depreciation)	$ 47,481
Cost for federal income tax purposes	$ 170,960
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60 .75%
International Equity Funds	27 .12%
Fixed Income Funds	10 .65%
Specialty Funds	1 .33%
Other Assets in Excess of Liabilities, Net	0 .15%
TOTAL NET ASSETS	100.00%

See accompanying notes

334

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	265,184	$ 2,358	76,734	$ 801	2,619	$ 26	339,299 $	3,133
Bond Market Index Fund	48,654	497	26,621	278	965	11	74,310	764
Core Plus Bond Fund I	233,961	2,462	77,489	851	2,354	26	309,096	3,287
Diversified Real Asset Fund	186,281	1,910	51,094	594	3,197	37	234,178	2,467
Global Real Estate Securities Fund	—	—	350,690	2,617	—	—	350,690	2,617
High Yield Fund I	729,985	6,866	244,414	2,698	11,187	124	963,212	9,440
International Emerging Markets Fund	308,072	5,512	69,137	1,827	4,251	114	372,958	7,225
International Equity Index Fund	267,146	2,618	144,182	1,542	6,052	64	405,276	4,096
International Fund I	606,030	5,720	236,510	2,766	9,049	107	833,491	8,379
International Growth Fund	1,288,293	9,352	118,291	1,078	16,431	150	1,390,153	10,280
International Value Fund I	1,021,490	9,658	441,806	4,870	16,470	185	1,446,826	14,343
LargeCap Growth Fund	1,449,916	9,115	280,812	2,321	18,941	158	1,711,787	11,278
LargeCap Growth Fund I	2,473,470	17,503	490,929	4,665	33,834	327	2,930,565	21,842
LargeCap S&P 500 Index Fund	1,587,946	11,633	358,816	3,228	23,608	216	1,923,154	14,645
LargeCap Value Fund	1,154,975	9,216	257,287	2,472	16,121	159	1,396,141	11,529
LargeCap Value Fund I	1,889,752	17,832	454,917	4,926	27,093	298	2,317,576	22,460
MidCap Growth Fund III	420,040	3,019	50,485	545	7,098	80	463,427	3,484
MidCap Value Fund I	324,723	3,047	45,225	596	5,868	81	364,080	3,563
Preferred Securities Fund	306,606	2,893	150,753	1,513	4,319	43	453,040	4,363
Real Estate Securities Fund	392,164	4,272	5,168	84	4,700	79	392,632	4,277
SmallCap Growth Fund I	428,346	3,095	49,872	545	6,940	81	471,278	3,560
SmallCap Value Fund II	425,987	3,407	57,938	562	7,901	80	476,024	3,890

		$ 131,985		$ 41,379		$ 2,446	$ 170,922

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 72		$ —			$ —
Bond Market Index Fund		11			—			—
Core Plus Bond Fund I		115			—			33
Diversified Real Asset Fund		11			—			—
Global Real Estate Securities Fund		11			—			1
High Yield Fund I		659			—			112
International Emerging Markets Fund		50			—			—
International Equity Index Fund		54			—			1
International Fund I		112			—			—
International Growth Fund		169			—			—
International Value Fund I		341			—			663
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		29			1			—
LargeCap S&P 500 Index Fund		195			—			—
LargeCap Value Fund		150			—			—
LargeCap Value Fund I		289			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		51			1			—
Preferred Securities Fund		124			—			12
Real Estate Securities Fund		52			—			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		18			1			—
	$ 2,513		$ 4			$ 822
All dollar amounts are shown in thousands (000's)

See accompanying notes

335

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.07%
Bond & Mortgage Securities Fund (a)	993,947 $	10,516
Bond Market Index Fund (a)	237,939	2,503
Core Plus Bond Fund I (a)	926,438	10,246
Diversified Real Asset Fund (a)	1,161,900	14,384
Global Real Estate Securities Fund (a)	790,298	6,291
High Yield Fund I (a)	5,060,956	57,290
International Emerging Markets Fund (a)	2,007,661	56,837
International Equity Index Fund (a)	2,682,180	30,738
International Fund I (a)	4,550,306	57,334
International Growth Fund (a)	8,182,440	79,697
International Value Fund I (a)	7,518,373	89,769
LargeCap Growth Fund (a),(b)	9,942,647	86,103
LargeCap Growth Fund I (a)	16,997,220	171,842
LargeCap S&P 500 Index Fund (a)	10,661,910	102,141
LargeCap Value Fund (a)	8,063,929	83,623
LargeCap Value Fund I (a)	13,326,004	153,649
MidCap Growth Fund III (a),(b)	2,793,576	33,495
MidCap Value Fund I (a)	2,127,242	30,420
Preferred Securities Fund (a)	2,630,634	26,859
Real Estate Securities Fund (a)	2,486,608	44,983
SmallCap Growth Fund I (a),(b)	3,349,999	42,009
SmallCap Value Fund II (a)	2,931,842	31,165
	$ 1,221,894
TOTAL INVESTMENT COMPANIES	$ 1,221,894
Total Investments	$ 1,221,894
Liabilities in Excess of Other Assets, Net - (0.07)%	$ (874)
TOTAL NET ASSETS - 100.00%	$ 1,221,020

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 201,853
Unrealized Depreciation	(54,665)
Net Unrealized Appreciation (Depreciation)	$ 147,188
Cost for federal income tax purposes	$ 1,074,706
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63 .82%
International Equity Funds	26 .27%
Fixed Income Funds	8 .80%
Specialty Funds	1 .18%
Liabilities in Excess of Other Assets, Net	(0 .07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

336

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	979,381	$ 10,475	108,572	$ 1,133	94,006	$ 978	993,947	$ 10,631
Bond Market Index Fund	236,706	2,400	32,292	336	31,059	324	237,939	2,412
Core Plus Bond Fund I	888,294	9,181	124,842	1,368	86,698	949	926,438	9,599
Diversified Real Asset Fund	1,157,290	11,754	106,876	1,240	102,266	1,186	1,161,900	11,825
Global Real Estate Securities Fund	—	—	790,298	5,903	—	—	790,298	5,903
High Yield Fund I	4,947,900	50,638	703,064	7,654	590,008	6,587	5,060,956	51,797
International Emerging Markets Fund	1,971,482	46,535	186,916	4,954	150,737	4,052	2,007,661	47,439
International Equity Index Fund	2,464,804	23,198	381,439	4,084	164,063	1,725	2,682,180	25,564
International Fund I	4,219,895	53,387	654,143	7,665	323,732	3,805	4,550,306	57,251
International Growth Fund	8,440,801	100,958	356,732	3,258	615,093	5,561	8,182,440	98,788
International Value Fund I	6,515,688	58,009	1,507,996	16,534	505,311	5,562	7,518,373	68,983
LargeCap Growth Fund	9,992,413	70,513	662,219	5,491	711,985	5,870	9,942,647	70,132
LargeCap Growth Fund I	17,165,140	134,094	1,174,557	11,172	1,342,477	12,695	16,997,220	132,583
LargeCap S&P 500 Index Fund	10,579,486	93,879	934,533	8,389	852,109	7,625	10,661,910	94,662
LargeCap Value Fund	8,000,909	75,633	677,416	6,483	614,396	5,870	8,063,929	76,248
LargeCap Value Fund I	13,225,176	138,336	1,194,188	12,905	1,093,360	11,795	13,326,004	139,450
MidCap Growth Fund III	2,915,734	24,544	136,013	1,470	258,171	2,854	2,793,576	23,167
MidCap Value Fund I	2,203,622	25,035	136,765	1,802	213,145	2,855	2,127,242	23,987
Preferred Securities Fund	2,346,997	24,143	398,050	3,990	114,413	1,131	2,630,634	27,001
Real Estate Securities Fund	2,555,978	41,489	21,575	352	90,945	1,455	2,486,608	40,374
SmallCap Growth Fund I	3,470,774	33,854	131,380	1,437	252,155	2,855	3,349,999	32,449
SmallCap Value Fund II	3,059,769	24,330	160,326	1,558	288,253	2,854	2,931,842	23,154

		$ 1,052,385		$ 109,178		$ 88,588		$ 1,073,399

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 237		$ 1			$ —
Bond Market Index Fund		49			—			—
Core Plus Bond Fund I		406			(1)			121
Diversified Real Asset Fund		65			17			2
Global Real Estate Securities Fund		27			—			1
High Yield Fund I		4,242			92			738
International Emerging Markets Fund		308			2			—
International Equity Index Fund		448			7			9
International Fund I		717			4			—
International Growth Fund		1,084			133			—
International Value Fund I		2,061			2			4,079
LargeCap Growth Fund		—			(2)			—
LargeCap Growth Fund I		190			12			—
LargeCap S&P 500 Index Fund		1,237			19			—
LargeCap Value Fund		992			2			—
LargeCap Value Fund I		1,922			4			—
MidCap Growth Fund III		—			7			—
MidCap Value Fund I		332			5			—
Preferred Securities Fund		818			(1)			88
Real Estate Securities Fund		333			(12)			—
SmallCap Growth Fund I		—			13			—
SmallCap Value Fund II		122			120			—
	$ 15,590		$ 424			$ 5,038
All dollar amounts are shown in thousands (000's)

See accompanying notes

337

		Schedule of Investments
		Principal LifeTime 2055 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.62%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.62%
Bond & Mortgage Securities Fund (a)	29,068 $	307
Bond Market Index Fund (a)	6,463	68
Core Plus Bond Fund I (a)	27,081	299
Diversified Real Asset Fund (a)	30,373	376
Global Real Estate Securities Fund (a)	82,406	656
High Yield Fund I (a)	120,736	1,367
International Emerging Markets Fund (a)	60,012	1,699
International Equity Index Fund (a)	95,760	1,097
International Fund I (a)	152,212	1,918
International Growth Fund (a)	187,228	1,824
International Value Fund I (a)	240,932	2,877
LargeCap Growth Fund (a),(b)	272,168	2,357
LargeCap Growth Fund I (a)	458,758	4,638
LargeCap S&P 500 Index Fund (a)	302,584	2,899
LargeCap Value Fund (a)	214,230	2,222
LargeCap Value Fund I (a)	374,153	4,314
MidCap Growth Fund III (a),(b)	67,963	815
MidCap Value Fund I (a)	53,803	769
Preferred Securities Fund (a)	71,876	734
Real Estate Securities Fund (a)	54,862	992
SmallCap Growth Fund I (a),(b)	69,997	878
SmallCap Value Fund II (a)	71,925	765
	$ 33,871
TOTAL INVESTMENT COMPANIES	$ 33,871
Total Investments	$ 33,871
Other Assets in Excess of Liabilities, Net - 0.38%	$ 130
TOTAL NET ASSETS - 100.00%	$ 34,001

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 6,491
Unrealized Depreciation	(36)
Net Unrealized Appreciation (Depreciation)	$ 6,455
Cost for federal income tax purposes	$ 27,416
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60 .73%
International Equity Funds	29 .62%
Fixed Income Funds	8 .16%
Specialty Funds	1 .11%
Other Assets in Excess of Liabilities, Net	0 .38%
TOTAL NET ASSETS	100.00%

See accompanying notes

338

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	28,953	$ 259		3,174 $	33	3,059	$ 31	29,068 $	261
Bond Market Index Fund	5,060	52		1,985	21	582	7	6,463	66
Core Plus Bond Fund I	26,162	278		3,809	42	2,890	32	27,081	288
Diversified Real Asset Fund	23,803	244		8,536	99	1,966	23	30,373	320
Global Real Estate Securities Fund	—	—		82,406	616	—	—	82,406	616
High Yield Fund I	102,266	983		30,662	337	12,192	136	120,736	1,184
International Emerging Markets Fund	44,359	848		19,523	520	3,870	101	60,012	1,267
International Equity Index Fund	62,650	598		40,061	430	6,951	75	95,760	953
International Fund I	95,118	911		65,232	765	8,138	95	152,212	1,581
International Growth Fund	168,373	1,263		37,150	343	18,295	166	187,228	1,444
International Value Fund I	139,324	1,368		116,341	1,290	14,733	166	240,932	2,492
LargeCap Growth Fund	215,838	1,396		75,306	626	18,976	157	272,168	1,865
LargeCap Growth Fund I	360,327	2,630		131,437	1,254	33,006	316	458,758	3,570
LargeCap S&P 500 Index Fund	231,970	1,735		93,207	842	22,593	204	302,584	2,373
LargeCap Value Fund	163,480	1,325		66,989	647	16,239	156	214,230	1,816
LargeCap Value Fund I	284,255	2,735		118,883	1,293	28,985	316	374,153	3,713
MidCap Growth Fund III	59,496	447		13,428	145	4,961	54	67,963	538
MidCap Value Fund I	46,333	451		11,540	152	4,070	54	53,803	549
Preferred Securities Fund	25,491	240		49,430	498	3,045	30	71,876	708
Real Estate Securities Fund	57,718	662		829	13	3,685	61	54,862	614
SmallCap Growth Fund I	61,616	461		13,272	145	4,891	55	69,997	551
SmallCap Value Fund II	62,265	504		15,177	148	5,517	55	71,925	597

		$ 19,390		$ 10,259			$ 2,290	$ 27,366

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 7			$ —			$ —
Bond Market Index Fund			1			—			—
Core Plus Bond Fund I			12			—			3
Diversified Real Asset Fund			1			—			—
Global Real Estate Securities Fund			2			—			—
High Yield Fund I			91			—			15
International Emerging Markets Fund			7			—			—
International Equity Index Fund			12			—			—
International Fund I			18			—			—
International Growth Fund			22			4			—
International Value Fund I			48			—			93
LargeCap Growth Fund			—			—			—
LargeCap Growth Fund I			4			2			—
LargeCap S&P 500 Index Fund			29			—			—
LargeCap Value Fund			21			—			—
LargeCap Value Fund I			44			1			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			7			—			—
Preferred Securities Fund			14			—			1
Real Estate Securities Fund			8			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			3			—			—
	$ 351			$ 7			$ 112
All dollar amounts are shown in thousands (000's)

See accompanying notes

339

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.83%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.83%
Bond & Mortgage Securities Fund (a)	10,174,510 $	107,646
Bond Market Index Fund (a)	2,938,208	30,910
Core Plus Bond Fund I (a)	9,455,201	104,575
Diversified Real Asset Fund (a)	2,732,569	33,829
Global Diversified Income Fund (a)	3,169,547	43,676
High Yield Fund I (a)	1,730,888	19,594
Inflation Protection Fund (a)	11,726,966	96,161
International Emerging Markets Fund (a)	113,210	3,205
International Equity Index Fund (a)	304,448	3,489
International Fund I (a)	654,597	8,248
International Growth Fund (a)	1,180,468	11,498
International Value Fund I (a)	1,010,144	12,061
LargeCap Growth Fund (a),(b)	1,350,706	11,697
LargeCap Growth Fund I (a)	2,166,021	21,898
LargeCap S&P 500 Index Fund (a)	1,823,076	17,465
LargeCap Value Fund (a)	936,755	9,714
LargeCap Value Fund I (a)	1,572,064	18,126
MidCap Growth Fund III (a),(b)	405,644	4,864
MidCap Value Fund I (a)	328,202	4,693
Preferred Securities Fund (a)	1,727,684	17,640
Short-Term Income Fund (a)	7,054,685	85,221
SmallCap Growth Fund I (a),(b)	534,030	6,697
SmallCap Value Fund II (a)	551,506	5,862
	$ 678,769
TOTAL INVESTMENT COMPANIES	$ 678,769
Total Investments	$ 678,769
Other Assets in Excess of Liabilities, Net - 0.17%	$ 1,122
TOTAL NET ASSETS - 100.00%	$ 679,891

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 50,206
Unrealized Depreciation	(20,987)
Net Unrealized Appreciation (Depreciation)	$ 29,219
Cost for federal income tax purposes	$ 649,550
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67 .91%
Domestic Equity Funds	14 .87%
Specialty Funds	11 .40%
International Equity Funds	5 .65%
Other Assets in Excess of Liabilities, Net	0 .17%
TOTAL NET ASSETS	100.00%

See accompanying notes

340

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	11,210,815	$ 120,908	359,715	$ 3,759	1,396,020	$ 14,552	10,174,510 $	109,990
Bond Market Index Fund	3,017,691	30,859	241,130	2,504	320,613	3,353	2,938,208	30,010
Core Plus Bond Fund I	10,088,157	107,218	645,920	7,034	1,278,876	14,056	9,455,201	100,203
Diversified Real Asset Fund	2,842,271	29,669	170,548	1,979	280,250	3,225	2,732,569	28,498
Global Diversified Income Fund	3,182,389	33,424	276,580	3,696	289,422	3,870	3,169,547	33,259
High Yield Fund I	1,820,567	17,401	226,074	2,443	315,753	3,537	1,730,888	16,407
Inflation Protection Fund	10,273,587	94,195	1,453,379	11,638	—	—	11,726,966	105,833
International Emerging Markets Fund	120,562	2,817	10,902	291	18,254	484	113,210	2,624
International Equity Index Fund	313,668	3,015	24,163	256	33,383	355	304,448	2,920
International Fund I	648,036	8,299	45,242	527	38,681	451	654,597	8,378
International Growth Fund	1,237,422	14,922	28,869	262	85,823	774	1,180,468	14,428
International Value Fund I	943,862	8,680	135,962	1,464	69,680	773	1,010,144	9,371
LargeCap Growth Fund	1,402,360	9,494	65,742	546	117,396	967	1,350,706	9,073
LargeCap Growth Fund I	2,254,517	18,034	117,500	1,117	205,996	1,935	2,166,021	17,238
LargeCap S&P 500 Index Fund	1,862,646	17,604	105,225	942	144,795	1,290	1,823,076	17,288
LargeCap Value Fund	969,420	9,805	69,352	663	102,017	968	936,755	9,518
LargeCap Value Fund I	1,629,982	15,532	122,434	1,322	180,352	1,934	1,572,064	14,935
MidCap Growth Fund III	418,975	3,343	16,555	182	29,886	322	405,644	3,206
MidCap Value Fund I	335,256	3,404	17,416	232	24,470	322	328,202	3,316
Preferred Securities Fund	1,980,256	21,102	72,709	725	325,281	3,278	1,727,684	18,662
Real Estate Securities Fund	484,205	7,447	—	—	484,205	7,647	—	—
Short-Term Income Fund	6,079,622	72,711	975,063	11,753	—	—	7,054,685	84,464
SmallCap Growth Fund I	547,171	4,367	16,267	182	29,408	322	534,030	4,250
SmallCap Value Fund II	564,075	4,371	20,660	204	33,229	323	551,506	4,264

		$ 658,621		$ 53,721		$ 64,738	$ 648,135

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 2,550		$ (125)			$ —
Bond Market Index Fund		606			—			4
Core Plus Bond Fund I		4,412			7			1,333
Diversified Real Asset Fund		154			75			5
Global Diversified Income Fund		1,416			9			103
High Yield Fund I		1,538			100			267
Inflation Protection Fund		1,305			—			—
International Emerging Markets Fund		18			—			—
International Equity Index Fund		55			4			1
International Fund I		106			3			—
International Growth Fund		158			18			—
International Value Fund I		288			—			572
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		24			22			—
LargeCap S&P 500 Index Fund		214			32			—
LargeCap Value Fund		117			18			—
LargeCap Value Fund I		230			15			—
MidCap Growth Fund III		—			3			—
MidCap Value Fund I		49			2			—
Preferred Securities Fund		635			113			72
Real Estate Securities Fund		—			200			—
Short-Term Income Fund		1,159			—			—
SmallCap Growth Fund I		—			23			—
SmallCap Value Fund II		22			12			—
	$ 15,056		$ 531			$ 2,357
All dollar amounts are shown in thousands (000's)

See accompanying notes

341

Schedule of Investments Real Estate Securities Fund April 30, 2011 (unaudited)

COMMON STOCKS - 96.90%	Shares Held Value (000's)			Maturity
Commercial Services - 1.01%				Amount
Corrections Corp of America (a)	749,800 $	18,662	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.46%			Investment in Joint Trading Account; Deutsche $	4,446	$ 4,446
Marriott International Inc/DE	387,345	13,673	Bank Repurchase Agreement; 0.03% dated
Starwood Hotels & Resorts Worldwide Inc	537,800	32,037	04/29/11 maturing 05/02/11 (collateralized by
	$ 45,710		Sovereign Agency Issues; $4,535,041; 0.00%
Real Estate - 1.53%			- 4.38%; dated 09/15/12 - 10/15/29)
CB Richard Ellis Group Inc (a)	451,723	12,066	Investment in Joint Trading Account; JP Morgan	1,638	1,638
Jones Lang LaSalle Inc	159,300	16,309	Repurchase Agreement; 0.02% dated
	$ 28,375		04/29/11 maturing 05/02/11 (collateralized by
REITS - 91.90%			Sovereign Agency Issues; $1,670,805; 0.00%
AMB Property Corp	471,870	17,176	- 9.80%; dated 06/15/11 - 09/26/19)
American Assets Trust Inc	433,740	9,577	Investment in Joint Trading Account; Merrill	4,109	4,109
American Campus Communities Inc	112,574	3,957	Lynch Repurchase Agreement; 0.03% dated
Apartment Investment & Management Co	1,597,979	43,082	04/29/11 maturing 05/02/11 (collateralized by
AvalonBay Communities Inc	551,370	69,809	Sovereign Agency Issues; $4,190,799; 0.00%
Boston Properties Inc	1,173,931	122,711	- 8.13%; dated 05/11/11 - 09/15/39)
Colonial Properties Trust	1,348,995	28,545	Investment in Joint Trading Account; Morgan	1,638	1,638
Digital Realty Trust Inc	854,417	51,556	Stanley Repurchase Agreement; 0.02% dated
Douglas Emmett Inc	935,748	19,473	04/29/11 maturing 05/02/11 (collateralized by
DuPont Fabros Technology Inc	978,490	23,934	Sovereign Agency Issues; $1,670,805; 1.11%
Education Realty Trust Inc	1,067,650	9,086	- 2.38%; dated 06/22/12 - 07/28/15)
Entertainment Properties Trust	653,900	31,132			$ 14,826
Equity Lifestyle Properties Inc	555,684	33,252	TOTAL REPURCHASE AGREEMENTS		$ 14,826
Equity One Inc	813,300	16,120	Total Investments		$ 1,831,808
Equity Residential	2,129,946	127,200	Other Assets in Excess of Liabilities, Net - 1.31%		$ 24,331
Essex Property Trust Inc	136,983	18,558	TOTAL NET ASSETS - 100.00%		$ 1,856,139
Federal Realty Investment Trust	376,858	32,998
General Growth Properties Inc	1,458,439	24,356
Glimcher Realty Trust	1,410,438	13,470	(a) Non-Income Producing Security
HCP Inc	1,473,972	58,399
Health Care REIT Inc	577,038	31,027
Hersha Hospitality Trust	2,000,577	11,883	Unrealized Appreciation (Depreciation)
Highwoods Properties Inc	248,500	9,170	The net federal income tax unrealized appreciation (depreciation) and federal tax
Home Properties Inc	131,664	8,348	cost of investments held as of the period end were as follows:
Host Hotels & Resorts Inc	4,445,088	79,078
Kimco Realty Corp	839,705	16,408	Unrealized Appreciation		$ 520,356
LaSalle Hotel Properties	1,115,815	31,399	Unrealized Depreciation		(1,197)
Macerich Co/The	212,080	11,202	Net Unrealized Appreciation (Depreciation)		$ 519,159
Mid-America Apartment Communities Inc	166,430	11,126	Cost for federal income tax purposes		$ 1,312,650
ProLogis	6,493,088	105,772	All dollar amounts are shown in thousands (000's)
PS Business Parks Inc	202,095	12,178
Public Storage Inc	946,170	110,995	Portfolio Summary (unaudited)
Ramco-Gershenson Properties Trust	746,730	9,625	Sector		Percent
Simon Property Group Inc	2,083,740	238,672	Financial		95 .22%
SL Green Realty Corp	831,406	68,616	Consumer, Cyclical		2 .46%
Tanger Factory Outlet Centers	641,580	17,727	Consumer, Non-cyclical		1 .01%
Taubman Centers Inc	214,315	12,462	Other Assets in Excess of Liabilities, Net		1 .31%
Ventas Inc	1,040,647	58,203
Vornado Realty Trust	1,112,303	107,537	TOTAL NET ASSETS		100.00%
	$ 1,705,819
TOTAL COMMON STOCKS	$ 1,798,566
CONVERTIBLE PREFERRED STOCKS -
0.99%	Shares Held Value (000's)
REITS - 0.99%
Digital Realty Trust Inc	509,800	18,416

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 18,416
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.80%	(000's)	Value (000's)
Banks - 0.80%
Investment in Joint Trading Account; Credit Suisse $ 2,995	$ 2,995
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $3,055,186; 0.00%; dated
08/15/14 - 08/15/37)

See accompanying notes

342

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.98%
Diversified International Fund (a)	30,702,868 $	336,810
Equity Income Fund (a)	37,337,897	705,686
Global Diversified Income Fund (a)	5,040,005	69,451
Global Real Estate Securities Fund (a)	2,264,889	18,029
Government & High Quality Bond Fund (a)	38,927,092	431,701
High Yield Fund (a)	13,917,493	113,567
Income Fund (a)	43,121,594	413,105
Inflation Protection Fund (a)	3,323,962	27,257
International Emerging Markets Fund (a)	3,565,572	100,941
LargeCap Blend Fund II (a)	8,690,876	90,038
LargeCap Growth Fund (a),(b)	23,516,487	203,653
LargeCap Growth Fund II (a)	10,341,283	92,761
LargeCap Value Fund (a)	8,472,299	87,858
LargeCap Value Fund III (a)	11,327,817	126,305
MidCap Blend Fund (a)	6,468,629	98,000
MidCap Growth Fund III (a),(b)	3,127,287	37,496
Preferred Securities Fund (a)	8,808,152	89,931
Principal Capital Appreciation Fund (a)	6,251,749	263,574
Real Estate Securities Fund (a)	839,090	15,179
Short-Term Income Fund (a)	4,095,386	49,472
SmallCap Growth Fund I (a),(b)	8,035,499	100,765
SmallCap Value Fund (a)	4,158,755	67,788
	$ 3,539,367
TOTAL INVESTMENT COMPANIES	$ 3,539,367
Total Investments	$ 3,539,367
Other Assets in Excess of Liabilities, Net - 0.02%	$ 807
TOTAL NET ASSETS - 100.00%	$ 3,540,174

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 447,515
Unrealized Depreciation	(6,974)
Net Unrealized Appreciation (Depreciation)	$ 440,541
Cost for federal income tax purposes	$ 3,098,826
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53 .37%
Fixed Income Funds	31 .78%
International Equity Funds	12 .87%
Specialty Funds	1 .96%
Other Assets in Excess of Liabilities, Net	0 .02%
TOTAL NET ASSETS	100.00%

See accompanying notes

343

Schedule of Investments
SAM Balanced Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	13,376,527	$ 161,318	—	$ —	13,376,527	$ 161,200	—	$ —
Diversified International Fund	29,471,335	289,075	1,771,850	17,938	540,317	5,484	30,702,868	300,254
Equity Income Fund	31,334,087	496,061	7,742,300	131,947	1,738,490	31,182	37,337,897	594,376
Global Diversified Income Fund	—	—	5,152,806	68,499	112,801	1,520	5,040,005	66,973
Global Real Estate Securities Fund	—	—	2,264,889	16,607	—	—	2,264,889	16,607
Government & High Quality Bond	36,437,335	385,064	3,172,313	35,385	682,556	7,581	38,927,092	413,145
Fund
High Yield Fund	18,263,114	133,814	1,191,794	9,548	5,537,415	45,166	13,917,493	100,027
Income Fund	38,227,933	341,470	5,404,721	51,721	511,060	4,872	43,121,594	388,230
Inflation Protection Fund	—	—	3,323,962	26,985	—	—	3,323,962	26,985
International Emerging Markets Fund	3,109,359	69,886	512,967	13,546	56,754	1,546	3,565,572	81,903
LargeCap Blend Fund II	—	—	8,847,556	83,008	156,680	1,542	8,690,876	81,504
LargeCap Growth Fund	24,015,177	129,990	271,559	2,206	770,249	6,313	23,516,487	127,094
LargeCap Growth Fund II	23,290,408	169,371	263,832	2,218	13,212,957	106,642	10,341,283	61,614
LargeCap Value Fund	—	—	8,472,299	85,500	—	—	8,472,299	85,500
LargeCap Value Fund III	26,937,564	255,822	558,006	5,754	16,167,753	167,220	11,327,817	97,436
MidCap Blend Fund	6,229,052	53,529	422,034	5,665	182,457	2,487	6,468,629	56,944
MidCap Growth Fund III	—	—	3,155,406	32,581	28,119	308	3,127,287	32,273
Money Market Fund	7,639	8	—	—	7,639	8	—	—
Preferred Securities Fund	12,585,559	105,752	473,684	4,720	4,251,091	42,589	8,808,152	69,979
Principal Capital Appreciation Fund	4,243,041	125,990	2,118,222	81,608	109,514	4,332	6,251,749	203,296
Real Estate Securities Fund	4,343,431	60,327	60,042	983	3,564,383	56,680	839,090	8,859
Short-Term Income Fund	3,805,517	43,716	289,869	3,496	—	—	4,095,386	47,212
SmallCap Growth Fund	8,000,223	38,675	—	—	8,000,223	62,996	—	—
SmallCap Growth Fund I	—	—	8,101,389	82,949	65,890	728	8,035,499	82,222
SmallCap Value Fund	4,205,694	64,971	55,696	865	102,635	1,546	4,158,755	64,050

		$ 2,924,839		$ 763,729		$ 711,942		$ 3,006,483

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (118)			$ —
Diversified International Fund		4,383			(1,275)			—
Equity Income Fund		9,994			(2,450)			—
Global Diversified Income Fund		2,065			(6)			131
Global Real Estate Securities Fund		199			—			19
Government & High Quality Bond Fund		9,229			277			—
High Yield Fund		5,265			1,831			1,621
Income Fund		11,450			(89)			—
Inflation Protection Fund		361			—			—
International Emerging Markets Fund		550			17			—
LargeCap Blend Fund II		672			38			—
LargeCap Growth Fund		—			1,211			—
LargeCap Growth Fund II		730			(3,333)			410
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		2,808			3,080			—
MidCap Blend Fund		1,277			237			2,972
MidCap Growth Fund III		—			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		2,980			2,096			343
Principal Capital Appreciation Fund		3,781			30			6,456
Real Estate Securities Fund		106			4,229			—
Short-Term Income Fund		696			—			—
SmallCap Growth Fund		—			24,321			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund		568			(240)			—
	$ 57,114		$ 29,857			$ 11,952
All dollar amounts are shown in thousands (000's)

See accompanying notes

344

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.86%
Diversified International Fund (a)	5,447,587 $	59,760
Equity Income Fund (a)	5,580,025	105,463
Global Diversified Income Fund (a)	1,985,940	27,366
Global Real Estate Securities Fund (a)	468,777	3,732
Government & High Quality Bond Fund (a)	15,819,992	175,444
High Yield Fund (a)	4,761,937	38,857
Income Fund (a)	17,596,146	168,571
Inflation Protection Fund (a)	1,293,146	10,604
International Emerging Markets Fund (a)	603,963	17,098
LargeCap Blend Fund II (a)	2,346,462	24,309
LargeCap Growth Fund (a),(b)	4,445,470	38,498
LargeCap Growth Fund II (a)	1,319,142	11,833
LargeCap Value Fund (a)	2,130,451	22,093
LargeCap Value Fund III (a)	2,206,389	24,601
MidCap Blend Fund (a)	1,066,184	16,153
MidCap Growth Fund III (a),(b)	956,379	11,467
Preferred Securities Fund (a)	3,413,819	34,855
Principal Capital Appreciation Fund (a)	1,394,809	58,805
Real Estate Securities Fund (a)	153,567	2,778
Short-Term Income Fund (a)	3,816,093	46,098
SmallCap Growth Fund I (a),(b)	895,042	11,224
SmallCap Value Fund (a)	778,545	12,690
	$ 922,299
TOTAL INVESTMENT COMPANIES	$ 922,299
Total Investments	$ 922,299
Other Assets in Excess of Liabilities, Net - 0.14%	$ 1,260
TOTAL NET ASSETS - 100.00%	$ 923,559

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 92,855
Unrealized Depreciation	(1,030)
Net Unrealized Appreciation (Depreciation)	$ 91,825
Cost for federal income tax purposes	$ 830,474
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51 .37%
Domestic Equity Funds	36 .81%
International Equity Funds	8 .72%
Specialty Funds	2 .96%
Other Assets in Excess of Liabilities, Net	0 .14%
TOTAL NET ASSETS	100.00%

See accompanying notes

345

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	2,545,676	$ 29,554	—	$ —	2,545,676	$ 30,691	— $	—
Diversified International Fund	5,057,990	47,552	478,069	4,845	88,472	909	5,447,587	51,228
Equity Income Fund	5,044,965	79,937	757,402	12,938	222,342	4,009	5,580,025	88,462
Global Diversified Income Fund	—	—	1,993,667	26,605	7,727	106	1,985,940	26,499
Global Real Estate Securities Fund	—	—	468,777	3,435	—	—	468,777	3,435
Government & High Quality Bond	15,483,759	165,707	1,560,042	17,284	1,223,809	13,727	15,819,992	169,349
Fund
High Yield Fund	6,483,072	48,247	509,993	4,090	2,231,128	18,207	4,761,937	34,374
Income Fund	15,624,829	141,814	2,193,717	20,906	222,400	2,112	17,596,146	160,560
Inflation Protection Fund	—	—	1,303,935	10,580	10,789	86	1,293,146	10,491
International Emerging Markets Fund	587,746	11,592	25,985	686	9,768	266	603,963	12,017
LargeCap Blend Fund II	—	—	2,391,994	22,464	45,532	450	2,346,462	22,026
LargeCap Growth Fund	4,558,838	25,406	43,391	350	156,759	1,300	4,445,470	24,626
LargeCap Growth Fund II	4,348,369	29,736	237,483	2,032	3,266,710	26,359	1,319,142	7,877
LargeCap Value Fund	—	—	2,130,451	21,500	—	—	2,130,451	21,500
LargeCap Value Fund III	4,403,748	41,443	228,342	2,362	2,425,701	25,907	2,206,389	19,170
MidCap Blend Fund	1,024,247	10,342	67,991	918	26,054	357	1,066,184	10,914
MidCap Growth Fund III	—	—	962,698	9,798	6,319	69	956,379	9,731
Money Market Fund	8,447	8	—	—	8,447	8	—	—
Preferred Securities Fund	3,115,324	25,725	342,328	3,415	43,833	439	3,413,819	28,698
Principal Capital Appreciation Fund	991,380	30,745	432,100	16,688	28,671	1,152	1,394,809	46,287
Real Estate Securities Fund	380,011	3,678	4,832	77	231,276	3,719	153,567	1,352
Short-Term Income Fund	3,424,975	39,880	434,835	5,242	43,717	527	3,816,093	44,591
SmallCap Growth Fund	1,385,718	6,960	—	—	1,385,718	10,906	—	—
SmallCap Growth Fund I	—	—	902,779	9,180	7,737	85	895,042	9,102
SmallCap Value Fund	747,673	10,212	44,420	684	13,548	207	778,545	10,661

		$ 748,538		$ 196,079		$ 141,598	$ 812,950

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ 1,137			$ —
Diversified International Fund		777			(260)			—
Equity Income Fund		1,491			(404)			—
Global Diversified Income Fund		849			—			62
Global Real Estate Securities Fund		41			—			4
Government & High Quality Bond Fund		3,681			85			—
High Yield Fund		1,784			244			542
Income Fund		4,573			(48)			—
Inflation Protection Fund		127			(3)			—
International Emerging Markets Fund		91			5			—
LargeCap Blend Fund II		172			12			—
LargeCap Growth Fund		—			170			—
LargeCap Growth Fund II		79			2,468			44
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		600			1,272			—
MidCap Blend Fund		212			11			492
MidCap Growth Fund III		—			2			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,092			(3)			116
Principal Capital Appreciation Fund		832			6			1,421
Real Estate Securities Fund		20			1,316			—
Short-Term Income Fund		633			(4)			—
SmallCap Growth Fund		—			3,946			—
SmallCap Growth Fund I		—			7			—
SmallCap Value Fund		103			(28)			—
	$ 17,157		$ 9,931			$ 2,681
All dollar amounts are shown in thousands (000's)

See accompanying notes

346

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.10%
Diversified International Fund (a)	28,409,297 $	311,650
Diversified Real Asset Fund (a)	4,268,836	52,848
Equity Income Fund (a)	30,348,914	573,594
Global Real Estate Securities Fund (a)	3,256,465	25,921
Government & High Quality Bond Fund (a)	11,614,054	128,800
High Yield Fund (a)	6,467,756	52,777
Income Fund (a)	12,260,966	117,460
Inflation Protection Fund (a)	3,128	26
International Emerging Markets Fund (a)	2,860,794	80,989
LargeCap Blend Fund II (a)	7,298,681	75,614
LargeCap Growth Fund (a),(b)	17,530,755	151,816
LargeCap Growth Fund II (a)	9,838,380	88,250
LargeCap Value Fund (a)	10,949,443	113,546
LargeCap Value Fund III (a)	13,421,469	149,649
MidCap Blend Fund (a)	7,527,165	114,037
MidCap Growth Fund III (a),(b)	3,385,383	40,591
Money Market Fund (a)	344,137	344
Preferred Securities Fund (a)	2,380,559	24,306
Principal Capital Appreciation Fund (a)	5,793,270	244,244
Real Estate Securities Fund (a)	600,077	10,855
Short-Term Income Fund (a)	1,180,602	14,262
SmallCap Growth Fund I (a),(b)	8,735,692	109,546
SmallCap Value Fund (a)	3,533,495	57,596
	$ 2,538,721
TOTAL INVESTMENT COMPANIES	$ 2,538,721
Total Investments	$ 2,538,721
Liabilities in Excess of Other Assets, Net - (0.10)%	$ (2,518)
TOTAL NET ASSETS - 100.00%	$ 2,536,203

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 361,653
Unrealized Depreciation	(9,485)
Net Unrealized Appreciation (Depreciation)	$ 352,168
Cost for federal income tax purposes	$ 2,186,553
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	68 .20%
International Equity Funds	16 .50%
Fixed Income Funds	13 .32%
Specialty Funds	2 .08%
Liabilities in Excess of Other Assets, Net	(0 .10)%
TOTAL NET ASSETS	100.00%

See accompanying notes

347

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	12,004,481	$ 147,511	4,525	$ 53	12,009,006	$ 144,771	—	$ —
Diversified International Fund	26,018,362	269,341	3,184,140	31,635	793,205	8,045	28,409,297	290,890
Diversified Real Asset Fund	—	—	4,332,627	48,288	63,791	765	4,268,836	47,551
Equity Income Fund	28,046,699	445,612	4,128,836	70,626	1,826,621	32,676	30,348,914	481,227
Global Real Estate Securities Fund	—	—	3,256,465	23,879	—	—	3,256,465	23,879
Government & High Quality Bond	11,451,326	120,285	564,675	6,264	401,947	4,447	11,614,054	122,075
Fund
High Yield Fund	8,320,991	59,899	575,859	4,610	2,429,094	19,798	6,467,756	45,838
Income Fund	11,136,944	98,474	1,487,983	14,266	363,961	3,459	12,260,966	109,205
Inflation Protection Fund	—	—	3,128	25	—	—	3,128	25
International Emerging Markets Fund	2,879,813	71,702	63,698	1,697	82,717	2,219	2,860,794	71,189
LargeCap Blend Fund II	—	—	7,605,435	71,054	306,754	3,026	7,298,681	68,116
LargeCap Growth Fund	20,089,492	112,839	54,633	445	2,613,370	20,953	17,530,755	96,954
LargeCap Growth Fund II	19,044,671	137,031	186,754	1,555	9,393,045	75,865	9,838,380	63,509
LargeCap Value Fund	—	—	10,949,443	110,500	—	—	10,949,443	110,500
LargeCap Value Fund III	29,250,558	284,285	584,019	5,954	16,413,108	171,982	13,421,469	122,807
MidCap Blend Fund	7,339,768	64,061	455,811	6,078	268,414	3,665	7,527,165	66,693
MidCap Growth Fund III	—	—	3,472,632	34,616	87,249	957	3,385,383	33,741
Money Market Fund	191,086	191	153,051	153	—	—	344,137	344
Preferred Securities Fund	3,794,404	31,943	127,743	1,272	1,541,588	15,439	2,380,559	18,737
Principal Capital Appreciation Fund	4,332,975	131,555	1,643,765	63,942	183,470	7,306	5,793,270	188,302
Real Estate Securities Fund	3,574,967	52,136	4,847	79	2,979,737	47,300	600,077	7,375
Short-Term Income Fund	1,139,247	13,186	41,355	499	—	—	1,180,602	13,685
SmallCap Growth Fund	6,828,563	33,246	—	—	6,828,563	54,512	—	—
SmallCap Growth Fund I	—	—	8,794,693	90,671	59,001	641	8,735,692	90,030
SmallCap Value Fund	3,670,163	59,684	34,627	532	171,295	2,590	3,533,495	57,234

		$ 2,132,981		$ 588,693		$ 620,416		$ 2,129,906

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (2,793)			$ —
Diversified International Fund		4,097			(2,041)			—
Diversified Real Asset Fund		230			28			6
Equity Income Fund		8,162			(2,335)			—
Global Real Estate Securities Fund		285			—			27
Government & High Quality Bond Fund		2,811			(27)			—
High Yield Fund		2,517			1,127			783
Income Fund		3,335			(76)			—
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		444			9			—
LargeCap Blend Fund II		582			88			—
LargeCap Growth Fund		—			4,623			—
LargeCap Growth Fund II		705			788			398
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		3,513			4,550			—
MidCap Blend Fund		1,508			219			3,515
MidCap Growth Fund III		—			82			—
Money Market Fund		—			—			—
Preferred Securities Fund		825			961			97
Principal Capital Appreciation Fund		3,369			111			5,770
Real Estate Securities Fund		79			2,460			—
Short-Term Income Fund		205			—			—
SmallCap Growth Fund		—			21,266			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		492			(392)			—
	$ 33,159		$ 28,648			$ 10,596
All dollar amounts are shown in thousands (000's)

See accompanying notes

348

		Schedule of Investments
	SAM Flexible Income Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.76%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.76%
Diversified International Fund (a)	3,040,810 $	33,357
Equity Income Fund (a)	5,173,695	97,783
Global Diversified Income Fund (a)	4,698,485	64,745
Global Real Estate Securities Fund (a)	1,391,961	11,080
Government & High Quality Bond Fund (a)	22,481,326	249,318
High Yield Fund (a)	7,094,451	57,891
Income Fund (a)	26,349,572	252,429
International Emerging Markets Fund (a)	388,032	10,985
LargeCap Blend Fund II (a)	1,802,483	18,674
LargeCap Growth Fund (a),(b)	1,389,119	12,030
LargeCap Growth Fund II (a)	1,239,007	11,114
LargeCap Value Fund (a)	1,684,590	17,469
LargeCap Value Fund III (a)	2,020,091	22,524
MidCap Blend Fund (a)	1,139,051	17,256
Preferred Securities Fund (a)	6,657,773	67,976
Principal Capital Appreciation Fund (a)	497,030	20,955
Real Estate Securities Fund (a)	982,820	17,779
Short-Term Income Fund (a)	7,221,591	87,237
SmallCap Growth Fund I (a),(b)	319,127	4,002
SmallCap Value Fund (a)	403,299	6,574
	$ 1,081,178
TOTAL INVESTMENT COMPANIES	$ 1,081,178
Total Investments	$ 1,081,178
Other Assets in Excess of Liabilities, Net - 0.24%	$ 2,606
TOTAL NET ASSETS - 100.00%	$ 1,083,784

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 93,648
Unrealized Depreciation	(2,342)
Net Unrealized Appreciation (Depreciation)	$ 91,306
Cost for federal income tax purposes	$ 989,872
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65 .96%
Domestic Equity Funds	22 .71%
Specialty Funds	5 .98%
International Equity Funds	5 .11%
Other Assets in Excess of Liabilities, Net	0 .24%
TOTAL NET ASSETS	100.00%

See accompanying notes

349

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	1,899,634	$ 19,862	—	$ —	1,899,634	$ 22,912	— $	—
Diversified International Fund	3,978,901	44,164	131,946	1,361	1,070,037	10,739	3,040,810	28,576
Equity Income Fund	4,043,722	60,130	1,258,228	21,398	128,255	2,286	5,173,695	79,242
Global Diversified Income Fund	—	—	4,753,919	63,466	55,434	742	4,698,485	62,716
Global Real Estate Securities Fund	—	—	1,402,554	10,133	10,593	78	1,391,961	10,054
Government & High Quality Bond	21,026,091	224,454	2,411,793	26,673	956,558	10,721	22,481,326	240,814
Fund
High Yield Fund	9,447,743	67,855	779,938	6,266	3,133,230	25,568	7,094,451	49,631
Income Fund	22,444,813	201,892	4,166,154	39,706	261,395	2,480	26,349,572	239,060
International Emerging Markets Fund	375,974	9,129	15,312	403	3,254	86	388,032	9,417
LargeCap Blend Fund II	—	—	1,821,315	17,197	18,832	184	1,802,483	17,017
LargeCap Growth Fund	2,879,800	14,829	86,659	735	1,577,340	12,486	1,389,119	6,859
LargeCap Growth Fund II	2,711,017	17,990	16,692	138	1,488,702	11,963	1,239,007	6,941
LargeCap Value Fund	—	—	1,684,590	17,000	—	—	1,684,590	17,000
LargeCap Value Fund III	5,214,852	47,459	141,892	1,467	3,336,653	34,544	2,020,091	16,040
MidCap Blend Fund	1,113,186	9,857	57,274	762	31,409	434	1,139,051	10,210
Money Market Fund	9,787	10	—	—	9,787	10	—	—
Preferred Securities Fund	6,143,774	49,403	648,926	6,470	134,927	1,355	6,657,773	54,511
Principal Capital Appreciation Fund	270,053	6,828	230,338	9,124	3,361	130	497,030	15,821
Real Estate Securities Fund	714,613	9,204	282,132	4,526	13,925	233	982,820	13,499
Short-Term Income Fund	6,735,762	78,381	999,192	12,043	513,363	6,225	7,221,591	84,370
SmallCap Growth Fund	940,455	4,295	—	—	940,455	7,405	—	—
SmallCap Growth Fund I	—	—	319,127	3,264	—	—	319,127	3,264
SmallCap Value Fund	548,198	7,781	3,612	55	148,511	2,157	403,299	5,290

		$ 873,523		$ 242,187		$ 152,738	$ 970,332

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ 3,050			$ —
Diversified International Fund		430			(6,210)			—
Equity Income Fund		1,370			—			—
Global Diversified Income Fund		1,997			(8)			139
Global Real Estate Securities Fund		120			(1)			12
Government & High Quality Bond Fund		5,153			408			—
High Yield Fund		2,638			1,078			805
Income Fund		6,721			(58)			—
International Emerging Markets Fund		58			(29)			—
LargeCap Blend Fund II		119			4			—
LargeCap Growth Fund		—			3,781			—
LargeCap Growth Fund II		89			776			50
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		521			1,658			—
MidCap Blend Fund		229			25			533
Money Market Fund		—			—			—
Preferred Securities Fund		2,143			(7)			227
Principal Capital Appreciation Fund		214			(1)			365
Real Estate Securities Fund		131			2			—
Short-Term Income Fund		1,177			171			—
SmallCap Growth Fund		—			3,110			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		55			(389)			—
	$ 23,165		$ 7,360			$ 2,131
All dollar amounts are shown in thousands (000's)

See accompanying notes

350

		Schedule of Investments
	SAM Strategic Growth Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.14%
Diversified International Fund (a)	20,400,913 $	223,798
Equity Income Fund (a)	19,442,936	367,472
Global Real Estate Securities Fund (a)	4,158,165	33,099
Government & High Quality Bond Fund (a)	664,229	7,366
International Emerging Markets Fund (a)	2,693,861	76,263
LargeCap Blend Fund II (a)	7,830,689	81,126
LargeCap Growth Fund (a),(b)	14,795,315	128,127
LargeCap Growth Fund II (a)	7,315,846	65,623
LargeCap Value Fund (a)	5,945,334	61,653
LargeCap Value Fund III (a)	7,375,858	82,241
MidCap Blend Fund (a)	5,387,938	81,627
MidCap Growth Fund III (a),(b)	5,234,687	62,764
Principal Capital Appreciation Fund (a)	4,990,935	210,418
Real Estate Securities Fund (a)	677,345	12,253
SmallCap Growth Fund I (a),(b)	6,995,823	87,728
SmallCap Value Fund (a)	2,614,652	42,619
SmallCap Value Fund II (a)	1,633,863	17,368
	$ 1,641,545
TOTAL INVESTMENT COMPANIES	$ 1,641,545
Total Investments	$ 1,641,545
Liabilities in Excess of Other Assets, Net - (0.14)%	$ (2,295)
TOTAL NET ASSETS - 100.00%	$ 1,639,250

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 235,510
Unrealized Depreciation	(9,439)
Net Unrealized Appreciation (Depreciation)	$ 226,071
Cost for federal income tax purposes	$ 1,415,474
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	79 .37%
International Equity Funds	20 .32%
Fixed Income Funds	0 .45%
Liabilities in Excess of Other Assets, Net	(0 .14)%
TOTAL NET ASSETS	100.00%

See accompanying notes

351

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	10,694,836	$ 139,798	2,348	$ 28	10,697,184	$ 128,956	—	$ —
Diversified International Fund	19,719,747	204,453	1,223,754	12,377	542,588	5,505	20,400,913	209,583
Equity Income Fund	18,693,092	305,244	1,773,997	30,615	1,024,153	18,350	19,442,936	315,293
Global Real Estate Securities Fund	—	—	4,307,638	31,040	149,473	1,126	4,158,165	29,922
Government & High Quality Bond	—	—	675,075	7,574	10,846	120	664,229	7,452
Fund
High Yield Fund	7,616,428	56,212	55,778	455	7,672,206	62,601	—	—
International Emerging Markets Fund	2,016,079	45,506	724,947	18,929	47,165	1,273	2,693,861	63,164
LargeCap Blend Fund II	—	—	8,087,380	74,419	256,691	2,534	7,830,689	71,962
LargeCap Growth Fund	13,669,369	79,029	1,471,979	11,645	346,033	2,861	14,795,315	87,900
LargeCap Growth Fund II	12,887,836	94,574	186,848	1,557	5,758,838	46,845	7,315,846	47,384
LargeCap Value Fund	—	—	5,945,334	60,000	—	—	5,945,334	60,000
LargeCap Value Fund III	21,187,285	201,366	310,862	3,171	14,122,289	145,179	7,375,858	61,817
MidCap Blend Fund	5,218,779	46,408	324,267	4,327	155,108	2,116	5,387,938	48,854
MidCap Growth Fund III	—	—	5,387,252	54,867	152,565	1,710	5,234,687	53,245
Money Market Fund	23,392	23	—	—	23,392	23	—	—
Principal Capital Appreciation Fund	3,128,190	96,315	2,070,634	80,137	207,889	8,395	4,990,935	168,276
Real Estate Securities Fund	2,567,452	37,695	24,840	399	1,914,947	30,348	677,345	8,482
Short-Term Income Fund	6,590	73	17	—	6,607	80	—	—
SmallCap Growth Fund	5,310,965	27,976	—	—	5,310,965	41,757	—	—
SmallCap Growth Fund I	—	—	7,109,182	73,374	113,359	1,254	6,995,823	72,142
SmallCap Value Fund	2,721,532	44,728	37,998	585	144,878	2,194	2,614,652	42,789
SmallCap Value Fund II	—	—	1,664,804	15,025	30,941	303	1,633,863	14,731

		$ 1,379,400		$ 480,524		$ 503,530		$ 1,362,996

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (10,870)			$ —
Diversified International Fund		2,939			(1,742)			—
Equity Income Fund		5,209			(2,216)			—
Global Real Estate Securities Fund		337			8			25
Government & High Quality Bond Fund		142			(2)			—
High Yield Fund		202			5,934			—
International Emerging Markets Fund		417			2			—
LargeCap Blend Fund II		618			77			—
LargeCap Growth Fund		—			87			—
LargeCap Growth Fund II		518			(1,902)			350
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		1,911			2,459			—
MidCap Blend Fund		1,066			235			2,487
MidCap Growth Fund III		—			88			—
Money Market Fund		—			—			—
Principal Capital Appreciation Fund		3,066			219			4,738
Real Estate Securities Fund		91			736			—
Short-Term Income Fund		—			7			—
SmallCap Growth Fund		—			13,781			—
SmallCap Growth Fund I		—			22			—
SmallCap Value Fund		361			(330)			—
SmallCap Value Fund II		65			9			—
	$ 16,942		$ 6,602			$ 7,600
All dollar amounts are shown in thousands (000's)

See accompanying notes

352

Schedule of Investments
Short-Term Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 96.94%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.26%			Chemicals - 3.40%
General Dynamics Corp			Air Products & Chemicals Inc
1.80%, 07/15/2011	$ 2,600	$ 2,610	4.15%, 02/01/2013	$ 1,750	$ 1,825
			Airgas Inc
Automobile Asset Backed Securities - 0.14%			3.25%, 10/01/2015	12,000	12,128
Bank of America Auto Trust			Dow Chemical Co/The
2.67%, 07/15/2013(a)	173	175	7.60%, 05/15/2014	8,000	9,287
Ford Credit Auto Lease Trust			EI du Pont de Nemours & Co
1.04%, 03/15/2013(a)	72	72	5.00%, 07/15/2013	2,500	2,711
Ford Credit Auto Owner Trust			PPG Industries Inc
3.96%, 04/15/2012	39	39	5.75%, 03/15/2013	7,500	8,095
5.47%, 09/15/2012(b)	350	354			$ 34,046
Nissan Auto Lease Trust			Commercial Services - 0.65%
1.39%, 01/15/2016	625	628	Western Union Co/The
Nissan Auto Receivables Owner Trust			5.40%, 11/17/2011	5,000	5,130
4.28%, 07/15/2013	160	163	Yale University
		$ 1,431	2.90%, 10/15/2014	1,330	1,389
Automobile Floor Plan Asset Backed Securities - 0.02%					$ 6,519
Nissan Master Owner Trust Receivables			Computers - 1.30%
1.37%, 01/15/2015(a),(b)	230	233	Hewlett-Packard Co
			1.25%, 09/13/2013	3,500	3,508
Banks - 20.60%			4.25%, 02/24/2012	4,000	4,126
American Express Bank FSB			International Business Machines Corp
5.50%, 04/16/2013	4,150	4,462	2.10%, 05/06/2013	5,250	5,385
Bank of America Corp					$ 13,019
4.50%, 04/01/2015	5,250	5,523	Diversified Financial Services - 10.35%
4.88%, 01/15/2013	5,000	5,270	American Express Credit Corp
Bank of New York Mellon Corp/The			2.75%, 09/15/2015	4,000	3,987
2.95%, 06/18/2015	13,060	13,439	5.88%, 05/02/2013	7,000	7,580
Barclays Bank PLC			American Honda Finance Corp
2.50%, 01/23/2013	2,100	2,147	1.63%, 09/20/2013(a)	4,500	4,505
5.20%, 07/10/2014	7,500	8,165	2.38%, 03/18/2013(a)	800	814
Citigroup Inc			4.63%, 04/02/2013(a)	7,500	7,952
5.50%, 08/27/2012	3,050	3,211	BlackRock Inc
6.00%, 12/13/2013	10,000	10,941	2.25%, 12/10/2012	6,250	6,387
6.50%, 08/19/2013	5,000	5,494	Countrywide Financial Corp
Commonwealth Bank of Australia			5.80%, 06/07/2012	8,000	8,403
2.13%, 03/17/2014(a)	7,250	7,296	ERAC USA Finance LLC
3.75%, 10/15/2014(a)	12,500	13,129	2.75%, 07/01/2013(a)	6,250	6,353
Goldman Sachs Group Inc/The			5.60%, 05/01/2015(a)	3,750	4,111
3.70%, 08/01/2015	5,500	5,637	5.80%, 10/15/2012(a)	5,250	5,571
5.25%, 10/15/2013	5,000	5,398	FMR LLC
6.00%, 05/01/2014	6,000	6,630	4.75%, 03/01/2013(a)	11,500	12,105
ING Bank NV			Franklin Resources Inc
4.00%, 03/15/2016(a)	15,250	15,496	2.00%, 05/20/2013	7,500	7,624
JP Morgan Chase & Co			General Electric Capital Corp
2.20%, 06/15/2012	3,250	3,317	2.80%, 01/08/2013	5,250	5,389
3.70%, 01/20/2015	8,400	8,722	3.50%, 06/29/2015	3,500	3,639
5.38%, 10/01/2012	5,250	5,571	5.72%, 08/22/2011	5,000	5,060
5.60%, 06/01/2011	600	602	Jefferies Group Inc
Lloyds TSB Bank PLC			3.88%, 11/09/2015	1,000	1,013
4.88%, 01/21/2016	15,000	15,745	5.88%, 06/08/2014	5,500	5,974
Morgan Stanley			MassMutual Global Funding II
1.95%, 06/20/2012	4,500	4,577	2.30%, 09/28/2015(a)	6,500	6,440
2.88%, 01/24/2014	8,000	8,122	Toyota Motor Credit Corp
6.00%, 05/13/2014	6,500	7,118	3.20%, 06/17/2015	750	773
6.00%, 04/28/2015	4,500	4,963			$ 103,680
Regions Bank/Birmingham AL			Electric - 2.60%
3.25%, 12/09/2011	3,500	3,565	Commonwealth Edison Co
Santander US Debt SA Unipersonal			4.70%, 04/15/2015	1,500	1,621
2.49%, 01/18/2013(a)	4,750	4,733
			5.40%, 12/15/2011	4,500	4,634
Wells Fargo & Co			LG&E and KU Energy LLC
3.63%, 04/15/2015	5,850	6,134	2.13%, 11/15/2015(a)	2,500	2,404
4.38%, 01/31/2013	5,500	5,806	Nisource Finance Corp
Westpac Banking Corp			6.15%, 03/01/2013	4,250	4,605
2.25%, 11/19/2012	6,950	7,083	Oncor Electric Delivery Co LLC
3.00%, 08/04/2015	8,000	8,052	5.95%, 09/01/2013	8,750	9,589
		$ 206,348	6.38%, 05/01/2012	3,000	3,154
					$ 26,007

See accompanying notes

353

Schedule of Investments
Short-Term Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker - 3.00%			Insurance (continued)
Fannie Mae			Prudential Financial Inc
0.75%, 12/18/2013	$ 8,000 $	7,937	3.63%, 09/17/2012	$ 4,250 $	4,383
1.00%, 04/04/2012	10,000	10,064	4.50%, 07/15/2013	1,000	1,054
1.63%, 07/27/2011	4,000	4,014	5.15%, 01/15/2013	950	1,006
Freddie Mac				$ 61,363
1.13%, 07/27/2012	8,000	8,067	Iron & Steel - 1.54%
	$ 30,082		ArcelorMittal
Food - 0.98%			3.75%, 03/01/2016	6,500	6,590
Corn Products International Inc			Nucor Corp
3.20%, 11/01/2015	6,500	6,573	5.00%, 12/01/2012	8,300	8,814
General Mills Inc				$ 15,404
8.02%, 02/05/2013	650	718	Manufactured Housing Asset Backed Securities - 0.01%
Sara Lee Corp			Green Tree Financial Corp
2.75%, 09/15/2015	2,500	2,502	7.70%, 09/15/2026	120	114
	$ 9,793
Gas - 0.74%			Media - 1.12%
Florida Gas Transmission Co LLC			DIRECTV Holdings LLC / DIRECTV Financing
4.00%, 07/15/2015(a)	2,500	2,609	Co Inc
Sempra Energy			3.55%, 03/15/2015	5,500	5,694
6.00%, 02/01/2013	4,500	4,816	6.38%, 06/15/2015	1,750	1,800
	$ 7,425		Time Warner Cable Inc
Healthcare - Services - 0.45%			5.40%, 07/02/2012	3,500	3,683
UnitedHealth Group Inc				$ 11,177
4.88%, 02/15/2013	4,250	4,518	Mining - 1.10%
			Anglo American Capital PLC
Home Equity Asset Backed Securities - 5.06%			2.15%, 09/27/2013(a)	6,500	6,577
ACE Securities Corp			Vulcan Materials Co
0.55%, 05/25/2035(b)	7,334	6,734	5.60%, 11/30/2012	4,250	4,414
0.66%, 04/25/2035(b)	7,734	7,587		$ 10,991
Aegis Asset Backed Securities Trust			Miscellaneous Manufacturing - 0.77%
0.69%, 03/25/2035(b)	5,110	5,033	Cargill Inc
Bayview Financial Acquisition Trust			5.20%, 01/22/2013(a)	7,250	7,747
0.44%, 11/28/2036(b)	233	217
6.04%, 11/28/2036	3,785	3,793	Mortgage Backed Securities - 12.69%
Home Equity Asset Trust			Banc of America Alternative Loan Trust
0.64%, 10/25/2035(b)	2,364	2,353	5.00%, 12/25/2018	2,108	2,132
Morgan Stanley ABS Capital I			Banc of America Funding Corp
0.96%, 01/25/2035(b)	4,603	4,540	5.00%, 06/25/2035(b)	2,502	2,504
New Century Home Equity Loan Trust			Banc of America Mortgage Securities Inc
0.69%, 07/25/2035(b)	8,000	6,857	4.75%, 02/25/2035	1,745	1,743
4.76%, 11/25/2033	121	120	5.00%, 02/25/2020	3,631	3,703
Residential Asset Securities Corp			5.00%, 08/25/2020	1,833	1,847
4.47%, 03/25/2032	641	643	5.00%, 05/25/2034	1,443	1,448
4.59%, 08/25/2031	104	103	5.25%, 10/25/2034	1,309	1,323
Wells Fargo Home Equity Trust			BCAP LLC Trust
0.63%, 05/25/2034(b)	1,126	968	5.25%, 06/26/2037(a)	2,070	2,088
5.00%, 05/25/2034	11,500	11,692	Bear Stearns Alt-A Trust
	$ 50,640		0.49%, 07/25/2035(b)	24	17
Insurance - 6.13%			Bear Stearns Commercial Mortgage Securities
Aspen Insurance Holdings Ltd			7.00%, 05/20/2030	5,787	6,004
6.00%, 08/15/2014	4,750	5,088	Cendant Mortgage Corp
Berkshire Hathaway Finance Corp			4.96%, 06/25/2034(b)	1,574	1,605
1.50%, 01/10/2014	4,500	4,536	Chase Mortgage Finance Corp
Berkshire Hathaway Inc			5.50%, 05/25/2035	816	810
2.13%, 02/11/2013	7,750	7,930	Citicorp Mortgage Securities Inc
Fidelity National Financial Inc			4.50%, 09/25/2034(b)	2,139	2,140
7.30%, 08/15/2011	4,250	4,319	5.25%, 02/25/2035	1,886	1,897
MetLife Inc			Countrywide Alternative Loan Trust
2.38%, 02/06/2014	5,500	5,576	6.00%, 02/25/2017	1,957	2,005
Metropolitan Life Global Funding I			Countrywide Asset-Backed Certificates
2.50%, 01/11/2013(a)	850	866	0.49%, 11/25/2035(b)	45	43
2.88%, 09/17/2012(a)	1,500	1,533	Countrywide Home Loan Mortgage Pass Through
5.13%, 04/10/2013(a)	2,000	2,141	Trust
5.13%, 06/10/2014(a)	5,000	5,467	4.50%, 01/25/2019(b)	2,066	2,107
New York Life Global Funding			4.50%, 08/25/2033	1,851	1,870
2.25%, 12/14/2012(a)	5,250	5,368	4.75%, 01/25/2019	1,641	1,680
3.00%, 05/04/2015(a)	3,750	3,831	4.75%, 01/25/2019	2,886	2,967
4.65%, 05/09/2013(a)	3,250	3,480	5.00%, 11/25/2018	5,803	5,986
5.25%, 10/16/2012(a)	4,500	4,785	5.00%, 09/25/2019	2,813	2,871
See accompanying notes			354

Schedule of Investments
Short-Term Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas Services - 1.03%
Countrywide Home Loan Mortgage Pass Through			Weatherford International Ltd
Trust (continued)			5.50%, 02/15/2016	$ 9,500 $	10,325
5.00%, 06/25/2034	$ 2,436 $	2,452
5.00%, 08/25/2034	2,190	2,205	Other Asset Backed Securities - 1.84%
5.25%, 10/25/2034	1,509	1,550	Ameriquest Mortgage Securities Inc
Credit Suisse First Boston Mortgage Securities			0.41%, 08/25/2035(b)	1,738	1,667
Corp			Carrington Mortgage Loan Trust
1.17%, 05/25/2034(b)	933	877	0.49%, 12/25/2035(b)	475	454
5.00%, 09/25/2019	393	393	Countrywide Asset-Backed Certificates
5.00%, 10/25/2019	2,975	2,996	0.28%, 05/25/2028(b)	964	954
Fannie Mae			0.61%, 08/25/2034(b)	1,046	1,029
0.46%, 03/25/2035(b)	50	49	0.86%, 12/25/2034(b)	6,985	6,799
0.51%, 02/25/2032(b)	65	65	First Franklin Mortgage Loan Asset Backed
5.00%, 11/25/2035	1,452	1,547	Certificates
6.00%, 02/25/2031	5,808	5,936	0.49%, 10/25/2035(b)	6,253	6,095
Freddie Mac			Marriott Vacation Club Owner Trust
0.62%, 07/15/2023(b)	308	308	5.81%, 10/20/2029(a)	110	116
0.67%, 06/15/2023(b)	136	136	Merrill Lynch First Franklin Mortgage Loan Trust
6.00%, 09/15/2029	2,082	2,117	0.91%, 10/25/2037(b)	1,322	1,296
Ginnie Mae				$ 18,410
4.50%, 08/20/2032	651	689	Pharmaceuticals - 1.88%
GMAC Mortgage Corp Loan Trust			Abbott Laboratories
5.25%, 07/25/2034	830	836	2.70%, 05/27/2015	8,500	8,725
GSR Mortgage Loan Trust			Novartis Capital Corp
0.51%, 03/25/2035(b)	2,571	2,535	2.90%, 04/24/2015	4,500	4,651
5.00%, 08/25/2019	2,819	2,847	Pfizer Inc
JP Morgan Mortgage Trust			4.45%, 03/15/2012	5,250	5,431
5.00%, 09/25/2034	9,178	9,487		$ 18,807
MASTR Asset Securitization Trust			Pipelines - 0.94%
0.71%, 01/25/2034(b)	354	353	Enterprise Products Operating LLC
5.00%, 12/25/2019	430	439	3.70%, 06/01/2015	4,750	4,934
5.25%, 12/25/2033	11,169	11,397	Plains All American Pipeline LP / PAA Finance
Prime Mortgage Trust			Corp
4.75%, 11/25/2019	823	845	3.95%, 09/15/2015	4,250	4,423
5.25%, 07/25/2020(b)	6,659	6,799
				$ 9,357
Residential Accredit Loans Inc			Publicly Traded Investment Fund - 0.08%
5.00%, 12/26/2018	6,800	6,900	CDP Financial Inc
5.00%, 03/25/2019	3,220	3,265	3.00%, 11/25/2014(a)	750	774
5.50%, 08/25/2033	1,667	1,716
6.00%, 11/25/2032	350	356	Real Estate - 1.28%
Residential Asset Securitization Trust			WCI Finance LLC / WEA Finance LLC
4.75%, 02/25/2019	761	790	5.40%, 10/01/2012(a)	6,000	6,331
Structured Asset Securities Corp			WT Finance Aust Pty Ltd / Westfield Capital /
5.50%, 12/25/2033	181	180	WEA Finance LLC
WaMu Mortgage Pass Through Certificates			5.13%, 11/15/2014(a)	6,000	6,522
0.46%, 11/25/2045(b)	2	2
				$ 12,853
5.00%, 09/25/2018	1,134	1,169	REITS - 7.46%
Wells Fargo Mortgage Backed Securities Trust			Arden Realty LP
4.50%, 08/25/2018	1,636	1,707	5.25%, 03/01/2015	6,000	6,518
4.75%, 11/25/2018	1,037	1,070	AvalonBay Communities Inc
4.75%, 12/25/2018	861	875	5.50%, 01/15/2012	8,500	8,766
5.00%, 11/25/2020	293	306	BioMed Realty LP
5.50%, 05/25/2035	3,127	3,121	3.85%, 04/15/2016	6,500	6,562
	$ 127,105		Duke Realty LP
Oil & Gas - 4.44%			6.25%, 05/15/2013	6,750	7,312
BP Capital Markets PLC			ERP Operating LP
3.13%, 10/01/2015	4,000	4,063	5.50%, 10/01/2012	4,000	4,230
3.63%, 05/08/2014	6,000	6,274	6.63%, 03/15/2012	7,000	7,338
5.25%, 11/07/2013	8,000	8,665	HCP Inc
Ensco PLC			2.70%, 02/01/2014	1,600	1,618
3.25%, 03/15/2016	8,250	8,329	Health Care REIT Inc
Petrobras International Finance Co - Pifco			5.88%, 05/15/2015	5,500	6,047
3.88%, 01/27/2016	8,250	8,364	6.00%, 11/15/2013	8,000	8,751
Shell International Finance BV			Healthcare Realty Trust Inc
3.10%, 06/28/2015	4,250	4,409	5.13%, 04/01/2014	3,250	3,454
Total Capital SA			Nationwide Health Properties Inc
3.00%, 06/24/2015	4,250	4,386	6.25%, 02/01/2013	5,500	5,879
	$ 44,490		6.50%, 07/15/2011	5,000	5,054

See accompanying notes

355

Schedule of Investments
Short-Term Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Federal National Mortgage Association (FNMA) (continued)
Nationwide Health Properties Inc (continued)			3.80%, 01/01/2019(b),(d)	$ 5	$ 5
8.25%, 07/01/2012	$ 3,000	$ 3,168	4.00%, 05/01/2019(d)	1,331	1,381
		$ 74,697	4.47%, 11/01/2035(b),(d)	21	21
Retail - 1.34%			5.61%, 04/01/2019(b),(d)	7	7
Wal-Mart Stores Inc			6.00%, 07/01/2028(d)	48	53
1.50%, 10/25/2015	4,000	3,872	6.50%, 01/01/2012(d)	3	3
1.63%, 04/15/2014	4,000	4,030	6.50%, 01/01/2014(d)	34	38
2.88%, 04/01/2015	1,750	1,816	7.50%, 10/01/2029(d)	12	14
3.20%, 05/15/2014	3,500	3,698	8.00%, 05/01/2027(d)	4	5
		$ 13,416	8.50%, 11/01/2017(d)	12	14
Savings & Loans - 0.00%			8.50%, 05/01/2022(d)	26	26
Washington Mutual Bank / Henderson NV			10.00%, 05/01/2022(d)	7	8
0.00%, 01/15/2013(c)	1,200	2			$ 3,663
			Government National Mortgage Association (GNMA) - 0.01%
Software - 0.21%			9.00%, 04/20/2025	3	3
Microsoft Corp			10.00%, 01/15/2019	50	58
2.95%, 06/01/2014	2,000	2,098	10.00%, 02/15/2019	1	1
			11.00%, 10/15/2015	11	13
Student Loan Asset Backed Securities - 0.05%			11.00%, 11/15/2015	2	3
SLM Student Loan Trust			11.00%, 11/15/2015	12	13
1.37%, 10/25/2016(b)	478	484			$ 91
			U.S. Treasury - 0.16%
Telecommunications - 2.53%			1.00%, 12/31/2011(e)	1,604	1,613
AT&T Inc
2.50%, 08/15/2015	4,000	4,010	TOTAL U.S. GOVERNMENT &
2.95%, 05/15/2016	4,000	4,020	GOVERNMENT AGENCY OBLIGATIONS		$ 12,422
4.95%, 01/15/2013	4,250	4,526		Maturity
Verizon Communications Inc				Amount
3.00%, 04/01/2016	5,750	5,804	REPURCHASE AGREEMENTS - 0.82%	(000's)	Value (000's)
Verizon New Jersey Inc			Banks - 0.82%
5.88%, 01/17/2012	6,750	6,992	Investment in Joint Trading Account; Credit Suisse $	1,663	$ 1,663
		$ 25,352	Repurchase Agreement; 0.03% dated
Textiles - 0.50%			04/29/11 maturing 05/02/11 (collateralized by
Mohawk Industries Inc			US Treasury Strips; $1,696,599; 0.00%; dated
7.20%, 04/15/2012	4,750	4,999	08/15/14 - 08/15/37)
			Investment in Joint Trading Account; Deutsche	2,469	2,469
Transportation - 0.45%			Bank Repurchase Agreement; 0.03% dated
United Parcel Service Inc			04/29/11 maturing 05/02/11 (collateralized by
4.50%, 01/15/2013	4,250	4,518	Sovereign Agency Issues; $2,518,388; 0.00%
			- 4.38%; dated 09/15/12 - 10/15/29)
TOTAL BONDS		$ 970,834	Investment in Joint Trading Account; JP Morgan	910	910
	Principal		Repurchase Agreement; 0.02% dated
U.S. GOVERNMENT & GOVERNMENT	Amount		04/29/11 maturing 05/02/11 (collateralized by
AGENCY OBLIGATIONS - 1.24%	(000's)	Value (000's)	Sovereign Agency Issues; $927,828; 0.00% -
Federal Home Loan Mortgage Corporation (FHLMC) - 0.70%			9.80%; dated 06/15/11 - 09/26/19)
2.46%, 11/01/2021(b),(d)	$ 14	$ 14	Investment in Joint Trading Account; Merrill	2,282	2,281
2.57%, 09/01/2035(b),(d)	218	228	Lynch Repurchase Agreement; 0.03% dated
4.50%, 07/01/2011(d)	37	38	04/29/11 maturing 05/02/11 (collateralized by
5.50%, 11/01/2017(d)	5,770	6,261	Sovereign Agency Issues; $2,327,224; 0.00%
6.00%, 04/01/2017(d)	108	118	- 8.13%; dated 05/11/11 - 09/15/39)
6.00%, 05/01/2017(d)	199	216	Investment in Joint Trading Account; Morgan	910	910
6.50%, 12/01/2015(d)	10	10	Stanley Repurchase Agreement; 0.02% dated
7.00%, 12/01/2022(d)	140	160	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 12/01/2029(d)	3	3	Sovereign Agency Issues; $927,828; 1.11% -
9.50%, 08/01/2016(d)	6	7	2.38%; dated 06/22/12 - 07/28/15)
		$ 7,055			$ 8,233
Federal National Mortgage Association (FNMA) - 0.37%			TOTAL REPURCHASE AGREEMENTS		$ 8,233
2.30%, 11/01/2022(b),(d)	3	3	Total Investments		$ 991,489
2.35%, 12/01/2032(b),(d)	116	122	Other Assets in Excess of Liabilities, Net - 1.00%		$ 10,011
2.49%, 01/01/2035(b),(d)	79	83	TOTAL NET ASSETS - 100.00%		$ 1,001,500
2.50%, 01/01/2035(b),(d)	260	272
2.50%, 02/01/2037(b),(d)	272	285
2.54%, 11/01/2032(b),(d)	113	118	(a)		Security exempt from registration under Rule 144A of the Securities Act of
2.55%, 07/01/2034(b),(d)	104	109	1933. These securities may be resold in transactions exempt from
2.55%, 02/01/2035(b),(d)	46	48	registration, normally to qualified institutional buyers. Unless otherwise
2.56%, 10/01/2035(b),(d)	547	574	indicated, these securities are not considered illiquid. At the end of the
2.69%, 08/01/2034(b),(d)	151	158	period, the value of these securities totaled $151,624 or 15.14% of net
2.72%, 07/01/2034(b),(d)	303	316	assets.
			(b)	Variable Rate. Rate shown is in effect at April 30, 2011.

See accompanying notes

356

Schedule of Investments Short-Term Income Fund April 30, 2011 (unaudited)

(c)	Non-Income Producing Security
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $365 or 0.04% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 18,049
Unrealized Depreciation		(2,720)
Net Unrealized Appreciation (Depreciation)		$ 15,329
Cost for federal income tax purposes		$ 976,160
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		46 .72%
Mortgage Securities		13 .77%
Asset Backed Securities		7 .12%
Energy		6 .41%
Basic Materials		6 .04%
Consumer, Non-cyclical		3 .96%
Communications		3 .65%
Utilities		3 .34%
Government		3 .16%
Consumer, Cyclical		1 .84%
Technology		1 .51%
Industrial		1 .48%
Other Assets in Excess of Liabilities, Net		1 .00%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2011	Short	800	$ 93,388	$ 94,775	$ (1,387)
$ (1,387)

All dollar amounts are shown in thousands (000's)

See accompanying notes

357

Schedule of Investments
SmallCap Blend Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 97.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.73%			Cosmetics & Personal Care - 0.12%
Esterline Technologies Corp (a)	24,599 $	1,766	Inter Parfums Inc	15,820 $	301
HEICO Corp	34,413	1,658
LMI Aerospace Inc (a)	17,840	358	Distribution & Wholesale - 0.38%
Moog Inc (a)	49,120	2,167	Brightpoint Inc (a)	93,290	944
Triumph Group Inc	10,220	880
	$ 6,829		Diversified Financial Services - 1.26%
Airlines - 1.01%			Calamos Asset Management Inc	65,520	1,066
Alaska Air Group Inc (a)	38,230	2,518	MarketAxess Holdings Inc	51,410	1,252
			optionsXpress Holdings Inc	44,570	822
Apparel - 1.83%				$ 3,140
Perry Ellis International Inc (a)	42,520	1,198	Electric - 2.97%
Steven Madden Ltd (a)	28,544	1,517	Ameresco Inc (a)	89,200	1,437
Warnaco Group Inc/The (a)	29,052	1,870	Avista Corp	72,340	1,762
	$ 4,585		IDACORP Inc	23,650	927
Automobile Parts & Equipment - 1.25%			NorthWestern Corp	45,450	1,479
Dana Holding Corp (a)	92,950	1,689	Unisource Energy Corp	48,830	1,813
Tenneco Inc (a)	31,280	1,445		$ 7,418
	$ 3,134		Electrical Components & Equipment - 0.92%
Banks - 4.55%			Belden Inc	41,510	1,579
CapitalSource Inc	228,580	1,527	EnerSys (a)	19,190	727
Chemical Financial Corp	15,770	318		$ 2,306
Community Bank System Inc	42,170	1,055	Electronics - 2.30%
Community Trust Bancorp Inc	12,310	349	Brady Corp	36,570	1,379
Eagle Bancorp Inc (a)	22,130	307	CTS Corp	42,800	470
East West Bancorp Inc	60,665	1,282	LaBarge Inc (a)	20,825	399
Financial Institutions Inc	17,726	301	OSI Systems Inc (a)	33,120	1,271
First of Long Island Corp/The	10,660	288	Rofin-Sinar Technologies Inc (a)	51,420	2,227
NBT Bancorp Inc	32,980	745		$ 5,746
Signature Bank/New York NY (a)	39,190	2,281	Engineering & Construction - 0.74%
Southwest Bancorp Inc/Stillwater OK (a)	26,110	370	MasTec Inc (a)	82,070	1,861
Washington Banking Co	23,410	328
Webster Financial Corp	76,810	1,653	Environmental Control - 0.24%
West Coast Bancorp/OR (a)	158,430	567	Tetra Tech Inc (a)	24,960	590
	$ 11,371
Biotechnology - 2.28%			Food - 1.51%
Acorda Therapeutics Inc (a)	29,730	833	Fresh Del Monte Produce Inc	31,030	841
Arqule Inc (a)	82,560	583	Fresh Market Inc/The (a)	28,720	1,201
Cytokinetics Inc (a)	245,104	365	TreeHouse Foods Inc (a)	28,470	1,728
Exelixis Inc (a)	67,280	825		$ 3,770
Human Genome Sciences Inc (a)	37,857	1,116	Forest Products & Paper - 0.61%
Incyte Corp (a)	45,030	832	Domtar Corp	16,380	1,524
Momenta Pharmaceuticals Inc (a)	61,108	1,153
	$ 5,707		Gas - 0.56%
Chemicals - 1.97%			Southwest Gas Corp	35,260	1,402
Kraton Performance Polymers Inc (a)	37,694	1,740
WR Grace & Co (a)	70,067	3,178	Hand & Machine Tools - 0.80%
	$ 4,918		Franklin Electric Co Inc	44,480	2,006
Commercial Services - 6.12%
Kenexa Corp (a)	47,997	1,412	Healthcare - Products - 1.09%
On Assignment Inc (a)	45,520	499	Bruker BioSciences Corp (a)	28,620	565
Parexel International Corp (a)	124,520	3,457	Cantel Medical Corp	30,970	803
Rent-A-Center Inc/TX	62,890	1,915	Orthofix International NV (a)	39,938	1,361
RSC Holdings Inc (a)	105,630	1,391		$ 2,729
SFN Group Inc (a)	42,050	443	Healthcare - Services - 4.51%
Sotheby's	43,240	2,185	AMERIGROUP Corp (a)	30,120	2,057
Team Inc (a)	46,840	1,169	Centene Corp (a)	19,010	689
TeleTech Holdings Inc (a)	70,920	1,409	Ensign Group Inc/The	39,614	1,096
Valassis Communications Inc (a)	48,850	1,408	Gentiva Health Services Inc (a)	49,252	1,379
	$ 15,288		Healthsouth Corp (a)	95,760	2,454
Computers - 3.24%			Kindred Healthcare Inc (a)	63,900	1,611
CACI International Inc (a)	36,270	2,216	Magellan Health Services Inc (a)	38,230	1,989
Fortinet Inc (a)	51,800	2,523		$ 11,275
Manhattan Associates Inc (a)	56,780	2,053	Insurance - 1.95%
Syntel Inc	23,980	1,311	Delphi Financial Group Inc	39,624	1,266
	$ 8,103		Montpelier Re Holdings Ltd ADR	132,750	2,401
Consumer Products - 1.05%			OneBeacon Insurance Group Ltd	19,210	270
Helen of Troy Ltd (a)	24,960	777	Primerica Inc	40,680	941
Prestige Brands Holdings Inc (a)	74,380	859		$ 4,878
Tupperware Brands Corp	15,560	991	Internet - 2.88%
	$ 2,627		Ancestry.com Inc (a)	36,596	1,673

See accompanying notes

358

Schedule of Investments SmallCap Blend Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			REITS (continued)
comScore Inc (a)	48,990 $	1,460	Hersha Hospitality Trust	310,223 $	1,843
Liquidity Services Inc (a)	69,310	1,348	Highwoods Properties Inc	39,450	1,456
TIBCO Software Inc (a)	90,410	2,711	Kilroy Realty Corp	74,630	3,130
	$ 7,192		Post Properties Inc	72,150	2,929
Investment Companies - 0.13%			PS Business Parks Inc	17,350	1,046
PennantPark Investment Corp	25,862	319	RAIT Financial Trust	838,500	2,046
			Washington Real Estate Investment Trust	55,230	1,789
Iron & Steel - 0.47%				$ 18,350
Schnitzer Steel Industries Inc	19,060	1,183	Retail - 7.08%
			ANN Inc (a)	42,060	1,313
Leisure Products & Services - 1.21%			Bravo Brio Restaurant Group Inc (a)	52,576	1,085
Polaris Industries Inc	28,620	3,017	Coinstar Inc (a)	23,640	1,276
			Dillard's Inc	50,130	2,407
Machinery - Diversified - 1.87%			DSW Inc (a)	31,670	1,504
Altra Holdings Inc (a)	65,680	1,668	Einstein Noah Restaurant Group Inc	19,985	323
Applied Industrial Technologies Inc	34,010	1,199	Finish Line Inc/The	30,520	656
Chart Industries Inc (a)	37,060	1,801	First Cash Financial Services Inc (a)	31,990	1,255
	$ 4,668		Men's Wearhouse Inc	34,020	949
Metal Fabrication & Hardware - 1.14%			Pier 1 Imports Inc (a)	169,300	2,062
CIRCOR International Inc	25,510	1,159	Ruby Tuesday Inc (a)	147,960	1,555
LB Foster Co	19,700	838	Sally Beauty Holdings Inc (a)	77,120	1,140
RBC Bearings Inc (a)	22,000	864	Sonic Corp (a)	130,320	1,462
	$ 2,861		Vera Bradley Inc (a)	14,550	708
Mining - 0.98%				$ 17,695
Hecla Mining Co (a)	158,370	1,490	Savings & Loans - 2.13%
Kaiser Aluminum Corp	19,400	972	ESSA Bancorp Inc	19,183	241
	$ 2,462		Investors Bancorp Inc (a)	53,590	806
Miscellaneous Manufacturing - 3.04%			Northwest Bancshares Inc	132,420	1,667
Actuant Corp	70,650	1,961	Oritani Financial Corp	79,080	969
CLARCOR Inc	38,140	1,724	Provident Financial Services Inc	85,600	1,243
Colfax Corp (a)	52,210	1,141	United Financial Bancorp Inc	24,180	395
ESCO Technologies Inc	20,470	751		$ 5,321
Koppers Holdings Inc	44,350	2,028	Semiconductors - 4.32%
	$ 7,605		Cabot Microelectronics Corp (a)	31,140	1,521
Office Furnishings - 0.89%			Diodes Inc (a)	52,000	1,780
Steelcase Inc	191,540	2,212	Entegris Inc (a)	218,820	1,888
			Hittite Microwave Corp (a)	24,780	1,596
Oil & Gas - 4.84%			IXYS Corp (a)	59,640	946
Berry Petroleum Co	42,570	2,262	Lattice Semiconductor Corp (a)	210,200	1,427
Callon Petroleum Co (a)	292,080	2,001	Microsemi Corp (a)	70,040	1,653
Clayton Williams Energy Inc (a)	18,440	1,670		$ 10,811
Georesources Inc (a)	60,720	1,762	Software - 2.73%
Gulfport Energy Corp (a)	74,685	2,542	Digi International Inc (a)	40,670	480
Swift Energy Co (a)	47,605	1,866	MicroStrategy Inc (a)	11,800	1,667
	$ 12,103		Quest Software Inc (a)	57,760	1,488
Oil & Gas Services - 1.27%			SYNNEX Corp (a)	40,720	1,366
CARBO Ceramics Inc	19,700	3,171	Taleo Corp (a)	50,060	1,816
				$ 6,817
Packaging & Containers - 0.68%			Telecommunications - 3.24%
Rock-Tenn Co	24,660	1,703	Arris Group Inc (a)	160,181	1,922
			Consolidated Communications Holdings Inc	48,980	901
Pharmaceuticals - 2.37%			InterDigital Inc	30,890	1,430
Array BioPharma Inc (a)	112,870	349	PAETEC Holding Corp (a)	190,890	687
Catalyst Health Solutions Inc (a)	39,790	2,370	Plantronics Inc	43,350	1,607
Cornerstone Therapeutics Inc (a)	34,577	242	RF Micro Devices Inc (a)	235,020	1,565
Impax Laboratories Inc (a)	33,270	911		$ 8,112
Par Pharmaceutical Cos Inc (a)	35,540	1,224	Transportation - 2.39%
XenoPort Inc (a)	102,622	839	Atlas Air Worldwide Holdings Inc (a)	18,800	1,295
	$ 5,935		Bristow Group Inc	27,750	1,288
Private Equity - 0.69%			Celadon Group Inc (a)	27,960	413
American Capital Ltd (a)	168,250	1,728	Heartland Express Inc	76,460	1,319
			HUB Group Inc (a)	40,920	1,648
Publicly Traded Investment Fund - 0.18%				$ 5,963
THL Credit Inc	31,190	447	TOTAL COMMON STOCKS	$ 244,645

REITS - 7.34%
Agree Realty Corp	11,500	269
Ashford Hospitality Trust Inc	129,420	1,614
Entertainment Properties Trust	31,886	1,518
First Potomac Realty Trust	43,750	710

See accompanying notes

359

Schedule of Investments
SmallCap Blend Fund
April 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS - 2.15%	(000's)	Value (000's)
Banks - 2.15%
Investment in Joint Trading Account; Credit Suisse $	1,086	$ 1,087
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $1,108,165; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	1,613	1,613
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,644,933; 0.00%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	594	594
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $606,028; 0.00% -
9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	1,490	1,490
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,520,070; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	594	594
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $606,028; 1.11% -
2.38%; dated 06/22/12 - 07/28/15)
$ 5,378
TOTAL REPURCHASE AGREEMENTS		$ 5,378
Total Investments		$ 250,023
Liabilities in Excess of Other Assets, Net - (0.01)%		$ (14)
TOTAL NET ASSETS - 100.00%		$ 250,009

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 64,847
Unrealized Depreciation		(2,955)
Net Unrealized Appreciation (Depreciation)		$ 61,892
Cost for federal income tax purposes		$ 188,131
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		20 .38%
Consumer, Non-cyclical		19 .04%
Industrial		16 .85%
Consumer, Cyclical		13 .65%
Technology		10 .29%
Communications		6 .12%
Energy		6 .11%
Basic Materials		4 .04%
Utilities		3 .53%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	21	$ 1,637	$ 1,814	$ 177
$ 177

All dollar amounts are shown in thousands (000's)

See accompanying notes

360

Schedule of Investments
SmallCap Growth Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 97.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.92%			Hand & Machine Tools - 1.40%
Esterline Technologies Corp (a)	18,354 $	1,318	Franklin Electric Co Inc	31,500 $	1,421
HEICO Corp	34,125	1,643
	$ 2,961		Healthcare - Products - 4.20%
Apparel - 3.45%			Bruker BioSciences Corp (a)	53,100	1,048
Deckers Outdoor Corp (a)	6,000	509	Cooper Cos Inc/The	9,000	674
Perry Ellis International Inc (a)	25,700	724	Haemonetics Corp (a)	13,800	969
Steven Madden Ltd (a)	19,020	1,011	Hill-Rom Holdings Inc	16,700	752
Warnaco Group Inc/The (a)	19,657	1,265	Orthofix International NV (a)	24,273	827
	$ 3,509			$ 4,270
Automobile Parts & Equipment - 2.02%			Healthcare - Services - 4.05%
Dana Holding Corp (a)	55,200	1,003	AMERIGROUP Corp (a)	16,300	1,113
Tenneco Inc (a)	22,600	1,044	Ensign Group Inc/The	26,400	730
	$ 2,047		Gentiva Health Services Inc (a)	30,993	868
Banks - 1.04%			Healthsouth Corp (a)	54,845	1,406
Signature Bank/New York NY (a)	18,100	1,054		$ 4,117
			Internet - 4.58%
Biotechnology - 3.55%			Ancestry.com Inc (a)	20,779	950
Acorda Therapeutics Inc (a)	21,600	606	comScore Inc (a)	29,400	876
Arqule Inc (a)	51,850	366	Liquidity Services Inc (a)	41,000	798
Cytokinetics Inc (a)	153,628	229	Responsys Inc (a)	8,335	133
Exelixis Inc (a)	32,220	395	TIBCO Software Inc (a)	63,300	1,898
Human Genome Sciences Inc (a)	19,336	570		$ 4,655
Incyte Corp (a)	26,563	491	Iron & Steel - 0.48%
InterMune Inc (a)	5,300	236	Schnitzer Steel Industries Inc	7,800	484
Ligand Pharmaceuticals Inc (a)	1	—
Momenta Pharmaceuticals Inc (a)	38,000	717	Leisure Products & Services - 1.53%
XOMA Ltd (a)	1	—	Polaris Industries Inc	14,700	1,550
	$ 3,610
Chemicals - 0.64%			Machinery - Diversified - 3.07%
PolyOne Corp	44,600	646	Altra Holdings Inc (a)	65,100	1,653
			Applied Industrial Technologies Inc	41,470	1,462
Commercial Services - 6.27%				$ 3,115
Kenexa Corp (a)	29,173	858	Metal Fabrication & Hardware - 0.83%
Parexel International Corp (a)	66,900	1,857	RBC Bearings Inc (a)	21,500	844
Sotheby's	31,000	1,566
TeleTech Holdings Inc (a)	68,700	1,365	Mining - 1.00%
Valassis Communications Inc (a)	25,200	727	Hecla Mining Co (a)	108,200	1,018
	$ 6,373
Computers - 4.05%			Miscellaneous Manufacturing - 5.03%
Fortinet Inc (a)	29,400	1,432	Actuant Corp	44,100	1,224
Manhattan Associates Inc (a)	42,000	1,518	CLARCOR Inc	22,300	1,008
Riverbed Technology Inc (a)	8,100	285	Colfax Corp (a)	47,712	1,042
Syntel Inc	16,000	875	Fabrinet (a)	26,100	602
	$ 4,110		Koppers Holdings Inc	26,884	1,229
Consumer Products - 0.76%				$ 5,105
Tupperware Brands Corp	12,200	777	Office Furnishings - 1.39%
			Knoll Inc	72,000	1,413
Cosmetics & Personal Care - 0.21%
Inter Parfums Inc	11,400	217	Oil & Gas - 3.88%
			Callon Petroleum Co (a)	156,179	1,070
Distribution & Wholesale - 0.51%			Clayton Williams Energy Inc (a)	13,100	1,186
Brightpoint Inc (a)	50,800	514	Gulfport Energy Corp (a)	49,400	1,682
				$ 3,938
Diversified Financial Services - 1.49%			Oil & Gas Services - 1.63%
MarketAxess Holdings Inc	62,100	1,512	CARBO Ceramics Inc	10,300	1,658

Electric - 0.76%			Packaging & Containers - 0.62%
Ameresco Inc (a)	48,200	776	Rock-Tenn Co	9,100	628

Electrical Components & Equipment - 1.57%			Pharmaceuticals - 4.36%
Belden Inc	42,000	1,597	Array BioPharma Inc (a)	95,200	294
			Catalyst Health Solutions Inc (a)	20,056	1,195
Electronics - 2.10%			Herbalife Ltd	8,770	788
FEI Co (a)	21,400	695	Impax Laboratories Inc (a)	21,300	583
Rofin-Sinar Technologies Inc (a)	33,299	1,442	Keryx Biopharmaceuticals Inc (a)	107,900	571
	$ 2,137		Pharmasset Inc (a)	5,000	507
Food - 0.81%			XenoPort Inc (a)	60,047	491
Fresh Market Inc/The (a)	19,600	820		$ 4,429

See accompanying notes

361

Schedule of Investments
SmallCap Growth Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
REITS - 0.62%				Amount
Saul Centers Inc	14,500 $	635	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Retail - 9.39%			Investment in Joint Trading Account; Morgan	$ 276	$ 276
ANN Inc (a)	36,600	1,142	Stanley Repurchase Agreement; 0.02% dated
Bravo Brio Restaurant Group Inc (a)	41,060	847	04/29/11 maturing 05/02/11 (collateralized by
Coinstar Inc (a)	19,150	1,034	Sovereign Agency Issues; $281,124; 1.11% -
DSW Inc (a)	25,000	1,187	2.38%; dated 06/22/12 - 07/28/15)
Finish Line Inc/The	61,770	1,327			$ 2,495
First Cash Financial Services Inc (a)	22,900	899	TOTAL REPURCHASE AGREEMENTS		$ 2,495
Pier 1 Imports Inc (a)	79,000	962	Total Investments		$ 101,577
Ruth's Hospitality Group Inc (a)	133,200	654	Liabilities in Excess of Other Assets, Net - (0.02)%		$ (16)
Sonic Corp (a)	73,100	820	TOTAL NET ASSETS - 100.00%		$ 101,561
Vera Bradley Inc (a)	13,600	662
		$ 9,534
Semiconductors - 5.50%			(a) Non-Income Producing Security
Cabot Microelectronics Corp (a)	15,252	745
Diodes Inc (a)	39,100	1,338
Entegris Inc (a)	82,900	716
Hittite Microwave Corp (a)	15,640	1,007	Unrealized Appreciation (Depreciation)
Lattice Semiconductor Corp (a)	148,000	1,005	The net federal income tax unrealized appreciation (depreciation) and federal tax
Microsemi Corp (a)	32,681	771	cost of investments held as of the period end were as follows:
		$ 5,582	Unrealized Appreciation		$ 29,127
Software - 4.98%			Unrealized Depreciation		(1,029)
Cornerstone OnDemand Inc (a)	11,764	225
Digi International Inc (a)	32,100	379	Net Unrealized Appreciation (Depreciation)		$ 28,098
Medidata Solutions Inc (a)	21,800	560	Cost for federal income tax purposes		$ 73,479
MicroStrategy Inc (a)	6,880	972	All dollar amounts are shown in thousands (000's)
Progress Software Corp (a)	40,700	1,207
Taleo Corp (a)	28,100	1,019	Portfolio Summary (unaudited)
VeriFone Systems Inc (a)	12,600	691	Sector		Percent
			Consumer, Non-cyclical		24 .21%
		$ 5,053	Industrial		19 .20%
Telecommunications - 5.21%			Consumer, Cyclical		18 .30%
Arris Group Inc (a)	102,800	1,234
			Technology		14 .52%
InterDigital Inc	35,410	1,639	Communications		9 .79%
PAETEC Holding Corp (a)	167,600	603
			Financial		5 .61%
Plantronics Inc	27,000	1,001	Energy		5 .51%
RF Micro Devices Inc (a)	122,200	814
			Basic Materials		2 .12%
		$ 5,291	Utilities		0 .76%
Transportation - 1.66%			Liabilities in Excess of Other Assets, Net		(0.02)%
Celadon Group Inc (a)	44,600	659
HUB Group Inc (a)	25,400	1,023	TOTAL NET ASSETS		100.00%
		$ 1,682
TOTAL COMMON STOCKS		$ 99,082
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.46%	(000's)	Value (000's)
Banks - 2.46%
Investment in Joint Trading Account; Credit Suisse $ 504		$ 504
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $514,056; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	748	748
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $763,052; 0.00% -
4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	276	276
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $281,124; 0.00% -
9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	691	691
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $705,130; 0.00% -
8.13%; dated 05/11/11 - 09/15/39)

See accompanying notes

362

Schedule of Investments
SmallCap Growth Fund
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	12 $	954	$ 1,037	$ 83
					$ 83
All dollar amounts are shown in thousands (000's)

See accompanying notes

363

Schedule of Investments
SmallCap Growth Fund I
April 30, 2011 (unaudited)

COMMON STOCKS - 94.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.09%			Banks (continued)
APAC Customer Services Inc (a)	14,333 $	82	Westamerica Bancorporation	3,583 $	182
Harte-Hanks Inc	17,209	160		$ 14,070
Lamar Advertising Co (a)	38,757	1,260	Beverages - 0.26%
	$ 1,502		Boston Beer Co Inc (a)	2,537	239
Aerospace & Defense - 0.42%			Coca-Cola Bottling Co Consolidated	1,846	130
Aerovironment Inc (a)	4,788	137	Green Mountain Coffee Roasters Inc (a)	52,388	3,508
Astronics Corp (a)	3,923	102	National Beverage Corp	4,927	68
BE Aerospace Inc (a)	53,529	2,066	Peet's Coffee & Tea Inc (a)	3,283	153
Cubic Corp	3,041	164		$ 4,098
GenCorp Inc (a)	1,356	9	Biotechnology - 3.80%
HEICO Corp	35,974	1,733	Acorda Therapeutics Inc (a)	9,653	271
Kaman Corp	4,017	149	Affymax Inc (a)	12,174	80
National Presto Industries Inc	1,426	158	Alnylam Pharmaceuticals Inc (a)	16,179	166
Teledyne Technologies Inc (a)	2,984	151	AMAG Pharmaceuticals Inc (a)	9,334	177
TransDigm Group Inc (a)	24,413	2,034	Amarin Corp PLC ADR(a)	295,900	4,734
	$ 6,703		Arena Pharmaceuticals Inc (a)	53,934	75
Agriculture - 0.01%			Ariad Pharmaceuticals Inc (a)	273,994	2,342
Cadiz Inc (a)	5,842	73	Arqule Inc (a)	395,443	2,792
Vector Group Ltd	7,104	130	BioCryst Pharmaceuticals Inc (a)	12,746	49
	$ 203		Biosante Pharmaceuticals Inc (a)	41,325	96
Airlines - 0.02%			Chelsea Therapeutics International Ltd (a)	21,108	99
Alaska Air Group Inc (a)	902	59	Cubist Pharmaceuticals Inc (a)	60,509	2,049
Allegiant Travel Co	3,736	168	CytRx Corp (a)	48,479	44
Hawaiian Holdings Inc (a)	5,472	32	Dynavax Technologies Corp (a)	42,512	118
	$ 259		Emergent Biosolutions Inc (a)	8,405	195
Apparel - 0.92%			Enzo Biochem Inc (a)	12,474	50
Carter's Inc (a)	14,796	457	Enzon Pharmaceuticals Inc (a)	13,297	153
CROCS Inc (a)	164,201	3,302	Exelixis Inc (a)	19,152	235
Deckers Outdoor Corp (a)	10,864	922	Geron Corp (a)	30,409	146
G-III Apparel Group Ltd (a)	4,245	190	Halozyme Therapeutics Inc (a)	22,150	147
Lacrosse Footwear Inc	2,085	35	Human Genome Sciences Inc (a)	69,993	2,063
Maidenform Brands Inc (a)	6,421	203	Immunogen Inc (a)	19,135	256
Oxford Industries Inc	3,450	119	Incyte Corp (a)	212,383	3,925
Perry Ellis International Inc (a)	295	8	Inovio Pharmaceuticals Inc (a)	26,411	25
RG Barry Corp	3,582	44	InterMune Inc (a)	119,121	5,318
Skechers U.S.A. Inc (a)	8,588	164	Lexicon Pharmaceuticals Inc (a)	29,686	50
Steven Madden Ltd (a)	73,207	3,891	Ligand Pharmaceuticals Inc (a)	8,705	97
Timberland Co/The (a)	7,723	349	Maxygen Inc	1,096	6
True Religion Apparel Inc (a)	7,040	213	Medicines Co/The (a)	8,435	132
Under Armour Inc (a)	48,152	3,296	Micromet Inc (a)	25,571	173
Warnaco Group Inc/The (a)	12,419	799	Momenta Pharmaceuticals Inc (a)	321,227	6,061
Wolverine World Wide Inc	13,930	553	Nanosphere Inc (a)	7,612	23
	$ 14,545		Neuralstem Inc (a)	21,485	38
Automobile Parts & Equipment - 0.39%			Novavax Inc (a)	40,155	103
American Axle & Manufacturing Holdings Inc (a)	16,630	213	NPS Pharmaceuticals Inc (a)	252,562	2,619
Amerigon Inc (a)	9,598	164	Nymox Pharmaceutical Corp (a)	7,219	55
			Omeros Corp (a)	8,325	44
Cooper Tire & Rubber Co	17,286	466
Dana Holding Corp (a)	36,212	658	PDL BioPharma Inc	40,146	258
Dorman Products Inc (a)	5,062	197	PURE Bioscience Inc (a)	16,453	21
Exide Technologies (a)	8,172	82	Seattle Genetics Inc (a)	327,276	5,436
Fuel Systems Solutions Inc (a)	6,778	201	Sequenom Inc (a)	28,331	200
Meritor Inc (a)	27,577	475	SuperGen Inc (a)	1,116	3
			Transcept Pharmaceuticals Inc (a)	1,778	18
Standard Motor Products Inc	2,007	29	United Therapeutics Corp (a)	284,001	19,017
Superior Industries International Inc	2,536	64
Tenneco Inc (a)	14,908	689		$ 59,959
Titan International Inc	2,910	90	Building Materials - 1.01%
WABCO Holdings Inc (a)	39,227	2,897	American DG Energy Inc (a)	6,301	13
	$ 6,225		Drew Industries Inc	3,146	76
			Interline Brands Inc (a)	476,560	10,065
Banks - 0.89%
Arrow Financial Corp	231	6	Quanex Building Products Corp	3,318	70
Bank of the Ozarks Inc	752	34	Simpson Manufacturing Co Inc	202,735	5,660
			Trex Co Inc (a)	3,850	123
Bridge Bancorp Inc	927	20
Cass Information Systems Inc	3,785	151		$ 16,007
First Financial Bankshares Inc	2,522	140	Chemicals - 1.82%
Iberiabank Corp	88,123	5,288	Arch Chemicals Inc	4,066	157
Signature Bank/New York NY (a)	140,377	8,171	Balchem Corp	7,022	279
Suffolk Bancorp	1,169	19	Ferro Corp (a)	11,256	169
SY Bancorp Inc	794	20	Hawkins Inc	3,244	153
Trustco Bank Corp NY	1,468	9	HB Fuller Co	1,508	33
Walker & Dunlop Inc (a)	2,529	30	Innophos Holdings Inc	2,253	104
			KMG Chemicals Inc	2,323	48

See accompanying notes

364

Schedule of Investments
SmallCap Growth Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Kraton Performance Polymers Inc (a)	4,299 $	198	Multi-Color Corp	186 $	4
Kronos Worldwide Inc	57,800	3,558	National Research Corp	727	26
Minerals Technologies Inc	660	45	On Assignment Inc (a)	1,699	19
NewMarket Corp	2,846	525	Parexel International Corp (a)	14,573	405
Olin Corp	11,433	294	PDI Inc (a)	3,049	26
Omnova Solutions Inc (a)	20,115	171	Pre-Paid Legal Services Inc (a)	2,097	138
PolyOne Corp	19,346	280	Providence Service Corp/The (a)	5,822	86
Quaker Chemical Corp	3,665	166	Resources Connection Inc	13,486	199
Rockwood Holdings Inc (a)	140,517	7,973	Rollins Inc	18,637	391
Solutia Inc (a)	360,584	9,501	Rural/Metro Corp (a)	8,487	145
Stepan Co	1,942	140	SFN Group Inc (a)	3,109	33
Westlake Chemical Corp	70,600	4,635	Sotheby's	205,707	10,393
WR Grace & Co (a)	5,068	230	Standard Parking Corp (a)	6,984	122
	$ 28,659		Steiner Leisure Ltd (a)	4,111	200
Coal - 0.14%			SuccessFactors Inc (a)	314,611	10,908
Cloud Peak Energy Inc (a)	2,653	55	Team Health Holdings Inc (a)	6,905	137
Hallador Energy Co	1,543	17	Team Inc (a)	529	13
International Coal Group Inc (a)	167,800	1,851	TeleTech Holdings Inc (a)	8,014	159
James River Coal Co (a)	8,469	198	TNS Inc (a)	11,592	190
L&L Energy Inc (a)	7,916	55	Transcend Services Inc (a)	4,029	97
	$ 2,176		TrueBlue Inc (a)	448,636	6,317
Commercial Services - 5.85%			United Rentals Inc (a)	187,600	5,519
ABM Industries Inc	6,337	154	Valassis Communications Inc (a)	13,933	402
Acacia Research - Acacia Technologies (a)	10,767	443	Viad Corp	1,201	30
Accretive Health Inc (a)	5,162	146	Wright Express Corp (a)	9,662	544
Advance America Cash Advance Centers Inc	2,786	16	Zipcar Inc (a)	185,931	4,795
Advisory Board Co/The (a)	4,477	209		$ 92,350
American Public Education Inc (a)	44,953	1,900	Computers - 3.51%
Arbitron Inc	42,475	1,643	3D Systems Corp (a)	5,723	239
AVEO Pharmaceuticals Inc (a)	117,685	1,831	CACI International Inc (a)	914	56
Avis Budget Group Inc (a)	25,480	483	Cadence Design Systems Inc (a)	372,700	3,869
Bridgepoint Education Inc (a)	8,779	154	Computer Task Group Inc (a)	4,441	66
Capella Education Co (a)	4,683	232	Cray Inc (a)	6,770	46
Cardtronics Inc (a)	8,026	171	Digimarc Corp (a)	2,917	79
CBIZ Inc (a)	8,524	62	Fortinet Inc (a)	219,460	10,687
Cenveo Inc (a)	24,439	158	iGate Corp	10,578	179
Chemed Corp	5,966	415	Insight Enterprises Inc (a)	4,509	77
Consolidated Graphics Inc (a)	2,651	149	Jack Henry & Associates Inc	24,589	835
Corporate Executive Board Co	9,920	395	Keyw Holding Corp/The (a)	265,364	2,969
Corvel Corp (a)	3,102	161	LivePerson Inc (a)	11,089	148
CoStar Group Inc (a)	5,165	351	Magma Design Automation Inc (a)	29,263	186
CPI Corp	2,230	40	Manhattan Associates Inc (a)	6,617	239
Deluxe Corp	13,943	378	Maxwell Technologies Inc (a)	6,454	115
Dollar Financial Corp (a)	10,517	242	Mentor Graphics Corp (a)	12,089	178
Dollar Thrifty Automotive Group Inc (a)	7,135	492	Mercury Computer Systems Inc (a)	1,153	22
Forrester Research Inc	3,633	144	MICROS Systems Inc (a)	120,937	6,291
Genpact Ltd (a)	507,421	8,164	MTS Systems Corp	3,815	169
Geo Group Inc/The (a)	8,396	224	NCI Inc (a)	2,934	72
Global Cash Access Holdings Inc (a)	18,837	62	Netscout Systems Inc (a)	8,907	228
Global Payments Inc	237,461	12,642	Quantum Corp (a)	63,558	202
Grand Canyon Education Inc (a)	13,764	199	Radiant Systems Inc (a)	332,565	6,625
Great Lakes Dredge & Dock Corp	8,626	64	Radisys Corp (a)	7,299	64
Hackett Group Inc/The (a)	7,942	34	RealD Inc (a)	313,233	9,109
Healthcare Services Group Inc	19,117	340	Riverbed Technology Inc (a)	210,233	7,387
Heartland Payment Systems Inc	9,425	188	SMART Modular Technologies WWH Inc (a)	13,138	120
Hill International Inc (a)	2,580	13	Spansion Inc (a)	6,077	120
HMS Holdings Corp (a)	116,657	9,182	STEC Inc (a)	117,117	2,451
Huron Consulting Group Inc (a)	3,070	88	Stratasys Inc (a)	28,146	1,516
ICF International Inc (a)	2,520	61	Super Micro Computer Inc (a)	10,825	185
Insperity Inc	6,380	193	SYKES Enterprises Inc (a)	1,990	40
iSoftstone Holdings Ltd ADR(a)	54,886	1,088	Synaptics Inc (a)	10,397	295
K12 Inc (a)	171,931	6,769	Syntel Inc	3,782	207
Kelly Services Inc (a)	1,245	24	Unisys Corp (a)	4,922	146
Kenexa Corp (a)	5,633	166	Xyratex Ltd (a)	13,476	138
Kforce Inc (a)	7,510	118		$ 55,355
Korn/Ferry International (a)	1,153	24	Consumer Products - 0.02%
Landauer Inc	2,643	159	American Greetings Corp	1,038	25
Lincoln Educational Services Corp	6,259	105	Blyth Inc	680	32
MAXIMUS Inc	5,036	403	Kid Brands Inc (a)	942	7
Medifast Inc (a)	6,082	120	Oil-Dri Corp of America	346	8
Monro Muffler Brake Inc	8,342	253	Summer Infant Inc (a)	4,535	40

See accompanying notes

365

Schedule of Investments
SmallCap Growth Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics - 1.01%
WD-40 Co	4,498 $	187	American Science & Engineering Inc	53,718 $	4,733
	$ 299		Analogic Corp	2,568	148
Cosmetics & Personal Care - 0.14%			Badger Meter Inc	3,732	141
Elizabeth Arden Inc (a)	66,532	2,000	Ballantyne Strong Inc (a)	6,027	41
Inter Parfums Inc	6,441	122	Benchmark Electronics Inc (a)	2,497	42
Revlon Inc (a)	2,359	41	Checkpoint Systems Inc (a)	7,024	148
	$ 2,163		Coherent Inc (a)	5,389	337
Distribution & Wholesale - 0.90%			CTS Corp	4,111	45
Beacon Roofing Supply Inc (a)	13,351	298	Daktronics Inc	2,919	31
Brightpoint Inc (a)	21,614	219	DDi Corp	5,572	54
Chindex International Inc (a)	2,448	42	Dionex Corp (a)	5,041	597
Core-Mark Holding Co Inc (a)	644	22	FARO Technologies Inc (a)	4,023	174
Houston Wire & Cable Co	7,877	132	FEI Co (a)	4,378	142
LKQ Corp (a)	282,843	7,133	II-VI Inc (a)	7,263	420
MWI Veterinary Supply Inc (a)	3,502	291	LaBarge Inc (a)	4,321	83
Owens & Minor Inc	14,244	491	Methode Electronics Inc	9,022	111
Pool Corp	13,729	416	Multi-Fineline Electronix Inc (a)	3,830	102
School Specialty Inc (a)	2,982	44	National Instruments Corp	56,550	1,716
Titan Machinery Inc (a)	134,921	4,245	Newport Corp (a)	4,642	87
United Stationers Inc	4,415	318	OSI Systems Inc (a)	3,719	143
Watsco Inc	6,929	491	Park Electrochemical Corp	5,642	180
			Plexus Corp (a)	12,492	456
	$ 14,142
Diversified Financial Services - 1.40%			Pulse Electronics Corp	17,252	103
Affiliated Managers Group Inc (a)	41,814	4,561	Rofin-Sinar Technologies Inc (a)	3,988	173
			Sanmina-SCI Corp (a)	24,418	286
Artio Global Investors Inc	11,121	183	Sensata Technologies Holding NV (a)	130,995	4,599
BGC Partners Inc	15,827	153	Spectrum Control Inc (a)	1,988	40
Credit Acceptance Corp (a)	2,433	197	TTM Technologies Inc (a)	8,283	158
Diamond Hill Investment Group Inc	988	81	Viasystems Group Inc (a)	1,321	34
Duff & Phelps Corp	12,128	187
Encore Capital Group Inc (a)	4,305	129	Watts Water Technologies Inc	1,192	46
Epoch Holding Corp	5,471	95	Woodward Inc	17,645	654
Evercore Partners Inc - Class A	4,108	143		$ 16,024
Financial Engines Inc (a)	6,097	173	Energy - Alternate Sources - 0.01%
Gain Capital Holdings Inc (a)	1,524	10	Clean Energy Fuels Corp (a)	11,354	194
GAMCO Investors Inc	1,868	96
GFI Group Inc	17,089	87	Engineering & Construction - 0.40%
Greenhill & Co Inc	55,149	3,254	Argan Inc (a)	372	3
Higher One Holdings Inc (a)	3,170	45	Chicago Bridge & Iron Co NV	137,100	5,558
Imperial Holdings Inc (a)	3,957	39	Exponent Inc (a)	3,928	169
KBW Inc	167,878	3,814	Insituform Technologies Inc (a)	9,771	247
MarketAxess Holdings Inc	8,071	196	Michael Baker Corp (a)	348	9
Nelnet Inc	927	21	Mistras Group Inc (a)	6,497	119
optionsXpress Holdings Inc	11,761	217	MYR Group Inc/Delaware (a)	1,280	32
Portfolio Recovery Associates Inc (a)	4,725	426	Orion Marine Group Inc (a)	11,952	123
Pzena Investment Management Inc	3,248	24	VSE Corp	955	27
Stifel Financial Corp (a)	169,690	7,752		$ 6,287
Westwood Holdings Group Inc	2,366	89	Entertainment - 1.05%
World Acceptance Corp (a)	2,265	154	Ascent Media Corp (a)	129,301	6,210
	$ 22,126		National CineMedia Inc	586,281	10,225
Electric - 0.01%			Shuffle Master Inc (a)	15,125	165
EnerNOC Inc (a)	9,324	167		$ 16,600
Otter Tail Corp	894	21	Environmental Control - 0.73%
	$ 188		Calgon Carbon Corp (a)	13,991	240
Electrical Components & Equipment - 1.11%			Clean Harbors Inc (a)	6,680	658
Acuity Brands Inc	12,662	745	Darling International Inc (a)	23,320	377
Advanced Battery Technologies Inc (a)	19,204	33	Heckmann Corp (a)	22,011	139
Advanced Energy Industries Inc (a)	10,161	144	Mine Safety Appliances Co	4,843	192
American Superconductor Corp (a)	12,563	149	Tetra Tech Inc (a)	17,869	422
AMETEK Inc	154,909	7,132	Waste Connections Inc	306,994	9,446
Belden Inc	13,538	515		$ 11,474
Coleman Cable Inc (a)	3,320	33	Food - 0.30%
Energy Conversion Devices Inc (a)	4,645	9	Arden Group Inc	528	44
EnerSys (a)	4,004	152	B&G Foods Inc	7,746	140
Generac Holdings Inc (a)	2,951	61	Cal-Maine Foods Inc	5,591	162
GrafTech International Ltd (a)	34,863	809	Diamond Foods Inc	6,271	411
Littelfuse Inc	4,679	291	Fresh Market Inc/The (a)	48,064	2,010
Power-One Inc (a)	20,660	171	J&J Snack Foods Corp	3,861	196
Universal Display Corp (a)	132,932	7,303	Lancaster Colony Corp	5,691	348
	$ 17,547		Pilgrim's Pride Corp (a)	9,485	56
			Ruddick Corp	5,713	237
			Sanderson Farms Inc	5,944	283

See accompanying notes

366

Schedule of Investments
SmallCap Growth Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Products (continued)
Snyders-Lance Inc	6,446 $	127	Rochester Medical Corp (a)	4,561 $	53
Tootsie Roll Industries Inc	5,552	165	Sirona Dental Systems Inc (a)	129,208	7,374
United Natural Foods Inc (a)	13,711	585	Solta Medical Inc (a)	7,730	28
Village Super Market Inc	1,271	34	SonoSite Inc (a)	5,989	208
	$ 4,798		Spectranetics Corp (a)	14,158	81
Forest Products & Paper - 0.05%			STAAR Surgical Co (a)	14,597	81
Clearwater Paper Corp (a)	2,531	198	STERIS Corp	16,091	580
Deltic Timber Corp	2,612	177	Syneron Medical Ltd (a)	3,793	48
Neenah Paper Inc	3,049	71	Synovis Life Technologies Inc (a)	5,182	106
Schweitzer-Mauduit International Inc	5,338	277	TomoTherapy Inc (a)	7,313	34
Verso Paper Corp (a)	6,525	31	Vascular Solutions Inc (a)	7,119	91
	$ 754		Vital Images Inc (a)	4,449	83
Gas - 0.01%			Volcano Corp (a)	459,997	12,263
South Jersey Industries Inc	2,253	129	West Pharmaceutical Services Inc	9,507	449
			Wright Medical Group Inc (a)	10,604	175
Hand & Machine Tools - 0.49%			Young Innovations Inc	879	27
Franklin Electric Co Inc	6,190	279	Zoll Medical Corp (a)	107,463	6,091
Lincoln Electric Holdings Inc	95,742	7,524		$ 127,091
	$ 7,803		Healthcare - Services - 3.19%
Healthcare - Products - 8.05%			Air Methods Corp (a)	3,251	220
Abaxis Inc (a)	6,235	181	Alliance HealthCare Services Inc (a)	12,382	55
ABIOMED Inc (a)	75,026	1,304	Allied Healthcare International Inc (a)	2,796	7
Accuray Inc (a)	15,606	139	Almost Family Inc (a)	3,606	125
Affymetrix Inc (a)	3,050	16	Amedisys Inc (a)	8,176	272
Align Technology Inc (a)	16,954	409	America Service Group Inc	3,990	103
American Medical Systems Holdings Inc (a)	21,567	636	American Dental Partners Inc (a)	274	4
ArthroCare Corp (a)	7,594	268	AMERIGROUP Corp (a)	3,025	207
Atrion Corp	698	121	Bio-Reference Labs Inc (a)	6,644	167
BG Medicine Inc (a)	2,247	17	Centene Corp (a)	206,080	7,466
Bruker BioSciences Corp (a)	20,780	410	Continucare Corp (a)	11,067	59
Caliper Life Sciences Inc (a)	18,845	126	Covance Inc (a)	362,101	22,668
CardioNet Inc (a)	2,682	12	Emeritus Corp (a)	5,587	137
Cepheid Inc (a)	187,432	6,056	Ensign Group Inc/The	6,054	167
Cerus Corp (a)	20,957	62	Gentiva Health Services Inc (a)	4,388	123
Conceptus Inc (a)	13,802	213	Healthsouth Corp (a)	25,250	647
Cooper Cos Inc/The	66,000	4,943	Healthspring Inc (a)	239,582	9,940
CryoLife Inc (a)	837	5	IPC The Hospitalist Co Inc (a)	138,590	7,187
Cyberonics Inc (a)	61,930	2,203	LHC Group Inc (a)	6,943	206
DexCom Inc (a)	347,182	5,780	Metropolitan Health Networks Inc (a)	16,144	68
Endologix Inc (a)	21,251	169	Molina Healthcare Inc (a)	4,069	175
Exactech Inc (a)	2,565	46	RehabCare Group Inc (a)	1,987	75
Female Health Co/The	7,902	37	Sunrise Senior Living Inc (a)	16,388	170
Genomic Health Inc (a)	6,319	173	US Physical Therapy Inc	3,978	97
Gen-Probe Inc (a)	275,518	22,846		$ 50,345
Haemonetics Corp (a)	7,188	505	Holding Companies - Diversified - 0.00%
Hanger Orthopedic Group Inc (a)	61,854	1,681	Primoris Services Corp	952	11
HeartWare International Inc (a)	2,665	199
Henry Schein Inc (a)	239,803	17,522	Home Furnishings - 2.13%
Hill-Rom Holdings Inc	101,800	4,582	DTS Inc/CA (a)	4,233	186
ICU Medical Inc (a)	1,193	54	Harman International Industries Inc	254,936	12,372
IDEXX Laboratories Inc (a)	102,826	8,373	Sealy Corp (a)	8,147	22
Immucor Inc (a)	19,995	437	Select Comfort Corp (a)	570,970	9,061
Insulet Corp (a)	12,474	268	Tempur-Pedic International Inc (a)	185,582	11,651
Integra LifeSciences Holdings Corp (a)	6,008	314	TiVo Inc (a)	28,749	275
Invacare Corp	663	22	Universal Electronics Inc (a)	2,294	64
IRIS International Inc (a)	7,891	74		$ 33,631
Kensey Nash Corp (a)	3,299	82	Insurance - 0.03%
LCA-Vision Inc (a)	8,271	56	CNO Financial Group Inc (a)	7,696	62
Luminex Corp (a)	10,542	204	Crawford & Co	10,537	49
MAKO Surgical Corp (a)	81,198	2,231	eHealth Inc (a)	9,923	135
Masimo Corp	205,872	7,163	First American Financial Corp	2,651	42
Meridian Bioscience Inc	11,604	287	Life Partners Holdings Inc	4,041	28
Merit Medical Systems Inc (a)	52,266	1,218	Tower Group Inc	7,513	172
Natus Medical Inc (a)	8,150	138		$ 488
NuVasive Inc (a)	11,054	341	Internet - 4.00%
NxStage Medical Inc (a)	262,074	6,458	AboveNet Inc	6,277	419
Orthofix International NV (a)	5,126	175	Ancestry.com Inc (a)	42,483	1,942
Orthovita Inc (a)	29,611	71	Blue Coat Systems Inc (a)	12,772	368
Palomar Medical Technologies Inc (a)	4,744	76	Blue Nile Inc (a)	63,327	3,609
PSS World Medical Inc (a)	16,357	470	BroadSoft Inc (a)	2,691	122
Quidel Corp (a)	11,007	146	Cogent Communications Group Inc (a)	12,367	179

See accompanying notes

367

Schedule of Investments SmallCap Growth Fund I April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
comScore Inc (a)	43,925	$1,310	Intevac Inc (a)	3,582	$44
Constant Contact Inc (a)	7,011	194	iRobot Corp (a)	5,892	209
DealerTrack Holdings Inc (a)	303,010	6,806	Kadant Inc (a)	1,401	43
Dice Holdings Inc (a)	6,926	127	Lindsay Corp	3,049	224
eResearchTechnology Inc (a)	21,552	137	Middleby Corp (a)	77,911	6,986
Global Sources Ltd (a)	7,275	89	NACCO Industries Inc	1,544	162
GSI Commerce Inc (a)	16,511	483	Nordson Corp	19,760	1,126
Infospace Inc (a)	1,856	17	Robbins & Myers Inc	60,700	2,639
IntraLinks Holdings Inc (a)	485,866	15,431	Sauer-Danfoss Inc (a)	3,349	198
j2 Global Communications Inc (a)	8,939	263	Tennant Co	5,496	225
Keynote Systems Inc	683	15	Twin Disc Inc	503	17
Liquidity Services Inc (a)	6,248	122			$46,239
LoopNet Inc (a)	8,179	152	Media - 0.35%
NIC Inc	15,944	205	Beasley Broadcasting Group Inc (a)	1,446	10
Nutrisystem Inc	11,979	180	Belo Corp (a)	25,506	215
Online Resources Corp (a)	4,106	16	Cumulus Media Inc (a)	1,890	9
OpenTable Inc (a)	4,595	511	Demand Media Inc (a)	2,653	44
Orbitz Worldwide Inc (a)	344,632	1,103	DG FastChannel Inc (a)	7,702	282
QuinStreet Inc (a)	4,469	81	Dolan Co/The (a)	5,574	65
Rackspace Hosting Inc (a)	28,187	1,302	Entercom Communications Corp (a)	8,227	87
Sapient Corp (a)	25,685	324	Factset Research Systems Inc	42,243	4,622
Shutterfly Inc (a)	108,259	6,664	Journal Communications Inc (a)	2,141	12
Sourcefire Inc (a)	7,987	213	Lee Enterprises Inc (a)	20,060	29
SPS Commerce Inc (a)	2,095	34	McClatchy Co/The (a)	26,653	76
Stamps.com Inc	4,367	59	Primedia Inc	2,229	11
TeleCommunication Systems Inc (a)	7,829	36	Sinclair Broadcast Group Inc	1,264	14
TIBCO Software Inc (a)	513,028	15,385			$5,476
Travelzoo Inc (a)	17,622	1,444	Metal Fabrication & Hardware - 1.11%
United Online Inc	7,828	52	Ampco-Pittsburgh Corp	359	10
ValueClick Inc (a)	18,091	303	Haynes International Inc	690	37
VASCO Data Security International Inc (a)	9,609	119	Kaydon Corp	9,684	375
VirnetX Holding Corp	10,040	254	Mueller Industries Inc	2,243	88
Vocus Inc (a)	7,420	220	Mueller Water Products Inc - Class A	35,260	155
WebMD Health Corp (a)	41,300	2,390	Omega Flex Inc (a)	1,226	17
Websense Inc (a)	12,118	313	RBC Bearings Inc (a)	156,139	6,130
Zix Corp (a)	24,639	81	Sun Hydraulics Corp	3,069	143
		$63,074	Valmont Industries Inc	98,162	10,336
Investment Companies - 0.00%			Worthington Industries Inc	8,352	180
Solar Senior Capital Ltd (a)	881	17			$17,471
			Mining - 0.49%
Iron & Steel - 0.00%			Allied Nevada Gold Corp (a)	73,010	3,144
Shiloh Industries Inc	1,157	13	AMCOL International Corp	5,825	217
			Coeur d'Alene Mines Corp (a)	2,541	81
Leisure Products & Services - 1.10%			Globe Specialty Metals Inc	18,296	412
Brunswick Corp/DE	217,088	5,073	Golden Star Resources Ltd (a)	64,219	209
Interval Leisure Group Inc (a)	10,904	175	Horsehead Holding Corp (a)	982	15
Life Time Fitness Inc (a)	176,101	6,889	Molycorp Inc (a)	2,808	206
Polaris Industries Inc	48,997	5,166	Noranda Aluminum Holding Corp (a)	6,069	103
		$17,303	Stillwater Mining Co (a)	125,739	2,868
Lodging - 0.84%			Thompson Creek Metals Co Inc (a)	7,737	95
Ameristar Casinos Inc	6,592	132	United States Lime & Minerals Inc (a)	1,091	45
Gaylord Entertainment Co (a)	175,190	6,284	US Gold Corp (a)	28,389	267
Monarch Casino & Resort Inc (a)	902	10			$7,662
Orient-Express Hotels Ltd (a)	555,696	6,818	Miscellaneous Manufacturing - 2.11%
		$13,244	Actuant Corp	645,370	17,915
Machinery - Construction & Mining - 0.11%			AO Smith Corp	8,429	371
Bucyrus International Inc	18,853	1,724	AZZ Inc	2,908	127
			Barnes Group Inc	12,460	308
Machinery - Diversified - 2.93%			Blount International Inc (a)	14,393	239
Albany International Corp	2,277	58	Brink's Co/The	11,692	386
Altra Holdings Inc (a)	8,062	205	CLARCOR Inc	13,669	618
Applied Industrial Technologies Inc	12,259	432	Colfax Corp (a)	6,786	148
Briggs & Stratton Corp	7,756	183	Eastman Kodak Co (a)	66,974	186
Chart Industries Inc (a)	28,400	1,381	EnPro Industries Inc (a)	3,880	156
Cognex Corp	55,547	1,738	GP Strategies Corp (a)	1,885	25
DXP Enterprises Inc (a)	3,448	91	Hexcel Corp (a)	396,656	8,540
Flow International Corp (a)	17,868	77	John Bean Technologies Corp	8,371	169
Gorman-Rupp Co/The	3,546	143	Koppers Holdings Inc	6,130	280
Graco Inc	222,594	11,136	LSB Industries Inc (a)	4,890	197
IDEX Corp	400,099	18,772	Matthews International Corp	8,468	340
Intermec Inc (a)	13,101	150	Park-Ohio Holdings Corp (a)	3,315	71

See accompanying notes

Schedule of Investments SmallCap Growth Fund I April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
Polypore International Inc (a)	40,101	$2,477	Alkermes Inc (a)	11,693	$169
Raven Industries Inc	4,025	219	Allos Therapeutics Inc (a)	34,835	101
Standex International Corp	970	35	Ardea Biosciences Inc (a)	86,380	2,449
STR Holdings Inc (a)	7,994	132	Array BioPharma Inc (a)	22,297	69
Sturm Ruger & Co Inc	8,610	205	Auxilium Pharmaceuticals Inc (a)	11,775	287
Tredegar Corp	825	18	AVI BioPharma Inc (a)	48,920	88
Trimas Corp (a)	6,369	148	BioScrip Inc (a)	12,708	59
		$33,310	Caraco Pharmaceutical Laboratories Ltd (a)	228	1
Office Furnishings - 0.56%			Catalyst Health Solutions Inc (a)	29,263	1,743
Herman Miller Inc	16,492	429	Cumberland Pharmaceuticals Inc (a)	5,447	27
HNI Corp	11,262	310	Depomed Inc (a)	14,789	131
Interface Inc	421,691	7,861	Durect Corp (a)	39,110	146
Knoll Inc	13,669	268	Dyax Corp (a)	43,674	87
Steelcase Inc	3,970	46	Furiex Pharmaceuticals Inc (a)	3,436	51
		$8,914	Hi-Tech Pharmacal Co Inc (a)	4,063	112
Oil & Gas - 2.11%			Impax Laboratories Inc (a)	269,804	7,387
Abraxas Petroleum Corp (a)	12,997	66	Ironwood Pharmaceuticals Inc (a)	116,600	1,705
Apco Oil and Gas International Inc	2,703	244	Isis Pharmaceuticals Inc (a)	26,581	249
Brigham Exploration Co (a)	153,822	5,158	Jazz Pharmaceuticals Inc (a)	3,980	127
Cabot Oil & Gas Corp	130,916	7,368	Lannett Co Inc (a)	1,202	7
Callon Petroleum Co (a)	16,904	116	MAP Pharmaceuticals Inc (a)	149,525	2,306
Carrizo Oil & Gas Inc (a)	10,361	413	Medivation Inc (a)	9,603	237
Clayton Williams Energy Inc (a)	1,503	136	Nabi Biopharmaceuticals (a)	18,958	110
Contango Oil & Gas Co (a)	2,292	142	Nature's Sunshine Products Inc (a)	3,293	29
CVR Energy Inc (a)	48,700	1,083	Nektar Therapeutics (a)	260,763	2,706
Endeavour International Corp (a)	13,528	196	Neogen Corp (a)	6,435	270
Energy XXI Bermuda Ltd (a)	21,810	791	Neurocrine Biosciences Inc (a)	21,648	166
Gulfport Energy Corp (a)	7,560	257	Obagi Medical Products Inc (a)	7,597	97
Kodiak Oil & Gas Corp (a)	189,321	1,329	Onyx Pharmaceuticals Inc (a)	17,687	664
Magnum Hunter Resources Corp (a)	14,777	121	Opko Health Inc (a)	43,902	175
McMoRan Exploration Co (a)	23,818	436	Optimer Pharmaceuticals Inc (a)	195,971	2,475
Northern Oil and Gas Inc (a)	15,969	379	Orexigen Therapeutics Inc (a)	13,453	42
Oasis Petroleum Inc (a)	45,057	1,384	Osiris Therapeutics Inc (a)	7,143	51
Panhandle Oil and Gas Inc	3,164	96	Pain Therapeutics Inc (a)	15,769	150
Patterson-UTI Energy Inc	44,600	1,388	Pharmasset Inc (a)	44,932	4,559
Petroquest Energy Inc (a)	5,305	46	PharMerica Corp (a)	4,910	65
RAM Energy Resources Inc (a)	22,062	45	POZEN Inc (a)	11,875	74
Resolute Energy Corp (a)	187,278	3,313	Questcor Pharmaceuticals Inc (a)	15,515	318
Rex Energy Corp (a)	2,347	30	Rigel Pharmaceuticals Inc (a)	22,946	209
Rosetta Resources Inc (a)	33,615	1,544	Salix Pharmaceuticals Ltd (a)	118,726	4,665
SM Energy Co	92,440	7,012	Savient Pharmaceuticals Inc (a)	16,845	196
Stone Energy Corp (a)	1,298	46	Schiff Nutrition International Inc	1,402	14
Vaalco Energy Inc (a)	2,684	19	Sciclone Pharmaceuticals Inc (a)	15,725	69
Venoco Inc (a)	1,923	36	SIGA Technologies Inc (a)	15,281	210
W&T Offshore Inc	927	25	Spectrum Pharmaceuticals Inc (a)	14,686	132
Warren Resources Inc (a)	4,777	22	SXC Health Solutions Corp (a)	379,514	20,934
		$33,241	Synta Pharmaceuticals Corp (a)	9,909	60
			Targacept Inc (a)	6,821	165
Oil & Gas Services - 2.45%			Theravance Inc (a)	18,595	516
CARBO Ceramics Inc	5,413	871	USANA Health Sciences Inc (a)	2,754	103
Complete Production Services Inc (a)	205,435	6,972
Dresser-Rand Group Inc (a)	93,034	4,888	Vanda Pharmaceuticals Inc (a)	12,310	99
Dril-Quip Inc (a)	137,729	10,544	Vivus Inc (a)	22,953	179
ION Geophysical Corp (a)	224,024	2,832	XenoPort Inc (a)	13,790	113
Key Energy Services Inc (a)	3,049	55	Zalicus Inc (a)	27,606	84
Lufkin Industries Inc	19,355	1,787			$57,402
Matrix Service Co (a)	1,848	27	Private Equity - 0.00%
Newpark Resources Inc (a)	2,606	24	Medley Capital Corp	1,223	14
Oceaneering International Inc	115,456	10,093
OYO Geospace Corp (a)	1,705	159	Real Estate - 0.00%
RPC Inc	12,823	347	HFF Inc (a)	5,040	75
Targa Resources Corp	3,218	113
		$38,712	REITS - 0.21%
Packaging & Containers - 0.04%			Acadia Realty Trust	3,617	75
AEP Industries Inc (a)	818	25	Alexander's Inc	375	165
Graham Packaging Co Inc (a)	579	13	American Assets Trust Inc	1,341	30
Rock-Tenn Co	3,982	275	Associated Estates Realty Corp	10,064	168
Silgan Holdings Inc	6,041	277	EastGroup Properties Inc	3,318	153
		$590	Equity Lifestyle Properties Inc	4,778	286
Pharmaceuticals - 3.64%			Equity One Inc	2,120	42
			FelCor Lodging Trust Inc (a)	20,979	133
Akorn Inc (a)	24,870	165
			Getty Realty Corp	4,671	119

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Home Properties Inc	3,448 $	219	Penske Automotive Group Inc (a)	7,435 $	167
LTC Properties Inc	2,385	70	PetMed Express Inc	10,358	156
Mid-America Apartment Communities Inc	6,088	407	PF Chang's China Bistro Inc	6,416	257
National Health Investors Inc	2,785	135	Pier 1 Imports Inc (a)	28,802	351
Omega Healthcare Investors Inc	8,541	196	Pricesmart Inc	3,920	163
Potlatch Corp	5,760	223	Retail Ventures Inc (a)	10,405	214
PS Business Parks Inc	1,667	100	Rue21 Inc (a)	6,521	196
Saul Centers Inc	1,750	77	Ruth's Hospitality Group Inc (a)	13,500	66
Summit Hotel Properties Inc	1,085	12	Sally Beauty Holdings Inc (a)	23,492	347
Tanger Factory Outlet Centers	12,864	355	Shoe Carnival Inc (a)	738	22
Universal Health Realty Income Trust	2,606	112	Sonic Automotive Inc	2,798	39
Urstadt Biddle Properties Inc	1,145	23	Sonic Corp (a)	17,087	192
Washington Real Estate Investment Trust	4,455	144	Stein Mart Inc	4,912	53
	$ 3,244		Systemax Inc (a)	3,984	52
Retail - 9.26%			Texas Roadhouse Inc	336,972	5,483
99 Cents Only Stores (a)	10,902	220	Tractor Supply Co	123,770	7,658
AerCap Holdings NV (a)	78,959	1,131	Ulta Salon Cosmetics & Fragrance Inc (a)	263,720	14,027
AFC Enterprises Inc (a)	9,395	142	Vera Bradley Inc (a)	160,481	7,806
America's Car-Mart Inc (a)	2,103	52	Vitamin Shoppe Inc (a)	199,905	7,800
ANN Inc (a)	509,826	15,912	Wet Seal Inc/The (a)	33,447	147
Asbury Automotive Group Inc (a)	8,137	141	Winmark Corp	1,008	42
Ascena Retail Group Inc (a)	15,643	490	World Fuel Services Corp	433,664	17,164
Big 5 Sporting Goods Corp	9,093	109	Zumiez Inc (a)	387,115	10,882
Biglari Holdings Inc (a)	59	26		$ 146,198
BJ's Restaurants Inc (a)	6,298	296	Savings & Loans - 0.00%
Body Central Corp (a)	52,546	1,271	ViewPoint Financial Group	2,286	28
Bon-Ton Stores Inc/The	1,748	24
Buckle Inc/The	6,909	314	Semiconductors - 5.51%
Buffalo Wild Wings Inc (a)	5,030	307	Amkor Technology Inc (a)	32,122	215
Cabela's Inc (a)	99,700	2,546	Applied Micro Circuits Corp (a)	729,893	7,649
Caribou Coffee Co Inc (a)	3,272	31	ATMI Inc (a)	794	16
Carrols Restaurant Group Inc (a)	5,478	54	AXT Inc (a)	5,702	40
Casey's General Stores Inc	4,258	166	Brooks Automation Inc (a)	11,287	138
Cash America International Inc	4,349	206	Cavium Networks Inc (a)	104,220	4,921
Casual Male Retail Group Inc (a)	15,527	66	Ceva Inc (a)	6,592	202
Cato Corp/The	7,716	197	Cirrus Logic Inc (a)	21,209	351
CEC Entertainment Inc	5,738	217	Cohu Inc	1,909	27
Cheesecake Factory Inc/The (a)	16,949	499	Diodes Inc (a)	10,421	357
Childrens Place Retail Stores Inc/The (a)	53,347	2,836	Entegris Inc (a)	467,637	4,036
Citi Trends Inc (a)	143,000	3,183	Entropic Communications Inc (a)	15,990	140
Coinstar Inc (a)	8,840	477	Fairchild Semiconductor International Inc (a)	346,666	7,270
Collective Brands Inc (a)	12,209	256	GSI Technology Inc (a)	5,704	51
Cracker Barrel Old Country Store Inc	6,102	313	GT Solar International Inc (a)	16,677	186
Denny's Corp (a)	43,803	179	Hittite Microwave Corp (a)	85,046	5,476
Destination Maternity Corp	4,140	97	Integrated Device Technology Inc (a)	29,272	238
Dick's Sporting Goods Inc (a)	172,399	7,056	Integrated Silicon Solution Inc (a)	9,686	94
DineEquity Inc (a)	5,016	251	International Rectifier Corp (a)	235,200	8,129
Domino's Pizza Inc (a)	5,704	106	IXYS Corp (a)	6,844	109
DSW Inc (a)	27,672	1,314	Kulicke & Soffa Industries Inc (a)	21,437	194
Einstein Noah Restaurant Group Inc	1,943	31	Lattice Semiconductor Corp (a)	35,527	241
Express Inc	7,198	155	LTX-Credence Corp (a)	21,784	189
Ezcorp Inc (a)	11,916	375	Magnachip Semiconductor Corp (a),(b)	215,575	3,007
Finish Line Inc/The	6,807	146	MaxLinear Inc (a)	3,183	30
First Cash Financial Services Inc (a)	8,797	345	Micrel Inc	15,739	202
GameStop Corp (a)	321,847	8,265	Microsemi Corp (a)	218,280	5,151
Genesco Inc (a)	1,069	43	Mindspeed Technologies Inc (a)	14,100	127
Gordmans Stores Inc (a)	1,248	23	MIPS Technologies Inc (a)	14,825	123
hhgregg Inc (a)	5,832	72	MKS Instruments Inc	6,447	183
Hibbett Sports Inc (a)	40,960	1,548	Monolithic Power Systems Inc (a)	9,983	170
HSN Inc (a)	10,763	357	Nanometrics Inc (a)	8,028	130
Jack in the Box Inc (a)	11,933	246	Netlogic Microsystems Inc (a)	249,568	10,764
JOS A Bank Clothiers Inc (a)	7,628	400	Omnivision Technologies Inc (a)	104,046	3,496
Kirkland's Inc (a)	7,031	106	Pericom Semiconductor Corp (a)	1,313	12
Krispy Kreme Doughnuts Inc (a)	26,106	146	Power Integrations Inc	6,147	248
Lithia Motors Inc	1,002	18	Richardson Electronics Ltd/United States	1,735	23
Liz Claiborne Inc (a)	22,428	141	Rudolph Technologies Inc (a)	13,025	147
Lumber Liquidators Holdings Inc (a)	5,467	142	Semtech Corp (a)	15,486	435
MSC Industrial Direct Co	182,117	13,038	Sigma Designs Inc (a)	1,990	25
Nu Skin Enterprises Inc	14,456	464	Silicon Image Inc (a)	25,974	216
Panera Bread Co (a)	51,453	6,232	Skyworks Solutions Inc (a)	65,164	2,050
Papa John's International Inc (a)	4,535	136	Standard Microsystems Corp (a)	3,117	85

See accompanying notes

370

Schedule of Investments SmallCap Growth Fund I April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Telecommunications (continued)
Teradyne Inc (a)	331,250	$5,333	Anaren Inc (a)	663	$11
Tessera Technologies Inc (a)	8,587	170	Anixter International Inc	4,310	324
TriQuint Semiconductor Inc (a)	48,040	661	Arris Group Inc (a)	10,970	132
Ultra Clean Holdings (a)	9,554	110	Aruba Networks Inc (a)	258,773	9,298
Ultratech Inc (a)	64,035	2,005	Atlantic Tele-Network Inc	3,880	143
Veeco Instruments Inc (a)	12,444	636	Cbeyond Inc (a)	11,925	152
Volterra Semiconductor Corp (a)	425,009	11,173	Ciena Corp (a)	118,100	3,335
		$86,981	Cincinnati Bell Inc (a)	24,186	72
Software - 8.52%			Comtech Telecommunications Corp	4,699	133
ACI Worldwide Inc (a)	9,800	324	Consolidated Communications Holdings Inc	8,671	159
Acxiom Corp (a)	19,525	284	DigitalGlobe Inc (a)	6,876	199
Advent Software Inc (a)	8,988	245	EXFO Inc (a)	242,798	2,285
American Software Inc/Georgia	9,801	76	Extreme Networks (a)	10,730	34
ANSYS Inc (a)	78,942	4,365	Finisar Corp (a)	22,324	627
Ariba Inc (a)	25,943	902	GeoEye Inc (a)	6,424	238
Aspen Technology Inc (a)	579,642	8,689	Hughes Communications Inc (a)	89,723	5,370
athenahealth Inc (a)	9,395	434	Hypercom Corp (a)	13,634	163
Blackbaud Inc	12,922	357	Infinera Corp (a)	21,322	167
Blackboard Inc (a)	8,503	409	InterDigital Inc	13,496	625
Bottomline Technologies Inc (a)	8,291	230	IPG Photonics Corp (a)	6,469	449
CommVault Systems Inc (a)	315,763	12,438	Ixia (a)	295,389	4,826
Computer Programs & Systems Inc	2,714	160	Knology Inc (a)	670,893	10,231
Compuware Corp (a)	108,625	1,231	LogMeIn Inc (a)	93,707	4,036
Concur Technologies Inc (a)	109,244	6,322	Loral Space & Communications Inc (a)	2,626	184
CSG Systems International Inc (a)	7,165	152	NeoPhotonics Corp (a)	2,444	26
DemandTec Inc (a)	605,535	6,703	Netgear Inc (a)	240,319	10,033
Digi International Inc (a)	1,829	22	Neutral Tandem Inc (a)	9,110	139
Ebix Inc (a)	8,690	199	NTELOS Holdings Corp	7,829	154
EPIQ Systems Inc	790	11	Oclaro Inc (a)	12,076	135
ePocrates Inc (a)	1,785	42	Oplink Communications Inc (a)	3,323	66
Guidance Software Inc (a)	5,908	47	PAETEC Holding Corp (a)	37,965	137
Informatica Corp (a)	278,409	15,594	Plantronics Inc	12,020	446
Innerworkings Inc (a)	10,547	95	Polycom Inc (a)	132,475	7,926
Interactive Intelligence Inc (a)	121,510	4,547	RF Micro Devices Inc (a)	82,510	550
Lawson Software Inc (a)	40,402	447	RigNet Inc (a)	546	11
Mantech International Corp	5,068	222	SAVVIS Inc (a)	9,338	368
MedAssets Inc (a)	12,132	194	Shenandoah Telecommunications Co	9,941	187
Medidata Solutions Inc (a)	5,323	137	Sonus Networks Inc (a)	42,725	168
MicroStrategy Inc (a)	2,400	339	Tekelec (a)	3,713	31
Monotype Imaging Holdings Inc (a)	9,839	134	TeleNav Inc (a)	3,315	45
NetSuite Inc (a)	71,658	2,480	Tessco Technologies Inc	1,233	15
Omnicell Inc (a)	9,186	141	USA Mobility Inc	5,307	82
Opnet Technologies Inc	3,832	150	ViaSat Inc (a)	2,917	116
Parametric Technology Corp (a)	28,938	702			$75,537
PDF Solutions Inc (a)	10,034	63	Textiles - 0.00%
Pegasystems Inc	297,861	11,060	Culp Inc (a)	3,930	40
Progress Software Corp (a)	19,349	574
QAD Inc (a)	2,842	31	Transportation - 3.91%
QLIK Technologies Inc (a)	74,503	2,389	Atlas Air Worldwide Holdings Inc (a)	119,380	8,227
Quality Systems Inc	5,398	484	Forward Air Corp	7,218	243
Quest Software Inc (a)	15,525	400	Genesee & Wyoming Inc (a)	192,214	11,913
Renaissance Learning Inc	5,572	67	Heartland Express Inc	12,559	217
RightNow Technologies Inc (a)	521,670	18,874	HUB Group Inc (a)	82,985	3,343
Rosetta Stone Inc (a)	4,406	62	Kirby Corp (a)	138,568	7,868
Schawk Inc	3,978	75	Knight Transportation Inc	793,884	14,298
Seachange International Inc (a)	5,944	64	Old Dominion Freight Line Inc (a)	9,396	351
Smith Micro Software Inc (a)	11,961	92	Roadrunner Transportation Systems Inc (a)	345,795	4,872
SolarWinds Inc (a)	10,825	262	UTI Worldwide Inc	465,701	10,436
SS&C Technologies Holdings Inc (a)	5,885	120			$61,768
Synchronoss Technologies Inc (a)	90,077	2,906	Trucking & Leasing - 0.00%
Take-Two Interactive Software Inc (a)	2,852	46	TAL International Group Inc	1,694	61
Taleo Corp (a)	146,282	5,305
Tyler Technologies Inc (a)	8,193	203	TOTAL COMMON STOCKS		$1,486,991
Ultimate Software Group Inc (a)	97,920	5,483
Velti PLC (a)	63,460	1,169
VeriFone Systems Inc (a)	289,932	15,895
		$134,448
Telecommunications - 4.78%
Acme Packet Inc (a)	33,333	2,754
ADTRAN Inc	212,357	8,764
Alaska Communications Systems Group Inc	19,796	191

See accompanying notes

		Schedule of Investments
		SmallCap Growth Fund I
		April 30, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 6.02%	(000's)	Value (000's)
Banks - 6.02%
Investment in Joint Trading Account; Credit Suisse $	19,192	$ 19,193
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $19,575,566; 0.00%;
dated 08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	28,488	28,487
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $29,057,480;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	10,496	10,495
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $10,705,389;
0.00% - 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	26,325	26,326
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $26,851,804;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	10,496	10,495
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $10,705,389;
1.11% - 2.38%; dated 06/22/12 - 07/28/15)
		$ 94,996
TOTAL REPURCHASE AGREEMENTS		$ 94,996
Total Investments		$ 1,581,987
Liabilities in Excess of Other Assets, Net - (0.21)%		$ (3,273)
TOTAL NET ASSETS - 100.00%		$ 1,578,714

(a)	Non-Income Producing Security
(b)	Security is Illiquid

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 339,226
Unrealized Depreciation	(14,420)
Net Unrealized Appreciation (Depreciation)	$ 324,806
Cost for federal income tax purposes	$ 1,257,181
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	25 .26%
Technology	17 .54%
Consumer, Cyclical	17 .17%
Industrial	15 .38%
Communications	9 .22%
Financial	8 .55%
Energy	4 .71%
Basic Materials	2 .36%
Utilities	0 .02%
Diversified	0 .00%
Liabilities in Excess of Other Assets, Net	(0 .21)%
TOTAL NET ASSETS	100.00%

See accompanying notes

372

Schedule of Investments
SmallCap Growth Fund I
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	1,080 $	87,478	$ 93,301	$ 5,823
					$ 5,823
All dollar amounts are shown in thousands (000's)

See accompanying notes

373

Schedule of Investments
SmallCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS - 95.10%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.43%			Banks (continued)
APAC Customer Services Inc (a)	2,313 $	13	Suffolk Bancorp	187 $	3
Harte-Hanks Inc	2,797	26	SY Bancorp Inc	128	3
Marchex Inc	78,481	554	Texas Capital Bancshares Inc (a)	30,877	797
Valuevision Media Inc (a)	80,221	512	Trustco Bank Corp NY	283	2
	$ 1,105		Walker & Dunlop Inc (a)	55,773	669
Aerospace & Defense - 1.46%			Westamerica Bancorporation	581	29
Aerovironment Inc (a)	778	22		$ 3,900
Astronics Corp (a)	632	16	Beverages - 0.04%
Cubic Corp	490	27	Boston Beer Co Inc (a)	412	39
Esterline Technologies Corp (a)	23,798	1,709	Coca-Cola Bottling Co Consolidated	296	21
GenCorp Inc (a)	360	2	National Beverage Corp	799	11
HEICO Corp	1,728	83	Peet's Coffee & Tea Inc (a)	533	25
Kaman Corp	653	24		$ 96
LMI Aerospace Inc (a)	8,714	175	Biotechnology - 1.03%
National Presto Industries Inc	231	26	3SBio Inc ADR(a)	52,751	949
Teledyne Technologies Inc (a)	484	24	Acorda Therapeutics Inc (a)	1,570	44
Triumph Group Inc	19,298	1,662	Affymax Inc (a)	1,979	13
	$ 3,770		Alnylam Pharmaceuticals Inc (a)	2,630	27
Agriculture - 0.01%			AMAG Pharmaceuticals Inc (a)	1,517	29
Cadiz Inc (a)	939	12	Arena Pharmaceuticals Inc (a)	8,768	12
Vector Group Ltd	1,146	21	Ariad Pharmaceuticals Inc (a)	5,781	49
	$ 33		BioCryst Pharmaceuticals Inc (a)	2,066	8
Airlines - 0.02%			Biosante Pharmaceuticals Inc (a)	6,718	16
Alaska Air Group Inc (a)	145	10	Chelsea Therapeutics International Ltd (a)	3,432	16
Allegiant Travel Co	606	27	Cubist Pharmaceuticals Inc (a)	2,716	92
Hawaiian Holdings Inc (a)	889	5	CytRx Corp (a)	7,881	7
	$ 42		Dynavax Technologies Corp (a)	6,912	19
Apparel - 2.77%			Emergent Biosolutions Inc (a)	1,364	32
Carter's Inc (a)	2,406	74	Enzo Biochem Inc (a)	2,012	8
CROCS Inc (a)	90,872	1,828	Enzon Pharmaceuticals Inc (a)	2,146	25
Deckers Outdoor Corp (a)	1,766	150	Exelixis Inc (a)	3,113	38
G-III Apparel Group Ltd (a)	33,082	1,484	Geron Corp (a)	4,925	24
Lacrosse Footwear Inc	339	6	Halozyme Therapeutics Inc (a)	3,601	24
Maidenform Brands Inc (a)	1,036	33	Immunogen Inc (a)	3,111	42
Oxford Industries Inc	561	19	Incyte Corp (a)	3,562	66
Perry Ellis International Inc (a)	47	1	Inovio Pharmaceuticals Inc (a)	4,294	4
RG Barry Corp	577	7	InterMune Inc (a)	1,954	87
Skechers U.S.A. Inc (a)	1,392	26	Lexicon Pharmaceuticals Inc (a)	4,826	8
Steven Madden Ltd (a)	24,694	1,313	Ligand Pharmaceuticals Inc (a)	1,415	16
Timberland Co/The (a)	1,251	57	Maxygen Inc	208	1
True Religion Apparel Inc (a)	1,136	34	Medicines Co/The (a)	1,337	21
Under Armour Inc (a)	1,596	109	Micromet Inc (a)	4,141	28
Warnaco Group Inc/The (a)	29,799	1,918	Momenta Pharmaceuticals Inc (a)	1,807	34
Wolverine World Wide Inc	2,264	90	Nanosphere Inc (a)	1,232	4
			Neuralstem Inc (a)	3,493	6
	$ 7,149		Novavax Inc (a)	6,528	17
Automobile Manufacturers - 0.84%			NPS Pharmaceuticals Inc (a)	68,607	711
Wabash National Corp (a)	197,605	2,180	Nymox Pharmaceutical Corp (a)	1,171	9
			Omeros Corp (a)	1,353	7
Automobile Parts & Equipment - 1.87%
American Axle & Manufacturing Holdings Inc (a)	2,684	34	PDL BioPharma Inc	6,510	42
Amerigon Inc (a)	1,560	27	PURE Bioscience Inc (a)	2,674	3
Cooper Tire & Rubber Co	2,784	75	Seattle Genetics Inc (a)	4,351	72
Dana Holding Corp (a)	5,878	107	Sequenom Inc (a)	4,606	32
Dorman Products Inc (a)	819	32	SuperGen Inc (a)	360	1
Exide Technologies (a)	116,493	1,169	Transcept Pharmaceuticals Inc (a)	289	3
Fuel Systems Solutions Inc (a)	1,100	33		$ 2,646
Meritor Inc (a)	4,475	77	Building Materials - 0.25%
Standard Motor Products Inc	325	5	American DG Energy Inc (a)	1,024	2
Superior Industries International Inc	412	10	Drew Industries Inc	511	13
Tenneco Inc (a)	2,421	112	Interline Brands Inc (a)	199	4
Titan International Inc	64,067	1,979	LSI Industries Inc	66,972	555
Westport Innovations Inc (a)	45,945	1,162	Quanex Building Products Corp	534	11
	$ 4,822		Simpson Manufacturing Co Inc	1,474	41
			Trex Co Inc (a)	626	20
Banks - 1.51%
Arrow Financial Corp	61	2		$ 646
Bank of the Ozarks Inc	21,415	953	Chemicals - 1.83%
Bridge Bancorp Inc	149	3	Aceto Corp	59,133	474
Cass Information Systems Inc	611	24	Arch Chemicals Inc	660	25
First Financial Bankshares Inc	409	23	Balchem Corp	1,142	45
Signature Bank/New York NY (a)	23,913	1,392	Ferro Corp (a)	1,830	27
			Hawkins Inc	523	25

See accompanying notes

374

Schedule of Investments
SmallCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
HB Fuller Co	244 $	5	On Assignment Inc (a)	275 $	3
Innophos Holdings Inc	362	17	Parexel International Corp (a)	76,011	2,110
KMG Chemicals Inc	377	8	PDI Inc (a)	61,629	534
Kraton Performance Polymers Inc (a)	48,149	2,223	Pre-Paid Legal Services Inc (a)	342	23
Minerals Technologies Inc	105	7	Providence Service Corp/The (a)	939	14
NewMarket Corp	7,608	1,402	Resources Connection Inc	2,192	32
Olin Corp	1,859	48	Rollins Inc	3,036	64
Omnova Solutions Inc (a)	3,246	28	Rural/Metro Corp (a)	1,380	24
PolyOne Corp	3,145	45	SFN Group Inc (a)	503	5
Quaker Chemical Corp	591	27	Sotheby's	3,043	154
Rockwood Holdings Inc (a)	1,878	107	Standard Parking Corp (a)	1,127	20
Solutia Inc (a)	5,887	155	Steiner Leisure Ltd (a)	662	32
Stepan Co	316	23	SuccessFactors Inc (a)	53,859	1,867
WR Grace & Co (a)	821	37	Team Health Holdings Inc (a)	1,114	22
	$ 4,728		Team Inc (a)	120	3
Coal - 0.02%			TeleTech Holdings Inc (a)	1,293	26
Cloud Peak Energy Inc (a)	427	9	TNS Inc (a)	1,884	31
Hallador Energy Co	247	3	Transcend Services Inc (a)	46,090	1,112
James River Coal Co (a)	1,377	32	TrueBlue Inc (a)	1,360	19
L&L Energy Inc (a)	1,277	9	Valassis Communications Inc (a)	2,262	65
	$ 53		Viad Corp	195	5
Commercial Services - 5.08%			Wright Express Corp (a)	1,571	89
ABM Industries Inc	1,022	25		$ 13,094
Acacia Research - Acacia Technologies (a)	40,871	1,680	Computers - 2.90%
Accretive Health Inc (a)	839	24	3D Systems Corp (a)	40,650	1,696
Advance America Cash Advance Centers Inc	438	3	CACI International Inc (a)	147	9
Advisory Board Co/The (a)	728	34	Cogo Group Inc (a)	81,063	665
American Public Education Inc (a)	14,059	594	Computer Task Group Inc (a)	722	11
Arbitron Inc	1,190	46	Cray Inc (a)	1,100	7
AVEO Pharmaceuticals Inc (a)	796	12	Digimarc Corp (a)	470	13
Avis Budget Group Inc (a)	4,127	78	Fortinet Inc (a)	41,577	2,025
Bridgepoint Education Inc (a)	1,416	25	iGate Corp	1,713	29
Capella Education Co (a)	758	38	Insight Enterprises Inc (a)	738	13
Cardtronics Inc (a)	48,353	1,028	Jack Henry & Associates Inc	4,000	136
CBIZ Inc (a)	1,381	10	LivePerson Inc (a)	1,803	24
Cenveo Inc (a)	3,973	26	Magma Design Automation Inc (a)	4,749	30
Chemed Corp	970	68	Manhattan Associates Inc (a)	1,073	39
Consolidated Graphics Inc (a)	428	24	Maxwell Technologies Inc (a)	1,041	19
Corinthian Colleges Inc (a)	60,899	271	Mentor Graphics Corp (a)	1,957	29
Corporate Executive Board Co	1,613	64	Mercury Computer Systems Inc (a)	180	3
Corvel Corp (a)	498	26	MTS Systems Corp	621	27
CoStar Group Inc (a)	838	57	NCI Inc (a)	477	12
CPI Corp	358	7	Netscout Systems Inc (a)	1,445	37
Deluxe Corp	2,267	61	Quantum Corp (a)	10,333	33
Dollar Financial Corp (a)	1,704	39	Radiant Systems Inc (a)	1,549	31
Dollar Thrifty Automotive Group Inc (a)	1,160	80	Radisys Corp (a)	1,178	10
Forrester Research Inc	591	23	Riverbed Technology Inc (a)	36,577	1,286
Geo Group Inc/The (a)	1,365	36	SMART Modular Technologies WWH Inc (a)	2,120	19
Global Cash Access Holdings Inc (a)	3,041	10	Spansion Inc (a)	989	19
Grand Canyon Education Inc (a)	2,237	32	STEC Inc (a)	50,186	1,050
Great Lakes Dredge & Dock Corp	1,391	10	Stratasys Inc (a)	827	45
Hackett Group Inc/The (a)	1,291	6	Super Micro Computer Inc (a)	1,757	30
Healthcare Services Group Inc	3,108	55	SYKES Enterprises Inc (a)	320	6
Heartland Payment Systems Inc	1,533	31	Synaptics Inc (a)	1,690	48
Hill International Inc (a)	419	2	Syntel Inc	609	33
HMS Holdings Corp (a)	1,263	99	Unisys Corp (a)	798	24
Huron Consulting Group Inc (a)	499	14	Xyratex Ltd (a)	2,182	22
ICF International Inc (a)	406	10		$ 7,480
Insperity Inc	1,035	31	Consumer Products - 0.02%
K12 Inc (a)	1,150	45	American Greetings Corp	166	4
Kelly Services Inc (a)	202	4	Blyth Inc	110	5
Kenexa Corp (a)	916	27	Kid Brands Inc (a)	177	1
Kforce Inc (a)	121,872	1,907	Oil-Dri Corp of America	64	2
Korn/Ferry International (a)	187	4	Summer Infant Inc (a)	731	7
Landauer Inc	428	26	WD-40 Co	731	30
Lincoln Educational Services Corp	1,014	17		$ 49
MAXIMUS Inc	818	66	Cosmetics & Personal Care - 0.01%
Medifast Inc (a)	980	19	Inter Parfums Inc	1,039	20
Monro Muffler Brake Inc	1,345	41	Revlon Inc (a)	414	7
Multi-Color Corp	60	1		$ 27
National Research Corp	120	4

See accompanying notes

375

Schedule of Investments
SmallCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale - 2.65%			Electronics (continued)
Beacon Roofing Supply Inc (a)	2,167 $	48	Daktronics Inc	52,408 $	562
Brightpoint Inc (a)	3,514	36	DDi Corp	898	9
Chindex International Inc (a)	394	7	Dionex Corp (a)	819	97
Core-Mark Holding Co Inc (a)	124	4	FARO Technologies Inc (a)	63,178	2,727
Houston Wire & Cable Co	1,280	21	FEI Co (a)	706	23
MWI Veterinary Supply Inc (a)	45,090	3,750	II-VI Inc (a)	45,848	2,652
Owens & Minor Inc	2,316	80	LaBarge Inc (a)	721	14
Pool Corp	2,216	67	Methode Electronics Inc	1,456	18
School Specialty Inc (a)	484	7	Multi-Fineline Electronix Inc (a)	621	17
Titan Machinery Inc (a)	295	9	Newport Corp (a)	749	14
United Stationers Inc	718	52	OSI Systems Inc (a)	603	23
Watsco Inc	1,125	80	Park Electrochemical Corp	915	29
WESCO International Inc (a)	43,270	2,681	Plexus Corp (a)	2,030	74
	$ 6,842		Pulse Electronics Corp	2,784	17
Diversified Financial Services - 1.22%			Rofin-Sinar Technologies Inc (a)	647	28
Artio Global Investors Inc	1,805	30	Sanmina-SCI Corp (a)	3,970	46
BGC Partners Inc	2,564	25	Spectrum Control Inc (a)	320	6
Credit Acceptance Corp (a)	392	32	TTM Technologies Inc (a)	1,346	26
Diamond Hill Investment Group Inc	160	13	Viasystems Group Inc (a)	212	6
Duff & Phelps Corp	1,972	30	Watts Water Technologies Inc	191	7
Encore Capital Group Inc (a)	28,007	839	Woodward Inc	2,869	106
Epoch Holding Corp	813	14		$ 7,722
Evercore Partners Inc - Class A	21,902	764	Energy - Alternate Sources - 0.89%
Financial Engines Inc (a)	991	28	Clean Energy Fuels Corp (a)	1,839	31
Gain Capital Holdings Inc (a)	247	2	FuelCell Energy Inc (a)	366,324	627
GAMCO Investors Inc	303	16	Gevo Inc (a)	31,254	605
GFI Group Inc	2,774	14	Headwaters Inc (a)	71,478	390
Higher One Holdings Inc (a)	513	7	JA Solar Holdings Co Ltd ADR(a)	95,020	653
Imperial Holdings Inc (a)	643	6		$ 2,306
KBW Inc	947	22	Engineering & Construction - 0.40%
MarketAxess Holdings Inc	1,312	32	Argan Inc (a)	120	1
Nelnet Inc	149	3	Exponent Inc (a)	636	27
optionsXpress Holdings Inc	1,912	35	Insituform Technologies Inc (a)	1,589	40
Portfolio Recovery Associates Inc (a)	769	69	Michael Baker Corp (a)	56	2
Pzena Investment Management Inc	523	4	Mistras Group Inc (a)	1,048	19
Stifel Financial Corp (a)	24,709	1,129	MYR Group Inc/Delaware (a)	208	5
Westwood Holdings Group Inc	383	14	Orion Marine Group Inc (a)	1,943	20
World Acceptance Corp (a)	382	26	Tutor Perini Corp	34,323	915
	$ 3,154		VSE Corp	153	5
Electric - 0.01%				$ 1,034
EnerNOC Inc (a)	1,515	27	Entertainment - 0.90%
Otter Tail Corp	145	3	Bluegreen Corp (a)	135,121	525
	$ 30		National CineMedia Inc	2,412	42
Electrical Components & Equipment - 1.61%			Shuffle Master Inc (a)	159,905	1,748
Acuity Brands Inc	2,058	121		$ 2,315
Advanced Battery Technologies Inc (a)	3,110	5	Environmental Control - 0.37%
Advanced Energy Industries Inc (a)	1,649	23	Calgon Carbon Corp (a)	2,275	39
American Superconductor Corp (a)	2,034	24	Clean Harbors Inc (a)	1,086	107
Belden Inc	2,202	84	Darling International Inc (a)	3,791	61
Coleman Cable Inc (a)	539	5	Heckmann Corp (a)	3,565	22
Energy Conversion Devices Inc (a)	753	2	Mine Safety Appliances Co	790	31
EnerSys (a)	652	25	Tetra Tech Inc (a)	29,852	706
Generac Holdings Inc (a)	474	10		$ 966
GrafTech International Ltd (a)	5,669	132	Food - 1.23%
Graham Corp	27,949	639	Arden Group Inc	84	7
Littelfuse Inc	761	47	B&G Foods Inc	1,260	23
Orion Energy Systems Inc (a)	85,056	312	Cal-Maine Foods Inc	905	26
Power-One Inc (a)	114,243	944	Diamond Foods Inc	29,246	1,919
PowerSecure International Inc (a)	47,625	374	Fresh Market Inc/The (a)	20,704	865
Satcon Technology Corp (a)	162,068	519	J&J Snack Foods Corp	625	32
Universal Display Corp (a)	16,145	887	Lancaster Colony Corp	924	56
	$ 4,153		Pilgrim's Pride Corp (a)	1,542	9
Electronics - 2.99%			Ruddick Corp	929	39
American Science & Engineering Inc	425	37	Sanderson Farms Inc	966	46
Analogic Corp	13,227	763	Snyders-Lance Inc	1,049	21
Badger Meter Inc	607	23	Tootsie Roll Industries Inc	899	27
Ballantyne Strong Inc (a)	45,122	305	United Natural Foods Inc (a)	2,229	95
Benchmark Electronics Inc (a)	402	7	Village Super Market Inc	203	5
Checkpoint Systems Inc (a)	1,133	24		$ 3,170
Coherent Inc (a)	876	55
CTS Corp	662	7
See accompanying notes			376

Schedule of Investments
SmallCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper - 0.48%			Healthcare - Products (continued)
Clearwater Paper Corp (a)	411 $	32	STERIS Corp	2,616 $	94
Deltic Timber Corp	420	29	Syneron Medical Ltd (a)	616	8
Neenah Paper Inc	491	11	Synovis Life Technologies Inc (a)	833	17
Schweitzer-Mauduit International Inc	22,199	1,151	Thoratec Corp (a)	32,503	998
Verso Paper Corp (a)	1,060	5	TomoTherapy Inc (a)	1,181	5
	$ 1,228		Vascular Solutions Inc (a)	21,722	278
Gas - 0.01%			Vital Images Inc (a)	717	13
South Jersey Industries Inc	362	21	Volcano Corp (a)	44,846	1,196
			West Pharmaceutical Services Inc	1,547	73
Hand & Machine Tools - 0.29%			Wright Medical Group Inc (a)	1,710	28
Franklin Electric Co Inc	1,007	45	Young Innovations Inc	179	6
Hardinge Inc	53,495	693	Zoll Medical Corp (a)	997	57
	$ 738			$ 18,779
Healthcare - Products - 7.28%			Healthcare - Services - 1.96%
Abaxis Inc (a)	1,013	29	Air Methods Corp (a)	13,280	898
ABIOMED Inc (a)	51,607	897	Alliance HealthCare Services Inc (a)	1,779	8
Accuray Inc (a)	99,372	884	Allied Healthcare International Inc (a)	639	2
Affymetrix Inc (a)	107,423	580	Almost Family Inc (a)	580	20
Align Technology Inc (a)	2,756	67	Amedisys Inc (a)	1,328	44
American Medical Systems Holdings Inc (a)	3,506	103	America Service Group Inc	648	17
ArthroCare Corp (a)	1,231	43	American Dental Partners Inc (a)	92	1
Atrion Corp	113	20	AMERIGROUP Corp (a)	487	33
BG Medicine Inc (a)	365	3	Bio-Reference Labs Inc (a)	50,035	1,261
Biolase Technology Inc (a)	88,948	543	Continucare Corp (a)	1,564	9
BioMimetic Therapeutics Inc (a)	72,348	975	Emeritus Corp (a)	909	22
Bruker BioSciences Corp (a)	42,260	835	Ensign Group Inc/The	984	27
Caliper Life Sciences Inc (a)	146,110	977	Gentiva Health Services Inc (a)	708	20
CardioNet Inc (a)	436	2	Healthsouth Corp (a)	31,499	807
Cardiovascular Systems Inc (a)	49,380	575	IPC The Hospitalist Co Inc (a)	725	38
Cepheid Inc (a)	2,763	89	LHC Group Inc (a)	1,128	34
Cerus Corp (a)	3,401	10	Metropolitan Health Networks Inc (a)	2,696	11
Conceptus Inc (a)	2,244	35	Molina Healthcare Inc (a)	40,431	1,738
CryoLife Inc (a)	270	2	RehabCare Group Inc (a)	323	12
Cutera Inc (a)	39,188	346	Sunrise Senior Living Inc (a)	2,545	27
Cyberonics Inc (a)	1,292	46	US Physical Therapy Inc	648	16
DexCom Inc (a)	2,475	41		$ 5,045
Endologix Inc (a)	3,423	27	Holding Companies - Diversified - 0.00%
Exactech Inc (a)	414	7	Primoris Services Corp	181	2
Female Health Co/The	1,282	6
Genomic Health Inc (a)	1,017	28	Home Furnishings - 0.05%
Haemonetics Corp (a)	1,168	82	DTS Inc/CA (a)	682	30
Hanger Orthopedic Group Inc (a)	27,655	751	Sealy Corp (a)	1,324	4
HeartWare International Inc (a)	10,670	796	Select Comfort Corp (a)	2,106	33
ICU Medical Inc (a)	191	9	TiVo Inc (a)	4,669	45
Immucor Inc (a)	3,251	71	Universal Electronics Inc (a)	371	10
Insulet Corp (a)	2,028	44		$ 122
Integra LifeSciences Holdings Corp (a)	978	51	Insurance - 0.29%
Invacare Corp	106	3	American Safety Insurance Holdings Ltd (a)	32,893	670
IRIS International Inc (a)	1,270	12	CNO Financial Group Inc (a)	1,240	10
Kensey Nash Corp (a)	532	13	Crawford & Co	1,708	8
LCA-Vision Inc (a)	108,796	733	eHealth Inc (a)	1,615	22
Luminex Corp (a)	1,707	33	First American Financial Corp	427	7
MAKO Surgical Corp (a)	1,230	34	Life Partners Holdings Inc	649	4
Masimo Corp	29,242	1,017	Tower Group Inc	1,221	28
Medtox Scientific Inc	15,452	247		$ 749
Meridian Bioscience Inc	1,891	47	Internet - 7.29%
Merit Medical Systems Inc (a)	62,195	1,450	AboveNet Inc	29,347	1,959
Natus Medical Inc (a)	82,926	1,407	Ancestry.com Inc (a)	956	44
NuVasive Inc (a)	1,797	56	Blue Coat Systems Inc (a)	2,076	60
NxStage Medical Inc (a)	40,939	1,008	Blue Nile Inc (a)	564	32
Orthofix International NV (a)	824	28	BroadSoft Inc (a)	437	20
Orthovita Inc (a)	4,814	12	Cogent Communications Group Inc (a)	2,004	29
Palomar Medical Technologies Inc (a)	41,894	670	comScore Inc (a)	912	27
PSS World Medical Inc (a)	2,659	76	Constant Contact Inc (a)	1,138	32
Quidel Corp (a)	1,789	24	DealerTrack Holdings Inc (a)	1,335	30
Rochester Medical Corp (a)	736	8	Dice Holdings Inc (a)	58,065	1,064
Sirona Dental Systems Inc (a)	1,557	89	eResearchTechnology Inc (a)	3,498	22
Solta Medical Inc (a)	1,254	5	Global Sources Ltd (a)	1,179	14
SonoSite Inc (a)	973	34	GSI Commerce Inc (a)	29,901	876
Spectranetics Corp (a)	2,270	13	HealthStream Inc (a)	94,329	937
STAAR Surgical Co (a)	2,356	13	Infospace Inc (a)	420	4

See accompanying notes

377

Schedule of Investments SmallCap Growth Fund II April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
IntraLinks Holdings Inc (a)	55,805	$1,772	Sauer-Danfoss Inc (a)	545	$32
j2 Global Communications Inc (a)	1,451	43	Tennant Co	893	37
Keynote Systems Inc	37,749	805	Twin Disc Inc	80	3
Limelight Networks Inc (a)	111,123	708			$6,664
Liquidity Services Inc (a)	1,009	20	Media - 0.31%
LoopNet Inc (a)	1,320	25	Beasley Broadcasting Group Inc (a)	235	2
Network Engines Inc (a)	193,158	344	Belo Corp (a)	4,141	35
NIC Inc	2,588	33	Cumulus Media Inc (a)	307	1
Nutrisystem Inc	1,947	29	Demand Media Inc (a)	431	7
Online Resources Corp (a)	661	2	DG FastChannel Inc (a)	19,388	710
OpenTable Inc (a)	747	83	Dolan Co/The (a)	899	10
Perficient Inc (a)	52,743	659	Entercom Communications Corp (a)	1,327	14
QuinStreet Inc (a)	726	13	Journal Communications Inc (a)	405	2
Rackspace Hosting Inc (a)	45,662	2,109	Lee Enterprises Inc (a)	3,249	5
Responsys Inc (a)	28,904	462	McClatchy Co/The (a)	4,316	12
Sapient Corp (a)	4,177	53	Primedia Inc	362	2
Shutterfly Inc (a)	1,298	80	Sinclair Broadcast Group Inc	238	3
Sourcefire Inc (a)	35,060	934			$803
SPS Commerce Inc (a)	340	6	Metal Fabrication & Hardware - 0.08%
Stamps.com Inc	704	9	Ampco-Pittsburgh Corp	58	2
support.com Inc (a)	141,740	812	Haynes International Inc	112	6
TeleCommunication Systems Inc (a)	1,263	6	Kaydon Corp	1,578	61
TIBCO Software Inc (a)	82,811	2,483	Mueller Industries Inc	364	14
Travelzoo Inc (a)	406	33	Mueller Water Products Inc - Class A	5,692	25
United Online Inc	1,262	8	Omega Flex Inc (a)	199	3
ValueClick Inc (a)	2,936	49	RBC Bearings Inc (a)	1,024	40
VASCO Data Security International Inc (a)	1,557	19	Sun Hydraulics Corp	498	23
VirnetX Holding Corp	1,620	41	Worthington Industries Inc	1,356	29
Vocus Inc (a)	26,079	773			$203
Web.com Group Inc (a)	74,391	1,174
			Mining - 1.76%
Websense Inc(a)	1,956	50	Allied Nevada Gold Corp (a)	46,543	2,004
Zix Corp (a)	3,999	13
			AMCOL International Corp	939	35
		$18,800	Coeur d'Alene Mines Corp (a)	413	13
Investment Companies - 0.00%			Globe Specialty Metals Inc	2,974	67
Solar Senior Capital Ltd (a)	143	3	Golden Star Resources Ltd (a)	10,441	34
			Horsehead Holding Corp (a)	72,343	1,141
Iron & Steel - 0.00%			Molycorp Inc (a)	454	33
Shiloh Industries Inc	185	2	Noranda Aluminum Holding Corp (a)	983	17
			Stillwater Mining Co (a)	50,017	1,141
Leisure Products & Services - 0.13%			Thompson Creek Metals Co Inc (a)	1,257	16
Brunswick Corp/DE	4,030	94	United States Lime & Minerals Inc (a)	175	7
Interval Leisure Group Inc (a)	1,755	29	US Gold Corp (a)	4,615	43
Life Time Fitness Inc (a)	1,665	65
					$4,551
Polaris Industries Inc	1,423	150	Miscellaneous Manufacturing - 2.15%
		$338	Actuant Corp	47,991	1,332
Lodging - 0.25%			American Railcar Industries Inc (a)	23,484	665
7 Days Group Holdings Ltd ADR(a)	26,577	611	AO Smith Corp	1,371	60
Ameristar Casinos Inc	1,071	21	AZZ Inc	473	21
Monarch Casino & Resort Inc (a)	171	2	Barnes Group Inc	2,025	50
		$634	Blount International Inc (a)	2,332	39
Machinery - Diversified - 2.58%			Brink's Co/The	1,901	63
Albany International Corp	369	9	CLARCOR Inc	2,223	100
Altra Holdings Inc (a)	1,307	33	Colfax Corp (a)	1,095	24
Applied Industrial Technologies Inc	1,994	70	Eastman Kodak Co (a)	10,890	30
Briggs & Stratton Corp	1,261	30	EnPro Industries Inc (a)	625	25
Cascade Corp	14,271	654	ESCO Technologies Inc	15,286	561
Chart Industries Inc (a)	30,173	1,467	GP Strategies Corp (a)	382	5
Cognex Corp	1,568	49	Hexcel Corp (a)	3,794	82
DXP Enterprises Inc (a)	556	15	John Bean Technologies Corp	1,355	27
Flow International Corp (a)	84,064	362	Koppers Holdings Inc	996	46
Gorman-Rupp Co/The	576	23	LSB Industries Inc (a)	28,669	1,157
Intermec Inc (a)	2,114	24	Matthews International Corp	1,366	55
Intevac Inc (a)	577	7	Park-Ohio Holdings Corp (a)	534	11
iRobot Corp (a)	949	34	Polypore International Inc (a)	876	54
Kadant Inc (a)	225	7	Raven Industries Inc	19,284	1,048
Lindsay Corp	491	36	Standex International Corp	155	6
Manitex International Inc (a)	63,058	373	STR Holdings Inc (a)	1,296	21
Middleby Corp (a)	18,497	1,658	Sturm Ruger & Co Inc	1,389	33
NACCO Industries Inc	250	26	Tredegar Corp	133	3
Nordson Corp	17,272	984
Robbins & Myers Inc	16,814	731

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
Trimas Corp (a)	1,027 $	24	BioScrip Inc (a)	139,703 $	644
	$ 5,542		Caraco Pharmaceutical Laboratories Ltd (a)	181	1
Office Furnishings - 0.49%			Catalyst Health Solutions Inc (a)	31,711	1,888
Herman Miller Inc	2,682	70	Cumberland Pharmaceuticals Inc (a)	883	4
HNI Corp	1,831	50	Depomed Inc (a)	2,405	21
Interface Inc	58,110	1,083	Durect Corp (a)	6,313	24
Knoll Inc	2,213	44	Dyax Corp (a)	7,073	14
Steelcase Inc	643	7	Furiex Pharmaceuticals Inc (a)	558	8
	$ 1,254		Hi-Tech Pharmacal Co Inc (a)	655	18
Oil & Gas - 3.38%			Impax Laboratories Inc (a)	2,604	71
Abraxas Petroleum Corp (a)	2,113	11	Isis Pharmaceuticals Inc (a)	4,321	41
Apco Oil and Gas International Inc	439	40	Jazz Pharmaceuticals Inc (a)	20,490	654
Brigham Exploration Co (a)	5,605	188	Lannett Co Inc (a)	393	2
Callon Petroleum Co (a)	2,748	19	MAP Pharmaceuticals Inc (a)	1,135	17
Carrizo Oil & Gas Inc (a)	1,684	67	Medivation Inc (a)	1,561	39
Clayton Williams Energy Inc (a)	243	22	Nabi Biopharmaceuticals (a)	3,060	18
Contango Oil & Gas Co (a)	372	23	Nature's Sunshine Products Inc (a)	531	5
CVR Energy Inc (a)	56,440	1,255	Nektar Therapeutics (a)	4,597	48
Endeavour International Corp (a)	2,199	32	Neogen Corp (a)	1,049	44
Energy XXI Bermuda Ltd (a)	3,545	128	Neurocrine Biosciences Inc (a)	3,515	27
Georesources Inc (a)	15,100	438	Obagi Medical Products Inc (a)	1,224	16
GMX Resources Inc (a)	63,338	372	Onyx Pharmaceuticals Inc (a)	2,875	108
Gulfport Energy Corp (a)	56,621	1,928	Opko Health Inc (a)	7,137	28
Kodiak Oil & Gas Corp (a)	123,100	864	Optimer Pharmaceuticals Inc (a)	1,632	21
Magnum Hunter Resources Corp (a)	164,279	1,341	Orexigen Therapeutics Inc (a)	2,183	7
McMoRan Exploration Co (a)	3,872	71	Osiris Therapeutics Inc (a)	1,152	8
Northern Oil and Gas Inc (a)	2,596	62	Pain Therapeutics Inc (a)	2,563	24
Oasis Petroleum Inc (a)	941	29	Pharmasset Inc (a)	12,840	1,303
Panhandle Oil and Gas Inc	513	15	PharMerica Corp (a)	791	10
Petroquest Energy Inc (a)	855	7	POZEN Inc (a)	1,923	12
Pioneer Drilling Co (a)	43,799	679	Questcor Pharmaceuticals Inc (a)	2,514	52
RAM Energy Resources Inc (a)	3,560	7	Rigel Pharmaceuticals Inc (a)	3,718	34
Resolute Energy Corp (a)	241	4	Sagent Pharmaceuticals Inc (a)	35,646	728
Rex Energy Corp (a)	380	5	Salix Pharmaceuticals Ltd (a)	28,582	1,123
Rosetta Resources Inc (a)	1,309	60	Savient Pharmaceuticals Inc (a)	2,739	32
Stone Energy Corp (a)	208	7	Schiff Nutrition International Inc	228	2
Vaalco Energy Inc (a)	378	3	Sciclone Pharmaceuticals Inc (a)	2,626	12
Venoco Inc (a)	309	6	SIGA Technologies Inc (a)	2,484	34
W&T Offshore Inc	209	6	Spectrum Pharmaceuticals Inc (a)	2,388	21
Warren Resources Inc (a)	769	3	Synta Pharmaceuticals Corp (a)	1,611	10
Whiting Petroleum Corp (a)	14,635	1,017	Targacept Inc (a)	1,109	27
			Theravance Inc (a)	28,863	801
	$ 8,709		USANA Health Sciences Inc (a)	442	16
Oil & Gas Services - 1.84%			Vanda Pharmaceuticals Inc (a)	1,998	16
Basic Energy Services Inc (a)	23,530	723	Vivus Inc (a)	3,725	29
CARBO Ceramics Inc	880	142
Dawson Geophysical Co (a)	17,285	771	XenoPort Inc (a)	2,238	18
Dril-Quip Inc (a)	1,376	105	Zalicus Inc (a)	4,457	14
ION Geophysical Corp (a)	6,116	77		$ 9,387
Key Energy Services Inc (a)	491	9	Private Equity - 0.00%
Lufkin Industries Inc	1,212	112	Medley Capital Corp	198	2
Matrix Service Co (a)	362	5
Newpark Resources Inc (a)	420	4	Real Estate - 0.00%
OYO Geospace Corp (a)	274	26	HFF Inc (a)	812	12
RPC Inc	68,586	1,855
Targa Resources Corp	523	18	REITS - 0.90%
Tesco Corp (a)	47,621	896	Acadia Realty Trust	588	12
	$ 4,743		Alexander's Inc	60	26
Packaging & Containers - 0.04%			American Assets Trust Inc	218	5
AEP Industries Inc (a)	133	4	Associated Estates Realty Corp	1,635	27
Graham Packaging Co Inc (a)	94	2	DuPont Fabros Technology Inc	42,207	1,033
Rock-Tenn Co	646	45	EastGroup Properties Inc	534	25
Silgan Holdings Inc	982	45	Equity Lifestyle Properties Inc	769	46
	$ 96		Equity One Inc	340	7
			FelCor Lodging Trust Inc (a)	3,411	22
Pharmaceuticals - 3.64%
Akorn Inc (a)	124,509	825	Getty Realty Corp	759	19
Alkermes Inc (a)	26,370	380	Home Properties Inc	556	35
Allos Therapeutics Inc (a)	5,653	16	LTC Properties Inc	387	12
Array BioPharma Inc (a)	3,598	11	Mid-America Apartment Communities Inc	989	66
Auxilium Pharmaceuticals Inc (a)	1,914	47	National Health Investors Inc	449	22
AVI BioPharma Inc (a)	7,939	14	Omega Healthcare Investors Inc	1,383	32
			Potlatch Corp	936	36

See accompanying notes

379

Schedule of Investments
SmallCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
PS Business Parks Inc	268 $	16	Shoe Carnival Inc (a)	118 $	3
Saul Centers Inc	281	12	Sonic Automotive Inc	454	6
Summit Hotel Properties Inc	67,195	761	Sonic Corp (a)	2,767	31
Tanger Factory Outlet Centers	2,076	57	Stein Mart Inc	795	9
Universal Health Realty Income Trust	419	18	Systemax Inc (a)	647	8
Urstadt Biddle Properties Inc	183	4	Texas Roadhouse Inc	102,155	1,662
Washington Real Estate Investment Trust	721	23	Ulta Salon Cosmetics & Fragrance Inc (a)	58,027	3,086
	$ 2,316		Vera Bradley Inc (a)	641	31
Retail - 7.57%			Vitamin Shoppe Inc (a)	30,392	1,186
99 Cents Only Stores (a)	1,758	35	Wet Seal Inc/The (a)	161,924	713
AFC Enterprises Inc (a)	1,516	23	Winmark Corp	161	7
America's Car-Mart Inc (a)	341	8	World Fuel Services Corp	1,817	72
ANN Inc (a)	2,474	77	Zumiez Inc (a)	932	26
Asbury Automotive Group Inc (a)	1,312	23		$ 19,541
Ascena Retail Group Inc (a)	2,548	80	Savings & Loans - 0.00%
Big 5 Sporting Goods Corp	1,478	18	ViewPoint Financial Group	370	5
Biglari Holdings Inc (a)	8	4
BJ's Restaurants Inc (a)	37,088	1,742	Semiconductors - 3.65%
Body Central Corp (a)	70,139	1,696	Amkor Technology Inc (a)	5,242	35
Bon-Ton Stores Inc/The	282	4	Applied Micro Circuits Corp (a)	3,294	35
Bravo Brio Restaurant Group Inc (a)	6,846	141	ATMI Inc (a)	180	4
Buckle Inc/The	1,114	51	AXT Inc (a)	927	6
Buffalo Wild Wings Inc (a)	810	49	Brooks Automation Inc (a)	1,828	22
Caribou Coffee Co Inc (a)	527	5	Cavium Networks Inc (a)	28,573	1,349
Carrols Restaurant Group Inc (a)	889	9	Ceva Inc (a)	31,085	951
Casey's General Stores Inc	691	27	Cirrus Logic Inc (a)	3,448	57
Cash America International Inc	701	33	Cohu Inc	307	4
Casual Male Retail Group Inc (a)	2,505	11	Diodes Inc (a)	1,694	58
Cato Corp/The	1,244	32	Entegris Inc (a)	3,014	26
CEC Entertainment Inc	930	35	Entropic Communications Inc (a)	2,596	23
Cheesecake Factory Inc/The (a)	2,758	81	GSI Technology Inc (a)	920	8
Childrens Place Retail Stores Inc/The (a)	1,061	56	GT Solar International Inc (a)	2,712	30
Coinstar Inc (a)	1,426	77	Hittite Microwave Corp (a)	1,107	71
Collective Brands Inc (a)	1,970	41	Inphi Corp (a)	44,575	962
Cost Plus Inc (a)	191,121	2,081	Integrated Device Technology Inc (a)	4,759	39
Cracker Barrel Old Country Store Inc	984	50	Integrated Silicon Solution Inc (a)	1,562	15
Denny's Corp (a)	7,070	29	IXYS Corp (a)	1,103	17
Destination Maternity Corp	690	16	Kulicke & Soffa Industries Inc (a)	3,499	32
DineEquity Inc (a)	813	41	Lattice Semiconductor Corp (a)	5,776	39
Domino's Pizza Inc (a)	920	17	LTX-Credence Corp (a)	3,541	31
DSW Inc (a)	619	29	MaxLinear Inc (a)	512	5
Einstein Noah Restaurant Group Inc	47,755	772	Micrel Inc	2,558	33
Express Inc	1,161	25	Microsemi Corp (a)	54,716	1,291
Ezcorp Inc (a)	1,938	61	Mindspeed Technologies Inc (a)	2,289	21
Finish Line Inc/The	51,335	1,104	MIPS Technologies Inc (a)	49,199	409
First Cash Financial Services Inc (a)	1,430	56	MKS Instruments Inc	1,045	30
Genesco Inc (a)	173	7	Monolithic Power Systems Inc (a)	1,608	27
Gordmans Stores Inc (a)	200	4	Nanometrics Inc (a)	1,295	21
hhgregg Inc (a)	946	12	Netlogic Microsystems Inc (a)	21,339	921
Hibbett Sports Inc (a)	49,322	1,864	Omnivision Technologies Inc (a)	1,708	57
HSN Inc (a)	1,737	58	Pericom Semiconductor Corp (a)	212	2
Jack in the Box Inc (a)	1,941	40	Power Integrations Inc	1,000	40
JOS A Bank Clothiers Inc (a)	1,230	64	Richardson Electronics Ltd/United States	61,498	829
Kirkland's Inc (a)	1,134	17	Rovi Corp (a)	11,292	548
Krispy Kreme Doughnuts Inc (a)	4,228	24	Rudolph Technologies Inc (a)	2,117	24
Lithia Motors Inc	162	3	Semtech Corp (a)	2,516	71
Liz Claiborne Inc (a)	3,800	24	Sigma Designs Inc (a)	320	4
Lumber Liquidators Holdings Inc (a)	888	23	Silicon Image Inc (a)	4,222	35
New York & Co Inc (a)	115,226	707	Standard Microsystems Corp (a)	503	14
Nu Skin Enterprises Inc	2,350	75	Tessera Technologies Inc (a)	1,394	28
Papa John's International Inc (a)	731	22	TriQuint Semiconductor Inc (a)	7,810	108
Penske Automotive Group Inc (a)	1,209	27	Ultra Clean Holdings (a)	80,278	923
PetMed Express Inc	1,672	25	Ultratech Inc (a)	926	29
PF Chang's China Bistro Inc	1,035	42	Veeco Instruments Inc (a)	2,023	103
Pier 1 Imports Inc (a)	4,648	57	Volterra Semiconductor Corp (a)	1,004	26
Pricesmart Inc	635	26		$ 9,413
Retail Ventures Inc (a)	1,679	34	Software - 6.42%
Rue21 Inc (a)	1,060	32	ACI Worldwide Inc (a)	24,080	796
Rush Enterprises Inc - Class A (a)	38,369	808	Acxiom Corp (a)	3,169	46
Ruth's Hospitality Group Inc (a)	2,178	11	Advent Software Inc (a)	1,442	39
Sally Beauty Holdings Inc (a)	3,791	56	American Software Inc/Georgia	1,593	12

See accompanying notes

380

Schedule of Investments
SmallCap Growth Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
Ariba Inc (a)	4,214 $	147	GeoEye Inc (a)	1,044 $	39
Aspen Technology Inc (a)	2,895	43	Hughes Communications Inc (a)	400	24
athenahealth Inc (a)	1,524	70	Hypercom Corp (a)	2,209	26
Blackbaud Inc	2,102	58	Infinera Corp (a)	3,466	27
Blackboard Inc (a)	1,383	67	InterDigital Inc	30,363	1,406
Bottomline Technologies Inc (a)	1,348	37	IPG Photonics Corp (a)	58,986	4,097
Callidus Software Inc (a)	134,347	928	Ixia (a)	75,131	1,227
CommVault Systems Inc (a)	2,040	80	LogMeIn Inc (a)	19,533	841
Computer Programs & Systems Inc	438	26	Loral Space & Communications Inc (a)	424	30
Concur Technologies Inc (a)	12,127	701	NeoPhotonics Corp (a)	31,268	339
CSG Systems International Inc (a)	1,156	25	Netgear Inc (a)	1,726	72
DemandTec Inc (a)	123,948	1,372	Neutral Tandem Inc (a)	1,471	23
Digi International Inc (a)	409	5	NTELOS Holdings Corp	1,263	25
Ebix Inc (a)	1,410	32	Oclaro Inc (a)	1,949	22
EPIQ Systems Inc	209	3	Oplink Communications Inc (a)	540	11
ePocrates Inc (a)	23,728	555	OpNext Inc (a)	195,673	462
Guidance Software Inc (a)	960	8	PAETEC Holding Corp (a)	6,152	22
Innerworkings Inc (a)	1,714	15	Plantronics Inc	1,955	72
Interactive Intelligence Inc (a)	45,974	1,721	Powerwave Technologies Inc (a)	282,089	1,289
Lawson Software Inc (a)	6,557	73	Premiere Global Services Inc (a)	4,039	32
Mantech International Corp	824	36	RF Micro Devices Inc (a)	13,415	89
MedAssets Inc (a)	1,966	32	RigNet Inc (a)	88	2
Medidata Solutions Inc (a)	31,139	799	SAVVIS Inc (a)	1,519	60
MicroStrategy Inc (a)	389	55	Shenandoah Telecommunications Co	1,613	30
Monotype Imaging Holdings Inc (a)	1,610	22	ShoreTel Inc (a)	145,050	1,516
NetSuite Inc (a)	853	30	Sonus Networks Inc (a)	6,947	27
Omnicell Inc (a)	1,494	23	SureWest Communications	35,785	521
Opnet Technologies Inc	623	24	Tekelec (a)	599	5
Parametric Technology Corp (a)	4,705	114	TeleNav Inc (a)	534	7
PDF Solutions Inc (a)	1,631	10	Tessco Technologies Inc	197	2
Pegasystems Inc	637	24	USA Mobility Inc	855	13
Progress Software Corp (a)	3,146	93	ViaSat Inc (a)	18,333	732
PROS Holdings Inc (a)	32,742	513	Westell Technologies Inc (a)	168,572	607
QAD Inc (a)	462	5			$ 22,644
QLIK Technologies Inc (a)	48,781	1,564	Textiles - 0.00%
Quality Systems Inc	11,787	1,058	Culp Inc (a)	638	6
Quest Software Inc (a)	2,520	65
Renaissance Learning Inc	22,688	272	Transportation - 0.82%
RightNow Technologies Inc (a)	877	32	Air Transport Services Group Inc (a)	78,793	645
Rosetta Stone Inc (a)	710	10	Forward Air Corp	1,174	39
Schawk Inc	641	12	Genesee & Wyoming Inc (a)	1,560	97
Seachange International Inc (a)	958	10	Heartland Express Inc	2,042	35
Smith Micro Software Inc (a)	1,937	15	HUB Group Inc (a)	29,643	1,194
SolarWinds Inc (a)	1,759	43	Knight Transportation Inc	2,391	43
SS&C Technologies Holdings Inc (a)	956	20	Old Dominion Freight Line Inc (a)	1,528	57
Synchronoss Technologies Inc (a)	23,234	749			$ 2,110
Take-Two Interactive Software Inc (a)	462	8	Trucking & Leasing - 0.30%
Taleo Corp (a)	20,814	755	Greenbrier Cos Inc (a)	28,522	772
Tyler Technologies Inc (a)	1,328	33	TAL International Group Inc	275	10
Ultimate Software Group Inc (a)	37,441	2,097			$ 782
VeriFone Systems Inc (a)	21,378	1,172
			TOTAL COMMON STOCKS		$ 245,310
	$ 16,554			Maturity
Telecommunications - 8.78%				Amount
Acme Packet Inc (a)	37,769	3,120
			REPURCHASE AGREEMENTS - 3.65%	(000's)	Value (000's)
ADTRAN Inc	25,351	1,046	Banks - 3.65%
Alaska Communications Systems Group Inc	3,218	31	Investment in Joint Trading Account; Credit Suisse $ 1,900		$ 1,900
Alliance Fiber Optic Products Inc (a)	6,191	62
Anaren Inc (a)	150	3	Repurchase Agreement; 0.03% dated
			04/29/11 maturing 05/02/11 (collateralized by
Anixter International Inc	700	53	US Treasury Strips; $1,938,112; 0.00%; dated
Arris Group Inc (a)	1,770	21
Aruba Networks Inc (a)	81,463	2,928	08/15/14 - 08/15/37)
			Investment in Joint Trading Account; Deutsche	2,820	2,820
Atlantic Tele-Network Inc	634	23	Bank Repurchase Agreement; 0.03% dated
AudioCodes Ltd (a)	136,740	844
Aviat Networks Inc (a)	115,851	593	04/29/11 maturing 05/02/11 (collateralized by
Cbeyond Inc (a)	1,939	25	Sovereign Agency Issues; $2,876,887; 0.00%
Cincinnati Bell Inc (a)	3,903	12	- 4.38%; dated 09/15/12 - 10/15/29)
			Investment in Joint Trading Account; JP Morgan	1,039	1,039
Comtech Telecommunications Corp	758	21	Repurchase Agreement; 0.02% dated
Consolidated Communications Holdings Inc	1,398	26	04/29/11 maturing 05/02/11 (collateralized by
DigitalGlobe Inc (a)	1,118	32
Extreme Networks (a)	1,732	5	Sovereign Agency Issues; $1,059,905; 0.00%
Finisar Corp (a)	3,629	102	- 9.80%; dated 06/15/11 - 09/26/19)

See accompanying notes

381

Schedule of Investments
SmallCap Growth Fund II
April 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Merrill	$ 2,606	$ 2,607
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $2,658,510; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	1,039	1,039
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,059,905; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
$ 9,405
TOTAL REPURCHASE AGREEMENTS		$ 9,405
Total Investments		$ 254,715
Other Assets in Excess of Liabilities, Net - 1.25%		$ 3,227
TOTAL NET ASSETS - 100.00%		$ 257,942

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 76,854
Unrealized Depreciation		(4,714)
Net Unrealized Appreciation (Depreciation)		$ 72,140
Cost for federal income tax purposes		$ 182,575
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20 .29%
Consumer, Cyclical		17 .55%
Communications		16 .81%
Industrial		13 .34%
Technology		12 .97%
Financial		7 .57%
Energy		6 .13%
Basic Materials		4 .07%
Utilities		0 .02%
Diversified		0 .00%
Other Assets in Excess of Liabilities, Net		1 .25%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	139	$ 11,693	$ 12,008	$ 315
$ 315

All dollar amounts are shown in thousands (000's)

See accompanying notes

382

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 96.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.62%			Banks (continued)
AAR Corp	35,015 $	912	Tompkins Financial Corp	7,309 $	298
Aerovironment Inc (a)	13,288	381	Trustco Bank Corp NY	68,167	409
Cubic Corp	13,920	753	UMB Financial Corp	26,473	1,115
Curtiss-Wright Corp	40,873	1,359	Umpqua Holdings Corp	101,118	1,174
Esterline Technologies Corp (a)	26,895	1,931	United Bankshares Inc	33,878	886
GenCorp Inc (a)	52,292	341	United Community Banks Inc/GA (a)	83,559	201
Kaman Corp	22,980	855	Whitney Holding Corp/LA	85,288	1,155
Moog Inc (a)	40,099	1,769	Wilmington Trust Corp	80,683	364
National Presto Industries Inc	4,603	511	Wilshire Bancorp Inc (a)	17,169	69
Orbital Sciences Corp (a)	51,456	969	Wintrust Financial Corp	30,834	1,039
Teledyne Technologies Inc (a)	32,335	1,633		$ 26,091
Triumph Group Inc	14,541	1,252	Beverages - 0.27%
	$ 12,666		Boston Beer Co Inc (a)	8,055	759
Agriculture - 0.23%			Peet's Coffee & Tea Inc (a)	11,528	536
Alliance One International Inc (a)	76,852	307		$ 1,295
Andersons Inc/The	16,326	810	Biotechnology - 1.26%
	$ 1,117		Arqule Inc (a)	38,894	275
Airlines - 0.29%			Cambrex Corp (a)	26,014	137
Allegiant Travel Co	13,251	595	Cubist Pharmaceuticals Inc (a)	52,464	1,776
Skywest Inc	47,574	786	Emergent Biosolutions Inc (a)	18,996	441
	$ 1,381		Enzo Biochem Inc (a)	29,636	118
Apparel - 2.34%			Regeneron Pharmaceuticals Inc (a)	65,098	3,327
Carter's Inc (a)	50,921	1,574		$ 6,074
CROCS Inc (a)	78,269	1,574	Building Materials - 1.33%
Iconix Brand Group Inc (a)	64,255	1,574	AAON Inc	10,501	345
K-Swiss Inc (a)	24,041	296	Apogee Enterprises Inc	24,824	354
Maidenform Brands Inc (a)	20,628	653	Comfort Systems USA Inc	33,448	408
Oxford Industries Inc	12,282	422	Drew Industries Inc	16,871	406
Perry Ellis International Inc (a)	10,970	309	Eagle Materials Inc	39,013	1,135
Quiksilver Inc (a)	114,797	499	Gibraltar Industries Inc (a)	26,826	313
Skechers U.S.A. Inc (a)	30,209	575	NCI Building Systems Inc (a)	15,146	188
Steven Madden Ltd (a)	20,521	1,091	Quanex Building Products Corp	33,093	694
True Religion Apparel Inc (a)	22,359	676	Simpson Manufacturing Co Inc	35,376	988
Volcom Inc	15,078	298	Texas Industries Inc	24,561	1,036
Wolverine World Wide Inc	43,783	1,737	Universal Forest Products Inc	17,074	551
	$ 11,278			$ 6,418
Automobile Parts & Equipment - 0.20%			Chemicals - 1.56%
Spartan Motors Inc	29,312	198	A Schulman Inc	27,791	704
Standard Motor Products Inc	17,201	245	American Vanguard Corp	18,896	169
Superior Industries International Inc	20,520	519	Arch Chemicals Inc	22,193	858
	$ 962		Balchem Corp	25,390	1,008
Banks - 5.40%			Hawkins Inc	7,550	355
Bank of the Ozarks Inc	11,588	516	HB Fuller Co	43,377	948
Boston Private Financial Holdings Inc	67,443	471	OM Group Inc (a)	27,250	987
City Holding Co	13,567	463	PolyOne Corp	82,980	1,201
Columbia Banking System Inc	34,730	655	Quaker Chemical Corp	10,154	459
Community Bank System Inc	32,489	813	Stepan Co	6,868	494
First BanCorp/Puerto Rico (a)	18,801	94	Zep Inc	19,275	366
First Commonwealth Financial Corp	83,273	516		$ 7,549
First Financial Bancorp	51,229	844	Commercial Services - 5.60%
First Financial Bankshares Inc	18,493	1,025	ABM Industries Inc	42,017	1,022
First Midwest Bancorp Inc/IL	65,783	862	American Public Education Inc (a)	16,424	694
Glacier Bancorp Inc	63,464	954	AMN Healthcare Services Inc (a)	34,506	298
Hancock Holding Co	30,385	992	Arbitron Inc	23,890	924
Hanmi Financial Corp (a)	133,431	176	Capella Education Co (a)	14,390	714
Home Bancshares Inc/AR	19,334	463	Cardtronics Inc (a)	26,941	572
Independent Bank Corp/Rockland MA	18,758	550	CDI Corp	11,423	169
Nara Bancorp Inc (a)	33,520	329	Chemed Corp	18,643	1,298
National Penn Bancshares Inc	108,186	888	Consolidated Graphics Inc (a)	8,776	493
NBT Bancorp Inc	30,504	689	Corinthian Colleges Inc (a)	74,631	332
Old National Bancorp/IN	83,625	865	Corvel Corp (a)	5,745	298
Pinnacle Financial Partners Inc (a)	29,997	482	Cross Country Healthcare Inc (a)	27,448	204
PrivateBancorp Inc	51,637	813	Forrester Research Inc	12,863	508
S&T Bancorp Inc	21,954	448	Geo Group Inc/The (a)	56,869	1,517
Signature Bank/New York NY (a)	35,823	2,085	Healthcare Services Group Inc	58,433	1,038
Simmons First National Corp	15,250	402	Heartland Payment Systems Inc	33,901	677
Sterling Bancorp/NY	27,239	282	Heidrick & Struggles International Inc	15,477	362
Sterling Bancshares Inc/TX	90,060	801	Hillenbrand Inc	55,285	1,267
Susquehanna Bancshares Inc	114,703	1,058	HMS Holdings Corp (a)	24,600	1,936
Texas Capital Bancshares Inc (a)	32,755	845	Insperity Inc	19,822	600

See accompanying notes

383

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Kelly Services Inc (a)	24,946 $	477	World Acceptance Corp (a)	13,976 $	950
Kendle International Inc (a)	13,168	132		$ 8,062
Landauer Inc	8,305	500	Electric - 1.69%
Live Nation Entertainment Inc (a)	137,883	1,529	Allete Inc	27,490	1,113
MAXIMUS Inc	15,152	1,212	Avista Corp	50,546	1,231
Medifast Inc (a)	11,840	234	Central Vermont Public Service Corp	11,570	271
Midas Inc (a)	12,527	91	CH Energy Group Inc	13,844	742
Monro Muffler Brake Inc	26,812	815	El Paso Electric Co	37,618	1,165
Navigant Consulting Inc (a)	45,537	530	NorthWestern Corp	31,974	1,041
On Assignment Inc (a)	32,266	354	UIL Holdings Corp	44,532	1,417
Parexel International Corp (a)	51,716	1,436	Unisource Energy Corp	32,304	1,200
Pre-Paid Legal Services Inc (a)	8,617	568		$ 8,180
SFN Group Inc (a)	45,098	475	Electrical Components & Equipment - 0.91%
StarTek Inc (a)	10,541	57	Advanced Energy Industries Inc (a)	34,127	483
TeleTech Holdings Inc (a)	24,629	489	Belden Inc	41,687	1,585
TrueBlue Inc (a)	38,923	548	Encore Wire Corp	16,800	469
Universal Technical Institute Inc	18,487	334	Littelfuse Inc	19,901	1,238
Viad Corp	17,839	443	Powell Industries Inc (a)	7,860	311
Wright Express Corp (a)	33,921	1,911	Vicor Corp	17,324	289
	$ 27,058			$ 4,375
Computers - 2.18%			Electronics - 4.11%
Agilysys Inc (a)	17,292	90	American Science & Engineering Inc	8,012	706
CACI International Inc (a)	26,829	1,639	Analogic Corp	11,308	652
Ciber Inc (a)	62,626	358	Badger Meter Inc	13,280	503
Hutchinson Technology Inc (a)	20,625	55	Bel Fuse Inc	10,325	208
iGate Corp	25,816	438	Benchmark Electronics Inc (a)	53,959	912
Insight Enterprises Inc (a)	40,911	702	Brady Corp	46,495	1,753
Integral Systems Inc/MD (a)	15,583	195	Checkpoint Systems Inc (a)	35,191	741
LivePerson Inc (a)	39,402	526	CTS Corp	30,291	333
Manhattan Associates Inc (a)	19,270	697	Cymer Inc (a)	26,610	1,280
Mercury Computer Systems Inc (a)	26,601	514	Daktronics Inc	31,175	335
MTS Systems Corp	13,537	599	Dionex Corp (a)	15,424	1,825
NCI Inc (a)	6,996	172	Electro Scientific Industries Inc (a)	21,144	348
Netscout Systems Inc (a)	30,933	792	FARO Technologies Inc (a)	14,310	618
Radiant Systems Inc (a)	29,600	590	FEI Co (a)	34,031	1,105
Radisys Corp (a)	21,490	189	II-VI Inc (a)	22,544	1,304
Stratasys Inc (a)	18,609	1,002	LoJack Corp (a)	16,146	74
Super Micro Computer Inc (a)	22,376	382	Methode Electronics Inc	32,598	403
SYKES Enterprises Inc (a)	36,142	724	Newport Corp (a)	32,624	611
Synaptics Inc (a)	29,914	850	OSI Systems Inc (a)	16,707	641
	$ 10,514		Park Electrochemical Corp	18,241	583
Consumer Products - 0.59%			Plexus Corp (a)	35,773	1,305
Blyth Inc	4,794	226	Pulse Electronics Corp	36,615	219
Central Garden and Pet Co - A Shares (a)	46,429	465	Rofin-Sinar Technologies Inc (a)	25,179	1,091
Helen of Troy Ltd (a)	27,105	843	Rogers Corp (a)	14,007	582
Kid Brands Inc (a)	19,015	139	TTM Technologies Inc (a)	38,157	730
Prestige Brands Holdings Inc (a)	44,327	512	Watts Water Technologies Inc	25,841	1,000
Standard Register Co/The	11,244	39		$ 19,862
WD-40 Co	15,061	625	Energy - Alternate Sources - 0.06%
	$ 2,849		Headwaters Inc (a)	53,612	293
Distribution & Wholesale - 1.11%
Brightpoint Inc (a)	59,986	607	Engineering & Construction - 0.82%
MWI Veterinary Supply Inc (a)	11,046	919	Dycom Industries Inc (a)	31,076	462
Pool Corp	43,108	1,304	EMCOR Group Inc (a)	58,848	1,822
Scansource Inc (a)	23,732	849	Exponent Inc (a)	12,388	532
School Specialty Inc (a)	14,154	210	Insituform Technologies Inc (a)	34,771	880
United Stationers Inc	20,435	1,472	Orion Marine Group Inc (a)	23,832	246
	$ 5,361			$ 3,942
Diversified Financial Services - 1.67%			Entertainment - 0.29%
Interactive Brokers Group Inc - A Shares	37,269	654	Multimedia Games Holding Co Inc (a)	23,875	140
Investment Technology Group Inc (a)	36,703	628	Pinnacle Entertainment Inc (a)	54,620	758
LaBranche & Co Inc (a)	31,787	128	Shuffle Master Inc (a)	47,677	521
National Financial Partners Corp (a)	38,436	618		$ 1,419
optionsXpress Holdings Inc	37,535	692	Environmental Control - 0.79%
Piper Jaffray Cos (a)	12,825	460	Calgon Carbon Corp (a)	49,773	854
Portfolio Recovery Associates Inc (a)	15,095	1,362	Darling International Inc (a)	103,033	1,666
Stifel Financial Corp (a)	45,351	2,072	Tetra Tech Inc (a)	54,975	1,299
SWS Group Inc	25,851	158		$ 3,819
TradeStation Group Inc (a)	35,287	340
			Food - 2.24%
			B&G Foods Inc	42,271	764

See accompanying notes

384

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Services (continued)
Calavo Growers Inc	10,638 $	223	Magellan Health Services Inc (a)	29,173 $	1,518
Cal-Maine Foods Inc	11,787	341	Medcath Corp (a)	17,922	242
Diamond Foods Inc	19,391	1,272	Molina Healthcare Inc (a)	15,084	649
Hain Celestial Group Inc (a)	37,962	1,291	RehabCare Group Inc (a)	21,988	826
J&J Snack Foods Corp	12,619	641		$ 15,995
Nash Finch Co	10,686	398	Home Builders - 0.35%
Sanderson Farms Inc	16,591	790	M/I Homes Inc (a)	16,451	219
Seneca Foods Corp (a)	8,078	226	Meritage Homes Corp (a)	28,508	681
Snyders-Lance Inc	41,621	822	Skyline Corp	6,072	119
Spartan Stores Inc	19,978	312	Standard Pacific Corp (a)	86,983	336
TreeHouse Foods Inc (a)	31,277	1,898	Winnebago Industries Inc (a)	25,694	318
United Natural Foods Inc (a)	42,528	1,815		$ 1,673
	$ 10,793		Home Furnishings - 0.48%
Forest Products & Paper - 0.91%			Audiovox Corp (a)	16,470	121
Buckeye Technologies Inc	34,096	960	DTS Inc/CA (a)	15,301	674
Clearwater Paper Corp (a)	10,130	795	Ethan Allen Interiors Inc	25,352	611
Deltic Timber Corp	9,493	644	La-Z-Boy Inc (a)	45,770	538
KapStone Paper and Packaging Corp (a)	33,700	586	Universal Electronics Inc (a)	13,098	363
Neenah Paper Inc	13,130	306		$ 2,307
Schweitzer-Mauduit International Inc	15,240	790	Housewares - 0.39%
Wausau Paper Corp	43,369	293	Toro Co	27,392	1,860
	$ 4,374
Gas - 1.78%			Insurance - 2.25%
Laclede Group Inc/The	19,755	758	Amerisafe Inc (a)	16,058	359
New Jersey Resources Corp	36,550	1,600	Delphi Financial Group Inc	48,130	1,538
Northwest Natural Gas Co	23,535	1,089	eHealth Inc (a)	19,587	266
Piedmont Natural Gas Co Inc	63,912	2,029	Employers Holdings Inc	33,948	684
South Jersey Industries Inc	26,372	1,515	Horace Mann Educators Corp	35,097	628
Southwest Gas Corp	40,404	1,607	Infinity Property & Casualty Corp	10,948	647
	$ 8,598		Meadowbrook Insurance Group Inc	46,981	481
Healthcare - Products - 3.83%			Navigators Group Inc/The (a)	10,978	569
Abaxis Inc (a)	19,872	577	Presidential Life Corp	18,792	209
Affymetrix Inc (a)	62,251	336	ProAssurance Corp (a)	26,917	1,787
Align Technology Inc (a)	60,381	1,458	RLI Corp	14,659	869
American Medical Systems Holdings Inc (a)	67,786	2,000	Safety Insurance Group Inc	13,272	621
Cantel Medical Corp	11,294	293	Selective Insurance Group Inc	47,596	840
CONMED Corp (a)	24,952	701	Stewart Information Services Corp	16,799	170
CryoLife Inc (a)	24,449	143	Tower Group Inc	36,611	837
Cyberonics Inc (a)	21,515	765	United Fire & Casualty Co	18,725	371
Greatbatch Inc (a)	20,600	558		$ 10,876
Haemonetics Corp (a)	22,433	1,575	Internet - 1.79%
Hanger Orthopedic Group Inc (a)	29,292	796	Blue Coat Systems Inc (a)	38,386	1,106
ICU Medical Inc (a)	10,492	473	Blue Nile Inc (a)	12,861	733
Integra LifeSciences Holdings Corp (a)	18,174	951	comScore Inc (a)	22,462	670
Invacare Corp	28,594	941	DealerTrack Holdings Inc (a)	36,059	810
Kensey Nash Corp (a)	7,523	186	eResearchTechnology Inc (a)	38,098	242
LCA-Vision Inc (a)	16,518	111	Infospace Inc (a)	31,890	287
Meridian Bioscience Inc	36,155	893	j2 Global Communications Inc (a)	40,492	1,193
Merit Medical Systems Inc (a)	24,988	583	Knot Inc/The (a)	27,894	285
Natus Medical Inc (a)	25,512	433	Liquidity Services Inc (a)	15,339	298
Palomar Medical Technologies Inc (a)	16,702	267	Nutrisystem Inc	23,646	356
PSS World Medical Inc (a)	48,840	1,405	PC-Tel Inc (a)	16,137	118
SurModics Inc (a)	15,433	237	Perficient Inc (a)	26,142	326
Symmetry Medical Inc (a)	31,718	315	Sourcefire Inc (a)	24,719	658
West Pharmaceutical Services Inc	29,428	1,390	Stamps.com Inc	10,508	142
Zoll Medical Corp (a)	19,115	1,083	United Online Inc	77,668	513
	$ 18,470		Websense Inc (a)	35,845	924
Healthcare - Services - 3.31%				$ 8,661
Air Methods Corp (a)	9,847	666	Investment Companies - 0.22%
Almost Family Inc (a)	7,341	255	Prospect Capital Corp	85,760	1,039
Amedisys Inc (a)	26,024	867
AMERIGROUP Corp (a)	43,682	2,983	Leisure Products & Services - 0.62%
Amsurg Corp (a)	27,626	742	Arctic Cat Inc (a)	10,805	181
Bio-Reference Labs Inc (a)	21,625	545	Brunswick Corp/DE	78,488	1,834
Centene Corp (a)	43,809	1,587	Callaway Golf Co	56,765	402
Ensign Group Inc/The	11,589	321	Interval Leisure Group Inc (a)	35,764	575
Gentiva Health Services Inc (a)	26,365	738		$ 2,992
Healthspring Inc (a)	57,638	2,391	Lodging - 0.07%
Healthways Inc (a)	30,021	508	Marcus Corp	19,097	212
IPC The Hospitalist Co Inc (a)	14,405	747
LHC Group Inc (a)	13,844	410
See accompanying notes			385

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Lodging (continued)			Oil & Gas (continued)
Monarch Casino & Resort Inc (a)	9,969 $	114	Pioneer Drilling Co (a)	47,869 $	742
	$ 326		Stone Energy Corp (a)	43,250	1,529
Machinery - Construction & Mining - 0.14%			Swift Energy Co (a)	37,108	1,454
Astec Industries Inc (a)	17,589	682		$ 10,144
			Oil & Gas Services - 1.88%
Machinery - Diversified - 1.63%			Basic Energy Services Inc (a)	20,558	632
Albany International Corp	24,505	620	Gulf Island Fabrication Inc	12,661	448
Applied Industrial Technologies Inc	33,344	1,176	Hornbeck Offshore Services Inc (a)	20,541	600
Briggs & Stratton Corp	44,420	1,048	ION Geophysical Corp (a)	135,047	1,707
Cascade Corp	8,125	372	Lufkin Industries Inc	27,114	2,503
Cognex Corp	36,374	1,138	Matrix Service Co (a)	23,316	337
Gerber Scientific Inc (a)	22,186	212	SEACOR Holdings Inc	18,907	1,869
Intermec Inc (a)	42,530	488	Tetra Technologies Inc (a)	67,598	998
Intevac Inc (a)	20,086	246		$ 9,094
Lindsay Corp	11,069	811	Pharmaceuticals - 2.14%
Robbins & Myers Inc	40,071	1,742	Catalyst Health Solutions Inc (a)	43,627	2,598
	$ 7,853		Hi-Tech Pharmacal Co Inc (a)	9,002	249
Media - 0.28%			Neogen Corp (a)	20,399	855
DG FastChannel Inc (a)	21,197	775	Par Pharmaceutical Cos Inc (a)	31,681	1,091
Dolan Co/The (a)	26,926	317	PharMerica Corp (a)	25,911	341
EW Scripps Co (a)	27,344	260	Questcor Pharmaceuticals Inc (a)	55,105	1,130
	$ 1,352		Salix Pharmaceuticals Ltd (a)	51,335	2,017
Metal Fabrication & Hardware - 0.94%			Savient Pharmaceuticals Inc (a)	62,539	726
AM Castle & Co (a)	14,787	279	Viropharma Inc (a)	69,002	1,331
CIRCOR International Inc	15,112	687		$ 10,338
Kaydon Corp	28,946	1,120	Publicly Traded Investment Fund - 1.15%
Lawson Products Inc/DE	3,539	78	iShares S&P SmallCap 600 Index Fund	73,497	5,545
Mueller Industries Inc	33,407	1,307
Olympic Steel Inc	8,079	237	Real Estate - 0.13%
RTI International Metals Inc (a)	26,623	850	Forestar Group Inc (a)	31,258	615
	$ 4,558
Mining - 0.67%			REITS - 7.61%
AMCOL International Corp	22,404	834	Acadia Realty Trust	35,582	742
Century Aluminum Co (a)	49,924	998	BioMed Realty Trust Inc	115,865	2,299
Kaiser Aluminum Corp	13,056	654	Cedar Shopping Centers Inc	41,487	245
Materion Corp (a)	17,966	750	Colonial Properties Trust	71,417	1,511
	$ 3,236		DiamondRock Hospitality Co	147,366	1,774
Miscellaneous Manufacturing - 3.00%			EastGroup Properties Inc	23,803	1,096
Actuant Corp	60,453	1,678	Entertainment Properties Trust	41,017	1,953
AO Smith Corp	29,533	1,299	Extra Space Storage Inc	77,619	1,680
AZZ Inc	11,029	483	Franklin Street Properties Corp	62,524	884
Barnes Group Inc	39,800	985	Getty Realty Corp	22,095	561
Ceradyne Inc (a)	21,910	1,027	Healthcare Realty Trust Inc	59,308	1,355
CLARCOR Inc	44,459	2,009	Home Properties Inc	33,515	2,125
EnPro Industries Inc (a)	18,174	728	Inland Real Estate Corp	67,474	659
ESCO Technologies Inc	23,441	860	Kilroy Realty Corp	50,874	2,134
Federal Signal Corp	54,904	371	Kite Realty Group Trust	55,899	291
Griffon Corp (a)	41,113	524	LaSalle Hotel Properties	72,995	2,054
John Bean Technologies Corp	25,275	511	Lexington Realty Trust	111,466	1,112
Koppers Holdings Inc	18,200	832	LTC Properties Inc	26,333	775
LSB Industries Inc (a)	14,376	580	Medical Properties Trust Inc	98,517	1,216
Lydall Inc (a)	15,121	147	Mid-America Apartment Communities Inc	31,517	2,107
Movado Group Inc	15,281	255	National Retail Properties Inc	73,917	1,947
Myers Industries Inc	31,173	333	Parkway Properties Inc/MD	19,382	348
Standex International Corp	11,028	403	Pennsylvania Real Estate Investment Trust	48,923	773
STR Holdings Inc (a)	36,506	601	Post Properties Inc	43,442	1,764
Sturm Ruger & Co Inc	16,506	392	PS Business Parks Inc	16,549	997
Tredegar Corp	20,259	443	Saul Centers Inc	10,227	448
	$ 14,461		Sovran Self Storage Inc	24,410	1,044
Office Furnishings - 0.22%			Tanger Factory Outlet Centers	71,708	1,981
Interface Inc	56,725	1,057	Universal Health Realty Income Trust	11,166	481
			Urstadt Biddle Properties Inc	20,592	405
Oil & Gas - 2.10%				$ 36,761
Contango Oil & Gas Co (a)	11,336	702	Retail - 8.14%
Georesources Inc (a)	16,042	466	Big 5 Sporting Goods Corp	19,276	230
Gulfport Energy Corp (a)	32,775	1,116	Biglari Holdings Inc (a)	1,265	553
Holly Corp	39,014	2,259	BJ's Restaurants Inc (a)	20,092	943
Penn Virginia Corp	40,237	622	Brown Shoe Co Inc	38,712	490
Petroleum Development Corp (a)	20,706	824	Buckle Inc/The	23,097	1,051
Petroquest Energy Inc (a)	49,088	430	Buffalo Wild Wings Inc (a)	16,083	983
			Cabela's Inc (a)	35,618	910

See accompanying notes

386

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
California Pizza Kitchen Inc (a)	21,689 $	347	Monolithic Power Systems Inc (a)	31,166 $	529
Casey's General Stores Inc	33,491	1,307	Pericom Semiconductor Corp (a)	22,024	200
Cash America International Inc	26,116	1,239	Power Integrations Inc	25,358	1,023
Cato Corp/The	26,037	664	Rudolph Technologies Inc (a)	27,749	314
CEC Entertainment Inc	17,937	679	Sigma Designs Inc (a)	24,366	311
Childrens Place Retail Stores Inc/The (a)	22,927	1,219	Standard Microsystems Corp (a)	20,185	548
Christopher & Banks Corp	31,463	193	Supertex Inc (a)	11,459	247
Coinstar Inc (a)	28,089	1,516	Tessera Technologies Inc (a)	45,044	890
Coldwater Creek Inc (a)	53,001	162	TriQuint Semiconductor Inc (a)	143,580	1,977
Cracker Barrel Old Country Store Inc	20,452	1,048	Ultratech Inc (a)	22,134	693
DineEquity Inc (a)	13,855	692	Veeco Instruments Inc (a)	35,843	1,833
Ezcorp Inc (a)	44,057	1,387	Volterra Semiconductor Corp (a)	21,523	566
Finish Line Inc/The	47,130	1,013		$ 19,712
First Cash Financial Services Inc (a)	27,682	1,086	Software - 3.97%
Fred's Inc	34,659	484	Avid Technology Inc (a)	25,577	475
Genesco Inc (a)	20,848	842	Blackbaud Inc	39,271	1,086
Group 1 Automotive Inc	21,009	904	Bottomline Technologies Inc (a)	29,311	814
Haverty Furniture Cos Inc	16,403	215	CommVault Systems Inc (a)	38,471	1,515
Hibbett Sports Inc (a)	24,666	932	Computer Programs & Systems Inc	9,675	569
HOT Topic Inc	39,347	264	CSG Systems International Inc (a)	30,559	649
HSN Inc (a)	34,308	1,138	Digi International Inc (a)	22,236	263
Jack in the Box Inc (a)	44,800	925	Ebix Inc (a)	33,918	775
JOS A Bank Clothiers Inc (a)	24,376	1,278	Epicor Software Corp (a)	40,819	510
Kirkland's Inc (a)	13,873	209	EPIQ Systems Inc	27,647	393
Lithia Motors Inc	19,289	351	Interactive Intelligence Inc (a)	11,790	441
Liz Claiborne Inc (a)	83,439	525	JDA Software Group Inc (a)	37,258	1,221
Lumber Liquidators Holdings Inc (a)	20,712	537	MicroStrategy Inc (a)	7,245	1,024
MarineMax Inc (a)	20,396	195	Omnicell Inc (a)	29,096	448
Men's Wearhouse Inc	46,611	1,300	Progress Software Corp (a)	59,213	1,756
O'Charleys Inc (a)	16,716	109	Quality Systems Inc	16,877	1,514
OfficeMax Inc (a)	75,063	748	RightNow Technologies Inc (a)	21,010	760
Papa John's International Inc (a)	17,666	531	Smith Micro Software Inc (a)	27,159	210
PEP Boys-Manny Moe & Jack	46,349	635	Synchronoss Technologies Inc (a)	22,152	715
PetMed Express Inc	19,875	300	SYNNEX Corp (a)	21,147	709
PF Chang's China Bistro Inc	20,150	808	Take-Two Interactive Software Inc (a)	75,479	1,221
Red Robin Gourmet Burgers Inc (a)	13,784	375	Taleo Corp (a)	36,014	1,306
Ruby Tuesday Inc (a)	57,321	602	THQ Inc (a)	60,047	243
Rue21 Inc (a)	13,297	401	Tyler Technologies Inc (a)	22,017	546
Ruth's Hospitality Group Inc (a)	27,298	134		$ 19,163
Sonic Automotive Inc	31,213	440	Storage & Warehousing - 0.17%
Sonic Corp (a)	54,399	610	Mobile Mini Inc (a)	32,464	809
Stage Stores Inc	32,316	622
Stein Mart Inc	23,786	259	Telecommunications - 2.73%
Texas Roadhouse Inc	51,784	843	Anixter International Inc	25,027	1,881
Tuesday Morning Corp (a)	32,309	162	Arris Group Inc (a)	107,153	1,286
Vitamin Shoppe Inc (a)	22,569	881	Atlantic Tele-Network Inc	8,007	294
World Fuel Services Corp	61,420	2,431	Black Box Corp	15,677	548
Zale Corp (a)	20,411	75	Cbeyond Inc (a)	27,205	347
Zumiez Inc (a)	18,403	517	Cincinnati Bell Inc (a)	175,414	524
	$ 39,294		Comtech Telecommunications Corp	24,247	686
Savings & Loans - 0.35%			EMS Technologies Inc (a)	13,512	341
Bank Mutual Corp	40,391	165	General Communication Inc (a)	34,285	394
Brookline Bancorp Inc	52,130	481	Harmonic Inc (a)	87,428	724
Dime Community Bancshares Inc	24,422	378	LogMeIn Inc (a)	14,573	628
Provident Financial Services Inc	45,476	660	Netgear Inc (a)	32,097	1,340
	$ 1,684		Network Equipment Technologies Inc (a)	26,670	90
Semiconductors - 4.08%			Neutral Tandem Inc (a)	29,299	448
ATMI Inc (a)	27,866	555	Novatel Wireless Inc (a)	27,920	173
Brooks Automation Inc (a)	57,728	706	NTELOS Holdings Corp	26,299	519
Cabot Microelectronics Corp (a)	20,513	1,002	Oplink Communications Inc (a)	17,582	348
Ceva Inc (a)	19,419	594	Symmetricom Inc (a)	38,351	234
Cohu Inc	21,182	305	Tekelec (a)	60,614	506
Diodes Inc (a)	32,021	1,096	Tollgrade Communications Inc (a)	9,411	95
DSP Group Inc (a)	20,614	167	USA Mobility Inc	19,477	301
Exar Corp (a)	39,283	240	ViaSat Inc (a)	36,711	1,466
Hittite Microwave Corp (a)	22,064	1,421		$ 13,173
Kopin Corp (a)	57,274	275	Textiles - 0.25%
Kulicke & Soffa Industries Inc (a)	63,016	571	G&K Services Inc	16,496	546
Micrel Inc	44,292	567	Unifirst Corp/MA	12,954	671
Microsemi Corp (a)	75,675	1,786		$ 1,217
MKS Instruments Inc	45,657	1,296

See accompanying notes

387

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2011 (unaudited)

						Portfolio Summary (unaudited)

	COMMON STOCKS (continued)	Shares Held Value (000's)				Sector	Percent
						Financial	20 .20%
	Toys, Games & Hobbies - 0.10%	23,834		$501		Consumer, Non-cyclical	19 .47%
	Jakks Pacific Inc (a)					Industrial	17 .81%
						Consumer, Cyclical	15 .02%
	Transportation - 1.52%					Technology	10 .23%
	Arkansas Best Corp	22,423		516		Communications	4 .80%
	Bristow Group Inc	32,024		1,486
	Forward Air Corp	25,716		865		Energy	4 .04%
	Heartland Express Inc	44,817		773		Utilities	3 .59%
	HUB Group Inc (a)	33,077		1,332		Basic Materials	3 .14%
	Knight Transportation Inc	54,724		986		Exchange Traded Funds	1 .15%
	Old Dominion Freight Line Inc (a)	37,016		1,385		Other Assets in Excess of Liabilities, Net	0 .55%
				$7,343		TOTAL NET ASSETS	100.00%
Water	- 0.12%
	American States Water Co	16,432		574

	TOTAL COMMON STOCKS			$467,695
		Maturity
		Amount
	REPURCHASE AGREEMENTS - 2.57%	(000	's)	Value (000	's)
Banks	- 2.57%
	Investment in Joint Trading Account; Credit Suisse $	2,502		$2,502
	Repurchase Agreement; 0.03% dated
	04/29/11 maturing 05/02/11 (collateralized by
	US Treasury Strips; $2,552,321; 0.00%; dated
	08/15/14 - 08/15/37)
	Investment in Joint Trading Account; Deutsche	3,714		3,714
	Bank Repurchase Agreement; 0.03% dated
	04/29/11 maturing 05/02/11 (collateralized by
	Sovereign Agency Issues; $3,788,600; 0.00%
	- 4.38%; dated 09/15/12 - 10/15/29)
	Investment in Joint Trading Account; JP Morgan	1,368		1,369
	Repurchase Agreement; 0.02% dated
	04/29/11 maturing 05/02/11 (collateralized by
	Sovereign Agency Issues; $1,395,800; 0.00%
	- 9.80%; dated 06/15/11 - 09/26/19)
	Investment in Joint Trading Account; Merrill	3,432		3,432
	Lynch Repurchase Agreement; 0.03% dated
	04/29/11 maturing 05/02/11 (collateralized by
	Sovereign Agency Issues; $3,501,017; 0.00%
	- 8.13%; dated 05/11/11 - 09/15/39)
	Investment in Joint Trading Account; Morgan	1,368		1,369
	Stanley Repurchase Agreement; 0.02% dated
	04/29/11 maturing 05/02/11 (collateralized by
	Sovereign Agency Issues; $1,395,800; 1.11%
	- 2.38%; dated 06/22/12 - 07/28/15)
				$12,386
	TOTAL REPURCHASE AGREEMENTS			$12,386
	Total Investments			$480,081
	Other Assets in Excess of Liabilities, Net - 0.55%			$2,678
	TOTAL NET ASSETS - 100.00%			$482,759

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$102,075
Unrealized Depreciation	(31,241)
Net Unrealized Appreciation (Depreciation)	$70,834
Cost for federal income tax purposes	$409,247
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	171 $	14,251	$ 14,773	$ 522
					$ 522
All dollar amounts are shown in thousands (000's)

See accompanying notes

389

Schedule of Investments SmallCap Value Fund April 30, 2011 (unaudited)

COMMON STOCKS - 98.60%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 3.32%			Electrical Components & Equipment - 0.88%
Esterline Technologies Corp (a)	50,110	$3,598	EnerSys (a)	81,640	$3,093
LMI Aerospace Inc (a)	127,830	2,563
Moog Inc (a)	71,810	3,168	Electronics - 2.97%
Triumph Group Inc	27,880	2,401	Brady Corp	85,470	3,223
		$11,730	Cymer Inc (a)	53,550	2,576
Airlines - 0.89%			OSI Systems Inc (a)	62,420	2,397
Alaska Air Group Inc (a)	47,930	3,157	Watts Water Technologies Inc	59,120	2,288
					$10,484
Apparel - 1.66%			Engineering & Construction - 1.17%
Iconix Brand Group Inc (a)	137,030	3,356	MasTec Inc (a)	182,280	4,134
Perry Ellis International Inc (a)	88,680	2,499
		$5,855	Entertainment - 0.69%
Automobile Parts & Equipment - 1.40%			Shuffle Master Inc (a)	222,000	2,426
Dana Holding Corp (a)	115,920	2,106
Tenneco Inc (a)	60,960	2,817	Gas - 0.92%
		$4,923	Southwest Gas Corp	81,280	3,233
Banks - 11.75%
Bancfirst Corp	63,510	2,558	Hand & Machine Tools - 0.93%
Bank of the Ozarks Inc	65,100	2,899	Franklin Electric Co Inc	73,120	3,298
Cathay General Bancorp	165,570	2,823
Community Bank System Inc	132,980	3,327	Healthcare - Products - 2.14%
Community Trust Bancorp Inc	122,111	3,456	Cooper Cos Inc/The	39,860	2,985
East West Bancorp Inc	149,050	3,149	Hill-Rom Holdings Inc	53,490	2,408
Financial Institutions Inc	108,820	1,850	Orthofix International NV (a)	63,861	2,176
Independent Bank Corp/Rockland MA	130,531	3,826			$7,569
MainSource Financial Group Inc	230,674	2,221	Healthcare - Services - 3.74%
Nara Bancorp Inc (a)	278,360	2,736	Air Methods Corp (a)	32,630	2,206
National Penn Bancshares Inc	207,210	1,701	AMERIGROUP Corp (a)	51,050	3,487
Prosperity Bancshares Inc	53,110	2,435	Ensign Group Inc/The	59,280	1,640
Signature Bank/New York NY (a)	50,940	2,965	Kindred Healthcare Inc (a)	114,590	2,890
Southside Bancshares Inc	112,394	2,445	Magellan Health Services Inc (a)	56,890	2,959
Webster Financial Corp	143,080	3,079			$13,182
		$41,470	Insurance - 1.74%
Chemicals - 3.74%			Delphi Financial Group Inc	102,560	3,277
Arch Chemicals Inc	51,769	2,002	Selective Insurance Group Inc	162,260	2,862
KMG Chemicals Inc	108,950	2,243			$6,139
Kraton Performance Polymers Inc (a)	52,435	2,420	Investment Companies - 0.48%
PolyOne Corp	157,470	2,280	PennantPark Investment Corp	138,396	1,708
Sensient Technologies Corp	48,530	1,839
WR Grace & Co (a)	53,150	2,411	Iron & Steel - 1.40%
		$13,195	Schnitzer Steel Industries Inc	33,160	2,058
Commercial Services - 5.66%			Universal Stainless & Alloy (a)	79,987	2,900
Geo Group Inc/The (a)	112,900	3,012			$4,958
Kenexa Corp (a)	115,828	3,408	Media - 0.82%
On Assignment Inc (a)	340,580	3,736	Sinclair Broadcast Group Inc	251,360	2,888
Parexel International Corp (a)	115,110	3,195
Rent-A-Center Inc/TX	93,800	2,856	Metal Fabrication & Hardware - 0.75%
RSC Holdings Inc (a)	182,040	2,398	LB Foster Co	62,550	2,662
SFN Group Inc (a)	129,130	1,360
		$19,965	Mining - 1.06%
Computers - 0.41%			Hecla Mining Co (a)	187,130	1,761
CACI International Inc (a)	23,610	1,443	Thompson Creek Metals Co Inc (a)	160,870	1,983
					$3,744
Consumer Products - 1.28%			Miscellaneous Manufacturing - 1.51%
Helen of Troy Ltd (a)	75,220	2,341	AO Smith Corp	51,410	2,261
Prestige Brands Holdings Inc (a)	187,810	2,169	Koppers Holdings Inc	67,360	3,080
		$4,510			$5,341
Diversified Financial Services - 1.66%			Office Furnishings - 0.89%
MF Global Holdings Ltd (a)	367,900	3,094	Steelcase Inc	271,320	3,134
National Financial Partners Corp (a)	172,700	2,779
		$5,873	Oil & Gas - 3.99%
Electric - 4.05%			Berry Petroleum Co	61,020	3,242
Ameresco Inc (a)	138,945	2,238	Bill Barrett Corp (a)	47,640	1,988
Avista Corp	115,600	2,815	Clayton Williams Energy Inc (a)	20,010	1,812
El Paso Electric Co	111,380	3,451	Georesources Inc (a)	93,510	2,714
NorthWestern Corp	92,000	2,995	Rosetta Resources Inc (a)	57,250	2,630
Unisource Energy Corp	75,470	2,802	Swift Energy Co (a)	43,210	1,693
		$14,301			$14,079
			Oil & Gas Services - 2.16%
			Complete Production Services Inc (a)	82,640	2,805

See accompanying notes

Schedule of Investments SmallCap Value Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas Services (continued)			Transportation - 2.10%
Oil States International Inc (a)	29,430	$2,443	Atlas Air Worldwide Holdings Inc(a)	44,980			$3,100
Superior Energy Services Inc (a)	61,600	2,366	HUB Group Inc (a)	56,140			2,261
		$7,614	Swift Transportation Co (a)	145,050			2,035
Packaging & Containers - 0.92%							$7,396
Rock-Tenn Co	46,850	3,236	TOTAL COMMON STOCKS				$347,931
				Maturity
Pharmaceuticals - 0.80%				Amount
Par Pharmaceutical Cos Inc (a)	82,230	2,832	REPURCHASE AGREEMENTS - 3.24%	(000	's)	Value (000	's)
			Banks - 3.24%
Private Equity - 0.70%			Investment in Joint Trading Account; Credit Suisse $	2,313			$2,313
American Capital Ltd (a)	240,720	2,472	Repurchase Agreement; 0.03% dated
			04/29/11 maturing 05/02/11 (collateralized by
Publicly Traded Investment Fund - 0.54%			US Treasury Strips; $2,359,209; 0.00%; dated
iShares Russell 2000 Value Index Fund	24,800	1,898	08/15/14 - 08/15/37)
			Investment in Joint Trading Account; Deutsche	3,433			3,433
REITS - 10.77%			Bank Repurchase Agreement; 0.03% dated
Agree Realty Corp	67,690	1,583	04/29/11 maturing 05/02/11 (collateralized by
Ashford Hospitality Trust Inc	283,110	3,530	Sovereign Agency Issues; $3,501,952; 0.00%
Entertainment Properties Trust	61,923	2,948	- 4.38%; dated 09/15/12 - 10/15/29)
Extra Space Storage Inc	160,280	3,470	Investment in Joint Trading Account; JP Morgan	1,265			1,265
Kilroy Realty Corp	50,760	2,129	Repurchase Agreement; 0.02% dated
LTC Properties Inc	71,290	2,097	04/29/11 maturing 05/02/11 (collateralized by
MFA Financial Inc	241,020	1,923	Sovereign Agency Issues; $1,290,193; 0.00%
Mid-America Apartment Communities Inc	40,800	2,728	- 9.80%; dated 06/15/11 - 09/26/19)
Post Properties Inc	105,850	4,298	Investment in Joint Trading Account; Merrill	3,173			3,173
PS Business Parks Inc	50,330	3,033	Lynch Repurchase Agreement; 0.03% dated
Saul Centers Inc	68,640	3,006	04/29/11 maturing 05/02/11 (collateralized by
Sunstone Hotel Investors Inc (a)	194,030	2,030	Sovereign Agency Issues; $3,236,127; 0.00%
Urstadt Biddle Properties Inc	147,749	2,908	- 8.13%; dated 05/11/11 - 09/15/39)
Washington Real Estate Investment Trust	71,180	2,306	Investment in Joint Trading Account; Morgan	1,265			1,265
		$37,989	Stanley Repurchase Agreement; 0.02% dated
Retail - 7.30%			04/29/11 maturing 05/02/11 (collateralized by
Ascena Retail Group Inc (a)	74,830	2,342	Sovereign Agency Issues; $1,290,193; 1.11%
Cash America International Inc	45,600	2,164	- 2.38%; dated 06/22/12 - 07/28/15)
Childrens Place Retail Stores Inc/The (a)	36,240	1,927					$11,449
Dillard's Inc	70,700	3,395	TOTAL REPURCHASE AGREEMENTS				$11,449
Finish Line Inc/The	111,630	2,399	Total Investments				$359,380
Pier 1 Imports Inc (a)	194,780	2,372	Liabilities in Excess of Other Assets, Net - (1.84)%				$(6,505)
Ruby Tuesday Inc (a)	166,340	1,748	TOTAL NET ASSETS - 100.00%				$352,875
Sally Beauty Holdings Inc (a)	143,860	2,128
Sonic Automotive Inc	140,870	1,986
Sonic Corp (a)	234,880	2,635	(a) Non-Income Producing Security
World Fuel Services Corp	67,330	2,665
		$25,761
Savings & Loans - 4.81%			Unrealized Appreciation (Depreciation)
Dime Community Bancshares Inc	149,750	2,315	The net federal income tax unrealized appreciation (depreciation) and federal tax
Investors Bancorp Inc (a)	189,970	2,857
			cost of investments held as of the period end were as follows:
Northwest Bancshares Inc	163,600	2,060
OceanFirst Financial Corp	140,710	2,040	Unrealized Appreciation				$71,692
Oritani Financial Corp	219,640	2,693	Unrealized Depreciation				(2,744)
Provident Financial Services Inc	222,240	3,227	Net Unrealized Appreciation (Depreciation)				$68,948
United Financial Bancorp Inc	108,300	1,770	Cost for federal income tax purposes				$290,432
		$16,962	All dollar amounts are shown in thousands (000's)
Semiconductors - 2.47%
Diodes Inc (a)	61,820	2,116
Lattice Semiconductor Corp (a)	377,040	2,560	Portfolio Summary (unaudited)
			Sector				Percent
MKS Instruments Inc	73,610	2,089	Financial				35 .15%
TriQuint Semiconductor Inc (a)	141,120	1,943
			Industrial				14 .55%
		$8,708	Consumer, Non-cyclical				13 .62%
Software - 1.36%			Consumer, Cyclical				12 .83%
Quest Software Inc (a)	81,130	2,090
SYNNEX Corp (a)	80,990	2,715	Basic Materials				6 .20%
			Energy				6 .15%
		$4,805	Utilities				4 .97%
Telecommunications - 2.77%			Technology				4 .24%
Anixter International Inc	38,530	2,895	Communications				3 .59%
Arris Group Inc (a)	185,950	2,231	Exchange Traded Funds				0 .54%
Consolidated Communications Holdings Inc	135,870	2,499	Liabilities in Excess of Other Assets, Net				(1.84)%
Plantronics Inc	57,690	2,139	TOTAL NET ASSETS				100.00%
		$9,764

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS - 96.71%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.03%			Automobile Parts & Equipment (continued)
Harte-Hanks Inc	7,369 $	68	Dana Holding Corp (a)	18,878 $	343
Marchex Inc	20,198	143	Dorman Products Inc (a)	6,217	243
Valuevision Media Inc (a)	16,521	105	Douglas Dynamics Inc	5,035	78
	$ 316		Exide Technologies (a)	69,147	694
Aerospace & Defense - 1.31%			Federal-Mogul Corp (a)	30,582	810
AAR Corp	95,190	2,479	Fuel Systems Solutions Inc (a)	341	10
Allied Defense Group Inc/The (a)	2,055	7	Meritor Inc (a)	28,058	483
Arotech Corp (a)	9,039	11	Miller Industries Inc/TN	30,108	476
Astronics Corp (a)	587	15	Modine Manufacturing Co (a)	26,774	477
CPI Aerostructures Inc (a)	116	2	Motorcar Parts of America Inc (a)	10,849	151
Cubic Corp	11,759	636	Spartan Motors Inc	67,922	459
Curtiss-Wright Corp	46,541	1,548	Standard Motor Products Inc	27,425	390
Ducommun Inc	21,332	485	Superior Industries International Inc	49,028	1,239
Esterline Technologies Corp (a)	56,184	4,033	Supreme Industries Inc (a)	4,647	12
GenCorp Inc (a)	60,491	395	Tenneco Inc (a)	101,175	4,676
HEICO Corp	5,875	283	Titan International Inc	66,278	2,048
Kaman Corp	15,395	572	Tower International Inc (a)	683	11
Kratos Defense & Security Solutions Inc (a)	10,627	145		$ 13,319
LMI Aerospace Inc (a)	16,052	322	Banks - 8.28%
Moog Inc (a)	31,862	1,405	1st Source Corp	33,250	705
Orbital Sciences Corp (a)	8,954	169	1st United Bancorp Inc/Boca Raton (a)	770	5
SIFCO Industries Inc	769	13	Alliance Financial Corp/NY	2,221	72
Teledyne Technologies Inc (a)	8,015	405	American National Bankshares Inc	2,687	62
Triumph Group Inc	14,831	1,278	Ameris Bancorp (a)	9,496	94
	$ 14,203		AmeriServ Financial Inc (a)	22,099	53
Agriculture - 0.21%			Ames National Corp	3,837	71
Alliance One International Inc (a)	135,812	543	Arrow Financial Corp	4,281	106
Andersons Inc/The	7,344	364	Associated Banc-Corp	245,800	3,589
Griffin Land & Nurseries Inc	472	13	Bancfirst Corp	3,258	131
MGP Ingredients Inc	11,397	99	Banco Latinoamericano de Comercio Exterior SA	79,836	1,386
Universal Corp/VA	29,924	1,298	Bancorp Inc/DE (a)	39,390	385
	$ 2,317		Bancorp Rhode Island Inc	1,670	74
Airlines - 0.55%			BancorpSouth Inc	25,030	339
AirTran Holdings Inc (a)	41,385	311	BancTrust Financial Group Inc (a)	9,317	23
Alaska Air Group Inc (a)	10,233	674	Bank of Commerce Holdings	411	2
Hawaiian Holdings Inc (a)	27,929	163	Bank of Florida Corp (a)	6,269	—
JetBlue Airways Corp (a)	413,994	2,344	Bank of Granite Corp (a)	4,030	4
MAIR Holdings Inc (a),(b),(c)	16,800	—	Bank of Hawaii Corp	46,775	2,282
Pinnacle Airlines Corp (a)	22,840	124	Bank of Marin Bancorp	2,438	92
Republic Airways Holdings Inc (a)	69,748	376	Bank of the Ozarks Inc	3,575	159
Skywest Inc	87,189	1,441	Banner Corp	26,247	72
US Airways Group Inc (a)	62,717	570	Boston Private Financial Holdings Inc	189,876	1,327
	$ 6,003		Bridge Bancorp Inc	1,978	42
Apparel - 1.38%			Bryn Mawr Bank Corp	3,957	80
Columbia Sportswear Co	3,907	265	Camden National Corp	3,374	117
Deckers Outdoor Corp (a)	3,022	256	Capital Bank Corp (a)	555	2
Delta Apparel Inc (a)	7,752	137	Capital City Bank Group Inc	16,181	181
Hanesbrands Inc (a)	92,600	3,010	CapitalSource Inc	374,544	2,502
Iconix Brand Group Inc (a)	138,302	3,387	Capitol Bancorp Ltd (a)	11,611	2
			Cascade Financial Corp (a)	1,365	1
Jones Group Inc/The	68,561	935
K-Swiss Inc (a)	5,149	63	Cathay General Bancorp	185,747	3,167
			Center Financial Corp (a)	41,549	303
Lacrosse Footwear Inc	600	10
Lakeland Industries Inc (a)	4,532	39	Centerstate Banks Inc	16,744	104
Perry Ellis International Inc (a)	18,351	517	Central Bancorp Inc/MA	538	10
Quiksilver Inc (a)	197,686	861	Central Pacific Financial Corp (a)	833	13
Rocky Brands Inc (a)	6,681	102	Central Pacific Financial Corp - Rights (a)	1,050	6
Superior Uniform Group Inc	3,314	37	Century Bancorp Inc/MA	1,679	46
Tandy Brands Accessories Inc (a)	5,373	14	Chemical Financial Corp	31,473	634
Timberland Co/The (a)	3,481	157	Citizens Republic Bancorp Inc (a)	109,296	100
Unifi Inc (a)	37,409	611	City Holding Co	4,877	166
Weyco Group Inc	1,738	42	CNB Financial Corp/PA	5,553	77
Wolverine World Wide Inc	114,772	4,554	CoBiz Financial Inc	33,249	226
	$ 14,997		Columbia Banking System Inc	14,657	276
Automobile Manufacturers - 0.03%			Community Bank System Inc	35,378	885
Force Protection Inc (a)	32,577	146	Community Trust Bancorp Inc	6,398	181
			Crescent Financial Corp (a)	3,633	15
Wabash National Corp (a)	18,255	202
			CVB Financial Corp	47,684	464
	$ 348		Dearborn Bancorp Inc (a)	3,850	6
Automobile Parts & Equipment - 1.23%			Eagle Bancorp Inc (a)	7,651	106
American Axle & Manufacturing Holdings Inc (a)	22,112	283
Commercial Vehicle Group Inc (a)	25,282	436	East West Bancorp Inc	14,990	317
			Encore Bancshares Inc (a)	5,480	66

See accompanying notes

392

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Banks (continued)
Enterprise Financial Services Corp	15,717 $	234	Park National Corp	4,644 $	321
Farmers Capital Bank Corp (a)	627	4	Patriot National Bancorp Inc (a)	2,329	5
Fidelity Southern Corp (a)	5,248	40	Peapack Gladstone Financial Corp	4,129	55
Financial Institutions Inc	5,158	88	Penns Woods Bancorp Inc	1,858	70
First Bancorp Inc/ME	3,933	58	Peoples Bancorp Inc/OH	7,957	108
First BanCorp/Puerto Rico (a)	2,587	13	Pinnacle Financial Partners Inc (a)	57,946	932
First Bancorp/Troy NC	20,398	285	Porter Bancorp Inc	1,134	9
First Busey Corp	5,868	31	Preferred Bank/Los Angeles CA (a)	2,220	4
First California Financial Group Inc (a)	3,790	15	Premier Financial Bancorp Inc	627	5
First Commonwealth Financial Corp	323,846	2,008	PrivateBancorp Inc	118,564	1,867
First Community Bancshares Inc/VA	15,134	225	Prosperity Bancshares Inc	132,319	6,067
First Financial Bancorp	51,362	846	Renasant Corp	29,996	503
First Financial Bankshares Inc	12,390	686	Republic Bancorp Inc/KY	4,537	99
First Financial Corp/IN	5,075	163	Republic First Bancorp Inc (a)	5,138	14
First Interstate Bancsystem Inc	6,146	84	S&T Bancorp Inc	17,272	352
First Mariner Bancorp Inc (a)	2,150	1	Sandy Spring Bancorp Inc	32,864	587
First Merchants Corp	27,687	257	SCBT Financial Corp	3,675	119
First Midwest Bancorp Inc/IL	74,473	975	Seacoast Banking Corp of Florida (a)	3,087	6
First of Long Island Corp/The	3,304	89	Shore Bancshares Inc	1,348	13
First Regional Bancorp/Los Angeles CA (a)	4,482	—	Sierra Bancorp	4,661	52
First Security Group Inc/TN (a)	4,926	4	Simmons First National Corp	6,399	169
First South Bancorp Inc/Washington NC	3,703	17	Southern Community Financial Corp/NC (a)	13,075	18
First State Bancorporation/NM (a)	7,881	—	Southern Connecticut Bancorp Inc (a)	896	4
FirstMerit Corp	364,361	6,365	Southside Bancshares Inc	7,713	168
FNB Corp/PA	230,830	2,528	Southwest Bancorp Inc/Stillwater OK (a)	25,813	366
Fulton Financial Corp	21,852	255	State Bancorp Inc/NY	7,710	102
German American Bancorp Inc	5,030	88	StellarOne Corp	22,420	314
Glacier Bancorp Inc	68,472	1,029	Sterling Bancorp/NY	26,872	278
Great Southern Bancorp Inc	5,466	113	Sterling Bancshares Inc/TX	171,648	1,526
Green Bankshares Inc (a)	7,648	16	Suffolk Bancorp	3,258	54
Guaranty Bancorp (a)	41,148	59	Sun Bancorp Inc/NJ (a)	23,189	84
Hancock Holding Co	10,642	348	Superior Bancorp (a)	7,473	—
Hanmi Financial Corp (a)	29,829	39	Susquehanna Bancshares Inc	415,825	3,834
Heartland Financial USA Inc	7,257	114	SVB Financial Group (a)	16,365	989
Heritage Commerce Corp (a)	6,626	35	SY Bancorp Inc	4,657	116
Home Bancshares Inc/AR	6,736	161	Synovus Financial Corp	30,200	76
Horizon Financial Corp (a)	2,100	—	Taylor Capital Group Inc (a)	9,596	95
Iberiabank Corp	7,039	422	Tennessee Commerce Bancorp Inc (a)	737	2
Independent Bank Corp/MI (a)	1,910	6	Texas Capital Bancshares Inc (a)	14,129	364
Independent Bank Corp/Rockland MA	6,492	190	TIB Financial Corp (a)	153	3
Integra Bank Corp (a)	9,851	1	Tompkins Financial Corp	3,619	147
International Bancshares Corp	74,579	1,314	Tower Bancorp Inc	4,466	97
Intervest Bancshares Corp (a)	3,123	11	TowneBank/Portsmouth VA	33,571	498
Lakeland Bancorp Inc	22,306	239	Trustco Bank Corp NY	105,805	635
Lakeland Financial Corp	7,350	161	Trustmark Corp	45,173	1,050
LNB Bancorp Inc	10,575	62	UMB Financial Corp	34,261	1,443
Macatawa Bank Corp (a)	7,447	19	Umpqua Holdings Corp	234,279	2,720
MainSource Financial Group Inc	31,662	305	Union First Market Bankshares Corp	26,347	336
MB Financial Inc	129,934	2,688	United Bankshares Inc	31,804	832
MBT Financial Corp (a)	7,614	11	United Community Banks Inc/GA (a)	76,985	185
Mercantile Bank Corp (a)	3,822	35	Univest Corp of Pennsylvania	7,710	130
Merchants Bancshares Inc	2,128	57	Virginia Commerce Bancorp Inc (a)	3,663	22
Metro Bancorp Inc (a)	14,045	176	Washington Banking Co	6,820	95
MidWestOne Financial Group Inc	3,824	56	Washington Trust Bancorp Inc	6,366	149
Nara Bancorp Inc (a)	35,468	349	Webster Financial Corp	249,046	5,360
National Bankshares Inc	3,143	89	WesBanco Inc	33,481	680
National Penn Bancshares Inc	296,120	2,431	West Bancorporation Inc	7,677	59
NBT Bancorp Inc	31,200	705	West Coast Bancorp/OR (a)	55,372	198
NewBridge Bancorp (a)	8,743	40	Westamerica Bancorporation	8,001	407
North Valley Bancorp (a)	140	1	Western Alliance Bancorp (a)	71,471	591
Northeast Bancorp	237	3	Whitney Holding Corp/LA	170,219	2,305
Northrim BanCorp Inc	782	16	Wilmington Trust Corp	40,996	185
Old National Bancorp/IN	69,577	720	Wilshire Bancorp Inc (a)	14,147	57
Old Second Bancorp Inc	12,948	16	Wintrust Financial Corp	66,581	2,244
OmniAmerican Bancorp Inc (a)	7,069	106	Yadkin Valley Financial Corp (a)	7,050	16
Oriental Financial Group Inc	16,616	215		$ 89,692
Orrstown Financial Services Inc	3,138	86	Beverages - 0.04%
Pacific Capital Bancorp NA (a)	471	14	Central European Distribution Corp (a)	28,603	338
Pacific Continental Corp	142	1	Craft Brewers Alliance Inc (a)	10,913	101
Pacific Mercantile Bancorp (a)	4,122	18		$ 439
PacWest Bancorp	23,351	537

See accompanying notes

393

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Biotechnology - 0.20%			Commercial Services (continued)
Cambrex Corp (a)	31,971 $	168	Albany Molecular Research Inc (a)	31,095 $	152
Celera Corp (a)	118,958	941	American Reprographics Co (a)	20,382	182
Emergent Biosolutions Inc (a)	2,784	65	Asset Acceptance Capital Corp (a)	3,448	20
Enzon Pharmaceuticals Inc (a)	20,413	234	Avalon Holdings Corp (a)	3,917	11
Exelixis Inc (a)	13,326	163	Avis Budget Group Inc (a)	117,325	2,224
Harvard Bioscience Inc (a)	2,006	12	Barrett Business Services Inc	3,562	57
Maxygen Inc	21,468	111	Cardtronics Inc (a)	3,400	72
Medicines Co/The (a)	11,678	184	Carriage Services Inc	22,703	145
RTI Biologics Inc (a)	62,503	181	CBIZ Inc (a)	32,260	237
SuperGen Inc (a)	33,525	90	CDI Corp	30,798	456
	$ 2,149		Cenveo Inc (a)	4,298	28
Building Materials - 1.15%			Champion Industries Inc/WV (a)	10,371	17
Apogee Enterprises Inc	38,587	552	Collectors Universe	790	12
Builders FirstSource Inc (a)	15,641	42	Consolidated Graphics Inc (a)	51,066	2,867
Comfort Systems USA Inc	11,609	142	Convergys Corp (a)	201,355	2,920
Drew Industries Inc	5,576	134	Corinthian Colleges Inc (a)	29,141	130
Gibraltar Industries Inc (a)	34,023	397	Corrections Corp of America (a)	181,550	4,519
Interline Brands Inc (a)	41,128	868	CRA International Inc (a)	6,781	193
KSW Inc	100	—	Cross Country Healthcare Inc (a)	45,485	338
Lennox International Inc	60,650	2,948	Deluxe Corp	1,400	38
Louisiana-Pacific Corp (a)	438,709	4,080	Dollar Financial Corp (a)	15,784	363
LSI Industries Inc	14,444	120	Edgewater Technology Inc (a)	10,657	35
NCI Building Systems Inc (a)	29,550	366	Electro Rent Corp	29,489	464
PGT Inc (a)	10,663	26	Euronet Worldwide Inc (a)	14,699	276
Quanex Building Products Corp	9,074	190	Franklin Covey Co (a)	4,240	39
Texas Industries Inc	44,761	1,887	FTI Consulting Inc (a)	10,645	425
Trex Co Inc (a)	3,793	122	Geo Group Inc/The (a)	46,230	1,233
Universal Forest Products Inc	17,701	572	Global Cash Access Holdings Inc (a)	1,279	4
	$ 12,446		Grand Canyon Education Inc (a)	7,635	110
Chemicals - 2.50%			Great Lakes Dredge & Dock Corp	128,045	954
A Schulman Inc	55,486	1,405	H&E Equipment Services Inc (a)	7,330	146
Aceto Corp	33,332	267	Hackett Group Inc/The (a)	23,355	102
American Pacific Corp (a)	4,299	27	Heidrick & Struggles International Inc	4,378	102
American Vanguard Corp	9,173	82	Hill International Inc (a)	15,140	77
Arch Chemicals Inc	17,489	676	Hudson Highland Group Inc (a)	3,116	19
Codexis Inc (a)	600	6	Huron Consulting Group Inc (a)	4,564	131
Ferro Corp (a)	35,472	532	ICF International Inc (a)	19,441	474
Georgia Gulf Corp (a)	56,701	2,233	Insperity Inc	2,300	70
Hawkins Inc	696	33	Intersections Inc	10,401	157
HB Fuller Co	53,006	1,158	Jackson Hewitt Tax Service Inc (a)	13,600	7
Innophos Holdings Inc	8,406	390	KAR Auction Services Inc (a)	94,051	1,834
Kraton Performance Polymers Inc (a)	764	35	Kelly Services Inc (a)	57,654	1,102
Landec Corp (a)	38,225	248	Kendle International Inc (a)	9,364	94
Minerals Technologies Inc	13,406	911	Korn/Ferry International (a)	30,655	634
NewMarket Corp	4,121	760	LECG Corp (a)	11,075	1
Olin Corp	30,861	794	Live Nation Entertainment Inc (a)	93,721	1,039
OM Group Inc (a)	75,416	2,733	Mace Security International Inc (a)	10,657	3
Penford Corp (a)	5,082	28	Mac-Gray Corp	22,791	386
PolyOne Corp	29,348	425	McGrath Rentcorp	91,989	2,612
Quaker Chemical Corp	1,400	63	Multi-Color Corp	10,462	216
Rockwood Holdings Inc (a)	4,298	244	Navigant Consulting Inc (a)	39,744	463
Sensient Technologies Corp	154,845	5,868	On Assignment Inc (a)	43,870	481
Solutia Inc (a)	73,383	1,934	PDI Inc (a)	14,940	129
Spartech Corp (a)	53,184	379	Perceptron Inc (a)	2,143	13
TPC Group Inc (a)	3,717	147	PHH Corp (a)	126,282	2,710
Westlake Chemical Corp	44,635	2,930	Providence Service Corp/The (a)	7,004	103
WR Grace & Co (a)	41,496	1,882	RCM Technologies Inc (a)	10,898	62
Zoltek Cos Inc (a)	69,857	898	Rent-A-Center Inc/TX	121,796	3,709
	$ 27,088		Resources Connection Inc	4,300	64
Coal - 0.45%			RSC Holdings Inc (a)	17,632	232
Cloud Peak Energy Inc (a)	35,285	735	SFN Group Inc (a)	119,236	1,256
International Coal Group Inc (a)	269,087	2,968	Spectrum Group International Inc (a)	8,050	22
James River Coal Co (a)	2,551	59	StarTek Inc (a)	11,310	62
L&L Energy Inc (a)	11,000	76	Stewart Enterprises Inc	127,800	1,036
Patriot Coal Corp (a)	43,281	1,090	Team Health Holdings Inc (a)	33,453	665
			Team Inc (a)	5,228	130
	$ 4,928		TeleTech Holdings Inc (a)	825	16
Commercial Services - 5.14%

Aaron's Inc	173,431	4,993	Towers Watson & Co	105,389	6,045
ABM Industries Inc	26,413	642	Track Data Corp(a)	44	4
Acacia Research - Acacia Technologies (a)	12,704	522	Tree.com Inc (a)	5,970	32
			TrueBlue Inc (a)	18,928	267
Advance America Cash Advance Centers Inc	29,666	174
See accompanying notes			394

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Distribution & Wholesale (continued)
Tufco Technologies Inc (a)	1,165 $	4	Navarre Corp (a)	15,359 $	29
United Rentals Inc (a)	107,352	3,159	Owens & Minor Inc	26,827	924
Versar Inc (a)	8,300	25	Scansource Inc (a)	26,979	965
Viad Corp	30,693	761	School Specialty Inc (a)	25,434	376
Volt Information Sciences Inc (a)	19,580	211	Titan Machinery Inc (a)	29,750	936
	$ 55,719		United Stationers Inc	19,176	1,382
Computers - 1.73%			Watsco Inc	14,650	1,039
Agilysys Inc (a)	29,596	154	WESCO International Inc (a)	96,800	5,997
Astro-Med Inc	7,443	58		$ 12,969
CACI International Inc (a)	155,083	9,478	Diversified Financial Services - 1.85%
Ciber Inc (a)	133,453	764	Artio Global Investors Inc	1,990	33
Cogo Group Inc (a)	25,432	209	Asta Funding Inc	11,730	95
Computer Task Group Inc (a)	2,373	35	BGC Partners Inc	53,805	519
Cray Inc (a)	9,393	63	Calamos Asset Management Inc	36,597	596
Dataram Corp (a)	1,752	3	California First National Bancorp	986	15
Dynamics Research Corp (a)	3,665	55	Cohen & Steers Inc	3,010	95
Electronics for Imaging Inc (a)	95,487	1,715	CompuCredit Holdings Corp (a)	28,922	123
Hutchinson Technology Inc (a)	25,275	68	Cowen Group Inc (a)	14,329	60
Imation Corp (a)	90,854	933	Credit Acceptance Corp (a)	997	81
Insight Enterprises Inc (a)	72,026	1,236	Doral Financial Corp (a)	12,865	19
Integral Systems Inc/MD (a)	4,556	57	Encore Capital Group Inc (a)	1,979	59
Key Tronic Corp (a)	16,991	90	Epoch Holding Corp	590	10
Maxwell Technologies Inc (a)	6,465	115	Federal Agricultural Mortgage Corp	15,952	302
Mentor Graphics Corp (a)	18,200	268	First Marblehead Corp/The (a)	57,745	124
Mercury Computer Systems Inc (a)	8,052	155	Firstcity Financial Corp (a)	7,911	53
PAR Technology Corp (a)	9,156	39	GFI Group Inc	12,952	66
Planar Systems Inc (a)	23,619	59	Higher One Holdings Inc (a)	15,645	221
Qualstar Corp (a)	4,617	8	Imperial Holdings Inc (a)	4,068	40
Quantum Corp (a)	8,954	29	Intl. FCStone Inc (a)	5,936	157
Radisys Corp (a)	4,027	36	Investment Technology Group Inc (a)	65,297	1,117
Rimage Corp	6,900	103	JMP Group Inc	6,467	56
Silicon Graphics International Corp (a)	7,525	138	KBW Inc	55,200	1,254
SMART Modular Technologies WWH Inc (a)	47,764	436	Knight Capital Group Inc (a)	119,880	1,646
SRA International Inc (a)	23,748	736	LaBranche & Co Inc (a)	24,671	99
SYKES Enterprises Inc (a)	29,353	587	Marlin Business Services Corp (a)	9,431	115
Syntel Inc	4,233	232	MF Global Holdings Ltd (a)	423,947	3,566
Tier Technologies Inc (a)	7,285	41	MicroFinancial Inc	5,351	27
Unisys Corp (a)	25,929	769	National Financial Partners Corp (a)	12,984	209
Virtusa Corp (a)	2,972	55	Nelnet Inc	32,219	741
	$ 18,724		NewStar Financial Inc (a)	61,299	732
Consumer Products - 1.26%			Ocwen Financial Corp (a)	49,098	587
ACCO Brands Corp (a)	84,775	823	Oppenheimer Holdings Inc	18,241	561
American Greetings Corp	41,199	1,013	Penson Worldwide Inc (a)	4,730	29
AT Cross Co (a)	1,100	12	Piper Jaffray Cos (a)	29,062	1,041
Blyth Inc	3,977	188	Sanders Morris Harris Group Inc	27,565	238
Central Garden and Pet Co (a)	27,153	265	SeaCube Container Leasing Ltd	4,613	75
Central Garden and Pet Co - A Shares (a)	83,827	840	Stifel Financial Corp (a)	2,250	103
CSS Industries Inc	13,467	259	Student Loan Corp (a),(b),(c)	10,805	27
Ennis Inc	37,605	702	SWS Group Inc	28,771	175
Helen of Troy Ltd (a)	33,769	1,051	Virtus Investment Partners Inc (a)	5,186	274
Kid Brands Inc (a)	21,988	161	Waddell & Reed Financial Inc	106,700	4,376
Oil-Dri Corp of America	2,340	52	World Acceptance Corp (a)	4,737	322
Prestige Brands Holdings Inc (a)	94,057	1,087		$ 20,038
Scotts Miracle-Gro Co/The	112,938	6,378	Electric - 2.39%
Spectrum Brands Holdings Inc (a)	25,914	842	Allete Inc	10,325	418
WD-40 Co	460	19	Avista Corp	18,201	443
	$ 13,692		Black Hills Corp	40,935	1,422
Cosmetics & Personal Care - 0.04%			CH Energy Group Inc	4,271	229
CCA Industries Inc	400	2	Cleco Corp	116,459	4,088
Elizabeth Arden Inc (a)	7,346	221	Dynegy Inc (a)	63,460	402
Parlux Fragrances Inc (a)	15,328	51	El Paso Electric Co	126,833	3,930
Physicians Formula Holdings Inc (a)	19,729	105	Empire District Electric Co/The	34,387	772
Revlon Inc (a)	2,559	44	EnerNOC Inc (a)	17,137	307
	$ 423		GenOn Energy Inc (a)	457,380	1,798
Distribution & Wholesale - 1.20%			IDACORP Inc	45,563	1,786
ADDvantage Technologies Group Inc (a)	3,841	12	MGE Energy Inc	6,112	257
Brightpoint Inc (a)	47,475	480	NorthWestern Corp	136,435	4,441
Chindex International Inc (a)	3,758	65	Ormat Technologies Inc	14,003	349
Core-Mark Holding Co Inc (a)	21,460	719	Otter Tail Corp	39,223	917
GTSI Corp (a)	6,697	31	Pike Electric Corp (a)	38,691	393
MWI Veterinary Supply Inc (a)	167	14	PNM Resources Inc	95,477	1,463
See accompanying notes			395

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			Electronics (continued)
Portland General Electric Co	46,061 $	1,150	Vishay Intertechnology Inc (a)	181,929 $	3,471
UIL Holdings Corp	13,268	422	Vishay Precision Group Inc (a)	13,534	223
Unisource Energy Corp	23,522	873	Watts Water Technologies Inc	47,391	1,835
	$ 25,860		X-Rite Inc (a)	20,817	102
Electrical Components & Equipment - 1.73%			Zygo Corp (a)	7,498	112
Acuity Brands Inc	7,110	418		$ 25,139
Advanced Battery Technologies Inc (a)	9,370	16	Energy - Alternate Sources - 0.16%
Advanced Energy Industries Inc (a)	6,242	88	Ascent Solar Technologies Inc (a)	41,633	67
Belden Inc	25,339	964	Green Plains Renewable Energy Inc (a)	78,370	981
C&D Technologies Inc (a)	176	1	Headwaters Inc (a)	93,770	512
Encore Wire Corp	35,516	991	Hoku Corp (a)	2,284	5
Energy Conversion Devices Inc (a)	148,428	297	Ocean Power Technologies Inc (a)	10,427	51
EnerSys (a)	141,818	5,374	REX American Resources Corp (a)	6,090	105
Evergreen Solar Inc (a)	950	1		$ 1,721
Generac Holdings Inc (a)	5,822	121	Engineering & Construction - 1.21%
General Cable Corp (a)	93,993	4,559	Argan Inc (a)	3,018	28
GrafTech International Ltd (a)	107,385	2,491	Dycom Industries Inc (a)	94,830	1,409
Insteel Industries Inc	24,317	363	EMCOR Group Inc (a)	32,026	991
Magnetek Inc (a)	5,063	11	ENGlobal Corp (a)	18,947	77
NIVS IntelliMedia Technology Group Inc (a),(c)	41,680	92	Exponent Inc (a)	341	15
Orion Energy Systems Inc (a)	12,646	46	Granite Construction Inc	32,881	894
Powell Industries Inc (a)	7,049	279	Insituform Technologies Inc (a)	2,559	65
Power-One Inc (a)	35,907	297	Integrated Electrical Services Inc (a)	827	3
PowerSecure International Inc (a)	1,981	16	Layne Christensen Co (a)	35,145	1,047
Sunpower Corp - Class A (a)	45,561	992	MasTec Inc (a)	119,295	2,706
Sunpower Corp - Class B (a)	59,501	1,271	Michael Baker Corp (a)	3,258	80
Ultralife Corp (a)	14,398	63	Mistras Group Inc (a)	6,215	114
	$ 18,751		MYR Group Inc/Delaware (a)	80,348	2,003
Electronics - 2.32%			National Technical Systems Inc	5,205	39
Allied Motion Technologies Inc (a)	200	1	Servidyne Inc	471	1
American Science & Engineering Inc	2,000	176	Sterling Construction Co Inc (a)	14,799	222
Analogic Corp	342	20	Tutor Perini Corp	128,632	3,429
Ballantyne Strong Inc (a)	7,107	48	VSE Corp	1,039	29
Bel Fuse Inc	16,381	330		$ 13,152
Benchmark Electronics Inc (a)	96,609	1,633	Entertainment - 0.65%
Blonder Tongue Laboratories (a)	1,523	3	Ascent Media Corp (a)	17,334	833
Brady Corp	35,942	1,355	Bluegreen Corp (a)	38,592	150
Checkpoint Systems Inc (a)	29,369	618	Carmike Cinemas Inc (a)	441	3
Coherent Inc (a)	16,590	1,037	Churchill Downs Inc	15,653	653
CTS Corp	69,450	763	Cinemark Holdings Inc	17,089	347
Cyberoptics Corp (a)	7,092	71	Dover Downs Gaming & Entertainment Inc	5,860	21
Cymer Inc (a)	12,811	616	Dover Motorsports Inc (a)	3,447	7
Daktronics Inc	12,642	136	Great Wolf Resorts Inc (a)	40,522	86
DDi Corp	3,090	30	International Speedway Corp	36,381	1,113
Electro Scientific Industries Inc (a)	35,841	590	Isle of Capri Casinos Inc (a)	28,232	269
FEI Co (a)	10,257	333	Lakes Entertainment Inc (a)	22,525	52
Frequency Electronics Inc (a)	11,821	122	Madison Square Garden Inc (a)	56,791	1,553
Identive Group Inc (a)	7,796	27	Multimedia Games Holding Co Inc (a)	28,301	166
IntriCon Corp (a)	448	2	National CineMedia Inc	6,862	120
L-1 Identity Solutions Inc (a)	131,664	1,545	Pinnacle Entertainment Inc (a)	20,366	283
LaBarge Inc (a)	1,080	21	Rick's Cabaret International Inc (a)	12,778	134
LeCroy Corp (a)	9,499	124	Speedway Motorsports Inc	44,483	693
Measurement Specialties Inc (a)	7,195	250	Vail Resorts Inc	11,105	544
MEMSIC Inc (a)	5,491	19		$ 7,027
Methode Electronics Inc	13,393	165	Environmental Control - 0.58%
Multi-Fineline Electronix Inc (a)	4,005	106	Calgon Carbon Corp (a)	8,700	149
Newport Corp (a)	34,849	652	Ceco Environmental Corp (a)	369	2
OSI Systems Inc (a)	1,978	76	Darling International Inc (a)	9,874	160
Park Electrochemical Corp	3,362	107	EnergySolutions Inc	184,359	1,042
Rofin-Sinar Technologies Inc (a)	9,419	408	Metalico Inc (a)	67,987	431
Rogers Corp (a)	12,900	536	Mine Safety Appliances Co	17,497	694
Sanmina-SCI Corp (a)	15,187	178	Tetra Tech Inc (a)	14,600	345
Sparton Corp (a)	12,594	103	TRC Cos Inc (a)	13,740	69
Spectrum Control Inc (a)	17,751	353	Waste Connections Inc	109,649	3,374
Sypris Solutions Inc (a)	37,183	187	WCA Waste Corp (a)	5,078	30
Tech Data Corp (a)	38,891	2,067		$ 6,296
Technology Research Corp	4,162	30	Food - 1.39%
Thomas & Betts Corp (a)	57,675	3,343
TTM Technologies Inc (a)	62,345	1,192	B&G Foods Inc	6,307	114
			Cal-Maine Foods Inc	579	17
Viasystems Group Inc (a)	512	13	Chiquita Brands International Inc (a)	102,691	1,635
Vicon Industries Inc (a)	1,971	10

See accompanying notes

396

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Products (continued)
Dean Foods Co (a)	17,290 $	193	HeartWare International Inc (a)	2,160 $	161
Dole Food Co Inc (a)	102,872	1,421	ICU Medical Inc (a)	2,626	118
Fresh Del Monte Produce Inc	100,741	2,731	Invacare Corp	24,096	793
Fresh Market Inc/The (a)	2,733	114	Iridex Corp (a)	700	3
Hain Celestial Group Inc (a)	76,026	2,586	LeMaitre Vascular Inc	3,153	22
HQ Sustainable Maritime Industries Inc (a),(c)	9,392	26	Medical Action Industries Inc (a)	290	2
Imperial Sugar Co	13,246	181	Merge Healthcare Inc (a)	207	1
Ingles Markets Inc	17,203	327	Meridian Bioscience Inc	12,221	302
J&J Snack Foods Corp	459	23	Misonix Inc (a)	11,445	27
John B Sanfilippo & Son Inc (a)	17,710	195	NxStage Medical Inc (a)	5,732	141
M&F Worldwide Corp (a)	34,696	871	PhotoMedex Inc (a)	1,407	12
Nash Finch Co	18,785	699	Sirona Dental Systems Inc (a)	10,376	592
Pilgrim's Pride Corp (a)	9,185	54	Solta Medical Inc (a)	30,793	112
Ruddick Corp	9,188	382	SRI/Surgical Express Inc (a)	3,941	18
Sanderson Farms Inc	1,159	55	STERIS Corp	1,366	49
Seaboard Corp	100	239	SurModics Inc (a)	156	2
Seneca Foods Corp (a)	12,464	349	Symmetry Medical Inc (a)	55,266	550
Smart Balance Inc (a)	58,746	281	Syneron Medical Ltd (a)	12,656	159
Spartan Stores Inc	42,882	669	Teleflex Inc	78,678	4,957
Tasty Baking Co	2,060	8	TomoTherapy Inc (a)	82,476	378
TreeHouse Foods Inc (a)	10,693	649	Trans1 Inc (a)	3,876	19
Village Super Market Inc	1,418	38	Urologix Inc (a)	6,896	5
Weis Markets Inc	16,325	673	Vital Images Inc (a)	8,629	161
Winn-Dixie Stores Inc (a)	81,190	576	West Pharmaceutical Services Inc	65,376	3,088
	$ 15,106		Wright Medical Group Inc (a)	11,822	195
Forest Products & Paper - 0.67%			Young Innovations Inc	1,738	54
Boise Inc	195,345	1,919		$ 17,913
Buckeye Technologies Inc	71,830	2,022	Healthcare - Services - 2.39%
Clearwater Paper Corp (a)	1,400	110	Alliance HealthCare Services Inc (a)	2,400	11
KapStone Paper and Packaging Corp (a)	39,135	680	Allied Healthcare International Inc (a)	86,437	226
Mercer International Inc (a)	44,270	539	Amedisys Inc (a)	18,919	630
Neenah Paper Inc	3,378	79	American Dental Partners Inc (a)	27,150	358
PH Glatfelter Co	126,813	1,724	American Shared Hospital Services (a)	1,075	4
Wausau Paper Corp	19,508	132	AMERIGROUP Corp (a)	27,511	1,880
	$ 7,205		Amsurg Corp (a)	43,284	1,162
Gas - 0.46%			Assisted Living Concepts Inc	9,729	351
Chesapeake Utilities Corp	3,048	131	BioClinica Inc (a)	4,382	23
Laclede Group Inc/The	7,184	276	Capital Senior Living Corp (a)	41,862	388
New Jersey Resources Corp	11,016	482	Centene Corp (a)	40,617	1,471
Nicor Inc	14,985	831	Continucare Corp (a)	1,674	9
Northwest Natural Gas Co	7,006	324	Dynacq Healthcare Inc (a)	172	—
Piedmont Natural Gas Co Inc	19,004	603	Five Star Quality Care Inc (a)	66,994	562
South Jersey Industries Inc	7,937	456	Gentiva Health Services Inc (a)	54,845	1,535
Southwest Gas Corp	24,557	976	Healthsouth Corp (a)	16,898	433
WGL Holdings Inc	22,647	895	Healthspring Inc (a)	131,001	5,435
	$ 4,974		Healthways Inc (a)	13,511	228
Hand & Machine Tools - 0.30%			Kindred Healthcare Inc (a)	84,679	2,136
Franklin Electric Co Inc	2,120	96	LifePoint Hospitals Inc (a)	34,304	1,427
Hardinge Inc	7,985	103	Magellan Health Services Inc (a)	39,676	2,064
Lincoln Electric Holdings Inc	30,562	2,402	Medcath Corp (a)	42,263	571
LS Starrett Co	1,380	19	Molina Healthcare Inc (a)	23,094	992
QEP Co Inc (a)	359	6	National Healthcare Corp	2,678	124
Regal-Beloit Corp	8,631	654	NovaMed Inc (a)	7,237	96
	$ 3,280		Orchid Cellmark Inc (a)	5,015	14
Healthcare - Products - 1.65%			RehabCare Group Inc (a)	15,639	587
Affymetrix Inc (a)	68,463	370	Select Medical Holdings Corp (a)	93,698	836
Allied Healthcare Products (a)	5,732	24	Skilled Healthcare Group Inc (a)	13,753	167
Alphatec Holdings Inc (a)	16,992	54	Sun Healthcare Group Inc (a)	26,052	308
Angiodynamics Inc (a)	52,434	855	SunLink Health Systems Inc (a)	4,000	9
Bruker BioSciences Corp (a)	47,798	944	Triple-S Management Corp (a)	43,242	906
Caliper Life Sciences Inc (a)	21,490	144	US Physical Therapy Inc	240	6
			WellCare Health Plans Inc (a)	22,133	970
Cantel Medical Corp	5,945	154
CardioNet Inc (a)	22,885	104		$ 25,919
CONMED Corp (a)	51,381	1,442	Holding Companies - Diversified - 0.04%
CryoLife Inc (a)	12,092	71	Compass Diversified Holdings	8,812	148
Cutera Inc (a)	13,426	119	Harbinger Group Inc (a)	19,379	117
Cynosure Inc (a)	16,578	245	Primoris Services Corp	8,374	99
Digirad Corp (a)	10,755	33	Resource America Inc	17,206	106
Exactech Inc (a)	1,195	21		$ 470
Greatbatch Inc (a)	46,115	1,249	Home Builders - 0.35%
Hanger Orthopedic Group Inc (a)	6,000	163	Beazer Homes USA Inc (a)	67,471	314
See accompanying notes			397

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders (continued)			Insurance (continued)
Brookfield Residential Properties Inc (a)	15,420 $	190	Meadowbrook Insurance Group Inc	52,487 $	538
Cavco Industries Inc (a)	2,184	102	MGIC Investment Corp (a)	199,478	1,727
Hovnanian Enterprises Inc (a)	93,621	300	Montpelier Re Holdings Ltd ADR	132,718	2,401
KB Home	10,189	120	National Interstate Corp	2,687	60
M/I Homes Inc (a)	22,115	294	National Security Group Inc	269	3
MDC Holdings Inc	23,594	689	National Western Life Insurance Co	1,229	198
Meritage Homes Corp (a)	59,182	1,416	Navigators Group Inc/The (a)	17,463	905
Orleans Homebuilders Inc (a),(c)	7,702	1	OneBeacon Insurance Group Ltd	20,755	292
Ryland Group Inc	11,876	206	Phoenix Cos Inc/The (a)	226,320	609
Skyline Corp	2,932	57	Platinum Underwriters Holdings Ltd	34,403	1,301
Standard Pacific Corp (a)	33,019	127	PMI Group Inc/The (a)	351,873	760
	$ 3,816		Presidential Life Corp	36,913	411
Home Furnishings - 0.24%			Primerica Inc	7,215	167
Audiovox Corp (a)	21,850	161	ProAssurance Corp (a)	10,573	702
Bassett Furniture Industries Inc	8,421	76	Protective Life Corp	55,555	1,495
Cobra Electronics Corp (a)	6,755	26	Radian Group Inc	261,793	1,553
Emerson Radio Corp (a)	3,058	7	RLI Corp	5,576	330
Ethan Allen Interiors Inc	22,117	533	Safety Insurance Group Inc	15,780	739
Flexsteel Industries	2,717	39	SeaBright Holdings Inc	27,637	282
Furniture Brands International Inc (a)	62,980	305	Selective Insurance Group Inc	113,740	2,006
Hooker Furniture Corp	8,030	100	State Auto Financial Corp	33,751	573
Kimball International Inc	29,316	219	Stewart Information Services Corp	28,211	286
La-Z-Boy Inc (a)	64,808	762	Symetra Financial Corp	19,418	270
Sealy Corp (a)	43,317	114	Tower Group Inc	193,252	4,420
Select Comfort Corp (a)	3,837	61	Unico American Corp	5,796	55
Stanley Furniture Co Inc (a)	6,202	35	United Fire & Casualty Co	38,668	766
Universal Electronics Inc (a)	3,957	110	Unitrin Inc	63,294	1,914
	$ 2,548		Universal American Corp/NY	135,515	3,130
Housewares - 0.04%			Universal Insurance Holdings Inc	8,135	44
Libbey Inc (a)	11,426	195		$ 67,768
Lifetime Brands Inc	13,386	213	Internet - 1.11%
	$ 408		1-800-Flowers.com Inc (a)	96,994	325
Insurance - 6.25%			Atrinsic Inc (a)	1,597	4
21st Century Holding Co (a)	3,672	11	Blue Coat Systems Inc (a)	5,300	153
Affirmative Insurance Holdings Inc (a)	6,896	16	Blue Nile Inc (a)	18,848	1,074
Alterra Capital Holdings Ltd	25,554	562	BroadSoft Inc (a)	825	37
American Equity Investment Life Holding Co	241,981	3,112	Cogent Communications Group Inc (a)	43,800	636
American Safety Insurance Holdings Ltd (a)	21,257	433	Constant Contact Inc (a)	8,109	225
Amerisafe Inc (a)	5,691	127	Digital River Inc (a)	9,101	296
Amtrust Financial Services Inc	10,651	205	Earthlink Inc	249,933	2,054
Argo Group International Holdings Ltd	44,415	1,396	ePlus Inc (a)	11,113	307
Baldwin & Lyons Inc	14,634	338	GSI Commerce Inc (a)	4,600	135
Citizens Inc/TX (a)	17,089	127	Hollywood Media Corp (a)	2,661	5
CNA Surety Corp (a)	45,448	1,204	Infospace Inc (a)	65,655	591
CNO Financial Group Inc (a)	1,313,242	10,585	Internap Network Services Corp (a)	52,381	423
Delphi Financial Group Inc	105,049	3,356	Internet Capital Group Inc (a)	35,408	492
Donegal Group Inc	14,720	201	IntraLinks Holdings Inc (a)	1,195	38
Eastern Insurance Holdings Inc	5,136	69	Ipass Inc (a)	25,393	35
EMC Insurance Group Inc	13,147	286	j2 Global Communications Inc (a)	7,097	209
Employers Holdings Inc	10,593	214	Keynote Systems Inc	15,864	339
Endurance Specialty Holdings Ltd	6,001	266	Knot Inc/The (a)	11,256	115
Enstar Group Ltd (a)	2,072	232	Lionbridge Technologies Inc (a)	3,527	12
FBL Financial Group Inc	55,277	1,686	Looksmart Ltd (a)	5,763	11
First Acceptance Corp (a)	19,254	35	ModusLink Global Solutions Inc	93,978	492
First American Financial Corp	43,756	682	Online Resources Corp (a)	49,801	191
Flagstone Reinsurance Holdings SA	104,270	877	OpenTable Inc (a)	2,996	333
FPIC Insurance Group Inc (a)	8,435	312	Overstock.com Inc (a)	12,800	178
Global Indemnity PLC (a)	26,505	677	PC-Tel Inc (a)	8,931	65
Greenlight Capital Re Ltd (a)	10,488	296	Perficient Inc (a)	3,362	42
Hallmark Financial Services (a)	23,912	204	RealNetworks Inc (a)	87,874	325
Hanover Insurance Group Inc/The	5,967	252	Reis Inc (a)	12,410	121
Harleysville Group Inc	7,234	232	S1 Corp (a)	30,190	208
HCC Insurance Holdings Inc	172,248	5,605	Safeguard Scientifics Inc (a)	6,334	124
Hilltop Holdings Inc (a)	67,069	650	support.com Inc (a)	25,797	148
Horace Mann Educators Corp	108,373	1,938	TechTarget Inc (a)	16,611	144
Independence Holding Co	10,196	79	TeleCommunication Systems Inc (a)	43,892	202
Infinity Property & Casualty Corp	15,466	914	TheStreet.com Inc	22,916	82
Investors Title Co	627	21	United Online Inc	149,566	987
Kansas City Life Insurance Co	1,981	63	ValueClick Inc (a)	41,974	703
Maiden Holdings Ltd	175,055	1,304	VASCO Data Security International Inc (a)	11,535	143
MBIA Inc (a)	122,512	1,264		$ 12,004

See accompanying notes

398

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Investment Companies - 1.59%			Machinery - Diversified (continued)
Ante5 Inc (a)	6,777 $	8	Key Technology Inc (a)	1,200 $	22
Apollo Investment Corp	411,308	4,874	NACCO Industries Inc	3,387	357
Ares Capital Corp	363,425	6,436	Nordson Corp	6,698	382
Arlington Asset Investment Corp	3,138	96	Robbins & Myers Inc	33,327	1,448
BlackRock Kelso Capital Corp	21,400	225	Tecumseh Products Co (a)	28,541	292
Capital Southwest Corp	1,507	145	Twin Disc Inc	10,928	372
Fifth Street Finance Corp	211,491	2,819		$ 10,785
Gladstone Investment Corp	10,251	79	Media - 0.86%
Golub Capital BDC Inc	3,377	54	4Kids Entertainment Inc (a)	10,120	2
Harris & Harris Group Inc (a)	18,761	98	AH Belo Corp	34,198	285
Main Street Capital Corp	8,794	165	Beasley Broadcasting Group Inc (a)	5,597	38
MCG Capital Corp	149,013	984	Belo Corp (a)	1,137	10
Medallion Financial Corp	32,165	297	Cambium Learning Group Inc (a)	8,409	29
PennantPark Investment Corp	13,357	165	Central European Media Enterprises Ltd (a)	9,689	222
Prospect Capital Corp	25,286	306	CKX Inc (a)	21,400	98
Solar Capital Ltd	2,642	67	Courier Corp	9,552	131
Solar Senior Capital Ltd (a)	2,815	53	Crown Media Holdings Inc (a)	9,255	20
TICC Capital Corp	14,856	169	Cumulus Media Inc (a)	17,713	82
Triangle Capital Corp	8,579	153	Dolan Co/The (a)	26,253	309
	$ 17,193		Entercom Communications Corp (a)	1,858	20
Iron & Steel - 0.09%			EW Scripps Co (a)	89,527	850
Friedman Industries	5,440	58	Fisher Communications Inc (a)	10,359	313
Metals USA Holdings Corp (a)	19,728	335	Gray Television Inc (a)	56,756	158
Shiloh Industries Inc	17,368	199	Here Media Inc (a),(b),(c)	3,700	—
Universal Stainless & Alloy (a)	10,576	383	Here Media Inc - Special Shares (a),(b),(c)	3,700	—
	$ 975		John Wiley & Sons Inc	79,987	4,074
Leisure Products & Services - 0.12%			Journal Communications Inc (a)	41,210	224
Aldila Inc	1,259	5	Lee Enterprises Inc (a)	35,228	50
Arctic Cat Inc (a)	20,484	344	LIN TV Corp (a)	67,118	359
Black Diamond Inc (a)	2,200	15	LodgeNet Interactive Corp (a)	8,135	28
Callaway Golf Co	90,298	639	McClatchy Co/The (a)	51,405	147
Cybex International Inc (a)	4,747	5	Media General Inc (a)	17,561	95
Escalade Inc	1,608	9	New Frontier Media Inc (a)	917	2
GameTech International Inc (a)	627	—	Nexstar Broadcasting Group Inc (a)	3,957	33
Johnson Outdoors Inc (a)	8,699	145	Outdoor Channel Holdings Inc (a)	21,442	153
Life Time Fitness Inc (a)	2,099	82	Primedia Inc	5,442	27
Nautilus Inc (a)	19,568	63	Radio One Inc (a)	27,800	81
	$ 1,307		Saga Communications Inc (a)	3,426	123
Lodging - 0.73%			Salem Communications Corp	5,196	19
Ameristar Casinos Inc	27,376	546	Scholastic Corp	43,111	1,133
Boyd Gaming Corp (a)	75,422	674	Sinclair Broadcast Group Inc	18,931	218
Full House Resorts Inc (a)	3,589	14		$ 9,333
Gaylord Entertainment Co (a)	98,513	3,535	Metal Fabrication & Hardware - 1.71%
Marcus Corp	28,583	317	AM Castle & Co (a)	47,702	900
Monarch Casino & Resort Inc (a)	3,715	43	Ampco-Pittsburgh Corp	4,532	122
MTR Gaming Group Inc (a)	16,156	43	Chicago Rivet & Machine Co	269	5
Orient-Express Hotels Ltd (a)	201,253	2,469	CIRCOR International Inc	4,268	194
Red Lion Hotels Corp (a)	31,701	277	Commercial Metals Co	149,783	2,510
	$ 7,918		Eastern Co/The	538	10
Machinery - Construction & Mining - 0.07%			Haynes International Inc	8,383	452
Astec Industries Inc (a)	18,559	720	Ladish Co Inc (a)	7,580	430
			Lawson Products Inc/DE	10,124	223
Machinery - Diversified - 1.00%			LB Foster Co	10,980	468
Alamo Group Inc	21,042	602	Mueller Industries Inc	63,608	2,488
Albany International Corp	31,437	795	Mueller Water Products Inc - Class A	396,381	1,744
Altra Holdings Inc (a)	7,428	189	NN Inc (a)	12,179	213
Applied Industrial Technologies Inc	12,094	426	Northwest Pipe Co (a)	6,778	163
Briggs & Stratton Corp	74,165	1,750	Olympic Steel Inc	18,192	535
Cascade Corp	4,005	184	RTI International Metals Inc (a)	44,919	1,435
Chart Industries Inc (a)	30,283	1,472	Sun Hydraulics Corp	3,804	177
Cognex Corp	3,758	118	Valmont Industries Inc	58,430	6,153
Columbus McKinnon Corp/NY (a)	16,405	328	Worthington Industries Inc	15,207	328
DXP Enterprises Inc (a)	10,599	278		$ 18,550
Flow International Corp (a)	13,038	56	Mining - 1.74%
Gencor Industries Inc (a)	717	5	Century Aluminum Co (a)	189,645	3,789
Gerber Scientific Inc (a)	52,412	501	Charles & Colvard Ltd (a)	8,743	24
Gorman-Rupp Co/The	2,396	97	Coeur d'Alene Mines Corp (a)	146,682	4,651
Hurco Cos Inc (a)	4,896	159	Compass Minerals International Inc	2,914	284
Intermec Inc (a)	9,294	107	Hecla Mining Co (a)	160,837	1,514
Intevac Inc (a)	14,127	173	Horsehead Holding Corp (a)	15,169	239
Kadant Inc (a)	21,779	672	Kaiser Aluminum Corp	40,763	2,043
See accompanying notes			399

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Oil & Gas (continued)
Materion Corp (a)	18,320 $	765	HKN Inc (a)	8,549 $	26
Molycorp Inc (a)	3,762	276	McMoRan Exploration Co (a)	8,800	161
Noranda Aluminum Holding Corp (a)	7,500	127	Northern Oil and Gas Inc (a)	3,000	71
Thompson Creek Metals Co Inc (a)	252,878	3,118	Oasis Petroleum Inc (a)	91,823	2,822
USEC Inc (a)	446,886	2,047	Parker Drilling Co (a)	182,476	1,301
	$ 18,877		Penn Virginia Corp	89,040	1,376
Miscellaneous Manufacturing - 2.67%			Petroleum Development Corp (a)	46,000	1,832
Actuant Corp	228,899	6,354	Petroquest Energy Inc (a)	73,906	648
American Biltrite Inc (a)	1	—	Pioneer Drilling Co (a)	85,275	1,321
American Railcar Industries Inc (a)	34,072	965	Resolute Energy Corp (a)	162,578	2,876
Ameron International Corp	15,654	1,101	Rex Energy Corp (a)	15,600	200
AO Smith Corp	69,210	3,043	Rosetta Resources Inc (a)	16,931	778
AZZ Inc	432	19	Seahawk Drilling Inc (a)	3,088	23
Barnes Group Inc	2,800	69	Stone Energy Corp (a)	34,548	1,222
Blount International Inc (a)	15,442	256	Swift Energy Co (a)	37,520	1,471
Brink's Co/The	13,280	439	Unit Corp (a)	84,515	5,326
Ceradyne Inc (a)	55,533	2,602	Vaalco Energy Inc (a)	32,478	227
CLARCOR Inc	7,470	338	Venoco Inc (a)	20,993	390
Core Molding Technologies Inc (a)	344	3	Voyager Oil & Gas Inc (a)	5,455	23
Eastman Kodak Co (a)	116,000	322	W&T Offshore Inc	10,233	274
EnPro Industries Inc (a)	3,718	149	Warren Resources Inc (a)	27,903	126
ESCO Technologies Inc	8,136	299	Western Refining Inc (a)	198,537	3,368
Federal Signal Corp	125,381	846		$ 54,692
GP Strategies Corp (a)	11,692	153	Oil & Gas Services - 2.78%
Griffon Corp (a)	137,666	1,753	Basic Energy Services Inc (a)	69,487	2,136
Hexcel Corp (a)	137,457	2,960	Bolt Technology Corp (a)	1,952	29
Koppers Holdings Inc	21,242	971	Cal Dive International Inc (a)	99,915	785
Lydall Inc (a)	26,379	258	CARBO Ceramics Inc	600	97
MFRI Inc (a)	5,284	55	Complete Production Services Inc (a)	69,695	2,365
Movado Group Inc	36,788	614	Dawson Geophysical Co (a)	11,672	521
Myers Industries Inc	48,282	515	Dril-Quip Inc (a)	6,402	490
NL Industries Inc	3,941	56	Exterran Holdings Inc (a)	103,403	2,245
Park-Ohio Holdings Corp (a)	3,096	66	Geokinetics Inc (a)	5,525	53
Standex International Corp	10,763	394	Global Industries Ltd (a)	194,158	1,914
Synalloy Corp	580	9	Gulf Island Fabrication Inc	22,132	782
Tredegar Corp	49,963	1,093	Helix Energy Solutions Group Inc (a)	213,578	4,042
Trinity Industries Inc	89,788	3,250	Hornbeck Offshore Services Inc (a)	51,857	1,516
	$ 28,952		Key Energy Services Inc (a)	59,266	1,078
Office Furnishings - 0.06%			Matrix Service Co (a)	10,353	150
Herman Miller Inc	6,100	159	Mitcham Industries Inc (a)	8,499	136
Kewaunee Scientific Corp	627	7	Natural Gas Services Group Inc (a)	25,297	457
Steelcase Inc	45,141	521	Newpark Resources Inc (a)	124,639	1,125
Virco Manufacturing	4,847	15	Oil States International Inc (a)	69,832	5,797
	$ 702		OYO Geospace Corp (a)	720	67
Oil & Gas - 5.05%			SEACOR Holdings Inc	13,449	1,329
Abraxas Petroleum Corp (a)	24,100	122	Superior Energy Services Inc (a)	8,232	316
Alon USA Energy Inc	24,453	336	Tesco Corp (a)	12,741	240
Approach Resources Inc (a)	38,557	1,136	Tetra Technologies Inc (a)	101,116	1,493
ATP Oil & Gas Corp (a)	19,261	342	TGC Industries Inc (a)	9,714	80
Berry Petroleum Co	56,983	3,028	Trico Marine Services Inc/United States (a)	18,426	1
Bill Barrett Corp (a)	87,940	3,669	Union Drilling Inc (a)	15,056	204
BPZ Resources Inc (a)	19,601	93	Willbros Group Inc (a)	60,761	654
Brigham Exploration Co (a)	126,875	4,254		$ 30,102
Bronco Drilling Co Inc (a)	39,551	434	Packaging & Containers - 1.60%
Cheniere Energy Inc (a)	37,089	337	Graham Packaging Co Inc (a)	63,808	1,468
Clayton Williams Energy Inc (a)	2,525	229	Graphic Packaging Holding Co (a)	321,749	1,766
Comstock Resources Inc (a)	29,978	961	Mod-Pac Corp (a)	1,250	7
Contango Oil & Gas Co (a)	4,658	288	Packaging Corp of America	192,643	5,496
Crimson Exploration Inc (a)	40,172	163	Rock-Tenn Co	13,658	943
CVR Energy Inc (a)	108,755	2,417	Silgan Holdings Inc	166,462	7,634
Delek US Holdings Inc	67,172	903		$ 17,314
Double Eagle Petroleum Co (a)	7,772	79	Pharmaceuticals - 0.95%
Energy Partners Ltd (a)	58,994	1,074	Alkermes Inc (a)	20,568	297
Energy XXI Bermuda Ltd (a)	14,731	534	Anika Therapeutics Inc (a)	9,487	79
Frontier Oil Corp	188,762	5,274	Animal Health International Inc (a)	4,455	19
GeoMet Inc (a)	16,119	23	BioScrip Inc (a)	10,525	49
Georesources Inc (a)	5,016	146	Catalyst Health Solutions Inc (a)	15,500	923
GMX Resources Inc (a)	9,331	55	Cornerstone Therapeutics Inc (a)	3,591	25
Goodrich Petroleum Corp (a)	56,534	1,270	Impax Laboratories Inc (a)	3,138	86
Harvest Natural Resources Inc (a)	57,053	789	Infinity Pharmaceuticals Inc (a)	1,026	6
Hercules Offshore Inc (a)	139,285	874	Jazz Pharmaceuticals Inc (a)	5,400	172

See accompanying notes

400

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			REITS (continued)
KV Pharmaceutical Co (a)	62,829 $	247	Gladstone Commercial Corp	3,801 $	69
Lannett Co Inc (a)	9,105	53	Glimcher Realty Trust	76,559	731
Medicis Pharmaceutical Corp	44,024	1,561	Government Properties Income Trust	139,700	3,831
Myrexis Inc (a)	11,205	47	Hatteras Financial Corp	44,768	1,272
Natural Alternatives International Inc (a)	1,459	7	Healthcare Realty Trust Inc	17,803	407
Neurocrine Biosciences Inc (a)	18,488	142	Hersha Hospitality Trust	42,508	252
Nutraceutical International Corp (a)	6,081	96	Highwoods Properties Inc	50,821	1,875
Obagi Medical Products Inc (a)	2,800	36	Home Properties Inc	13,119	831
Omega Protein Corp (a)	29,096	375	Inland Real Estate Corp	81,300	795
Par Pharmaceutical Cos Inc (a)	23,646	814	Invesco Mortgage Capital Inc	142,646	3,244
PharMerica Corp (a)	74,500	981	Investors Real Estate Trust	50,284	473
Questcor Pharmaceuticals Inc (a)	11,400	234	iStar Financial Inc (a)	23,851	229
Salix Pharmaceuticals Ltd (a)	8,152	320	Kilroy Realty Corp	68,451	2,871
Schiff Nutrition International Inc	3,915	39	Kite Realty Group Trust	17,243	90
Sucampo Pharmaceuticals Inc (a)	8,571	38	LaSalle Hotel Properties	120,029	3,377
Theragenics Corp (a)	34,889	68	Lexington Realty Trust	112,160	1,120
Trimeris Inc (a)	593	1	LTC Properties Inc	23,189	682
Viropharma Inc (a)	186,713	3,602	Medical Properties Trust Inc	93,085	1,149
	$ 10,317		MFA Financial Inc	225,873	1,802
Pipelines - 0.14%			Mid-America Apartment Communities Inc	3,930	263
Crosstex Energy Inc	119,058	1,256	Monmouth Real Estate Investment Corp	12,387	104
SemGroup Corp (a)	8,219	231	MPG Office Trust Inc (a)	17,300	58
	$ 1,487		National Health Investors Inc	4,298	209
Private Equity - 0.48%			National Retail Properties Inc	78,722	2,074
American Capital Ltd (a)	491,203	5,044	Newcastle Investment Corp (a)	46,116	291
Hercules Technology Growth Capital Inc	9,568	103	NorthStar Realty Finance Corp	19,989	101
Medley Capital Corp	3,910	46	Omega Healthcare Investors Inc	55,938	1,285
	$ 5,193		One Liberty Properties Inc	3,957	61
Real Estate - 0.06%			Parkway Properties Inc/Md	15,862	284
Avatar Holdings Inc (a)	11,557	208	Pebblebrook Hotel Trust	9,728	209
California Coastal Communities Inc (a),(c)	9,672	—	Pennsylvania Real Estate Investment Trust	14,550	230
Forestar Group Inc (a)	9,478	186	PennyMac Mortgage Investment Trust	6,975	128
HFF Inc (a)	3,004	45	Post Properties Inc	15,206	617
Kennedy-Wilson Holdings Inc (a)	10,700	123	Potlatch Corp	20,951	810
Stratus Properties Inc (a)	538	7	PS Business Parks Inc	4,614	278
Thomas Properties Group Inc (a)	5,435	20	Ramco-Gershenson Properties Trust	10,113	130
United Capital Corp (a)	1,702	46	Redwood Trust Inc	57,952	917
	$ 635		Retail Opportunity Investments Corp	11,153	126
REITS - 5.89%			Sabra Healthcare REIT Inc	6,664	112
Acadia Realty Trust	9,874	206	Senior Housing Properties Trust	25,419	603
Agree Realty Corp	4,129	97	Sovran Self Storage Inc	30,214	1,292
Alexander's Inc	333	146	Starwood Property Trust Inc	18,901	431
			Strategic Hotels & Resorts Inc (a)	60,423	412
American Assets Trust Inc	8,947	198
American Campus Communities Inc	20,645	726	Summit Hotel Properties Inc	11,024	125
American Capital Agency Corp	38,307	1,115	Sun Communities Inc	29,750	1,145
			Sunstone Hotel Investors Inc (a)	161,566	1,690
Anworth Mortgage Asset Corp	70,577	507
Ashford Hospitality Trust Inc	11,518	144	Tanger Factory Outlet Centers	10,934	302
Associated Estates Realty Corp	8,654	144	Two Harbors Investment Corp	21,285	223
BioMed Realty Trust Inc	67,423	1,338	Universal Health Realty Income Trust	3,753	162
Capstead Mortgage Corp	57,896	766	Urstadt Biddle Properties Inc	19,052	375
CBL & Associates Properties Inc	112,879	2,096	U-Store-It Trust	68,622	779
Chesapeake Lodging Trust	6,939	125	Walter Investment Management Corp	25,876	461
Colonial Properties Trust	56,800	1,201	Washington Real Estate Investment Trust	22,435	727
Colony Financial Inc	8,134	152	Winthrop Realty Trust	3,700	45
Cousins Properties Inc	24,134	217		$ 63,823
CreXus Investment Corp	6,274	73	Retail - 5.88%
			99 Cents Only Stores (a)	3,075	62
Cypress Sharpridge Investments Inc	18,374	227	AC Moore Arts & Crafts Inc (a)	19,680	54
DCT Industrial Trust Inc	145,507	845	AFC Enterprises Inc (a)	2,099	32
DiamondRock Hospitality Co	76,340	919	America's Car-Mart Inc (a)	4,721	115
DuPont Fabros Technology Inc	77,866	1,905	Asbury Automotive Group Inc (a)	13,338	231
Dynex Capital Inc	16,693	165	Ascena Retail Group Inc (a)	1,739	54
EastGroup Properties Inc	4,563	210
Education Realty Trust Inc	19,117	163	Barnes & Noble Inc	89,264	981
Entertainment Properties Trust	26,726	1,272	Bebe Stores Inc	56,812	382
			Benihana Inc (a)	269	2
Equity Lifestyle Properties Inc	35,018	2,095	Benihana Inc - Class A (a)	6,650	59
Equity One Inc	74,446	1,476
Extra Space Storage Inc	47,410	1,027	Big 5 Sporting Goods Corp	683	8
First Industrial Realty Trust Inc (a)	41,160	515	Biglari Holdings Inc (a)	1,285	562
First Potomac Realty Trust	55,299	897	Bob Evans Farms Inc	72,431	2,271
			Body Central Corp (a)	1,025	25
Franklin Street Properties Corp	32,420	458
Getty Realty Corp	9,400	239	Bon-Ton Stores Inc/The	6,797	94
See accompanying notes			401

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Retail (continued)
Books-A-Million Inc	15,792 $	73	Stage Stores Inc	75,179 $	1,448
Bravo Brio Restaurant Group Inc (a)	1,366	28	Stein Mart Inc	7,784	85
Brown Shoe Co Inc	45,704	578	Steinway Musical Instruments Inc (a)	13,334	333
Buckle Inc/The	896	41	Susser Holdings Corp (a)	16,280	225
Build-A-Bear Workshop Inc (a)	25,333	155	Syms Corp (a)	5,642	45
Cabela's Inc (a)	132,257	3,377	Systemax Inc (a)	4,399	57
Cache Inc (a)	17,185	99	Talbots Inc (a)	42,227	227
Casey's General Stores Inc	7,046	275	Tuesday Morning Corp (a)	46,848	234
Cash America International Inc	5,937	282	Vera Bradley Inc (a)	1,708	83
Casual Male Retail Group Inc (a)	2,221	9	West Marine Inc (a)	37,272	406
Charming Shoppes Inc (a)	117,900	534	Wet Seal Inc/The (a)	56,196	247
Childrens Place Retail Stores Inc/The (a)	1,279	68	World Fuel Services Corp	69,486	2,750
Christopher & Banks Corp	8,077	50	Zale Corp (a)	54,558	201
Coast Distribution System/CA (a)	2,597	10		$ 63,736
Collective Brands Inc (a)	34,466	723	Savings & Loans - 1.90%
Conn's Inc (a)	39,585	259	Abington Bancorp Inc	18,893	229
Cost Plus Inc (a)	11,070	121	Ameriana Bancorp	2,687	13
Cracker Barrel Old Country Store Inc	15,536	796	Anchor Bancorp Wisconsin Inc (a)	8,597	7
dELiA*s Inc (a)	5,515	10	Astoria Financial Corp	158,489	2,294
Destination Maternity Corp	2,329	54	Atlantic Coast Financial Corp (a)	210	2
Dillard's Inc	114,137	5,481	B of I Holding Inc (a)	7,077	119
Domino's Pizza Inc (a)	30,628	569	Bank Mutual Corp	110,032	450
DSW Inc (a)	43,325	2,057	BankAtlantic Bancorp Inc (a)	36,998	34
Duckwall-ALCO Stores Inc (a)	5,911	75	BankFinancial Corp	28,062	257
Ezcorp Inc (a)	1,519	48	Berkshire Hills Bancorp Inc	22,674	505
Finish Line Inc/The	10,693	230	Brookline Bancorp Inc	32,164	296
First Cash Financial Services Inc (a)	83,851	3,290	Camco Financial Corp (a)	7,465	13
Fred's Inc	82,170	1,147	Cape Bancorp Inc (a)	3,180	32
Frisch's Restaurants Inc	448	10	Capitol Federal Financial Inc	27,325	309
Gaiam Inc	15,945	95	Carver Bancorp Inc	359	—
Genesco Inc (a)	34,103	1,377	CFS Bancorp Inc	11,190	61
Golfsmith International Holdings Inc (a)	1,421	7	Citizens Community Bancorp Inc/WI (a)	2,150	11
Gordmans Stores Inc (a)	1,156	22	Citizens South Banking Corp	8,212	39
Group 1 Automotive Inc	61,790	2,660	Clifton Savings Bancorp Inc	4,624	53
Hastings Entertainment Inc/United States (a)	1,165	6	Danvers Bancorp Inc	5,813	131
Haverty Furniture Cos Inc	25,333	332	Dime Community Bancshares Inc	24,482	379
HOT Topic Inc	47,950	322	ESB Financial Corp	4,031	68
J Alexander's Corp (a)	4,747	28	ESSA Bancorp Inc	15,668	197
Kenneth Cole Productions Inc (a)	5,034	68	First Defiance Financial Corp (a)	7,706	105
Lazare Kaplan International Inc (a)	8,585	11	First Federal Bancshares of Arkansas Inc (a)	448	1
Lithia Motors Inc	44,852	816	First Financial Holdings Inc	12,235	134
Luby's Inc (a)	26,361	132	First Financial Northwest Inc (a)	7,047	44
MarineMax Inc (a)	26,013	249	First Niagara Financial Group Inc	179,837	2,589
McCormick & Schmick's Seafood Restaurants Inc	12,568	115	First Pactrust Bancorp Inc	3,180	49
(a)			First Place Financial Corp/OH (a)	17,717	32
Men's Wearhouse Inc	95,083	2,652	Flagstar Bancorp Inc (a)	97,431	152
Morton's Restaurant Group Inc (a)	8,837	65	Flushing Financial Corp	39,299	578
New York & Co Inc (a)	20,106	123	Fox Chase Bancorp Inc	9,188	125
O'Charleys Inc (a)	35,874	235	Hampden Bancorp Inc	448	6
OfficeMax Inc (a)	37,182	370	HF Financial Corp	4,179	46
Pacific Sunwear of California Inc (a)	82,036	262	HMN Financial Inc (a)	180	1
Pantry Inc/The (a)	20,316	315	Home Bancorp Inc (a)	6,727	108
Papa John's International Inc (a)	1,788	54	Home Federal Bancorp Inc/ID	9,450	115
PC Connection Inc (a)	43,102	383	HopFed Bancorp Inc	816	7
PC Mall Inc (a)	20,561	201	Investors Bancorp Inc (a)	10,935	164
Penske Automotive Group Inc (a)	123,524	2,777	Kaiser Federal Financial Group Inc	1,336	17
PEP Boys-Manny Moe & Jack	101,926	1,396	Legacy Bancorp Inc/MA	6,627	90
Phillips-Van Heusen Corp	99,258	6,989	Meridian Interstate Bancorp Inc (a)	776	11
Red Robin Gourmet Burgers Inc (a)	28,871	785	Meta Financial Group Inc	3,224	47
Regis Corp	120,877	2,055	MutualFirst Financial Inc	1,041	9
Retail Ventures Inc (a)	7,605	156	NASB Financial Inc (a)	1,459	23
Rite Aid Corp (a)	136,478	151	New Hampshire Thrift Bancshares Inc	896	12
Ruby Tuesday Inc (a)	116,311	1,223	Northeast Community Bancorp Inc	2,697	17
Rush Enterprises Inc - Class A (a)	65,395	1,377	Northfield Bancorp Inc	8,225	116
Rush Enterprises Inc - Class B (a)	11,863	219	Northwest Bancshares Inc	120,829	1,522
Saks Inc (a)	255,418	3,055	Ocean Shore Holding Co	1,100	14
Sally Beauty Holdings Inc (a)	4,178	62	OceanFirst Financial Corp	6,834	99
Shoe Carnival Inc (a)	16,429	481	Oritani Financial Corp	44,395	545
Sonic Automotive Inc	26,751	377	Pacific Premier Bancorp Inc (a)	4,978	35
Sport Chalet Inc - Class A (a)	5,105	9	Parkvale Financial Corp	3,314	37
Sport Chalet Inc - Class B (a)	717	2	People's United Financial Inc	15,664	214

See accompanying notes

402

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Savings & Loans (continued)			Software (continued)
Provident Financial Holdings Inc	7,196 $	59	Digi International Inc (a)	34,559 $	408
Provident Financial Services Inc	159,087	2,309	Dynavox Inc (a)	3,827	22
Provident New York Bancorp	46,056	432	EPIQ Systems Inc	44,038	627
Riverview Bancorp Inc (a)	11,395	36	Fair Isaac Corp	26,166	781
Rockville Financial Inc	5,615	56	JDA Software Group Inc (a)	8,935	293
Territorial Bancorp Inc	6,739	135	Mantech International Corp	6,436	282
TF Financial Corp	1,223	26	Market Leader Inc (a)	2,508	6
TierOne Corp (a)	2,447	—	MedAssets Inc (a)	18,963	304
Timberland Bancorp Inc/WA (a)	7,281	45	Omnicell Inc (a)	10,014	154
United Community Financial Corp/OH (a)	23,899	34	Pervasive Software Inc (a)	10,168	69
United Financial Bancorp Inc	17,024	278	QLIK Technologies Inc (a)	8,818	283
ViewPoint Financial Group	10,819	134	Quality Systems Inc	1,574	141
Washington Federal Inc	260,088	4,185	Quest Software Inc (a)	39,448	1,016
Waterstone Financial Inc (a)	7,445	24	Schawk Inc	3,450	65
Westfield Financial Inc	20,715	188	Seachange International Inc (a)	41,099	440
WSFS Financial Corp	2,740	123	Smith Micro Software Inc (a)	1,730	13
	$ 20,627		SolarWinds Inc (a)	10,897	264
Semiconductors - 2.12%			SoundBite Communications Inc (a)	100	—
Advanced Analogic Technologies Inc (a)	35,046	149	SYNNEX Corp (a)	88,854	2,979
Aetrium Inc (a)	352	1	Take-Two Interactive Software Inc (a)	43,121	698
Alpha & Omega Semiconductor Ltd (a)	2,098	30	THQ Inc (a)	89,799	363
Amkor Technology Inc (a)	52,653	353	Trident Microsystems Inc (a)	9,689	10
Anadigics Inc (a)	8,093	32	Tyler Technologies Inc (a)	91,192	2,261
ATMI Inc (a)	30,501	607		$ 13,661
AuthenTec Inc (a)	5,470	16	Storage & Warehousing - 0.14%
Axcelis Technologies Inc (a)	53,015	99	Mobile Mini Inc (a)	62,192	1,549
AXT Inc (a)	16,304	114
Brooks Automation Inc (a)	17,298	211	Telecommunications - 1.84%
Cabot Microelectronics Corp (a)	18,024	880	ADPT Corp (a)	161,645	462
Cascade Microtech Inc (a)	8,181	54	ADTRAN Inc	9,282	383
Cavium Networks Inc (a)	9,254	437	Alaska Communications Systems Group Inc	24,392	236
Cohu Inc	39,439	568	Anaren Inc (a)	10,154	168
DSP Group Inc (a)	46,440	375	Anixter International Inc	30,023	2,256
Emulex Corp (a)	48,321	469	Arris Group Inc (a)	174,481	2,093
Entegris Inc (a)	48,315	417	Atlantic Tele-Network Inc	240	9
Exar Corp (a)	57,271	350	Aviat Networks Inc (a)	54,484	279
Fairchild Semiconductor International Inc (a)	102,156	2,142	Black Box Corp	47,434	1,657
FormFactor Inc (a)	16,476	170	Cincinnati Bell Inc (a)	84,754	253
GSI Technology Inc (a)	2,559	23	Clearfield Inc (a)	643	4
Ikanos Communications Inc (a)	9,018	11	Comarco Inc (a)	4,259	2
Integrated Device Technology Inc (a)	25,321	206	Communications Systems Inc	6,806	108
Integrated Silicon Solution Inc (a)	5,983	58	Comtech Telecommunications Corp	29,041	821
IXYS Corp (a)	4,177	66	Consolidated Communications Holdings Inc	2,679	49
Microsemi Corp (a)	13,541	320	DigitalGlobe Inc (a)	3,856	112
MKS Instruments Inc	41,559	1,180	Ditech Networks Inc (a)	25,522	35
MoSys Inc (a)	312	2	EchoStar Holding Corp (a)	22,516	835
Omnivision Technologies Inc (a)	29,904	1,005	EMS Technologies Inc (a)	29,449	744
Pericom Semiconductor Corp (a)	33,830	308	EndWave Corp (a)	9,116	22
Photronics Inc (a)	167,174	1,460	Extreme Networks (a)	34,694	109
QLogic Corp (a)	192,963	3,469	FiberTower Corp (a)	43,297	58
Richardson Electronics Ltd/United States	25,708	347	General Communication Inc (a)	30,460	350
Rudolph Technologies Inc (a)	10,145	115	Global Crossing Ltd (a)	41,499	970
Sigma Designs Inc (a)	64,457	822	Globecomm Systems Inc (a)	27,808	398
Silicon Image Inc (a)	18,917	157	Harmonic Inc (a)	23,246	192
Silicon Laboratories Inc (a)	54,575	2,378	Hughes Communications Inc (a)	1,519	91
Standard Microsystems Corp (a)	16,548	450	Hypercom Corp (a)	8,879	106
Tessera Technologies Inc (a)	40,412	798	ID Systems Inc (a)	4,932	22
TriQuint Semiconductor Inc (a)	125,448	1,727	IDT Corp - Class B	27,980	811
Ultratech Inc (a)	2,098	66	Iridium Communications Inc (a)	104,456	819
Zoran Corp (a)	45,548	477	Knology Inc (a)	1,279	19
	$ 22,919		Leap Wireless International Inc (a)	50,508	750
Software - 1.26%			Loral Space & Communications Inc (a)	7,302	510
Advent Software Inc (a)	2,404	65	Novatel Wireless Inc (a)	17,353	108
athenahealth Inc (a)	6,532	302	OpNext Inc (a)	21,260	50
Avid Technology Inc (a)	51,648	960	Optical Cable Corp	5,568	25
Blackbaud Inc	13,265	367	Orbcomm Inc (a)	27,776	86
Blackboard Inc (a)	5,854	282	PAETEC Holding Corp (a)	30,608	110
Bsquare Corp (a)	1,500	11	Performance Technologies Inc (a)	11,588	25
Concurrent Computer Corp (a)	2,188	13	Plantronics Inc	16,718	620
CSG Systems International Inc (a)	8,414	179	Powerwave Technologies Inc (a)	44,427	203
Deltek Inc (a)	394	3	Preformed Line Products Co	1,151	83

See accompanying notes

403

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications (continued)			Water - 0.09%
Premiere Global Services Inc (a)	50,443 $	400	American States Water Co	4,954 $	173
Primus Telecommunications Group Inc (a)	1,075	15	California Water Service Group	10,433	393
Relm Wireless Corp (a)	1,332	2	Consolidated Water Co Ltd	2,538	25
Shenandoah Telecommunications Co	683	13	Pico Holdings Inc (a)	5,936	191
Soapstone Networks Inc (a)	6,090	—	SJW Corp	9,039	210
SureWest Communications	19,882	290			$ 992
Sycamore Networks Inc	31,607	774	TOTAL COMMON STOCKS		$ 1,047,986
Symmetricom Inc (a)	54,358	331		Maturity
Tekelec (a)	17,909	150		Amount
Telular Corp	11,422	80	REPURCHASE AGREEMENTS - 2.10%	(000's)	Value (000's)
Tessco Technologies Inc	3,730	44	Banks - 2.10%
Tollgrade Communications Inc (a)	13,191	133	Investment in Joint Trading Account; Credit Suisse $	4,605	$ 4,605
USA Mobility Inc	4,417	68	Repurchase Agreement; 0.03% dated
UTStarcom Inc (a)	70,648	182	04/29/11 maturing 05/02/11 (collateralized by
ViaSat Inc (a)	5,576	223	US Treasury Strips; $4,696,634; 0.00%; dated
Vonage Holdings Corp (a)	28,983	150	08/15/14 - 08/15/37)
WPCS International Inc (a)	2,259	6	Investment in Joint Trading Account; Deutsche	6,835	6,835
XETA Technologies Inc (a)	7,545	41	Bank Repurchase Agreement; 0.03% dated
	$ 19,945		04/29/11 maturing 05/02/11 (collateralized by
Textiles - 0.21%			Sovereign Agency Issues; $6,971,565; 0.00%
Culp Inc (a)	1,661	17	- 4.38%; dated 09/15/12 - 10/15/29)
Dixie Group Inc (a)	8,718	38	Investment in Joint Trading Account; JP Morgan	2,518	2,518
G&K Services Inc	30,166	998	Repurchase Agreement; 0.02% dated
Unifirst Corp/MA	22,641	1,172	04/29/11 maturing 05/02/11 (collateralized by
	$ 2,225		Sovereign Agency Issues; $2,568,471; 0.00%
Toys, Games & Hobbies - 0.08%			- 9.80%; dated 06/15/11 - 09/26/19)
Jakks Pacific Inc (a)	38,768	816	Investment in Joint Trading Account; Merrill	6,316	6,316
			Lynch Repurchase Agreement; 0.03% dated
Transportation - 2.32%			04/29/11 maturing 05/02/11 (collateralized by
Air Transport Services Group Inc (a)	65,276	534	Sovereign Agency Issues; $6,442,372; 0.00%
Alexander & Baldwin Inc	66,625	3,511	- 8.13%; dated 05/11/11 - 09/15/39)
Arkansas Best Corp	26,041	599	Investment in Joint Trading Account; Morgan	2,518	2,518
Atlas Air Worldwide Holdings Inc (a)	27,868	1,920	Stanley Repurchase Agreement; 0.02% dated
Bristow Group Inc	82,149	3,812	04/29/11 maturing 05/02/11 (collateralized by
CAI International Inc (a)	7,963	200	Sovereign Agency Issues; $2,568,471; 1.11%
Covenant Transportation Group Inc (a)	11,049	105	- 2.38%; dated 06/22/12 - 07/28/15)
DHT Holdings Inc	78,450	339			$ 22,792
Eagle Bulk Shipping Inc (a)	103,480	355	TOTAL REPURCHASE AGREEMENTS		$ 22,792
Echo Global Logistics Inc (a)	13,061	182	Total Investments		$ 1,070,778
Excel Maritime Carriers Ltd (a)	120,727	484	Other Assets in Excess of Liabilities, Net - 1.19%		$ 12,939
Frozen Food Express Industries Inc (a)	18,708	69	TOTAL NET ASSETS - 100.00%		$ 1,083,717
Genco Shipping & Trading Ltd (a)	37,158	312
General Maritime Corp	203,137	435
Golar LNG Ltd	23,512	765	(a) Non-Income Producing Security
Gulfmark Offshore Inc (a)	44,575	1,898	(b) Security is Illiquid
Horizon Lines Inc	41,692	74	(c)		Market value is determined in accordance with procedures established in
International Shipholding Corp	8,150	195	good faith by the Board of Directors. At the end of the period, the value of
Knightsbridge Tankers Ltd	7,710	173	these securities totaled $146 or 0.01% of net assets.
Landstar System Inc	34,200	1,621
Marten Transport Ltd	19,079	427
Nordic American Tanker Shipping Ltd	30,584	703
Overseas Shipholding Group Inc	41,035	1,144	Unrealized Appreciation (Depreciation)
PAM Transportation Services Inc (a)	10,768	122	The net federal income tax unrealized appreciation (depreciation) and federal tax
PHI Inc (a)	16,774	376	cost of investments held as of the period end were as follows:
Providence and Worcester Railroad Co	3,324	53
RailAmerica Inc (a)	42,546	724	Unrealized Appreciation		$ 236,289
Roadrunner Transportation Systems Inc (a)	1,936	27	Unrealized Depreciation		(53,091)
Saia Inc (a)	28,332	470	Net Unrealized Appreciation (Depreciation)		$ 183,198
Ship Finance International Ltd	51,397	1,028	Cost for federal income tax purposes		$ 887,580
Teekay Tankers Ltd	17,862	168	All dollar amounts are shown in thousands (000's)
USA Truck Inc (a)	8,176	102
Werner Enterprises Inc	84,083	2,200
	$ 25,127
Trucking & Leasing - 0.77%
Aircastle Ltd	164,270	2,047
Amerco Inc (a)	8,343	849
GATX Corp	73,862	3,122
Greenbrier Cos Inc (a)	56,174	1,521
TAL International Group Inc	19,645	708
Willis Lease Finance Corp (a)	7,612	100
	$ 8,347

See accompanying notes

404

Schedule of Investments
SmallCap Value Fund II
April 30, 2011 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		28 .40%
Industrial		18 .74%
Consumer, Non-cyclical		13 .27%
Consumer, Cyclical		12 .89%
Energy		8 .58%
Technology		5 .11%
Basic Materials		5 .00%
Communications		3 .84%
Utilities		2 .94%
Diversified		0 .04%
Other Assets in Excess of Liabilities, Net		1 .19%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	412	$ 33,883	$ 35,593	$ 1,710
$ 1,710

All dollar amounts are shown in thousands (000's)

See accompanying notes

405

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			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
BOND & MORTGAGE SECURITIES FUND
Class J shares
2011(c)	$10 .63	$0 .19	$0 .04	$0 .23	($0 .21)	($0 .21)	$10 .65	2 .25%(d),(e)
2010	9.74	0.40	0 .81	1 .21	(0 .32)	(0 .32)	10.63	12 .71 (e)
2009	8.56	0.43	1 .11	1 .54	(0 .36)	(0 .36)	9 .74	18 .65 (e)
2008	10.55	0.48	(2 .01)	(1 .53)	(0 .46)	(0 .46)	8 .56	(15 .03) (e)
2007	10.71	0.51	(0 .17)	0.34	(0 .50)	(0 .50)	10 .55	3 .22 (e)
2006	10.67	0.43	0 .04	0 .47	(0 .43)	(0 .43)	10 .71	4 .49 (e)
Institutional shares
2011(c)	10 .57	0 .21	0 .04	0 .25	(0 .24)	(0 .24)	10 .58	2 .41 (d)
2010	9.68	0.45	0 .82	1 .27	(0 .38)	(0 .38)	10.57	13 .41
2009	8.51	0.48	1 .10	1 .58	(0 .41)	(0 .41)	9 .68	19 .31
2008	10.50	0.54	(2 .01)	(1 .47)	(0 .52)	(0 .52)	8 .51	(14 .55)
2007	10.67	0.57	(0 .17)	0.40	(0 .57)	(0 .57)	10 .50	3 .85
2006	10.62	0.51	0 .03	0 .54	(0 .49)	(0 .49)	10 .67	5 .27
R-1 shares
2011(c)	10 .57	0 .17	0 .03	0 .20	(0 .19)	(0 .19)	10 .58	1 .97 (d)
2010	9.68	0.37	0 .81	1 .18	(0 .29)	(0 .29)	10.57	12 .43
2009	8.51	0.40	1 .11	1 .51	(0 .34)	(0 .34)	9 .68	18 .28
2008	10.49	0.45	(2 .00)	(1 .55)	(0 .43)	(0 .43)	8 .51	(15 .25)
2007	10.66	0.48	(0 .17)	0.31	(0 .48)	(0 .48)	10 .49	2 .94
2006	10.61	0.42	0 .03	0 .45	(0 .40)	(0 .40)	10 .66	4 .35
R-2 shares
2011(c)	10 .48	0 .17	0 .05	0 .22	(0 .20)	(0 .20)	10 .50	2 .15 (d)
2010	9.61	0.38	0 .80	1 .18	(0 .31)	(0 .31)	10.48	12 .46
2009	8.45	0.41	1 .10	1 .51	(0 .35)	(0 .35)	9 .61	18 .45
2008	10.42	0.46	(1 .98)	(1 .52)	(0 .45)	(0 .45)	8 .45	(15 .14)
2007	10.60	0.49	(0 .18)	0.31	(0 .49)	(0 .49)	10 .42	3 .00
2006	10.55	0.42	0 .05	0 .47	(0 .42)	(0 .42)	10 .60	4 .52
R-3 shares
2011(c)	10 .52	0 .18	0 .04	0 .22	(0 .21)	(0 .21)	10 .53	2 .14 (d)
2010	9.64	0.40	0 .80	1 .20	(0 .32)	(0 .32)	10.52	12 .73
2009	8.48	0.43	1 .09	1 .52	(0 .36)	(0 .36)	9 .64	18 .59
2008	10.45	0.48	(1 .99)	(1 .51)	(0 .46)	(0 .46)	8 .48	(14 .93)
2007	10.63	0.51	(0 .18)	0.33	(0 .51)	(0 .51)	10 .45	3 .17
2006	10.57	0.45	0 .04	0 .49	(0 .43)	(0 .43)	10 .63	4 .79
R-4 shares
2011(c)	10 .68	0 .19	0 .05	0 .24	(0 .22)	(0 .22)	10 .70	2 .29 (d)
2010	9.78	0.42	0 .82	1 .24	(0 .34)	(0 .34)	10.68	12 .95
2009	8.60	0.45	1 .11	1 .56	(0 .38)	(0 .38)	9 .78	18 .78
2008	10.60	0.50	(2 .02)	(1 .52)	(0 .48)	(0 .48)	8 .60	(14 .85)
2007	10.77	0.54	(0 .18)	0.36	(0 .53)	(0 .53)	10 .60	3 .42
2006	10.71	0.47	0 .04	0 .51	(0 .45)	(0 .45)	10 .77	4 .92
R-5 shares
2011(c)	10 .53	0 .20	0 .04	0 .24	(0 .23)	(0 .23)	10 .54	2 .29 (d)
2010	9.65	0.43	0 .80	1 .23	(0 .35)	(0 .35)	10.53	13 .06
2009	8.48	0.46	1 .10	1 .56	(0 .39)	(0 .39)	9 .65	19 .08
2008	10.46	0.51	(1 .99)	(1 .48)	(0 .50)	(0 .50)	8 .48	(14 .74)
2007	10.64	0.54	(0 .18)	0.36	(0 .54)	(0 .54)	10 .46	3 .49
2006	10.58	0.48	0 .05	0 .53	(0 .47)	(0 .47)	10 .64	5 .11

See accompanying notes

407

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL FUNDS, INC.
		(unaudited)

				Ratio of Net
	Ratio of Expenses	Ratio of Expenses to Average Net	Ratio of Gross	Investment Income
Net Assets, End of	to Average Net	Assets (Excluding Reverse	Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets	Repurchase Agreement Expense)	Net Assets(b)	Assets	Turnover Rate

$201,795	1.01%(f)	N/A	1 .15%(f)	3 .63%(f)	274.9%(f)
209,290	1.08	N/A	1 .15	3 .98	357.4
191,259	1.12	N/A	1 .17	4 .93	365.1
186,176	1.08	N/A	–	4 .87	302.6
251,634	1.18	N/A	–	4 .75	259.1
237,417	1.28	1.23% (g)	1 .29	4 .10	274.5

1,440,620	0.53 (f),(h)	N/A	–	4.11 (f)	274.9 (f)
1,438,541	0 .53 (h)	N/A	–	4 .53	357.4
1,512,248	0 .53 (h)	N/A	–	5 .58	365.1
1,971,313	0.52	N/A	–	5 .45	302.6
1,829,733	0.52	N/A	–	5 .41	259.1
1,397,636	0.56	0.53 (g)	–	4 .85	274.5

10,355	1.41 (f)	N/A	–	3.23 (f)	274.9 (f)
10,669	1.41	N/A	–	3 .66	357.4
9,763	1.41	N/A	–	4 .59	365.1
6,999	1.40	N/A	–	4 .57	302.6
7,143	1.40	N/A	–	4 .54	259.1
4,536	1.43	1.41 (g)	–	3 .98	274.5

21,036	1.28 (f)	N/A	–	3.36 (f)	274.9 (f)
28,778	1.28	N/A	–	3 .78	357.4
29,688	1.28	N/A	–	4 .77	365.1
28,127	1.27	N/A	–	4 .68	302.6
37,875	1.27	N/A	–	4 .65	259.1
42,548	1.33	1.28 (g)	–	4 .04	274.5

41,348	1.10 (f)	N/A	–	3.54 (f)	274.9 (f)
41,586	1.10	N/A	–	3 .97	357.4
45,851	1.10	N/A	–	4 .97	365.1
48,733	1.09	N/A	–	4 .86	302.6
62,793	1.09	N/A	–	4 .85	259.1
50,633	1.14	1.10 (g)	–	4 .25	274.5

33,298	0.91 (f)	N/A	–	3.73 (f)	274.9 (f)
36,175	0.91	N/A	–	4 .14	357.4
25,843	0.91	N/A	–	5 .13	365.1
22,799	0.90	N/A	–	5 .05	302.6
28,800	0.90	N/A	–	5 .05	259.1
18,009	0.95	0.91 (g)	–	4 .46	274.5

64,000	0.79 (f)	N/A	–	3.85 (f)	274.9 (f)
59,861	0.79	N/A	–	4 .26	357.4
58,888	0.79	N/A	–	5 .27	365.1
67,063	0.78	N/A	–	5 .16	302.6
111,437	0.78	N/A	–	5 .15	259.1
95,496	0.83	0.79 (g)	–	4 .56	274.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes

408

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
CORE PLUS BOND FUND I
Institutional shares
2011(c)	$11 .65	$0.15	($0 .16)	($0 .01)	($0 .17)	($0 .41)	($0 .58)	$11.06
2010	11.04	0 .25	0 .78	1 .03	(0 .31)	(0 .11)	(0 .42)	11 .65
2009	9.95	0 .36	1 .01	1 .37	(0 .24)	(0 .04)	(0 .28)	11 .04
2008(f)	10.00	0 .01	(0 .06)	(0 .05)	–	–	–	9.95
R-1 shares
2011(c)	11.59	0 .10	(0 .16)	(0 .06)	(0 .12)	(0 .41)	(0 .53)	11 .00
2010	11.00	0 .15	0 .77	0 .92	(0 .22)	(0 .11)	(0 .33)	11 .59
2009	9.94	0 .28	1 .01	1 .29	(0 .19)	(0 .04)	(0 .23)	11 .00
2008(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-2 shares
2011(c)	11.60	0 .11	(0 .16)	(0 .05)	(0 .13)	(0 .41)	(0 .54)	11 .01
2010	11.00	0 .17	0 .77	0 .94	(0 .23)	(0 .11)	(0 .34)	11 .60
2009	9.94	0 .29	1 .02	1 .31	(0 .21)	(0 .04)	(0 .25)	11 .00
2008(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-3 shares
2011(c)	11.61	0 .12	(0 .16)	(0 .04)	(0 .14)	(0 .41)	(0 .55)	11 .02
2010	11.01	0 .19	0 .77	0 .96	(0 .25)	(0 .11)	(0 .36)	11 .61
2009	9.94	0 .31	1 .01	1 .32	(0 .21)	(0 .04)	(0 .25)	11 .01
2008(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-4 shares
2011(c)	11.66	0 .13	(0 .16)	(0 .03)	(0 .15)	(0 .41)	(0 .56)	11 .07
2010	11.06	0 .21	0 .76	0 .97	(0 .26)	(0 .11)	(0 .37)	11 .66
2009	9.94	0 .32	1 .05	1 .37	(0 .21)	(0 .04)	(0 .25)	11 .06
2008(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-5 shares
2011(c)	11.64	0 .14	(0 .16)	(0 .02)	(0 .16)	(0 .41)	(0 .57)	11 .05
2010	11.04	0 .22	0 .77	0 .99	(0 .28)	(0 .11)	(0 .39)	11 .64
2009	9.94	0 .34	1 .03	1 .37	(0 .23)	(0 .04)	(0 .27)	11 .04
2008(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94

See accompanying notes

409

		FINANCIAL HIGHLIGHTS (Continued)
		PRINCIPAL FUNDS, INC.
		(unaudited)

			Ratio of Net
		Ratio of Expenses	Investment Income	Portfolio
	Net Assets, End of	to Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets	Rate

0.08%(d)	$2,915,777	0.57%(e)	2 .77%(e)	295 .8%(e)
9.57	2,869,003	0 .58	2 .26	186 .8
13.92	2,058,784	0 .60	3 .39	356 .2
(0 .50) (d)	58,587	0.65 (e)	0 .63 (e)	551 .3 (e)

(0 .37) (d)	2,926	1.44 (e)	1 .91 (e)	295 .8 (e)
8.56	3,446	1 .45	1 .35	186 .8
13.07	1,572	1 .47	2 .63	356 .2
(0 .60) (d)	15	1.53 (e)	(0 .32) (e)	551 .3 (e)

(0 .29) (d)	8,117	1.31 (e)	2 .03 (e)	295 .8 (e)
8.74	8,899	1 .32	1 .51	186 .8
13.25	6,139	1 .34	2 .66	356 .2
(0 .60) (d)	15	1.40 (e)	(0 .16) (e)	551 .3 (e)

(0 .20) (d)	21,072	1.13 (e)	2 .22 (e)	295 .8 (e)
8.94	24,917	1 .14	1 .69	186 .8
13.35	14,771	1 .16	2 .89	356 .2
(0 .60) (d)	15	1.22 (e)	0 .00 (e)	551 .3 (e)

(0 .10) (d)	10,476	0.94 (e)	2 .40 (e)	295 .8 (e)
9.06	8,217	0 .95	1 .87	186 .8
13.93	7,675	0 .97	3 .01	356 .2
(0 .60) (d)	15	1.03 (e)	0 .16 (e)	551 .3 (e)

(0 .04) (d)	30,157	0.82 (e)	2 .52 (e)	295 .8 (e)
9.21	30,083	0 .83	1 .95	186 .8
13.85	8,281	0 .85	3 .15	356 .2
(0 .60) (d)	15	0.91 (e)	0 .32 (e)	551 .3 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

See accompanying notes

410

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
2011(b)	$11 .72	$0.07	$1 .84	$1 .91	($0 .67)	$–	($0 .67)	$12.96
2010	10.41	0 .15	1 .31	1 .46	(0 .15)	–	(0 .15)	11 .72
2009	9.95	0 .16	0 .50	0 .66	(0 .20)	–	(0 .20)	10 .41
2008	17.85	0 .20	(6 .00)	(5 .80)	(0 .18)	(1 .92)	(2 .10)	9 .95
2007	16.11	0 .18	2 .13	2 .31	(0 .19)	(0 .38)	(0 .57)	17 .85
2006	14.37	0 .19	1 .88	2 .07	(0 .13)	(0 .20)	(0 .33)	16 .11
R-1 shares
2011(b)	11.63	–	1 .85	1 .85	(0 .57)	–	(0 .57)	12 .91
2010	10.34	0 .05	1 .31	1 .36	(0 .07)	–	(0 .07)	11 .63
2009	9.85	0 .08	0 .50	0 .58	(0 .09)	–	(0 .09)	10 .34
2008	17.70	0 .07	(5 .95)	(5 .88)	(0 .05)	(1 .92)	(1 .97)	9 .85
2007	15.97	0 .04	2 .11	2 .15	(0 .04)	(0 .38)	(0 .42)	17 .70
2006	14.24	0 .02	1 .91	1 .93	–	(0 .20)	(0 .20)	15 .97
R-2 shares
2011(b)	11.56	0 .01	1 .84	1 .85	(0 .58)	–	(0 .58)	12 .83
2010	10.28	0 .07	1 .29	1 .36	(0 .08)	–	(0 .08)	11 .56
2009	9.80	0 .09	0 .49	0 .58	(0 .10)	–	(0 .10)	10 .28
2008	17.61	0 .09	(5 .91)	(5 .82)	(0 .07)	(1 .92)	(1 .99)	9 .80
2007	15.90	0 .06	2 .10	2 .16	(0 .07)	(0 .38)	(0 .45)	17 .61
2006	14.18	0 .08	1 .86	1 .94	(0 .02)	(0 .20)	(0 .22)	15 .90
R-3 shares
2011(b)	11.61	0 .03	1 .83	1 .86	(0 .60)	–	(0 .60)	12 .87
2010	10.31	0 .09	1 .31	1 .40	(0 .10)	–	(0 .10)	11 .61
2009	9.84	0 .11	0 .49	0 .60	(0 .13)	–	(0 .13)	10 .31
2008	17.68	0 .12	(5 .95)	(5 .83)	(0 .09)	(1 .92)	(2 .01)	9 .84
2007	15.96	0 .09	2 .10	2 .19	(0 .09)	(0 .38)	(0 .47)	17 .68
2006	14.23	0 .09	1 .88	1 .97	(0 .04)	(0 .20)	(0 .24)	15 .96
R-4 shares
2011(b)	11.66	0 .03	1 .88	1 .91	(0 .51)	–	(0 .51)	13 .06
2010	10.36	0 .10	1 .32	1 .42	(0 .12)	–	(0 .12)	11 .66
2009	9.88	0 .12	0 .51	0 .63	(0 .15)	–	(0 .15)	10 .36
2008	17.74	0 .14	(5 .96)	(5 .82)	(0 .12)	(1 .92)	(2 .04)	9 .88
2007	16.01	0 .13	2 .10	2 .23	(0 .12)	(0 .38)	(0 .50)	17 .74
2006	14.28	0 .11	1 .89	2 .00	(0 .07)	(0 .20)	(0 .27)	16 .01
R-5 shares
2011(b)	11.68	0 .04	1 .85	1 .89	(0 .65)	–	(0 .65)	12 .92
2010	10.37	0 .12	1 .32	1 .44	(0 .13)	–	(0 .13)	11 .68
2009	9.91	0 .14	0 .49	0 .63	(0 .17)	–	(0 .17)	10 .37
2008	17.78	0 .16	(5 .97)	(5 .81)	(0 .14)	(1 .92)	(2 .06)	9 .91
2007	16.05	0 .15	2 .11	2 .26	(0 .15)	(0 .38)	(0 .53)	17 .78
2006	14.31	0 .13	1 .90	2 .03	(0 .09)	(0 .20)	(0 .29)	16 .05

See accompanying notes

411

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
		Ratio of Expenses	Investment Income
	Net Assets, End of	to Average Net	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Assets	Turnover Rate

16.89%(c)	$40,483	0.64%(d)	1 .24%(d)	144 .0%(d)
14.14	596,070	0.58	1 .38	145 .0
6.92	2,048,193	0.58	1 .72	129 .9
(36.65)	1,763,971	0.57	1 .43	121 .7
14.70	3,160,022	0.57	1 .08	101 .4 (e)
14.61	974,790	0.59	1 .27	92 .4

16.39 (c)	1,313	1.50 (d)	0 .07 (d)	144 .0 (d)
13.17	1,091	1.47	0 .46	145 .0
6.02	1,284	1.46	0 .85	129 .9
(37.23)	1,148	1.45	0 .54	121 .7
13.73	1,447	1.45	0 .26	101 .4 (e)
13.68	1,244	1.47	0 .11	92 .4

16.49 (c)	1,030	1.37 (d)	0 .25 (d)	144 .0 (d)
13.29	1,711	1.34	0 .60	145 .0
6.11	1,888	1.33	0 .97	129 .9
(37.11)	1,668	1.32	0 .67	121 .7
13.83	2,641	1.32	0 .39	101 .4 (e)
13.80	1,937	1.34	0 .51	92 .4

16.53 (c)	5,740	1.19 (d)	0 .40 (d)	144 .0 (d)
13.59	6,703	1.16	0 .78	145 .0
6.33	6,741	1.15	1 .17	129 .9
(37.03)	6,630	1.14	0 .86	121 .7
14.04	10,524	1.14	0 .56	101 .4 (e)
14.03	5,740	1.16	0 .58	92 .4

16.76 (c)	808	1.00 (d)	0 .58 (d)	144 .0 (d)
13.78	801	0.97	0 .94	145 .0
6.55	4,186	0.96	1 .30	129 .9
(36.89)	3,006	0.95	1 .05	121 .7
14.28	5,304	0.95	0 .77	101 .4 (e)
14.20	5,195	0.97	0 .76	92 .4

16.77 (c)	1,447	0.88 (d)	0 .71 (d)	144 .0 (d)
13.95	2,269	0.85	1 .10	145 .0
6.57	1,508	0.84	1 .47	129 .9
(36.79)	1,363	0.83	1 .16	121 .7
14.39	1,925	0.83	0 .88	101 .4 (e)
14.37	1,565	0.85	0 .88	92 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

See accompanying notes

412

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period (Loss)(a)		Investments Operations		Income	Gains	Distributions of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2011(c)	$9 .70	$0.06	$1 .23	$1 .29	($0 .09)	$–	($0 .09)	$10.90
2010	8.59	0 .08	1 .14	1 .22	(0 .11)	–	(0 .11)	9.70
2009	7.37	0 .09	1 .28	1 .37	(0 .15)	–	(0 .15)	8.59
2008	17 .16	0 .16	(7 .90)	(7 .74)	(0 .08)	(1 .97)	(2 .05)	7.37
2007	14 .21	0 .11	4 .22	4 .33	(0 .11)	(1 .27)	(1 .38)	17 .16
2006	11 .32	0 .09	3 .26	3 .35	–	(0 .46)	(0 .46)	14 .21
Institutional shares
2011(c)	9.79	0 .09	1 .24	1 .33	(0 .15)	–	(0 .15)	10 .97
2010	8.67	0 .13	1 .15	1 .28	(0 .16)	–	(0 .16)	9.79
2009	7.44	0 .14	1 .31	1 .45	(0 .22)	–	(0 .22)	8.67
2008	17 .34	0 .23	(7 .98)	(7 .75)	(0 .18)	(1 .97)	(2 .15)	7.44
2007	14 .36	0 .23	4 .23	4 .46	(0 .21)	(1 .27)	(1 .48)	17 .34
2006	11 .45	0 .18	3 .28	3 .46	(0 .09)	(0 .46)	(0 .55)	14 .36
R-1 shares
2011(c)	9.72	0 .05	1 .23	1 .28	(0 .06)	–	(0 .06)	10 .94
2010	8.62	0 .05	1 .15	1 .20	(0 .10)	–	(0 .10)	9.72
2009	7.38	0 .08	1 .29	1 .37	(0 .13)	–	(0 .13)	8.62
2008	17 .20	0 .12	(7 .93)	(7 .81)	(0 .04)	(1 .97)	(2 .01)	7.38
2007	14 .24	0 .07	4 .24	4 .31	(0 .08)	(1 .27)	(1 .35)	17 .20
2006	11 .37	0 .08	3 .25	3 .33	–	(0 .46)	(0 .46)	14 .24
R-2 shares
2011(c)	9.69	0 .05	1 .22	1 .27	(0 .07)	–	(0 .07)	10 .89
2010	8.58	0 .06	1 .15	1 .21	(0 .10)	–	(0 .10)	9.69
2009	7.34	0 .09	1 .28	1 .37	(0 .13)	–	(0 .13)	8.58
2008	17 .12	0 .14	(7 .89)	(7 .75)	(0 .06)	(1 .97)	(2 .03)	7.34
2007	14 .18	0 .09	4 .22	4 .31	(0 .10)	(1 .27)	(1 .37)	17 .12
2006	11 .30	0 .09	3 .25	3 .34	–	(0 .46)	(0 .46)	14 .18
R-3 shares
2011(c)	9.75	0 .06	1 .23	1 .29	(0 .09)	–	(0 .09)	10 .95
2010	8.64	0 .08	1 .15	1 .23	(0 .12)	–	(0 .12)	9.75
2009	7.40	0 .10	1 .29	1 .39	(0 .15)	–	(0 .15)	8.64
2008	17 .24	0 .16	(7 .94)	(7 .78)	(0 .09)	(1 .97)	(2 .06)	7.40
2007	14 .27	0 .12	4 .25	4 .37	(0 .13)	(1 .27)	(1 .40)	17 .24
2006	11 .38	0 .12	3 .25	3 .37	(0 .02)	(0 .46)	(0 .48)	14 .27
R-4 shares
2011(c)	9.89	0 .07	1 .25	1 .32	(0 .11)	–	(0 .11)	11 .10
2010	8.75	0 .09	1 .18	1 .27	(0 .13)	–	(0 .13)	9.89
2009	7.51	0 .12	1 .30	1 .42	(0 .18)	–	(0 .18)	8.75
2008	17 .47	0 .19	(8 .06)	(7 .87)	(0 .12)	(1 .97)	(2 .09)	7.51
2007	14 .46	0 .15	4 .28	4 .43	(0 .15)	(1 .27)	(1 .42)	17 .47
2006	11 .52	0 .15	3 .29	3 .44	(0 .04)	(0 .46)	(0 .50)	14 .46
R-5 shares
2011(c)	9.88	0 .08	1 .23	1 .31	(0 .12)	–	(0 .12)	11 .07
2010	8.67	0 .11	1 .24	1 .35	(0 .14)	–	(0 .14)	9.88
2009	7.44	0 .12	1 .30	1 .42	(0 .19)	–	(0 .19)	8.67
2008	17 .32	0 .20	(7 .97)	(7 .77)	(0 .14)	(1 .97)	(2 .11)	7.44
2007	14 .34	0 .16	4 .26	4 .42	(0 .17)	(1 .27)	(1 .44)	17 .32
2006	11 .43	0 .15	3 .28	3 .43	(0 .06)	(0 .46)	(0 .52)	14 .34

See accompanying notes

413

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Rate

13.38%(d),(e)	$195,445	1.40%(f)	1 .53%(f)	1 .30%(f)	82 .9%(f)
14.31 (e)	179,226	1.51	1 .58	0 .86	105 .9
19.01 (e)	166,334	1.55	1 .60	1 .29	115 .6
(50 .57) (e)	145,271	1.50	–	1 .29	101 .5
33.05 (e)	307,754	1.52	–	0 .72	111 .3 (g)
30.50 (e)	192,920	1.59	–	0 .69	107 .5

13.66 (d)	1,380,537	0.91 (f)	0.91 (f)	1.84 (f)	82 .9 (f)
14.90	1,087,289	0.92	0 .92	1 .49	105 .9
20.01	736,705	0.91	0 .91	1 .95	115 .6
(50 .36)	621,394	0.93	–	1 .87	101 .5
33.87	1,188,878	0.90	–	1 .56	111 .3 (g)
31.29	44,939	0.90	–	1 .35	107 .5

13.18 (d)	10,066	1.78 (f)	–	0.91 (f)	82 .9 (f)
13.95	9,424	1.79	–	0 .60	105 .9
18.88	9,081	1.79	–	1 .04	115 .6
(50 .78)	6,336	1.81	–	0 .99	101 .5
32.77	10,716	1.78	–	0 .44	111 .3 (g)
30.17	3,787	1.77	–	0 .62	107 .5

13.13 (d)	18,438	1.65 (f)	–	1.01 (f)	82 .9 (f)
14.18	19,385	1.66	–	0 .70	105 .9
18.96	20,324	1.66	–	1 .17	115 .6
(50 .70)	18,080	1.68	–	1 .13	101 .5
32.96	38,204	1.65	–	0 .59	111 .3 (g)
30.46	22,784	1.64	–	0 .67	107 .5

13.31 (d)	71,531	1.47 (f)	–	1.23 (f)	82 .9 (f)
14.29	67,216	1.48	–	0 .88	105 .9
19.23	69,007	1.48	–	1 .36	115 .6
(50 .61)	57,078	1.50	–	1 .31	101 .5
33.21	99,441	1.47	–	0 .78	111 .3 (g)
30.56	44,461	1.46	–	0 .88	107 .5

13.41 (d)	53,139	1.28 (f)	–	1.41 (f)	82 .9 (f)
14.63	49,117	1.29	–	1 .05	105 .9
19.43	50,972	1.29	–	1 .55	115 .6
(50 .53)	36,959	1.31	–	1 .57	101 .5
33.30	42,258	1.28	–	1 .00	111 .3 (g)
30.87	16,510	1.27	–	1 .11	107 .5

13.39 (d)	95,676	1.16 (f)	–	1.54 (f)	82 .9 (f)
15.71 (h)	76,608	1.17	–	1 .18	105 .9
19.54	82,482	1.17	–	1 .66	115 .6
(50 .43)	59,805	1.19	–	1 .57	101 .5
33.54	135,368	1.16	–	1 .05	111 .3 (g)
31.00	53,609	1.15	–	1 .12	107 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(h)	In March, 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

414

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
EQUITY INCOME FUND
Institutional shares
2011(b)	$16 .93	$0.29	$1 .94	$2 .23	($0 .26)	$–	($0 .26)	$18.90
2010	14.40	0 .50	2 .49	2 .99	(0 .46)	–	(0 .46)	16 .93
2009	13.82	0 .45	0 .61	1 .06	(0 .48)	–	(0 .48)	14 .40
2008	23.82	0 .48	(7 .98)	(7 .50)	(0 .46)	(2 .04)	(2 .50)	13 .82
2007	22.43	0 .44	2 .55	2 .99	(0 .40)	(1 .20)	(1 .60)	23 .82
2006	20.07	0 .40	3 .00	3 .40	(0 .41)	(0 .63)	(1 .04)	22 .43
R-1 shares
2011(b)	16.89	0 .20	1 .95	2 .15	(0 .21)	–	(0 .21)	18 .83
2010(f)	15.52	0 .23	1 .40	1 .63	(0 .26)	–	(0 .26)	16 .89
R-2 shares
2011(b)	16.89	0 .21	1 .96	2 .17	(0 .18)	–	(0 .18)	18 .88
2010(f)	15.52	0 .21	1 .43	1 .64	(0 .27)	–	(0 .27)	16 .89
R-3 shares
2011(b)	16.89	0 .22	1 .96	2 .18	(0 .23)	–	(0 .23)	18 .84
2010(f)	15.52	0 .25	1 .40	1 .65	(0 .28)	–	(0 .28)	16 .89
R-4 shares
2011(b)	16.92	0 .24	1 .95	2 .19	(0 .24)	–	(0 .24)	18 .87
2010(f)	15.52	0 .20	1 .49	1 .69	(0 .29)	–	(0 .29)	16 .92
R-5 shares
2011(b)	16.93	0 .26	1 .95	2 .21	(0 .25)	–	(0 .25)	18 .89
2010(f)	15.52	0 .15	1 .55	1 .70	(0 .29)	–	(0 .29)	16 .93

See accompanying notes

415

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
		Ratio of Expenses	Investment Income	Portfolio
	Net Assets, End of	to Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets	Rate

13.30%(c)	$2,702,437	0.52%(d)	3 .24%(d)	11 .4%(d)
21.03	1,828,045	0.52	3 .16	22 .1
8.07	1,097,669	0.53	3 .47	35 .3
(34.79)	1,132,181	0.52	2 .56	75 .8
13.99	2,016,738	0.52	1 .93	85 .6 (e)
17.53	1,686,604	0.55	1 .88	81 .0

12.84 (c)	2,180	1.39 (d)	2 .19 (d)	11 .4 (d)
10.62 (c)	374	1.42 (d)	2 .13 (d)	22 .1 (d)

12.91 (c)	2,260	1.26 (d)	2 .37 (d)	11 .4 (d)
10.67 (c)	371	1.29 (d)	1 .92 (d)	22 .1 (d)

12.98 (c)	18,917	1.08 (d)	2 .56 (d)	11 .4 (d)
10.81 (c)	3,815	1.11 (d)	2 .39 (d)	22 .1 (d)

13.04 (c)	6,228	0.89 (d)	2 .67 (d)	11 .4 (d)
11.03 (c)	750	0.92 (d)	1 .87 (d)	22 .1 (d)

13.13 (c)	17,702	0.77 (d)	2 .92 (d)	11 .4 (d)
11.11 (c)	5,904	0.80 (d)	1 .37 (d)	22 .1 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(f)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying notes

416

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2011(b)	$13 .31	$0.40	$0 .55	$0 .95	($0 .37)	($0 .11)	($0 .48)	$13.78
2010	12.72	0 .77	1 .67	2 .44	(0 .80)	(1 .05)	(1 .85)	13 .31
2009(f)	10.00	0 .67	2 .72	3 .39	(0 .67)	–	(0 .67)	12 .72

See accompanying notes

417

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

			Ratio of Net
			Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	to Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets	Assets	Rate

7 .31%(c)	$514,124	0.81%(d),(e)	5 .96%(d)	51 .7%(d)
21.42	224,071	0.87 (e)	6 .13	75 .5
35.24 (c)	72,681	0.90 (d),(e)	7 .00 (d)	182 .5 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

See accompanying notes

418

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	of Period (Loss)(a)		Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2011(b)	$7 .18	$0.06	$0 .82	$0 .88	($0 .06)	($0 .04)	($0 .10)	$7 .96
2010	5.67	0 .13	1 .66	1 .79	(0 .28)	–	(0 .28)	7 .18
2009	5.03	0 .14	0 .77	0 .91	(0 .27)	–	(0 .27)	5 .67
2008	10 .08	0 .19	(5 .06)	(4 .87)	(0 .18)	–	(0 .18)	5 .03
2007(g)	10 .00	0 .01	0 .07	0 .08	–	–	–	10 .08

See accompanying notes

419

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

			Ratio of Net
	Net Assets, End of		Investment Income	Portfolio
	Period (in	Ratio of Expenses to	to Average Net	Turnover
Total Return	thousands)	Average Net Assets	Assets	Rate

12.35%(c)	$155,276	0.95%(d),(e)	1 .47%(d)	89 .2%(d)
32.52 (f)	9	0 .95 (e)	2 .23	194 .8
19.46	1,134	0 .95 (e)	3 .12	131 .1
(48.97)	1,006	0 .95 (e)	2 .45	100 .9
0.80 (c)	2,016	0.95 (d),(e)	1 .75 (d)	86 .7 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(g)	Period from October 1, 2007, date operations commenced, through October 31, 2007.
(f)	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes

420

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment and Unrealized Total From from Net				Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Distributions of Period		Total Return
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2011(c)	$11 .30	$0 .18	($0 .17)	$0 .01	($0 .21)	($0 .21)	$11 .10	0 .13%(d),(e)
2010	10 .90	0 .40	0 .43	0 .83	(0 .43)	(0 .43)	11 .30	7 .73 (e)
2009(g)	10 .68	0 .38	0 .23	0 .61	(0 .39)	(0 .39)	10 .90	5 .87 (d),(e)
Institutional shares
2011(c)	11 .29	0 .20	(0 .16)	0 .04	(0 .24)	(0 .24)	11 .09	0 .38 (d)
2010	10 .90	0 .46	0 .41	0 .87	(0 .48)	(0 .48)	11 .29	8 .16
2009	10 .35	0 .50	0 .56	1 .06	(0 .51)	(0 .51)	10 .90	10 .42
2008	10 .54	0 .51	(0 .17)	0 .34	(0 .53)	(0 .53)	10 .35	3 .23
2007	10 .55	0 .51	0 .01	0 .52	(0 .53)	(0 .53)	10 .54	4 .98
2006	10 .53	0 .49	0 .05	0 .54	(0 .52)	(0 .52)	10 .55	5 .25
R-1 shares
2011(c)	11 .29	0 .16	(0 .15)	0 .01	(0 .20)	(0 .20)	11 .10	0 .08 (d)
2010	10 .90	0 .37	0 .41	0 .78	(0 .39)	(0 .39)	11 .29	7 .32
2009(g)	10 .68	0 .35	0 .24	0 .59	(0 .37)	(0 .37)	10 .90	5 .61 (d)
R-2 shares
2011(c)	11 .29	0 .17	(0 .16)	0 .01	(0 .20)	(0 .20)	11 .10	0 .14 (d)
2010	10 .90	0 .39	0 .41	0 .80	(0 .41)	(0 .41)	11 .29	7 .46
2009(g)	10 .68	0 .36	0 .24	0 .60	(0 .38)	(0 .38)	10 .90	5 .73 (d)
R-3 shares
2011(c)	11 .29	0 .18	(0 .17)	0 .01	(0 .21)	(0 .21)	11 .09	0 .14 (d)
2010	10 .90	0 .40	0 .42	0 .82	(0 .43)	(0 .43)	11 .29	7 .66
2009(g)	10 .68	0 .38	0 .24	0 .62	(0 .40)	(0 .40)	10 .90	5 .90 (d)
R-4 shares
2011(c)	11 .29	0 .19	(0 .16)	0 .03	(0 .22)	(0 .22)	11 .10	0 .33 (d)
2010	10 .90	0 .42	0 .42	0 .84	(0 .45)	(0 .45)	11 .29	7 .86
2009(g)	10 .68	0 .39	0 .24	0 .63	(0 .41)	(0 .41)	10 .90	6 .07 (d)
R-5 shares
2011(c)	11 .30	0 .20	(0 .17)	0 .03	(0 .23)	(0 .23)	11 .10	0 .30 (d)
2010	10 .90	0 .44	0 .42	0 .86	(0 .46)	(0 .46)	11 .30	8 .08
2009(g)	10 .68	0 .41	0 .24	0 .65	(0 .43)	(0 .43)	10 .90	6 .18 (d)

See accompanying notes

421

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

		Ratio of Gross	Ratio of Net
		Expenses to	Investment Income	Portfolio
Net Assets, End of	Ratio of Expenses to	Average Net	to Average Net	Turnover
Period (in thousands)	Average Net Assets	Assets(b)	Assets	Rate

$112,248	1.00%(f)	1 .19%(f)	3 .24%(f)	89 .0%(f)
112,730	1.00	1.20	3 .63	51 .2
94,354	1.00 (f)	1.29 (f)	3 .96 (f)	26 .6 (f)

1,009,684	0.51 (f)	–	3.74 (f)	89.0 (f)
980,476	0.51	–	4 .13	51 .2
893,919	0.51	–	4 .66	26 .6
1,037,568	0.50	–	4.79	5.3
1,497,302	0.50	–	4 .86	13 .6
1,521,330	0.52	–	4 .64	13 .0

3,158	1.29 (f),(h)	–	2.96 (f)	89.0 (f)
4,485	1.29 (h)	–	3 .33	51 .2
2,796	1.29 (f),(h)	–	3.66 (f)	26.6 (f)

7,911	1.16 (f),(h)	–	3.08 (f)	89.0 (f)
8,002	1.16 (h)	–	3 .48	51 .2
8,843	1.16 (f),(h)	–	3.80 (f)	26.6 (f)

17,778	0.98 (f),(h)	–	3.26 (f)	89.0 (f)
20,070	0.98 (h)	–	3 .63	51 .2
11,551	0.98 (f),(h)	–	3.98 (f)	26.6 (f)

7,068	0.79 (f),(h)	–	3.45 (f)	89.0 (f)
7,364	0.79 (h)	–	3 .82	51 .2
4,235	0.79 (f),(h)	–	4.17 (f)	26.6 (f)

14,560	0.67 (f),(h)	–	3.57 (f)	89.0 (f)
15,243	0.67 (h)	–	3 .95	51 .2
11,805	0.67 (f),(h)	–	4.29 (f)	26.6 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes

422

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
HIGH YIELD FUND
Institutional shares
2011(c)	$8 .15	$0.32	$0 .18	$0 .50	($0 .34)	($0 .15)	($0 .49)	$8 .16
2010	7.59	0 .68	0 .57	1 .25	(0 .69)	–	(0 .69)	8 .15
2009	6.10	0 .64	1 .54	2 .18	(0 .69)	–	(0 .69)	7 .59
2008	8.74	0 .62	(2 .39)	(1 .77)	(0 .63)	(0 .24)	(0 .87)	6 .10
2007	8.78	0 .62	0 .21	0 .83	(0 .69)	(0 .18)	(0 .87)	8 .74
2006	8.22	0 .64	0 .55	1 .19	(0 .63)	–	(0 .63)	8 .78

See accompanying notes

423

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income
	Net Assets, End of	to Average Net	Average Net	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Turnover Rate

6.41%(d)	$742,538	0.56%(e)	0 .59%(e)	8 .08%(e)	95 .8%(e)
17.23	975,311	0 .56	0 .57	8 .64	77 .8
37.90	800,853	0 .54	–	9 .60	57 .0
(22.14)	447,491	0 .53	–	7 .82	28 .8
9.94	681,304	0 .53	–	7 .07	47 .4
15.01	571	0 .57	–	7 .64	85 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes

424

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND I
Institutional shares
2011(b)	$11 .64	$0.43	$0 .24	$0 .67	($0 .85)	($0 .15)	($1 .00)	$11.31
2010	10.67	0 .94	1 .00	1 .94	(0 .97)	–	(0 .97)	11 .64
2009	8.19	0 .91	2 .33	3 .24	(0 .76)	–	(0 .76)	10 .67
2008	10.61	0 .79	(2 .89)	(2 .10)	(0 .32)	–	(0 .32)	8 .19
2007	10.61	0 .75	(0 .07)	0 .68	(0 .68)	–	(0 .68)	10 .61
2006	10.24	0 .73	0 .09	0 .82	(0 .45)	–	(0 .45)	10 .61

See accompanying notes

425

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

			Ratio of Net
		Ratio of Expenses	Investment Income	Portfolio
	Net Assets, End of	to Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets	Rate

6 .31%(c)	$1,451,465	0 .64%(d)	7 .76%(d)	90 .0%(d)
19.54	1,276,786	0.65	8 .77	100 .0
44.36	1,015,076	0.65	10 .34	103 .8
(20.38)	662,079	0.65	8 .00	67 .7
6.64	506,755	0.65	7 .18	69 .0
8.27	95,691	0.65	7 .13	104 .3

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes

426

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment and Unrealized Total From from Net				Dividends Net Asset
	Beginning	Income Gain (Loss) on Investment Investment				and	Value, End
	of Period (Loss)(a)		Investments Operations		Income	Distributions of Period		Total Return
INCOME FUND
Class J shares
2011(c)	$9 .67	$0 .22	($0 .08)	$0 .14	($0 .24)	($0 .24)	$9 .57	1 .54%(d),(e)
2010	9 .28	0 .48	0 .41	0 .89	(0 .50)	(0 .50)	9 .67	9 .91 (e)
2009(g)	9 .24	0 .04	0 .04	0 .08	(0 .04)	(0 .04)	9 .28	0 .92 (d),(e)
Institutional shares
2011(c)	9 .68	0 .25	(0 .08)	0 .17	(0 .27)	(0 .27)	9 .58	1 .83 (d)
2010	9 .28	0 .54	0 .42	0 .96	(0 .56)	(0 .56)	9 .68	10 .65
2009	7 .85	0 .55	1 .44	1 .99	(0 .56)	(0 .56)	9 .28	26 .21
2008	9 .01	0 .51	(1 .14)	(0 .63)	(0 .53)	(0 .53)	7 .85	(7 .51)
2007	9 .11	0 .50	(0 .06)	0 .44	(0 .54)	(0 .54)	9 .01	4 .88
2006	9 .07	0 .51	0 .05	0 .56	(0 .52)	(0 .52)	9 .11	6 .41
R-1 shares
2011(c)	9 .68	0 .20	(0 .08)	0 .12	(0 .23)	(0 .23)	9 .57	1 .29 (d)
2010(h)	9 .27	0 .30	0 .40	0 .70	(0 .29)	(0 .29)	9 .68	7 .68 (d)
R-2 shares
2011(c)	9 .67	0 .22	(0 .07)	0 .15	(0 .24)	(0 .24)	9 .58	1 .57 (d)
2010(h)	9 .27	0 .30	0 .40	0 .70	(0 .30)	(0 .30)	9 .67	7 .67 (d)
R-3 shares
2011(c)	9 .68	0 .22	(0 .06)	0 .16	(0 .25)	(0 .25)	9 .59	1 .65 (d)
2010(h)	9 .27	0 .31	0 .41	0 .72	(0 .31)	(0 .31)	9 .68	7 .91 (d)
R-4 shares
2011(c)	9 .68	0 .23	(0 .07)	0 .16	(0 .26)	(0 .26)	9 .58	1 .65 (d)
2010(h)	9 .27	0 .32	0 .41	0 .73	(0 .32)	(0 .32)	9 .68	8 .04 (d)
R-5 shares
2011(c)	9 .67	0 .24	(0 .08)	0 .16	(0 .26)	(0 .26)	9 .57	1 .71 (d)
2010(h)	9 .27	0 .35	0 .38	0 .73	(0 .33)	(0 .33)	9 .67	8 .03 (d)

See accompanying notes

427

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

		Ratio of Gross	Ratio of Net
	Ratio of Expenses	Expenses to	Investment Income	Portfolio
Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Period (in thousands)	Assets	Assets(b)	Assets	Rate

$43,914	1 .10%(f)	1 .39%(f)	4 .75%(f)	21 .7%(f)
36,124	1.10	1.75	5 .02	13 .1
1,631	1 .10 (f)	5 .78 (f)	5 .24 (f)	30 .6 (f)

1,066,354	0.52 (f)	–	5.33 (f)	21.7 (f)
930,550	0.52	–	5 .69	13 .1
809,271	0.51	–	6 .49	30 .6
729,267	0.50	–	5 .72	15 .5
960,941	0.51	–	5 .51	15 .2
963,326	0.52	–	5 .64	26 .0

563	1.38 (f)	–	4.29 (f)	21.7 (f)
18	1.40 (f)	–	4.69 (f)	13.1 (f)

107	1.25 (f)	–	4.61 (f)	21.7 (f)
172	1.27 (f)	–	4.71 (f)	13.1 (f)

3,861	1.07 (f)	–	4.75 (f)	21.7 (f)
1,472	1.09 (f)	–	4.95 (f)	13.1 (f)

1,447	0.88 (f)	–	4.96 (f)	21.7 (f)
1,361	0.90 (f)	–	5.03 (f)	13.1 (f)

2,143	0.76 (f)	–	5.07 (f)	21.7 (f)
393	0.78 (f)	–	5.43 (f)	13.1 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from September 30, 2009, date operations commenced, through October 31, 2009.
(h)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying notes

428

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions			Total
	Value,	Investment and Unrealized Total From from Net				from	Tax Return Dividends Net Asset
	Beginning	Income Gain (Loss) on Investment Investment				Realized	of Capital	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Income	Gains	Distribution Distributions of Period
INFLATION PROTECTION FUND
Class J shares
2011(c)	$8 .17	$0 .08	($0 .04)	$0 .04	($0 .09)	$–	$–	($0 .09)	$8 .12
2010	7.51	0.10	0 .67	0 .77	(0 .11)	–	–	(0 .11)	8.17
2009	7.08	0.03	0 .41	0 .44	(0 .01)	–	–	(0 .01)	7.51
2008	9.45	0.46	(2 .02)	(1 .56)	(0 .69)	–	(0 .12)	(0 .81)	7.08
2007	9.60	0.38	(0 .13)	0.25	(0 .40)	–	–	(0 .40)	9.45
2006	9.81	0.53	(0 .23)	0.30	(0 .50)	(0 .01)	–	(0 .51)	9.60
Institutional shares
2011(c)	8.24	0.12	(0 .04)	0.08	(0 .12)	–	–	(0 .12)	8.20
2010	7.57	0.16	0 .67	0 .83	(0 .16)	–	–	(0 .16)	8.24
2009	7.08	0.11	0 .39	0 .50	(0 .01)	–	–	(0 .01)	7.57
2008	9.45	0.53	(2 .02)	(1 .49)	(0 .75)	–	(0 .13)	(0 .88)	7.08
2007	9.57	0.51	(0 .20)	0.31	(0 .43)	–	–	(0 .43)	9.45
2006	9.81	0.50	(0 .23)	0.27	(0 .50)	(0 .01)	–	(0 .51)	9.57
R-1 shares
2011(c)	8.13	0.09	(0 .06)	0.03	(0 .08)	–	–	(0 .08)	8.08
2010	7.48	0.09	0 .67	0 .76	(0 .11)	–	–	(0 .11)	8.13
2009	7.05	(0 .02)	0.46	0.44	(0 .01)	–	–	(0 .01)	7.48
2008	9.42	0.44	(2 .01)	(1 .57)	(0 .69)	–	(0 .11)	(0 .80)	7.05
2007	9.55	0.42	(0 .19)	0.23	(0 .36)	–	–	(0 .36)	9.42
2006	9.79	0.46	(0 .26)	0.20	(0 .43)	(0 .01)	–	(0 .44)	9.55
R-2 shares
2011(c)	8.13	0.08	(0 .03)	0.05	(0 .09)	–	–	(0 .09)	8.09
2010	7.48	0.10	0 .66	0 .76	(0 .11)	–	–	(0 .11)	8.13
2009	7.05	0.06	0 .38	0 .44	(0 .01)	–	–	(0 .01)	7.48
2008	9.42	0.45	(2 .01)	(1 .56)	(0 .69)	–	(0 .12)	(0 .81)	7.05
2007	9.54	0.39	(0 .14)	0.25	(0 .37)	–	–	(0 .37)	9.42
2006	9.79	0.39	(0 .19)	0.20	(0 .44)	(0 .01)	–	(0 .45)	9.54
R-3 shares
2011(c)	8.16	0.09	(0 .04)	0.05	(0 .09)	–	–	(0 .09)	8.12
2010	7.50	0.12	0 .66	0 .78	(0 .12)	–	–	(0 .12)	8.16
2009	7.06	0.08	0 .37	0 .45	(0 .01)	–	–	(0 .01)	7.50
2008	9.43	0.47	(2 .01)	(1 .54)	(0 .70)	–	(0 .13)	(0 .83)	7.06
2007	9.55	0.41	(0 .15)	0.26	(0 .38)	–	–	(0 .38)	9.43
2006	9.80	0.42	(0 .21)	0.21	(0 .45)	(0 .01)	–	(0 .46)	9.55
R-4 shares
2011(c)	8.18	0.11	(0 .05)	0.06	(0 .10)	–	–	(0 .10)	8.14
2010	7.52	0.13	0 .67	0 .80	(0 .14)	–	–	(0 .14)	8.18
2009	7.06	0.09	0 .38	0 .47	(0 .01)	–	–	(0 .01)	7.52
2008	9.43	0.47	(1 .99)	(1 .52)	(0 .73)	–	(0 .12)	(0 .85)	7.06
2007	9.55	0.38	(0 .10)	0.28	(0 .40)	–	–	(0 .40)	9.43
2006	9.80	0.45	(0 .23)	0.22	(0 .46)	(0 .01)	–	(0 .47)	9.55
R-5 shares
2011(c)	8.21	0.11	(0 .05)	0.06	(0 .11)	–	–	(0 .11)	8.16
2010	7.54	0.14	0 .67	0 .81	(0 .14)	–	–	(0 .14)	8.21
2009	7.07	0.04	0 .44	0 .48	(0 .01)	–	–	(0 .01)	7.54
2008	9.44	0.51	(2 .02)	(1 .51)	(0 .72)	–	(0 .14)	(0 .86)	7.07
2007	9.56	0.45	(0 .16)	0.29	(0 .41)	–	–	(0 .41)	9.44
2006	9.80	0.47	(0 .23)	0.24	(0 .47)	(0 .01)	–	(0 .48)	9.56

See accompanying notes

429

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Expenses to Average		Ratio of Net
			Net Assets (Excluding Reverse	Ratio of Gross	Investment Income
	Net Assets, End of	Ratio of Expenses to	Repurchase Agreement	Expenses to Average	to Average Net	Portfolio
Total Return	Period (in thousands)	Average Net Assets	Expense)	Net Assets(b)	Assets	Turnover Rate

0.47%(d),(e)	$7,474	1.15%(f)	N/A	1 .32%(f)	2.14%(f)	82 .6%(f)
10.40 (e)	7,613	1.15	N/A	1 .33	1.31	85 .3
6.20 (e)	6,443	1.15	N/A	1 .46	0.49	109 .5
(18 .05) (e)	7,961	1.15	N/A	–	5.30	32 .3
2.64 (e)	6,004	1.15	N/A	–	4.00	88 .2
3.08 (e)	5,650	1.21	1 .21% (g)	2 .81	5.49	51 .4

0.95 (d)	679,578	0 .41 (f)	N/A	–	2 .95 (f)	82 .6 (f)
11.10	550,781	0.41	N/A	–	2.04	85 .3
7.10	439,388	0.41	N/A	–	1.55	109 .5
(17 .46)	388,931	0.41	N/A	–	5.95	32 .3
3.34	461,619	0.40	N/A	–	5.46	88 .2
2.77	110,930	1.53	0 .40 (g)	–	5.22	51 .4

0.40 (d)	832	1 .28 (f)	N/A	–	2 .13 (f)	82 .6 (f)
10.20	660	1.29	N/A	–	1.16	85 .3
6.21	367	1.29	N/A	–	(0 .31)	109 .5
(18 .21)	430	1.29	N/A	–	5.06	32 .3
2.42	87	1.28	N/A	–	4.47	88 .2
2.07	41	2.47	1 .28 (g)	–	4.77	51 .4

0.59 (d)	807	1 .15 (f)	N/A	–	2 .03 (f)	82 .6 (f)
10.30	1,078	1.16	N/A	–	1.26	85 .3
6.22	732	1.16	N/A	–	0.86	109 .5
(18 .11)	642	1.16	N/A	–	5.19	32 .3
2.65	625	1.15	N/A	–	4.09	88 .2
2.06	546	2.28	1 .15 (g)	–	4.09	51 .4

0.68 (d)	3,133	0 .97 (f)	N/A	–	2 .40 (f)	82 .6 (f)
10.56	2,759	0.98	N/A	–	1.49	85 .3
6.37	1,041	0.98	N/A	–	1.12	109 .5
(17 .95)	904	0.98	N/A	–	5.38	32 .3
2.82	1,279	0.97	N/A	–	4.35	88 .2
2.19	781	2.07	0 .97 (g)	–	4.37	51 .4

0.77 (d)	1,063	0 .78 (f)	N/A	–	2 .65 (f)	82 .6 (f)
10.70	896	0.79	N/A	–	1.67	85 .3
6.67	359	0.79	N/A	–	1.28	109 .5
(17 .80)	378	0.79	N/A	–	5.40	32 .3
3.00	271	0.78	N/A	–	4.02	88 .2
2.35	389	1.95	0 .78 (g)	–	4.73	51 .4

0.70 (d)	1,750	0 .66 (f)	N/A	–	2 .76 (f)	82 .6 (f)
10.91	1,230	0.67	N/A	–	1.73	85 .3
6.81	635	0.67	N/A	–	0.53	109 .5
(17 .69)	638	0.67	N/A	–	5.75	32 .3
3.10	625	0.66	N/A	–	4.79	88 .2
2.55	120	1.73	0 .66 (g)	–	4.92	51 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

See accompanying notes

430

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2011(c)	$24 .82	$0 .03	$2 .70	$2 .73	($0 .03)	$–	($0 .03)	$27.52
2010	20.05	0 .07	4 .78	4 .85	(0 .08)	–	(0 .08)	24 .82
2009	13.32	0 .13	6 .67	6 .80	(0 .07)	–	(0 .07)	20 .05
2008	38.42	0 .19	(19 .52)	(19 .33)	(0 .08)	(5 .69)	(5 .77)	13 .32
2007	24.00	0 .23	16 .01	16 .24	(0 .07)	(1 .75)	(1 .82)	38 .42
2006	18.95	0 .14	6 .85	6 .99	(0 .01)	(1 .93)	(1 .94)	24 .00
Institutional shares
2011(c)	25.60	0 .09	2 .78	2 .87	(0 .16)	–	(0 .16)	28 .31
2010	20.66	0 .21	4 .92	5 .13	(0 .19)	–	(0 .19)	25 .60
2009	13.78	0 .25	6 .84	7 .09	(0 .21)	–	(0 .21)	20 .66
2008	39.56	0 .36	(20 .17)	(19 .81)	(0 .28)	(5 .69)	(5 .97)	13 .78
2007	24.69	0 .49	16 .38	16 .87	(0 .25)	(1 .75)	(2 .00)	39 .56
2006	19.46	0 .24	7 .09	7 .33	(0 .17)	(1 .93)	(2 .10)	24 .69
R-1 shares
2011(c)	25.35	(0 .03)	2 .76	2 .73	–	–	–	28 .08
2010	20.51	0 .02	4 .87	4 .89	(0 .05)	–	(0 .05)	25 .35
2009	13.60	0 .10	6 .83	6 .93	(0 .02)	–	(0 .02)	20 .51
2008	39.13	0 .13	(19 .97)	(19 .84)	–	(5 .69)	(5 .69)	13 .60
2007	24.43	0 .17	16 .30	16 .47	(0 .02)	(1 .75)	(1 .77)	39 .13
2006	19.29	0 .13	6 .94	7 .07	–	(1 .93)	(1 .93)	24 .43
R-2 shares
2011(c)	25.20	(0 .01)	2 .74	2 .73	–	–	–	27 .93
2010	20.37	0 .03	4 .86	4 .89	(0 .06)	–	(0 .06)	25 .20
2009	13.50	0 .12	6 .78	6 .90	(0 .03)	–	(0 .03)	20 .37
2008	38.86	0 .15	(19 .80)	(19 .65)	(0 .02)	(5 .69)	(5 .71)	13 .50
2007	24.28	0 .21	16 .17	16 .38	(0 .05)	(1 .75)	(1 .80)	38 .86
2006	19.17	0 .12	6 .94	7 .06	(0 .02)	(1 .93)	(1 .95)	24 .28
R-3 shares
2011(c)	25.31	0 .01	2 .76	2 .77	(0 .03)	–	(0 .03)	28 .05
2010	20.46	0 .08	4 .87	4 .95	(0 .10)	–	(0 .10)	25 .31
2009	13.59	0 .15	6 .80	6 .95	(0 .08)	–	(0 .08)	20 .46
2008	39.10	0 .20	(19 .94)	(19 .74)	(0 .08)	(5 .69)	(5 .77)	13 .59
2007	24.42	0 .27	16 .26	16 .53	(0 .10)	(1 .75)	(1 .85)	39 .10
2006	19.27	0 .17	6 .97	7 .14	(0 .06)	(1 .93)	(1 .99)	24 .42
R-4 shares
2011(c)	25.52	0 .04	2 .78	2 .82	(0 .07)	–	(0 .07)	28 .27
2010	20.62	0 .12	4 .91	5 .03	(0 .13)	–	(0 .13)	25 .52
2009	13.72	0 .18	6 .86	7 .04	(0 .14)	–	(0 .14)	20 .62
2008	39.42	0 .27	(20 .13)	(19 .86)	(0 .15)	(5 .69)	(5 .84)	13 .72
2007	24.61	0 .35	16 .36	16 .71	(0 .15)	(1 .75)	(1 .90)	39 .42
2006	19.39	0 .20	7 .05	7 .25	(0 .10)	(1 .93)	(2 .03)	24 .61
R-5 shares
2011(c)	25.60	0 .06	2 .78	2 .84	(0 .10)	–	(0 .10)	28 .34
2010	20.67	0 .15	4 .93	5 .08	(0 .15)	–	(0 .15)	25 .60
2009	13.75	0 .21	6 .85	7 .06	(0 .14)	–	(0 .14)	20 .67
2008	39.49	0 .27	(20 .13)	(19 .86)	(0 .19)	(5 .69)	(5 .88)	13 .75
2007	24.65	0 .36	16 .41	16 .77	(0 .18)	(1 .75)	(1 .93)	39 .49
2006	19.43	0 .24	7 .03	7 .27	(0 .12)	(1 .93)	(2 .05)	24 .65

See accompanying notes

431

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Rate

10 .99%(d),(e)	$217,188	1.73%(f)	1 .86%(f)	0 .20%(f)	87 .4%(f)
24.23 (e)	205,507	1.83	1 .90	0 .32	102 .1
51.33 (e)	183,286	1.89	1 .94	0 .85	133 .4
(58.50) (e)	113,241	1.80	–	0 .75	127 .6
72.25 (e)	307,022	1.80	–	0 .82	141 .6
39.45 (e)	141,628	2.04	–	0 .62	134 .0

11.23 (d)	1,249,366	1.26 (f)	1 .26 (f)	0 .70 (f)	87 .4 (f)
24.94	1,048,491	1.28	1 .28	0 .91	102 .1
52.25	830,134	1.27	1 .27	1 .50	133 .4
(58.27)	435,442	1.26	–	1 .36	127 .6
73.27	802,809	1.19	–	1 .62	141 .6
40.45	65,405	1.34	–	1 .01	134 .0

10.77 (d)	10,453	2.13 (f)	–	(0 .20) (f)	87 .4 (f)
23.87	10,335	2.14	–	0 .07	102 .1
51.00	7,457	2.13	–	0 .62	133 .4
(58.65)	3,515	2.14	–	0 .49	127 .6
71.79	7,171	2.07	–	0 .58	141 .6
39.14	1,642	2.22	–	0 .57	134 .0

10.83 (d)	12,420	2.00 (f)	–	(0 .12) (f)	87 .4 (f)
24.02	13,900	2.01	–	0 .15	102 .1
51.18	11,600	2.00	–	0 .77	133 .4
(58.58)	6,741	2.01	–	0 .58	127 .6
71.97	16,251	1.94	–	0 .73	141 .6
39.39	3,981	2.09	–	0 .53	134 .0

10.95 (d)	44,895	1.82 (f)	–	0.11 (f)	87.4 (f)
24.26	42,741	1.83	–	0 .38	102 .1
51.48	31,084	1.82	–	0 .91	133 .4
(58.53)	15,136	1.83	–	0 .77	127 .6
72.28	30,969	1.76	–	0 .91	141 .6
39.64	6,949	1.91	–	0 .74	134 .0

11.06 (d)	29,128	1.63 (f)	–	0.27 (f)	87.4 (f)
24.48	31,507	1.64	–	0 .54	102 .1
51.79	25,197	1.63	–	1 .08	133 .4
(58.44)	11,432	1.64	–	1 .04	127 .6
72.54	16,936	1.57	–	1 .14	141 .6
40.03	2,150	1.72	–	0 .90	134 .0

11.10 (d)	43,076	1.51 (f)	–	0.45 (f)	87.4 (f)
24.65	37,391	1.52	–	0 .65	102 .1
51.90	33,821	1.51	–	1 .26	133 .4
(58.39)	14,985	1.52	–	1 .01	127 .6
72.80	46,271	1.45	–	1 .22	141 .6
40.09	12,766	1.60	–	1 .07	134 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

432

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
INTERNATIONAL FUND I
Institutional shares
2011(c)	$11 .32	$0.08	$1 .37	$1 .45	($0 .17)	$–	($0 .17)	$12.60
2010	10.31	0 .14	1 .03	1 .17	(0 .16)	–	(0 .16)	11 .32
2009	8.81	0 .14	1 .63	1 .77	(0 .27)	–	(0 .27)	10 .31
2008	18.70	0 .27	(8 .27)	(8 .00)	(0 .24)	(1 .65)	(1 .89)	8 .81
2007	15.46	0 .24	4 .09	4 .33	(0 .17)	(0 .92)	(1 .09)	18 .70
2006	12.74	0 .18	3 .05	3 .23	(0 .10)	(0 .41)	(0 .51)	15 .46
R-1 shares
2011(c)	11.21	0 .02	1 .36	1 .38	(0 .07)	–	(0 .07)	12 .52
2010	10.23	0 .04	1 .03	1 .07	(0 .09)	–	(0 .09)	11 .21
2009	8.73	0 .06	1 .62	1 .68	(0 .18)	–	(0 .18)	10 .23
2008	18.55	0 .14	(8 .21)	(8 .07)	(0 .10)	(1 .65)	(1 .75)	8 .73
2007	15.34	0 .07	4 .09	4 .16	(0 .03)	(0 .92)	(0 .95)	18 .55
2006	12.66	0 .06	3 .03	3 .09	–	(0 .41)	(0 .41)	15 .34
R-2 shares
2011(c)	11.21	0 .03	1 .36	1 .39	(0 .07)	–	(0 .07)	12 .53
2010	10.22	0 .05	1 .04	1 .09	(0 .10)	–	(0 .10)	11 .21
2009	8.71	0 .07	1 .62	1 .69	(0 .18)	–	(0 .18)	10 .22
2008	18.51	0 .15	(8 .18)	(8 .03)	(0 .12)	(1 .65)	(1 .77)	8 .71
2007	15.31	0 .10	4 .07	4 .17	(0 .05)	(0 .92)	(0 .97)	18 .51
2006	12.62	0 .08	3 .02	3 .10	–	(0 .41)	(0 .41)	15 .31
R-3 shares
2011(c)	11.22	0 .04	1 .37	1 .41	(0 .10)	–	(0 .10)	12 .53
2010	10.23	0 .08	1 .03	1 .11	(0 .12)	–	(0 .12)	11 .22
2009	8.73	0 .09	1 .61	1 .70	(0 .20)	–	(0 .20)	10 .23
2008	18.54	0 .17	(8 .18)	(8 .01)	(0 .15)	(1 .65)	(1 .80)	8 .73
2007	15.34	0 .14	4 .06	4 .20	(0 .08)	(0 .92)	(1 .00)	18 .54
2006	12.65	0 .11	3 .02	3 .13	(0 .03)	(0 .41)	(0 .44)	15 .34
R-4 shares
2011(c)	11.27	0 .05	1 .37	1 .42	(0 .13)	–	(0 .13)	12 .56
2010	10.26	0 .10	1 .03	1 .13	(0 .12)	–	(0 .12)	11 .27
2009	8.77	0 .11	1 .61	1 .72	(0 .23)	–	(0 .23)	10 .26
2008	18.61	0 .21	(8 .22)	(8 .01)	(0 .18)	(1 .65)	(1 .83)	8 .77
2007	15.39	0 .17	4 .08	4 .25	(0 .11)	(0 .92)	(1 .03)	18 .61
2006	12.68	0 .12	3 .05	3 .17	(0 .05)	(0 .41)	(0 .46)	15 .39
R-5 shares
2011(c)	11.28	0 .04	1 .40	1 .44	(0 .14)	–	(0 .14)	12 .58
2010	10.28	0 .11	1 .03	1 .14	(0 .14)	–	(0 .14)	11 .28
2009	8.77	0 .12	1 .62	1 .74	(0 .23)	–	(0 .23)	10 .28
2008	18.62	0 .23	(8 .24)	(8 .01)	(0 .19)	(1 .65)	(1 .84)	8 .77
2007	15.40	0 .18	4 .08	4 .26	(0 .12)	(0 .92)	(1 .04)	18 .62
2006	12.69	0 .15	3 .04	3 .19	(0 .07)	(0 .41)	(0 .48)	15 .40

See accompanying notes

433

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Expenses to
			Average Net Assets	Ratio of Gross	Ratio of Net
	Net Assets, End of Period	Ratio of Expenses to	(Excluding Interest	Expenses to Average	Investment Income to	Portfolio
Total Return	(in thousands)	Average Net Assets	Expense Fees)	Net Assets(b)	Average Net Assets	Turnover Rate

12.90%(d)	$1,538,989	1 .10%(e)	N/A	1 .13%(e)	1.34%(e)	99 .0%(e)
11.49	1,323,249	1.10	N/A	1 .13	1.31	103 .4
20.69	1,464,299	1.12	1 .11%	1 .13	1.62	102 .4
(47.44)	859,383	1.10	N/A	–	1.91	123 .6
29.66	1,903,137	1.08	N/A	–	1.44	91 .1
26.22	874,559	1.09	N/A	–	1.26	66 .1

12.38 (d)	7,298	1.97 (e),(f)	N/A	–	0.45 (e)	99 .0 (e)
10.53	6,727	1.97 (f)	N/A	–	0.43	103 .4
19 .63	6,204	2 .00 (f)	1 .99	–	0.74	102 .4
(47.90)	3,137	1.98	N/A	–	1.03	123 .6
28.53	4,613	1.96	N/A	–	0.44	91 .1
25.09	2,041	1.97	N/A	–	0.45	66 .1

12.48 (d)	7,726	1.84 (e),(f)	N/A	–	0.48 (e)	99 .0 (e)
10.72	10,031	1.84 (f)	N/A	–	0.53	103 .4
19 .73	11,435	1 .87 (f)	1 .86	–	0.86	102 .4
(47.83)	7,877	1.85	N/A	–	1.09	123 .6
28.69	18,566	1.83	N/A	–	0.62	91 .1
25.28	15,001	1.84	N/A	–	0.55	66 .1

12.61 (d)	13,041	1.66 (e),(f)	N/A	–	0.75 (e)	99 .0 (e)
10.90	13,026	1.66 (f)	N/A	–	0.74	103 .4
19 .95	12,634	1 .69 (f)	1 .68	–	1.07	102 .4
(47.71)	9,728	1.67	N/A	–	1.23	123 .6
28.88	23,869	1.65	N/A	–	0.82	91 .1
25.45	16,367	1.66	N/A	–	0.77	66 .1

12.67 (d)	12,897	1.47 (e),(f)	N/A	–	0.86 (e)	99 .0 (e)
11.13	14,358	1.47 (f)	N/A	–	0.95	103 .4
20 .10	13,714	1 .50 (f)	1 .49	–	1.27	102 .4
(47.60)	9,358	1.48	N/A	–	1.51	123 .6
29.15	17,374	1.46	N/A	–	1.06	91 .1
25.79	8,930	1.47	N/A	–	0.86	66 .1

12.85 (d)	13,374	1.35 (e),(f)	N/A	–	0.76 (e)	99 .0 (e)
11.21	25,067	1.35 (f)	N/A	–	1.07	103 .4
20 .39	22,619	1 .38 (f)	1 .37	–	1.36	102 .4
(47.57)	17,108	1.36	N/A	–	1.59	123 .6
29.30	36,555	1.34	N/A	–	1.12	91 .1
25.92	24,331	1.35	N/A	–	1.06	66 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes

434

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period (Loss)(a)		Investments	Operations	Income	Gains	Distributions of Period
INTERNATIONAL GROWTH FUND
Class J shares
2011(c)	$8 .49	$0.05	$1 .08	$1 .13	($0 .08)	$–	($0 .08)	$9 .54
2010	7.58	0 .05	0 .94	0 .99	(0 .08)	–	(0 .08)	8.49
2009	6.77	0 .06	0 .85	0 .91	(0 .10)	–	(0 .10)	7.58
2008	15 .17	0 .10	(7 .25)	(7 .15)	(0 .03)	(1 .22)	(1 .25)	6.77
2007	13 .00	0 .08	3 .37	3 .45	(0 .03)	(1 .25)	(1 .28)	15 .17
2006	11 .20	0 .03	2 .78	2 .81	(0 .02)	(0 .99)	(1 .01)	13 .00
Institutional shares
2011(c)	8.70	0 .07	1 .10	1 .17	(0 .13)	–	(0 .13)	9.74
2010	7.77	0 .11	0 .95	1 .06	(0 .13)	–	(0 .13)	8.70
2009	6.95	0 .11	0 .87	0 .98	(0 .16)	–	(0 .16)	7.77
2008	15 .54	0 .17	(7 .43)	(7 .26)	(0 .11)	(1 .22)	(1 .33)	6.95
2007	13 .30	0 .17	3 .45	3 .62	(0 .13)	(1 .25)	(1 .38)	15 .54
2006	11 .44	0 .12	2 .84	2 .96	(0 .11)	(0 .99)	(1 .10)	13 .30
R-1 shares
2011(c)	8.69	0 .03	1 .11	1 .14	(0 .05)	–	(0 .05)	9.78
2010	7.74	0 .04	0 .95	0 .99	(0 .04)	–	(0 .04)	8.69
2009	6.87	0 .06	0 .88	0 .94	(0 .07)	–	(0 .07)	7.74
2008	15 .39	0 .06	(7 .36)	(7 .30)	–	(1 .22)	(1 .22)	6.87
2007	13 .18	0 .05	3 .42	3 .47	(0 .01)	(1 .25)	(1 .26)	15 .39
2006	11 .35	0 .01	2 .82	2 .83	(0 .01)	(0 .99)	(1 .00)	13 .18
R-2 shares
2011(c)	8.46	0 .02	1 .09	1 .11	(0 .06)	–	(0 .06)	9.51
2010	7.56	0 .04	0 .93	0 .97	(0 .07)	–	(0 .07)	8.46
2009	6.72	0 .05	0 .86	0 .91	(0 .07)	–	(0 .07)	7.56
2008	15 .08	0 .07	(7 .19)	(7 .12)	(0 .02)	(1 .22)	(1 .24)	6.72
2007	12 .94	0 .07	3 .35	3 .42	(0 .03)	(1 .25)	(1 .28)	15 .08
2006	11 .16	0 .03	2 .77	2 .80	(0 .03)	(0 .99)	(1 .02)	12 .94
R-3 shares
2011(c)	8.99	0 .05	1 .14	1 .19	(0 .05)	–	(0 .05)	10 .13
2010	8.02	0 .07	0 .98	1 .05	(0 .08)	–	(0 .08)	8.99
2009	7.14	0 .07	0 .91	0 .98	(0 .10)	–	(0 .10)	8.02
2008	15 .94	0 .10	(7 .65)	(7 .55)	(0 .03)	(1 .22)	(1 .25)	7.14
2007	13 .60	0 .09	3 .55	3 .64	(0 .05)	(1 .25)	(1 .30)	15 .94
2006	11 .68	0 .06	2 .90	2 .96	(0 .05)	(0 .99)	(1 .04)	13 .60
R-4 shares
2011(c)	8.61	0 .06	1 .09	1 .15	(0 .10)	–	(0 .10)	9.66
2010	7.68	0 .07	0 .96	1 .03	(0 .10)	–	(0 .10)	8.61
2009	6.85	0 .08	0 .86	0 .94	(0 .11)	–	(0 .11)	7.68
2008	15 .33	0 .13	(7 .33)	(7 .20)	(0 .06)	(1 .22)	(1 .28)	6.85
2007	13 .14	0 .12	3 .40	3 .52	(0 .08)	(1 .25)	(1 .33)	15 .33
2006	11 .32	0 .07	2 .81	2 .88	(0 .07)	(0 .99)	(1 .06)	13 .14
R-5 shares
2011(c)	8.63	0 .06	1 .10	1 .16	(0 .11)	–	(0 .11)	9.68
2010	7.70	0 .08	0 .96	1 .04	(0 .11)	–	(0 .11)	8.63
2009	6.88	0 .09	0 .86	0 .95	(0 .13)	–	(0 .13)	7.70
2008	15 .39	0 .13	(7 .34)	(7 .21)	(0 .08)	(1 .22)	(1 .30)	6.88
2007	13 .18	0 .13	3 .42	3 .55	(0 .09)	(1 .25)	(1 .34)	15 .39
2006	11 .35	0 .09	2 .81	2 .90	(0 .08)	(0 .99)	(1 .07)	13 .18

See accompanying notes

435

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
			Ratio of Gross	Investment
		Ratio of Expenses	Expenses to	Income to
	Net Assets, End of	to Average Net	Average Net	Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Turnover Rate

13.37%(d),(e)	$42,046	1.57%(f)	1 .70%(f)	1 .11%(f)	121 .5%(f)
13.10 (e)	38,971	1.65	1 .72	0 .69	153 .8
13.67 (e)	38,201	1.70	1 .75	0 .85	137 .7
(51 .10) (e)	36,673	1.56	–	0 .84	125 .2
28.89 (e)	87,193	1.63	–	0 .59	129 .4
26.78 (e)	64,748	1.72	1 .72	0 .27	134 .7

13.59 (d)	1,156,688	1.02 (f)	–	1.57 (f)	121 .5 (f)
13.80	1,323,435	1.02	–	1 .32	153 .8
14.51	1,196,275	1.01	–	1 .61	137 .7
(50 .81)	1,236,938	1.00	–	1 .45	125 .2
29.74	2,268,322	0.97	–	1 .25	129 .4
27.80	1,129,504	0.99	–	0 .99	134 .7

13.19 (d)	1,314	1.89 (f)	–	0.79 (f)	121 .5 (f)
12.88	1,216	1.88	–	0 .45	153 .8
13.75	1,253	1.88	–	0 .89	137 .7
(51 .27)	1,733	1.88	–	0 .54	125 .2
28.58	3,543	1.85	–	0 .37	129 .4
26.63	2,481	1.87	–	0 .11	134 .7

13.16 (d)	3,648	1.76 (f)	–	0.61 (f)	121 .5 (f)
12.95	5,725	1.75	–	0 .57	153 .8
13.71	6,273	1.75	–	0 .78	137 .7
(51 .20)	6,325	1.75	–	0 .63	125 .2
28.76	17,310	1.72	–	0 .49	129 .4
26.82	13,931	1.74	–	0 .26	134 .7

13.26 (d)	9,492	1.58 (f)	–	1.07 (f)	121 .5 (f)
13.20	9,605	1.57	–	0 .84	153 .8
13.92	18,400	1.57	–	0 .98	137 .7
(51 .13)	19,243	1.57	–	0 .85	125 .2
29.04	40,890	1.54	–	0 .67	129 .4
27.01	27,967	1.56	–	0 .48	134 .7

13.42 (d)	3,912	1.39 (f)	–	1.31 (f)	121 .5 (f)
13.47	3,431	1.38	–	0 .82	153 .8
13.99	6,253	1.38	–	1 .15	137 .7
(50 .97)	8,349	1.38	–	1 .11	125 .2
29.20	25,726	1.35	–	0 .87	129 .4
27.26	16,100	1.37	–	0 .59	134 .7

13.49 (d)	8,412	1.27 (f)	–	1.29 (f)	121 .5 (f)
13.65	8,804	1.26	–	1 .07	153 .8
14.10	13,659	1.26	–	1 .34	137 .7
(50 .91)	11,818	1.26	–	1 .09	125 .2
29.42	28,010	1.23	–	0 .99	129 .4
27.41	17,420	1.25	–	0 .74	134 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

436

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL VALUE FUND I
Institutional shares
2011(b)	$11 .44	$0.10	$1 .31	$1 .41	($0 .14)	($0 .77)	($0 .91)	$11.94
2010	10.70	0 .18	1 .01	1 .19	(0 .18)	(0 .27)	(0 .45)	11 .44
2009	8.62	0 .20	1 .90	2 .10	(0 .02)	–	(0 .02)	10 .70
2008(f)	10 .00	–	(1 .38)	(1 .38)	–	–	–	8.62

See accompanying notes

437

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment
			Income to	Portfolio
	Net Assets, End of	Ratio of Expenses to	Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets	Assets	Rate

13.47%(c)	$1,555,578	1.08%(d),(e)	1 .83%(d)	46 .1%(d)
11.38	1,137,569	1.09 (e)	1 .73	87 .2
24.39	963,192	1.12 (e)	2 .22	77 .7
(13.80) (c)	364,462	1.13 (d),(e)	(0 .57) (d)	33 .1 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

See accompanying notes

438

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period (Loss)(a)		Investments Operations		Income	Gains	Distributions of Period
LARGECAP BLEND FUND II
Class J shares
2011(c)	$8 .76	$0.03	$1 .33	$1 .36	($0 .03)	$–	($0 .03)	$10.09
2010	7.73	0 .05	1 .05	1 .10	(0 .07)	–	(0 .07)	8.76
2009	7.02	0 .07	0 .71	0 .78	(0 .07)	–	(0 .07)	7.73
2008	12 .12	0 .06	(4 .09)	(4 .03)	(0 .03)	(1 .04)	(1 .07)	7.02
2007	11 .12	0 .04	1 .57	1 .61	(0 .04)	(0 .57)	(0 .61)	12 .12
2006	10 .10	0 .04	1 .44	1 .48	(0 .02)	(0 .44)	(0 .46)	11 .12
Institutional shares
2011(c)	9.03	0 .05	1 .36	1 .41	(0 .08)	–	(0 .08)	10 .36
2010	7.95	0 .10	1 .09	1 .19	(0 .11)	–	(0 .11)	9.03
2009	7.23	0 .11	0 .73	0 .84	(0 .12)	–	(0 .12)	7.95
2008	12 .47	0 .12	(4 .22)	(4 .10)	(0 .10)	(1 .04)	(1 .14)	7.23
2007	11 .43	0 .11	1 .62	1 .73	(0 .12)	(0 .57)	(0 .69)	12 .47
2006	10 .37	0 .12	1 .47	1 .59	(0 .09)	(0 .44)	(0 .53)	11 .43
R-1 shares
2011(c)	8.95	0 .01	1 .36	1 .37	–	–	–	10 .32
2010	7.90	0 .03	1 .07	1 .10	(0 .05)	–	(0 .05)	8.95
2009	7.17	0 .05	0 .73	0 .78	(0 .05)	–	(0 .05)	7.90
2008	12 .37	0 .03	(4 .19)	(4 .16)	–	(1 .04)	(1 .04)	7.17
2007	11 .34	0 .01	1 .61	1 .62	(0 .02)	(0 .57)	(0 .59)	12 .37
2006	10 .30	0 .01	1 .47	1 .48	–	(0 .44)	(0 .44)	11 .34
R-2 shares
2011(c)	8.90	0 .02	1 .35	1 .37	(0 .01)	–	(0 .01)	10 .26
2010	7.85	0 .04	1 .07	1 .11	(0 .06)	–	(0 .06)	8.90
2009	7.10	0 .06	0 .73	0 .79	(0 .04)	–	(0 .04)	7.85
2008	12 .27	0 .04	(4 .15)	(4 .11)	(0 .02)	(1 .04)	(1 .06)	7.10
2007	11 .25	0 .03	1 .59	1 .62	(0 .03)	(0 .57)	(0 .60)	12 .27
2006	10 .22	0 .04	1 .44	1 .48	(0 .01)	(0 .44)	(0 .45)	11 .25
R-3 shares
2011(c)	8.94	0 .03	1 .35	1 .38	(0 .03)	–	(0 .03)	10 .29
2010	7.88	0 .05	1 .08	1 .13	(0 .07)	–	(0 .07)	8.94
2009	7.15	0 .08	0 .72	0 .80	(0 .07)	–	(0 .07)	7.88
2008	12 .34	0 .06	(4 .17)	(4 .11)	(0 .04)	(1 .04)	(1 .08)	7.15
2007	11 .32	0 .05	1 .59	1 .64	(0 .05)	(0 .57)	(0 .62)	12 .34
2006	10 .27	0 .06	1 .46	1 .52	(0 .03)	(0 .44)	(0 .47)	11 .32
R-4 shares
2011(c)	9.00	0 .04	1 .36	1 .40	(0 .05)	–	(0 .05)	10 .35
2010	7.93	0 .07	1 .08	1 .15	(0 .08)	–	(0 .08)	9.00
2009	7.20	0 .09	0 .73	0 .82	(0 .09)	–	(0 .09)	7.93
2008	12 .42	0 .08	(4 .20)	(4 .12)	(0 .06)	(1 .04)	(1 .10)	7.20
2007	11 .39	0 .07	1 .61	1 .68	(0 .08)	(0 .57)	(0 .65)	12 .42
2006	10 .33	0 .08	1 .47	1 .55	(0 .05)	(0 .44)	(0 .49)	11 .39
R-5 shares
2011(c)	8.99	0 .04	1 .35	1 .39	(0 .05)	–	(0 .05)	10 .33
2010	7.92	0 .08	1 .08	1 .16	(0 .09)	–	(0 .09)	8.99
2009	7.19	0 .10	0 .72	0 .82	(0 .09)	–	(0 .09)	7.92
2008	12 .40	0 .09	(4 .19)	(4 .10)	(0 .07)	(1 .04)	(1 .11)	7.19
2007	11 .37	0 .08	1 .61	1 .69	(0 .09)	(0 .57)	(0 .66)	12 .40
2006	10 .32	0 .09	1 .46	1 .55	(0 .06)	(0 .44)	(0 .50)	11 .37

See accompanying notes

439

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
			Ratio of Gross	Investment
			Expenses to	Income to	Portfolio
	Net Assets, End of	Ratio of Expenses to	Average Net	Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets	Assets(b)	Assets	Rate

15.59%(d),(e)	$110,052	1.18%(f)	1 .33%(f)	0 .66%(f)	37 .8%(f)
14.25 (e)	99,281	1.28	1 .36	0 .64	36 .2
11.37 (e)	94,397	1.33	1 .39	1 .10	79 .8
(36 .15) (e)	93,445	1.28	–	0 .68	60 .0
15.10 (e)	160,166	1.35	–	0 .35	53 .2
15.02 (e)	109,445	1.42	–	0 .40	52 .1

15.67 (d)	934,286	0.74 (f),(g)	–	1.05 (f)	37 .8 (f)
15.02	538,314	0.76 (g)	–	1 .15	36 .2
12.05	479,632	0.77 (g)	–	1 .64	79 .8
(35 .86)	431,434	0.75	–	1 .21	60 .0
15.83	706,735	0.74	–	0 .98	53 .2
15.84	627,235	0.74	–	1 .11	52 .1

15.31 (d)	3,379	1.61 (f),(g)	–	0.24 (f)	37 .8 (f)
13.97	3,297	1.62 (g)	–	0 .30	36 .2
11.10	3,337	1.63 (g)	–	0 .75	79 .8
(36 .43)	2,511	1.63	–	0 .32	60 .0
14.81	3,426	1.62	–	0 .08	53 .2
14.74	2,343	1.62	–	0 .12	52 .1

15.36 (d)	12,624	1.48 (f),(g)	–	0.38 (f)	37 .8 (f)
14.12	14,969	1.49 (g)	–	0 .43	36 .2
11.27	15,413	1.50 (g)	–	0 .91	79 .8
(36 .39)	13,952	1.50	–	0 .46	60 .0
15.01	30,709	1.49	–	0 .24	53 .2
14.91	31,309	1.49	–	0 .36	52 .1

15.42 (d)	27,833	1.30 (f),(g)	–	0.54 (f)	37 .8 (f)
14.41	25,154	1.31 (g)	–	0 .60	36 .2
11.43	21,135	1.32 (g)	–	1 .12	79 .8
(36 .23)	21,349	1.32	–	0 .63	60 .0
15.12	29,848	1.31	–	0 .43	53 .2
15.24	34,442	1.31	–	0 .52	52 .1

15.57 (d)	16,087	1.11 (f),(g)	–	0.72 (f)	37 .8 (f)
14.56	13,836	1.12 (g)	–	0 .80	36 .2
11.63	13,463	1.13 (g)	–	1 .27	79 .8
(36 .11)	11,356	1.13	–	0 .84	60 .0
15.34	17,260	1.12	–	0 .57	53 .2
15.46	10,614	1.12	–	0 .73	52 .1

15.54 (d)	26,510	0.99 (f),(g)	–	0.84 (f)	37 .8 (f)
14.75	21,473	1.00 (g)	–	0 .92	36 .2
11.68	25,707	1.01 (g)	–	1 .40	79 .8
(36 .00)	24,446	1.01	–	0 .95	60 .0
15.52	55,239	1.00	–	0 .71	53 .2
15.52	45,989	1.00	–	0 .86	52 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

440

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions			Total
	Value,	Investment and Unrealized Total From from Net				from	Tax Return Dividends Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment Realized				of Capital	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Income	Gains	Distribution Distributions of Period
LARGECAP GROWTH FUND
Class J shares
2011(c)	$7 .21	($0 .01)	$0 .89	$0 .88	$–	$–	$–	$–	$8 .09
2010	5.98	(0 .04)	1.27	1.23	–	–	–	–	7.21
2009	5.81	(0 .03)	0.20	0.17	–	–	–	–	5.98
2008	9.53	(0 .01)	(3 .54)	(3 .55)	–	(0 .15)	(0 .02)	(0 .17)	5.81
2007	7.46	(0 .01)	2.18	2.17	–	(0 .10)	–	(0 .10)	9.53
2006	6.81	(0 .01)	0.66	0.65	–	–	–	–	7.46
Institutional shares
2011(c)	7.69	0.01	0 .96	0 .97	–	–	–	–	8.66
2010	6.35	–	1.34	1.34	–	–	–	–	7.69
2009	6.13	0.01	0 .22	0 .23	(0 .01)	–	–	(0 .01)	6.35
2008	10 .02	0 .05	(3 .73)	(3 .68)	(0 .04)	(0 .15)	(0 .02)	(0 .21)	6.13
2007	7.83	0.04	2 .31	2 .35	(0 .06)	(0 .10)	–	(0 .16)	10 .02
2006	7.09	0.05	0 .70	0 .75	(0 .01)	–	–	(0 .01)	7.83
R-1 shares
2011(c)	7.42	(0 .03)	0.92	0.89	–	–	–	–	8.31
2010	6.17	(0 .06)	1.31	1.25	–	–	–	–	7.42
2009	6.00	(0 .04)	0.21	0.17	–	–	–	–	6.17
2008	9.85	(0 .03)	(3 .65)	(3 .68)	–	(0 .15)	(0 .02)	(0 .17)	6.00
2007	7.71	(0 .03)	2.27	2.24	–	(0 .10)	–	(0 .10)	9.85
2006	7.04	(0 .02)	0.69	0.67	–	–	–	–	7.71
R-2 shares
2011(c)	7.46	(0 .02)	0.93	0.91	–	–	–	–	8.37
2010	6.20	(0 .05)	1.31	1.26	–	–	–	–	7.46
2009	6.03	(0 .03)	0.20	0.17	–	–	–	–	6.20
2008	9.88	(0 .02)	(3 .66)	(3 .68)	–	(0 .15)	(0 .02)	(0 .17)	6.03
2007	7.72	(0 .02)	2.28	2.26	–	(0 .10)	–	(0 .10)	9.88
2006	7.04	(0 .01)	0.69	0.68	–	–	–	–	7.72
R-3 shares
2011(c)	7.92	(0 .02)	0.98	0.96	–	–	–	–	8.88
2010	6.52	(0 .04)	1.44	1.40	–	–	–	–	7.92
2009	6.32	(0 .02)	0.22	0.20	–	–	–	–	6.52
2008	10 .34	–	(3 .85)	(3 .85)	–	(0 .15)	(0 .02)	(0 .17)	6.32
2007	8.07	–	2.38	2.38	(0 .01)	(0 .10)	–	(0 .11)	10 .34
2006	7.35	0.01	0 .71	0 .72	–	–	–	–	8.07
R-4 shares
2011(c)	7.83	(0 .01)	0.98	0.97	–	–	–	–	8.80
2010	6.48	(0 .02)	1.37	1.35	–	–	–	–	7.83
2009	6.28	(0 .01)	0.21	0.20	–	–	–	–	6.48
2008	10 .25	0 .01	(3 .81)	(3 .80)	–	(0 .15)	(0 .02)	(0 .17)	6.28
2007	8.01	0.01	2 .35	2 .36	(0 .02)	(0 .10)	–	(0 .12)	10 .25
2006	7.28	0.02	0 .71	0 .73	–	–	–	–	8.01
R-5 shares
2011(c)	7.75	–	0.96	0.96	–	–	–	–	8.71
2010	6.41	(0 .01)	1.35	1.34	–	–	–	–	7.75
2009	6.20	–	0.21	0.21	–	–	–	–	6.41
2008	10 .12	0 .03	(3 .76)	(3 .73)	(0 .02)	(0 .15)	(0 .02)	(0 .19)	6.20
2007	7.91	0.02	2 .32	2 .34	(0 .03)	(0 .10)	–	(0 .13)	10 .12
2006	7.17	0.03	0 .71	0 .74	–	–	–	–	7.91

See accompanying notes

441

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Rate

12.21%(d),(e)	$49,370	1.15%(f)	1 .29%(f)	(0 .34)%(f)	81 .0%(f)
20.57 (e)	45,092	1.26	1 .33	(0 .56)	65 .5
2.93 (e)	39,852	1.41	1 .46	(0 .51)	86 .5
(37 .92) (e)	38,641	1.33	–	(0 .16)	88 .8
29.41 (e)	52,055	1.31	–	(0 .18)	113 .1 (g)
9.54 (e)	34,561	1.36	–	(0 .16)	93 .5

12.61 (d)	1,893,728	0.65 (f)	–	0.17 (f)	81 .0 (f)
21.12	1,680,577	0.65	–	0 .04	65 .5
3.79	1,673,544	0.65	–	0 .24	86 .5
(37 .49)	1,531,200	0.62	–	0 .58	88 .8
30.46	3,509,320	0.60	–	0 .42	113 .1 (g)
10.57	487,805	0.54	–	0 .65	93 .5

11.99 (d)	18,875	1.51 (f)	–	(0 .70) (f)	81 .0 (f)
20.26	17,427	1.52	–	(0 .82)	65 .5
2.83	10,130	1.53	–	(0 .65)	86 .5
(38 .01)	9,129	1.50	–	(0 .34)	88 .8
29.37	12,562	1.47	–	(0 .36)	113 .1 (g)
9.52	5,792	1.42	–	(0 .23)	93 .5

12.20 (d)	12,102	1.38 (f)	–	(0 .57) (f)	81 .0 (f)
20.32	17,137	1.39	–	(0 .69)	65 .5
2.82	16,407	1.40	–	(0 .50)	86 .5
(37 .89)	15,819	1.37	–	(0 .20)	88 .8
29.59	24,502	1.34	–	(0 .21)	113 .1 (g)
9.66	16,878	1.29	–	(0 .09)	93 .5

12.12 (d)	50,306	1.20 (f)	–	(0 .39) (f)	81 .0 (f)
21.47 (h)	52,360	1.21	–	(0 .52)	65 .5
3.16	56,773	1.22	–	(0 .34)	86 .5
(37 .85)	48,883	1.19	–	(0 .03)	88 .8
29.79	59,749	1.16	–	(0 .05)	113 .1 (g)
9.80	35,647	1.11	–	0 .10	93 .5

12.39 (d)	34,314	1.01 (f)	–	(0 .20) (f)	81 .0 (f)
20.83	30,517	1.02	–	(0 .33)	65 .5
3.18	35,761	1.03	–	(0 .13)	86 .5
(37 .67)	28,378	1.00	–	0 .14	88 .8
29.90	25,974	0.97	–	0 .15	113 .1 (g)
10.03	14,809	0.92	–	0 .30	93 .5

12.39 (d)	148,120	0.89 (f)	–	(0 .08) (f)	81 .0 (f)
20.90	130,991	0.90	–	(0 .20)	65 .5
3.39	74,628	0.91	–	(0 .02)	86 .5
(37 .58)	66,974	0.88	–	0 .29	88 .8
30.07	96,875	0.86	–	0 .24	113 .1 (g)
10.32	47,115	0.80	–	0 .41	93 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(h)	In March, 2010, the Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

442

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment Realized				and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
LARGECAP GROWTH FUND I
Class J shares
2011(c)	$7 .84	($0 .02)	$1 .32	$1 .30	$–	$–	$–	$9 .14
2010	6.40	(0 .04)	1.48	1.44	–	–	–	7.84
2009	5.00	(0 .03)	1.43	1.40	–	–	–	6.40
2008	8.88	(0 .05)	(3 .43)	(3 .48)	–	(0 .40)	(0 .40)	5.00
2007	7.79	(0 .04)	1.50	1.46	–	(0 .37)	(0 .37)	8.88
2006	7.63	(0 .02)	0.49	0.47	–	(0 .31)	(0 .31)	7.79
Institutional shares
2011(c)	8.66	0 .01	1 .45	1 .46	(0 .01)	–	(0 .01)	10 .11
2010	7.02	0 .01	1 .64	1 .65	(0 .01)	–	(0 .01)	8.66
2009	5.45	0 .01	1 .56	1 .57	–	–	–	7.02
2008	9.59	–	(3 .73)	(3 .73)	(0 .01)	(0 .40)	(0 .41)	5.45
2007	8.36	0 .02	1 .62	1 .64	(0 .04)	(0 .37)	(0 .41)	9.59
2006	8.11	0 .04	0 .52	0 .56	–	(0 .31)	(0 .31)	8.36
R-1 shares
2011(c)	8.25	(0 .03)	1.39	1.36	–	–	–	9.61
2010	6.75	(0 .05)	1.55	1.50	–	–	–	8.25
2009	5.28	(0 .04)	1.51	1.47	–	–	–	6.75
2008	9.38	(0 .07)	(3 .63)	(3 .70)	–	(0 .40)	(0 .40)	5.28
2007	8.22	(0 .05)	1.58	1.53	–	(0 .37)	(0 .37)	9.38
2006	8.04	(0 .04)	0.53	0.49	–	(0 .31)	(0 .31)	8.22
R-2 shares
2011(c)	8.07	(0 .03)	1.36	1.33	–	–	–	9.40
2010	6.59	(0 .04)	1.52	1.48	–	–	–	8.07
2009	5.15	(0 .03)	1.47	1.44	–	–	–	6.59
2008	9.15	(0 .06)	(3 .54)	(3 .60)	–	(0 .40)	(0 .40)	5.15
2007	8.02	(0 .04)	1.54	1.50	–	(0 .37)	(0 .37)	9.15
2006	7.84	(0 .01)	0.50	0.49	–	(0 .31)	(0 .31)	8.02
R-3 shares
2011(c)	8.38	(0 .02)	1.40	1.38	–	–	–	9.76
2010	6.82	(0 .03)	1.59	1.56	–	–	–	8.38
2009	5.33	(0 .02)	1.51	1.49	–	–	–	6.82
2008	9.43	(0 .04)	(3 .66)	(3 .70)	–	(0 .40)	(0 .40)	5.33
2007	8.24	(0 .02)	1.58	1.56	–	(0 .37)	(0 .37)	9.43
2006	8.03	–	0.52	0.52	–	(0 .31)	(0 .31)	8.24
R-4 shares
2011(c)	8.38	(0 .01)	1.41	1.40	–	–	–	9.78
2010	6.82	(0 .02)	1.58	1.56	–	–	–	8.38
2009	5.31	(0 .01)	1.52	1.51	–	–	–	6.82
2008	9.39	(0 .03)	(3 .65)	(3 .68)	–	(0 .40)	(0 .40)	5.31
2007	8.19	(0 .01)	1.59	1.58	(0 .01)	(0 .37)	(0 .38)	9.39
2006	7.98	0 .03	0 .49	0 .52	–	(0 .31)	(0 .31)	8.19
R-5 shares
2011(c)	8.51	(0 .01)	1.44	1.43	–	–	–	9.94
2010	6.91	(0 .01)	1.61	1.60	–	–	–	8.51
2009	5.38	(0 .01)	1.54	1.53	–	–	–	6.91
2008	9.50	(0 .02)	(3 .70)	(3 .72)	–	(0 .40)	(0 .40)	5.38
2007	8.28	–	1.61	1.61	(0 .02)	(0 .37)	(0 .39)	9.50
2006	8.05	0 .02	0 .52	0 .54	–	(0 .31)	(0 .31)	8.28

See accompanying notes

443

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross
		Ratio of Expenses	Expenses to	Ratio of Net	Portfolio
	Net Assets, End of	to Average Net	Average Net	Investment Income to	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Average Net Assets	Rate

16.58%(d),(e)	$67,274	1.16%(f)	1 .31%	(0 .41)%(f)	42 .9%(f)
22.50 (e)	53,357	1.36	1 .47	(0 .56)	49 .8
28.00 (e)	42,118	1.52	1 .58	(0 .62)	98 .9
(40 .88) (e)	28,875	1.42	–	(0 .68)	64 .5
19.46 (e)	52,111	1.47	–	(0 .47)	47 .7
6.09 (e)	37,584	1.54	1 .54	(0 .31)	58 .5

16.88 (d)	3,259,457	0.61 (f),(g)	–	0.14 (f)	42 .9 (f)
23.44	2,685,536	0.64	0 .69	0 .15	49 .8
28.83	1,514,796	0 .73 (g)	–	0 .17	98 .9
(40 .50)	1,089,367	0.73	–	0 .00	64 .5
20.38	1,668,453	0.73	–	0 .26	47 .7
6.86	926,591	0.74	–	0 .52	58 .5

16.48 (d)	3,763	1.49 (f),(g)	–	(0 .74) (f)	42 .9 (f)
22.22	2,882	1.52	1 .57	(0 .73)	49 .8
27.84	1,717	1 .61 (g)	–	(0 .71)	98 .9
(41 .05)	1,049	1.61	–	(0 .88)	64 .5
19.29	1,480	1.61	–	(0 .62)	47 .7
6.02	834	1.62	–	(0 .49)	58 .5

16.48 (d)	9,173	1.36 (f),(g)	–	(0 .60) (f)	42 .9 (f)
22.46	7,759	1.39	1 .44	(0 .60)	49 .8
27.96	9,273	1 .48 (g)	–	(0 .58)	98 .9
(40 .99)	7,234	1.48	–	(0 .75)	64 .5
19.41	18,098	1.48	–	(0 .45)	47 .7
6.18	18,690	1.49	–	(0 .18)	58 .5

16.47 (d)	51,841	1.18 (f),(g)	–	(0 .44) (f)	42 .9 (f)
22.87	31,002	1.21	1 .26	(0 .42)	49 .8
27.95	13,590	1 .30 (g)	–	(0 .40)	98 .9
(40 .83)	13,763	1.30	–	(0 .56)	64 .5
19.62	26,373	1.30	–	(0 .26)	47 .7
6.42	28,652	1.31	–	(0 .03)	58 .5

16.71 (d)	18,990	0.99 (f),(g)	–	(0 .25) (f)	42 .9 (f)
22.87	12,655	1.02	1 .07	(0 .22)	49 .8
28.44	4,213	1 .11 (g)	–	(0 .20)	98 .9
(40 .78)	3,767	1.11	–	(0 .38)	64 .5
19.97	6,315	1.11	–	(0 .11)	47 .7
6.46	3,732	1.12	–	0 .41	58 .5

16.80 (d)	91,841	0.87 (f),(g)	–	(0 .12) (f)	42 .9 (f)
23.15	65,597	0.90	0 .95	(0 .12)	49 .8
28.44	16,770	0 .99 (g)	–	(0 .09)	98 .9
(40 .73)	14,195	0.99	–	(0 .26)	64 .5
20.14	34,416	0.99	–	0 .02	47 .7
6.66	28,122	1.00	–	0 .25	58 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

444

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
LARGECAP GROWTH FUND II
Class J shares
2011(c)	$7 .13	$–	$1 .10	$1 .10	($0 .03)	($0 .04)	($0 .07)	$8 .16
2010	6.22	–	0.91	0.91	–	–	–	7.13
2009	5.48	(0 .01)	0.75	0.74	–	–	–	6.22
2008	9.30	(0 .03)	(2 .86)	(2 .89)	–	(0 .93)	(0 .93)	5.48
2007	8.43	(0 .05)	1.65	1.60	–	(0 .73)	(0 .73)	9.30
2006	7.71	(0 .05)	0.86	0.81	–	(0 .09)	(0 .09)	8.43
Institutional shares
2011(c)	7.85	0 .03	1 .20	1 .23	(0 .07)	(0 .04)	(0 .11)	8.97
2010	6.83	0 .05	1 .00	1 .05	(0 .03)	–	(0 .03)	7.85
2009	6.01	0 .03	0 .83	0 .86	(0 .04)	–	(0 .04)	6.83
2008	10 .05	0 .02	(3 .13)	(3 .11)	–	(0 .93)	(0 .93)	6.01
2007	8.99	0 .02	1 .78	1 .80	(0 .01)	(0 .73)	(0 .74)	10 .05
2006	8.17	0 .01	0 .91	0 .92	(0 .01)	(0 .09)	(0 .10)	8.99
R-1 shares
2011(c)	7.52	(0 .01)	1.16	1.15	–	(0 .04)	(0 .04)	8.63
2010	6.58	(0 .02)	0.96	0.94	–	–	–	7.52
2009	5.80	(0 .02)	0.80	0.78	–	–	–	6.58
2008	9.81	(0 .05)	(3 .03)	(3 .08)	–	(0 .93)	(0 .93)	5.80
2007	8.86	(0 .07)	1.75	1.68	–	(0 .73)	(0 .73)	9.81
2006	8.11	(0 .06)	0.90	0.84	–	(0 .09)	(0 .09)	8.86
R-2 shares
2011(c)	7.31	–	1.11	1.11	(0 .01)	(0 .04)	(0 .05)	8.37
2010	6.38	(0 .01)	0.94	0.93	–	–	–	7.31
2009	5.62	(0 .01)	0.77	0.76	–	–	–	6.38
2008	9.52	(0 .04)	(2 .93)	(2 .97)	–	(0 .93)	(0 .93)	5.62
2007	8.61	(0 .05)	1.69	1.64	–	(0 .73)	(0 .73)	9.52
2006	7.87	(0 .05)	0.88	0.83	–	(0 .09)	(0 .09)	8.61
R-3 shares
2011(c)	7.45	–	1.14	1.14	(0 .03)	(0 .04)	(0 .07)	8.52
2010	6.49	–	0.96	0.96	–	–	–	7.45
2009	5.71	–	0.78	0.78	–	–	–	6.49
2008	9.65	(0 .03)	(2 .98)	(3 .01)	–	(0 .93)	(0 .93)	5.71
2007	8.69	(0 .03)	1.72	1.69	–	(0 .73)	(0 .73)	9.65
2006	7.94	(0 .04)	0.88	0.84	–	(0 .09)	(0 .09)	8.69
R-4 shares
2011(c)	7.61	0 .01	1 .16	1 .17	(0 .04)	(0 .04)	(0 .08)	8.70
2010	6.63	0 .02	0 .97	0 .99	(0 .01)	–	(0 .01)	7.61
2009	5.81	0 .01	0 .81	0 .82	–	–	–	6.63
2008	9.79	(0 .01)	(3 .04)	(3 .05)	–	(0 .93)	(0 .93)	5.81
2007	8.80	(0 .02)	1.74	1.72	–	(0 .73)	(0 .73)	9.79
2006	8.02	(0 .02)	0.89	0.87	–	(0 .09)	(0 .09)	8.80
R-5 shares
2011(c)	7.67	0 .02	1 .17	1 .19	(0 .05)	(0 .04)	(0 .09)	8.77
2010	6.68	0 .03	0 .98	1 .01	(0 .02)	–	(0 .02)	7.67
2009	5.87	0 .02	0 .81	0 .83	(0 .02)	–	(0 .02)	6.68
2008	9.86	–	(3 .06)	(3 .06)	–	(0 .93)	(0 .93)	5.87
2007	8.85	(0 .01)	1.75	1.74	–	(0 .73)	(0 .73)	9.86
2006	8.05	(0 .01)	0.90	0.89	–	(0 .09)	(0 .09)	8.85

See accompanying notes.

445

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
		Ratio of Expenses	Ratio of Gross	Investment Income
	Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

15.48%(d),(e)	$30,280	1 .46%(f)	1 .61%(f)	0 .11%(f)	58 .4%(f)
14.63 (e)	26,662	1 .57	1 .65	(0 .03)	70 .8
13.50 (e)	23,413	1 .73	1 .78	(0 .24)	140 .0
(34 .44) (e)	19,225	1 .59	–	(0 .41)	132 .4
20.52 (e)	30,363	1 .75	–	(0 .59)	138 .3 (h)
10.56 (e)	13,866	1 .75	1 .87	(0 .66)	143 .4

15.81 (d)	1,122,543	0 .93 (f),(g)	–	0.66 (f)	58 .4 (f)
15.38	1,291,759	0 .92 (g)	–	0 .62	70 .8
14.40	1,499,432	0 .93 (g)	–	0 .56	140 .0
(34 .03)	1,330,829	0 .94	–	0 .22	132 .4
21.56	750,044	0 .99	–	0 .19	138 .3 (h)
11.30	766,512	0 .99	–	0 .11	143 .4

15.34 (d)	1,437	1 .81 (f),(g)	–	(0 .22) (f)	58 .4 (f)
14.29	1,473	1 .80 (g)	–	(0 .26)	70 .8
13.45	1,472	1 .81 (g)	–	(0 .34)	140 .0
(34 .60)	889	1 .82	–	(0 .65)	132 .4
20.42	1,727	1 .87	–	(0 .73)	138 .3 (h)
10.41	420	1 .87	–	(0 .77)	143 .4

15.25 (d)	6,998	1 .68 (f),(g)	–	(0 .09) (f)	58 .4 (f)
14.58	7,359	1 .67 (g)	–	(0 .13)	70 .8
13.52	7,619	1 .68 (g)	–	(0 .18)	140 .0
(34 .50)	7,131	1 .69	–	(0 .50)	132 .4
20.55	14,150	1 .74	–	(0 .56)	138 .3 (h)
10.60	12,511	1 .74	–	(0 .65)	143 .4

15.37 (d)	10,144	1 .50 (f),(g)	–	0.04 (f)	58 .4 (f)
14.79	8,490	1 .49 (g)	–	0 .05	70 .8
13.66	9,327	1 .50 (g)	–	(0 .02)	140 .0
(34 .43)	5,857	1 .51	–	(0 .32)	132 .4
20.96	9,884	1 .56	–	(0 .39)	138 .3 (h)
10.64	8,440	1 .56	–	(0 .47)	143 .4

15.52 (d)	8,266	1 .31 (f),(g)	–	0.27 (f)	58 .4 (f)
14.95	9,396	1 .30 (g)	–	0 .24	70 .8
14.11	6,499	1 .31 (g)	–	0 .19	140 .0
(34 .34)	6,937	1 .32	–	(0 .11)	132 .4
21.06	22,117	1 .37	–	(0 .20)	138 .3 (h)
10.91	18,798	1 .37	–	(0 .28)	143 .4

15.64 (d)	20,593	1 .19 (f),(g)	–	0.40 (f)	58 .4 (f)
15.07	24,655	1 .18 (g)	–	0 .36	70 .8
14.13	17,233	1 .19 (g)	–	0 .30	140 .0
(34 .19)	16,528	1 .20	–	(0 .03)	132 .4
21.17	24,856	1 .25	–	(0 .08)	138 .3 (h)
11.12	17,520	1 .25	–	(0 .18)	143 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager, Distributor and/or custodian.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

See accompanying footnotes.

446

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period (Loss)(a)		Investments	Operations	Income	Gains	Distributions of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2011(c)	$8 .27	$0.06	$1 .26	$1 .32	($0 .08)	$–	($0 .08)	$9 .51
2010	7.24	0 .11	1 .02	1 .13	(0 .10)	–	(0 .10)	8.27
2009	6.79	0 .11	0 .47	0 .58	(0 .13)	–	(0 .13)	7.24
2008	10 .95	0 .14	(4 .05)	(3 .91)	(0 .13)	(0 .12)	(0 .25)	6.79
2007	9.76	0 .13	1 .19	1 .32	(0 .10)	(0 .03)	(0 .13)	10 .95
2006	8.56	0 .11	1 .21	1 .32	(0 .08)	(0 .04)	(0 .12)	9.76
Institutional shares
2011(c)	8.35	0 .08	1 .27	1 .35	(0 .12)	–	(0 .12)	9.58
2010	7.31	0 .15	1 .03	1 .18	(0 .14)	–	(0 .14)	8.35
2009	6.87	0 .14	0 .48	0 .62	(0 .18)	–	(0 .18)	7.31
2008	11 .08	0 .19	(4 .09)	(3 .90)	(0 .19)	(0 .12)	(0 .31)	6.87
2007	9.88	0 .19	1 .21	1 .40	(0 .17)	(0 .03)	(0 .20)	11 .08
2006	8.67	0 .16	1 .23	1 .39	(0 .14)	(0 .04)	(0 .18)	9.88
R-1 shares
2011(c)	8.31	0 .04	1 .26	1 .30	(0 .06)	–	(0 .06)	9.55
2010	7.29	0 .08	1 .03	1 .11	(0 .09)	–	(0 .09)	8.31
2009	6.81	0 .09	0 .49	0 .58	(0 .10)	–	(0 .10)	7.29
2008	10 .99	0 .11	(4 .07)	(3 .96)	(0 .10)	(0 .12)	(0 .22)	6.81
2007	9.80	0 .10	1 .20	1 .30	(0 .08)	(0 .03)	(0 .11)	10 .99
2006	8.61	0 .08	1 .21	1 .29	(0 .06)	(0 .04)	(0 .10)	9.80
R-2 shares
2011(c)	8.34	0 .04	1 .27	1 .31	(0 .05)	–	(0 .05)	9.60
2010	7.31	0 .09	1 .03	1 .12	(0 .09)	–	(0 .09)	8.34
2009	6.84	0 .10	0 .48	0 .58	(0 .11)	–	(0 .11)	7.31
2008	11 .03	0 .12	(4 .08)	(3 .96)	(0 .11)	(0 .12)	(0 .23)	6.84
2007	9.84	0 .11	1 .20	1 .31	(0 .09)	(0 .03)	(0 .12)	11 .03
2006	8.63	0 .10	1 .22	1 .32	(0 .07)	(0 .04)	(0 .11)	9.84
R-3 shares
2011(c)	8.35	0 .06	1 .26	1 .32	(0 .07)	–	(0 .07)	9.60
2010	7.32	0 .11	1 .03	1 .14	(0 .11)	–	(0 .11)	8.35
2009	6.85	0 .11	0 .49	0 .60	(0 .13)	–	(0 .13)	7.32
2008	11 .06	0 .14	(4 .10)	(3 .96)	(0 .13)	(0 .12)	(0 .25)	6.85
2007	9.86	0 .13	1 .21	1 .34	(0 .11)	(0 .03)	(0 .14)	11 .06
2006	8.66	0 .11	1 .22	1 .33	(0 .09)	(0 .04)	(0 .13)	9.86
R-4 shares
2011(c)	8.38	0 .06	1 .28	1 .34	(0 .09)	–	(0 .09)	9.63
2010	7.34	0 .12	1 .04	1 .16	(0 .12)	–	(0 .12)	8.38
2009	6.89	0 .12	0 .48	0 .60	(0 .15)	–	(0 .15)	7.34
2008	11 .11	0 .15	(4 .10)	(3 .95)	(0 .15)	(0 .12)	(0 .27)	6.89
2007	9.91	0 .15	1 .21	1 .36	(0 .13)	(0 .03)	(0 .16)	11 .11
2006	8.69	0 .13	1 .23	1 .36	(0 .10)	(0 .04)	(0 .14)	9.91
R-5 shares
2011(c)	8.44	0 .07	1 .28	1 .35	(0 .10)	–	(0 .10)	9.69
2010	7.39	0 .13	1 .05	1 .18	(0 .13)	–	(0 .13)	8.44
2009	6.93	0 .13	0 .49	0 .62	(0 .16)	–	(0 .16)	7.39
2008	11 .17	0 .17	(4 .13)	(3 .96)	(0 .16)	(0 .12)	(0 .28)	6.93
2007	9.96	0 .17	1 .21	1 .38	(0 .14)	(0 .03)	(0 .17)	11 .17
2006	8.74	0 .14	1 .24	1 .38	(0 .12)	(0 .04)	(0 .16)	9.96

See accompanying notes.

447

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Rate

16.03%(d),(e)	$361,829	0.60%(f)	0 .73%(f)	1 .32%(f)	3.3%(f)
15.74 (e)	317,882	0.69	0 .76	1 .36	8 .0
8.95 (e)	260,397	0.76	0 .81	1 .72	7 .6
(36 .51) (e)	247,433	0.69	–	1.54	8.2
13.73 (e)	423,409	0.75	–	1.24	5.6
15.48 (e)	371,614	0.82	–	1.16	3.7

16.27 (d)	1,576,035	0 .16 (f)	0.16 (f)	1.75 (f)	3.3 (f)
16.27	1,343,467	0.18	0 .18	1 .87	8 .0
9.53	136,579	0.19	0 .25	2 .26	7 .6
(36 .15)	112,221	0.16	–	2.05	8.2
14.42	87,900	0.15	–	1.79	5.6
16.22	30,128	0.15	–	1.74	3.7

15.66 (d)	19,185	1 .03 (f)	–	0.89 (f)	3.3 (f)
15.32	16,843	1.04	–	1.02	8.0
8.71	12,677	1.04	–	1.35	7.6
(36 .75)	7,825	1.04	–	1.19	8.2
13.43	13,456	1.03	–	0.94	5.6
15.07	7,086	1.03	–	0.88	3.7

15.73 (d)	44,461	0 .90 (f)	–	1.03 (f)	3.3 (f)
15.47	47,540	0.91	–	1.15	8.0
8.82	47,447	0.91	–	1.55	7.6
(36 .62)	41,405	0.91	–	1.32	8.2
13.52	70,976	0.90	–	1.10	5.6
15.41	70,430	0.90	–	1.08	3.7

15.88 (d)	141,431	0 .72 (f)	–	1.19 (f)	3.3 (f)
15.61	115,162	0.73	–	1.34	8.0
9.13	136,863	0.73	–	1.72	7.6
(36 .59)	118,216	0.73	–	1.49	8.2
13.80	181,330	0.72	–	1.27	5.6
15.45	129,817	0.72	–	1.25	3.7

16.07 (d)	122,171	0 .53 (f)	–	1.38 (f)	3.3 (f)
15.88	106,514	0.54	–	1.51	8.0
9.18	83,855	0.54	–	1.90	7.6
(36 .39)	67,528	0.54	–	1.67	8.2
13.94	63,469	0.53	–	1.45	5.6
15.85	40,489	0.53	–	1.41	3.7

16.09 (d)	249,934	0 .41 (f)	–	1.49 (f)	3.3 (f)
16.03	190,814	0.42	–	1.63	8.0
9.31	173,787	0.42	–	2.02	7.6
(36 .30)	139,495	0.42	–	1.81	8.2
14.11	250,112	0.41	–	1.59	5.6
15.89	213,092	0.41	–	1.56	3.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

448

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period (Loss)(a)		Investments Operations		Income	Gains	Distributions of Period
LARGECAP VALUE FUND
Class J shares
2011(c)	$8 .68	$0.04	$1 .60	$1 .64	($0 .07)	$–	($0 .07)	$10.25
2010	7.74	0 .08	0 .97	1 .05	(0 .11)	–	(0 .11)	8.68
2009	7.83	0 .13	(0 .07)	0.06	(0 .15)	–	(0 .15)	7.74
2008	13 .37	0 .17	(4 .53)	(4 .36)	(0 .14)	(1 .04)	(1 .18)	7.83
2007	12 .94	0 .16	0 .99	1 .15	(0 .12)	(0 .60)	(0 .72)	13 .37
2006	11 .19	0 .14	1 .95	2 .09	(0 .05)	(0 .29)	(0 .34)	12 .94
Institutional shares
2011(c)	8.81	0 .06	1 .62	1 .68	(0 .12)	–	(0 .12)	10 .37
2010	7.85	0 .13	0 .99	1 .12	(0 .16)	–	(0 .16)	8.81
2009	7.95	0 .17	(0 .06)	0.11	(0 .21)	–	(0 .21)	7.85
2008	13 .56	0 .24	(4 .59)	(4 .35)	(0 .22)	(1 .04)	(1 .26)	7.95
2007	13 .13	0 .25	1 .01	1 .26	(0 .23)	(0 .60)	(0 .83)	13 .56
2006	11 .36	0 .23	1 .98	2 .21	(0 .15)	(0 .29)	(0 .44)	13 .13
R-1 shares
2011(c)	8.72	0 .03	1 .60	1 .63	(0 .04)	–	(0 .04)	10 .31
2010	7.79	0 .06	0 .99	1 .05	(0 .12)	–	(0 .12)	8.72
2009	7.88	0 .11	(0 .07)	0.04	(0 .13)	–	(0 .13)	7.79
2008	13 .44	0 .15	(4 .55)	(4 .40)	(0 .12)	(1 .04)	(1 .16)	7.88
2007	13 .02	0 .13	1 .00	1 .13	(0 .11)	(0 .60)	(0 .71)	13 .44
2006	11 .27	0 .12	1 .97	2 .09	(0 .05)	(0 .29)	(0 .34)	13 .02
R-2 shares
2011(c)	8.74	0 .03	1 .61	1 .64	(0 .05)	–	(0 .05)	10 .33
2010	7.80	0 .07	0 .98	1 .05	(0 .11)	–	(0 .11)	8.74
2009	7.88	0 .12	(0 .06)	0.06	(0 .14)	–	(0 .14)	7.80
2008	13 .45	0 .17	(4 .57)	(4 .40)	(0 .13)	(1 .04)	(1 .17)	7.88
2007	13 .03	0 .16	0 .99	1 .15	(0 .13)	(0 .60)	(0 .73)	13 .45
2006	11 .28	0 .14	1 .96	2 .10	(0 .06)	(0 .29)	(0 .35)	13 .03
R-3 shares
2011(c)	8.72	0 .04	1 .61	1 .65	(0 .03)	–	(0 .03)	10 .34
2010	7.78	0 .09	0 .98	1 .07	(0 .13)	–	(0 .13)	8.72
2009	7.87	0 .12	(0 .05)	0.07	(0 .16)	–	(0 .16)	7.78
2008	13 .44	0 .18	(4 .56)	(4 .38)	(0 .15)	(1 .04)	(1 .19)	7.87
2007	13 .02	0 .17	1 .00	1 .17	(0 .15)	(0 .60)	(0 .75)	13 .44
2006	11 .26	0 .16	1 .97	2 .13	(0 .08)	(0 .29)	(0 .37)	13 .02
R-4 shares
2011(c)	8.74	0 .05	1 .60	1 .65	(0 .09)	–	(0 .09)	10 .30
2010	7.79	0 .10	0 .99	1 .09	(0 .14)	–	(0 .14)	8.74
2009	7.89	0 .15	(0 .07)	0.08	(0 .18)	–	(0 .18)	7.79
2008	13 .46	0 .20	(4 .56)	(4 .36)	(0 .17)	(1 .04)	(1 .21)	7.89
2007	13 .04	0 .20	1 .00	1 .20	(0 .18)	(0 .60)	(0 .78)	13 .46
2006	11 .28	0 .18	1 .97	2 .15	(0 .10)	(0 .29)	(0 .39)	13 .04
R-5 shares
2011(c)	8.81	0 .05	1 .63	1 .68	(0 .11)	–	(0 .11)	10 .38
2010	7.85	0 .12	0 .98	1 .10	(0 .14)	–	(0 .14)	8.81
2009	7.95	0 .15	(0 .06)	0.09	(0 .19)	–	(0 .19)	7.85
2008	13 .55	0 .22	(4 .59)	(4 .37)	(0 .19)	(1 .04)	(1 .23)	7.95
2007	13 .12	0 .21	1 .01	1 .22	(0 .19)	(0 .60)	(0 .79)	13 .55
2006	11 .35	0 .20	1 .98	2 .18	(0 .12)	(0 .29)	(0 .41)	13 .12

See accompanying notes.

449

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
			Ratio of Gross	Investment
		Ratio of Expenses	Expenses to	Income to
	Net Assets, End of	to Average Net	Average Net	Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Turnover Rate

19.02%(d),(e)	$51,168	0.98%(f)	1 .12%(f)	0 .81%(f)	136 .9%(f)
13.67 (e)	41,563	1.08	1 .15	0 .98	192 .9
0.93 (e)	37,302	1.19	1 .24	1 .80	170 .2
(35 .55) (e)	38,836	1.09	–	1 .66	132 .1
9.32 (e)	60,957	1.11	–	1 .22	100 .3
19.11 (e)	50,418	1.21	–	1 .14	92 .8

19.28 (d)	1,445,950	0.45 (f)	–	1.32 (f)	136 .9 (f)
14.45	950,085	0.46	–	1 .54	192 .9
1.69	571,990	0.47	–	2 .45	170 .2
(35 .15)	392,068	0.45	–	2 .29	132 .1
10.04	467,050	0.44	–	1 .88	100 .3
19.99	354,854	0.45	–	1 .91	92 .8

18.76 (d)	1,440	1.32 (f)	–	0.49 (f)	136 .9 (f)
13.51	1,300	1.32	–	0 .75	192 .9
0.70	1,420	1.33	–	1 .49	170 .2
(35 .65)	647	1.33	–	1 .40	132 .1
9.04	1,010	1.32	–	1 .00	100 .3
18.91	692	1.33	–	0 .99	92 .8

18.88 (d)	3,316	1.19 (f)	–	0.62 (f)	136 .9 (f)
13.56	3,191	1.19	–	0 .87	192 .9
0.94	3,025	1.20	–	1 .62	170 .2
(35 .63)	1,735	1.20	–	1 .58	132 .1
9.18	3,608	1.19	–	1 .18	100 .3
19.05	4,962	1.20	–	1 .19	92 .8

19.02 (d)	2,688	1.01 (f)	–	0.79 (f)	136 .9 (f)
13.86	3,466	1.01	–	1 .13	192 .9
1.10	5,783	1.02	–	1 .74	170 .2
(35 .53)	1,969	1.02	–	1 .73	132 .1
9.39	3,258	1.01	–	1 .32	100 .3
19.39	2,910	1.02	–	1 .29	92 .8

19.05 (d)	3,145	0.82 (f)	–	0.97 (f)	136 .9 (f)
14.09	2,289	0.82	–	1 .24	192 .9
1.23	2,009	0.83	–	2 .04	170 .2
(35 .36)	1,438	0.83	–	1 .91	132 .1
9.60	1,928	0.82	–	1 .49	100 .3
19.57	1,278	0.83	–	1 .51	92 .8

19.15 (d)	5,767	0.70 (f)	–	1.10 (f)	136 .9 (f)
14.16	5,627	0.70	–	1 .38	192 .9
1.31	7,054	0.71	–	2 .09	170 .2
(35 .26)	3,015	0.71	–	2 .06	132 .1
9.75	9,482	0.70	–	1 .62	100 .3
19.69	9,450	0.71	–	1 .65	92 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

450

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
LARGECAP VALUE FUND I
Institutional shares
2011(b)	$10 .07	$0.07	$1 .54	$1 .61	($0 .15)	$–	($0 .15)	$11.53
2010	9.12	0 .12	0 .96	1 .08	(0 .13)	–	(0 .13)	10 .07
2009	8.77	0 .15	0 .39	0 .54	(0 .19)	–	(0 .19)	9 .12
2008	15.02	0 .22	(5 .95)	(5 .73)	(0 .19)	(0 .33)	(0 .52)	8 .77
2007	13.77	0 .20	1 .46	1 .66	(0 .13)	(0 .28)	(0 .41)	15 .02
2006	11.80	0 .16	2 .04	2 .20	(0 .10)	(0 .13)	(0 .23)	13 .77
R-1 shares
2011(b)	10.00	0 .03	1 .53	1 .56	(0 .06)	–	(0 .06)	11 .50
2010	9.08	0 .04	0 .95	0 .99	(0 .07)	–	(0 .07)	10 .00
2009	8.70	0 .08	0 .39	0 .47	(0 .09)	–	(0 .09)	9 .08
2008	14.90	0 .12	(5 .92)	(5 .80)	(0 .07)	(0 .33)	(0 .40)	8 .70
2007	13.65	0 .07	1 .46	1 .53	–	(0 .28)	(0 .28)	14 .90
2006	11.71	0 .03	2 .04	2 .07	–	(0 .13)	(0 .13)	13 .65
R-2 shares
2011(b)	9.98	0 .04	1 .52	1 .56	(0 .04)	–	(0 .04)	11 .50
2010	9.04	0 .06	0 .94	1 .00	(0 .06)	–	(0 .06)	9 .98
2009	8.68	0 .09	0 .38	0 .47	(0 .11)	–	(0 .11)	9 .04
2008	14.86	0 .13	(5 .90)	(5 .77)	(0 .08)	(0 .33)	(0 .41)	8 .68
2007	13.62	0 .09	1 .45	1 .54	(0 .02)	(0 .28)	(0 .30)	14 .86
2006	11.69	0 .06	2 .01	2 .07	(0 .01)	(0 .13)	(0 .14)	13 .62
R-3 shares
2011(b)	10.00	0 .04	1 .53	1 .57	(0 .08)	–	(0 .08)	11 .49
2010	9.07	0 .07	0 .95	1 .02	(0 .09)	–	(0 .09)	10 .00
2009	8.71	0 .10	0 .39	0 .49	(0 .13)	–	(0 .13)	9 .07
2008	14.91	0 .15	(5 .91)	(5 .76)	(0 .11)	(0 .33)	(0 .44)	8 .71
2007	13.66	0 .12	1 .46	1 .58	(0 .05)	(0 .28)	(0 .33)	14 .91
2006	11.72	0 .09	2 .01	2 .10	(0 .03)	(0 .13)	(0 .16)	13 .66
R-4 shares
2011(b)	10.01	0 .05	1 .54	1 .59	(0 .11)	–	(0 .11)	11 .49
2010	9.08	0 .09	0 .94	1 .03	(0 .10)	–	(0 .10)	10 .01
2009	8.73	0 .11	0 .40	0 .51	(0 .16)	–	(0 .16)	9 .08
2008	14.95	0 .17	(5 .93)	(5 .76)	(0 .13)	(0 .33)	(0 .46)	8 .73
2007	13.69	0 .14	1 .47	1 .61	(0 .07)	(0 .28)	(0 .35)	14 .95
2006	11.74	0 .11	2 .02	2 .13	(0 .05)	(0 .13)	(0 .18)	13 .69
R-5 shares
2011(b)	10.05	0 .06	1 .54	1 .60	(0 .12)	–	(0 .12)	11 .53
2010	9.10	0 .10	0 .95	1 .05	(0 .10)	–	(0 .10)	10 .05
2009	8.74	0 .12	0 .40	0 .52	(0 .16)	–	(0 .16)	9 .10
2008	14.98	0 .19	(5 .95)	(5 .76)	(0 .15)	(0 .33)	(0 .48)	8 .74
2007	13.72	0 .16	1 .47	1 .63	(0 .09)	(0 .28)	(0 .37)	14 .98
2006	11.77	0 .13	2 .02	2 .15	(0 .07)	(0 .13)	(0 .20)	13 .72

See accompanying notes.

451

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment
			Income to	Portfolio
	Net Assets, End of	Ratio of Expenses to	Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets	Assets	Rate

16.08%(c)	$2,269,307	0.76%(d),(e)	1 .36%(d)	62 .6%(d)
11.89	2,235,141	0.77 (e)	1 .28	73 .6
6.56	1,245,238	0.79 (e)	1 .82	114 .5
(39.42)	874,193	0.79	1 .82	52 .1
12.33	1,003,450	0.79	1 .37	35 .8
18.85	563,868	0.80	1 .29	41 .3

15.60 (c)	5,714	1 .64 (d),(e)	0 .47 (d)	62 .6 (d)
10.89	5,335	1.64 (e)	0 .41	73 .6
5.59	4,784	1.66 (e)	0 .93	114 .5
(39.94)	3,370	1.67	0 .95	52 .1
11.45	5,520	1.67	0 .52	35 .8
17.78	4,691	1.68	0 .24	41 .3

15.70 (c)	2,225	1 .51 (d),(e)	0 .64 (d)	62 .6 (d)
11.04	4,021	1.51 (e)	0 .58	73 .6
5.64	5,336	1.53 (e)	1 .12	114 .5
(39.83)	4,848	1.54	1 .08	52 .1
11.54	6,886	1.54	0 .64	35 .8
17.78	5,462	1.55	0 .48	41 .3

15.73 (c)	3,986	1 .33 (d),(e)	0 .80 (d)	62 .6 (d)
11.27	5,526	1.33 (e)	0 .73	73 .6
5.85	5,509	1.35 (e)	1 .27	114 .5
(39.72)	4,422	1.36	1 .25	52 .1
11.79	7,005	1.36	0 .82	35 .8
18.04	5,338	1.37	0 .70	41 .3

15.96 (c)	4,652	1 .14 (d),(e)	0 .97 (d)	62 .6 (d)
11.38	4,096	1.14 (e)	0 .91	73 .6
6.11	3,486	1.16 (e)	1 .41	114 .5
(39.64)	2,386	1.17	1 .46	52 .1
12.05	2,571	1.17	0 .98	35 .8
18.32	1,271	1.18	0 .84	41 .3

16.03 (c)	6,740	1 .02 (d),(e)	1 .09 (d)	62 .6 (d)
11.60	6,332	1.02 (e)	1 .08	73 .6
6.29	9,613	1.04 (e)	1 .51	114 .5
(39.62)	5,745	1.05	1 .58	52 .1
12.15	9,406	1.05	1 .13	35 .8
18.42	6,758	1.06	1 .03	41 .3

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

452

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period (Loss)(a)		Investments Operations		Income	Gains	Distributions of Period
LARGECAP VALUE FUND III
Class J shares
2011(c)	$9 .56	$0.04	$1 .51	$1 .55	($0 .09)	$–	($0 .09)	$11.02
2010	8.55	0 .07	1 .04	1 .11	(0 .10)	–	(0 .10)	9.56
2009	8.36	0 .11	0 .24	0 .35	(0 .16)	–	(0 .16)	8.55
2008	15 .67	0 .23	(6 .40)	(6 .17)	(0 .20)	(0 .94)	(1 .14)	8.36
2007	15 .38	0 .18	0 .96	1 .14	(0 .14)	(0 .71)	(0 .85)	15 .67
2006	13 .34	0 .15	2 .48	2 .63	(0 .08)	(0 .51)	(0 .59)	15 .38
Institutional shares
2011(c)	9.70	0 .07	1 .53	1 .60	(0 .15)	–	(0 .15)	11 .15
2010	8.67	0 .13	1 .05	1 .18	(0 .15)	–	(0 .15)	9.70
2009	8.49	0 .16	0 .24	0 .40	(0 .22)	–	(0 .22)	8.67
2008	15 .91	0 .29	(6 .48)	(6 .19)	(0 .29)	(0 .94)	(1 .23)	8.49
2007	15 .61	0 .29	0 .97	1 .26	(0 .25)	(0 .71)	(0 .96)	15 .91
2006	13 .54	0 .25	2 .51	2 .76	(0 .18)	(0 .51)	(0 .69)	15 .61
R-1 shares
2011(c)	9.63	0 .03	1 .52	1 .55	(0 .06)	–	(0 .06)	11 .12
2010	8.61	0 .05	1 .05	1 .10	(0 .08)	–	(0 .08)	9.63
2009	8.40	0 .09	0 .24	0 .33	(0 .12)	–	(0 .12)	8.61
2008	15 .75	0 .19	(6 .43)	(6 .24)	(0 .17)	(0 .94)	(1 .11)	8.40
2007	15 .46	0 .14	0 .97	1 .11	(0 .11)	(0 .71)	(0 .82)	15 .75
2006	13 .41	0 .11	2 .51	2 .62	(0 .06)	(0 .51)	(0 .57)	15 .46
R-2 shares
2011(c)	9.59	0 .03	1 .52	1 .55	(0 .07)	–	(0 .07)	11 .07
2010	8.58	0 .06	1 .04	1 .10	(0 .09)	–	(0 .09)	9.59
2009	8.35	0 .10	0 .25	0 .35	(0 .12)	–	(0 .12)	8.58
2008	15 .66	0 .21	(6 .40)	(6 .19)	(0 .18)	(0 .94)	(1 .12)	8.35
2007	15 .38	0 .17	0 .95	1 .12	(0 .13)	(0 .71)	(0 .84)	15 .66
2006	13 .35	0 .14	2 .48	2 .62	(0 .08)	(0 .51)	(0 .59)	15 .38
R-3 shares
2011(c)	9.93	0 .04	1 .58	1 .62	(0 .07)	–	(0 .07)	11 .48
2010	8.86	0 .08	1 .07	1 .15	(0 .08)	–	(0 .08)	9.93
2009	8.64	0 .12	0 .25	0 .37	(0 .15)	–	(0 .15)	8.86
2008	16 .16	0 .24	(6 .62)	(6 .38)	(0 .20)	(0 .94)	(1 .14)	8.64
2007	15 .84	0 .20	0 .98	1 .18	(0 .15)	(0 .71)	(0 .86)	16 .16
2006	13 .73	0 .17	2 .55	2 .72	(0 .10)	(0 .51)	(0 .61)	15 .84
R-4 shares
2011(c)	9.66	0 .05	1 .52	1 .57	(0 .11)	–	(0 .11)	11 .12
2010	8.63	0 .09	1 .05	1 .14	(0 .11)	–	(0 .11)	9.66
2009	8.43	0 .13	0 .24	0 .37	(0 .17)	–	(0 .17)	8.63
2008	15 .80	0 .26	(6 .46)	(6 .20)	(0 .23)	(0 .94)	(1 .17)	8.43
2007	15 .51	0 .22	0 .97	1 .19	(0 .19)	(0 .71)	(0 .90)	15 .80
2006	13 .46	0 .19	2 .50	2 .69	(0 .13)	(0 .51)	(0 .64)	15 .51
R-5 shares
2011(c)	9.71	0 .05	1 .54	1 .59	(0 .12)	–	(0 .12)	11 .18
2010	8.68	0 .10	1 .05	1 .15	(0 .12)	–	(0 .12)	9.71
2009	8.47	0 .14	0 .25	0 .39	(0 .18)	–	(0 .18)	8.68
2008	15 .88	0 .27	(6 .49)	(6 .22)	(0 .25)	(0 .94)	(1 .19)	8.47
2007	15 .58	0 .24	0 .98	1 .22	(0 .21)	(0 .71)	(0 .92)	15 .88
2006	13 .51	0 .21	2 .52	2 .73	(0 .15)	(0 .51)	(0 .66)	15 .58

See accompanying notes.

453

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
			Ratio of Gross	Investment
			Expenses to	Income to	Portfolio
	Net Assets, End of	Ratio of Expenses to	Average Net	Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets	Assets(b)	Assets	Rate

16.33%(d),(e)	$76,279	1.28%(f)	1 .43%(f)	0 .83%(f)	62 .2%(f)
13.04 (e)	67,982	1.38	1 .45	0 .78	80 .6
4.39 (e)	64,656	1.43	1 .48	1 .41	98 .7
(42 .26) (e)	66,714	1.34	–	1 .89	55 .3
7.62 (e)	132,320	1.40	–	1 .16	29 .2
20.37 (e)	104,621	1.47	–	1 .03	20 .7

16.65 (d)	1,273,960	0.77 (f),(g)	–	1.38 (f)	62 .2 (f)
13.73	1,601,614	0.77 (g)	–	1 .39	80 .6
5.12	1,688,856	0.78 (g)	–	2 .04	98 .7
(41 .96)	1,592,265	0.77	–	2 .44	55 .3
8.33	2,156,908	0.76	–	1 .82	29 .2
21.18	2,028,156	0.77	–	1 .73	20 .7

16.11 (d)	4,454	1.65 (f),(g)	–	0.47 (f)	62 .2 (f)
12.79	4,179	1.65 (g)	–	0 .50	80 .6
4.17	4,470	1.66 (g)	–	1 .19	98 .7
(42 .45)	4,834	1.65	–	1 .57	55 .3
7.36	8,782	1.64	–	0 .90	29 .2
20.17	5,896	1.65	–	0 .78	20 .7

16.18 (d)	13,078	1.52 (f),(g)	–	0.61 (f)	62 .2 (f)
12.83	15,933	1.52 (g)	–	0 .64	80 .6
4.36	19,786	1.53 (g)	–	1 .35	98 .7
(42 .36)	25,923	1.52	–	1 .72	55 .3
7.48	63,577	1.51	–	1 .07	29 .2
20.27	61,713	1.52	–	0 .99	20 .7

16.35 (d)	20,125	1.34 (f),(g)	–	0.79 (f)	62 .2 (f)
13.05	23,390	1.34 (g)	–	0 .83	80 .6
4.48	34,970	1.35 (g)	–	1 .55	98 .7
(42 .26)	60,137	1.34	–	1 .90	55 .3
7.69	139,292	1.33	–	1 .24	29 .2
20.49	93,399	1.34	–	1 .15	20 .7

16.35 (d)	10,713	1.15 (f),(g)	–	0.99 (f)	62 .2 (f)
13.32	13,028	1.15 (g)	–	1 .02	80 .6
4.71	20,289	1.16 (g)	–	1 .70	98 .7
(42 .16)	23,519	1.15	–	2 .12	55 .3
7.90	59,964	1.14	–	1 .40	29 .2
20.69	42,774	1.15	–	1 .34	20 .7

16.51 (d)	24,212	1.03 (f),(g)	–	1.09 (f)	62 .2 (f)
13.38	22,321	1.03 (g)	–	1 .13	80 .6
4.92	32,818	1.04 (g)	–	1 .81	98 .7
(42 .13)	47,854	1.03	–	2 .21	55 .3
8.06	136,082	1.02	–	1 .54	29 .2
20.91	116,652	1.03	–	1 .46	20 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

454

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
MIDCAP BLEND FUND
Class J shares
2011(c)	$12 .63	$0 .01	$2 .51	$2 .52	($0 .13)	($0 .49)	($0 .62)	$14.53
2010	10.13	0 .08	2 .45	2 .53	(0 .03)	–	(0 .03)	12 .63
2009	9.28	–	1.37	1.37	–	(0 .52)	(0 .52)	10 .13
2008	15.60	(0 .03)	(4 .81)	(4 .84)	–	(1 .48)	(1 .48)	9.28
2007	14.58	(0 .03)	2.47	2.44	–	(1 .42)	(1 .42)	15 .60
2006	13.52	(0 .01)	1.78	1.77	–	(0 .71)	(0 .71)	14 .58
Institutional shares
2011(c)	13.18	0 .05	2 .61	2 .66	(0 .19)	(0 .49)	(0 .68)	15 .16
2010	10.56	0 .15	2 .56	2 .71	(0 .09)	–	(0 .09)	13 .18
2009	9.59	0 .06	1 .43	1 .49	–	(0 .52)	(0 .52)	10 .56
2008	15.99	0 .04	(4 .96)	(4 .92)	–	(1 .48)	(1 .48)	9.59
2007	14.92	0 .04	2 .53	2 .57	(0 .08)	(1 .42)	(1 .50)	15 .99
2006	13.79	0 .09	1 .83	1 .92	(0 .08)	(0 .71)	(0 .79)	14 .92
R-1 shares
2011(c)	12.65	(0 .01)	2.50	2.49	(0 .08)	(0 .49)	(0 .57)	14 .57
2010	10.17	0 .05	2 .45	2 .50	(0 .02)	–	(0 .02)	12 .65
2009	9.34	(0 .03)	1.38	1.35	–	(0 .52)	(0 .52)	10 .17
2008	15.73	(0 .07)	(4 .84)	(4 .91)	–	(1 .48)	(1 .48)	9.34
2007	14.73	(0 .07)	2.49	2.42	–	(1 .42)	(1 .42)	15 .73
2006	13.68	(0 .04)	1.80	1.76	–	(0 .71)	(0 .71)	14 .73
R-2 shares
2011(c)	12.71	–	2.51	2.51	(0 .12)	(0 .49)	(0 .61)	14 .61
2010	10.21	0 .07	2 .46	2 .53	(0 .03)	–	(0 .03)	12 .71
2009	9.36	(0 .02)	1.39	1.37	–	(0 .52)	(0 .52)	10 .21
2008	15.74	(0 .05)	(4 .85)	(4 .90)	–	(1 .48)	(1 .48)	9.36
2007	14.71	(0 .05)	2.50	2.45	–	(1 .42)	(1 .42)	15 .74
2006	13.64	(0 .01)	1.79	1.78	–	(0 .71)	(0 .71)	14 .71
R-3 shares
2011(c)	12.93	0 .01	2 .56	2 .57	(0 .14)	(0 .49)	(0 .63)	14 .87
2010	10.38	0 .08	2 .51	2 .59	(0 .04)	–	(0 .04)	12 .93
2009	9.48	–	1.42	1.42	–	(0 .52)	(0 .52)	10 .38
2008	15.91	(0 .03)	(4 .92)	(4 .95)	–	(1 .48)	(1 .48)	9.48
2007	14.83	(0 .03)	2.53	2.50	–	(1 .42)	(1 .42)	15 .91
2006	13.72	0 .01	1 .81	1 .82	–	(0 .71)	(0 .71)	14 .83
R-4 shares
2011(c)	13.21	0 .02	2 .62	2 .64	(0 .17)	(0 .49)	(0 .66)	15 .19
2010	10.59	0 .10	2 .57	2 .67	(0 .05)	–	(0 .05)	13 .21
2009	9.65	0 .02	1 .44	1 .46	–	(0 .52)	(0 .52)	10 .59
2008	16.13	–	(5 .00)	(5 .00)	–	(1 .48)	(1 .48)	9.65
2007	15.02	–	2.56	2.56	(0 .03)	(1 .42)	(1 .45)	16 .13
2006	13.90	0 .03	1 .82	1 .85	(0 .02)	(0 .71)	(0 .73)	15 .02
R-5 shares
2011(c)	13.09	0 .03	2 .60	2 .63	(0 .17)	(0 .49)	(0 .66)	15 .06
2010	10.50	0 .11	2 .55	2 .66	(0 .07)	–	(0 .07)	13 .09
2009	9.56	0 .03	1 .43	1 .46	–	(0 .52)	(0 .52)	10 .50
2008	15.98	0 .02	(4 .96)	(4 .94)	–	(1 .48)	(1 .48)	9.56
2007	14.90	0 .02	2 .52	2 .54	(0 .04)	(1 .42)	(1 .46)	15 .98
2006	13.78	0 .06	1 .81	1 .87	(0 .04)	(0 .71)	(0 .75)	14 .90

See accompanying notes.

455

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Rate

20.69%(d),(e)	$213,004	1.12%(f)	1 .25%(f)	0 .21%(f)	23 .9%(f)
25.02 (e)	174,254	1.22	1 .29	0 .70	26 .7
16.33 (e)	143,192	1.30	1 .35	(0 .06)	12 .9
(34 .09) (e)	128,240	1.22	–	(0 .21)	26 .8
18.00 (e)	212,869	1.28	–	(0 .23)	30 .6
13.54 (e)	157,731	1.35	–	(0 .07)	43 .4

20.98 (d)	575,414	0.65 (f)	0.65 (f)	0.66 (f)	23 .9 (f)
25.78	392,309	0.66	0 .66	1 .22	26 .7
17.09	423,084	0.69	0 .70	0 .60	12 .9
(33 .73)	28,740	0.65	–	0 .30	26 .8
18.64	1,378	0.64	–	0 .23	30 .6
14.43	13	0.64	–	0 .65	43 .4

20.42 (d)	2,565	1.51 (f)	–	(0 .18) (f)	23 .9 (f)
24.64	2,261	1.52	–	0 .40	26 .7
15.99	1,879	1.53	–	(0 .33)	12 .9
(34 .27)	954	1.53	–	(0 .53)	26 .8
17.66	1,323	1.52	–	(0 .49)	30 .6
13.30	467	1.52	–	(0 .26)	43 .4

20.49 (d)	7,766	1.38 (f)	–	(0 .07) (f)	23 .9 (f)
24.81	5,421	1.39	–	0 .56	26 .7
16.18	4,048	1.40	–	(0 .19)	12 .9
(34 .18)	2,552	1.40	–	(0 .40)	26 .8
17.90	3,312	1.39	–	(0 .34)	30 .6
13.49	2,631	1.39	–	(0 .10)	43 .4

20.64 (d)	25,155	1.20 (f)	–	0.12 (f)	23 .9 (f)
25.01	18,958	1.21	–	0 .72	26 .7
16.51	11,000	1.22	–	(0 .01)	12 .9
(34 .12)	7,650	1.22	–	(0 .21)	26 .8
18.12	10,101	1.21	–	(0 .17)	30 .6
13.72	6,374	1.21	–	0 .07	43 .4

20.71 (d)	18,815	1.01 (f)	–	0.28 (f)	23 .9 (f)
25.32	9,201	1.02	–	0 .86	26 .7
16.65	8,038	1.03	–	0 .19	12 .9
(33 .95)	4,998	1.03	–	(0 .03)	26 .8
18.29	6,618	1.02	–	0 .03	30 .6
13.80	5,352	1.02	–	0 .23	43 .4

20.88 (d)	50,060	0.89 (f)	–	0.42 (f)	23 .9 (f)
25.42	36,636	0.90	–	0 .96	26 .7
16.82	15,132	0.91	–	0 .31	12 .9
(33 .89)	10,606	0.91	–	0 .12	26 .8
18.39	26,379	0.90	–	0 .15	30 .6
14.06	20,033	0.90	–	0 .42	43 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

456

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Distributions	Total
	Value,	Investment and Unrealized Total From			from	Dividends Net Asset
	Beginning	Income	Gain (Loss) on Investment Realized			and	Value, End
	of Period	(Loss)(a)	Investments Operations		Gains	Distributions of Period		Total Return
MIDCAP GROWTH FUND
Class J shares
2011(c)	$6 .49	($0 .03)	$1 .65	$1 .62	$–	$–	$8.11	24 .96%(d),(e)
2010	5.12	(0 .05)	1.42	1.37	–	–	6.49	26 .76 (e)
2009	5.04	(0 .05)	0.13	0.08	–	–	5.12	1 .59 (e)
2008	8.33	(0 .05)	(2 .67)	(2 .72)	(0 .57)	(0 .57)	5.04	(35 .11) (e)
2007	6.32	(0 .06)	2.07	2.01	–	–	8.33	31 .80 (e)
2006	5.95	(0 .06)	0.43	0.37	–	–	6.32	6 .22 (e)
Institutional shares
2011(c)	7.10	(0 .01)	1.81	1.80	–	–	8.90	25 .35 (d)
2010	5.56	(0 .02)	1.56	1.54	–	–	7.10	27 .72
2009	5.43	(0 .01)	0.14	0.13	–	–	5.56	2 .39
2008	8.87	–	(2 .87)	(2 .87)	(0 .57)	(0 .57)	5.43	(34 .65)
2007	6.68	–	2.19	2.19	–	–	8.87	32 .78
2006	6.24	(0 .01)	0.45	0.44	–	–	6.68	7 .05
R-1 shares
2011(c)	6.73	(0 .05)	1.71	1.66	–	–	8.39	24 .67 (d)
2010	5.31	(0 .07)	1.49	1.42	–	–	6.73	26 .74
2009	5.24	(0 .06)	0.13	0.07	–	–	5.31	1 .34
2008	8.64	(0 .06)	(2 .77)	(2 .83)	(0 .57)	(0 .57)	5.24	(35 .13)
2007	6.56	(0 .07)	2.15	2.08	–	–	8.64	31 .71
2006	6.18	(0 .07)	0.45	0.38	–	–	6.56	6 .15
R-2 shares
2011(c)	6.92	(0 .04)	1.76	1.72	–	–	8.64	24 .86 (d)
2010	5.46	(0 .06)	1.52	1.46	–	–	6.92	26 .74
2009	5.38	(0 .05)	0.13	0.08	–	–	5.46	1 .49
2008	8.84	(0 .06)	(2 .83)	(2 .89)	(0 .57)	(0 .57)	5.38	(35 .01)
2007	6.71	(0 .06)	2.19	2.13	–	–	8.84	31 .74
2006	6.32	(0 .06)	0.45	0.39	–	–	6.71	6 .17
R-3 shares
2011(c)	7.07	(0 .04)	1.80	1.76	–	–	8.83	24 .89 (d)
2010	5.57	(0 .05)	1.55	1.50	–	–	7.07	26 .93
2009	5.47	(0 .05)	0.15	0.10	–	–	5.57	1 .83
2008	8.96	(0 .04)	(2 .88)	(2 .92)	(0 .57)	(0 .57)	5.47	(34 .86)
2007	6.79	(0 .05)	2.22	2.17	–	–	8.96	31 .96
2006	6.38	(0 .05)	0.46	0.41	–	–	6.79	6 .43
R-4 shares
2011(c)	7.19	(0 .03)	1.83	1.80	–	–	8.99	25 .03 (d)
2010	5.65	(0 .04)	1.58	1.54	–	–	7.19	27 .26
2009	5.54	(0 .03)	0.14	0.11	–	–	5.65	1 .99
2008	9.07	(0 .03)	(2 .93)	(2 .96)	(0 .57)	(0 .57)	5.54	(34 .88)
2007	6.85	(0 .03)	2.25	2.22	–	–	9.07	32 .41
2006	6.43	(0 .04)	0.46	0.42	–	–	6.85	6 .53
R-5 shares
2011(c)	7.29	(0 .02)	1.85	1.83	–	–	9.12	25 .10 (d)
2010	5.72	(0 .04)	1.61	1.57	–	–	7.29	27 .45
2009	5.60	(0 .03)	0.15	0.12	–	–	5.72	2 .14
2008	9.15	(0 .02)	(2 .96)	(2 .98)	(0 .57)	(0 .57)	5.60	(34 .79)
2007	6.91	(0 .03)	2.27	2.24	–	–	9.15	32 .42
2006	6.47	(0 .03)	0.47	0.44	–	–	6.91	6 .80

See accompanying notes.

457

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

Ratio of Gross
Net Assets, End of	Ratio of Expenses	Expenses to	Ratio of Net
Period (in	to Average Net	Average Net	Investment Income to	Portfolio
thousands)	Assets	Assets(b)	Average Net Assets Turnover Rate

$29,871	1.21%(f)	1.34%(f)	(0 .85)%(f)	169 .0%(f)
22,826	1.35	1.42	(0 .91)	214 .7
19,435	1.49	1.54	(1 .08)	227 .2
20,448	1.42	–	(0 .72)	161 .7
28,144	1.44	–	(0 .85)	153 .9
20,359	1.48	–	(0 .98)	146 .1

51,882	0.70 (f)	0.73 (f)	(0 .34) (f)	169 .0 (f)
34,798	0.70	0.75	(0 .25)	214 .7
34,450	0.70	0.77	(0 .29)	227 .2
19,287	0.71	–	(0 .01)	161 .7
9,799	0.65	–	(0 .05)	153 .9
3,945	0.65	–	(0 .18)	146 .1

1,820	1.55 (f)	–	(1 .19) (f)	169 .0 (f)
1,158	1.56	–	(1 .12)	214 .7
1,109	1.55	–	(1 .15)	227 .2
658	1.59	–	(0 .88)	161 .7
272	1.53	–	(0 .95)	153 .9
120	1.53	–	(1 .05)	146 .1

3,630	1.42 (f)	–	(1 .05) (f)	169 .0 (f)
3,152	1.43	–	(0 .99)	214 .7
2,390	1.42	–	(1 .02)	227 .2
625	1.46	–	(0 .74)	161 .7
731	1.40	–	(0 .81)	153 .9
1,992	1.40	–	(0 .90)	146 .1

8,893	1.24 (f)	–	(0 .87) (f)	169 .0 (f)
7,430	1.25	–	(0 .75)	214 .7
10,722	1.24	–	(0 .86)	227 .2
1,699	1.28	–	(0 .57)	161 .7
1,582	1.22	–	(0 .61)	153 .9
1,821	1.22	–	(0 .72)	146 .1

10,397	1.05 (f)	–	(0 .68) (f)	169 .0 (f)
8,584	1.06	–	(0 .62)	214 .7
6,889	1.05	–	(0 .64)	227 .2
4,010	1.09	–	(0 .40)	161 .7
428	1.03	–	(0 .44)	153 .9
347	1.03	–	(0 .55)	146 .1

42,339	0.93 (f)	–	(0 .56) (f)	169 .0 (f)
33,306	0.94	–	(0 .55)	214 .7
8,446	0.93	–	(0 .52)	227 .2
2,561	0.97	–	(0 .24)	161 .7
4,651	0.91	–	(0 .34)	153 .9
1,410	0.91	–	(0 .42)	146 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

458

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Distributions	Total
	Value,	Investment and Unrealized Total From			from	Dividends Net Asset
	Beginning	Income	Gain (Loss) on Investment Realized			and	Value, End
	of Period	(Loss)(a)	Investments Operations		Gains	Distributions of Period		Total Return
MIDCAP GROWTH FUND III
Class J shares
2011(c)	$8 .82	($0 .02)	$2 .21	$2 .19	$–	$–	$11 .01	24 .83%(d),(e)
2010	6 .90	(0 .07)	1.99	1.92	–	–	8.82	27 .83 (e)
2009	5 .94	(0 .06)	1.02	0.96	–	–	6.90	16 .16 (e)
2008	11 .50	(0 .09)	(4 .70)	(4 .79)	(0 .77)	(0 .77)	5.94	(44 .57) (e)
2007	9 .08	(0 .11)	2.81	2.70	(0 .28)	(0 .28)	11.50	30 .49 (e)
2006	8 .43	(0 .09)	0.81	0.72	(0 .07)	(0 .07)	9.08	8 .51 (e)
Institutional shares
2011(c)	9 .57	–	2.42	2.42	–	–	11.99	25 .29 (d)
2010	7 .44	(0 .01)	2.14	2.13	–	–	9.57	28 .63
2009	6 .37	(0 .01)	1.08	1.07	–	–	7.44	16 .80
2008	12 .21	(0 .03)	(5 .04)	(5 .07)	(0 .77)	(0 .77)	6.37	(44 .26)
2007	9 .56	(0 .04)	2.97	2.93	(0 .28)	(0 .28)	12.21	31 .39
2006	8 .80	(0 .02)	0.85	0.83	(0 .07)	(0 .07)	9.56	9 .41
R-1 shares
2011(c)	9 .07	(0 .04)	2.28	2.24	–	–	11.31	24 .70 (d)
2010	7 .11	(0 .08)	2.04	1.96	–	–	9.07	27 .57
2009	6 .13	(0 .07)	1.05	0.98	–	–	7.11	15 .99
2008	11 .88	(0 .11)	(4 .87)	(4 .98)	(0 .77)	(0 .77)	6.13	(44 .75)
2007	9 .39	(0 .13)	2.90	2.77	(0 .28)	(0 .28)	11.88	30 .22
2006	8 .72	(0 .11)	0.85	0.74	(0 .07)	(0 .07)	9.39	8 .46
R-2 shares
2011(c)	9 .21	(0 .03)	2.31	2.28	–	–	11.49	24 .76 (d)
2010	7 .21	(0 .07)	2.07	2.00	–	–	9.21	27 .74
2009	6 .21	(0 .06)	1.06	1.00	–	–	7.21	16 .10
2008	12 .01	(0 .10)	(4 .93)	(5 .03)	(0 .77)	(0 .77)	6.21	(44 .68)
2007	9 .47	(0 .12)	2.94	2.82	(0 .28)	(0 .28)	12.01	30 .50
2006	8 .78	(0 .09)	0.85	0.76	(0 .07)	(0 .07)	9.47	8 .63
R-3 shares
2011(c)	9 .53	(0 .03)	2.40	2.37	–	–	11.90	24 .87 (d)
2010	7 .45	(0 .06)	2.14	2.08	–	–	9.53	27 .92
2009	6 .41	(0 .05)	1.09	1.04	–	–	7.45	16 .22
2008	12 .35	(0 .09)	(5 .08)	(5 .17)	(0 .77)	(0 .77)	6.41	(44 .58)
2007	9 .72	(0 .10)	3.01	2.91	(0 .28)	(0 .28)	12.35	30 .65
2006	8 .99	(0 .08)	0.88	0.80	(0 .07)	(0 .07)	9.72	8 .87
R-4 shares
2011(c)	9 .57	(0 .02)	2.41	2.39	–	–	11.96	24 .97 (d)
2010	7 .47	(0 .04)	2.14	2.10	–	–	9.57	28 .11
2009	6 .42	(0 .03)	1.08	1.05	–	–	7.47	16 .36
2008	12 .34	(0 .07)	(5 .08)	(5 .15)	(0 .77)	(0 .77)	6.42	(44 .45)
2007	9 .69	(0 .09)	3.02	2.93	(0 .28)	(0 .28)	12.34	30 .96
2006	8 .95	(0 .08)	0.89	0.81	(0 .07)	(0 .07)	9.69	9 .03
R-5 shares
2011(c)	9 .73	(0 .01)	2.45	2.44	–	–	12.17	25 .08 (d)
2010	7 .58	(0 .04)	2.19	2.15	–	–	9.73	28 .36
2009	6 .51	(0 .03)	1.10	1.07	–	–	7.58	16 .44
2008	12 .49	(0 .06)	(5 .15)	(5 .21)	(0 .77)	(0 .77)	6.51	(44 .39)
2007	9 .79	(0 .07)	3.05	2.98	(0 .28)	(0 .28)	12.49	31 .16
2006	9 .04	(0 .05)	0.87	0.82	(0 .07)	(0 .07)	9.79	9 .05

See accompanying notes.

459

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

		Ratio of Gross	Ratio of Net
		Expenses to	Investment Income	Portfolio
Net Assets, End of	Ratio of Expenses to	Average Net	to Average Net	Turnover
Period (in thousands)	Average Net Assets	Assets(b)	Assets	Rate

$39,805	1.46%(f)	1.62%(f)	(0 .46)%(f)	83 .8%(f)
30,949	1.65	1.74	(0 .83)	98 .1
24,700	1.78	1.84	(0 .95)	126 .2
20,178	1.67	–	(0 .99)	167 .3
38,498	1.72	–	(1 .13)	144 .9
27,963	1.78	1.78	(1 .02)	145 .8

1,668,650	0.95 (f),(g)	–	0.04 (f)	83 .8 (f)
1,206,656	0.96 (g)	–	(0 .14)	98 .1
1,000,791	0.98 (g)	–	(0 .16)	126 .2
423,812	1.00	–	(0 .32)	167 .3
536,957	1.00	–	(0 .42)	144 .9
324,293	1.00	–	(0 .22)	145 .8

6,460	1.82 (f),(g)	–	(0 .81) (f)	83 .8 (f)
5,095	1.84 (g)	–	(1 .01)	98 .1
4,498	1.86 (g)	–	(1 .04)	126 .2
775	1.88	–	(1 .21)	167 .3
871	1.88	–	(1 .30)	144 .9
528	1.88	–	(1 .18)	145 .8

10,608	1.69 (f),(g)	–	(0 .63) (f)	83 .8 (f)
11,680	1.71 (g)	–	(0 .88)	98 .1
10,939	1.73 (g)	–	(0 .90)	126 .2
7,120	1.75	–	(1 .06)	167 .3
14,941	1.75	–	(1 .16)	144 .9
11,823	1.75	–	(0 .98)	145 .8

45,590	1.51 (f),(g)	–	(0 .51) (f)	83 .8 (f)
38,227	1.53 (g)	–	(0 .70)	98 .1
31,998	1.55 (g)	–	(0 .72)	126 .2
23,848	1.57	–	(0 .89)	167 .3
32,810	1.57	–	(0 .98)	144 .9
29,290	1.57	–	(0 .85)	145 .8

38,815	1.32 (f),(g)	–	(0 .32) (f)	83 .8 (f)
32,907	1.34 (g)	–	(0 .51)	98 .1
27,501	1.36 (g)	–	(0 .53)	126 .2
17,117	1.38	–	(0 .70)	167 .3
27,327	1.38	–	(0 .80)	144 .9
17,680	1.38	–	(0 .77)	145 .8

38,658	1.20 (f),(g)	–	(0 .21) (f)	83 .8 (f)
22,341	1.22 (g)	–	(0 .41)	98 .1
14,817	1.24 (g)	–	(0 .41)	126 .2
9,461	1.26	–	(0 .57)	167 .3
20,495	1.26	–	(0 .67)	144 .9
27,099	1.26	–	(0 .48)	145 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

460

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2011(c)	$12 .79	$0.04	$2 .85	$2 .89	($0 .06)	($0 .13)	($0 .19)	$15.49
2010	10.17	0 .07	2 .62	2 .69	(0 .07)	–	(0 .07)	12 .79
2009	9.41	0 .06	1 .34	1 .40	(0 .09)	(0 .55)	(0 .64)	10 .17
2008	16.02	0 .11	(5 .62)	(5 .51)	(0 .09)	(1 .01)	(1 .10)	9.41
2007	14.32	0 .11	2 .13	2 .24	(0 .07)	(0 .47)	(0 .54)	16 .02
2006	13.29	0 .08	1 .53	1 .61	(0 .03)	(0 .55)	(0 .58)	14 .32
Institutional shares
2011(c)	13.04	0 .07	2 .91	2 .98	(0 .13)	(0 .13)	(0 .26)	15 .76
2010	10.36	0 .14	2 .67	2 .81	(0 .13)	–	(0 .13)	13 .04
2009	9.59	0 .13	1 .35	1 .48	(0 .16)	(0 .55)	(0 .71)	10 .36
2008	16.31	0 .19	(5 .72)	(5 .53)	(0 .18)	(1 .01)	(1 .19)	9.59
2007	14.59	0 .20	2 .18	2 .38	(0 .19)	(0 .47)	(0 .66)	16 .31
2006	13.54	0 .17	1 .57	1 .74	(0 .14)	(0 .55)	(0 .69)	14 .59
R-1 shares
2011(c)	12.94	0 .01	2 .89	2 .90	(0 .03)	(0 .13)	(0 .16)	15 .68
2010	10.31	0 .04	2 .65	2 .69	(0 .06)	–	(0 .06)	12 .94
2009	9.50	0 .05	1 .37	1 .42	(0 .06)	(0 .55)	(0 .61)	10 .31
2008	16.18	0 .07	(5 .68)	(5 .61)	(0 .06)	(1 .01)	(1 .07)	9.50
2007	14.47	0 .07	2 .16	2 .23	(0 .05)	(0 .47)	(0 .52)	16 .18
2006	13.44	0 .06	1 .54	1 .60	(0 .02)	(0 .55)	(0 .57)	14 .47
R-2 shares
2011(c)	13.16	0 .02	2 .94	2 .96	(0 .04)	(0 .13)	(0 .17)	15 .95
2010	10.47	0 .06	2 .70	2 .76	(0 .07)	–	(0 .07)	13 .16
2009	9.64	0 .07	1 .38	1 .45	(0 .07)	(0 .55)	(0 .62)	10 .47
2008	16.39	0 .09	(5 .75)	(5 .66)	(0 .08)	(1 .01)	(1 .09)	9.64
2007	14.66	0 .10	2 .17	2 .27	(0 .07)	(0 .47)	(0 .54)	16 .39
2006	13.59	0 .08	1 .58	1 .66	(0 .04)	(0 .55)	(0 .59)	14 .66
R-3 shares
2011(c)	13.19	0 .04	2 .94	2 .98	(0 .07)	(0 .13)	(0 .20)	15 .97
2010	10.49	0 .08	2 .71	2 .79	(0 .09)	–	(0 .09)	13 .19
2009	9.68	0 .08	1 .38	1 .46	(0 .10)	(0 .55)	(0 .65)	10 .49
2008	16.45	0 .12	(5 .78)	(5 .66)	(0 .10)	(1 .01)	(1 .11)	9.68
2007	14.71	0 .12	2 .19	2 .31	(0 .10)	(0 .47)	(0 .57)	16 .45
2006	13.64	0 .10	1 .59	1 .69	(0 .07)	(0 .55)	(0 .62)	14 .71
R-4 shares
2011(c)	13.21	0 .05	2 .95	3 .00	(0 .09)	(0 .13)	(0 .22)	15 .99
2010	10.51	0 .10	2 .70	2 .80	(0 .10)	–	(0 .10)	13 .21
2009	9.70	0 .10	1 .39	1 .49	(0 .13)	(0 .55)	(0 .68)	10 .51
2008	16.49	0 .14	(5 .79)	(5 .65)	(0 .13)	(1 .01)	(1 .14)	9.70
2007	14.74	0 .15	2 .20	2 .35	(0 .13)	(0 .47)	(0 .60)	16 .49
2006	13.67	0 .13	1 .58	1 .71	(0 .09)	(0 .55)	(0 .64)	14 .74
R-5 shares
2011(c)	13.28	0 .05	2 .96	3 .01	(0 .10)	(0 .13)	(0 .23)	16 .06
2010	10.55	0 .12	2 .72	2 .84	(0 .11)	–	(0 .11)	13 .28
2009	9.74	0 .11	1 .38	1 .49	(0 .13)	(0 .55)	(0 .68)	10 .55
2008	16.55	0 .16	(5 .81)	(5 .65)	(0 .15)	(1 .01)	(1 .16)	9.74
2007	14.79	0 .17	2 .21	2 .38	(0 .15)	(0 .47)	(0 .62)	16 .55
2006	13.72	0 .15	1 .58	1 .73	(0 .11)	(0 .55)	(0 .66)	14 .79

See accompanying notes.

461

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Period (in	to Average Net	Average Net	to Average Net	Turnover
Total Return	thousands)	Assets	Assets(b)	Assets	Rate

22.80%(d),(e)	$53,169	0.67%(f)	0 .80%(f)	0 .53%(f)	17 .3%(f)
26.57 (e)	41,637	0.82	0 .89	0 .59	17 .5
16.72 (e)	30,980	0.93	0 .98	0 .72	32 .9
(36 .80) (e)	24,690	0.79	–	0 .79	33 .0
16.13 (e)	42,497	0.83	–	0 .71	36 .1
12.44 (e)	34,547	0.91	–	0 .54	31 .7

23.12 (d)	154,849	0.20 (f)	0.29 (f)	0.98 (f)	17 .3 (f)
27.35	90,574	0.20	0 .35	1 .19	17 .5
17.57	50,551	0.19	0 .42	1 .43	32 .9
(36 .40)	32,043	0.17	–	1 .41	33 .0
16.87	32,135	0.15	–	1 .29	36 .1
13.27	12,591	0.15	–	1 .22	31 .7

22.60 (d)	11,588	1.04 (f)	–	0.15 (f)	17 .3 (f)
26.17	8,529	1.05	–	0 .36	17 .5
16.71	6,267	1.05	–	0 .56	32 .9
(37 .01)	3,900	1.05	–	0 .53	33 .0
15.86	5,940	1.03	–	0 .43	36 .1
12.23	2,468	1.03	–	0 .40	31 .7

22.62 (d)	24,649	0.91 (f)	–	0.29 (f)	17 .3 (f)
26.43	22,947	0.92	–	0 .49	17 .5
16.76	18,523	0.92	–	0 .73	32 .9
(36 .88)	15,114	0.92	–	0 .67	33 .0
15.93	26,702	0.90	–	0 .65	36 .1
12.53	24,315	0.90	–	0 .55	31 .7

22.75 (d)	68,224	0.73 (f)	–	0.46 (f)	17 .3 (f)
26.68	49,027	0.74	–	0 .68	17 .5
16.94	39,053	0.74	–	0 .90	32 .9
(36 .75)	29,043	0.74	–	0 .85	33 .0
16.17	44,430	0.72	–	0 .80	36 .1
12.68	31,387	0.72	–	0 .72	31 .7

22.93 (d)	48,359	0.54 (f)	–	0.65 (f)	17 .3 (f)
26.82	37,573	0.55	–	0 .86	17 .5
17.28	25,880	0.55	–	1 .07	32 .9
(36 .67)	16,573	0.55	–	1 .04	33 .0
16.44	16,038	0.53	–	0 .98	36 .1
12.87	10,981	0.53	–	0 .90	31 .7

22.93 (d)	112,907	0.42 (f)	–	0.77 (f)	17 .3 (f)
27.11	89,087	0.43	–	0 .98	17 .5
17.28	74,072	0.43	–	1 .18	32 .9
(36 .58)	44,422	0.43	–	1 .16	33 .0
16.59	68,439	0.41	–	1 .11	36 .1
12.96	49,931	0.41	–	1 .04	31 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

462

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
MIDCAP VALUE FUND I
Class J shares
2011(c)	$12 .06	$0 .01	$2 .23	$2 .24	($0 .07)	$–	($0 .07)	$14.23
2010	9.63	0 .07	2 .42	2 .49	(0 .06)	–	(0 .06)	12 .06
2009(g)	6.24	0 .01	3 .38	3 .39	–	–	–	9.63
Institutional shares
2011(c)	12.17	0 .05	2 .23	2 .28	(0 .15)	–	(0 .15)	14 .30
2010	9.69	0 .14	2 .44	2 .58	(0 .10)	–	(0 .10)	12 .17
2009	8.56	0 .09	1 .16	1 .25	(0 .12)	–	(0 .12)	9 .69
2008	14.96	0 .13	(4 .84)	(4 .71)	(0 .10)	(1 .59)	(1 .69)	8 .56
2007	14.22	0 .11	1 .40	1 .51	(0 .09)	(0 .68)	(0 .77)	14 .96
2006	13.34	0 .09	1 .96	2 .05	(0 .05)	(1 .12)	(1 .17)	14 .22
R-1 shares
2011(c)	11.94	(0 .01)	2 .20	2 .19	(0 .05)	–	(0 .05)	14 .08
2010	9.53	0 .05	2 .40	2 .45	(0 .04)	–	(0 .04)	11 .94
2009	8.40	0 .02	1 .15	1 .17	(0 .04)	–	(0 .04)	9 .53
2008	14.72	0 .02	(4 .75)	(4 .73)	–	(1 .59)	(1 .59)	8 .40
2007	14.04	(0 .02)	1 .38	1 .36	–	(0 .68)	(0 .68)	14 .72
2006	13.24	(0 .03)	1 .95	1 .92	–	(1 .12)	(1 .12)	14 .04
R-2 shares
2011(c)	11.94	–	2 .20	2 .20	(0 .05)	–	(0 .05)	14 .09
2010	9.54	0 .06	2 .39	2 .45	(0 .05)	–	(0 .05)	11 .94
2009	8.41	0 .03	1 .16	1 .19	(0 .06)	–	(0 .06)	9 .54
2008	14.73	0 .04	(4 .76)	(4 .72)	(0 .01)	(1 .59)	(1 .60)	8 .41
2007	14.03	–	1.38	1.38	–	(0 .68)	(0 .68)	14 .73
2006	13.21	(0 .01)	1 .95	1 .94	–	(1 .12)	(1 .12)	14 .03
R-3 shares
2011(c)	12.04	0 .01	2 .22	2 .23	(0 .09)	–	(0 .09)	14 .18
2010	9.61	0 .08	2 .41	2 .49	(0 .06)	–	(0 .06)	12 .04
2009	8.46	0 .04	1 .17	1 .21	(0 .06)	–	(0 .06)	9 .61
2008	14.82	0 .06	(4 .80)	(4 .74)	(0 .03)	(1 .59)	(1 .62)	8 .46
2007	14.09	0 .03	1 .39	1 .42	(0 .01)	(0 .68)	(0 .69)	14 .82
2006	13.24	0 .01	1 .96	1 .97	–	(1 .12)	(1 .12)	14 .09
R-4 shares
2011(c)	12.08	0 .02	2 .22	2 .24	(0 .11)	–	(0 .11)	14 .21
2010	9.63	0 .10	2 .42	2 .52	(0 .07)	–	(0 .07)	12 .08
2009	8.50	0 .06	1 .16	1 .22	(0 .09)	–	(0 .09)	9 .63
2008	14.86	0 .08	(4 .80)	(4 .72)	(0 .05)	(1 .59)	(1 .64)	8 .50
2007	14.13	0 .05	1 .39	1 .44	(0 .03)	(0 .68)	(0 .71)	14 .86
2006	13.27	0 .03	1 .96	1 .99	(0 .01)	(1 .12)	(1 .13)	14 .13
R-5 shares
2011(c)	12.12	0 .03	2 .23	2 .26	(0 .12)	–	(0 .12)	14 .26
2010	9.66	0 .11	2 .43	2 .54	(0 .08)	–	(0 .08)	12 .12
2009	8.53	0 .07	1 .16	1 .23	(0 .10)	–	(0 .10)	9 .66
2008	14.91	0 .09	(4 .81)	(4 .72)	(0 .07)	(1 .59)	(1 .66)	8 .53
2007	14.17	0 .08	1 .39	1 .47	(0 .05)	(0 .68)	(0 .73)	14 .91
2006	13.30	0 .05	1 .96	2 .01	(0 .02)	(1 .12)	(1 .14)	14 .17

See accompanying notes.

463

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
			Expenses to	Investment	Portfolio
	Net Assets, End of	Ratio of Expenses to	Average Net	Income to Average	Turnover
Total Return	Period (in thousands)	Average Net Assets	Assets(b)	Net Assets	Rate

18.67%(d),(e)	$62,880	1.51%(f)	1 .66%(f)	0 .24%(f)	76 .3%(f)
25.96 (e)	55,107	1.64	1 .73	0 .64	83 .6
54 .33 (d),(e)	46,250	1 .66 (f)	1 .89 (f)	0 .21 (f)	95 .7 (f)

18.87 (d)	1,493,703	0.98 (f),(h)	–	0.76 (f)	76.3 (f)
26.78	1,269,331	0.98 (h)	–	1 .30	83 .6
15.00	1,010,989	1.00 (h)	–	1 .11	95 .7
(35.25)	624,473	1.00	–	1 .06	88 .9
10.95	942,226	0.99	–	0 .77	81 .8
16.44	729,727	1.00	–	0 .68	52 .4

18.39 (d)	9,010	1.84 (f),(h)	–	(0 .11) (f)	76 .3 (f)
25.75	7,222	1.85 (h)	–	0 .43	83 .6
14.02	5,741	1.86 (h)	–	0 .22	95 .7
(35.80)	3,050	1.88	–	0 .17	88 .9
9.94	4,008	1.87	–	(0 .12)	81 .8
15.43	2,189	1.88	–	(0 .25)	52 .4

18.51 (d)	18,923	1.71 (f),(h)	–	0.05 (f)	76.3 (f)
25.77	19,875	1.72 (h)	–	0 .56	83 .6
14.29	15,242	1.73 (h)	–	0 .30	95 .7
(35.73)	5,188	1.75	–	0 .31	88 .9
10.09	6,485	1.74	–	0 .02	81 .8
15.62	4,132	1.75	–	(0 .11)	52 .4

18.59 (d)	44,830	1.53 (f),(h)	–	0.20 (f)	76.3 (f)
26.02	34,752	1.54 (h)	–	0 .76	83 .6
14.48	34,211	1.55 (h)	–	0 .47	95 .7
(35.68)	11,990	1.57	–	0 .48	88 .9
10.32	18,303	1.56	–	0 .19	81 .8
15.84	11,180	1.57	–	0 .07	52 .4

18.65 (d)	33,673	1.34 (f),(h)	–	0.39 (f)	76.3 (f)
26.32	28,066	1.35 (h)	–	0 .93	83 .6
14.59	19,074	1.36 (h)	–	0 .71	95 .7
(35.45)	9,391	1.38	–	0 .67	88 .9
10.51	8,738	1.37	–	0 .37	81 .8
15.94	4,938	1.38	–	0 .24	52 .4

18.75 (d)	45,894	1.22 (f),(h)	–	0.49 (f)	76.3 (f)
26.44	31,022	1.23 (h)	–	1 .04	83 .6
14.67	27,117	1.24 (h)	–	0 .79	95 .7
(35.39)	10,966	1.26	–	0 .79	88 .9
10.69	15,984	1.25	–	0 .51	81 .8
16.11	10,085	1.26	–	0 .38	52 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

464

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
MIDCAP VALUE FUND III
Class J shares
2011(c)	$11 .27	$0.07	$2 .04	$2 .11	($0 .13)	$–	($0 .13)	$13.25
2010	9.18	0 .11	2 .11	2 .22	(0 .13)	–	(0 .13)	11 .27
2009	8.28	0 .13	0 .90	1 .03	(0 .13)	–	(0 .13)	9.18
2008	14.56	0 .12	(5 .19)	(5 .07)	(0 .07)	(1 .14)	(1 .21)	8.28
2007	14.19	0 .07	1 .20	1 .27	(0 .08)	(0 .82)	(0 .90)	14 .56
2006	14.26	0 .10	1 .96	2 .06	(0 .05)	(2 .08)	(2 .13)	14 .19
Institutional shares
2011(c)	11.85	0 .10	2 .13	2 .23	(0 .19)	–	(0 .19)	13 .89
2010	9.62	0 .17	2 .24	2 .41	(0 .18)	–	(0 .18)	11 .85
2009	8.68	0 .15	0 .99	1 .14	(0 .20)	–	(0 .20)	9.62
2008	15.21	0 .19	(5 .43)	(5 .24)	(0 .15)	(1 .14)	(1 .29)	8.68
2007	14.79	0 .17	1 .25	1 .42	(0 .18)	(0 .82)	(1 .00)	15 .21
2006	14.79	0 .20	2 .03	2 .23	(0 .15)	(2 .08)	(2 .23)	14 .79
R-1 shares
2011(c)	11.34	0 .05	2 .04	2 .09	(0 .09)	–	(0 .09)	13 .34
2010	9.26	0 .08	2 .12	2 .20	(0 .12)	–	(0 .12)	11 .34
2009	8.33	0 .10	0 .93	1 .03	(0 .10)	–	(0 .10)	9.26
2008	14.66	0 .09	(5 .24)	(5 .15)	(0 .04)	(1 .14)	(1 .18)	8.33
2007	14.28	0 .03	1 .22	1 .25	(0 .05)	(0 .82)	(0 .87)	14 .66
2006	14.34	0 .07	1 .98	2 .05	(0 .03)	(2 .08)	(2 .11)	14 .28
R-2 shares
2011(c)	11.42	0 .06	2 .05	2 .11	(0 .11)	–	(0 .11)	13 .42
2010	9.31	0 .09	2 .15	2 .24	(0 .13)	–	(0 .13)	11 .42
2009	8.38	0 .11	0 .93	1 .04	(0 .11)	–	(0 .11)	9.31
2008	14.72	0 .10	(5 .25)	(5 .15)	(0 .05)	(1 .14)	(1 .19)	8.38
2007	14.34	0 .05	1 .22	1 .27	(0 .07)	(0 .82)	(0 .89)	14 .72
2006	14.40	0 .08	1 .99	2 .07	(0 .05)	(2 .08)	(2 .13)	14 .34
R-3 shares
2011(c)	11.39	0 .07	2 .04	2 .11	(0 .13)	–	(0 .13)	13 .37
2010	9.28	0 .11	2 .14	2 .25	(0 .14)	–	(0 .14)	11 .39
2009	8.36	0 .13	0 .92	1 .05	(0 .13)	–	(0 .13)	9.28
2008	14.69	0 .12	(5 .23)	(5 .11)	(0 .08)	(1 .14)	(1 .22)	8.36
2007	14.31	0 .08	1 .22	1 .30	(0 .10)	(0 .82)	(0 .92)	14 .69
2006	14.39	0 .11	1 .96	2 .07	(0 .07)	(2 .08)	(2 .15)	14 .31
R-4 shares
2011(c)	11.29	0 .08	2 .03	2 .11	(0 .15)	–	(0 .15)	13 .25
2010	9.18	0 .13	2 .12	2 .25	(0 .14)	–	(0 .14)	11 .29
2009	8.28	0 .15	0 .91	1 .06	(0 .16)	–	(0 .16)	9.18
2008	14.57	0 .14	(5 .19)	(5 .05)	(0 .10)	(1 .14)	(1 .24)	8.28
2007	14.21	0 .11	1 .20	1 .31	(0 .13)	(0 .82)	(0 .95)	14 .57
2006	14.30	0 .12	1 .97	2 .09	(0 .10)	(2 .08)	(2 .18)	14 .21
R-5 shares
2011(c)	11.36	0 .08	2 .05	2 .13	(0 .16)	–	(0 .16)	13 .33
2010	9.25	0 .15	2 .12	2 .27	(0 .16)	–	(0 .16)	11 .36
2009	8.36	0 .15	0 .92	1 .07	(0 .18)	–	(0 .18)	9.25
2008	14.69	0 .15	(5 .22)	(5 .07)	(0 .12)	(1 .14)	(1 .26)	8.36
2007	14.31	0 .12	1 .22	1 .34	(0 .14)	(0 .82)	(0 .96)	14 .69
2006	14.38	0 .15	1 .97	2 .12	(0 .11)	(2 .08)	(2 .19)	14 .31

See accompanying notes.

465

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
			Ratio of Gross	Investment
	Net Assets, End of		Expenses to	Income to
	Period (in	Ratio of Expenses to	Average Net	Average Net	Portfolio
Total Return	thousands)	Average Net Assets	Assets(b)	Assets	Turnover Rate

18.85%(d),(e)	$93,232	1.14%(f)	1 .29%(f)	1 .14%(f)	103 .5%(f)
24.36 (e)	82,140	1.24	1 .31	1 .05	92 .4
12.82 (e)	72,371	1.30	1 .35	1 .57	111 .4
(37 .77) (e)	71,496	1.22	–	1 .05	86 .0
9.24 (e)	137,723	1.29	–	0 .48	99 .9
16.12 (e)	129,753	1.34	–	0 .71	102 .8

19.00 (d)	301	0.70 (f)	7.23 (f)	1.54 (f)	103 .5 (f)
25.32	183	0.70	10 .72	1 .58	92 .4
13.58	116	0.70	51 .56	1 .61	111 .4
(37 .43)	6	0.68	–	1 .60	86 .0
9.97	10	0.65	–	1 .18	99 .9
16.83	5,893	0.65	–	1 .40	102 .8

18.52 (d)	423	1.54 (f),(g)	–	0.89 (f)	103 .5 (f)
23.90	520	1.56	–	0 .73	92 .4
12.67	435	1.55	–	1 .25	111 .4
(38 .02)	273	1.56	–	0 .75	86 .0
9.03	277	1.53	–	0 .22	99 .9
15.93	93	1.53	–	0 .50	102 .8

18.54 (d)	1,521	1.41 (f),(g)	–	0.91 (f)	103 .5 (f)
24.22	1,455	1.43	–	0 .88	92 .4
12.64	1,325	1.42	–	1 .39	111 .4
(37 .85)	970	1.43	–	0 .84	86 .0
9.12	1,602	1.40	–	0 .36	99 .9
15.99	1,112	1.40	–	0 .59	102 .8

18.68 (d)	1,890	1.23 (f),(g)	–	1.06 (f)	103 .5 (f)
24.38	1,758	1.25	–	1 .03	92 .4
12.88	1,244	1.24	–	1 .64	111 .4
(37 .75)	1,317	1.25	–	1 .02	86 .0
9.37	2,365	1.22	–	0 .53	99 .9
16.08	786	1.22	–	0 .80	102 .8

18.85 (d)	1,219	1.04 (f),(g)	–	1.28 (f)	103 .5 (f)
24.66	1,252	1.06	–	1 .24	92 .4
13.17	1,368	1.05	–	1 .90	111 .4
(37 .67)	1,719	1.06	–	1 .22	86 .0
9.50	2,358	1.03	–	0 .74	99 .9
16.33	1,357	1.03	–	0 .88	102 .8

18.94 (d)	7,036	0.92 (f),(g)	–	1.35 (f)	103 .5 (f)
24.74	6,425	0.94	–	1 .39	92 .4
13.22	9,344	0.93	–	1 .83	111 .4
(37 .56)	5,430	0.94	–	1 .33	86 .0
9.71	5,367	0.91	–	0 .84	99 .9
16.51	1,430	0.91	–	1 .13	102 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

466

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net		Dividends	Total
	Value,	Investment	Total From	from Net	Dividends	Net Asset		Net Assets, End of
	Beginning Income Investment Investment				and	Value, End		Period (in
	of Period (Loss)(a) Operations			Income Distributions of Period			Total Return	thousands)
MONEY MARKET FUND
Class J shares
2011(c)	$1 .00	$–	$–	$–	$–	$1 .00	0.00%(d),(e)	$277,866
2010	1.00	–	–	–	–	1 .00	0.00 (e)	310,250
2009	1.00	–	–	–	–	1 .00	0.33 (e)	346,703
2008	1 .00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	2.67 (e)	355,746
2007	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4.46 (e)	186,246
2006	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	3.82 (e)	157,486
Institutional shares
2011(c)	1.00	–	–	–	–	1 .00	0.00 (d)	217,784
2010	1.00	–	–	–	–	1 .00	0.00	202,082
2009	1 .00	0 .01	0 .01	(0 .01)	(0 .01)	1 .00	0.59	231,887
2008	1 .00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	3.17	276,963
2007	1 .00	0 .05	0 .05	(0 .05)	(0 .05)	1 .00	5.09	216,988
2006	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4.55	26,403
R-1 shares
2011(c)	1.00	–	–	–	–	1 .00	0.00 (d)	9,098
2010	1.00	–	–	–	–	1 .00	0.00	9,818
2009	1.00	–	–	–	–	1 .00	0.20	10,048
2008	1 .00	0 .02	0 .02	(0 .02)	(0 .02)	1 .00	2.26	11,194
2007	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4.20	3,568
2006	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	3.64	1,578
R-2 shares
2011(c)	1.00	–	–	–	–	1 .00	0.00 (d)	22,623
2010	1.00	–	–	–	–	1 .00	0.00	25,705
2009	1.00	–	–	–	–	1 .00	0.24	24,008
2008	1 .00	0 .02	0 .02	(0 .02)	(0 .02)	1 .00	2.40	32,085
2007	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4.32	14,987
2006	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	3.77	9,517
R-3 shares
2011(c)	1.00	–	–	–	–	1 .00	0.00 (d)	47,258
2010	1.00	–	–	–	–	1 .00	0.00	56,225
2009	1.00	–	–	–	–	1 .00	0.29	68,340
2008	1 .00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	2.58	85,636
2007	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4.54	22,245
2006	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	3.96	15,280
R-4 shares
2011(c)	1.00	–	–	–	–	1 .00	0.00 (d)	22,706
2010	1.00	–	–	–	–	1 .00	0.00	22,874
2009	1.00	–	–	–	–	1 .00	0.36	26,260
2008	1 .00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	2.78	30,868
2007	1 .00	0 .05	0 .05	(0 .05)	(0 .05)	1 .00	4.72	13,941
2006	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4.16	6,614
R-5 shares
2011(c)	1.00	–	–	–	–	1 .00	0.00 (d)	125,775
2010	1.00	–	–	–	–	1 .00	0.00	135,169
2009	1.00	–	–	–	–	1 .00	0.41	148,260
2008	1 .00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	2.90	158,425
2007	1 .00	0 .05	0 .05	(0 .05)	(0 .05)	1 .00	4.83	86,072
2006	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4.28	41,532

See accompanying notes.

467

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of Gross	Ratio of Net
	Expenses to	Investment Income
Ratio of Expenses to	Average Net	to Average Net
Average Net Assets	Assets(b)	Assets

0.32%(f)	0.85%(f)	0.00%(f)
0.35	0.85	0.00
0.69	0.92	0.32
0.87	–	2.51
0.98	–	4.37
1.11	1.11	3.76

0.32 (f)	0.42 (f)	0.00 (f)
0.35	0.42	0.00
0.43	0.44	0.63
0.39	–	3.07
0.39	–	4.96
0.40	–	4.11

0.32 (f)	1.28 (f)	0.00 (f)
0.35	1.28	0.00
0.81	1.31	0.20
1.27	–	2.00
1.27	–	4.07
1.28	–	3.30

0.32 (f)	1.15 (f)	0.00 (f)
0.35	1.15	0.00
0.80	1.18	0.28
1.14	–	2.23
1.14	–	4.21
1.15	–	3.66

0.32 (f)	0.97 (f)	0.00 (f)
0.35	0.97	0.00
0.74	1.00	0.29
0.96	–	2.29
0.96	–	4.39
0.97	–	3.96

0.32 (f)	0.78 (f)	0.00 (f)
0.35	0.78	0.00
0.67	0.81	0.38
0.77	–	2.55
0.77	–	4.59
0.78	–	4.23

0.32 (f)	0.66 (f)	0.00 (f)
0.35	0.66	0.00
0.60	0.69	0.40
0.65	–	2.63
0.65	–	4.70
0.66	–	4.25

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

468

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2011(b)	$37 .63	$0.21	$6 .00	$6 .21	($0 .57)	($1 .11)	($1 .68)	$42.16
2010	32.93	0 .67	4 .56	5 .23	(0 .31)	(0 .22)	(0 .53)	37 .63
2009	31.12	0 .32	3 .37	3 .69	(0 .36)	(1 .52)	(1 .88)	32 .93
2008	49.92	0 .39	(15 .60)	(15 .21)	(0 .38)	(3 .21)	(3 .59)	31 .12
2007	43.56	0 .46	7 .20	7 .66	(0 .31)	(0 .99)	(1 .30)	49 .92
2006	39.39	0 .32	5 .07	5 .39	(0 .25)	(0 .97)	(1 .22)	43 .56
R-1 shares
2011(b)	37.42	0 .02	5 .98	6 .00	(0 .45)	(1 .11)	(1 .56)	41 .86
2010(e)	35.15	0 .05	2 .22	2 .27	–	–	–	37 .42
R-2 shares
2011(b)	37.44	0 .03	6 .01	6 .04	(0 .46)	(1 .11)	(1 .57)	41 .91
2010(e)	35.15	0 .53	1 .76	2 .29	–	–	–	37 .44
R-3 shares
2011(b)	37.49	0 .08	6 .00	6 .08	(0 .53)	(1 .11)	(1 .64)	41 .93
2010(e)	35.15	0 .02	2 .32	2 .34	–	–	–	37 .49
R-4 shares
2011(b)	37.53	0 .14	5 .98	6 .12	(0 .54)	(1 .11)	(1 .65)	42 .00
2010(e)	35.15	0 .11	2 .27	2 .38	–	–	–	37 .53
R-5 shares
2011(b)	37.57	0 .17	5 .98	6 .15	(0 .55)	(1 .11)	(1 .66)	42 .06
2010(e)	35.15	0 .15	2 .27	2 .42	–	–	–	37 .57

See accompanying notes.

469

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
		Ratio of Expenses	Ratio of Gross	Investment Income
	Net Assets, End of	to Average Net	Expenses to	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Average Net Assets	Assets	Turnover Rate

16.94%(c)	$949,133	0.52%(d)	0 .52%(d)	1 .07%(d)	13 .7%(d)
16.02	578,458	0.58	0 .58	1 .89	15 .3
13.12	409,987	0.59	–	1 .12	23 .8
(32.67)	408,256	0.51	–	0.95	9.7
17.99	746,996	0.49	–	0 .99	17 .6
13.88	826,593	0.53	–	0 .76	15 .0

16.45 (c)	593	1.39 (d)	–	0.12 (d)	13.7 (d)
6.46 (c)	245	1.47 (d)	–	0.21 (d)	15.3 (d)

16.56 (c)	940	1.26 (d)	–	0.16 (d)	13.7 (d)
6.51 (c)	82	1.34 (d)	–	2.28 (d)	15.3 (d)

16.66 (c)	3,497	1.08 (d)	–	0.43 (d)	13.7 (d)
6.66 (c)	1,084	1.16 (d)	–	0.07 (d)	15.3 (d)

16.75 (c)	4,772	0.89 (d)	–	0.70 (d)	13.7 (d)
6.77 (c)	2,816	0.97 (d)	–	0.46 (d)	15.3 (d)

16.80 (c)	13,147	0.77 (d)	–	0.84 (d)	13.7 (d)
6.88 (c)	11,504	0.85 (d)	–	0.64 (d)	15.3 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying footnotes.

470

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2011(d)	$11 .10	$0.19	$0 .84	$1 .03	($0 .24)	$–	($0 .24)	$11.89
2010	9.81	0 .25	1 .32	1 .57	(0 .28)	–	(0 .28)	11 .10
2009	9.17	0 .24	1 .00	1 .24	(0 .30)	(0 .30)	(0 .60)	9.81
2008	14.11	0 .45	(4 .74)	(4 .29)	(0 .42)	(0 .23)	(0 .65)	9.17
2007	13.17	0 .36	0 .99	1 .35	(0 .34)	(0 .07)	(0 .41)	14 .11
2006	12.07	0 .33	1 .08	1 .41	(0 .23)	(0 .08)	(0 .31)	13 .17
Institutional shares
2011(d)	11.16	0 .21	0 .84	1 .05	(0 .29)	–	(0 .29)	11 .92
2010	9.86	0 .29	1 .33	1 .62	(0 .32)	–	(0 .32)	11 .16
2009	9.22	0 .27	1 .02	1 .29	(0 .35)	(0 .30)	(0 .65)	9.86
2008	14.21	0 .49	(4 .76)	(4 .27)	(0 .49)	(0 .23)	(0 .72)	9.22
2007	13.27	0 .42	1 .01	1 .43	(0 .42)	(0 .07)	(0 .49)	14 .21
2006	12.15	0 .41	1 .09	1 .50	(0 .30)	(0 .08)	(0 .38)	13 .27
R-1 shares
2011(d)	11.03	0 .16	0 .84	1 .00	(0 .19)	–	(0 .19)	11 .84
2010	9.77	0 .20	1 .31	1 .51	(0 .25)	–	(0 .25)	11 .03
2009	9.14	0 .19	1 .02	1 .21	(0 .28)	(0 .30)	(0 .58)	9.77
2008	14.08	0 .35	(4 .69)	(4 .34)	(0 .37)	(0 .23)	(0 .60)	9.14
2007	13.15	0 .30	1 .00	1 .30	(0 .30)	(0 .07)	(0 .37)	14 .08
2006	12.05	0 .29	1 .08	1 .37	(0 .19)	(0 .08)	(0 .27)	13 .15
R-2 shares
2011(d)	11.02	0 .17	0 .84	1 .01	(0 .21)	–	(0 .21)	11 .82
2010	9.75	0 .22	1 .30	1 .52	(0 .25)	–	(0 .25)	11 .02
2009	9.10	0 .21	1 .01	1 .22	(0 .27)	(0 .30)	(0 .57)	9.75
2008	14.02	0 .40	(4 .70)	(4 .30)	(0 .39)	(0 .23)	(0 .62)	9.10
2007	13.10	0 .32	0 .99	1 .31	(0 .32)	(0 .07)	(0 .39)	14 .02
2006	12.00	0 .30	1 .09	1 .39	(0 .21)	(0 .08)	(0 .29)	13 .10
R-3 shares
2011(d)	11.03	0 .18	0 .83	1 .01	(0 .22)	–	(0 .22)	11 .82
2010	9.76	0 .23	1 .31	1 .54	(0 .27)	–	(0 .27)	11 .03
2009	9.13	0 .22	1 .01	1 .23	(0 .30)	(0 .30)	(0 .60)	9.76
2008	14.07	0 .41	(4 .71)	(4 .30)	(0 .41)	(0 .23)	(0 .64)	9.13
2007	13.14	0 .34	1 .00	1 .34	(0 .34)	(0 .07)	(0 .41)	14 .07
2006	12.04	0 .33	1 .08	1 .41	(0 .23)	(0 .08)	(0 .31)	13 .14
R-4 shares
2011(d)	11.07	0 .19	0 .83	1 .02	(0 .25)	–	(0 .25)	11 .84
2010	9.79	0 .25	1 .32	1 .57	(0 .29)	–	(0 .29)	11 .07
2009	9.16	0 .23	1 .01	1 .24	(0 .31)	(0 .30)	(0 .61)	9.79
2008	14.10	0 .44	(4 .71)	(4 .27)	(0 .44)	(0 .23)	(0 .67)	9.16
2007	13.17	0 .37	0 .99	1 .36	(0 .36)	(0 .07)	(0 .43)	14 .10
2006	12.07	0 .36	1 .07	1 .43	(0 .25)	(0 .08)	(0 .33)	13 .17
R-5 shares
2011(d)	11.10	0 .21	0 .82	1 .03	(0 .26)	–	(0 .26)	11 .87
2010	9.81	0 .28	1 .31	1 .59	(0 .30)	–	(0 .30)	11 .10
2009	9.18	0 .25	1 .00	1 .25	(0 .32)	(0 .30)	(0 .62)	9.81
2008	14.13	0 .45	(4 .72)	(4 .27)	(0 .45)	(0 .23)	(0 .68)	9.18
2007	13.20	0 .38	1 .00	1 .38	(0 .38)	(0 .07)	(0 .45)	14 .13
2006	12.09	0 .37	1 .09	1 .46	(0 .27)	(0 .08)	(0 .35)	13 .20

See accompanying notes.

471

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

9.44%(e),(f)	$222,554	0.40%(g)	0 .54%(g)	3 .38%(g)	7.7%(g)
16.29 (f)	206,407	0.48	0 .55	2 .40	36 .2
14.75 (f)	190,177	0.57	0 .62	2 .77	28 .4
(31 .75) (f)	185,729	0.58	–	3 .76	12 .7
10.51 (f)	286,278	0.64	–	2 .68	14 .7
11.88 (f)	191,674	0.69	0 .69	2 .66	16 .6

9.58 (e)	1,186,866	0.04 (g)	–	3.76 (g)	7.7 (g)
16.79	1,130,797	0.04	–	2 .83	36 .2
15.40	1,025,862	0.10	–	3 .13	28 .4
(31 .52)	846,470	0.13	–	4 .11	12 .7
11.07	1,116,351	0.12	–	3 .13	14 .7
12.64	668,274	0.12	–	3 .24	16 .6

9.16 (e)	25,389	0.92 (g)	–	2.83 (g)	7.7 (g)
15.66	24,103	0.92	–	1 .96	36 .2
14.39	22,134	0.97	–	2 .22	28 .4
(32 .07)	16,907	1.01	–	2 .93	12 .7
10.10	14,507	1.00	–	2 .20	14 .7
11.58	6,230	1.00	–	2 .35	16 .6

9.24 (e)	40,156	0.79 (g)	–	3.06 (g)	7.7 (g)
15.84	42,654	0.79	–	2 .13	36 .2
14.57	41,310	0.84	–	2 .43	28 .4
(31 .97)	37,240	0.88	–	3 .39	12 .7
10.21	53,760	0.87	–	2 .39	14 .7
11.77	36,680	0.87	–	2 .43	16 .6

9.32 (e)	101,126	0.61 (g)	–	3.18 (g)	7.7 (g)
16.09	96,491	0.61	–	2 .29	36 .2
14.69	93,186	0.66	–	2 .60	28 .4
(31 .88)	75,999	0.70	–	3 .48	12 .7
10.45	87,602	0.69	–	2 .53	14 .7
11.94	50,488	0.69	–	2 .63	16 .6

9.36 (e)	82,060	0.42 (g)	–	3.39 (g)	7.7 (g)
16.34	80,377	0.42	–	2 .45	36 .2
14.88	70,260	0.47	–	2 .65	28 .4
(31 .67)	47,919	0.51	–	3 .66	12 .7
10.64	59,244	0.50	–	2 .71	14 .7
12.12	26,768	0.50	–	2 .87	16 .6

9.42 (e)	130,463	0.30 (g)	–	3.72 (g)	7.7 (g)
16.52	145,309	0.30	–	2 .72	36 .2
14.99	166,419	0.35	–	2 .90	28 .4
(31 .60)	140,387	0.39	–	3 .75	12 .7
10.76	152,317	0.38	–	2 .83	14 .7
12.31	81,573	0.38	–	2 .97	16 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

472

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	of Period (Loss)(a)		Investments Operations		Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2011(c)	$9 .71	$0.17	$0 .87	$1 .04	($0 .22)	($0 .20)	($0 .42)	$10.33
2010	8.48	0 .20	1 .23	1 .43	(0 .20)	–	(0 .20)	9 .71
2009	7.52	0 .12	0 .98	1 .10	(0 .14)	–	(0 .14)	8 .48
2008(g)	10 .00	0 .11	(2 .59)	(2 .48)	–	–	–	7.52
R-1 shares
2011(c)	9.52	0 .14	0 .83	0 .97	(0 .15)	(0 .20)	(0 .35)	10 .14
2010	8.34	0 .12	1 .22	1 .34	(0 .16)	–	(0 .16)	9 .52
2009	7.44	0 .08	0 .95	1 .03	(0 .13)	–	(0 .13)	8 .34
2008(g)	10 .00	0 .05	(2 .61)	(2 .56)	–	–	–	7.44
R-2 shares
2011(c)	9.54	0 .14	0 .83	0 .97	(0 .15)	(0 .20)	(0 .35)	10 .16
2010	8.35	0 .14	1 .22	1 .36	(0 .17)	–	(0 .17)	9 .54
2009	7.45	0 .10	0 .93	1 .03	(0 .13)	–	(0 .13)	8 .35
2008(g)	10 .00	0 .07	(2 .62)	(2 .55)	–	–	–	7.45
R-3 shares
2011(c)	9.57	0 .14	0 .85	0 .99	(0 .17)	(0 .20)	(0 .37)	10 .19
2010	8.37	0 .15	1 .22	1 .37	(0 .17)	–	(0 .17)	9 .57
2009	7.46	0 .12	0 .92	1 .04	(0 .13)	–	(0 .13)	8 .37
2008(g)	10 .00	0 .07	(2 .61)	(2 .54)	–	–	–	7.46
R-4 shares
2011(c)	9.61	0 .16	0 .84	1 .00	(0 .19)	(0 .20)	(0 .39)	10 .22
2010	8.40	0 .17	1 .22	1 .39	(0 .18)	–	(0 .18)	9 .61
2009	7.47	0 .12	0 .95	1 .07	(0 .14)	–	(0 .14)	8 .40
2008(g)	10 .00	0 .08	(2 .61)	(2 .53)	–	–	–	7.47
R-5 shares
2011(c)	9.63	0 .17	0 .83	1 .00	(0 .19)	(0 .20)	(0 .39)	10 .24
2010	8.41	0 .19	1 .22	1 .41	(0 .19)	–	(0 .19)	9 .63
2009	7.47	0 .14	0 .94	1 .08	(0 .14)	–	(0 .14)	8 .41
2008(g)	10 .00	0 .09	(2 .62)	(2 .53)	–	–	–	7.47

See accompanying notes.

473

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	to Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets(b)	Assets	Rate

10 .99%(d)	$463,408	0.04%(e),(f)	3 .57%(e)	5 .2%(e)
17.17	362,671	0.05 (f)	2 .23	32 .0
15.03	225,418	0.10 (f)	1 .56	9 .1
(24.80) (d)	28,190	0.17 (e),(f)	1 .79 (e)	50 .1 (e)

10.40 (d)	15,395	0.92 (e)	2 .86 (e)	5 .2 (e)
16.21	13,567	0.92 (f)	1 .41	32 .0
14.07	8,570	0.96 (f)	1 .04	9 .1
(25.60) (d)	1,798	1.05 (e),(f)	0 .92 (e)	50 .1 (e)

10.49 (d)	15,001	0.79 (e)	2 .83 (e)	5 .2 (e)
16.44	11,681	0.79 (f)	1 .58	32 .0
14.16	7,304	0.83 (f)	1 .36	9 .1
(25.50) (d)	1,358	0.92 (e),(f)	1 .14 (e)	50 .1 (e)

10.68 (d)	51,002	0.61 (e)	2 .96 (e)	5 .2 (e)
16.58	38,096	0.61 (f)	1 .73	32 .0
14.27	21,602	0.65 (f)	1 .55	9 .1
(25.40) (d)	7,835	0.74 (e),(f)	1 .27 (e)	50 .1 (e)

10.66 (d)	51,240	0.42 (e)	3 .26 (e)	5 .2 (e)
16.80	42,226	0.42 (f)	1 .88	32 .0
14.60	28,026	0.46 (f)	1 .54	9 .1
(25.30) (d)	5,653	0.55 (e),(f)	1 .37 (e)	50 .1 (e)

10.74 (d)	36,247	0.30 (e)	3 .45 (e)	5 .2 (e)
16.99	33,843	0.30 (f)	2 .09	32 .0
14.73	23,592	0.34 (f)	1 .88	9 .1
(25.30) (d)	8,400	0.43 (e),(f)	1 .50 (e)	50 .1 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

474

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2011(d)	$11 .41	$0.19	$1 .12	$1 .31	($0 .21)	$–	($0 .21)	$12.51
2010	9.99	0 .21	1 .46	1 .67	(0 .25)	–	(0 .25)	11 .41
2009	9.27	0 .22	1 .09	1 .31	(0 .23)	(0 .36)	(0 .59)	9.99
2008	15.02	0 .40	(5 .48)	(5 .08)	(0 .38)	(0 .29)	(0 .67)	9.27
2007	13.64	0 .31	1 .49	1 .80	(0 .33)	(0 .09)	(0 .42)	15 .02
2006	12.24	0 .28	1 .46	1 .74	(0 .24)	(0 .10)	(0 .34)	13 .64
Institutional shares
2011(d)	11.48	0 .21	1 .13	1 .34	(0 .26)	–	(0 .26)	12 .56
2010	10.04	0 .26	1 .47	1 .73	(0 .29)	–	(0 .29)	11 .48
2009	9.32	0 .25	1 .12	1 .37	(0 .29)	(0 .36)	(0 .65)	10 .04
2008	15.12	0 .44	(5 .49)	(5 .05)	(0 .46)	(0 .29)	(0 .75)	9.32
2007	13.73	0 .38	1 .51	1 .89	(0 .41)	(0 .09)	(0 .50)	15 .12
2006	12.32	0 .36	1 .47	1 .83	(0 .32)	(0 .10)	(0 .42)	13 .73
R-1 shares
2011(d)	11.36	0 .16	1 .12	1 .28	(0 .16)	–	(0 .16)	12 .48
2010	9.96	0 .16	1 .46	1 .62	(0 .22)	–	(0 .22)	11 .36
2009	9.25	0 .17	1 .11	1 .28	(0 .21)	(0 .36)	(0 .57)	9.96
2008	15.00	0 .31	(5 .44)	(5 .13)	(0 .33)	(0 .29)	(0 .62)	9.25
2007	13.62	0 .23	1 .53	1 .76	(0 .29)	(0 .09)	(0 .38)	15 .00
2006	12.23	0 .21	1 .49	1 .70	(0 .21)	(0 .10)	(0 .31)	13 .62
R-2 shares
2011(d)	11.33	0 .17	1 .12	1 .29	(0 .18)	–	(0 .18)	12 .44
2010	9.93	0 .18	1 .44	1 .62	(0 .22)	–	(0 .22)	11 .33
2009	9.20	0 .19	1 .10	1 .29	(0 .20)	(0 .36)	(0 .56)	9.93
2008	14.93	0 .35	(5 .44)	(5 .09)	(0 .35)	(0 .29)	(0 .64)	9.20
2007	13.56	0 .28	1 .49	1 .77	(0 .31)	(0 .09)	(0 .40)	14 .93
2006	12.18	0 .25	1 .45	1 .70	(0 .22)	(0 .10)	(0 .32)	13 .56
R-3 shares
2011(d)	11.36	0 .17	1 .14	1 .31	(0 .20)	–	(0 .20)	12 .47
2010	9.96	0 .20	1 .44	1 .64	(0 .24)	–	(0 .24)	11 .36
2009	9.24	0 .20	1 .11	1 .31	(0 .23)	(0 .36)	(0 .59)	9.96
2008	14.99	0 .37	(5 .45)	(5 .08)	(0 .38)	(0 .29)	(0 .67)	9.24
2007	13.61	0 .29	1 .51	1 .80	(0 .33)	(0 .09)	(0 .42)	14 .99
2006	12.22	0 .27	1 .47	1 .74	(0 .25)	(0 .10)	(0 .35)	13 .61
R-4 shares
2011(d)	11.39	0 .19	1 .12	1 .31	(0 .22)	–	(0 .22)	12 .48
2010	9.98	0 .21	1 .46	1 .67	(0 .26)	–	(0 .26)	11 .39
2009	9.26	0 .21	1 .12	1 .33	(0 .25)	(0 .36)	(0 .61)	9.98
2008	15.02	0 .38	(5 .45)	(5 .07)	(0 .40)	(0 .29)	(0 .69)	9.26
2007	13.64	0 .31	1 .52	1 .83	(0 .36)	(0 .09)	(0 .45)	15 .02
2006	12.24	0 .30	1 .47	1 .77	(0 .27)	(0 .10)	(0 .37)	13 .64
R-5 shares
2011(d)	11.42	0 .21	1 .11	1 .32	(0 .23)	–	(0 .23)	12 .51
2010	10.00	0 .24	1 .45	1 .69	(0 .27)	–	(0 .27)	11 .42
2009	9.28	0 .23	1 .11	1 .34	(0 .26)	(0 .36)	(0 .62)	10 .00
2008	15.05	0 .40	(5 .46)	(5 .06)	(0 .42)	(0 .29)	(0 .71)	9.28
2007	13.67	0 .32	1 .52	1 .84	(0 .37)	(0 .09)	(0 .46)	15 .05
2006	12.27	0 .30	1 .49	1 .79	(0 .29)	(0 .10)	(0 .39)	13 .67

See accompanying notes.

475

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

11.66%(e),(f)	$623,835	0.41%(g)	0 .54%(g)	3 .19%(g)	8.7%(g)
16.92 (f)	552,609	0.49	0 .55	1 .97	32 .0
15.51 (f)	465,050	0.58	0 .63	2 .54	15 .7
(35 .27) (f)	412,169	0.59	–	3.21	7.1
13.50 (f)	579,671	0.64	–	2 .22	15 .1
14.55 (f)	356,350	0.69	0 .69	2 .21	7 .4

11.87 (e)	3,545,460	0.04 (g)	–	3.57 (g)	8.7 (g)
17.51	3,146,852	0.04	–	2 .40	32 .0
16.13	2,628,327	0.09	–	2 .88	15 .7
(35 .03)	1,904,751	0.12	–	3.52	7.1
14.14	2,266,328	0.12	–	2 .65	15 .1
15.23	1,243,217	0.12	–	2.78	7.4

11.41 (e)	65,233	0.91 (g)	–	2.69 (g)	8.7 (g)
16.43	58,931	0.92	–	1 .56	32 .0
15.05	50,924	0.97	–	1 .98	15 .7
(35 .55)	35,642	1.00	–	2.51	7.1
13.16	35,530	1.00	–	1 .64	15 .1
14.15	14,417	1.00	–	1.61	7.4

11.47 (e)	105,636	0.78 (g)	–	2.86 (g)	8.7 (g)
16.54	107,791	0.79	–	1 .70	32 .0
15.34	94,161	0.84	–	2 .19	15 .7
(35 .51)	78,445	0.87	–	2.84	7.1
13.29	107,765	0.87	–	2 .02	15 .1
14.28	71,913	0.87	–	1.92	7.4

11.64 (e)	262,614	0.60 (g)	–	2.96 (g)	8.7 (g)
16.70	234,218	0.61	–	1 .91	32 .0
15.53	212,779	0.66	–	2 .33	15 .7
(35 .38)	159,254	0.69	–	2.95	7.1
13.53	175,110	0.69	–	2 .09	15 .1
14.52	93,449	0.69	–	2.06	7.4

11.68 (e)	241,739	0.41 (g)	–	3.17 (g)	8.7 (g)
16.97	216,623	0.42	–	2 .00	32 .0
15.73	167,470	0.47	–	2 .41	15 .7
(35 .25)	110,340	0.50	–	3.06	7.1
13.71	121,196	0.50	–	2 .21	15 .1
14.79	53,209	0.50	–	2.33	7.4

11.74 (e)	374,022	0.29 (g)	–	3.51 (g)	8.7 (g)
17.14	365,913	0.30	–	2 .25	32 .0
15.84	356,589	0.35	–	2 .63	15 .7
(35 .16)	267,795	0.38	–	3.24	7.1
13.83	299,458	0.38	–	2 .26	15 .1
14.91	129,616	0.38	–	2.35	7.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

476

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
	of Period (Loss)(a)		Investments Operations		Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2011(c)	$9 .45	$0.16	$1 .01	$1 .17	($0 .19)	($0 .14)	($0 .33)	$10.29
2010	8.20	0 .17	1 .27	1 .44	(0 .19)	–	(0 .19)	9 .45
2009	7.27	0 .09	0 .98	1 .07	(0 .14)	–	(0 .14)	8 .20
2008(g)	10 .00	0 .07	(2 .80)	(2 .73)	–	–	–	7.27
R-1 shares
2011(c)	9.30	0 .12	0 .99	1 .11	(0 .12)	(0 .14)	(0 .26)	10 .15
2010	8.10	0 .10	1 .24	1 .34	(0 .14)	–	(0 .14)	9 .30
2009	7.22	0 .06	0 .94	1 .00	(0 .12)	–	(0 .12)	8 .10
2008(g)	10 .00	0 .02	(2 .80)	(2 .78)	–	–	–	7.22
R-2 shares
2011(c)	9.31	0 .12	1 .00	1 .12	(0 .13)	(0 .14)	(0 .27)	10 .16
2010	8.11	0 .11	1 .24	1 .35	(0 .15)	–	(0 .15)	9 .31
2009	7.23	0 .08	0 .94	1 .02	(0 .14)	–	(0 .14)	8 .11
2008(g)	10 .00	0 .03	(2 .80)	(2 .77)	–	–	–	7.23
R-3 shares
2011(c)	9.34	0 .13	1 .00	1 .13	(0 .15)	(0 .14)	(0 .29)	10 .18
2010	8.13	0 .12	1 .25	1 .37	(0 .16)	–	(0 .16)	9 .34
2009	7.23	0 .10	0 .93	1 .03	(0 .13)	–	(0 .13)	8 .13
2008(g)	10 .00	0 .04	(2 .81)	(2 .77)	–	–	–	7.23
R-4 shares
2011(c)	9.39	0 .14	0 .99	1 .13	(0 .16)	(0 .14)	(0 .30)	10 .22
2010	8.16	0 .13	1 .27	1 .40	(0 .17)	–	(0 .17)	9 .39
2009	7.25	0 .09	0 .96	1 .05	(0 .14)	–	(0 .14)	8 .16
2008(g)	10 .00	0 .05	(2 .80)	(2 .75)	–	–	–	7.25
R-5 shares
2011(c)	9.41	0 .15	1 .00	1 .15	(0 .17)	(0 .14)	(0 .31)	10 .25
2010	8.18	0 .16	1 .24	1 .40	(0 .17)	–	(0 .17)	9 .41
2009	7.26	0 .13	0 .92	1 .05	(0 .13)	–	(0 .13)	8 .18
2008(g)	10 .00	0 .06	(2 .80)	(2 .74)	–	–	–	7.26

See accompanying notes.

477

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	to Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets(b)	Assets	Rate

12 .70%(d)	$524,725	0.04%(e),(f)	3 .20%(e)	4 .5%(e)
17.77	401,632	0.05 (f)	1 .94	25 .2
15.14	233,404	0.10 (f)	1 .30	8 .5
(27.30) (d)	26,413	0.17 (e),(f)	1 .20 (e)	21 .3 (e)

12.21 (d)	15,660	0.92 (e)	2 .49 (e)	4 .5 (e)
16.74	14,338	0.92 (f)	1 .16	25 .2
14.22	8,486	0.96 (f)	0 .87	8 .5
(27.80) (d)	1,871	1.05 (e),(f)	0 .35 (e)	21 .3 (e)

12.31 (d)	15,907	0.79 (e)	2 .47 (e)	4 .5 (e)
16.79	11,582	0.79 (f)	1 .23	25 .2
14.41	6,788	0.83 (f)	1 .07	8 .5
(27.70) (d)	1,000	0.92 (e),(f)	0 .65 (e)	21 .3 (e)

12.38 (d)	61,460	0.61 (e)	2 .64 (e)	4 .5 (e)
16.98	47,011	0.61 (f)	1 .41	25 .2
14.60	23,811	0.65 (f)	1 .35	8 .5
(27.70) (d)	8,787	0.74 (e),(f)	0 .67 (e)	21 .3 (e)

12.34 (d)	50,686	0.42 (e)	2 .90 (e)	4 .5 (e)
17.31	42,079	0.42 (f)	1 .55	25 .2
14.77	23,462	0.46 (f)	1 .25	8 .5
(27.50) (d)	5,224	0.55 (e),(f)	0 .80 (e)	21 .3 (e)

12.53 (d)	55,157	0.30 (e)	3 .11 (e)	4 .5 (e)
17.36	47,050	0.30 (f)	1 .87	25 .2
14.86	31,597	0.34 (f)	1 .87	8 .5
(27.40) (d)	14,713	0.43 (e),(f)	0 .90 (e)	21 .3 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

478

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2011(d)	$11 .23	$0.16	$1 .30	$1 .46	($0 .18)	$–	($0 .18)	$12.51
2010	9.75	0 .18	1 .51	1 .69	(0 .21)	–	(0 .21)	11 .23
2009	9.03	0 .18	1 .08	1 .26	(0 .18)	(0 .36)	(0 .54)	9.75
2008	15.21	0 .37	(5 .86)	(5 .49)	(0 .37)	(0 .32)	(0 .69)	9.03
2007	13.55	0 .27	1 .78	2 .05	(0 .29)	(0 .10)	(0 .39)	15 .21
2006	12.06	0 .24	1 .60	1 .84	(0 .23)	(0 .12)	(0 .35)	13 .55
Institutional shares
2011(d)	11.28	0 .19	1 .29	1 .48	(0 .23)	–	(0 .23)	12 .53
2010	9.78	0 .23	1 .52	1 .75	(0 .25)	–	(0 .25)	11 .28
2009	9.07	0 .22	1 .09	1 .31	(0 .24)	(0 .36)	(0 .60)	9.78
2008	15.27	0 .40	(5 .84)	(5 .44)	(0 .44)	(0 .32)	(0 .76)	9.07
2007	13.62	0 .32	1 .81	2 .13	(0 .38)	(0 .10)	(0 .48)	15 .27
2006	12.12	0 .31	1 .62	1 .93	(0 .31)	(0 .12)	(0 .43)	13 .62
R-1 shares
2011(d)	11.16	0 .13	1 .29	1 .42	(0 .13)	–	(0 .13)	12 .45
2010	9.70	0 .14	1 .50	1 .64	(0 .18)	–	(0 .18)	11 .16
2009	8.99	0 .14	1 .09	1 .23	(0 .16)	(0 .36)	(0 .52)	9.70
2008	15.15	0 .28	(5 .80)	(5 .52)	(0 .32)	(0 .32)	(0 .64)	8.99
2007	13.51	0 .18	1 .81	1 .99	(0 .25)	(0 .10)	(0 .35)	15 .15
2006	12.03	0 .12	1 .68	1 .80	(0 .20)	(0 .12)	(0 .32)	13 .51
R-2 shares
2011(d)	11.17	0 .15	1 .27	1 .42	(0 .14)	–	(0 .14)	12 .45
2010	9.70	0 .16	1 .50	1 .66	(0 .19)	–	(0 .19)	11 .17
2009	8.97	0 .15	1 .10	1 .25	(0 .16)	(0 .36)	(0 .52)	9.70
2008	15.13	0 .33	(5 .83)	(5 .50)	(0 .34)	(0 .32)	(0 .66)	8.97
2007	13.49	0 .23	1 .78	2 .01	(0 .27)	(0 .10)	(0 .37)	15 .13
2006	12.01	0 .21	1 .61	1 .82	(0 .22)	(0 .12)	(0 .34)	13 .49
R-3 shares
2011(d)	11.21	0 .15	1 .29	1 .44	(0 .16)	–	(0 .16)	12 .49
2010	9.74	0 .18	1 .49	1 .67	(0 .20)	–	(0 .20)	11 .21
2009	9.02	0 .17	1 .09	1 .26	(0 .18)	(0 .36)	(0 .54)	9.74
2008	15.20	0 .33	(5 .83)	(5 .50)	(0 .36)	(0 .32)	(0 .68)	9.02
2007	13.55	0 .24	1 .81	2 .05	(0 .30)	(0 .10)	(0 .40)	15 .20
2006	12.06	0 .21	1 .64	1 .85	(0 .24)	(0 .12)	(0 .36)	13 .55
R-4 shares
2011(d)	11.49	0 .17	1 .32	1 .49	(0 .18)	–	(0 .18)	12 .80
2010	9.97	0 .19	1 .55	1 .74	(0 .22)	–	(0 .22)	11 .49
2009	9.22	0 .18	1 .13	1 .31	(0 .20)	(0 .36)	(0 .56)	9.97
2008	15.52	0 .36	(5 .95)	(5 .59)	(0 .39)	(0 .32)	(0 .71)	9.22
2007	13.83	0 .28	1 .83	2 .11	(0 .32)	(0 .10)	(0 .42)	15 .52
2006	12.31	0 .26	1 .64	1 .90	(0 .26)	(0 .12)	(0 .38)	13 .83
R-5 shares
2011(d)	11.26	0 .18	1 .28	1 .46	(0 .20)	–	(0 .20)	12 .52
2010	9.77	0 .21	1 .51	1 .72	(0 .23)	–	(0 .23)	11 .26
2009	9.05	0 .19	1 .10	1 .29	(0 .21)	(0 .36)	(0 .57)	9.77
2008	15.25	0 .37	(5 .85)	(5 .48)	(0 .40)	(0 .32)	(0 .72)	9.05
2007	13.59	0 .27	1 .83	2 .10	(0 .34)	(0 .10)	(0 .44)	15 .25
2006	12.10	0 .25	1 .64	1 .89	(0 .28)	(0 .12)	(0 .40)	13 .59

See accompanying notes.

479

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

13.10%(e),(f)	$605,707	0.43%(g)	0 .56%(g)	2 .78%(g)	9.4%(g)
17.53 (f)	515,947	0.51	0 .58	1 .74	32 .1
15.32 (f)	410,442	0.61	0 .66	2 .17	9 .5
(37 .71) (f)	344,061	0.62	–	2.92	6.6
15.50 (f)	473,037	0.66	–	1 .88	15 .5
15.51 (f)	292,775	0.72	0 .72	1 .88	9 .4

13.24 (e)	3,208,647	0.04 (g)	–	3.19 (g)	9.4 (g)
18.17	2,804,667	0.04	–	2 .23	32 .1
15.88	2,333,820	0.09	–	2.55	9.5
(37 .35)	1,659,024	0.13	–	3.23	6.6
16.05	1,953,928	0.12	–	2 .27	15 .5
16.29	1,017,369	0.12	–	2.46	9.4

12.82 (e)	58,261	0.91 (g)	–	2.30 (g)	9.4 (g)
17.11	50,109	0.92	–	1 .34	32 .1
14.91	41,365	0.97	–	1.66	9.5
(37 .94)	27,323	1.01	–	2.25	6.6
15.07	28,841	1.00	–	1 .24	15 .5
15.21	11,490	1.00	–	0.96	9.4

12.81 (e)	98,561	0.78 (g)	–	2.48 (g)	9.4 (g)
17.27	99,779	0.79	–	1 .52	32 .1
15.16	88,072	0.84	–	1.83	9.5
(37 .91)	67,038	0.88	–	2.67	6.6
15.25	98,270	0.87	–	1 .64	15 .5
15.39	60,034	0.87	–	1.66	9.4

12.98 (e)	248,264	0.60 (g)	–	2.60 (g)	9.4 (g)
17.40	222,202	0.61	–	1 .73	32 .1
15.32	193,474	0.66	–	2.00	9.5
(37 .75)	141,078	0.70	–	2.69	6.6
15.45	161,519	0.69	–	1 .70	15 .5
15.62	79,100	0.69	–	1.68	9.4

13.14 (e)	215,592	0.41 (g)	–	2.83 (g)	9.4 (g)
17.67	194,301	0.42	–	1 .83	32 .1
15.52	153,804	0.47	–	2.10	9.5
(37 .64)	103,030	0.51	–	2.82	6.6
15.65	117,390	0.50	–	1 .95	15 .5
15.75	58,595	0.50	–	1.99	9.4

13.08 (e)	344,643	0.29 (g)	–	3.15 (g)	9.4 (g)
17.85	337,439	0.30	–	2 .06	32 .1
15.68	316,224	0.35	–	2.23	9.5
(37 .57)	213,626	0.39	–	2.99	6.6
15.85	234,264	0.38	–	1 .91	15 .5
15.93	108,704	0.38	–	1.92	9.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

480

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2011(c)	$9 .32	$0 .14	$1 .13	$1 .27	($0 .16)	($0 .16)	($0 .32)	$10.27
2010	8.05	0 .15	1 .29	1 .44	(0 .17)	–	(0 .17)	9 .32
2009	7.13	0 .07	0 .99	1 .06	(0 .14)	–	(0 .14)	8 .05
2008(g)	10 .00	0 .04	(2 .91)	(2 .87)	–	–	–	7.13
R-1 shares
2011(c)	9.18	0 .10	1 .11	1 .21	(0 .09)	(0 .16)	(0 .25)	10 .14
2010	7.96	0 .08	1 .26	1 .34	(0 .12)	–	(0 .12)	9 .18
2009	7.10	0 .04	0 .94	0 .98	(0 .12)	–	(0 .12)	7 .96
2008(g)	10 .00	(0 .01)	(2 .89)	(2 .90)	–	–	–	7.10
R-2 shares
2011(c)	9.18	0 .10	1 .12	1 .22	(0 .10)	(0 .16)	(0 .26)	10 .14
2010	7.96	0 .09	1 .26	1 .35	(0 .13)	–	(0 .13)	9 .18
2009	7.10	0 .03	0 .96	0 .99	(0 .13)	–	(0 .13)	7 .96
2008(g)	10 .00	0 .01	(2 .91)	(2 .90)	–	–	–	7.10
R-3 shares
2011(c)	9.23	0 .11	1 .12	1 .23	(0 .12)	(0 .16)	(0 .28)	10 .18
2010	7.99	0 .11	1 .27	1 .38	(0 .14)	–	(0 .14)	9 .23
2009	7.10	0 .08	0 .93	1 .01	(0 .12)	–	(0 .12)	7 .99
2008(g)	10 .00	0 .01	(2 .91)	(2 .90)	–	–	–	7.10
R-4 shares
2011(c)	9.26	0 .12	1 .13	1 .25	(0 .13)	(0 .16)	(0 .29)	10 .22
2010	8.02	0 .11	1 .27	1 .38	(0 .14)	–	(0 .14)	9 .26
2009	7.12	0 .09	0 .94	1 .03	(0 .13)	–	(0 .13)	8 .02
2008(g)	10 .00	0 .02	(2 .90)	(2 .88)	–	–	–	7.12
R-5 shares
2011(c)	9.29	0 .13	1 .12	1 .25	(0 .14)	(0 .16)	(0 .30)	10 .24
2010	8.04	0 .14	1 .26	1 .40	(0 .15)	–	(0 .15)	9 .29
2009	7.13	0 .11	0 .93	1 .04	(0 .13)	–	(0 .13)	8 .04
2008(g)	10 .00	0 .03	(2 .90)	(2 .87)	–	–	–	7.13

See accompanying notes.

481

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
			Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	to Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets(b)	Assets	Rate

13 .91%(d)	$334,673	0.05%(e),(f)	2 .88%(e)	2 .7%(e)
18.04	248,902	0.05 (f)	1 .71	25 .0
15.17	143,330	0.10 (f)	0 .95	7 .0
(28.70) (d)	14,703	0 .17 (e),(f)	0 .71 (e)	16 .8 (e)

13.42 (d)	13,003	0.92 (e)	2 .09 (e)	2 .7 (e)
16.99	11,246	0.92 (f)	0 .89	25 .0
14.10	6,405	0.97 (f)	0 .55	7 .0
(29.00) (d)	1,086	1 .05 (e),(f)	(0 .17) (e)	16 .8 (e)

13.53 (d)	8,524	0.79 (e)	2 .14 (e)	2 .7 (e)
17.10	6,266	0.79 (f)	1 .03	25 .0
14.23	3,378	0.84 (f)	0 .46	7 .0
(29.00) (d)	555	0 .92 (e),(f)	0 .14 (e)	16 .8 (e)

13.55 (d)	44,954	0.61 (e)	2 .35 (e)	2 .7 (e)
17.37	34,593	0.61 (f)	1 .23	25 .0
14.61	19,038	0.66 (f)	1 .20	7 .0
(29.00) (d)	7,368	0 .74 (e),(f)	0 .17 (e)	16 .8 (e)

13.77 (d)	35,734	0.42 (e)	2 .58 (e)	2 .7 (e)
17.43	29,669	0.42 (f)	1 .28	25 .0
14.77	15,202	0.47 (f)	1 .27	7 .0
(28.80) (d)	5,606	0 .55 (e),(f)	0 .30 (e)	16 .8 (e)

13.73 (d)	32,799	0.30 (e)	2 .71 (e)	2 .7 (e)
17.62	26,306	0.30 (f)	1 .63	25 .0
14.91	17,760	0.35 (f)	1 .49	7 .0
(28.70) (d)	6,829	0 .43 (e),(f)	0 .40 (e)	16 .8 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

482

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2011(d)	$11 .29	$0.15	$1 .44	$1 .59	($0 .15)	$–	($0 .15)	$12.73
2010	9.76	0 .15	1 .56	1 .71	(0 .18)	–	(0 .18)	11 .29
2009	9.03	0 .15	1 .07	1 .22	(0 .15)	(0 .34)	(0 .49)	9.76
2008	15.61	0 .33	(6 .24)	(5 .91)	(0 .36)	(0 .31)	(0 .67)	9.03
2007	13.72	0 .23	2 .04	2 .27	(0 .28)	(0 .10)	(0 .38)	15 .61
2006	12.12	0 .20	1 .70	1 .90	(0 .19)	(0 .11)	(0 .30)	13 .72
Institutional shares
2011(d)	11.37	0 .17	1 .45	1 .62	(0 .20)	–	(0 .20)	12 .79
2010	9.82	0 .21	1 .56	1 .77	(0 .22)	–	(0 .22)	11 .37
2009	9.09	0 .19	1 .09	1 .28	(0 .21)	(0 .34)	(0 .55)	9.82
2008	15.73	0 .38	(6 .27)	(5 .89)	(0 .44)	(0 .31)	(0 .75)	9.09
2007	13.83	0 .29	2 .07	2 .36	(0 .36)	(0 .10)	(0 .46)	15 .73
2006	12.24	0 .28	1 .71	1 .99	(0 .29)	(0 .11)	(0 .40)	13 .83
R-1 shares
2011(d)	11.24	0 .12	1 .43	1 .55	(0 .10)	–	(0 .10)	12 .69
2010	9.73	0 .12	1 .54	1 .66	(0 .15)	–	(0 .15)	11 .24
2009	9.01	0 .11	1 .08	1 .19	(0 .13)	(0 .34)	(0 .47)	9.73
2008	15.59	0 .25	(6 .20)	(5 .95)	(0 .32)	(0 .31)	(0 .63)	9.01
2007	13.70	0 .13	2 .10	2 .23	(0 .24)	(0 .10)	(0 .34)	15 .59
2006	12.13	0 .08	1 .78	1 .86	(0 .18)	(0 .11)	(0 .29)	13 .70
R-2 shares
2011(d)	11.24	0 .13	1 .43	1 .56	(0 .11)	–	(0 .11)	12 .69
2010	9.73	0 .14	1 .53	1 .67	(0 .16)	–	(0 .16)	11 .24
2009	8.99	0 .13	1 .08	1 .21	(0 .13)	(0 .34)	(0 .47)	9.73
2008	15.56	0 .31	(6 .24)	(5 .93)	(0 .33)	(0 .31)	(0 .64)	8.99
2007	13.68	0 .20	2 .04	2 .24	(0 .26)	(0 .10)	(0 .36)	15 .56
2006	12.11	0 .18	1 .69	1 .87	(0 .19)	(0 .11)	(0 .30)	13 .68
R-3 shares
2011(d)	11.24	0 .14	1 .43	1 .57	(0 .13)	–	(0 .13)	12 .68
2010	9.73	0 .15	1 .54	1 .69	(0 .18)	–	(0 .18)	11 .24
2009	9.01	0 .14	1 .08	1 .22	(0 .16)	(0 .34)	(0 .50)	9.73
2008	15.59	0 .31	(6 .22)	(5 .91)	(0 .36)	(0 .31)	(0 .67)	9.01
2007	13.70	0 .20	2 .07	2 .27	(0 .28)	(0 .10)	(0 .38)	15 .59
2006	12.13	0 .20	1 .70	1 .90	(0 .22)	(0 .11)	(0 .33)	13 .70
R-4 shares
2011(d)	11.27	0 .15	1 .43	1 .58	(0 .16)	–	(0 .16)	12 .69
2010	9.74	0 .17	1 .55	1 .72	(0 .19)	–	(0 .19)	11 .27
2009	9.02	0 .14	1 .09	1 .23	(0 .17)	(0 .34)	(0 .51)	9.74
2008	15.61	0 .30	(6 .19)	(5 .89)	(0 .39)	(0 .31)	(0 .70)	9.02
2007	13.72	0 .20	2 .10	2 .30	(0 .31)	(0 .10)	(0 .41)	15 .61
2006	12.15	0 .22	1 .70	1 .92	(0 .24)	(0 .11)	(0 .35)	13 .72
R-5 shares
2011(d)	11.32	0 .18	1 .42	1 .60	(0 .17)	–	(0 .17)	12 .75
2010	9.79	0 .18	1 .55	1 .73	(0 .20)	–	(0 .20)	11 .32
2009	9.06	0 .16	1 .09	1 .25	(0 .18)	(0 .34)	(0 .52)	9.79
2008	15.68	0 .36	(6 .27)	(5 .91)	(0 .40)	(0 .31)	(0 .71)	9.06
2007	13.78	0 .24	2 .09	2 .33	(0 .33)	(0 .10)	(0 .43)	15 .68
2006	12.20	0 .19	1 .76	1 .95	(0 .26)	(0 .11)	(0 .37)	13 .78

See accompanying notes.

483

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

14 .15%(e),(f)	$297,414	0.47%(g)	0 .60%(g)	2 .43%(g)	11 .9%(g)
17.64 (f)	246,236	0.56	0 .63	1 .46	31 .4
14.73 (f)	186,499	0.66	0 .71	1 .82	5 .8
(39 .42) (f)	152,176	0.69	–	2.58	6.0
16.86 (f)	194,722	0.70	–	1 .59	16 .5
15.89 (f)	110,477	0.76	0 .77	1 .52	13 .1

14.37 (e)	1,987,926	0.04 (g)	–	2.89 (g)	11 .9 (g)
18.27	1,716,164	0.04	–	2 .02	31 .4
15.45	1,387,751	0.09	–	2.20	5.8
(39 .15)	921,180	0.13	–	3.00	6.0
17.54	1,039,113	0.12	–	1 .96	16 .5
16.60	503,092	0.12	–	2 .17	13 .1

13.91 (e)	39,638	0.91 (g)	–	1.99 (g)	11 .9 (g)
17.26	32,593	0.92	–	1 .12	31 .4
14.41	25,814	0.97	–	1.28	5.8
(39 .66)	15,457	1.01	–	1.99	6.0
16.58	15,053	1.00	–	0 .89	16 .5
15.55	5,269	1.00	–	0 .58	13 .1

13.99 (e)	56,560	0.78 (g)	–	2.17 (g)	11 .9 (g)
17.33	55,281	0.79	–	1 .31	31 .4
14.65	46,331	0.84	–	1.48	5.8
(39 .59)	32,121	0.88	–	2.44	6.0
16.68	44,449	0.87	–	1 .39	16 .5
15.72	26,051	0.87	–	1 .38	13 .1

14.10 (e)	143,238	0.60 (g)	–	2.30 (g)	11 .9 (g)
17.50	125,392	0.61	–	1 .47	31 .4
14.77	104,315	0.66	–	1.64	5.8
(39 .47)	69,607	0.70	–	2.49	6.0
16.95	75,682	0.69	–	1 .39	16 .5
15.91	36,537	0.69	–	1 .55	13 .1

14.12 (e)	123,944	0.41 (g)	–	2.47 (g)	11 .9 (g)
17.87	101,237	0.42	–	1 .67	31 .4
14.98	86,178	0.47	–	1.69	5.8
(39 .37)	49,106	0.51	–	2.41	6.0
17.14	46,791	0.50	–	1 .40	16 .5
16.11	14,898	0.50	–	1 .69	13 .1

14.26 (e)	190,991	0.29 (g)	–	2.97 (g)	11 .9 (g)
17.89	200,260	0.30	–	1 .74	31 .4
15.16	165,669	0.35	–	1.85	5.8
(39 .31)	99,181	0.39	–	2.80	6.0
17.29	108,005	0.38	–	1 .63	16 .5
16.27	47,329	0.38	–	1 .49	13 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

484

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2011(c)	$9 .23	$0 .13	$1 .20	$1 .33	($0 .14)	($0 .16)	($0 .30)	$10.26
2010	7.95	0 .13	1 .30	1 .43	( 0 .15)	–	( 0 .15)	9 .23
2009	7.04	0 .05	0 .99	1 .04	( 0 .13)	–	( 0 .13)	7 .95
2008(g)	10.00	0 .02	( 2 .98)	( 2 .96)	–	–	–	7.04
R-1 shares
2011(c)	9.05	0 .09	1 .17	1 .26	( 0 .08)	(0.16)	( 0 .24)	10 .07
2010	7.82	0 .05	1 .29	1 .34	( 0 .11)	–	( 0 .11)	9 .05
2009	6.97	0 .01	0 .96	0 .97	( 0 .12)	–	( 0 .12)	7 .82
2008(g)	10.00	( 0 .03)	( 3 .00)	( 3 .03)	–	–	–	6.97
R-2 shares
2011(c)	9.06	0 .09	1 .18	1 .27	( 0 .09)	(0.16)	( 0 .25)	10 .08
2010	7.83	0 .07	1 .28	1 .35	( 0 .12)	–	( 0 .12)	9 .06
2009	6.98	0 .03	0 .95	0 .98	( 0 .13)	–	( 0 .13)	7 .83
2008(g)	10.00	( 0 .02)	( 3 .00)	( 3 .02)	–	–	–	6.98
R-3 shares
2011(c)	9.10	0 .10	1 .18	1 .28	( 0 .10)	(0.16)	( 0 .26)	10 .12
2010	7.85	0 .10	1 .27	1 .37	( 0 .12)	–	( 0 .12)	9 .10
2009	6.99	0 .08	0 .90	0 .98	( 0 .12)	–	( 0 .12)	7 .85
2008(g)	10.00	( 0 .01)	( 3 .00)	( 3 .01)	–	–	–	6.99
R-4 shares
2011(c)	9.14	0 .11	1 .19	1 .30	( 0 .12)	(0.16)	( 0 .28)	10 .16
2010	7.88	0 .09	1 .30	1 .39	( 0 .13)	–	( 0 .13)	9 .14
2009	7.00	0 .08	0 .92	1 .00	( 0 .12)	–	( 0 .12)	7 .88
2008(g)	10.00	–	( 3 .00)	( 3 .00)	–	–	–	7.00
R-5 shares
2011(c)	9.16	0 .12	1 .19	1 .31	( 0 .13)	(0.16)	( 0 .29)	10 .18
2010	7.90	0 .12	1 .28	1 .40	( 0 .14)	–	( 0 .14)	9 .16
2009	7.01	0 .07	0 .95	1 .02	( 0 .13)	–	( 0 .13)	7 .90
2008(g)	10.00	–	( 2 .99)	( 2 .99)	–	–	–	7.01

See accompanying notes.

485

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
		Ratio of Expenses	Investment Income
	Net Assets, End of	to Average Net	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)	Assets	Turnover Rate

14 .75%(d)	$148,308	0 .06%(e),(f)	2 .67%(e)	2 .6%(e)
18.22	105,004	0.08 (f)	1 .50	23 .8
15.09	53,836	0.10 (f)	0 .69	4 .8
(29.60) (d)	4,518	0.17 (e),(f)	0 .37 (e)	16 .2 (e)

14.21 (d)	7,414	0.92 (e),(f)	1 .86 (e)	2 .6 (e)
17.33	5,821	0.93 (f)	0 .65	23 .8
14.23	2,675	0.97 (f)	0 .18	4 .8
(30.30) (d)	350	1.05 (e),(f)	(0 .50) (e)	16 .2 (e)

14.30 (d)	4,149	0.79 (e),(f)	1 .84 (e)	2 .6 (e)
17.42	2,780	0.80 (f)	0 .79	23 .8
14.32	1,160	0.84 (f)	0 .38	4 .8
(30.20) (d)	139	0.92 (e),(f)	(0 .36) (e)	16 .2 (e)

14.37 (d)	27,456	0.61 (e),(f)	2 .15 (e)	2 .6 (e)
17.64	20,005	0.62 (f)	1 .16	23 .8
14.40	11,557	0.66 (f)	1 .21	4 .8
(30.10) (d)	4,893	0.74 (e),(f)	(0 .13) (e)	16 .2 (e)

14.48 (d)	16,003	0.42 (e),(f)	2 .35 (e)	2 .6 (e)
17.84	12,730	0.43 (f)	1 .08	23 .8
14.68	5,832	0.47 (f)	1 .13	4 .8
(30.00) (d)	1,991	0.55 (e),(f)	(0 .04) (e)	16 .2 (e)

14.56 (d)	15,444	0.30 (e),(f)	2 .47 (e)	2 .6 (e)
17.91	11,045	0.31 (f)	1 .45	23 .8
14.87	6,559	0.35 (f)	0 .95	4 .8
(29.90) (d)	1,592	0.43 (e),(f)	0 .08 (e)	16 .2 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying notes.

486

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2011(d)	$10 .64	$0.12	$1 .44	$1 .56	($0 .11)	$–	($0 .11)	$12.09
2010	9.17	0 .11	1 .50	1 .61	(0.14)	–	(0.14)	10 .64
2009	8.53	0 .12	1 .00	1 .12	(0.12)	( 0 .36)	(0.48)	9.17
2008	15.04	0 .30	(6.11)	(5.81)	(0.34)	( 0 .36)	(0.70)	8.53
2007	13.15	0 .20	2 .04	2 .24	(0.24)	( 0 .11)	(0.35)	15 .04
2006	11.55	0 .15	1 .72	1 .87	(0.16)	( 0 .11)	(0.27)	13 .15
Institutional shares
2011(d)	10.86	0 .16	1 .46	1 .62	(0.17)	–	(0.17)	12 .31
2010	9.34	0 .18	1 .53	1 .71	(0.19)	–	(0.19)	10 .86
2009	8.70	0 .16	1 .02	1 .18	(0.18)	( 0 .36)	(0.54)	9.34
2008	15.32	0 .36	(6.19)	(5.83)	(0.43)	( 0 .36)	(0.79)	8.70
2007	13.39	0 .29	2 .08	2 .37	(0.33)	( 0 .11)	(0.44)	15 .32
2006	11.80	0 .25	1 .73	1 .98	(0.28)	( 0 .11)	(0.39)	13 .39
R-1 shares
2011(d)	10.74	0 .10	1 .46	1 .56	(0.09)	–	(0.09)	12 .21
2010	9.26	0 .09	1 .52	1 .61	(0.13)	–	(0.13)	10 .74
2009	8.62	0 .08	1 .03	1 .11	(0.11)	( 0 .36)	(0.47)	9.26
2008	15.19	0 .21	(6.12)	(5.91)	(0.30)	( 0 .36)	(0.66)	8.62
2007	13.28	0 .12	2 .11	2 .23	(0.21)	( 0 .11)	(0.32)	15 .19
2006	11.70	0 .01	1 .85	1 .86	(0.17)	( 0 .11)	(0.28)	13 .28
R-2 shares
2011(d)	10.74	0 .11	1 .46	1 .57	(0.09)	–	(0.09)	12 .22
2010	9.26	0 .11	1 .50	1 .61	(0.13)	–	(0.13)	10 .74
2009	8.61	0 .11	1 .01	1 .12	(0.11)	( 0 .36)	(0.47)	9.26
2008	15.17	0 .29	(6.17)	(5.88)	(0.32)	( 0 .36)	(0.68)	8.61
2007	13.26	0 .20	2 .05	2 .25	(0.23)	( 0 .11)	(0.34)	15 .17
2006	11.68	0 .16	1 .72	1 .88	(0.19)	( 0 .11)	(0.30)	13 .26
R-3 shares
2011(d)	10.76	0 .12	1 .46	1 .58	(0.11)	–	(0.11)	12 .23
2010	9.27	0 .13	1 .51	1 .64	(0.15)	–	(0.15)	10 .76
2009	8.63	0 .12	1 .01	1 .13	(0.13)	( 0 .36)	(0.49)	9.27
2008	15.20	0 .30	(6.16)	(5.86)	(0.35)	( 0 .36)	(0.71)	8.63
2007	13.29	0 .20	2 .07	2 .27	(0.25)	( 0 .11)	(0.36)	15 .20
2006	11.71	0 .14	1 .76	1 .90	(0.21)	( 0 .11)	(0.32)	13 .29
R-4 shares
2011(d)	10.80	0 .13	1 .46	1 .59	(0.13)	–	(0.13)	12 .26
2010	9.30	0 .15	1 .51	1 .66	(0.16)	–	(0.16)	10 .80
2009	8.66	0 .13	1 .02	1 .15	(0.15)	( 0 .36)	(0.51)	9.30
2008	15.25	0 .29	(6.15)	(5.86)	(0.37)	( 0 .36)	(0.73)	8.66
2007	13.33	0 .21	2 .10	2 .31	(0.28)	( 0 .11)	(0.39)	15 .25
2006	11.74	0 .13	1 .80	1 .93	(0.23)	( 0 .11)	(0.34)	13 .33
R-5 shares
2011(d)	10.82	0 .15	1 .46	1 .61	(0.15)	–	(0.15)	12 .28
2010	9.32	0 .15	1 .52	1 .67	(0.17)	–	(0.17)	10 .82
2009	8.67	0 .13	1 .04	1 .17	(0.16)	( 0 .36)	(0.52)	9.32
2008	15.28	0 .34	(6.20)	(5.86)	(0.39)	( 0 .36)	(0.75)	8.67
2007	13.35	0 .20	2 .13	2 .33	(0.29)	( 0 .11)	(0.40)	15 .28
2006	11.76	0 .18	1 .77	1 .95	(0.25)	( 0 .11)	(0.36)	13 .35

See accompanying notes.

487

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
		Ratio of Expenses	Ratio of Gross	Investment Income
	Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

14.80%(e),(f)	$68,546	0 .57%(g)	0 .70%(g)	2 .15%(g)	15 .5%(g)
17.69 (f)	54,059	0 .68	0 .74	1 .12	30 .1
14.26 (f)	37,434	0 .78	0 .83	1 .54	15 .2
(40 .35) (f)	30,460	0 .77	–	2.46	6 .8
17.39 (f)	42,254	0 .75	–	1 .45	21 .2
16.37 (f)	22,053	0 .81	0 .92	1 .22	15 .9

15.08 (e)	898,485	0 .04 (g)	–	2.71 (g)	15 .5 (g)
18 .51	788,351	0 .04	–	1 .83	30 .1
14 .95	629,384	0 .10	–	2 .02	15 .2
(39 .96)	415,945	0 .13	–	2.95	6 .8
18 .16	487,265	0 .12	–	2 .04	21 .2
17 .13	266,710	0 .12	–	1 .95	15 .9

14.58 (e)	17,206	0 .92 (g)	–	1.78 (g)	15 .5 (g)
17.49	13,401	0 .92	–	0 .90	30 .1
14.01	9,869	0 .97	–	1 .03	15 .2
(40 .51)	5,320	1 .01	–	1.71	6 .8
17.10	4,967	1 .00	–	0 .87	21 .2
16.14	1,713	1 .00	–	0 .04	15 .9

14.72 (e)	25,525	0 .79 (g)	–	1.98 (g)	15 .5 (g)
17.55	24,165	0 .79	–	1 .13	30 .1
14.17	20,114	0 .84	–	1 .33	15 .2
(40 .42)	13,857	0 .88	–	2.39	6 .8
17.28	19,012	0 .87	–	1 .44	21 .2
16.32	12,526	0 .87	–	1 .30	15 .9

14.80 (e)	53,266	0 .61 (g)	–	2.10 (g)	15 .5 (g)
17.82	42,918	0 .61	–	1 .30	30 .1
14.36	35,212	0 .66	–	1 .45	15 .2
(40 .30)	22,153	0 .70	–	2.44	6 .8
17.46	25,931	0 .69	–	1 .43	21 .2
16.50	12,547	0 .69	–	1 .15	15 .9

14.86 (e)	47,551	0 .42 (g)	–	2.30 (g)	15 .5 (g)
18.05	39,183	0 .42	–	1 .50	30 .1
14.55	33,076	0 .47	–	1 .56	15 .2
(40 .18)	18,841	0 .51	–	2.40	6 .8
17.71	18,918	0 .50	–	1 .52	21 .2
16.76	7,836	0 .50	–	1 .06	15 .9

14.97 (e)	79,690	0 .30 (g)	–	2.61 (g)	15 .5 (g)
18.11	71,470	0 .30	–	1 .55	30 .1
14.78	58,596	0 .35	–	1 .59	15 .2
(40 .16)	31,835	0 .39	–	2.78	6 .8
17.89	36,041	0 .38	–	1 .42	21 .2
16.87	12,922	0 .38	–	1 .44	15 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

488

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2011(c)	$9 .21	$0 .12	$1 .22	$1 .34	($0 .13)	($0 .13)	($0 .26)	$10.29
2010	7.93	0 .12	1 .31	1 .43	( 0 .15)	–	( 0 .15)	9 .21
2009	6.99	0 .06	1 .00	1 .06	( 0 .12)	–	( 0 .12)	7 .93
2008(g)	10.00	0 .02	( 3 .03)	( 3 .01)	–	–	–	6.99
R-1 shares
2011(c)	9.02	0 .07	1 .22	1 .29	( 0 .07)	(0.13)	( 0 .20)	10 .11
2010	7.80	0 .06	1 .27	1 .33	( 0 .11)	–	( 0 .11)	9 .02
2009	6.95	0 .02	0 .95	0 .97	( 0 .12)	–	( 0 .12)	7 .80
2008(g)	10.00	( 0 .03)	( 3 .02)	( 3 .05)	–	–	–	6.95
R-2 shares
2011(c)	9.05	0 .08	1 .21	1 .29	( 0 .10)	(0.13)	( 0 .23)	10 .11
2010	7.82	0 .02	1 .33	1 .35	( 0 .12)	–	( 0 .12)	9 .05
2009	6.95	0 .03	0 .96	0 .99	( 0 .12)	–	( 0 .12)	7 .82
2008(g)	10.00	( 0 .03)	( 3 .02)	( 3 .05)	–	–	–	6.95
R-3 shares
2011(c)	9.09	0 .10	1 .20	1 .30	( 0 .09)	(0.13)	( 0 .22)	10 .17
2010	7.85	0 .09	1 .28	1 .37	( 0 .13)	–	( 0 .13)	9 .09
2009	6.96	0 .02	0 .99	1 .01	( 0 .12)	–	( 0 .12)	7 .85
2008(g)	10.00	( 0 .02)	( 3 .02)	( 3 .04)	–	–	–	6.96
R-4 shares
2011(c)	9.12	0 .10	1 .23	1 .33	( 0 .11)	(0.13)	( 0 .24)	10 .21
2010	7.88	0 .09	1 .29	1 .38	( 0 .14)	–	( 0 .14)	9 .12
2009	6.97	0 .02	1 .01	1 .03	( 0 .12)	–	( 0 .12)	7 .88
2008(g)	10.00	( 0 .01)	( 3 .02)	( 3 .03)	–	–	–	6.97
R-5 shares
2011(c)	9.14	0 .11	1 .22	1 .33	( 0 .12)	(0.13)	( 0 .25)	10 .22
2010	7.89	0 .11	1 .28	1 .39	( 0 .14)	–	( 0 .14)	9 .14
2009	6.98	0 .09	0 .94	1 .03	( 0 .12)	–	( 0 .12)	7 .89
2008(g)	10.00	–	( 3 .02)	( 3 .02)	–	–	–	6.98

See accompanying notes.

489

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
	Net Assets, End of		Investment Income	Portfolio
	Period (in	Ratio of Expenses to	to Average Net	Turnover
Total Return	thousands)	Average Net Assets(b)	Assets	Rate

14.92%(d)	$26,839	0.08%(e),(f)	2 .49%(e)	16 .6%(e)
18.18	17,421	0.08 (f)	1 .35	44 .0
15.43	8,036	0.08 (f)	0 .78	34 .0
(30.10) (d)	937	0 .17 (e),(f)	0 .28 (e)	194 .7 (e)

14.52 (d)	779	0 .96 (e),(f)	1 .59 (e)	16 .6 (e)
17.22	532	0.96 (f)	0 .76	44 .0
14.21	382	0.80 (f)	0 .29	34 .0
(30.50) (d)	70	1 .05 (e),(f)	(0 .54) (e)	194 .7 (e)

14.50 (d)	528	0 .83 (e),(f)	1 .76 (e)	16 .6 (e)
17.38	398	0.83 (f)	0 .26	44 .0
14.50	71	0.70 (f)	0 .42	34 .0
(30.50) (d)	14	0 .92 (e),(f)	(0 .49) (e)	194 .7 (e)

14.61 (d)	1,932	0 .65 (e),(f)	1 .95 (e)	16 .6 (e)
17.54	1,345	0.65 (f)	1 .12	44 .0
14.77	906	0.52 (f)	0 .33	34 .0
(30.40) (d)	119	0 .74 (e),(f)	(0 .30) (e)	194 .7 (e)

14.87 (d)	2,083	0 .46 (e),(f)	2 .17 (e)	16 .6 (e)
17.64	1,477	0.46 (f)	1 .07	44 .0
15.04	764	0.23 (f)	0 .33	34 .0
(30.30) (d)	28	0 .55 (e),(f)	(0 .09) (e)	194 .7 (e)

14.82 (d)	1,840	0 .34 (e),(f)	2 .32 (e)	16 .6 (e)
17.82	1,398	0.34 (f)	1 .30	44 .0
15.02	917	0.20 (f)	1 .27	34 .0
(30.20) (d)	304	0 .43 (e),(f)	0 .01 (e)	194 .7 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying notes.

490

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2011(d)	$10 .82	$0.22	$0 .29	$0 .51	($0 .29)	$–	($0 .29)	$11.04
2010	9.84	0 .31	1 .00	1 .31	(0.33)	–	(0.33)	10 .82
2009	9.33	0 .26	0 .82	1 .08	(0.44)	( 0 .13)	(0.57)	9.84
2008	12.81	0 .54	(3.36)	(2.82)	(0.49)	( 0 .17)	(0.66)	9.33
2007	12.62	0 .48	0 .15	0 .63	(0.38)	( 0 .06)	(0.44)	12 .81
2006	11.93	0 .40	0 .67	1 .07	(0.26)	( 0 .12)	(0.38)	12 .62
Institutional shares
2011(d)	10.89	0 .24	0 .30	0 .54	(0.34)	–	(0.34)	11 .09
2010	9.91	0 .35	1 .01	1 .36	(0.38)	–	(0.38)	10 .89
2009	9.40	0 .30	0 .84	1 .14	(0.50)	( 0 .13)	(0.63)	9.91
2008	12.92	0 .59	(3.38)	(2.79)	(0.56)	( 0 .17)	(0.73)	9.40
2007	12.73	0 .55	0 .16	0 .71	(0.46)	( 0 .06)	(0.52)	12 .92
2006	12.03	0 .47	0 .69	1 .16	(0.34)	( 0 .12)	(0.46)	12 .73
R-1 shares
2011(d)	10.80	0 .19	0 .31	0 .50	(0.25)	–	(0.25)	11 .05
2010	9.86	0 .25	1 .00	1 .25	(0.31)	–	(0.31)	10 .80
2009	9.32	0 .22	0 .84	1 .06	(0.39)	( 0 .13)	(0.52)	9.86
2008	12.81	0 .46	(3.33)	(2.87)	(0.45)	( 0 .17)	(0.62)	9.32
2007	12.63	0 .45	0 .13	0 .58	(0.34)	( 0 .06)	(0.40)	12 .81
2006	11.94	0 .37	0 .67	1 .04	(0.23)	( 0 .12)	(0.35)	12 .63
R-2 shares
2011(d)	10.79	0 .20	0 .30	0 .50	(0.24)	–	(0.24)	11 .05
2010	9.83	0 .30	0 .96	1 .26	(0.30)	–	(0.30)	10 .79
2009	9.30	0 .23	0 .84	1 .07	(0.41)	( 0 .13)	(0.54)	9.83
2008	12.79	0 .51	(3.36)	(2.85)	(0.47)	( 0 .17)	(0.64)	9.30
2007	12.60	0 .45	0 .16	0 .61	(0.36)	( 0 .06)	(0.42)	12 .79
2006	11.90	0 .35	0 .72	1 .07	(0.25)	( 0 .12)	(0.37)	12 .60
R-3 shares
2011(d)	10.77	0 .21	0 .30	0 .51	(0.29)	–	(0.29)	10 .99
2010	9.81	0 .30	0 .98	1 .28	(0.32)	–	(0.32)	10 .77
2009	9.30	0 .25	0 .83	1 .08	(0.44)	( 0 .13)	(0.57)	9.81
2008	12.79	0 .52	(3.35)	(2.83)	(0.49)	( 0 .17)	(0.66)	9.30
2007	12.60	0 .47	0 .16	0 .63	(0.38)	( 0 .06)	(0.44)	12 .79
2006	11.92	0 .40	0 .67	1 .07	(0.27)	( 0 .12)	(0.39)	12 .60
R-4 shares
2011(d)	10.80	0 .22	0 .29	0 .51	(0.30)	–	(0.30)	11 .01
2010	9.83	0 .31	1 .00	1 .31	(0.34)	–	(0.34)	10 .80
2009	9.33	0 .26	0 .84	1 .10	(0.47)	( 0 .13)	(0.60)	9.83
2008	12.83	0 .50	(3.32)	(2.82)	(0.51)	( 0 .17)	(0.68)	9.33
2007	12.64	0 .49	0 .17	0 .66	(0.41)	( 0 .06)	(0.47)	12 .83
2006	11.95	0 .42	0 .68	1 .10	(0.29)	( 0 .12)	(0.41)	12 .64
R-5 shares
2011(d)	10.87	0 .23	0 .30	0 .53	(0.32)	–	(0.32)	11 .08
2010	9.89	0 .35	0 .98	1 .33	(0.35)	–	(0.35)	10 .87
2009	9.38	0 .28	0 .83	1 .11	(0.47)	( 0 .13)	(0.60)	9.89
2008	12.89	0 .55	(3.36)	(2.81)	(0.53)	( 0 .17)	(0.70)	9.38
2007	12.69	0 .52	0 .16	0 .68	(0.42)	( 0 .06)	(0.48)	12 .89
2006	12.00	0 .43	0 .69	1 .12	(0.31)	( 0 .12)	(0.43)	12 .69

See accompanying notes.

491

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income
	Period (in	to Average Net	Average Net	to Average Net	Portfolio
Total Return	thousands)	Assets(b)	Assets(b),(c)	Assets	Turnover Rate

4.87%(e),(f)	$64,005	0.43%(g)	0 .57%(g)	4 .15%(g)	16 .1%(g)
13.62 (f)	61,486	0.51	0 .57	3 .05	46 .9
12.58 (f)	55,434	0.62	0 .67	2 .91	35 .9
(23 .13) (f)	60,289	0.60	–	4 .76	30 .7
5.08 (f)	95,309	0.67	–	3 .82	25 .3
9.20 (f)	81,151	0.71	–	3 .27	48 .9

5.11 (e)	459,798	0.04 (g)	–	4.52 (g)	16 .1 (g)
14.08	459,110	0.04	–	3 .42	46 .9
13.23	365,053	0.10	–	3 .32	35 .9
(22 .81)	287,888	0.13	–	5 .13	30 .7
5.68	341,609	0.12	–	4 .33	25 .3
9.90	250,395	0.12	–	3 .85	48 .9

4.71 (e)	13,668	0.92 (g)	–	3.62 (g)	16 .1 (g)
13.03	11,735	0.92	–	2 .48	46 .9
12.25	8,850	0.98	–	2 .43	35 .9
(23 .47)	6,026	1.01	–	4 .00	30 .7
4.68	4,777	1.00	–	3 .61	25 .3
8.91	2,543	1.00	–	3 .01	48 .9

4.72 (e)	12,132	0.79 (g)	–	3.81 (g)	16 .1 (g)
13.15	16,425	0.79	–	3 .00	46 .9
12.47	19,416	0.85	–	2 .62	35 .9
(23 .41)	17,792	0.88	–	4 .51	30 .7
4.91	25,462	0.87	–	3 .62	25 .3
9.17	20,550	0.87	–	2 .88	48 .9

4.82 (e)	35,964	0.61 (g)	–	3.95 (g)	16 .1 (g)
13.43	31,798	0.61	–	2 .91	46 .9
12.59	26,642	0.67	–	2 .79	35 .9
(23 .27)	24,573	0.70	–	4 .58	30 .7
5.11	29,428	0.69	–	3 .75	25 .3
9.19	19,341	0.69	–	3 .34	48 .9

4.84 (e)	29,148	0.42 (g)	–	4.10 (g)	16 .1 (g)
13.73	27,722	0.42	–	3 .04	46 .9
12.80	23,304	0.48	–	2 .95	35 .9
(23 .12)	16,933	0.51	–	4 .48	30 .7
5.30	11,742	0.50	–	3 .91	25 .3
9.46	4,466	0.50	–	3 .44	48 .9

4.96 (e)	38,218	0.30 (g)	–	4.37 (g)	16 .1 (g)
13.86	37,720	0.30	–	3 .40	46 .9
12.89	38,223	0.36	–	3 .09	35 .9
(23 .00)	33,264	0.39	–	4 .84	30 .7
5.49	35,806	0.38	–	4 .09	25 .3
9.56	19,216	0.38	–	3 .51	48 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

492

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
REAL ESTATE SECURITIES FUND
Class J shares
2011(c)	$15 .51	$–	$2 .30	$2 .30	($0 .09)	$–	($0 .09)	$17.72
2010	11.38	0 .21	4 .15	4 .36	(0.23)	–	(0.23)	15 .51
2009	11.60	0 .25	(0.21)	0.04	(0.26)	–	(0.26)	11 .38
2008	24.61	0 .24	(7.25)	(7.01)	(0.27)	( 5 .73)	(6.00)	11 .60
2007	27.21	0 .15	(0.60)	(0.45)	(0.08)	( 2 .07)	(2.15)	24 .61
2006	20.19	0 .12	7 .68	7 .80	(0.16)	( 0 .62)	(0.78)	27 .21
Institutional shares
2011(c)	15.84	0 .04	2 .35	2 .39	(0.13)	–	(0.13)	18 .10
2010	11.62	0 .30	4 .23	4 .53	(0.31)	–	(0.31)	15 .84
2009	11.83	0 .31	(0.20)	0.11	(0.32)	–	(0.32)	11 .62
2008	24.96	0 .33	(7.37)	(7.04)	(0.36)	( 5 .73)	(6.09)	11 .83
2007	27.56	0 .26	(0.55)	(0.29)	(0.24)	( 2 .07)	(2.31)	24 .96
2006	20.41	0 .28	7 .78	8 .06	(0.29)	( 0 .62)	(0.91)	27 .56
R-1 shares
2011(c)	15.70	(0.03)	2.33	2.30	(0.07)	–	(0.07)	17 .93
2010	11.52	0 .17	4 .20	4 .37	(0.19)	–	(0.19)	15 .70
2009	11.74	0 .22	(0.20)	0.02	(0.24)	–	(0.24)	11 .52
2008	24.82	0 .19	(7.31)	(7.12)	(0.23)	( 5 .73)	(5.96)	11 .74
2007	27.47	0 .05	(0.57)	(0.52)	(0.06)	( 2 .07)	(2.13)	24 .82
2006	20.39	0 .06	7 .78	7 .84	(0.14)	( 0 .62)	(0.76)	27 .47
R-2 shares
2011(c)	15.31	(0.02)	2.27	2.25	(0.07)	–	(0.07)	17 .49
2010	11.24	0 .19	4 .09	4 .28	(0.21)	–	(0.21)	15 .31
2009	11.46	0 .24	(0.20)	0.04	(0.26)	–	(0.26)	11 .24
2008	24.39	0 .21	(7.16)	(6.95)	(0.25)	( 5 .73)	(5.98)	11 .46
2007	27.00	0 .14	(0.61)	(0.47)	(0.07)	( 2 .07)	(2.14)	24 .39
2006	20.05	0 .09	7 .64	7 .73	(0.16)	( 0 .62)	(0.78)	27 .00
R-3 shares
2011(c)	15.57	–	2.30	2.30	(0.09)	–	(0.09)	17 .78
2010	11.42	0 .22	4 .17	4 .39	(0.24)	–	(0.24)	15 .57
2009	11.64	0 .26	(0.21)	0.05	(0.27)	–	(0.27)	11 .42
2008	24.67	0 .24	(7.26)	(7.02)	(0.28)	( 5 .73)	(6.01)	11 .64
2007	27.27	0 .18	(0.62)	(0.44)	(0.09)	( 2 .07)	(2.16)	24 .67
2006	20.23	0 .14	7 .72	7 .86	(0.20)	( 0 .62)	(0.82)	27 .27
R-4 shares
2011(c)	15.45	0 .01	2 .30	2 .31	(0.11)	–	(0.11)	17 .65
2010	11.34	0 .24	4 .13	4 .37	(0.26)	–	(0.26)	15 .45
2009	11.56	0 .27	(0.20)	0.07	(0.29)	–	(0.29)	11 .34
2008	24.54	0 .27	(7.21)	(6.94)	(0.31)	( 5 .73)	(6.04)	11 .56
2007	27.14	0 .21	(0.60)	(0.39)	(0.14)	( 2 .07)	(2.21)	24 .54
2006	20.13	0 .19	7 .67	7 .86	(0.23)	( 0 .62)	(0.85)	27 .14
R-5 shares
2011(c)	15.48	0 .02	2 .29	2 .31	(0.11)	–	(0.11)	17 .68
2010	11.36	0 .26	4 .14	4 .40	(0.28)	–	(0.28)	15 .48
2009	11.57	0 .28	(0.19)	0.09	(0.30)	–	(0.30)	11 .36
2008	24.56	0 .29	(7.23)	(6.94)	(0.32)	( 5 .73)	(6.05)	11 .57
2007	27.16	0 .26	(0.62)	(0.36)	(0.17)	( 2 .07)	(2.24)	24 .56
2006	20.13	0 .21	7 .69	7 .90	(0.25)	( 0 .62)	(0.87)	27 .16

See accompanying notes.

493

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Rate

14 .91%(d),(e)	$143,356	1.36%(f)	1 .49%(f)	0 .00%(f)	36 .0%(f)
38.58 (e)	128,423	1.44	1 .51	1 .52	52 .2
0.97 (e)	96,382	1.55	1 .60	2 .65	57 .3
(36 .13) (e)	107,631	1.43	–	1 .48	47 .2
(2 .12) (e)	195,723	1.47	–	0 .59	77 .8 (g)
39.86 (e)	231,200	1.53	–	0 .50	37 .8

15.20 (d)	1,369,505	0.85 (f)	–	0.51 (f)	36 .0 (f)
39.37	1,303,556	0.85	–	2 .14	52 .2
1.74	1,137,929	0.85	–	3 .22	57 .3
(35 .71)	894,685	0.84	–	2 .05	47 .2
(1 .48)	1,110,332	0.83	–	1 .04	77 .8 (g)
40.85	770,259	0.84	–	1 .20	37 .8

14.70 (d)	7,491	1.71 (f)	–	(0 .35) (f)	36 .0 (f)
38.22	6,794	1.71	–	1 .22	52 .2
0.82	4,205	1.72	–	2 .30	57 .3
(36 .25)	2,945	1.72	–	1 .17	47 .2
(2 .38)	3,842	1.71	–	0 .22	77 .8 (g)
39.62	2,908	1.72	–	0 .25	37 .8

14.78 (d)	15,031	1.58 (f)	–	(0 .22) (f)	36 .0 (f)
38.36	14,881	1.58	–	1 .38	52 .2
0.95	11,684	1.59	–	2 .56	57 .3
(36 .18)	11,889	1.59	–	1 .31	47 .2
(2 .23)	22,550	1.58	–	0 .58	77 .8 (g)
39.79	35,260	1.59	–	0 .40	37 .8

14.84 (d)	44,861	1.40 (f)	–	(0 .05) (f)	36 .0 (f)
38.69	39,463	1.40	–	1 .58	52 .2
1.12	32,669	1.41	–	2 .70	57 .3
(36 .08)	28,885	1.41	–	1 .48	47 .2
(2 .06)	42,136	1.40	–	0 .73	77 .8 (g)
40.07	58,101	1.41	–	0 .59	37 .8

15.00 (d)	30,432	1.21 (f)	–	0.12 (f)	36 .0 (f)
38.89	23,587	1.21	–	1 .73	52 .2
1.32	14,963	1.22	–	2 .85	57 .3
(35 .94)	12,277	1.22	–	1 .67	47 .2
(1 .88)	16,259	1.21	–	0 .86	77 .8 (g)
40.32	17,216	1.22	–	0 .83	37 .8

15.03 (d)	75,822	1.09 (f)	–	0.25 (f)	36 .0 (f)
39.05	59,168	1.09	–	1 .91	52 .2
1.52	52,653	1.10	–	2 .90	57 .3
(35 .89)	40,951	1.10	–	1 .81	47 .2
(1 .76)	74,228	1.09	–	1 .05	77 .8 (g)
40.54	102,031	1.10	–	0 .92	37 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

See accompanying notes.

494

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends		Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Redemption Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions	Fees	of Period
SAM BALANCED PORTFOLIO
Class J shares
2011(d)	$12 .16	$0 .17	$1 .06	$1 .23	($0 .17)	$–	($0 .17)	$–	$13.22
2010	10.76	0.23	1 .43	1 .66	( 0 .26)	–	(0.26)	–	12 .16
2009	10.64	0.24	1 .07	1 .31	( 0 .28)	( 0 .91)	(1.19)	–	10 .76
2008	15.90	0.26	( 4 .28)	( 4 .02)	( 0 .47)	( 0 .77)	(1.24)	–	10 .64
2007(h)	14.69	0.15	1 .19	1 .34	( 0 .14)	–	(0.14)	0 .01	15 .90
Institutional shares
2011(d)	12.31	0.19	1 .09	1 .28	( 0 .20)	–	(0.20)	–	13 .39
2010	10.88	0.28	1 .46	1 .74	( 0 .31)	–	(0.31)	–	12 .31
2009	10.74	0.30	1 .07	1 .37	( 0 .32)	( 0 .91)	(1.23)	–	10 .88
2008	16.03	0.42	( 4 .39)	( 3 .97)	( 0 .55)	( 0 .77)	(1.32)	–	10 .74
2007(h)	14.69	0.22	1 .33	1 .55	( 0 .21)	–	(0.21)	–	16 .03
R-1 shares
2011(d)	12.29	0.14	1 .07	1 .21	( 0 .14)	–	(0.14)	–	13 .36
2010	10.86	0.19	1 .45	1 .64	( 0 .21)	–	(0.21)	–	12 .29
2009	10.73	0.21	1 .08	1 .29	( 0 .25)	( 0 .91)	(1.16)	–	10 .86
2008	16.03	0.20	( 4 .30)	( 4 .10)	( 0 .43)	( 0 .77)	(1.20)	–	10 .73
2007(h)	14.69	0.11	1 .35	1 .46	( 0 .12)	–	(0.12)	–	16 .03
R-2 shares
2011(d)	12.27	0.13	1 .09	1 .22	( 0 .16)	–	(0.16)	–	13 .33
2010	10.86	0.18	1 .47	1 .65	( 0 .24)	–	(0.24)	–	12 .27
2009	10.73	0.21	1 .09	1 .30	( 0 .26)	( 0 .91)	(1.17)	–	10 .86
2008	16.03	0.28	( 4 .36)	( 4 .08)	( 0 .45)	( 0 .77)	(1.22)	–	10 .73
2007(h)	14.69	0.12	1 .35	1 .47	( 0 .13)	–	(0.13)	–	16 .03
R-3 shares
2011(d)	12.29	0.16	1 .07	1 .23	( 0 .16)	–	(0.16)	–	13 .36
2010	10.87	0.22	1 .45	1 .67	( 0 .25)	–	(0.25)	–	12 .29
2009	10.73	0.26	1 .07	1 .33	( 0 .28)	( 0 .91)	(1.19)	–	10 .87
2008	16.03	0.30	( 4 .36)	( 4 .06)	( 0 .47)	( 0 .77)	(1.24)	–	10 .73
2007(h)	14.69	0.19	1 .30	1 .49	( 0 .15)	–	(0.15)	–	16 .03
R-4 shares
2011(d)	12.31	0.16	1 .09	1 .25	( 0 .18)	–	(0.18)	–	13 .38
2010	10.88	0.23	1 .47	1 .70	( 0 .27)	–	(0.27)	–	12 .31
2009	10.74	0.25	1 .09	1 .34	( 0 .29)	( 0 .91)	(1.20)	–	10 .88
2008	16.04	0.42	( 4 .45)	( 4 .03)	( 0 .50)	( 0 .77)	(1.27)	–	10 .74
2007(h)	14.69	0.20	1 .32	1 .52	( 0 .17)	–	(0.17)	–	16 .04
R-5 shares
2011(d)	12.31	0.16	1 .09	1 .25	( 0 .18)	–	(0.18)	–	13 .38
2010	10.88	0.27	1 .45	1 .72	( 0 .29)	–	(0.29)	–	12 .31
2009	10.74	0.26	1 .09	1 .35	( 0 .30)	( 0 .91)	(1.21)	–	10 .88
2008	16.03	0.30	( 4 .31)	( 4 .01)	( 0 .51)	( 0 .77)	(1.28)	–	10 .74
2007(h)	14.69	0.18	1 .35	1 .53	( 0 .19)	–	(0.19)	–	16 .03

See accompanying notes.

495

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

10.23%(e),(f)	$508,882	0.74%(g)	0 .88%(g)	2 .65%(g)	42 .3%(g)
15.59 (f)	396,058	0.85	0 .92	1 .98	13 .2
14.31 (f)	217,421	0.95	1 .13	2 .46	5 .1
(27.20) (f)	58,350	0.95	–	2 .00	34 .8
9.27 (e),(f)	2,597	0.95 (g)	–	1.21 (g)	14.6 (g)

10.46 (e)	188,311	0.36 (g)	0 .36 (g)	3 .00 (g)	42 .3 (g)
16.23	122,317	0.38	0 .38	2 .43	13 .2
14.89	65,662	0.39	0 .42	2 .99	5 .1
(26.71)	21,448	0.33	–	3 .14	34 .8
10.67 (e)	1,385	0.31 (g)	–	1.82 (g)	14.6 (g)

9.94 (e)	5,534	1.22 (g)	–	2.19 (g)	42.3 (g)
15.28	4,716	1.23	–	1 .63	13 .2
13.94	3,442	1.24	–	2.14	5.1
(27.41)	1,064	1.21	–	1 .57	34 .8
9.95 (e)	17	1.19 (g)	–	0.92 (g)	14.6 (g)

9.98 (e)	9,910	1.09 (g)	–	2.15 (g)	42.3 (g)
15.40	4,134	1.10	–	1 .56	13 .2
14.07	907	1.11	–	2.07	5.1
(27.32)	146	1.08	–	2 .19	34 .8
10.06 (e)	17	1.06 (g)	–	1.02 (g)	14.6 (g)

10.12 (e)	20,679	0.91 (g)	–	2.54 (g)	42.3 (g)
15.55	17,127	0.92	–	1 .94	13 .2
14.36	10,185	0.93	–	2.59	5.1
(27.19)	3,627	0.90	–	2 .28	34 .8
10.21 (e)	1,181	0.88 (g)	–	1.50 (g)	14.6 (g)

10.20 (e)	13,263	0.72 (g)	–	2.58 (g)	42.3 (g)
15.80	8,067	0.73	–	2 .02	13 .2
14.53	5,895	0.74	–	2.45	5.1
(27.04)	1,874	0.71	–	3 .16	34 .8
10.43 (e)	1,497	0.69 (g)	–	1.61 (g)	14.6 (g)

10.25 (e)	40,609	0.60 (g)	–	2.47 (g)	42.3 (g)
15.97	21,643	0.61	–	2 .31	13 .2
14.64	13,328	0.62	–	2.61	5.1
(26.90)	3,691	0.59	–	2 .50	34 .8
(10.47) (e)	11	0.57 (g)	–	1.54 (g)	14.6 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

496

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2011(d)	$10 .36	$0.17	$0 .60	$0 .77	($0 .17)	$–	($0 .17)	$10.96
2010	9.39	0 .27	0 .99	1 .26	( 0 .29)	–	( 0 .29)	10 .36
2009	8.77	0 .28	1 .01	1 .29	( 0 .30)	(0.37)	( 0 .67)	9 .39
2008	11.86	0 .29	( 2 .56)	( 2 .27)	( 0 .41)	(0.41)	( 0 .82)	8 .77
2007(h)	11.17	0 .21	0 .67	0 .88	( 0 .19)	–	( 0 .19)	11 .86
Institutional shares
2011(d)	10.39	0 .19	0 .60	0 .79	( 0 .19)	–	( 0 .19)	10 .99
2010	9.41	0 .31	1 .00	1 .31	( 0 .33)	–	( 0 .33)	10 .39
2009	8.78	0 .34	1 .00	1 .34	( 0 .34)	(0.37)	( 0 .71)	9 .41
2008	11.87	0 .35	( 2 .55)	( 2 .20)	( 0 .48)	(0.41)	( 0 .89)	8 .78
2007(h)	11.17	0 .26	0 .68	0 .94	( 0 .24)	–	( 0 .24)	11 .87
R-1 shares
2011(d)	10.36	0 .15	0 .60	0 .75	( 0 .15)	–	( 0 .15)	10 .96
2010	9.39	0 .22	1 .01	1 .23	( 0 .26)	–	( 0 .26)	10 .36
2009	8.78	0 .26	0 .99	1 .25	( 0 .27)	(0.37)	( 0 .64)	9 .39
2008	11.86	0 .28	( 2 .56)	( 2 .28)	( 0 .39)	(0.41)	( 0 .80)	8 .78
2007(h)	11.17	0 .18	0 .67	0 .85	( 0 .16)	–	( 0 .16)	11 .86
R-2 shares
2011(d)	10.39	0 .15	0 .61	0 .76	( 0 .15)	–	( 0 .15)	11 .00
2010	9.42	0 .23	1 .01	1 .24	( 0 .27)	–	( 0 .27)	10 .39
2009	8.78	0 .26	1 .02	1 .28	( 0 .27)	(0.37)	( 0 .64)	9 .42
2008	11.86	0 .28	( 2 .55)	( 2 .27)	( 0 .40)	(0.41)	( 0 .81)	8 .78
2007(h)	11.17	0 .19	0 .68	0 .87	( 0 .18)	–	( 0 .18)	11 .86
R-3 shares
2011(d)	10.38	0 .17	0 .59	0 .76	( 0 .16)	–	( 0 .16)	10 .98
2010	9.40	0 .27	0 .99	1 .26	( 0 .28)	–	( 0 .28)	10 .38
2009	8.78	0 .28	1 .01	1 .29	( 0 .30)	(0.37)	( 0 .67)	9 .40
2008	11.87	0 .36	( 2 .62)	( 2 .26)	( 0 .42)	(0.41)	( 0 .83)	8 .78
2007(h)	11.17	0 .23	0 .66	0 .89	( 0 .19)	–	( 0 .19)	11 .87
R-4 shares
2011(d)	10.38	0 .18	0 .59	0 .77	( 0 .17)	–	( 0 .17)	10 .98
2010	9.40	0 .29	0 .99	1 .28	( 0 .30)	–	( 0 .30)	10 .38
2009	8.78	0 .30	1 .00	1 .30	( 0 .31)	(0.37)	( 0 .68)	9 .40
2008	11.86	0 .41	( 2 .64)	( 2 .23)	( 0 .44)	(0.41)	( 0 .85)	8 .78
2007(h)	11.17	0 .24	0 .66	0 .90	( 0 .21)	–	( 0 .21)	11 .86
R-5 shares
2011(d)	10.38	0 .16	0 .62	0 .78	( 0 .18)	–	( 0 .18)	10 .98
2010	9.41	0 .29	0 .99	1 .28	( 0 .31)	–	( 0 .31)	10 .38
2009	8.78	0 .32	1 .00	1 .32	( 0 .32)	(0.37)	( 0 .69)	9 .41
2008	11.86	0 .34	( 2 .56)	( 2 .22)	( 0 .45)	(0.41)	( 0 .86)	8 .78
2007(h)	11.17	0 .24	0 .67	0 .91	( 0 .22)	–	( 0 .22)	11 .86

See accompanying notes.

497

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

7.50%(e),(f)	$222,150	0.74%(g)	0 .88%(g)	3 .22%(g)	32 .7%(g)
13.60 (f)	175,583	0.84	0 .91	2 .72	11 .4
15.91 (f)	94,045	0.95	1 .13	3 .25	9 .2
(20.34) (f)	26,828	0.95	–	2 .85	27 .7
7.92 (e),(f)	904	0 .95 (g)	–	2 .33 (g)	12 .7 (g)

7.67 (e)	83,529	0 .37 (g)	0 .37 (g)	3 .58 (g)	32 .7 (g)
14.18	60,420	0.39	0 .39	3 .18	11 .4
16.57	36,114	0.39	0 .44	3 .89	9 .2
(19.83)	16,825	0.33	–	3 .41	27 .7
8.52 (e)	730	0 .31 (g)	–	2 .90 (g)	12 .7 (g)

7.26 (e)	3,316	1 .22 (g)	–	2 .76 (g)	32 .7 (g)
13.27	2,580	1.23	–	2 .25	11 .4
15.47	983	1.24	–	2.98	9.2
(20.46)	285	1.21	–	2 .70	27 .7
7.71 (e)	11	1 .19 (g)	–	1 .99 (g)	12 .7 (g)

7.34 (e)	4,470	1 .09 (g)	–	2 .87 (g)	32 .7 (g)
13.32	4,251	1.10	–	2 .29	11 .4
15.74	1,167	1.11	–	2.99	9.2
(20.36)	545	1.08	–	2 .67	27 .7
7.82 (e)	24	1 .06 (g)	–	2 .10 (g)	12 .7 (g)

7.42 (e)	9,196	0 .91 (g)	–	3 .21 (g)	32 .7 (g)
13.63	8,726	0.92	–	2 .69	11 .4
15.90	5,014	0.93	–	3.18	9.2
(20.28)	1,059	0.90	–	3 .43	27 .7
8.06 (e)	692	0 .88 (g)	–	2 .51 (g)	12 .7 (g)

7.51 (e)	3,996	0 .72 (g)	–	3 .32 (g)	32 .7 (g)
13.82	4,294	0.73	–	2 .90	11 .4
16.04	3,438	0.74	–	3.43	9.2
(20.06)	1,413	0.71	–	3 .85	27 .7
8.12 (e)	349	0 .69 (g)	–	2 .64 (g)	12 .7 (g)

7.57 (e)	10,233	0 .60 (g)	–	3 .03 (g)	32 .7 (g)
13.86	4,233	0.61	–	2 .98	11 .4
16.29	1,605	0.62	–	3.68	9.2
(19.96)	879	0.59	–	3 .49	27 .7
8.23 (e)	11	0 .57 (g)	–	2 .62 (g)	12 .7 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

498

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2011(d)	$12.81	$0 .13	$1 .54	$1 .67	($0 .19)	$–	($0 .19)	$14.29
2010	11.12	0 .14	1 .74	1 .88	( 0 .19)	–	( 0 .19)	12 .81
2009	11.39	0 .17	0 .94	1 .11	( 0 .23)	(1.15)	( 1 .38)	11 .12
2008	18.75	0 .17	( 6 .03)	( 5 .86)	( 0 .42)	(1.08)	( 1 .50)	11 .39
2007(h)	16.75	0 .03	1 .97	2 .00	–	–	–	18 .75
Institutional shares
2011(d)	12.94	0 .16	1 .56	1 .72	( 0 .24)	–	( 0 .24)	14 .42
2010	11.22	0 .20	1 .75	1 .95	( 0 .23)	–	( 0 .23)	12 .94
2009	11.45	0 .21	0 .98	1 .19	( 0 .27)	(1.15)	( 1 .42)	11 .22
2008	18.85	0 .25	( 6 .05)	( 5 .80)	( 0 .52)	(1.08)	( 1 .60)	11 .45
2007(h)	16.75	0 .12	1 .98	2 .10	–	–	–	18 .85
R-1 shares
2011(d)	12.76	0 .10	1 .53	1 .63	( 0 .14)	–	( 0 .14)	14 .25
2010	11.09	0 .09	1 .74	1 .83	( 0 .16)	–	( 0 .16)	12 .76
2009	11.36	0 .14	0 .95	1 .09	( 0 .21)	(1.15)	( 1 .36)	11 .09
2008	18.72	0 .10	( 6 .01)	( 5 .91)	( 0 .37)	(1.08)	( 1 .45)	11 .36
2007(h)	16.75	( 0 .01)	1 .98	1 .97	–	–	–	18 .72
R-2 shares
2011(d)	12.77	0 .11	1 .53	1 .64	( 0 .16)	–	( 0 .16)	14 .25
2010	11.09	0 .10	1 .75	1 .85	( 0 .17)	–	( 0 .17)	12 .77
2009	11.37	0 .15	0 .95	1 .10	( 0 .23)	(1.15)	( 1 .38)	11 .09
2008	18.74	0 .25	( 6 .14)	( 5 .89)	( 0 .40)	(1.08)	( 1 .48)	11 .37
2007(h)	16.75	–	1.99	1.99	–	–	–	18 .74
R-3 shares
2011(d)	12.83	0 .15	1 .51	1 .66	( 0 .18)	–	( 0 .18)	14 .31
2010	11.15	0 .14	1 .74	1 .88	( 0 .20)	–	( 0 .20)	12 .83
2009	11.40	0 .15	0 .98	1 .13	( 0 .23)	(1.15)	( 1 .38)	11 .15
2008	18.77	0 .27	( 6 .13)	( 5 .86)	( 0 .43)	(1.08)	( 1 .51)	11 .40
2007(h)	16.75	0 .08	1 .94	2 .02	–	–	–	18 .77
R-4 shares
2011(d)	12.90	0 .13	1 .56	1 .69	( 0 .20)	–	( 0 .20)	14 .39
2010	11.19	0 .15	1 .75	1 .90	( 0 .19)	–	( 0 .19)	12 .90
2009	11.41	0 .17	0 .99	1 .16	( 0 .23)	(1.15)	( 1 .38)	11 .19
2008	18.79	0 .42	( 6 .26)	( 5 .84)	( 0 .46)	(1.08)	( 1 .54)	11 .41
2007(h)	16.75	0 .10	1 .94	2 .04	–	–	–	18 .79
R-5 shares
2011(d)	12.87	0 .11	1 .58	1 .69	( 0 .21)	–	( 0 .21)	14 .35
2010	11.17	0 .18	1 .74	1 .92	( 0 .22)	–	( 0 .22)	12 .87
2009	11.42	0 .19	0 .97	1 .16	( 0 .26)	(1.15)	( 1 .41)	11 .17
2008	18.81	0 .10	( 5 .93)	( 5 .83)	( 0 .48)	(1.08)	( 1 .56)	11 .42
2007(h)	16.75	0 .08	1 .98	2 .06	–	–	–	18 .81

See accompanying notes.

499

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

13.12%(e),(f)	$233,284	0.75%(g)	0 .88%(g)	1 .98%(g)	48 .8%(g)
17.07 (f)	181,273	0.85	0 .92	1 .16	15 .4
12.01 (f)	108,969	0.95	1 .12	1 .65	4 .2
(33.82) (f)	37,408	0.95	–	1 .20	32 .4
11.94 (e),(f)	3,643	0.95 (g)	–	0.22 (g)	16.2 (g)

13.40 (e)	135,662	0.36 (g)	0 .36 (g)	2 .34 (g)	48 .8 (g)
17.60	94,846	0.38	0 .38	1 .63	15 .4
12.76	54,041	0.39	0 .42	2 .10	4 .2
(33.43)	16,776	0.33	–	1 .72	32 .4
12.54 (e)	1,459	0.31 (g)	–	0.86 (g)	16.2 (g)

12.86 (e)	4,140	1.22 (g)	–	1.54 (g)	48.8 (g)
16.63	3,766	1.23	–	0 .75	15 .4
11.80	2,213	1.24	–	1.44	4.2
(34.04)	1,078	1.21	–	0 .72	32 .4
11.76 (e)	24	1.19 (g)	–	(0 .05) (g)	16 .2 (g)

12.94 (e)	7,078	1.09 (g)	–	1.58 (g)	48.8 (g)
16.80	5,194	1.10	–	0 .82	15 .4
11.95	2,476	1.11	–	1.54	4.2
(33.97)	939	1.08	–	1 .71	32 .4
11.88 (e)	30	1.06 (g)	–	0.00 (g)	16.2 (g)

13.02 (e)	9,194	0.91 (g)	–	2.29 (g)	48.8 (g)
16.98	10,094	0.92	–	1 .14	15 .4
12.11	7,308	0.93	–	1.43	4.2
(33.80)	1,487	0.90	–	1 .85	32 .4
12.06 (e)	721	0.88 (g)	–	0.58 (g)	16.2 (g)

13.18 (e)	10,651	0.72 (g)	–	1.90 (g)	48.8 (g)
17.16	7,704	0.73	–	1 .23	15 .4
12.40	6,393	0.74	–	1.66	4.2
(33.69)	2,352	0.71	–	2 .75	32 .4
12.18 (e)	3,040	0.69 (g)	–	0.68 (g)	16.2 (g)

13.22 (e)	30,463	0.60 (g)	–	1.57 (g)	48.8 (g)
17.35	12,668	0.61	–	1 .47	15 .4
12.53	8,327	0.62	–	1.84	4.2
(33.62)	3,708	0.59	–	0 .83	32 .4
12.30 (e)	15	0.57 (g)	–	0.56 (g)	16.2 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

500

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2011(d)	$11 .24	$0.21	$0 .38	$0 .59	($0 .22)	$–	($0 .22)	$11.61
2010	10.39	0 .35	0 .90	1 .25	( 0 .40)	–	( 0 .40)	11 .24
2009	9.46	0 .38	1 .19	1 .57	( 0 .40)	(0.24)	( 0 .64)	10 .39
2008	11.89	0 .37	( 2 .10)	( 1 .73)	( 0 .43)	(0.27)	( 0 .70)	9 .46
2007(h)	11.58	0 .30	0 .29	0 .59	( 0 .28)	–	( 0 .28)	11 .89
Institutional shares
2011(d)	11.28	0 .24	0 .38	0 .62	( 0 .24)	–	( 0 .24)	11 .66
2010	10.42	0 .41	0 .91	1 .32	( 0 .46)	–	( 0 .46)	11 .28
2009	9.48	0 .44	1 .18	1 .62	( 0 .44)	(0.24)	( 0 .68)	10 .42
2008	11.90	0 .42	( 2 .07)	( 1 .65)	( 0 .50)	(0.27)	( 0 .77)	9 .48
2007(h)	11.58	0 .36	0 .30	0 .66	( 0 .34)	–	( 0 .34)	11 .90
R-1 shares
2011(d)	11.25	0 .19	0 .37	0 .56	( 0 .19)	–	( 0 .19)	11 .62
2010	10.39	0 .32	0 .91	1 .23	( 0 .37)	–	( 0 .37)	11 .25
2009	9.47	0 .36	1 .17	1 .53	( 0 .37)	(0.24)	( 0 .61)	10 .39
2008	11.89	0 .34	( 2 .08)	( 1 .74)	( 0 .41)	(0.27)	( 0 .68)	9 .47
2007(h)	11.58	0 .27	0 .30	0 .57	( 0 .26)	–	( 0 .26)	11 .89
R-2 shares
2011(d)	11.27	0 .19	0 .38	0 .57	( 0 .20)	–	( 0 .20)	11 .64
2010	10.41	0 .33	0 .91	1 .24	( 0 .38)	–	( 0 .38)	11 .27
2009	9.48	0 .37	1 .17	1 .54	( 0 .37)	(0.24)	( 0 .61)	10 .41
2008	11.90	0 .40	( 2 .13)	( 1 .73)	( 0 .42)	(0.27)	( 0 .69)	9 .48
2007(h)	11.58	0 .28	0 .31	0 .59	( 0 .27)	–	( 0 .27)	11 .90
R-3 shares
2011(d)	11.27	0 .22	0 .36	0 .58	( 0 .21)	–	( 0 .21)	11 .64
2010	10.41	0 .36	0 .90	1 .26	( 0 .40)	–	( 0 .40)	11 .27
2009	9.47	0 .38	1 .19	1 .57	( 0 .39)	(0.24)	( 0 .63)	10 .41
2008	11.90	0 .42	( 2 .14)	( 1 .72)	( 0 .44)	(0.27)	( 0 .71)	9 .47
2007(h)	11.58	0 .31	0 .29	0 .60	( 0 .28)	–	( 0 .28)	11 .90
R-4 shares
2011(d)	11.27	0 .22	0 .37	0 .59	( 0 .22)	–	( 0 .22)	11 .64
2010	10.41	0 .37	0 .91	1 .28	( 0 .42)	–	( 0 .42)	11 .27
2009	9.47	0 .40	1 .19	1 .59	( 0 .41)	(0.24)	( 0 .65)	10 .41
2008	11.89	0 .46	( 2 .15)	( 1 .69)	( 0 .46)	(0.27)	( 0 .73)	9 .47
2007(h)	11.58	0 .33	0 .28	0 .61	( 0 .30)	–	( 0 .30)	11 .89
R-5 shares
2011(d)	11.27	0 .22	0 .38	0 .60	( 0 .23)	–	( 0 .23)	11 .64
2010	10.41	0 .40	0 .89	1 .29	( 0 .43)	–	( 0 .43)	11 .27
2009	9.47	0 .41	1 .19	1 .60	( 0 .42)	(0.24)	( 0 .66)	10 .41
2008	11.89	0 .44	( 2 .12)	( 1 .68)	( 0 .47)	(0.27)	( 0 .74)	9 .47
2007(h)	11.58	0 .33	0 .29	0 .62	( 0 .31)	–	( 0 .31)	11 .89

See accompanying notes.

501

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

5.32%(e),(f)	$225,173	0.77%(g)	0 .90%(g)	3 .83%(g)	30 .2%(g)
12.29 (f)	151,199	0.90	0 .98	3 .25	9 .5
17.52 (f)	52,672	0.95	1 .23	3 .91	11 .4
(15.33) (f)	9,523	0.95	–	3 .47	35 .1
5.16 (e),(f)	501	0 .95 (g)	–	3 .18 (g)	9 .7 (g)

5.58 (e)	51,334	0 .40 (g)	0 .40 (g)	4 .17 (g)	30 .2 (g)
12.91	37,271	0.40	0 .43	3 .79	9 .5
18.12	18,965	0.39	0 .58	4 .50	11 .4
(14.69)	4,929	0.33	–	3 .85	35 .1
5.75 (e)	93	0 .31 (g)	–	3 .90 (g)	9 .7 (g)

5.06 (e)	707	1 .22 (g)	–	3 .34 (g)	30 .2 (g)
12.01	908	1.23	–	2.97	9.5
17.06	377	1.24	–	3 .70	11 .4
(15.45)	104	1.21	–	3 .19	35 .1
4.97 (e)	10	1 .19 (g)	–	2 .94 (g)	9 .7 (g)

5.14 (e)	1,472	1 .09 (g)	–	3 .43 (g)	30 .2 (g)
12.15	955	1.10	–	3.05	9.5
17.19	332	1.11	–	3 .83	11 .4
(15.33)	114	1.08	–	3 .68	35 .1
5.16 (e)	101	1 .06 (g)	–	3 .02 (g)	9 .7 (g)

5.23 (e)	5,186	0 .91 (g)	–	3 .84 (g)	30 .2 (g)
12.34	5,283	0.92	–	3.31	9.5
17.56	2,547	0.93	–	3 .88	11 .4
(15.27)	569	0.90	–	3 .85	35 .1
5.30 (e)	302	0 .88 (g)	–	3 .37 (g)	9 .7 (g)

5.33 (e)	3,405	0 .72 (g)	–	3 .87 (g)	30 .2 (g)
12.54	2,535	0.73	–	3.40	9.5
17.74	1,065	0.74	–	4 .15	11 .4
(15.04)	528	0.71	–	4 .17	35 .1
5.36 (e)	377	0 .69 (g)	–	3 .55 (g)	9 .7 (g)

5.39 (e)	4,882	0 .60 (g)	–	3 .87 (g)	30 .2 (g)
12.69	3,039	0.61	–	3.68	9.5
17.87	1,683	0.62	–	4 .21	11 .4
(14.93)	562	0.59	–	4 .17	35 .1
5.46 (e)	11	0 .57 (g)	–	3 .59 (g)	9 .7 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

502

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2011(d)	$13.85	$0 .10	$1 .99	$2 .09	($0 .13)	$–	($0 .13)	$15.81
2010	11.88	0 .10	2 .02	2 .12	( 0 .15)	–	( 0 .15)	13 .85
2009	12.05	0 .14	0 .94	1 .08	( 0 .09)	(1.16)	( 1 .25)	11 .88
2008	20.94	0 .10	( 7 .43)	( 7 .33)	( 0 .41)	(1.15)	( 1 .56)	12 .05
2007(h)	18.54	( 0 .03)	2 .43	2 .40	–	–	–	20 .94
Institutional shares
2011(d)	13.97	0 .13	2 .00	2 .13	( 0 .19)	–	( 0 .19)	15 .91
2010	11.97	0 .16	2 .04	2 .20	( 0 .20)	–	( 0 .20)	13 .97
2009	12.12	0 .18	0 .97	1 .15	( 0 .14)	(1.16)	( 1 .30)	11 .97
2008	21.04	0 .26	( 7 .50)	( 7 .24)	( 0 .53)	(1.15)	( 1 .68)	12 .12
2007(h)	18.54	0 .06	2 .44	2 .50	–	–	–	21 .04
R-1 shares
2011(d)	13.78	0 .08	1 .96	2 .04	( 0 .08)	–	( 0 .08)	15 .74
2010	11.84	0 .05	2 .02	2 .07	( 0 .13)	–	( 0 .13)	13 .78
2009	12.02	0 .10	0 .95	1 .05	( 0 .07)	(1.16)	( 1 .23)	11 .84
2008	20.90	0 .10	( 7 .46)	( 7 .36)	( 0 .37)	(1.15)	( 1 .52)	12 .02
2007(h)	18.54	( 0 .07)	2 .43	2 .36	–	–	–	20 .90
R-2 shares
2011(d)	13.83	0 .06	2 .00	2 .06	( 0 .12)	–	( 0 .12)	15 .77
2010	11.88	0 .05	2 .04	2 .09	( 0 .14)	–	( 0 .14)	13 .83
2009	12.03	0 .13	0 .94	1 .07	( 0 .06)	(1.16)	( 1 .22)	11 .88
2008	20.92	0 .08	( 7 .43)	( 7 .35)	( 0 .39)	(1.15)	( 1 .54)	12 .03
2007(h)	18.54	( 0 .08)	2 .46	2 .38	–	–	–	20 .92
R-3 shares
2011(d)	13.85	0 .09	1 .99	2 .08	( 0 .13)	–	( 0 .13)	15 .80
2010	11.89	0 .09	2 .03	2 .12	( 0 .16)	–	( 0 .16)	13 .85
2009	12.06	0 .12	0 .96	1 .08	( 0 .09)	(1.16)	( 1 .25)	11 .89
2008	20.95	0 .26	( 7 .57)	( 7 .31)	( 0 .43)	(1.15)	( 1 .58)	12 .06
2007(h)	18.54	0 .02	2 .39	2 .41	–	–	–	20 .95
R-4 shares
2011(d)	13.92	0 .10	1 .99	2 .09	( 0 .14)	–	( 0 .14)	15 .87
2010	11.92	0 .11	2 .04	2 .15	( 0 .15)	–	( 0 .15)	13 .92
2009	12.07	0 .14	0 .97	1 .11	( 0 .10)	(1.16)	( 1 .26)	11 .92
2008	20.98	0 .38	( 7 .68)	( 7 .30)	( 0 .46)	(1.15)	( 1 .61)	12 .07
2007(h)	18.54	0 .04	2 .40	2 .44	–	–	–	20 .98
R-5 shares
2011(d)	13.89	0 .06	2 .04	2 .10	( 0 .16)	–	( 0 .16)	15 .83
2010	11.92	0 .14	2 .02	2 .16	( 0 .19)	–	( 0 .19)	13 .89
2009	12.09	0 .17	0 .95	1 .12	( 0 .13)	(1.16)	( 1 .29)	11 .92
2008	21.00	0 .09	( 7 .37)	( 7 .28)	( 0 .48)	(1.15)	( 1 .63)	12 .09
2007(h)	18.54	0 .01	2 .45	2 .46	–	–	–	21 .00

See accompanying notes.

503

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets(b)	Assets(b),(c)	Assets	Rate

15.17%(e),(f)	$160,015	0.77%(g)	0 .90%(g)	1 .39%(g)	62 .2%(g)
17.98 (f)	124,141	0.88	0 .95	0 .76	15 .6
10.90 (f)	82,014	0.95	1 .12	1 .33	3 .7
(37.62) (f)	40,275	0.95	–	0 .66	32 .5
12.94 (e),(f)	3,826	0.95 (g)	–	(0 .22) (g)	15 .7 (g)

15.34 (e)	67,979	0.37 (g)	0 .37 (g)	1 .74 (g)	62 .2 (g)
18.53	46,704	0.40	0 .40	1 .23	15 .6
11.51	27,844	0.39	0 .48	1 .66	3 .7
(37.19)	9,008	0.33	–	1 .64	32 .5
13.48 (e)	1,481	0.31 (g)	–	0.36 (g)	15.7 (g)

14.88 (e)	3,698	1.22 (g)	–	1.00 (g)	62.2 (g)
17.54	3,515	1.23	–	0 .41	15 .6
10.59	2,477	1.24	–	0.91	3.7
(37.80)	988	1.21	–	0 .65	32 .5
12.73 (e)	44	1.19 (g)	–	(0 .48) (g)	15 .7 (g)

14.96 (e)	3,028	1.09 (g)	–	0.85 (g)	62.2 (g)
17.74	1,449	1.10	–	0 .42	15 .6
10.75	508	1.11	–	1.21	3.7
(37.73)	290	1.08	–	0 .52	32 .5
12.84 (e)	45	1.06 (g)	–	(0 .50) (g)	15 .7 (g)

15.10 (e)	9,662	0.91 (g)	–	1.17 (g)	62.2 (g)
17.91	6,761	0.92	–	0 .72	15 .6
10.89	4,093	0.93	–	1.15	3.7
(37.56)	1,011	0.90	–	1 .60	32 .5
13.00 (e)	780	0.88 (g)	–	0.15 (g)	15.7 (g)

15.14 (e)	4,014	0.72 (g)	–	1.38 (g)	62.2 (g)
18.17	2,638	0.73	–	0 .85	15 .6
11.12	2,638	0.74	–	1.33	3.7
(37.49)	1,134	0.71	–	2 .27	32 .5
13.16 (e)	1,305	0.69 (g)	–	0.22 (g)	15.7 (g)

15.24 (e)	14,514	0.60 (g)	–	0.87 (g)	62.2 (g)
18.27	4,517	0.61	–	1 .11	15 .6
11.27	1,324	0.62	–	1.60	3.7
(37.37)	1,077	0.59	–	0 .65	32 .5
13.27 (e)	11	0.57 (g)	–	0.10 (g)	15.7 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

504

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment and Unrealized Total From from Net				Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Distributions of Period		Total Return
SHORT-TERM INCOME FUND(c)
Class J shares
2011(d)	$12 .17	$0 .13	($0 .07)	$0 .06	($0 .15)	($0 .15)	$12 .08	0 .47%(e),(f)
2010(h)	12.00	0.08	0 .16	0 .24	( 0 .07)	( 0 .07)	12.17	2 .04 (e),(f)
Institutional shares
2011(d)	12.16	0.16	( 0 .07)	0 .09	( 0 .18)	( 0 .18)	12.07	0 .72 (e)
2010	11.84	0.36	0 .32	0 .68	( 0 .36)	( 0 .36)	12.16	5 .82
2009	11.17	0.46	0 .67	1 .13	( 0 .46)	( 0 .46)	11.84	10 .35
2008	11.60	0.48	( 0 .43)	0 .05	( 0 .48)	( 0 .48)	11.17	0 .40
2007	11.60	0.29	0 .16	0 .45	( 0 .45)	( 0 .45)	11.60	4 .68
2006	11.55	0.45	0 .05	0 .50	( 0 .45)	( 0 .45)	11.60	4 .57
R-1 shares
2011(d)	12.17	0.11	( 0 .07)	0 .04	( 0 .13)	( 0 .13)	12.08	0 .31 (e)
2010(h)	12.00	0.07	0 .17	0 .24	( 0 .07)	( 0 .07)	12.17	1 .97 (e)
R-2 shares
2011(d)	12.17	0.12	( 0 .08)	0 .04	( 0 .13)	( 0 .13)	12.08	0 .37 (e)
2010(h)	12.00	0.07	0 .17	0 .24	( 0 .07)	( 0 .07)	12.17	2 .01 (e)
R-3 shares
2011(d)	12.17	0.13	( 0 .07)	0 .06	( 0 .15)	( 0 .15)	12.08	0 .46 (e)
2010(h)	12.00	0.08	0 .17	0 .25	( 0 .08)	( 0 .08)	12.17	2 .06 (e)
R-4 shares
2011(d)	12.17	0.14	( 0 .07)	0 .07	( 0 .16)	( 0 .16)	12.08	0 .56 (e)
2010(h)	12.00	0.09	0 .16	0 .25	( 0 .08)	( 0 .08)	12.17	2 .13 (e)
R-5 shares
2011(d)	12.17	0.15	( 0 .08)	0 .07	( 0 .16)	( 0 .16)	12.08	0 .62 (e)
2010(h)	12.00	0.09	0 .17	0 .26	( 0 .09)	( 0 .09)	12.17	2 .16 (e)

See accompanying notes.

505

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

		Ratio of Gross	Ratio of Net
Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income
Period (in	to Average Net	Average Net	to Average Net	Portfolio
thousands)	Assets	Assets(b)	Assets	Turnover Rate

$64,748	0.97%(g)	1.11%(g)	2 .15%(g)	52 .8%(g)
52,874	1.07 (g)	1.26 (g)	2 .11 (g)	54 .7 (g),(i)

529,161	0.48 (g)	0.48 (g)	2 .64 (g)	52 .8 (g)
473,931	0.50	0.50	3 .04	54 .7 (i)
291,633	0.53	0.53	4 .01	40 .8
256,944	0.48	–	4 .11	64 .5
168,551	0.51	–	4 .54	29 .4
181,910	0.55	–	3 .94	14 .0

1,026	1.30 (g),(j)	–	1.82 (g)	52.8 (g)
788	1.30 (g),(j)	–	1.88 (g)	54.7 (g),(i)

191	1.18 (g),(j)	–	1.95 (g)	52.8 (g)
229	1.18 (g),(j)	–	2.00 (g)	54.7 (g),(i)

3,093	0.99 (g),(j)	–	2.13 (g)	52.8 (g)
3,302	0.99 (g),(j)	–	2.19 (g)	54.7 (g),(i)

576	0.79 (g),(j)	–	2.33 (g)	52.8 (g)
505	0.79 (g),(j)	–	2.40 (g)	54.7 (g),(i)

1,364	0.68 (g),(j)	–	2.45 (g)	52.8 (g)
1,540	0.68 (g),(j)	–	2.51 (g)	54.7 (g),(i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from July 12, 2010, date operations commenced, through October 31, 2010.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Fund.
(j)	Reflects Manager’s contractual expense limit.

See accompanying notes.

506

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SMALLCAP BLEND FUND
Class J shares
2011(c)	$12 .52	($0 .02)	$2 .70	$2 .68	$–	$–	$–	$15.20
2010	10.07	(0.02)	2.47	2.45	–	–	–	12 .52
2009	9.97	0 .03	0 .11	0 .14	(0.04)	–	(0.04)	10 .07
2008	17.27	0 .04	(5.91)	(5.87)	–	( 1 .43)	(1.43)	9.97
2007	16.68	(0.03)	2.02	1.99	–	( 1 .40)	(1.40)	17 .27
2006	15.40	(0.03)	2.25	2.22	–	( 0 .94)	(0.94)	16 .68
Institutional shares
2011(c)	13.37	0 .01	2 .89	2 .90	–	–	–	16 .27
2010	10.74	0 .05	2 .63	2 .68	(0.05)	–	(0.05)	13 .37
2009	10.62	0 .08	0 .11	0 .19	(0.07)	–	(0.07)	10 .74
2008	18.24	0 .08	(6.27)	(6.19)	–	( 1 .43)	(1.43)	10 .62
2007	17.45	0 .07	2 .12	2 .19	–	( 1 .40)	(1.40)	18 .24
2006	15.97	0 .08	2 .34	2 .42	–	( 0 .94)	(0.94)	17 .45
R-1 shares
2011(c)	12.78	(0.05)	2.75	2.70	–	–	–	15 .48
2010	10.31	(0.05)	2.52	2.47	–	–	–	12 .78
2009	10.20	–	0.11	0.11	–	–	–	10 .31
2008	17.72	(0.04)	(6.05)	(6.09)	–	( 1 .43)	(1.43)	10 .20
2007	17.13	(0.08)	2.07	1.99	–	( 1 .40)	(1.40)	17 .72
2006	15.82	(0.07)	2.32	2.25	–	( 0 .94)	(0.94)	17 .13
R-2 shares
2011(c)	12.78	(0.04)	2.76	2.72	–	–	–	15 .50
2010	10.30	(0.04)	2.52	2.48	–	–	–	12 .78
2009	10.18	0 .01	0 .11	0 .12	–	–	–	10 .30
2008	17.67	(0.02)	(6.04)	(6.06)	–	( 1 .43)	(1.43)	10 .18
2007	17.06	(0.06)	2.07	2.01	–	( 1 .40)	(1.40)	17 .67
2006	15.74	(0.04)	2.30	2.26	–	( 0 .94)	(0.94)	17 .06
R-3 shares
2011(c)	13.01	(0.03)	2.81	2.78	–	–	–	15 .79
2010	10.47	(0.02)	2.56	2.54	–	–	–	13 .01
2009	10.32	0 .03	0 .12	0 .15	–	–	–	10 .47
2008	17.86	–	(6.11)	(6.11)	–	( 1 .43)	(1.43)	10 .32
2007	17.21	(0.03)	2.08	2.05	–	( 1 .40)	(1.40)	17 .86
2006	15.85	(0.02)	2.32	2.30	–	( 0 .94)	(0.94)	17 .21
R-4 shares
2011(c)	13.24	(0.02)	2.86	2.84	–	–	–	16 .08
2010	10.65	0 .01	2 .60	2 .61	(0.02)	–	(0.02)	13 .24
2009	10.51	0 .05	0 .12	0 .17	(0.03)	–	(0.03)	10 .65
2008	18.14	0 .03	(6.23)	(6.20)	–	( 1 .43)	(1.43)	10 .51
2007	17.42	–	2.12	2.12	–	( 1 .40)	(1.40)	18 .14
2006	15.93	0 .01	2 .42	2 .43	–	( 0 .94)	(0.94)	17 .42
R-5 shares
2011(c)	13.38	(0.01)	2.89	2.88	–	–	–	16 .26
2010	10.76	0 .02	2 .63	2 .65	(0.03)	–	(0.03)	13 .38
2009	10.61	0 .06	0 .12	0 .18	(0.03)	–	(0.03)	10 .76
2008	18.28	0 .05	(6.29)	(6.24)	–	( 1 .43)	(1.43)	10 .61
2007	17.54	0 .02	2 .12	2 .14	–	( 1 .40)	(1.40)	18 .28
2006	16.08	0 .04	2 .36	2 .40	–	( 0 .94)	(0.94)	17 .54

See accompanying notes.

507

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Rate

21.41%(d),(e)	$101,006	1.26%(f)	1 .39%(f)	(0 .33)%(f)	83 .4%(f)
24 .33 (e)	86,986	1.35	1 .42	(0 .16)	65 .2
1 .43 (e)	75,770	1.32	1 .35	0 .32	89 .5
(36 .73) (e)	83,926	1.04	–	0 .32	55 .6
12 .59 (e)	159,977	1.33	–	(0 .18)	60 .9
14 .90 (e)	146,800	1.45	–	(0 .20)	103 .0

21 .69 (d)	43,509	0 .80 (f)	0.81 (f)	0.12 (f)	83 .4 (f)
25 .03	35,729	0.80	0 .83	0 .39	65 .2
1 .92	28,365	0.79	0 .85	0 .84	89 .5
(36 .52)	26,459	0.77	–	0 .58	55 .6
13 .22	42,510	0.75	–	0 .40	60 .9
15 .66	39,492	0.75	–	0 .50	103 .0

21 .13 (d)	257	1 .64 (f)	–	(0 .70) (f)	83 .4 (f)
23 .96	232	1.65	–	(0 .46)	65 .2
1 .08	203	1.65	–	(0 .02)	89 .5
(37 .07)	218	1.65	–	(0 .28)	55 .6
12 .24	414	1.63	–	(0 .47)	60 .9
14 .69	187	1.63	–	(0 .41)	103 .0

21 .28 (d)	1,248	1 .51 (f)	–	(0 .59) (f)	83 .4 (f)
24 .08	1,195	1.52	–	(0 .33)	65 .2
1 .18	1,091	1.52	–	0 .12	89 .5
(37 .00)	1,312	1.52	–	(0 .16)	55 .6
12 .42	2,626	1.50	–	(0 .35)	60 .9
14 .83	2,490	1.50	–	(0 .25)	103 .0

21 .37 (d)	1,081	1 .33 (f)	–	(0 .41) (f)	83 .4 (f)
24 .26	889	1.34	–	(0 .15)	65 .2
1 .45	700	1.34	–	0 .30	89 .5
(36 .88)	1,050	1.34	–	0 .01	55 .6
12 .55	1,930	1.32	–	(0 .17)	60 .9
14 .99	2,285	1.32	–	(0 .09)	103 .0

21 .45 (d)	2,464	1 .14 (f)	–	(0 .22) (f)	83 .4 (f)
24 .52	2,139	1.15	–	0 .04	65 .2
1 .63	1,914	1.15	–	0 .50	89 .5
(36 .79)	1,746	1.15	–	0 .19	55 .6
12 .82	2,141	1.13	–	0 .02	60 .9
15 .77	1,452	1.13	–	0 .05	103 .0

21 .52 (d)	4,033	1 .02 (f)	–	(0 .10) (f)	83 .4 (f)
24 .72	3,314	1.03	–	0 .16	65 .2
1 .76	2,856	1.03	–	0 .60	89 .5
(36 .73)	1,181	1.03	–	0 .32	55 .6
12 .85	2,584	1.01	–	0 .14	60 .9
15 .42	7,084	1.01	–	0 .24	103 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

508

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Distributions	Total
	Value,	Investment and Unrealized Total From			from	Dividends Net Asset
	Beginning	Income	Gain (Loss) on Investment		Realized	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Gains	Distributions of Period		Total Return
SMALLCAP GROWTH FUND
Class J shares
2011(c)	$6.76	($0 .03)	$1 .70	$1 .67	$–	$–	$8.43	24 .70%(d),(e)
2010	5.44	( 0 .06)	1.38	1.32	–	–	6.76	24 .26 (e)
2009	5.10	( 0 .04)	0.38	0.34	–	–	5.44	6 .67 (e)
2008	9.57	( 0 .06)	(3.83)	(3.89)	(0.58)	( 0 .58)	5.10	(43 .15) (e)
2007	8.42	( 0 .07)	1.60	1.53	(0.38)	( 0 .38)	9.57	18 .87 (e)
2006	7.87	( 0 .07)	1.12	1.05	(0.50)	( 0 .50)	8.42	13 .69 (e)
Institutional shares
2011(c)	7 .39	( 0 .01)	1.86	1.85	–	–	9.24	25 .03 (d)
2010	5.91	( 0 .02)	1.50	1.48	–	–	7.39	25 .04
2009	5.50	( 0 .01)	0.42	0.41	–	–	5.91	7 .47
2008	10.21	( 0 .01)	(4.12)	(4.13)	(0.58)	( 0 .58)	5.50	(42 .78)
2007	8.89	( 0 .01)	1.71	1.70	(0.38)	( 0 .38)	10.21	19 .82
2006	8.22	( 0 .01)	1.18	1.17	(0.50)	( 0 .50)	8.89	14 .60
R-1 shares
2011(c)	6 .99	( 0 .04)	1.75	1.71	–	–	8.70	24 .46 (d)
2010	5.64	( 0 .08)	1.43	1.35	–	–	6.99	23 .94
2009	5.29	( 0 .05)	0.40	0.35	–	–	5.64	6 .62
2008	9.93	( 0 .08)	(3.98)	(4.06)	(0.58)	( 0 .58)	5.29	(43 .31)
2007	8.73	( 0 .09)	1.67	1.58	(0.38)	( 0 .38)	9.93	18 .76
2006	8.15	( 0 .08)	1.16	1.08	(0.50)	( 0 .50)	8.73	13 .58
R-2 shares
2011(c)	7 .13	( 0 .04)	1.78	1.74	–	–	8.87	24 .40 (d)
2010	5.74	( 0 .07)	1.46	1.39	–	–	7.13	24 .22
2009	5.38	( 0 .04)	0.40	0.36	–	–	5.74	6 .69
2008	10.07	( 0 .07)	(4.04)	(4.11)	(0.58)	( 0 .58)	5.38	(43 .19)
2007	8.84	( 0 .08)	1.69	1.61	(0.38)	( 0 .38)	10.07	18 .87
2006	8.23	( 0 .07)	1.18	1.11	(0.50)	( 0 .50)	8.84	13 .82
R-3 shares
2011(c)	7 .25	( 0 .03)	1.81	1.78	–	–	9.03	24 .55 (d)
2010	5.83	( 0 .06)	1.48	1.42	–	–	7.25	24 .36
2009	5.45	( 0 .03)	0.41	0.38	–	–	5.83	6 .97
2008	10.18	( 0 .05)	(4.10)	(4.15)	(0.58)	( 0 .58)	5.45	(43 .12)
2007	8.92	( 0 .07)	1.71	1.64	(0.38)	( 0 .38)	10.18	19 .05
2006	8.29	( 0 .06)	1.19	1.13	(0.50)	( 0 .50)	8.92	13 .97
R-4 shares
2011(c)	7 .44	( 0 .02)	1.86	1.84	–	–	9.28	24 .73 (d)
2010	5.97	( 0 .05)	1.52	1.47	–	–	7.44	24 .62
2009	5.58	( 0 .03)	0.42	0.39	–	–	5.97	6 .99
2008	10.38	( 0 .04)	(4.18)	(4.22)	(0.58)	( 0 .58)	5.58	(42 .95)
2007	9.07	( 0 .05)	1.74	1.69	(0.38)	( 0 .38)	10.38	19 .30
2006	8.41	( 0 .04)	1.20	1.16	(0.50)	( 0 .50)	9.07	14 .14
R-5 shares
2011(c)	7 .52	( 0 .02)	1.88	1.86	–	–	9.38	24 .73 (d)
2010	6.03	( 0 .04)	1.53	1.49	–	–	7.52	24 .71
2009	5.62	( 0 .02)	0.43	0.41	–	–	6.03	7 .30
2008	10.44	( 0 .03)	(4.21)	(4.24)	(0.58)	( 0 .58)	5.62	(42 .89)
2007	9.11	( 0 .03)	1.74	1.71	(0.38)	( 0 .38)	10.44	19 .44
2006	8.43	( 0 .03)	1.21	1.18	(0.50)	( 0 .50)	9.11	14 .35

See accompanying notes.

509

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

Ratio of Gross
Net Assets, End of	Ratio of Expenses	Expenses to	Ratio of Net
Period (in	to Average Net	Average Net	Investment Income to	Portfolio
thousands)	Assets	Assets(b)	Average Net Assets Turnover Rate

$30,739	1.32%(f)	1.46%(f)	(0 .69)%(f)	53 .8%(f)
25,075	1.43	1.49	(0 .98)	89 .1
21,738	1.56	1.61	(0 .89)	96 .8
21,941	1.42	–	(0 .76)	62 .9
41,871	1.46	–	(0 .79)	70 .0 (g)
35,009	1.53	–	(0 .88)	109 .9

12,997	0.80 (f)	0.99 (f)	(0 .14) (f)	53 .8 (f)
179,020	0.80	0.82	(0 .36)	89 .1
164,515	0.79	0.82	(0 .13)	96 .8
162,099	0.76	–	(0 .11)	62 .9
307,452	0.75	–	(0 .14)	70 .0 (g)
8,368	0.75	–	(0 .08)	109 .9

587	1.66 (f)	–	(0 .95) (f)	53 .8 (f)
647	1.64	–	(1 .20)	89 .1
563	1.64	–	(0 .96)	96 .8
312	1.65	–	(1 .01)	62 .9
204	1.63	–	(0 .99)	70 .0 (g)
77	1.63	–	(0 .97)	109 .9

402	1.53 (f)	–	(0 .90) (f)	53 .8 (f)
529	1.51	–	(1 .07)	89 .1
437	1.51	–	(0 .84)	96 .8
381	1.51	–	(0 .84)	62 .9
848	1.50	–	(0 .83)	70 .0 (g)
574	1.50	–	(0 .80)	109 .9

663	1.35 (f)	–	(0 .69) (f)	53 .8 (f)
1,814	1.33	–	(0 .90)	89 .1
2,182	1.33	–	(0 .66)	96 .8
2,071	1.34	–	(0 .69)	62 .9
1,862	1.32	–	(0 .70)	70 .0 (g)
71	1.32	–	(0 .65)	109 .9

305	1.16 (f)	–	(0 .52) (f)	53 .8 (f)
281	1.14	–	(0 .72)	89 .1
444	1.14	–	(0 .55)	96 .8
1,231	1.15	–	(0 .52)	62 .9
343	1.13	–	(0 .47)	70 .0 (g)
62	1.13	–	(0 .44)	109 .9

4,307	1.04 (f)	–	(0 .40) (f)	53 .8 (f)
3,776	1.02	–	(0 .54)	89 .1
1,521	1.02	–	(0 .42)	96 .8
2,157	1.03	–	(0 .42)	62 .9
1,352	1.01	–	(0 .34)	70 .0 (g)
1,061	1.01	–	(0 .33)	109 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

See accompanying notes.

510

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Distributions	Total
	Value,	Investment and Unrealized Total From			from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment		Realized	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Gains	Distributions of Period		Total Return
SMALLCAP GROWTH FUND I
Class J shares
2011(c)	$8.50	($0 .06)	$2 .61	$2 .55	$–	$–	$11.05	30 .00%(d),(e)
2010	6.27	( 0 .12)	2.35	2.23	–	–	8.50	35 .57 (e)
2009	5.52	( 0 .10)	0.85	0.75	–	–	6.27	13 .59 (e)
2008	10.79	( 0 .11)	(4.29)	(4.40)	(0.87)	( 0 .87)	5.52	(44 .11) (e)
2007	8.83	( 0 .15)	2.51	2.36	(0.40)	( 0 .40)	10.79	27 .71 (e)
2006	8.02	( 0 .16)	0.97	0.81	–	–	8.83	10 .10 (e)
Institutional shares
2011(c)	9 .62	( 0 .04)	2.96	2.92	–	–	12.54	30 .35 (d)
2010	7.03	( 0 .06)	2.65	2.59	–	–	9.62	36 .85
2009	6.16	( 0 .04)	0.91	0.87	–	–	7.03	14 .12
2008	11.82	( 0 .04)	(4.75)	(4.79)	(0.87)	( 0 .87)	6.16	(43 .53)
2007	9.55	( 0 .07)	2.74	2.67	(0.40)	( 0 .40)	11.82	28 .90
2006	8.59	( 0 .08)	1.04	0.96	–	–	9.55	11 .18
R-1 shares
2011(c)	9 .11	( 0 .08)	2.79	2.71	–	–	11.82	29 .75 (d)
2010	6.72	( 0 .13)	2.52	2.39	–	–	9.11	35 .57
2009	5.92	( 0 .10)	0.90	0.80	–	–	6.72	13 .51
2008	11.50	( 0 .11)	(4.60)	(4.71)	(0.87)	( 0 .87)	5.92	(44 .09)
2007	9.38	( 0 .15)	2.67	2.52	(0.40)	( 0 .40)	11.50	27 .78
2006	8.52	( 0 .16)	1.02	0.86	–	–	9.38	10 .09
R-2 shares
2011(c)	8 .91	( 0 .07)	2.73	2.66	–	–	11.57	29 .85 (d)
2010	6.56	( 0 .11)	2.46	2.35	–	–	8.91	35 .82
2009	5.78	( 0 .08)	0.86	0.78	–	–	6.56	13 .49
2008	11.22	( 0 .10)	(4.47)	(4.57)	(0.87)	( 0 .87)	5.78	(43 .93)
2007	9.15	( 0 .14)	2.61	2.47	(0.40)	( 0 .40)	11.22	27 .94
2006	8.30	( 0 .14)	0.99	0.85	–	–	9.15	10 .24
R-3 shares
2011(c)	9 .09	( 0 .07)	2.80	2.73	–	–	11.82	30 .03 (d)
2010	6.69	( 0 .10)	2.50	2.40	–	–	9.09	35 .87
2009	5.88	( 0 .08)	0.89	0.81	–	–	6.69	13 .78
2008	11.38	( 0 .09)	(4.54)	(4.63)	(0.87)	( 0 .87)	5.88	(43 .83)
2007	9.25	( 0 .12)	2.65	2.53	(0.40)	( 0 .40)	11.38	28 .30
2006	8.37	( 0 .13)	1.01	0.88	–	–	9.25	10 .51
R-4 shares
2011(c)	9 .28	( 0 .06)	2.85	2.79	–	–	12.07	30 .06 (d)
2010	6.81	( 0 .09)	2.56	2.47	–	–	9.28	36 .27
2009	5.97	( 0 .07)	0.91	0.84	–	–	6.81	14 .07
2008	11.53	( 0 .07)	(4.62)	(4.69)	(0.87)	( 0 .87)	5.97	(43 .77)
2007	9.36	( 0 .10)	2.67	2.57	(0.40)	( 0 .40)	11.53	28 .40
2006	8.44	( 0 .11)	1.03	0.92	–	–	9.36	10 .90
R-5 shares
2011(c)	9 .43	( 0 .05)	2.90	2.85	–	–	12.28	30 .22 (d)
2010	6.91	( 0 .08)	2.60	2.52	–	–	9.43	36 .47
2009	6.06	( 0 .06)	0.91	0.85	–	–	6.91	14 .03
2008	11.68	( 0 .06)	(4.69)	(4.75)	(0.87)	( 0 .87)	6.06	(43 .72)
2007	9.46	( 0 .09)	2.71	2.62	(0.40)	( 0 .40)	11.68	28 .64
2006	8.54	( 0 .10)	1.02	0.92	–	–	9.46	10 .77

See accompanying notes.

511

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

		Ratio of Gross	Ratio of Net
		Expenses to	Investment Income	Portfolio
Net Assets, End of	Ratio of Expenses to	Average Net	to Average Net	Turnover
Period (in thousands)	Average Net Assets	Assets(b)	Assets	Rate

$27,015	1.67%(f)	1.83%(f)	(1 .33)%(f)	74 .9%(f)
15,935	1.98	2.07	(1 .60)	125 .2
10,076	2.21	2.27	(1 .80)	159 .5
6,867	1.99	–	(1 .32)	115 .5
12,437	2.02	–	(1 .56)	85 .0
9,581	2.05	2.08	(1 .76)	100 .3

1,493,041	1.07 (f)	1.09 (f)	(0 .73) (f)	74 .9 (f)
748,898	1.09	1.12	(0 .71)	125 .2
367,233	1.11	1.12	(0 .69)	159 .5
104,406	1.12	–	(0 .46)	115 .5
173,460	1.10	–	(0 .63)	85 .0
95,185	1.10	–	(0 .82)	100 .3

2,734	1.94 (f),(g)	–	(1 .59) (f)	74 .9 (f)
1,905	1.97 (g)	–	(1 .59)	125 .2
1,139	1.98 (g)	–	(1 .55)	159 .5
267	2.00	–	(1 .34)	115 .5
202	1.98	–	(1 .50)	85 .0
43	1.98	–	(1 .69)	100 .3

4,615	1.81 (f),(g)	–	(1 .46) (f)	74 .9 (f)
3,735	1.84 (g)	–	(1 .45)	125 .2
2,280	1.85 (g)	–	(1 .44)	159 .5
1,285	1.87	–	(1 .21)	115 .5
2,040	1.85	–	(1 .37)	85 .0
891	1.85	–	(1 .56)	100 .3

16,272	1.63 (f),(g)	–	(1 .30) (f)	74 .9 (f)
7,952	1.66 (g)	–	(1 .27)	125 .2
4,753	1.67 (g)	–	(1 .26)	159 .5
1,914	1.69	–	(1 .03)	115 .5
3,315	1.67	–	(1 .19)	85 .0
2,583	1.67	–	(1 .37)	100 .3

8,978	1.44 (f),(g)	–	(1 .10) (f)	74 .9 (f)
5,503	1.47 (g)	–	(1 .08)	125 .2
3,536	1.48 (g)	–	(1 .07)	159 .5
1,791	1.50	–	(0 .84)	115 .5
934	1.48	–	(1 .01)	85 .0
465	1.48	–	(1 .18)	100 .3

26,059	1.32 (f),(g)	–	(0 .98) (f)	74 .9 (f)
13,515	1.35 (g)	–	(0 .97)	125 .2
6,124	1.36 (g)	–	(0 .97)	159 .5
4,123	1.38	–	(0 .72)	115 .5
8,766	1.36	–	(0 .88)	85 .0
5,360	1.36	–	(1 .07)	100 .3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

512

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Distributions	Total
	Value,	Investment and Unrealized Total From			from	Dividends Net Asset
	Beginning	Income	Gain (Loss) on Investment		Realized	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Gains	Distributions of Period		Total Return
SMALLCAP GROWTH FUND II
Class J shares
2011(c)	$6.79	($0 .04)	$2 .02	$1 .98	$–	$–	$8.77	29 .16%(d),(e)
2010	5.29	( 0 .08)	1.58	1.50	–	–	6.79	28 .36 (e)
2009	4.99	( 0 .06)	0.36	0.30	–	–	5.29	6 .01 (e)
2008	9.31	( 0 .10)	(3.68)	(3.78)	(0.54)	( 0 .54)	4.99	(42 .82) (e)
2007	8.68	( 0 .12)	1.45	1.33	(0.70)	( 0 .70)	9.31	16 .33 (e)
2006	8.19	( 0 .13)	1.10	0.97	(0.48)	( 0 .48)	8.68	12 .12 (e)
Institutional shares
2011(c)	7 .79	( 0 .02)	2.32	2.30	–	–	10.09	29 .53 (d)
2010	6.03	( 0 .05)	1.81	1.76	–	–	7.79	29 .19
2009	5.66	( 0 .04)	0.41	0.37	–	–	6.03	6 .54
2008	10.39	( 0 .05)	(4.14)	(4.19)	(0.54)	( 0 .54)	5.66	(42 .29)
2007	9.54	( 0 .05)	1.60	1.55	(0.70)	( 0 .70)	10.39	17 .22
2006	8.88	( 0 .06)	1.20	1.14	(0.48)	( 0 .48)	9.54	13 .13
R-1 shares
2011(c)	7 .38	( 0 .06)	2.18	2.12	–	–	9.50	28 .73 (d)
2010	5.76	( 0 .10)	1.72	1.62	–	–	7.38	28 .12
2009	5.45	( 0 .08)	0.39	0.31	–	–	5.76	5 .69
2008	10.12	( 0 .12)	(4.01)	(4.13)	(0.54)	( 0 .54)	5.45	(42 .85)
2007	9.38	( 0 .14)	1.58	1.44	(0.70)	( 0 .70)	10.12	16 .29
2006	8.81	( 0 .14)	1.19	1.05	(0.48)	( 0 .48)	9.38	12 .17
R-2 shares
2011(c)	7 .12	( 0 .05)	2.11	2.06	–	–	9.18	28 .93 (d)
2010	5.55	( 0 .09)	1.66	1.57	–	–	7.12	28 .29
2009	5.25	( 0 .07)	0.37	0.30	–	–	5.55	5 .71
2008	9.75	( 0 .10)	(3.86)	(3.96)	(0.54)	( 0 .54)	5.25	(42 .73)
2007	9.06	( 0 .12)	1.51	1.39	(0.70)	( 0 .70)	9.75	16 .31
2006	8.51	( 0 .12)	1.15	1.03	(0.48)	( 0 .48)	9.06	12 .37
R-3 shares
2011(c)	7 .34	( 0 .05)	2.19	2.14	–	–	9.48	29 .16 (d)
2010	5.71	( 0 .08)	1.71	1.63	–	–	7.34	28 .55
2009	5.40	( 0 .06)	0.37	0.31	–	–	5.71	5 .74
2008	9.98	( 0 .09)	(3.95)	(4.04)	(0.54)	( 0 .54)	5.40	(42 .54)
2007	9.24	( 0 .10)	1.54	1.44	(0.70)	( 0 .70)	9.98	16 .55
2006	8.66	( 0 .11)	1.17	1.06	(0.48)	( 0 .48)	9.24	12 .52
R-4 shares
2011(c)	7 .47	( 0 .04)	2.22	2.18	–	–	9.65	29 .18 (d)
2010	5.80	( 0 .07)	1.74	1.67	–	–	7.47	28 .79
2009	5.47	( 0 .05)	0.38	0.33	–	–	5.80	6 .03
2008	10.09	( 0 .08)	(4.00)	(4.08)	(0.54)	( 0 .54)	5.47	(42 .47)
2007	9.31	( 0 .09)	1.57	1.48	(0.70)	( 0 .70)	10.09	16 .87
2006	8.70	( 0 .09)	1.18	1.09	(0.48)	( 0 .48)	9.31	12 .81
R-5 shares
2011(c)	7 .59	( 0 .04)	2.25	2.21	–	–	9.80	29 .12 (d)
2010	5.88	( 0 .06)	1.77	1.71	–	–	7.59	29 .08
2009	5.54	( 0 .05)	0.39	0.34	–	–	5.88	6 .14
2008	10.21	( 0 .07)	(4.06)	(4.13)	(0.54)	( 0 .54)	5.54	(42 .46)
2007	9.41	( 0 .08)	1.58	1.50	(0.70)	( 0 .70)	10.21	16 .91
2006	8.78	(0.08)	1 .19	1 .11	( 0 .48)	( 0 .48)	9.41	12 .93

See accompanying notes.

513

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

		Ratio of Gross
Net Assets, End of		Expenses to	Ratio of Net	Portfolio
Period (in	Ratio of Expenses to	Average Net	Investment Income to	Turnover
thousands)	Average Net Assets	Assets(b)	Average Net Assets	Rate

$21,499	1.58%(f)	1.82%(f)	(1 .14)%(f)	82 .7%(f)
17,400	1.58	1.89	(1 .24)	81 .0
14,907	1.59	1.98	(1 .23)	131 .8
14,841	1.85	–	(1 .44)	78 .0
27,431	1.84	–	(1 .39)	62 .9
18,405	1.93	–	(1 .55)	80 .7

200,714	1.02 (f),(g)	–	(0 .53) (f)	82 .7 (f)
215,546	1 .01 (g)	–	(0 .67)	81 .0
271,187	1 .01 (g)	–	(0 .65)	131 .8
279,437	1.01	–	(0 .60)	78 .0
577,388	1.00	–	(0 .54)	62 .9
524,636	1.00	–	(0 .62)	80 .7

1,691	1.89 (f),(g)	–	(1 .46) (f)	82 .7 (f)
1,239	1 .89 (g)	–	(1 .55)	81 .0
1,212	1 .89 (g)	–	(1 .52)	131 .8
1,187	1.89	–	(1 .48)	78 .0
1,945	1.87	–	(1 .43)	62 .9
770	1.88	–	(1 .50)	80 .7

4,625	1.76 (f),(g)	–	(1 .28) (f)	82 .7 (f)
5,723	1 .76 (g)	–	(1 .42)	81 .0
6,173	1 .76 (g)	–	(1 .39)	131 .8
6,520	1.76	–	(1 .35)	78 .0
15,348	1.74	–	(1 .29)	62 .9
13,230	1.75	–	(1 .37)	80 .7

7,820	1.58 (f),(g)	–	(1 .16) (f)	82 .7 (f)
5,728	1 .58 (g)	–	(1 .24)	81 .0
6,620	1 .58 (g)	–	(1 .21)	131 .8
7,908	1.58	–	(1 .17)	78 .0
17,704	1.56	–	(1 .11)	62 .9
15,126	1.57	–	(1 .19)	80 .7

6,154	1.39 (f),(g)	–	(0 .97) (f)	82 .7 (f)
4,205	1 .39 (g)	–	(1 .05)	81 .0
5,824	1 .39 (g)	–	(1 .03)	131 .8
5,468	1.39	–	(0 .98)	78 .0
9,794	1.37	–	(0 .93)	62 .9
5,463	1.38	–	(0 .99)	80 .7

15,439	1.27 (f),(g)	–	(0 .85) (f)	82 .7 (f)
10,129	1 .27 (g)	–	(0 .93)	81 .0
16,391	1 .27 (g)	–	(0 .91)	131 .8
18,828	1.27	–	(0 .86)	78 .0
40,400	1.25	–	(0 .80)	62 .9
28,224	1.26	–	(0 .88)	80 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

514

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2011(c)	$13 .77	$0.04	$3 .09	$3 .13	($0 .07)	$–	($0 .07)	$16.83
2010	11.04	0 .03	2 .73	2 .76	(0.03)	–	(0.03)	13 .77
2009	11.48	0 .04	0 .34	0 .38	(0.09)	( 0 .73)	(0.82)	11 .04
2008	18.74	0 .09	(5.78)	(5.69)	(0.05)	( 1 .52)	(1.57)	11 .48
2007	17.99	0 .05	1 .81	1 .86	(0.02)	( 1 .09)	(1.11)	18 .74
2006	15.99	0 .02	2 .36	2 .38	–	( 0 .38)	(0.38)	17 .99
Institutional shares
2011(c)	14.31	0 .09	3 .20	3 .29	(0.15)	–	(0.15)	17 .45
2010	11.48	0 .11	2 .83	2 .94	(0.11)	–	(0.11)	14 .31
2009	11.91	0 .12	0 .36	0 .48	(0.18)	( 0 .73)	(0.91)	11 .48
2008	19.37	0 .20	(5.99)	(5.79)	(0.15)	( 1 .52)	(1.67)	11 .91
2007	18.58	0 .18	1 .85	2 .03	(0.15)	( 1 .09)	(1.24)	19 .37
2006	16.50	0 .15	2 .44	2 .59	(0.13)	( 0 .38)	(0.51)	18 .58
R-1 shares
2011(c)	14.15	0 .02	3 .17	3 .19	(0.03)	–	(0.03)	17 .31
2010	11.37	–	2.81	2.81	(0.03)	–	(0.03)	14 .15
2009	11.77	0 .03	0 .37	0 .40	(0.07)	( 0 .73)	(0.80)	11 .37
2008	19.18	0 .06	(5.94)	(5.88)	(0.01)	( 1 .52)	(1.53)	11 .77
2007	18.41	0 .01	1 .85	1 .86	–	( 1 .09)	(1.09)	19 .18
2006	16.37	–	2.42	2.42	–	( 0 .38)	(0.38)	18 .41
R-2 shares
2011(c)	14.39	0 .03	3 .22	3 .25	(0.04)	–	(0.04)	17 .60
2010	11.54	0 .02	2 .86	2 .88	(0.03)	–	(0.03)	14 .39
2009	11.94	0 .05	0 .36	0 .41	(0.08)	( 0 .73)	(0.81)	11 .54
2008	19.42	0 .08	(6.01)	(5.93)	(0.03)	( 1 .52)	(1.55)	11 .94
2007	18.61	0 .04	1 .87	1 .91	(0.01)	( 1 .09)	(1.10)	19 .42
2006	16.53	0 .02	2 .44	2 .46	–	( 0 .38)	(0.38)	18 .61
R-3 shares
2011(c)	14.50	0 .04	3 .26	3 .30	(0.07)	–	(0.07)	17 .73
2010	11.63	0 .04	2 .88	2 .92	(0.05)	–	(0.05)	14 .50
2009	12.04	0 .07	0 .36	0 .43	(0.11)	( 0 .73)	(0.84)	11 .63
2008	19.57	0 .11	(6.06)	(5.95)	(0.06)	( 1 .52)	(1.58)	12 .04
2007	18.75	0 .07	1 .88	1 .95	(0.04)	( 1 .09)	(1.13)	19 .57
2006	16.65	0 .05	2 .46	2 .51	(0.03)	( 0 .38)	(0.41)	18 .75
R-4 shares
2011(c)	14.61	0 .06	3 .27	3 .33	(0.10)	–	(0.10)	17 .84
2010	11.71	0 .07	2 .90	2 .97	(0.07)	–	(0.07)	14 .61
2009	12.13	0 .09	0 .36	0 .45	(0.14)	( 0 .73)	(0.87)	11 .71
2008	19.70	0 .14	(6.10)	(5.96)	(0.09)	( 1 .52)	(1.61)	12 .13
2007	18.87	0 .11	1 .89	2 .00	(0.08)	( 1 .09)	(1.17)	19 .70
2006	16.75	0 .09	2 .47	2 .56	(0.06)	( 0 .38)	(0.44)	18 .87
R-5 shares
2011(c)	14.65	0 .07	3 .28	3 .35	(0.12)	–	(0.12)	17 .88
2010	11.75	0 .08	2 .90	2 .98	(0.08)	–	(0.08)	14 .65
2009	12.15	0 .10	0 .38	0 .48	(0.15)	( 0 .73)	(0.88)	11 .75
2008	19.74	0 .16	(6.12)	(5.96)	(0.11)	( 1 .52)	(1.63)	12 .15
2007	18.90	0 .13	1 .90	2 .03	(0.10)	( 1 .09)	(1.19)	19 .74
2006	16.78	0 .11	2 .47	2 .58	(0.08)	( 0 .38)	(0.46)	18 .90

See accompanying notes.

515

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
		Ratio of Expenses	Expenses to	Investment Income	Portfolio
	Net Assets, End of	to Average Net	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Assets	Assets(b)	Assets	Rate

22.80%(d),(e)	$103,499	0.68%(f)	0 .82%(f)	0 .59%(f)	18 .7%(f)
25.09 (e)	82,762	0.81	0 .88	0 .22	30 .1
4.55 (e)	64,977	0.93	0 .98	0 .46	22 .8
(32 .80) (e)	60,133	0.84	–	0 .60	58 .8
10.67 (e)	87,109	0.82	–	0 .29	62 .0
15.06 (e)	73,824	0.89	–	0 .13	56 .2

23.09 (d)	122,190	0.20 (f)	0.30 (f)	1.06 (f)	18 .7 (f)
25.70	85,231	0.20	0 .30	0 .83	30 .1
5.40	201,800	0.19	0 .22	1 .18	22 .8
(32 .33)	194,154	0.16	–	1 .28	58 .8
11.40	235,208	0.15	–	0 .96	62 .0
15.95	165,346	0.15	–	0 .87	56 .2

22.58 (d)	9,257	1.04 (f)	–	0.23 (f)	18 .7 (f)
24.71	7,286	1.05	–	(0 .02)	30 .1
4.57	5,360	1.04	–	0 .31	22 .8
(32 .98)	3,290	1.04	–	0 .40	58 .8
10.44	4,520	1.03	–	0 .08	62 .0
14.96	1,949	1.03	–	(0 .01)	56 .2

22.63 (d)	20,733	0.91 (f)	–	0.38 (f)	18 .7 (f)
24.98	19,492	0.92	–	0 .11	30 .1
4.58	16,679	0.91	–	0 .46	22 .8
(32 .85)	14,810	0.91	–	0 .53	58 .8
10.61	25,125	0.90	–	0 .21	62 .0
15.06	22,868	0.90	–	0 .12	56 .2

22.82 (d)	60,216	0.73 (f)	–	0.54 (f)	18 .7 (f)
25.18	47,049	0.74	–	0 .30	30 .1
4.78	41,150	0.73	–	0 .65	22 .8
(32 .74)	34,569	0.73	–	0 .71	58 .8
10.78	50,068	0.72	–	0 .39	62 .0
15.26	34,153	0.72	–	0 .30	56 .2

22.88 (d)	45,355	0.54 (f)	–	0.73 (f)	18 .7 (f)
25.44	36,410	0.55	–	0 .49	30 .1
4.98	28,218	0.54	–	0 .83	22 .8
(32 .61)	20,987	0.54	–	0 .90	58 .8
10.99	17,278	0.53	–	0 .59	62 .0
15.51	12,791	0.53	–	0 .49	56 .2

22.95 (d)	121,509	0.42 (f)	–	0.85 (f)	18 .7 (f)
25.49	87,847	0.43	–	0 .61	30 .1
5.17	71,575	0.42	–	0 .95	22 .8
(32 .56)	57,389	0.42	–	1 .01	58 .8
11.16	90,876	0.41	–	0 .70	62 .0
15.63	76,595	0.41	–	0 .61	56 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

516

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SMALLCAP VALUE FUND
Class J shares
2011(c)	$13 .51	($0 .01)	$2 .33	$2 .32	($0 .06)	$–	($0 .06)	$15.77
2010	11.23	0 .04	2 .28	2 .32	(0.04)	–	(0.04)	13 .51
2009	11.91	0 .05	(0.72)	(0.67)	(0.01)	–	(0.01)	11 .23
2008	18.27	0 .04	(4.99)	(4.95)	(0.08)	( 1 .33)	(1.41)	11 .91
2007	18.67	0 .06	0 .43	0 .49	–	( 0 .89)	(0.89)	18 .27
2006	17.02	0 .01	2 .92	2 .93	–	( 1 .28)	(1.28)	18 .67
Institutional shares
2011(c)	14.01	0 .03	2 .40	2 .43	(0.14)	–	(0.14)	16 .30
2010	11.64	0 .11	2 .37	2 .48	(0.11)	–	(0.11)	14 .01
2009	12.37	0 .12	(0.75)	(0.63)	(0.10)	–	(0.10)	11 .64
2008	18.91	0 .14	(5.17)	(5.03)	(0.18)	( 1 .33)	(1.51)	12 .37
2007	19.32	0 .18	0 .44	0 .62	(0.14)	( 0 .89)	(1.03)	18 .91
2006	17.54	0 .14	3 .01	3 .15	(0.09)	( 1 .28)	(1.37)	19 .32
R-1 shares
2011(c)	13.77	(0.03)	2.37	2.34	(0.02)	–	(0.02)	16 .09
2010	11.46	–	2.34	2.34	(0.03)	–	(0.03)	13 .77
2009	12.17	0 .03	(0.73)	(0.70)	(0.01)	–	(0.01)	11 .46
2008	18.63	–	(5.09)	(5.09)	(0.04)	( 1 .33)	(1.37)	12 .17
2007	19.07	0 .02	0 .43	0 .45	–	( 0 .89)	(0.89)	18 .63
2006	17.39	(0.02)	2.98	2.96	–	( 1 .28)	(1.28)	19 .07
R-2 shares
2011(c)	13.80	(0.02)	2.36	2.34	(0.03)	–	(0.03)	16 .11
2010	11.48	0 .02	2 .34	2 .36	(0.04)	–	(0.04)	13 .80
2009	12.17	0 .04	(0.73)	(0.69)	–	–	–	11 .48
2008	18.63	0 .03	(5.10)	(5.07)	(0.06)	( 1 .33)	(1.39)	12 .17
2007	19.05	0 .05	0 .42	0 .47	–	( 0 .89)	(0.89)	18 .63
2006	17.35	0 .01	2 .97	2 .98	–	( 1 .28)	(1.28)	19 .05
R-3 shares
2011(c)	13.95	(0.01)	2.40	2.39	(0.05)	–	(0.05)	16 .29
2010	11.60	0 .05	2 .36	2 .41	(0.06)	–	(0.06)	13 .95
2009	12.30	0 .06	(0.73)	(0.67)	(0.03)	–	(0.03)	11 .60
2008	18.83	0 .05	(5.16)	(5.11)	(0.09)	( 1 .33)	(1.42)	12 .30
2007	19.23	0 .08	0 .43	0 .51	(0.02)	( 0 .89)	(0.91)	18 .83
2006	17.47	0 .04	3 .00	3 .04	–	( 1 .28)	(1.28)	19 .23
R-4 shares
2011(c)	14.04	–	2.42	2.42	(0.07)	–	(0.07)	16 .39
2010	11.67	0 .07	2 .37	2 .44	(0.07)	–	(0.07)	14 .04
2009	12.38	0 .09	(0.74)	(0.65)	(0.06)	–	(0.06)	11 .67
2008	18.93	0 .08	(5.18)	(5.10)	(0.12)	( 1 .33)	(1.45)	12 .38
2007	19.34	0 .12	0 .42	0 .54	(0.06)	( 0 .89)	(0.95)	18 .93
2006	17.56	0 .07	3 .02	3 .09	(0.03)	( 1 .28)	(1.31)	19 .34
R-5 shares
2011(c)	14.12	0 .01	2 .43	2 .44	(0.09)	–	(0.09)	16 .47
2010	11.73	0 .09	2 .39	2 .48	(0.09)	–	(0.09)	14 .12
2009	12.44	0 .10	(0.75)	(0.65)	(0.06)	–	(0.06)	11 .73
2008	19.02	0 .10	(5.21)	(5.11)	(0.14)	( 1 .33)	(1.47)	12 .44
2007	19.42	0 .13	0 .45	0 .58	(0.09)	( 0 .89)	(0.98)	19 .02
2006	17.63	0 .10	3 .02	3 .12	(0.05)	( 1 .28)	(1.33)	19 .42

See accompanying notes.

517

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
	Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income
	Period (in	to Average Net	Average Net	to Average Net	Portfolio
Total Return	thousands)	Assets	Assets(b)	Assets	Turnover Rate

17.19%(d),(e)	$47,172	1.31%(f)	1 .44%(f)	(0 .10)%(f)	112 .7%(f)
20 .69 (e)	41,296	1.40	1 .47	0 .28	77 .9
(5 .59) (e)	36,827	1.46	1 .51	0 .47	97 .2
(29 .08) (e)	43,601	1.38	–	0 .30	101 .9
2 .57 (e)	70,236	1.41	–	0 .32	112 .8 (g)
18 .12 (e)	67,102	1.47	1 .47	0 .07	97 .9

17 .38 (d)	246,015	0.80 (f),(h)	–	0.40 (f)	112 .7 (f)
21 .47	196,946	0.80	–	0 .87	77 .9
(5 .01)	304,482	0.78	–	1 .14	97 .2
(28 .61)	329,103	0.76	–	0 .91	101 .9
3 .17	443,376	0.75	–	0 .92	112 .8 (g)
18 .99	105,863	0.75	–	0 .79	97 .9

17 .01 (d)	2,186	1 .64 (f)	–	(0 .44) (f)	112 .7 (f)
20 .42	1,863	1.64	–	0 .03	77 .9
(5 .79)	1,637	1.64	–	0 .27	97 .2
(29 .23)	1,261	1.64	–	0 .03	101 .9
2 .29	1,431	1.63	–	0 .10	112 .8 (g)
17 .90	1,058	1.63	–	(0 .09)	97 .9

16 .98 (d)	4,238	1 .51 (f)	–	(0 .28) (f)	112 .7 (f)
20 .60	5,960	1.51	–	0 .17	77 .9
(5 .67)	5,538	1.51	–	0 .41	97 .2
(29 .14)	5,716	1.51	–	0 .17	101 .9
2 .40	8,117	1.50	–	0 .24	112 .8 (g)
18 .07	6,641	1.50	–	0 .04	97 .9

17 .13 (d)	9,730	1 .33 (f)	–	(0 .11) (f)	112 .7 (f)
20 .88	10,952	1.33	–	0 .36	77 .9
(5 .47)	15,143	1.33	–	0 .55	97 .2
(29 .08)	9,695	1.33	–	0 .35	101 .9
2 .62	14,069	1.32	–	0 .40	112 .8 (g)
18 .30	9,385	1.32	–	0 .21	97 .9

17 .28 (d)	5,039	1 .14 (f)	–	0.06 (f)	112 .7 (f)
21 .01	4,073	1.14	–	0 .55	77 .9
(5 .26)	6,368	1.14	–	0 .79	97 .2
(28 .90)	7,085	1.14	–	0 .53	101 .9
2 .76	8,026	1.13	–	0 .60	112 .8 (g)
18 .52	4,406	1.13	–	0 .39	97 .9

17 .32 (d)	13,738	1 .02 (f)	–	0.19 (f)	112 .7 (f)
21 .23	15,602	1.02	–	0 .65	77 .9
(5 .17)	23,867	1.02	–	0 .90	97 .2
(28 .84)	25,204	1.02	–	0 .66	101 .9
2 .93	37,447	1.01	–	0 .70	112 .8 (g)
18 .64	18,180	1.01	–	0 .53	97 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.
(h)	Reflects Manager’s contractual expense limit.

See accompanying notes.

518

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period
SMALLCAP VALUE FUND II
Class J shares
2011(c)	$8.57	($0 .01)	$1 .96	$1 .95	$–	$–	$–	$10.52
2010	6.84	( 0 .04)	1 .77	1 .73	–	–	–	8.57
2009(g)	4.14	( 0 .02)	2 .72	2 .70	–	–	–	6.84
Institutional shares
2011(c)	8.67	0 .02	1 .98	2 .00	( 0 .04)	–	( 0 .04)	10 .63
2010	6.87	0 .03	1 .80	1 .83	( 0 .03)	–	( 0 .03)	8 .67
2009	6.97	0 .03	0 .50	0 .53	( 0 .05)	(0.58)	( 0 .63)	6 .87
2008	13.07	0 .05	( 4 .36)	( 4 .31)	( 0 .03)	(1.76)	( 1 .79)	6 .97
2007	13.98	0 .04	0 .42	0 .46	( 0 .07)	(1.30)	( 1 .37)	13 .07
2006	12.12	0 .06	2 .36	2 .42	–	(0.56)	( 0 .56)	13 .98
R-1 shares
2011(c)	8.33	( 0 .02)	1 .89	1 .87	( 0 .01)	–	( 0 .01)	10 .19
2010	6.64	( 0 .04)	1 .73	1 .69	–	–	–	8.33
2009	6.75	( 0 .03)	0 .50	0 .47	–	(0.58)	( 0 .58)	6 .64
2008	12.78	( 0 .03)	( 4 .24)	( 4 .27)	–	(1.76)	( 1 .76)	6 .75
2007	13.75	( 0 .09)	0 .42	0 .33	–	(1.30)	( 1 .30)	12 .78
2006	12.02	( 0 .04)	2 .33	2 .29	–	(0.56)	( 0 .56)	13 .75
R-2 shares
2011(c)	8.36	( 0 .01)	1 .90	1 .89	( 0 .02)	–	( 0 .02)	10 .23
2010	6.65	( 0 .03)	1 .74	1 .71	–	–	–	8.36
2009	6.76	( 0 .02)	0 .49	0 .47	–	(0.58)	( 0 .58)	6 .65
2008	12.77	( 0 .02)	( 4 .23)	( 4 .25)	–	(1.76)	( 1 .76)	6 .76
2007	13.72	( 0 .07)	0 .42	0 .35	–	(1.30)	( 1 .30)	12 .77
2006	11.99	( 0 .03)	2 .32	2 .29	–	(0.56)	( 0 .56)	13 .72
R-3 shares
2011(c)	8.48	( 0 .01)	1 .93	1 .92	–	–	–	10 .40
2010	6.74	( 0 .01)	1 .75	1 .74	–	–	–	8.48
2009	6.83	( 0 .01)	0 .50	0 .49	–	(0.58)	( 0 .58)	6 .74
2008	12.87	–	( 4 .28)	( 4 .28)	–	(1.76)	( 1 .76)	6 .83
2007	13.79	( 0 .08)	0 .46	0 .38	–	(1.30)	( 1 .30)	12 .87
2006	12.03	( 0 .01)	2 .33	2 .32	–	(0.56)	( 0 .56)	13 .79
R-4 shares
2011(c)	8.54	–	1 .96	1 .96	( 0 .03)	–	( 0 .03)	10 .47
2010	6.78	–	1.76	1.76	–	–	–	8.54
2009	6.88	–	0 .51	0 .51	( 0 .03)	(0.58)	( 0 .61)	6 .78
2008	12.94	0 .02	( 4 .32)	( 4 .30)	–	(1.76)	( 1 .76)	6 .88
2007	13.85	( 0 .02)	0 .42	0 .40	( 0 .01)	(1.30)	( 1 .31)	12 .94
2006	12.05	0 .01	2 .35	2 .36	–	(0.56)	( 0 .56)	13 .85
R-5 shares
2011(c)	8.59	0 .01	1 .96	1 .97	( 0 .03)	–	( 0 .03)	10 .53
2010	6.82	0 .01	1 .77	1 .78	( 0 .01)	–	( 0 .01)	8 .59
2009	6.92	0 .01	0 .51	0 .52	( 0 .04)	(0.58)	( 0 .62)	6 .82
2008	12.99	0 .03	( 4 .33)	( 4 .30)	( 0 .01)	(1.76)	( 1 .77)	6 .92
2007	13.90	( 0 .02)	0 .44	0 .42	( 0 .03)	(1.30)	( 1 .33)	12 .99
2006	12.08	0 .03	2 .35	2 .38	–	(0.56)	( 0 .56)	13 .90

See accompanying notes.

519

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Gross	Ratio of Net
			Expenses to	Investment Income	Portfolio
	Net Assets, End of	Ratio of Expenses to	Average Net	to Average Net	Turnover
Total Return	Period (in thousands)	Average Net Assets	Assets(b)	Assets	Rate

22.75%(d),(e)	$12,790	1.70%(f)	1 .86%(f)	(0 .24)%(f)	45 .2%(f)
25.29 (e)	11,004	1.93	2 .05	(0 .52)	54 .5
65.22 (d),(e)	7,791	1.93 (f)	2 .61 (f)	(0 .52) (f)	79 .1 (f)

23.11 (d)	1,012,315	0.98 (f)	1 .00 (f)	0 .47 (f)	45 .2 (f)
26.64	736,530	1.00	1 .02	0 .41	54 .5
10.02	319,448	1.01	1 .03	0 .43	79 .1
(37.60)	160,758	1.02	–	0 .57	61 .6
3.28	343,408	1.00	–	0 .27	58 .7
20.61	359,928	1.00	–	0 .49	40 .4

22.45 (d)	3,219	1.86 (f),(h)	–	(0 .43) (f)	45 .2 (f)
25.45	1,038	1.87 (h)	–	(0 .47)	54 .5
9.18	741	1.88 (h)	–	(0 .45)	79 .1
(38.13)	229	1.90	–	(0 .33)	61 .6
2.32	321	1.88	–	(0 .72)	58 .7
19.67	129	1.88	–	(0 .34)	40 .4

22.57 (d)	7,580	1.73 (f),(h)	–	(0 .31) (f)	45 .2 (f)
25.71	2,189	1.74 (h)	–	(0 .33)	54 .5
9.16	2,226	1.75 (h)	–	(0 .31)	79 .1
(37.99)	857	1.77	–	(0 .18)	61 .6
2.49	1,721	1.75	–	(0 .56)	58 .7
19.72	705	1.75	–	(0 .27)	40 .4

22.70 (d)	20,282	1.55 (f),(h)	–	(0 .11) (f)	45 .2 (f)
25.82	12,722	1.56 (h)	–	(0 .15)	54 .5
9.42	10,045	1.57 (h)	–	(0 .13)	79 .1
(37.92)	5,552	1.59	–	0 .00	61 .6
2.71	12,654	1.57	–	(0 .60)	58 .7
19.91	3,772	1.57	–	(0 .10)	40 .4

22.97 (d)	9,649	1.36 (f),(h)	–	0.07 (f)	45.2 (f)
26.03	2,703	1.37 (h)	–	0 .06	54 .5
9.71	2,456	1.38 (h)	–	0 .08	79 .1
(37.85)	1,973	1.40	–	0 .18	61 .6
2.89	1,993	1.38	–	(0 .15)	58 .7
20.22	1,231	1.38	–	0 .10	40 .4

22.96 (d)	17,882	1.24 (f),(h)	–	0.22 (f)	45.2 (f)
26.16	6,871	1.25 (h)	–	0 .16	54 .5
9.76	7,404	1.26 (h)	–	0 .19	79 .1
(37.75)	4,026	1.28	–	0 .28	61 .6
3.02	3,703	1.26	–	(0 .18)	58 .7
20.34	1,170	1.26	–	0 .23	40 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

520

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning		During Period
	Account Value	Account	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Value April	2010 to	November 1,	Account Value	2010 to	Expense
	2010	30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Ratio
Bond & Mortgage Securities Fund
Class J	$1,000.00	$1,022.52	$5.06	$1,000.00	$1,019.79	$5.06	1.01%
Institutional	1,000.00	1,024.14	2.66	1,000.00	1,022.17	2.66	0.53
R-1	1,000.00	1,019.70	7.06	1,000.00	1,017.80	7.05	1.41
R-2	1,000.00	1,021.52	6.42	1,000.00	1,018.45	6.41	1.28
R-3	1,000.00	1,021.38	5.51	1,000.00	1,019.34	5.51	1.10
R-4	1,000.00	1,022.91	4.56	1,000.00	1,020.28	4.56	0.91
R-5	1,000.00	1,022.93	3.96	1,000.00	1,020.88	3.96	0.79

Core Plus Bond Fund I
Institutional	1,000.00	1,000.85	2.83	1,000.00	1,021.97	2.86	0.57
R-1	1,000.00	996.33	7.13	1,000.00	1,017.65	7.20	1.44
R-2	1,000.00	997.15	6.49	1,000.00	1,018.30	6.56	1.31
R-3	1,000.00	998.02	5.60	1,000.00	1,019.19	5.66	1.13
R-4	1,000.00	998.97	4.66	1,000.00	1,020.13	4.71	0.94
R-5	1,000.00	999.60	4.07	1,000.00	1,020.73	4.11	0.82

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning		During Period
	Account Value	Account	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Value April	2010 to	November 1,	Account Value	2010 to	Expense
	2010	30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Ratio
Disciplined LargeCap Blend Fund
Institutional	$1,000.00	$1,168.94	$3.44	$1,000.00	$1,021.62	$3.21	0.64%
R-1	1,000.00	1,163.87	8.05	1,000.00	1,017.36	7.50	1.50
R-2	1,000.00	1,164.89	7.35	1,000.00	1,018.00	6.85	1.37
R-3	1,000.00	1,165.29	6.39	1,000.00	1,018.89	5.96	1.19
R-4	1,000.00	1,167.62	5.37	1,000.00	1,019.84	5.01	1.00
R-5	1,000.00	1,167.66	4.73	1,000.00	1,020.43	4.41	0.88

Diversified International Fund
Class J	1,000.00	1,133.80	7.41	1,000.00	1,017.85	7.00	1.40
Institutional	1,000.00	1,136.61	4.82	1,000.00	1,020.28	4.56	0.91
R-1	1,000.00	1,131.78	9.41	1,000.00	1,015.97	8.90	1.78
R-2	1,000.00	1,131.32	8.72	1,000.00	1,016.61	8.25	1.65
R-3	1,000.00	1,133.06	7.77	1,000.00	1,017.50	7.35	1.47
R-4	1,000.00	1,134.11	6.77	1,000.00	1,018.45	6.41	1.28
R-5	1,000.00	1,133.90	6.14	1,000.00	1,019.04	5.81	1.16

Equity Income Fund
Institutional	1,000.00	1,133.00	2.75	1,000.00	1,022.22	2.61	0.52
R-1	1,000.00	1,128.39	7.34	1,000.00	1,017.90	6.95	1.39
R-2	1,000.00	1,129.15	6.65	1,000.00	1,018.55	6.31	1.26
R-3	1,000.00	1,129.83	5.70	1,000.00	1,019.44	5.41	1.08
R-4	1,000.00	1,130.42	4.70	1,000.00	1,020.38	4.46	0.89
R-5	1,000.00	1,131.31	4.07	1,000.00	1,020.98	3.86	0.77

Global Diversified Income Fund
Institutional	1,000.00	1,073.12	4.16	1,000.00	1,020.78	4.06	0.81

Global Real Estate Securities Fund
Institutional	1,000.00	1,123.49	5.00	1,000.00	1,020.08	4.76	0.95

Government & High Quality Bond Fund
Class J	1,000.00	1,001.31	4.96	1,000.00	1,019.84	5.01	1.00
Institutional	1,000.00	1,003.77	2.53	1,000.00	1,022.27	2.56	0.51
R-1	1,000.00	1,000.76	6.40	1,000.00	1,018.40	6.46	1.29
R-2	1,000.00	1,001.41	5.76	1,000.00	1,019.04	5.81	1.16
R-3	1,000.00	1,001.41	4.86	1,000.00	1,019.93	4.91	0.98
R-4	1,000.00	1,003.25	3.92	1,000.00	1,020.88	3.96	0.79
R-5	1,000.00	1,002.95	3.33	1,000.00	1,021.47	3.36	0.67

High Yield Fund
Institutional	1,000.00	1,064.11	2.87	1,000.00	1,022.02	2.81	0.56

High Yield Fund I
Institutional	1,000.00	1,063.10	3.27	1,000.00	1,021.62	3.21	0.64

Income Fund
Class J	1,000.00	1,015.39	5.50	1,000.00	1,019.34	5.51	1.10
Institutional	1,000.00	1,018.33	2.60	1,000.00	1,022.22	2.61	0.52
R-1	1,000.00	1,012.89	6.89	1,000.00	1,017.95	6.90	1.38
R-2	1,000.00	1,015.66	6.25	1,000.00	1,018.60	6.26	1.25
R-3	1,000.00	1,016.55	5.35	1,000.00	1,019.49	5.36	1.07
R-4	1,000.00	1,016.46	4.40	1,000.00	1,020.43	4.41	0.88
R-5	1,000.00	1,017.09	3.80	1,000.00	1,021.03	3.81	0.76

Inflation Protection Fund
Class J	1,000.00	1,004.65	5.72	1,000.00	1,019.09	5.76	1.15
Institutional	1,000.00	1,009.51	2.04	1,000.00	1,022.76	2.06	0.41
R-1	1,000.00	1,004.03	6.36	1,000.00	1,018.45	6.41	1.28
R-2	1,000.00	1,005.92	5.72	1,000.00	1,019.09	5.76	1.15
R-3	1,000.00	1,006.78	4.83	1,000.00	1,019.98	4.86	0.97
R-4	1,000.00	1,007.70	3.88	1,000.00	1,020.93	3.91	0.78
R-5	1,000.00	1,007.05	3.28	1,000.00	1,021.52	3.31	0.66

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning		During Period
	Account Value	Account	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Value April	2010 to	November 1,	Account Value	2010 to	Expense
	2010	30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Ratio
International Emerging Markets Fund
Class J	$1,000.00	$1,109.85	$9.05	$1,000.00	$1,016.22	$8.65	1.73%
Institutional	1,000.00	1,112.28	6.60	1,000.00	1,018.55	6.31	1.26
R-1	1,000.00	1,107.69	11.13	1,000.00	1,014.23	10.64	2.13
R-2	1,000.00	1,108.33	10.46	1,000.00	1,014.88	9.99	2.00
R-3	1,000.00	1,109.51	9.52	1,000.00	1,015.77	9.10	1.82
R-4	1,000.00	1,110.59	8.53	1,000.00	1,016.71	8.15	1.63
R-5	1,000.00	1,110.96	7.90	1,000.00	1,017.31	7.55	1.51

International Fund I
Institutional	1,000.00	1,129.03	5.81	1,000.00	1,019.34	5.51	1.10
R-1	1,000.00	1,123.77	10.37	1,000.00	1,015.03	9.84	1.97
R-2	1,000.00	1,124.80	9.69	1,000.00	1,015.67	9.20	1.84
R-3	1,000.00	1,126.12	8.75	1,000.00	1,016.56	8.30	1.66
R-4	1,000.00	1,126.73	7.75	1,000.00	1,017.50	7.35	1.47
R-5	1,000.00	1,128.45	7.12	1,000.00	1,018.10	6.76	1.35

International Growth Fund
Class J	1,000.00	1,133.74	8.31	1,000.00	1,017.01	7.85	1.57
Institutional	1,000.00	1,135.91	5.40	1,000.00	1,019.74	5.11	1.02
R-1	1,000.00	1,131.92	9.99	1,000.00	1,015.42	9.44	1.89
R-2	1,000.00	1,131.65	9.30	1,000.00	1,016.07	8.80	1.76
R-3	1,000.00	1,132.63	8.35	1,000.00	1,016.96	7.90	1.58
R-4	1,000.00	1,134.18	7.36	1,000.00	1,017.90	6.95	1.39
R-5	1,000.00	1,134.95	6.72	1,000.00	1,018.50	6.36	1.27

International Value Fund I
Institutional	1,000.00	1,134.67	5.72	1,000.00	1,019.44	5.41	1.08

LargeCap Blend Fund II
Class J	1,000.00	1,155.85	6.31	1,000.00	1,018.94	5.91	1.18
Institutional	1,000.00	1,156.66	3.96	1,000.00	1,021.12	3.71	0.74
R-1	1,000.00	1,153.07	8.59	1,000.00	1,016.81	8.05	1.61
R-2	1,000.00	1,153.56	7.90	1,000.00	1,017.46	7.40	1.48
R-3	1,000.00	1,154.25	6.94	1,000.00	1,018.35	6.51	1.30
R-4	1,000.00	1,155.65	5.93	1,000.00	1,019.29	5.56	1.11
R-5	1,000.00	1,155.43	5.29	1,000.00	1,019.89	4.96	0.99

LargeCap Growth Fund
Class J	1,000.00	1,122.05	6.05	1,000.00	1,019.09	5.76	1.15
Institutional	1,000.00	1,126.14	3.43	1,000.00	1,021.57	3.26	0.65
R-1	1,000.00	1,119.95	7.94	1,000.00	1,017.31	7.55	1.51
R-2	1,000.00	1,121.98	7.26	1,000.00	1,017.95	6.90	1.38
R-3	1,000.00	1,121.21	6.31	1,000.00	1,018.84	6.01	1.20
R-4	1,000.00	1,123.88	5.32	1,000.00	1,019.79	5.06	1.01
R-5	1,000.00	1,123.87	4.69	1,000.00	1,020.38	4.46	0.89

LargeCap Growth Fund I
Class J	1,000.00	1,165.82	6.23	1,000.00	1,019.04	5.81	1.16
Institutional	1,000.00	1,168.83	3.28	1,000.00	1,021.77	3.06	0.61
R-1	1,000.00	1,164.85	8.00	1,000.00	1,017.41	7.45	1.49
R-2	1,000.00	1,164.81	7.30	1,000.00	1,018.05	6.80	1.36
R-3	1,000.00	1,164.68	6.33	1,000.00	1,018.94	5.91	1.18
R-4	1,000.00	1,167.06	5.32	1,000.00	1,019.89	4.96	0.99
R-5	1,000.00	1,168.04	4.68	1,000.00	1,020.48	4.36	0.87

LargeCap Growth Fund II
Class J	1,000.00	1,154.82	7.80	1,000.00	1,017.55	7.30	1.46
Institutional	1,000.00	1,158.05	4.98	1,000.00	1,020.18	4.66	0.93
R-1	1,000.00	1,153.42	9.66	1,000.00	1,015.82	9.05	1.81
R-2	1,000.00	1,152.53	8.97	1,000.00	1,016.46	8.40	1.68
R-3	1,000.00	1,153.69	8.01	1,000.00	1,017.36	7.50	1.50
R-4	1,000.00	1,155.19	7.00	1,000.00	1,018.30	6.56	1.31
R-5	1,000.00	1,156.41	6.36	1,000.00	1,018.89	5.96	1.19

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning		During Period
	Account Value	Account	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Value April	2010 to	November 1,	Account Value	2010 to	Expense
	2010	30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Ratio
LargeCap S&P 500 Index Fund
Class J	$1,000.00	$1,160.28	$3.21	$1,000.00	$1,021.82	$3.01	0.60%
Institutional	1,000.00	1,162.68	0.86	1,000.00	1,024.00	0.80	0.16
R-1	1,000.00	1,156.62	5.51	1,000.00	1,019.69	5.16	1.03
R-2	1,000.00	1,157.31	4.81	1,000.00	1,020.33	4.51	0.90
R-3	1,000.00	1,158.75	3.85	1,000.00	1,021.22	3.61	0.72
R-4	1,000.00	1,160.71	2.84	1,000.00	1,022.17	2.66	0.53
R-5	1,000.00	1,160.91	2.20	1,000.00	1,022.76	2.06	0.41

LargeCap Value Fund
Class J	1,000.00	1,190.25	5.32	1,000.00	1,019.93	4.91	0.98
Institutional	1,000.00	1,192.85	2.45	1,000.00	1,022.56	2.26	0.45
R-1	1,000.00	1,187.56	7.16	1,000.00	1,018.25	6.61	1.32
R-2	1,000.00	1,188.84	6.46	1,000.00	1,018.89	5.96	1.19
R-3	1,000.00	1,190.24	5.48	1,000.00	1,019.79	5.06	1.01
R-4	1,000.00	1,190.52	4.45	1,000.00	1,020.73	4.11	0.82
R-5	1,000.00	1,191.53	3.80	1,000.00	1,021.32	3.51	0.70

LargeCap Value Fund I
Institutional	1,000.00	1,160.84	4.07	1,000.00	1,021.03	3.81	0.76
R-1	1,000.00	1,156.04	8.77	1,000.00	1,016.66	8.20	1.64
R-2	1,000.00	1,157.01	8.08	1,000.00	1,017.31	7.55	1.51
R-3	1,000.00	1,157.35	7.11	1,000.00	1,018.20	6.66	1.33
R-4	1,000.00	1,159.59	6.10	1,000.00	1,019.14	5.71	1.14
R-5	1,000.00	1,160.30	5.46	1,000.00	1,019.74	5.11	1.02

LargeCap Value Fund III
Class J	1,000.00	1,163.28	6.87	1,000.00	1,018.45	6.41	1.28
Institutional	1,000.00	1,166.54	4.14	1,000.00	1,020.98	3.86	0.77
R-1	1,000.00	1,161.06	8.84	1,000.00	1,016.61	8.25	1.65
R-2	1,000.00	1,161.78	8.15	1,000.00	1,017.26	7.60	1.52
R-3	1,000.00	1,163.51	7.19	1,000.00	1,018.15	6.71	1.34
R-4	1,000.00	1,163.46	6.17	1,000.00	1,019.09	5.76	1.15
R-5	1,000.00	1,165.08	5.53	1,000.00	1,019.69	5.16	1.03

MidCap Blend Fund
Class J	1,000.00	1,206.94	6.13	1,000.00	1,019.24	5.61	1.12
Institutional	1,000.00	1,209.83	3.56	1,000.00	1,021.57	3.26	0.65
R-1	1,000.00	1,204.18	8.25	1,000.00	1,017.31	7.55	1.51
R-2	1,000.00	1,204.90	7.54	1,000.00	1,017.95	6.90	1.38
R-3	1,000.00	1,206.40	6.56	1,000.00	1,018.84	6.01	1.20
R-4	1,000.00	1,207.11	5.53	1,000.00	1,019.79	5.06	1.01
R-5	1,000.00	1,208.80	4.87	1,000.00	1,020.38	4.46	0.89

MidCap Growth Fund
Class J	1,000.00	1,249.61	6.75	1,000.00	1,018.79	6.06	1.21
Institutional	1,000.00	1,253.52	3.91	1,000.00	1,021.32	3.51	0.70
R-1	1,000.00	1,246.66	8.63	1,000.00	1,017.11	7.75	1.55
R-2	1,000.00	1,248.55	7.92	1,000.00	1,017.75	7.10	1.42
R-3	1,000.00	1,248.94	6.91	1,000.00	1,018.65	6.21	1.24
R-4	1,000.00	1,250.35	5.86	1,000.00	1,019.59	5.26	1.05
R-5	1,000.00	1,251.03	5.19	1,000.00	1,020.18	4.66	0.93

MidCap Growth Fund III
Class J	1,000.00	1,248.30	8.14	1,000.00	1,017.55	7.30	1.46
Institutional	1,000.00	1,252.87	5.31	1,000.00	1,020.08	4.76	0.95
R-1	1,000.00	1,246.97	10.14	1,000.00	1,015.77	9.10	1.82
R-2	1,000.00	1,247.56	9.42	1,000.00	1,016.41	8.45	1.69
R-3	1,000.00	1,248.69	8.42	1,000.00	1,017.31	7.55	1.51
R-4	1,000.00	1,249.74	7.36	1,000.00	1,018.25	6.61	1.32
R-5	1,000.00	1,250.77	6.70	1,000.00	1,018.84	6.01	1.20

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning		During Period
	Account Value	Account	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Value April	2010 to	November 1,	Account Value	2010 to	Expense
	2010	30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Ratio
MidCap S&P 400 Index Fund
Class J	$1,000.00	$1,227.95	$3.70	$1,000.00	$1,021.47	$3.36	0.67%
Institutional	1,000.00	1,231.18	1.11	1,000.00	1,023.80	1.00	0.20
R-1	1,000.00	1,225.98	5.74	1,000.00	1,019.64	5.21	1.04
R-2	1,000.00	1,226.20	5.02	1,000.00	1,020.28	4.56	0.91
R-3	1,000.00	1,227.47	4.03	1,000.00	1,021.17	3.66	0.73
R-4	1,000.00	1,229.33	2.98	1,000.00	1,022.12	2.71	0.54
R-5	1,000.00	1,229.25	2.32	1,000.00	1,022.71	2.11	0.42

MidCap Value Fund I
Class J	1,000.00	1,186.65	8.19	1,000.00	1,017.31	7.55	1.51
Institutional	1,000.00	1,188.66	5.32	1,000.00	1,019.93	4.91	0.98
R-1	1,000.00	1,183.93	9.96	1,000.00	1,015.67	9.20	1.84
R-2	1,000.00	1,185.06	9.26	1,000.00	1,016.31	8.55	1.71
R-3	1,000.00	1,185.85	8.29	1,000.00	1,017.21	7.65	1.53
R-4	1,000.00	1,186.54	7.26	1,000.00	1,018.15	6.71	1.34
R-5	1,000.00	1,187.49	6.62	1,000.00	1,018.74	6.11	1.22

MidCap Value Fund III
Class J	1,000.00	1,188.47	6.19	1,000.00	1,019.14	5.71	1.14
Institutional	1,000.00	1,189.98	3.80	1,000.00	1,021.32	3.51	0.70
R-1	1,000.00	1,185.23	8.34	1,000.00	1,017.16	7.70	1.54
R-2	1,000.00	1,185.43	7.64	1,000.00	1,017.80	7.05	1.41
R-3	1,000.00	1,186.84	6.67	1,000.00	1,018.70	6.16	1.23
R-4	1,000.00	1,188.47	5.64	1,000.00	1,019.64	5.21	1.04
R-5	1,000.00	1,189.36	4.99	1,000.00	1,020.23	4.61	0.92

Money Market Fund
Class J	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
Institutional	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
R-1	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
R-2	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
R-3	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
R-4	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
R-5	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32

Principal Capital Appreciation Fund
Institutional	1,000.00	1,169.43	2.80	1,000.00	1,022.22	2.61	0.52
R-1	1,000.00	1,164.53	7.46	1,000.00	1,017.90	6.95	1.39
R-2	1,000.00	1,165.57	6.77	1,000.00	1,018.55	6.31	1.26
R-3	1,000.00	1,166.59	5.80	1,000.00	1,019.44	5.41	1.08
R-4	1,000.00	1,167.49	4.78	1,000.00	1,020.38	4.46	0.89
R-5	1,000.00	1,168.00	4.14	1,000.00	1,020.98	3.86	0.77

Principal LifeTime 2010 Fund
Class J	1,000.00	1,094.40	2.08	1,000.00	1,022.81	2.01	0.40
Institutional	1,000.00	1,095.75	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,091.64	4.77	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,092.42	4.10	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,093.19	3.17	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,093.57	2.18	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,094.17	1.56	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2015 Fund
Institutional	1,000.00	1,109.91	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,104.03	4.80	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,104.86	4.12	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,106.83	3.19	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,106.59	2.19	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,107.38	1.57	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2020 Fund
Class J	1,000.00	1,116.65	2.15	1,000.00	1,022.76	2.06	0.41
Institutional	1,000.00	1,118.70	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,114.07	4.77	1,000.00	1,020.28	4.56	0.91
R-2	1,000.00	1,114.69	4.09	1,000.00	1,020.93	3.91	0.78
R-3	1,000.00	1,116.42	3.15	1,000.00	1,021.82	3.01	0.60
R-4	1,000.00	1,116.75	2.15	1,000.00	1,022.76	2.06	0.41
R-5	1,000.00	1,117.41	1.52	1,000.00	1,023.36	1.45	0.29

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning		During Period
	Account Value	Account	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Value April	2010 to	November 1,	Account Value	2010 to	Expense
	2010	30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Ratio
Principal LifeTime 2025 Fund
Institutional	$1,000.00	$1,127.01	$0.21	$1,000.00	$1,024.60	$0.20	0.04%
R-1	1,000.00	1,122.05	4.84	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,123.10	4.16	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,123.79	3.21	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,123.39	2.21	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,125.28	1.58	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2030 Fund
Class J	1,000.00	1,131.04	2.27	1,000.00	1,022.66	2.16	0.43
Institutional	1,000.00	1,132.44	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,128.19	4.80	1,000.00	1,020.28	4.56	0.91
R-2	1,000.00	1,128.15	4.12	1,000.00	1,020.93	3.91	0.78
R-3	1,000.00	1,129.75	3.17	1,000.00	1,021.82	3.01	0.60
R-4	1,000.00	1,131.40	2.17	1,000.00	1,022.76	2.06	0.41
R-5	1,000.00	1,130.81	1.53	1,000.00	1,023.36	1.45	0.29

Principal LifeTime 2035 Fund
Institutional	1,000.00	1,139.06	0.27	1,000.00	1,024.55	0.25	0.05
R-1	1,000.00	1,134.18	4.87	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,135.27	4.18	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,135.51	3.23	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,137.75	2.23	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,137.28	1.59	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2040 Fund
Class J	1,000.00	1,141.51	2.50	1,000.00	1,022.46	2.36	0.47
Institutional	1,000.00	1,143.75	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,139.12	4.83	1,000.00	1,020.28	4.56	0.91
R-2	1,000.00	1,139.94	4.14	1,000.00	1,020.93	3.91	0.78
R-3	1,000.00	1,141.03	3.19	1,000.00	1,021.82	3.01	0.60
R-4	1,000.00	1,141.16	2.18	1,000.00	1,022.76	2.06	0.41
R-5	1,000.00	1,142.62	1.54	1,000.00	1,023.36	1.45	0.29

Principal LifeTime 2045 Fund
Institutional	1,000.00	1,147.51	0.32	1,000.00	1,024.50	0.30	0.06
R-1	1,000.00	1,142.07	4.89	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,142.98	4.20	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,143.74	3.24	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,144.84	2.23	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,145.55	1.60	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2050 Fund
Class J	1,000.00	1,148.03	3.04	1,000.00	1,021.97	2.86	0.57
Institutional	1,000.00	1,150.83	0.21	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,145.78	4.89	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,147.23	4.21	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,148.04	3.25	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,148.60	2.24	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,149.70	1.60	1,000.00	1,023.31	1.51	0.30

Principal LifeTime 2055 Fund
Institutional	1,000.00	1,149.21	0.43	1,000.00	1,024.40	0.40	0.08
R-1	1,000.00	1,145.18	5.11	1,000.00	1,020.03	4.81	0.96
R-2	1,000.00	1,145.02	4.41	1,000.00	1,020.68	4.16	0.83
R-3	1,000.00	1,146.14	3.46	1,000.00	1,021.57	3.26	0.65
R-4	1,000.00	1,148.70	2.45	1,000.00	1,022.51	2.31	0.46
R-5	1,000.00	1,148.24	1.81	1,000.00	1,023.11	1.71	0.34

Principal LifeTime Strategic Income Fund
Class J	1,000.00	1,048.71	2.18	1,000.00	1,022.66	2.16	0.43
Institutional	1,000.00	1,051.08	0.20	1,000.00	1,024.60	0.20	0.04
R-1	1,000.00	1,047.05	4.67	1,000.00	1,020.23	4.61	0.92
R-2	1,000.00	1,047.16	4.01	1,000.00	1,020.88	3.96	0.79
R-3	1,000.00	1,048.22	3.10	1,000.00	1,021.77	3.06	0.61
R-4	1,000.00	1,048.45	2.13	1,000.00	1,022.71	2.11	0.42
R-5	1,000.00	1,049.65	1.52	1,000.00	1,023.31	1.51	0.30

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning		During Period
	Account Value	Account	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Value April	2010 to	November 1,	Account Value	2010 to	Expense
	2010	30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Ratio
Real Estate Securities Fund
Class J	$1,000.00	$1,149.08	$7.25	$1,000.00	$1,018.05	$6.80	1.36%
Institutional	1,000.00	1,151.98	4.54	1,000.00	1,020.58	4.26	0.85
R-1	1,000.00	1,147.03	9.10	1,000.00	1,016.31	8.55	1.71
R-2	1,000.00	1,147.82	8.41	1,000.00	1,016.96	7.90	1.58
R-3	1,000.00	1,148.37	7.46	1,000.00	1,017.85	7.00	1.40
R-4	1,000.00	1,149.98	6.45	1,000.00	1,018.79	6.06	1.21
R-5	1,000.00	1,150.35	5.81	1,000.00	1,019.39	5.46	1.09

SAM Balanced Portfolio
Class J	1,000.00	1,102.25	3.86	1,000.00	1,021.12	3.71	0.74
Institutional	1,000.00	1,104.61	1.88	1,000.00	1,023.01	1.81	0.36
R-1	1,000.00	1,099.41	6.35	1,000.00	1,018.74	6.11	1.22
R-2	1,000.00	1,099.79	5.67	1,000.00	1,019.39	5.46	1.09
R-3	1,000.00	1,101.19	4.74	1,000.00	1,020.28	4.56	0.91
R-4	1,000.00	1,101.98	3.75	1,000.00	1,021.22	3.61	0.72
R-5	1,000.00	1,102.52	3.13	1,000.00	1,021.82	3.01	0.60

SAM Conservative Balanced Portfolio
Class J	1,000.00	1,075.01	3.81	1,000.00	1,021.12	3.71	0.74
Institutional	1,000.00	1,076.73	1.91	1,000.00	1,022.96	1.86	0.37
R-1	1,000.00	1,072.65	6.27	1,000.00	1,018.74	6.11	1.22
R-2	1,000.00	1,073.40	5.60	1,000.00	1,019.39	5.46	1.09
R-3	1,000.00	1,074.18	4.68	1,000.00	1,020.28	4.56	0.91
R-4	1,000.00	1,075.07	3.70	1,000.00	1,021.22	3.61	0.72
R-5	1,000.00	1,075.67	3.09	1,000.00	1,021.82	3.01	0.60

SAM Conservative Growth Portfolio
Class J	1,000.00	1,131.22	3.96	1,000.00	1,021.08	3.76	0.75
Institutional	1,000.00	1,134.01	1.90	1,000.00	1,023.01	1.81	0.36
R-1	1,000.00	1,128.65	6.44	1,000.00	1,018.74	6.11	1.22
R-2	1,000.00	1,129.41	5.75	1,000.00	1,019.39	5.46	1.09
R-3	1,000.00	1,130.23	4.81	1,000.00	1,020.28	4.56	0.91
R-4	1,000.00	1,131.85	3.81	1,000.00	1,021.22	3.61	0.72
R-5	1,000.00	1,132.20	3.17	1,000.00	1,021.82	3.01	0.60

SAM Flexible Income Portfolio
Class J	1,000.00	1,053.20	3.92	1,000.00	1,020.98	3.86	0.77
Institutional	1,000.00	1,055.79	2.04	1,000.00	1,022.81	2.01	0.40
R-1	1,000.00	1,050.61	6.20	1,000.00	1,018.74	6.11	1.22
R-2	1,000.00	1,051.40	5.54	1,000.00	1,019.39	5.46	1.09
R-3	1,000.00	1,052.29	4.63	1,000.00	1,020.28	4.56	0.91
R-4	1,000.00	1,053.27	3.67	1,000.00	1,021.22	3.61	0.72
R-5	1,000.00	1,053.89	3.06	1,000.00	1,021.82	3.01	0.60

SAM Strategic Growth Portfolio
Class J	1,000.00	1,151.73	4.11	1,000.00	1,020.98	3.86	0.77
Institutional	1,000.00	1,153.44	1.98	1,000.00	1,022.96	1.86	0.37
R-1	1,000.00	1,148.80	6.50	1,000.00	1,018.74	6.11	1.22
R-2	1,000.00	1,149.58	5.81	1,000.00	1,019.39	5.46	1.09
R-3	1,000.00	1,150.99	4.85	1,000.00	1,020.28	4.56	0.91
R-4	1,000.00	1,151.37	3.84	1,000.00	1,021.22	3.61	0.72
R-5	1,000.00	1,152.43	3.20	1,000.00	1,021.82	3.01	0.60

Short-Term Income Fund
Class J	1,000.00	1,004.74	4.82	1,000.00	1,019.98	4.86	0.97
Institutional	1,000.00	1,007.19	2.39	1,000.00	1,022.41	2.41	0.48
R-1	1,000.00	1,003.08	6.46	1,000.00	1,018.35	6.51	1.30
R-2	1,000.00	1,003.69	5.86	1,000.00	1,018.94	5.91	1.18
R-3	1,000.00	1,004.63	4.92	1,000.00	1,019.89	4.96	0.99
R-4	1,000.00	1,005.63	3.93	1,000.00	1,020.88	3.96	0.79
R-5	1,000.00	1,006.18	3.38	1,000.00	1,021.42	3.41	0.68

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning		During Period
	Account Value	Account	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Value April	2010 to	November 1,	Account Value	2010 to	Expense
	2010	30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Ratio
SmallCap Blend Fund
Class J	$1,000.00	$1,214.06	$6.92	$1,000.00	$1,018.55	$6.31	1.26%
Institutional	1,000.00	1,216.90	4.40	1,000.00	1,020.83	4.01	0.80
R-1	1,000.00	1,211.27	8.99	1,000.00	1,016.66	8.20	1.64
R-2	1,000.00	1,212.83	8.28	1,000.00	1,017.31	7.55	1.51
R-3	1,000.00	1,213.68	7.30	1,000.00	1,018.20	6.66	1.33
R-4	1,000.00	1,214.50	6.26	1,000.00	1,019.14	5.71	1.14
R-5	1,000.00	1,215.25	5.60	1,000.00	1,019.74	5.11	1.02

SmallCap Growth Fund
Class J	1,000.00	1,247.04	7.35	1,000.00	1,018.25	6.61	1.32
Institutional	1,000.00	1,250.34	4.46	1,000.00	1,020.83	4.01	0.80
R-1	1,000.00	1,244.64	9.24	1,000.00	1,016.56	8.30	1.66
R-2	1,000.00	1,244.04	8.51	1,000.00	1,017.21	7.65	1.53
R-3	1,000.00	1,245.52	7.52	1,000.00	1,018.10	6.76	1.35
R-4	1,000.00	1,247.31	6.46	1,000.00	1,019.04	5.81	1.16
R-5	1,000.00	1,247.34	5.80	1,000.00	1,019.64	5.21	1.04

SmallCap Growth Fund I
Class J	1,000.00	1,300.00	9.52	1,000.00	1,016.51	8.35	1.67
Institutional	1,000.00	1,303.53	6.11	1,000.00	1,019.49	5.36	1.07
R-1	1,000.00	1,297.48	11.05	1,000.00	1,015.17	9.69	1.94
R-2	1,000.00	1,298.54	10.32	1,000.00	1,015.82	9.05	1.81
R-3	1,000.00	1,300.33	9.30	1,000.00	1,016.71	8.15	1.63
R-4	1,000.00	1,300.65	8.21	1,000.00	1,017.65	7.20	1.44
R-5	1,000.00	1,302.23	7.53	1,000.00	1,018.25	6.61	1.32

SmallCap Growth Fund II
Class J	1,000.00	1,291.61	8.98	1,000.00	1,016.96	7.90	1.58
Institutional	1,000.00	1,295.25	5.80	1,000.00	1,019.74	5.11	1.02
R-1	1,000.00	1,287.26	10.72	1,000.00	1,015.42	9.44	1.89
R-2	1,000.00	1,289.33	9.99	1,000.00	1,016.07	8.80	1.76
R-3	1,000.00	1,291.55	8.98	1,000.00	1,016.96	7.90	1.58
R-4	1,000.00	1,291.83	7.90	1,000.00	1,017.90	6.95	1.39
R-5	1,000.00	1,291.17	7.21	1,000.00	1,018.50	6.36	1.27

SmallCap S&P 600 Index Fund
Class J	1,000.00	1,228.00	3.76	1,000.00	1,021.42	3.41	0.68
Institutional	1,000.00	1,230.87	1.11	1,000.00	1,023.80	1.00	0.20
R-1	1,000.00	1,225.78	5.74	1,000.00	1,019.64	5.21	1.04
R-2	1,000.00	1,226.29	5.02	1,000.00	1,020.28	4.56	0.91
R-3	1,000.00	1,228.16	4.03	1,000.00	1,021.17	3.66	0.73
R-4	1,000.00	1,228.82	2.98	1,000.00	1,022.12	2.71	0.54
R-5	1,000.00	1,229.47	2.32	1,000.00	1,022.71	2.11	0.42

SmallCap Value Fund
Class J	1,000.00	1,171.91	7.05	1,000.00	1,018.30	6.56	1.31
Institutional	1,000.00	1,173.80	4.31	1,000.00	1,020.83	4.01	0.80
R-1	1,000.00	1,170.14	8.82	1,000.00	1,016.66	8.20	1.64
R-2	1,000.00	1,169.83	8.12	1,000.00	1,017.31	7.55	1.51
R-3	1,000.00	1,171.29	7.16	1,000.00	1,018.20	6.66	1.33
R-4	1,000.00	1,172.83	6.14	1,000.00	1,019.14	5.71	1.14
R-5	1,000.00	1,173.17	5.50	1,000.00	1,019.74	5.11	1.02

SmallCap Value Fund II
Class J	1,000.00	1,227.54	9.39	1,000.00	1,016.36	8.50	1.70
Institutional	1,000.00	1,231.12	5.42	1,000.00	1,019.93	4.91	0.98
R-1	1,000.00	1,224.54	10.26	1,000.00	1,015.57	9.30	1.86
R-2	1,000.00	1,225.74	9.55	1,000.00	1,016.22	8.65	1.73
R-3	1,000.00	1,227.00	8.56	1,000.00	1,017.11	7.75	1.55
R-4	1,000.00	1,229.69	7.52	1,000.00	1,018.05	6.80	1.36
R-5	1,000.00	1,229.59	6.85	1,000.00	1,018.65	6.21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	97	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	97	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	97	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2011 and the Statement of Additional Information dated March 1, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended and Restated Sub-advisory Agreement with Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) related to the MidCap Value Fund III.

Amended and Restated Sub-advisory Agreement with Barrow Hanley

At its March 8, 2011 meeting, the Board considered whether to amend the subadvisory agreement (the “Amended and Restated Sub-advisory Agreement”) between the Manager and Barrow Hanley related to the MidCap Value Fund III. The Board noted that the Amended and Restated Sub-advisory Agreement was the same in all material aspects as the previous subadvisory agreement with Barrow Hanley other than a change to the fee schedule to limit the fees Barrow Hanley is paid on cash and cash equivalents. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2010 meeting. In approving the amended Sub-advisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2010 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services Barrow Hanley provides to the Funds and that Barrow Hanley’s obligations under the Amended and Restated Sub-advisory Agreement would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders Principal Funds, Inc. – SmallCap Value Fund I Held November 4, 2010

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Value Fund I into the SmallCap Value Fund II:

In Favor	Opposed	Abstain
8,068,772.377	534,268.000	1,200,232.000

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Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

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A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV382-05 | 06/2011 | #t100610007n ©2011 Principal Financial Services, Inc.

Principal Funds 2011 Semiannual Report for Retirement, Institutional, & J Share Classes